UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED

MANAGEMENT INVESTMENT COMPANY

Investment Company Act File Number 811-07953

EQ ADVISORS TRUST

(Exact name of registrant as specified in charter)

1290 Avenue of the Americas

New York, New York 10104

(Address of principal executive offices)

PATRICIA LOUIE, ESQ.

Vice President and Associate General Counsel

AXA Equitable Life Insurance Company

1290 Avenue of the Americas

New York, New York 10104

(Name and Address of Agent for Service)

Copies to:

CLIFFORD L. ALEXANDER, ESQ.

MARK C. AMOROSI, ESQ.

K&L Gates LLP

1601 K. Street, N.W.

Washington, D.C. 20006-1600

Telephone: (202) 778-9351

Registrant’s telephone number, including area code: (212) 554-1234

Date of fiscal year end: December 31

Date of reporting period: July 1, 2010 – September 30, 2010

Item 1. Schedule of Investments.

The following are schedules of investments of the registrant as of September 30, 2010. The schedules have not been audited.

EQ ADVISORS TRUST

ALL ASSET ALLOCATION PORTFOLIO

PORTFOLIO OF INVESTMENTS

September 30, 2010 (Unaudited)

	Number of Shares	Value (Note 1)
INVESTMENT COMPANIES:
EQ/AllianceBernstein Small Cap Growth Portfolio‡	282,415	$3,989,380
EQ/AXA Franklin Small Cap Value Core Portfolio‡	333,540	2,931,236
EQ/BlackRock Basic Value Equity Portfolio‡	965,443	12,000,587
EQ/BlackRock International Value Portfolio‡	402,478	4,507,276
EQ/Boston Advisors Equity Income Portfolio‡	868,239	4,256,311
EQ/Core Bond Index Portfolio‡	347,277	3,505,150
EQ/Davis New York Venture Portfolio‡	1,274,090	11,355,979
EQ/Equity Growth PLUS Portfolio‡	246,277	3,313,070
EQ/GAMCO Mergers & Acquisitions Portfolio‡	642,885	8,072,110
EQ/GAMCO Small Company Value Portfolio‡	398,343	13,442,226
EQ/Global Bond PLUS Portfolio‡	1,424,830	14,902,717
EQ/Global Multi-Sector Equity Portfolio‡	1,011,071	11,875,427
EQ/Intermediate Government Bond Index Portfolio‡	378,678	3,861,046
EQ/International Core PLUS Portfolio‡	1,806,735	16,295,973
EQ/International Growth Portfolio‡	788,587	4,727,333
EQ/Large Cap Core PLUS Portfolio‡	1,682,379	11,975,158
EQ/Large Cap Growth PLUS Portfolio‡	1,071,646	16,408,768
EQ/Large Cap Value PLUS Portfolio‡	385,449	3,598,883
EQ/Small Company Index Portfolio‡	54,033	496,605
iShares Barclays U.S. Treasury Inflation Protected Securities Fund	96,300	10,499,589
iShares Cohen & Steers Realty Majors Index Fund	129,100	7,997,745
iShares COMEX Gold Trust*	1,082,600	13,857,280
iShares Dow Jones U.S. Oil & Gas Exploration & Production Index Fund	55,920	2,902,248
iShares FTSE/Xinhua China 25 Index Fund	56,900	2,436,458
iShares JP Morgan USD Emerging Markets Bond Fund	41,460	4,616,571
iShares MSCI EAFE Small Cap Index Fund	92,600	3,553,988
iShares MSCI Emerging Markets Index Fund	44,700	2,001,219
iShares S&P Developed ex-U.S. Property Index Fund	79,800	2,649,224
iShares S&P Global Clean Energy Index Fund	68,310	1,176,298
iShares S&P Global Energy Sector Index Fund	45,860	1,552,820
iShares S&P Latin America 40 Index Fund	49,100	2,481,514
iShares S&P North American Natural Resources Sector Index Fund	165,160	$5,737,658
iShares Silver Trust*	151,750	3,233,792
Multimanager Core Bond Portfolio‡	1,258,536	13,699,904
Multimanager International Equity Portfolio‡	368,706	3,938,059
Multimanager Large Cap Core Equity Portfolio‡	489,796	4,518,682
Multimanager Large Cap Value Portfolio‡	436,862	3,913,470
Multimanager Mid Cap Growth Portfolio*‡	224,792	1,793,104
Multimanager Mid Cap Value Portfolio‡	229,743	2,042,125
Multimanager Small Cap Growth Portfolio*‡	426,434	3,217,177
Multimanager Small Cap Value Portfolio‡	91,769	848,941
SPDR Barclays Capital High Yield Bond ETF	165,000	6,601,650
SPDR S&P Emerging Asia Pacific ETF	10,000	829,800
Vanguard REIT ETF	35,200	1,833,216

Total Investment Companies (98.6%) (Cost $254,829,650)		259,447,767

	Principal Amount	Value (Note 1)
SHORT-TERM INVESTMENT:
Time Deposit (1.5%)
JPMorgan Chase Nassau
0.000%, 10/1/10
(Amortized Cost $3,946,466)	$3,946,466	3,946,466

Total Investments (100.1%) (Cost/Amortized Cost $258,776,116)		263,394,233
Other Assets Less Liabilities (-0.1%)		(229,340)

Net Assets (100%)		$263,164,893

*	Non-income producing.

‡	Affiliated company as defined under the Investment Company Act of 1940.

The holdings in affiliated Investment Companies are all Class A shares for AXA Premier VIP Trust Portfolios (Multimanager) and Class IA shares for EQ Advisors Trust Portfolios

See Notes to Portfolio of Investments.

EQ ADVISORS TRUST

ALL ASSET ALLOCATION PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

September 30, 2010 (Unaudited)

Investments in companies which were affiliates for the nine months ended September 30, 2010, were as follows:

Securities	Market Value December 31, 2009	Purchases at Cost	Sales at Cost	Market Value September 30, 2010	Dividend Income	Realized Gain (Loss)
EQ/AllianceBernstein Small Cap Growth Portfolio	$—	$4,000,000	$—	$3,989,380	$—	$—
EQ/AXA Franklin Small Cap Value Core Portfolio	3,488,288	57,822	1,167,202	2,931,236	—	(340,297)
EQ/BlackRock Basic Value Equity Portfolio	15,990,679	96,488	5,313,328	12,000,587	—	(898,325)
EQ/BlackRock International Value Portfolio	9,014,546	90,318	7,684,380	4,507,276	6,762	(3,132,320)
EQ/Boston Advisors Equity Income Portfolio	4,570,851	691,469	1,081,323	4,256,311	5,226	200,705
EQ/Core Bond Index Portfolio	7,281,715	10,771	4,175,222	3,505,150	1,284	31,066
EQ/Davis New York Venture Portfolio	8,603,700	4,116,374	1,246,225	11,355,979	14,352	262,780
EQ/Equity Growth PLUS Portfolio	3,284,189	4,640	81,281	3,313,070	1,733	(13,997)
EQ/GAMCO Mergers & Acquisitions Portfolio	8,782,982	623,456	2,148,359	8,072,110	—	(221,875)
EQ/GAMCO Small Company Value Portfolio	10,831,737	2,072,282	1,194,642	13,442,226	—	(101,234)
EQ/Global Bond PLUS Portfolio	15,185,587	103,270	1,607,767	14,902,717	—	(35,769)
EQ/Global Multi-Sector Equity Portfolio	12,715,245	91,791	2,160,083	11,875,427	2,496	(843,372)
EQ/Intermediate Government Bond Index Portfolio	—	5,352,919	1,538,769	3,861,046	12	28,515
EQ/International Core PLUS Portfolio	21,027,144	146,658	8,651,058	16,295,973	8,393	(3,910,025)
EQ/International Growth Portfolio	—	4,505,074	78,010	4,727,333	1,683	488
EQ/Large Cap Core PLUS Portfolio	13,201,324	91,773	1,369,182	11,975,158	9,671	399,236
EQ/Large Cap Growth PLUS Portfolio	13,688,521	6,095,267	3,347,492	16,408,768	2,096	58,930
EQ/Large Cap Value PLUS Portfolio	6,404,805	40,809	2,524,955	3,598,883	—
						578,647
EQ/Quality Bond PLUS Portfolio	3,385,935	160,585	3,494,128	—	—	211,587
EQ/Small Company Index Portfolio	499,054	3,596	34,839	496,605	—	14,307
Multimanager Core Bond Portfolio	8,302,902	6,426,352	1,462,952	13,699,904	182,296	57,412
Multimanager International Equity Portfolio	7,055,588	83,082	2,608,768	3,938,059	5,340	508,724
Multimanager Large Cap Core Equity Portfolio	4,939,876	33,131	589,928	4,518,682	—	(95,833)
Multimanager Large Cap Value Portfolio	6,731,119	60,219	3,783,349	3,913,470	459	(661,588)
Multimanager Mid Cap Growth Portfolio	1,808,650	14,386	272,254	1,793,104	—	(75,669)
Multimanager Mid Cap Value Portfolio	3,139,417	29,061	1,679,935	2,042,125	289	(286,766)
Multimanager Small Cap Growth Portfolio	6,500,040	1,561,213	5,545,017	3,217,177	—	(139,614)
Multimanager Small Cap Value Portfolio	850,245	4,081	73,368	848,941	—	(13,008)

	$197,284,139	$36,566,887	$64,913,816	$185,486,697	$242,092	$(8,417,295)

See Notes to Portfolio of Investments.

EQ ADVISORS TRUST

ALL ASSET ALLOCATION PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

September 30, 2010 (Unaudited)

The following is a summary of the inputs used to value the Portfolio’s assets and liabilities carried at fair value as of September 30, 2010:

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. For example, money market securities are valued using amortized cost, in accordance with rules under the Investment Company Act of 1940. Generally, amortized cost approximates the current fair value of a security, but since the value is not obtained from a quoted price in an active market, such securities are reflected as Level 2.

Various inputs are used in determining the value of the Portfolio’s investments. These inputs are summarized in the three broad levels listed below:

Investment Type	Level 1 Quoted prices in active markets for identical securities	Level 2 Significant other observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)	Level 3 Significant unobservable inputs (including the Portfolio’s own assumptions in determining the fair value of investments)	Total
Assets:
Investment Companies
Exchange Traded Funds (ETFs)	$73,961,070	$—	$—	$73,961,070
Investment Companies	—	185,486,697	—	185,486,697
Short-Term Investments	—	3,946,466	—	3,946,466

Total Assets	$73,961,070	$189,433,163	$—	$263,394,233

Total Liabilities	$—	$—	$—	$—

Total	$73,961,070	$189,433,163	$—	$263,394,233

Investment security transactions for the nine months ended September 30, 2010 were as follows:

Cost of Purchases:
Investment Companies	$53,782,898
Net Proceeds of Sales and Redemptions:
Investment Companies	$74,741,832

As of September 30, 2010, the gross unrealized appreciation (depreciation) of investments based on the aggregate cost of investments for Federal income tax purposes was as follows:

Aggregate gross unrealized appreciation	$22,261,238
Aggregate gross unrealized depreciation	(18,567,348)

Net unrealized appreciation	$3,693,890

Federal income tax cost of investments	$259,700,343

See Notes to Portfolio of Investments.

EQ ADVISORS TRUST

AXA CONSERVATIVE STRATEGY PORTFOLIO

PORTFOLIO OF INVESTMENTS

September 30, 2010 (Unaudited)

	Number of Shares	Value (Note 1)
INVESTMENT COMPANIES:
AXA Tactical Manager 2000 Portfolio-I‡	363,431	$4,935,632
AXA Tactical Manager 400 Portfolio-I‡	127,410	1,771,616
AXA Tactical Manager 500 Portfolio-I‡	1,288,455	16,372,239
AXA Tactical Manager International Portfolio-I‡	379,682	4,590,345
EQ/Core Bond Index Portfolio‡	9,222,380	93,083,654
EQ/Intermediate Government Bond Index Portfolio‡	1,486,182	15,153,279

Total Investments (99.9%) (Cost $131,208,448)		135,906,765
Other Assets Less Liabilities (0.1%)		87,806

Net Assets (100%)		$135,994,571

‡	Affiliated company as defined under the Investment Company Act of 1940.

The holdings in affiliated Investment Companies are all Class IA shares for EQ Advisors Trust Portfolios.

Investments in companies which were affiliates for the nine months ended September 30, 2010, were as follows:

Securities	Market Value December 31, 2009	Purchases at Cost	Sales at Cost	Market Value September 30, 2010	Dividend Income	Realized Gain (Loss)
AXA Tactical Manager 2000 Portfolio-I	$1,102,458	$5,004,854	$1,333,106	$4,935,632	$161	$110,165
AXA Tactical Manager 400 Portfolio-I	266,016	1,424,811	27,626	1,771,616	—	14,390
AXA Tactical Manager 500 Portfolio-I	4,448,661	12,925,793	1,310,972	16,372,239	278	275,746
AXA Tactical Manager International Portfolio-I	1,103,498	3,615,432	333,940	4,590,345	68	19,791
EQ/Core Bond Index Portfolio	22,460,805	70,981,646	4,032,477	93,083,654	23,367	143,915
EQ/Intermediate Government Bond Index Portfolio	3,942,089	12,128,666	1,438,582	15,153,279	107	43,177

	$33,323,527	$106,081,202	$8,476,703	$135,906,765	$23,981	$607,184

See Notes to Portfolio of Investments.

EQ ADVISORS TRUST

AXA CONSERVATIVE STRATEGY PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

September 30, 2010 (Unaudited)

The following is a summary of the inputs used to value the Portfolio’s assets and liabilities carried at fair value as of September 30, 2010:

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. For example, money market securities are valued using amortized cost, in accordance with rules under the Investment Company Act of 1940. Generally, amortized cost approximates the current fair value of a security, but since the value is not obtained from a quoted price in an active market, such securities are reflected as Level 2.

Various inputs are used in determining the value of the Portfolio’s investments. These inputs are summarized in the three broad levels listed below:

Investment Type	Level 1 Quoted prices in active markets for identical securities	Level 2 Significant other observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)	Level 3 Significant unobservable inputs (including the Portfolio’s own assumptions in determining the fair value of investments)	Total
Assets:
Investment Companies
Investment Companies	$—	$135,906,765	$—	$135,906,765

Total Assets	$—	$135,906,765	$—	$135,906,765

Total Liabilities	$—	$—	$—	$—

Total	$—	$135,906,765	$—	$135,906,765

Investment security transactions for the nine months ended September 30, 2010 were as follows:

Cost of Purchases:
Investment Companies	$106,081,202
Net Proceeds of Sales and Redemptions:
Investment Companies	$8,952,995

As of September 30, 2010, the gross unrealized appreciation (depreciation) of investments based on the aggregate cost of investments for Federal income tax purposes was as follows:

Aggregate gross unrealized appreciation	$4,698,317
Aggregate gross unrealized depreciation	—

Net unrealized appreciation	$4,698,317

Federal income tax cost of investments	$131,208,448

See Notes to Portfolio of Investments.

EQ ADVISORS TRUST

AXA CONSERVATIVE GROWTH STRATEGY PORTFOLIO

PORTFOLIO OF INVESTMENTS

September 30, 2010 (Unaudited)

	Number of Shares	Value (Note 1)
INVESTMENT COMPANIES:
AXA Tactical Manager 2000 Portfolio-I‡	1,251,143	$16,991,360
AXA Tactical Manager 400 Portfolio-I‡	364,619	5,069,961
AXA Tactical Manager 500 Portfolio-I‡	4,259,700	54,127,495
AXA Tactical Manager International Portfolio-I‡	1,264,448	15,287,147
EQ/Core Bond Index Portfolio‡	11,454,571	115,613,682
EQ/Intermediate Government Bond Index Portfolio‡	1,802,761	18,381,150

Total Investments (99.6%) (Cost $217,741,589)		225,470,795
Other Assets Less Liabilities (0.4%)		892,749

Net Assets (100%)		$226,363,544

‡	Affiliated company as defined under the Investment Company Act of 1940.

The holdings in affiliated Investment Companies are all Class IA shares for EQ Advisors Trust Portfolios.

Investments in companies which were affiliates for the nine months ended September 30, 2010, were as follows:

Securities	Market Value December 31, 2009	Purchases at Cost	Sales at Cost	Market Value September 30, 2010	Dividend Income	Realized Gain (Loss)
AXA Tactical Manager 2000 Portfolio-I	$3,167,799	$16,111,573	$2,797,068	$16,991,360	$534	$299,136
AXA Tactical Manager 400 Portfolio-I	968,384	3,812,527	5,207	5,069,961	—	32,175
AXA Tactical Manager 500 Portfolio-I	14,756,651	40,708,845	2,151,725	54,127,495	969	673,916
AXA Tactical Manager International Portfolio-I	3,576,158	11,652,398	504,493	15,287,147	233	88,842
EQ/Core Bond Index Portfolio	27,237,062	88,047,014	4,407,568	115,613,682	30,129	169,238
EQ/Intermediate Government Bond Index Portfolio	4,779,761	15,019,288	2,066,025	18,381,150	130	65,330

	$54,485,815	$175,351,645	$11,932,086	$225,470,795	$31,995	$1,328,637

See Notes to Portfolio of Investments.

EQ ADVISORS TRUST

AXA CONSERVATIVE GROWTH STRATEGY PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

September 30, 2010 (Unaudited)

The following is a summary of the inputs used to value the Portfolio’s assets and liabilities carried at fair value as of September 30, 2010:

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. For example, money market securities are valued using amortized cost, in accordance with rules under the Investment Company Act of 1940. Generally, amortized cost approximates the current fair value of a security, but since the value is not obtained from a quoted price in an active market, such securities are reflected as Level 2.

Various inputs are used in determining the value of the Portfolio’s investments. These inputs are summarized in the three broad levels listed below:

Investment Type	Level 1 Quoted prices in active markets for identical securities	Level 2 Significant other observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)	Level 3 Significant unobservable inputs (including the Portfolio’s own assumptions in determining the fair value of investments)	Total
Assets:
Investment Companies
Investment Companies	$—	$225,470,795	$—	$225,470,795

Total Assets	$—	$225,470,795	$—	$225,470,795

Total Liabilities	$—	$—	$—	$—

Total	$—	$225,470,795	$—	$225,470,795

Investment security transactions for the nine months ended September 30, 2010 were as follows:

Cost of Purchases:
Investment Companies	$175,351,645
Net Proceeds of Sales and Redemptions:
Investment Companies	$12,808,385

As of September 30, 2010, the gross unrealized appreciation (depreciation) of investments based on the aggregate cost of investments for Federal income tax purposes was as follows:

Aggregate gross unrealized appreciation	$7,729,206
Aggregate gross unrealized depreciation	—

Net unrealized appreciation	$7,729,206

Federal income tax cost of investments	$217,741,589

See Notes to Portfolio of Investments.

EQ ADVISORS TRUST

AXA BALANCED STRATEGY PORTFOLIO

PORTFOLIO OF INVESTMENTS

September 30, 2010 (Unaudited)

	Number of Shares	Value (Note 1)
INVESTMENT COMPANIES:
AXA Tactical Manager 2000 Portfolio-I‡	2,922,125	$39,684,408
AXA Tactical Manager 400 Portfolio-I‡	715,688	9,951,501
AXA Tactical Manager 500 Portfolio-I‡	9,520,850	120,980,285
AXA Tactical Manager International Portfolio-I‡	2,877,829	34,792,876
EQ/Core Bond Index Portfolio‡	17,027,497	171,862,542
EQ/Intermediate Government Bond Index Portfolio‡	2,689,300	27,420,398

Total Investments (99.8%) (Cost $390,854,379)		404,692,010
Other Assets Less Liabilities (0.2%)		972,608

Net Assets (100%)		$405,664,618

‡	Affiliated company as defined under the Investment Company Act of 1940.

The holdings in affiliated Investment Companies are all Class IA shares for EQ Advisors Trust Portfolios.

Investments in companies which were affiliates for the nine months ended September 30, 2010, were as follows:

Securities	Market Value December 31, 2009	Purchases at Cost	Sales at Cost	Market Value September 30, 2010	Dividend Income	Realized Gain (Loss)
AXA Tactical Manager 2000 Portfolio-I	$7,926,386	$35,938,936	$5,376,138	$39,684,408	$1,212	$636,263
AXA Tactical Manager 400 Portfolio-I	1,903,262	7,453,580	—	9,951,501	—	58,273
AXA Tactical Manager 500 Portfolio-I	32,436,758	90,069,629	3,512,747	120,980,285	2,161	1,308,446
AXA Tactical Manager International Portfolio-I	8,156,495	25,882,637	567,070	34,792,876	518	190,276
EQ/Core Bond Index Portfolio	40,813,383	132,872,176	8,672,284	171,862,542	44,677	336,716
EQ/Intermediate Government Bond Index Portfolio	7,161,356	22,505,527	3,189,885	27,420,398	188	101,115

	$98,397,640	$314,722,485	$21,318,124	$404,692,010	$48,756	$2,631,089

See Notes to Portfolio of Investments.

EQ ADVISORS TRUST

AXA BALANCED STRATEGY PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

September 30, 2010 (Unaudited)

The following is a summary of the inputs used to value the Portfolio’s assets and liabilities carried at fair value as of September 30, 2010:

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. For example, money market securities are valued using amortized cost, in accordance with rules under the Investment Company Act of 1940. Generally, amortized cost approximates the current fair value of a security, but since the value is not obtained from a quoted price in an active market, such securities are reflected as Level 2.

Various inputs are used in determining the value of the Portfolio’s investments. These inputs are summarized in the three broad levels listed below:

Investment Type	Level 1 Quoted prices in active markets for identical securities	Level 2 Significant other observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)	Level 3 Significant unobservable inputs (including the Portfolio’s own assumptions in determining the fair value of investments)	Total
Assets:
Investment Companies
Investment Companies	$—	$404,692,010	$—	$404,692,010

Total Assets	$—	$404,692,010	$—	$404,692,010

Total Liabilities	$—	$—	$—	$—

Total	$—	$404,692,010	$—	$404,692,010

Investment security transactions for the nine months ended September 30, 2010 were as follows:

Cost of Purchases:
Investment Companies	$314,722,485
Net Proceeds of Sales and Redemptions:
Investment Companies	$22,949,999

As of September 30, 2010, the gross unrealized appreciation (depreciation) of investments based on the aggregate cost of investments for Federal income tax purposes was as follows:

Aggregate gross unrealized appreciation	$13,837,631
Aggregate gross unrealized depreciation	—

Net unrealized appreciation	$13,837,631

Federal income tax cost of investments	$390,854,379

See Notes to Portfolio of Investments.

EQ ADVISORS TRUST

AXA MODERATE GROWTH STRATEGY PORTFOLIO

PORTFOLIO OF INVESTMENTS

September 30, 2010 (Unaudited)

	Number of Shares	Value (Note 1)
INVESTMENT COMPANIES:
AXA Tactical Manager 2000 Portfolio-I‡	8,502,559	$115,470,421
AXA Tactical Manager 400 Portfolio-I‡	1,760,338	24,477,165
AXA Tactical Manager 500 Portfolio-I‡	26,748,800	339,893,764
AXA Tactical Manager International Portfolio-I‡	7,972,628	96,388,878
EQ/Core Bond Index Portfolio‡	31,857,906	321,549,356
EQ/Intermediate Government Bond Index Portfolio‡	5,020,343	51,187,973

Total Investments (99.9%) (Cost $917,446,907)		948,967,557
Other Assets Less Liabilities (0.1%)		674,119

Net Assets (100%)		$949,641,676

‡	Affiliated company as defined under the Investment Company Act of 1940.

The holdings in affiliated Investment Companies are all Class IA shares for EQ Advisors Trust Portfolios.

Investments in companies which were affiliates for the nine months ended September 30, 2010, were as follows:

Securities	Market Value December 31, 2009	Purchases at Cost	Sales at Cost	Market Value September 30, 2010	Dividend Income	Realized Gain (Loss)
AXA Tactical Manager 2000 Portfolio-I	$21,087,417	$103,079,275	$12,058,475	$115,470,421	$3,415	$1,499,083
AXA Tactical Manager 400 Portfolio-I	4,785,391	18,326,670	—	24,477,165	—	158,045
AXA Tactical Manager 500 Portfolio-I	85,850,301	256,634,600	7,797,602	339,893,764	6,099	3,255,632
AXA Tactical Manager International Portfolio-I	21,149,227	72,956,413	1,420,223	96,388,878	1,439	517,205
EQ/Core Bond Index Portfolio	71,721,759	255,767,222	18,753,185	321,549,356	83,701	646,815
EQ/Intermediate Government Bond Index Portfolio	12,585,858	43,842,681	6,989,220	51,187,973	346	210,781

	$217,179,953	$750,606,861	$47,018,705	$948,967,557	$95,000	$6,287,561

See Notes to Portfolio of Investments.

EQ ADVISORS TRUST

AXA MODERATE GROWTH STRATEGY PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

September 30, 2010 (Unaudited)

The following is a summary of the inputs used to value the Portfolio’s assets and liabilities carried at fair value as of September 30, 2010:

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. For example, money market securities are valued using amortized cost, in accordance with rules under the Investment Company Act of 1940. Generally, amortized cost approximates the current fair value of a security, but since the value is not obtained from a quoted price in an active market, such securities are reflected as Level 2.

Various inputs are used in determining the value of the Portfolio’s investments. These inputs are summarized in the three broad levels listed below:

Investment Type	Level 1 Quoted prices in active markets for identical securities	Level 2 Significant other observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)	Level 3 Significant unobservable inputs (including the Portfolio’s own assumptions in determining the fair value of investments)	Total
Assets:
Investment Companies
Investment Companies	$—	$948,967,557	$—	$948,967,557

Total Assets	$—	$948,967,557	$—	$948,967,557

Total Liabilities	$—	$—	$—	$—

Total	$—	$948,967,557	$—	$948,967,557

Investment security transactions for the nine months ended September 30, 2010 were as follows:

Cost of Purchases:
Investment Companies	$750,606,861
Net Proceeds of Sales and Redemptions:
Investment Companies	$50,500,000

As of September 30, 2010, the gross unrealized appreciation (depreciation) of investments based on the aggregate cost of investments for Federal income tax purposes was as follows:

Aggregate gross unrealized appreciation	$31,520,650
Aggregate gross unrealized depreciation	—

Net unrealized appreciation	$31,520,650

Federal income tax cost of investments	$917,446,907

See Notes to Portfolio of Investments.

EQ ADVISORS TRUST

AXA GROWTH STRATEGY PORTFOLIO

PORTFOLIO OF INVESTMENTS

September 30, 2010 (Unaudited)

	Number of Shares	Value (Note 1)
INVESTMENT COMPANIES:
AXA Tactical Manager 2000 Portfolio-I‡	5,067,420	$68,818,944
AXA Tactical Manager 400 Portfolio-I‡	996,658	13,858,336
AXA Tactical Manager 500 Portfolio-I‡	16,000,350	203,314,507
AXA Tactical Manager International Portfolio-I‡	4,706,455	56,900,929
EQ/Core Bond Index Portfolio‡	12,260,342	123,746,516
EQ/Intermediate Government Bond Index Portfolio‡	1,912,623	19,501,317

Total Investments (100.1%) (Cost $468,650,652)		486,140,549
Other Assets Less Liabilities (-0.1%)		(613,618)

Net Assets (100%)		$485,526,931

‡	Affiliated company as defined under the Investment Company Act of 1940.

The holdings in affiliated Investment Companies are all Class IA shares for EQ Advisors Trust Portfolios.

Investments in companies which were affiliates for the nine months ended September 30, 2010, were as follows:

Securities	Market Value December 31, 2009	Purchases at Cost	Sales at Cost	Market Value September 30, 2010	Dividend Income	Realized Gain (Loss)
AXA Tactical Manager 2000 Portfolio-I	$21,677,374	$50,461,597	$5,654,965	$68,818,944	$2,273	$866,247
AXA Tactical Manager 400 Portfolio-I	5,140,510	7,876,429	3,000	13,858,336	—	111,188
AXA Tactical Manager 500 Portfolio-I	90,051,022	116,450,515	5,239,346	203,314,507	4,310	2,263,094
AXA Tactical Manager International Portfolio-I	22,393,014	34,779,344	1,439,899	56,900,929	998	379,578
EQ/Core Bond Index Portfolio	48,418,868	81,153,114	12,040,902	123,746,516	37,374	394,536
EQ/Intermediate Government Bond Index Portfolio	8,499,226	13,361,242	3,206,263	19,501,317	154	100,115

	$196,180,014	$304,082,241	$27,584,375	$486,140,549	$45,109	$4,114,758

See Notes to Portfolio of Investments.

EQ ADVISORS TRUST

AXA GROWTH STRATEGY PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

September 30, 2010 (Unaudited)

The following is a summary of the inputs used to value the Portfolio’s assets and liabilities carried at fair value as of September 30, 2010:

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. For example, money market securities are valued using amortized cost, in accordance with rules under the Investment Company Act of 1940. Generally, amortized cost approximates the current fair value of a security, but since the value is not obtained from a quoted price in an active market, such securities are reflected as Level 2.

Various inputs are used in determining the value of the Portfolio’s investments. These inputs are summarized in the three broad levels listed below:

Investment Type	Level 1 Quoted prices in active markets for identical securities	Level 2 Significant other observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)	Level 3 Significant unobservable inputs (including the Portfolio’s own assumptions in determining the fair value of investments)	Total
Assets:
Investment Companies
Investment Companies	$—	$486,140,549	$—	$486,140,549

Total Assets	$—	$486,140,549	$—	$486,140,549

Total Liabilities	$—	$—	$—	$—

Total	$—	$486,140,549	$—	$486,140,549

Investment security transactions for the nine months ended September 30, 2010 were as follows:

Cost of Purchases:
Investment Companies	$304,082,241
Net Proceeds of Sales and Redemptions:
Investment Companies	$29,741,748

As of September 30, 2010, the gross unrealized appreciation (depreciation) of investments based on the aggregate cost of investments for Federal income tax purposes was as follows:

Aggregate gross unrealized appreciation	$17,489,897
Aggregate gross unrealized depreciation	—

Net unrealized appreciation	$17,489,897

Federal income tax cost of investments	$468,650,652

See Notes to Portfolio of Investments.

EQ ADVISORS TRUST

EQ/FRANKLIN TEMPLETON ALLOCATION PORTFOLIO

PORTFOLIO OF INVESTMENTS

September 30, 2010 (Unaudited)

	Number of Shares	Value (Note 1)
INVESTMENT COMPANIES:
EQ/Franklin Core Balanced Portfolio‡	53,267,214	$447,727,174
EQ/Mutual Large Cap Equity Portfolio‡	54,917,686	452,506,330
EQ/Templeton Global Equity Portfolio‡	56,406,396	459,130,374

Total Investment Companies (100.0%) (Cost $1,507,966,799)		1,359,363,878

	Principal Amount	Value (Note 1)
SHORT-TERM INVESTMENT:
Time Deposit (0.0%)
JPMorgan Chase Nassau
0.000%, 10/1/10
(Amortized Cost $196,381)	$196,381	196,381

Total Investments (100.0%) (Cost/Amortized Cost $1,508,163,180)		1,359,560,259
Other Assets Less Liabilities (0.0%)		(629,469)

Net Assets (100%)		$1,358,930,790

‡	Affiliated company as defined under the Investment Company Act of 1940.

The holdings in Investment Companies are all Class IA shares for EQ Advisors Trust Portfolios.

Investments in companies which were affiliates for the nine months ended September 30, 2010, were as follows:

Securities	Market Value December 31, 2009	Purchases at Cost	Sales at Cost	Market Value September 30, 2010	Dividend Income	Realized Gain (Loss)
EQ/Franklin Core Balanced Portfolio	$463,491,009	$6,981,981	$64,328,525	$447,727,174	$163,989	$(16,277,678)
EQ/Mutual Large Cap Equity Portfolio	462,875,838	15,643,122	53,856,044	452,506,330	975,130	(16,205,196)
EQ/Templeton Global Equity Portfolio	462,984,290	28,811,033	51,647,368	459,130,374	92,837	(17,145,616)

	$1,389,351,137	$51,436,136	$169,831,937	$1,359,363,878	$1,231,956	$(49,628,490)

The following is a summary of the inputs used to value the Portfolio’s assets and liabilities carried at fair value as of September 30, 2010:

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. For example, money market securities are valued using amortized cost, in accordance with rules under the Investment Company Act of 1940. Generally, amortized cost approximates the current fair value of a security, but since the value is not obtained from a quoted price in an active market, such securities are reflected as Level 2.

Various inputs are used in determining the value of the Portfolio’s investments. These inputs are summarized in the three broad levels listed below:

Investment Type	Level 1 Quoted prices in active markets for identical securities	Level 2 Significant other observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)	Level 3 Significant unobservable inputs (including the Portfolio’s own assumptions in determining the fair value of investments)	Total
Assets:
Investment Companies
Investment Companies	$—	$1,359,363,878	$—	$1,359,363,878
Short-Term Investments	—	196,381	—	196,381

Total Assets	$—	$1,359,560,259	—	$1,359,560,259

Total Liabilities	$—	$—	$—	$—

Total	$—	$1,359,560,259	$—	$1,359,560,259

See Notes to Portfolio of Investments.

EQ ADVISORS TRUST

EQ/FRANKLIN TEMPLETON ALLOCATION PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

September 30, 2010 (Unaudited)

Investment security transactions for the nine months ended September 30, 2010 were as follows:

Cost of Purchases:
Investment Companies	$51,436,136
Net Proceeds of Sales and Redemptions:
Investment Companies	$120,203,447

As of September 30, 2010, the gross unrealized appreciation (depreciation) of investments based on the aggregate cost of investments for Federal income tax purposes was as follows:

Aggregate gross unrealized appreciation	$—
Aggregate gross unrealized depreciation	(148,602,921)

Net unrealized depreciation	$(148,602,921)

Federal income tax cost of investments	$1,508,163,180

See Notes to Portfolio of Investments.

EQ ADVISORS TRUST

EQ/INTERNATIONAL ETF PORTFOLIO

PORTFOLIO OF INVESTMENTS

September 30, 2010 (Unaudited)

	Number of Shares	Value (Note 1)
INVESTMENT COMPANIES:
iShares MSCI Australia Index Fund	183,118	$4,347,221
iShares MSCI Austria Investable Market Index Fund	7,741	152,536
iShares MSCI Belgium Investable Market Index Fund	29,239	388,294
iShares MSCI EAFE Growth Index Fund	223,909	12,693,401
iShares MSCI EAFE Index Fund	2,827,241	155,272,076
iShares MSCI EAFE Value Index Fund	256,910	12,501,241
iShares MSCI France Index Fund	300,106	7,199,543
iShares MSCI Germany Index Fund	241,823	5,320,106
iShares MSCI Hong Kong Index Fund	94,164	1,708,135
iShares MSCI Israel Capped Investable Market Index Fund	21,700	1,191,547
iShares MSCI Italy Index Fund	75,680	1,271,424
iShares MSCI Japan Index Fund	2,781,532	27,509,351
iShares MSCI Netherlands Investable Market Index Fund	66,764	1,356,644
iShares MSCI Pacific ex-Japan Index Fund	278,156	12,322,311
iShares MSCI Singapore Index Fund	95,814	1,266,661
iShares MSCI Spain Index Fund	52,132	2,119,166
iShares MSCI Sweden Index Fund	69,584	2,015,848
iShares MSCI Switzerland Index Fund	211,733	4,829,630
iShares MSCI United Kingdom Index Fund	822,900	13,462,644
iShares S&P Europe 350 Index Fund	1,172,134	44,365,272
SPDR DJ EURO Stoxx 50 Fund	10,560	387,658
Vanguard Europe Pacific ETF	138,300	4,774,116

Total Investment Companies (99.9%)
(Cost $235,186,738)		316,454,825

	Principal Amount	Value (Note 1)
SHORT-TERM INVESTMENT:
Time Deposit (0.2%)
JPMorgan Chase Nassau
0.000%, 10/1/10
(Amortized Cost $787,773)	$787,773	787,773

Total Investments (100.1%)
(Cost/Amortized Cost $235,974,511)		317,242,598
Other Assets Less Liabilities (-0.1%)		(224,905)

Net Assets (100%)		$317,017,693

See Notes to Portfolio of Investments.

EQ ADVISORS TRUST

EQ/INTERNATIONAL ETF PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

September 30, 2010 (Unaudited)

The following is a summary of the inputs used to value the Portfolio’s assets and liabilities carried at fair value as of September 30, 2010:

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. For example, money market securities are valued using amortized cost, in accordance with rules under the Investment Company Act of 1940. Generally, amortized cost approximates the current fair value of a security, but since the value is not obtained from a quoted price in an active market, such securities are reflected as Level 2.

Various inputs are used in determining the value of the Portfolio’s investments. These inputs are summarized in the three broad levels listed below:

Investment Type	Level 1 Quoted prices in active markets for identical securities	Level 2 Significant other observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)	Level 3 Significant unobservable inputs (including the Portfolio’s own assumptions in determining the fair value of investments)	Total
Assets:
Investment Companies
Exchange Traded Funds (ETFs)	$316,454,825	$—	$—	$316,454,825
Short-Term Investments	—	787,773	—	787,773

Total Assets	$316,454,825	$787,773	$—	$317,242,598

Total Liabilities	$—	$—	$—	$—

Total	$316,454,825	$787,773	$—	$317,242,598

Investment security transactions for the nine months ended September 30, 2010 were as follows:

Cost of Purchases:
Investment Companies	$22,806,416
Net Proceeds of Sales and Redemptions:
Investment Companies	$18,482,718

As of September 30, 2010, the gross unrealized appreciation (depreciation) of investments based on the aggregate cost of investments for Federal income tax purposes was as follows:

Aggregate gross unrealized appreciation	$81,327,969
Aggregate gross unrealized depreciation	(59,882)

Net unrealized appreciation	$81,268,087

Federal income tax cost of investments	$235,974,511

See Notes to Portfolio of Investments.

EQ ADVISORS TRUST

AXA TACTICAL MANAGER 500 PORTFOLIO-I

PORTFOLIO OF INVESTMENTS

September 30, 2010 (Unaudited)

	Number of Shares	Value (Note 1)
COMMON STOCKS:
Consumer Discretionary (7.5%)
Auto Components (0.2%)
Goodyear Tire & Rubber Co.*	13,024	$140,008
Johnson Controls, Inc.	36,104	1,101,172

		1,241,180

Automobiles (0.3%)
Ford Motor Co.*	184,421	2,257,313
Harley-Davidson, Inc.	12,627	359,112

		2,616,425

Distributors (0.1%)
Genuine Parts Co.	8,451	376,830

Diversified Consumer Services (0.1%)
Apollo Group, Inc., Class A*	6,803	349,334
DeVry, Inc.	3,376	166,133
H&R Block, Inc.	16,543	214,232

		729,699

Hotels, Restaurants & Leisure (1.2%)
Carnival Corp.	23,308	890,599
Darden Restaurants, Inc.	7,424	317,599
International Game Technology	15,983	230,954
Marriott International, Inc., Class A	15,369	550,671
McDonald’s Corp.	57,072	4,252,435
Starbucks Corp.	39,686	1,015,168
Starwood Hotels & Resorts Worldwide, Inc.	10,195	535,747
Wyndham Worldwide Corp.	9,578	263,108
Wynn Resorts Ltd.	4,040	350,551
Yum! Brands, Inc.	25,041	1,153,388

		9,560,220

Household Durables (0.3%)
D.R. Horton, Inc.	15,018	167,000
Fortune Brands, Inc.	8,170	402,209
Harman International
Industries, Inc.*	3,729	124,586
Leggett & Platt, Inc.	7,852	178,712
Lennar Corp., Class A	8,527	131,145
Newell Rubbermaid, Inc.	14,922	265,761
Pulte Group, Inc.*	18,056	158,171
Stanley Black & Decker, Inc.	8,883	544,350
Whirlpool Corp.	4,075	329,912

		2,301,846

Internet & Catalog Retail (0.6%)
Amazon.com, Inc.*	18,971	2,979,585
Expedia, Inc.	11,136	314,147
priceline.com, Inc.*	2,595	903,942

		4,197,674

Leisure Equipment & Products (0.1%)
Eastman Kodak Co.*	15,115	63,483
Hasbro, Inc.	7,498	333,736
Mattel, Inc.	19,289	452,520

		849,739

Media (2.2%)
CBS Corp., Class B	36,501	578,906
Comcast Corp., Class A	150,493	2,720,913
DIRECTV, Class A*	46,479	1,934,921
Discovery Communications, Inc., Class A*	15,262	664,660
Gannett Co., Inc.	12,791	156,434
Interpublic Group of Cos., Inc.*	26,209	262,876
McGraw-Hill Cos., Inc.	16,575	547,970
Meredith Corp.	2,040	67,952
New York Times Co., Class A*	6,336	$49,041
News Corp., Class A	122,279	1,596,964
Omnicom Group, Inc.	16,159	637,957
Scripps Networks Interactive, Inc., Class A	4,815	229,098
Time Warner Cable, Inc.	19,052	1,028,618
Time Warner, Inc.	60,299	1,848,164
Viacom, Inc., Class B	32,610	1,180,156
Walt Disney Co.	102,557	3,395,662
Washington Post Co., Class B	320	127,811

		17,028,103

Multiline Retail (0.6%)
Big Lots, Inc.*	4,051	134,696
Family Dollar Stores, Inc.	7,112	314,066
J.C. Penney Co., Inc.	12,678	344,588
Kohl’s Corp.*	16,515	870,010
Macy’s, Inc.	22,664	523,312
Nordstrom, Inc.	9,049	336,623
Sears Holdings Corp.*	2,374	171,260
Target Corp.	38,685	2,067,326

		4,761,881

Specialty Retail (1.4%)
Abercrombie & Fitch Co., Class A	4,733	186,102
AutoNation, Inc.*	3,375	78,469
AutoZone, Inc.*	1,538	352,064
Bed Bath & Beyond, Inc.*	14,150	614,251
Best Buy Co., Inc.	18,556	757,641
CarMax, Inc.*	11,996	334,209
GameStop Corp., Class A*	8,061	158,882
Gap, Inc.	23,562	439,196
Home Depot, Inc.	89,296	2,828,897
Limited Brands, Inc.	14,193	380,088
Lowe’s Cos., Inc.	75,246	1,677,233
Office Depot, Inc.*	15,367	70,688
O’Reilly Automotive, Inc.*	7,441	395,861
RadioShack Corp.	6,723	143,402
Ross Stores, Inc.	6,459	352,791
Staples, Inc.	39,149	818,997
Tiffany & Co.	6,770	318,122
TJX Cos., Inc.	21,484	958,831
Urban Outfitters, Inc.*	6,904	217,062

		11,082,786

Textiles, Apparel & Luxury Goods (0.4%)
Coach, Inc.	15,947	685,083
NIKE, Inc., Class B	20,720	1,660,501
Polo Ralph Lauren Corp.	3,496	314,150
VF Corp.	4,633	375,366

		3,035,100

Total Consumer Discretionary		57,781,483

Consumer Staples (8.1%)
Beverages (1.9%)
Brown-Forman Corp., Class B	5,565	343,026
Coca-Cola Co.	123,838	7,247,000
Coca-Cola Enterprises, Inc.	17,787	551,397
Constellation Brands, Inc., Class A*	9,501	168,073
Dr. Pepper Snapple Group, Inc.	12,808	454,940
Molson Coors Brewing Co., Class B	8,474	400,142
PepsiCo, Inc.	85,309	5,667,930

		14,832,508

Food & Staples Retailing (1.8%)
Costco Wholesale Corp.	23,547	1,518,546
CVS Caremark Corp.	72,830	2,291,960

See Notes to Portfolio of Investments.

EQ ADVISORS TRUST

AXA TACTICAL MANAGER 500 PORTFOLIO-I

PORTFOLIO OF INVESTMENTS (Continued)

September 30, 2010 (Unaudited)

	Number of Shares	Value (Note 1)
Kroger Co.	34,428	$745,710
Safeway, Inc.	20,462	432,976
SUPERVALU, Inc.	11,374	131,142
Sysco Corp.	31,549	899,778
Walgreen Co.	52,184	1,748,164
Wal-Mart Stores, Inc.	107,249	5,739,967
Whole Foods Market, Inc.*	7,836	290,794

		13,799,037

Food Products (1.3%)
Archer-Daniels-Midland Co.	34,281	1,094,250
Campbell Soup Co.	10,377	370,978
ConAgra Foods, Inc.	23,576	517,257
Dean Foods Co.*	9,762	99,670
General Mills, Inc.	34,437	1,258,328
H.J. Heinz Co.	17,070	808,606
Hershey Co.	8,281	394,093
Hormel Foods Corp.	3,713	165,600
J.M. Smucker Co.	6,408	387,876
Kellogg Co.	13,977	705,978
Kraft Foods, Inc., Class A	93,519	2,885,996
McCormick & Co., Inc. (Non-Voting)	7,144	300,334
Mead Johnson Nutrition Co.	10,968	624,189
Sara Lee Corp.	35,508	476,872
Tyson Foods, Inc., Class A	15,989	256,144

		10,346,171

Household Products (1.7%)
Clorox Co.	7,450	497,362
Colgate-Palmolive Co.	26,060	2,002,972
Kimberly-Clark Corp.	21,948	1,427,717
Procter & Gamble Co.	152,204	9,127,674

		13,055,725

Personal Products (0.2%)
Avon Products, Inc.	23,001	738,562
Estee Lauder Cos., Inc., Class A	6,122	387,094

		1,125,656

Tobacco (1.2%)
Altria Group, Inc.	111,745	2,684,115
Lorillard, Inc.	8,136	653,402
Philip Morris International, Inc.	98,282	5,505,758
Reynolds American, Inc.	9,067	538,489

		9,381,764

Total Consumer Staples		62,540,861

Energy (7.9%)
Energy Equipment & Services (1.3%)
Baker Hughes, Inc.	23,116	984,742
Cameron International Corp.*	12,987	557,921
Diamond Offshore Drilling, Inc.	3,727	252,579
FMC Technologies, Inc.*	6,435	439,446
Halliburton Co.	48,841	1,615,172
Helmerich & Payne, Inc.	5,674	229,570
Nabors Industries Ltd.*	15,296	276,246
National Oilwell Varco, Inc.	22,472	999,330
Rowan Cos., Inc.*	6,146	186,592
Schlumberger Ltd.	73,266	4,513,918

		10,055,516

Oil, Gas & Consumable Fuels (6.6%)
Anadarko Petroleum Corp.	26,539	1,514,050
Apache Corp.	19,533	1,909,546
Cabot Oil & Gas Corp.	5,583	168,104
Chesapeake Energy Corp.	35,085	794,675
Chevron Corp.	107,812	8,738,163
ConocoPhillips	79,541	4,568,040
Consol Energy, Inc.	12,107	447,475
Denbury Resources, Inc.*	21,408	$340,173
Devon Energy Corp.	23,325	1,510,060
El Paso Corp.	37,748	467,320
EOG Resources, Inc.	13,592	1,263,648
EQT Corp.	7,996	288,336
Exxon Mobil Corp.	273,032	16,870,647
Hess Corp.	15,673	926,588
Marathon Oil Corp.	38,053	1,259,554
Massey Energy Co.	5,474	169,803
Murphy Oil Corp.	10,284	636,785
Noble Energy, Inc.	9,373	703,819
Occidental Petroleum Corp.	43,554	3,410,278
Peabody Energy Corp.	14,433	707,361
Pioneer Natural Resources Co.	6,220	404,487
QEP Resources, Inc.	9,391	283,045
Range Resources Corp.	8,581	327,194
Southwestern Energy Co.*	18,557	620,546
Spectra Energy Corp.	34,747	783,545
Sunoco, Inc.	6,465	235,973
Tesoro Corp.	7,651	102,217
Valero Energy Corp.	30,363	531,656
Williams Cos., Inc.	31,350	599,099

		50,582,187

Total Energy		60,637,703

Financials (11.2%)
Capital Markets (1.7%)
Ameriprise Financial, Inc.	13,462	637,157
Bank of New York Mellon Corp.	65,098	1,701,011
Charles Schwab Corp.	53,133	738,549
E*TRADE Financial Corp.*	10,650	154,851
Federated Investors, Inc., Class B	4,918	111,934
Franklin Resources, Inc.	7,856	839,806
Goldman Sachs Group, Inc.	27,649	3,997,492
Invesco Ltd.	25,101	532,894
Janus Capital Group, Inc.	9,845	107,803
Legg Mason, Inc.	8,282	251,027
Morgan Stanley	74,907	1,848,705
Northern Trust Corp.	12,981	626,203
State Street Corp.	26,911	1,013,468
T. Rowe Price Group, Inc.	13,746	688,194

		13,249,094

Commercial Banks (2.0%)
BB&T Corp.	37,157	894,741
Comerica, Inc.	9,454	351,216
Fifth Third Bancorp	42,698	513,657
First Horizon National Corp.*	12,472	142,306
Huntington Bancshares, Inc./Ohio	38,435	217,927
KeyCorp.	47,199	375,704
M&T Bank Corp.	4,599	376,244
Marshall & Ilsley Corp.	28,288	199,148
PNC Financial Services Group, Inc.	28,173	1,462,460
Regions Financial Corp.	67,342	489,576
SunTrust Banks, Inc.	26,807	692,425
U.S. Bancorp	102,801	2,222,558
Wells Fargo & Co.	280,625	7,052,106
Zions Bancorp	9,294	198,520

		15,188,588

Consumer Finance (0.5%)
American Express Co.	56,131	2,359,186
Capital One Financial Corp.	24,493	968,698
Discover Financial Services	29,171	486,572
SLM Corp.*	26,042	300,785

		4,115,241

See Notes to Portfolio of Investments.

EQ ADVISORS TRUST

AXA TACTICAL MANAGER 500 PORTFOLIO-I

PORTFOLIO OF INVESTMENTS (Continued)

September 30, 2010 (Unaudited)

	Number of Shares	Value (Note 1)
Diversified Financial Services (2.9%)
Bank of America Corp.	538,031	$7,053,587
Citigroup, Inc.*	1,273,956	4,968,428
CME Group, Inc.	3,605	938,922
IntercontinentalExchange, Inc.*	3,971	415,843
JPMorgan Chase & Co.	212,619	8,094,405
Leucadia National Corp.*	10,567	249,593
Moody’s Corp.	10,930	273,031
NASDAQ OMX Group, Inc.*	7,716	149,922
NYSE Euronext	13,972	399,180

		22,542,911

Insurance (3.0%)
ACE Ltd.	18,171	1,058,461
Aflac, Inc.	25,246	1,305,471
Allstate Corp.	28,852	910,281
American International Group, Inc.*	7,245	283,280
Aon Corp.	14,462	565,609
Assurant, Inc.	5,713	232,519
Berkshire Hathaway, Inc., Class B*	92,759	7,669,314
Chubb Corp.	16,867	961,250
Cincinnati Financial Corp.	8,722	251,630
Genworth Financial, Inc., Class A*	26,237	320,616
Hartford Financial Services Group, Inc.	23,825	546,784
Lincoln National Corp.	16,983	406,233
Loews Corp.	17,045	646,005
Marsh & McLennan Cos., Inc.	29,088	701,603
MetLife, Inc.	48,618	1,869,362
Principal Financial Group, Inc.	17,175	445,176
Progressive Corp.	35,799	747,125
Prudential Financial, Inc.	25,041	1,356,721
Torchmark Corp.	4,334	230,309
Travelers Cos., Inc.	25,202	1,313,024
Unum Group	17,523	388,134
XL Group plc	18,338	397,201

		22,606,108

Real Estate Investment Trusts (REITs) (1.0%)
Apartment Investment & Management Co. (REIT), Class A	6,275	134,160
AvalonBay Communities, Inc. (REIT)	4,567	474,648
Boston Properties, Inc. (REIT)	7,472	621,073
Equity Residential (REIT)	15,199	723,016
HCP, Inc. (REIT)	16,626	598,203
Health Care REIT, Inc. (REIT)	6,683	316,373
Host Hotels & Resorts, Inc. (REIT)	35,301	511,158
Kimco Realty Corp. (REIT)	21,760	342,720
Plum Creek Timber Co., Inc. (REIT)	8,665	305,875
ProLogis (REIT)	25,565	301,156
Public Storage (REIT)	7,480	725,859
Simon Property Group, Inc. (REIT)	15,702	1,456,204
Ventas, Inc. (REIT)	8,423	434,374
Vornado Realty Trust (REIT)	8,700	744,111

		7,688,930

Real Estate Management & Development (0.0%)
CB Richard Ellis Group, Inc., Class A*	15,528	283,852

Thrifts & Mortgage Finance (0.1%)
Hudson City Bancorp, Inc.	28,236	346,173
People’s United Financial, Inc.	19,886	260,308

		606,481

Total Financials		86,281,205

Health Care (8.4%)
Biotechnology (1.0%)
Amgen, Inc.*	51,395	$2,832,378
Biogen Idec, Inc.*	12,972	727,989
Celgene Corp.*	24,637	1,419,338
Cephalon, Inc.*	4,032	251,758
Genzyme Corp.*	13,665	967,345
Gilead Sciences, Inc.*	44,969	1,601,346

		7,800,154

Health Care Equipment & Supplies (1.2%)
Baxter International, Inc.	31,335	1,494,993
Becton, Dickinson and Co.	12,448	922,397
Boston Scientific Corp.*	81,334	498,577
C.R. Bard, Inc.	5,022	408,941
CareFusion Corp.*	10,253	254,685
DENTSPLY International, Inc.	7,658	244,826
Hospira, Inc.*	8,971	511,437
Intuitive Surgical, Inc.*	2,111	598,975
Medtronic, Inc.	57,905	1,944,450
St. Jude Medical, Inc.*	17,556	690,653
Stryker Corp.	18,305	916,165
Varian Medical Systems, Inc.*	6,522	394,581
Zimmer Holdings, Inc.*	10,776	563,908

		9,444,588

Health Care Providers & Services (1.5%)
Aetna, Inc.	22,382	707,495
AmerisourceBergen Corp.	14,952	458,428
Cardinal Health, Inc.	18,830	622,143
CIGNA Corp.	14,595	522,209
Coventry Health Care, Inc.*	7,956	171,293
DaVita, Inc.*	5,502	379,803
Express Scripts, Inc.*	29,085	1,416,440
Humana, Inc.*	9,074	455,878
Laboratory Corp. of America Holdings*	5,512	432,306
McKesson Corp.	14,019	866,094
Medco Health Solutions, Inc.*	23,253	1,210,551
Patterson Cos., Inc.	5,185	148,550
Quest Diagnostics, Inc.	7,887	398,057
Tenet Healthcare Corp.*	26,013	122,781
UnitedHealth Group, Inc.	60,285	2,116,606
WellPoint, Inc.*	21,435	1,214,079

		11,242,713

Health Care Technology (0.0%)
Cerner Corp.*	3,804	319,498

Life Sciences Tools & Services (0.3%)
Life Technologies Corp.*	9,830	458,963
PerkinElmer, Inc.	6,322	146,291
Thermo Fisher Scientific, Inc.*	21,847	1,046,035
Waters Corp.*	4,935	349,299

		2,000,588

Pharmaceuticals (4.4%)
Abbott Laboratories, Inc.	82,794	4,325,159
Allergan, Inc.	16,489	1,097,013
Bristol-Myers Squibb Co.	91,952	2,492,819
Eli Lilly and Co.	54,413	1,987,707
Forest Laboratories, Inc.*	15,311	473,569
Johnson & Johnson	147,698	9,151,368
King Pharmaceuticals, Inc.*	13,385	133,315
Merck & Co., Inc.	165,025	6,074,570
Mylan, Inc.*	16,587	312,001
Pfizer, Inc.	431,027	7,400,734

See Notes to Portfolio of Investments.

EQ ADVISORS TRUST

AXA TACTICAL MANAGER 500 PORTFOLIO-I

PORTFOLIO OF INVESTMENTS (Continued)

September 30, 2010 (Unaudited)

	Number of Shares	Value (Note 1)
Watson Pharmaceuticals, Inc.*	5,758	$243,621

		33,691,876

Total Health Care		64,499,417

Industrials (7.8%)
Aerospace & Defense (2.0%)
Boeing Co.	39,234	2,610,630
General Dynamics Corp.	20,396	1,281,073
Goodrich Corp.	6,718	495,318
Honeywell International, Inc.	41,407	1,819,424
ITT Corp.	9,834	460,526
L-3 Communications Holdings, Inc.	6,138	443,593
Lockheed Martin Corp.	15,939	1,136,132
Northrop Grumman Corp.	15,777	956,560
Precision Castparts Corp.	7,628	971,426
Raytheon Co.	20,061	916,988
Rockwell Collins, Inc.	8,429	490,989
United Technologies Corp.	49,818	3,548,536

		15,131,195

Air Freight & Logistics (0.8%)
C.H. Robinson Worldwide, Inc.	8,894	621,868
Expeditors International of Washington, Inc.	11,377	525,959
FedEx Corp.	16,866	1,442,043
United Parcel Service, Inc., Class B	53,123	3,542,773

		6,132,643

Airlines (0.1%)
Southwest Airlines Co.	39,997	522,761

Building Products (0.0%)
Masco Corp.	19,221	211,623

Commercial Services & Supplies (0.4%)
Avery Dennison Corp.	5,893	218,748
Cintas Corp.	7,131	196,459
Iron Mountain, Inc.	10,804	241,361
Pitney Bowes, Inc.	11,082	236,933
R.R. Donnelley & Sons Co.	11,061	187,595
Republic Services, Inc.	16,430	500,951
Stericycle, Inc.*	4,574	317,801
Waste Management, Inc.	25,601	914,980

		2,814,828

Construction & Engineering (0.1%)
Fluor Corp.	9,585	474,745
Jacobs Engineering Group, Inc.*	6,742	260,916
Quanta Services, Inc.*	11,312	215,833

		951,494

Electrical Equipment (0.4%)
Emerson Electric Co.	40,345	2,124,568
Rockwell Automation, Inc.	7,607	469,580
Roper Industries, Inc.	5,050	329,159

		2,923,307

Industrial Conglomerates (1.8%)
3M Co.	38,240	3,315,790
General Electric Co.	573,281	9,315,816
Textron, Inc.	14,703	302,294
Tyco International Ltd.	26,687	980,214

		13,914,114

Machinery (1.4%)
Caterpillar, Inc.	33,807	2,659,935
Cummins, Inc.	10,659	965,492
Danaher Corp.	28,696	1,165,344
Deere & Co.	22,728	1,585,960
Dover Corp.	10,009	522,570
Eaton Corp.	8,998	$742,245
Flowserve Corp.	3,000	328,260
Illinois Tool Works, Inc.	26,999	1,269,493
PACCAR, Inc.	19,547	941,188
Pall Corp.	6,256	260,500
Parker Hannifin Corp.	8,643	605,528
Snap-On, Inc.	3,115	144,879

		11,191,394

Professional Services (0.1%)
Dun & Bradstreet Corp.	2,684	198,992
Equifax, Inc.	6,703	209,133
Robert Half International, Inc.	7,913	205,738

		613,863

Road & Rail (0.6%)
CSX Corp.	20,357	1,126,149
Norfolk Southern Corp.	19,766	1,176,275
Ryder System, Inc.	2,811	120,226
Union Pacific Corp.	26,680	2,182,424

		4,605,074

Trading Companies & Distributors (0.1%)
Fastenal Co.	7,905	420,467
W.W. Grainger, Inc.	3,196	380,676

		801,143

Total Industrials		59,813,439

Information Technology (13.6%)
Communications Equipment (1.7%)
Cisco Systems, Inc.*	306,241	6,706,678
Harris Corp.	6,919	306,442
JDS Uniphase Corp.*	11,880	147,193
Juniper Networks, Inc.*	27,879	846,128
Motorola, Inc.*	125,144	1,067,478
QUALCOMM, Inc.	86,073	3,883,614
Tellabs, Inc.	20,448	152,338

		13,109,871

Computers & Peripherals (3.2%)
Apple, Inc.*	48,987	13,900,061
Dell, Inc.*	90,723	1,175,770
EMC Corp.*	110,112	2,236,375
Hewlett-Packard Co.	121,600	5,115,712
Lexmark International, Inc., Class A*	4,210	187,850
NetApp, Inc.*	19,147	953,329
QLogic Corp.*	5,857	103,318
SanDisk Corp.*	12,498	458,052
Western Digital Corp.*	12,296	349,083

		24,479,550

Electronic Equipment, Instruments & Components (0.4%)
Agilent Technologies, Inc.*	18,572	619,748
Amphenol Corp., Class A	9,315	456,249
Corning, Inc.	83,736	1,530,694
FLIR Systems, Inc.*	8,478	217,884
Jabil Circuit, Inc.	10,493	151,204
Molex, Inc.	7,381	154,484

		3,130,263

Internet Software & Services (1.3%)
Akamai Technologies, Inc.*	9,738	488,653
eBay, Inc.*	61,916	1,510,750
Google, Inc., Class A*	13,330	7,008,781
Monster Worldwide, Inc.*	6,959	90,189
VeriSign, Inc.*	9,337	296,356
Yahoo!, Inc.*	72,296	1,024,434

		10,419,163

IT Services (2.3%)
Automatic Data Processing, Inc.	26,383	1,108,878

See Notes to Portfolio of Investments.

EQ ADVISORS TRUST

AXA TACTICAL MANAGER 500 PORTFOLIO-I

PORTFOLIO OF INVESTMENTS (Continued)

September 30, 2010 (Unaudited)

	Number of Shares	Value (Note 1)
Cognizant Technology Solutions Corp., Class A*	16,134	$1,040,159
Computer Sciences Corp.	8,278	380,788
Fidelity National Information Services, Inc.	14,138	383,564
Fiserv, Inc.*	8,049	433,197
International Business Machines Corp.	67,632	9,072,156
Mastercard, Inc., Class A	5,193	1,163,232
Paychex, Inc.	17,250	474,203
SAIC, Inc.*	15,744	251,589
Teradata Corp.*	8,971	345,922
Total System Services, Inc.	9,021	137,480
Visa, Inc., Class A	26,648	1,978,880
Western Union Co.	35,397	625,465

		17,395,513

Office Electronics (0.1%)
Xerox Corp.	74,159	767,546

Semiconductors & Semiconductor Equipment (1.8%)
Advanced Micro Devices, Inc.*	30,380	216,002
Altera Corp.	16,473	496,826
Analog Devices, Inc.	15,984	501,578
Applied Materials, Inc.	71,640	836,755
Broadcom Corp., Class A	24,028	850,351
First Solar, Inc.*	2,890	425,841
Intel Corp.	298,565	5,741,405
KLA-Tencor Corp.	8,999	317,035
Linear Technology Corp.	12,035	369,836
LSI Corp.*	34,411	156,914
MEMC Electronic Materials, Inc.*	12,192	145,329
Microchip Technology, Inc.	9,970	313,556
Micron Technology, Inc.*	45,842	330,521
National Semiconductor Corp.	12,843	164,005
Novellus Systems, Inc.*	4,929	131,013
NVIDIA Corp.*	30,777	359,475
Teradyne, Inc.*	9,722	108,303
Texas Instruments, Inc.	64,089	1,739,375
Xilinx, Inc.	13,878	369,294

		13,573,414

Software (2.8%)
Adobe Systems, Inc.*	28,163	736,463
Autodesk, Inc.*	12,187	389,618
BMC Software, Inc.*	9,578	387,718
CA, Inc.	20,750	438,240
Citrix Systems, Inc.*	10,024	684,038
Compuware Corp.*	11,968	102,087
Electronic Arts, Inc.*	17,710	290,975
Intuit, Inc.*	15,159	664,116
McAfee, Inc.*	8,155	385,405
Microsoft Corp.	408,337	10,000,173
Novell, Inc.*	18,833	112,433
Oracle Corp.	207,528	5,572,127
Red Hat, Inc.*	10,131	415,371
Salesforce.com, Inc.*	6,269	700,874
Symantec Corp.*	42,326	642,085

		21,521,723

Total Information Technology		104,397,043

Materials (2.6%)
Chemicals (1.4%)
Air Products & Chemicals, Inc.	11,397	943,900
Airgas, Inc.	3,993	271,324
CF Industries Holdings, Inc.	3,812	364,046
Dow Chemical Co.	62,193	$1,707,820
E.I. du Pont de Nemours & Co.	48,609	2,168,934
Eastman Chemical Co.	3,874	286,676
Ecolab, Inc.	12,510	634,757
FMC Corp.	3,887	265,910
International Flavors & Fragrances, Inc.	4,282	207,763
Monsanto Co.	28,980	1,389,011
PPG Industries, Inc.	8,856	644,717
Praxair, Inc.	16,412	1,481,347
Sherwin-Williams Co.	4,842	363,828
Sigma-Aldrich Corp.	6,506	392,832

		11,122,865

Construction Materials (0.0%)
Vulcan Materials Co.	6,878	253,936

Containers & Packaging (0.2%)
Ball Corp.	4,910	288,954
Bemis Co., Inc.	5,852	185,801
Owens-Illinois, Inc.*	8,769	246,058
Pactiv Corp.*	7,303	240,853
Sealed Air Corp.	8,557	192,361

		1,154,027

Metals & Mining (0.8%)
AK Steel Holding Corp.	5,916	81,700
Alcoa, Inc.	54,757	663,107
Allegheny Technologies, Inc.	5,286	245,535
Cliffs Natural Resources, Inc.	7,263	464,251
Freeport-McMoRan Copper & Gold, Inc.	25,226	2,154,048
Newmont Mining Corp.	26,402	1,658,310
Nucor Corp.	16,921	646,382
Titanium Metals Corp.*	4,830	96,407
United States Steel Corp.	7,698	337,480

		6,347,220

Paper & Forest Products (0.2%)
International Paper Co.	23,433	509,668
MeadWestvaco Corp.	9,158	223,272
Weyerhaeuser Co.	28,719	452,611

		1,185,551

Total Materials		20,063,599

Telecommunication Services (2.3%)
Diversified Telecommunication Services (2.1%)
AT&T, Inc.	316,851	9,061,939
CenturyLink, Inc.	16,164	637,831
Frontier Communications Corp.	53,191	434,570
Qwest Communications International, Inc.	93,258	584,728
Verizon Communications, Inc.	151,575	4,939,829
Windstream Corp.	25,906	318,385

		15,977,282

Wireless Telecommunication Services (0.2%)
American Tower Corp., Class A*	21,510	1,102,603
MetroPCS Communications, Inc.*	14,040	146,858
Sprint Nextel Corp.*	160,030	740,939

		1,990,400

Total Telecommunication Services		17,967,682

Utilities (2.6%)
Electric Utilities (1.4%)
Allegheny Energy, Inc.	9,094	222,985
American Electric Power Co., Inc.	25,708	931,401
Duke Energy Corp.	70,710	1,252,274

See Notes to Portfolio of Investments.

EQ ADVISORS TRUST

AXA TACTICAL MANAGER 500 PORTFOLIO-I

PORTFOLIO OF INVESTMENTS (Continued)

September 30, 2010 (Unaudited)

	Number of Shares	Value (Note 1)
Edison International	17,470	$600,793
Entergy Corp.	10,017	766,601
Exelon Corp.	35,444	1,509,206
FirstEnergy Corp.	16,346	629,975
NextEra Energy, Inc.	22,298	1,212,788
Northeast Utilities	9,445	279,289
Pepco Holdings, Inc.	12,004	223,274
Pinnacle West Capital Corp.	5,825	240,398
PPL Corp.	25,884	704,821
Progress Energy, Inc.	15,689	696,905
Southern Co.	44,544	1,658,819

		10,929,529

Gas Utilities (0.1%)
Nicor, Inc.	2,440	111,801
Oneok, Inc.	5,706	256,998

		368,799

Independent Power Producers & Energy Traders (0.1%)
AES Corp.*	35,762	405,899
Constellation Energy Group, Inc.	10,829	349,127
NRG Energy, Inc.*	13,575	282,631

		1,037,657

Multi-Utilities (1.0%)
Ameren Corp.	12,827	364,287
CenterPoint Energy, Inc.	22,612	355,461
CMS Energy Corp.	12,341	222,385
Consolidated Edison, Inc.	15,155	730,774
Dominion Resources, Inc.	31,590	1,379,219
DTE Energy Co.	9,051	415,712
Integrys Energy Group, Inc.	4,141	215,580
NiSource, Inc.	14,904	259,330
PG&E Corp.	20,953	951,685
Public Service Enterprise Group, Inc.	27,130	897,460
SCANA Corp.	6,043	243,654
Sempra Energy	13,290	715,002
TECO Energy, Inc.	11,505	199,267
Wisconsin Energy Corp.	6,268	362,290
Xcel Energy, Inc.	24,646	566,119

		7,878,225

Total Utilities		20,214,210

Total Common Stocks (72.0%) (Cost $538,820,288)		554,196,642

	Principal Amount	Value (Note 1)
SHORT-TERM INVESTMENT:
Short-Term Investment (25.5%)
BlackRock Liquidity Funds TempFund
0.23% ‡
(Amortized Cost $195,686,096)	$195,686,096	195,686,096

Total Investments (97.5%) (Cost $734,506,384)		749,882,738
Other Assets Less Liabilities (2.5%)		18,974,467

Net Assets (100%)		$768,857,205

*	Non-income producing.

‡	Affiliated company as defined under the Investment Company Act of 1940.

See Notes to Portfolio of Investments.

EQ ADVISORS TRUST

AXA TACTICAL MANAGER 500 PORTFOLIO-I

PORTFOLIO OF INVESTMENTS (Continued)

September 30, 2010 (Unaudited)

Investments in companies which were affiliates for the nine months ended September 30, 2010, were as follows:

Securities	Market Value December 31, 2009	Purchases at Cost	Sales at Cost	Market Value September 30, 2010	Dividend Income	Realized Gain (Loss)
BlackRock Liquidity Funds TempFund	$66,210,916	$544,050,817	$414,575,637	$195,686,096	$178,481	$—

At September 30, 2010, the Portfolio had the following futures contracts open: (Note 1)

Purchase	Number of Contracts	Expiration Date	Original Value	Value at 9/30/2010	Unrealized Appreciation/ (Depreciation)
S&P 500 E-Mini Index	3,746	December-10	$206,894,970	$212,903,910	$6,008,940

The following is a summary of the inputs used to value the Portfolio’s assets and liabilities carried at fair value as of September 30, 2010:

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. For example, money market securities are valued using amortized cost, in accordance with rules under the Investment Company Act of 1940. Generally, amortized cost approximates the current fair value of a security, but since the value is not obtained from a quoted price in an active market, such securities are reflected as Level 2.

Various inputs are used in determining the value of the Portfolio’s investments. These inputs are summarized in the three broad levels listed below:

Investment Type	Level 1 Quoted prices in active markets for identical securities	Level 2 Significant other observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)	Level 3 Significant unobservable inputs (including the Portfolio’s own assumptions in determining the fair value of investments)	Total
Assets:
Common Stocks
Consumer Discretionary	$57,781,483	$—	$—	$57,781,483
Consumer Staples	62,540,861	—	—	62,540,861
Energy	60,637,703	—	—	60,637,703
Financials	86,281,205	—	—	86,281,205
Health Care	64,499,417	—	—	64,499,417
Industrials	59,813,439	—	—	59,813,439
Information Technology	104,397,043	—	—	104,397,043
Materials	20,063,599	—	—	20,063,599
Telecommunication Services	17,967,682	—	—	17,967,682
Utilities	20,214,210	—	—	20,214,210
Futures	6,008,940	—	—	6,008,940
Short-Term Investments	—	195,686,096	—	195,686,096

Total Assets	$560,205,582	$195,686,096	$—	$755,891,678

Total Liabilities	$—	$—	$—	$—

Total	$560,205,582	$195,686,096	$—	$755,891,678

Investment security transactions for the nine months ended September 30, 2010 were as follows:

Cost of Purchases:
Stocks and long-term corporate debt securities	$394,919,709
Net Proceeds of Sales and Redemptions:
Stocks and long-term corporate debt securities	$3,951,694

See Notes to Portfolio of Investments.

EQ ADVISORS TRUST

AXA TACTICAL MANAGER 500 PORTFOLIO-I

PORTFOLIO OF INVESTMENTS (Continued)

September 30, 2010 (Unaudited)

As of September 30, 2010, the gross unrealized appreciation (depreciation) of investments based on the aggregate cost of investments for Federal income tax purposes was as follows:

Aggregate gross unrealized appreciation	$29,750,135
Aggregate gross unrealized depreciation	(14,392,092)

Net unrealized appreciation	$15,358,043

Federal income tax cost of investments	$734,524,695

See Notes to Portfolio of Investments.

EQ ADVISORS TRUST

AXA TACTICAL MANAGER 400 PORTFOLIO-I

PORTFOLIO OF INVESTMENTS

September 30, 2010 (Unaudited)

	Number of Shares	Value (Note 1)
COMMON STOCKS:
Consumer Discretionary (10.4%)
Auto Components (0.7%)
BorgWarner, Inc.*	5,844	$307,511
Gentex Corp.	7,185	140,180

		447,691

Automobiles (0.1%)
Thor Industries, Inc.	2,018	67,401

Distributors (0.2%)
LKQ Corp.*	7,347	152,818

Diversified Consumer Services (1.0%)
Career Education Corp.*	3,391	72,805
Corinthian Colleges, Inc.*	4,586	32,194
ITT Educational Services, Inc.*	1,417	99,573
Matthews International Corp., Class A	1,536	54,313
Regis Corp.	2,968	56,778
Service Corp. International	12,680	109,302
Sotheby’s, Inc.	3,442	126,734
Strayer Education, Inc.	713	124,418

		676,117

Hotels, Restaurants & Leisure (1.7%)
Bally Technologies, Inc.*	2,773	96,916
Bob Evans Farms, Inc.	1,570	44,070
Boyd Gaming Corp.*	2,925	21,206
Brinker International, Inc.	5,220	98,449
Burger King Holdings, Inc.	4,746	113,335
Cheesecake Factory, Inc.*	3,060	80,998
Chipotle Mexican Grill, Inc.*	1,594	274,168
International Speedway Corp., Class A	1,516	36,991
Life Time Fitness, Inc.*	2,154	85,018
Panera Bread Co., Class A*	1,597	141,510
Scientific Games Corp., Class A*	3,280	31,816
Wendy’s/Arby’s Group, Inc., Class A	16,572	75,071
WMS Industries, Inc.*	2,984	113,601

		1,213,149

Household Durables (1.2%)
American Greetings Corp., Class A	2,068	38,444
KB Home	3,730	42,261
M.D.C. Holdings, Inc.	1,944	56,434
Mohawk Industries, Inc.*	2,887	153,877
NVR, Inc.*	300	194,259
Ryland Group, Inc.	2,280	40,858
Toll Brothers, Inc.*	7,408	140,900
Tupperware Brands Corp.	3,238	148,171

		815,204

Internet & Catalog Retail (0.5%)
Netflix, Inc.*	2,227	361,130

Media (0.5%)
DreamWorks Animation SKG, Inc., Class A*	3,678	117,365
Harte-Hanks, Inc.	2,024	23,620
John Wiley & Sons, Inc., Class A	2,385	97,451
Lamar Advertising Co., Class A*	2,942	93,614
Scholastic Corp.	1,440	40,061

		372,111

Multiline Retail (0.6%)
99 Cents Only Stores*	2,414	45,576
Dollar Tree, Inc.*	6,506	317,233
Saks, Inc.*	8,283	71,234

		434,043

Specialty Retail (2.9%)
Aaron’s, Inc.	3,731	$68,837
Advance Auto Parts, Inc.	4,320	253,498
Aeropostale, Inc.*	4,750	110,438
American Eagle Outfitters, Inc.	10,036	150,139
AnnTaylor Stores Corp.*	3,043	61,590
Barnes & Noble, Inc.	2,021	32,760
Chico’s FAS, Inc.	9,212	96,910
Coldwater Creek, Inc.*	3,154	16,622
Collective Brands, Inc.*	3,321	53,601
Dick’s Sporting Goods, Inc.*	4,522	126,797
Dress Barn, Inc.*	3,554	84,407
Foot Locker, Inc.	7,996	116,182
Guess?, Inc.	3,253	132,169
J. Crew Group, Inc.*	3,274	110,072
PetSmart, Inc.	6,079	212,765
Rent-A-Center, Inc.	3,395	75,980
Tractor Supply Co.	3,726	147,773
Williams-Sonoma, Inc.	5,549	175,903

		2,026,443

Textiles, Apparel & Luxury Goods (1.0%)
Fossil, Inc.*	2,722	146,416
Hanesbrands, Inc.*	4,912	127,024
Phillips-Van Heusen Corp.	3,401	204,604
Timberland Co., Class A*	2,068	40,967
Under Armour, Inc., Class A*	1,798	80,982
Warnaco Group, Inc.*	2,288	116,986

		716,979

Total Consumer Discretionary		7,283,086

Consumer Staples (2.9%)
Beverages (0.2%)
Hansen Natural Corp.*	3,528	164,475

Food & Staples Retailing (0.3%)
BJ’s Wholesale Club, Inc.*	2,803	116,325
Ruddick Corp.	2,187	75,845

		192,170

Food Products (1.1%)
Corn Products International, Inc.	3,863	144,862
Flowers Foods, Inc.	3,921	97,398
Green Mountain Coffee Roasters, Inc.*	5,887	183,616
Lancaster Colony Corp.	1,001	47,547
Ralcorp Holdings, Inc.*	2,817	164,738
Smithfield Foods, Inc.*	8,520	143,392
Tootsie Roll Industries, Inc.	1,253	31,175

		812,728

Household Products (0.7%)
Church & Dwight Co., Inc.	3,641	236,446
Energizer Holdings, Inc.*	3,598	241,894

		478,340

Personal Products (0.5%)
Alberto-Culver Co.	4,406	165,886
NBTY, Inc.*	3,253	178,850

		344,736

Tobacco (0.1%)
Universal Corp.	1,247	49,992

Total Consumer Staples		2,042,441

See Notes to Portfolio of Investments.

EQ ADVISORS TRUST

AXA TACTICAL MANAGER 400 PORTFOLIO-I

PORTFOLIO OF INVESTMENTS (Continued)

September 30, 2010 (Unaudited)

	Number of Shares	Value (Note 1)
Energy (4.3%)
Energy Equipment & Services (1.5%)
Atwood Oceanics, Inc.*	2,883	$87,787
Exterran Holdings, Inc.*	3,252	73,853
Helix Energy Solutions Group, Inc.*	5,434	60,535
Oceaneering International, Inc.*	2,779	149,677
Patterson-UTI Energy, Inc.	7,914	135,171
Pride International, Inc.*	9,005	265,017
Superior Energy Services, Inc.*	4,048	108,041
Tidewater, Inc.	2,640	118,298
Unit Corp.*	2,043	76,184

		1,074,563

Oil, Gas & Consumable Fuels (2.8%)
Arch Coal, Inc.	8,333	222,574
Bill Barrett Corp.*	2,364	85,104
Cimarex Energy Co.	4,310	285,236
Comstock Resources, Inc.*	2,441	54,898
Forest Oil Corp.*	5,814	172,676
Frontier Oil Corp.	5,439	72,883
Mariner Energy, Inc.*	5,278	127,886
Newfield Exploration Co.*	6,846	393,234
Overseas Shipholding Group, Inc.	1,382	47,430
Patriot Coal Corp.*	4,135	47,180
Plains Exploration & Production Co.*	7,186	191,651
Quicksilver Resources, Inc.*	6,048	76,205
Southern Union Co.	6,388	153,695

		1,930,652

Total Energy		3,005,215

Financials (14.8%)
Capital Markets (1.6%)
Affiliated Managers Group, Inc.*	2,620	204,386
Apollo Investment Corp.	9,992	102,218
Eaton Vance Corp.	6,060	175,982
Greenhill & Co., Inc.	1,302	103,275
Jefferies Group, Inc.	6,343	143,923
Raymond James Financial, Inc.	5,114	129,538
SEI Investments Co.	7,545	153,465
Waddell & Reed Financial, Inc., Class A	4,388	120,056

		1,132,843

Commercial Banks (2.5%)
Associated Banc-Corp.	8,883	117,167
BancorpSouth, Inc.	3,789	53,728
Bank of Hawaii Corp.	2,479	111,357
Cathay General Bancorp	4,054	48,202
City National Corp./California	2,381	126,360
Commerce Bancshares, Inc./Missouri	3,808	143,143
Cullen/Frost Bankers, Inc.	3,113	167,697
FirstMerit Corp.	5,591	102,427
Fulton Financial Corp.	10,220	92,593
International Bancshares Corp.	2,733	46,160
PacWest Bancorp	1,632	31,106
Prosperity Bancshares, Inc.	2,399	77,896
SVB Financial Group*	2,157	91,284
Synovus Financial Corp.	40,179	98,840
TCF Financial Corp.	6,513	105,446
Trustmark Corp.	2,930	63,698
Valley National Bancorp	8,277	106,773
Webster Financial Corp.	3,397	59,651
Westamerica Bancorp	1,499	81,681
Wilmington Trust Corp.	4,730	42,475

		1,767,684

Consumer Finance (0.2%)
AmeriCredit Corp.*	5,044	$123,376

Diversified Financial Services (0.3%)
MSCI, Inc., Class A*	6,041	200,622

Insurance (3.1%)
American Financial Group, Inc./Ohio	4,063	124,247
Arthur J. Gallagher & Co.	5,400	142,398
Brown & Brown, Inc.	5,987	120,878
Everest Reinsurance Group Ltd.	2,883	249,293
Fidelity National Financial, Inc., Class A	11,685	183,571
First American Financial Corp.	5,357	80,034
Hanover Insurance Group, Inc.	2,308	108,476
HCC Insurance Holdings, Inc.	5,911	154,218
Mercury General Corp.	1,833	74,915
Old Republic International Corp.	13,222	183,125
Protective Life Corp.	4,403	95,809
Reinsurance Group of America, Inc.	3,753	181,232
StanCorp Financial Group, Inc.	2,392	90,896
Transatlantic Holdings, Inc.	3,271	166,232
Unitrin, Inc.	2,583	62,999
W. R. Berkley Corp.	6,244	169,025

		2,187,348

Real Estate Investment Trusts (REITs) (5.8%)
Alexandria Real Estate Equities, Inc. (REIT)	2,791	195,370
AMB Property Corp. (REIT)	8,628	228,383
BRE Properties, Inc. (REIT)	3,286	136,369
Camden Property Trust (REIT)	3,437	164,873
Corporate Office Properties Trust/Maryland (REIT)	3,045	113,609
Cousins Properties, Inc. (REIT)	5,334	38,085
Duke Realty Corp. (REIT)	12,909	149,615
Equity One, Inc. (REIT)	2,155	36,376
Essex Property Trust, Inc. (REIT)	1,556	170,289
Federal Realty Investment Trust (REIT)	3,148	257,066
Highwoods Properties, Inc. (REIT)	2,436	79,097
Hospitality Properties Trust (REIT)	6,334	141,438
Liberty Property Trust (REIT)	5,834	186,105
Macerich Co. (REIT)	6,659	286,004
Mack-Cali Realty Corp. (REIT)	4,076	133,326
Nationwide Health Properties, Inc. (REIT)	6,344	245,322
Omega Healthcare Investors, Inc. (REIT)	4,869	109,309
Potlatch Corp. (REIT)	2,058	69,972
Rayonier, Inc. (REIT)	4,107	205,843
Realty Income Corp. (REIT)	5,628	189,776
Regency Centers Corp. (REIT)	4,200	165,774
Senior Housing Properties Trust (REIT)	6,538	153,643
SL Green Realty Corp. (REIT)	4,003	253,510
UDR, Inc. (REIT)	9,200	194,304
Weingarten Realty Investors (REIT)	6,180	134,848

		4,038,306

Real Estate Management & Development (0.3%)
Jones Lang LaSalle, Inc.	2,187	188,672

Thrifts & Mortgage Finance (1.0%)
Astoria Financial Corp.	4,240	57,791
First Niagara Financial Group, Inc.	10,734	125,051

See Notes to Portfolio of Investments.

EQ ADVISORS TRUST

AXA TACTICAL MANAGER 400 PORTFOLIO-I

PORTFOLIO OF INVESTMENTS (Continued)

September 30, 2010 (Unaudited)

	Number of Shares	Value (Note 1)
New York Community Bancorp, Inc.	22,315	$362,619
NewAlliance Bancshares, Inc.	5,411	68,287
Washington Federal, Inc.	5,783	88,248

		701,996

Total Financials		10,340,847

Health Care (8.3%)
Biotechnology (0.7%)
United Therapeutics Corp.*	2,550	142,826
Vertex Pharmaceuticals, Inc.*	10,392	359,251

		502,077

Health Care Equipment & Supplies (2.9%)
Beckman Coulter, Inc.	3,553	173,351
Edwards Lifesciences Corp.*	5,808	389,426
Gen-Probe, Inc.*	2,500	121,150
Hill-Rom Holdings, Inc.	3,261	117,037
Hologic, Inc.*	13,288	212,741
IDEXX Laboratories, Inc.*	2,960	182,691
Immucor, Inc.*	3,602	71,428
Kinetic Concepts, Inc.*	3,211	117,458
Masimo Corp.	3,025	82,613
ResMed, Inc.*	7,759	254,573
STERIS Corp.	3,061	101,686
Teleflex, Inc.	2,051	116,456
Thoratec Corp.*	3,003	111,051

		2,051,661

Health Care Providers & Services (2.5%)
Community Health Systems, Inc.*	4,844	150,019
Health Management Associates, Inc., Class A*	12,881	98,669
Health Net, Inc.*	4,986	135,569
Henry Schein, Inc.*	4,691	274,799
Kindred Healthcare, Inc.*	2,053	26,730
LifePoint Hospitals, Inc.*	2,786	97,677
Lincare Holdings, Inc.	5,037	126,378
MEDNAX, Inc.*	2,446	130,372
Omnicare, Inc.	6,066	144,856
Owens & Minor, Inc.	3,257	92,694
Psychiatric Solutions, Inc.*	2,942	98,704
Universal Health Services, Inc., Class B	4,987	193,795
VCA Antech, Inc.*	4,420	93,218
WellCare Health Plans, Inc.*	2,190	63,422

		1,726,902

Health Care Technology (0.2%)
Allscripts Healthcare Solutions, Inc.*	8,415	155,425

Life Sciences Tools & Services (1.2%)
Bio-Rad Laboratories, Inc., Class A*	996	90,148
Charles River Laboratories International, Inc.*	3,404	112,842
Covance, Inc.*	3,324	155,530
Mettler-Toledo International, Inc.*	1,713	213,166
Pharmaceutical Product Development, Inc.	6,097	151,145
Techne Corp.	1,903	117,472

		840,303

Pharmaceuticals (0.8%)
Endo Pharmaceuticals Holdings, Inc.*	5,921	196,814
Medicis Pharmaceutical Corp., Class A	3,094	91,737
Perrigo Co.	4,230	271,651

		560,202

Total Health Care		5,836,570

Industrials (11.0%)
Aerospace & Defense (0.4%)
Alliant Techsystems, Inc.*	1,705	$128,557
BE Aerospace, Inc.*	5,249	159,097

		287,654

Airlines (0.3%)
AirTran Holdings, Inc.*	7,022	51,612
Alaska Air Group, Inc.*	1,842	93,997
JetBlue Airways Corp.*	10,380	69,442

		215,051

Building Products (0.1%)
Lennox International, Inc.	2,352	98,055

Commercial Services & Supplies (1.2%)
Brink’s Co.	2,420	55,660
Clean Harbors, Inc.*	1,178	79,809
Copart, Inc.*	3,680	121,330
Corrections Corp. of America*	5,673	140,010
Deluxe Corp.	2,652	50,733
Herman Miller, Inc.	2,942	57,898
HNI Corp.	2,321	66,752
Mine Safety Appliances Co.	1,595	43,224
Rollins, Inc.	2,187	51,132
Waste Connections, Inc.*	3,966	157,292

		823,840

Construction & Engineering (1.0%)
Aecom Technology Corp.*	5,961	144,614
Granite Construction, Inc.	1,763	40,091
KBR, Inc.	8,015	197,489
Shaw Group, Inc.*	4,334	145,449
URS Corp.*	4,299	163,276

		690,919

Electrical Equipment (1.3%)
Acuity Brands, Inc.	2,238	99,009
AMETEK, Inc.	5,460	260,824
Baldor Electric Co.	2,411	97,404
Hubbell, Inc., Class B	3,077	156,158
Regal-Beloit Corp.	1,981	116,265
Thomas & Betts Corp.*	2,685	110,139
Woodward Governor Co.	3,014	97,714

		937,513

Industrial Conglomerates (0.1%)
Carlisle Cos., Inc.	3,135	93,893

Machinery (4.3%)
AGCO Corp.*	4,772	186,156
Bucyrus International, Inc.	4,152	287,941
Crane Co.	2,391	90,715
Donaldson Co., Inc.	3,919	184,703
Gardner Denver, Inc.	2,685	144,131
Graco, Inc.	3,097	98,268
Harsco Corp.	4,135	101,638
IDEX Corp.	4,181	148,467
Joy Global, Inc.	5,292	372,134
Kennametal, Inc.	4,208	130,153
Lincoln Electric Holdings, Inc.	2,179	125,990
Nordson Corp.	1,744	128,515
Oshkosh Corp.*	4,648	127,820
Pentair, Inc.	5,064	170,302
SPX Corp.	2,565	162,313
Terex Corp.*	5,582	127,939
Timken Co.	4,120	158,043
Trinity Industries, Inc.	4,102	91,352
Valmont Industries, Inc.	1,098	79,495

See Notes to Portfolio of Investments.

EQ ADVISORS TRUST

AXA TACTICAL MANAGER 400 PORTFOLIO-I

PORTFOLIO OF INVESTMENTS (Continued)

September 30, 2010 (Unaudited)

	Number of Shares	Value (Note 1)
Wabtec Corp.	2,461	$117,611

		3,033,686

Marine (0.3%)
Alexander & Baldwin, Inc.	2,119	73,826
Kirby Corp.*	2,772	111,047

		184,873

Professional Services (0.8%)
Corporate Executive Board Co.	1,767	55,767
FTI Consulting, Inc.*	2,408	83,534
Korn/Ferry International*	2,395	39,613
Manpower, Inc.	4,217	220,127
Navigant Consulting, Inc.*	2,602	30,261
Towers Watson & Co., Class A	2,326	114,393

		543,695

Road & Rail (0.8%)
Con-way, Inc.	2,800	86,772
J.B. Hunt Transport Services, Inc.	4,555	158,058
Kansas City Southern*	5,259	196,739
Landstar System, Inc.	2,561	98,906
Werner Enterprises, Inc.	2,287	46,861

		587,336

Trading Companies & Distributors (0.4%)
GATX Corp.	2,383	69,870
MSC Industrial Direct Co., Class A	2,287	123,589
United Rentals, Inc.*	3,127	46,405

		239,864

Total Industrials		7,736,379

Information Technology (11.5%)
Communications Equipment (1.4%)
ADC Telecommunications, Inc.*	4,661	59,055
ADTRAN, Inc.	3,217	113,560
Ciena Corp.*	4,816	74,985
CommScope, Inc.*	4,866	115,519
F5 Networks, Inc.*	4,123	428,009
Plantronics, Inc.	2,453	82,862
Polycom, Inc.*	4,378	119,432

		993,422

Computers & Peripherals (0.3%)
Diebold, Inc.	3,376	104,960
NCR Corp.*	8,243	112,352

		217,312

Electronic Equipment, Instruments & Components (1.6%)
Arrow Electronics, Inc.*	6,046	161,610
Avnet, Inc.*	7,787	210,327
Ingram Micro, Inc., Class A*	8,045	135,639
Itron, Inc.*	2,073	126,930
National Instruments Corp.	3,022	98,698
Tech Data Corp.*	2,385	96,115
Trimble Navigation Ltd.*	6,111	214,129
Vishay Intertechnology, Inc.*	9,597	92,899

		1,136,347

Internet Software & Services (0.9%)
AOL, Inc.*	5,481	135,655
Digital River, Inc.*	2,042	69,510
Equinix, Inc.*	2,338	239,294
Rackspace Hosting, Inc.*	4,916	127,718
ValueClick, Inc.*	4,220	55,197

		627,374

IT Services (2.1%)
Acxiom Corp.*	4,122	65,375
Alliance Data Systems Corp.*	2,700	176,202
Broadridge Financial Solutions, Inc.	6,504	148,747
Convergys Corp.*	6,389	66,765
CoreLogic, Inc.	5,351	$102,525
DST Systems, Inc.	1,852	83,044
Gartner, Inc.*	3,722	109,576
Global Payments, Inc.	4,090	175,420
Hewitt Associates, Inc., Class A*	4,715	237,777
Lender Processing Services, Inc.	4,776	158,706
ManTech International Corp., Class A*	1,162	46,015
NeuStar, Inc., Class A*	1,149	28,564
SRA International, Inc., Class A*	2,205	43,483

		1,442,199

Office Electronics (0.1%)
Zebra Technologies Corp., Class A*	2,914	98,027

Semiconductors & Semiconductor Equipment (2.1%)
Atmel Corp.*	23,679	188,485
Cree, Inc.*	5,539	300,712
Fairchild Semiconductor International, Inc.*	6,429	60,433
Integrated Device Technology, Inc.*	8,193	47,929
International Rectifier Corp.*	3,620	76,346
Intersil Corp., Class A	6,375	74,524
Lam Research Corp.*	6,365	266,375
RF Micro Devices, Inc.*	14,045	86,236
Semtech Corp.*	3,201	64,628
Silicon Laboratories, Inc.*	2,295	84,112
Skyworks Solutions, Inc.*	9,164	189,511

		1,439,291

Software (3.0%)
ACI Worldwide, Inc.*	1,727	38,668
Advent Software, Inc.*	819	42,744
ANSYS, Inc.*	4,662	196,969
Cadence Design Systems, Inc.*	13,679	104,371
FactSet Research Systems, Inc.	2,376	192,765
Fair Isaac Corp.	2,151	53,044
Informatica Corp.*	4,748	182,371
Jack Henry & Associates, Inc.	4,413	112,532
Mentor Graphics Corp.*	5,633	59,541
MICROS Systems, Inc.*	4,110	173,976
Parametric Technology Corp.*	5,926	115,794
Quest Software, Inc.*	3,160	77,704
Rovi Corp.*	5,289	266,618
Solera Holdings, Inc.	3,596	158,799
Synopsys, Inc.*	7,620	188,747
TIBCO Software, Inc.*	8,416	149,300

		2,113,943

Total Information Technology		8,067,915

Materials (4.8%)
Chemicals (2.5%)
Albemarle Corp.	4,682	219,164
Ashland, Inc.	4,038	196,933
Cabot Corp.	3,357	109,338
Cytec Industries, Inc.	2,518	141,965
Intrepid Potash, Inc.*	2,284	59,544
Lubrizol Corp.	3,459	366,550
Minerals Technologies, Inc.	957	56,387
NewMarket Corp.	508	57,749
Olin Corp.	4,074	82,132
RPM International, Inc.	6,676	132,986
Scotts Miracle-Gro Co., Class A	2,373	122,755
Sensient Technologies Corp.	2,555	77,902
Valspar Corp.	5,053	160,938

		1,784,343

See Notes to Portfolio of Investments.

EQ ADVISORS TRUST

AXA TACTICAL MANAGER 400 PORTFOLIO-I

PORTFOLIO OF INVESTMENTS (Continued)

September 30, 2010 (Unaudited)

	Number of Shares	Value (Note 1)
Construction Materials (0.3%)
Martin Marietta Materials, Inc.	2,335	$179,725

Containers & Packaging (1.2%)
AptarGroup, Inc.	3,461	158,064
Greif, Inc., Class A	1,593	93,732
Packaging Corp. of America	5,320	123,264
Rock-Tenn Co., Class A	2,001	99,670
Silgan Holdings, Inc.	2,760	87,492
Sonoco Products Co.	5,164	172,684
Temple-Inland, Inc.	5,536	103,302

		838,208

Metals & Mining (0.7%)
Carpenter Technology Corp.	2,262	76,252
Commercial Metals Co.	5,878	85,172
Reliance Steel & Aluminum Co.	3,811	158,271
Steel Dynamics, Inc.	11,125	156,974
Worthington Industries, Inc.	2,939	44,173

		520,842

Paper & Forest Products (0.1%)
Louisiana-Pacific Corp.*	6,666	50,462

Total Materials		3,373,580

Telecommunication Services (0.6%)
Diversified Telecommunication Services (0.3%)
Cincinnati Bell, Inc.*	10,467	27,947
tw telecom, Inc.*	7,779	144,456

		172,403

Wireless Telecommunication Services (0.3%)
Syniverse Holdings, Inc.*	3,569	80,909
Telephone & Data Systems, Inc.	4,745	155,636

		236,545

Total Telecommunication Services		408,948

Utilities (4.5%)
Electric Utilities (1.3%)
Cleco Corp.	3,122	92,474
DPL, Inc.	6,103	159,471
Great Plains Energy, Inc.	6,960	131,544
Hawaiian Electric Industries, Inc.	4,812	108,462
IDACORP, Inc.	2,478	89,010
NV Energy, Inc.	12,064	158,642
PNM Resources, Inc.	4,472	50,936
Westar Energy, Inc.	5,687	137,796

		928,335

Gas Utilities (1.6%)
AGL Resources, Inc.	3,999	153,402
Atmos Energy Corp.	4,628	135,369
Energen Corp.	3,688	168,615
National Fuel Gas Co.	4,204	217,809
Questar Corp.	9,009	157,928
UGI Corp.	5,641	161,389
WGL Holdings, Inc.	2,614	98,757

		1,093,269

Independent Power Producers & Energy Traders (0.0%)
Dynegy, Inc.*	5,332	25,967

Multi-Utilities (1.4%)
Alliant Energy Corp.	5,682	206,541
Black Hills Corp.	2,020	63,024
MDU Resources Group, Inc.	9,651	192,537
NSTAR	5,312	209,027
OGE Energy Corp.	4,994	199,111
Vectren Corp.	4,180	$108,137

		978,377

Water Utilities (0.2%)
Aqua America, Inc.	7,045	143,718

Total Utilities		3,169,666

Total Common Stocks (73.1%)
(Cost $47,741,079)		51,264,647

	Principal Amount	Value (Note 1)
SHORT-TERM INVESTMENT:
Short-Term Investment (24.7%)
BlackRock Liquidity Funds TempFund
0.23% ‡ (Amortized Cost $17,328,915)	$17,328,915	17,328,915

Total Investments (97.8%)
(Cost $65,069,994)		68,593,562
Other Assets Less Liabilities (2.2%)		1,563,612

Net Assets (100%)		$70,157,174

*	Non-income producing.

‡	Affiliated company as defined under the Investment Company Act of 1940.

See Notes to Portfolio of Investments.

EQ ADVISORS TRUST

AXA TACTICAL MANAGER 400 PORTFOLIO-I

PORTFOLIO OF INVESTMENTS (Continued)

September 30, 2010 (Unaudited)

Investments in companies which were affiliates for the nine months ended September 30, 2010, were as follows:

Securities	Market Value December 31, 2009	Purchases at Cost	Sales at Cost	Market Value September 30, 2010	Dividend Income	Realized Gain (Loss)
BlackRock Liquidity Funds TempFund	$3,974,449	$54,229,568	$40,875,102	$17,328,915	$14,696	$—

At September 30, 2010, the Portfolio had the following futures contracts open: (Note 1)

	Number of Contracts	Expiration Date	Original Value	Value at 9/30/2010	Unrealized Appreciation/ (Depreciation)
Purchase
S&P MidCap 400 E-Mini Index	236	December-10	$18,096,534	$18,882,360	$785,826

The following is a summary of the inputs used to value the Portfolio’s assets and liabilities carried at fair value as of September 30, 2010:

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. For example, money market securities are valued using amortized cost, in accordance with rules under the Investment Company Act of 1940. Generally, amortized cost approximates the current fair value of a security, but since the value is not obtained from a quoted price in an active market, such securities are reflected as Level 2.

Various inputs are used in determining the value of the Portfolio’s investments. These inputs are summarized in the three broad levels listed below:

Investment Type	Level 1 Quoted prices in active markets for identical securities	Level 2 Significant other observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)	Level 3 Significant unobservable inputs (including the Portfolio’s own assumptions in determining the fair value of investments)	Total
Assets:
Common Stocks
Consumer Discretionary	$7,283,086	$—	$—	$7,283,086
Consumer Staples	2,042,441	—	—	2,042,441
Energy	3,005,215	—	—	3,005,215
Financials	10,340,847	—	—	10,340,847
Health Care	5,836,570	—	—	5,836,570
Industrials	7,736,379	—	—	7,736,379
Information Technology	8,067,915	—	—	8,067,915
Materials	3,373,580	—	—	3,373,580
Telecommunication Services	408,948	—	—	408,948
Utilities	3,169,666	—	—	3,169,666
Futures	785,826	—	—	785,826
Short-Term Investments	—	17,328,915	—	17,328,915

Total Assets	$52,050,473	$17,328,915	$—	$69,379,388

Total Liabilities	$—	$—	$—	$—

Total	$52,050,473	$17,328,915	$—	$69,379,388

See Notes to Portfolio of Investments.

EQ ADVISORS TRUST

AXA TACTICAL MANAGER 400 PORTFOLIO-I

PORTFOLIO OF INVESTMENTS (Continued)

September 30, 2010 (Unaudited)

Investment security transactions for the nine months ended September 30, 2010 were as follows:

Cost of Purchases:
Stocks and long-term corporate debt securities	$40,368,529
Net Proceeds of Sales and Redemptions:
Stocks and long-term corporate debt securities	$1,340,854

As of September 30, 2010, the gross unrealized appreciation (depreciation) of investments based on the aggregate cost of investments for Federal income tax purposes was as follows:

Aggregate gross unrealized appreciation	$4,123,847
Aggregate gross unrealized depreciation	(600,622)

Net unrealized appreciation	$3,523,225

Federal income tax cost of investments	$65,070,337

See Notes to Portfolio of Investments.

EQ ADVISORS TRUST

AXA TACTICAL MANAGER 2000 PORTFOLIO-I

PORTFOLIO OF INVESTMENTS

September 30, 2010 (Unaudited)

	Number of Shares	Value (Note 1)
COMMON STOCKS:
Consumer Discretionary (9.8%)
Auto Components (0.6%)
American Axle & Manufacturing Holdings, Inc.*	10,911	$98,417
Amerigon, Inc.*	3,955	40,736
Cooper Tire & Rubber Co.	11,198	219,817
Dana Holding Corp.*	25,173	310,131
Dorman Products, Inc.*	2,041	62,904
Drew Industries, Inc.*	3,468	72,342
Exide Technologies, Inc.*	13,852	66,351
Fuel Systems Solutions, Inc.*	2,590	101,295
Hawk Corp., Class A*	992	42,924
Modine Manufacturing Co.*	8,450	109,597
Shiloh Industries, Inc.*	1,002	9,699
Spartan Motors, Inc.	6,231	28,912
Standard Motor Products, Inc.	3,577	37,666
Stoneridge, Inc.*	2,520	26,485
Superior Industries International, Inc.	4,134	71,436
Tenneco, Inc.*	10,915	316,208

		1,614,920

Automobiles (0.0%)
Winnebago Industries, Inc.*	5,344	55,684

Distributors (0.0%)
Audiovox Corp., Class A*	2,947	20,158
Core-Mark Holding Co., Inc.*	1,940	60,062

		80,220

Diversified Consumer Services (0.9%)
American Public Education, Inc.*	3,348	110,015
Bridgepoint Education, Inc.*	3,568	55,161
Cambium Learning Group, Inc.*	3,776	12,083
Capella Education Co.*	3,056	237,207
Coinstar, Inc.*	5,796	249,170
Corinthian Colleges, Inc.*	16,152	113,387
CPI Corp.	1,062	27,485
Grand Canyon Education, Inc.*	5,640	123,685
K12, Inc.*	4,581	132,986
Learning Tree International, Inc.	1,197	12,114
Lincoln Educational Services Corp.*	2,995	43,158
Mac-Gray Corp.	1,981	24,030
Matthews International Corp., Class A	5,522	195,258
Pre-Paid Legal Services, Inc.*	1,381	86,299
Princeton Review, Inc.*	4,588	9,360
Regis Corp.	10,533	201,496
Sotheby’s, Inc.	12,104	445,669
Steiner Leisure Ltd.*	2,693	102,603
Stewart Enterprises, Inc., Class A	14,972	80,699
Universal Technical Institute, Inc.	3,853	75,326

		2,337,191

Hotels, Restaurants & Leisure (1.7%)
AFC Enterprises, Inc.*	4,715	58,466
Ambassadors Group, Inc.	3,533	40,064
Ameristar Casinos, Inc.	4,925	85,941
Biglari Holdings, Inc.*	260	85,449
BJ’s Restaurants, Inc.*	4,092	115,231
Bluegreen Corp.*	2,979	8,311
Bob Evans Farms, Inc.	5,561	156,097
Boyd Gaming Corp.*	9,959	72,203
Buffalo Wild Wings, Inc.*	3,314	158,707
California Pizza Kitchen, Inc.*	3,529	60,205
Caribou Coffee Co., Inc.*	1,270	13,208
Carrols Restaurant Group, Inc.*	2,290	12,137
CEC Entertainment, Inc.*	4,018	$137,938
Cheesecake Factory, Inc.*	10,840	286,935
Churchill Downs, Inc.	2,070	73,940
Cracker Barrel Old Country Store, Inc.	4,360	221,314
Denny’s Corp.*	18,248	56,751
DineEquity, Inc.*	3,280	147,534
Domino’s Pizza, Inc.*	6,811	90,041
Einstein Noah Restaurant Group, Inc.*	957	10,144
Empire Resorts, Inc.*	5,672	6,296
Gaylord Entertainment Co.*	6,373	194,377
Interval Leisure Group, Inc.*	7,272	97,954
Isle of Capri Casinos, Inc.*	2,972	21,280
Jack in the Box, Inc.*	9,817	210,476
Jamba, Inc.*	10,914	23,902
Krispy Kreme Doughnuts, Inc.*	10,743	49,203
Landry’s Restaurants, Inc.*	1,343	32,890
Life Time Fitness, Inc.*	7,502	296,104
Marcus Corp.	3,755	44,497
McCormick & Schmick’s Seafood Restaurants, Inc.*	2,555	19,878
Monarch Casino & Resort, Inc.*	1,910	21,411
Morgans Hotel Group Co.*	4,346	31,813
Multimedia Games, Inc.*	4,798	17,753
O’Charleys, Inc.*	3,163	22,742
Orient-Express Hotels Ltd., Class A*	16,692	186,116
P.F. Chang’s China Bistro, Inc.	4,231	195,472
Papa John’s International, Inc.*	3,802	100,297
Peet’s Coffee & Tea, Inc.*	2,155	73,766
Pinnacle Entertainment, Inc.*	9,440	105,256
Red Lion Hotels Corp.*	2,293	17,060
Red Robin Gourmet Burgers, Inc.*	2,847	55,830
Ruby Tuesday, Inc.*	11,369	134,950
Ruth’s Hospitality Group, Inc.*	5,013	20,102
Scientific Games Corp., Class A*	11,889	115,323
Shuffle Master, Inc.*	9,795	82,376
Sonic Corp.*	11,192	90,431
Speedway Motorsports, Inc.	2,012	31,548
Texas Roadhouse, Inc.*	10,489	147,475
Vail Resorts, Inc.*	6,633	248,870

		4,586,064

Household Durables (0.5%)
American Greetings Corp., Class A	7,226	134,331
Beazer Homes USA, Inc.*	13,761	56,833
Blyth, Inc.	1,059	43,673
Brookfield Homes Corp.*	1,743	14,275
Cavco Industries, Inc.*	1,244	44,672
CSS Industries, Inc.	1,382	23,895
Ethan Allen Interiors, Inc.	4,519	78,902
Furniture Brands International, Inc.*	8,178	43,998
Helen of Troy Ltd.*	5,588	141,320
Hooker Furniture Corp.	1,867	21,713
Hovnanian Enterprises, Inc., Class A*	9,458	37,170
iRobot Corp.*	3,837	71,253
Kid Brands, Inc.*	2,340	20,124
La-Z-Boy, Inc.*	9,461	79,851
Libbey, Inc.*	2,968	39,089
Lifetime Brands, Inc.*	1,718	25,942
M/I Homes, Inc.*	3,400	35,258
Meritage Homes Corp.*	5,876	115,287
National Presto Industries, Inc.	842	89,648
Ryland Group, Inc.	8,082	144,829
Sealy Corp.*	9,800	23,912

See Notes to Portfolio of Investments.

EQ ADVISORS TRUST

AXA TACTICAL MANAGER 2000 PORTFOLIO-I

PORTFOLIO OF INVESTMENTS (Continued)

September 30, 2010 (Unaudited)

	Number of Shares	Value (Note 1)
Skyline Corp.	1,380	$27,959
Standard Pacific Corp.*	19,624	77,907
Universal Electronics, Inc.*	2,465	51,395

		1,443,236

Internet & Catalog Retail (0.3%)
1-800-FLOWERS.COM, Inc., Class A*	5,054	9,552
Blue Nile, Inc.*	2,304	102,505
Drugstore.Com, Inc.*	16,946	32,536
Gaiam, Inc., Class A	2,901	19,408
HSN, Inc.*	6,940	207,506
NutriSystem, Inc.	5,003	96,258
Orbitz Worldwide, Inc.*	3,607	22,724
Overstock.com, Inc.*	2,696	42,381
PetMed Express, Inc.	4,196	73,430
Shutterfly, Inc.*	4,907	127,533
U.S. Auto Parts Network, Inc.*	2,336	19,155
Vitacost.com, Inc.*	2,628	15,794

		768,782

Leisure Equipment & Products (0.6%)
Arctic Cat, Inc.*	2,219	22,745
Brunswick Corp.	16,200	246,564
Callaway Golf Co.	11,818	82,726
Eastman Kodak Co.*	49,186	206,581
JAKKS Pacific, Inc.*	5,038	88,870
Johnson Outdoors, Inc., Class A*	689	8,833
Leapfrog Enterprises, Inc.*	6,378	34,951
Marine Products Corp.*	1,947	11,955
Polaris Industries, Inc.	5,615	365,537
Pool Corp.	9,038	181,393
RC2 Corp.*	3,931	82,354
Smith & Wesson Holding Corp.*	10,874	38,711
Steinway Musical Instruments, Inc.* .	926	15,946
Sturm Ruger & Co., Inc.	3,514	47,931
Summer Infant, Inc.*	1,691	13,224

		1,448,321

Media (1.0%)
AH Belo Corp., Class A*	3,356	23,727
Arbitron, Inc.	4,890	136,773
Ascent Media Corp., Class A*	2,592	69,232
Ballantyne Strong, Inc.*	2,780	24,047
Belo Corp., Class A*	16,799	104,154
Carmike Cinemas, Inc.*	1,987	17,327
Cinemark Holdings, Inc.	10,364	166,860
CKX, Inc.*	9,992	48,961
Crown Media Holdings, Inc., Class A*	300	717
Cumulus Media, Inc., Class A*	3,204	9,003
Dex One Corp.*	9,178	112,706
Entercom Communications Corp., Class A*	4,363	34,293
Entravision Communications Corp., Class A*	9,475	18,855
EW Scripps Co., Class A*	5,878	46,319
Fisher Communications, Inc.*	1,108	19,312
Global Sources Ltd.*	4,257	32,140
Gray Television, Inc.*	8,973	18,036
Harte-Hanks, Inc.	7,124	83,137
Journal Communications, Inc., Class A*	7,827	35,300
Knology, Inc.*	5,584	74,993
Lee Enterprises, Inc.*	8,231	22,059
LIN TV Corp., Class A*	5,381	23,892
Lions Gate Entertainment Corp.*	12,345	90,736
Live Nation Entertainment, Inc.*	25,706	253,975
LodgeNet Interactive Corp.*	4,446	$12,449
Martha Stewart Living Omnimedia, Inc., Class A*	5,391	25,553
McClatchy Co., Class A*	11,408	44,834
Media General, Inc., Class A*	4,220	37,811
Mediacom Communications Corp., Class A*	7,346	48,557
National CineMedia, Inc.	7,876	140,980
Nexstar Broadcasting Group, Inc., Class A*	1,726	8,889
Outdoor Channel Holdings, Inc.*	2,484	13,737
Playboy Enterprises, Inc., Class B*	3,672	18,874
PRIMEDIA, Inc.	3,518	13,368
Radio One, Inc., Class D*	4,971	4,375
Rentrak Corp.*	1,695	42,833
Scholastic Corp.	5,567	154,874
Sinclair Broadcast Group, Inc., Class A*	8,354	58,645
SuperMedia, Inc.*	2,349	24,829
Valassis Communications, Inc.*	9,111	308,772
Warner Music Group Corp.*	8,222	36,999
Westwood One, Inc.*	853	7,242
World Wrestling Entertainment, Inc., Class A	4,267	59,354

		2,529,529

Multiline Retail (0.3%)
99 Cents Only Stores*	8,393	158,460
Bon-Ton Stores, Inc.*	2,229	22,669
Dillard’s, Inc., Class A	7,840	185,338
Fred’s, Inc., Class A	7,179	84,712
Retail Ventures, Inc.*	4,225	45,461
Saks, Inc.*	24,808	213,349
Tuesday Morning Corp.*	4,881	23,282

		733,271

Specialty Retail (2.4%)
America’s Car-Mart, Inc.*	1,808	45,525
AnnTaylor Stores Corp.*	10,758	217,742
Asbury Automotive Group, Inc.*	5,293	74,472
Barnes & Noble, Inc.	7,023	113,843
bebe stores, Inc.	6,225	44,882
Big 5 Sporting Goods Corp.	3,981	53,425
Books-A-Million, Inc.	1,546	9,276
Borders Group, Inc.*	9,245	11,002
Brown Shoe Co., Inc.	7,950	91,186
Buckle, Inc.	4,778	126,808
Build-A-Bear Workshop, Inc.*	2,922	17,678
Cabela’s, Inc.*	7,340	139,313
Casual Male Retail Group, Inc.*	7,629	31,126
Cato Corp., Class A	5,074	135,780
Charming Shoppes, Inc.*	21,165	74,501
Children’s Place Retail Stores, Inc.*	5,063	246,923
Christopher & Banks Corp.	6,547	51,787
Citi Trends, Inc.*	2,701	65,391
Coldwater Creek, Inc.*	11,328	59,699
Collective Brands, Inc.*	11,837	191,049
Conn’s, Inc.*	2,033	9,453
Destination Maternity Corp.*	904	29,760
Dress Barn, Inc.*	10,521	249,874
DSW, Inc., Class A*	2,577	73,960
Express, Inc.*	2,924	44,474
Finish Line, Inc., Class A	8,942	124,383
Genesco, Inc.*	4,386	131,054
Group 1 Automotive, Inc.*	4,482	133,922
Gymboree Corp.*	4,918	204,294

See Notes to Portfolio of Investments.

EQ ADVISORS TRUST

AXA TACTICAL MANAGER 2000 PORTFOLIO-I

PORTFOLIO OF INVESTMENTS (Continued)

September 30, 2010 (Unaudited)

	Number of Shares	Value (Note 1)
Haverty Furniture Cos., Inc.	3,311	$36,123
hhgregg, Inc.*	2,408	59,622
Hibbett Sports, Inc.*	5,258	131,187
HOT Topic, Inc.	8,069	48,333
Jo-Ann Stores, Inc.*	5,003	222,884
Jos. A. Bank Clothiers, Inc.*	5,023	214,030
Kirkland’s, Inc.*	3,066	42,495
Lithia Motors, Inc., Class A	4,032	38,667
Lumber Liquidators Holdings, Inc.*	4,060	99,754
MarineMax, Inc.*	3,773	26,562
Men’s Wearhouse, Inc.	9,632	229,145
Midas, Inc.*	2,705	20,585
Monro Muffler Brake, Inc.	3,638	167,748
New York & Co., Inc.*	4,724	12,141
OfficeMax, Inc.*	15,529	203,275
Pacific Sunwear of California, Inc.*	12,102	63,293
Penske Automotive Group, Inc.*	8,079	106,643
PEP Boys-Manny, Moe & Jack	9,627	101,854
Pier 1 Imports, Inc.*	19,182	157,101
Rent-A-Center, Inc.	11,604	259,698
Rue21, Inc.*	2,680	69,171
Sally Beauty Holdings, Inc.*	17,237	193,054
Select Comfort Corp.*	10,018	67,922
Shoe Carnival, Inc.*	1,663	33,626
Sonic Automotive, Inc., Class A*	7,314	71,897
Stage Stores, Inc.	7,064	91,832
Stein Mart, Inc.*	4,946	43,673
Systemax, Inc.	1,948	23,921
Talbots, Inc.*	12,856	168,414
Ulta Salon Cosmetics & Fragrance, Inc.*	5,739	167,579
Vitamin Shoppe, Inc.*	2,916	80,044
West Marine, Inc.*	2,864	29,098
Wet Seal, Inc., Class A*	18,472	62,620
Winmark Corp.	481	16,085
Zumiez, Inc.*	3,739	79,117

		6,241,775

Textiles, Apparel & Luxury Goods (1.5%)
American Apparel, Inc.*	6,631	8,156
Carter’s, Inc.*	10,853	285,759
Cherokee, Inc.	1,481	27,013
Columbia Sportswear Co.	1,953	114,133
Crocs, Inc.*	15,683	204,036
Culp, Inc.*	1,749	17,140
Deckers Outdoor Corp.*	7,068	353,117
Delta Apparel, Inc.*	1,100	16,500
G-III Apparel Group Ltd.*	2,811	88,209
Iconix Brand Group, Inc.*	13,160	230,300
Joe’s Jeans, Inc.*	8,070	17,028
Jones Apparel Group, Inc.	15,665	307,661
Kenneth Cole Productions, Inc., Class A*	1,306	21,771
K-Swiss, Inc., Class A*	4,762	60,715
LaCrosse Footwear, Inc.	942	13,009
Liz Claiborne, Inc.*	17,295	105,154
Maidenform Brands, Inc.*	4,183	120,679
Movado Group, Inc.*	2,872	31,247
Oxford Industries, Inc.	2,551	60,663
Perry Ellis International, Inc.*	1,912	41,777
Quiksilver, Inc.*	23,712	92,714
R.G. Barry Corp.	1,585	16,310
Skechers U.S.A., Inc., Class A*	6,330	148,692
Steven Madden Ltd.*	4,476	183,784
Timberland Co., Class A*	7,559	149,744
True Religion Apparel, Inc.*	4,640	99,018
Under Armour, Inc., Class A*	6,426	$289,427
Unifi, Inc.*	6,865	30,961
Volcom, Inc.*	3,516	67,226
Warnaco Group, Inc.*	8,013	409,705
Weyco Group, Inc.	1,330	32,213
Wolverine World Wide, Inc.	9,063	262,918

		3,906,779

Total Consumer Discretionary		25,745,772

Consumer Staples (2.2%)
Beverages (0.1%)
Boston Beer Co., Inc., Class A*	1,589	106,256
Coca-Cola Bottling Co. Consolidated	775	41,021
Heckmann Corp.*	16,235	63,317
MGP Ingredients, Inc.	1,744	13,690
National Beverage Corp.	2,265	31,710

		255,994

Food & Staples Retailing (0.6%)
Andersons, Inc.	3,375	127,913
Arden Group, Inc., Class A	231	19,058
Casey’s General Stores, Inc.	6,869	286,781
Great Atlantic & Pacific Tea Co., Inc.*	5,572	22,065
Ingles Markets, Inc., Class A	2,195	36,459
Nash Finch Co.	2,296	97,672
Pantry, Inc.*	4,140	99,815
Pricesmart, Inc.	2,831	82,467
Rite Aid Corp.*	101,823	96,019
Ruddick Corp.	8,033	278,584
Spartan Stores, Inc.	4,126	59,827
Susser Holdings Corp.*	1,199	16,786
United Natural Foods, Inc.*	7,901	261,839
Village Super Market, Inc., Class A	1,100	30,734
Weis Markets, Inc.	2,006	78,495
Winn-Dixie Stores, Inc.*	10,077	71,849

		1,666,363

Food Products (0.9%)
Alico, Inc.	585	13,595
B&G Foods, Inc.	8,696	94,960
Calavo Growers, Inc.	2,058	44,617
Cal-Maine Foods, Inc.	2,601	75,377
Chiquita Brands International, Inc.*	8,242	109,124
Darling International, Inc.*	15,149	129,070
Diamond Foods, Inc.	3,989	163,509
Dole Food Co., Inc.*	6,594	60,335
Farmer Bros Co.	1,270	20,320
Fresh Del Monte Produce, Inc.*	7,261	157,564
Griffin Land & Nurseries, Inc.	329	8,699
Hain Celestial Group, Inc.*	7,496	179,754
Harbinger Group, Inc.*	1,822	10,112
Imperial Sugar Co.	2,137	27,952
J&J Snack Foods Corp.	2,622	109,940
John B. Sanfilippo & Son, Inc.*	1,324	17,477
Lancaster Colony Corp.	3,557	168,958
Lance, Inc.	4,749	101,154
Lifeway Foods, Inc.*	1,000	10,520
Pilgrim’s Pride Corp.*	9,018	50,681
Sanderson Farms, Inc.	4,176	180,779
Seneca Foods Corp., Class A*	1,396	36,561
Smart Balance, Inc.*	11,489	44,577
Synutra International, Inc.*	3,316	38,300
Tootsie Roll Industries, Inc.	4,470	111,214
TreeHouse Foods, Inc.*	6,360	293,196

		2,258,345

See Notes to Portfolio of Investments.

EQ ADVISORS TRUST

AXA TACTICAL MANAGER 2000 PORTFOLIO-I

PORTFOLIO OF INVESTMENTS (Continued)

September 30, 2010 (Unaudited)

	Number of Shares	Value (Note 1)
Household Products (0.1%)
Cellu Tissue Holdings, Inc.*	1,475	$17,597
Central Garden & Pet Co., Class A*	10,314	106,853
Oil-Dri Corp. of America	903	19,423
Spectrum Brands Holdings, Inc.*	3,332	90,564
WD-40 Co.	3,004	114,212

		348,649

Personal Products (0.3%)
Elizabeth Arden, Inc.*	4,411	88,176
Female Health Co.	3,376	17,387
Inter Parfums, Inc.	2,621	46,103
Medifast, Inc.*	2,485	67,418
Nature’s Sunshine Products, Inc.*	1,595	14,259
Nu Skin Enterprises, Inc., Class A	9,012	259,546
Nutraceutical International Corp.*	1,851	29,042
Prestige Brands Holdings, Inc.*	7,589	75,055
Revlon, Inc., Class A*	1,989	25,101
Schiff Nutrition International, Inc.	1,964	16,105
USANA Health Sciences, Inc.*	1,085	43,791

		681,983

Tobacco (0.2%)
Alliance One International, Inc.*	16,325	67,749
Star Scientific, Inc.*	18,148	38,111
Universal Corp.	4,415	176,997
Vector Group Ltd.	8,172	152,819

		435,676

Total Consumer Staples		5,647,010

Energy (3.9%)
Energy Equipment & Services (1.3%)
Allis-Chalmers Energy, Inc.*	6,508	27,138
Basic Energy Services, Inc.*	4,236	36,091
Bristow Group, Inc.*	6,564	236,829
Cal Dive International, Inc.*	17,264	94,434
CARBO Ceramics, Inc.	3,501	283,581
Complete Production Services, Inc.*	14,224	290,881
Dawson Geophysical Co.*	1,429	38,083
Dril-Quip, Inc.*	6,217	386,138
Global Geophysical Services, Inc.*	1,093	7,968
Global Industries Ltd.*	18,580	101,633
Gulf Island Fabrication, Inc.	2,654	48,303
Gulfmark Offshore, Inc., Class A*	4,253	130,652
Helix Energy Solutions Group, Inc.*	19,154	213,376
Hercules Offshore, Inc.*	20,975	55,584
Hornbeck Offshore Services, Inc.*	4,270	83,222
ION Geophysical Corp.*	23,253	119,520
Key Energy Services, Inc.*	22,948	218,235
Lufkin Industries, Inc.	5,490	241,011
Matrix Service Co.*	4,796	41,965
Natural Gas Services Group, Inc.*	2,225	32,863
Newpark Resources, Inc.*	16,324	137,122
OYO Geospace Corp.*	746	43,178
Parker Drilling Co.*	21,265	92,503
PHI, Inc.*	2,404	38,897
Pioneer Drilling Co.*	9,920	63,290
RPC, Inc.	5,088	107,662
Seahawk Drilling, Inc.*	1,823	15,423
T-3 Energy Services, Inc.*	2,397	62,681
Tesco Corp.*	5,538	66,622
TETRA Technologies, Inc.*	13,872	141,494
Union Drilling, Inc.*	2,498	11,191
Vantage Drilling Co.*	20,179	32,286
Willbros Group, Inc.*	7,271	66,675

		3,566,531

Oil, Gas & Consumable Fuels (2.6%)
Alon USA Energy, Inc.	1,597	$8,624
American Oil & Gas, Inc.*	9,267	75,063
Apco Oil and Gas International, Inc.	1,767	61,156
Approach Resources, Inc.*	2,446	27,346
ATP Oil & Gas Corp.*	8,176	111,602
Berry Petroleum Co., Class A	9,376	297,501
Bill Barrett Corp.*	8,413	302,868
BPZ Resources, Inc.*	17,681	67,718
Brigham Exploration Co.*	21,307	399,506
Callon Petroleum Co.*	5,782	28,621
CAMAC Energy, Inc.*	8,743	27,890
Carrizo Oil & Gas, Inc.*	5,707	136,626
Cheniere Energy, Inc.*	10,667	26,881
Clayton Williams Energy, Inc.*	1,103	55,801
Clean Energy Fuels Corp.*	7,322	104,046
Cloud Peak Energy, Inc.*	5,779	105,467
Contango Oil & Gas Co.*	2,157	108,195
Crosstex Energy, Inc.*	7,369	58,215
CVR Energy, Inc.*	5,484	45,243
Delek U.S. Holdings, Inc.	2,584	18,501
Delta Petroleum Corp.*	33,963	26,715
DHT Holdings, Inc.	8,715	35,993
Endeavour International Corp.*	26,705	34,449
Energy Partners Ltd.*	5,304	63,701
Energy XXI Bermuda Ltd.*	9,273	214,299
Evolution Petroleum Corp.*	2,458	14,773
FX Energy, Inc.*	8,782	36,358
Gastar Exploration Ltd.*	8,066	32,425
General Maritime Corp.	14,325	70,336
GeoResources, Inc.*	2,542	40,418
GMX Resources, Inc.*	5,668	27,546
Golar LNG Ltd.	6,649	83,245
Goodrich Petroleum Corp.*	4,497	65,521
Green Plains Renewable Energy, Inc.*	3,032	36,718
Gulfport Energy Corp.*	4,971	68,799
Hallador Energy Co.	854	9,932
Harvest Natural Resources, Inc.*	6,172	64,312
Houston American Energy Corp.	3,340	33,400
International Coal Group, Inc.*	24,006	127,712
Isramco, Inc.*	207	12,461
James River Coal Co.*	5,095	89,315
Knightsbridge Tankers Ltd.	3,155	59,630
Kodiak Oil & Gas Corp.*	21,946	74,397
L&L Energy, Inc.*	2,813	22,560
Magnum Hunter Resources Corp.*	8,881	36,767
McMoRan Exploration Co.*	15,233	262,160
Miller Petroleum, Inc.*	3,587	19,334
Nordic American Tanker Shipping Ltd.	8,497	227,380
Northern Oil and Gas, Inc.*	8,076	136,807
Oasis Petroleum, Inc.*	8,766	169,797
Overseas Shipholding Group, Inc.	4,672	160,343
Panhandle Oil and Gas, Inc., Class A	1,338	33,035
Patriot Coal Corp.*	14,301	163,174
Penn Virginia Corp.	8,346	133,870
Petroleum Development Corp.*	3,533	97,511
PetroQuest Energy, Inc.*	10,177	61,978
RAM Energy Resources, Inc.*	10,275	16,029
Rentech, Inc.*	39,428	38,876
Resolute Energy Corp.*	6,960	76,978
REX American Resources Corp.*	1,204	17,446
Rex Energy Corp.*	5,930	75,904
Rosetta Resources, Inc.*	9,652	226,726
Scorpio Tankers, Inc.*	2,517	28,417

See Notes to Portfolio of Investments.

EQ ADVISORS TRUST

AXA TACTICAL MANAGER 2000 PORTFOLIO-I

PORTFOLIO OF INVESTMENTS (Continued)

September 30, 2010 (Unaudited)

	Number of Shares	Value (Note 1)
Ship Finance International Ltd.	8,149	$158,335
Stone Energy Corp.*	7,942	116,986
Swift Energy Co.*	6,940	194,875
Syntroleum Corp.*	13,936	26,060
Teekay Tankers Ltd., Class A	4,905	63,814
TransAtlantic Petroleum Ltd.*	26,967	79,822
Uranium Energy Corp.*	11,161	36,608
USEC, Inc.*	20,856	108,243
VAALCO Energy, Inc.*	9,320	53,497
Venoco, Inc.*	3,631	71,277
W&T Offshore, Inc.	6,510	69,006
Warren Resources, Inc.*	13,088	51,959
Western Refining, Inc.*	9,277	48,612
World Fuel Services Corp.	10,831	281,714

		6,755,225

Total Energy		10,321,756

Financials (14.8%)
Capital Markets (1.5%)
American Capital Ltd.*	61,103	355,008
Apollo Investment Corp.	35,313	361,252
Artio Global Investors, Inc.	5,080	77,724
BGC Partners, Inc., Class A	10,383	61,986
BlackRock Kelso Capital Corp.	11,901	136,861
Calamos Asset Management, Inc., Class A	3,592	41,308
Capital Southwest Corp.	527	47,852
Cohen & Steers, Inc.	3,252	70,568
Cowen Group, Inc., Class A*	7,125	23,441
Diamond Hill Investment Group, Inc.	487	35,551
Duff & Phelps Corp., Class A	5,026	67,700
Epoch Holding Corp.	2,537	32,677
Evercore Partners, Inc., Class A	2,878	82,340
FBR Capital Markets Corp.*	9,729	30,549
Fifth Street Finance Corp.	9,920	110,509
Financial Engines, Inc.*	2,231	29,628
GAMCO Investors, Inc., Class A	1,291	49,742
GFI Group, Inc.	12,242	56,803
Gladstone Capital Corp.	3,818	43,029
Gladstone Investment Corp.	4,294	28,770
Gleacher & Co., Inc.*	14,454	23,271
Golub Capital BDC, Inc.	1,220	18,666
Harris & Harris Group, Inc.*	5,443	23,242
Hercules Technology Growth Capital, Inc.	6,511	65,826
HFF, Inc., Class A*	3,511	32,582
International Assets Holding Corp.* .	2,279	41,250
Investment Technology Group, Inc.*	7,993	113,660
JMP Group, Inc.	2,853	17,403
KBW, Inc.	6,506	166,554
Knight Capital Group, Inc., Class A*	17,312	214,496
LaBranche & Co., Inc.*	7,097	27,678
Ladenburg Thalmann Financial Services, Inc.*	16,867	17,204
Main Street Capital Corp.	2,238	35,562
MCG Capital Corp.	14,084	82,251
MF Global Holdings Ltd.*	19,105	137,556
MVC Capital, Inc.	4,431	57,470
NGP Capital Resources Co.	4,144	37,545
Oppenheimer Holdings, Inc., Class A	1,852	51,763
optionsXpress Holdings, Inc.*	7,802	119,839
PennantPark Investment Corp.	5,709	60,572
Penson Worldwide, Inc.*	3,487	17,330
Piper Jaffray Cos., Inc.*	3,167	92,255
Prospect Capital Corp.	12,170	118,171
Pzena Investment Management, Inc., Class A	1,780	$12,229
Rodman & Renshaw Capital Group, Inc.*	3,145	6,762
Safeguard Scientifics, Inc.*	3,794	47,539
Sanders Morris Harris Group, Inc.	3,780	21,395
Solar Capital Ltd.	1,066	22,866
Stifel Financial Corp.*	6,242	288,942
SWS Group, Inc.	5,284	37,886
TICC Capital Corp.	4,903	50,746
TradeStation Group, Inc.*	7,507	49,396
Triangle Capital Corp.	2,176	34,772
Virtus Investment Partners, Inc.*	850	25,721
Westwood Holdings Group, Inc.	1,062	35,927

		3,949,625

Commercial Banks (4.1%)
1st Source Corp.	2,806	48,712
1st United Bancorp, Inc.*	4,048	26,029
Alliance Financial Corp./New York	833	25,182
American National Bankshares, Inc.	1,104	24,222
Ameris Bancorp*	4,370	40,859
Ames National Corp.	1,521	30,329
Arrow Financial Corp.	1,760	44,148
BancFirst Corp.	1,283	51,910
Banco Latinoamericano de Comercio Exterior S.A., Class E	4,924	71,152
Bancorp Rhode Island, Inc.	635	17,736
Bancorp, Inc./Delaware*	4,128	27,616
Bank of Marin Bancorp/California	974	31,402
Bank of the Ozarks, Inc.	2,412	89,461
Boston Private Financial Holdings, Inc.	12,801	83,719
Bridge Bancorp, Inc.	1,072	26,789
Bryn Mawr Bank Corp.	1,757	30,256
Camden National Corp.	1,396	48,371
Capital City Bank Group, Inc.	2,319	28,153
Cardinal Financial Corp.	5,256	50,510
Cathay General Bancorp	14,393	171,133
Center Financial Corp.*	6,677	33,986
Centerstate Banks, Inc.	4,031	34,586
Century Bancorp, Inc./Massachusetts, Class A	690	16,484
Chemical Financial Corp.	4,438	91,600
Citizens & Northern Corp.	2,026	26,338
Citizens Republic Bancorp, Inc.*	72,134	65,000
City Holding Co.	2,874	88,146
CNB Financial Corp./Pennsylvania	1,410	19,387
CoBiz Financial, Inc.	6,164	34,272
Columbia Banking System, Inc.	7,199	141,460
Community Bank System, Inc.	6,061	139,464
Community Trust Bancorp, Inc.	2,477	67,102
CVB Financial Corp.	16,469	123,682
Danvers Bancorp, Inc.	3,416	52,367
Eagle Bancorp, Inc.*	2,990	34,325
Encore Bancshares, Inc.*	1,438	10,339
Enterprise Financial Services Corp.	2,754	25,612
F.N.B. Corp./Pennsylvania	20,863	178,587
Financial Institutions, Inc.	2,032	35,885
First Bancorp, Inc./Maine	1,559	21,561
First Bancorp/North Carolina	2,749	37,441
First Bancorp/Puerto Rico*	17,783	4,979
First Busey Corp.	9,582	43,598
First Commonwealth Financial Corp.	15,818	86,208
First Community Bancshares, Inc./Virginia	2,919	37,655

See Notes to Portfolio of Investments.

EQ ADVISORS TRUST

AXA TACTICAL MANAGER 2000 PORTFOLIO-I

PORTFOLIO OF INVESTMENTS (Continued)

September 30, 2010 (Unaudited)

	Number of Shares	Value (Note 1)
First Financial Bancorp	10,323	$172,188
First Financial Bankshares, Inc.	3,809	178,985
First Financial Corp./Indiana	2,019	59,560
First Interstate Bancsystem, Inc.	2,318	31,200
First Merchants Corp.	4,650	35,479
First Midwest Bancorp, Inc./Illinois	13,571	156,474
First of Long Island Corp.	1,145	28,602
First South Bancorp, Inc./North Carolina	1,348	13,372
FirstMerit Corp.	19,383	355,097
German American Bancorp, Inc.	2,080	35,693
Glacier Bancorp, Inc.	13,160	192,136
Great Southern Bancorp, Inc.	1,850	40,274
Green Bankshares, Inc.*	1,975	13,410
Hancock Holding Co.	5,345	160,724
Hanmi Financial Corp.*	18,827	24,099
Heartland Financial USA, Inc.	2,402	36,967
Heritage Financial Corp./Washington*	1,972	27,608
Home Bancorp, Inc.*	1,425	19,066
Home Bancshares, Inc./Arkansas	3,986	80,995
Hudson Valley Holding Corp.	2,169	42,339
IBERIABANK Corp.	4,884	244,102
Independent Bank Corp./Massachusetts	3,877	87,310
International Bancshares Corp.	9,291	156,925
Investors Bancorp, Inc.*	8,800	104,192
Lakeland Bancorp, Inc.	3,797	32,009
Lakeland Financial Corp.	2,927	54,618
MainSource Financial Group, Inc.	3,426	26,175
MB Financial, Inc.	9,729	157,804
Merchants Bancshares, Inc.	932	23,244
Metro Bancorp, Inc.*	2,617	27,191
Midsouth Bancorp, Inc.	1,411	19,966
MidWestOne Financial Group, Inc.	1,270	18,618
Nara Bancorp, Inc.*	6,963	49,159
National Bankshares, Inc./Virginia	1,257	32,431
National Penn Bancshares, Inc.	23,074	144,212
NBT Bancorp, Inc.	6,295	138,931
Northfield Bancorp, Inc./New Jersey	3,356	36,312
Old National Bancorp/Indiana	16,006	168,063
OmniAmerican Bancorp, Inc.*	2,054	23,149
Oriental Financial Group, Inc.	8,372	111,348
Orrstown Financial Services, Inc.	1,309	30,316
Pacific Continental Corp.	3,393	30,707
PacWest Bancorp	5,668	108,032
Park National Corp.	2,264	144,987
Peapack-Gladstone Financial Corp.	1,598	18,824
Penns Woods Bancorp, Inc.	634	20,954
Peoples Bancorp, Inc./Ohio	2,086	25,804
Pinnacle Financial Partners, Inc.*	6,040	55,508
Porter Bancorp, Inc.	290	2,912
PrivateBancorp, Inc.	9,543	108,695
Prosperity Bancshares, Inc.	8,529	276,937
Renasant Corp.	3,802	57,828
Republic Bancorp, Inc./Kentucky, Class A	1,815	38,351
S&T Bancorp, Inc.	4,536	79,017
Sandy Spring Bancorp, Inc.	4,410	68,355
SCBT Financial Corp.	2,349	73,265
Sierra Bancorp	1,757	21,699
Signature Bank/New York*	7,471	290,174
Simmons First National Corp., Class A	3,131	88,513
Southside Bancshares, Inc.	2,853	53,893
Southwest Bancorp, Inc./Oklahoma	3,601	46,705
State Bancorp, Inc./New York	3,218	28,898
StellarOne Corp.	4,193	$53,335
Sterling Bancorp/New York	4,925	42,798
Sterling Bancshares, Inc./Texas	16,854	90,506
Suffolk Bancorp	1,771	44,842
Susquehanna Bancshares, Inc.	23,750	200,450
SVB Financial Group*	7,632	322,986
SY Bancorp, Inc.	2,155	53,487
Taylor Capital Group, Inc.*	1,655	18,983
Texas Capital Bancshares, Inc.*	6,684	115,433
Tompkins Financial Corp.	1,438	57,031
Tower Bancorp, Inc.	964	19,540
TowneBank/Virginia	4,308	64,448
Trico Bancshares	2,561	39,363
Trustmark Corp.	11,429	248,466
UMB Financial Corp.	5,676	201,555
Umpqua Holdings Corp.	20,956	237,641
Union First Market Bankshares Corp.	3,303	43,137
United Bankshares, Inc.	6,891	171,517
United Community Banks, Inc./Georgia*	17,262	38,667
Univest Corp. of Pennsylvania	3,040	53,078
Virginia Commerce Bancorp, Inc.*	3,661	17,792
Washington Banking Co.	2,869	39,764
Washington Trust Bancorp, Inc.	2,549	48,737
Webster Financial Corp.	11,950	209,842
WesBanco, Inc.	4,200	68,628
West Bancorp, Inc.*	2,799	17,634
West Coast Bancorp/Oregon*	12,172	27,752
Westamerica Bancorp	5,380	293,156
Western Alliance Bancorp*	10,776	72,199
Whitney Holding Corp./Louisiana	17,647	144,176
Wilshire Bancorp, Inc.	3,686	24,106
Wintrust Financial Corp.	5,709	185,029

		10,714,232

Consumer Finance (0.4%)
Advance America Cash Advance Centers, Inc.	10,502	42,323
Cardtronics, Inc.*	4,943	76,270
Cash America International, Inc.	5,398	188,930
CompuCredit Holdings Corp.	2,785	13,424
Credit Acceptance Corp.*	808	48,932
Dollar Financial Corp.*	4,439	92,642
EZCORP, Inc., Class A*	8,441	169,158
First Cash Financial Services, Inc.*	5,508	152,847
First Marblehead Corp.*	10,552	24,692
Nelnet, Inc., Class A	4,832	110,556
Student Loan Corp.	602	17,879
World Acceptance Corp.*	3,006	132,745

		1,070,398

Diversified Financial Services (0.4%)
Asset Acceptance Capital Corp.*	2,791	14,988
Asta Funding, Inc.	1,902	14,512
Compass Diversified Holdings	5,965	96,394
Encore Capital Group, Inc.*	2,561	46,149
Life Partners Holdings, Inc.	1,223	23,274
MarketAxess Holdings, Inc.	5,078	86,225
Marlin Business Services Corp.*	1,674	20,088
Medallion Financial Corp.	2,475	19,280
NewStar Financial, Inc.*	5,077	37,621
PHH Corp.*	10,136	213,464
PICO Holdings, Inc.*	4,129	123,292
Portfolio Recovery Associates, Inc.*	3,097	200,221
Primus Guaranty Ltd.*	3,084	14,063

		909,571

See Notes to Portfolio of Investments.

EQ ADVISORS TRUST

AXA TACTICAL MANAGER 2000 PORTFOLIO-I

PORTFOLIO OF INVESTMENTS (Continued)

September 30, 2010 (Unaudited)

	Number of Shares	Value (Note 1)
Insurance (2.0%)
Alterra Capital Holdings Ltd.	17,241	$343,441
Ambac Financial Group, Inc.*	9,139	5,072
American Equity Investment Life Holding Co.	10,773	110,315
American Physicians Capital, Inc.	1,531	63,475
American Physicians Service Group, Inc.	1,325	42,864
American Safety Insurance Holdings Ltd.*	2,007	32,794
AMERISAFE, Inc.*	3,435	64,509
Amtrust Financial Services, Inc.	4,266	61,942
Argo Group International Holdings Ltd.	5,733	199,164
Baldwin & Lyons, Inc., Class B	1,583	40,287
Citizens, Inc./Texas*	6,675	45,991
CNA Surety Corp.*	3,376	60,498
CNO Financial Group, Inc.*	39,613	219,456
Crawford & Co., Class B*	4,571	11,107
Delphi Financial Group, Inc., Class A	8,728	218,113
Donegal Group, Inc., Class A	2,028	26,506
eHealth, Inc.*	4,306	55,633
EMC Insurance Group, Inc.	1,006	21,448
Employers Holdings, Inc.	1,423	22,441
Enstar Group, Ltd.*	1,281	93,001
FBL Financial Group, Inc., Class A	2,494	64,794
First American Financial Corp.	19,098	285,324
First Mercury Financial Corp.	2,745	27,670
Flagstone Reinsurance Holdings S.A.	9,695	102,864
FPIC Insurance Group, Inc.*	1,862	65,338
Global Indemnity plc*	2,613	41,939
Greenlight Capital Reinsurance Ltd., Class A*	5,238	131,055
Hallmark Financial Services*	2,228	19,473
Harleysville Group, Inc.	2,233	73,220
Hilltop Holdings, Inc.*	7,532	72,157
Horace Mann Educators Corp.	7,319	130,132
Infinity Property & Casualty Corp.	2,518	122,803
Kansas City Life Insurance Co.	834	26,012
Maiden Holdings Ltd.	9,392	71,473
Meadowbrook Insurance Group, Inc.	10,208	91,566
Montpelier Reinsurance Holdings Ltd.	13,289	230,165
National Financial Partners Corp.*	7,850	99,459
National Interstate Corp.	1,423	30,979
National Western Life Insurance Co., Class A	394	55,428
Navigators Group, Inc.*	2,278	101,667
NYMAGIC, Inc.	913	23,437
Phoenix Cos., Inc.*	21,290	44,709
Platinum Underwriters Holdings Ltd.	7,482	325,617
PMA Capital Corp., Class A*	6,135	46,258
Presidential Life Corp.	3,808	37,318
Primerica, Inc.	4,409	89,679
ProAssurance Corp.*	5,930	341,509
RLI Corp.	3,466	196,245
Safety Insurance Group, Inc.	2,404	101,016
SeaBright Holdings, Inc.	4,170	33,610
Selective Insurance Group, Inc.	9,949	162,069
State Auto Financial Corp.	2,833	43,090
Stewart Information Services Corp.	3,431	38,839
Tower Group, Inc.	7,528	175,779
United Fire & Casualty Co.	4,275	90,673
Universal Insurance Holdings, Inc.	3,308	14,853

		5,346,276

Real Estate Investment Trusts (REITs) (5.2%)
Acadia Realty Trust (REIT)	7,661	$145,559
Agree Realty Corp. (REIT)	1,791	45,223
Alexander’s, Inc. (REIT)	395	124,733
American Campus Communities, Inc. (REIT)	11,892	361,992
American Capital Agency Corp. (REIT)	5,944	157,932
Anworth Mortgage Asset Corp. (REIT)	22,507	160,475
Apollo Commercial Real Estate Finance, Inc. (REIT)	2,165	34,792
Ashford Hospitality Trust, Inc. (REIT)*	7,554	68,364
Associated Estates Realty Corp. (REIT)	5,700	79,686
BioMed Realty Trust, Inc. (REIT)	20,574	368,686
CapLease, Inc. (REIT)	10,845	60,624
Capstead Mortgage Corp. (REIT)	13,113	142,538
CBL & Associates Properties, Inc. (REIT)	24,848	324,515
Cedar Shopping Centers, Inc. (REIT)	10,406	63,268
Chatham Lodging Trust (REIT)*	1,887	35,117
Chesapeake Lodging Trust (REIT)	1,397	22,855
Cogdell Spencer, Inc. (REIT)	8,211	51,894
Colonial Properties Trust (REIT)	13,050	211,279
Colony Financial, Inc. (REIT)	2,883	53,278
Cousins Properties, Inc. (REIT)	16,844	120,266
CreXus Investment Corp. (REIT)	2,750	33,083
Cypress Sharpridge Investments, Inc. (REIT)	4,542	60,636
DCT Industrial Trust, Inc. (REIT)	39,523	189,315
DiamondRock Hospitality Co. (REIT)*	28,020	265,910
DuPont Fabros Technology, Inc. (REIT)	7,583	190,712
Dynex Capital, Inc. (REIT)	2,574	27,748
EastGroup Properties, Inc. (REIT)	5,128	191,685
Education Realty Trust, Inc. (REIT)	10,865	77,685
Entertainment Properties Trust (REIT)	8,567	369,923
Equity Lifestyle Properties, Inc. (REIT)	4,978	271,201
Equity One, Inc. (REIT)	7,015	118,413
Excel Trust, Inc. (REIT)	3,057	34,452
Extra Space Storage, Inc. (REIT)	16,296	261,388
FelCor Lodging Trust, Inc. (REIT)*	17,670	81,282
First Industrial Realty Trust, Inc. (REIT)*	11,927	60,470
First Potomac Realty Trust (REIT)	7,079	106,185
Franklin Street Properties Corp. (REIT)	13,025	161,771
Getty Realty Corp. (REIT)	4,034	108,232
Gladstone Commercial Corp. (REIT)	1,671	28,674
Glimcher Realty Trust (REIT)	12,876	79,187
Government Properties Income Trust (REIT)	4,123	110,084
Hatteras Financial Corp. (REIT)	6,849	194,991
Healthcare Realty Trust, Inc. (REIT)	11,743	274,669
Hersha Hospitality Trust (REIT)	20,611	106,765
Highwoods Properties, Inc. (REIT)	13,058	423,993
Home Properties, Inc. (REIT)	7,162	378,870
Inland Real Estate Corp. (REIT)	14,221	118,177
Invesco Mortgage Capital, Inc. (REIT)	5,039	108,439
Investors Real Estate Trust (REIT)	14,239	119,323

See Notes to Portfolio of Investments.

EQ ADVISORS TRUST

AXA TACTICAL MANAGER 2000 PORTFOLIO-I

PORTFOLIO OF INVESTMENTS (Continued)

September 30, 2010 (Unaudited)

	Number of Shares	Value (Note 1)
iStar Financial, Inc. (REIT)*	17,303	$52,947
Kilroy Realty Corp. (REIT)	10,128	335,642
Kite Realty Group Trust (REIT)	10,393	46,145
LaSalle Hotel Properties (REIT)	12,638	295,603
Lexington Realty Trust (REIT)	18,076	129,424
LTC Properties, Inc. (REIT)	4,628	118,107
Medical Properties Trust, Inc. (REIT)	20,633	209,219
MFA Financial, Inc. (REIT)	51,896	395,966
Mid-America Apartment Communities, Inc. (REIT)	5,976	348,281
Mission West Properties, Inc. (REIT)	3,366	22,821
Monmouth Real Estate Investment Corp. (REIT), Class A	5,270	41,211
MPG Office Trust, Inc. (REIT)*	9,271	23,178
National Health Investors, Inc. (REIT)	4,691	206,685
National Retail Properties, Inc. (REIT)	15,521	389,732
Newcastle Investment Corp. (REIT)*	12,037	37,315
NorthStar Realty Finance Corp. (REIT)	13,926	52,083
Omega Healthcare Investors, Inc. (REIT)	17,313	388,677
One Liberty Properties, Inc. (REIT)	1,599	25,440
Parkway Properties, Inc./Maryland (REIT)	4,089	60,517
Pebblebrook Hotel Trust (REIT)*	6,233	112,256
Pennsylvania Real Estate Investment Trust (REIT)	10,291	122,051
Pennymac Mortgage Investment Trust (REIT)	3,208	57,391
Post Properties, Inc. (REIT)	9,081	253,542
Potlatch Corp. (REIT)	7,556	256,904
PS Business Parks, Inc. (REIT)	3,556	201,163
RAIT Financial Trust (REIT)*	14,937	24,646
Ramco-Gershenson Properties Trust (REIT)	7,208	77,198
Redwood Trust, Inc. (REIT)	14,668	212,099
Resource Capital Corp. (REIT)	8,337	52,940
Retail Opportunity Investments Corp. (REIT)	7,614	72,866
Saul Centers, Inc. (REIT)	1,288	54,032
Sovran Self Storage, Inc. (REIT)	5,241	198,634
Strategic Hotels & Resorts, Inc. (REIT)*	25,955	110,049
Sun Communities, Inc. (REIT)	3,557	109,200
Sunstone Hotel Investors, Inc. (REIT)*	18,299	165,972
Tanger Factory Outlet Centers (REIT)	7,583	357,463
Terreno Realty Corp. (REIT)*	1,779	32,413
Two Harbors Investment Corp. (REIT)	5,170	46,633
UMH Properties, Inc. (REIT)	2,051	22,028
Universal Health Realty Income Trust (REIT)	2,212	76,115
Urstadt Biddle Properties, Inc. (REIT), Class A	4,069	73,568
U-Store-It Trust (REIT)	17,003	141,975
Walter Investment Management Corp. (REIT)	4,794	83,847
Washington Real Estate Investment Trust (REIT)	11,353	360,231
Winthrop Realty Trust (REIT)	3,515	43,445

		13,683,993

Real Estate Management & Development (0.1%)
Avatar Holdings, Inc.*	1,589	$30,318
Consolidated-Tomoka Land Co.	1,054	30,050
Forestar Group, Inc.*	6,663	113,604
Kennedy-Wilson Holdings, Inc.*	3,861	40,927
Tejon Ranch Co.*	2,376	51,488
Thomas Properties Group, Inc.*	6,499	23,201

		289,588

Thrifts & Mortgage Finance (1.1%)
Abington Bancorp, Inc.	3,996	42,118
Astoria Financial Corp.	15,849	216,022
Bank Mutual Corp.	8,249	42,812
BankFinancial Corp.	3,312	30,371
Beneficial Mutual Bancorp, Inc.*	6,309	56,592
Berkshire Hills Bancorp, Inc.	2,552	48,386
BofI Holding, Inc.*	1,364	16,191
Brookline Bancorp, Inc.	10,847	108,253
Clifton Savings Bancorp, Inc.	1,608	13,829
Dime Community Bancshares, Inc.	4,858	67,283
Doral Financial Corp.*	4,215	6,997
ESB Financial Corp.	1,759	24,485
ESSA Bancorp, Inc.	2,361	27,954
Farmer Mac, Class C	1,737	18,794
First Financial Holdings, Inc.	3,034	33,799
Flagstar Bancorp, Inc.*	9,257	16,848
Flushing Financial Corp.	5,688	65,753
Fox Chase Bancorp, Inc.*	1,110	10,501
Home Federal Bancorp, Inc./Idaho	3,008	36,607
Kearny Financial Corp.	2,943	25,987
K-Fed Bancorp	421	3,322
Meridian Interstate Bancorp, Inc.*	1,459	15,378
MGIC Investment Corp.*	36,744	339,147
NASB Financial, Inc.	710	11,751
NewAlliance Bancshares, Inc.	19,444	245,383
Northwest Bancshares, Inc.	20,303	227,191
OceanFirst Financial Corp.	2,690	33,006
Ocwen Financial Corp.*	13,600	137,904
Oritani Financial Corp.	10,184	101,636
PMI Group, Inc.*	26,347	96,693
Provident Financial Services, Inc.	10,967	135,552
Provident New York BanCorp	7,113	59,678
Radian Group, Inc.	24,389	190,722
Rockville Financial, Inc.	1,323	15,201
Roma Financial Corp.	1,344	14,152
Territorial Bancorp, Inc.	2,231	37,548
TrustCo Bank Corp. NY	14,069	78,224
United Financial Bancorp, Inc.	2,955	39,922
ViewPoint Financial Group	2,860	26,455
Waterstone Financial, Inc.*	1,485	5,925
Westfield Financial, Inc.	5,436	42,401
WSFS Financial Corp.	964	36,160

		2,802,933

Total Financials		38,766,616

Health Care (9.2%)
Biotechnology (2.4%)
Acorda Therapeutics, Inc.*	7,061	233,154
Affymax, Inc.*	3,759	22,366
Alkermes, Inc.*	17,318	253,709
Allos Therapeutics, Inc.*	14,279	67,397
Alnylam Pharmaceuticals, Inc.*	6,601	81,060
AMAG Pharmaceuticals, Inc.*	3,836	66,018
Anthera Pharmaceuticals, Inc.*	1,585	6,641
Arena Pharmaceuticals, Inc.*	18,459	28,981
ARIAD Pharmaceuticals, Inc.*	20,220	77,240

See Notes to Portfolio of Investments.

EQ ADVISORS TRUST

AXA TACTICAL MANAGER 2000 PORTFOLIO-I

PORTFOLIO OF INVESTMENTS (Continued)

September 30, 2010 (Unaudited)

	Number of Shares	Value (Note 1)
ArQule, Inc.*	7,613	$39,207
Array BioPharma, Inc.*	9,773	31,567
AspenBio Pharma, Inc.*	8,316	4,241
AVEO Pharmaceuticals, Inc.*	1,360	15,150
AVI BioPharma, Inc.*	20,192	37,153
BioCryst Pharmaceuticals, Inc.*	4,898	24,196
BioSante Pharmaceuticals, Inc.*	11,444	19,226
Biospecifics Technologies Corp.*	668	17,983
Biotime, Inc.*	4,003	19,014
Celera Corp.*	14,890	100,359
Celldex Therapeutics, Inc.*	5,800	23,200
Cepheid, Inc.*	10,858	203,153
Chelsea Therapeutics International Ltd.*	4,934	25,262
Clinical Data, Inc.*	1,739	29,337
Codexis, Inc.*	938	9,005
Cubist Pharmaceuticals, Inc.*	10,614	248,261
Curis, Inc.*	14,052	19,251
Cytokinetics, Inc.*	7,769	20,510
Cytori Therapeutics, Inc.*	7,891	38,587
CytRx Corp.*	23,480	17,608
Dyax Corp.*	17,835	42,269
Dynavax Technologies Corp.*	12,016	21,989
Emergent Biosolutions, Inc.*	3,399	58,667
Enzon Pharmaceuticals, Inc.*	9,019	101,464
Exact Sciences Corp.*	6,523	47,226
Exelixis, Inc.*	19,866	77,875
Genomic Health, Inc.*	2,524	33,721
Geron Corp.*	17,896	98,965
Halozyme Therapeutics, Inc.*	13,084	100,878
Idenix Pharmaceuticals, Inc.*	6,546	20,293
Immunogen, Inc.*	12,378	77,610
Immunomedics, Inc.*	12,002	38,646
Incyte Corp.*	16,055	256,719
Infinity Pharmaceuticals, Inc.*	2,426	13,367
Inhibitex, Inc.*	9,759	17,566
Inovio Pharmaceuticals, Inc.*	16,971	21,214
InterMune, Inc.*	8,324	113,373
Ironwood Pharmaceuticals, Inc.*	3,515	35,783
Isis Pharmaceuticals, Inc.*	17,176	144,278
Keryx Biopharmaceuticals, Inc.*	9,411	45,267
Lexicon Pharmaceuticals, Inc.*	35,924	57,478
Ligand Pharmaceuticals, Inc., Class B*	21,151	33,419
MannKind Corp.*	11,251	76,057
Martek Biosciences Corp.*	6,076	137,500
Maxygen, Inc.*	5,794	33,547
Medivation, Inc.*	6,201	80,613
Metabolix, Inc.*	4,887	61,478
Micromet, Inc.*	14,749	99,113
Momenta Pharmaceuticals, Inc.*	7,333	110,362
Nabi Biopharmaceuticals*	8,125	39,000
Nanosphere, Inc.*	3,146	15,824
Neuralstem, Inc.*	7,927	19,976
Neurocrine Biosciences, Inc.*	9,013	54,619
NeurogesX, Inc.*	1,825	12,611
Novavax, Inc.*	16,090	35,237
NPS Pharmaceuticals, Inc.*	10,767	73,646
Nymox Pharmaceutical Corp.*	3,937	14,055
Omeros Corp.*	3,691	26,907
Onyx Pharmaceuticals, Inc.*	11,417	301,180
Opko Health, Inc.*	16,066	35,988
Orexigen Therapeutics, Inc.*	6,034	35,782
Osiris Therapeutics, Inc.*	3,403	24,774
PDL BioPharma, Inc.	22,018	115,815
Peregrine Pharmaceuticals, Inc.*	9,478	13,743
Pharmacyclics, Inc.*	6,963	$56,122
Pharmasset, Inc.*	5,338	157,471
Progenics Pharmaceuticals, Inc.*	5,387	27,204
Rigel Pharmaceuticals, Inc.*	9,487	79,786
Sangamo BioSciences, Inc.*	8,218	28,188
Savient Pharmaceuticals, Inc.*	12,337	282,147
Sciclone Pharmaceuticals, Inc.*	6,450	17,028
Seattle Genetics, Inc.*	15,221	236,382
SIGA Technologies, Inc.*	5,802	49,085
Spectrum Pharmaceuticals, Inc.*	9,325	38,885
StemCells, Inc.*	21,875	18,156
Synta Pharmaceuticals Corp.*	3,892	15,529
Targacept, Inc.*	4,346	97,090
Theravance, Inc.*	11,407	229,281
Transcept Pharmaceuticals, Inc.*	1,075	7,493
Vanda Pharmaceuticals, Inc.*	5,091	34,008
Vical, Inc.*	10,807	24,100
Zalicus, Inc.*	12,010	15,613
ZIOPHARM Oncology, Inc.*	8,909	33,409
ZymoGenetics, Inc.*	9,674	94,321

		6,196,028

Health Care Equipment & Supplies (2.4%)
Abaxis, Inc.*	4,023	92,931
ABIOMED, Inc.*	5,691	60,382
Accuray, Inc.*	9,336	58,070
AGA Medical Holdings, Inc.*	2,486	34,705
Align Technology, Inc.*	10,836	212,169
Alimera Sciences, Inc.*	1,016	9,723
Alphatec Holdings, Inc.*	9,285	19,777
American Medical Systems Holdings, Inc.*	13,767	269,558
Analogic Corp.	2,361	105,962
AngioDynamics, Inc.*	4,458	67,940
Antares Pharma, Inc.*	13,322	19,317
ArthroCare Corp.*	4,923	133,807
Atrion Corp.	283	44,575
Cantel Medical Corp.	2,341	37,924
Cerus Corp.*	7,504	28,815
Conceptus, Inc.*	5,632	77,440
CONMED Corp.*	5,305	118,885
CryoLife, Inc.*	5,324	32,317
Cutera, Inc.*	2,743	22,218
Cyberonics, Inc.*	5,087	135,721
Cynosure, Inc., Class A*	1,825	18,633
Delcath Systems, Inc.*	6,845	49,421
DexCom, Inc.*	10,494	138,731
DynaVox, Inc., Class A*	1,870	15,184
Endologix, Inc.*	8,906	40,611
Exactech, Inc.*	1,367	22,309
Greatbatch, Inc.*	4,222	97,908
Haemonetics Corp.*	4,574	267,716
Hansen Medical, Inc.*	8,001	11,441
HeartWare International, Inc.*	1,700	116,892
ICU Medical, Inc.*	2,117	78,943
Immucor, Inc.*	12,746	252,753
Insulet Corp.*	6,919	97,835
Integra LifeSciences Holdings Corp.*	3,826	150,974
Invacare Corp.	5,309	140,742
IRIS International, Inc.*	3,240	31,104
Kensey Nash Corp.*	1,476	42,642
MAKO Surgical Corp.*	4,606	44,125
Masimo Corp.	9,471	258,653
Medical Action Industries, Inc.*	2,609	23,611
MELA Sciences, Inc.*	4,362	28,440
Meridian Bioscience, Inc.	7,403	161,978

See Notes to Portfolio of Investments.

EQ ADVISORS TRUST

AXA TACTICAL MANAGER 2000 PORTFOLIO-I

PORTFOLIO OF INVESTMENTS (Continued)

September 30, 2010 (Unaudited)

	Number of Shares	Value (Note 1)
Merit Medical Systems, Inc.*	5,139	$81,659
Natus Medical, Inc.*	5,179	75,458
Neogen Corp.*	4,080	138,108
NuVasive, Inc.*	7,144	251,040
NxStage Medical, Inc.*	4,528	86,485
OraSure Technologies, Inc.*	8,408	34,052
Orthofix International N.V.*	3,205	100,701
Orthovita, Inc.*	13,458	30,550
Palomar Medical Technologies, Inc.*	3,390	35,019
Quidel Corp.*	3,950	43,410
Rochester Medical Corp.*	1,950	21,275
RTI Biologics, Inc.*	10,424	27,415
Sirona Dental Systems, Inc.*	6,113	220,313
Solta Medical, Inc.*	10,850	21,700
SonoSite, Inc.*	2,647	88,701
Spectranetics Corp.*	5,993	32,482
STAAR Surgical Co.*	6,381	34,521
Stereotaxis, Inc.*	4,646	19,234
STERIS Corp.	10,767	357,680
SurModics, Inc.*	3,161	37,679
Symmetry Medical, Inc.*	6,564	63,277
Syneron Medical Ltd.*	6,480	64,282
Synovis Life Technologies, Inc.*	2,181	32,606
TomoTherapy, Inc.*	8,035	28,283
Unilife Corp.*	8,866	53,462
Vascular Solutions, Inc.*	3,039	34,888
Volcano Corp.*	9,167	238,159
West Pharmaceutical Services, Inc.	6,075	208,433
Wright Medical Group, Inc.*	7,068	101,850
Young Innovations, Inc.	1,135	32,472
Zoll Medical Corp.*	3,910	126,176

		6,394,252

Health Care Providers & Services (2.4%)
Air Methods Corp.*	2,036	84,657
Alliance HealthCare Services, Inc.*	4,556	20,866
Allied Healthcare International, Inc.*	8,316	20,790
Almost Family, Inc.*	1,552	45,986
Amedisys, Inc.*	5,222	124,284
America Service Group, Inc.	1,820	27,082
American Dental Partners, Inc.*	2,856	34,443
AMERIGROUP Corp.*	9,451	401,384
AMN Healthcare Services, Inc.*	5,973	30,701
Amsurg Corp.*	5,633	98,465
Assisted Living Concepts, Inc., Class A*	1,800	54,792
Bio-Reference Labs, Inc.*	4,367	91,096
BioScrip, Inc.*	7,183	37,064
Capital Senior Living Corp.*	5,448	29,038
CardioNet, Inc.*	3,880	17,499
Catalyst Health Solutions, Inc.*	6,932	244,076
Centene Corp.*	8,962	211,414
Chemed Corp.	4,185	238,419
Chindex International, Inc.*	2,589	39,120
Clarient, Inc.*	10,420	35,220
Continucare Corp.*	5,394	22,655
Corvel Corp.*	1,314	55,779
Cross Country Healthcare, Inc.*	5,657	40,674
Emeritus Corp.*	3,647	62,218
Ensign Group, Inc.	2,619	47,011
Five Star Quality Care, Inc.*	6,598	33,320
Genoptix, Inc.*	3,216	45,667
Gentiva Health Services, Inc.*	5,166	112,877
Hanger Orthopedic Group, Inc.*	4,752	69,094
Health Grades, Inc.*	4,729	38,730
HealthSouth Corp.*	17,091	328,147
Healthspring, Inc.*	10,581	$273,413
Healthways, Inc.*	6,231	72,529
HMS Holdings Corp.*	4,954	291,989
IPC The Hospitalist Co., Inc.*	2,968	81,086
Kindred Healthcare, Inc.*	7,206	93,822
Landauer, Inc.	1,706	106,847
LCA-Vision, Inc.*	3,363	18,732
LHC Group, Inc.*	2,848	66,045
Magellan Health Services, Inc.*	5,978	282,401
MedCath Corp.*	3,444	34,681
Metropolitan Health Networks, Inc.*	6,852	26,038
Molina Healthcare, Inc.*	2,393	64,587
MWI Veterinary Supply, Inc.*	2,220	128,138
National Healthcare Corp.	1,602	59,386
National Research Corp.	394	10,275
Owens & Minor, Inc.	11,512	327,632
PDI, Inc.*	1,765	15,426
PharMerica Corp.*	5,578	53,158
Prospect Medical Holdings, Inc.*	1,328	11,288
Providence Service Corp.*	2,532	41,499
PSS World Medical, Inc.*	10,426	222,908
Psychiatric Solutions, Inc.*	10,441	350,296
RehabCare Group, Inc.*	4,541	91,819
Res-Care, Inc.*	4,593	60,949
Rural/Metro Corp.*	3,589	30,542
Select Medical Holdings Corp.*	9,208	70,902
Skilled Healthcare Group, Inc., Class A*	3,094	12,159
Sun Healthcare Group, Inc.*	13,619	115,353
Sunrise Senior Living, Inc.*	9,446	32,400
Team Health Holdings, Inc.*	2,828	36,509
Triple-S Management Corp., Class B*	3,682	62,042
U.S. Physical Therapy, Inc.*	1,740	29,093
Universal American Corp.	5,491	80,992
WellCare Health Plans, Inc.*	7,745	224,295

		6,221,799

Health Care Technology (0.3%)
athenahealth, Inc.*	6,055	199,936
Computer Programs & Systems, Inc.	1,793	76,328
MedAssets, Inc.*	7,857	165,311
Medidata Solutions, Inc.*	3,422	65,703
MedQuist, Inc.*	2,057	18,019
Merge Healthcare, Inc.*	9,560	27,724
Omnicell, Inc.*	5,905	77,237
Quality Systems, Inc.	3,451	228,836
Transcend Services, Inc.*	1,591	24,263
Vital Images, Inc.*	2,626	34,742

		918,099

Life Sciences Tools & Services (0.5%)
Accelrys, Inc.*	10,028	69,795
Affymetrix, Inc.*	12,942	59,015
Albany Molecular Research, Inc.*	4,140	26,413
Bruker Corp.*	13,271	186,192
Caliper Life Sciences, Inc.*	8,645	34,494
Cambrex Corp.*	6,242	26,528
Dionex Corp.*	3,211	277,559
Enzo Biochem, Inc.*	5,542	21,060
eResearchTechnology, Inc.*	8,956	66,991
Kendle International, Inc.*	2,720	25,350
Luminex Corp.*	6,787	108,592
PAREXEL International Corp.*	10,671	246,820
Pure Bioscience*	7,538	17,413
Sequenom, Inc.*	11,380	79,774

		1,245,996

See Notes to Portfolio of Investments.

EQ ADVISORS TRUST

AXA TACTICAL MANAGER 2000 PORTFOLIO-I

PORTFOLIO OF INVESTMENTS (Continued)

September 30, 2010 (Unaudited)

	Number of Shares	Value (Note 1)
Pharmaceuticals (1.2%)
Acura Pharmaceuticals, Inc.*	2,390	$5,951
Akorn, Inc.*	10,476	42,323
Alexza Pharmaceuticals, Inc.*	6,999	22,187
Aoxing Pharmaceutical Co., Inc.*	4,912	15,031
Ardea Biosciences, Inc.*	2,486	57,178
Auxilium Pharmaceuticals, Inc.*	7,603	188,402
AVANIR Pharmaceuticals, Inc., Class A*	13,215	42,156
Biodel, Inc.*	3,306	17,522
BioMimetic Therapeutics, Inc.*	2,768	31,555
BMP Sunstone Corp.*	4,768	36,237
Cadence Pharmaceuticals, Inc.*	4,594	38,360
Caraco Pharmaceutical Laboratories Ltd.*	2,010	10,814
Corcept Therapeutics, Inc.*	5,349	20,808
Cornerstone Therapeutics, Inc.*	1,575	11,119
Cumberland Pharmaceuticals, Inc.*	2,215	12,869
Cypress Bioscience, Inc.*	7,605	29,279
Depomed, Inc.*	10,250	45,920
Durect Corp.*	15,810	40,157
Eurand N.V.*	3,482	34,263
Hi-Tech Pharmacal Co., Inc.*	1,867	37,788
Impax Laboratories, Inc.*	11,430	226,314
Inspire Pharmaceuticals, Inc.*	10,809	64,314
Jazz Pharmaceuticals, Inc.*	2,810	30,151
Lannett Co., Inc.*	2,202	10,085
MAP Pharmaceuticals, Inc.*	2,596	39,719
Medicines Co.*	9,682	137,484
Medicis Pharmaceutical Corp., Class A	11,030	327,040
Nektar Therapeutics*	17,166	253,542
Neostem, Inc.*	4,089	8,301
Obagi Medical Products, Inc.*	3,096	32,508
Optimer Pharmaceuticals, Inc.*	6,041	55,396
Pain Therapeutics, Inc.*	6,368	39,354
Par Pharmaceutical Cos., Inc.*	6,395	185,967
Pozen, Inc.*	4,858	34,395
Questcor Pharmaceuticals, Inc.*	10,004	99,240
Salix Pharmaceuticals Ltd.*	10,400	413,088
Santarus, Inc.*	10,624	31,978
Somaxon Pharmaceuticals, Inc.*	5,552	21,597
Sucampo Pharmaceuticals, Inc., Class A*	2,611	9,791
SuperGen, Inc.*	10,313	21,554
ViroPharma, Inc.*	14,188	211,543
Vivus, Inc.*	14,764	98,771
XenoPort, Inc.*	5,265	37,434

		3,129,485

Total Health Care		24,105,659

Industrials (10.9%)
Aerospace & Defense (1.3%)
AAR Corp.*	7,097	132,430
Aerovironment, Inc.*	3,009	66,950
American Science & Engineering, Inc.	1,641	120,860
Applied Energetics, Inc.*	14,742	16,511
Applied Signal Technology, Inc.	2,425	60,334
Astronics Corp.*	1,873	32,684
Ceradyne, Inc.*	4,605	107,527
Cubic Corp.	2,854	116,443
Curtiss-Wright Corp.	8,188	248,096
DigitalGlobe, Inc.*	5,003	152,091
Ducommun, Inc.	1,882	40,990
Esterline Technologies Corp.*	5,346	305,952
GenCorp, Inc.*	10,759	52,934
GeoEye, Inc.*	4,027	$163,013
Global Defense Technology & Systems, Inc.*	905	12,399
HEICO Corp.	5,350	244,174
Herley Industries, Inc.*	2,418	39,897
Hexcel Corp.*	17,438	310,222
Kratos Defense & Security Solutions, Inc.*	2,990	31,844
Ladish Co., Inc.*	2,864	89,156
LMI Aerospace, Inc.*	1,704	27,128
Moog, Inc., Class A*	8,264	293,455
Orbital Sciences Corp.*	10,487	160,451
Taser International, Inc.*	11,406	44,255
Teledyne Technologies, Inc.*	6,592	262,493
Triumph Group, Inc.	3,039	226,679

		3,358,968

Air Freight & Logistics (0.3%)
Air Transport Services Group, Inc.*	9,953	60,614
Atlas Air Worldwide Holdings, Inc.*	4,722	237,517
Dynamex, Inc.*	1,709	26,062
Forward Air Corp.	5,311	138,086
Hub Group, Inc., Class A*	6,824	199,670
Pacer International, Inc.*	6,413	38,735
Park-Ohio Holdings Corp.*	1,561	20,761

		721,445

Airlines (0.6%)
AirTran Holdings, Inc.*	24,791	182,214
Alaska Air Group, Inc.*	6,445	328,888
Allegiant Travel Co.	2,776	117,480
Hawaiian Holdings, Inc.*	9,502	56,917
JetBlue Airways Corp.*	43,855	293,390
Pinnacle Airlines Corp.*	3,393	18,424
Republic Airways Holdings, Inc.*	6,196	51,303
SkyWest, Inc.	9,649	134,700
U.S. Airways Group, Inc.*	29,490	272,783

		1,456,099

Building Products (0.5%)
A.O. Smith Corp.	4,331	250,722
AAON, Inc.	2,273	53,461
American Woodmark Corp.	1,528	27,091
Ameron International Corp.	1,686	114,581
Apogee Enterprises, Inc.	5,127	46,912
Builders FirstSource, Inc.*	7,398	16,867
Gibraltar Industries, Inc.*	5,511	49,489
Griffon Corp.*	8,168	99,568
Insteel Industries, Inc.	3,238	29,077
NCI Building Systems, Inc.*	3,410	32,497
PGT, Inc.*	3,085	7,034
Quanex Building Products Corp.	6,947	119,975
Simpson Manufacturing Co., Inc.	6,984	180,047
Trex Co., Inc.*	2,829	53,949
Universal Forest Products, Inc.	3,539	103,516

		1,184,786

Commercial Services & Supplies (1.8%)
ABM Industries, Inc.	9,472	204,501
ACCO Brands Corp.*	10,029	57,667
American Reprographics Co.*	6,731	52,838
APAC Customer Services, Inc.*	5,941	33,626
ATC Technology Corp.*	3,645	90,177
Bowne & Co., Inc.	7,364	83,434
Brink’s Co.	8,781	201,963
Casella Waste Systems, Inc., Class A*	4,930	20,706
Cenveo, Inc.*	10,041	50,506
Clean Harbors, Inc.*	4,217	285,702

See Notes to Portfolio of Investments.

EQ ADVISORS TRUST

AXA TACTICAL MANAGER 2000 PORTFOLIO-I

PORTFOLIO OF INVESTMENTS (Continued)

September 30, 2010 (Unaudited)

	Number of Shares	Value (Note 1)
Consolidated Graphics, Inc.*	1,703	$70,589
Courier Corp.	1,734	24,658
Deluxe Corp.	9,379	179,420
EnergySolutions, Inc.	16,265	81,813
EnerNOC, Inc.*	3,591	112,793
Ennis, Inc.	4,705	84,172
Fuel Tech, Inc.*	3,353	21,023
G&K Services, Inc., Class A	3,389	77,473
GEO Group, Inc.*	11,183	261,123
Healthcare Services Group, Inc.	7,961	181,431
Herman Miller, Inc.	10,412	204,908
HNI Corp.	8,251	237,299
Innerworkings, Inc.*	4,651	30,557
Interface, Inc., Class A	9,216	131,144
Kimball International, Inc., Class B	5,681	33,120
Knoll, Inc.	8,596	133,324
M&F Worldwide Corp.*	1,941	47,263
McGrath RentCorp	4,364	104,518
Metalico, Inc.*	6,878	26,343
Mine Safety Appliances Co.	4,825	130,758
Mobile Mini, Inc.*	6,620	101,551
Multi-Color Corp.	2,103	32,386
Rollins, Inc.	7,646	178,764
Schawk, Inc.	2,029	37,455
Standard Parking Corp.*	2,803	47,931
Standard Register Co.	3,319	9,692
Steelcase, Inc., Class A	13,975	116,412
Sykes Enterprises, Inc.*	7,549	102,515
Team, Inc.*	3,453	59,426
Tetra Tech, Inc.*	11,291	236,772
U.S. Ecology, Inc.	3,330	53,280
UniFirst Corp.	2,569	113,421
United Stationers, Inc.*	4,402	235,551
Viad Corp.	3,775	73,009

		4,653,014

Construction & Engineering (0.5%)
Argan, Inc.*	1,265	11,828
Comfort Systems USA, Inc.	6,946	74,531
Dycom Industries, Inc.*	7,064	70,569
EMCOR Group, Inc.*	11,801	290,187
Furmanite Corp.*	7,098	34,638
Granite Construction, Inc.	6,384	145,172
Great Lakes Dredge & Dock Corp.	10,749	62,452
Insituform Technologies, Inc., Class A*	7,163	173,201
Layne Christensen Co.*	3,560	92,168
MasTec, Inc.*	9,685	99,949
Michael Baker Corp.*	1,439	47,429
MYR Group, Inc.*	3,625	59,414
Northwest Pipe Co.*	1,694	29,645
Orion Marine Group, Inc.*	4,916	61,008
Pike Electric Corp.*	3,270	23,806
Primoris Services Corp.	3,535	23,119
Sterling Construction Co., Inc.*	2,919	36,137
Tutor Perini Corp.*	4,848	97,396

		1,432,649

Electrical Equipment (1.3%)
A123 Systems, Inc.*	13,237	118,736
Acuity Brands, Inc.	7,820	345,957
Advanced Battery Technologies, Inc.*	10,791	38,740
American Superconductor Corp.*	8,199	254,989
AZZ, Inc.	2,278	97,590
Baldor Electric Co.	8,422	340,249
Belden, Inc.	8,569	226,050
Brady Corp., Class A	8,688	$253,429
Broadwind Energy, Inc.*	16,899	31,601
Capstone Turbine Corp.*	44,047	34,009
Coleman Cable, Inc.*	1,627	9,746
Encore Wire Corp.	3,346	68,626
Ener1, Inc.*	11,204	41,231
EnerSys*	8,619	215,216
Franklin Electric Co., Inc.	4,253	141,029
FuelCell Energy, Inc.*	12,363	15,206
Generac Holdings, Inc.*	3,539	48,272
GrafTech International Ltd.*	21,618	337,889
Hoku Corp.*	2,819	7,696
II-VI, Inc.*	4,581	171,009
LaBarge, Inc.*	2,072	25,879
LSI Industries, Inc.	3,572	22,932
Polypore International, Inc.*	3,984	120,157
Powell Industries, Inc.*	1,603	49,885
PowerSecure International, Inc.*	3,334	30,873
Preformed Line Products Co.	406	14,157
SatCon Technology Corp.*	13,058	49,098
UQM Technologies, Inc.*	6,617	16,940
Vicor Corp.	3,618	52,859
Woodward Governor Co.	10,849	351,725

		3,531,775

Industrial Conglomerates (0.2%)
Otter Tail Corp.	6,500	132,535
Raven Industries, Inc.	2,968	112,458
Seaboard Corp.	59	104,489
Standex International Corp.	2,301	55,661
Tredegar Corp.	4,499	85,391
United Capital Corp.*	397	9,659

		500,193

Machinery (2.1%)
3D Systems Corp.*	3,439	54,027
Actuant Corp., Class A	12,191	279,905
Alamo Group, Inc.	1,269	28,337
Albany International Corp., Class A	4,989	94,392
Altra Holdings, Inc.*	4,901	72,192
American Railcar Industries, Inc.*	1,596	25,025
Ampco-Pittsburgh Corp.	1,559	38,694
ArvinMeritor, Inc.*	17,227	267,708
Astec Industries, Inc.*	3,624	103,393
Badger Meter, Inc.	2,755	111,522
Barnes Group, Inc.	8,962	157,642
Blount International, Inc.*	8,756	111,464
Briggs & Stratton Corp.	8,893	169,056
Cascade Corp.	1,668	53,042
Chart Industries, Inc.*	5,248	106,849
CIRCOR International, Inc.	3,134	99,034
CLARCOR, Inc.	9,027	348,713
Colfax Corp.*	4,397	65,383
Columbus McKinnon Corp.*	3,494	57,965
Commercial Vehicle Group, Inc.*	4,469	45,494
Douglas Dynamics, Inc.	1,888	23,317
Dynamic Materials Corp.	2,378	35,932
Energy Recovery, Inc.*	7,532	27,040
EnPro Industries, Inc.*	3,753	117,394
ESCO Technologies, Inc.	4,827	160,546
Federal Signal Corp.	11,389	61,387
Flow International Corp.*	8,108	21,324
Force Protection, Inc.*	12,791	64,467
FreightCar America, Inc.	2,196	54,022
Gorman-Rupp Co.	2,238	61,679
Graham Corp.	1,667	25,872

See Notes to Portfolio of Investments.

EQ ADVISORS TRUST

AXA TACTICAL MANAGER 2000 PORTFOLIO-I

PORTFOLIO OF INVESTMENTS (Continued)

September 30, 2010 (Unaudited)

	Number of Shares	Value (Note 1)
Greenbrier Cos., Inc.*	3,482	$54,284
John Bean Technologies Corp.	5,176	83,385
Kadant, Inc.*	2,275	43,020
Kaydon Corp.	5,983	207,012
L.B. Foster Co., Class A*	1,842	53,307
Lindsay Corp.	2,296	99,463
Lydall, Inc.*	2,866	21,094
Met-Pro Corp.	3,013	30,401
Middleby Corp.*	3,031	192,135
Miller Industries, Inc.	1,778	24,056
Mueller Industries, Inc.	6,896	182,675
Mueller Water Products, Inc., Class A	28,327	85,548
NACCO Industries, Inc., Class A	1,059	92,546
Nordson Corp.	6,125	451,351
Omega Flex, Inc.	456	6,512
PMFG, Inc.*	2,690	45,865
RBC Bearings, Inc.*	3,968	134,833
Robbins & Myers, Inc.	4,944	132,400
Sauer-Danfoss, Inc.*	2,149	45,752
Sun Hydraulics Corp.	2,306	65,006
Tecumseh Products Co., Class A*	3,365	38,597
Tennant Co.	3,466	107,099
Thermadyne Holdings Corp.*	1,585	22,396
Titan International, Inc.	6,463	87,703
Trimas Corp.*	2,856	42,412
Twin Disc, Inc.	1,394	19,446
Wabash National Corp.*	10,805	87,412
Watts Water Technologies, Inc., Class A	5,192	176,788
Xerium Technologies, Inc.*	1,339	17,648

		5,592,963

Marine (0.1%)
American Commercial Lines, Inc.*	1,653	46,086
Baltic Trading Ltd.	3,025	33,305
Eagle Bulk Shipping, Inc.*	11,354	59,268
Excel Maritime Carriers Ltd.*	7,199	40,458
Genco Shipping & Trading Ltd.*	4,735	75,476
Horizon Lines, Inc., Class A	5,273	22,147
International Shipholding Corp.	977	27,590
Ultrapetrol Bahamas Ltd.*	4,271	27,420

		331,750

Professional Services (0.8%)
Acacia Research Corp. - Acacia Technologies*	6,178	108,733
Administaff, Inc.	3,989	107,424
Advisory Board Co.*	2,831	124,989
Barrett Business Services, Inc.	1,304	19,808
CBIZ, Inc.*	8,055	47,766
CDI Corp.	2,285	29,522
Corporate Executive Board Co.	6,297	198,733
CoStar Group, Inc.*	3,779	184,075
CRA International, Inc.*	2,017	36,407
Dolan Co.*	5,534	62,922
Exponent, Inc.*	2,535	85,151
Franklin Covey Co.*	2,111	16,782
GP Strategies Corp.*	3,060	27,815
Heidrick & Struggles International, Inc.	3,189	62,122
Hill International, Inc.*	4,704	21,074
Hudson Highland Group, Inc.*	5,886	20,248
Huron Consulting Group, Inc.*	4,033	88,686
ICF International, Inc.*	3,113	78,043
Kelly Services, Inc., Class A*	4,814	56,468
Kforce, Inc.*	5,611	76,983
Korn/Ferry International*	8,413	$139,151
LECG Corp.*	5,603	6,163
Mistras Group, Inc.*	2,898	33,559
Navigant Consulting, Inc.*	9,261	107,705
On Assignment, Inc.*	6,595	34,624
Resources Connection, Inc.	8,486	116,767
School Specialty, Inc.*	3,412	44,390
SFN Group, Inc.*	9,491	57,041
TrueBlue, Inc.*	8,060	110,019
Volt Information Sciences, Inc.*	2,937	21,146
VSE Corp.	836	29,486

		2,153,802

Road & Rail (0.8%)
Amerco, Inc.*	1,485	118,028
Arkansas Best Corp.	4,630	112,185
Avis Budget Group, Inc.*	18,820	219,253
Celadon Group, Inc.*	3,639	50,255
Dollar Thrifty Automotive Group, Inc.*	5,243	262,884
Genesee & Wyoming, Inc., Class A*	7,088	307,548
Heartland Express, Inc.	9,296	138,231
Knight Transportation, Inc.	10,912	210,929
Marten Transport Ltd.	2,803	64,974
Old Dominion Freight Line, Inc.*	7,632	194,005
P.A.M. Transportation Services, Inc.*	977	12,291
Patriot Transportation Holding, Inc.*	232	16,270
Quality Distribution, Inc.*	1,787	11,383
RailAmerica, Inc.*	4,174	40,196
Roadrunner Transportation Systems, Inc.*	2,023	21,929
Saia, Inc.*	2,897	43,252
Universal Truckload Services, Inc.*	960	15,034
USA Truck, Inc.*	1,409	21,107
Werner Enterprises, Inc.	7,666	157,076

		2,016,830

Trading Companies & Distributors (0.6%)
Aceto Corp.	4,967	33,726
Aircastle Ltd.	9,250	78,440
Applied Industrial Technologies, Inc.	7,542	230,785
Beacon Roofing Supply, Inc.*	8,300	120,931
BlueLinx Holdings, Inc.*	1,166	4,652
CAI International, Inc.*	1,675	25,410
DXP Enterprises, Inc.*	1,433	27,198
H&E Equipment Services, Inc.*	5,058	40,312
Houston Wire & Cable Co	3,247	32,568
Interline Brands, Inc.*	6,002	108,276
Kaman Corp.	4,720	123,711
Lawson Products, Inc.	751	11,468
RSC Holdings, Inc.*	9,027	67,342
Rush Enterprises, Inc., Class A*	5,792	88,849
TAL International Group, Inc.	3,065	74,234
Textainer Group Holdings Ltd	1,759	47,036
Titan Machinery, Inc.*	2,374	38,696
United Rentals, Inc.*	11,068	164,249
Watsco, Inc.	4,993	278,010

		1,595,893

Total Industrials		28,530,167

Information Technology (13.4%)
Communications Equipment (2.2%)
Acme Packet, Inc.*	8,000	303,520
ADC Telecommunications, Inc.*	17,720	224,512
ADTRAN, Inc.	11,229	396,384
Anaren, Inc.*	2,675	44,913
Arris Group, Inc.*	23,153	226,205

See Notes to Portfolio of Investments.

EQ ADVISORS TRUST

AXA TACTICAL MANAGER 2000 PORTFOLIO-I

PORTFOLIO OF INVESTMENTS (Continued)

September 30, 2010 (Unaudited)

	Number of Shares	Value (Note 1)
Aruba Networks, Inc.*	13,369	$285,294
Aviat Networks, Inc.*	10,852	44,385
Bel Fuse, Inc., Class B	1,891	39,371
BigBand Networks, Inc.*	9,032	25,651
Black Box Corp.	3,191	102,303
Blue Coat Systems, Inc.*	7,600	182,856
Calix, Inc.*	1,352	19,415
Comtech Telecommunications Corp.*	5,185	141,810
DG FastChannel, Inc.*	4,583	99,680
Digi International, Inc.*	4,512	42,819
EMS Technologies, Inc.*	2,774	51,680
Emulex Corp.*	14,856	155,097
Extreme Networks, Inc.*	13,024	40,505
Finisar Corp.*	13,773	258,795
Globecomm Systems, Inc.*	3,974	33,262
Harmonic, Inc.*	17,686	121,680
Hughes Communications, Inc.*	1,616	44,036
Infinera Corp.*	16,087	187,735
InterDigital, Inc.*	8,026	237,650
Ixia*	5,966	73,978
KVH Industries, Inc.*	2,676	40,167
Loral Space & Communications, Inc.*	1,983	103,513
Meru Networks, Inc.*	1,138	19,619
NETGEAR, Inc.*	6,425	173,539
Network Engines, Inc.*	6,726	9,820
Network Equipment Technologies, Inc.*	5,308	18,313
Occam Networks, Inc.*	2,511	19,661
Oclaro, Inc.*	9,042	144,762
Oplink Communications, Inc.*	3,821	75,809
Opnext, Inc.*	8,244	12,943
PC-Tel, Inc.*	3,511	21,557
Plantronics, Inc.	8,841	298,649
Powerwave Technologies, Inc.*	24,330	44,281
Riverbed Technology, Inc.*	11,511	524,671
SeaChange International, Inc.*	5,105	37,828
ShoreTel, Inc.*	8,186	40,602
Sonus Networks, Inc.*	37,724	133,166
Sycamore Networks, Inc.	3,472	112,527
Symmetricom, Inc.*	7,998	45,748
Tekelec*	12,500	162,000
UTStarcom, Inc.*	21,392	46,421
ViaSat, Inc.*	6,044	248,469

		5,717,601

Computers & Peripherals (0.6%)
Avid Technology, Inc.*	5,261	68,972
Compellent Technologies, Inc.*	4,238	77,047
Cray, Inc.*	6,495	42,867
Electronics for Imaging, Inc.*	8,255	100,051
Hutchinson Technology, Inc.*	3,958	13,734
Hypercom Corp.*	8,747	56,855
Imation Corp.*	5,359	49,999
Immersion Corp.*	4,761	28,138
Intermec, Inc.*	8,910	109,237
Intevac, Inc.*	4,056	40,601
Isilon Systems, Inc.*	4,877	108,660
Netezza Corp.*	9,300	250,635
Novatel Wireless, Inc.*	5,706	44,963
Presstek, Inc.*	5,485	12,012
Quantum Corp.*	39,267	83,246
Rimage Corp.*	1,832	30,118
Silicon Graphics International Corp.*	5,574	43,254
STEC, Inc.*	7,462	92,902
Stratasys, Inc.*	3,738	103,617
Super Micro Computer, Inc.*	4,454	46,277
Synaptics, Inc.*	6,193	$174,271
Xyratex Ltd.*	5,511	81,783

		1,659,239

Electronic Equipment, Instruments & Components (1.8%)
Agilysys, Inc.*	3,477	22,600
Anixter International, Inc.*	5,124	276,645
Benchmark Electronics, Inc.*	11,499	188,584
Brightpoint, Inc.*	12,840	89,752
Checkpoint Systems, Inc.*	7,206	146,642
Cogent, Inc.*	9,569	101,814
Cognex Corp.	7,268	194,928
Coherent, Inc.*	4,608	184,366
Comverge, Inc.*	4,593	36,101
CPI International, Inc.*	1,366	19,124
CTS Corp.	6,235	59,981
Daktronics, Inc.	6,234	61,218
DDi Corp.	2,146	19,829
DTS, Inc.*	3,172	121,075
Echelon Corp.*	6,151	52,591
Electro Rent Corp.	3,010	39,973
Electro Scientific Industries, Inc.*	5,052	56,128
FARO Technologies, Inc.*	2,942	64,165
Gerber Scientific, Inc.*	5,009	30,905
ICx Technologies, Inc.*	1,969	14,866
Insight Enterprises, Inc.*	8,420	131,689
IPG Photonics Corp.*	4,735	114,303
Keithley Instruments, Inc.	2,072	44,569
L-1 Identity Solutions, Inc.*	14,023	164,490
Littelfuse, Inc.*	4,001	174,844
Maxwell Technologies, Inc.*	4,826	70,508
Measurement Specialties, Inc.*	2,667	49,286
Mercury Computer Systems, Inc.*	4,332	52,114
Methode Electronics, Inc.	6,816	61,889
Microvision, Inc.*	16,298	35,693
MTS Systems Corp.	2,988	92,628
Multi-Fineline Electronix, Inc.*	1,902	41,825
Newport Corp.*	6,700	75,978
OSI Systems, Inc.*	2,956	107,362
Park Electrochemical Corp.	3,771	99,328
PC Connection, Inc.*	1,802	12,308
Plexus Corp.*	7,372	216,368
Power-One, Inc.*	12,724	115,661
RadiSys Corp.*	4,364	41,109
Richardson Electronics Ltd.	2,687	28,213
Rofin-Sinar Technologies, Inc.*	5,214	132,331
Rogers Corp.*	2,879	90,631
Sanmina-SCI Corp.*	14,532	175,546
Scansource, Inc.*	4,885	135,510
SMART Modular Technologies (WWH), Inc.*	9,683	58,388
Spectrum Control, Inc.*	2,323	34,195
SYNNEX Corp.*	4,068	114,473
Technitrol, Inc.	7,185	31,686
Tessco Technologies, Inc.	1,071	16,140
TTM Technologies, Inc.*	14,623	143,159
Universal Display Corp.*	5,504	129,344
Viasystems Group, Inc.*	936	14,227
X-Rite, Inc.*	5,729	21,713
Zygo Corp.*	3,528	34,574

		4,643,369

Internet Software & Services (1.5%)
Ancestry.com, Inc.*	3,466	78,886
Archipelago Learning, Inc.*	2,025	24,239
Art Technology Group, Inc.*	28,743	118,709

See Notes to Portfolio of Investments.

EQ ADVISORS TRUST

AXA TACTICAL MANAGER 2000 PORTFOLIO-I

PORTFOLIO OF INVESTMENTS (Continued)

September 30, 2010 (Unaudited)

	Number of Shares	Value (Note 1)
comScore, Inc.*	4,140	$97,373
Constant Contact, Inc.*	5,198	111,393
DealerTrack Holdings, Inc.*	7,355	125,623
Dice Holdings, Inc.*	2,843	24,109
Digital River, Inc.*	7,255	246,960
DivX, Inc.*	6,025	57,418
EarthLink, Inc.	19,685	178,937
GSI Commerce, Inc.*	11,347	280,271
InfoSpace, Inc.*	6,597	57,130
Internap Network Services Corp.*	9,485	46,571
Internet Brands, Inc., Class A*	5,262	69,879
Internet Capital Group, Inc.*	6,684	73,725
j2 Global Communications, Inc.*	8,257	196,434
Keynote Systems, Inc.	2,270	26,377
KIT Digital, Inc.*	3,855	46,221
Knot, Inc.*	5,478	50,014
Limelight Networks, Inc.*	7,500	44,100
Liquidity Services, Inc.*	2,607	41,738
LivePerson, Inc.*	8,164	68,578
Local.com Corp.*	2,988	13,207
LogMeIn, Inc.*	2,752	99,017
LoopNet, Inc.*	3,550	42,032
Marchex, Inc., Class B	3,603	19,636
ModusLink Global Solutions, Inc.*	8,086	51,346
Move, Inc.*	28,620	63,823
NIC, Inc.	10,344	85,752
OpenTable, Inc.*	2,884	196,343
Openwave Systems, Inc.*	15,496	26,343
Perficient, Inc.*	4,260	38,936
QuinStreet, Inc.*	1,992	29,940
Rackspace Hosting, Inc.*	17,726	460,521
RealNetworks, Inc.*	15,311	49,914
Saba Software, Inc.*	5,550	30,192
SAVVIS, Inc.*	6,853	144,461
SPS Commerce, Inc.*	785	10,064
Stamps.com, Inc.*	1,934	25,142
support.com, Inc.*	8,583	39,310
TechTarget, Inc.*	2,847	14,947
Terremark Worldwide, Inc.*	10,652	110,142
Travelzoo, Inc.*	981	25,271
United Online, Inc.	15,853	90,679
ValueClick, Inc.*	14,897	194,853
Vocus, Inc.*	3,125	57,750
Zix Corp.*	10,314	29,292

		4,013,598

IT Services (1.4%)
Acxiom Corp.*	12,519	198,551
CACI International, Inc., Class A*	5,522	249,926
Cass Information Systems, Inc.	1,551	53,215
CIBER, Inc.*	12,122	36,487
Computer Task Group, Inc.*	2,708	20,689
CSG Systems International, Inc.*	6,245	113,846
Diamond Management & Technology Consultants, Inc.	4,302	53,775
Echo Global Logistics, Inc.*	1,715	21,901
Euronet Worldwide, Inc.*	8,969	161,352
ExlService Holdings, Inc.*	2,775	53,974
Forrester Research, Inc.*	2,666	88,191
Global Cash Access Holdings, Inc.*	9,303	37,956
Hackett Group, Inc.*	5,276	21,790
Heartland Payment Systems, Inc.	6,919	105,307
iGATE Corp.	4,372	79,308
Integral Systems, Inc.*	3,257	24,037
Lionbridge Technologies, Inc.*	10,954	47,102
ManTech International Corp., Class A*	4,053	$160,499
MAXIMUS, Inc.	3,211	197,733
MoneyGram International, Inc.*	15,329	37,403
NCI, Inc., Class A*	1,110	21,001
Online Resources Corp.*	4,699	20,864
RightNow Technologies, Inc.*	3,970	78,209
Sapient Corp.	18,840	225,515
SRA International, Inc., Class A*	7,837	154,546
Syntel, Inc.	2,433	108,269
TeleTech Holdings, Inc.*	5,541	82,228
Tier Technologies, Inc.*	2,653	14,698
TNS, Inc.*	4,791	81,207
Unisys Corp.*	7,803	217,704
VeriFone Systems, Inc.*	15,609	484,972
Virtusa Corp.*	2,364	22,907
Wright Express Corp.*	7,109	253,862

		3,529,024

Semiconductors & Semiconductor Equipment (2.6%)
Actel Corp.*	3,938	62,811
Advanced Analogic Technologies, Inc.*	8,463	29,705
Advanced Energy Industries, Inc.*	6,671	87,123
Alpha & Omega Semiconductor Ltd.*	1,060	12,042
Amkor Technology, Inc.*	19,274	126,630
ANADIGICS, Inc.*	11,995	73,050
Applied Micro Circuits Corp.*	12,005	120,050
ATMI, Inc.*	5,775	85,817
Axcelis Technologies, Inc.*	19,146	36,952
AXT, Inc.*	5,716	37,840
Brooks Automation, Inc.*	11,919	79,977
Cabot Microelectronics Corp.*	4,321	139,050
Cavium Networks, Inc.*	8,100	232,956
CEVA, Inc.*	3,843	54,955
Cirrus Logic, Inc.*	11,995	213,991
Cohu, Inc.	4,328	54,490
Conexant Systems, Inc.*	15,069	24,713
Cymer, Inc.*	5,312	196,969
Diodes, Inc.*	6,206	106,061
DSP Group, Inc.*	4,585	32,095
Energy Conversion Devices, Inc.*	8,326	41,797
Entegris, Inc.*	24,113	112,608
Entropic Communications, Inc.*	10,287	98,755
Evergreen Solar, Inc.*	38,610	28,340
Exar Corp.*	6,556	39,270
FEI Co.*	6,916	135,346
FormFactor, Inc.*	9,154	78,724
FSI International, Inc.*	5,991	15,936
GSI Technology, Inc.*	3,580	20,513
GT Solar International, Inc.*	11,460	95,920
Hittite Microwave Corp.*	4,849	231,055
Ikanos Communications, Inc.*	5,607	6,672
Integrated Device Technology, Inc.*	29,780	174,213
Integrated Silicon Solution, Inc.*	4,957	42,680
IXYS Corp.*	4,424	42,249
Kopin Corp.*	12,242	43,459
Kulicke & Soffa Industries, Inc.*	12,896	79,826
Lattice Semiconductor Corp.*	21,291	101,132
LTX-Credence Corp.*	26,919	56,261
Mattson Technology, Inc.*	9,739	26,782
MaxLinear, Inc., Class A*	1,345	15,091
Micrel, Inc.	9,384	92,526
Microsemi Corp.*	14,680	251,762
Microtune, Inc.*	9,388	27,225
Mindspeed Technologies, Inc.*	5,796	45,035

See Notes to Portfolio of Investments.

EQ ADVISORS TRUST

AXA TACTICAL MANAGER 2000 PORTFOLIO-I

PORTFOLIO OF INVESTMENTS (Continued)

September 30, 2010 (Unaudited)

	Number of Shares	Value (Note 1)
MIPS Technologies, Inc.*	8,416	$81,888
MKS Instruments, Inc.*	9,144	164,409
Monolithic Power Systems, Inc.*	5,922	96,706
MoSys, Inc.*	5,005	24,424
Nanometrics, Inc.*	3,033	45,647
Netlogic Microsystems, Inc.*	11,443	315,598
NVE Corp.*	859	36,963
OmniVision Technologies, Inc.*	9,540	219,802
PDF Solutions, Inc.*	4,218	15,607
Pericom Semiconductor Corp.*	4,662	40,513
Photronics, Inc.*	9,826	51,980
PLX Technology, Inc.*	7,264	26,296
Power Integrations, Inc.	4,513	143,468
RF Micro Devices, Inc.*	49,181	301,971
Rubicon Technology, Inc.*	2,612	59,266
Rudolph Technologies, Inc.*	5,858	48,680
Semtech Corp.*	11,376	229,681
Sigma Designs, Inc.*	5,688	65,355
Silicon Image, Inc.*	14,059	67,202
Spansion, Inc., Class A*	2,454	36,736
Standard Microsystems Corp.*	4,098	93,475
Supertex, Inc.*	1,802	39,860
Tessera Technologies, Inc.*	9,195	170,108
Trident Microsystems, Inc.*	12,357	21,130
TriQuint Semiconductor, Inc.*	27,567	264,643
Ultra Clean Holdings, Inc.*	4,291	36,988
Ultratech, Inc.*	4,367	74,676
Veeco Instruments, Inc.*	7,423	258,840
Volterra Semiconductor Corp.*	4,545	97,808
Zoran Corp.*	9,382	71,678

		6,911,852

Software (3.3%)
ACI Worldwide, Inc.*	6,205	138,930
Actuate Corp.*	8,315	42,822
Advent Software, Inc.*	2,881	150,359
American Software, Inc., Class A	3,946	23,281
ArcSight, Inc.*	4,489	195,541
Ariba, Inc.*	16,433	310,584
Aspen Technology, Inc.*	11,356	117,762
Blackbaud, Inc.	8,203	197,200
Blackboard, Inc.*	6,232	224,601
Bottomline Technologies, Inc.*	4,998	76,769
CDC Corp., Class A*	6,012	25,431
CommVault Systems, Inc.*	7,881	205,142
Concur Technologies, Inc.*	7,344	363,087
Convio, Inc.*	1,116	10,290
Deltek, Inc.*	3,697	29,613
DemandTec, Inc.*	3,857	36,294
Digimarc Corp.*	1,258	29,513
Ebix, Inc.*	4,901	114,928
Epicor Software Corp.*	8,940	77,778
EPIQ Systems, Inc.	5,970	73,192
ePlus, Inc.*	751	16,109
Fair Isaac Corp.	7,789	192,077
FalconStor Software, Inc.*	5,367	16,423
Fortinet, Inc.*	7,244	181,100
Guidance Software, Inc.*	2,757	16,101
Interactive Intelligence, Inc.*	2,447	43,067
Jack Henry & Associates, Inc.	15,636	398,718
JDA Software Group, Inc.*	7,618	193,193
Kenexa Corp.*	4,142	72,568
Lawson Software, Inc.*	25,351	214,723
Magma Design Automation, Inc.*	10,113	37,418
Manhattan Associates, Inc.*	4,152	121,861
Mentor Graphics Corp.*	19,499	206,104
MicroStrategy, Inc., Class A*	1,648	$142,733
Monotype Imaging Holdings, Inc.*	4,078	37,314
NetScout Systems, Inc.*	5,582	114,487
NetSuite, Inc.*	3,342	78,771
Opnet Technologies, Inc.	2,433	44,159
Parametric Technology Corp.*	21,214	414,522
Pegasystems, Inc.	2,959	91,877
Progress Software Corp.*	7,700	254,870
PROS Holdings, Inc.*	3,820	35,450
QAD, Inc.*	2,494	10,375
QLIK Technologies, Inc.*	2,428	53,537
Quest Software, Inc.*	10,957	269,433
Radiant Systems, Inc.*	5,289	90,442
RealD, Inc.*	2,628	48,592
RealPage, Inc.*	2,568	48,997
Renaissance Learning, Inc.	2,449	24,955
Rosetta Stone, Inc.*	1,915	40,675
S1 Corp.*	9,443	49,198
Smith Micro Software, Inc.*	5,580	55,465
SolarWinds, Inc.*	6,384	110,188
Sonic Solutions, Inc.*	4,720	53,714
Sourcefire, Inc.*	5,018	144,719
SRS Labs, Inc.*	2,256	21,071
SS&C Technologies Holdings, Inc.*	2,367	37,399
SuccessFactors, Inc.*	11,481	288,288
Synchronoss Technologies, Inc.*	3,718	66,218
Take-Two Interactive Software, Inc.*	12,891	130,715
Taleo Corp., Class A*	7,257	210,380
TeleCommunication Systems, Inc., Class A*	8,323	32,543
TeleNav, Inc.*	1,744	9,226
THQ, Inc.*	6,672	26,821
TIBCO Software, Inc.*	30,376	538,870
TiVo, Inc.*	21,169	191,791
Tyler Technologies, Inc.*	5,652	113,944
Ultimate Software Group, Inc.*	4,548	175,735
Unica Corp.*	3,062	64,241
VASCO Data Security International, Inc.*	5,061	32,897
VirnetX Holding Corp.	5,983	87,830
Wave Systems Corp., Class A*	14,683	32,890
Websense, Inc.*	7,896	140,075

		8,567,986

Total Information Technology		35,042,669

Materials (3.8%)
Chemicals (1.7%)
A. Schulman, Inc.	5,739	115,641
American Vanguard Corp.	3,771	23,305
Arch Chemicals, Inc.	4,130	144,922
Balchem Corp.	5,121	158,034
Calgon Carbon Corp.*	10,284	149,118
Ferro Corp.*	15,791	203,546
Georgia Gulf Corp.*	6,190	101,145
H.B. Fuller Co.	8,712	173,107
Hawkins, Inc.	1,575	55,786
Innophos Holdings, Inc.	3,917	129,653
KMG Chemicals, Inc.	1,210	17,049
Koppers Holdings, Inc.	3,753	100,843
Kraton Performance Polymers, Inc.*	2,126	57,721
Landec Corp.*	5,044	31,323
LSB Industries, Inc.*	3,134	58,198
Minerals Technologies, Inc.	3,425	201,801
NewMarket Corp.	1,850	210,308
NL Industries, Inc.	1,350	12,258

See Notes to Portfolio of Investments.

EQ ADVISORS TRUST

AXA TACTICAL MANAGER 2000 PORTFOLIO-I

PORTFOLIO OF INVESTMENTS (Continued)

September 30, 2010 (Unaudited)

	Number of Shares	Value (Note 1)
Olin Corp.	14,132	$284,901
OM Group, Inc.*	5,641	169,907
Omnova Solutions, Inc.*	8,182	58,829
PolyOne Corp.*	16,566	200,283
Quaker Chemical Corp.	2,044	66,553
Rockwood Holdings, Inc.*	9,371	294,905
Senomyx, Inc.*	7,673	30,538
Sensient Technologies Corp.	9,083	276,941
Solutia, Inc.*	21,880	350,518
Spartech Corp.*	5,681	46,641
Stepan Co.	1,429	84,468
STR Holdings, Inc.*	5,182	111,620
TPC Group, Inc.*	1,426	33,967
W.R. Grace & Co.*	13,115	366,433
Westlake Chemical Corp.	3,329	99,637
Zep, Inc.	3,980	69,411
Zoltek Cos., Inc.*	5,055	49,135

		4,538,445

Construction Materials (0.1%)
Headwaters, Inc.*	11,032	39,715
Texas Industries, Inc.	3,815	120,249
United States Lime & Minerals, Inc.*	429	16,585

		176,549

Containers & Packaging (0.3%)
AEP Industries, Inc.*	730	17,242
Boise, Inc.*	12,834	83,293
Graham Packaging Co., Inc.*	3,141	37,127
Graphic Packaging Holding Co.*	20,429	68,233
Myers Industries, Inc.	6,463	55,517
Rock-Tenn Co., Class A	7,012	349,268
Silgan Holdings, Inc.	9,701	307,522

		918,202

Metals & Mining (1.3%)
A.M. Castle & Co.*	3,052	40,439
Allied Nevada Gold Corp.*	13,633	361,275
AMCOL International Corp.	4,357	114,110
Brush Engineered Materials, Inc.*	3,709	105,484
Capital Gold Corp.*	8,733	42,180
Century Aluminum Co.*	11,670	153,694
Coeur d’Alene Mines Corp.*	16,088	320,473
General Moly, Inc.*	11,761	43,045
Globe Specialty Metals, Inc.*	11,205	157,318
Golden Star Resources Ltd.*	47,157	232,956
Haynes International, Inc.	2,209	77,138
Hecla Mining Co.*	44,318	280,090
Horsehead Holding Corp.*	7,926	78,230
Jaguar Mining, Inc.*	15,347	99,756
Kaiser Aluminum Corp.	2,774	118,699
Metals USA Holdings Corp.*	2,289	29,711
Molycorp, Inc.*	4,651	131,577
Noranda Aluminum Holding Corp.*	2,286	18,791
Olympic Steel, Inc.	1,659	38,140
RTI International Metals, Inc.*	5,502	168,471
Stillwater Mining Co.*	8,162	137,448
Thompson Creek Metals Co., Inc.*	25,574	275,688
U.S. Energy Corp. Wyoming*	4,865	22,087
U.S. Gold Corp.*	16,259	80,807
Universal Stainless & Alloy Products, Inc.*	1,175	28,858
Worthington Industries, Inc.	11,058	166,202

		3,322,667

Paper & Forest Products (0.4%)
Buckeye Technologies, Inc.	7,183	105,662
Clearwater Paper Corp.*	2,096	159,464
Deltic Timber Corp.	1,964	$87,987
KapStone Paper and Packaging Corp.*	6,961	84,506
Louisiana-Pacific Corp.*	23,202	175,639
Neenah Paper, Inc.	2,693	40,934
P.H. Glatfelter Co.	8,323	101,208
Schweitzer-Mauduit International, Inc.	3,362	196,038
Verso Paper Corp.*	3,075	8,856
Wausau Paper Corp.*	8,970	74,361

		1,034,655

Total Materials		9,990,518

Telecommunication Services (0.7%)
Diversified Telecommunication Services (0.5%)
AboveNet, Inc.*	4,117	214,454
Alaska Communications Systems Group, Inc.	8,026	81,464
Atlantic Tele-Network, Inc.	1,709	84,151
Cbeyond, Inc.*	4,911	63,008
Cincinnati Bell, Inc.*	37,012	98,822
Cogent Communications Group, Inc.*	8,204	77,692
Consolidated Communications Holdings, Inc.	4,476	83,567
General Communication, Inc., Class A*	8,695	86,689
Global Crossing Ltd.*	5,512	70,884
Globalstar, Inc.*	12,844	22,349
IDT Corp., Class B*	2,719	48,371
Iridium Communications, Inc.*	6,211	53,042
Neutral Tandem, Inc.*	6,049	72,286
PAETEC Holding Corp.*	23,018	94,604
Premiere Global Services, Inc.*	10,984	77,767
Vonage Holdings Corp.*	19,413	49,503

		1,278,653

Wireless Telecommunication Services (0.2%)
FiberTower Corp.*	8,403	35,629
ICO Global Communications Holdings Ltd.*	17,603	28,869
NTELOS Holdings Corp.	5,321	90,031
Shenandoah Telecommunications Co.	4,362	79,257
Syniverse Holdings, Inc.*	12,737	288,748
USA Mobility, Inc.	4,020	64,441

		586,975

Total Telecommunication Services		1,865,628

Utilities (2.3%)
Electric Utilities (0.9%)
Allete, Inc.	5,663	206,303
Central Vermont Public Service Corp.	2,216	44,697
Cleco Corp.	11,139	329,937
El Paso Electric Co.*	8,040	191,191
Empire District Electric Co.	7,218	145,443
IDACORP, Inc.	8,823	316,922
MGE Energy, Inc.	4,203	166,397
PNM Resources, Inc.	15,855	180,588
Portland General Electric Co.	13,703	277,897
UIL Holdings Corp.	9,153	257,749
UniSource Energy Corp.	6,619	221,273
Unitil Corp.	1,958	42,978

		2,381,375

Gas Utilities (0.9%)
Chesapeake Utilities Corp.	1,696	61,429
Laclede Group, Inc.	4,006	137,887
New Jersey Resources Corp.	7,547	295,993
Nicor, Inc.	8,278	379,298
Northwest Natural Gas Co.	4,853	230,275

See Notes to Portfolio of Investments.

EQ ADVISORS TRUST

AXA TACTICAL MANAGER 2000 PORTFOLIO-I

PORTFOLIO OF INVESTMENTS (Continued)

September 30, 2010 (Unaudited)

	Number of Shares	Value (Note 1)
Piedmont Natural Gas Co., Inc.	12,945	$375,405
South Jersey Industries, Inc.	5,481	271,145
Southwest Gas Corp.	8,155	273,926
WGL Holdings, Inc.	9,237	348,974

		2,374,332

Independent Power Producers & Energy Traders (0.0%)
American DG Energy, Inc.*	4,323	12,883
Dynegy, Inc.*	18,814	91,624

		104,507

Multi-Utilities (0.3%)
Avista Corp.	10,061	210,074
Black Hills Corp.	7,157	223,298
CH Energy Group, Inc.	2,851	125,900
NorthWestern Corp.	6,615	188,528

		747,800

Water Utilities (0.2%)
American States Water Co.	3,410	122,010
Artesian Resources Corp., Class A	1,044	19,909
Cadiz, Inc.*	2,081	21,351
California Water Service Group	3,600	133,020
Connecticut Water Service, Inc.	1,558	37,314
Consolidated Water Co., Ltd.	2,729	25,871
Middlesex Water Co.	2,460	41,426
SJW Corp.	2,382	58,669
York Water Co.	2,342	37,542

		497,112

Total Utilities		6,105,126

Total Common Stocks (71.0%) (Cost $178,341,836)		186,120,921

INVESTMENT COMPANIES:
Investment Companies(0.0%)
Kayne Anderson Energy Development Co.	1,701	27,301
THL Credit, Inc.	1,492	17,576

Total Investment Companies (0.0%) (Cost $42,777)		44,877

	Principal Amount	Value (Note 1)
SHORT-TERM INVESTMENT:
Short-Term Investment (26.6%)
BlackRock Liquidity Funds TempFund
0.23% ‡
(Amortized Cost $69,743,314)	$69,743,314	69,743,314

Total Investments (97.6%) (Cost $248,127,927)		255,909,112
Other Assets Less Liabilities (2.4%)		6,223,160

Net Assets (100%)		$262,132,272

*	Non-income producing.

‡	Affiliated company as defined under the Investment Company Act of 1940.

See Notes to Portfolio of Investments.

EQ ADVISORS TRUST

AXA TACTICAL MANAGER 2000 PORTFOLIO-I

PORTFOLIO OF INVESTMENTS (Continued)

September 30, 2010 (Unaudited)

Investments in companies which were affiliates for the nine months ended September 30, 2010, were as follows:

Securities	Market Value December 31, 2009	Purchases at Cost	Sales at Cost	Market Value September 30, 2010	Dividend Income	Realized Gain (Loss)
BlackRock Liquidity Funds TempFund	$16,591,734	$231,940,707	$178,789,127	$69,743,314	$65,044	$—

At September 30, 2010, the Portfolio had the following futures contracts open: (Note 1)

	Number of Contracts	Expiration Date	Original Value	Value at 9/30/2010	Unrealized Appreciation/ (Depreciation)
Purchase
Russell 2000 Mini Index	1,120	December-10	$70,841,962	$75,544,000	$4,702,038

The following is a summary of the inputs used to value the Portfolio’s assets and liabilities carried at fair value as of September 30, 2010:

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. For example, money market securities are valued using amortized cost, in accordance with rules under the Investment Company Act of 1940. Generally, amortized cost approximates the current fair value of a security, but since the value is not obtained from a quoted price in an active market, such securities are reflected as Level 2.

Various inputs are used in determining the value of the Portfolio’s investments. These inputs are summarized in the three broad levels listed below:

Investment Type	Level 1 Quoted prices in active markets for identical securities	Level 2 Significant other observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)	Level 3 Significant unobservable inputs (including the Portfolio’s own assumptions in determining the fair value of investments)	Total
Assets:
Common Stocks
Consumer Discretionary	$25,745,772	$—	$—	$25,745,772
Consumer Staples	5,647,010	—	—	5,647,010
Energy	10,321,756	—	—	10,321,756
Financials	38,766,616	—	—	38,766,616
Health Care	24,105,659	—	—	24,105,659
Industrials	28,497,483	32,684	—	28,530,167
Information Technology	35,042,669	—	—	35,042,669
Materials	9,990,518	—	—	9,990,518
Telecommunication Services	1,865,628	—	—	1,865,628
Utilities	6,105,126	—	—	6,105,126
Futures	4,702,038	—	—	4,702,038
Investment Companies
Investment Companies	44,877	—	—	44,877
Short-Term Investments	—	69,743,314	—	69,743,314

Total Assets	$190,835,152	$69,775,998	$—	$260,611,150

Total Liabilities	$—	$—	$—	$—

Total	$190,835,152	$69,775,998	$—	$260,611,150

See Notes to Portfolio of Investments.

EQ ADVISORS TRUST

AXA TACTICAL MANAGER 2000 PORTFOLIO-I

PORTFOLIO OF INVESTMENTS (Continued)

September 30, 2010 (Unaudited)

Investment security transactions for the nine months ended September 30, 2010 were as follows:

Cost of Purchases:
Stocks and long-term corporate debt securities	$162,485,609
Net Proceeds of Sales and Redemptions:
Stocks and long-term corporate debt securities	$19,713,533

As of September 30, 2010, the gross unrealized appreciation (depreciation) of investments based on the aggregate cost of investments for Federal income tax purposes was as follows:

Aggregate gross unrealized appreciation	$15,878,197
Aggregate gross unrealized depreciation	(8,118,689)

Net unrealized appreciation	$7,759,508

Federal income tax cost of investments	$248,149,604

See Notes to Portfolio of Investments.

EQ ADVISORS TRUST

AXA TACTICAL MANAGER INTERNATIONAL PORTFOLIO-I

PORTFOLIO OF INVESTMENTS

September 30, 2010 (Unaudited)

	Number of Shares	Value (Note 1)
COMMON STOCKS:
Australia (5.0%)
AGL Energy Ltd.	5,941	$92,853
Alumina Ltd.	34,499	60,354
Amcor Ltd.	16,486	103,734
AMP Ltd.	27,542	136,032
Aristocrat Leisure Ltd.	4,474	15,265
Asciano Group*	38,909	62,052
ASX Ltd.	2,294	72,216
Australia & New Zealand Banking Group Ltd.	34,509	789,839
AXA Asia Pacific Holdings Ltd.	13,555	67,342
Bendigo and Adelaide Bank Ltd.	5,277	46,669
BHP Billiton Ltd.	45,415	1,707,988
Billabong International Ltd.	2,255	17,371
BlueScope Steel Ltd.	25,174	53,530
Boral Ltd.	10,565	47,076
Brambles Ltd.	18,713	113,406
Caltex Australia Ltd.	1,514	17,546
CFS Retail Property Trust (REIT)	25,299	46,338
Coca-Cola Amatil Ltd.	7,519	87,065
Cochlear Ltd.	778	52,826
Commonwealth Bank of Australia	20,944	1,035,856
Computershare Ltd.	6,039	56,911
Crown Ltd.	6,438	52,208
CSL Ltd.	7,781	248,560
CSR Ltd.	23,361	40,643
Dexus Property Group (REIT)	66,119	54,641
Energy Resources of Australia Ltd.	838	10,773
Fairfax Media Ltd.	31,279	44,291
Fortescue Metals Group Ltd.*	16,472	82,948
Foster’s Group Ltd.	26,023	154,185
Goodman Fielder Ltd.	15,400	19,425
Goodman Group (REIT)	86,455	53,898
GPT Group (REIT)	23,277	66,145
Harvey Norman Holdings Ltd.	7,183	26,174
Incitec Pivot Ltd.	21,660	75,158
Insurance Australia Group Ltd.	27,916	98,215
Intoll Group	32,893	47,371
Leighton Holdings Ltd.	1,877	59,978
Lend Lease Group	7,482	55,033
MacArthur Coal Ltd.	1,425	16,156
Macquarie Group Ltd.	4,518	158,386
MAp Group	4,205	11,868
Metcash Ltd.	11,080	46,800
Mirvac Group (REIT)	41,617	53,499
National Australia Bank Ltd.	28,698	702,882
Newcrest Mining Ltd.	10,338	396,390
OneSteel Ltd.	18,624	52,743
Orica Ltd.	4,821	119,802
Origin Energy Ltd.	11,809	180,912
OZ Minerals Ltd.	44,145	62,082
Paladin Energy Ltd.*	10,766	37,357
Qantas Airways Ltd.*	17,036	45,941
QBE Insurance Group Ltd.	13,822	230,588
Rio Tinto Ltd.	5,879	436,234
Santos Ltd.	11,207	138,760
Sims Metal Management Ltd.	2,484	42,352
Sonic Healthcare Ltd.	5,194	55,223
SP AusNet	15,250	12,676
Stockland Corp., Ltd. (REIT)	31,580	117,211
Suncorp-Metway Ltd.	17,076	148,543
TABCORP Holdings Ltd.	8,407	56,881
Tatts Group Ltd.	18,970	43,822
Telstra Corp., Ltd.	58,700	$148,650
Toll Holdings Ltd.	9,295	59,295
Transurban Group	16,792	80,665
Wesfarmers Ltd.	13,569	431,356
Wesfarmers Ltd. (PPS)	2,078	66,461
Westfield Group (REIT)	29,481	349,347
Westpac Banking Corp.	40,530	910,410
Woodside Petroleum Ltd.	7,337	311,178
Woolworths Ltd.	16,694	465,350
WorleyParsons Ltd.	2,669	57,399

		11,919,134

Austria (0.2%)
Erste Group Bank AG	2,565	102,699
Immofinaz AG*	14,246	53,097
OMV AG	1,968	73,672
Raiffeisen International Bank Holding AG	845	39,397
Telekom Austria AG	4,531	68,193
Verbund AG, Class A	1,131	40,550
Vienna Insurance Group AG	429	23,060
Voestalpine AG	1,544	56,873

		457,541

Belgium (0.6%)
Ageas	29,457	84,330
Anheuser-Busch InBev N.V.	9,763	574,301
Belgacom S.A.	2,041	79,590
Cie Nationale a Portefeuille	308	16,060
Colruyt S.A.	207	54,717
Delhaize Group S.A.	1,337	96,966
Dexia S.A.*	8,604	37,909
Groupe Bruxelles Lambert S.A.	1,064	88,654
KBC Groep N.V.*	2,194	98,418
Mobistar S.A.	365	22,352
Solvay S.A.	774	82,566
UCB S.A.	1,432	49,615
Umicore S.A.	1,568	67,783

		1,353,261

Bermuda (0.1%)
Seadrill Ltd.	3,800	109,778

China (0.0%)
Foxconn International Holdings Ltd.*	29,404	21,602
Yangzijiang Shipbuilding Holdings Ltd.	16,327	21,850

		43,452

Cyprus (0.0%)
Bank of Cyprus Public Co., Ltd.	8,339	42,062

Denmark (0.6%)
A. P. Moller - Maersk A/S, Class A	8	65,047
A. P. Moller - Maersk A/S, Class B	18	150,472
Carlsberg A/S, Class B	1,431	149,204
Coloplast A/S, Class B	348	41,600
Danske Bank A/S*	6,143	148,215
DSV A/S	2,912	59,446
Novo Nordisk A/S, Class B	5,877	583,206
Novozymes A/S, Class B	611	77,733
Tryg A/S	286	17,196
Vestas Wind Systems A/S*	2,723	102,608
William Demant Holding A/S*	395	29,148

		1,423,875

Finland (0.7%)
Elisa Oyj*	1,991	45,735
Fortum Oyj	5,974	156,284

See Notes to Portfolio of Investments.

EQ ADVISORS TRUST

AXA TACTICAL MANAGER INTERNATIONAL PORTFOLIO-I

PORTFOLIO OF INVESTMENTS (Continued)

September 30, 2010 (Unaudited)

	Number of Shares	Value (Note 1)
Kesko Oyj, Class B	1,027	$48,190
Kone Oyj, Class B	2,042	105,504
Metso Oyj	1,690	77,457
Neste Oil Oyj	2,078	32,464
Nokia Oyj	50,566	508,044
Nokian Renkaat Oyj	1,565	53,743
Orion Oyj, Class B	1,005	20,071
Outokumpu Oyj	1,987	39,467
Pohjola Bank plc	1,868	22,728
Rautaruukki Oyj	942	19,468
Sampo Oyj, Class A	5,621	151,801
Sanoma Oyj	899	19,021
Stora Enso Oyj, Class R	7,699	76,094
UPM-Kymmene Oyj	7,016	120,227
Wartsila Oyj	1,071	69,892

		1,566,190

France (5.6%)
Accor S.A.	1,933	70,583
Aeroports de Paris S.A.	478	38,994
Air France-KLM*	1,827	28,020
Air Liquide S.A.	3,808	464,565
Alcatel-Lucent*	31,451	105,903
Alstom S.A.	2,769	141,254
Atos Origin S.A.*	747	33,768
AXA S.A.	23,197	405,569
bioMerieux S.A.	133	13,782
BNP Paribas S.A.	12,909	918,098
Bouygues S.A.	3,071	131,813
Bureau Veritas S.A.	707	49,367
Cap Gemini S.A.	1,957	98,178
Carrefour S.A.	8,109	435,717
Casino Guichard Perrachon S.A.	727	66,561
Christian Dior S.A.	853	111,494
Cie de Saint-Gobain S.A.	5,207	231,622
Cie Generale de Geophysique-Veritas*	2,098	46,048
Cie Generale des Etablissements Michelin, Class B	1,998	152,014
Cie Generale d’Optique Essilor International S.A.	2,741	188,590
CNP Assurances S.A.	2,180	40,492
Credit Agricole S.A.	5,076	79,336
Danone S.A.	7,863	470,306
Dassault Systemes S.A.	802	58,996
Edenred*	2,172	43,023
EDF S.A.	3,497	150,837
Eiffage S.A.	656	31,193
Eramet S.A.	59	17,434
Eurazeo S.A.	480	32,211
Eutelsat Communications S.A.	1,374	52,447
Fonciere des Regions (REIT)	383	40,814
France Telecom S.A.	25,077	541,852
GDF Suez S.A.	16,816	601,995
Gecina S.A. (REIT)	310	36,767
Groupe Eurotunnel S.A. (Registered)	6,681	56,806
Hermes International S.A.	711	162,353
ICADE (REIT)	373	39,184
Iliad S.A.	182	18,963
Imerys S.A.	596	35,701
Ipsen S.A.	330	10,939
J.C. Decaux S.A.*	1,141	30,122
Klepierre S.A. (REIT)	1,329	51,255
Lafarge S.A.	2,688	153,905
Lagardere S.C.A.	1,597	62,385
Legrand S.A.	1,778	60,136
L’Oreal S.A.	3,240	364,308
LVMH Moet Hennessy Louis Vuitton S.A.	3,312	$485,823
Metropole Television S.A.	722	16,979
Natixis S.A.*	12,007	68,748
Neopost S.A.	480	35,721
PagesJaunes Groupe S.A.	2,308	24,167
Pernod-Ricard S.A.	2,675	223,360
Peugeot S.A.*	2,015	67,753
PPR S.A.	1,020	165,124
Publicis Groupe S.A.	1,699	80,695
Renault S.A.*	2,574	132,447
Safran S.A.	2,234	62,798
Sanofi-Aventis S.A.	14,180	944,797
Schneider Electric S.A.	3,250	412,087
SCOR SE	2,333	55,753
Societe BIC S.A.	432	34,682
Societe Generale S.A.	8,543	492,054
Societe Television Francaise 1 S.A.	1,587	24,707
Sodexo S.A.	1,265	82,087
Suez Environnement Co. S.A.	3,617	66,813
Technip S.A.	1,296	104,222
Thales S.A.	1,294	47,294
Total S.A.	28,603	1,474,132
Unibail-Rodamco S.A. (REIT)	1,228	272,288
Vallourec S.A.	1,463	145,334
Veolia Environnement	4,656	122,630
Vinci S.A.	5,852	293,341
Vivendi S.A.	16,629	454,523

		13,366,059

Germany (4.6%)
Adidas AG	2,818	174,449
Allianz SE (Registered)	6,169	697,180
BASF SE	12,477	786,764
Bayer AG	11,180	779,584
Bayerische Motoren Werke (BMW) AG	4,452	312,199
Bayerische Motoren Werke (BMW) AG (Preference)	849	39,600
Beiersdorf AG	1,344	82,266
Celesio AG	852	18,537
Commerzbank AG*	9,522	78,924
Continental AG*	719	55,880
Daimler AG (Registered)*	12,183	771,630
Deutsche Bank AG (Registered)	8,385	458,892
Deutsche Boerse AG	2,622	174,951
Deutsche Lufthansa AG (Registered)*	3,187	58,588
Deutsche Post AG (Registered)	11,408	206,919
Deutsche Postbank AG*	1,310	44,584
Deutsche Telekom AG (Registered)	38,293	523,856
E.ON AG	24,497	722,345
Fraport AG	497	30,225
Fresenius Medical Care AG & Co. KGaA	2,607	161,014
Fresenius SE	382	30,579
Fresenius SE (Preference)	1,063	85,847
GEA Group AG	2,273	56,814
Hannover Rueckversicherung AG (Registered)	883	40,614
HeidelbergCement AG	1,854	89,346
Henkel AG & Co. KGaA	1,729	78,290
Henkel AG & Co. KGaA (Preference) .	2,378	127,727
Hochtief AG	670	58,018
Infineon Technologies AG*	14,482	100,312
K+S AG	1,926	115,304
Linde AG	2,266	294,950
MAN SE	1,419	154,679

See Notes to Portfolio of Investments.

EQ ADVISORS TRUST

AXA TACTICAL MANAGER INTERNATIONAL PORTFOLIO-I

PORTFOLIO OF INVESTMENTS (Continued)

September 30, 2010 (Unaudited)

	Number of Shares	Value (Note 1)
Merck KGaA	861	$72,327
Metro AG	1,771	115,284
Muenchener Rueckversicherungs-Gesellschaft AG (Registered)	2,549	353,052
Porsche Automobil Holding SE (Preference)	1,190	58,929
Puma AG Rudolf Dassler Sport	59	19,464
RWE AG	5,652	381,787
RWE AG (Preference)	594	37,861
Salzgitter AG	624	40,419
SAP AG	11,583	572,959
Siemens AG (Registered)	11,127	1,174,527
Suedzucker AG	743	16,617
ThyssenKrupp AG	4,503	146,838
TUI AG*	1,552	18,989
United Internet AG (Registered)	1,623	26,241
Volkswagen AG	436	48,043
Volkswagen AG (Preference)	2,285	275,773
Wacker Chemie AG	236	43,546

		10,813,523

Greece (0.1%)
Alpha Bank AE*	7,241	45,408
Coca Cola Hellenic Bottling Co. S.A.	2,460	64,925
EFG Eurobank Ergasias S.A.*	5,137	30,953
Hellenic Telecommunications Organization S.A.	2,731	19,658
National Bank of Greece S.A.*	8,160	79,760
OPAP S.A.	3,185	50,367
Piraeus Bank S.A.*	5,548	27,455
Public Power Corp. S.A.	1,294	20,163

		338,689

Hong Kong (1.6%)
ASM Pacific Technology Ltd.	2,700	24,081
Bank of East Asia Ltd.	20,200	85,524
BOC Hong Kong Holdings Ltd.	50,000	158,529
Cathay Pacific Airways Ltd.	18,000	48,835
Cheung Kong Holdings Ltd.	19,000	287,981
Cheung Kong Infrastructure Holdings Ltd.	6,000	23,818
CLP Holdings Ltd.	26,000	207,595
Esprit Holdings Ltd.	15,381	83,458
Hang Lung Group Ltd.	11,000	71,808
Hang Lung Properties Ltd.	28,000	136,773
Hang Seng Bank Ltd.	10,400	152,940
Henderson Land Development Co., Ltd.	14,000	99,693
Hong Kong & China Gas Co., Ltd.	58,200	147,322
Hong Kong Exchanges and Clearing Ltd.	14,000	275,711
Hongkong Electric Holdings Ltd.	18,500	112,423
Hopewell Holdings Ltd.	6,500	21,028
Hutchison Whampoa Ltd.	29,000	270,607
Hysan Development Co., Ltd.	10,000	35,830
Kerry Properties Ltd.	10,000	54,390
Li & Fung Ltd.	30,000	168,775
Lifestyle International Holdings Ltd.	6,664	16,456
Link REIT (REIT)	29,000	85,966
Mongolia Energy Co., Ltd.*	34,648	14,379
MTR Corp.	19,000	71,873
New World Development Ltd.	34,000	68,536
Noble Group Ltd.	40,454	58,139
NWS Holdings Ltd.	11,000	21,578
Orient Overseas International Ltd.	2,500	19,945
PCCW Ltd.	42,000	15,211
Shangri-La Asia Ltd.	20,000	45,522
Sino Land Co., Ltd.	24,000	$49,677
Sun Hung Kai Properties Ltd.	19,000	328,141
Swire Pacific Ltd., Class A	10,500	144,667
Television Broadcasts Ltd.	3,000	17,129
Wharf Holdings Ltd.	18,000	115,765
Wheelock & Co., Ltd.	13,000	43,479
Wing Hang Bank Ltd.	3,000	35,978
Yue Yuen Industrial Holdings Ltd.	11,000	40,760

		3,660,322

Ireland (0.3%)
Bank of Ireland*	48,384	40,895
CRH plc	9,562	156,946
Elan Corp. plc*	7,517	42,281
Experian plc	13,842	150,689
James Hardie Industries SE (CDI)*	6,658	36,038
Kerry Group plc, Class A	1,923	67,465
Shire plc	7,619	171,631

		665,945

Israel (0.5%)
Bank Hapoalim B.M.*	13,530	61,922
Bank Leumi Le-Israel B.M.*	15,911	73,911
Bezeq Israeli Telecommunication Corp., Ltd.	23,464	58,493
Cellcom Israel Ltd.	553	16,883
Delek Group Ltd.	45	12,355
Discount Investment Corp.	301	6,009
Elbit Systems Ltd.	260	13,855
Israel Chemicals Ltd.	5,869	82,789
Israel Corp., Ltd.*	31	29,618
Israel Discount Bank Ltd., Class A*	6,817	13,522
Makhteshim-Agan Industries Ltd.*	3,105	11,508
Mizrahi Tefahot Bank Ltd.	1,550	14,362
NICE Systems Ltd.*	845	26,029
Ormat Industries	756	6,247
Partner Communications Co., Ltd.	949	17,587
Teva Pharmaceutical Industries Ltd.	12,622	685,436

		1,130,526

Italy (1.6%)
A2A S.p.A.	12,228	18,754
Assicurazioni Generali S.p.A.	15,761	317,351
Atlantia S.p.A.	3,181	65,915
Autogrill S.p.A.*	1,548	19,415
Banca Carige S.p.A.	7,649	17,810
Banca Monte dei Paschi di Siena S.p.A.*	32,938	45,621
Banca Popolare di Milano S.c.a.r.l.	6,490	30,966
Banco Popolare S.c.a.r.l.	8,818	52,773
Enel S.p.A.	88,826	473,470
ENI S.p.A.	35,351	762,883
Exor S.p.A.	736	17,057
Fiat S.p.A.	10,203	157,453
Finmeccanica S.p.A.	5,388	64,013
Intesa Sanpaolo S.p.A. (BATS Europe Exchange)	14,852	38,247
Intesa Sanpaolo S.p.A. (XetraIntlMkt Exchange)	104,271	338,666
Luxottica Group S.p.A.	1,690	46,216
Mediaset S.p.A.	9,505	67,380
Mediobanca S.p.A.*	6,455	60,014
Mediolanum S.p.A.	2,727	12,129
Parmalat S.p.A.	23,060	59,164
Pirelli & C. S.p.A.	2,656	21,616
Prysmian S.p.A.	2,629	48,025
Saipem S.p.A.	3,532	141,465
Snam Rete Gas S.p.A.	19,243	97,456

See Notes to Portfolio of Investments.

EQ ADVISORS TRUST

AXA TACTICAL MANAGER INTERNATIONAL PORTFOLIO-I

PORTFOLIO OF INVESTMENTS (Continued)

September 30, 2010 (Unaudited)

	Number of Shares	Value (Note 1)
Telecom Italia S.p.A.	126,140	$176,259
Telecom Italia S.p.A. (RNC)	79,737	89,842
Terna Rete Elettrica Nazionale S.p.A.	17,189	73,052
UniCredit S.p.A.	182,444	465,846
Unione di Banche Italiane S.c.p.A.	8,181	79,296

		3,858,154

Japan (12.5%)
77 Bank Ltd.	4,000	20,268
ABC-Mart, Inc.	300	9,236
Acom Co., Ltd.	490	7,413
Advantest Corp.	2,300	45,763
Aeon Co., Ltd.	8,000	85,865
Aeon Credit Service Co., Ltd.	1,000	10,769
Aeon Mall Co., Ltd.	900	21,875
Air Water, Inc.	2,000	23,766
Aisin Seiki Co., Ltd.	2,500	77,983
Ajinomoto Co., Inc.	9,000	88,081
Alfresa Holdings Corp.	600	25,587
All Nippon Airways Co., Ltd.*	12,000	44,418
Amada Co., Ltd.	5,000	34,260
Aozora Bank Ltd.	11,000	16,208
Asahi Breweries Ltd.	5,200	104,025
Asahi Glass Co., Ltd.	14,000	142,717
Asahi Kasei Corp.	17,000	93,675
Asics Corp.	2,000	20,388
Astellas Pharma, Inc.	6,100	220,310
Bank of Kyoto Ltd.	4,000	32,439
Bank of Yokohama Ltd.	16,000	74,748
Benesse Holdings, Inc.	1,000	48,155
Bridgestone Corp.	8,800	160,335
Brother Industries Ltd.	3,600	44,461
Canon Marketing Japan, Inc.	700	9,635
Canon, Inc.	15,300	713,866
Casio Computer Co., Ltd.	2,600	19,279
Central Japan Railway Co.	21	154,456
Chiba Bank Ltd.	10,000	58,337
Chiyoda Corp.	2,000	16,363
Chubu Electric Power Co., Inc.	8,900	219,941
Chugai Pharmaceutical Co., Ltd.	3,100	56,965
Chugoku Bank Ltd.	2,000	24,317
Chugoku Electric Power Co., Inc.	3,900	76,944
Chuo Mitsui Trust Holdings, Inc.	14,000	46,454
Citizen Holdings Co., Ltd.	4,400	26,406
Coca-Cola West Co., Ltd.	600	10,120
Cosmo Oil Co., Ltd.	7,000	18,280
Credit Saison Co., Ltd.	2,000	26,737
Dai Nippon Printing Co., Ltd.	8,000	97,652
Daicel Chemical Industries Ltd.	4,000	26,929
Daido Steel Co., Ltd.	3,000	14,590
Daihatsu Motor Co., Ltd.	3,000	40,141
Dai-ichi Life Insurance Co., Ltd.	108	130,407
Daiichi Sankyo Co., Ltd.	9,100	185,096
Daikin Industries Ltd.	3,100	116,603
Dainippon Sumitomo Pharma Co., Ltd.	1,800	15,072
Daito Trust Construction Co., Ltd.	1,100	65,752
Daiwa House Industry Co., Ltd.	6,000	60,374
Daiwa Securities Group, Inc.	22,000	88,812
DeNA Co., Ltd.	1,100	34,642
Denki Kagaku Kogyo KK	7,000	30,103
Denso Corp.	6,500	192,711
Dentsu, Inc.	2,281	52,844
Dowa Holdings Co., Ltd.	3,000	17,861
East Japan Railway Co.	4,609	278,263
Eisai Co., Ltd.	3,400	118,886
Electric Power Development Co., Ltd.	1,600	48,107
Elpida Memory, Inc.*	2,700	$31,049
FamilyMart Co., Ltd.	1,000	35,853
Fanuc Ltd.	2,600	331,073
Fast Retailing Co., Ltd.	700	98,610
Fuji Electric Holdings Co., Ltd.	10,000	26,234
Fuji Heavy Industries Ltd.	8,000	50,982
Fuji Media Holdings, Inc.	4	5,093
Fujifilm Holdings Corp.	6,300	208,667
Fujitsu Ltd.	25,000	175,491
Fukuoka Financial Group, Inc.	11,000	44,011
Furukawa Electric Co., Ltd.	9,000	33,852
GS Yuasa Corp.	6,000	42,190
Gunma Bank Ltd.	6,000	31,409
Hachijuni Bank Ltd.	6,000	31,337
Hakuhodo DY Holdings, Inc.	260	12,583
Hamamatsu Photonics KK	900	29,357
Hankyu Hanshin Holdings, Inc.	15,000	72,053
Hino Motors Ltd.	3,000	14,483
Hirose Electric Co., Ltd.	400	40,297
Hiroshima Bank Ltd.	6,000	24,437
Hisamitsu Pharmaceutical Co., Inc.	1,000	40,848
Hitachi Chemical Co., Ltd.	1,200	22,396
Hitachi Construction Machinery Co., Ltd.	1,300	28,109
Hitachi High-Technologies Corp.	800	14,758
Hitachi Ltd.	61,000	266,711
Hitachi Metals Ltd.	2,000	23,551
Hokkaido Electric Power Co., Inc.	2,500	49,772
Hokuhoku Financial Group, Inc.	20,000	36,656
Hokuriku Electric Power Co.	2,400	54,796
Honda Motor Co., Ltd.	22,400	795,055
HOYA Corp.	5,900	143,825
Ibiden Co., Ltd.	1,800	45,690
Idemitsu Kosan Co., Ltd.	300	25,731
IHI Corp.	21,000	40,249
INPEX Corp.	29	136,524
Isetan Mitsukoshi Holdings Ltd.	5,200	54,006
Isuzu Motors Ltd.	16,000	61,715
Ito En Ltd.	600	9,854
ITOCHU Corp.	20,200	184,868
ITOCHU Techno-Solutions Corp.	300	9,796
Iyo Bank Ltd.	3,000	24,329
J. Front Retailing Co., Ltd.	7,000	32,535
Jafco Co., Ltd.	400	9,444
Japan Petroleum Exploration Co.	300	11,302
Japan Prime Realty Investment Corp. (REIT)	8	17,614
Japan Real Estate Investment Corp. (REIT)	7	63,644
Japan Retail Fund Investment Corp. (REIT)	18	25,335
Japan Steel Works Ltd.	4,000	37,662
Japan Tobacco, Inc.	61	203,065
JFE Holdings, Inc.	6,200	189,610
JGC Corp.	3,000	52,072
Joyo Bank Ltd.	10,000	43,603
JS Group Corp.	3,300	64,711
JSR Corp.	2,600	44,257
JTEKT Corp.	3,200	29,478
Jupiter Telecommunications Co., Ltd.	38	40,968
JX Holdings, Inc.	30,190	175,035
Kajima Corp.	13,000	31,301
Kamigumi Co., Ltd.	3,000	22,281
Kaneka Corp.	4,000	24,006
Kansai Electric Power Co., Inc.	10,200	247,669

See Notes to Portfolio of Investments.

EQ ADVISORS TRUST

AXA TACTICAL MANAGER INTERNATIONAL PORTFOLIO-I

PORTFOLIO OF INVESTMENTS (Continued)

September 30, 2010 (Unaudited)

	Number of Shares	Value (Note 1)
Kansai Paint Co., Ltd.	3,000	$25,551
Kao Corp.	7,300	177,865
Kawasaki Heavy Industries Ltd.	20,000	56,780
Kawasaki Kisen Kaisha Ltd.	9,000	33,852
KDDI Corp.	40	191,423
Keihin Electric Express Railway Co., Ltd.	6,000	58,002
Keio Corp.	8,000	55,007
Keisei Electric Railway Co., Ltd.	4,000	25,683
Keyence Corp.	600	130,522
Kikkoman Corp.	2,000	22,065
Kinden Corp.	2,000	18,064
Kintetsu Corp.	21,000	70,939
Kirin Holdings Co., Ltd.	11,000	156,145
Kobe Steel Ltd.	33,000	77,480
Koito Manufacturing Co., Ltd.	1,000	15,333
Komatsu Ltd.	12,800	297,154
Konami Corp.	1,300	22,954
Konica Minolta Holdings, Inc.	6,500	63,380
Kubota Corp.	15,000	137,278
Kuraray Co., Ltd.	4,800	60,604
Kurita Water Industries Ltd.	1,600	44,408
Kyocera Corp.	2,200	207,930
Kyowa Hakko Kirin Co., Ltd.	4,000	39,626
Kyushu Electric Power Co., Inc.	5,100	116,442
Lawson, Inc.	900	41,237
Mabuchi Motor Co., Ltd.	300	15,345
Makita Corp.	1,500	47,562
Marubeni Corp.	22,000	124,389
Marui Group Co., Ltd.	2,500	18,717
Maruichi Steel Tube Ltd.	500	9,583
Matsui Securities Co., Ltd.	1,500	8,391
Mazda Motor Corp.	20,500	49,359
McDonald’s Holdings Co. Japan Ltd.	776	18,684
Medipal Holdings Corp.	2,000	25,419
MEIJI Holdings Co., Ltd.	911	42,887
Minebea Co., Ltd.	4,000	20,604
Mitsubishi Chemical Holdings Corp.	16,000	81,265
Mitsubishi Corp.	18,300	434,263
Mitsubishi Electric Corp.	26,000	223,622
Mitsubishi Estate Co., Ltd.	16,000	260,278
Mitsubishi Gas Chemical Co., Inc.	6,000	34,859
Mitsubishi Heavy Industries Ltd.	41,000	151,270
Mitsubishi Logistics Corp.	2,000	23,982
Mitsubishi Materials Corp.*	16,000	45,999
Mitsubishi Motors Corp.*	51,000	66,591
Mitsubishi Tanabe Pharma Corp.	3,000	48,874
Mitsubishi UFJ Financial Group, Inc.	173,500	808,475
Mitsubishi UFJ Lease & Finance Co., Ltd.	790	27,775
Mitsui & Co., Ltd.	23,400	348,141
Mitsui Chemicals, Inc.	14,000	37,734
Mitsui Engineering & Shipbuilding Co., Ltd.	8,000	18,112
Mitsui Fudosan Co., Ltd.	11,000	185,529
Mitsui Mining & Smelting Co., Ltd.	8,000	22,904
Mitsui O.S.K. Lines Ltd.	15,000	94,334
Mitsumi Electric Co., Ltd.	900	13,800
Mizuho Financial Group, Inc.	272,435	398,144
Mizuho Securities Co., Ltd.	6,000	13,728
Mizuho Trust & Banking Co., Ltd.*	17,000	14,255
MS&AD Insurance Group Holdings, Inc.	7,280	167,175
Murata Manufacturing Co., Ltd.	2,700	142,310
Namco Bandai Holdings, Inc.	2,100	19,471
NEC Corp.	35,000	$93,076
NGK Insulators Ltd.	3,000	49,844
NGK Spark Plug Co., Ltd.	2,000	26,761
NHK Spring Co., Ltd.	2,000	16,555
Nidec Corp.	1,500	133,325
Nikon Corp.	4,300	79,736
Nintendo Co., Ltd.	1,300	324,844
Nippon Building Fund, Inc. (REIT)	7	61,296
Nippon Electric Glass Co., Ltd.	5,000	68,160
Nippon Express Co., Ltd.	11,000	41,771
Nippon Meat Packers, Inc.	2,000	24,485
Nippon Paper Group, Inc.	1,530	38,287
Nippon Sheet Glass Co., Ltd.	11,000	23,982
Nippon Steel Corp.	69,000	234,739
Nippon Telegraph & Telephone Corp.	7,024	306,690
Nippon Yusen KK	20,000	81,936
Nishi-Nippon City Bank Ltd.	8,000	22,904
Nissan Chemical Industries Ltd.	2,000	22,544
Nissan Motor Co., Ltd.	33,500	292,543
Nissha Printing Co., Ltd.	400	9,090
Nisshin Seifun Group, Inc.	3,000	39,423
Nisshin Steel Co., Ltd.	8,000	14,279
Nisshinbo Holdings, Inc.	2,000	20,053
Nissin Food Holdings Co., Ltd.	1,000	36,116
Nitori Holdings Co., Ltd.	500	41,806
Nitto Denko Corp.	2,200	86,045
NKSJ Holdings, Inc.*	18,700	117,379
NOK Corp.	1,200	20,886
Nomura Holdings, Inc.	47,600	230,359
Nomura Real Estate Holdings, Inc.	1,100	15,615
Nomura Real Estate Office Fund, Inc. (REIT)	3	16,657
Nomura Research Institute Ltd.	1,600	30,072
NSK Ltd.	6,000	40,680
NTN Corp.	7,000	30,187
NTT Data Corp.	17	53,741
NTT DoCoMo, Inc.	208	346,334
NTT Urban Development Corp.	14	11,773
Obayashi Corp.	9,000	35,793
Obic Co., Ltd.	80	15,122
Odakyu Electric Railway Co., Ltd.	8,000	73,982
OJI Paper Co., Ltd.	11,000	48,622
Olympus Corp.	2,900	75,939
Omron Corp.	2,700	61,323
Ono Pharmaceutical Co., Ltd.	1,100	47,898
Oracle Corp. Japan	600	28,570
Oriental Land Co., Ltd.	700	65,237
ORIX Corp.	1,400	106,996
Osaka Gas Co., Ltd.	26,000	93,747
Otsuka Corp.	200	13,273
Panasonic Corp.	26,500	359,026
Panasonic Electric Works Co., Ltd.	5,000	66,303
Rakuten, Inc.	96	70,264
Resona Holdings, Inc.	8,105	72,720
Ricoh Co., Ltd.	9,000	126,893
Rinnai Corp.	500	29,408
Rohm Co., Ltd.	1,300	80,199
Sankyo Co., Ltd.	800	42,357
Santen Pharmaceutical Co., Ltd.	1,100	38,094
Sanyo Electric Co., Ltd.*	28,000	46,287
Sapporo Hokuyo Holdings, Inc.	3,575	16,530
Sapporo Holdings Ltd.	3,000	14,051
SBI Holdings, Inc.	270	33,863
Secom Co., Ltd.	2,800	126,449
Sega Sammy Holdings, Inc.	2,900	44,327

See Notes to Portfolio of Investments.

EQ ADVISORS TRUST

AXA TACTICAL MANAGER INTERNATIONAL PORTFOLIO-I

PORTFOLIO OF INVESTMENTS (Continued)

September 30, 2010 (Unaudited)

	Number of Shares	Value (Note 1)
Seiko Epson Corp.	2,200	$33,337
Sekisui Chemical Co., Ltd.	6,000	36,296
Sekisui House Ltd.	8,000	71,874
Senshu Ikeda Holdings, Inc.	7,245	10,848
Seven & I Holdings Co., Ltd.	10,300	241,337
Seven Bank Ltd.	7	12,536
Sharp Corp.	14,000	139,363
Shikoku Electric Power Co., Inc.	2,400	68,855
Shimadzu Corp.	3,000	23,071
Shimamura Co., Ltd.	300	27,851
Shimano, Inc.	900	47,652
Shimizu Corp.	7,000	25,910
Shin-Etsu Chemical Co., Ltd.	5,500	267,819
Shinko Electric Industries Co., Ltd.	800	8,845
Shinsei Bank Ltd.*	10,000	7,068
Shionogi & Co., Ltd.	3,900	71,385
Shiseido Co., Ltd.	4,700	105,508
Shizuoka Bank Ltd.	8,000	68,903
Showa Denko KK	21,000	40,249
Showa Shell Sekiyu KK	2,100	16,049
SMC Corp.	700	92,322
Softbank Corp.	11,000	359,859
Sojitz Corp.	20,300	36,476
Sony Corp.	13,600	420,479
Sony Financial Holdings, Inc.	13	42,357
Square Enix Holdings Co., Ltd.	700	15,689
Stanley Electric Co., Ltd.	2,200	35,050
Sumco Corp.*	1,900	29,633
Sumitomo Chemical Co., Ltd.	21,000	92,070
Sumitomo Corp.	15,100	194,629
Sumitomo Electric Industries Ltd.	10,100	123,165
Sumitomo Heavy Industries Ltd.	8,000	41,208
Sumitomo Metal Industries Ltd.	45,000	113,740
Sumitomo Metal Mining Co., Ltd.	7,000	106,912
Sumitomo Mitsui Financial Group, Inc.	18,197	530,128
Sumitomo Realty & Development Co., Ltd.	5,000	103,318
Sumitomo Rubber Industries Ltd.	1,900	18,549
Sumitomo Trust & Banking Co., Ltd.	19,000	95,137
Suruga Bank Ltd.	3,000	26,449
Suzuken Co., Ltd.	1,000	33,098
Suzuki Motor Corp.	4,300	90,450
Sysmex Corp.	400	27,743
T&D Holdings, Inc.	3,600	75,036
Taiheiyo Cement Corp.*	10,000	11,739
Taisei Corp.	16,000	32,966
Taisho Pharmaceutical Co., Ltd.	2,000	40,465
Taiyo Nippon Sanso Corp.	4,000	34,020
Takashimaya Co., Ltd.	4,000	30,858
Takeda Pharmaceutical Co., Ltd.	10,100	463,985
TDK Corp.	1,600	89,219
Teijin Ltd.	13,000	42,980
Terumo Corp.	2,300	122,053
THK Co., Ltd.	1,800	33,723
Tobu Railway Co., Ltd.	11,000	63,380
Toho Co., Ltd.	1,400	22,523
Toho Gas Co., Ltd.	5,000	24,736
Tohoku Electric Power Co., Inc.	5,800	128,256
Tokio Marine Holdings, Inc.	9,800	264,370
Tokuyama Corp.	4,000	20,316
Tokyo Electric Power Co., Inc.	16,400	399,981
Tokyo Electron Ltd.	2,300	115,303
Tokyo Gas Co., Ltd.	35,000	158,900
Tokyo Steel Manufacturing Co., Ltd.	1,100	12,979
Tokyo Tatemono Co., Ltd.	4,000	15,333
Tokyu Corp.	15,000	$66,303
Tokyu Land Corp.	6,000	24,868
TonenGeneral Sekiyu KK	4,000	37,039
Toppan Printing Co., Ltd.	7,000	54,756
Toray Industries, Inc.	19,000	105,834
Toshiba Corp.	54,000	261,332
Tosoh Corp.	6,000	16,172
TOTO Ltd.	4,000	27,408
Toyo Seikan Kaisha Ltd.	2,300	41,438
Toyo Suisan Kaisha Ltd.	1,000	20,616
Toyoda Gosei Co., Ltd.	1,100	24,245
Toyota Boshoku Corp.	700	11,647
Toyota Industries Corp.	2,400	64,082
Toyota Motor Corp.	37,300	1,339,547
Toyota Tsusho Corp.	3,100	45,676
Trend Micro, Inc.	1,500	44,759
Tsumura & Co.	700	21,768
Ube Industries Ltd.	15,000	33,242
Unicharm Corp.	1,800	72,449
UNY Co., Ltd.	2,100	16,603
Ushio, Inc.	1,200	20,196
USS Co., Ltd.	300	22,389
West Japan Railway Co.	23	82,489
Yahoo! Japan Corp.	195	67,367
Yakult Honsha Co., Ltd.	1,500	46,323
Yamada Denki Co., Ltd.	1,100	68,256
Yamaguchi Financial Group, Inc.	3,000	28,282
Yamaha Corp.	1,800	20,894
Yamaha Motor Co., Ltd.*	3,600	54,035
Yamato Holdings Co., Ltd.	5,200	62,913
Yamato Kogyo Co., Ltd.	500	12,111
Yamazaki Baking Co., Ltd.	2,000	24,389
Yaskawa Electric Corp.	3,000	24,185
Yokogawa Electric Corp.	2,400	16,330

		29,502,663

Luxembourg (0.3%)
ArcelorMittal S.A.	11,601	382,092
Millicom International Cellular S.A. (SDR)	1,021	97,399
SES S.A.	3,974	95,538
Tenaris S.A.	6,289	120,629

		695,658

Macau (0.0%)
Sands China Ltd.*	29,200	52,688
Wynn Macau Ltd.*	23,200	40,128

		92,816

Mexico (0.0%)
Fresnillo plc	2,588	50,493

Netherlands (2.7%)
Aegon N.V.*	20,913	125,300
Akzo Nobel N.V.	3,110	191,868
ASML Holding N.V.	5,787	172,851
Corio N.V. (REIT)	830	56,745
Delta Lloyd N.V.	834	15,588
European Aeronautic Defence and Space Co. N.V.*	5,481	136,700
Fugro N.V. (CVA)	944	62,074
Heineken Holding N.V.	1,468	64,220
Heineken N.V.	3,505	181,762
ING Groep N.V. (CVA)*	51,735	536,716
Koninklijke (Royal) KPN N.V.	21,984	340,006
Koninklijke Ahold N.V.	16,103	217,065
Koninklijke Boskalis Westminster N.V.	1,012	42,471

See Notes to Portfolio of Investments.

EQ ADVISORS TRUST

AXA TACTICAL MANAGER INTERNATIONAL PORTFOLIO-I

PORTFOLIO OF INVESTMENTS (Continued)

September 30, 2010 (Unaudited)

	Number of Shares	Value (Note 1)
Koninklijke DSM N.V.	2,052	$105,126
Koninklijke Philips Electronics N.V.	13,122	412,421
Koninklijke Vopak N.V.	1,028	49,064
QIAGEN N.V.*	3,060	54,752
Randstad Holding N.V.*	1,473	66,919
Reed Elsevier N.V.	9,225	116,328
Royal Dutch Shell plc, Class A	48,008	1,444,966
Royal Dutch Shell plc, Class B	36,485	1,064,326
SBM Offshore N.V.	2,471	46,823
TNT N.V.	5,023	134,966
Unilever N.V. (CVA)	22,134	661,569
Wolters Kluwer N.V.	3,908	82,045

		6,382,671

New Zealand (0.1%)
Auckland International Airport Ltd.	12,404	18,657
Contact Energy Ltd.*	3,405	14,140
Fletcher Building Ltd.	8,510	50,325
Sky City Entertainment Group Ltd.	6,453	13,399
Telecom Corp. of New Zealand Ltd.	28,119	41,674

		138,195

Norway (0.4%)
Aker Solutions ASA	2,640	38,268
DnB NOR ASA	13,291	180,907
Norsk Hydro ASA	11,696	70,600
Orkla ASA	10,247	94,435
Renewable Energy Corp. ASA*	5,580	18,900
Statoil ASA	15,071	314,430
Telenor ASA	11,213	175,598
Yara International ASA	2,542	114,973

		1,008,111

Portugal (0.2%)
Banco Comercial Portugues S.A. (Registered)	43,975	38,307
Banco Espirito Santo S.A. (Registered)	8,186	37,887
Brisa Auto-Estradas de Portugal S.A.	2,023	13,045
Cimpor Cimentos de Portugal SGPS S.A.	2,270	14,613
EDP - Energias de Portugal S.A.	23,123	79,247
Galp Energia SGPS S.A., Class B	3,187	55,004
Jeronimo Martins SGPS S.A.	3,380	45,202
Portugal Telecom SGPS S.A. (Registered)	7,725	103,099

		386,404

Singapore (1.0%)
Ascendas Real Estate Investment Trust (REIT)	24,000	39,967
CapitaLand Ltd.	34,000	104,965
CapitaMall Trust (REIT)	32,000	52,315
CapitaMalls Asia Ltd.	22,032	36,187
City Developments Ltd.	7,000	67,919
ComfortDelgro Corp., Ltd.	30,000	34,674
Cosco Corp. (Singapore) Ltd.	11,000	14,805
DBS Group Holdings Ltd.	23,000	246,247
Fraser and Neave Ltd.	13,000	64,254
Genting Singapore plc*	78,941	111,649
Golden Agri-Resources Ltd.	97,609	42,306
Jardine Cycle & Carriage Ltd.	1,000	29,884
Keppel Corp., Ltd.	17,000	116,082
Keppel Land Ltd.	11,000	33,876
Neptune Orient Lines Ltd.*	10,000	15,056
Olam International Ltd.	18,000	44,620
Oversea-Chinese Banking Corp., Ltd.	33,000	222,074
SembCorp Industries Ltd.	14,000	46,415
SembCorp Marine Ltd.	13,000	38,849
Singapore Airlines Ltd.	7,000	$86,868
Singapore Exchange Ltd.	11,000	75,447
Singapore Press Holdings Ltd.	17,000	54,939
Singapore Technologies Engineering Ltd.	22,000	56,209
Singapore Telecommunications Ltd.	108,000	257,866
StarHub Ltd.	6,890	13,517
United Overseas Bank Ltd.	16,000	222,888
UOL Group Ltd.	8,000	28,165
Wilmar International Ltd.	26,000	118,820

		2,276,863

Spain (2.2%)
Abertis Infraestructuras S.A.	3,910	72,865
Acciona S.A.	399	33,702
Acerinox S.A.	1,113	19,808
ACS Actividades de Construccion y Servicios S.A.	1,861	92,918
Banco Bilbao Vizcaya Argentaria S.A.	48,223	651,155
Banco de Sabadell S.A.	12,898	64,601
Banco de Valencia S.A.	2,462	14,029
Banco Popular Espanol S.A.	11,637	73,768
Banco Santander S.A.	111,478	1,415,927
Bankinter S.A.	4,593	31,914
Criteria Caixacorp S.A.	11,451	60,148
EDP Renovaveis S.A.*	2,446	13,838
Enagas S.A.	2,545	51,574
Ferrovial S.A.	6,092	56,964
Fomento de Construcciones y Contratas S.A.	461	12,745
Gamesa Corp. Tecnologica S.A.*	3,292	23,045
Gas Natural SDG S.A.	3,165	47,181
Gestevision Telecinco S.A.	1,133	12,480
Grifols S.A.	1,873	26,862
Iberdrola Renovables S.A.	12,299	40,877
Iberdrola S.A.	54,584	419,905
Iberia Lineas Aereas de Espana S.A.*	5,332	20,578
Inditex S.A.	2,942	233,702
Indra Sistemas S.A.	1,007	19,205
Mapfre S.A.	11,571	35,208
Red Electrica Corporacion S.A.	1,439	67,670
Repsol YPF S.A.	9,835	253,336
Telefonica S.A.	55,570	1,376,104
Zardoya Otis S.A.	2,217	39,683

		5,281,792

Sweden (1.8%)
Alfa Laval AB	4,437	77,742
Assa Abloy AB, Class B	4,200	105,929
Atlas Copco AB, Class A	9,024	174,178
Atlas Copco AB, Class B	5,192	91,356
Boliden AB	3,888	58,894
Electrolux AB, Class B	3,174	78,169
Getinge AB, Class B	2,666	62,296
Hennes & Mauritz AB, Class B	13,826	500,705
Hexagon AB, Class B	2,573	55,198
Holmen AB, Class B	592	18,260
Husqvarna AB, Class B	5,962	44,138
Investor AB, Class B	6,075	123,386
Kinnevik Investment AB, Class B	2,974	62,962
Modern Times Group AB, Class B	720	53,677
Nordea Bank AB	43,806	456,235
Ratos AB, Class B	1,492	51,531
Sandvik AB	13,623	208,781
Scania AB, Class B	4,275	94,375
Securitas AB, Class B	4,496	48,426

See Notes to Portfolio of Investments.

EQ ADVISORS TRUST

AXA TACTICAL MANAGER INTERNATIONAL PORTFOLIO-I

PORTFOLIO OF INVESTMENTS (Continued)

September 30, 2010 (Unaudited)

	Number of Shares	Value (Note 1)
Skandinaviska Enskilda Banken AB, Class A	19,155	$142,035
Skanska AB, Class B	5,268	96,523
SKF AB, Class B	5,188	119,302
SSAB AB, Class A	2,634	42,009
SSAB AB, Class B	936	13,144
Svenska Cellulosa AB, Class B	7,684	116,850
Svenska Handelsbanken AB, Class A	6,649	217,906
Swedbank AB, Class A*	9,580	132,820
Swedish Match AB	3,176	84,720
Tele2 AB, Class B	4,168	87,499
Telefonaktiebolaget LM Ericsson, Class B	40,722	447,073
TeliaSonera AB	30,269	245,193
Volvo AB, Class B*	14,768	216,907

		4,328,219

Switzerland (4.8%)
ABB Ltd. (Registered)*	29,795	627,949
Actelion Ltd. (Registered)*	1,383	55,410
Adecco S.A. (Registered)	1,638	85,596
Aryzta AG	1,146	50,148
Baloise Holding AG (Registered)	685	61,763
Cie Financiere Richemont S.A., Class A	7,034	338,654
Credit Suisse Group AG (Registered)	15,210	650,099
GAM Holding Ltd.*	3,212	48,704
Geberit AG (Registered)	519	92,429
Givaudan S.A. (Registered)	112	114,433
Holcim Ltd. (Registered)	3,301	211,971
Julius Baer Group Ltd.	2,727	99,267
Kuehne + Nagel International AG (Registered)	718	86,220
Lindt & Spruengli AG	10	23,976
Lindt & Spruengli AG (Registered)	2	55,869
Logitech International S.A. (Registered)*	2,714	47,284
Lonza Group AG (Registered)	649	55,446
Nestle S.A. (Registered)	46,923	2,499,790
Nobel Biocare Holding AG (Registered)	1,983	35,618
Novartis AG (Registered)	28,555	1,637,485
Pargesa Holding S.A.	451	32,931
Roche Holding AG	9,504	1,297,956
Schindler Holding AG	646	69,291
Schindler Holding AG (Registered)	240	25,645
SGS S.A. (Registered)	73	117,971
Sika AG	29	53,505
Sonova Holding AG (Registered)	605	73,882
STMicroelectronics N.V.	8,487	64,977
Straumann Holding AG (Registered)	87	19,416
Swatch Group AG	413	155,382
Swatch Group AG (Registered)	662	45,743
Swiss Life Holding AG (Registered)*	438	49,878
Swiss Reinsurance Co., Ltd. (Registered)	4,734	207,590
Swisscom AG (Registered)	313	126,232
Syngenta AG (Registered)	1,275	316,852
UBS AG (Registered)*	49,528	840,713
Xstrata plc	27,800	531,913
Zurich Financial Services AG	1,991	466,623

		11,374,611

United Kingdom (11.2%)
3i Group plc	13,112	59,012
Admiral Group plc	2,738	71,657
Aggreko plc	3,481	85,852
AMEC plc	4,421	68,477
Anglo American plc	17,806	706,419
Antofagasta plc	5,265	$102,227
ARM Holdings plc	17,567	108,231
Associated British Foods plc	4,708	77,582
AstraZeneca plc	19,659	998,580
Autonomy Corp. plc*	2,882	82,081
Aviva plc	37,506	235,025
Babcock International Group plc	5,053	45,245
BAE Systems plc	47,776	256,901
Balfour Beatty plc	10,222	42,954
Barclays plc	154,936	729,193
BG Group plc	46,069	809,456
BHP Billiton plc	30,036	955,467
BP plc	254,083	1,707,517
British Airways plc*	9,557	36,452
British American Tobacco plc	27,041	1,008,657
British Land Co. plc (REIT)	11,498	83,989
British Sky Broadcasting Group plc	15,321	169,798
BT Group plc, Class A	105,688	232,435
Bunzl plc	4,566	54,441
Burberry Group plc	5,843	95,459
Cable & Wireless Worldwide plc	38,704	44,718
Cairn Energy plc*	18,950	135,030
Capita Group plc	8,449	104,322
Capital Shopping Centres Group plc (REIT)	7,115	41,098
Carnival plc	2,220	87,255
Centrica plc	69,473	353,052
Cobham plc	15,463	56,112
Compass Group plc	25,383	211,532
Diageo plc	33,919	583,986
Eurasian Natural Resources Corp.	3,584	51,712
Firstgroup plc	7,096	40,442
G4S plc	18,890	75,551
GlaxoSmithKline plc	70,322	1,385,831
Hammerson plc (REIT)	9,536	59,067
Home Retail Group plc	12,504	40,464
HSBC Holdings plc	236,163	2,392,876
ICAP plc	7,850	53,211
Imperial Tobacco Group plc	13,793	411,031
Inmarsat plc	5,824	60,703
Intercontinental Hotels Group plc	3,901	69,615
International Power plc	20,683	126,065
Intertek Group plc	2,156	61,980
Invensys plc	11,267	52,832
Investec plc	6,047	48,304
ITV plc*	53,514	50,145
J Sainsbury plc	16,081	98,697
Johnson Matthey plc	2,858	79,107
Kazakhmys plc	2,961	67,539
Kingfisher plc	31,985	117,674
Land Securities Group plc (REIT)	10,108	101,703
Legal & General Group plc	79,153	128,693
Lloyds Banking Group plc*	552,340	643,118
London Stock Exchange Group plc	2,016	21,567
Lonmin plc*	2,164	56,736
Man Group plc	22,629	77,885
Marks & Spencer Group plc	21,276	129,713
National Grid plc	46,940	398,185
Next plc	2,516	87,585
Old Mutual plc	73,823	160,964
Pearson plc	11,018	170,572
Petrofac Ltd.	3,432	74,023
Prudential plc	34,246	342,418
Randgold Resources Ltd.	1,221	122,181
Reckitt Benckiser Group plc	8,278	455,267

See Notes to Portfolio of Investments.

EQ ADVISORS TRUST

AXA TACTICAL MANAGER INTERNATIONAL PORTFOLIO-I

PORTFOLIO OF INVESTMENTS (Continued)

September 30, 2010 (Unaudited)

	Number of Shares	Value (Note 1)
Reed Elsevier plc	16,418	$138,756
Resolution Ltd.	19,606	75,458
Rexam plc	11,671	56,285
Rio Tinto plc	19,604	1,145,916
Rolls-Royce Group plc*	25,077	237,740
Royal Bank of Scotland Group plc*	231,640	171,789
RSA Insurance Group plc	46,102	94,655
SABMiller plc	12,863	411,303
Sage Group plc	17,502	75,966
Schroders plc	1,775	40,096
Scottish & Southern Energy plc	12,519	219,867
Segro plc (REIT)	10,515	45,094
Serco Group plc	6,636	64,111
Severn Trent plc	3,186	65,614
Smith & Nephew plc	11,951	108,982
Smiths Group plc	5,249	100,514
Standard Chartered plc	27,619	792,241
Standard Life plc	30,040	109,103
Tesco plc	107,944	718,973
Thomas Cook Group plc	12,900	34,815
TUI Travel plc	9,092	30,622
Tullow Oil plc	12,073	241,620
Unilever plc	17,343	501,564
United Utilities Group plc	9,175	82,587
Vedanta Resources plc	1,622	55,164
Vodafone Group plc	712,464	1,758,278
Whitbread plc	2,403	61,304
WM Morrison Supermarkets plc	28,447	132,141
Wolseley plc*	3,788	95,150
WPP plc	16,906	187,099

		26,606,475

United States (0.0%)
Synthes, Inc.	790	91,329

Total Common Stocks (58.7%) (Cost $129,783,998)		138,964,811

	Number of Rights	Value (Note 1)
RIGHTS:
Cyprus (0.0%)
Bank of Cyprus Public Co., Ltd., expiring 10/21/10*	8,339	5,116

France (0.0%)
Cie Generale des Etablissements Michelin, expiring 10/13/10*	1,998	5,578

Germany (0.0%)
Deutsche Bank AG, expiring 10/5/10*	8,385	40,580

Greece (0.0%)
National Bank of Greece S.A., expiring 10/11/10*	16,320	11,347

Total Rights (0.0%) (Cost $—)		62,621

	Principal Amount	Value (Note 1)
SHORT-TERM INVESTMENT:
Short-Term Investment (3.7%)
BlackRock Liquidity Funds TempFund
0.23% ‡
(Amortized Cost $8,873,217)	$8,873,217	$8,873,217

Total Investments (62.4%) (Cost $138,657,215)		$147,900,649
Other Assets Less Liabilities (37.6%)		88,971,982

Net Assets (100%)		$236,872,631

*	Non-income producing.

‡	Affiliated company as defined under the Investment Company Act of 1940.

Glossary:

CDI — Chess Depositary Interest

CVA — Dutch Certification

PPS — Price Protected Share

REIT — Real Estate Investment Trust

RNC — Risparmio Non-Convertible Savings Shares

SDR — Swedish Certification

Market Sector Diversification

As a Percentage of Total Net Assets

Consumer Discretionary	5.4%
Consumer Staples	6.5
Energy	4.5
Financials	14.6
Health Care	4.8
Industrials	6.7
Information Technology	3.0
Materials	6.3
Telecommunication Services	3.4
Utilities	3.5
Cash and Other	41.3

100.0%

See Notes to Portfolio of Investments.

EQ ADVISORS TRUST

AXA TACTICAL MANAGER INTERNATIONAL PORTFOLIO-I

PORTFOLIO OF INVESTMENTS (Continued)

September 30, 2010 (Unaudited)

Investments in companies which were affiliates for the nine months ended September 30, 2010, were as follows:

Securities	Market Value December 31, 2009	Purchases at Cost	Sales at Cost	Market Value September 30, 2010	Dividend Income	Realized Gain (Loss)
BlackRock Liquidity Funds TempFund	$15,480,657	$150,710,203	$157,317,643	$8,873,217	$22,071	$—

At September 30, 2010, the Portfolio had the following futures contracts open: (Note 1)

	Number of Contracts	Expiration Date	Original Value	Value at 9/30/2010	Unrealized Appreciation/ (Depreciation)
Purchases
DJ EURO Stoxx 50 Index	971	December-10	$36,848,131	$36,243,337	$(604,794)
E-Mini MSCI EAFE Index	87	December-10	6,683,349	6,771,210	87,861
FTSE 100 Index	259	December-10	22,570,642	22,497,495	(73,147)
SPI 200 Index	80	December-10	9,023,769	8,892,260	(131,509)
TOPIX Index	226	December-10	22,110,264	22,375,299	265,035

					$(456,554)

At September 30, 2010, the Portfolio had outstanding foreign currency contracts to buy/sell foreign currencies as follows: (Note 1)

	Counterparty	Local Contract Buy Amount (000’s)	U.S. $ Current Buy Value	U.S. $ Current Sell Value	Unrealized Appreciation/ (Depreciation)
Foreign Currency Buy Contracts
Australian Dollar vs. U.S. Dollar, expiring 12/17/10	Credit Suisse First Boston	205	$196,207	$195,581	$626
Australian Dollar vs. U.S. Dollar, expiring 12/17/10	Deutsche Bank AG	138	132,146	127,658	4,488
Australian Dollar vs. U.S. Dollar, expiring 12/17/10	Deutsche Bank AG	270	258,545	250,911	7,634
Australian Dollar vs. U.S. Dollar, expiring 12/17/10	Deutsche Bank AG	218	208,752	202,290	6,462
British Pound vs. U.S. Dollar, expiring 12/17/10	Credit Suisse First Boston	102	160,146	161,532	(1,386)
British Pound vs. U.S. Dollar, expiring 12/17/10	Credit Suisse First Boston	107	167,996	166,188	1,808
British Pound vs. U.S. Dollar, expiring 12/17/10	Credit Suisse First Boston	390	612,323	615,420	(3,097)
British Pound vs. U.S. Dollar, expiring 12/17/10	Credit Suisse First Boston	166	260,002	259,831	171
British Pound vs. U.S. Dollar, expiring 12/17/10	Deutsche Bank AG	332	521,260	518,740	2,520
British Pound vs. U.S. Dollar, expiring 12/17/10	Deutsche Bank AG	84	131,885	131,175	710
British Pound vs. U.S. Dollar, expiring 12/17/10	Deutsche Bank AG	168	263,770	262,559	1,211
British Pound vs. U.S. Dollar, expiring 12/17/10	Deutsche Bank AG	239	375,244	373,183	2,061
European Union Euro vs. U.S. Dollar, expiring 12/17/10	Credit Suisse First Boston	95	129,165	127,691	1,474
European Union Euro vs. U.S. Dollar, expiring 12/17/10	Credit Suisse First Boston	328	446,903	428,246	18,657
European Union Euro vs. U.S. Dollar, expiring 12/17/10	Credit Suisse First Boston	594	809,331	809,093	238
European Union Euro vs. U.S. Dollar, expiring 12/17/10	Credit Suisse First Boston	198	269,478	263,912	5,566
European Union Euro vs. U.S. Dollar, expiring 12/17/10	Deutsche Bank AG	157	213,914	204,767	9,147

See Notes to Portfolio of Investments.

EQ ADVISORS TRUST

AXA TACTICAL MANAGER INTERNATIONAL PORTFOLIO-I

PORTFOLIO OF INVESTMENTS (Continued)

September 30, 2010 (Unaudited)

	Counterparty	Local Contract Buy Amount (000’s)	U.S. $ Current Buy Value	U.S. $ Current Sell Value	Unrealized Appreciation/ (Depreciation)
Foreign Currency Buy Contracts
European Union Euro vs. U.S. Dollar, expiring 12/17/10	Deutsche Bank AG	685	$933,319	$890,671	$42,648
European Union Euro vs. U.S. Dollar, expiring 12/17/10	Deutsche Bank AG	291	396,491	385,693	10,798
European Union Euro vs. U.S. Dollar, expiring 12/17/10	Deutsche Bank AG	212	288,852	277,117	11,735
Japanese Yen vs. U.S. Dollar, expiring 12/17/10	Credit Suisse First Boston	25,321	303,561	295,555	8,006
Japanese Yen vs. U.S. Dollar, expiring 12/17/10	Credit Suisse First Boston	57,564	690,119	683,824	6,295
Japanese Yen vs. U.S. Dollar, expiring 12/17/10	Deutsche Bank AG	15,620	187,264	182,455	4,809
Japanese Yen vs. U.S. Dollar, expiring 12/17/10	Deutsche Bank AG	41,608	498,827	489,644	9,183
Japanese Yen vs. U.S. Dollar, expiring 12/17/10	Deutsche Bank AG	17,509	209,910	207,556	2,354
Japanese Yen vs. U.S. Dollar, expiring 12/17/10	Deutsche Bank AG	60,575	726,218	708,480	17,738

					$171,856

The following is a summary of the inputs used to value the Portfolio’s assets and liabilities carried at fair value as of September 30, 2010:

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. For example, money market securities are valued using amortized cost, in accordance with rules under the Investment Company Act of 1940. Generally, amortized cost approximates the current fair value of a security, but since the value is not obtained from a quoted price in an active market, such securities are reflected as Level 2.

Various inputs are used in determining the value of the Portfolio’s investments. These inputs are summarized in the three broad levels listed below:

Investment Type	Level 1 Quoted prices in active markets for identical securities	Level 2 Significant other observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)	Level 3 Significant unobservable inputs (including the Portfolio’s own assumptions in determining the fair value of investments)	Total
Assets:
Common Stocks
Consumer Discretionary	$—	$14,461,975	$—	$14,461,975
Consumer Staples	—	14,473,640	—	14,473,640
Energy	—	10,368,907	—	10,368,907
Financials	—	34,237,975	—	34,237,975
Health Care	—	11,908,549	—	11,908,549
Industrials	—	17,055,220	—	17,055,220
Information Technology	—	6,706,689	—	6,706,689
Materials	—	14,481,771	—	14,481,771
Telecommunication Services	—	8,007,751	—	8,007,751
Utilities	—	7,262,334	—	7,262,334
Forward Currency Contracts	—	176,339	—	176,339
Futures	352,896	—	—	352,896
Rights
Consumer Discretionary	—	5,578	—	5,578
Financials	—	57,043	—	57,043
Short-Term Investments	—	8,873,217	—	8,873,217

Total Assets	$352,896	$148,076,988	$—	$148,429,884

Liabilities:

See Notes to Portfolio of Investments.

EQ ADVISORS TRUST

AXA TACTICAL MANAGER INTERNATIONAL PORTFOLIO-I

PORTFOLIO OF INVESTMENTS (Continued)

September 30, 2010 (Unaudited)

Investment Type	Level 1 Quoted prices in active markets for identical securities	Level 2 Significant other observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)	Level 3 Significant unobservable inputs (including the Portfolio’s own assumptions in determining the fair value of investments)	Total
Forward Currency Contracts	$—	$(4,483)	$—	$(4,483)
Futures	(809,450)	—	—	(809,450)

Total Liabilities	$(809,450)	$(4,483)	$—	$(813,933)

Total	$(456,554)	$148,072,505	$—	$147,615,951

Following is a reconciliation of Level 3 assets for which significant unobservable inputs were used to determine fair value:

Investments in Securities-Industrials
Balance as of 12/31/09	$439
Total gains or losses (realized/unrealized) included in earnings	(4)
Purchases, sales, issuances, and settlements (net)	(435)
Transfers into Level 3	—
Transfers out of Level 3	—

Balance as of 9/30/10	$—

The amount of total gains or losses for the year included in earnings attributable to the change in unrealized gains or losses relating to assets and liabilities still held at period ending 9/30/10.	$—

Investment security transactions for the nine months ended September 30, 2010 were as follows:

Cost of Purchases:
Stocks and long-term corporate debt securities	$91,932,048
Net Proceeds of Sales and Redemptions:
Stocks and long-term corporate debt securities	$1,454,318

As of September 30, 2010, the gross unrealized appreciation (depreciation) of investments based on the aggregate cost of investments for Federal income tax purposes was as follows:

Aggregate gross unrealized appreciation	$11,519,201
Aggregate gross unrealized depreciation	(2,348,517)

Net unrealized appreciation	$9,170,684

Federal income tax cost of investments	$138,729,965

See Notes to Portfolio of Investments.

EQ ADVISORS TRUST

ATM INTERNATIONAL PORTFOLIO

PORTFOLIO OF INVESTMENTS

September 30, 2010 (Unaudited)

	Number of Shares	Value (Note 1)
COMMON STOCKS:
Australia (4.4%)
AGL Energy Ltd.	50,806	$794,053
Alumina Ltd.	299,058	523,189
Amcor Ltd.	129,169	812,762
AMP Ltd.	250,015	1,234,842
Aristocrat Leisure Ltd.	41,401	141,257
Asciano Group*	363,017	578,942
ASX Ltd.	23,346	734,944
Australia & New Zealand Banking Group Ltd.	311,944	7,139,744
AXA Asia Pacific Holdings Ltd.	128,979	640,776
Bendigo and Adelaide Bank Ltd.	58,570	517,989
BGP Holdings plc(b)*†	810,676	—
BHP Billiton Ltd.	417,534	15,702,811
Billabong International Ltd.	25,925	199,711
BlueScope Steel Ltd.	264,729	562,922
Boral Ltd.	94,088	419,237
Brambles Ltd.	167,242	1,013,531
Caltex Australia Ltd.	33,856	392,355
CFS Retail Property Trust (REIT)	199,011	364,511
Coca-Cola Amatil Ltd.	65,665	760,353
Cochlear Ltd.	8,773	595,688
Commonwealth Bank of Australia	189,890	9,391,649
Computershare Ltd.	58,555	551,814
Crown Ltd.	54,690	443,501
CSL Ltd.	71,383	2,280,293
CSR Ltd.	224,154	389,981
Dexus Property Group (REIT)	758,300	626,659
Energy Resources of Australia Ltd.	27,400	352,230
Fairfax Media Ltd.	275,294	389,815
Fortescue Metals Group Ltd.*	134,474	677,174
Foster’s Group Ltd.	227,192	1,346,102
Goodman Fielder Ltd.	246,951	311,491
Goodman Group (REIT)	637,440	397,396
GPT Group (REIT)	201,768	573,355
Harvey Norman Holdings Ltd.	73,609	268,223
Incitec Pivot Ltd.	149,907	520,164
Insurance Australia Group Ltd.	272,354	958,207
Intoll Group	302,899	436,223
Leighton Holdings Ltd.	14,564	465,380
Lend Lease Group	105,205	773,830
MacArthur Coal Ltd.	33,117	375,468
Macquarie Group Ltd.	38,924	1,364,550
MAp Group	47,817	134,955
Metcash Ltd.	154,460	652,412
Mirvac Group (REIT)	471,069	605,565
National Australia Bank Ltd.	254,150	6,224,738
Newcrest Mining Ltd.	94,997	3,642,474
OneSteel Ltd.	164,470	465,778
Orica Ltd.	45,267	1,124,885
Origin Energy Ltd.	109,109	1,671,530
OZ Minerals Ltd.	524,264	737,288
Paladin Energy Ltd.*	110,973	385,067
Qantas Airways Ltd.*	121,616	327,959
QBE Insurance Group Ltd.	125,627	2,095,792
Rio Tinto Ltd.	53,179	3,945,990
Santos Ltd.	98,181	1,215,629
Sims Metal Management Ltd.	29,666	505,804
Sonic Healthcare Ltd.	43,814	465,833
SP AusNet	241,622	200,844
Stockland Corp., Ltd. (REIT)	291,654	1,082,489
Suncorp-Metway Ltd.	163,102	1,418,816
TABCORP Holdings Ltd.	68,984	466,735
Tatts Group Ltd.	221,185	$510,949
Telstra Corp., Ltd.	523,251	1,325,060
Toll Holdings Ltd.	96,861	617,899
Transurban Group	137,692	661,438
Wesfarmers Ltd.	121,212	3,853,309
Wesfarmers Ltd. (PPS)	19,147	612,381
Westfield Group (REIT)	251,587	2,981,282
Westpac Banking Corp.	364,019	8,176,821
Woodside Petroleum Ltd.	62,686	2,658,652
Woolworths Ltd.	148,754	4,146,563
WorleyParsons Ltd.	18,194	391,275

		109,329,334

Austria (0.2%)
Erste Group Bank AG	24,649	986,913
Immofinaz AG*	103,219	384,710
OMV AG	19,523	730,841
Raiffeisen International Bank Holding AG	6,981	325,476
Telekom Austria AG	38,988	586,780
Verbund AG, Class A	9,179	329,099
Vienna Insurance Group AG	5,646	303,489
Voestalpine AG	13,741	506,150

		4,153,458

Belgium (0.5%)
Ageas	262,035	750,160
Anheuser-Busch InBev N.V.	87,601	5,153,062
Anheuser-Busch InBev N.V. (VVPR)*	14,910	61
Belgacom S.A.	19,451	758,507
Cie Nationale a Portefeuille	5,974	311,510
Colruyt S.A.	1,719	454,391
Delhaize Group S.A.	12,708	921,646
Dexia S.A.*	62,957	277,390
Groupe Bruxelles Lambert S.A.	10,229	852,299
KBC Groep N.V.*	19,896	892,490
Mobistar S.A.	2,937	179,854
Solvay S.A.	7,867	839,207
UCB S.A.	13,013	450,861
Umicore S.A.	12,801	553,370

		12,394,808

Bermuda (0.0%)
Seadrill Ltd.	34,230	988,867

China (0.0%)
Foxconn International Holdings Ltd.*	266,551	195,821
Yangzijiang Shipbuilding Holdings Ltd.	139,799	187,093

		382,914

Cyprus (0.0%)
Bank of Cyprus Public Co., Ltd.	73,692	371,704

Denmark (0.5%)
A. P. Moller - Maersk A/S, Class A	79	642,341
A. P. Moller - Maersk A/S, Class B	156	1,304,090
Carlsberg A/S, Class B	12,785	1,333,038
Coloplast A/S, Class B	3,008	359,576
Danske Bank A/S*	56,132	1,354,323
DSV A/S	25,724	525,133
Novo Nordisk A/S, Class B	52,650	5,224,743
Novozymes A/S, Class B	5,578	709,647
Tryg A/S	4,087	245,737
Vestas Wind Systems A/S*	24,443	921,061

See Notes to Portfolio of Investments.

EQ ADVISORS TRUST

ATM INTERNATIONAL PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

September 30, 2010 (Unaudited)

	Number of Shares	Value (Note 1)
William Demant Holding A/S*	3,604	$265,942

		12,885,631

Finland (0.6%)
Elisa Oyj*	17,821	409,362
Fortum Oyj	57,843	1,513,217
Kesko Oyj, Class B	8,682	407,386
Kone Oyj, Class B	20,977	1,083,822
Metso Oyj	14,776	677,220
Neste Oil Oyj	17,139	267,760
Nokia Oyj	464,041	4,662,291
Nokian Renkaat Oyj	12,987	445,977
Orion Oyj, Class B	8,785	175,451
Outokumpu Oyj	15,037	298,673
Pohjola Bank plc	17,346	211,049
Rautaruukki Oyj	13,009	268,855
Sampo Oyj, Class A	53,728	1,450,977
Sanoma Oyj	9,487	200,723
Stora Enso Oyj, Class R	66,227	654,559
UPM-Kymmene Oyj	61,047	1,046,105
Wartsila Oyj	9,865	643,778

		14,417,205

France (5.0%)
Accor S.A.	17,882	652,955
Aeroports de Paris S.A.	4,114	335,607
Air France-KLM*	15,245	233,806
Air Liquide S.A.	34,305	4,185,115
Alcatel-Lucent*	272,130	916,324
Alstom S.A.	24,855	1,267,923
Atos Origin S.A.*	5,243	237,012
AXA S.A.	219,347	3,834,993
bioMerieux S.A.	1,606	166,415
BNP Paribas S.A.	116,531	8,287,772
Bouygues S.A.	27,310	1,172,198
Bureau Veritas S.A.	6,706	468,251
Cap Gemini S.A.	16,922	848,936
Carrefour S.A.	75,786	4,072,171
Casino Guichard Perrachon S.A.	7,188	658,104
Christian Dior S.A.	8,127	1,062,267
Cie de Saint-Gobain S.A.	47,975	2,134,065
Cie Generale de Geophysique-Veritas*	19,162	420,574
Cie Generale des Etablissements Michelin, Class B	18,024	1,371,320
Cie Generale d’Optique Essilor International S.A.	24,342	1,674,808
CNP Assurances S.A.	19,574	363,573
Credit Agricole S.A.	112,502	1,758,368
Danone S.A.	71,197	4,258,477
Dassault Systemes S.A.	6,930	509,777
Edenred*	17,602	348,661
EDF S.A.	30,706	1,324,449
Eiffage S.A.	5,422	257,817
Eramet S.A.	734	216,886
Eurazeo S.A.	4,047	271,578
Eutelsat Communications S.A.	13,337	509,087
Fonciere des Regions (REIT)	3,261	347,509
France Telecom S.A.	228,960	4,947,256
GDF Suez S.A.	153,655	5,500,687
Gecina S.A. (REIT)	2,555	303,030
Groupe Eurotunnel S.A. (Registered)	57,452	488,491
Hermes International S.A.	6,746	1,540,411
ICADE (REIT)	2,970	312,005
Iliad S.A.	2,469	257,253
Imerys S.A.	5,038	301,782
Ipsen S.A.	4,743	157,218
J.C. Decaux S.A.*	9,217	$243,323
Klepierre S.A. (REIT)	12,611	486,360
Lafarge S.A.	24,834	1,421,908
Lagardere S.C.A.	13,450	525,410
Legrand S.A.	15,780	533,715
L’Oreal S.A.	29,667	3,335,783
LVMH Moet Hennessy Louis Vuitton S.A.	30,528	4,478,021
Metropole Television S.A.	9,084	213,620
Natixis S.A.*	109,689	628,041
Neopost S.A.	3,371	250,869
PagesJaunes Groupe S.A.	17,982	188,292
Pernod-Ricard S.A.	24,044	2,007,651
Peugeot S.A.*	17,122	575,720
PPR S.A.	9,269	1,500,521
Publicis Groupe S.A.	15,370	730,008
Renault S.A.*	25,157	1,294,475
Safran S.A.	22,600	635,291
Sanofi-Aventis S.A.	130,484	8,693,998
Schneider Electric S.A.	29,113	3,691,408
SCOR SE	21,993	525,584
Societe BIC S.A.	3,828	307,319
Societe Generale S.A.	78,404	4,515,860
Societe Television Francaise 1 S.A.	15,782	245,699
Sodexo S.A.	12,216	792,705
Suez Environnement Co. S.A.	36,112	667,062
Technip S.A.	11,919	958,503
Thales S.A.	12,931	472,612
Total S.A.	262,937	13,551,159
Unibail-Rodamco S.A. (REIT)	11,379	2,523,095
Vallourec S.A.	13,493	1,340,395
Veolia Environnement	41,378	1,089,813
Vinci S.A.	54,193	2,716,516
Vivendi S.A.	151,898	4,151,853

		123,267,520

Germany (4.0%)
Adidas AG	25,032	1,549,611
Allianz SE (Registered)	56,027	6,331,803
BASF SE	113,690	7,168,965
Bayer AG	102,212	7,127,267
Bayerische Motoren Werke (BMW) AG	40,398	2,832,933
Bayerische Motoren Werke (BMW) AG (Preference)	6,315	294,554
Beiersdorf AG	12,021	735,805
Celesio AG	10,460	227,583
Commerzbank AG*	83,118	688,929
Continental AG*	4,944	384,242
Daimler AG (Registered)*	111,311	7,050,060
Deutsche Bank AG (Registered)	75,860	4,151,641
Deutsche Boerse AG	24,539	1,637,347
Deutsche Lufthansa AG (Registered)*	32,335	594,428
Deutsche Post AG (Registered)	104,141	1,888,914
Deutsche Postbank AG*	12,027	409,321
Deutsche Telekom AG (Registered)	351,282	4,805,613
E.ON AG	225,192	6,640,258
Fraport AG	5,330	324,142
Fresenius Medical Care AG & Co. KGaA	25,241	1,558,936
Fresenius SE	3,235	258,962
Fresenius SE (Preference)	10,287	830,767
GEA Group AG	21,372	534,197
Hannover Rueckversicherung AG (Registered)	8,243	379,145
HeidelbergCement AG	17,276	832,546

See Notes to Portfolio of Investments.

EQ ADVISORS TRUST

ATM INTERNATIONAL PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

September 30, 2010 (Unaudited)

	Number of Shares	Value (Note 1)
Henkel AG & Co. KGaA	16,680	$755,276
Henkel AG & Co. KGaA (Preference)	22,554	1,211,422
Hochtief AG	6,308	546,233
Infineon Technologies AG*	132,303	916,420
K+S AG	16,447	984,635
Linde AG	20,366	2,650,902
MAN SE	12,409	1,352,649
Merck KGaA	7,764	652,203
Metro AG	15,333	998,105
Muenchener Rueckversicherungs-Gesellschaft AG (Registered)	23,668	3,278,165
Porsche Automobil Holding SE (Preference)	12,290	608,601
Puma AG Rudolf Dassler Sport	615	202,892
RWE AG	51,845	3,502,080
RWE AG (Preference)	5,338	340,237
Salzgitter AG	4,720	305,737
SAP AG	105,966	5,241,664
Siemens AG (Registered)	100,912	10,651,912
Suedzucker AG	9,471	211,811
ThyssenKrupp AG	41,776	1,362,271
TUI AG*	19,298	236,114
United Internet AG (Registered)	19,699	318,496
Volkswagen AG	3,214	354,155
Volkswagen AG (Preference)	20,932	2,526,252
Wacker Chemie AG	2,121	391,358

		98,837,559

Greece (0.1%)
Alpha Bank AE*	63,293	396,907
Coca Cola Hellenic Bottling Co. S.A.	24,020	633,948
EFG Eurobank Ergasias S.A.*	41,489	249,995
Hellenic Telecommunications Organization S.A.	33,398	240,397
National Bank of Greece S.A.*	77,349	756,048
OPAP S.A.	29,500	466,504
Piraeus Bank S.A.*	34,863	172,523
Public Power Corp. S.A.	13,301	207,256

		3,123,578

Hong Kong (1.4%)
ASM Pacific Technology Ltd.	20,577	183,523
Bank of East Asia Ltd.	171,721	727,045
BOC Hong Kong Holdings Ltd.	433,923	1,375,785
Cathay Pacific Airways Ltd.	134,368	364,545
Cheung Kong Holdings Ltd.	175,508	2,660,155
Cheung Kong Infrastructure Holdings Ltd.	58,113	230,689
CLP Holdings Ltd.	245,628	1,961,200
Esprit Holdings Ltd.	136,200	739,030
Hang Lung Group Ltd.	123,000	802,948
Hang Lung Properties Ltd.	261,111	1,275,461
Hang Seng Bank Ltd.	95,832	1,409,285
Henderson Land Development Co., Ltd.	137,496	979,095
Hong Kong & China Gas Co., Ltd.	520,521	1,317,596
Hong Kong Exchanges and Clearing Ltd.	128,722	2,535,005
Hongkong Electric Holdings Ltd.	162,665	988,504
Hopewell Holdings Ltd.	92,362	298,792
Hutchison Whampoa Ltd.	258,533	2,412,444
Hysan Development Co., Ltd.	83,907	300,639
Kerry Properties Ltd.	84,324	458,634
Li & Fung Ltd.	278,325	1,565,810
Lifestyle International Holdings Ltd.	91,250	225,336
Link REIT (REIT)	251,619	745,889
Mongolia Energy Co., Ltd.*	321,602	$133,468
MTR Corp.	183,516	694,200
New World Development Ltd.	287,631	579,796
Noble Group Ltd.	434,130	623,911
NWS Holdings Ltd.	113,914	223,457
Orient Overseas International Ltd.	27,705	221,030
PCCW Ltd.	362,065	131,128
Shangri-La Asia Ltd.	174,240	396,589
Sino Land Co., Ltd.	207,735	429,989
Sun Hung Kai Properties Ltd.	177,108	3,058,762
Swire Pacific Ltd., Class A	97,812	1,347,636
Television Broadcasts Ltd.	38,846	221,795
Wharf Holdings Ltd.	169,326	1,088,997
Wheelock & Co., Ltd.	121,774	407,281
Wing Hang Bank Ltd.	21,851	262,054
Yue Yuen Industrial Holdings Ltd.	88,837	329,181

		33,706,684

Ireland (0.3%)
Anglo Irish Bank Corp., Ltd.(b)*†	52,563	—
Bank of Ireland*	439,982	371,880
CRH plc	92,261	1,513,503
Elan Corp. plc*	67,828	381,517
Experian plc	123,370	1,343,048
James Hardie Industries SE (CDI)*	75,616	409,285
Kerry Group plc (Chi-X Alt TS Exchange), Class A	11,821	414,719
Kerry Group plc (Euro Comp Exchange), Class A	6,912	244,050
Ryanair Holdings plc (ADR)	3,835	118,156
Shire plc	70,275	1,583,064

		6,379,222

Israel (0.4%)
Bank Hapoalim B.M.*	107,005	489,725
Bank Leumi Le-Israel B.M.*	131,475	610,739
Bezeq Israeli Telecommunication Corp., Ltd.	186,489	464,891
Cellcom Israel Ltd.	4,269	130,330
Delek Group Ltd.	255	70,009
Discount Investment Corp.	1,633	32,602
Elbit Systems Ltd.	1,967	104,819
Israel Chemicals Ltd.	50,181	707,857
Israel Corp., Ltd.*	217	207,325
Israel Discount Bank Ltd., Class A*	39,757	78,861
Makhteshim-Agan Industries Ltd.*	19,960	73,979
Mizrahi Tefahot Bank Ltd.	10,248	94,957
NICE Systems Ltd.*	5,906	181,928
Ormat Industries	3,260	26,940
Partner Communications Co., Ltd.	7,417	137,450
Teva Pharmaceutical Industries Ltd.	113,418	6,159,148

		9,571,560

Italy (1.4%)
A2A S.p.A.	167,620	257,071
Assicurazioni Generali S.p.A.	140,202	2,822,996
Atlantia S.p.A.	27,467	569,155
Autogrill S.p.A.*	17,637	221,201
Banca Carige S.p.A.	107,993	251,454
Banca Monte dei Paschi di Siena S.p.A.*	288,862	400,092
Banca Popolare di Milano S.c.a.r.l.	47,587	227,055
Banco Popolare S.c.a.r.l.	74,064	443,248
Enel S.p.A.	808,055	4,307,182
ENI S.p.A.	319,676	6,898,687
Exor S.p.A.	7,728	179,098
Fiat S.p.A.	90,070	1,389,959

See Notes to Portfolio of Investments.

EQ ADVISORS TRUST

ATM INTERNATIONAL PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

September 30, 2010 (Unaudited)

	Number of Shares	Value (Note 1)
Finmeccanica S.p.A.	47,823	$568,172
Intesa Sanpaolo S.p.A. (BATS Europe Exchange)	190,354	490,196
Intesa Sanpaolo S.p.A. (XetraIntlMkt Exchange)	916,549	2,976,899
Luxottica Group S.p.A.	15,594	426,446
Mediaset S.p.A.	87,516	620,392
Mediobanca S.p.A.*	62,050	576,902
Mediolanum S.p.A.	31,593	140,513
Parmalat S.p.A.	204,454	524,555
Pirelli & C. S.p.A.	24,357	198,232
Prysmian S.p.A.	19,739	360,583
Saipem S.p.A.	30,787	1,233,090
Snam Rete Gas S.p.A.	168,071	851,191
Telecom Italia S.p.A.	1,189,377	1,661,954
Telecom Italia S.p.A. (RNC)	756,276	852,116
Terna Rete Elettrica Nazionale S.p.A.	146,281	621,684
UniCredit S.p.A.	1,768,518	4,515,676
Unione di Banche Italiane S.c.p.A.	72,183	699,649

		35,285,448

Japan (10.9%)
77 Bank Ltd.	33,541	169,955
ABC-Mart, Inc.	2,260	69,576
Acom Co., Ltd.	6,184	93,560
Advantest Corp.	19,802	394,000
Aeon Co., Ltd.	69,548	746,466
Aeon Credit Service Co., Ltd.	9,662	104,050
Aeon Mall Co., Ltd.	10,538	256,128
Air Water, Inc.	15,000	178,246
Aisin Seiki Co., Ltd.	24,562	766,165
Ajinomoto Co., Inc.	84,832	830,232
Alfresa Holdings Corp.	4,534	193,352
All Nippon Airways Co., Ltd.*	95,698	354,225
Amada Co., Ltd.	42,852	293,619
Aozora Bank Ltd.	112,082	165,142
Asahi Breweries Ltd.	44,813	896,475
Asahi Glass Co., Ltd.	131,248	1,337,950
Asahi Kasei Corp.	156,922	864,688
Asics Corp.	19,052	194,217
Astellas Pharma, Inc.	55,870	2,017,825
Bank of Kyoto Ltd.	42,918	348,053
Bank of Yokohama Ltd.	137,300	641,435
Benesse Holdings, Inc.	7,626	367,232
Bridgestone Corp.	80,036	1,458,251
Brother Industries Ltd.	29,485	364,147
Canon Marketing Japan, Inc.	8,438	116,139
Canon, Inc.	139,070	6,488,712
Casio Computer Co., Ltd.	34,073	252,650
Central Japan Railway Co.	183	1,345,975
Chiba Bank Ltd.	85,328	497,781
Chiyoda Corp.	16,000	130,906
Chubu Electric Power Co., Inc.	80,646	1,992,965
Chugai Pharmaceutical Co., Ltd.	29,253	537,543
Chugoku Bank Ltd.	22,489	273,435
Chugoku Electric Power Co., Inc.	37,638	742,570
Chuo Mitsui Trust Holdings, Inc.	118,129	391,971
Citizen Holdings Co., Ltd.	34,611	207,716
Coca-Cola West Co., Ltd.	4,889	82,459
Cosmo Oil Co., Ltd.	55,778	145,659
Credit Saison Co., Ltd.	20,684	276,513
Dai Nippon Printing Co., Ltd.	74,838	913,511
Daicel Chemical Industries Ltd.	37,045	249,393
Daido Steel Co., Ltd.	38,481	187,150
Daihatsu Motor Co., Ltd.	23,800	318,455
Dai-ichi Life Insurance Co., Ltd.	1,033	1,247,321
Daiichi Sankyo Co., Ltd.	81,413	$1,655,957
Daikin Industries Ltd.	29,377	1,104,981
Dainippon Sumitomo Pharma Co., Ltd.	29,008	242,892
Daito Trust Construction Co., Ltd.	9,462	565,589
Daiwa House Industry Co., Ltd.	64,342	647,428
Daiwa Securities Group, Inc.	197,824	798,595
DeNA Co., Ltd.	9,412	296,408
Denki Kagaku Kogyo KK	51,282	220,535
Denso Corp.	62,688	1,858,563
Dentsu, Inc.	21,822	505,555
Dowa Holdings Co., Ltd.	27,608	164,365
East Japan Railway Co.	42,432	2,561,779
Eisai Co., Ltd.	33,346	1,165,992
Electric Power Development Co., Ltd.	14,397	432,876
Elpida Memory, Inc.*	21,761	250,246
FamilyMart Co., Ltd.	6,296	225,730
Fanuc Ltd.	23,756	3,024,991
Fast Retailing Co., Ltd.	6,284	885,240
Fuji Electric Holdings Co., Ltd.	73,712	193,375
Fuji Heavy Industries Ltd.	74,520	474,900
Fuji Media Holdings, Inc.	45	57,301
Fujifilm Holdings Corp.	56,732	1,879,061
Fujitsu Ltd.	228,258	1,602,290
Fukuoka Financial Group, Inc.	99,017	396,163
Furukawa Electric Co., Ltd.	77,712	292,304
GS Yuasa Corp.	41,037	288,557
Gunma Bank Ltd.	46,726	244,601
Hachijuni Bank Ltd.	50,684	264,713
Hakuhodo DY Holdings, Inc.	2,434	117,793
Hamamatsu Photonics KK	8,300	270,734
Hankyu Hanshin Holdings, Inc.	138,552	665,541
Hino Motors Ltd.	29,170	140,818
Hirose Electric Co., Ltd.	4,334	436,619
Hiroshima Bank Ltd.	57,720	235,084
Hisamitsu Pharmaceutical Co., Inc.	8,533	348,557
Hitachi Chemical Co., Ltd.	13,512	252,177
Hitachi Construction Machinery Co., Ltd.	11,987	259,182
Hitachi High-Technologies Corp.	8,382	154,627
Hitachi Ltd.	557,589	2,437,949
Hitachi Metals Ltd.	22,614	266,286
Hokkaido Electric Power Co., Inc.	21,532	428,680
Hokuhoku Financial Group, Inc.	162,048	296,997
Hokuriku Electric Power Co.	21,062	480,884
Honda Motor Co., Ltd.	204,796	7,268,933
HOYA Corp.	55,898	1,362,631
Ibiden Co., Ltd.	16,666	423,038
Idemitsu Kosan Co., Ltd.	2,410	206,703
IHI Corp.	165,166	316,562
INPEX Corp.	269	1,266,375
Isetan Mitsukoshi Holdings Ltd.	48,532	504,040
Isuzu Motors Ltd.	151,862	585,764
Ito En Ltd.	11,089	182,116
ITOCHU Corp.	185,968	1,701,959
ITOCHU Techno-Solutions Corp.	2,475	80,820
Iyo Bank Ltd.	31,422	254,824
J. Front Retailing Co., Ltd.	59,332	275,764
Jafco Co., Ltd.	2,484	58,648
Japan Petroleum Exploration Co.	3,090	116,412
Japan Prime Realty Investment Corp. (REIT)	77	169,533
Japan Real Estate Investment Corp. (REIT)	63	572,796
Japan Retail Fund Investment Corp. (REIT)	187	263,207

See Notes to Portfolio of Investments.

EQ ADVISORS TRUST

ATM INTERNATIONAL PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

September 30, 2010 (Unaudited)

	Number of Shares	Value (Note 1)
Japan Steel Works Ltd.	43,978	$414,072
Japan Tobacco, Inc.	568	1,890,838
JFE Holdings, Inc.	58,924	1,802,024
JGC Corp.	25,674	445,635
Joyo Bank Ltd.	83,520	364,174
JS Group Corp.	29,677	581,951
JSR Corp.	20,182	343,539
JTEKT Corp.	24,018	221,249
Jupiter Telecommunications Co., Ltd.	252	271,682
JX Holdings, Inc.	277,071	1,606,401
Kajima Corp.	108,261	260,667
Kamigumi Co., Ltd.	25,296	187,872
Kaneka Corp.	36,356	218,188
Kansai Electric Power Co., Inc.	93,477	2,269,740
Kansai Paint Co., Ltd.	26,548	226,110
Kao Corp.	66,033	1,608,902
Kawasaki Heavy Industries Ltd.	157,160	446,178
Kawasaki Kisen Kaisha Ltd.	69,838	262,687
KDDI Corp.	357	1,708,451
Keihin Electric Express Railway Co., Ltd.	65,534	633,516
Keio Corp.	74,653	513,306
Keisei Electric Railway Co., Ltd.	28,784	184,813
Keyence Corp.	5,521	1,201,022
Kikkoman Corp.	19,883	219,361
Kinden Corp.	18,304	165,324
Kintetsu Corp.	183,020	618,252
Kirin Holdings Co., Ltd.	103,609	1,470,731
Kobe Steel Ltd.	313,905	737,007
Koito Manufacturing Co., Ltd.	10,000	153,330
Komatsu Ltd.	117,028	2,716,822
Konami Corp.	9,912	175,015
Konica Minolta Holdings, Inc.	60,564	590,550
Kubota Corp.	143,492	1,313,223
Kuraray Co., Ltd.	39,508	498,819
Kurita Water Industries Ltd.	13,686	379,857
Kyocera Corp.	20,096	1,899,346
Kyowa Hakko Kirin Co., Ltd.	35,733	353,991
Kyushu Electric Power Co., Inc.	49,312	1,125,882
Lawson, Inc.	6,920	317,070
Mabuchi Motor Co., Ltd.	2,811	143,783
Makita Corp.	12,854	407,577
Marubeni Corp.	203,598	1,151,153
Marui Group Co., Ltd.	23,114	173,050
Maruichi Steel Tube Ltd.	3,138	60,144
Matsui Securities Co., Ltd.	18,936	105,931
Mazda Motor Corp.	167,621	403,592
McDonald’s Holdings Co. Japan Ltd.	7,160	172,396
Medipal Holdings Corp.	17,678	224,681
MEIJI Holdings Co., Ltd.	9,382	441,678
Minebea Co., Ltd.	35,289	181,771
Mitsubishi Chemical Holdings Corp.	151,141	767,654
Mitsubishi Corp.	166,016	3,939,599
Mitsubishi Electric Corp.	239,629	2,061,016
Mitsubishi Estate Co., Ltd.	151,989	2,472,461
Mitsubishi Gas Chemical Co., Inc.	47,717	277,225
Mitsubishi Heavy Industries Ltd.	390,744	1,441,652
Mitsubishi Logistics Corp.	14,244	170,798
Mitsubishi Materials Corp.*	141,181	405,887
Mitsubishi Motors Corp.*	498,782	651,261
Mitsubishi Tanabe Pharma Corp.	30,110	490,532
Mitsubishi UFJ Financial Group, Inc.	1,568,414	7,308,494
Mitsubishi UFJ Lease & Finance Co., Ltd.	7,610	267,553
Mitsui & Co., Ltd.	216,846	3,226,195
Mitsui Chemicals, Inc.	114,712	$309,178
Mitsui Engineering & Shipbuilding Co., Ltd.	91,142	206,347
Mitsui Fudosan Co., Ltd.	104,573	1,763,761
Mitsui Mining & Smelting Co., Ltd.	53,879	154,253
Mitsui O.S.K. Lines Ltd.	134,425	845,390
Mitsumi Electric Co., Ltd.	10,800	165,597
Mizuho Financial Group, Inc.	2,483,444	3,629,374
Mizuho Securities Co., Ltd.	67,584	154,630
Mizuho Trust & Banking Co., Ltd.*	205,412	172,243
MS&AD Insurance Group Holdings, Inc.	66,904	1,536,356
Murata Manufacturing Co., Ltd.	26,129	1,377,187
Namco Bandai Holdings, Inc.	30,481	282,610
NEC Corp.	342,258	910,173
NGK Insulators Ltd.	29,733	494,007
NGK Spark Plug Co., Ltd.	21,539	288,201
NHK Spring Co., Ltd.	17,925	148,373
Nidec Corp.	14,354	1,275,835
Nikon Corp.	37,941	703,554
Nintendo Co., Ltd.	12,461	3,113,757
Nippon Building Fund, Inc. (REIT)	67	586,691
Nippon Electric Glass Co., Ltd.	41,978	572,244
Nippon Express Co., Ltd.	91,573	347,732
Nippon Meat Packers, Inc.	19,925	243,931
Nippon Paper Group, Inc.	12,093	302,615
Nippon Sheet Glass Co., Ltd.	63,586	138,628
Nippon Steel Corp.	620,433	2,110,721
Nippon Telegraph & Telephone Corp.	64,069	2,797,455
Nippon Yusen KK	171,558	702,837
Nishi-Nippon City Bank Ltd.	77,520	221,937
Nissan Chemical Industries Ltd.	18,304	206,326
Nissan Motor Co., Ltd.	310,452	2,711,063
Nissha Printing Co., Ltd.	2,800	63,627
Nisshin Seifun Group, Inc.	20,862	274,145
Nisshin Steel Co., Ltd.	52,328	93,398
Nisshinbo Holdings, Inc.	18,866	189,157
Nissin Food Holdings Co., Ltd.	8,794	317,608
Nitori Holdings Co., Ltd.	4,075	340,722
Nitto Denko Corp.	19,589	766,149
NKSJ Holdings, Inc.*	170,515	1,070,315
NOK Corp.	15,636	272,150
Nomura Holdings, Inc.	425,592	2,059,645
Nomura Real Estate Holdings, Inc.	14,125	200,505
Nomura Real Estate Office Fund, Inc. (REIT)	34	188,776
Nomura Research Institute Ltd.	12,912	242,680
NSK Ltd.	59,030	400,227
NTN Corp.	47,340	204,149
NTT Data Corp.	165	521,604
NTT DoCoMo, Inc.	1,873	3,118,675
NTT Urban Development Corp.	124	104,274
Obayashi Corp.	81,334	323,465
Obic Co., Ltd.	722	136,478
Odakyu Electric Railway Co., Ltd.	75,897	701,874
OJI Paper Co., Ltd.	109,388	483,519
Olympus Corp.	25,648	671,616
Omron Corp.	26,356	598,598
Ono Pharmaceutical Co., Ltd.	11,325	493,129
Oracle Corp. Japan	5,460	259,984
Oriental Land Co., Ltd.	6,014	560,481
ORIX Corp.	12,379	946,071
Osaka Gas Co., Ltd.	231,132	833,382
Otsuka Corp.	1,261	83,684
Panasonic Corp.	238,214	3,227,360

See Notes to Portfolio of Investments.

EQ ADVISORS TRUST

ATM INTERNATIONAL PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

September 30, 2010 (Unaudited)

	Number of Shares	Value (Note 1)
Panasonic Electric Works Co., Ltd.	49,474	$656,058
Rakuten, Inc.	833	609,683
Resona Holdings, Inc.	72,967	654,675
Ricoh Co., Ltd.	88,420	1,246,650
Rinnai Corp.	4,316	253,852
Rohm Co., Ltd.	11,574	714,017
Sankyo Co., Ltd.	7,502	397,207
Santen Pharmaceutical Co., Ltd.	7,869	272,512
Sanyo Electric Co., Ltd.*	195,517	323,207
Sapporo Hokuyo Holdings, Inc.	30,763	142,244
Sapporo Holdings Ltd.	26,296	123,164
SBI Holdings, Inc.	2,511	314,928
Secom Co., Ltd.	26,173	1,181,986
Sega Sammy Holdings, Inc.	25,925	396,266
Seiko Epson Corp.	20,278	307,279
Sekisui Chemical Co., Ltd.	45,786	276,976
Sekisui House Ltd.	65,030	584,242
Senshu Ikeda Holdings, Inc.	87,851	131,545
Seven & I Holdings Co., Ltd.	93,388	2,188,152
Seven Bank Ltd.	64	114,614
Sharp Corp.	124,062	1,234,973
Shikoku Electric Power Co., Inc.	21,457	615,591
Shimadzu Corp.	25,860	198,875
Shimamura Co., Ltd.	2,954	274,239
Shimano, Inc.	9,164	485,205
Shimizu Corp.	75,090	277,945
Shin-Etsu Chemical Co., Ltd.	51,436	2,504,640
Shinko Electric Industries Co., Ltd.	7,448	82,349
Shinsei Bank Ltd.*	151,420	107,017
Shionogi & Co., Ltd.	39,693	726,532
Shiseido Co., Ltd.	41,778	937,853
Shizuoka Bank Ltd.	77,276	665,566
Showa Denko KK	155,618	298,262
Showa Shell Sekiyu KK	27,825	212,654
SMC Corp.	6,952	916,884
Softbank Corp.	98,328	3,216,744
Sojitz Corp.	168,658	303,051
Sony Corp.	124,236	3,841,077
Sony Financial Holdings, Inc.	126	410,541
Square Enix Holdings Co., Ltd.	10,776	241,518
Stanley Electric Co., Ltd.	19,116	304,555
Sumco Corp.*	14,848	231,578
Sumitomo Chemical Co., Ltd.	193,842	849,858
Sumitomo Corp.	138,972	1,791,254
Sumitomo Electric Industries Ltd.	99,440	1,212,625
Sumitomo Heavy Industries Ltd.	72,216	371,980
Sumitomo Metal Industries Ltd.	433,280	1,095,137
Sumitomo Metal Mining Co., Ltd.	63,216	965,505
Sumitomo Mitsui Financial Group, Inc.	164,512	4,792,683
Sumitomo Realty & Development Co., Ltd.	46,474	960,322
Sumitomo Rubber Industries Ltd.	23,764	232,004
Sumitomo Trust & Banking Co., Ltd.	164,908	825,725
Suruga Bank Ltd.	26,110	230,198
Suzuken Co., Ltd.	9,394	310,920
Suzuki Motor Corp.	41,264	867,987
Sysmex Corp.	3,600	249,689
T&D Holdings, Inc.	30,748	640,890
Taiheiyo Cement Corp.*	76,446	89,743
Taisei Corp.	130,613	269,112
Taisho Pharmaceutical Co., Ltd.	17,429	352,630
Taiyo Nippon Sanso Corp.	42,608	362,382
Takashimaya Co., Ltd.	35,045	270,352
Takeda Pharmaceutical Co., Ltd.	92,677	4,257,502
TDK Corp.	14,429	804,588
Teijin Ltd.	119,750	$395,915
Terumo Corp.	21,950	1,164,812
THK Co., Ltd.	16,992	318,346
Tobu Railway Co., Ltd.	90,009	518,619
Toho Co., Ltd.	14,754	237,358
Toho Gas Co., Ltd.	41,306	204,353
Tohoku Electric Power Co., Inc.	54,441	1,203,858
Tokio Marine Holdings, Inc.	89,685	2,419,389
Tokuyama Corp.	39,548	200,867
Tokyo Electric Power Co., Inc.	150,342	3,666,702
Tokyo Electron Ltd.	21,764	1,091,068
Tokyo Gas Co., Ltd.	301,289	1,367,855
Tokyo Steel Manufacturing Co., Ltd.	15,424	181,991
Tokyo Tatemono Co., Ltd.	34,152	130,913
Tokyu Corp.	142,989	632,043
Tokyu Land Corp.	43,306	179,491
TonenGeneral Sekiyu KK	38,170	353,443
Toppan Printing Co., Ltd.	73,090	571,727
Toray Industries, Inc.	174,226	970,473
Toshiba Corp.	492,317	2,382,559
Tosoh Corp.	44,905	121,030
TOTO Ltd.	31,800	217,892
Toyo Seikan Kaisha Ltd.	22,096	398,088
Toyo Suisan Kaisha Ltd.	13,244	273,035
Toyoda Gosei Co., Ltd.	9,058	199,649
Toyota Boshoku Corp.	7,508	124,923
Toyota Industries Corp.	23,382	624,323
Toyota Motor Corp.	343,164	12,323,978
Toyota Tsusho Corp.	27,886	410,874
Trend Micro, Inc.	13,418	400,386
Tsumura & Co.	6,296	195,788
Ube Industries Ltd.	114,877	254,579
Unicharm Corp.	14,406	579,829
UNY Co., Ltd.	20,567	162,604
Ushio, Inc.	12,336	207,620
USS Co., Ltd.	3,079	229,782
West Japan Railway Co.	198	710,125
Yahoo! Japan Corp.	1,846	637,741
Yakult Honsha Co., Ltd.	13,293	410,510
Yamada Denki Co., Ltd.	9,458	586,876
Yamaguchi Financial Group, Inc.	26,237	247,347
Yamaha Corp.	22,621	262,575
Yamaha Motor Co., Ltd.*	29,068	436,299
Yamato Holdings Co., Ltd.	48,864	591,191
Yamato Kogyo Co., Ltd.	5,446	131,910
Yamazaki Baking Co., Ltd.	12,429	151,566
Yaskawa Electric Corp.	27,145	218,838
Yokogawa Electric Corp.	29,097	197,977

		270,050,095

Luxembourg (0.3%)
ArcelorMittal S.A.	111,408	3,669,347
Millicom International Cellular S.A. (SDR)	9,393	896,051
SES S.A.	37,102	891,966
Tenaris S.A.	58,103	1,114,470

		6,571,834

Macau (0.0%)
Sands China Ltd.*	255,696	461,376
Wynn Macau Ltd.*	148,300	256,505

		717,881

Mexico (0.0%)
Fresnillo plc	23,115	450,987

See Notes to Portfolio of Investments.

EQ ADVISORS TRUST

ATM INTERNATIONAL PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

September 30, 2010 (Unaudited)

	Number of Shares	Value (Note 1)
Netherlands (2.4%)
Aegon N.V.*	184,773	$1,107,064
Akzo Nobel N.V.	27,993	1,726,997
ASML Holding N.V.	51,783	1,546,696
Corio N.V. (REIT)	7,004	478,842
Delta Lloyd N.V.	15,389	287,623
European Aeronautic Defence and Space Co. N.V.*	48,621	1,212,640
Fugro N.V. (CVA)	9,673	636,061
Heineken Holding N.V.	19,584	856,735
Heineken N.V.	30,626	1,588,204
ING Groep N.V. (CVA)*	467,837	4,853,497
Koninklijke (Royal) KPN N.V.	199,682	3,088,296
Koninklijke Ahold N.V.	141,450	1,906,720
Koninklijke Boskalis Westminster N.V.	7,543	316,562
Koninklijke DSM N.V.	18,531	949,360
Koninklijke Philips Electronics N.V.	118,592	3,727,314
Koninklijke Vopak N.V.	11,761	561,322
QIAGEN N.V.*	29,865	534,364
Randstad Holding N.V.*	12,956	588,595
Reed Elsevier N.V.	86,215	1,087,177
Royal Dutch Shell plc, Class A	440,088	13,245,964
Royal Dutch Shell plc, Class B	337,769	9,853,267
SBM Offshore N.V.	15,105	286,227
TNT N.V.	42,688	1,147,012
Unilever N.V. (CVA)	198,345	5,928,385
Wolters Kluwer N.V.	34,652	727,486

		58,242,410

New Zealand (0.0%)
Auckland International Airport Ltd.	91,988	138,358
Contact Energy Ltd.*	32,764	136,060
Fletcher Building Ltd.	83,747	495,248
Sky City Entertainment Group Ltd.	65,550	136,106
Telecom Corp. of New Zealand Ltd.	251,590	372,875

		1,278,647

Norway (0.4%)
Aker Solutions ASA	17,398	252,192
DnB NOR ASA	121,399	1,652,396
Norsk Hydro ASA	108,578	655,402
Orkla ASA	97,411	897,729
Renewable Energy Corp. ASA*	71,415	241,889
Statoil ASA	133,458	2,784,370
Telenor ASA	104,238	1,632,388
Yara International ASA	23,139	1,046,560

		9,162,926

Portugal (0.1%)
Banco Comercial Portugues S.A. (Registered)	295,363	257,296
Banco Espirito Santo S.A. (Registered)	70,349	325,592
Brisa Auto-Estradas de Portugal S.A.	22,658	146,103
Cimpor Cimentos de Portugal SGPS S.A.	27,638	177,913
EDP - Energias de Portugal S.A.	231,571	793,643
Galp Energia SGPS S.A., Class B	24,604	424,634
Jeronimo Martins SGPS S.A.	23,512	314,437
Portugal Telecom SGPS S.A. (Registered)	74,313	991,797

		3,431,415

Singapore (0.8%)
Ascendas Real Estate Investment Trust (REIT)	287,256	478,360
CapitaLand Ltd.	299,507	924,643
CapitaMall Trust (REIT)	274,182	448,248
CapitaMalls Asia Ltd.	198,801	326,523
City Developments Ltd.	65,569	$636,195
ComfortDelgro Corp., Ltd.	188,450	217,812
Cosco Corp. (Singapore) Ltd.	243,874	328,231
DBS Group Holdings Ltd.	207,770	2,224,471
Fraser and Neave Ltd.	128,313	634,199
Genting Singapore plc*	742,772	1,050,533
Golden Agri-Resources Ltd.	767,095	332,480
Jardine Cycle & Carriage Ltd.	11,094	331,529
Keppel Corp., Ltd.	158,751	1,084,012
Keppel Land Ltd.	71,000	218,653
Neptune Orient Lines Ltd.*	149,724	225,423
Olam International Ltd.	140,504	348,295
Oversea-Chinese Banking Corp., Ltd.	299,631	2,016,375
SembCorp Industries Ltd.	98,109	325,264
SembCorp Marine Ltd.	97,768	292,167
Singapore Airlines Ltd.	66,548	825,841
Singapore Exchange Ltd.	101,062	693,163
Singapore Press Holdings Ltd.	178,997	578,463
Singapore Technologies Engineering Ltd.	193,179	493,560
Singapore Telecommunications Ltd.	961,645	2,296,073
StarHub Ltd.	105,152	206,290
United Overseas Bank Ltd.	149,135	2,077,525
UOL Group Ltd.	62,059	218,488
Wilmar International Ltd.	194,874	890,573

		20,723,389

Spain (2.0%)
Abertis Infraestructuras S.A.	37,133	691,997
Acciona S.A.	4,067	343,527
Acerinox S.A.	10,791	192,050
ACS Actividades de Construccion y Servicios S.A.	18,160	906,711
Banco Bilbao Vizcaya Argentaria S.A.	443,445	5,987,834
Banco de Sabadell S.A.	114,235	572,155
Banco de Valencia S.A.	43,675	248,877
Banco Popular Espanol S.A.	104,584	662,970
Banco Santander S.A. (BATS Europe Exchange)	1,021,472	12,974,125
Banco Santander S.A. (PLUS Market Group)	252	3,209
Bankinter S.A.	52,421	364,247
Criteria Caixacorp S.A.	109,701	576,216
EDP Renovaveis S.A.*	27,399	155,009
Enagas S.A.	19,808	401,403
Ferrovial S.A.	57,327	536,038
Fomento de Construcciones y Contratas S.A.	4,737	130,962
Gamesa Corp. Tecnologica S.A.*	22,857	160,006
Gas Natural SDG S.A.	25,000	372,678
Gestevision Telecinco S.A.	10,045	110,646
Grifols S.A.	13,565	194,541
Iberdrola Renovables S.A.	138,020	458,724
Iberdrola S.A.	481,233	3,702,039
Iberia Lineas Aereas de Espana S.A.*	69,432	267,963
Inditex S.A.	26,775	2,126,914
Indra Sistemas S.A.	10,423	198,786
Mapfre S.A.	99,482	302,701
Red Electrica Corporacion S.A.	12,478	586,782
Repsol YPF S.A.	88,403	2,277,138
Telefonica S.A.	509,636	12,620,339
Zardoya Otis S.A.	17,598	314,995

		48,441,582

Sweden (1.6%)
Alfa Laval AB	37,325	653,984

See Notes to Portfolio of Investments.

EQ ADVISORS TRUST

ATM INTERNATIONAL PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

September 30, 2010 (Unaudited)

	Number of Shares	Value (Note 1)
Assa Abloy AB, Class B	37,240	$939,239
Atlas Copco AB, Class A	79,624	1,536,876
Atlas Copco AB, Class B	57,849	1,017,884
Boliden AB	27,541	417,180
Electrolux AB, Class B	27,250	671,108
Getinge AB, Class B	24,443	571,153
Hennes & Mauritz AB, Class B	122,745	4,445,178
Hexagon AB, Class B	23,698	508,391
Holmen AB, Class B	9,610	296,412
Husqvarna AB, Class B	66,974	495,820
Investor AB, Class B	56,503	1,147,605
Kinnevik Investment AB, Class B	27,442	580,975
Modern Times Group AB, Class B	5,301	395,195
Nordea Bank AB	404,171	4,209,396
Ratos AB, Class B	13,115	452,969
Sandvik AB	118,758	1,820,039
Scania AB, Class B	38,613	852,421
Securitas AB, Class B	38,008	409,382
Skandinaviska Enskilda Banken AB, Class A	177,292	1,314,628
Skanska AB, Class B	47,658	873,213
SKF AB, Class B	44,206	1,016,554
SSAB AB, Class A	24,320	387,873
SSAB AB, Class B	8,808	123,685
Svenska Cellulosa AB, Class B	72,649	1,104,768
Svenska Handelsbanken AB, Class A	59,856	1,961,647
Swedbank AB, Class A*	89,913	1,246,578
Swedish Match AB	28,186	751,866
Tele2 AB, Class B	35,551	746,321
Telefonaktiebolaget LM Ericsson, Class B	372,686	4,091,592
TeliaSonera AB	293,178	2,374,880
Volvo AB, Class B*	126,237	1,854,127

		39,268,939

Switzerland (4.2%)
ABB Ltd. (Registered)*	262,738	5,537,377
Actelion Ltd. (Registered)*	12,546	502,657
Adecco S.A. (Registered)	12,803	669,042
Aryzta AG	12,480	546,115
Baloise Holding AG (Registered)	6,518	587,691
Cie Financiere Richemont S.A., Class A	62,146	2,992,039
Credit Suisse Group AG (Registered)	140,601	6,009,507
GAM Holding Ltd.*	35,184	533,498
Geberit AG (Registered)	4,897	872,106
Givaudan S.A. (Registered)	968	989,032
Holcim Ltd. (Registered)	29,244	1,877,878
Julius Baer Group Ltd.	21,208	772,004
Kuehne + Nagel International AG (Registered)	7,008	841,545
Lindt & Spruengli AG	71	170,229
Lindt & Spruengli AG (Registered)	15	419,020
Logitech International S.A. (Registered)*	19,895	346,616
Lonza Group AG (Registered)	4,623	394,953
Nestle S.A. (Registered)	429,249	22,867,944
Nobel Biocare Holding AG (Registered)	18,091	324,944
Novartis AG (Registered)	258,946	14,849,241
Pargesa Holding S.A.	4,848	353,986
Roche Holding AG	86,213	11,774,065
Schindler Holding AG	6,196	664,589
Schindler Holding AG (Registered)	4,538	484,903
SGS S.A. (Registered)	667	1,077,898
Sika AG	282	520,293
Sonova Holding AG (Registered)	8,043	$982,201
STMicroelectronics N.V.	78,637	602,046
Straumann Holding AG (Registered)	1,945	434,070
Swatch Group AG	3,604	1,355,924
Swatch Group AG (Registered)	9,475	654,712
Swiss Life Holding AG (Registered)*	4,974	566,418
Swiss Reinsurance Co., Ltd. (Registered)	41,989	1,841,252
Swisscom AG (Registered)	2,910	1,173,595
Syngenta AG (Registered)	11,468	2,849,932
UBS AG (Registered)*	447,026	7,588,046
Xstrata plc	249,193	4,767,950
Zurich Financial Services AG	17,685	4,144,767

		103,940,085

United Kingdom (9.8%)
3i Group plc	134,132	603,678
Admiral Group plc	30,551	799,556
Aggreko plc	28,801	710,323
AMEC plc	43,724	677,244
Anglo American plc	161,289	6,398,831
Antofagasta plc	45,574	884,880
ARM Holdings plc	158,014	973,535
Associated British Foods plc	46,522	766,624
AstraZeneca plc	180,151	9,150,779
Autonomy Corp. plc*	26,689	760,114
Aviva plc	339,905	2,129,954
Babcock International Group plc	44,851	401,602
BAE Systems plc	430,634	2,315,601
Balfour Beatty plc	73,440	308,606
Barclays plc	1,424,115	6,702,478
BG Group plc	417,926	7,343,176
BHP Billiton plc	270,852	8,615,998
BP plc	2,337,418	15,708,174
British Airways plc*	81,022	309,030
British American Tobacco plc	247,639	9,237,187
British Land Co. plc (REIT)	99,939	730,023
British Sky Broadcasting Group plc	148,137	1,641,758
BT Group plc, Class A	955,780	2,102,009
Bunzl plc	40,833	486,857
Burberry Group plc	52,522	858,071
Cable & Wireless Worldwide plc	313,471	362,183
Cairn Energy plc*	164,890	1,174,941
Capita Group plc	75,812	936,072
Capital Shopping Centres Group plc (REIT)	58,286	336,672
Carnival plc	19,533	767,723
Centrica plc	629,710	3,200,099
Cobham plc	161,080	584,524
Compass Group plc	233,873	1,949,010
Diageo plc	313,291	5,393,951
Eurasian Natural Resources Corp.	35,396	510,719
Firstgroup plc	58,539	333,627
G4S plc	174,114	696,371
GlaxoSmithKline plc	647,931	12,768,738
Hammerson plc (REIT)	90,958	563,399
Home Retail Group plc	111,755	361,645
HSBC Holdings plc	2,171,112	21,998,369
ICAP plc	69,840	473,406
Imperial Tobacco Group plc	125,708	3,746,095
Inmarsat plc	50,028	521,438
Intercontinental Hotels Group plc	37,149	662,940
International Power plc	176,466	1,075,576
Intertek Group plc	19,810	569,487
Invensys plc	123,575	579,460
Investec plc	56,139	448,440

See Notes to Portfolio of Investments.

EQ ADVISORS TRUST

ATM INTERNATIONAL PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

September 30, 2010 (Unaudited)

	Number of Shares	Value (Note 1)
ITV plc*	372,270	$348,833
J Sainsbury plc	153,103	939,671
Johnson Matthey plc	27,779	768,902
Kazakhmys plc	26,675	608,443
Kingfisher plc	277,062	1,019,324
Land Securities Group plc (REIT)	99,055	996,653
Legal & General Group plc	684,558	1,113,010
Lloyds Banking Group plc*	4,975,793	5,793,570
London Stock Exchange Group plc	23,691	253,442
Lonmin plc*	20,264	531,288
Man Group plc	211,377	727,526
Marks & Spencer Group plc	185,999	1,133,973
National Grid plc	423,114	3,589,217
Next plc	22,495	783,077
Old Mutual plc	625,842	1,364,592
Pearson plc	102,711	1,590,091
Petrofac Ltd.	29,152	628,764
Prudential plc	320,930	3,208,908
Randgold Resources Ltd.	11,801	1,180,883
Reckitt Benckiser Group plc	74,565	4,100,867
Reed Elsevier plc	146,501	1,238,145
Resolution Ltd.	175,072	673,800
Rexam plc	97,789	471,603
Rio Tinto plc	177,955	10,402,037
Rolls-Royce Group plc*	220,201	2,087,589
Royal Bank of Scotland Group plc*	2,117,842	1,570,638
RSA Insurance Group plc	396,756	814,606
SABMiller plc	117,882	3,769,356
Sage Group plc	170,589	740,424
Schroders plc	15,149	342,209
Scottish & Southern Energy plc	117,094	2,056,482
Segro plc (REIT)	93,591	401,370
Serco Group plc	55,248	533,753
Severn Trent plc	28,986	596,952
Smith & Nephew plc	107,695	982,079
Smiths Group plc	48,080	920,697
Standard Chartered plc	252,633	7,246,685
Standard Life plc	270,121	981,058
Tesco plc	988,169	6,581,814
Thomas Cook Group plc	43,358	117,015
TUI Travel plc	72,327	243,598
Tullow Oil plc	108,818	2,177,804
Unilever plc	158,207	4,575,389
United Utilities Group plc	87,380	786,530
Vedanta Resources plc	19,093	649,353
Vodafone Group plc	6,529,451	16,113,927
Whitbread plc	22,485	573,624
WM Morrison Supermarkets plc	263,123	1,222,246
Wolseley plc*	34,292	861,370
WPP plc	154,217	1,706,718

		242,750,878

United States (0.0%)
Synthes, Inc.	6,604	763,461

Total Common Stocks (51.3%) (Cost $1,265,110,895)		1,270,890,021

	Number of Rights	Value (Note 1)
RIGHTS:
Cyprus (0.0%)
Bank of Cyprus Public Co., Ltd., expiring 10/21/10*	73,836	45,296

France (0.0%)
Cie Generale des Etablissements Michelin, expiring 10/13/10*	18,024	$50,322

Germany (0.1%)
Deutsche Bank AG, expiring 10/5/10*	75,860	367,127

Greece (0.0%)
National Bank of Greece S.A., expiring 10/11/10*	155,154	107,872

Total Rights (0.1%) (Cost $—)		570,617

	Number of Warrants	Value (Note 1)
WARRANTS:
France (0.0%)
Fonciere des Regions, expiring 12/31/10*	675	911

Hong Kong (0.0%)
Henderson Land Development Co., Ltd., expiring 6/1/11*	12,811	3,698

Italy (0.0%)
Mediobanca S.p.A., expiring 3/18/11*	26,916	899
Unione di Banche Italiane S.c.p.A., expiring 6/30/11*	9,090	113

		1,012

Singapore (0.0%)
Golden Agri-Resources Ltd., expiring 7/23/12*	16,829	1,344

Total Warrants (0.0%) (Cost $2,795)		6,965

	Principal Amount	Value (Note 1)
SHORT-TERM INVESTMENTS:
Short-Term Investment (0.2%)
BlackRock Liquidity Funds TempFund
0.23%‡	$4,585,581	4,585,581

Time Deposit (0.1%)
JPMorgan Chase Nassau
0.000%, 10/1/10	3,045,647	3,045,647

Total Short-Term Investments (0.3%) (Amortized Cost $7,631,228)		7,631,228

Total Investments (51.7%) (Cost/Amortized Cost $1,272,744,918)		1,279,098,831
Other Assets Less Liabilities (48.3%)		1,197,233,336

Net Assets (100%)		$2,476,332,167

*	Non-income producing.

†	Securities (totaling $0 or 0.0% of net assets) at fair value by management.

(b)	Illiquid Security.

‡	Affiliated company as defined under the Investment Company Act of 1940.

See Notes to Portfolio of Investments.

EQ ADVISORS TRUST

ATM INTERNATIONAL PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

September 30, 2010 (Unaudited)

Glossary:

ADR — American Depositary Receipt

CDI — Chess Depositary Interest

CVA — Dutch Certification

PPS — Price Protected Share

REIT — Real Estate Investment Trust

RNC — Risparmio Non-Convertible Savings Shares

SDR — Swedish Certification

VVPR — Verlaagde Vooheffing Precompte Reduit (Belgium Dividend Coupon)

Market Sector Diversification

As a Percentage of Total Net Assets

Consumer Discretionary	4.8%
Consumer Staples	5.6
Energy	3.9
Financials	13.0
Health Care	4.4
Industrials	5.6
Information Technology	2.4
Materials	5.6
Telecommunication Services	3.0
Utilities	3.1
Cash and Other	48.6

100.0%

Investments in companies which were affiliates for the nine months ended September 30, 2010, were as follows:

Securities	Market Value December 31, 2009	Purchases at Cost	Sales at Cost	Market Value September 30, 2010	Dividend Income	Realized Gain (Loss)
BlackRock Liquidity Funds TempFund	$87,423,535	$1,310,560,933	$1,393,398,887	$4,585,581	$73,298	$—

At September 30, 2010, the Portfolio had the following futures contracts open: (Note 1)

	Number of Contracts	Expiration Date	Original Value	Value at 9/30/2010	Unrealized Appreciation/ (Depreciation)
Purchases
DJ EURO Stoxx 50 Index	13,084	December-10	$496,736,539	$488,370,571	$(8,365,968)
E-Mini MSCI EAFE Index	36	December-10	2,734,725	2,801,880	67,155
FTSE 100 Index	3,478	December-10	303,104,472	302,109,219	(995,253)
SPI 200 Index	1,116	December-10	125,906,497	124,047,026	(1,859,471)
TOPIX Index	2,850	December-10	277,451,065	282,166,387	4,715,322

					$(6,438,215)

At September 30, 2010, the Portfolio had outstanding foreign currency contracts to buy/sell foreign currencies as follows: (Note 1)

	Counterparty	Local Contract Buy Amount (000’s)	U.S. $ Current Buy Value	U.S. $ Current Sell Value	Unrealized Appreciation/ (Depreciation)
Foreign Currency Buy Contract
European Union Euro vs. U.S. Dollar, expiring 12/17/10	Deutsche Bank AG	68,000	$92,650,680	$88,571,360	$4,079,320

See Notes to Portfolio of Investments.

EQ ADVISORS TRUST

ATM INTERNATIONAL PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

September 30, 2010 (Unaudited)

The following is a summary of the inputs used to value the Portfolio’s assets and liabilities carried at fair value as of September 30, 2010:

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. For example, money market securities are valued using amortized cost, in accordance with rules under the Investment Company Act of 1940. Generally, amortized cost approximates the current fair value of a security, but since the value is not obtained from a quoted price in an active market, such securities are reflected as Level 2.

Various inputs are used in determining the value of the Portfolio’s investments. These inputs are summarized in the three broad levels listed below:

Investment Type	Level 1 Quoted prices in active markets for identical securities	Level 2 Significant other observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)	Level 3 Significant unobservable inputs (including the Portfolio’s own assumptions in determining the fair value of investments)	Total
Assets:
Common Stocks
Consumer Discretionary	$—	$132,046,205	$—	$132,046,205
Consumer Staples	—	131,842,730	—	131,842,730
Energy	—	94,741,760	—	94,741,760
Financials	—	314,602,060	—	314,602,060
Health Care	—	109,443,971	—	109,443,971
Industrials	118,156	154,816,319	—	154,934,475
Information Technology	—	61,472,505	—	61,472,505
Materials	—	132,314,346	—	132,314,346
Telecommunication Services	—	73,227,738	—	73,227,738
Utilities	—	66,264,231	—	66,264,231
Forward Currency Contracts	—	4,079,320	—	4,079,320
Futures	4,782,477	—	—	4,782,477
Rights
Consumer Discretionary	—	50,322	—	50,322
Financials	—	520,295	—	520,295
Short-Term Investments	—	7,631,228	—	7,631,228
Warrants
Consumer Staples	—	1,344	—	1,344
Financials	—	5,621	—	5,621

Total Assets	$4,900,633	$1,283,059,995	$—	$1,287,960,628

Liabilities:
Futures	$(11,220,692)	$—	$—	$(11,220,692)

Total Liabilities	$(11,220,692)	$—	$—	$(11,220,692)

Total	$(6,320,059)	$1,283,059,995	$—	$1,276,739,936

Following is a reconciliation of Level 3 assets for which significant unobservable inputs were used to determine fair value:

	Investments in Securities- Financials	Investments in Securities- Industrials
Balance as of 12/31/09	$—	$43,878
Total gains or losses (realized/unrealized) included in earnings	—	(425)
Purchases, sales, issuances, and settlements (net)	—	(43,453)
Transfers into Level 3	—	—
Transfers out of Level 3	—	—

Balance as of 9/30/10	$—	$—

The amount of total gains or losses for the year included in earnings attributable to the change in unrealized gains or losses relating to assets and liabilities still held at period ending 9/30/10.	$—	$—

See Notes to Portfolio of Investments.

EQ ADVISORS TRUST

ATM INTERNATIONAL PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

September 30, 2010 (Unaudited)

Investment security transactions for the nine months ended September 30, 2010 were as follows:

Cost of Purchases:
Stocks and long-term corporate debt securities	$96,627,794
Net Proceeds of Sales and Redemptions:
Stocks and long-term corporate debt securities	$82,375,369

As of September 30, 2010, the gross unrealized appreciation (depreciation) of investments based on the aggregate cost of investments for Federal income tax purposes was as follows:

Aggregate gross unrealized appreciation	$101,074,178
Aggregate gross unrealized depreciation	(98,561,682)

Net unrealized appreciation	$2,512,496

Federal income tax cost of investments	$1,276,586,335

See Notes to Portfolio of Investments.

EQ ADVISORS TRUST

ATM LARGE CAP PORTFOLIO

PORTFOLIO OF INVESTMENTS

September 30, 2010 (Unaudited)

	Number of Shares	Value (Note 1)
COMMON STOCKS:
Consumer Discretionary (5.3%)
Auto Components (0.1%)
Goodyear Tire & Rubber Co.*	54,583	$586,767
Johnson Controls, Inc.	149,636	4,563,898

		5,150,665

Automobiles (0.2%)
Ford Motor Co.*	764,780	9,360,907
Harley-Davidson, Inc.	52,356	1,489,005

		10,849,912

Distributors (0.0%)
Genuine Parts Co.	35,219	1,570,415

Diversified Consumer Services (0.1%)
Apollo Group, Inc., Class A*	28,232	1,449,713
DeVry, Inc.	14,148	696,223
H&R Block, Inc.	69,073	894,496

		3,040,432

Hotels, Restaurants & Leisure (0.9%)
Carnival Corp.	96,846	3,700,486
Darden Restaurants, Inc.	30,271	1,294,993
International Game Technology	64,381	930,305
Marriott International, Inc., Class A	63,714	2,282,873
McDonald’s Corp.	236,794	17,643,521
Starbucks Corp.	163,762	4,189,032
Starwood Hotels & Resorts Worldwide, Inc.	42,239	2,219,659
Wyndham Worldwide Corp.	39,881	1,095,531
Wynn Resorts Ltd.	16,808	1,458,430
Yum! Brands, Inc.	103,846	4,783,147

		39,597,977

Household Durables (0.2%)
D.R. Horton, Inc.	62,199	691,653
Fortune Brands, Inc.	34,010	1,674,312
Harman International Industries, Inc.*	15,635	522,365
Leggett & Platt, Inc.	32,807	746,687
Lennar Corp., Class A	33,538	515,815
Newell Rubbermaid, Inc.	62,055	1,105,200
Pulte Group, Inc.*	75,899	664,875
Stanley Black & Decker, Inc.	36,815	2,256,023
Whirlpool Corp.	16,870	1,365,795

		9,542,725

Internet & Catalog Retail (0.4%)
Amazon.com, Inc.*	78,736	12,366,276
Expedia, Inc.	46,119	1,301,017
priceline.com, Inc.*	10,825	3,770,781

		17,438,074

Leisure Equipment & Products (0.1%)
Eastman Kodak Co.*	61,370	257,754
Hasbro, Inc.	31,067	1,382,792
Mattel, Inc.	78,911	1,851,252

		3,491,798

Media (1.6%)
CBS Corp., Class B	151,352	2,400,443
Comcast Corp., Class A	624,435	11,289,785
DIRECTV, Class A*	192,928	8,031,593
Discovery Communications, Inc., Class A*	63,384	2,760,373
Gannett Co., Inc.	53,384	652,886
Interpublic Group of Cos., Inc.*	109,296	1,096,239
McGraw-Hill Cos., Inc.	68,884	2,277,305
Meredith Corp.	8,195	272,975
New York Times Co., Class A*	27,177	$210,350
News Corp., Class A	505,892	6,606,950
Omnicom Group, Inc.	66,653	2,631,460
Scripps Networks Interactive, Inc., Class A	20,066	954,740
Time Warner Cable, Inc.	79,104	4,270,825
Time Warner, Inc.	250,204	7,668,753
Viacom, Inc., Class B	135,359	4,898,642
Walt Disney Co.	425,501	14,088,338
Washington Post Co., Class B	1,390	555,180

		70,666,837

Multiline Retail (0.4%)
Big Lots, Inc.*	17,009	565,549
Family Dollar Stores, Inc.	28,846	1,273,840
J.C. Penney Co., Inc.	52,567	1,428,771
Kohl’s Corp.*	68,479	3,607,474
Macy’s, Inc.	93,936	2,168,982
Nordstrom, Inc.	37,460	1,393,512
Sears Holdings Corp.*	9,914	715,196
Target Corp.	160,537	8,579,097

		19,732,421

Specialty Retail (1.0%)
Abercrombie & Fitch Co., Class A	19,654	772,795
AutoNation, Inc.*	14,168	329,406
AutoZone, Inc.*	6,461	1,478,988
Bed Bath & Beyond, Inc.*	58,710	2,548,601
Best Buy Co., Inc.	76,915	3,140,440
CarMax, Inc.*	49,598	1,381,800
GameStop Corp., Class A*	31,878	628,315
Gap, Inc.	97,114	1,810,205
Home Depot, Inc.	370,508	11,737,694
Limited Brands, Inc.	58,054	1,554,686
Lowe’s Cos., Inc.	312,297	6,961,100
Office Depot, Inc.*	62,879	289,243
O’Reilly Automotive, Inc.*	30,998	1,649,094
RadioShack Corp.	27,582	588,324
Ross Stores, Inc.	26,406	1,442,296
Staples, Inc.	162,323	3,395,797
Tiffany & Co.	28,038	1,317,506
TJX Cos., Inc.	89,081	3,975,685
Urban Outfitters, Inc.*	27,860	875,918

		45,877,893

Textiles, Apparel & Luxury Goods (0.3%)
Coach, Inc.	66,198	2,843,866
NIKE, Inc., Class B	86,053	6,896,288
Polo Ralph Lauren Corp.	14,607	1,312,585
VF Corp.	19,361	1,568,628

		12,621,367

Total Consumer Discretionary		239,580,516

Consumer Staples (5.8%)
Beverages (1.4%)
Brown-Forman Corp., Class B	23,209	1,430,603
Coca-Cola Co.	513,571	30,054,175
Coca-Cola Enterprises, Inc.	73,768	2,286,808
Constellation Brands, Inc., Class A*	39,740	703,000
Dr. Pepper Snapple Group, Inc.	53,290	1,892,861
Molson Coors Brewing Co., Class B	35,304	1,667,055
PepsiCo, Inc.	353,871	23,511,189

		61,545,691

Food & Staples Retailing (1.3%)
Costco Wholesale Corp.	97,207	6,268,879
CVS Caremark Corp.	302,243	9,511,587

See Notes to Portfolio of Investments.

EQ ADVISORS TRUST

ATM LARGE CAP PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

September 30, 2010 (Unaudited)

	Number of Shares	Value (Note 1)
Kroger Co.	141,401	$3,062,746
Safeway, Inc.	83,940	1,776,170
SUPERVALU, Inc.	47,381	546,303
Sysco Corp.	129,947	3,706,089
Walgreen Co.	215,684	7,225,414
Wal-Mart Stores, Inc.	444,906	23,811,369
Whole Foods Market, Inc.*	32,653	1,211,753

		57,120,310

Food Products (0.9%)
Archer-Daniels-Midland Co.	142,149	4,537,396
Campbell Soup Co.	43,072	1,539,824
ConAgra Foods, Inc.	96,978	2,127,697
Dean Foods Co.*	40,053	408,941
General Mills, Inc.	142,938	5,222,955
H.J. Heinz Co.	70,749	3,351,380
Hershey Co.	34,428	1,638,429
Hormel Foods Corp.	15,552	693,619
J.M. Smucker Co.	26,681	1,615,001
Kellogg Co.	57,992	2,929,176
Kraft Foods, Inc., Class A	387,777	11,966,798
McCormick & Co., Inc. (Non-Voting)	29,780	1,251,951
Mead Johnson Nutrition Co.	45,579	2,593,901
Sara Lee Corp.	147,203	1,976,936
Tyson Foods, Inc., Class A	65,136	1,043,479

		42,897,483

Household Products (1.2%)
Clorox Co.	30,685	2,048,531
Colgate-Palmolive Co.	108,121	8,310,180
Kimberly-Clark Corp.	90,932	5,915,127
Procter & Gamble Co.	631,250	37,856,062

		54,129,900

Personal Products (0.1%)
Avon Products, Inc.	95,303	3,060,179
Estee Lauder Cos., Inc., Class A	25,481	1,611,164

		4,671,343

Tobacco (0.9%)
Altria Group, Inc.	462,294	11,104,302
Lorillard, Inc.	33,433	2,685,004
Philip Morris International, Inc.	407,661	22,837,169
Reynolds American, Inc.	37,733	2,240,963

		38,867,438

Total Consumer Staples		259,232,165

Energy (5.6%)
Energy Equipment & Services (0.9%)
Baker Hughes, Inc.	95,986	4,089,004
Cameron International Corp.*	53,141	2,282,937
Diamond Offshore Drilling, Inc.	15,468	1,048,266
FMC Technologies, Inc.*	26,804	1,830,445
Halliburton Co.	202,601	6,700,015
Helmerich & Payne, Inc.	23,550	952,833
Nabors Industries Ltd.*	61,720	1,114,663
National Oilwell Varco, Inc.	93,223	4,145,627
Rowan Cos., Inc.*	25,426	771,934
Schlumberger Ltd.	303,974	18,727,838

		41,663,562

Oil, Gas & Consumable Fuels (4.7%)
Anadarko Petroleum Corp.	110,092	6,280,749
Apache Corp.	81,032	7,921,688
Cabot Oil & Gas Corp.	23,364	703,490
Chesapeake Energy Corp.	145,402	3,293,355
Chevron Corp.	447,042	36,232,754
ConocoPhillips	329,769	18,938,634
Consol Energy, Inc.	50,140	$1,853,175
Denbury Resources, Inc.*	88,733	1,409,967
Devon Energy Corp.	96,814	6,267,738
El Paso Corp.	157,024	1,943,957
EOG Resources, Inc.	56,418	5,245,182
EQT Corp.	33,116	1,194,163
Exxon Mobil Corp.#	1,132,398	69,970,873
Hess Corp.	65,036	3,844,928
Marathon Oil Corp.	157,811	5,223,544
Massey Energy Co.	22,713	704,557
Murphy Oil Corp.	42,672	2,642,250
Noble Energy, Inc.	38,882	2,919,649
Occidental Petroleum Corp.	180,721	14,150,454
Peabody Energy Corp.	59,819	2,931,729
Pioneer Natural Resources Co.	25,780	1,676,473
QEP Resources, Inc.	39,101	1,178,504
Range Resources Corp.	34,805	1,327,115
Southwestern Energy Co.*	76,074	2,543,915
Spectra Energy Corp.	144,303	3,254,033
Sunoco, Inc.	26,796	978,054
Tesoro Corp.	31,692	423,405
Valero Energy Corp.	125,861	2,203,826
Williams Cos., Inc.	130,304	2,490,110

		209,748,271

Total Energy		251,411,833

Financials (8.0%)
Capital Markets (1.2%)
Ameriprise Financial, Inc.	55,517	2,627,620
Bank of New York Mellon Corp.	270,203	7,060,404
Charles Schwab Corp.	220,275	3,061,822
E*TRADE Financial Corp.*	43,142	627,285
Federated Investors, Inc., Class B	20,620	469,311
Franklin Resources, Inc.	32,672	3,492,637
Goldman Sachs Group, Inc.	114,753	16,590,989
Invesco Ltd.	102,907	2,184,716
Janus Capital Group, Inc.	41,416	453,505
Legg Mason, Inc.	34,534	1,046,726
Morgan Stanley	310,315	7,658,574
Northern Trust Corp.	53,943	2,602,210
State Street Corp.	111,620	4,203,609
T. Rowe Price Group, Inc.	57,137	2,860,564

		54,939,972

Commercial Banks (1.4%)
BB&T Corp.	154,070	3,710,006
Comerica, Inc.	39,182	1,455,611
Fifth Third Bancorp	177,574	2,136,215
First Horizon National Corp.*	52,691	601,210
Huntington Bancshares, Inc./Ohio	159,336	903,435
KeyCorp	195,663	1,557,477
M&T Bank Corp.	19,197	1,570,507
Marshall & Ilsley Corp.	118,702	835,662
PNC Financial Services Group, Inc.	116,795	6,062,828
Regions Financial Corp.	278,181	2,022,376
SunTrust Banks, Inc.	111,078	2,869,145
U.S. Bancorp	425,209	9,193,019
Wells Fargo & Co.	1,163,717	29,244,208
Zions Bancorp	38,446	821,207

		62,982,906

Consumer Finance (0.4%)
American Express Co.	232,940	9,790,468
Capital One Financial Corp.	101,547	4,016,184
Discover Financial Services	121,365	2,024,368

See Notes to Portfolio of Investments.

EQ ADVISORS TRUST

ATM LARGE CAP PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

September 30, 2010 (Unaudited)

	Number of Shares	Value (Note 1)
SLM Corp.*	108,534	$1,253,568

		17,084,588

Diversified Financial Services (2.1%)
Bank of America Corp.	2,231,047	29,249,026
Citigroup, Inc.*	5,282,927	20,603,415
CME Group, Inc.	14,964	3,897,374
IntercontinentalExchange, Inc.*	16,503	1,728,194
JPMorgan Chase & Co.	881,894	33,573,705
Leucadia National Corp.*	44,015	1,039,634
Moody’s Corp.	45,585	1,138,714
NASDAQ OMX Group, Inc.*	32,256	626,734
NYSE Euronext	57,940	1,655,346

		93,512,142

Insurance (2.1%)
ACE Ltd.	75,001	4,368,808
Aflac, Inc.	104,863	5,422,466
Allstate Corp.	119,633	3,774,421
American International Group, Inc.*	30,196	1,180,664
Aon Corp.	60,105	2,350,707
Assurant, Inc.	23,872	971,590
Berkshire Hathaway, Inc., Class B*	384,686	31,805,838
Chubb Corp.	70,022	3,990,554
Cincinnati Financial Corp.	36,362	1,049,044
Genworth Financial, Inc., Class A*	109,294	1,335,573
Hartford Financial Services Group, Inc.	98,777	2,266,932
Lincoln National Corp.	69,840	1,670,573
Loews Corp.	70,812	2,683,775
Marsh & McLennan Cos., Inc.	120,814	2,914,034
MetLife, Inc.	201,640	7,753,058
Principal Financial Group, Inc.	71,424	1,851,310
Progressive Corp.	148,667	3,102,680
Prudential Financial, Inc.	103,735	5,620,362
Torchmark Corp.	18,131	963,481
Travelers Cos., Inc.	104,472	5,442,991
Unum Group	72,901	1,614,757
XL Group plc	75,870	1,643,344

		93,776,962

Real Estate Investment Trusts (REITs) (0.7%)
Apartment Investment & Management Co. (REIT), Class A	26,282	561,909
AvalonBay Communities, Inc. (REIT)	19,003	1,974,982
Boston Properties, Inc. (REIT)	31,039	2,579,962
Equity Residential (REIT)	63,061	2,999,812
HCP, Inc. (REIT)	68,919	2,479,706
Health Care REIT, Inc.	28,514	1,349,853
Host Hotels & Resorts, Inc. (REIT)	146,385	2,119,655
Kimco Realty Corp. (REIT)	90,561	1,426,336
Plum Creek Timber Co., Inc. (REIT)	35,137	1,240,336
ProLogis (REIT)	106,522	1,254,829
Public Storage (REIT)	31,008	3,009,016
Simon Property Group, Inc. (REIT)	64,975	6,025,781
Ventas, Inc. (REIT)	34,822	1,795,770
Vornado Realty Trust (REIT)	36,112	3,088,659

		31,906,606

Real Estate Management & Development (0.0%)
CB Richard Ellis Group, Inc., Class A*	64,121	1,172,132

Thrifts & Mortgage Finance (0.1%)
Hudson City Bancorp, Inc.	117,066	$1,435,229
People’s United Financial, Inc.	80,468	1,053,326

		2,488,555

Total Financials		357,863,863

Health Care (5.9%)
Biotechnology (0.7%)
Amgen, Inc.*	213,208	11,749,893
Biogen Idec, Inc.*	53,787	3,018,526
Celgene Corp.*	101,673	5,857,381
Cephalon, Inc.*	16,680	1,041,499
Genzyme Corp.*	56,740	4,016,625
Gilead Sciences, Inc.*	186,314	6,634,642

		32,318,566

Health Care Equipment & Supplies (0.9%)
Baxter International, Inc.	130,048	6,204,590
Becton, Dickinson and Co.	51,674	3,829,043
Boston Scientific Corp.*	337,252	2,067,355
C.R. Bard, Inc.	20,928	1,704,167
CareFusion Corp.*	42,166	1,047,403
DENTSPLY International, Inc.	31,913	1,020,259
Hospira, Inc.*	37,330	2,128,183
Intuitive Surgical, Inc.*	8,756	2,484,427
Medtronic, Inc.	240,267	8,068,166
St. Jude Medical, Inc.*	72,816	2,864,581
Stryker Corp.	75,915	3,799,546
Varian Medical Systems, Inc.*	27,121	1,640,821
Zimmer Holdings, Inc.*	44,324	2,319,475

		39,178,016

Health Care Providers & Services (1.0%)
Aetna, Inc.	92,421	2,921,428
AmerisourceBergen Corp.	61,277	1,878,753
Cardinal Health, Inc.	78,284	2,586,503
CIGNA Corp.	59,952	2,145,083
Coventry Health Care, Inc.*	33,227	715,377
DaVita, Inc.*	22,967	1,585,412
Express Scripts, Inc.*	120,758	5,880,915
Humana, Inc.*	37,689	1,893,495
Laboratory Corp. of America Holdings*	22,567	1,769,930
McKesson Corp.	58,209	3,596,152
Medco Health Solutions, Inc.*	96,356	5,016,293
Patterson Cos., Inc.	21,736	622,736
Quest Diagnostics, Inc.	32,873	1,659,100
Tenet Healthcare Corp.*	108,295	511,152
UnitedHealth Group, Inc.	250,131	8,782,100
WellPoint, Inc.*	88,871	5,033,654

		46,598,083

Health Care Technology (0.0%)
Cerner Corp.*	15,822	1,328,890

Life Sciences Tools & Services (0.2%)
Life Technologies Corp.*	40,880	1,908,687
PerkinElmer, Inc.	26,476	612,655
Thermo Fisher Scientific, Inc.*	90,190	4,318,297
Waters Corp.*	20,572	1,456,086

		8,295,725

Pharmaceuticals (3.1%)
Abbott Laboratories, Inc.	343,327	17,935,402
Allergan, Inc.	68,463	4,554,843
Bristol-Myers Squibb Co.	380,223	10,307,846
Eli Lilly and Co.	225,645	8,242,812
Forest Laboratories, Inc.*	63,386	1,960,529

See Notes to Portfolio of Investments.

EQ ADVISORS TRUST

ATM LARGE CAP PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

September 30, 2010 (Unaudited)

	Number of Shares	Value (Note 1)
Johnson & Johnson	612,634	$37,958,803
King Pharmaceuticals, Inc.*	56,133	559,085
Merck & Co., Inc.	684,487	25,195,966
Mylan, Inc.*	68,784	1,293,827
Pfizer, Inc.	1,787,721	30,695,170
Watson Pharmaceuticals, Inc.*	24,058	1,017,894

		139,722,177

Total Health Care		267,441,457

Industrials (5.5%)
Aerospace & Defense (1.4%)
Boeing Co.	162,761	10,830,117
General Dynamics Corp.	84,577	5,312,281
Goodrich Corp.	27,840	2,052,643
Honeywell International, Inc.	171,746	7,546,519
ITT Corp.	40,875	1,914,176
L-3 Communications Holdings, Inc.	25,129	1,816,073
Lockheed Martin Corp.	66,224	4,720,447
Northrop Grumman Corp.	65,523	3,972,659
Precision Castparts Corp.	31,740	4,042,089
Raytheon Co.	83,258	3,805,723
Rockwell Collins, Inc.	35,022	2,040,032
United Technologies Corp.	206,668	14,720,962

		62,773,721

Air Freight & Logistics (0.6%)
C.H. Robinson Worldwide, Inc.	36,873	2,578,160
Expeditors International of Washington, Inc.	47,321	2,187,650
FedEx Corp.	69,910	5,977,305
United Parcel Service, Inc., Class B	220,237	14,687,606

		25,430,721

Airlines (0.0%)
Southwest Airlines Co.	166,352	2,174,221

Building Products (0.0%)
Masco Corp.	80,204	883,046

Commercial Services & Supplies (0.3%)
Avery Dennison Corp.	24,623	914,006
Cintas Corp.	29,726	818,951
Iron Mountain, Inc.	43,641	974,940
Pitney Bowes, Inc.	46,213	988,034
R.R. Donnelley & Sons Co.	46,244	784,298
Republic Services, Inc.	68,328	2,083,321
Stericycle, Inc.*	18,794	1,305,807
Waste Management, Inc.	106,279	3,798,411

		11,667,768

Construction & Engineering (0.1%)
Fluor Corp.	39,711	1,966,886
Jacobs Engineering Group, Inc.*	28,062	1,085,999
Quanta Services, Inc.*	47,245	901,435

		3,954,320

Electrical Equipment (0.3%)
Emerson Electric Co.	167,471	8,819,023
Rockwell Automation, Inc.	31,704	1,957,088
Roper Industries, Inc.	21,006	1,369,171

		12,145,282

Industrial Conglomerates (1.3%)
3M Co.	158,574	13,749,952
General Electric Co.	2,376,024	38,610,390
Textron, Inc.	61,258	1,259,464
Tyco International Ltd.	110,793	4,069,427

		57,689,233

Machinery (1.0%)
Caterpillar, Inc.	140,244	$11,034,398
Cummins, Inc.	43,967	3,982,531
Danaher Corp.	118,977	4,831,656
Deere & Co.	94,219	6,574,602
Dover Corp.	41,624	2,173,189
Eaton Corp.	37,325	3,078,939
Flowserve Corp.	12,569	1,375,300
Illinois Tool Works, Inc.	111,937	5,263,278
PACCAR, Inc.	81,159	3,907,806
Pall Corp.	26,113	1,087,345
Parker Hannifin Corp.	35,900	2,515,154
Snap-On, Inc.	13,091	608,862

		46,433,060

Professional Services (0.0%)
Dun & Bradstreet Corp.	11,237	833,111
Equifax, Inc.	27,961	872,383
Robert Half International, Inc.	33,058	859,508

		2,565,002

Road & Rail (0.4%)
CSX Corp.	84,557	4,677,693
Norfolk Southern Corp.	81,461	4,847,744
Ryder System, Inc.	11,703	500,538
Union Pacific Corp.	110,779	9,061,722

		19,087,697

Trading Companies & Distributors (0.1%)
Fastenal Co.	32,825	1,745,962
W.W. Grainger, Inc.	13,310	1,585,354

		3,331,316

Total Industrials		248,135,387

Information Technology (9.6%)
Communications Equipment (1.2%)
Cisco Systems, Inc.*	1,270,382	27,821,366
Harris Corp.	28,794	1,275,286
JDS Uniphase Corp.*	49,510	613,429
Juniper Networks, Inc.*	115,814	3,514,955
Motorola, Inc.*	519,717	4,433,186
QUALCOMM, Inc.	357,085	16,111,675
Tellabs, Inc.	84,140	626,843

		54,396,740

Computers & Peripherals (2.2%)
Apple, Inc.*	203,194	57,656,298
Dell, Inc.*	377,005	4,885,985
EMC Corp.*	456,532	9,272,165
Hewlett-Packard Co.	504,362	21,218,509
Lexmark International, Inc., Class A*	17,246	769,517
NetApp, Inc.*	79,378	3,952,231
QLogic Corp.*	24,111	425,318
SanDisk Corp.*	51,782	1,897,810
Western Digital Corp.*	49,883	1,416,178

		101,494,011

Electronic Equipment, Instruments & Components (0.3%)
Agilent Technologies, Inc.*	77,163	2,574,929
Amphenol Corp., Class A	38,795	1,900,179
Corning, Inc.	345,845	6,322,047
FLIR Systems, Inc.*	35,310	907,467
Jabil Circuit, Inc.	43,975	633,680
Molex, Inc.	30,848	645,649

		12,983,951

Internet Software & Services (1.0%)
Akamai Technologies, Inc.*	40,353	2,024,914
eBay, Inc.*	256,683	6,263,065

See Notes to Portfolio of Investments.

EQ ADVISORS TRUST

ATM LARGE CAP PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

September 30, 2010 (Unaudited)

	Number of Shares	Value (Note 1)
Google, Inc., Class A*	55,366	$29,110,889
Monster Worldwide, Inc.*	29,287	379,559
VeriSign, Inc.*	38,498	1,221,927
Yahoo!, Inc.*	299,806	4,248,251

		43,248,605

IT Services (1.6%)
Automatic Data Processing, Inc.	109,506	4,602,537
Cognizant Technology Solutions Corp., Class A*	67,040	4,322,069
Computer Sciences Corp.	34,418	1,583,228
Fidelity National Information Services, Inc.	57,664	1,564,424
Fiserv, Inc.*	33,486	1,802,216
International Business Machines Corp.	280,498	37,626,002
Mastercard, Inc., Class A	21,562	4,829,888
Paychex, Inc.	71,334	1,960,972
SAIC, Inc.*	65,211	1,042,072
Teradata Corp.*	37,350	1,440,216
Total System Services, Inc.	37,234	567,446
Visa, Inc., Class A	110,482	8,204,393
Western Union Co.	147,156	2,600,247

		72,145,710

Office Electronics (0.1%)
Xerox Corp.	307,521	3,182,842

Semiconductors & Semiconductor Equipment (1.2%)
Advanced Micro Devices, Inc.*	127,020	903,112
Altera Corp.	68,244	2,058,239
Analog Devices, Inc.	66,421	2,084,291
Applied Materials, Inc.	295,112	3,446,908
Broadcom Corp., Class A	99,639	3,526,224
First Solar, Inc.*	11,978	1,764,958
Intel Corp.	1,238,281	23,812,144
KLA-Tencor Corp.	36,419	1,283,041
Linear Technology Corp.	49,910	1,533,734
LSI Corp.*	144,140	657,278
MEMC Electronic Materials, Inc.*	51,114	609,279
Microchip Technology, Inc.	41,140	1,293,853
Micron Technology, Inc.*	186,469	1,344,442
National Semiconductor Corp.	53,212	679,517
Novellus Systems, Inc.*	19,615	521,367
NVIDIA Corp.*	128,176	1,497,096
Teradyne, Inc.*	38,179	425,314
Texas Instruments, Inc.	265,945	7,217,747
Xilinx, Inc.	57,863	1,539,735

		56,198,279

Software (2.0%)
Adobe Systems, Inc.*	116,778	3,053,745
Autodesk, Inc.*	50,725	1,621,678
BMC Software, Inc.*	39,116	1,583,416
CA, Inc.	86,310	1,822,867
Citrix Systems, Inc.*	41,550	2,835,372
Compuware Corp.*	50,328	429,298
Electronic Arts, Inc.*	73,828	1,212,994
Intuit, Inc.*	63,013	2,760,599
McAfee, Inc.*	33,245	1,571,159
Microsoft Corp.	1,693,524	41,474,403
Novell, Inc.*	79,193	472,782
Oracle Corp.	860,829	23,113,259
Red Hat, Inc.*	42,005	1,722,205
Salesforce.com, Inc.*	26,053	2,912,725
Symantec Corp.*	174,194	$2,642,523

		89,229,025

Total Information Technology		432,879,163

Materials (1.8%)
Chemicals (1.0%)
Air Products & Chemicals, Inc.	47,373	3,923,432
Airgas, Inc.	16,692	1,134,221
CF Industries Holdings, Inc.	15,881	1,516,636
Dow Chemical Co.	257,956	7,083,472
E.I. du Pont de Nemours & Co.	201,560	8,993,607
Eastman Chemical Co.	16,046	1,187,404
Ecolab, Inc.	51,989	2,637,922
FMC Corp.	16,269	1,112,962
International Flavors & Fragrances, Inc.	17,838	865,500
Monsanto Co.	120,038	5,753,421
PPG Industries, Inc.	36,790	2,678,312
Praxair, Inc.	68,125	6,148,962
Sherwin-Williams Co.	19,840	1,490,778
Sigma-Aldrich Corp.	27,090	1,635,694

		46,162,323

Construction Materials (0.0%)
Vulcan Materials Co.	28,668	1,058,423

Containers & Packaging (0.1%)
Ball Corp.	20,433	1,202,482
Bemis Co., Inc.	24,411	775,049
Owens-Illinois, Inc.*	36,560	1,025,874
Pactiv Corp.*	30,454	1,004,373
Sealed Air Corp.	35,686	802,221

		4,809,999

Metals & Mining (0.6%)
AK Steel Holding Corp.	24,402	336,992
Alcoa, Inc.	227,012	2,749,115
Allegheny Technologies, Inc.	21,916	1,017,998
Cliffs Natural Resources, Inc.	30,173	1,928,658
Freeport-McMoRan Copper & Gold, Inc.	104,634	8,934,697
Newmont Mining Corp.	109,512	6,878,449
Nucor Corp.	70,147	2,679,616
Titanium Metals Corp.*	19,717	393,551
United States Steel Corp.	31,905	1,398,715

		26,317,791

Paper & Forest Products (0.1%)
International Paper Co.	97,097	2,111,860
MeadWestvaco Corp.	38,228	931,999
Weyerhaeuser Co.	118,790	1,872,130

		4,915,989

Total Materials		83,264,525

Telecommunication Services (1.7%)
Diversified Telecommunication Services (1.5%)
AT&T, Inc.	1,313,902	37,577,597
CenturyLink, Inc.	66,987	2,643,307
Frontier Communications Corp.	217,093	1,773,650
Qwest Communications International, Inc.	386,725	2,424,766
Verizon Communications, Inc.	628,627	20,486,954
Windstream Corp.	107,898	1,326,066

		66,232,340

Wireless Telecommunication Services (0.2%)
American Tower Corp., Class A*	88,589	4,541,072
MetroPCS Communications, Inc.*	58,885	615,937

See Notes to Portfolio of Investments.

EQ ADVISORS TRUST

ATM LARGE CAP PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

September 30, 2010 (Unaudited)

	Number of Shares	Value (Note 1)
Sprint Nextel Corp.*	664,949	$3,078,714

		8,235,723

Total Telecommunication Services		74,468,063

Utilities (1.9%)
Electric Utilities (1.0%)
Allegheny Energy, Inc.	37,903	929,382
American Electric Power Co., Inc.	106,538	3,859,872
Duke Energy Corp.	293,163	5,191,917
Edison International	72,629	2,497,711
Entergy Corp.	41,415	3,169,490
Exelon Corp.	146,952	6,257,216
FirstEnergy Corp.	67,961	2,619,217
NextEra Energy, Inc.	92,444	5,028,029
Northeast Utilities	39,378	1,164,407
Pepco Holdings, Inc.	49,314	917,240
Pinnacle West Capital Corp.	24,306	1,003,109
PPL Corp.	107,274	2,921,071
Progress Energy, Inc.	65,193	2,895,873
Southern Co.	184,783	6,881,319

		45,335,853

Gas Utilities (0.1%)
Nicor, Inc.	10,274	470,755
Oneok, Inc.	23,802	1,072,042

		1,542,797

Independent Power Producers & Energy Traders (0.1%)
AES Corp.*	148,838	1,689,311
Constellation Energy Group, Inc.	44,851	1,445,996
NRG Energy, Inc.*	56,569	1,177,767

		4,313,074

Multi-Utilities (0.7%)
Ameren Corp.	53,404	1,516,674
CenterPoint Energy, Inc.	94,175	1,480,431
CMS Energy Corp.	49,908	899,342
Consolidated Edison, Inc.	62,967	3,036,269
Dominion Resources, Inc.	130,846	5,712,736
DTE Energy Co.	37,667	1,730,045
Integrys Energy Group, Inc.	17,334	902,408
NiSource, Inc.	62,121	1,080,905
PG&E Corp.	86,869	3,945,590
Public Service Enterprise Group, Inc.	112,470	3,720,508
SCANA Corp.	25,166	1,014,693
Sempra Energy	55,096	2,964,165
TECO Energy, Inc.	48,069	832,555
Wisconsin Energy Corp.	26,093	1,508,175
Xcel Energy, Inc.	102,485	2,354,081

		32,698,577

Total Utilities		83,890,301

Total Common Stocks (51.1%) (Cost $2,153,436,217)		2,298,167,273

	Principal Amount	Value (Note 1)
SHORT-TERM INVESTMENTS:
Short-Term Investment (44.3%)
BlackRock Liquidity Funds TempFund
0.23% ‡	$1,988,240,549	$1,988,240,549

Time Deposit (0.2%)
JPMorgan Chase Nassau
0.000%, 10/1/10	7,170,872	7,170,872

Total Short-Term Investments (44.5%) (Amortized Cost $1,995,411,421)		1,995,411,421

Total Investments (95.6%) (Cost/Amortized Cost $4,148,847,638)		4,293,578,694
Other Assets Less Liabilities (4.4%)		195,491,763

Net Assets (100%)		$4,489,070,457

*	Non-income producing.

‡	Affiliated company as defined under the Investment Company Act of 1940.

#	All, or a portion of security held by broker as collateral for financial futures contracts, with a total collateral value of $25,896,807.

Investments in companies which were affiliates for the nine months ended September 30, 2010, were as follows:

Securities	Market Value December 31, 2009	Purchases at Cost	Sales at Cost	Market Value September 30, 2010	Dividend Income	Realized Gain (Loss)
BlackRock Liquidity Funds TempFund	$2,051,190,283	$1,846,207,094	$1,909,156,828	$1,988,240,549	$2,341,787	$—

See Notes to Portfolio of Investments.

EQ ADVISORS TRUST

ATM LARGE CAP PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

September 30, 2010 (Unaudited)

At September 30, 2010, the Portfolio had the following futures contracts open: (Note 1)

Purchase	Number of Contracts	Expiration Date	Original Value	Value at 9/30/2010	Unrealized Appreciation/ (Depreciation)
S&P 500 E-Mini Index	38,549	December-10	$2,116,952,688	$2,190,932,415	$73,979,727

The following is a summary of the inputs used to value the Portfolio’s assets and liabilities carried at fair value as of September 30, 2010:

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. For example, money market securities are valued using amortized cost, in accordance with rules under the Investment Company Act of 1940. Generally, amortized cost approximates the current fair value of a security, but since the value is not obtained from a quoted price in an active market, such securities are reflected as Level 2.

Various inputs are used in determining the value of the Portfolio’s investments. These inputs are summarized in the three broad levels listed below:

Investment Type	Level 1 Quoted prices in active markets for identical securities	Level 2 Significant other observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)	Level 3 Significant unobservable inputs (including the Portfolio’s own assumptions in determining the fair value of investments)	Total
Assets:
Common Stocks
Consumer Discretionary	$239,580,516	$–	$–	$239,580,516
Consumer Staples	259,232,165	–	–	259,232,165
Energy	251,411,833	–	–	251,411,833
Financials	357,863,863	–	–	357,863,863
Health Care	267,441,457	–	–	267,441,457
Industrials	248,135,387	–	–	248,135,387
Information Technology	432,879,163	–	–	432,879,163
Materials	83,264,525	–	–	83,264,525
Telecommunication Services	74,468,063	–	–	74,468,063
Utilities	83,890,301	–	–	83,890,301
Futures	73,979,727	–	–	73,979,727
Short-Term Investments	–	1,995,411,421	–	1,995,411,421

Total Assets	$2,372,147,000	$1,995,411,421	$–	$4,367,558,421

Total Liabilities	$–	$–	$–	$–

Total	$2,372,147,000	$1,995,411,421	$–	$4,367,558,421

Investment security transactions for the nine months ended September 30, 2010 were as follows:

Cost of Purchases:
Stocks and long-term corporate debt securities	$119,266,303
Net Proceeds of Sales and Redemptions:
Stocks and long-term corporate debt securities	$280,274,618

As of September 30, 2010, the gross unrealized appreciation (depreciation) of investments based on the aggregate cost of investments for Federal income tax purposes was as follows:

Aggregate gross unrealized appreciation	$229,545,687
Aggregate gross unrealized depreciation	(88,404,941)

Net unrealized appreciation	$141,140,746

Federal income tax cost of investments	$4,152,437,948

See Notes to Portfolio of Investments.

EQ ADVISORS TRUST

ATM MID CAP PORTFOLIO

PORTFOLIO OF INVESTMENTS

September 30, 2010 (Unaudited)

	Number of Shares	Value (Note 1)
COMMON STOCKS:
Consumer Discretionary (7.1%)
Auto Components (0.4%)
BorgWarner, Inc.*	51,627	$2,716,613
Gentex Corp.	63,253	1,234,066

		3,950,679

Automobiles (0.1%)
Thor Industries, Inc.	17,684	590,646

Distributors (0.1%)
LKQ Corp.*	64,719	1,346,155

Diversified Consumer Services (0.7%)
Career Education Corp.*	29,759	638,926
Corinthian Colleges, Inc.*	39,838	279,663
ITT Educational Services, Inc.*	12,529	880,413
Matthews International Corp., Class A	13,473	476,405
Regis Corp.	26,017	497,705
Service Corp. International	111,663	962,535
Sotheby’s, Inc.	30,306	1,115,867
Strayer Education, Inc.	6,314	1,101,793

		5,953,307

Hotels, Restaurants & Leisure (1.2%)
Bally Technologies, Inc.*	24,368	851,662
Bob Evans Farms, Inc.	13,781	386,833
Boyd Gaming Corp.*	24,885	180,416
Brinker International, Inc.	45,963	866,862
Burger King Holdings, Inc.	41,775	997,587
Cheesecake Factory, Inc.*	26,870	711,249
Chipotle Mexican Grill, Inc.*	14,128	2,430,016
International Speedway Corp., Class A	13,220	322,568
Life Time Fitness, Inc.*	18,899	745,943
Panera Bread Co., Class A*	14,149	1,253,743
Scientific Games Corp., Class A*	28,485	276,304
Wendy’s/Arby’s Group, Inc., Class A	145,664	659,858
WMS Industries, Inc.*	26,324	1,002,155

		10,685,196

Household Durables (0.8%)
American Greetings Corp., Class A	18,027	335,122
KB Home	32,592	369,267
M.D.C. Holdings, Inc.	17,036	494,555
Mohawk Industries, Inc.*	25,423	1,355,046
NVR, Inc.*	2,717	1,759,339
Ryland Group, Inc.	19,887	356,375
Toll Brothers, Inc.*	65,294	1,241,892
Tupperware Brands Corp.	28,572	1,307,455

		7,219,051

Internet & Catalog Retail (0.3%)
Netflix, Inc.*	19,721	3,197,957

Media (0.4%)
DreamWorks Animation SKG, Inc., Class A*	32,364	1,032,735
Harte-Hanks, Inc.	17,327	202,206
John Wiley & Sons, Inc., Class A	21,021	858,918
Lamar Advertising Co., Class A*	25,892	823,883
Scholastic Corp.	12,614	350,922

		3,268,664

Multiline Retail (0.4%)
99 Cents Only Stores*	21,050	397,424
Dollar Tree, Inc.*	57,454	2,801,457
Saks, Inc.*	72,752	$625,667

		3,824,548

Specialty Retail (2.0%)
Aaron’s, Inc.	32,932	607,595
Advance Auto Parts, Inc.	38,127	2,237,292
Aeropostale, Inc.*	41,847	972,943
American Eagle Outfitters, Inc.	88,490	1,323,810
AnnTaylor Stores Corp.*	26,663	539,659
Barnes & Noble, Inc.	17,624	285,685
Chico’s FAS, Inc.	81,036	852,499
Coldwater Creek, Inc.*	27,732	146,148
Collective Brands, Inc.*	29,073	469,238
Dick’s Sporting Goods, Inc.*	39,885	1,118,375
Dress Barn, Inc.*	31,234	741,808
Foot Locker, Inc.	70,396	1,022,854
Guess?, Inc.	28,637	1,163,521
J. Crew Group, Inc.*	28,865	970,441
PetSmart, Inc.	53,687	1,879,045
Rent-A-Center, Inc.	29,773	666,320
Tractor Supply Co.	32,818	1,301,562
Williams-Sonoma, Inc.	48,985	1,552,825

		17,851,620

Textiles, Apparel & Luxury Goods (0.7%)
Fossil, Inc.*	23,984	1,290,099
Hanesbrands, Inc.*	43,310	1,119,997
Phillips-Van Heusen Corp.	30,011	1,805,462
Timberland Co., Class A*	18,194	360,423
Under Armour, Inc., Class A*	15,866	714,605
Warnaco Group, Inc.*	20,186	1,032,110

		6,322,696

Total Consumer Discretionary		64,210,519

Consumer Staples (2.0%)
Beverages (0.2%)
Hansen Natural Corp.*	31,098	1,449,789

Food & Staples Retailing (0.2%)
BJ’s Wholesale Club, Inc.*	24,720	1,025,880
Ruddick Corp.	19,252	667,660

		1,693,540

Food Products (0.8%)
Corn Products International, Inc.	34,102	1,278,825
Flowers Foods, Inc.	34,454	855,837
Green Mountain Coffee Roasters, Inc.*	51,946	1,620,196
Lancaster Colony Corp.	8,732	414,770
Ralcorp Holdings, Inc.*	24,898	1,456,035
Smithfield Foods, Inc.*	73,075	1,229,852
Tootsie Roll Industries, Inc.	11,077	275,596

		7,131,111

Household Products (0.5%)
Church & Dwight Co., Inc.	32,108	2,085,093
Energizer Holdings, Inc.*	31,786	2,136,973

		4,222,066

Personal Products (0.3%)
Alberto-Culver Co.	38,859	1,463,041
NBTY, Inc.*	28,725	1,579,301

		3,042,342

Tobacco (0.0%)
Universal Corp.	10,967	439,667

Total Consumer Staples		17,978,515

See Notes to Portfolio of Investments.

EQ ADVISORS TRUST

ATM MID CAP PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

September 30, 2010 (Unaudited)

	Number of Shares	Value (Note 1)
Energy (2.9%)
Energy Equipment & Services (1.0%)
Atwood Oceanics, Inc.*	25,376	$772,699
Exterran Holdings, Inc.*	28,516	647,598
Helix Energy Solutions Group, Inc.*	47,625	530,543
Oceaneering International, Inc.*	24,491	1,319,085
Patterson-UTI Energy, Inc.	69,673	1,190,015
Pride International, Inc.*	79,438	2,337,860
Superior Energy Services, Inc.*	35,635	951,098
Tidewater, Inc.	23,247	1,041,698
Unit Corp.*	17,929	668,573

		9,459,169

Oil, Gas & Consumable Fuels (1.9%)
Arch Coal, Inc.	73,544	1,964,360
Bill Barrett Corp.*	20,806	749,016
Cimarex Energy Co.	38,121	2,522,848
Comstock Resources, Inc.*	21,409	481,488
Forest Oil Corp.*	51,257	1,522,333
Frontier Oil Corp.	47,737	639,676
Mariner Energy, Inc.*	46,690	1,131,299
Newfield Exploration Co.*	60,513	3,475,867
Overseas Shipholding Group, Inc.	12,059	413,865
Patriot Coal Corp.*	36,202	413,065
Plains Exploration & Production Co.*	63,362	1,689,864
Quicksilver Resources, Inc.*	53,130	669,438
Southern Union Co.	56,302	1,354,626

		17,027,745

Total Energy		26,486,914

Financials (10.2%)
Capital Markets (1.1%)
Affiliated Managers Group, Inc.*	23,175	1,807,882
Apollo Investment Corp.	87,910	899,319
Eaton Vance Corp.	53,433	1,551,694
Greenhill & Co., Inc.	11,489	911,308
Jefferies Group, Inc.	55,888	1,268,099
Raymond James Financial, Inc.	45,061	1,141,395
SEI Investments Co.	66,529	1,353,200
Waddell & Reed Financial, Inc., Class A	38,598	1,056,041

		9,988,938

Commercial Banks (1.7%)
Associated Banc-Corp.	78,256	1,032,197
BancorpSouth, Inc.	33,200	470,776
Bank of Hawaii Corp.	21,854	981,682
Cathay General Bancorp	35,482	421,881
City National Corp./California	21,001	1,114,523
Commerce Bancshares, Inc./Missouri	33,622	1,263,851
Cullen/Frost Bankers, Inc.	27,519	1,482,448
First Horizon National Corp.*	436	4,976
FirstMerit Corp.	49,174	900,868
Fulton Financial Corp.	89,947	814,920
International Bancshares Corp.	23,875	403,249
PacWest Bancorp	14,227	271,167
Prosperity Bancshares, Inc.	21,050	683,493
SVB Financial Group*	18,979	803,191
Synovus Financial Corp.	355,267	873,957
TCF Financial Corp.	57,249	926,861
Trustmark Corp.	25,728	559,327
Valley National Bancorp	72,842	939,662
Webster Financial Corp.	29,752	522,445
Westamerica Bancorp	13,181	718,233
Wilmington Trust Corp.	41,421	371,960

		15,561,667

Consumer Finance (0.1%)
AmeriCredit Corp.*	44,389	$1,085,755

Diversified Financial Services (0.2%)
MSCI, Inc., Class A*	53,291	1,769,794

Insurance (2.2%)
American Financial Group, Inc./Ohio	35,818	1,095,314
Arthur J. Gallagher & Co.	47,628	1,255,950
Brown & Brown, Inc.	52,757	1,065,164
Everest Reinsurance Group Ltd.	25,444	2,200,143
Fidelity National Financial, Inc., Class A	103,027	1,618,554
First American Financial Corp.	47,071	703,241
Hanover Insurance Group, Inc.	20,379	957,813
HCC Insurance Holdings, Inc.	52,079	1,358,741
Mercury General Corp.	16,093	657,721
Old Republic International Corp.	112,817	1,562,516
Protective Life Corp.	38,732	842,808
Reinsurance Group of America, Inc.	33,151	1,600,862
Stancorp Financial Group, Inc.	21,144	803,472
Transatlantic Holdings, Inc.	28,849	1,466,106
Unitrin, Inc.	22,667	552,848
W. R. Berkley Corp.	55,044	1,490,041

		19,231,294

Real Estate Investment Trusts (REITs) (4.0%)
Alexandria Real Estate Equities, Inc. (REIT)	24,638	1,724,660
AMB Property Corp. (REIT)	76,113	2,014,711
BRE Properties, Inc. (REIT)	29,007	1,203,791
Camden Property Trust (REIT)	30,367	1,456,705
Corporate Office Properties Trust/Maryland (REIT)	26,801	999,945
Cousins Properties, Inc. (REIT)	46,774	333,966
Duke Realty Corp. (REIT)	113,762	1,318,502
Equity One, Inc. (REIT)	18,765	316,753
Essex Property Trust, Inc. (REIT)	13,762	1,506,113
Federal Realty Investment Trust (REIT)	27,860	2,275,048
Highwoods Properties, Inc. (REIT)	32,395	1,051,866
Hospitality Properties Trust (REIT)	55,782	1,245,612
Liberty Property Trust (REIT)	51,442	1,641,000
Macerich Co. (REIT)	58,890	2,529,326
Mack-Cali Realty Corp. (REIT)	35,952	1,175,990
Nationwide Health Properties, Inc. (REIT)	56,033	2,166,796
Omega Healthcare Investors, Inc. (REIT)	42,843	961,825
Potlatch Corp. (REIT)	18,042	613,428
Rayonier, Inc. (REIT)	36,315	1,820,108
Realty Income Corp. (REIT)	49,731	1,676,929
Regency Centers Corp. (REIT)	37,094	1,464,100
Senior Housing Properties Trust (REIT)	57,632	1,354,352
SL Green Realty Corp. (REIT)	35,436	2,244,162
UDR, Inc. (REIT)	81,153	1,713,951
Weingarten Realty Investors (REIT)	54,468	1,188,492

		35,998,131

Real Estate Management & Development (0.2%)
Jones Lang LaSalle, Inc.	19,336	1,668,117

Thrifts & Mortgage Finance (0.7%)
Astoria Financial Corp.	37,180	506,763
First Niagara Financial Group, Inc.	94,594	1,102,020

See Notes to Portfolio of Investments.

EQ ADVISORS TRUST

ATM MID CAP PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

September 30, 2010 (Unaudited)

	Number of Shares	Value (Note 1)
New York Community Bancorp, Inc.	197,025	$3,201,656
NewAlliance Bancshares, Inc.	47,496	599,400
Washington Federal, Inc.	50,820	775,513

		6,185,352

Total Financials		91,489,048

Health Care (5.7%)
Biotechnology (0.5%)
United Therapeutics Corp.*	22,502	1,260,337
Vertex Pharmaceuticals, Inc.*	91,831	3,174,598

		4,434,935

Health Care Equipment & Supplies (2.0%)
Beckman Coulter, Inc.	31,388	1,531,420
Edwards Lifesciences Corp.*	51,335	3,442,012
Gen-Probe, Inc.*	21,995	1,065,878
Hill-Rom Holdings, Inc.	28,685	1,029,505
Hologic, Inc.*	117,234	1,876,916
IDEXX Laboratories, Inc.*	26,132	1,612,867
Immucor, Inc.*	31,624	627,104
Kinetic Concepts, Inc.*	28,253	1,033,495
Masimo Corp.	26,593	726,255
ResMed, Inc.*	68,533	2,248,568
STERIS Corp.	26,998	896,873
Teleflex, Inc.	18,078	1,026,469
Thoratec Corp.*	26,479	979,193

		18,096,555

Health Care Providers & Services (1.7%)
Community Health Systems, Inc.*	42,735	1,323,503
Health Management Associates, Inc., Class A*	113,402	868,659
Health Net, Inc.*	44,110	1,199,351
Henry Schein, Inc.*	41,444	2,427,790
Kindred Healthcare, Inc.*	17,782	231,522
LifePoint Hospitals, Inc.*	24,529	859,987
Lincare Holdings, Inc.	44,371	1,113,268
MEDNAX, Inc.*	21,547	1,148,455
Omnicare, Inc.	53,433	1,275,980
Owens & Minor, Inc.	28,631	814,838
Psychiatric Solutions, Inc.*	25,892	868,677
Universal Health Services, Inc., Class B	43,948	1,707,819
VCA Antech, Inc.*	38,894	820,274
WellCare Health Plans, Inc.*	19,231	556,930

		15,217,053

Health Care Technology (0.2%)
Allscripts Healthcare Solutions, Inc.*	74,159	1,369,717

Life Sciences Tools & Services (0.8%)
Bio-Rad Laboratories, Inc., Class A*	8,764	793,230
Charles River Laboratories International, Inc.*	30,006	994,699
Covance, Inc.*	29,285	1,370,245
Mettler-Toledo International, Inc.*	15,110	1,880,288
Pharmaceutical Product Development, Inc.	53,774	1,333,057
Techne Corp.	16,819	1,038,237

		7,409,756

Pharmaceuticals (0.5%)
Endo Pharmaceuticals Holdings, Inc.*	52,178	1,734,397
Medicis Pharmaceutical Corp., Class A	27,185	806,035
Perrigo Co.	37,395	$2,401,507

		4,941,939

Total Health Care		51,469,955

Industrials (7.6%)
Aerospace & Defense (0.3%)
Alliant Techsystems, Inc.*	15,075	1,136,655
BE Aerospace, Inc.*	46,287	1,402,959

		2,539,614

Airlines (0.2%)
AirTran Holdings, Inc.*	61,220	449,967
Alaska Air Group, Inc.*	16,197	826,533
JetBlue Airways Corp.*	91,165	609,894

		1,886,394

Building Products (0.1%)
Lennox International, Inc.	20,667	861,607

Commercial Services & Supplies (0.8%)
Brink’s Co.	21,225	488,175
Clean Harbors, Inc.*	10,416	705,684
Copart, Inc.*	32,468	1,070,470
Corrections Corp. of America*	49,938	1,232,470
Deluxe Corp.	23,174	443,318
Herman Miller, Inc.	25,819	508,118
HNI Corp.	20,333	584,777
Mine Safety Appliances Co.	13,972	378,641
Rollins, Inc.	19,094	446,418
Waste Connections, Inc.*	35,020	1,388,893

		7,246,964

Construction & Engineering (0.7%)
Aecom Technology Corp.*	52,516	1,274,038
Granite Construction, Inc.	15,410	350,423
KBR, Inc.	70,704	1,742,147
Shaw Group, Inc.*	38,209	1,282,294
URS Corp.*	37,924	1,440,354

		6,089,256

Electrical Equipment (0.9%)
Acuity Brands, Inc.	19,677	870,510
AMETEK, Inc.	48,188	2,301,941
Baldor Electric Co.	21,362	863,025
Hubbell, Inc., Class B	27,190	1,379,892
Regal-Beloit Corp.	17,454	1,024,375
Thomas & Betts Corp.*	23,633	969,426
Woodward Governor Co.	26,469	858,125

		8,267,294

Industrial Conglomerates (0.1%)
Carlisle Cos., Inc.	27,548	825,063

Machinery (3.0%)
AGCO Corp.*	42,096	1,642,165
Bucyrus International, Inc.	36,726	2,546,948
Crane Co.	21,081	799,813
Donaldson Co., Inc.	34,615	1,631,405
Gardner Denver, Inc.	23,703	1,272,377
Graco, Inc.	27,277	865,499
Harsco Corp.	36,349	893,458
IDEX Corp.	36,814	1,307,265
Joy Global, Inc.	46,736	3,286,476
Kennametal, Inc.	37,052	1,146,018
Lincoln Electric Holdings, Inc.	19,206	1,110,491
Nordson Corp.	15,347	1,130,920
Oshkosh Corp.*	40,965	1,126,537
Pentair, Inc.	44,671	1,502,286
SPX Corp.	22,656	1,433,672

See Notes to Portfolio of Investments.

EQ ADVISORS TRUST

ATM MID CAP PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

September 30, 2010 (Unaudited)

	Number of Shares	Value (Note 1)
Terex Corp.*	49,149	$1,126,495
Timken Co.	36,382	1,395,614
Trinity Industries, Inc.	36,006	801,854
Valmont Industries, Inc.	9,679	700,760
Wabtec Corp.	21,685	1,036,326

		26,756,379

Marine (0.2%)
Alexander & Baldwin, Inc.	18,633	649,174
Kirby Corp.*	24,391	977,103

		1,626,277

Professional Services (0.5%)
Corporate Executive Board Co.	15,528	490,064
FTI Consulting, Inc.*	21,145	733,520
Korn/Ferry International*	20,936	346,281
Manpower, Inc.	37,259	1,944,920
Navigant Consulting, Inc.*	22,673	263,687
Towers Watson & Co., Class A	20,470	1,006,714

		4,785,186

Road & Rail (0.6%)
Con-way, Inc.	24,655	764,059
J.B. Hunt Transport Services, Inc.	40,172	1,393,968
Kansas City Southern*	46,392	1,735,525
Landstar System, Inc.	22,545	870,688
Werner Enterprises, Inc.	19,990	409,595

		5,173,835

Trading Companies & Distributors (0.2%)
GATX Corp.	20,906	612,964
MSC Industrial Direct Co., Class A	20,125	1,087,555
United Rentals, Inc.*	27,338	405,696

		2,106,215

Total Industrials		68,164,084

Information Technology (8.0%)
Communications Equipment (1.0%)
ADC Telecommunications, Inc.*	49,043	621,375
ADTRAN, Inc.	28,358	1,001,037
Ciena Corp.*	42,260	657,988
CommScope, Inc.*	42,840	1,017,022
F5 Networks, Inc.*	36,469	3,785,847
Plantronics, Inc.	21,516	726,811
Polycom, Inc.*	38,544	1,051,480

		8,861,560

Computers & Peripherals (0.2%)
Diebold, Inc.	29,735	924,461
NCR Corp.*	72,559	988,979

		1,913,440

Electronic Equipment, Instruments & Components (1.1%)
Arrow Electronics, Inc.*	53,302	1,424,763
Avnet, Inc.*	68,647	1,854,156
Ingram Micro, Inc., Class A*	70,856	1,194,632
Itron, Inc.*	18,249	1,117,386
National Instruments Corp.	26,544	866,927
Tech Data Corp.*	21,088	849,846
Trimble Navigation Ltd.*	53,921	1,889,392
Vishay Intertechnology, Inc.*	84,444	817,418

		10,014,520

Internet Software & Services (0.6%)
AOL, Inc.*	48,269	1,194,658
Digital River, Inc.*	17,964	611,494
Equinix, Inc.*	20,640	2,112,504
Rackspace Hosting, Inc.*	43,643	1,133,845
ValueClick, Inc.*	36,938	483,149

		5,535,650

IT Services (1.5%)
Acxiom Corp.*	36,200	$574,132
Alliance Data Systems Corp.*	23,857	1,556,908
Broadridge Financial Solutions, Inc.	57,325	1,311,023
Convergys Corp.*	56,096	586,203
CoreLogic, Inc.	47,068	901,823
DST Systems, Inc.	16,263	729,233
Gartner, Inc.*	32,721	963,306
Global Payments, Inc.	36,082	1,547,557
Hewitt Associates, Inc., Class A*	42,308	2,133,592
Lender Processing Services, Inc.	42,153	1,400,744
ManTech International Corp., Class A*	10,130	401,148
NeuStar, Inc., Class A*	33,943	843,823
SRA International, Inc., Class A*	19,307	380,734

		13,330,226

Office Electronics (0.1%)
Zebra Technologies Corp., Class A*	25,686	864,077

Semiconductors & Semiconductor Equipment (1.4%)
Atmel Corp.*	208,831	1,662,295
Cree, Inc.*	48,888	2,654,129
Fairchild Semiconductor International, Inc.*	56,417	530,320
Integrated Device Technology, Inc.*	71,763	419,814
International Rectifier Corp.*	31,731	669,207
Intersil Corp., Class A	55,982	654,430
Lam Research Corp.*	56,235	2,353,435
RF Micro Devices, Inc.*	123,460	758,044
Semtech Corp.*	28,052	566,370
Silicon Laboratories, Inc.*	20,233	741,539
Skyworks Solutions, Inc.*	80,834	1,671,647

		12,681,230

Software (2.1%)
ACI Worldwide, Inc.*	15,026	336,432
Advent Software, Inc.*	7,157	373,524
ANSYS, Inc.*	41,127	1,737,616
Cadence Design Systems, Inc.*	120,482	919,278
FactSet Research Systems, Inc.	20,964	1,700,809
Fair Isaac Corp.	18,889	465,803
Informatica Corp.*	41,891	1,609,033
Jack Henry & Associates, Inc.	38,808	989,604
Mentor Graphics Corp.*	49,425	522,422
MICROS Systems, Inc.*	36,234	1,533,785
Parametric Technology Corp.*	52,153	1,019,069
Quest Software, Inc.*	27,742	682,176
Rovi Corp.*	46,703	2,354,298
Solera Holdings, Inc.	31,673	1,398,680
Synopsys, Inc.*	67,236	1,665,436
TIBCO Software, Inc.*	74,182	1,315,989

		18,623,954

Total Information Technology		71,824,657

Materials (3.3%)
Chemicals (1.7%)
Albemarle Corp.	41,355	1,935,828
Ashland, Inc.	35,633	1,737,821
Cabot Corp.	29,554	962,574
Cytec Industries, Inc.	22,171	1,250,001
Intrepid Potash, Inc.*	20,026	522,078
Lubrizol Corp.	30,620	3,244,801
Minerals Technologies, Inc.	8,435	496,990
NewMarket Corp.	4,492	510,651
Olin Corp.	35,804	721,809

See Notes to Portfolio of Investments.

EQ ADVISORS TRUST

ATM MID CAP PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

September 30, 2010 (Unaudited)

	Number of Shares	Value (Note 1)
RPM International, Inc.	58,798	$1,171,256
Scotts Miracle-Gro Co., Class A	20,899	1,081,105
Sensient Technologies Corp.	22,488	685,659
Valspar Corp.	44,546	1,418,790

		15,739,363

Construction Materials (0.2%)
Martin Marietta Materials, Inc.	20,661	1,590,277

Containers & Packaging (0.8%)
AptarGroup, Inc.	30,483	1,392,159
Greif, Inc., Class A	14,073	828,055
Packaging Corp. of America	46,852	1,085,561
Rock-Tenn Co., Class A	17,609	877,104
Silgan Holdings, Inc.	24,271	769,391
Sonoco Products Co.	45,578	1,524,128
Temple-Inland, Inc.	48,721	909,134

		7,385,532

Metals & Mining (0.5%)
Carpenter Technology Corp.	19,856	669,346
Commercial Metals Co.	51,715	749,350
Reliance Steel & Aluminum Co.	33,609	1,395,782
Steel Dynamics, Inc.	98,054	1,383,542
Worthington Industries, Inc.	25,850	388,525

		4,586,545

Paper & Forest Products (0.1%)
Louisiana-Pacific Corp.*	58,457	442,520

Total Materials		29,744,237

Telecommunication Services (0.4%)
Diversified Telecommunication Services (0.2%)
Cincinnati Bell, Inc.*	91,214	243,541
tw telecom, Inc.*	68,549	1,272,955

		1,516,496

Wireless Telecommunication Services (0.2%)
Syniverse Holdings, Inc.*	31,406	711,974
Telephone & Data Systems, Inc.	41,795	1,370,876

		2,082,850

Total Telecommunication Services		3,599,346

Utilities (3.1%)
Electric Utilities (0.9%)
Cleco Corp.	27,416	812,062
DPL, Inc.	53,849	1,407,074
Great Plains Energy, Inc.	61,288	1,158,343
Hawaiian Electric Industries, Inc.	42,398	955,651
IDACORP, Inc.	21,800	783,056
NV Energy, Inc.	106,312	1,398,003
PNM Resources, Inc.	39,217	446,682
Westar Energy, Inc.	50,132	1,214,698

		8,175,569

Gas Utilities (1.1%)
AGL Resources, Inc.	35,241	1,351,845
Atmos Energy Corp.	40,806	1,193,576
Energen Corp.	32,540	1,487,729
National Fuel Gas Co.	37,129	1,923,653
Questar Corp.	79,391	1,391,724
UGI Corp.	49,716	1,422,375
WGL Holdings, Inc.	22,967	867,693

		9,638,595

Independent Power Producers & Energy Traders (0.0%)
Dynegy, Inc.*	46,093	224,473

Multi-Utilities (1.0%)
Alliant Energy Corp.	50,136	$1,822,444
Black Hills Corp.	17,768	554,362
MDU Resources Group, Inc.	85,113	1,698,004
NSTAR	46,864	1,844,098
OGE Energy Corp.	44,087	1,757,749
Vectren Corp.	36,744	950,567

		8,627,224

Water Utilities (0.1%)
Aqua America, Inc.	62,045	1,265,718

Total Utilities		27,931,579

Total Common Stocks (50.3%) (Cost $401,349,488)		452,898,854

	Principal Amount	Value (Note 1)
SHORT-TERM INVESTMENTS:
Short-Term Investment (45.3%)
BlackRock Liquidity Funds TempFund
0.23% ‡	$407,241,245	407,241,245

Time Deposit (0.1%)
JPMorgan Chase Nassau
0.000%, 10/1/10	875,568	875,568

Total Short-Term Investments (45.4%) (Amortized Cost $408,116,813)		408,116,813

Total Investments (95.7%) (Cost/Amortized Cost $809,466,301)		861,015,667
Other Assets Less Liabilities (4.3%)		38,805,605

Net Assets (100%)		$899,821,272

*	Non-income producing.

‡	Affiliated company as defined under the Investment Company Act of 1940.

See Notes to Portfolio of Investments.

EQ ADVISORS TRUST

ATM MID CAP PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

September 30, 2010 (Unaudited)

Investments in companies which were affiliates for the nine months ended September 30, 2010, were as follows:

Securities	Market Value December 31, 2009	Purchases at Cost	Sales at Cost	Market Value September 30, 2010	Dividend Income	Realized Gain (Loss)
BlackRock Liquidity Funds
TempFund	$441,334,009	$589,908,431	$624,001,195	$407,241,245	$515,529	$—

At September 30, 2010, the Portfolio had the following futures contracts open: (Note 1)

	Number of Contracts	Expiration Date	Original Value	Value at 9/30/2010	Unrealized Appreciation/ (Depreciation)
Purchases
Russell 2000 Mini Index	499	December-10	$31,331,887	$33,657,550	$2,325,663
S&P 500 E-Mini Index	581	December-10	31,907,620	33,021,135	1,113,515
S&P MidCap 400 E-Mini Index	4,760	December-10	365,476,933	380,847,600	15,370,667

					$18,809,845

The following is a summary of the inputs used to value the Portfolio’s assets and liabilities carried at fair value as of September 30, 2010:

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. For example, money market securities are valued using amortized cost, in accordance with rules under the Investment Company Act of 1940. Generally, amortized cost approximates the current fair value of a security, but since the value is not obtained from a quoted price in an active market, such securities are reflected as Level 2.

Various inputs are used in determining the value of the Portfolio’s investments. These inputs are summarized in the three broad levels listed below:

Investment Type	Level 1 Quoted prices in active markets for identical securities	Level 2 Significant other observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)	Level 3 Significant unobservable inputs (including the Portfolio’s own assumptions in determining the fair value of investments)	Total
Assets:
Common Stocks
Consumer Discretionary	$64,210,519	$—	$—	$64,210,519
Consumer Staples	17,978,515	—	—	17,978,515
Energy	26,486,914	—	—	26,486,914
Financials	91,489,048	—	—	91,489,048
Health Care	51,469,955	—	—	51,469,955
Industrials	68,164,084	—	—	68,164,084
Information Technology	71,824,657	—	—	71,824,657
Materials	29,744,237	—	—	29,744,237
Telecommunication Services	3,599,346	—	—	3,599,346
Utilities	27,931,579	—	—	27,931,579
Futures	18,809,845	—	—	18,809,845
Short-Term Investments	—	408,116,813	—	408,116,813

Total Assets	$471,708,699	$408,116,813	$—	$879,825,512

Total Liabilities	$—	$—	$—	$—

Total	$471,708,699	$408,116,813	$—	$879,825,512

See Notes to Portfolio of Investments.

EQ ADVISORS TRUST

ATM MID CAP PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

September 30, 2010 (Unaudited)

Investment security transactions for the nine months ended September 30, 2010 were as follows:

Cost of Purchases:
Stocks and long-term corporate debt securities	$73,210,942
Net Proceeds of Sales and Redemptions:
Stocks and long-term corporate debt securities	$295,255,757

As of September 30, 2010, the gross unrealized appreciation (depreciation) of investments based on the aggregate cost of investments for Federal income tax purposes was as follows:

Aggregate gross unrealized appreciation	$65,790,241
Aggregate gross unrealized depreciation	(14,724,592)

Net unrealized appreciation	$51,065,649

Federal income tax cost of investments	$809,950,018

See Notes to Portfolio of Investments.

EQ ADVISORS TRUST

ATM SMALL CAP PORTFOLIO

PORTFOLIO OF INVESTMENTS

September 30, 2010 (Unaudited)

	Number of Shares	Value (Note 1)
COMMON STOCKS:
Consumer Discretionary (7.0%)
Auto Components (0.4%)
American Axle & Manufacturing Holdings, Inc.*	27,586	$248,826
Amerigon, Inc.*	12,544	129,203
Cooper Tire & Rubber Co.	32,654	640,998
Dana Holding Corp.*	74,706	920,378
Dorman Products, Inc.*	6,200	191,084
Drew Industries, Inc.*	10,210	212,980
Exide Technologies, Inc.*	39,606	189,713
Fuel Systems Solutions, Inc.*	7,072	276,586
Hawk Corp., Class A*	1,251	54,131
Modine Manufacturing Co.*	25,146	326,144
Shiloh Industries, Inc.*	8,700	84,216
Spartan Motors, Inc.	24,207	112,320
Standard Motor Products, Inc.	15,139	159,414
Stoneridge, Inc.*	8,975	94,327
Superior Industries International, Inc.	10,276	177,569
Tenneco, Inc.*	33,006	956,184

		4,774,073

Automobiles (0.0%)
Winnebago Industries, Inc.*	12,688	132,209

Distributors (0.0%)
Audiovox Corp., Class A*	13,496	92,313
Core-Mark Holding Co., Inc.*	5,773	178,732

		271,045

Diversified Consumer Services (0.6%)
American Public Education, Inc.*	9,447	310,428
Bridgepoint Education, Inc.*	9,590	148,261
Cambium Learning Group, Inc.*	16,500	52,800
Capella Education Co.*	8,833	685,617
Coinstar, Inc.*	17,166	737,966
Corinthian Colleges, Inc.*	46,173	324,135
CPI Corp.	3,915	101,320
Grand Canyon Education, Inc.*	16,264	356,670
K12, Inc.*	13,509	392,166
Learning Tree International, Inc.	6,451	65,284
Lincoln Educational Services Corp.*	8,729	125,785
Mac-Gray Corp.	11,309	137,178
Matthews International Corp., Class A	15,633	552,783
National American University Holdings, Inc.	8,800	59,136
Pre-Paid Legal Services, Inc.*	4,191	261,896
Princeton Review, Inc.*	45,138	92,082
Regis Corp.	30,106	575,928
Sotheby’s, Inc.	36,326	1,337,523
Steiner Leisure Ltd.*	7,660	291,846
Stewart Enterprises, Inc., Class A	37,358	201,360
Universal Technical Institute, Inc.	10,398	203,281

		7,013,445

Hotels, Restaurants & Leisure (1.3%)
AFC Enterprises, Inc.*	11,459	142,092
Ambassadors Group, Inc.	12,293	139,403
Ameristar Casinos, Inc.	14,944	260,773
Biglari Holdings, Inc.*	738	242,544
BJ’s Restaurants, Inc.*	11,933	336,033
Bluegreen Corp.*	22,514	62,814
Bob Evans Farms, Inc.	16,151	453,359
Boyd Gaming Corp.*	28,469	206,400
Buffalo Wild Wings, Inc.*	9,539	456,823
California Pizza Kitchen, Inc.*	8,990	$153,369
Caribou Coffee Co., Inc.*	6,884	71,594
Carrols Restaurant Group, Inc.*	12,447	65,969
CEC Entertainment, Inc.*	12,198	418,757
Cheesecake Factory, Inc.*	32,308	855,193
Churchill Downs, Inc.	6,183	220,857
Cracker Barrel Old Country Store, Inc.	12,740	646,682
Denny’s Corp.*	41,524	129,140
DineEquity, Inc.*	9,969	448,406
Domino’s Pizza, Inc.*	17,695	233,928
Einstein Noah Restaurant Group, Inc.*	1,375	14,575
Gaylord Entertainment Co.*	18,729	571,234
Interval Leisure Group, Inc.*	19,091	257,156
Isle of Capri Casinos, Inc.*	14,761	105,689
Jack in the Box, Inc.*	30,447	652,784
Jamba, Inc.*	47,575	104,189
Krispy Kreme Doughnuts, Inc.*	32,832	150,371
Landry’s Restaurants, Inc.*	5,209	127,568
Life Time Fitness, Inc.*	23,017	908,481
Marcus Corp.	12,130	143,740
McCormick & Schmick’s Seafood Restaurants, Inc.*	11,646	90,606
Monarch Casino & Resort, Inc.*	8,165	91,530
Morgans Hotel Group Co.*	17,766	130,047
Multimedia Games, Inc.*	15,240	56,388
O’Charleys, Inc.*	10,714	77,034
Orient-Express Hotels Ltd., Class A*	50,395	561,904
P.F. Chang’s China Bistro, Inc.	12,785	590,667
Papa John’s International, Inc.*	11,090	292,554
Peet’s Coffee & Tea, Inc.*	6,215	212,739
Pinnacle Entertainment, Inc.*	29,962	334,076
Red Lion Hotels Corp.*	14,589	108,542
Red Robin Gourmet Burgers, Inc.*	4,041	79,244
Ruby Tuesday, Inc.*	32,672	387,817
Ruth’s Hospitality Group, Inc.*	23,702	95,045
Scientific Games Corp., Class A*	34,155	331,303
Shuffle Master, Inc.*	29,080	244,563
Sonic Corp.*	30,944	250,027
Speedway Motorsports, Inc.	6,702	105,087
Texas Roadhouse, Inc.*	30,224	424,949
Vail Resorts, Inc.*	18,990	712,505

		13,756,550

Household Durables (0.4%)
American Greetings Corp., Class A	20,867	387,918
Beazer Homes USA, Inc.*	36,908	152,430
Blyth, Inc.	2,754	113,575
Brookfield Homes Corp.*	9,518	77,952
Cavco Industries, Inc.*	1,709	61,370
CSS Industries, Inc.	6,311	109,117
Ethan Allen Interiors, Inc.	12,247	213,833
Furniture Brands International, Inc.*	24,109	129,706
Helen of Troy Ltd.*	16,073	406,486
Hooker Furniture Corp.	7,520	87,458
Hovnanian Enterprises, Inc., Class A*	31,918	125,438
iRobot Corp.*	11,463	212,868
Kid Brands, Inc.*	14,429	124,089
La-Z-Boy, Inc.*	26,140	220,622
Libbey, Inc.*	10,537	138,772
Lifetime Brands, Inc.*	7,939	119,879
M/I Homes, Inc.*	10,681	110,762
Meritage Homes Corp.*	17,204	337,543

See Notes to Portfolio of Investments.

EQ ADVISORS TRUST

ATM SMALL CAP PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

September 30, 2010 (Unaudited)

	Number of Shares	Value (Note 1)
National Presto Industries, Inc.	2,557	$272,244
Ryland Group, Inc.	23,526	421,586
Sealy Corp.*	43,476	106,081
Skyline Corp.	4,524	91,656
Standard Pacific Corp.*	50,269	199,568
Universal Electronics, Inc.*	6,411	133,669

		4,354,622

Internet & Catalog Retail (0.2%)
1-800-FLOWERS.COM, Inc., Class A*	24,910	47,080
Blue Nile, Inc.*	6,240	277,617
Drugstore.Com, Inc.*	25,363	48,697
Gaiam, Inc., Class A	19,116	127,886
HSN, Inc.*	21,443	641,146
NutriSystem, Inc.	15,054	289,639
Orbitz Worldwide, Inc.*	15,883	100,063
Overstock.com, Inc.*	7,255	114,049
PetMed Express, Inc.	11,074	193,795
Shutterfly, Inc.*	14,132	367,291
U.S. Auto Parts Network, Inc.*	12,875	105,575
Vitacost.com, Inc.*	3,254	19,556

		2,332,394

Leisure Equipment & Products (0.4%)
Arctic Cat, Inc.*	12,273	125,798
Brunswick Corp.	48,061	731,488
Callaway Golf Co.	29,496	206,472
Eastman Kodak Co.*	141,119	592,700
JAKKS Pacific, Inc.*	13,348	235,459
Leapfrog Enterprises, Inc.*	19,825	108,641
Marine Products Corp.*	11,596	71,200
Polaris Industries, Inc.	16,583	1,079,553
Pool Corp.	27,367	549,256
RC2 Corp.*	10,727	224,731
Smith & Wesson Holding Corp.*	39,927	142,140
Steinway Musical Instruments, Inc.*	5,603	96,484
Sturm Ruger & Co., Inc.	9,838	134,190
Summer Infant, Inc.*	4,026	31,483

		4,329,595

Media (0.7%)
AH Belo Corp., Class A*	17,820	125,987
Arbitron, Inc.	13,724	383,860
Ascent Media Corp., Class A*	7,893	210,822
Ballantyne Strong, Inc.*	4,855	41,996
Belo Corp., Class A*	48,111	298,288
Carmike Cinemas, Inc.*	11,836	103,210
Cinemark Holdings, Inc.	29,899	481,374
CKX, Inc.*	14,291	70,026
Crown Media Holdings, Inc., Class A*	6,656	15,908
Cumulus Media, Inc., Class A*	4,809	13,513
Dex One Corp.*	26,217	321,945
Entercom Communications Corp., Class A*	14,312	112,492
Entravision Communications Corp., Class A*	38,093	75,805
EW Scripps Co., Class A*	15,243	120,115
Fisher Communications, Inc.*	1,434	24,995
Global Sources Ltd.*	15,553	117,425
Gray Television, Inc.*	43,244	86,921
Harte-Hanks, Inc.	18,685	218,054
Journal Communications, Inc., Class A*	22,612	101,980
Knology, Inc.*	14,549	195,393
Lee Enterprises, Inc.*	9,815	26,304
LIN TV Corp., Class A*	16,713	74,206
Lions Gate Entertainment Corp.*	35,778	$262,968
Live Nation Entertainment, Inc.*	76,454	755,366
LodgeNet Interactive Corp.*	28,660	80,248
Martha Stewart Living Omnimedia, Inc., Class A*	19,003	90,074
McClatchy Co., Class A*	34,488	135,538
Media General, Inc., Class A*	13,140	117,734
Mediacom Communications Corp., Class A*	20,605	136,199
National CineMedia, Inc.	22,511	402,947
Nexstar Broadcasting Group, Inc., Class A*	19,462	100,229
Outdoor Channel Holdings, Inc.*	11,108	61,427
Playboy Enterprises, Inc., Class B*	25,157	129,307
PRIMEDIA, Inc.	19,358	73,560
Radio One, Inc., Class D*	6,960	6,126
ReachLocal, Inc.*	5,000	68,900
Rentrak Corp.*	4,336	109,571
Scholastic Corp.	16,069	447,040
Sinclair Broadcast Group, Inc., Class A*	23,760	166,795
SuperMedia, Inc.*	7,118	75,237
Valassis Communications, Inc.*	27,071	917,436
Value Line, Inc.	4,935	68,449
Warner Music Group Corp.*	27,766	124,947
Westwood One, Inc.*	7,361	62,495
World Wrestling Entertainment, Inc., Class A	12,541	174,445

		7,787,657

Multiline Retail (0.2%)
99 Cents Only Stores*	24,477	462,126
Bon-Ton Stores, Inc.*	12,196	124,033
Dillard’s, Inc., Class A	24,356	575,776
Fred’s, Inc., Class A	18,596	219,433
Retail Ventures, Inc.*	14,642	157,548
Saks, Inc.*	74,609	641,637
Tuesday Morning Corp.*	17,426	83,122

		2,263,675

Specialty Retail (1.7%)
America’s Car-Mart, Inc.*	4,922	123,936
AnnTaylor Stores Corp.*	31,853	644,705
Asbury Automotive Group, Inc.*	16,384	230,523
Barnes & Noble, Inc.	20,004	324,265
bebe stores, Inc.	16,738	120,681
Big 5 Sporting Goods Corp.	11,327	152,008
Books-A-Million, Inc.	11,130	66,780
Borders Group, Inc.*	29,388	34,972
Brown Shoe Co., Inc.	22,846	262,044
Buckle, Inc.	13,215	350,726
Build-A-Bear Workshop, Inc.*	18,716	113,232
Cabela’s, Inc.*	20,991	398,409
Casual Male Retail Group, Inc.*	36,151	147,496
Cato Corp., Class A	14,061	376,272
Charming Shoppes, Inc.*	64,084	225,576
Children’s Place Retail Stores, Inc.*	14,533	708,774
Christopher & Banks Corp.	15,076	119,251
Citi Trends, Inc.*	7,704	186,514
Coldwater Creek, Inc.*	41,196	217,103
Collective Brands, Inc.*	33,874	546,726
Conn’s, Inc.*	2,824	13,131
Destination Maternity Corp.*	3,441	113,278
Dress Barn, Inc.*	31,323	743,921
DSW, Inc., Class A*	7,887	226,357
Express, Inc.*	9,133	138,913
Finish Line, Inc., Class A	26,693	371,300

See Notes to Portfolio of Investments.

EQ ADVISORS TRUST

ATM SMALL CAP PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

September 30, 2010 (Unaudited)

	Number of Shares	Value (Note 1)
Genesco, Inc.*	12,156	$363,221
Group 1 Automotive, Inc.*	13,508	403,619
Gymboree Corp.*	15,785	655,709
Haverty Furniture Cos., Inc.	12,884	140,564
hhgregg, Inc.*	6,648	164,604
Hibbett Sports, Inc.*	14,479	361,251
HOT Topic, Inc.	30,874	184,935
Jo-Ann Stores, Inc.*	15,043	670,166
Jos. A. Bank Clothiers, Inc.*	14,679	625,472
Kirkland’s, Inc.*	8,385	116,216
Lithia Motors, Inc., Class A	16,352	156,816
Lumber Liquidators Holdings, Inc.*	11,639	285,970
MarineMax, Inc.*	17,546	123,524
Men’s Wearhouse, Inc.	28,617	680,798
Midas, Inc.*	8,806	67,014
Monro Muffler Brake, Inc.	10,437	481,250
New York & Co., Inc.*	46,349	119,117
OfficeMax, Inc.*	44,424	581,510
Pacific Sunwear of California, Inc.*	35,701	186,716
Penske Automotive Group, Inc.*	23,075	304,590
PEP Boys-Manny, Moe & Jack	28,465	301,160
Pier 1 Imports, Inc.*	57,664	472,268
Rent-A-Center, Inc.	34,655	775,579
Rue21, Inc.*	7,706	198,892
Sally Beauty Holdings, Inc.*	48,394	542,013
Select Comfort Corp.*	28,659	194,308
Shoe Carnival, Inc.*	4,910	99,280
Sonic Automotive, Inc., Class A*	21,594	212,269
Stage Stores, Inc.	18,539	241,007
Stein Mart, Inc.*	17,589	155,311
Systemax, Inc.	6,181	75,903
Talbots, Inc.*	36,788	481,923
Ulta Salon Cosmetics & Fragrance, Inc.*	16,380	478,296
Vitamin Shoppe, Inc.*	7,324	201,044
West Marine, Inc.*	8,436	85,710
Wet Seal, Inc., Class A*	48,797	165,422
Winmark Corp.	2,200	73,568
Zumiez, Inc.*	11,574	244,906

		18,628,814

Textiles, Apparel & Luxury Goods (1.1%)
American Apparel, Inc.*	64,871	79,791
Carter’s, Inc.*	31,762	836,293
Cherokee, Inc.	5,425	98,952
Columbia Sportswear Co.	6,282	367,120
Crocs, Inc.*	47,329	615,750
Culp, Inc.*	9,802	96,060
Deckers Outdoor Corp.*	20,951	1,046,712
G-III Apparel Group Ltd.*	8,486	266,291
Iconix Brand Group, Inc.*	40,067	701,172
Joe’s Jeans, Inc.*	46,201	97,484
Jones Apparel Group, Inc.	47,387	930,681
Kenneth Cole Productions, Inc., Class A*	6,753	112,572
K-Swiss, Inc., Class A*	11,074	141,193
Liz Claiborne, Inc.*	52,173	317,212
Maidenform Brands, Inc.*	12,122	349,720
Movado Group, Inc.*	12,595	137,034
Oxford Industries, Inc.	7,845	186,554
Perry Ellis International, Inc.*	6,126	133,853
Quiksilver, Inc.*	63,238	247,261
Skechers U.S.A., Inc., Class A*	18,086	424,840
Steven Madden Ltd.*	12,665	520,025
Timberland Co., Class A*	22,654	448,776
True Religion Apparel, Inc.*	13,442	286,852
Under Armour, Inc., Class A*	18,775	845,626
Unifi, Inc.*	23,545	$106,188
Volcom, Inc.*	9,500	181,640
Warnaco Group, Inc.*	24,545	1,254,986
Weyco Group, Inc.	5,433	131,587
Wolverine World Wide, Inc.	26,165	759,047

		11,721,272

Total Consumer Discretionary		77,365,351

Consumer Staples (1.6%)
Beverages (0.1%)
Boston Beer Co., Inc., Class A*	4,315	288,544
Coca-Cola Bottling Co. Consolidated	2,250	119,092
Heckmann Corp.*	42,501	165,754
MGP Ingredients, Inc.	4,153	32,601
National Beverage Corp.	8,373	117,222

		723,213

Food & Staples Retailing (0.5%)
Andersons, Inc.	9,306	352,697
Arden Group, Inc., Class A	1,083	89,348
Casey’s General Stores, Inc.	20,668	862,889
Great Atlantic & Pacific Tea Co., Inc.*	29,116	115,299
Ingles Markets, Inc., Class A	8,870	147,331
Nash Finch Co.	6,757	287,443
Pantry, Inc.*	12,846	309,717
Pricesmart, Inc.	8,818	256,868
Rite Aid Corp.*	287,639	271,244
Ruddick Corp.	24,373	845,256
Spartan Stores, Inc.	11,194	162,313
Susser Holdings Corp.*	2,567	35,938
United Natural Foods, Inc.*	23,079	764,838
Village Super Market, Inc., Class A	4,115	114,973
Weis Markets, Inc.	6,383	249,767
Winn-Dixie Stores, Inc.*	30,387	216,659

		5,082,580

Food Products (0.6%)
Alico, Inc.	4,473	103,953
B&G Foods, Inc.	23,296	254,392
Calavo Growers, Inc.	5,686	123,272
Cal-Maine Foods, Inc.	6,611	191,587
Chiquita Brands International, Inc.*	23,980	317,495
Darling International, Inc.*	45,108	384,320
Diamond Foods, Inc.	11,621	476,345
Dole Food Co., Inc.*	17,319	158,469
Farmer Bros Co.	6,504	104,064
Fresh Del Monte Produce, Inc.*	21,083	457,501
Griffin Land & Nurseries, Inc.	5,240	138,546
Hain Celestial Group, Inc.*	22,619	542,404
Harbinger Group, Inc.*	459	2,547
Imperial Sugar Co.	6,891	90,134
J&J Snack Foods Corp.	7,125	298,751
John B. Sanfilippo & Son, Inc.*	7,404	97,733
Lancaster Colony Corp.	9,941	472,198
Lance, Inc.	12,796	272,555
Lifeway Foods, Inc.*	2,305	24,249
Limoneira Co.	3,100	62,434
Pilgrim’s Pride Corp.*	25,741	144,664
Sanderson Farms, Inc.	12,129	525,064
Seneca Foods Corp., Class A*	1,941	50,835
Smart Balance, Inc.*	46,310	179,683
Synutra International, Inc.*	9,319	107,634
Tootsie Roll Industries, Inc.	12,253	304,855
TreeHouse Foods, Inc.*	19,135	882,123

		6,767,807

See Notes to Portfolio of Investments.

EQ ADVISORS TRUST

ATM SMALL CAP PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

September 30, 2010 (Unaudited)

	Number of Shares	Value (Note 1)
Household Products (0.1%)
Cellu Tissue Holdings, Inc.*	11,355	$135,465
Central Garden & Pet Co., Class A*	28,489	295,146
Oil-Dri Corp. of America	4,029	86,664
Spectrum Brands Holdings, Inc.*	9,605	261,064
WD-40 Co.	9,198	349,708

		1,128,047

Personal Products (0.2%)
Elizabeth Arden, Inc.*	12,126	242,399
Female Health Co.	17,990	92,648
Inter Parfums, Inc.	6,915	121,635
Medifast, Inc.*	7,585	205,781
Nature’s Sunshine Products, Inc.*	10,323	92,288
Nu Skin Enterprises, Inc., Class A	25,956	747,533
Nutraceutical International Corp.*	2,617	41,061
Prestige Brands Holdings, Inc.*	19,373	191,599
Revlon, Inc., Class A*	6,746	85,134
Schiff Nutrition International, Inc.	10,543	86,452
USANA Health Sciences, Inc.*	4,500	181,620

		2,088,150

Tobacco (0.1%)
Alliance One International, Inc.*	45,397	188,398
Star Scientific, Inc.*	88,210	185,241
Universal Corp.	12,385	496,515
Vector Group Ltd.	24,068	450,073

		1,320,227

Total Consumer Staples		17,110,024

Energy (2.8%)
Energy Equipment & Services (1.0%)
Allis-Chalmers Energy, Inc.*	12,618	52,617
Basic Energy Services, Inc.*	11,344	96,651
Bristow Group, Inc.*	19,934	719,219
Cal Dive International, Inc.*	51,275	280,474
CARBO Ceramics, Inc.	10,171	823,851
Complete Production Services, Inc.*	43,064	880,659
Dawson Geophysical Co.*	5,562	148,227
Dril-Quip, Inc.*	18,785	1,166,736
Global Geophysical Services, Inc.*	8,300	60,507
Global Industries Ltd.*	55,756	304,985
Gulf Island Fabrication, Inc.	7,042	128,165
Gulfmark Offshore, Inc., Class A*	11,706	359,608
Helix Energy Solutions Group, Inc.*	54,887	611,441
Hercules Offshore, Inc.*	49,492	131,154
Hornbeck Offshore Services, Inc.*	10,928	212,987
ION Geophysical Corp.*	61,944	318,392
Key Energy Services, Inc.*	67,000	637,170
Lufkin Industries, Inc.	16,288	715,043
Matrix Service Co.*	16,956	148,365
Natural Gas Services Group, Inc.*	6,261	92,475
Newpark Resources, Inc.*	48,308	405,787
OYO Geospace Corp.*	2,172	125,715
Parker Drilling Co.*	63,695	277,073
PHI, Inc.*	8,188	132,482
Pioneer Drilling Co.*	28,589	182,398
RPC, Inc.	15,119	319,918
Seahawk Drilling, Inc.*	10,919	92,375
T-3 Energy Services, Inc.*	5,973	156,194
Tesco Corp.*	15,988	192,336
TETRA Technologies, Inc.*	39,727	405,216
Union Drilling, Inc.*	16,215	72,643
Vantage Drilling Co.*	99,743	159,589
Willbros Group, Inc.*	24,993	229,186

		10,639,638

Oil, Gas & Consumable Fuels (1.8%)
Abraxas Petroleum Corp.*	44,963	$127,695
Alon USA Energy, Inc.	13,557	73,208
American Oil & Gas, Inc.*	26,752	216,691
Apco Oil and Gas International, Inc.	4,964	171,804
Approach Resources, Inc.*	11,641	130,146
ATP Oil & Gas Corp.*	24,577	335,476
Berry Petroleum Co., Class A	27,762	880,888
Bill Barrett Corp.*	25,468	916,848
BPZ Resources, Inc.*	51,691	197,977
Brigham Exploration Co.*	63,259	1,186,106
Callon Petroleum Co.*	20,359	100,777
CAMAC Energy, Inc.*	32,741	104,444
Carrizo Oil & Gas, Inc.*	16,090	385,195
Cheniere Energy, Inc.*	31,823	80,194
Clayton Williams Energy, Inc.*	3,155	159,611
Clean Energy Fuels Corp.*	21,095	299,760
Cloud Peak Energy, Inc.*	17,672	322,514
Contango Oil & Gas Co.*	6,584	330,253
Crosstex Energy, Inc.*	22,595	178,500
CVR Energy, Inc.*	17,308	142,791
Delek U.S. Holdings, Inc.	15,343	109,856
Delta Petroleum Corp.*	110,895	87,230
DHT Holdings, Inc.	28,817	119,014
Endeavour International Corp.*	96,360	124,304
Energy Partners Ltd.*	15,450	185,555
Energy XXI Bermuda Ltd.*	26,557	613,732
Evolution Petroleum Corp.*	20,371	122,430
FX Energy, Inc.*	30,881	127,847
Gastar Exploration Ltd.*	30,097	120,990
General Maritime Corp.	34,596	169,866
GeoResources, Inc.*	8,039	127,820
GMX Resources, Inc.*	9,559	46,457
Golar LNG Ltd.	19,415	243,076
Goodrich Petroleum Corp.*	11,815	172,145
Green Plains Renewable Energy, Inc.*	9,516	115,239
Gulfport Energy Corp.*	13,262	183,546
Hallador Energy Co.	6,500	75,595
Harvest Natural Resources, Inc.*	17,260	179,849
Houston American Energy Corp.	11,586	115,860
International Coal Group, Inc.*	70,996	377,699
Isramco, Inc.*	1,055	63,511
James River Coal Co.*	14,637	256,587
Knightsbridge Tankers Ltd.	9,170	173,313
Kodiak Oil & Gas Corp.*	62,509	211,906
L&L Energy, Inc.*	12,248	98,229
Magnum Hunter Resources Corp.*	31,120	128,837
McMoRan Exploration Co.*	43,762	753,144
Miller Petroleum, Inc.*	14,934	80,494
Nordic American Tanker Shipping Ltd.	25,124	672,318
Northern Oil and Gas, Inc.*	21,887	370,766
Oasis Petroleum, Inc.*	26,364	510,671
Overseas Shipholding Group, Inc.	13,447	461,501
Panhandle Oil and Gas, Inc., Class A	4,073	100,562
Patriot Coal Corp.*	39,990	456,286
Penn Virginia Corp.	23,479	376,603
Petroleum Development Corp.*	10,364	286,046
PetroQuest Energy, Inc.*	27,604	168,108
RAM Energy Resources, Inc.*	47,322	73,822
Rentech, Inc.*	137,527	135,602
Resolute Energy Corp.*	20,061	221,875
REX American Resources Corp.*	8,730	126,498
Rex Energy Corp.*	17,385	222,528
Rosetta Resources, Inc.*	29,259	687,294

See Notes to Portfolio of Investments.

EQ ADVISORS TRUST

ATM SMALL CAP PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

September 30, 2010 (Unaudited)

	Number of Shares	Value (Note 1)
Scorpio Tankers, Inc.*	10,648	$120,216
Ship Finance International Ltd.	24,336	472,848
Stone Energy Corp.*	21,051	310,081
Swift Energy Co.*	20,548	576,988
Syntroleum Corp.*	69,922	130,754
Teekay Tankers Ltd., Class A	14,164	184,274
TransAtlantic Petroleum Ltd.*	71,419	211,400
Uranium Energy Corp.*	31,381	102,930
USEC, Inc.*	60,680	314,929
VAALCO Energy, Inc.*	13,213	75,843
Venoco, Inc.*	9,740	191,196
W&T Offshore, Inc.	18,527	196,386
Warren Resources, Inc.*	39,908	158,435
Western Refining, Inc.*	29,902	156,686
World Fuel Services Corp.	35,275	917,503

		20,515,958

Total Energy		31,155,596

Financials (10.5%)
Capital Markets (1.1%)
American Capital Ltd.*	184,043	1,069,290
Apollo Investment Corp.	107,296	1,097,638
Arlington Asset Investment Corp., Class A	3,900	90,909
Artio Global Investors, Inc.	13,712	209,794
BGC Partners, Inc., Class A	25,673	153,268
BlackRock Kelso Capital Corp.	33,316	383,134
Calamos Asset Management, Inc., Class A	9,972	114,678
Capital Southwest Corp.	1,455	132,114
Cohen & Steers, Inc.	8,809	191,155
Cowen Group, Inc., Class A*	34,889	114,785
Diamond Hill Investment Group, Inc.	625	45,625
Duff & Phelps Corp., Class A	14,497	195,275
Epoch Holding Corp.	7,170	92,350
Evercore Partners, Inc., Class A	7,329	209,683
FBR Capital Markets Corp.*	30,469	95,673
Fifth Street Finance Corp.	24,039	267,794
Financial Engines, Inc.*	8,647	114,832
GAMCO Investors, Inc., Class A	3,349	129,037
GFI Group, Inc.	32,000	148,480
Gladstone Capital Corp.	10,413	117,354
Gladstone Investment Corp.	23,268	155,896
Gleacher & Co., Inc.*	51,255	82,521
Golub Capital BDC, Inc.	7,137	109,196
Harris & Harris Group, Inc.*	30,241	129,129
Hercules Technology Growth Capital, Inc.	18,064	182,627
HFF, Inc., Class A*	15,555	144,350
International Assets Holding Corp.*	6,288	113,813
Investment Technology Group, Inc.*	22,762	323,676
JMP Group, Inc.	21,524	131,296
KBW, Inc.	18,550	474,880
Knight Capital Group, Inc., Class A*	51,998	644,255
LaBranche & Co., Inc.*	39,187	152,829
Ladenburg Thalmann Financial Services, Inc.*	77,628	79,181
Main Street Capital Corp.	9,706	154,228
MCG Capital Corp.	42,206	246,483
MF Global Holdings Ltd.*	52,875	380,700
MVC Capital, Inc.	10,709	138,896
NGP Capital Resources Co.	6,137	55,601
Oppenheimer Holdings, Inc., Class A	4,337	121,219
optionsXpress Holdings, Inc.*	23,236	356,905
PennantPark Investment Corp.	15,043	159,606
Penson Worldwide, Inc.*	19,205	95,449
Piper Jaffray Cos., Inc.*	8,797	$256,257
Prospect Capital Corp.	35,341	343,161
Pzena Investment Management, Inc., Class A	11,702	80,393
Safeguard Scientifics, Inc.*	9,721	121,804
Sanders Morris Harris Group, Inc.	23,371	132,280
Solar Capital Ltd.	5,703	122,329
Stifel Financial Corp.*	18,826	871,455
SWS Group, Inc.	8,114	58,177
TICC Capital Corp.	13,413	138,825
TradeStation Group, Inc.*	19,196	126,310
Triangle Capital Corp.	9,639	154,031
Virtus Investment Partners, Inc.*	1,247	37,734
Westwood Holdings Group, Inc.	4,219	142,729

		11,991,089

Commercial Banks (2.9%)
1st Source Corp.	7,703	133,724
1st United Bancorp, Inc.*	15,982	102,764
Alliance Financial Corp./New York	4,873	147,311
American National Bankshares, Inc.	2,641	57,944
Ameris Bancorp*	16,104	150,572
Ames National Corp.	6,938	138,344
Arrow Financial Corp.	4,700	117,873
BancFirst Corp.	3,150	127,449
Banco Latinoamericano de Comercio Exterior S.A., Class E	12,929	186,824
Bancorp Rhode Island, Inc.	1,544	43,124
Bancorp, Inc./Delaware*	20,595	137,781
Bank of Marin Bancorp/California	1,498	48,296
Bank of the Ozarks, Inc.	6,516	241,678
Boston Private Financial Holdings, Inc.	40,378	264,072
Bridge Bancorp, Inc.	5,943	148,516
Bryn Mawr Bank Corp.	7,661	131,922
Camden National Corp.	3,729	129,210
Capital City Bank Group, Inc.	11,122	135,021
Cardinal Financial Corp.	13,735	131,993
Cathay General Bancorp	42,787	508,737
Center Financial Corp.*	24,478	124,593
Centerstate Banks, Inc.	18,428	158,112
Century Bancorp, Inc./Massachusetts, Class A	787	18,801
Chemical Financial Corp.	13,046	269,269
Citizens & Northern Corp.	11,217	145,821
Citizens Republic Bancorp, Inc.*	184,378	166,143
City Holding Co.	7,876	241,557
CNB Financial Corp./Pennsylvania	2,210	30,388
CoBiz Financial, Inc.	29,868	166,066
Columbia Banking System, Inc.	21,368	419,881
Community Bank System, Inc.	18,021	414,663
Community Trust Bancorp, Inc.	7,217	195,509
CVB Financial Corp.	47,031	353,203
Danvers Bancorp, Inc.	9,906	151,859
Eagle Bancorp, Inc.*	9,566	109,818
Enterprise Financial Services Corp.	12,609	117,264
F.N.B. Corp./Pennsylvania	60,763	520,131
Financial Institutions, Inc.	5,131	90,613
First Bancorp, Inc./Maine	4,709	65,125
First Bancorp/North Carolina	7,119	96,961
First Bancorp/Puerto Rico*	33,312	9,327
First Busey Corp.	25,441	115,757
First Commonwealth Financial Corp.	53,516	291,662
First Community Bancshares, Inc./Virginia	7,719	99,575
First Financial Bancorp	30,802	513,777
First Financial Bankshares, Inc.	11,030	518,300

See Notes to Portfolio of Investments.

EQ ADVISORS TRUST

ATM SMALL CAP PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

September 30, 2010 (Unaudited)

	Number of Shares	Value (Note 1)
First Financial Corp./Indiana	5,548	$163,666
First Interstate Bancsystem, Inc.	8,466	113,952
First Merchants Corp.	21,178	161,588
First Midwest Bancorp, Inc./Illinois	39,451	454,870
First of Long Island Corp.	5,528	138,089
First South Bancorp, Inc./North Carolina	3,692	36,625
FirstMerit Corp.	59,502	1,090,077
German American Bancorp, Inc.	9,473	162,557
Glacier Bancorp, Inc.	37,942	553,953
Great Southern Bancorp, Inc.	4,896	106,586
Green Bankshares, Inc.*	9,828	66,732
Hancock Holding Co.	15,244	458,387
Hanmi Financial Corp.*	86,310	110,477
Heartland Financial USA, Inc.	7,199	110,793
Heritage Financial Corp./Washington*	9,649	135,086
Home Bancorp, Inc.*	3,819	51,098
Home Bancshares, Inc./Arkansas	12,211	248,128
Hudson Valley Holding Corp.	6,576	128,364
IBERIABANK Corp.	14,812	740,304
Independent Bank Corp./Massachusetts	10,536	237,271
International Bancshares Corp.	28,289	477,801
Investors Bancorp, Inc.*	26,365	312,162
Lakeland Bancorp, Inc.	19,432	163,812
Lakeland Financial Corp.	8,007	149,411
MainSource Financial Group, Inc.	11,871	90,694
MB Financial, Inc.	27,242	441,865
Merchants Bancshares, Inc.	4,973	124,027
Metro Bancorp, Inc.*	11,345	117,875
Midsouth Bancorp, Inc.	7,780	110,087
MidWestOne Financial Group, Inc.	1,813	26,579
Nara Bancorp, Inc.*	19,074	134,662
National Bankshares, Inc./Virginia	6,013	155,135
National Penn Bancshares, Inc.	68,722	429,512
NBT Bancorp, Inc.	19,104	421,625
Northfield Bancorp, Inc./New Jersey	8,575	92,782
Old National Bancorp/Indiana	46,526	488,523
OmniAmerican Bancorp, Inc.*	11,537	130,022
Oriental Financial Group, Inc.	27,033	359,539
Orrstown Financial Services, Inc.	6,192	143,407
Pacific Continental Corp.	5,287	47,847
PacWest Bancorp	16,252	309,763
Park National Corp.	6,545	419,142
Peapack-Gladstone Financial Corp.	4,784	56,356
Penns Woods Bancorp, Inc.	1,707	56,416
Peoples Bancorp, Inc./Ohio	10,253	126,830
Pinnacle Financial Partners, Inc.*	15,915	146,259
PrivateBancorp, Inc.	28,816	328,214
Prosperity Bancshares, Inc.	25,222	818,958
Renasant Corp.	9,933	151,081
Republic Bancorp, Inc./Kentucky, Class A	2,687	56,776
S&T Bancorp, Inc.	13,772	239,908
Sandy Spring Bancorp, Inc.	12,074	187,147
SCBT Financial Corp.	6,278	195,811
Sierra Bancorp	9,825	121,339
Signature Bank/New York*	22,648	879,648
Simmons First National Corp., Class A	8,449	238,853
Southside Bancshares, Inc.	7,848	148,249
Southwest Bancorp, Inc./Oklahoma	5,444	70,609
State Bancorp, Inc./New York	15,566	139,783
StellarOne Corp.	11,801	150,109
Sterling Bancorp/New York	12,582	109,338
Sterling Bancshares, Inc./Texas	48,349	$259,634
Suffolk Bancorp	4,598	116,421
Susquehanna Bancshares, Inc.	68,215	575,735
SVB Financial Group*	22,216	940,181
SY Bancorp, Inc.	5,542	137,552
Taylor Capital Group, Inc.*	8,442	96,830
Texas Capital Bancshares, Inc.*	19,833	342,516
Tompkins Financial Corp.	4,252	168,634
Tower Bancorp, Inc.	5,831	118,194
TowneBank/Virginia	11,968	179,041
Trico Bancshares	7,358	113,092
Trustmark Corp.	33,578	729,986
UMB Financial Corp.	16,795	596,390
Umpqua Holdings Corp.	63,350	718,389
Union First Market Bankshares Corp.	10,206	133,290
United Bankshares, Inc.	20,691	514,999
United Community Banks, Inc./Georgia*	43,655	97,787
Univest Corp. of Pennsylvania	8,299	144,901
Virginia Commerce Bancorp, Inc.*	16,645	80,895
Washington Banking Co.	7,911	109,646
Washington Trust Bancorp, Inc.	6,921	132,330
Webster Financial Corp.	35,095	616,268
WesBanco, Inc.	10,932	178,629
West Bancorp, Inc.*	17,086	107,642
West Coast Bancorp/Oregon*	48,591	110,787
Westamerica Bancorp	16,172	881,212
Western Alliance Bancorp*	30,897	207,010
Whitney Holding Corp./Louisiana	50,580	413,239
Wilshire Bancorp, Inc.	12,005	78,513
Wintrust Financial Corp.	16,162	523,810

		32,547,442

Consumer Finance (0.3%)
Advance America Cash Advance Centers, Inc.	45,487	183,313
Cardtronics, Inc.*	16,692	257,557
Cash America International, Inc.	15,562	544,670
CompuCredit Holdings Corp.	19,888	95,860
Credit Acceptance Corp.*	2,844	172,233
Dollar Financial Corp.*	12,034	251,150
EZCORP, Inc., Class A*	24,641	493,806
First Cash Financial Services, Inc.*	15,900	441,225
First Marblehead Corp.*	17,204	40,257
Nelnet, Inc., Class A	13,804	315,835
Student Loan Corp.	2,800	83,160
World Acceptance Corp.*	8,817	389,359

		3,268,425

Diversified Financial Services (0.3%)
Asset Acceptance Capital Corp.*	21,762	116,862
Asta Funding, Inc.	3,285	25,065
California First National Bancorp	1,660	21,032
Compass Diversified Holdings	15,907	257,057
Encore Capital Group, Inc.*	7,139	128,645
Life Partners Holdings, Inc.	2,297	43,712
MarketAxess Holdings, Inc.	14,063	238,790
Marlin Business Services Corp.*	9,828	117,936
Medallion Financial Corp.	18,275	142,362
NewStar Financial, Inc.*	18,394	136,299
PHH Corp.*	28,930	609,266
PICO Holdings, Inc.*	12,503	373,340
Portfolio Recovery Associates, Inc.*	8,928	577,195
Primus Guaranty Ltd.*	23,492	107,123

		2,894,684

Insurance (1.4%)
Alterra Capital Holdings Ltd.	53,176	1,059,266

See Notes to Portfolio of Investments.

EQ ADVISORS TRUST

ATM SMALL CAP PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

September 30, 2010 (Unaudited)

	Number of Shares	Value (Note 1)
Ambac Financial Group, Inc.*	100,759	$55,921
American Equity Investment Life Holding Co.	28,443	291,256
American Physicians Capital, Inc.	4,061	168,369
American Physicians Service Group, Inc.	4,461	144,313
American Safety Insurance Holdings Ltd.*	5,815	95,017
AMERISAFE, Inc.*	8,760	164,513
Amtrust Financial Services, Inc.	10,952	159,023
Argo Group International Holdings Ltd.	16,645	578,247
Baldwin & Lyons, Inc., Class B	5,840	148,628
Citizens, Inc./Texas*	16,214	111,715
CNA Surety Corp.*	8,178	146,550
CNO Financial Group, Inc.*	123,987	686,888
Crawford & Co., Class B*	24,191	58,784
Delphi Financial Group, Inc., Class A	24,615	615,129
Donegal Group, Inc., Class A	10,589	138,398
eHealth, Inc.*	10,979	141,849
EMC Insurance Group, Inc.	1,729	36,862
Employers Holdings, Inc.	20,151	317,781
Enstar Group, Ltd.*	3,366	244,372
FBL Financial Group, Inc., Class A	6,643	172,585
First American Financial Corp.	57,398	857,526
First Mercury Financial Corp.	4,250	42,840
Flagstone Reinsurance Holdings S.A.	27,208	288,677
FPIC Insurance Group, Inc.*	4,815	168,958
Gerova Financial Group Ltd.*	12,500	67,500
Global Indemnity plc*	7,642	122,654
Greenlight Capital Reinsurance Ltd., Class A*	15,408	385,508
Hallmark Financial Services*	10,141	88,632
Harleysville Group, Inc.	5,839	191,461
Hilltop Holdings, Inc.*	19,780	189,492
Horace Mann Educators Corp.	21,597	383,995
Infinity Property & Casualty Corp.	6,712	327,344
Kansas City Life Insurance Co.	5,005	156,106
Maiden Holdings Ltd.	23,873	181,674
Meadowbrook Insurance Group, Inc.	27,332	245,168
Montpelier Reinsurance Holdings Ltd.	37,487	649,275
National Financial Partners Corp.*	20,647	261,598
National Interstate Corp.	6,436	140,112
National Western Life Insurance Co., Class A	1,096	154,185
Navigators Group, Inc.*	6,805	303,707
NYMAGIC, Inc.	5,998	153,969
Phoenix Cos., Inc.*	57,298	120,326
Platinum Underwriters Holdings Ltd.	23,299	1,013,973
PMA Capital Corp., Class A*	15,466	116,614
Presidential Life Corp.	9,841	96,442
Primerica, Inc.	12,878	261,939
ProAssurance Corp.*	17,605	1,013,872
RLI Corp.	9,518	538,909
Safety Insurance Group, Inc.	6,508	273,466
SeaBright Holdings, Inc.	10,383	83,687
Selective Insurance Group, Inc.	28,925	471,188
State Auto Financial Corp.	6,964	105,922
Stewart Information Services Corp.	11,776	133,304
Tower Group, Inc.	20,769	484,956
United Fire & Casualty Co.	11,083	235,070
Universal Insurance Holdings, Inc.	20,618	92,575
		15,938,090

Real Estate Investment Trusts (REITs) (3.6%)
Acadia Realty Trust (REIT)	22,569	428,811
Agree Realty Corp. (REIT)	4,694	$118,523
Alexander’s, Inc. (REIT)	1,139	359,673
American Campus Communities, Inc. (REIT)	35,888	1,092,431
American Capital Agency Corp. (REIT)	17,084	453,922
Anworth Mortgage Asset Corp. (REIT)	63,168	450,388
Apollo Commercial Real Estate Finance, Inc. (REIT)	10,082	162,018
Ashford Hospitality Trust, Inc. (REIT)*	21,766	196,982
Associated Estates Realty Corp. (REIT)	14,574	203,744
BioMed Realty Trust, Inc. (REIT)	61,736	1,106,309
CapLease, Inc. (REIT)	28,732	160,612
Capstead Mortgage Corp. (REIT)	37,400	406,538
CBL & Associates Properties, Inc. (REIT)	74,901	978,207
Cedar Shopping Centers, Inc. (REIT)	25,128	152,778
Chatham Lodging Trust (REIT)*	7,305	135,946
Chesapeake Lodging Trust (REIT)	2,166	35,436
Cogdell Spencer, Inc. (REIT)	20,644	130,470
Colonial Properties Trust (REIT)	38,698	626,521
Colony Financial, Inc. (REIT)	7,565	139,801
Cousins Properties, Inc. (REIT)	47,871	341,799
CreXus Investment Corp. (REIT)	8,878	106,802
Cypress Sharpridge Investments, Inc. (REIT)	18,667	249,204
DCT Industrial Trust, Inc. (REIT)	109,668	525,310
DiamondRock Hospitality Co. (REIT)*	85,236	808,890
DuPont Fabros Technology, Inc. (REIT)	22,617	568,818
Dynex Capital, Inc. (REIT)	15,023	161,948
EastGroup Properties, Inc. (REIT)	14,611	546,159
Education Realty Trust, Inc. (REIT)	27,155	194,158
Entertainment Properties Trust (REIT)	25,711	1,110,201
Equity Lifestyle Properties, Inc. (REIT)	14,627	796,879
Equity One, Inc. (REIT)	20,454	345,264
Excel Trust, Inc. (REIT)	10,601	119,473
Extra Space Storage, Inc. (REIT)	46,100	739,444
FelCor Lodging Trust, Inc. (REIT)*	46,177	212,414
First Industrial Realty Trust, Inc. (REIT)*	29,395	149,033
First Potomac Realty Trust (REIT)	18,760	281,400
Franklin Street Properties Corp. (REIT)	37,061	460,298
Getty Realty Corp. (REIT)	11,474	307,847
Gladstone Commercial Corp. (REIT)	5,503	94,431
Glimcher Realty Trust (REIT)	43,060	264,819
Government Properties Income Trust (REIT)	15,119	403,677
Hatteras Financial Corp. (REIT)	21,676	617,116
Healthcare Realty Trust, Inc. (REIT)	33,961	794,348
Hersha Hospitality Trust (REIT)	57,917	300,010
Highwoods Properties, Inc. (REIT)#	37,055	1,203,176
Home Properties, Inc. (REIT)	21,216	1,122,326
Inland Real Estate Corp. (REIT)	39,759	330,397
Invesco Mortgage Capital, Inc. (REIT)	12,858	276,704
Investors Real Estate Trust (REIT)	42,484	356,016
iStar Financial, Inc. (REIT)*	47,197	144,423
Kilroy Realty Corp. (REIT)	29,105	964,540

See Notes to Portfolio of Investments.

EQ ADVISORS TRUST

ATM SMALL CAP PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

September 30, 2010 (Unaudited)

	Number of Shares	Value (Note 1)
Kite Realty Group Trust (REIT)	26,420	$117,305
LaSalle Hotel Properties (REIT)	37,959	887,861
Lexington Realty Trust (REIT)	49,541	354,714
LTC Properties, Inc. (REIT)	13,422	342,529
Medical Properties Trust, Inc. (REIT)	58,480	592,987
MFA Financial, Inc. (REIT)	148,079	1,129,843
Mid-America Apartment Communities, Inc. (REIT)	18,074	1,053,353
Mission West Properties, Inc. (REIT)	18,370	124,549
Monmouth Real Estate Investment Corp. (REIT), Class A	22,634	176,998
MPG Office Trust, Inc. (REIT)*	42,657	106,642
National Health Investors, Inc. (REIT)	13,460	593,048
National Retail Properties, Inc. (REIT)	44,436	1,115,788
Newcastle Investment Corp. (REIT)*	47,050	145,855
NorthStar Realty Finance Corp. (REIT)	33,035	123,551
Omega Healthcare Investors, Inc. (REIT)	49,672	1,115,136
One Liberty Properties, Inc. (REIT)	7,413	117,941
Parkway Properties, Inc./Maryland (REIT)	10,862	160,758
Pebblebrook Hotel Trust (REIT)*	18,874	339,921
Pennsylvania Real Estate Investment Trust (REIT)	29,202	346,336
Pennymac Mortgage Investment Trust (REIT)	5,959	106,606
Post Properties, Inc. (REIT)	25,790	720,057
Potlatch Corp. (REIT)	21,710	738,140
PS Business Parks, Inc. (REIT)	9,733	550,596
RAIT Financial Trust (REIT)*	69,814	115,193
Ramco-Gershenson Properties Trust (REIT)	21,388	229,065
Redwood Trust, Inc. (REIT)	41,465	599,584
Resource Capital Corp. (REIT)	19,583	124,352
Retail Opportunity Investments Corp. (REIT)	22,134	211,822
Saul Centers, Inc. (REIT)	3,584	150,349
Sovran Self Storage, Inc. (REIT)	14,431	546,935
Strategic Hotels & Resorts, Inc. (REIT)*	70,582	299,268
Sun Communities, Inc. (REIT)	10,421	319,925
Sunstone Hotel Investors, Inc. (REIT)*	51,005	462,615
Tanger Factory Outlet Centers (REIT)	22,407	1,056,266
Terreno Realty Corp. (REIT)*	8,254	150,388
Two Harbors Investment Corp. (REIT)	16,395	147,883
UMH Properties, Inc. (REIT)	10,182	109,355
Universal Health Realty Income Trust (REIT)	5,923	203,810
Urstadt Biddle Properties, Inc. (REIT), Class A	8,905	161,002
U-Store-It Trust (REIT)	49,374	412,273
Walter Investment Management Corp. (REIT)	14,421	252,223
Washington Real Estate Investment Trust (REIT)	32,638	1,035,604
Winthrop Realty Trust (REIT)	9,001	111,252

		39,996,112

Real Estate Management & Development (0.1%)
Avatar Holdings, Inc.*	7,406	141,307
Consolidated-Tomoka Land Co.	3,149	$89,778
Forestar Group, Inc.*	20,145	343,472
Hudson Pacific Properties, Inc. (REIT)	4,047	66,249
Kennedy-Wilson Holdings, Inc.*	13,342	141,425
Tejon Ranch Co.*	5,925	128,395
Thomas Properties Group, Inc.*	11,858	42,333

		952,959

Thrifts & Mortgage Finance (0.8%)
Abington Bancorp, Inc.	9,691	102,143
Astoria Financial Corp.	44,981	613,091
Bank Mutual Corp.	22,165	115,036
BankFinancial Corp.	5,950	54,562
Beneficial Mutual Bancorp, Inc.*	15,851	142,183
Berkshire Hills Bancorp, Inc.	6,714	127,297
BofI Holding, Inc.*	7,509	89,132
Brookline Bancorp, Inc.	28,885	288,272
Clifton Savings Bancorp, Inc.	10,057	86,490
Dime Community Bancshares, Inc.	12,451	172,446
Doral Financial Corp.*	28,827	47,853
ESB Financial Corp.	10,186	141,789
ESSA Bancorp, Inc.	8,890	105,258
Farmer Mac, Class C	3,126	33,823
First Financial Holdings, Inc.	4,011	44,683
Flagstar Bancorp, Inc.*	30,941	56,313
Flushing Financial Corp.	15,043	173,897
Fox Chase Bancorp, Inc.*	8,650	81,829
Heritage Financial Group	5,400	45,468
Home Federal Bancorp, Inc./Idaho	7,682	93,490
Kearny Financial Corp.	15,510	136,953
Meridian Interstate Bancorp, Inc.*	10,874	114,612
MGIC Investment Corp.*	108,846	1,004,649
NASB Financial, Inc.	1,187	19,645
NewAlliance Bancshares, Inc.	55,752	703,590
Northwest Bancshares, Inc.	57,653	645,137
OceanFirst Financial Corp.	12,507	153,461
Ocwen Financial Corp.*	38,683	392,246
Oritani Financial Corp.	29,683	296,236
PMI Group, Inc.*	69,270	254,221
Provident Financial Services, Inc.	32,494	401,626
Provident New York Bancorp	18,341	153,881
Radian Group, Inc.	73,488	574,676
Rockville Financial, Inc.	9,714	111,614
Roma Financial Corp.	10,115	106,511
Territorial Bancorp, Inc.	6,167	103,791
TrustCo Bank Corp. NY	37,173	206,682
United Financial Bancorp, Inc.	8,264	111,647
ViewPoint Financial Group	4,377	40,487
Waterstone Financial, Inc.*	9,453	37,717
Westfield Financial, Inc.	15,012	117,094
WSFS Financial Corp.	2,751	103,190

		8,404,721

Total Financials		115,993,522

Health Care (6.6%)
Biotechnology (1.7%)
Acorda Therapeutics, Inc.*	21,073	695,831
Affymax, Inc.*	9,814	58,393
Alkermes, Inc.*	52,531	769,579
Allos Therapeutics, Inc.*	40,178	189,640
Alnylam Pharmaceuticals, Inc.*	19,687	241,756
AMAG Pharmaceuticals, Inc.*	11,597	199,584
Arena Pharmaceuticals, Inc.*	53,285	83,657
ARIAD Pharmaceuticals, Inc.*	59,317	226,591
ArQule, Inc.*	11,342	58,411
Array BioPharma, Inc.*	45,473	146,878

See Notes to Portfolio of Investments.

EQ ADVISORS TRUST

ATM SMALL CAP PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

September 30, 2010 (Unaudited)

	Number of Shares	Value (Note 1)
AVEO Pharmaceuticals, Inc.*	10,400	$115,856
AVI BioPharma, Inc.*	69,927	128,666
BioCryst Pharmaceuticals, Inc.*	7,159	35,365
BioSante Pharmaceuticals, Inc.*	21,479	36,085
Biospecifics Technologies Corp.*	2,247	60,489
Biotime, Inc.*	15,378	73,046
Celera Corp.*	44,881	302,498
Celldex Therapeutics, Inc.*	20,112	80,448
Cepheid, Inc.*	32,330	604,894
Chelsea Therapeutics International Ltd.*	8,269	42,337
Clinical Data, Inc.*	6,618	111,646
Codexis, Inc.*	7,100	68,160
Cubist Pharmaceuticals, Inc.*	31,312	732,388
Curis, Inc.*	36,134	49,504
Cytokinetics, Inc.*	33,100	87,384
Cytori Therapeutics, Inc.*	37,078	181,311
CytRx Corp.*	22,521	16,889
Dyax Corp.*	62,361	147,796
Dynavax Technologies Corp.*	62,474	114,327
Emergent Biosolutions, Inc.*	8,611	148,626
Enzon Pharmaceuticals, Inc.*	26,707	300,454
Exact Sciences Corp.*	11,293	81,761
Exelixis, Inc.*	53,360	209,171
Genomic Health, Inc.*	9,951	132,945
Geron Corp.*	53,751	297,243
Halozyme Therapeutics, Inc.*	38,511	296,920
Idenix Pharmaceuticals, Inc.*	25,803	79,989
Immunogen, Inc.*	34,490	216,252
Immunomedics, Inc.*	42,993	138,438
Incyte Corp.*	47,892	765,793
Infinity Pharmaceuticals, Inc.*	9,451	52,075
Inhibitex, Inc.*	11,205	20,169
Inovio Pharmaceuticals, Inc.*	17,600	22,000
InterMune, Inc.*	22,327	304,094
Ironwood Pharmaceuticals, Inc.*	9,714	98,889
Isis Pharmaceuticals, Inc.*	48,619	408,400
Keryx Biopharmaceuticals, Inc.*	34,211	164,555
Lexicon Pharmaceuticals, Inc.*	96,070	153,712
Ligand Pharmaceuticals, Inc., Class B*	67,447	106,566
MannKind Corp.*	35,995	243,326
Martek Biosciences Corp.*	17,648	399,374
Maxygen, Inc.*	27,375	158,501
Medivation, Inc.*	19,189	249,457
Metabolix, Inc.*	14,045	176,686
Micromet, Inc.*	39,553	265,796
Momenta Pharmaceuticals, Inc.*	22,060	332,003
Nabi Biopharmaceuticals*	33,071	158,741
Nanosphere, Inc.*	10,363	52,126
Neuralstem, Inc.*	8,876	22,368
Neurocrine Biosciences, Inc.*	33,565	203,404
NeurogesX, Inc.*	2,999	20,723
Novavax, Inc.*	61,944	135,657
NPS Pharmaceuticals, Inc.*	34,967	239,174
Nymox Pharmaceutical Corp.*	3,069	10,956
Omeros Corp.*	15,557	113,411
Onyx Pharmaceuticals, Inc.*	34,642	913,856
Opko Health, Inc.*	45,715	102,402
Orexigen Therapeutics, Inc.*	18,533	109,901
Osiris Therapeutics, Inc.*	14,346	104,439
PDL BioPharma, Inc.	66,399	349,259
Peregrine Pharmaceuticals, Inc.*	10,243	14,852
Pharmacyclics, Inc.*	22,174	178,722
Pharmasset, Inc.*	15,423	454,979
Progenics Pharmaceuticals, Inc.*	28,813	145,506
Rigel Pharmaceuticals, Inc.*	24,771	$208,324
Sangamo BioSciences, Inc.*	35,763	122,667
Savient Pharmaceuticals, Inc.*	35,592	813,989
Sciclone Pharmaceuticals, Inc.*	43,274	114,243
Seattle Genetics, Inc.*	44,889	697,126
SIGA Technologies, Inc.*	17,859	151,087
Spectrum Pharmaceuticals, Inc.*	29,052	121,147
StemCells, Inc.*	55,668	46,204
Synta Pharmaceuticals Corp.*	28,363	113,168
Targacept, Inc.*	12,564	280,680
Theravance, Inc.*	32,398	651,200
Vanda Pharmaceuticals, Inc.*	19,941	133,206
Vical, Inc.*	48,512	108,182
Zalicus, Inc.*	12,514	16,268
ZIOPHARM Oncology, Inc.*	15,322	57,458
ZymoGenetics, Inc.*	30,331	295,727
		18,743,756
Health Care Equipment & Supplies (1.7%)
Abaxis, Inc.*	11,554	266,897
ABIOMED, Inc.*	16,729	177,495
Accuray, Inc.*	26,883	167,212
AGA Medical Holdings, Inc.*	8,123	113,397
Align Technology, Inc.*	32,632	638,935
Alimera Sciences, Inc.*	8,740	83,642
Alphatec Holdings, Inc.*	41,323	88,018
American Medical Systems Holdings, Inc.*	40,166	786,450
Analogic Corp.	7,078	317,661
AngioDynamics, Inc.*	11,747	179,024
Antares Pharma, Inc.*	13,279	19,255
ArthroCare Corp.*	14,195	385,820
Atrion Corp.	870	137,034
Cantel Medical Corp.	6,743	109,237
Cerus Corp.*	8,654	33,231
Conceptus, Inc.*	14,779	203,211
CONMED Corp.*	14,404	322,794
CryoLife, Inc.*	24,085	146,196
Cutera, Inc.*	4,529	36,685
Cyberonics, Inc.*	14,886	397,158
Cynosure, Inc., Class A*	11,673	119,181
Delcath Systems, Inc.*	21,442	154,811
DexCom, Inc.*	29,007	383,473
DynaVox, Inc., Class A*	15,430	125,292
Endologix, Inc.*	22,268	101,542
Exactech, Inc.*	5,521	90,103
Greatbatch, Inc.*	11,574	268,401
Haemonetics Corp.*	13,330	780,205
Hansen Medical, Inc.*	7,913	11,316
HeartWare International, Inc.*	4,907	337,405
ICU Medical, Inc.*	6,455	240,707
Immucor, Inc.*	36,893	731,588
Insulet Corp.*	20,346	287,692
Integra LifeSciences Holdings Corp.*	11,028	435,165
Invacare Corp.	15,341	406,690
IRIS International, Inc.*	10,886	104,506
Kensey Nash Corp.*	5,367	155,053
MAKO Surgical Corp.*	13,675	131,006
Masimo Corp.	27,024	738,025
Medical Action Industries, Inc.*	12,571	113,768
MELA Sciences, Inc.*	19,602	127,805
Meridian Bioscience, Inc.	21,717	475,168
Merit Medical Systems, Inc.*	15,030	238,827
Natus Medical, Inc.*	13,776	200,716
Neogen Corp.*	11,937	404,067
NuVasive, Inc.*	21,261	747,112
NxStage Medical, Inc.*	13,794	263,465

See Notes to Portfolio of Investments.

EQ ADVISORS TRUST

ATM SMALL CAP PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

September 30, 2010 (Unaudited)

	Number of Shares	Value (Note 1)
OraSure Technologies, Inc.*	27,375	$110,869
Orthofix International N.V.*	9,492	298,239
Orthovita, Inc.*	33,053	75,030
Palomar Medical Technologies, Inc.*	12,961	133,887
Quidel Corp.*	9,722	106,845
Rochester Medical Corp.*	5,383	58,728
RTI Biologics, Inc.*	34,791	91,500
Sirona Dental Systems, Inc.*	17,527	631,673
Solta Medical, Inc.*	12,028	24,056
SonoSite, Inc.*	7,413	248,410
Spectranetics Corp.*	28,609	155,061
STAAR Surgical Co.*	22,453	121,471
Stereotaxis, Inc.*	34,593	143,215
STERIS Corp.	31,468	1,045,367
SurModics, Inc.*	11,668	139,083
Symmetry Medical, Inc.*	18,903	182,225
Syneron Medical Ltd.*	18,802	186,516
Synovis Life Technologies, Inc.*	9,461	141,442
TomoTherapy, Inc.*	13,797	48,565
Unilife Corp.*	26,345	158,860
Vascular Solutions, Inc.*	8,513	97,729
Volcano Corp.*	27,290	708,994
West Pharmaceutical Services, Inc.	17,345	595,107
Wright Medical Group, Inc.*	21,530	310,247
Young Innovations, Inc.	3,122	89,320
Zoll Medical Corp.*	10,754	347,032
		19,031,912
Health Care Providers & Services (1.7%)
Accretive Health, Inc.*	5,400	58,482
Air Methods Corp.*	5,620	233,680
Alliance HealthCare Services, Inc.*	21,433	98,163
Allied Healthcare International, Inc.*	23,954	59,885
Almost Family, Inc.*	5,861	173,661
Amedisys, Inc.*	14,670	349,146
America Service Group, Inc.	5,309	78,998
American Dental Partners, Inc.*	12,722	153,427
AMERIGROUP Corp.*	28,563	1,213,071
AMN Healthcare Services, Inc.*	23,609	121,350
Amsurg Corp.*	15,225	266,133
Assisted Living Concepts, Inc., Class A*	5,866	178,561
Bio-Reference Labs, Inc.*	11,858	247,358
BioScrip, Inc.*	10,022	51,714
Capital Senior Living Corp.*	12,064	64,301
CardioNet, Inc.*	18,986	85,627
Catalyst Health Solutions, Inc.*	20,906	736,100
Centene Corp.*	25,602	603,951
Chemed Corp.	12,214	695,832
Chindex International, Inc.*	10,516	158,897
Clarient, Inc.*	38,562	130,340
Continucare Corp.*	22,668	95,206
Corvel Corp.*	3,910	165,980
Cross Country Healthcare, Inc.*	7,913	56,894
Emeritus Corp.*	10,733	183,105
Ensign Group, Inc.	6,640	119,188
Five Star Quality Care, Inc.*	9,654	48,753
Genoptix, Inc.*	7,769	110,320
Gentiva Health Services, Inc.*	14,682	320,802
Hanger Orthopedic Group, Inc.*	13,928	202,513
Health Grades, Inc.*	14,221	116,470
HealthSouth Corp.*	52,037	999,110
Healthspring, Inc.*	30,914	798,818
Healthways, Inc.*	18,833	219,216
HMS Holdings Corp.*	15,019	885,220
IPC The Hospitalist Co., Inc.*	7,665	209,408
Kindred Healthcare, Inc.*	21,406	278,706
Landauer, Inc.	5,169	$323,734
LCA-Vision, Inc.*	5,186	28,886
LHC Group, Inc.*	8,327	193,103
Magellan Health Services, Inc.*	17,993	849,989
MedCath Corp.*	12,423	125,100
Metropolitan Health Networks, Inc.*	26,554	100,905
Molina Healthcare, Inc.*	8,072	217,863
MWI Veterinary Supply, Inc.*	6,554	378,297
National Healthcare Corp.	5,016	185,943
National Research Corp.	2,546	66,400
Owens & Minor, Inc.#	33,607	956,455
PDI, Inc.*	3,359	29,358
PharMerica Corp.*	16,592	158,122
Providence Service Corp.*	8,058	132,071
PSS World Medical, Inc.*	30,550	653,159
Psychiatric Solutions, Inc.*	30,484	1,022,738
RehabCare Group, Inc.*	13,752	278,065
Res-Care, Inc.*	12,198	161,867
Rural/Metro Corp.*	14,194	120,791
Select Medical Holdings Corp.*	26,352	202,910
Skilled Healthcare Group, Inc., Class A*	16,253	63,874
Sun Healthcare Group, Inc.*	40,998	347,253
Sunrise Senior Living, Inc.*	13,135	45,053
Team Health Holdings, Inc.*	8,997	116,151
Triple-S Management Corp., Class B*	11,402	192,124
U.S. Physical Therapy, Inc.*	7,224	120,785
Universal American Corp.	17,359	256,045
WellCare Health Plans, Inc.*	22,255	644,505
		18,539,932
Health Care Technology (0.3%)
athenahealth, Inc.*	18,271	603,309
Computer Programs & Systems, Inc.	4,709	200,462
MedAssets, Inc.*	22,979	483,478
Medidata Solutions, Inc.*	11,002	211,238
MedQuist, Inc.*	9,062	79,383
Merge Healthcare, Inc.*	39,100	113,390
Omnicell, Inc.*	15,857	207,410
Quality Systems, Inc.	11,093	735,577
Transcend Services, Inc.*	4,353	66,383
Vital Images, Inc.*	8,290	109,677
		2,810,307
Life Sciences Tools & Services (0.3%)
Accelrys, Inc.*	40,264	280,237
Affymetrix, Inc.*	30,985	141,292
Albany Molecular Research, Inc.*	16,821	107,318
Bruker Corp.*	37,804	530,390
Caliper Life Sciences, Inc.*	30,738	122,645
Cambrex Corp.*	11,677	49,627
Dionex Corp.*	9,335	806,917
Enzo Biochem, Inc.*	24,017	91,265
eResearchTechnology, Inc.*	24,276	181,584
Kendle International, Inc.*	4,090	38,119
Luminex Corp.*	20,960	335,360
PAREXEL International Corp.*	31,085	718,996
Pure Bioscience*	7,415	17,129
Sequenom, Inc.*	36,655	256,951
		3,677,830
Pharmaceuticals (0.9%)
Acura Pharmaceuticals, Inc.*	20,675	51,481
Akorn, Inc.*	46,095	186,224
Alexza Pharmaceuticals, Inc.*	12,223	38,747
Ardea Biosciences, Inc.*	6,717	154,491
Auxilium Pharmaceuticals, Inc.*	23,280	576,878

See Notes to Portfolio of Investments.

EQ ADVISORS TRUST

ATM SMALL CAP PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

September 30, 2010 (Unaudited)

	Number of Shares	Value (Note 1)
AVANIR Pharmaceuticals, Inc., Class A*	34,082	$108,722
Biodel, Inc.*	7,101	37,635
BioMimetic Therapeutics, Inc.*	3,478	39,649
BMP Sunstone Corp.*	18,180	138,168
Cadence Pharmaceuticals, Inc.*	13,192	110,153
Caraco Pharmaceutical Laboratories Ltd.*	11,502	61,881
Corcept Therapeutics, Inc.*	21,700	84,413
Cornerstone Therapeutics, Inc.*	6,370	44,972
Cumberland Pharmaceuticals, Inc.*	5,399	31,368
Cypress Bioscience, Inc.*	24,583	94,645
Depomed, Inc.*	44,950	201,376
Durect Corp.*	73,230	186,004
Eurand N.V.*	13,166	129,553
Hi-Tech Pharmacal Co., Inc.*	5,229	105,835
Impax Laboratories, Inc.*	33,485	663,003
Inspire Pharmaceuticals, Inc.*	29,391	174,877
Jazz Pharmaceuticals, Inc.*	14,299	153,428
Lannett Co., Inc.*	8,599	39,383
MAP Pharmaceuticals, Inc.*	3,468	53,060
Medicines Co.*	29,552	419,638
Medicis Pharmaceutical Corp., Class A	33,438	991,437
Nektar Therapeutics*	52,153	770,300
Neostem, Inc.*	5,196	10,548
Obagi Medical Products, Inc.*	7,908	83,034
Optimer Pharmaceuticals, Inc.*	15,092	138,394
Pain Therapeutics, Inc.*	16,270	100,549
Par Pharmaceutical Cos., Inc.*	19,466	566,071
Pozen, Inc.*	13,708	97,053
Questcor Pharmaceuticals, Inc.*	27,703	274,814
Salix Pharmaceuticals Ltd.*	30,921	1,228,182
Santarus, Inc.*	47,900	144,179
Somaxon Pharmaceuticals, Inc.*	6,503	25,297
Sucampo Pharmaceuticals, Inc., Class A*	30,128	112,980
SuperGen, Inc.*	26,817	56,048
ViroPharma, Inc.*	42,321	631,006
Vivus, Inc.*	43,902	293,704
XenoPort, Inc.*	22,985	163,423

		9,572,603

Total Health Care		72,376,340

Industrials (7.8%)
Aerospace & Defense (0.9%)
AAR Corp.*	21,187	395,349
Aerovironment, Inc.*	8,754	194,777
American Science & Engineering, Inc.	4,519	332,824
Applied Energetics, Inc.*	80,992	90,711
Applied Signal Technology, Inc.	7,884	196,154
Astronics Corp.*	6,440	112,378
Ceradyne, Inc.*	14,036	327,741
Cubic Corp.	8,379	341,863
Curtiss-Wright Corp.	23,864	723,079
DigitalGlobe, Inc.*	14,348	436,179
Ducommun, Inc.	5,698	124,102
Esterline Technologies Corp.*	16,101	921,460
GenCorp, Inc.*	16,794	82,627
GeoEye, Inc.*	11,888	481,226
Global Defense Technology & Systems, Inc.*	5,597	76,679
HEICO Corp.	16,251	741,696
Herley Industries, Inc.*	7,163	118,190
Hexcel Corp.*	51,659	919,014
Kratos Defense & Security Solutions, Inc.*	11,136	$118,598
Ladish Co., Inc.*	8,269	257,414
LMI Aerospace, Inc.*	6,422	102,238
Moog, Inc., Class A*	25,051	889,561
Orbital Sciences Corp.*	31,737	485,576
Taser International, Inc.*	31,399	121,828
Teledyne Technologies, Inc.*	18,963	755,107
Triumph Group, Inc.	9,224	688,018

		10,034,389

Air Freight & Logistics (0.2%)
Air Transport Services Group, Inc.*	29,217	177,932
Atlas Air Worldwide Holdings, Inc.*	13,598	683,979
Dynamex, Inc.*	9,333	142,328
Forward Air Corp.	15,234	396,084
Hub Group, Inc., Class A*	20,398	596,846
Pacer International, Inc.*	17,550	106,002
Park-Ohio Holdings Corp.*	7,500	99,750

		2,202,921

Airlines (0.4%)
AirTran Holdings, Inc.*	74,744	549,369
Alaska Air Group, Inc.*	19,367	988,298
Allegiant Travel Co.	7,601	321,674
Hawaiian Holdings, Inc.*	23,713	142,041
JetBlue Airways Corp.*	134,578	900,327
Pinnacle Airlines Corp.*	5,621	30,522
Republic Airways Holdings, Inc.*	8,218	68,045
SkyWest, Inc.	29,516	412,043
U.S. Airways Group, Inc.*	87,533	809,680

		4,221,999

Building Products (0.3%)
A.O. Smith Corp.	12,860	744,465
AAON, Inc.	6,264	147,329
American Woodmark Corp.	6,913	122,567
Ameron International Corp.	4,910	333,684
Apogee Enterprises, Inc.	13,497	123,498
Builders FirstSource, Inc.*	11,336	25,846
Gibraltar Industries, Inc.*	16,124	144,794
Griffon Corp.*	23,442	285,758
Insteel Industries, Inc.	9,753	87,582
NCI Building Systems, Inc.*	10,659	101,580
PGT, Inc.*	23,500	53,580
Quanex Building Products Corp.	19,546	337,559
Simpson Manufacturing Co., Inc.	21,674	558,756
Trex Co., Inc.*	9,966	190,052
Universal Forest Products, Inc.	9,557	279,542

		3,536,592

Commercial Services & Supplies (1.2%)
ABM Industries, Inc.	27,623	596,381
ACCO Brands Corp.*	27,693	159,235
American Reprographics Co.*	17,761	139,424
APAC Customer Services, Inc.*	30,461	172,409
ATC Technology Corp.*	10,970	271,398
Bowne & Co., Inc.	23,614	267,547
Brink’s Co.	25,059	576,357
Casella Waste Systems, Inc., Class A*	28,406	119,305
Cenveo, Inc.*	26,215	131,861
Clean Harbors, Inc.*	12,514	847,823
CompX International, Inc.	5,100	67,473
Consolidated Graphics, Inc.*	4,204	174,256
Courier Corp.	7,623	108,399
Deluxe Corp.	27,377	523,722
EnergySolutions, Inc.	46,544	234,116
EnerNOC, Inc.*	10,337	324,685
Ennis, Inc.	12,578	225,020

See Notes to Portfolio of Investments.

EQ ADVISORS TRUST

ATM SMALL CAP PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

September 30, 2010 (Unaudited)

	Number of Shares	Value (Note 1)
Fuel Tech, Inc.*	12,239	$76,739
G&K Services, Inc., Class A	9,047	206,814
GEO Group, Inc.*	34,678	809,731
Healthcare Services Group, Inc.	22,956	523,167
Herman Miller, Inc.	30,176	593,864
HNI Corp.	24,164	694,957
Innerworkings, Inc.*	18,299	120,224
Interface, Inc., Class A	27,868	396,562
Kimball International, Inc., Class B	17,643	102,859
Knoll, Inc.	23,808	369,262
M&F Worldwide Corp.*	4,751	115,687
McGrath RentCorp	13,040	312,308
Metalico, Inc.*	20,985	80,373
Mine Safety Appliances Co.	14,269	386,690
Mobile Mini, Inc.*	19,449	298,348
Multi-Color Corp.	9,309	143,359
Rollins, Inc.	23,188	542,135
Schawk, Inc.	7,524	138,893
Standard Parking Corp.*	4,494	76,847
Standard Register Co.	5,250	15,330
Steelcase, Inc., Class A	36,725	305,919
Sykes Enterprises, Inc.*	20,161	273,786
Team, Inc.*	9,841	169,364
Tetra Tech, Inc.#*	32,198	675,192
U.S. Ecology, Inc.	7,695	123,120
UniFirst Corp.	7,486	330,507
United Stationers, Inc.*	12,656	677,223
Viad Corp.	9,910	191,659

		13,690,330

Construction & Engineering (0.4%)
Argan, Inc.*	10,773	100,728
Comfort Systems USA, Inc.	17,932	192,410
Dycom Industries, Inc.*	21,570	215,484
EMCOR Group, Inc.*	35,962	884,306
Furmanite Corp.*	27,140	132,443
Granite Construction, Inc.	17,841	405,704
Great Lakes Dredge & Dock Corp.	29,169	169,472
Insituform Technologies, Inc., Class A*	20,628	498,785
Layne Christensen Co.*	10,858	281,114
MasTec, Inc.*	28,250	291,540
Michael Baker Corp.*	3,701	121,985
MYR Group, Inc.*	10,760	176,356
Northwest Pipe Co.*	5,803	101,553
Orion Marine Group, Inc.*	12,720	157,855
Pike Electric Corp.*	11,696	85,147
Primoris Services Corp.	18,064	118,139
Sterling Construction Co., Inc.*	10,767	133,295
Tutor Perini Corp.*	14,711	295,544

		4,361,860

Electrical Equipment (1.0%)
A123 Systems, Inc.*	38,152	342,223
Acuity Brands, Inc.	23,622	1,045,037
Advanced Battery Technologies, Inc.*	35,812	128,565
American Superconductor Corp.*	24,772	770,409
AZZ, Inc.	6,762	289,684
Baldor Electric Co.	25,385	1,025,554
Belden, Inc.	25,471	671,925
Brady Corp., Class A	25,489	743,514
Broadwind Energy, Inc.*	57,530	107,581
Capstone Turbine Corp.*	140,522	108,497
Coleman Cable, Inc.*	15,900	95,241
Encore Wire Corp.	9,807	201,142
Ener1, Inc.*	34,692	127,666
EnerSys*	25,312	$632,041
Franklin Electric Co., Inc.	12,251	406,243
FuelCell Energy, Inc.*	81,490	100,233
Generac Holdings, Inc.*	9,592	130,835
GrafTech International Ltd.*	65,243	1,019,748
Hoku Corp.*	21,500	58,695
II-VI, Inc.*	13,569	506,531
LaBarge, Inc.*	7,356	91,876
LSI Industries, Inc.	24,954	160,205
Polypore International, Inc.*	12,092	364,695
Powell Industries, Inc.*	3,726	115,953
PowerSecure International, Inc.*	11,265	104,314
Preformed Line Products Co.	3,618	126,160
SatCon Technology Corp.*	44,818	168,516
UQM Technologies, Inc.*	29,837	76,383
Vicor Corp.	11,947	174,546
Woodward Governor Co.	33,056	1,071,675

		10,965,687

Industrial Conglomerates (0.2%)
Otter Tail Corp.	19,131	390,081
Raven Industries, Inc.	9,035	342,336
Seaboard Corp.	229	405,559
Standex International Corp.	7,138	172,668
Tredegar Corp.	13,573	257,616
United Capital Corp.*	3,297	80,216

		1,648,476

Machinery (1.5%)
3D Systems Corp.*	9,215	144,768
Actuant Corp., Class A	36,160	830,234
Alamo Group, Inc.	5,216	116,473
Albany International Corp., Class A	13,568	256,707
Altra Holdings, Inc.*	13,788	203,097
American Railcar Industries, Inc.*	8,101	127,024
Ampco-Pittsburgh Corp.	2,108	52,321
ArvinMeritor, Inc.*	51,966	807,552
Astec Industries, Inc.*	10,464	298,538
Badger Meter, Inc.	7,989	323,395
Barnes Group, Inc.	24,636	433,347
Blount International, Inc.*	25,118	319,752
Briggs & Stratton Corp.	25,690	488,367
Cascade Corp.	4,999	158,968
Chart Industries, Inc.*	15,791	321,505
CIRCOR International, Inc.	9,545	301,622
CLARCOR, Inc.	27,336	1,055,990
Colfax Corp.*	10,059	149,577
Columbus McKinnon Corp.*	9,502	157,638
Commercial Vehicle Group, Inc.*	13,471	137,135
Douglas Dynamics, Inc.	9,672	119,449
Dynamic Materials Corp.	9,632	145,539
Energy Recovery, Inc.*	22,695	81,475
EnPro Industries, Inc.*	10,238	320,245
ESCO Technologies, Inc.	14,098	468,899
Federal Signal Corp.	34,278	184,758
Flow International Corp.*	14,322	37,667
Force Protection, Inc.*	34,842	175,604
FreightCar America, Inc.	6,609	162,581
Gorman-Rupp Co.	6,122	168,722
Graham Corp.	9,066	140,704
Greenbrier Cos., Inc.*	9,074	141,464
John Bean Technologies Corp.	13,262	213,651
Kadant, Inc.*	6,316	119,436
Kaydon Corp.	18,094	626,052
L.B. Foster Co., Class A*	3,022	87,457
Lindsay Corp.	5,953	257,884
Lydall, Inc.*	15,076	110,959

See Notes to Portfolio of Investments.

EQ ADVISORS TRUST

ATM SMALL CAP PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

September 30, 2010 (Unaudited)

	Number of Shares	Value (Note 1)
Met-Pro Corp.	9,776	$98,640
Middleby Corp.*	8,986	569,623
Miller Industries, Inc.	7,931	107,306
Mueller Industries, Inc.	19,770	523,707
Mueller Water Products, Inc., Class A	81,173	245,142
NACCO Industries, Inc., Class A	2,840	248,188
Nordson Corp.	18,789	1,384,561
Omega Flex, Inc.	3,100	44,268
PMFG, Inc.*	7,731	131,814
RBC Bearings, Inc.*	10,975	372,930
Robbins & Myers, Inc.	14,277	382,338
Sauer-Danfoss, Inc.*	8,043	171,235
Sun Hydraulics Corp.	6,201	174,806
Tecumseh Products Co., Class A*	8,382	96,142
Tennant Co.	9,884	305,416
Thermadyne Holdings Corp.*	9,515	134,447
Titan International, Inc.	18,973	257,464
Trimas Corp.*	10,197	151,425
Twin Disc, Inc.	8,094	112,911
Wabash National Corp.*	30,978	250,612
Watts Water Technologies, Inc., Class A	16,155	550,078
Xerium Technologies, Inc.*	8,643	113,915

		16,673,524

Marine (0.1%)
American Commercial Lines, Inc.*	5,703	159,000
Baltic Trading Ltd.	11,093	122,134
Eagle Bulk Shipping, Inc.*	28,548	149,020
Excel Maritime Carriers Ltd.*	25,411	142,810
Genco Shipping & Trading Ltd.*	15,043	239,785
Horizon Lines, Inc., Class A	32,369	135,950
International Shipholding Corp.	4,499	127,052
Ultrapetrol Bahamas Ltd.*	17,641	113,255

		1,189,006

Professional Services (0.6%)
Acacia Research Corp. - Acacia Technologies*	18,609	327,518
Administaff, Inc.	11,677	314,462
Advisory Board Co.*	8,498	375,187
Barrett Business Services, Inc.	5,686	86,370
CBIZ, Inc.*	23,249	137,867
CDI Corp.	6,899	89,135
Corporate Executive Board Co.	18,203	574,487
CoStar Group, Inc.*	11,358	553,248
CRA International, Inc.*	7,912	142,812
Dolan Co.*	14,348	163,137
Exponent, Inc.*	6,725	225,893
Franklin Covey Co.*	13,707	108,971
GP Strategies Corp.*	10,169	92,436
Heidrick & Struggles International, Inc.	8,129	158,353
Hill International, Inc.*	22,290	99,859
Hudson Highland Group, Inc.*	25,009	86,031
Huron Consulting Group, Inc.*	12,129	266,717
ICF International, Inc.*	9,095	228,012
Kelly Services, Inc., Class A*	12,515	146,801
Kforce, Inc.*	16,220	222,538
Korn/Ferry International*	25,460	421,108
LECG Corp.*	38,436	42,280
Mistras Group, Inc.*	7,390	85,576
Navigant Consulting, Inc.*	24,660	286,796
On Assignment, Inc.*	29,170	153,142
Resources Connection, Inc.	25,200	346,752
School Specialty, Inc.*	8,502	110,611
SFN Group, Inc.*	28,648	172,174
TrueBlue, Inc.*	22,728	$310,237
Volt Information Sciences, Inc.*	8,211	59,119
VSE Corp.	3,655	128,912

		6,516,541

Road & Rail (0.6%)
Amerco, Inc.*	4,825	383,491
Arkansas Best Corp.	13,908	336,991
Avis Budget Group, Inc.*	56,704	660,602
Celadon Group, Inc.*	11,140	153,843
Dollar Thrifty Automotive Group, Inc.*	15,530	778,674
Genesee & Wyoming, Inc., Class A*	20,964	909,628
Heartland Express, Inc.	26,366	392,062
Knight Transportation, Inc.	31,929	617,188
Marten Transport Ltd.	8,064	186,924
Old Dominion Freight Line, Inc.*	22,449	570,654
P.A.M. Transportation Services, Inc.*	4,700	59,126
Patriot Transportation Holding, Inc.*	169	11,852
Quality Distribution, Inc.*	14,200	90,454
RailAmerica, Inc.*	11,361	109,406
Roadrunner Transportation Systems, Inc.*	8,517	92,324
Saia, Inc.*	8,543	127,547
Universal Truckload Services, Inc.*	9,038	141,535
USA Truck, Inc.*	5,655	84,712
Werner Enterprises, Inc.	22,811	467,397

		6,174,410

Trading Companies & Distributors (0.4%)
Aceto Corp.	17,745	120,489
Aircastle Ltd.	26,586	225,449
Applied Industrial Technologies, Inc.	23,320	713,592
Beacon Roofing Supply, Inc.*	23,399	340,923
BlueLinx Holdings, Inc.*	23,471	93,649
CAI International, Inc.*	6,884	104,430
DXP Enterprises, Inc.*	2,336	44,337
H&E Equipment Services, Inc.*	17,284	137,754
Houston Wire & Cable Co.	10,206	102,366
Interline Brands, Inc.*	17,550	316,602
Kaman Corp.	13,715	359,470
Lawson Products, Inc.	4,538	69,295
RSC Holdings, Inc.*	25,929	193,430
Rush Enterprises, Inc., Class A*	16,361	250,978
TAL International Group, Inc.	9,135	221,250
Textainer Group Holdings Ltd.	5,652	151,135
Titan Machinery, Inc.*	7,664	124,923
United Rentals, Inc.*	31,786	471,704
Watsco, Inc.	14,770	822,394

		4,864,170

Total Industrials		86,079,905

Information Technology (9.6%)
Communications Equipment (1.6%)
Acme Packet, Inc.*	24,079	913,557
ADC Telecommunications, Inc.*	53,495	677,782
ADTRAN, Inc.	34,316	1,211,355
Anaren, Inc.*	7,148	120,015
Arris Group, Inc.*	70,026	684,154
Aruba Networks, Inc.*	40,484	863,929
Aviat Networks, Inc.*	15,802	64,630
Bel Fuse, Inc., Class B	2,505	52,154
BigBand Networks, Inc.*	31,264	88,790
Black Box Corp.	9,730	311,944
Blue Coat Systems, Inc.*	22,193	533,964
Calix, Inc.*	9,065	130,173
Comtech Telecommunications Corp.*	14,955	409,019
DG FastChannel, Inc.*	13,081	284,512

See Notes to Portfolio of Investments.

EQ ADVISORS TRUST

ATM SMALL CAP PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

September 30, 2010 (Unaudited)

	Number of Shares	Value (Note 1)
Digi International, Inc.*	19,224	$182,436
EMS Technologies, Inc.*	9,505	177,078
Emulex Corp.*	42,166	440,213
Extreme Networks, Inc.*	35,060	109,037
Finisar Corp.*	39,509	742,374
Globecomm Systems, Inc.*	12,383	103,646
Harmonic, Inc.*	51,675	355,524
Hughes Communications, Inc.*	4,641	126,467
Infinera Corp.*	46,964	548,070
InterDigital, Inc.*	23,854	706,317
Ixia*	15,318	189,943
KVH Industries, Inc.*	7,755	116,402
Loral Space & Communications, Inc.*	5,520	288,144
Meru Networks, Inc.*	6,297	108,560
NETGEAR, Inc.*	18,328	495,039
Network Engines, Inc.*	35,104	51,252
Network Equipment Technologies, Inc.*	23,874	82,365
Occam Networks, Inc.*	16,895	132,288
Oclaro, Inc.*	25,907	414,771
Oplink Communications, Inc.*	10,105	200,483
Opnext, Inc.*	45,797	71,901
PC-Tel, Inc.*	12,128	74,466
Plantronics, Inc.	25,577	863,991
Powerwave Technologies, Inc.*	76,638	139,481
Riverbed Technology, Inc.*	34,820	1,587,096
SeaChange International, Inc.*	16,289	120,701
ShoreTel, Inc.*	30,131	149,450
Sonus Networks, Inc.*	105,086	370,954
Sycamore Networks, Inc.	10,830	351,000
Symmetricom, Inc.*	20,078	114,846
Tekelec*	37,770	489,499
UTStarcom, Inc.*	80,194	174,021
ViaSat, Inc.*	18,279	751,450

		17,175,243

Computers & Peripherals (0.4%)
Avid Technology, Inc.*	13,636	178,768
Compellent Technologies, Inc.*	12,751	231,813
Cray, Inc.*	20,434	134,864
Electronics for Imaging, Inc.*	22,963	278,311
Hutchinson Technology, Inc.*	23,042	79,956
Hypercom Corp.*	28,812	187,278
Imation Corp.*	17,666	164,824
Immersion Corp.*	20,284	119,878
Intermec, Inc.*	29,073	356,435
Intevac, Inc.*	9,987	99,970
Isilon Systems, Inc.*	13,465	300,000
Netezza Corp.*	26,799	722,233
Novatel Wireless, Inc.*	15,635	123,204
Presstek, Inc.*	5,488	12,019
Quantum Corp.*	105,044	222,693
Rimage Corp.*	7,134	117,283
Silicon Graphics International Corp.*	13,666	106,048
STEC, Inc.*	21,313	265,347
Stratasys, Inc.*	10,980	304,366
Super Micro Computer, Inc.*	12,107	125,792
Synaptics, Inc.*	17,598	495,208
Xyratex Ltd.*	15,890	235,808

		4,862,098

Electronic Equipment, Instruments & Components (1.3%)
Agilysys, Inc.*	18,681	121,427
Anixter International, Inc.*	15,256	823,671
Benchmark Electronics, Inc.*	33,729	553,156
Brightpoint, Inc.*	36,770	257,022
Checkpoint Systems, Inc.*	20,150	$410,052
Cogent, Inc.*	27,406	291,600
Cognex Corp.	20,880	560,002
Coherent, Inc.*	13,503	540,255
Comverge, Inc.*	7,802	61,324
CPI International, Inc.*	6,161	86,254
CTS Corp.	18,207	175,151
Daktronics, Inc.	18,622	182,868
DDi Corp.	14,736	136,161
DTS, Inc.*	9,350	356,889
Echelon Corp.*	9,222	78,848
Electro Rent Corp.	9,642	128,046
Electro Scientific Industries, Inc.*	12,856	142,830
FARO Technologies, Inc.*	8,627	188,155
Gerber Scientific, Inc.*	21,565	133,056
ICx Technologies, Inc.*	12,583	95,002
Insight Enterprises, Inc.*	25,355	396,552
IPG Photonics Corp.*	14,328	345,878
Keithley Instruments, Inc.	12,153	261,411
L-1 Identity Solutions, Inc.*	40,985	480,754
Littelfuse, Inc.*	11,297	493,679
Maxwell Technologies, Inc.*	14,568	212,838
Measurement Specialties, Inc.*	7,040	130,099
Mercury Computer Systems, Inc.*	11,518	138,562
Methode Electronics, Inc.	17,239	156,530
Microvision, Inc.*	59,998	131,396
MTS Systems Corp.	8,321	257,951
Multi-Fineline Electronix, Inc.*	6,795	149,422
Newport Corp.*	18,659	211,593
OSI Systems, Inc.*	8,099	294,156
Park Electrochemical Corp.	10,887	286,764
PC Connection, Inc.*	15,640	106,821
Plexus Corp.*	21,516	631,495
Power-One, Inc.*	34,325	312,014
RadiSys Corp.*	13,731	129,346
Richardson Electronics Ltd.	13,203	138,632
Rofin-Sinar Technologies, Inc.*	16,344	414,811
Rogers Corp.*	8,736	275,009
Sanmina-SCI Corp.*	41,768	504,557
Scansource, Inc.*	14,846	411,828
SMART Modular Technologies (WWH), Inc.*	25,147	151,636
Spectrum Control, Inc.*	9,290	136,749
SYNNEX Corp.*	10,879	306,135
Technitrol, Inc.	29,574	130,421
Tessco Technologies, Inc.	1,727	26,026
TTM Technologies, Inc.*	43,553	426,384
Universal Display Corp.*	16,461	386,833
Viasystems Group, Inc.*	4,400	66,880
X-Rite, Inc.*	27,361	103,698
Zygo Corp.*	9,597	94,051

		14,022,680

Internet Software & Services (1.1%)
Ancestry.com, Inc.*	9,635	219,293
Archipelago Learning, Inc.*	2,576	30,835
Art Technology Group, Inc.*	76,652	316,573
comScore, Inc.*	12,576	295,787
Constant Contact, Inc.*	14,948	320,336
DealerTrack Holdings, Inc.*	20,598	351,814
Dice Holdings, Inc.*	11,800	100,064
Digital River, Inc.*	21,864	744,251
DivX, Inc.*	19,507	185,902
EarthLink, Inc.	54,994	499,895
GSI Commerce, Inc.*	34,317	847,630
InfoSpace, Inc.*	20,473	177,296
Internap Network Services Corp.*	22,075	108,388

See Notes to Portfolio of Investments.

EQ ADVISORS TRUST

ATM SMALL CAP PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

September 30, 2010 (Unaudited)

	Number of Shares	Value (Note 1)
Internet Brands, Inc., Class A*	13,298	$176,597
Internet Capital Group, Inc.*	18,979	209,338
j2 Global Communications, Inc.*	24,958	593,751
Keynote Systems, Inc.	9,864	114,620
KIT Digital, Inc.*	13,099	157,057
Knot, Inc.*	20,215	184,563
Limelight Networks, Inc.*	27,209	159,989
Liquidity Services, Inc.*	7,546	120,811
LivePerson, Inc.*	20,280	170,352
Local.com Corp.*	5,360	23,691
LogMeIn, Inc.*	7,912	284,674
LoopNet, Inc.*	10,588	125,362
Marchex, Inc., Class B	20,086	109,469
ModusLink Global Solutions, Inc.*	23,296	147,930
Move, Inc.*	77,757	173,398
NIC, Inc.	25,732	213,318
OpenTable, Inc.*	8,340	567,787
Openwave Systems, Inc.*	60,581	102,988
Perficient, Inc.*	10,760	98,346
QuinStreet, Inc.*	7,231	108,682
Rackspace Hosting, Inc.*	53,499	1,389,904
RealNetworks, Inc.*	42,688	139,163
Saba Software, Inc.*	16,438	89,423
SAVVIS, Inc.*	20,030	422,232
SPS Commerce, Inc.*	6,600	84,612
Stamps.com, Inc.*	9,418	122,434
support.com, Inc.*	25,776	118,054
TechTarget, Inc.*	3,693	19,388
Terremark Worldwide, Inc.*	30,773	318,193
Travelzoo, Inc.*	4,678	120,505
United Online, Inc.	43,847	250,805
ValueClick, Inc.*	44,215	578,332
Vocus, Inc.*	4,237	78,300
Zix Corp.*	42,268	120,041

		11,892,173

IT Services (1.0%)
Acxiom Corp.*	37,013	587,026
CACI International, Inc., Class A*	15,881	718,774
Cass Information Systems, Inc.	4,116	141,220
CIBER, Inc.*	14,541	43,768
Computer Task Group, Inc.*	3,824	29,215
CSG Systems International, Inc.*	18,184	331,494
Diamond Management & Technology Consultants, Inc.	13,073	163,413
Echo Global Logistics, Inc.*	8,237	105,186
Euronet Worldwide, Inc.*	26,227	471,824
ExlService Holdings, Inc.*	7,925	154,141
Forrester Research, Inc.*	7,949	262,953
Global Cash Access Holdings, Inc.*	34,362	140,197
Hackett Group, Inc.*	22,790	94,123
Heartland Payment Systems, Inc.	20,548	312,741
iGATE Corp.	11,770	213,508
Integral Systems, Inc.*	15,535	114,648
Lionbridge Technologies, Inc.*	33,297	143,177
ManTech International Corp., Class A*	11,351	449,500
MAXIMUS, Inc.	9,484	584,025
MoneyGram International, Inc.*	64,123	156,460
NCI, Inc., Class A*	5,022	95,016
Online Resources Corp.*	28,670	127,295
RightNow Technologies, Inc.*	12,455	245,364
Sapient Corp.	53,896	645,135
SRA International, Inc., Class A*	21,796	429,817
Stream Global Services, Inc.*	11,800	47,790
Syntel, Inc.	7,242	322,269
TeleTech Holdings, Inc.*	15,710	233,136
Tier Technologies, Inc.*	17,731	$98,230
TNS, Inc.*	14,638	248,114
Unisys Corp.*	23,080	643,932
VeriFone Systems, Inc.*	47,168	1,465,510
Virtusa Corp.*	8,357	80,979
Wright Express Corp.*	20,606	735,840

		10,635,820

Semiconductors & Semiconductor Equipment (1.9%)
Actel Corp.*	12,011	191,575
Advanced Analogic Technologies, Inc.*	36,952	129,701
Advanced Energy Industries, Inc.*	19,188	250,595
Alpha & Omega Semiconductor Ltd.*	6,936	78,793
Amkor Technology, Inc.*	56,154	368,932
ANADIGICS, Inc.*	32,787	199,673
Applied Micro Circuits Corp.*	34,703	347,030
ATMI, Inc.*	15,152	225,159
Axcelis Technologies, Inc.*	60,385	116,543
AXT, Inc.*	27,130	179,601
Brooks Automation, Inc.*	31,159	209,077
Cabot Microelectronics Corp.*	12,099	389,346
Cavium Networks, Inc.*	23,288	669,763
CEVA, Inc.*	10,126	144,802
Cirrus Logic, Inc.*	34,426	614,160
Cohu, Inc.	12,593	158,546
Conexant Systems, Inc.*	59,652	97,829
Cymer, Inc.*	15,396	570,884
Diodes, Inc.*	17,347	296,460
DSP Group, Inc.*	22,899	160,293
Energy Conversion Devices, Inc.*	23,384	117,388
Entegris, Inc.*	68,536	320,063
Entropic Communications, Inc.*	27,731	266,218
Evergreen Solar, Inc.*	157,687	115,742
Exar Corp.*	9,571	57,330
FEI Co.*	20,318	397,623
FormFactor, Inc.*	24,215	208,249
FSI International, Inc.*	26,101	69,429
GSI Technology, Inc.*	15,751	90,253
GT Solar International, Inc.*	34,164	285,953
Hittite Microwave Corp.*	14,267	679,822
Ikanos Communications, Inc.*	5,705	6,789
Integrated Device Technology, Inc.*	85,261	498,777
Integrated Silicon Solution, Inc.*	15,803	136,064
IXYS Corp.*	13,369	127,674
Kopin Corp.*	45,591	161,848
Kulicke & Soffa Industries, Inc.*	34,258	212,057
Lattice Semiconductor Corp.*	59,569	282,953
LTX-Credence Corp.*	76,809	160,531
Mattson Technology, Inc.*	32,863	90,373
MaxLinear, Inc., Class A*	7,057	79,179
Micrel, Inc.	27,596	272,096
Microsemi Corp.*	45,833	786,036
Microtune, Inc.*	52,189	151,348
Mindspeed Technologies, Inc.*	17,649	137,133
MIPS Technologies, Inc.*	24,067	234,172
MKS Instruments, Inc.*	26,822	482,260
Monolithic Power Systems, Inc.*	17,452	284,991
MoSys, Inc.*	27,225	132,858
Nanometrics, Inc.*	12,484	187,884
Netlogic Microsystems, Inc.*	34,558	953,110
NVE Corp.*	2,997	128,961
OmniVision Technologies, Inc.*	27,269	628,278
PDF Solutions, Inc.*	23,094	85,448
Pericom Semiconductor Corp.*	15,221	132,270
Photronics, Inc.*	27,013	142,899

See Notes to Portfolio of Investments.

EQ ADVISORS TRUST

ATM SMALL CAP PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

September 30, 2010 (Unaudited)

	Number of Shares	Value (Note 1)
PLX Technology, Inc.*	22,637	$81,946
Power Integrations, Inc.	12,519	397,979
RF Micro Devices, Inc.*	145,372	892,584
Rubicon Technology, Inc.*	8,285	187,987
Rudolph Technologies, Inc.*	14,687	122,049
Semtech Corp.*	34,228	691,063
Sigma Designs, Inc.*	14,305	164,364
Silicon Image, Inc.*	32,729	156,445
Spansion, Inc., Class A*	8,006	119,850
Standard Microsystems Corp.*	12,241	279,217
Supertex, Inc.*	7,520	166,342
Tessera Technologies, Inc.*	25,516	472,046
Trident Microsystems, Inc.*	69,095	118,152
TriQuint Semiconductor, Inc.*	81,485	782,256
Ultra Clean Holdings, Inc.*	15,379	132,567
Ultratech, Inc.*	13,071	223,514
Veeco Instruments, Inc.*	21,988	766,722
Volterra Semiconductor Corp.*	13,495	290,412
Zoran Corp.*	28,473	217,534

		20,765,850

Software (2.3%)
ACI Worldwide, Inc.*	18,239	408,371
Actuate Corp.*	28,512	146,837
Advent Software, Inc.*	8,230	429,524
American Software, Inc., Class A	26,474	156,197
ArcSight, Inc.*	12,942	563,754
Ariba, Inc.*	49,688	939,103
Aspen Technology, Inc.*	32,591	337,969
Blackbaud, Inc.	24,719	594,245
Blackboard, Inc.*	18,555	668,722
Bottomline Technologies, Inc.*	15,836	243,241
CDC Corp., Class A*	20,838	88,145
CommVault Systems, Inc.*	23,025	599,341
Concur Technologies, Inc.*	21,470	1,061,477
Convio, Inc.*	10,500	96,810
Deltek, Inc.*	13,938	111,643
DemandTec, Inc.*	5,617	52,856
Digimarc Corp.*	5,596	131,282
Ebix, Inc.*	15,029	352,430
Epicor Software Corp.*	24,401	212,289
EPIQ Systems, Inc.	17,484	214,354
ePlus, Inc.*	4,080	87,516
Fair Isaac Corp.	22,972	566,490
FalconStor Software, Inc.*	33,692	103,098
Fortinet, Inc.*	20,758	518,950
Guidance Software, Inc.*	14,300	83,512
Interactive Intelligence, Inc.*	3,290	57,904
Jack Henry & Associates, Inc.	47,007	1,198,678
JDA Software Group, Inc.*	21,886	555,029
Kenexa Corp.*	10,519	184,293
Lawson Software, Inc.*	76,460	647,616
Magma Design Automation, Inc.*	39,008	144,330
Manhattan Associates, Inc.*	12,108	355,370
Mentor Graphics Corp.*	58,992	623,545
MicroStrategy, Inc., Class A*	4,789	414,775
Monotype Imaging Holdings, Inc.*	11,325	103,624
NetScout Systems, Inc.*	16,013	328,427
NetSuite, Inc.*	10,243	241,428
Opnet Technologies, Inc.	7,767	140,971
Parametric Technology Corp.*	62,908	1,229,222
Pegasystems, Inc.	7,731	240,048
Progress Software Corp.*	23,239	769,211
PROS Holdings, Inc.*	5,144	47,736
QAD, Inc.*	28,076	116,796
QLIK Technologies, Inc.*	7,019	154,769
Quest Software, Inc.*	33,074	813,290
Radiant Systems, Inc.*	16,052	$274,489
RealD, Inc.*	3,982	73,627
RealPage, Inc.*	3,892	74,259
Renaissance Learning, Inc.	8,768	89,346
Rosetta Stone, Inc.*	5,408	114,866
S1 Corp.*	24,673	128,546
Smith Micro Software, Inc.*	15,565	154,716
SolarWinds, Inc.*	18,277	315,461
Sonic Solutions, Inc.*	16,653	189,511
Sourcefire, Inc.*	14,435	416,305
SRS Labs, Inc.*	8,474	79,147
SS&C Technologies Holdings, Inc.*	7,965	125,847
SuccessFactors, Inc.*	33,028	829,333
Synchronoss Technologies, Inc.*	9,674	172,294
Take-Two Interactive Software, Inc.*	39,695	402,507
Taleo Corp., Class A*	22,016	638,244
TeleCommunication Systems, Inc., Class A*	34,218	133,792
TeleNav, Inc.*	8,800	46,552
THQ, Inc.*	29,039	116,737
TIBCO Software, Inc.*	91,675	1,626,314
TiVo, Inc.*	60,820	551,029
Tyler Technologies, Inc.*	17,340	349,574
Ultimate Software Group, Inc.*	12,822	495,442
Unica Corp.*	11,740	246,305
VASCO Data Security International, Inc.*	22,184	144,196
VirnetX Holding Corp.	22,009	323,092
Wave Systems Corp., Class A*	45,762	102,507
Websense, Inc.*	22,561	400,232

		25,749,488

Total Information Technology		105,103,352

Materials (2.7%)
Chemicals (1.2%)
A. Schulman, Inc.	17,629	355,224
American Vanguard Corp.	12,634	78,078
Arch Chemicals, Inc.	11,749	412,272
Balchem Corp.	14,713	454,043
Calgon Carbon Corp.*	32,698	474,121
Ferro Corp.*	46,737	602,440
Georgia Gulf Corp.*	17,762	290,231
H.B. Fuller Co.	25,181	500,347
Hawkins, Inc.	4,839	171,397
Innophos Holdings, Inc.	11,306	374,229
KMG Chemicals, Inc.	6,731	94,840
Koppers Holdings, Inc.	10,612	285,144
Kraton Performance Polymers, Inc.*	6,243	169,498
Landec Corp.*	14,211	88,250
LSB Industries, Inc.*	9,179	170,454
Minerals Technologies, Inc.	10,365	610,706
NewMarket Corp.	5,683	646,043
NL Industries, Inc.	11,536	104,747
Olin Corp.	43,469	876,335
OM Group, Inc.*	16,238	489,089
Omnova Solutions, Inc.*	23,190	166,736
PolyOne Corp.*	50,349	608,719
Quaker Chemical Corp.	7,128	232,088
Rockwood Holdings, Inc.*	28,744	904,574
Senomyx, Inc.*	11,391	45,336
Sensient Technologies Corp.	27,289	832,042
Solutia, Inc.*	65,816	1,054,372
Spartech Corp.*	15,835	130,005
Stepan Co.	4,182	247,198
STR Holdings, Inc.*	14,902	320,989
TPC Group, Inc.*	6,845	163,048

See Notes to Portfolio of Investments.

EQ ADVISORS TRUST

ATM SMALL CAP PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

September 30, 2010 (Unaudited)

	Number of Shares	Value (Note 1)
W.R. Grace & Co.*	39,421	$1,101,423
Westlake Chemical Corp.	12,648	378,555
Zep, Inc.	10,491	182,963
Zoltek Cos., Inc.*	7,131	69,313

		13,684,849

Construction Materials (0.0%)
Headwaters, Inc.*	14,853	53,471
Texas Industries, Inc.	10,956	345,333
United States Lime & Minerals, Inc.*	698	26,985

		425,789

Containers & Packaging (0.3%)
AEP Industries, Inc.*	5,167	122,044
Boise, Inc.*	45,304	294,023
Graham Packaging Co., Inc.*	11,207	132,467
Graphic Packaging Holding Co.*	55,283	184,645
Myers Industries, Inc.	16,872	144,930
Rock-Tenn Co., Class A	22,233	1,107,426
Silgan Holdings, Inc.	29,738	942,695

		2,928,230

Metals & Mining (0.9%)
A.M. Castle & Co.*	10,114	134,011
Allied Nevada Gold Corp.*	41,158	1,090,687
AMCOL International Corp.	13,995	366,529
Brush Engineered Materials, Inc.*	9,954	283,092
Capital Gold Corp.*	32,198	155,516
Century Aluminum Co.*	33,430	440,273
Coeur d’Alene Mines Corp.*	46,997	936,180
General Moly, Inc.*	33,940	124,220
Globe Specialty Metals, Inc.*	32,141	451,260
Golden Star Resources Ltd.*	134,800	665,912
Haynes International, Inc.	6,196	216,364
Hecla Mining Co.*	136,593	863,268
Horsehead Holding Corp.*	27,937	275,738
Jaguar Mining, Inc.*	44,174	287,131
Kaiser Aluminum Corp.	9,183	392,941
Metals USA Holdings Corp.*	7,953	103,230
Molycorp, Inc.*	13,988	395,721
Noranda Aluminum Holding Corp.*	13,568	111,529
Olympic Steel, Inc.	5,619	129,181
RTI International Metals, Inc.*	15,536	475,712
Stillwater Mining Co.*	23,268	391,833
Thompson Creek Metals Co., Inc.*	73,293	790,099
U.S. Energy Corp. Wyoming*	23,341	105,968
U.S. Gold Corp.*	43,930	218,332
Universal Stainless & Alloy Products, Inc.*	5,704	140,090
Worthington Industries, Inc.	30,983	465,674

		10,010,491

Paper & Forest Products (0.3%)
Buckeye Technologies, Inc.	19,187	282,241
Clearwater Paper Corp.*	5,886	447,807
Deltic Timber Corp.	6,824	305,715
KapStone Paper and Packaging Corp.*	18,804	228,281
Louisiana-Pacific Corp.*	64,949	491,664
Neenah Paper, Inc.	7,554	114,821
P.H. Glatfelter Co.	21,827	265,416
Schweitzer-Mauduit International, Inc.	10,170	593,013
Verso Paper Corp.*	23,400	67,392
Wausau Paper Corp.*	26,929	223,241

		3,019,591

Total Materials		30,068,950

Telecommunication Services (0.5%)
Diversified Telecommunication Services (0.3%)
AboveNet, Inc.*	11,736	$611,328
Alaska Communications Systems Group, Inc.	23,128	234,749
Atlantic Tele-Network, Inc.	5,044	248,367
Cbeyond, Inc.*	12,987	166,623
Cincinnati Bell, Inc.*	121,040	323,177
Cogent Communications Group, Inc.*	28,939	274,052
Consolidated Communications Holdings, Inc.	12,871	240,302
General Communication, Inc., Class A*	24,690	246,159
Global Crossing Ltd.*	14,654	188,450
Globalstar, Inc.*	57,608	100,238
IDT Corp., Class B*	11,281	200,689
Iridium Communications, Inc.*	17,907	152,926
Neutral Tandem, Inc.*	15,497	185,189
PAETEC Holding Corp.*	65,943	271,026
Premiere Global Services, Inc.*	39,429	279,157
Vonage Holdings Corp.*	61,704	157,345

		3,879,777

Wireless Telecommunication Services (0.2%)
FiberTower Corp.*	13,154	55,773
ICO Global Communications Holdings Ltd.*	78,381	128,545
NTELOS Holdings Corp.	17,775	300,753
Shenandoah Telecommunications Co.	11,886	215,969
Syniverse Holdings, Inc.*	36,977	838,268
USA Mobility, Inc.	14,462	231,826

		1,771,134

Total Telecommunication Services		5,650,911

Utilities (1.7%)
Electric Utilities (0.7%)
Allete, Inc.	16,892	615,376
Central Vermont Public Service Corp.	8,300	167,411
Cleco Corp.	32,906	974,676
El Paso Electric Co.*	22,908	544,752
Empire District Electric Co.	21,094	425,044
IDACORP, Inc.	26,536	953,173
MGE Energy, Inc.	12,259	485,334
PNM Resources, Inc.	51,384	585,264
Portland General Electric Co.	41,540	842,431
UIL Holdings Corp.	27,534	775,357
UniSource Energy Corp.	20,020	669,269
Unitil Corp.	7,950	174,502

		7,212,589

Gas Utilities (0.6%)
Chesapeake Utilities Corp.	4,708	170,524
Laclede Group, Inc.	12,023	413,832
New Jersey Resources Corp.	21,938	860,408
Nicor, Inc.	24,509	1,123,002
Northwest Natural Gas Co.	14,382	682,426
Piedmont Natural Gas Co., Inc.#	38,589	1,119,081
South Jersey Industries, Inc.	15,935	788,304
Southwest Gas Corp.	25,064	841,900
WGL Holdings, Inc.	27,392	1,034,870

		7,034,347

Independent Power Producers & Energy Traders (0.0%)
American DG Energy, Inc.*	10,105	30,113
Dynegy, Inc.*	53,809	262,050

		292,163

See Notes to Portfolio of Investments.

EQ ADVISORS TRUST

ATM SMALL CAP PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

September 30, 2010 (Unaudited)

	Number of Shares	Value (Note 1)
Multi-Utilities (0.2%)
Avista Corp.	29,783	$621,869
Black Hills Corp.	21,349	666,089
CH Energy Group, Inc.	8,599	379,732
NorthWestern Corp.	19,691	561,193

		2,228,883

Water Utilities (0.2%)
American States Water Co.	10,014	358,301
Artesian Resources Corp., Class A	6,237	118,940
Cadiz, Inc.*	8,964	91,971
California Water Service Group	10,553	389,933
Connecticut Water Service, Inc.	2,172	52,019
Consolidated Water Co., Ltd.	9,246	87,652
Middlesex Water Co.	9,130	153,749
SJW Corp.	5,949	146,524
York Water Co.	10,276	164,724

		1,563,813

Total Utilities		18,331,795

Total Common Stocks (50.8%) (Cost $506,987,478)		559,235,746

INVESTMENT COMPANIES:
Investment Companies(0.0%)
Kayne Anderson Energy Development Co.	9,538	153,085
THL Credit, Inc.	9,157	107,869

Total Investment Companies (0.0%) (Cost $246,589)		260,954

	Principal Amount	Value (Note 1)
SHORT-TERM INVESTMENTS:
Short-Term Investment (45.2%)
BlackRock Liquidity Funds TempFund
0.23% ‡	$497,813,246	497,813,246

Time Deposit (0.2%)
JPMorgan Chase Nassau
0.000%, 10/1/10	2,051,147	2,051,147

Total Short-Term Investments (45.4%) (Amortized Cost $499,864,393)		499,864,393

Total Investments (96.2%) (Cost/Amortized Cost $1,007,098,460)		1,059,361,093
Other Assets Less Liabilities (3.8%)		41,327,441

Net Assets (100%)		$1,100,688,534

*	Non-income producing.

‡	Affiliated company as defined under the Investment Company Act of 1940.

#	All, or a portion of security held by broker as collateral for financial futures contracts, with a total collateral value of $381,072.

See Notes to Portfolio of Investments.

EQ ADVISORS TRUST

ATM SMALL CAP PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

September 30, 2010 (Unaudited)

Investments in companies which were affiliates for the nine months ended September 30, 2010, were as follows:

Securities	Market Value December 31, 2009	Purchases at Cost	Sales at Cost	Market Value September 30, 2010	Dividend Income	Realized Gain (Loss)
BlackRock Liquidity Funds TempFund	$334,787,282	$746,328,204	$583,302,240	$497,813,246	$503,737	$—

At September 30, 2010, the Portfolio had the following futures contracts open: (Note 1)

Purchase	Number of Contracts	Expiration Date	Original Value	Value at 9/30/2010	Unrealized Appreciation/ (Depreciation)
Russell 2000 Mini Index	8,017	December-10	$503,506,522	$540,746,650	$37,240,128

The following is a summary of the inputs used to value the Portfolio’s assets and liabilities carried at fair value as of September 30, 2010:

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. For example, money market securities are valued using amortized cost, in accordance with rules under the Investment Company Act of 1940. Generally, amortized cost approximates the current fair value of a security, but since the value is not obtained from a quoted price in an active market, such securities are reflected as Level 2.

Various inputs are used in determining the value of the Portfolio’s investments. These inputs are summarized in the three broad levels listed below:

Investment Type	Level 1 Quoted prices in active markets for identical securities	Level 2 Significant other observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)	Level 3 Significant unobservable inputs (including the Portfolio’s own assumptions in determining the fair value of investments)	Total
Assets:
Common Stocks
Consumer Discretionary	$77,365,351	$—	$—	$77,365,351
Consumer Staples	17,110,024	—	—	17,110,024
Energy	31,155,596	—	—	31,155,596
Financials	115,993,522	—	—	115,993,522
Health Care	72,376,340	—	—	72,376,340
Industrials	85,967,527	112,378	—	86,079,905
Information Technology	105,103,352	—	—	105,103,352
Materials	30,068,950	—	—	30,068,950
Telecommunication Services	5,650,911	—	—	5,650,911
Utilities	18,331,795	—	—	18,331,795
Futures	37,240,128	—	—	37,240,128
Investment Companies
Investment Companies	260,954	—	—	260,954
Short-Term Investments	—	499,864,393	—	499,864,393

Total Assets	$596,624,450	$499,976,771	$—	$1,096,601,221

Total Liabilities	$—	$—	$—	$—

Total	$596,624,450	$499,976,771	$—	$1,096,601,221

See Notes to Portfolio of Investments.

EQ ADVISORS TRUST

ATM SMALL CAP PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

September 30, 2010 (Unaudited)

Investment security transactions for the nine months ended September 30, 2010 were as follows:

Cost of Purchases:
Stocks and long-term corporate debt securities	$215,807,993
Net Proceeds of Sales and Redemptions:
Stocks and long-term corporate debt securities	$97,204,432

As of September 30, 2010, the gross unrealized appreciation (depreciation) of investments based on the aggregate cost of investments for Federal income tax purposes was as follows:

Aggregate gross unrealized appreciation	$75,987,478
Aggregate gross unrealized depreciation	(28,974,298)

Net unrealized appreciation	$47,013,180

Federal income tax cost of investments	$1,012,347,913

See Notes to Portfolio of Investments.

EQ ADVISORS TRUST

EQ/ALLIANCEBERNSTEIN INTERNATIONAL PORTFOLIO

PORTFOLIO OF INVESTMENTS

September 30, 2010 (Unaudited)

	Number of Shares	Value (Note 1)
COMMON STOCKS:
Australia (6.2%)
Australia & New Zealand Banking Group Ltd.	704,400	$16,122,240
Bank of Queensland Ltd.	309,300	3,348,284
BHP Billiton Ltd.	483,900	18,198,734
Boral Ltd.	1,214,900	5,413,346
Challenger Financial Services Group Ltd.	1,182,500	4,834,659
Commonwealth Bank of Australia	291,000	14,392,384
CSL Ltd.	113,100	3,612,920
Dexus Property Group (REIT)	4,912,100	4,059,361
Goodman Fielder Ltd.	3,177,900	4,008,437
Incitec Pivot Ltd.	907,900	3,150,335
ING Office Fund (REIT)	8,400,000	4,871,412
Macquarie Atlas Roads Group*	969,560	1,461,920
National Australia Bank Ltd.	491,821	12,045,865
OneSteel Ltd.	1,292,700	3,660,915
QBE Insurance Group Ltd.	257,433	4,294,665
Rio Tinto Ltd.	113,200	8,399,671
Telstra Corp., Ltd.	1,665,300	4,217,141
Westfield Group (REIT)	277,300	3,285,978
Westpac Banking Corp.	150,600	3,382,871

		122,761,138

Austria (0.2%)
OMV AG	94,300	3,530,106

Belgium (1.5%)
Anheuser-Busch InBev N.V.	330,500	19,441,411
Delhaize Group S.A.	73,300	5,316,075
KBC Groep N.V.*	87,100	3,907,109

		28,664,595

Canada (2.2%)
Agnico-Eagle Mines Ltd.	86,300	6,129,889
Agrium, Inc.	56,000	4,201,769
National Bank of Canada	55,700	3,515,017
Nexen, Inc.	330,700	6,653,212
Penn West Energy Trust	307,300	6,158,544
Research In Motion Ltd.*	116,600	5,677,254
Suncor Energy, Inc.	252,640	8,225,717
Toronto-Dominion Bank	38,900	2,814,758

		43,376,160

Denmark (1.2%)
Carlsberg A/S, Class B	31,450	3,279,158
DSV A/S	274,975	5,613,377
Novo Nordisk A/S, Class B	90,077	8,938,826
Vestas Wind Systems A/S*	140,100	5,279,249

		23,110,610

Finland (0.8%)
Cargotec Oyj, Class B	178,200	7,700,917
Nokia Oyj	704,200	7,075,205

		14,776,122

France (7.8%)
Arkema S.A.	43,500	2,225,581
BNP Paribas S.A.	182,750	12,997,318
Bouygues S.A.	183,900	7,893,342
Cap Gemini S.A.	110,800	5,558,570
Carrefour S.A.	127,400	6,845,520
Casino Guichard Perrachon S.A.	36,204	3,314,689
Cie de Saint-Gobain S.A.	74,300	3,305,076
Credit Agricole S.A.	168,140	2,627,971
EDF S.A.	119,600	5,158,734
France Telecom S.A.	452,200	9,770,917
GDF Suez S.A.	247,000	$8,842,339
Mercialys S.A. (REIT)	6,987	272,416
PPR S.A.	33,500	5,423,179
Publicis Groupe S.A.	116,600	5,537,990
Renault S.A.*	87,900	4,522,971
Rexel S.A.*	424,300	7,597,638
Sanofi-Aventis S.A.	221,455	14,755,291
Societe Generale S.A.	147,276	8,482,702
Technip S.A.	80,700	6,489,742
Total S.A.	351,005	18,089,979
Vinci S.A.	82,500	4,135,453
Vivendi S.A.	399,450	10,918,232

		154,765,650

Germany (7.2%)
Allianz SE (Registered)	133,900	15,132,498
BASF SE	167,700	10,574,680
Bayer AG	180,944	12,617,268
Bayerische Motoren Werke (BMW) AG	154,600	10,841,415
Deutsche Bank AG (Registered)	152,800	8,362,388
Deutsche Telekom AG (Registered)	647,070	8,852,056
E.ON AG	414,234	12,214,558
K+S AG	160,700	9,620,647
Linde AG	22,500	2,928,670
Muenchener Rueckversicherungs- Gesellschaft AG (Registered)	47,500	6,579,045
RWE AG	147,090	9,935,788
SAP AG	177,600	8,785,077
Siemens AG (Registered)	145,200	15,326,796
ThyssenKrupp AG	204,900	6,681,572
Volkswagen AG (Preference)	34,300	4,139,616

		142,592,074

Hong Kong (2.8%)
Esprit Holdings Ltd.	850,900	4,617,036
Hang Lung Group Ltd.	395,000	2,578,572
Hang Lung Properties Ltd.	2,860,000	13,970,370
Hong Kong Exchanges and Clearing Ltd.	307,200	6,049,886
Li & Fung Ltd.	3,006,000	16,911,256
New World Development Ltd.	1,937,000	3,904,532
Noble Group Ltd.	1,629,272	2,341,513
Shangri-La Asia Ltd.	2,386,000	5,430,800

		55,803,965

Ireland (0.6%)
CRH plc	390,254	6,405,446
Irish Life & Permanent Group Holdings plc*	376,100	717,806
Smurfit Kappa Group plc*	513,400	5,158,208

		12,281,460

Israel (0.6%)
Israel Chemicals Ltd.	762,400	10,754,478

Italy (2.8%)
Assicurazioni Generali S.p.A.	223,600	4,502,231
Enel S.p.A.	1,392,404	7,421,942
ENI S.p.A.	565,192	12,196,983
Fiat S.p.A.	293,563	4,530,261
Intesa Sanpaolo S.p.A.	1,411,300	4,583,822
Saipem S.p.A.	103,400	4,141,406
Telecom Italia S.p.A.	2,995,700	4,185,985
Telecom Italia S.p.A. (RNC)	1,935,900	2,181,229

See Notes to Portfolio of Investments.

EQ ADVISORS TRUST

EQ/ALLIANCEBERNSTEIN INTERNATIONAL PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

September 30, 2010 (Unaudited)

	Number of Shares	Value (Note 1)
UniCredit S.p.A.	4,084,149	$10,428,333

		54,172,192

Japan (22.0%)
Aeon Co., Ltd.	323,500	3,472,161
Air Water, Inc.	401,000	4,765,117
Asahi Breweries Ltd.	245,600	4,913,177
Asahi Glass Co., Ltd.	534,000	5,443,627
Canon, Inc.	155,700	7,264,632
Central Japan Railway Co.	333	2,449,233
Chubu Electric Power Co., Inc.	124,400	3,074,236
Dai-ichi Life Insurance Co., Ltd.	1,996	2,410,120
Daiichi Sankyo Co., Ltd.	231,600	4,710,791
Daito Trust Construction Co., Ltd.	55,300	3,305,546
Denki Kagaku Kogyo KK	916,000	3,939,195
DIC Corp.	3,306,000	5,821,538
Dowa Holdings Co., Ltd.	598,000	3,560,206
East Japan Railway Co.	167,200	10,094,490
Fast Retailing Co., Ltd.	48,600	6,846,382
Fujifilm Holdings Corp.	104,300	3,454,594
Fujitsu Ltd.	896,000	6,289,602
Furukawa Electric Co., Ltd.	526,000	1,978,486
Hirose Electric Co., Ltd.	52,200	5,258,769
Hitachi Ltd.	877,000	3,834,511
Honda Motor Co., Ltd.	236,400	8,390,671
INPEX Corp.	1,113	5,239,686
ITOCHU Corp.	352,700	3,227,873
Japan Tobacco, Inc.	6,024	20,053,541
JFE Holdings, Inc.	130,600	3,994,032
JS Group Corp.	205,600	4,031,711
Jupiter Telecommunications Co., Ltd.	5,636	6,076,186
JX Holdings, Inc.	915,000	5,304,983
Kansai Electric Power Co., Inc.	156,400	3,797,590
Kao Corp.	160,700	3,915,474
KDDI Corp.	1,136	5,436,416
Keyence Corp.	13,300	2,893,244
Konica Minolta Holdings, Inc.	291,000	2,837,494
Kyocera Corp.	30,100	2,844,861
Kyushu Electric Power Co., Inc.	70,200	1,602,794
Mazda Motor Corp.	1,244,000	2,995,256
Medipal Holdings Corp.	232,300	2,952,447
Mitsubishi Corp.	376,600	8,936,806
Mitsubishi Electric Corp.	372,000	3,199,521
Mitsubishi Gas Chemical Co., Inc.	688,000	3,997,125
Mitsubishi Heavy Industries Ltd.	531,000	1,959,128
Mitsubishi Materials Corp.*	1,096,000	3,150,934
Mitsubishi UFJ Financial Group, Inc.	3,823,900	17,818,605
Mitsui & Co., Ltd.	509,500	7,580,247
Mitsui Fudosan Co., Ltd.	340,000	5,734,547
Mizuho Financial Group, Inc.	2,919,500	4,266,639
MS&AD Insurance Group Holdings, Inc.	112,500	2,583,403
NGK Spark Plug Co., Ltd.	267,000	3,572,580
Nintendo Co., Ltd.	33,800	8,445,951
Nippon Electric Glass Co., Ltd.	259,000	3,530,690
Nippon Express Co., Ltd.	658,000	2,498,634
Nippon Shokubai Co., Ltd.	380,000	3,304,744
Nippon Steel Corp.	1,072,000	3,646,957
Nippon Telegraph & Telephone Corp.	207,200	9,047,005
Nissan Motor Co., Ltd.	1,011,700	8,834,802
NSK Ltd.	1,003,000	6,800,407
NTT DoCoMo, Inc.	3,392	5,647,916
NTT Urban Development Corp.	3,424	2,879,310
ORIX Corp.	84,310	6,443,433
Panasonic Corp.	254,000	$3,441,232
Sharp Corp.	809,000	8,053,174
Sony Corp.	364,700	11,275,643
Sumco Corp.*	322,800	5,034,566
Sumitomo Corp.	221,600	2,856,272
Sumitomo Electric Industries Ltd.	332,500	4,054,684
Sumitomo Mitsui Financial Group, Inc.	290,100	8,451,404
Sumitomo Realty & Development Co., Ltd.	94,000	1,942,381
Sumitomo Rubber Industries Ltd.	474,800	4,635,386
Suzuki Motor Corp.	255,400	5,372,334
Takeda Pharmaceutical Co., Ltd.	173,800	7,984,224
Tohoku Electric Power Co., Inc.	78,700	1,740,300
Tokio Marine Holdings, Inc.	137,500	3,709,272
Tokyo Electric Power Co., Inc.	311,700	7,602,075
Tokyo Gas Co., Ltd.	1,115,000	5,062,111
Toshiba Corp.	1,842,000	8,914,327
Tosoh Corp.	1,397,000	3,765,273
Toyota Motor Corp.	539,700	19,382,135
Yahoo! Japan Corp.	21,220	7,330,915
Yamada Denki Co., Ltd.	110,180	6,836,756
Zeon Corp.	543,000	4,501,150

		434,305,670

Luxembourg (0.7%)
ArcelorMittal S.A.	303,946	10,010,802
Regus plc	2,897,509	3,641,357

		13,652,159

Netherlands (3.6%)
ING Groep N.V. (CVA)*	731,300	7,586,749
Koninklijke (Royal) KPN N.V.	358,500	5,544,587
Koninklijke Ahold N.V.	392,522	5,291,124
Koninklijke DSM N.V.	166,800	8,545,320
Koninklijke Philips Electronics N.V.	299,820	9,423,261
QIAGEN N.V.*	197,800	3,539,167
Royal Dutch Shell plc, Class A	640,208	19,348,313
Royal Dutch Shell plc, Class B	431,868	12,598,286

		71,876,807

New Zealand (0.1%)
Telecom Corp. of New Zealand Ltd.	1,681,200	2,518,694

Norway (0.7%)
DnB NOR ASA	435,500	5,927,714
Telenor ASA	165,700	2,594,896
Yara International ASA	121,300	5,486,308

		14,008,918

Singapore (1.1%)
CapitaLand Ltd.	2,807,000	8,665,820
Olam International Ltd.	3,385,000	8,391,073
United Overseas Bank Ltd.	370,000	5,154,285

		22,211,178

Spain (3.8%)
Amadeus IT Holding S.A., Class A*	147,600	2,715,406
Banco Bilbao Vizcaya Argentaria S.A.	743,603	10,040,865
Banco Santander S.A.	1,632,862	20,739,634
Iberdrola S.A.	787,569	6,058,626
Inditex S.A.	137,100	10,890,755
Repsol YPF S.A.	154,700	3,984,856
Telefonica S.A.	848,719	21,017,199

		75,447,341

Sweden (2.9%)
Atlas Copco AB, Class A	218,946	4,226,023
Electrolux AB, Class B	175,700	4,327,105
Hennes & Mauritz AB, Class B	413,650	14,980,226

See Notes to Portfolio of Investments.

EQ ADVISORS TRUST

EQ/ALLIANCEBERNSTEIN INTERNATIONAL PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

September 30, 2010 (Unaudited)

	Number of Shares	Value (Note 1)
Nordea Bank AB	638,600	$6,650,948
Svenska Handelsbanken AB, Class A	97,100	3,182,237
Telefonaktiebolaget LM Ericsson, Class B	1,058,334	11,619,087
TeliaSonera AB	1,105,000	8,951,019
Volvo AB, Class B*	184,600	2,711,343

		56,647,988

Switzerland (8.5%)
Alcon, Inc.	59,300	9,890,647
Cie Financiere Richemont S.A., Class A	116,300	5,599,301
Clariant AG*	529,900	7,749,110
Credit Suisse Group AG (Registered)	316,614	13,532,578
Informa plc	650,500	4,280,615
Julius Baer Group Ltd.	193,524	7,044,577
Kuehne + Nagel International AG (Registered)	844	101,350
Logitech International S.A. (Registered)*	338,300	5,893,956
Nestle S.A. (Registered)	471,299	25,108,129
Novartis AG (Registered)	570,850	32,735,356
Roche Holding AG	101,158	13,815,096
SGS S.A. (Registered)	2,300	3,716,888
Swiss Reinsurance Co., Ltd. (Registered)	73,692	3,231,454
Syngenta AG (Registered)	22,211	5,519,693
UBS AG (Registered)*	564,682	9,585,199
Xstrata plc	804,630	15,395,438
Zurich Financial Services AG	22,440	5,259,179

		168,458,566

United Kingdom (21.6%)
Admiral Group plc	441,200	11,546,731
Afren plc*	2,819,600	4,898,816
Aggreko plc	200,000	4,932,626
AMEC plc	583,000	9,030,130
Anglo American plc	56,500	2,241,529
AstraZeneca plc	317,061	16,105,130
Autonomy Corp. plc*	195,017	5,554,165
Aviva plc	941,100	5,897,234
BAE Systems plc	1,334,877	7,177,888
Barclays plc	2,757,700	12,978,884
BG Group plc	33	580
BP plc	4,321,436	29,041,390
British American Tobacco plc	578,500	21,578,640
Capita Group plc	1,496,400	18,476,461
Carnival plc	99,530	3,911,919
Carphone Warehouse Group plc*	1,548,500	6,634,749
Cookson Group plc*	453,000	3,892,549
Drax Group plc	449,400	2,705,954
Enterprise Inns plc*	1,962,400	3,304,691
Eurasian Natural Resources Corp.	225,000	3,246,461
Firstgroup plc	379,200	2,161,146
G4S plc	1,935,057	7,739,283
GlaxoSmithKline plc	739,438	14,572,061
HSBC Holdings plc	1,872,400	18,971,728
IG Group Holdings plc	784,400	6,126,568
Imperial Tobacco Group plc	576,200	17,170,744
Intertek Group plc	98,370	2,827,889
Lloyds Banking Group plc*	11,049,100	12,865,031
Man Group plc	1,197,016	4,119,940
Marks & Spencer Group plc	941,800	5,741,837
Mondi plc	710,000	5,738,419
National Grid plc	677,500	5,747,138
Petrofac Ltd.	456,700	$9,850,314
Premier Foods plc*	16,968,200	4,336,825
Prudential plc	1,132,500	11,323,617
Reckitt Benckiser Group plc	353,500	19,441,513
Rentokil Initial plc*	1,700,500	2,751,455
Rio Tinto plc	315,450	18,439,058
Scottish & Southern Energy plc	189,200	3,322,856
Serco Group plc	1,200,500	11,598,073
Standard Chartered plc	689,041	19,764,889
Telecity Group plc*	309,300	2,407,532
Tesco plc	2,804,335	18,678,599
Vodafone Group plc	10,655,578	26,296,729

		425,149,771

Total Common Stocks (98.9%) (Cost $1,889,009,540)		1,950,865,642

	Number of Rights	Value (Note 1)
RIGHTS:
Germany (0.0%)
Deutsche Bank AG, expiring 10/5/10* (Cost $—)	152,800	739,481

	Number of Warrants	Value (Note 1)
WARRANT:
Italy (0.0%)
Unione di Banche Italiane S.c.p.A.,expiring 6/30/11* (Cost $—)	121,900	1,512

	Principal Amount	Value (Note 1)
SHORT-TERM INVESTMENT:
Time Deposit (0.1%)
JPMorgan Chase Nassau
0.000%, 10/1/10
(Amortized Cost $1,236,157)	$1,236,157	$1,236,157

Total Investments (99.0%) (Cost/Amortized Cost $1,890,245,697)		1,952,842,792
Other Assets Less Liabilities (1.0%)		20,570,383

Net Assets (100%)		$1,973,413,175

*	Non-income producing.

Glossary:

CVA — Dutch Certification

REIT — Real Estate Investment Trust

RNC — Risparmio Non-Convertible Savings Shares

See Notes to Portfolio of Investments.

EQ ADVISORS TRUST

EQ/ALLIANCEBERNSTEIN INTERNATIONAL PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

September 30, 2010 (Unaudited)

Market Sector Diversification

As a Percentage of Total Net Assets

Consumer Discretionary	11.8%
Consumer Staples	9.8
Energy	8.3
Financials	22.7
Health Care	7.1
Industrials	10.8
Information Technology	6.2
Materials	11.8
Telecommunication Services	6.0
Utilities	4.4
Cash and Other	1.1

100.0%

At September 30, 2010, the Portfolio had outstanding foreign currency contracts to buy/sell foreign currencies as follows: (Note 1)

	Counterparty	Local Contract Buy Amount (000’s)	U.S. $ Current Buy Value	U.S. $ Current Sell Value	Unrealized Appreciation/ (Depreciation)
Foreign Currency Buy Contracts
Australian Dollar vs. U.S. Dollar, expiring 12/15/10	JPMorgan Chase Bank	36,033	$34,513,488	$33,011,849	$1,501,639
European Union Euro vs. U.S. Dollar, expiring 12/15/10	JPMorgan Chase Bank	33,114	45,118,818	44,917,485	201,333
New Zealand Dollar vs. U.S. Dollar, expiring 12/15/10	JPMorgan Chase Bank	67,748	49,414,037	48,487,244	926,793
Norwegian Krone vs. U.S. Dollar, expiring 12/15/10	JPMorgan Chase Bank	456,587	77,331,965	73,522,109	3,809,856
Swedish Krona vs. U.S. Dollar, expiring 12/15/10	JPMorgan Chase Bank	254,811	37,728,152	34,016,463	3,711,689
Swedish Krona vs. U.S. Dollar, expiring 12/15/10	JPMorgan Chase Bank	279,163	41,333,790	38,309,467	3,024,323
Swedish Krona vs. U.S. Dollar, expiring 12/15/10	JPMorgan Chase Bank	152,393	22,563,807	20,990,294	1,573,513

					$14,749,146

	Counterparty	Local Contract Sell Amount (000’s)	U.S. $ Current Buy Value	U.S. $ Current Sell Value	Unrealized Appreciation/ (Depreciation)
Foreign Currency Sell Contracts
British Pound vs. U.S. Dollar, expiring 12/15/10	JPMorgan Chase Bank	11,849	$18,326,967	$18,603,878	$(276,911)
British Pound vs. U.S. Dollar, expiring 12/15/10	JPMorgan Chase Bank	25,287	39,002,340	39,702,613	(700,273)
British Pound vs. U.S. Dollar, expiring 12/15/10	JPMorgan Chase Bank	5,883	9,287,493	9,236,781	50,712
Canadian Dollar vs. U.S. Dollar, expiring 12/15/10	JPMorgan Chase Bank	21,616	20,296,085	20,972,973	(676,888)
Canadian Dollar vs. U.S. Dollar, expiring 12/15/10	JPMorgan Chase Bank	16,261	15,618,307	15,777,272	(158,965)
European Union Euro vs. U.S. Dollar, expiring 12/15/10	JPMorgan Chase Bank	7,784	10,021,589	10,605,934	(584,345)
European Union Euro vs. U.S. Dollar, expiring 12/15/10	JPMorgan Chase Bank	33,435	42,195,204	45,556,191	(3,360,987)
European Union Euro vs. U.S. Dollar, expiring 12/15/10	JPMorgan Chase Bank	41,414	52,737,002	56,427,818	(3,690,816)
Japanese Yen vs. U.S. Dollar, expiring 12/15/10	JPMorgan Chase Bank	2,683,259	32,023,810	32,167,840	(144,030)
Japanese Yen vs. U.S. Dollar, expiring 12/15/10	JPMorgan Chase Bank	1,285,399	15,335,413	15,409,809	(74,396)

See Notes to Portfolio of Investments.

EQ ADVISORS TRUST

EQ/ALLIANCEBERNSTEIN INTERNATIONAL PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

September 30, 2010 (Unaudited)

	Counterparty	Local Contract Sell Amount (000’s)	U.S. $ Current Buy Value	U.S. $ Current Sell Value	Unrealized Appreciation/ (Depreciation)
Foreign Currency Sell Contracts
New Zealand Dollar vs. U.S. Dollar, expiring 12/15/10	JPMorgan Chase Bank	44,533	$32,623,539	$32,481,479	$142,060
Swiss Franc vs. U.S. Dollar, expiring 12/15/10	JPMorgan Chase Bank	22,199	21,931,653	22,606,137	(674,484)

					$(10,149,323)

					$4,599,823

The following is a summary of the inputs used to value the Portfolio’s assets and liabilities carried at fair value as of September 30, 2010:

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. For example, money market securities are valued using amortized cost, in accordance with rules under the Investment Company Act of 1940. Generally, amortized cost approximates the current fair value of a security, but since the value is not obtained from a quoted price in an active market, such securities are reflected as Level 2.

Various inputs are used in determining the value of the Portfolio’s investments. These inputs are summarized in the three broad levels listed below:

Investment Type	Level 1 Quoted prices in active markets for identical securities	Level 2 Significant other observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)	Level 3 Significant unobservable inputs (including the Portfolio’s own assumptions in determining the fair value of investments)	Total
Assets:
Common Stocks
Consumer Discretionary	$—	$228,256,491	$—	$228,256,491
Consumer Staples	—	194,556,290	—	194,556,290
Energy	21,037,473	143,745,570	—	164,783,043
Financials	6,329,775	445,475,239	—	451,805,014
Health Care	9,890,647	136,338,577	—	146,229,224
Industrials	—	211,143,992	—	211,143,992
Information Technology	5,677,254	117,543,154	—	123,220,408
Materials	10,331,658	219,990,692	—	230,322,350
Telecommunication Services	—	116,261,789	—	116,261,789
Utilities	—	84,287,041	—	84,287,041
Forward Currency Contracts	—	14,941,918	—	14,941,918
Rights
Financials	—	739,481	—	739,481
Short-Term Investments	—	1,236,157	—	1,236,157
Warrants
Financials	—	1,512	—	1,512

Total Assets	$53,266,807	$1,914,517,903	$—	$1,967,784,710

Liabilities:
Forward Currency Contracts	$—	$(10,342,095)	$—	$(10,342,095)

Total Liabilities	$—	$(10,342,095)	$—	$(10,342,095)

Total	$53,266,807	$1,904,175,808	$—	$1,957,442,615

See Notes to Portfolio of Investments.

EQ ADVISORS TRUST

EQ/ALLIANCEBERNSTEIN INTERNATIONAL PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

September 30, 2010 (Unaudited)

Following is a reconciliation of Level 3 assets for which significant unobservable inputs were used to determine fair value:

Investments in Securities-Industrials
Balance as of 12/31/09	$72,248
Total gains or losses (realized/unrealized) included in earnings	(700)
Purchases, sales, issuances, and settlements (net)	(71,548)
Transfers into Level 3	—
Transfers out of Level 3	—

Balance as of 9/30/10	$—

The amount of total gains or losses for the year included in earnings attributable to the change in unrealized gains or losses relating to assets and liabilities still held at period ending 9/30/10.	$—

Investment security transactions for the nine months ended September 30, 2010 were as follows:

Cost of Purchases:
Stocks and long-term corporate debt securities	$1,173,885,484
Net Proceeds of Sales and Redemptions:
Stocks and long-term corporate debt securities	$1,249,093,329

As of September 30, 2010, the gross unrealized appreciation (depreciation) of investments based on the aggregate cost of investments for Federal income tax purposes was as follows:

Aggregate gross unrealized appreciation	$205,211,410
Aggregate gross unrealized depreciation	(153,136,732)

Net unrealized appreciation	$52,074,678

Federal income tax cost of investments	$1,900,768,114

See Notes to Portfolio of Investments.

EQ ADVISORS TRUST

EQ/ALLIANCEBERNSTEIN SMALL CAP GROWTH PORTFOLIO

PORTFOLIO OF INVESTMENTS

September 30, 2010 (Unaudited)

	Number of Shares	Value (Note 1)
COMMON STOCKS:
Consumer Discretionary (17.4%)
Auto Components (0.5%)
American Axle & Manufacturing Holdings, Inc.*	47,100	$424,842
Amerigon, Inc.*	25,200	259,560
Cooper Tire & Rubber Co.	36,500	716,495
Dana Holding Corp.*	88,300	1,087,856
Dorman Products, Inc.*	8,400	258,888
Drew Industries, Inc.*	18,900	394,254
Exide Technologies, Inc.*	45,900	219,861
Fuel Systems Solutions, Inc.*	7,400	289,414
Hawk Corp., Class A*	6,500	281,255
Modine Manufacturing Co.*	32,900	426,713
Standard Motor Products, Inc.	21,900	230,607
Stoneridge, Inc.*	20,900	219,659
Superior Industries International, Inc.	10,800	186,624
Tenneco, Inc.*	38,100	1,103,757

		6,099,785

Automobiles (0.0%)
Winnebago Industries, Inc.*	19,800	206,316

Distributors (0.7%)
Audiovox Corp., Class A*	24,200	165,528
Core-Mark Holding Co., Inc.*	6,900	213,624
LKQ Corp.*	453,900	9,441,120

		9,820,272

Diversified Consumer Services (1.1%)
American Public Education, Inc.*	12,150	399,249
Bridgepoint Education, Inc.*	9,300	143,778
Cambium Learning Group, Inc.*	42,700	136,640
Capella Education Co.*	11,050	857,701
Coinstar, Inc.*	20,950	900,641
Corinthian Colleges, Inc.*	52,700	369,954
CPI Corp.	8,100	209,628
Grand Canyon Education, Inc.*	19,841	435,113
K12, Inc.*	15,800	458,674
Learning Tree International, Inc.	11,000	111,320
Lincoln Educational Services Corp.*	24,000	345,840
Mac-Gray Corp.	11,700	141,921
Matthews International Corp., Class A	18,200	643,552
National American University Holdings, Inc.	22,200	149,184
Pre-Paid Legal Services, Inc.*	3,800	237,462
Princeton Review, Inc.*	21,300	43,452
Regis Corp.	36,810	704,175
Sotheby’s, Inc.	44,900	1,653,218
Steiner Leisure Ltd.*	7,600	289,560
Stewart Enterprises, Inc., Class A	54,300	292,677
Strayer Education, Inc.	40,500	7,067,250
Universal Technical Institute, Inc.	13,200	258,060

		15,849,049

Hotels, Restaurants & Leisure (3.9%)
AFC Enterprises, Inc.*	19,000	235,600
Ambassadors Group, Inc.	16,227	184,014
Ameristar Casinos, Inc.	16,200	282,690
Biglari Holdings, Inc.*	870	285,925
BJ’s Restaurants, Inc.*	15,200	428,032
Bob Evans Farms, Inc.	18,700	524,909
Boyd Gaming Corp.*	34,500	250,125
Buffalo Wild Wings, Inc.*	10,300	493,267
California Pizza Kitchen, Inc.*	14,400	245,664
Caribou Coffee Co., Inc.*	18,900	$196,560
CEC Entertainment, Inc.*	15,400	528,682
Cheesecake Factory, Inc.*	40,500	1,072,035
Chipotle Mexican Grill, Inc.*	50,200	8,634,400
Churchill Downs, Inc.	7,300	260,756
Cracker Barrel Old Country Store, Inc.	15,500	786,780
Denny’s Corp.*	84,812	263,765
DineEquity, Inc.*	11,300	508,274
Domino’s Pizza, Inc.*	28,500	376,770
Einstein Noah Restaurant Group, Inc.*	17,100	181,260
Gaylord Entertainment Co.*	409,390	12,486,395
Interval Leisure Group, Inc.*	26,500	356,955
Isle of Capri Casinos, Inc.*	12,100	86,636
Jack in the Box, Inc.*	38,700	829,728
Krispy Kreme Doughnuts, Inc.*	54,300	248,694
Landry’s Restaurants, Inc.*	8,000	195,920
Life Time Fitness, Inc.*	27,000	1,065,690
Marcus Corp.	17,900	212,115
Monarch Casino & Resort, Inc.*	17,700	198,417
Morgans Hotel Group Co.*	28,000	204,960
Orient-Express Hotels Ltd., Class A*	931,350	10,384,553
P.F. Chang’s China Bistro, Inc.	14,500	669,900
Panera Bread Co., Class A*	92,870	8,229,211
Papa John’s International, Inc.*	12,033	317,431
Peet’s Coffee & Tea, Inc.*	6,600	225,918
Pinnacle Entertainment, Inc.*	39,600	441,540
Red Robin Gourmet Burgers, Inc.*	9,600	188,256
Ruby Tuesday, Inc.*	43,700	518,719
Scientific Games Corp., Class A*	41,600	403,520
Shuffle Master, Inc.*	32,300	271,643
Sonic Corp.*	37,500	303,000
Speedway Motorsports, Inc.	10,300	161,504
Texas Roadhouse, Inc.*	32,100	451,326
Vail Resorts, Inc.*	23,200	870,464

		55,062,003

Household Durables (1.0%)
American Greetings Corp., Class A	26,400	490,776
Beazer Homes USA, Inc.*	39,800	164,374
Blyth, Inc.	3,800	156,712
Brookfield Homes Corp.*	26,100	213,759
Cavco Industries, Inc.*	3,900	140,049
Ethan Allen Interiors, Inc.	14,900	260,154
Furniture Brands International, Inc.*	26,200	140,956
Helen of Troy Ltd.*	19,600	495,684
Hovnanian Enterprises, Inc., Class A*	33,100	130,083
iRobot Corp.*	14,519	269,618
Kid Brands, Inc.*	25,400	218,440
La-Z-Boy, Inc.*	36,000	303,840
Libbey, Inc.*	14,100	185,697
Lifetime Brands, Inc.*	12,300	185,730
M/I Homes, Inc.*	16,000	165,920
Meritage Homes Corp.*	20,100	394,362
National Presto Industries, Inc.	3,578	380,949
Ryland Group, Inc.	24,800	444,416
Sealy Corp.*	62,900	153,476
Standard Pacific Corp.*	77,100	306,087
Tempur-Pedic International, Inc.*	288,570	8,945,670
Universal Electronics, Inc.*	8,600	179,310

		14,326,062

Internet & Catalog Retail (0.7%)
1-800-FLOWERS.COM, Inc., Class A*	33,000	62,370

See Notes to Portfolio of Investments.

EQ ADVISORS TRUST

EQ/ALLIANCEBERNSTEIN SMALL CAP GROWTH PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

September 30, 2010 (Unaudited)

	Number of Shares	Value (Note 1)
Blue Nile, Inc.*	8,700	$387,063
Drugstore.Com, Inc.*	56,800	109,056
Gaiam, Inc., Class A	1,800	12,042
HSN, Inc.*	26,600	795,340
Netflix, Inc.*	42,390	6,873,962
NutriSystem, Inc.	19,800	380,952
Orbitz Worldwide, Inc.*	38,700	243,810
Overstock.com, Inc.*	11,900	187,068
PetMed Express, Inc.	11,200	196,000
Shutterfly, Inc.*	17,400	452,226
U.S. Auto Parts Network, Inc.*	26,600	218,120
Vitacost.com, Inc.*	20,200	121,402

		10,039,411

Leisure Equipment & Products (0.4%)
Arctic Cat, Inc.*	20,500	210,125
Brunswick Corp.	57,300	872,106
Callaway Golf Co.	43,800	306,600
Eastman Kodak Co.*	179,600	754,320
JAKKS Pacific, Inc.*	18,700	329,868
Leapfrog Enterprises, Inc.*	38,800	212,624
Marine Products Corp.*	29,900	183,586
Polaris Industries, Inc.	20,900	1,360,590
Pool Corp.	32,700	656,289
RC2 Corp.*	11,900	249,305
Smith & Wesson Holding Corp.*	74,800	266,288
Steinway Musical Instruments, Inc.*	10,700	184,254
Sturm Ruger & Co., Inc.	12,800	174,592

		5,760,547

Media (2.1%)
Arbitron, Inc.	17,800	497,866
Ascent Media Corp., Class A*	9,400	251,074
Belo Corp., Class A*	57,600	357,120
Cinemark Holdings, Inc.	36,365	585,476
CKX, Inc.*	33,275	163,048
Crown Media Holdings, Inc., Class A*	60,100	143,639
Dex One Corp.*	32,000	392,960
Entercom Communications Corp., Class A*	19,100	150,126
Entravision Communications Corp., Class A*	70,200	139,698
EW Scripps Co., Class A*	23,100	182,028
Fisher Communications, Inc.*	130	2,266
Global Sources Ltd.*	25,400	191,770
Harte-Hanks, Inc.	23,800	277,746
Journal Communications, Inc., Class A*	40,100	180,851
Knology, Inc.*	22,900	307,547
Lamar Advertising Co., Class A*	289,740	9,219,527
LIN TV Corp., Class A*	29,200	129,648
Lions Gate Entertainment Corp.*	43,400	318,990
Live Nation Entertainment, Inc.*	89,225	881,543
Martha Stewart Living Omnimedia, Inc., Class A*	35,100	166,374
McClatchy Co., Class A*	41,900	164,667
Media General, Inc., Class A*	17,300	155,008
Mediacom Communications Corp., Class A*	31,000	204,910
National CineMedia, Inc.	628,630	11,252,477
Playboy Enterprises, Inc., Class B*	34,400	176,816
ReachLocal, Inc.*	12,800	176,384
Rentrak Corp.*	9,100	229,957
Scholastic Corp.	19,500	542,490
Sinclair Broadcast Group, Inc., Class A*	32,800	230,256
SuperMedia, Inc.*	8,200	$86,674
Valassis Communications, Inc.*	30,900	1,047,201
Value Line, Inc.	6,000	83,220
Warner Music Group Corp.*	39,200	176,400
Westwood One, Inc.*	16,800	142,632
World Wrestling Entertainment, Inc., Class A	14,200	197,522

		29,405,911

Multiline Retail (1.0%)
99 Cents Only Stores*	31,000	585,280
Bon-Ton Stores, Inc.*	21,000	213,570
Dillard’s, Inc., Class A	31,100	735,204
Dollar Tree, Inc.*	216,085	10,536,305
Fred’s, Inc., Class A	25,800	304,440
Retail Ventures, Inc.*	23,000	247,480
Saks, Inc.*	91,800	789,480
Tuesday Morning Corp.*	41,700	198,909

		13,610,668

Specialty Retail (5.0%)
America’s Car-Mart, Inc.*	7,300	183,814
AnnTaylor Stores Corp.*	39,200	793,408
Asbury Automotive Group, Inc.*	26,300	370,041
Barnes & Noble, Inc.	24,600	398,766
bebe stores, Inc.	29,600	213,416
Big 5 Sporting Goods Corp.	17,350	232,837
Brown Shoe Co., Inc.	27,000	309,690
Buckle, Inc.	17,100	453,834
Build-A-Bear Workshop, Inc.*	2,900	17,545
Cabela’s, Inc.*	25,500	483,990
CarMax, Inc.*	393,130	10,952,602
Casual Male Retail Group, Inc.*	53,700	219,096
Cato Corp., Class A	17,800	476,328
Charming Shoppes, Inc.*	74,241	261,328
Children’s Place Retail Stores, Inc.*	18,345	894,686
Christopher & Banks Corp.	26,600	210,406
Citi Trends, Inc.*	8,400	203,364
Coldwater Creek, Inc.*	36,927	194,605
Collective Brands, Inc.*	46,800	755,352
Destination Maternity Corp.*	7,500	246,900
Dick’s Sporting Goods, Inc.*	345,180	9,678,847
Dress Barn, Inc.*	39,895	947,506
DSW, Inc., Class A*	8,600	246,820
Express, Inc.*	11,400	173,394
Finish Line, Inc., Class A	32,500	452,075
Genesco, Inc.*	12,900	385,452
Group 1 Automotive, Inc.*	13,700	409,356
Gymboree Corp.*	18,578	771,730
Haverty Furniture Cos., Inc.	12,400	135,284
hhgregg, Inc.*	8,900	220,364
Hibbett Sports, Inc.*	19,248	480,238
HOT Topic, Inc.	28,800	172,512
J. Crew Group, Inc.*	170,740	5,740,279
Jo-Ann Stores, Inc.*	16,500	735,075
Jos. A. Bank Clothiers, Inc.*	17,100	728,631
Kirkland’s, Inc.*	11,100	153,846
Lithia Motors, Inc., Class A	17,900	171,661
Lumber Liquidators Holdings, Inc.*	12,300	302,211
MarineMax, Inc.*	26,200	184,448
Men’s Wearhouse, Inc.	34,900	830,271
Monro Muffler Brake, Inc.	13,300	613,263
OfficeMax, Inc.*	51,100	668,899
Pacific Sunwear of California, Inc.*	49,500	258,885
Penske Automotive Group, Inc.*	28,300	373,560
PEP Boys-Manny, Moe & Jack	31,700	335,386

See Notes to Portfolio of Investments.

EQ ADVISORS TRUST

EQ/ALLIANCEBERNSTEIN SMALL CAP GROWTH PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

September 30, 2010 (Unaudited)

	Number of Shares	Value (Note 1)
Pier 1 Imports, Inc.*	90,700	$742,833
Rent-A-Center, Inc.	44,000	984,720
Rue21, Inc.*	9,400	242,614
Sally Beauty Holdings, Inc.*	59,000	660,800
Select Comfort Corp.*	34,900	236,622
Shoe Carnival, Inc.*	9,300	188,046
Sonic Automotive, Inc., Class A*	16,900	166,127
Stage Stores, Inc.	18,900	245,700
Stein Mart, Inc.*	18,500	163,355
Systemax, Inc.	10,200	125,256
Talbots, Inc.*	44,895	588,125
Tractor Supply Co.	265,120	10,514,659
Ulta Salon Cosmetics & Fragrance, Inc.*	380,320	11,105,344
Vitamin Shoppe, Inc.*	9,100	249,795
West Marine, Inc.*	16,900	171,704
Wet Seal, Inc., Class A*	43,400	147,126
Winmark Corp.	5,600	187,264
Zumiez, Inc.*	16,356	346,093

		70,108,184

Textiles, Apparel & Luxury Goods (1.0%)
American Apparel, Inc.*	32,700	40,221
Carter’s, Inc.*	36,800	968,944
Cherokee, Inc.	10,800	196,992
Columbia Sportswear Co.	8,000	467,520
Crocs, Inc.*	53,300	693,433
Deckers Outdoor Corp.*	26,400	1,318,944
G-III Apparel Group Ltd.*	9,900	310,662
Iconix Brand Group, Inc.*	46,000	805,000
Jones Apparel Group, Inc.	57,200	1,123,408
Kenneth Cole Productions, Inc., Class A*	14,600	243,382
K-Swiss, Inc., Class A*	17,700	225,675
Liz Claiborne, Inc.*	63,700	387,296
Maidenform Brands, Inc.*	12,300	354,855
Movado Group, Inc.*	11,400	124,032
Oxford Industries, Inc.	8,000	190,240
Perry Ellis International, Inc.*	10,500	229,425
Quiksilver, Inc.*	97,100	379,661
Skechers U.S.A., Inc., Class A*	21,500	505,035
Steven Madden Ltd.*	17,250	708,285
Timberland Co., Class A*	26,419	523,360
True Religion Apparel, Inc.*	13,700	292,358
Under Armour, Inc., Class A*	22,800	1,026,912
Unifi, Inc.*	31,300	141,163
Volcom, Inc.*	13,100	250,472
Warnaco Group, Inc.*	29,700	1,518,561
Weyco Group, Inc.	7,300	176,806
Wolverine World Wide, Inc.	34,600	1,003,746

		14,206,388

Total Consumer Discretionary		244,494,596

Consumer Staples (2.1%)
Beverages (0.0%)
Boston Beer Co., Inc., Class A*	4,700	314,289
Coca-Cola Bottling Co. Consolidated	2,800	148,204
Heckmann Corp.*	53,600	209,040
National Beverage Corp.	12,800	179,200

		850,733

Food & Staples Retailing (0.5%)
Andersons, Inc.	11,800	447,220
Arden Group, Inc., Class A	3,222	265,815
Casey’s General Stores, Inc.	25,550	1,066,712
Great Atlantic & Pacific Tea Co., Inc.*	84,400	334,224
Ingles Markets, Inc., Class A	8,500	$141,185
Nash Finch Co.	8,600	365,844
Pantry, Inc.*	15,000	361,650
Pricesmart, Inc.	7,200	209,736
Rite Aid Corp.*	356,300	335,991
Ruddick Corp.	27,000	936,360
Spartan Stores, Inc.	10,300	149,350
Susser Holdings Corp.*	15,900	222,600
United Natural Foods, Inc.*	28,700	951,118
Village Super Market, Inc., Class A	7,400	206,756
Weis Markets, Inc.	7,400	289,562
Winn-Dixie Stores, Inc.*	33,700	240,281

		6,524,404

Food Products (1.2%)
Alico, Inc.	8,700	202,188
B&G Foods, Inc.	30,200	329,784
Calavo Growers, Inc.	7,600	164,768
Cal-Maine Foods, Inc.	9,100	263,718
Chiquita Brands International, Inc.*	28,100	372,044
Darling International, Inc.*	53,300	454,116
Diamond Foods, Inc.	13,900	569,761
Dole Food Co., Inc.*	23,177	212,070
Farmer Bros Co.	6,932	110,912
Fresh Del Monte Produce, Inc.*	24,600	533,820
Green Mountain Coffee Roasters, Inc.*	273,050	8,516,430
Hain Celestial Group, Inc.*	27,243	653,287
Imperial Sugar Co.	11,200	146,496
J&J Snack Foods Corp.	9,000	377,370
John B. Sanfilippo & Son, Inc.*	12,500	165,000
Lancaster Colony Corp.	13,000	617,500
Lance, Inc.	16,400	349,320
Lifeway Foods, Inc.*	11,200	117,824
Limoneira Co.	7,900	159,106
Pilgrim’s Pride Corp.*	31,100	174,782
Sanderson Farms, Inc.	13,600	588,744
Seneca Foods Corp., Class A*	6,000	157,140
Smart Balance, Inc.*	40,700	157,916
Synutra International, Inc.*	11,500	132,825
Tootsie Roll Industries, Inc.	15,589	387,854
TreeHouse Foods, Inc.*	22,300	1,028,030

		16,942,805

Household Products (0.1%)
Cellu Tissue Holdings, Inc.*	22,500	268,425
Central Garden & Pet Co., Class A*	34,800	360,528
Spectrum Brands Holdings, Inc.*	11,600	315,288
WD-40 Co.	10,700	406,814

		1,351,055

Personal Products (0.2%)
Elizabeth Arden, Inc.*	13,200	263,868
Inter Parfums, Inc.	14,300	251,537
Medifast, Inc.*	8,200	222,466
Nu Skin Enterprises, Inc., Class A	31,300	901,440
Prestige Brands Holdings, Inc.*	22,000	217,580
Revlon, Inc., Class A*	12,300	155,226
Schiff Nutrition International, Inc.	14,300	117,260
USANA Health Sciences, Inc.*	5,200	209,872

		2,339,249

Tobacco (0.1%)
Alliance One International, Inc.*	41,900	173,885
Star Scientific, Inc.*	164,600	345,660
Universal Corp.	17,400	697,566

See Notes to Portfolio of Investments.

EQ ADVISORS TRUST

EQ/ALLIANCEBERNSTEIN SMALL CAP GROWTH PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

September 30, 2010 (Unaudited)

	Number of Shares	Value (Note 1)
Vector Group Ltd	29,384	$549,485

		1,766,596

Total Consumer Staples		29,774,842

Energy (5.2%)
Energy Equipment & Services (2.4%)
Allis-Chalmers Energy, Inc.*	34,011	141,826
Basic Energy Services, Inc.*	19,500	166,140
Bristow Group, Inc.*	23,001	829,876
Cal Dive International, Inc.*	60,200	329,294
CARBO Ceramics, Inc.	11,900	963,900
Complete Production Services, Inc.* .	390,640	7,988,588
Dawson Geophysical Co.*	6,300	167,895
Dril-Quip, Inc.*	137,560	8,543,852
Global Geophysical Services, Inc.*	21,500	156,735
Global Industries Ltd.*	66,800	365,396
Gulf Island Fabrication, Inc.	8,000	145,600
Gulfmark Offshore, Inc., Class A*	14,200	436,224
Helix Energy Solutions Group, Inc.*	66,800	744,152
Hercules Offshore, Inc.*	58,900	156,085
Hornbeck Offshore Services, Inc.*	15,200	296,248
ION Geophysical Corp.*	81,200	417,368
Key Energy Services, Inc.*	82,700	786,477
Lufkin Industries, Inc.	18,400	807,760
Matrix Service Co.*	15,100	132,125
Natural Gas Services Group, Inc.*	9,600	141,792
Newpark Resources, Inc.*	56,300	472,920
Oceaneering International, Inc.*	132,140	7,117,060
OYO Geospace Corp.*	4,000	231,520
Parker Drilling Co.*	77,700	337,995
PHI, Inc.*	10,200	165,036
Pioneer Drilling Co.*	26,000	165,880
RPC, Inc.	19,800	418,968
T-3 Energy Services, Inc.*	9,100	237,965
Tesco Corp.*	19,300	232,179
TETRA Technologies, Inc.*	50,400	514,080
Union Drilling, Inc.*	15,800	70,784
Vantage Drilling Co.*	102,100	163,360
Willbros Group, Inc.*	25,200	231,084

		34,076,164

Oil, Gas & Consumable Fuels (2.8%)
Abraxas Petroleum Corp.*	65,200	185,168
Alon USA Energy, Inc.	34,700	187,380
American Oil & Gas, Inc.*	32,100	260,010
Apco Oil and Gas International, Inc.	11,191	387,321
Approach Resources, Inc.*	11,600	129,688
ATP Oil & Gas Corp.*	25,300	345,345
Berry Petroleum Co., Class A	32,500	1,031,225
Bill Barrett Corp.*	29,400	1,058,400
BPZ Resources, Inc.*	59,700	228,651
Brigham Exploration Co.*	73,900	1,385,625
Cabot Oil & Gas Corp.	210,640	6,342,370
CAMAC Energy, Inc.*	46,000	146,740
Carrizo Oil & Gas, Inc.*	17,900	428,526
Cheniere Energy, Inc.*	33,500	84,420
Clayton Williams Energy, Inc.*	5,300	268,127
Clean Energy Fuels Corp.*	21,500	305,515
Cloud Peak Energy, Inc.*	19,606	357,810
Contango Oil & Gas Co.*	7,207	361,503
Crosstex Energy, Inc.*	42,000	331,800
CVR Energy, Inc.*	14,500	119,625
Delek U.S. Holdings, Inc.	43,500	311,460
Delta Petroleum Corp.*	326,600	256,904
DHT Holdings, Inc.	70,400	290,752
Endeavour International Corp.*	133,700	172,473
Energy Partners Ltd.*	18,500	222,185
Energy XXI Bermuda Ltd.*	32,400	748,764
FX Energy, Inc.*	51,600	213,624
Gastar Exploration Ltd.*	49,500	198,990
General Maritime Corp.	52,684	258,678
GeoResources, Inc.*	12,700	201,930
GMX Resources, Inc.*	20,400	99,144
Golar LNG Ltd.	22,100	276,692
Goodrich Petroleum Corp.*	14,800	215,636
Green Plains Renewable Energy, Inc.*	14,500	175,595
Gulfport Energy Corp.*	21,300	294,792
Hallador Energy Co.	16,800	195,384
Harvest Natural Resources, Inc.*	23,900	249,038
Houston American Energy Corp.	14,800	148,000
International Coal Group, Inc.*	83,200	442,624
James River Coal Co.*	14,300	250,679
Knightsbridge Tankers Ltd.	10,800	204,120
Kodiak Oil & Gas Corp.*	76,200	258,318
L&L Energy, Inc.*	18,800	150,776
Magnum Hunter Resources Corp.*	42,400	175,536
McMoRan Exploration Co.*	55,800	960,318
Nordic American Tanker Shipping Ltd.	31,000	829,560
Northern Oil and Gas, Inc.*	26,400	447,216
Oasis Petroleum, Inc.*	32,600	631,462
Overseas Shipholding Group, Inc.	16,300	559,416
Panhandle Oil and Gas, Inc., Class A	5,800	143,202
Patriot Coal Corp.*	49,900	569,359
Penn Virginia Corp.	27,500	441,100
Petroleum Development Corp.*	12,900	356,040
PetroQuest Energy, Inc.*	38,600	235,074
Rentech, Inc.*	190,700	188,030
Resolute Energy Corp.*	24,300	268,758
REX American Resources Corp.*	13,400	194,166
Rex Energy Corp.*	27,200	348,160
Rosetta Resources, Inc.*	33,400	784,566
Scorpio Tankers, Inc.*	17,000	191,930
Ship Finance International Ltd.	27,200	528,496
SM Energy Co.	184,770	6,921,484
Stone Energy Corp.*	32,600	480,198
Swift Energy Co.*	23,800	668,304
Teekay Tankers Ltd., Class A	19,500	253,695
TransAtlantic Petroleum Ltd.*	94,100	278,536
Uranium Energy Corp.*	62,700	205,656
USEC, Inc.*	71,800	372,642
VAALCO Energy, Inc.*	27,900	160,146
Venoco, Inc.*	15,900	312,117
W&T Offshore, Inc.	22,700	240,620
Warren Resources, Inc.*	62,500	248,125
Western Refining, Inc.*	50,200	263,048
World Fuel Services Corp.	37,800	983,178

		39,021,945

Total Energy		73,098,109

Financials (13.4%)
Capital Markets (3.9%)
Affiliated Managers Group, Inc.*	92,380	7,206,564
American Capital Ltd.*	214,838	1,248,209
Apollo Investment Corp.	125,790	1,286,832
Arlington Asset Investment Corp., Class A	10,000	233,100
Artio Global Investors, Inc.	17,836	272,891
BGC Partners, Inc., Class A	29,440	175,757
BlackRock Kelso Capital Corp.	36,260	416,990

See Notes to Portfolio of Investments.

EQ ADVISORS TRUST

EQ/ALLIANCEBERNSTEIN SMALL CAP GROWTH PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

September 30, 2010 (Unaudited)

	Number of Shares	Value (Note 1)
Calamos Asset Management, Inc., Class A	14,700	$169,050
Capital Southwest Corp.	2,507	227,636
Cohen & Steers, Inc.	10,866	235,792
Cowen Group, Inc., Class A*	53,870	177,232
Diamond Hill Investment Group, Inc.	1,900	138,700
Duff & Phelps Corp., Class A	17,450	235,051
Epoch Holding Corp.	24,880	320,454
Evercore Partners, Inc., Class A	10,100	288,961
FBR Capital Markets Corp.*	48,000	150,720
Fifth Street Finance Corp.	36,450	406,053
Financial Engines, Inc.*	12,600	167,328
GAMCO Investors, Inc., Class A	4,530	174,541
GFI Group, Inc.	42,981	199,432
Gladstone Capital Corp.	14,300	161,161
Gladstone Investment Corp.	14,040	94,068
Gleacher & Co., Inc.*	89,770	144,530
Golub Capital BDC, Inc.	13,300	203,490
Greenhill & Co., Inc.	107,920	8,560,214
Harris & Harris Group, Inc.*	19,620	83,777
Hercules Technology Growth Capital, Inc.	24,307	245,744
HFF, Inc., Class A*	24,300	225,504
International Assets Holding Corp.*	9,500	171,950
Investment Technology Group, Inc.*	27,900	396,738
JMP Group, Inc.	9,300	56,730
KBW, Inc.	303,901	7,779,866
Knight Capital Group, Inc., Class A*	62,004	768,229
LaBranche & Co., Inc.*	27,310	106,509
Ladenburg Thalmann Financial Services, Inc.*	128,800	131,376
Lazard Ltd., Class A	231,970	8,137,508
Main Street Capital Corp.	19,030	302,387
MCG Capital Corp.	41,570	242,769
MF Global Holdings Ltd.*	64,800	466,560
MVC Capital, Inc.	13,400	173,798
NGP Capital Resources Co.	12,453	112,824
Oppenheimer Holdings, Inc., Class A	7,900	220,805
optionsXpress Holdings, Inc.*	26,900	413,184
PennantPark Investment Corp.	21,245	225,409
Penson Worldwide, Inc.*	16,500	82,005
Piper Jaffray Cos., Inc.*	11,800	343,734
Prospect Capital Corp.	41,061	398,702
Pzena Investment Management, Inc., Class A	27,600	189,612
Safeguard Scientifics, Inc.*	12,930	162,013
Sanders Morris Harris Group, Inc.	18,000	101,880
Solar Capital Ltd.	12,460	267,267
Stifel Financial Corp.*	190,796	8,831,947
SWS Group, Inc.	17,680	126,766
TICC Capital Corp.	16,910	175,018
TradeStation Group, Inc.*	20,900	137,522
Triangle Capital Corp.	6,700	107,066
Virtus Investment Partners, Inc.*	3,495	105,759
Westwood Holdings Group, Inc.	3,560	120,435

		54,306,149

Commercial Banks (3.2%)
1st Source Corp.	9,550	165,788
1st United Bancorp, Inc.*	23,400	150,462
Alliance Financial Corp./New York	2,610	78,900
American National Bankshares, Inc.	3,880	85,127
Ameris Bancorp*	30,582	285,942
Ames National Corp.	13,560	270,386
Arrow Financial Corp.	6,365	159,644
BancFirst Corp.	3,400	137,564
Banco Latinoamericano de Comercio Exterior S.A., Class E	17,420	$251,719
Bancorp Rhode Island, Inc.	2,300	64,239
Bancorp, Inc./Delaware*	12,710	85,030
Bank of Marin Bancorp/California	3,290	106,070
Bank of the Ozarks, Inc.	8,280	307,105
Boston Private Financial Holdings, Inc.	43,110	281,939
Bridge Bancorp, Inc.	5,500	137,445
Bryn Mawr Bank Corp.	16,600	285,852
Camden National Corp.	4,850	168,052
Capital City Bank Group, Inc.	9,000	109,260
Cardinal Financial Corp.	18,250	175,383
Cathay General Bancorp	50,401	599,268
Center Financial Corp.*	36,400	185,276
Centerstate Banks, Inc.	15,600	133,848
Chemical Financial Corp.	15,100	311,664
Citizens & Northern Corp.	7,700	100,100
Citizens Republic Bancorp, Inc.*	250,840	226,032
City Holding Co.	10,500	322,035
CNB Financial Corp./Pennsylvania	5,490	75,488
CoBiz Financial, Inc.	39,545	219,870
Columbia Banking System, Inc.	24,900	489,285
Community Bank System, Inc.	20,816	478,976
Community Trust Bancorp, Inc.	10,100	273,609
CVB Financial Corp.	54,800	411,548
Danvers Bancorp, Inc.	13,870	212,627
Eagle Bancorp, Inc.*	9,620	110,438
Enterprise Financial Services Corp.	7,230	67,239
F.N.B. Corp./Pennsylvania	73,500	629,160
Financial Institutions, Inc.	7,100	125,386
First Bancorp, Inc./Maine	5,540	76,618
First Bancorp/North Carolina	13,049	177,727
First Bancorp/Puerto Rico*	53,800	15,064
First Busey Corp.	30,580	139,139
First Commonwealth Financial Corp.	60,100	327,545
First Community Bancshares, Inc./Virginia	9,400	121,260
First Financial Bancorp	36,760	613,157
First Financial Bankshares, Inc.	13,500	634,365
First Financial Corp./Indiana	7,900	233,050
First Interstate Bancsystem, Inc.	12,300	165,558
First Merchants Corp.	18,600	141,918
First Midwest Bancorp, Inc./Illinois	47,300	545,369
First of Long Island Corp.	10,300	257,294
First South Bancorp, Inc./North Carolina	5,180	51,386
FirstMerit Corp.	67,940	1,244,661
German American Bancorp, Inc.	9,600	164,736
Glacier Bancorp, Inc.	45,730	667,658
Great Southern Bancorp, Inc.	7,500	163,275
Green Bankshares, Inc.*	15,100	102,529
Hancock Holding Co.	18,000	541,260
Hanmi Financial Corp.*	141,100	180,608
Heartland Financial USA, Inc.	8,390	129,122
Heritage Financial Corp./Washington*	18,440	258,160
Home Bancorp, Inc.*	5,680	75,998
Home Bancshares, Inc./Arkansas	12,247	248,859
Hudson Valley Holding Corp.	8,000	156,160
IBERIABANK Corp.	116,278	5,811,574
Independent Bank Corp./Massachusetts	13,600	306,272
International Bancshares Corp.	33,400	564,126
Investors Bancorp, Inc.*	32,200	381,248
Lakeland Bancorp, Inc.	32,600	274,818

See Notes to Portfolio of Investments.

EQ ADVISORS TRUST

EQ/ALLIANCEBERNSTEIN SMALL CAP GROWTH PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

September 30, 2010 (Unaudited)

	Number of Shares	Value (Note 1)
Lakeland Financial Corp.	10,070	$187,906
MainSource Financial Group, Inc.	10,800	82,512
MB Financial, Inc.	31,700	514,174
Merchants Bancshares, Inc.	3,050	76,067
Metro Bancorp, Inc.*	20,050	208,320
Nara Bancorp, Inc.*	20,100	141,906
National Bankshares, Inc./Virginia	5,800	149,640
National Penn Bancshares, Inc.	80,100	500,625
NBT Bancorp, Inc.	22,900	505,403
Northfield Bancorp, Inc./New Jersey	13,300	143,906
Old National Bancorp/Indiana	55,300	580,650
OmniAmerican Bancorp, Inc.*	7,550	85,089
Oriental Financial Group, Inc.	33,400	444,220
Orrstown Financial Services, Inc.	11,800	273,288
Pacific Continental Corp.	16,800	152,040
PacWest Bancorp	18,400	350,704
Park National Corp.	7,450	477,098
Peapack-Gladstone Financial Corp.	5,545	65,320
Penns Woods Bancorp, Inc.	2,440	80,642
Peoples Bancorp, Inc./Ohio	18,500	228,845
Pinnacle Financial Partners, Inc.*	21,281	195,572
PrivateBancorp, Inc.	34,018	387,465
Prosperity Bancshares, Inc.	29,150	946,500
Renasant Corp.	13,400	203,814
Republic Bancorp, Inc./Kentucky, Class A	6,400	135,232
S&T Bancorp, Inc.	14,961	260,621
Sandy Spring Bancorp, Inc.	15,310	237,305
SCBT Financial Corp.	8,200	255,758
Sierra Bancorp	6,500	80,275
Signature Bank/New York*	26,500	1,029,260
Simmons First National Corp., Class A	10,620	300,227
Southside Bancshares, Inc.	8,768	165,628
Southwest Bancorp, Inc./Oklahoma	24,000	311,280
State Bancorp, Inc./New York	28,600	256,828
StellarOne Corp.	14,440	183,677
Sterling Bancorp/New York	17,000	147,730
Sterling Bancshares, Inc./Texas	65,220	350,231
Suffolk Bancorp	6,100	154,452
Susquehanna Bancshares, Inc.	83,203	702,233
SVB Financial Group*	26,527	1,122,623
SY Bancorp, Inc.	6,300	156,366
Taylor Capital Group, Inc.*	13,900	159,433
Texas Capital Bancshares, Inc.*	22,650	391,165
Tompkins Financial Corp.	6,051	239,983
Tower Bancorp, Inc.	11,330	229,659
TowneBank/Virginia	14,790	221,258
Trico Bancshares	8,850	136,025
Trustmark Corp.	40,480	880,035
UMB Financial Corp.	20,400	724,404
Umpqua Holdings Corp.	72,490	822,037
Union First Market Bankshares Corp.	16,450	214,837
United Bankshares, Inc.	24,280	604,329
United Community Banks, Inc./Georgia*	51,992	116,462
Univest Corp. of Pennsylvania	10,447	182,405
Virginia Commerce Bancorp, Inc.*	27,800	135,108
Washington Banking Co.	9,730	134,858
Washington Trust Bancorp, Inc.	10,300	196,936
Webster Financial Corp.	43,400	762,104
WesBanco, Inc.	16,600	271,244
West Bancorp, Inc.*	9,900	62,370
West Coast Bancorp/Oregon*	66,400	151,392
Westamerica Bancorp	19,100	1,040,759
Western Alliance Bancorp*	44,400	$297,480
Whitney Holding Corp./Louisiana	61,700	504,089
Wilshire Bancorp, Inc.	16,500	107,910
Wintrust Financial Corp.	19,170	621,300

		45,087,284

Consumer Finance (0.3%)
Advance America Cash Advance Centers, Inc.	29,170	117,555
Cardtronics, Inc.*	17,200	265,396
Cash America International, Inc.	19,200	672,000
CompuCredit Holdings Corp.	43,400	209,188
Credit Acceptance Corp.*	5,000	302,800
Dollar Financial Corp.*	15,100	315,137
EZCORP, Inc., Class A*	30,300	607,212
First Cash Financial Services, Inc.*	19,900	552,225
First Marblehead Corp.*	127,370	298,046
Nelnet, Inc., Class A	16,850	385,528
Student Loan Corp.	7,300	216,810
World Acceptance Corp.*	10,320	455,731

		4,397,628

Diversified Financial Services (0.2%)
Asset Acceptance Capital Corp.*	9,500	51,015
Compass Diversified Holdings	20,050	324,008
Encore Capital Group, Inc.*	8,450	152,269
Life Partners Holdings, Inc.	14,170	269,655
MarketAxess Holdings, Inc.	20,100	341,298
Medallion Financial Corp.	15,894	123,814
NewStar Financial, Inc.*	17,600	130,416
PHH Corp.*	36,400	766,584
PICO Holdings, Inc.*	14,400	429,984
Portfolio Recovery Associates, Inc.* .	10,780	696,927
Primus Guaranty Ltd.*	47,900	218,424

		3,504,394

Insurance (1.5%)
Alterra Capital Holdings Ltd.	61,600	1,227,072
Ambac Financial Group, Inc.*	217,700	120,824
American Equity Investment Life Holding Co.	36,980	378,675
American Physicians Capital, Inc.	5,200	215,592
American Physicians Service Group, Inc.	4,050	131,017
American Safety Insurance Holdings Ltd.*	7,900	129,086
AMERISAFE, Inc.*	11,990	225,172
Amtrust Financial Services, Inc.	14,800	214,896
Argo Group International Holdings Ltd.	19,900	691,326
Baldwin & Lyons, Inc., Class B	6,487	165,094
Citizens, Inc./Texas*	17,600	121,264
CNA Surety Corp.*	10,690	191,565
CNO Financial Group, Inc.*	161,400	894,156
Crawford & Co., Class B*	60,900	147,987
Delphi Financial Group, Inc., Class A	28,405	709,841
Donegal Group, Inc., Class A	11,200	146,384
eHealth, Inc.*	16,600	214,472
EMC Insurance Group, Inc.	11,712	249,700
Employers Holdings, Inc.	30,900	487,293
Enstar Group, Ltd.*	4,450	323,070
FBL Financial Group, Inc., Class A	8,200	213,036
First American Financial Corp.	66,400	992,016
First Mercury Financial Corp.	10,000	100,800
Flagstone Reinsurance Holdings S.A.	33,774	358,342
FPIC Insurance Group, Inc.*	5,700	200,013
Gerova Financial Group Ltd.*	51,600	278,640

See Notes to Portfolio of Investments.

EQ ADVISORS TRUST

EQ/ALLIANCEBERNSTEIN SMALL CAP GROWTH PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

September 30, 2010 (Unaudited)

	Number of Shares	Value (Note 1)
Global Indemnity plc*	11,550	$185,378
Greenlight Capital Reinsurance Ltd., Class A*	16,866	421,987
Hallmark Financial Services*	18,200	159,068
Harleysville Group, Inc.	8,800	288,552
Hilltop Holdings, Inc.*	24,641	236,061
Horace Mann Educators Corp.	24,910	442,900
Infinity Property & Casualty Corp.	9,300	453,561
Kansas City Life Insurance Co.	9,090	283,517
Maiden Holdings Ltd.	31,730	241,465
Meadowbrook Insurance Group, Inc.	38,500	345,345
Montpelier Reinsurance Holdings Ltd.	45,200	782,864
National Financial Partners Corp.*	26,165	331,511
National Interstate Corp.	13,380	291,283
National Western Life Insurance Co., Class A	1,430	201,172
Navigators Group, Inc.*	7,600	339,188
NYMAGIC, Inc.	9,400	241,298
Phoenix Cos., Inc.*	69,800	146,580
Platinum Underwriters Holdings Ltd.	28,380	1,235,098
PMA Capital Corp., Class A*	22,200	167,388
Presidential Life Corp.	13,900	136,220
Primerica, Inc.	15,400	313,236
ProAssurance Corp.*	20,600	1,186,354
RLI Corp.	12,000	679,440
Safety Insurance Group, Inc.	8,350	350,867
SeaBright Holdings, Inc.	13,790	111,147
Selective Insurance Group, Inc.	33,590	547,181
State Auto Financial Corp.	9,100	138,411
Stewart Information Services Corp.	18,800	212,816
Tower Group, Inc.	27,126	633,392
United Fire & Casualty Co.	14,600	309,666
Universal Insurance Holdings, Inc.	44,300	198,907

		20,739,186

Real Estate Investment Trusts (REITs) (3.4%)
Acadia Realty Trust (REIT)	25,986	493,734
Agree Realty Corp. (REIT)	7,178	181,245
Alexander’s, Inc. (REIT)	1,300	410,514
American Campus Communities, Inc. (REIT)	44,121	1,343,043
American Capital Agency Corp. (REIT)	20,916	555,738
Anworth Mortgage Asset Corp. (REIT)	72,100	514,073
Apollo Commercial Real Estate Finance, Inc. (REIT)	19,160	307,901
Ashford Hospitality Trust, Inc. (REIT)*	28,450	257,473
Associated Estates Realty Corp. (REIT)	20,800	290,784
BioMed Realty Trust, Inc. (REIT)	72,100	1,292,032
CapLease, Inc. (REIT)	32,770	183,184
Capstead Mortgage Corp. (REIT)	44,010	478,389
CBL & Associates Properties, Inc. (REIT)	87,660	1,144,840
Cedar Shopping Centers, Inc. (REIT)	28,700	174,496
Chesapeake Lodging Trust (REIT)	16,970	277,629
Cogdell Spencer, Inc. (REIT)	19,070	120,522
Colonial Properties Trust (REIT)	42,000	679,980
Colony Financial, Inc. (REIT)	9,234	170,644
Cousins Properties, Inc. (REIT)	47,806	341,335
CreXus Investment Corp. (REIT)	8,640	103,939
Cypress Sharpridge Investments, Inc. (REIT)	12,100	161,535
DCT Industrial Trust, Inc. (REIT)	130,300	$624,137
DiamondRock Hospitality Co. (REIT)*	98,608	935,790
DuPont Fabros Technology, Inc. (REIT)	24,330	611,900
Dynex Capital, Inc. (REIT)	27,130	292,461
EastGroup Properties, Inc. (REIT)	16,900	631,722
Education Realty Trust, Inc. (REIT)	36,600	261,690
Entertainment Properties Trust (REIT)	29,378	1,268,542
Equity Lifestyle Properties, Inc. (REIT)	16,300	888,024
Equity One, Inc. (REIT)	23,700	400,056
Excel Trust, Inc. (REIT)	14,300	161,161
Extra Space Storage, Inc. (REIT)	54,930	881,077
FelCor Lodging Trust, Inc. (REIT)*	64,940	298,724
First Industrial Realty Trust, Inc. (REIT)*	36,300	184,041
First Potomac Realty Trust (REIT)	24,057	360,855
Franklin Street Properties Corp. (REIT)	42,300	525,366
Getty Realty Corp. (REIT)	11,120	298,350
Gladstone Commercial Corp. (REIT)	5,450	93,522
Glimcher Realty Trust (REIT)	57,630	354,424
Government Properties Income Trust (REIT)	18,650	497,955
Hatteras Financial Corp. (REIT)	24,200	688,974
Healthcare Realty Trust, Inc. (REIT)	38,900	909,871
Hersha Hospitality Trust (REIT)	76,989	398,803
Highwoods Properties, Inc. (REIT)	48,040	1,559,859
Home Properties, Inc. (REIT)	25,240	1,335,196
Inland Real Estate Corp. (REIT)	47,500	394,725
Invesco Mortgage Capital, Inc. (REIT)	16,280	350,346
Investors Real Estate Trust (REIT)	46,300	387,994
iStar Financial, Inc. (REIT)*	66,700	204,102
Kilroy Realty Corp. (REIT)	36,400	1,206,296
Kite Realty Group Trust (REIT)	29,430	130,669
LaSalle Hotel Properties (REIT)	44,350	1,037,347
Lexington Realty Trust (REIT)	63,545	454,982
LTC Properties, Inc. (REIT)	15,000	382,800
Medical Properties Trust, Inc. (REIT)	70,618	716,067
MFA Financial, Inc. (REIT)	178,290	1,360,353
Mid-America Apartment Communities, Inc. (REIT)	22,250	1,296,730
Mission West Properties, Inc. (REIT)	18,245	123,701
Monmouth Real Estate Investment Corp. (REIT), Class A	13,860	108,385
National Health Investors, Inc. (REIT)	17,400	766,644
National Retail Properties, Inc. (REIT)	55,750	1,399,883
Newcastle Investment Corp. (REIT)*	67,000	207,700
NorthStar Realty Finance Corp. (REIT)	42,180	157,753
Omega Healthcare Investors, Inc. (REIT)	61,430	1,379,103
One Liberty Properties, Inc. (REIT)	11,800	187,738
Parkway Properties, Inc./Maryland (REIT)	14,169	209,701
Pebblebrook Hotel Trust (REIT)*	22,928	412,933
Pennsylvania Real Estate Investment Trust (REIT)	31,600	374,776
Pennymac Mortgage Investment Trust (REIT)	9,300	166,377

See Notes to Portfolio of Investments.

EQ ADVISORS TRUST

EQ/ALLIANCEBERNSTEIN SMALL CAP GROWTH PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

September 30, 2010 (Unaudited)

	Number of Shares	Value (Note 1)
Post Properties, Inc. (REIT)	30,800	$859,936
Potlatch Corp. (REIT)	26,100	887,400
PS Business Parks, Inc. (REIT)	11,400	644,898
RAIT Financial Trust (REIT)*	63,100	104,115
Ramco-Gershenson Properties Trust (REIT)	18,200	194,922
Redwood Trust, Inc. (REIT)	51,900	750,474
Resource Capital Corp. (REIT)	20,650	131,128
Retail Opportunity Investments Corp. (REIT)	26,700	255,519
Saul Centers, Inc. (REIT)	4,450	186,677
Sovran Self Storage, Inc. (REIT)	17,400	659,460
Strategic Hotels & Resorts, Inc. (REIT)*	94,972	402,681
Sun Communities, Inc. (REIT)	10,700	328,490
Sunstone Hotel Investors, Inc. (REIT)*	62,263	564,725
Tanger Factory Outlet Centers (REIT)	25,600	1,206,784
Terreno Realty Corp. (REIT)*	5,560	101,303
Two Harbors Investment Corp. (REIT)	22,200	200,244
Universal Health Realty Income Trust (REIT)	7,050	242,590
Urstadt Biddle Properties, Inc. (REIT), Class A	12,970	234,498
U-Store-It Trust (REIT)	62,550	522,293
Walter Investment Management Corp. (REIT)	14,640	256,054
Washington Real Estate Investment Trust (REIT)	40,800	1,294,584
Winthrop Realty Trust (REIT)	9,550	118,038

		47,509,448

Real Estate Management & Development (0.1%)
Avatar Holdings, Inc.*	14,960	285,437
Consolidated-Tomoka Land Co.	9,300	265,143
Forestar Group, Inc.*	24,000	409,200
Kennedy-Wilson Holdings, Inc.*	17,600	186,560
Tejon Ranch Co.*	7,900	171,193

		1,317,533

Thrifts & Mortgage Finance (0.8%)
Abington Bancorp, Inc.	13,900	146,506
Astoria Financial Corp.	57,300	780,999
Bank Mutual Corp.	31,300	162,447
BankFinancial Corp.	17,900	164,143
Beneficial Mutual Bancorp, Inc.*	20,770	186,307
Berkshire Hills Bancorp, Inc.	9,200	174,432
Brookline Bancorp, Inc.	37,534	374,589
Clifton Savings Bancorp, Inc.	20,500	176,300
Dime Community Bancshares, Inc.	16,700	231,295
Doral Financial Corp.*	70,200	116,532
ESB Financial Corp.	10,100	140,592
ESSA Bancorp, Inc.	13,300	157,472
First Financial Holdings, Inc.	10,110	112,625
Flagstar Bancorp, Inc.*	113,800	207,116
Flushing Financial Corp.	19,150	221,374
Home Federal Bancorp, Inc./Idaho	9,600	116,832
Kearny Financial Corp.	12,250	108,167
Meridian Interstate Bancorp, Inc.*	22,300	235,042
MGIC Investment Corp.*	128,551	1,186,526
NewAlliance Bancshares, Inc.	71,700	904,854
Northwest Bancshares, Inc.	70,770	791,916
OceanFirst Financial Corp.	19,306	236,885
Ocwen Financial Corp.*	47,400	480,636
Oritani Financial Corp.	28,794	$287,364
PMI Group, Inc.*	89,564	328,700
Provident Financial Services, Inc.	36,100	446,196
Provident New York Bancorp	18,900	158,571
Radian Group, Inc.	83,766	655,050
Rockville Financial, Inc.	14,900	171,201
Roma Financial Corp.	16,500	173,745
Territorial Bancorp, Inc.	9,900	166,617
TrustCo Bank Corp. NY	50,000	278,000
United Financial Bancorp, Inc.	11,100	149,961
ViewPoint Financial Group	22,130	204,703
Westfield Financial, Inc.	19,840	154,752
WSFS Financial Corp.	3,900	146,289

		10,734,736

Total Financials		187,596,358

Health Care (15.4%)
Biotechnology (3.9%)
Acorda Therapeutics, Inc.*	23,600	779,272
Affymax, Inc.*	11,200	66,640
Alexion Pharmaceuticals, Inc.*	113,340	7,294,562
Alkermes, Inc.*	62,000	908,300
Allos Therapeutics, Inc.*	38,200	180,304
Alnylam Pharmaceuticals, Inc.*	20,900	256,652
AMAG Pharmaceuticals, Inc.*	13,853	238,410
Arena Pharmaceuticals, Inc.*	75,100	117,907
ARIAD Pharmaceuticals, Inc.*	59,500	227,290
ArQule, Inc.*	30,200	155,530
Array BioPharma, Inc.*	92,500	298,775
AVEO Pharmaceuticals, Inc.*	26,800	298,552
AVI BioPharma, Inc.*	107,900	198,536
BioCryst Pharmaceuticals, Inc.*	56,500	279,110
Biotime, Inc.*	27,400	130,150
Celera Corp.*	50,800	342,392
Celldex Therapeutics, Inc.*	12,900	51,600
Cepheid, Inc.*	37,200	696,012
Chelsea Therapeutics International Ltd.*	38,800	198,656
Clinical Data, Inc.*	11,400	192,318
Codexis, Inc.*	18,500	177,600
Cubist Pharmaceuticals, Inc.*	36,400	851,396
Cytokinetics, Inc.*	34,200	90,288
Cytori Therapeutics, Inc.*	28,800	140,832
Dendreon Corp.*	40,680	1,675,202
Dyax Corp.*	129,700	307,389
Dynavax Technologies Corp.*	93,600	171,288
Emergent Biosolutions, Inc.*	10,500	181,230
Enzon Pharmaceuticals, Inc.*	37,800	425,250
Exact Sciences Corp.*	28,700	207,788
Exelixis, Inc.*	65,800	257,936
Genomic Health, Inc.*	20,700	276,552
Geron Corp.*	56,900	314,657
Halozyme Therapeutics, Inc.*	39,500	304,545
Human Genome Sciences, Inc.*	179,430	5,345,220
Idenix Pharmaceuticals, Inc.*	47,200	146,320
Immunogen, Inc.*	44,800	280,896
Immunomedics, Inc.*	58,400	188,048
Incyte Corp.*	229,695	3,672,823
InterMune, Inc.*	28,500	388,170
Ironwood Pharmaceuticals, Inc.*	226,770	2,308,519
Isis Pharmaceuticals, Inc.*	59,600	500,640
Keryx Biopharmaceuticals, Inc.*	47,100	226,551
Lexicon Pharmaceuticals, Inc.*	224,300	358,880
Ligand Pharmaceuticals, Inc., Class B*	75,900	119,922
MannKind Corp.*	33,455	226,156

See Notes to Portfolio of Investments.

EQ ADVISORS TRUST

EQ/ALLIANCEBERNSTEIN SMALL CAP GROWTH PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

September 30, 2010 (Unaudited)

	Number of Shares	Value (Note 1)
Martek Biosciences Corp.*	19,900	$450,337
Maxygen, Inc.*	18,000	104,220
Medivation, Inc.*	16,800	218,400
Metabolix, Inc.*	11,700	147,186
Micromet, Inc.*	51,700	347,424
Momenta Pharmaceuticals, Inc.*	25,300	380,765
Nabi Biopharmaceuticals*	33,400	160,320
Neurocrine Biosciences, Inc.*	43,100	261,186
Novavax, Inc.*	60,400	132,276
NPS Pharmaceuticals, Inc.*	31,800	217,512
Omeros Corp.*	24,200	176,418
Onyx Pharmaceuticals, Inc.*	41,900	1,105,322
Opko Health, Inc.*	73,800	165,312
Orexigen Therapeutics, Inc.*	68,400	405,612
Osiris Therapeutics, Inc.*	32,000	232,960
PDL BioPharma, Inc.	79,300	417,118
Pharmacyclics, Inc.*	28,700	231,322
Pharmasset, Inc.*	18,700	551,650
Progenics Pharmaceuticals, Inc.*	33,600	169,680
Regeneron Pharmaceuticals, Inc.*	105,450	2,889,330
Rigel Pharmaceuticals, Inc.*	31,600	265,756
Sangamo BioSciences, Inc.*	29,300	100,499
Savient Pharmaceuticals, Inc.*	45,800	1,047,446
Seattle Genetics, Inc.*	194,930	3,027,263
SIGA Technologies, Inc.*	19,900	168,354
Spectrum Pharmaceuticals, Inc.*	66,817	278,627
StemCells, Inc.*	92,700	76,941
Synta Pharmaceuticals Corp.*	47,400	189,126
Targacept, Inc.*	15,200	339,568
Theravance, Inc.*	44,500	894,450
United Therapeutics Corp.*	126,470	7,083,585
Vanda Pharmaceuticals, Inc.*	17,800	118,904
Vical, Inc.*	58,300	130,009
ZIOPHARM Oncology, Inc.*	54,200	203,250
ZymoGenetics, Inc.*	33,600	327,600

		55,070,794

Health Care Equipment & Supplies (4.2%)
Abaxis, Inc.*	14,700	339,570
ABIOMED, Inc.*	17,100	181,431
Accuray, Inc.*	23,200	144,304
AGA Medical Holdings, Inc.*	13,800	192,648
Align Technology, Inc.*	395,580	7,745,456
Alimera Sciences, Inc.*	20,000	191,400
Alphatec Holdings, Inc.*	33,400	71,142
American Medical Systems Holdings, Inc.*	48,800	955,504
Analogic Corp.	8,700	390,456
AngioDynamics, Inc.*	11,400	173,736
ArthroCare Corp.*	17,200	467,496
Atrion Corp.	1,200	189,012
Cantel Medical Corp.	10,300	166,860
Conceptus, Inc.*	19,600	269,500
CONMED Corp.*	18,600	416,826
CryoLife, Inc.*	17,100	103,797
Cyberonics, Inc.*	18,300	488,244
Delcath Systems, Inc.*	21,000	151,620
DexCom, Inc.*	35,800	473,276
DynaVox, Inc., Class A*	36,500	296,380
Endologix, Inc.*	46,600	212,496
Exactech, Inc.*	6,800	110,976
Greatbatch, Inc.*	15,100	350,169
Haemonetics Corp.*	16,500	965,745
HeartWare International, Inc.*	6,100	419,436
ICU Medical, Inc.*	7,600	283,404
Immucor, Inc.*	43,700	866,571
Insulet Corp.*	24,300	$343,602
Integra LifeSciences Holdings Corp.*	14,300	564,278
Invacare Corp.	20,100	532,851
IRIS International, Inc.*	10,400	99,840
Kensey Nash Corp.*	5,800	167,562
MAKO Surgical Corp.*	16,200	155,196
Masimo Corp.	33,950	927,174
Medical Action Industries, Inc.*	13,200	119,460
MELA Sciences, Inc.*	16,100	104,972
Meridian Bioscience, Inc.	26,900	588,572
Merit Medical Systems, Inc.*	17,900	284,431
Natus Medical, Inc.*	18,100	263,717
Neogen Corp.*	14,400	487,440
NuVasive, Inc.*	203,190	7,140,097
NxStage Medical, Inc.*	14,600	278,860
OraSure Technologies, Inc.*	33,600	136,080
Orthofix International N.V.*	8,900	279,638
Orthovita, Inc.*	43,000	97,610
Palomar Medical Technologies, Inc.*	12,100	124,993
Quidel Corp.*	17,000	186,830
ResMed, Inc.*	216,560	7,105,334
Rochester Medical Corp.*	11,000	120,010
RTI Biologics, Inc.*	36,200	95,206
Sirona Dental Systems, Inc.*	204,550	7,371,982
SonoSite, Inc.*	7,900	264,729
Spectranetics Corp.*	35,600	192,952
STAAR Surgical Co.*	31,400	169,874
Stereotaxis, Inc.*	55,700	230,598
STERIS Corp.	38,700	1,285,614
SurModics, Inc.*	21,900	261,048
Symmetry Medical, Inc.*	23,800	229,432
Syneron Medical Ltd.*	22,700	225,184
Synovis Life Technologies, Inc.*	7,400	110,630
TomoTherapy, Inc.*	62,300	219,296
Unilife Corp.*	31,400	189,342
Vascular Solutions, Inc.*	17,600	202,048
Volcano Corp.*	335,050	8,704,599
West Pharmaceutical Services, Inc.	21,900	751,389
Wright Medical Group, Inc.*	23,600	340,076
Young Innovations, Inc.	7,000	200,270
Zoll Medical Corp.*	14,100	455,007

		58,225,278

Health Care Providers & Services (4.3%)
Accretive Health, Inc.*	13,900	150,537
Air Methods Corp.*	7,000	291,060
Alliance HealthCare Services, Inc.*	28,100	128,698
Almost Family, Inc.*	4,600	136,298
Amedisys, Inc.*	17,900	426,020
America Service Group, Inc.	10,400	154,752
American Dental Partners, Inc.*	13,800	166,428
AMERIGROUP Corp.*	34,600	1,469,462
AMN Healthcare Services, Inc.*	19,500	100,230
Amsurg Corp.*	17,416	304,432
Assisted Living Concepts, Inc., Class A*	5,680	172,899
Bio-Reference Labs, Inc.*	15,800	329,588
BioScrip, Inc.*	30,700	158,412
CardioNet, Inc.*	15,855	71,506
Catalyst Health Solutions, Inc.*	24,500	862,645
Centene Corp.*	345,940	8,160,725
Chemed Corp.	14,500	826,065
Chindex International, Inc.*	13,100	197,941
Clarient, Inc.*	39,600	133,848
Continucare Corp.*	49,200	206,640
Corvel Corp.*	5,900	250,455

See Notes to Portfolio of Investments.

EQ ADVISORS TRUST

EQ/ALLIANCEBERNSTEIN SMALL CAP GROWTH PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

September 30, 2010 (Unaudited)

	Number of Shares	Value (Note 1)
Cross Country Healthcare, Inc.*	17,000	$122,230
Emergency Medical Services Corp., Class A*	163,980	8,731,935
Emeritus Corp.*	15,191	259,158
Ensign Group, Inc.	7,300	131,035
Genoptix, Inc.*	9,650	137,030
Gentiva Health Services, Inc.*	19,400	423,890
Hanger Orthopedic Group, Inc.*	20,000	290,800
Health Grades, Inc.*	29,100	238,329
HealthSouth Corp.*	59,100	1,134,720
Healthspring, Inc.*	138,209	3,571,320
Healthways, Inc.*	22,800	265,392
HMS Holdings Corp.*	182,960	10,783,662
IPC The Hospitalist Co., Inc.*	10,800	295,056
Kindred Healthcare, Inc.*	26,100	339,822
Landauer, Inc.	6,233	390,373
LHC Group, Inc.*	9,600	222,624
Magellan Health Services, Inc.*	215,570	10,183,527
MedCath Corp.*	13,300	133,931
Molina Healthcare, Inc.*	6,800	183,532
MWI Veterinary Supply, Inc.*	7,200	415,584
National Healthcare Corp.	5,900	218,713
National Research Corp.	3,600	93,888
Owens & Minor, Inc.#	39,750	1,131,285
PharMerica Corp.*	19,300	183,929
Providence Service Corp.*	13,300	217,987
PSS World Medical, Inc.*	39,700	848,786
Psychiatric Solutions, Inc.*	37,200	1,248,060
RehabCare Group, Inc.*	15,800	319,476
Res-Care, Inc.*	16,900	224,263
Rural/Metro Corp.*	24,600	209,346
Select Medical Holdings Corp.*	21,619	166,466
Skilled Healthcare Group, Inc., Class A*	15,990	62,841
Sun Healthcare Group, Inc.*	50,700	429,429
Sunrise Senior Living, Inc.*	66,600	228,438
Team Health Holdings, Inc.*	12,700	163,957
Triple-S Management Corp., Class B*	11,700	197,145
U.S. Physical Therapy, Inc.*	8,500	142,120
Universal American Corp.	17,100	252,225
WellCare Health Plans, Inc.*	28,300	819,568

		60,110,513

Health Care Technology (1.3%)
athenahealth, Inc.*	22,450	741,299
Computer Programs & Systems, Inc.	6,500	276,705
MedAssets, Inc.*	321,350	6,761,204
Medidata Solutions, Inc.*	9,300	178,560
MedQuist, Inc.*	24,300	212,868
Merge Healthcare, Inc.*	37,800	109,620
Omnicell, Inc.*	14,700	192,276
Quality Systems, Inc.	12,100	802,351
SXC Health Solutions Corp.*	240,060	8,754,988
Vital Images, Inc.*	8,700	115,101

		18,144,972

Life Sciences Tools & Services (0.3%)
Accelrys, Inc.*	35,661	248,201
Affymetrix, Inc.*	48,000	218,880
Albany Molecular Research, Inc.*	20,300	129,514
Bruker Corp.*	46,400	650,992
Caliper Life Sciences, Inc.*	46,400	185,136
Cambrex Corp.*	26,300	111,775
Dionex Corp.*	11,900	1,028,636
Enzo Biochem, Inc.*	32,500	123,500
eResearchTechnology, Inc.*	27,400	204,952
Kendle International, Inc.*	21,900	$204,108
Luminex Corp.*	28,500	456,000
PAREXEL International Corp.*	36,777	850,652
Sequenom, Inc.*	40,000	280,400

		4,692,746

Pharmaceuticals (1.4%)
Acura Pharmaceuticals, Inc.*	17,404	43,336
Akorn, Inc.*	63,800	257,752
Alexza Pharmaceuticals, Inc.*	62,500	198,125
Ardea Biosciences, Inc.*	8,100	186,300
Auxilium Pharmaceuticals, Inc.*	30,200	748,356
AVANIR Pharmaceuticals, Inc., Class A*	74,100	236,379
BioMimetic Therapeutics, Inc.*	10,300	117,420
BMP Sunstone Corp.*	48,400	367,840
Cadence Pharmaceuticals, Inc.*	15,700	131,095
Caraco Pharmaceutical Laboratories Ltd.*	19,400	104,372
Corcept Therapeutics, Inc.*	56,200	218,618
Cornerstone Therapeutics, Inc.*	12,900	91,074
Cumberland Pharmaceuticals, Inc.*	11,300	65,653
Cypress Bioscience, Inc.*	17,700	68,145
Depomed, Inc.*	45,000	201,600
Durect Corp.*	59,736	151,730
Eurand N.V.*	20,800	204,672
Hi-Tech Pharmacal Co., Inc.*	9,000	182,160
Impax Laboratories, Inc.*	40,600	803,880
Inspire Pharmaceuticals, Inc.*	38,932	231,645
Jazz Pharmaceuticals, Inc.*	23,800	255,374
Lannett Co., Inc.*	24,100	110,378
MAP Pharmaceuticals, Inc.*	11,500	175,950
Medicines Co.*	31,500	447,300
Medicis Pharmaceutical Corp., Class A	39,400	1,168,210
Nektar Therapeutics*	257,020	3,796,185
Obagi Medical Products, Inc.*	15,000	157,500
Optimer Pharmaceuticals, Inc.*	18,600	170,562
Pain Therapeutics, Inc.*	21,400	132,252
Par Pharmaceutical Cos., Inc.*	22,400	651,392
Pozen, Inc.*	16,400	116,112
Questcor Pharmaceuticals, Inc.*	41,400	410,688
Salix Pharmaceuticals Ltd.*	131,950	5,241,054
Santarus, Inc.*	51,800	155,918
Sucampo Pharmaceuticals, Inc., Class A*	21,600	81,000
ViroPharma, Inc.*	51,100	761,901
Vivus, Inc.*	53,400	357,246
XenoPort, Inc.*	19,800	140,778

		18,939,952

Total Health Care		215,184,255

Industrials (17.9%)
Aerospace & Defense (1.5%)
AAR Corp.*	24,500	457,170
Aerovironment, Inc.*	11,100	246,975
American Science & Engineering, Inc.	6,082	447,940
Applied Signal Technology, Inc.	6,000	149,280
Astronics Corp.*	11,500	200,675
Ceradyne, Inc.*	16,600	387,610
Cubic Corp.	12,600	514,080
Curtiss-Wright Corp.	29,400	890,820
DigitalGlobe, Inc.*	17,600	535,040
Ducommun, Inc.	8,200	178,596
Esterline Technologies Corp.*	21,300	1,218,999
GenCorp, Inc.*	31,800	156,456

See Notes to Portfolio of Investments.

EQ ADVISORS TRUST

EQ/ALLIANCEBERNSTEIN SMALL CAP GROWTH PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

September 30, 2010 (Unaudited)

	Number of Shares	Value (Note 1)
GeoEye, Inc.*	12,400	$501,952
HEICO Corp.	19,375	884,275
Herley Industries, Inc.*	9,300	153,450
Hexcel Corp.*	546,070	9,714,585
Kratos Defense & Security Solutions, Inc.*	18,400	195,960
Ladish Co., Inc.*	10,100	314,413
LMI Aerospace, Inc.*	11,400	181,488
Moog, Inc., Class A*	30,800	1,093,708
Orbital Sciences Corp.*	39,400	602,820
Taser International, Inc.*	32,100	124,548
Teledyne Technologies, Inc.*	22,400	891,968
Triumph Group, Inc.	11,300	842,867

		20,885,675

Air Freight & Logistics (0.6%)
Air Transport Services Group, Inc.*	35,200	214,368
Atlas Air Worldwide Holdings, Inc.*	145,400	7,313,620
Forward Air Corp.	18,500	481,000
Hub Group, Inc., Class A*	24,700	722,722
Pacer International, Inc.*	25,100	151,604
Park-Ohio Holdings Corp.*	13,400	178,220

		9,061,534

Airlines (0.4%)
AirTran Holdings, Inc.*	91,700	673,995
Alaska Air Group, Inc.*	26,400	1,347,192
Allegiant Travel Co.	10,190	431,241
Hawaiian Holdings, Inc.*	28,300	169,517
JetBlue Airways Corp.*	154,200	1,031,598
Republic Airways Holdings, Inc.*	22,100	182,988
SkyWest, Inc.	34,100	476,036
U.S. Airways Group, Inc.*	103,400	956,450

		5,269,017

Building Products (0.9%)
A.O. Smith Corp.	15,500	897,295
AAON, Inc.	8,700	204,624
American Woodmark Corp.	6,900	122,337
Ameron International Corp.	6,000	407,760
Apogee Enterprises, Inc.	14,500	132,675
Builders FirstSource, Inc.*	111,300	253,764
Gibraltar Industries, Inc.*	17,300	155,354
Griffon Corp.*	26,400	321,816
Insteel Industries, Inc.	14,800	132,904
NCI Building Systems, Inc.*	27,880	265,696
Quanex Building Products Corp.	25,200	435,204
Simpson Manufacturing Co., Inc.	307,260	7,921,163
Trex Co., Inc.*	10,900	207,863
Universal Forest Products, Inc.	14,900	435,825

		11,894,280

Commercial Services & Supplies (1.2%)
ABM Industries, Inc.	31,100	671,449
ACCO Brands Corp.*	29,400	169,050
American Reprographics Co.*	22,700	178,195
APAC Customer Services, Inc.*	32,200	182,252
ATC Technology Corp.*	10,600	262,244
Bowne & Co., Inc.	21,745	246,371
Brink’s Co.	30,600	703,800
Cenveo, Inc.*	40,000	201,200
Clean Harbors, Inc.*	14,707	996,399
Consolidated Graphics, Inc.*	6,700	277,715
Courier Corp.	21,900	311,418
Deluxe Corp.	33,300	637,029
EnergySolutions, Inc.	50,600	254,518
EnerNOC, Inc.*	12,600	395,766
Ennis, Inc.	13,300	237,937
Fuel Tech, Inc.*	21,300	$133,551
G&K Services, Inc., Class A	9,300	212,598
GEO Group, Inc.*	43,560	1,017,126
Healthcare Services Group, Inc.	25,200	574,308
Herman Miller, Inc.	34,000	669,120
HNI Corp.	29,300	842,668
Innerworkings, Inc.*	20,100	132,057
Interface, Inc., Class A	30,300	431,169
Kimball International, Inc., Class B	20,800	121,264
Knoll, Inc.	29,700	460,647
M&F Worldwide Corp.*	6,800	165,580
McGrath RentCorp	15,500	371,225
Metalico, Inc.*	40,900	156,647
Mine Safety Appliances Co.	18,800	509,480
Mobile Mini, Inc.*	22,500	345,150
Multi-Color Corp.	11,000	169,400
Rollins, Inc.	29,400	687,372
Schawk, Inc.	11,000	203,060
Standard Parking Corp.*	7,231	123,650
Standard Register Co.	18,300	53,436
Steelcase, Inc., Class A	47,800	398,174
Sykes Enterprises, Inc.*	24,228	329,016
Team, Inc.*	18,000	309,780
Tetra Tech, Inc.#*	38,900	815,733
U.S. Ecology, Inc.	12,200	195,200
UniFirst Corp.	9,400	415,010
United Stationers, Inc.*	15,245	815,760
Viad Corp.	9,800	189,532

		16,573,056

Construction & Engineering (0.4%)
Argan, Inc.*	12,000	112,200
Comfort Systems USA, Inc.	18,900	202,797
Dycom Industries, Inc.*	22,700	226,773
EMCOR Group, Inc.*	44,700	1,099,173
Furmanite Corp.*	68,700	335,256
Granite Construction, Inc.	21,800	495,732
Great Lakes Dredge & Dock Corp.	29,600	171,976
Insituform Technologies, Inc., Class A*	25,200	609,336
Layne Christensen Co.*	13,000	336,570
MasTec, Inc.*	34,900	360,168
Michael Baker Corp.*	4,800	158,208
MYR Group, Inc.*	11,500	188,485
Northwest Pipe Co.*	6,000	105,000
Orion Marine Group, Inc.*	17,100	212,211
Pike Electric Corp.*	20,700	150,696
Primoris Services Corp.	21,200	138,648
Sterling Construction Co., Inc.*	9,900	122,562
Tutor Perini Corp.*	17,200	345,548

		5,371,339

Electrical Equipment (2.5%)
A123 Systems, Inc.*	46,400	416,208
Acuity Brands, Inc.	27,400	1,212,176
Advanced Battery Technologies, Inc.*	41,200	147,908
American Superconductor Corp.*	30,000	933,000
AMETEK, Inc.	224,860	10,741,562
AZZ, Inc.	7,900	338,436
Baldor Electric Co.	312,060	12,607,224
Belden, Inc.	28,200	743,916
Brady Corp., Class A	33,300	971,361
Broadwind Energy, Inc.*	100,100	187,187
Capstone Turbine Corp.*	185,700	143,379
Encore Wire Corp.	12,200	250,222
Ener1, Inc.*	94,476	347,672

See Notes to Portfolio of Investments.

EQ ADVISORS TRUST

EQ/ALLIANCEBERNSTEIN SMALL CAP GROWTH PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

September 30, 2010 (Unaudited)

	Number of Shares	Value (Note 1)
EnerSys*	31,300	$781,561
Franklin Electric Co., Inc.	14,400	477,504
FuelCell Energy, Inc.*	66,623	81,946
Generac Holdings, Inc.*	13,700	186,868
GrafTech International Ltd.*	77,700	1,214,451
Hoku Corp.*	56,600	154,518
II-VI, Inc.*	16,000	597,280
LaBarge, Inc.*	10,800	134,892
LSI Industries, Inc.	16,200	104,004
Polypore International, Inc.*	14,123	425,950
Powell Industries, Inc.*	4,200	130,704
PowerSecure International, Inc.*	19,700	182,422
Preformed Line Products Co.	4,298	149,871
SatCon Technology Corp.*	74,500	280,120
UQM Technologies, Inc.*	49,200	125,952
Vicor Corp.	13,800	201,618
Woodward Governor Co.	40,400	1,309,768

		35,579,680

Industrial Conglomerates (0.1%)
Otter Tail Corp.	25,300	515,867
Raven Industries, Inc.	10,400	394,056
Seaboard Corp.	200	354,200
Standex International Corp.	6,900	166,911
Tredegar Corp.	19,800	375,804
United Capital Corp.*	5,000	121,650

		1,928,488

Machinery (5.9%)
3D Systems Corp.*	15,400	241,934
Actuant Corp., Class A	441,000	10,125,360
Alamo Group, Inc.	7,500	167,475
Albany International Corp., Class A	16,700	315,964
Altra Holdings, Inc.*	16,800	247,464
American Railcar Industries, Inc.*	14,700	230,496
Ampco-Pittsburgh Corp.	6,300	156,366
ArvinMeritor, Inc.*	59,900	930,846
Astec Industries, Inc.*	11,400	325,242
Badger Meter, Inc.	9,500	384,560
Barnes Group, Inc.	28,010	492,696
Blount International, Inc.*	30,600	389,538
Briggs & Stratton Corp.	29,100	553,191
Bucyrus International, Inc.	141,150	9,788,752
Cascade Corp.	5,300	168,540
Chart Industries, Inc.*	16,600	337,976
CIRCOR International, Inc.	10,900	344,440
CLARCOR, Inc.	33,200	1,282,516
Colfax Corp.*	16,300	242,381
Columbus McKinnon Corp.*	11,300	187,467
Commercial Vehicle Group, Inc.*	16,000	162,880
Douglas Dynamics, Inc.	16,600	205,010
Dynamic Materials Corp.	11,200	169,232
Energy Recovery, Inc.*	63,800	229,042
EnPro Industries, Inc.*	12,800	400,384
ESCO Technologies, Inc.	16,900	562,094
Federal Signal Corp.	41,200	222,068
Flow International Corp.*	4,300	11,309
Force Protection, Inc.*	44,300	223,272
FreightCar America, Inc.	7,300	179,580
Gorman-Rupp Co.	6,700	184,652
Graham Corp.	11,200	173,824
Greenbrier Cos., Inc.*	13,800	215,142
IDEX Corp.	242,160	8,599,101
John Bean Technologies Corp.	18,400	296,424
Joy Global, Inc.	146,390	10,294,145
Kadant, Inc.*	11,500	217,465
Kaydon Corp.	22,300	$771,580
L.B. Foster Co., Class A*	5,100	147,594
Lincoln Electric Holdings, Inc.	170,900	9,881,438
Lindsay Corp.	8,200	355,224
Met-Pro Corp.	19,600	197,764
Middleby Corp.*	10,500	665,595
Miller Industries, Inc.	14,000	189,420
Mueller Industries, Inc.	26,000	688,740
Mueller Water Products, Inc., Class A	97,400	294,148
NACCO Industries, Inc., Class A	4,500	393,255
Nordson Corp.	22,800	1,680,132
Omega Flex, Inc.	13,700	195,636
PMFG, Inc.*	11,400	194,370
RBC Bearings, Inc.*	261,550	8,887,469
Robbins & Myers, Inc.	18,100	484,718
Sauer-Danfoss, Inc.*	13,000	276,770
Sun Hydraulics Corp.	8,000	225,520
Tecumseh Products Co., Class A*	14,800	169,756
Tennant Co.	10,500	324,450
Thermadyne Holdings Corp.*	16,400	231,732
Titan International, Inc.	22,800	309,396
Trimas Corp.*	19,300	286,605
Valmont Industries, Inc.	81,520	5,902,048
Wabash National Corp.*	37,700	304,993
Watts Water Technologies, Inc., Class A	19,092	650,083
Xerium Technologies, Inc.*	18,300	241,194

		83,208,458

Marine (0.6%)
American Commercial Lines, Inc.*	6,175	172,159
Baltic Trading Ltd.	18,100	199,281
Eagle Bulk Shipping, Inc.*	26,200	136,764
Excel Maritime Carriers Ltd.*	36,400	204,568
Genco Shipping & Trading Ltd.*	15,800	251,852
Horizon Lines, Inc., Class A	2,300	9,660
International Shipholding Corp.	4,900	138,376
Kirby Corp.*	167,080	6,693,225
Ultrapetrol Bahamas Ltd.*	38,400	246,528

		8,052,413

Professional Services (1.2%)
Acacia Research Corp. - Acacia Technologies*	21,400	376,640
Administaff, Inc.	14,100	379,713
Advisory Board Co.*	8,200	362,030
CBIZ, Inc.*	21,100	125,123
CDI Corp.	14,200	183,464
Corporate Executive Board Co.	22,800	719,568
CoStar Group, Inc.*	13,273	646,528
CRA International, Inc.*	7,200	129,960
Dolan Co.*	15,800	179,646
Exponent, Inc.*	6,900	231,771
GP Strategies Corp.*	6,400	58,176
Heidrick & Struggles International, Inc.	11,100	216,228
Hill International, Inc.*	26,800	120,064
Huron Consulting Group, Inc.*	13,200	290,268
ICF International, Inc.*	10,900	273,263
Kelly Services, Inc., Class A*	17,000	199,410
Kforce, Inc.*	656,560	9,008,003
Korn/Ferry International*	30,100	497,854
Mistras Group, Inc.*	16,000	185,280
Navigant Consulting, Inc.*	28,300	329,129
On Assignment, Inc.*	21,100	110,775
Resources Connection, Inc.	26,700	367,392

See Notes to Portfolio of Investments.

EQ ADVISORS TRUST

EQ/ALLIANCEBERNSTEIN SMALL CAP GROWTH PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

September 30, 2010 (Unaudited)

	Number of Shares	Value (Note 1)
School Specialty, Inc.*	12,600	$163,926
SFN Group, Inc.*	33,400	200,734
TrueBlue, Inc.*	28,300	386,295
Volt Information Sciences, Inc.*	19,000	136,800
VSE Corp.	5,800	204,566

		16,082,606

Road & Rail (1.6%)
Amerco, Inc.*	5,700	453,036
Arkansas Best Corp.	14,900	361,027
Avis Budget Group, Inc.*	68,100	793,365
Celadon Group, Inc.*	12,800	176,768
Dollar Thrifty Automotive Group, Inc.*	18,300	917,562
Genesee & Wyoming, Inc., Class A*	206,920	8,978,259
Heartland Express, Inc.	37,900	563,573
Knight Transportation, Inc.	421,140	8,140,636
Marten Transport Ltd.	9,700	224,846
Old Dominion Freight Line, Inc.*	27,900	709,218
P.A.M. Transportation Services, Inc.*	12,800	161,024
Patriot Transportation Holding, Inc.*	1,800	126,234
RailAmerica, Inc.*	14,261	137,334
Roadrunner Transportation Systems, Inc.*	13,600	147,424
Saia, Inc.*	9,800	146,314
Universal Truckload Services, Inc.*	11,100	173,826
USA Truck, Inc.*	11,300	169,274
Werner Enterprises, Inc.	24,800	508,152

		22,887,872

Trading Companies & Distributors (1.0%)
Aceto Corp.	33,500	227,465
Aircastle Ltd.	26,800	227,264
Applied Industrial Technologies, Inc.	28,300	865,980
Beacon Roofing Supply, Inc.*	26,700	389,019
CAI International, Inc.*	14,700	222,999
DXP Enterprises, Inc.*	12,200	231,556
H&E Equipment Services, Inc.*	16,000	127,520
Houston Wire & Cable Co.	13,700	137,411
Interline Brands, Inc.*	25,962	468,355
Kaman Corp.	16,500	432,465
Lawson Products, Inc.	5,900	90,093
MSC Industrial Direct Co., Class A	144,830	7,826,613
RSC Holdings, Inc.*	31,400	234,244
Rush Enterprises, Inc., Class A*	15,700	240,838
TAL International Group, Inc.	9,900	239,778
Textainer Group Holdings Ltd.	10,600	283,444
Titan Machinery, Inc.*	11,000	179,300
United Rentals, Inc.*	40,300	598,052
Watsco, Inc.	17,400	968,832

		13,991,228

Total Industrials		250,785,646

Information Technology (21.9%)
Communications Equipment (4.0%)
Acme Packet, Inc.*	29,700	1,126,818
ADC Telecommunications, Inc.*	64,700	819,749
ADTRAN, Inc.	324,870	11,467,911
Anaren, Inc.*	10,300	172,937
Arris Group, Inc.*	80,300	784,531
Aruba Networks, Inc.*	370,639	7,909,436
Aviat Networks, Inc.*	41,669	170,426
Bel Fuse, Inc., Class B	7,300	151,986
BigBand Networks, Inc.*	83,800	237,992
Black Box Corp.	11,400	365,484
Blue Coat Systems, Inc.*	26,400	635,184
Calix, Inc.*	17,300	248,428
Comtech Telecommunications Corp.*	18,500	$505,975
DG FastChannel, Inc.*	15,700	341,475
Digi International, Inc.*	16,700	158,483
EMS Technologies, Inc.*	7,400	137,862
Emulex Corp.*	54,500	568,980
Extreme Networks, Inc.*	67,500	209,925
F5 Networks, Inc.*	37,160	3,857,580
Finisar Corp.*	48,100	903,799
Globecomm Systems, Inc.*	23,300	195,021
Harmonic, Inc.*	57,000	392,160
Hughes Communications, Inc.*	7,200	196,200
Infinera Corp.*	714,300	8,335,881
InterDigital, Inc.*	26,500	784,665
Ixia*	20,450	253,580
KVH Industries, Inc.*	15,500	232,655
Loral Space & Communications, Inc.*	6,800	354,960
Meru Networks, Inc.*	16,400	282,736
NETGEAR, Inc.*	23,000	621,230
Oclaro, Inc.*	31,600	505,916
Oplink Communications, Inc.*	15,200	301,568
Opnext, Inc.*	70,500	110,685
Plantronics, Inc.	31,600	1,067,448
Powerwave Technologies, Inc.*	122,200	222,404
Riverbed Technology, Inc.*	200,690	9,147,450
SeaChange International, Inc.*	16,900	125,229
ShoreTel, Inc.*	29,380	145,725
Sonus Networks, Inc.*	133,400	470,902
Sycamore Networks, Inc.	12,890	417,765
Symmetricom, Inc.*	27,500	157,300
Tekelec*	42,900	555,984
UTStarcom, Inc.*	75,300	163,401
ViaSat, Inc.*	22,300	916,753

		56,732,579

Computers & Peripherals (0.4%)
Avid Technology, Inc.*	14,200	186,162
Compellent Technologies, Inc.*	14,900	270,882
Cray, Inc.*	22,900	151,140
Electronics for Imaging, Inc.*	29,449	356,922
Hypercom Corp.*	41,500	269,750
Imation Corp.*	20,000	186,600
Immersion Corp.*	36,100	213,351
Intermec, Inc.*	36,100	442,586
Intevac, Inc.*	14,000	140,140
Isilon Systems, Inc.*	21,000	467,880
Netezza Corp.*	31,600	851,620
Novatel Wireless, Inc.*	24,500	193,060
Quantum Corp.*	133,200	282,384
Rimage Corp.*	11,600	190,704
Silicon Graphics International Corp.*	19,200	148,992
STEC, Inc.*	26,000	323,700
Stratasys, Inc.*	11,700	324,324
Super Micro Computer, Inc.*	15,300	158,967
Synaptics, Inc.*	22,500	633,150
Xyratex Ltd.*	19,300	286,412

		6,078,726

Electronic Equipment, Instruments & Components (1.3%)
Agilysys, Inc.*	16,300	105,950
Anixter International, Inc.*	19,500	1,052,805
Benchmark Electronics, Inc.*	48,500	795,400
Brightpoint, Inc.*	45,000	314,550
Checkpoint Systems, Inc.*	25,900	527,065
Cogent, Inc.*	35,600	378,784
Cognex Corp.	26,100	700,002
Coherent, Inc.*	15,300	612,153

See Notes to Portfolio of Investments.

EQ ADVISORS TRUST

EQ/ALLIANCEBERNSTEIN SMALL CAP GROWTH PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

September 30, 2010 (Unaudited)

	Number of Shares	Value (Note 1)
Comverge, Inc.*	14,200	$111,612
CPI International, Inc.*	12,700	177,800
CTS Corp.	20,100	193,362
Daktronics, Inc.	24,300	238,626
DDi Corp.	24,200	223,608
DTS, Inc.*	11,600	442,772
Echelon Corp.*	21,700	185,535
Electro Rent Corp.	15,800	209,824
Electro Scientific Industries, Inc.*	16,600	184,426
FARO Technologies, Inc.*	13,195	287,783
ICx Technologies, Inc.*	24,700	186,485
Insight Enterprises, Inc.*	33,600	525,504
IPG Photonics Corp.*	19,000	458,660
Keithley Instruments, Inc.	9,700	208,647
L-1 Identity Solutions, Inc.*	47,700	559,521
Littelfuse, Inc.*	14,200	620,540
Maxwell Technologies, Inc.*	15,800	230,838
Measurement Specialties, Inc.*	11,900	219,912
Mercury Computer Systems, Inc.*	17,600	211,728
Methode Electronics, Inc.	20,900	189,772
Microvision, Inc.*	68,100	149,139
MTS Systems Corp.	8,300	257,300
Multi-Fineline Electronix, Inc.*	7,050	155,029
Newport Corp.*	29,600	335,664
OSI Systems, Inc.*	11,000	399,520
Park Electrochemical Corp.	13,200	347,688
PC Connection, Inc.*	22,600	154,358
Plexus Corp.*	25,895	760,018
Power-One, Inc.*	48,800	443,592
RadiSys Corp.*	19,200	180,864
Richardson Electronics Ltd.	21,000	220,500
Rofin-Sinar Technologies, Inc.*	19,200	487,296
Rogers Corp.*	8,400	264,432
Sanmina-SCI Corp.*	50,800	613,664
Scansource, Inc.*	16,900	468,806
SMART Modular Technologies (WWH), Inc.*	30,100	181,503
Spectrum Control, Inc.*	12,900	189,888
SYNNEX Corp.*	12,900	363,006
Technitrol, Inc.	26,400	116,424
TTM Technologies, Inc.*	50,711	496,461
Universal Display Corp.*	17,700	415,950
Viasystems Group, Inc.*	11,400	173,280
X-Rite, Inc.*	55,600	210,724

		17,538,770

Internet Software & Services (1.7%)
Ancestry.com, Inc.*	10,900	248,084
Archipelago Learning, Inc.*	13,800	165,186
Art Technology Group, Inc.*	83,700	345,681
comScore, Inc.*	13,100	308,112
Constant Contact, Inc.*	16,000	342,880
DealerTrack Holdings, Inc.*	553,410	9,452,243
Dice Holdings, Inc.*	22,500	190,800
Digital River, Inc.*	24,100	820,364
DivX, Inc.*	18,700	178,211
EarthLink, Inc.	75,000	681,750
GSI Commerce, Inc.*	45,000	1,111,500
InfoSpace, Inc.*	17,200	148,952
Internap Network Services Corp.*	37,000	181,670
Internet Brands, Inc., Class A*	16,700	221,776
Internet Capital Group, Inc.*	22,000	242,660
j2 Global Communications, Inc.*	28,500	678,015
Keynote Systems, Inc.	11,900	138,278
KIT Digital, Inc.*	19,000	227,810
Knot, Inc.*	22,000	200,860
Limelight Networks, Inc.*	32,900	$193,452
Liquidity Services, Inc.*	20,500	328,205
LivePerson, Inc.*	27,000	226,800
LogMeIn, Inc.*	9,500	341,810
LoopNet, Inc.*	16,500	195,360
Marchex, Inc., Class B	25,200	137,340
ModusLink Global Solutions, Inc.*	27,100	172,085
Move, Inc.*	97,100	216,533
NIC, Inc.	34,595	286,793
OpenTable, Inc.*	10,100	687,608
Openwave Systems, Inc.*	69,800	118,660
Perficient, Inc.*	19,100	174,574
QuinStreet, Inc.*	12,700	190,881
Rackspace Hosting, Inc.*	61,975	1,610,110
RealNetworks, Inc.*	64,600	210,596
SAVVIS, Inc.*	24,400	514,352
Stamps.com, Inc.*	11,900	154,700
support.com, Inc.*	33,800	154,804
TechTarget, Inc.*	29,000	152,250
Terremark Worldwide, Inc.*	29,800	308,132
Travelzoo, Inc.*	11,900	306,544
United Online, Inc.	50,400	288,288
ValueClick, Inc.*	52,500	686,700
Vocus, Inc.*	11,000	203,280

		23,744,689

IT Services (2.0%)
Acxiom Corp.*	40,300	639,158
CACI International, Inc., Class A*	19,600	887,096
Camelot Information Systems, Inc. (ADR)*	311,970	5,481,313
Cass Information Systems, Inc.	4,100	140,671
CIBER, Inc.*	100,600	302,806
CSG Systems International, Inc.*	22,600	411,998
Diamond Management & Technology Consultants, Inc.	19,500	243,750
Echo Global Logistics, Inc.*	14,500	185,165
Euronet Worldwide, Inc.*	30,640	551,214
ExlService Holdings, Inc.*	10,400	202,280
Forrester Research, Inc.*	10,500	347,340
Global Cash Access Holdings, Inc.*	38,792	158,271
Hackett Group, Inc.*	42,200	174,286
Heartland Payment Systems, Inc.	19,500	296,790
iGATE Corp.	15,100	273,914
Lionbridge Technologies, Inc.*	36,300	156,090
ManTech International Corp., Class A*	14,700	582,120
MAXIMUS, Inc.	11,730	722,333
MoneyGram International, Inc.*	76,800	187,392
NCI, Inc., Class A*	6,700	126,764
Online Resources Corp.*	26,500	117,660
RightNow Technologies, Inc.*	19,500	384,150
Sapient Corp.	66,900	800,793
SRA International, Inc., Class A*	25,800	508,776
Stream Global Services, Inc.*	30,500	123,525
Syntel, Inc.	8,550	380,475
TeleTech Holdings, Inc.*	18,400	273,056
Tier Technologies, Inc.*	19,500	108,030
TNS, Inc.*	13,700	232,215
Unisys Corp.*	27,589	769,733
VeriFone Systems, Inc.*	343,578	10,674,969
Virtusa Corp.*	15,200	147,288
Wright Express Corp.*	26,000	928,460

		27,519,881

See Notes to Portfolio of Investments.

EQ ADVISORS TRUST

EQ/ALLIANCEBERNSTEIN SMALL CAP GROWTH PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

September 30, 2010 (Unaudited)

	Number of Shares	Value (Note 1)
Semiconductors & Semiconductor Equipment (4.7%)
Actel Corp.*	11,900	$189,805
Advanced Analogic Technologies, Inc.*	33,400	117,234
Advanced Energy Industries, Inc.*	24,400	318,664
Alpha & Omega Semiconductor Ltd.*	13,000	147,680
Amkor Technology, Inc.*	73,200	480,924
ANADIGICS, Inc.*	40,000	243,600
Applied Micro Circuits Corp.*	42,100	421,000
Atheros Communications, Inc.*	239,910	6,321,628
ATMI, Inc.*	20,400	303,144
Axcelis Technologies, Inc.*	119,100	229,863
Brooks Automation, Inc.*	40,700	273,097
Cabot Microelectronics Corp.*	14,100	453,738
Cavium Networks, Inc.*	28,400	816,784
CEVA, Inc.*	16,600	237,380
Cirrus Logic, Inc.*	41,500	740,360
Cohu, Inc.	12,200	153,598
Conexant Systems, Inc.*	86,300	141,532
Cymer, Inc.*	18,400	682,272
Diodes, Inc.*	21,300	364,017
DSP Group, Inc.*	17,400	121,800
Energy Conversion Devices, Inc.*	29,400	147,588
Entegris, Inc.*	88,900	415,163
Entropic Communications, Inc.*	35,300	338,880
Evergreen Solar, Inc.*	364,000	267,176
Exar Corp.*	23,600	141,364
Fairchild Semiconductor International, Inc.*	640,420	6,019,948
FEI Co.*	22,100	432,497
FormFactor, Inc.*	33,700	289,820
FSI International, Inc.*	49,400	131,404
GSI Technology, Inc.*	32,000	183,360
GT Solar International, Inc.*	41,778	349,682
Hittite Microwave Corp.*	121,380	5,783,757
Integrated Device Technology, Inc.*	103,800	607,230
Integrated Silicon Solution, Inc.*	21,100	181,671
IXYS Corp.*	21,400	204,370
Kopin Corp.*	54,100	192,055
Kulicke & Soffa Industries, Inc.*	41,400	256,266
Lattice Semiconductor Corp.*	68,400	324,900
LTX-Credence Corp.*	93,900	196,251
Mattson Technology, Inc.*	49,900	137,225
MaxLinear, Inc., Class A*	12,500	140,250
Micrel, Inc.	32,500	320,450
Microsemi Corp.*	56,300	965,545
Mindspeed Technologies, Inc.*	22,800	177,156
MIPS Technologies, Inc.*	43,700	425,201
MKS Instruments, Inc.*	29,200	525,016
Monolithic Power Systems, Inc.*	22,700	370,691
Nanometrics, Inc.*	17,800	267,890
Netlogic Microsystems, Inc.*	239,676	6,610,264
NVE Corp.*	3,300	141,999
OmniVision Technologies, Inc.*	33,200	764,928
ON Semiconductor Corp.*	732,140	5,278,729
Pericom Semiconductor Corp.*	16,800	145,992
Photronics, Inc.*	42,100	222,709
PLX Technology, Inc.*	27,200	98,464
Power Integrations, Inc.	17,900	569,041
RF Micro Devices, Inc.*	172,000	1,056,080
Rubicon Technology, Inc.*	7,900	179,251
Rudolph Technologies, Inc.*	23,100	191,961
Semtech Corp.*	41,300	833,847
Sigma Designs, Inc.*	17,200	197,628
Silicon Image, Inc.*	44,300	211,754
Skyworks Solutions, Inc.*	279,290	$5,775,717
Spansion, Inc., Class A*	11,400	170,658
Standard Microsystems Corp.*	14,600	333,026
Supertex, Inc.*	6,692	148,027
Teradyne, Inc.*	659,290	7,344,491
Tessera Technologies, Inc.*	32,600	603,100
Trident Microsystems, Inc.*	125,400	214,434
TriQuint Semiconductor, Inc.*	105,200	1,009,920
Ultra Clean Holdings, Inc.*	22,500	193,950
Ultratech, Inc.*	11,000	188,100
Veeco Instruments, Inc.*	27,188	948,046
Volterra Semiconductor Corp.*	14,800	318,496
Zoran Corp.*	33,400	255,176

		66,556,714

Software (7.8%)
ACI Worldwide, Inc.*	24,200	541,838
Actuate Corp.*	30,300	156,045
Advent Software, Inc.*	10,500	547,995
American Software, Inc., Class A	27,600	162,840
ArcSight, Inc.*	14,500	631,620
Ariba, Inc.*	57,300	1,082,970
Aspen Technology, Inc.*	497,520	5,159,282
Blackbaud, Inc.	28,900	694,756
Blackboard, Inc.*	20,700	746,028
Bottomline Technologies, Inc.*	17,700	271,872
CDC Corp., Class A*	29,400	124,362
CommVault Systems, Inc.*	28,200	734,046
Concur Technologies, Inc.*	201,790	9,976,498
Deltek, Inc.*	23,700	189,837
DemandTec, Inc.*	40,300	379,223
Ebix, Inc.*	18,009	422,311
Epicor Software Corp.*	34,700	301,890
EPIQ Systems, Inc.	20,700	253,782
Fair Isaac Corp.	28,400	700,344
FalconStor Software, Inc.*	35,800	109,548
Fortinet, Inc.*	426,506	10,662,650
Informatica Corp.*	253,010	9,718,114
Interactive Intelligence, Inc.*	9,800	172,480
Jack Henry & Associates, Inc.	56,100	1,430,550
JDA Software Group, Inc.*	26,627	675,261
Kenexa Corp.*	16,500	289,080
Lawson Software, Inc.*	92,100	780,087
Magma Design Automation, Inc.*	60,900	225,330
Manhattan Associates, Inc.*	14,900	437,315
Mentor Graphics Corp.*	70,500	745,185
MICROS Systems, Inc.*	250,910	10,621,020
MicroStrategy, Inc., Class A*	5,900	510,999
Monotype Imaging Holdings, Inc.*	18,000	164,700
NetScout Systems, Inc.*	19,100	391,741
NetSuite, Inc.*	13,000	306,410
Opnet Technologies, Inc.	8,900	161,535
Parametric Technology Corp.*	77,600	1,516,304
Pegasystems, Inc.	12,700	394,335
Progress Software Corp.*	29,100	963,210
PROS Holdings, Inc.*	20,200	187,456
QAD, Inc.*	21,977	91,424
QLIK Technologies, Inc.*	8,310	183,236
Quest Software, Inc.*	43,931	1,080,263
Radiant Systems, Inc.*	546,515	9,345,406
Renaissance Learning, Inc.	14,256	145,269
Rosetta Stone, Inc.*	5,800	123,192
S1 Corp.*	35,400	184,434
Smith Micro Software, Inc.*	22,800	226,632
SolarWinds, Inc.*	22,300	384,898
Sonic Solutions, Inc.*	22,800	259,464

See Notes to Portfolio of Investments.

EQ ADVISORS TRUST

EQ/ALLIANCEBERNSTEIN SMALL CAP GROWTH PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

September 30, 2010 (Unaudited)

	Number of Shares	Value (Note 1)
Sourcefire, Inc.*	18,200	$524,888
SS&C Technologies Holdings, Inc.*	11,600	183,280
SuccessFactors, Inc.*	380,009	9,542,026
Synchronoss Technologies, Inc.*	14,300	254,683
Take-Two Interactive Software, Inc.*	46,600	472,524
Taleo Corp., Class A*	282,260	8,182,717
TeleCommunication Systems, Inc., Class A*	25,900	101,269
TeleNav, Inc.*	22,800	120,612
THQ, Inc.*	47,478	190,862
TIBCO Software, Inc.*	607,790	10,782,195
TiVo, Inc.*	70,000	634,200
Tyler Technologies, Inc.*	24,100	485,856
Ultimate Software Group, Inc.*	16,000	618,240
Unica Corp.*	19,000	398,620
VASCO Data Security International, Inc.*	20,900	135,850
VirnetX Holding Corp.	31,200	458,016
Wave Systems Corp., Class A*	57,000	127,680
Websense, Inc.*	28,200	500,268

		109,278,853

Total Information Technology		307,450,212

Materials (3.6%)
Chemicals (1.8%)
A. Schulman, Inc.	18,100	364,715
American Vanguard Corp.	48,537	299,958
Arch Chemicals, Inc.	16,000	561,440
Balchem Corp.	17,700	546,222
Calgon Carbon Corp.*	36,300	526,350
Ferro Corp.*	55,554	716,091
Georgia Gulf Corp.*	21,600	352,944
H.B. Fuller Co.	29,200	580,204
Hawkins, Inc.	6,600	233,772
Innophos Holdings, Inc.	14,100	466,710
KMG Chemicals, Inc.	13,000	183,170
Koppers Holdings, Inc.	13,500	362,745
Kraton Performance Polymers, Inc.*	9,600	260,640
Landec Corp.*	31,300	194,373
LSB Industries, Inc.*	11,500	213,555
Minerals Technologies, Inc.	11,300	665,796
NewMarket Corp.	6,400	727,552
NL Industries, Inc.	23,211	210,756
Olin Corp.	51,200	1,032,192
OM Group, Inc.*	18,400	554,208
Omnova Solutions, Inc.*	27,800	199,882
PolyOne Corp.*	61,000	737,490
Quaker Chemical Corp.	7,000	227,920
Rockwood Holdings, Inc.*	33,000	1,038,510
Sensient Technologies Corp.	31,600	963,484
Solutia, Inc.*	656,890	10,523,378
Spartech Corp.*	23,400	192,114
Stepan Co.	4,200	248,262
STR Holdings, Inc.*	18,100	389,874
TPC Group, Inc.*	11,500	273,930
W.R. Grace & Co.*	47,600	1,329,944
Westlake Chemical Corp.	13,100	392,083
Zep, Inc.	11,600	202,304
Zoltek Cos., Inc.*	17,300	168,156

		25,940,724

Construction Materials (0.0%)
Headwaters, Inc.*	35,800	128,880
Texas Industries, Inc.	15,300	482,256
United States Lime & Minerals, Inc.*	3,600	139,176

		750,312

Containers & Packaging (0.3%)
AEP Industries, Inc.*	7,412	$175,071
Boise, Inc.*	46,900	304,381
Graham Packaging Co., Inc.*	15,300	180,846
Graphic Packaging Holding Co.*	93,878	313,553
Myers Industries, Inc.	19,600	168,364
Rock-Tenn Co., Class A	25,700	1,280,117
Silgan Holdings, Inc.	35,800	1,134,860

		3,557,192

Metals & Mining (1.2%)
A.M. Castle & Co.*	12,900	170,925
Allied Nevada Gold Corp.*	50,100	1,327,650
AMCOL International Corp.	18,000	471,420
Brush Engineered Materials, Inc.*	11,100	315,684
Capital Gold Corp.*	48,600	234,738
Century Aluminum Co.*	40,700	536,019
Coeur d’Alene Mines Corp.*	55,670	1,108,946
General Moly, Inc.*	59,200	216,672
Globe Specialty Metals, Inc.*	39,200	550,368
Golden Star Resources Ltd.*	164,800	814,112
Haynes International, Inc.	7,000	244,440
Hecla Mining Co.*	162,400	1,026,368
Horsehead Holding Corp.*	22,700	224,049
Jaguar Mining, Inc.*	53,700	349,050
Kaiser Aluminum Corp.	10,200	436,458
Metals USA Holdings Corp.*	12,300	159,654
Molycorp, Inc.*	168,950	4,779,596
Noranda Aluminum Holding Corp.*	24,300	199,746
Olympic Steel, Inc.	6,900	158,631
RTI International Metals, Inc.*	19,000	581,780
Stillwater Mining Co.*	33,575	565,403
Thompson Creek Metals Co., Inc.*	89,400	963,732
U.S. Energy Corp. Wyoming*	38,700	175,698
U.S. Gold Corp.*	50,500	250,985
Universal Stainless & Alloy Products, Inc.*	8,700	213,672
Worthington Industries, Inc.	41,799	628,239

		16,704,035

Paper & Forest Products (0.3%)
Buckeye Technologies, Inc.	26,200	385,402
Clearwater Paper Corp.*	7,014	533,625
Deltic Timber Corp.	7,100	318,080
KapStone Paper and Packaging Corp.*	23,800	288,932
Louisiana-Pacific Corp.*	79,600	602,572
Neenah Paper, Inc.	9,400	142,880
P.H. Glatfelter Co.	29,400	357,504
Schweitzer-Mauduit International, Inc.	11,400	664,734
Verso Paper Corp.*	65,800	189,504
Wausau Paper Corp.*	29,100	241,239

		3,724,472

Total Materials		50,676,735

Telecommunication Services (0.5%)
Diversified Telecommunication Services (0.3%)
AboveNet, Inc.*	14,400	750,096
Alaska Communications Systems Group, Inc.	20,400	207,060
Atlantic Tele-Network, Inc.	8,300	408,692
Cbeyond, Inc.*	11,300	144,979
Cincinnati Bell, Inc.*	152,000	405,840
Cogent Communications Group, Inc.*	22,400	212,128
Consolidated Communications Holdings, Inc.	14,700	274,449

See Notes to Portfolio of Investments.

EQ ADVISORS TRUST

EQ/ALLIANCEBERNSTEIN SMALL CAP GROWTH PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

September 30, 2010 (Unaudited)

	Number of Shares	Value (Note 1)
General Communication, Inc., Class A*	31,200	$311,064
Global Crossing Ltd.*	22,650	291,279
Globalstar, Inc.*	112,300	195,402
IDT Corp., Class B*	12,200	217,038
Iridium Communications, Inc.*	21,800	186,172
Neutral Tandem, Inc.*	21,950	262,302
PAETEC Holding Corp.*	91,196	374,816
Premiere Global Services, Inc.*	34,199	242,129
Vonage Holdings Corp.*	78,500	200,175

		4,683,621

Wireless Telecommunication Services (0.2%)
FiberTower Corp.*	42,400	179,776
ICO Global Communications Holdings Ltd.*	128,800	211,232
NTELOS Holdings Corp.	18,000	304,560
Shenandoah Telecommunications Co.	13,764	250,092
Syniverse Holdings, Inc.*	45,800	1,038,286
USA Mobility, Inc.	12,643	202,667

		2,186,613

Total Telecommunication Services		6,870,234

Utilities (1.6%)
Electric Utilities (0.6%)
Allete, Inc.	20,200	735,886
Central Vermont Public Service Corp.	10,000	201,700
Cleco Corp.	39,700	1,175,914
El Paso Electric Co.*	27,100	644,438
Empire District Electric Co.	24,525	494,179
IDACORP, Inc.	35,300	1,267,976
MGE Energy, Inc.	15,400	609,686
PNM Resources, Inc.	58,000	660,620
Portland General Electric Co.	49,600	1,005,888
UIL Holdings Corp.	34,050	958,848
UniSource Energy Corp.	22,600	755,518
Unitil Corp.	7,300	160,235

		8,670,888

Gas Utilities (0.6%)
Chesapeake Utilities Corp.	4,560	165,163
Laclede Group, Inc.	14,800	509,416
New Jersey Resources Corp.	27,000	1,058,940
Nicor, Inc.	28,900	1,324,198
Northwest Natural Gas Co.	17,300	820,885
Piedmont Natural Gas Co., Inc.#	48,400	1,403,600
South Jersey Industries, Inc.	19,900	984,453
Southwest Gas Corp.	29,900	1,004,341
WGL Holdings, Inc.	37,000	1,397,860

		8,668,856

Independent Power Producers & Energy Traders (0.0%)
American DG Energy, Inc.*	71,300	212,474
Dynegy, Inc.*	65,500	318,985

		531,459

Multi-Utilities (0.2%)
Avista Corp.	35,900	749,592
Black Hills Corp.	26,000	811,200
CH Energy Group, Inc.	10,900	481,344
NorthWestern Corp.	24,091	686,594

		2,728,730

Water Utilities (0.2%)
American States Water Co.	10,300	368,534
Artesian Resources Corp., Class A	10,300	196,421
Cadiz, Inc.*	12,500	128,250
California Water Service Group	12,900	476,655
Connecticut Water Service, Inc.	9,000	215,550
Consolidated Water Co., Ltd.	16,700	$158,316
Middlesex Water Co.	11,700	197,028
SJW Corp.	6,100	150,243
York Water Co.	10,300	165,109

		2,056,106

Total Utilities		22,656,039

Total Common Stocks (99.0%) (Cost $1,061,290,433)		1,388,587,026

INVESTMENT COMPANIES:
Investment Companies(0.1%)
Kayne Anderson Energy Development Co.	6,429	103,185
THL Credit, Inc.	16,100	189,658

Total Investment Companies (0.1%) (Cost $268,210)		292,843

	Principal Amount	Value (Note 1)
SHORT-TERM INVESTMENT:
Time Deposit (1.8%)
JPMorgan Chase Nassau
0.000%, 10/1/10
(Amortized Cost $25,716,714)	$25,716,714	25,716,714

Total Investments (100.9%) (Cost/Amortized Cost $1,087,275,357)		1,414,596,583
Other Assets Less Liabilities (-0.9%)		(12,193,537)

Net Assets (100%)		$1,402,403,046

*	Non-income producing.

#	All, or a portion of security held by broker as collateral for financial futures contracts, with a total collateral value of $968,473.

See Notes to Portfolio of Investments.

EQ ADVISORS TRUST

EQ/ALLIANCEBERNSTEIN SMALL CAP GROWTH PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

September 30, 2010 (Unaudited)

At September 30, 2010, the Portfolio had the following futures contracts open: (Note 1)

	Number of Contracts	Expiration Date	Original Value	Value at 9/30/2010	Unrealized Appreciation/ (Depreciation)
Purchase
Russell 2000 Mini Index	44	December-10	$2,885,742	$2,967,800	$82,058

The following is a summary of the inputs used to value the Portfolio’s assets and liabilities carried at fair value as of September 30, 2010:

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. For example, money market securities are valued using amortized cost, in accordance with rules under the Investment Company Act of 1940. Generally, amortized cost approximates the current fair value of a security, but since the value is not obtained from a quoted price in an active market, such securities are reflected as Level 2.

Various inputs are used in determining the value of the Portfolio’s investments. These inputs are summarized in the three broad levels listed below:

Investment Type	Level 1 Quoted prices in active markets for identical securities	Level 2 Significant other observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)	Level 3 Significant unobservable inputs (including the Portfolio’s own assumptions in determining the fair value of investments)	Total
Assets:
Common Stocks
Consumer Discretionary	$244,494,596	$—	$—	$244,494,596
Consumer Staples	29,774,842	—	—	29,774,842
Energy	73,098,109	—	—	73,098,109
Financials	187,596,358	—	—	187,596,358
Health Care	215,184,255	—	—	215,184,255
Industrials	250,785,646	—	—	250,785,646
Information Technology	307,450,212	—	—	307,450,212
Materials	50,676,735	—	—	50,676,735
Telecommunication Services	6,870,234	—	—	6,870,234
Utilities	22,656,039	—	—	22,656,039
Futures	82,058	—	—	82,058
Investment Companies
Investment Companies	292,843	—	—	292,843
Short-Term Investments	—	25,716,714	—	25,716,714

Total Assets	$1,388,961,927	$25,716,714	$—	$1,414,678,641

Total Liabilities	$—	$—	$—	$—

Total	$1,388,961,927	$25,716,714	$—	$1,414,678,641

Following is a reconciliation of Level 3 assets for which significant unobservable inputs were used to determine fair value:

Investments in Securities-Financials
Balance as of 12/31/09	$805
Total gains or losses (realized/unrealized) included in earnings	(805)
Purchases, sales, issuances, and settlements (net)	—
Transfers into Level 3	—
Transfers out of Level 3	—

Balance as of 9/30/10	$—

The amount of total gains or losses for the year included in earnings attributable to the change in unrealized gains or losses relating to assets and liabilities still held at period ending 9/30/10.	$—

See Notes to Portfolio of Investments.

EQ ADVISORS TRUST

EQ/ALLIANCEBERNSTEIN SMALL CAP GROWTH PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

September 30, 2010 (Unaudited)

Investment security transactions for the nine months ended September 30, 2010 were as follows:

Cost of Purchases:
Stocks and long-term corporate debt securities	$559,663,125
Net Proceeds of Sales and Redemptions:
Stocks and long-term corporate debt securities	$552,124,761

As of September 30, 2010, the gross unrealized appreciation (depreciation) of investments based on the aggregate cost of investments for Federal income tax purposes was as follows:

Aggregate gross unrealized appreciation	$360,916,387
Aggregate gross unrealized depreciation	(59,457,214)

Net unrealized appreciation	$301,459,173

Federal income tax cost of investments	$1,113,137,410

See Notes to Portfolio of Investments.

EQ ADVISORS TRUST

EQ/AXA FRANKLIN SMALL CAP VALUE CORE PORTFOLIO

PORTFOLIO OF INVESTMENTS

September 30, 2010 (Unaudited)

	Number of Shares	Value (Note 1)
COMMON STOCKS:
Consumer Discretionary (14.0%)
Auto Components (1.9%)
American Axle & Manufacturing Holdings, Inc.*	5,930	$53,489
Amerigon, Inc.*	1,850	19,055
Autoliv, Inc.	54,500	3,560,485
Cooper Tire & Rubber Co.	6,436	126,339
Dana Holding Corp.*	14,599	179,860
Dorman Products, Inc.*	1,194	36,799
Drew Industries, Inc.*	15,154	316,112
Exide Technologies, Inc.*	7,586	36,337
Fuel Systems Solutions, Inc.*	1,496	58,508
Gentex Corp.	123,250	2,404,607
Hawk Corp., Class A*	558	24,145
Modine Manufacturing Co.*	4,700	60,959
Spartan Motors, Inc.	2,966	13,762
Standard Motor Products, Inc.	2,400	25,272
Stoneridge, Inc.*	1,970	20,705
Superior Industries International, Inc.	2,070	35,770
Tenneco, Inc.*	6,292	182,279

		7,154,483

Automobiles (1.4%)
Thor Industries, Inc.	130,000	4,342,000
Winnebago Industries, Inc.*	63,488	661,545

		5,003,545

Distributors (0.0%)
Audiovox Corp., Class A*	1,928	13,187
Core-Mark Holding Co., Inc.*	1,009	31,239

		44,426

Diversified Consumer Services (1.0%)
American Public Education, Inc.*	1,874	61,580
Bridgepoint Education, Inc.*	2,006	31,013
Cambium Learning Group, Inc.*	1,244	3,981
Capella Education Co.*	1,732	134,438
Coinstar, Inc.*	3,287	141,308
Corinthian Colleges, Inc.*	9,027	63,370
CPI Corp.	620	16,046
Grand Canyon Education, Inc.*	3,206	70,308
Hillenbrand, Inc.	45,800	985,158
K12, Inc.*	2,690	78,091
Learning Tree International, Inc.	645	6,527
Lincoln Educational Services Corp.*	1,600	23,056
Mac-Gray Corp.	1,600	19,408
Matthews International Corp., Class A	3,200	113,152
Pre-Paid Legal Services, Inc.*	752	46,992
Princeton Review, Inc.*	910	1,856
Regis Corp.	81,410	1,557,373
Sotheby’s, Inc.	7,055	259,765
Steiner Leisure Ltd.*	1,450	55,245
Stewart Enterprises, Inc., Class A	7,810	42,096
Universal Technical Institute, Inc.	2,250	43,987

		3,754,750

Hotels, Restaurants & Leisure (0.7%)
AFC Enterprises, Inc.*	2,735	33,914
Ambassadors Group, Inc.	2,016	22,861
Ameristar Casinos, Inc.	2,940	51,303
Biglari Holdings, Inc.*	146	47,983
BJ’s Restaurants, Inc.*	2,283	64,289
Bluegreen Corp.*	840	2,344
Bob Evans Farms, Inc.	3,214	90,217
Boyd Gaming Corp.*	5,548	40,223
Buffalo Wild Wings, Inc.*	1,800	86,202
California Pizza Kitchen, Inc.*	1,755	$29,940
Caribou Coffee Co., Inc.*	783	8,143
Carrols Restaurant Group, Inc.*	1,391	7,372
CEC Entertainment, Inc.*	2,161	74,187
Cheesecake Factory, Inc.*	6,361	168,376
Churchill Downs, Inc.	1,295	46,257
Cracker Barrel Old Country Store, Inc.	2,456	124,667
Denny’s Corp.*	11,250	34,988
DineEquity, Inc.*	1,855	83,438
Domino’s Pizza, Inc.*	3,865	51,095
Einstein Noah Restaurant Group, Inc.*	770	8,162
Gaylord Entertainment Co.*	3,632	110,776
Interval Leisure Group, Inc.*	4,223	56,884
Isle of Capri Casinos, Inc.*	1,721	12,322
Jack in the Box, Inc.*	5,760	123,494
Jamba, Inc.*	5,981	13,098
Krispy Kreme Doughnuts, Inc.*	7,370	33,755
Landry’s Restaurants, Inc.*	774	18,955
Life Time Fitness, Inc.*	4,390	173,273
Marcus Corp.	2,590	30,692
McCormick & Schmick’s Seafood Restaurants, Inc.*	1,664	12,946
Monarch Casino & Resort, Inc.*	1,240	13,900
Morgans Hotel Group Co.*	2,565	18,776
Multimedia Games, Inc.*	3,055	11,303
O’Charleys, Inc.*	2,104	15,128
Orient-Express Hotels Ltd., Class A*	9,452	105,390
P.F. Chang’s China Bistro, Inc.	2,333	107,785
Papa John’s International, Inc.*	2,214	58,405
Peet’s Coffee & Tea, Inc.*	1,203	41,179
Pinnacle Entertainment, Inc.*	6,110	68,127
Red Lion Hotels Corp.*	800	5,952
Red Robin Gourmet Burgers, Inc.*	1,455	28,533
Ruby Tuesday, Inc.*	6,720	79,766
Ruth’s Hospitality Group, Inc.*	3,269	13,109
Scientific Games Corp., Class A*	6,691	64,903
Shuffle Master, Inc.*	5,250	44,152
Sonic Corp.*	6,803	54,968
Speedway Motorsports, Inc.	1,238	19,412
Texas Roadhouse, Inc.*	5,849	82,237
Vail Resorts, Inc.*	3,728	139,875

		2,635,056

Household Durables (1.6%)
American Greetings Corp., Class A	3,980	73,988
Bassett Furniture Industries, Inc.*	1,000	4,930
Beazer Homes USA, Inc.*	7,662	31,644
Blyth, Inc.	632	26,064
Brookfield Homes Corp.*	1,440	11,794
Cavco Industries, Inc.*	661	23,737
CSS Industries, Inc.	687	11,878
D.R. Horton, Inc.	72,700	808,424
Ethan Allen Interiors, Inc.	32,806	572,793
Furniture Brands International, Inc.*	4,900	26,362
Helen of Troy Ltd.*	3,186	80,574
Hooker Furniture Corp.	74,744	869,273
Hovnanian Enterprises, Inc., Class A*	4,980	19,571
iRobot Corp.*	2,320	43,082
Kid Brands, Inc.*	1,093	9,400
La-Z-Boy, Inc.*	142,460	1,202,362
Libbey, Inc.*	1,624	21,388
Lifetime Brands, Inc.*	848	12,805
M.D.C. Holdings, Inc.	34,950	1,014,598

See Notes to Portfolio of Investments.

EQ ADVISORS TRUST

EQ/AXA FRANKLIN SMALL CAP VALUE CORE PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

September 30, 2010 (Unaudited)

	Number of Shares	Value (Note 1)
M/I Homes, Inc.*	61,330	$635,992
Meritage Homes Corp.*	3,490	68,474
National Presto Industries, Inc.	477	50,786
Ryland Group, Inc.	4,856	87,020
Sealy Corp.*	5,780	14,103
Skyline Corp.	890	18,031
Standard Pacific Corp.*	10,610	42,122
Universal Electronics, Inc.*	1,660	34,611

		5,815,806

Internet & Catalog Retail (0.1%)
1-800-FLOWERS.COM, Inc., Class A*	1,390	2,627
Blue Nile, Inc.*	1,250	55,613
Drugstore.Com, Inc.*	10,970	21,062
Gaiam, Inc., Class A	2,130	14,250
HSN, Inc.*	4,100	122,590
NutriSystem, Inc.	2,789	53,660
Orbitz Worldwide, Inc.*	2,362	14,881
Overstock.com, Inc.*	1,500	23,580
PetMed Express, Inc.	2,247	39,323
Shutterfly, Inc.*	2,788	72,460
U.S. Auto Parts Network, Inc.*	1,302	10,676
Vitacost.com, Inc.*	1,421	8,540

		439,262

Leisure Equipment & Products (0.6%)
Arctic Cat, Inc.*	1,052	10,783
Brunswick Corp.	89,932	1,368,765
Callaway Golf Co.	7,410	51,870
Eastman Kodak Co.*	28,067	117,881
JAKKS Pacific, Inc.*	2,946	51,967
Leapfrog Enterprises, Inc.*	4,300	23,564
Marine Products Corp.*	1,660	10,192
Polaris Industries, Inc.	3,250	211,575
Pool Corp.	5,055	101,454
RC2 Corp.*	2,320	48,604
Smith & Wesson Holding Corp.*	6,353	22,617
Steinway Musical Instruments, Inc.*	617	10,625
Sturm Ruger & Co., Inc.	2,020	27,553
Summer Infant, Inc.*	910	7,116

		2,064,566

Media (0.4%)
AH Belo Corp., Class A*	1,719	12,153
Arbitron, Inc.	2,914	81,505
Ascent Media Corp., Class A*	1,700	45,407
Ballantyne Strong, Inc.*	1,350	11,677
Belo Corp., Class A*	9,713	60,221
Carmike Cinemas, Inc.*	900	7,848
Cinemark Holdings, Inc.	5,895	94,910
CKX, Inc.*	5,804	28,440
Crown Media Holdings, Inc., Class A*	1,900	4,541
Cumulus Media, Inc., Class A*	2,087	5,864
Dex One Corp.*	5,146	63,193
Entercom Communications Corp., Class A*	2,360	18,550
Entravision Communications Corp., Class A*	4,774	9,500
EW Scripps Co., Class A*	3,619	28,518
Fisher Communications, Inc.*	665	11,591
Global Sources Ltd.*	2,840	21,442
Gray Television, Inc.*	4,856	9,761
Harte-Hanks, Inc.	4,410	51,465
Journal Communications, Inc., Class A*	4,614	20,809
Knology, Inc.*	3,520	47,274
Lee Enterprises, Inc.*	4,329	$11,602
LIN TV Corp., Class A*	3,082	13,684
Lions Gate Entertainment Corp.*	6,990	51,376
Live Nation Entertainment, Inc.*	15,075	148,941
LodgeNet Interactive Corp.*	2,912	8,154
Martha Stewart Living Omnimedia, Inc., Class A*	2,260	10,712
McClatchy Co., Class A*	6,133	24,103
Media General, Inc., Class A*	2,167	19,416
Mediacom Communications Corp., Class A*	4,179	27,623
National CineMedia, Inc.	4,448	79,619
Nexstar Broadcasting Group, Inc., Class A*	1,066	5,490
Outdoor Channel Holdings, Inc.*	2,200	12,166
Playboy Enterprises, Inc., Class B*	1,410	7,247
PRIMEDIA, Inc.	2,790	10,602
Radio One, Inc., Class D*	2,961	2,606
Rentrak Corp.*	998	25,219
Scholastic Corp.	3,031	84,322
Sinclair Broadcast Group, Inc., Class A*	4,751	33,352
SuperMedia, Inc.*	1,318	13,931
Valassis Communications, Inc.*	5,210	176,567
Value Line, Inc.	40	555
Warner Music Group Corp.*	4,168	18,756
World Wrestling Entertainment, Inc., Class A	2,702	37,585

		1,458,297

Multiline Retail (1.5%)
99 Cents Only Stores*	4,857	91,700
Bon-Ton Stores, Inc.*	1,108	11,268
Dillard’s, Inc., Class A	4,848	114,607
Fred’s, Inc., Class A	139,090	1,641,262
J.C. Penney Co., Inc.	90,000	2,446,200
Retail Ventures, Inc.*	2,428	26,125
Saks, Inc.*	104,192	896,051
Tuesday Morning Corp.*	52,950	252,572

		5,479,785

Specialty Retail (3.7%)
America’s Car-Mart, Inc.*	1,068	26,892
AnnTaylor Stores Corp.*	6,140	124,274
Asbury Automotive Group, Inc.*	3,060	43,054
Barnes & Noble, Inc.	3,968	64,321
bebe stores, Inc.	3,179	22,921
Big 5 Sporting Goods Corp.	2,020	27,108
Books-A-Million, Inc.	1,300	7,800
Borders Group, Inc.*	3,428	4,079
Brown Shoe Co., Inc.	109,160	1,252,065
Buckle, Inc.	2,718	72,136
Build-A-Bear Workshop, Inc.*	1,969	11,912
Cabela’s, Inc.*	4,188	79,488
Casual Male Retail Group, Inc.*	3,996	16,304
Cato Corp., Class A	9,874	264,228
Charming Shoppes, Inc.*	11,580	40,762
Children’s Place Retail Stores, Inc.*	2,881	140,506
Christopher & Banks Corp.	182,370	1,442,547
Citi Trends, Inc.*	1,480	35,831
Coldwater Creek, Inc.*	5,540	29,196
Collective Brands, Inc.*	6,761	109,123
Conn’s, Inc.*	1,277	5,938
Destination Maternity Corp.*	590	19,423
Dress Barn, Inc.*	6,263	148,746
DSW, Inc., Class A*	1,460	41,902

See Notes to Portfolio of Investments.

EQ ADVISORS TRUST

EQ/AXA FRANKLIN SMALL CAP VALUE CORE PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

September 30, 2010 (Unaudited)

	Number of Shares	Value (Note 1)
Express, Inc.*	1,643	$24,990
Finish Line, Inc., Class A	5,271	73,320
Genesco, Inc.*	2,488	74,341
Group 1 Automotive, Inc.*	82,495	2,464,951
Gymboree Corp.*	15,891	660,112
Haverty Furniture Cos., Inc.	2,188	23,871
hhgregg, Inc.*	1,500	37,140
Hibbett Sports, Inc.*	3,014	75,199
HOT Topic, Inc.	4,080	24,439
Jo-Ann Stores, Inc.*	2,920	130,086
Jos. A. Bank Clothiers, Inc.*	2,809	119,691
Kirkland’s, Inc.*	1,699	23,548
Lithia Motors, Inc., Class A	2,371	22,738
Lumber Liquidators Holdings, Inc.*	2,288	56,216
MarineMax, Inc.*	2,102	14,798
Men’s Wearhouse, Inc.	104,821	2,493,692
Midas, Inc.*	1,379	10,494
Monro Muffler Brake, Inc.	2,017	93,004
New York & Co., Inc.*	2,153	5,533
OfficeMax, Inc.*	8,788	115,035
Pacific Sunwear of California, Inc.*	7,660	40,062
Penske Automotive Group, Inc.*	4,550	60,060
PEP Boys-Manny, Moe & Jack	5,580	59,036
Pier 1 Imports, Inc.*	97,162	795,757
Rent-A-Center, Inc.	6,770	151,513
Rue21, Inc.*	1,520	39,231
Sally Beauty Holdings, Inc.*	9,945	111,384
Select Comfort Corp.*	5,620	38,104
Shoe Carnival, Inc.*	982	19,856
Sonic Automotive, Inc., Class A*	4,141	40,706
Stage Stores, Inc.	4,320	56,160
Stein Mart, Inc.*	3,060	27,020
Systemax, Inc	1,220	14,982
Talbots, Inc.*	7,261	95,119
Ulta Salon Cosmetics & Fragrance, Inc.*	3,333	97,324
Vitamin Shoppe, Inc.*	1,603	44,002
West Marine, Inc.*	105,981	1,076,767
Wet Seal, Inc., Class A*	10,559	35,795
Zumiez, Inc.*	1,990	42,108

		13,418,740

Textiles, Apparel & Luxury Goods (1.1%)
American Apparel, Inc.*	4,740	5,830
Carter’s, Inc.*	6,144	161,772
Cherokee, Inc.	799	14,574
Columbia Sportswear Co.	1,166	68,141
Crocs, Inc.*	9,150	119,042
Culp, Inc.*	808	7,918
Deckers Outdoor Corp.*	4,074	203,537
Delta Apparel, Inc.*	374	5,610
G-III Apparel Group Ltd.*	1,632	51,212
Iconix Brand Group, Inc.*	7,280	127,400
Joe’s Jeans, Inc.*	3,980	8,398
Jones Apparel Group, Inc.	9,314	182,927
Kenneth Cole Productions, Inc., Class A*	760	12,669
K-Swiss, Inc., Class A*	2,741	34,948
LaCrosse Footwear, Inc.	293	4,046
Liz Claiborne, Inc.*	9,605	58,398
Maidenform Brands, Inc.*	2,337	67,423
Movado Group, Inc.*	1,637	17,811
Oxford Industries, Inc.	1,491	35,456
Perry Ellis International, Inc.*	1,017	22,221
Quiksilver, Inc.*	14,300	55,913
R.G. Barry Corp.	499	5,135
Skechers U.S.A., Inc., Class A*	3,615	$84,916
Steven Madden Ltd.*	2,540	104,292
Timberland Co., Class A*	6,831	135,322
True Religion Apparel, Inc.*	2,735	58,365
Under Armour, Inc., Class A*	3,680	165,747
Unifi, Inc.*	4,468	20,151
Volcom, Inc.*	1,970	37,666
Warnaco Group, Inc.*	37,467	1,915,688
Weyco Group, Inc.	950	23,009
Wolverine World Wide, Inc.	5,030	145,920

		3,961,457

Total Consumer Discretionary		51,230,173

Consumer Staples (1.8%)
Beverages (0.0%)
Boston Beer Co., Inc., Class A*	880	58,846
Coca-Cola Bottling Co. Consolidated	409	21,648
Heckmann Corp.*	8,600	33,540
MGP Ingredients, Inc.	1,007	7,905
National Beverage Corp.	1,580	22,120

		144,059

Food & Staples Retailing (0.7%)
Andersons, Inc.	1,915	72,579
Arden Group, Inc., Class A	131	10,807
Casey’s General Stores, Inc.	38,923	1,625,035
Great Atlantic & Pacific Tea Co., Inc.*	4,160	16,474
Ingles Markets, Inc., Class A	1,312	21,792
Nash Finch Co.	1,220	51,899
Pantry, Inc.*	2,450	59,070
Pricesmart, Inc.	1,616	47,074
Rite Aid Corp.*	57,356	54,087
Ruddick Corp.	4,430	153,632
Spartan Stores, Inc.	2,327	33,742
Susser Holdings Corp.*	908	12,712
United Natural Foods, Inc.*	4,350	144,159
Village Super Market, Inc., Class A	710	19,837
Weis Markets, Inc.	1,000	39,130
Winn-Dixie Stores, Inc.*	5,380	38,359

		2,400,388

Food Products (0.8%)
Alico, Inc.	401	9,319
B&G Foods, Inc.	4,557	49,762
Calavo Growers, Inc.	1,040	22,547
Cal-Maine Foods, Inc.	1,440	41,731
Chiquita Brands International, Inc.*	4,974	65,856
Darling International, Inc.*	8,634	73,562
Diamond Foods, Inc.	2,280	93,457
Dole Food Co., Inc.*	3,835	35,090
Farmer Bros Co.	990	15,840
Fresh Del Monte Produce, Inc.*	4,176	90,619
Griffin Land & Nurseries, Inc.	180	4,759
Hain Celestial Group, Inc.*	4,248	101,867
Harbinger Group, Inc.*	1,700	9,435
Imperial Sugar Co.	1,060	13,865
J&J Snack Foods Corp.	1,350	56,606
John B. Sanfilippo & Son, Inc.*	521	6,877
Lancaster Colony Corp.	40,065	1,903,088
Lance, Inc.	2,742	58,405
Lifeway Foods, Inc.*	830	8,732
Pilgrim’s Pride Corp.*	5,004	28,122
Sanderson Farms, Inc.	2,350	101,731
Seneca Foods Corp., Class A*	823	21,554
Smart Balance, Inc.*	5,942	23,055
Synutra International, Inc.*	2,018	23,308
Tootsie Roll Industries, Inc.	2,627	65,360

See Notes to Portfolio of Investments.

EQ ADVISORS TRUST

EQ/AXA FRANKLIN SMALL CAP VALUE CORE PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

September 30, 2010 (Unaudited)

	Number of Shares	Value (Note 1)
TreeHouse Foods, Inc.*	3,670	$169,187

		3,093,734

Household Products (0.1%)
Cellu Tissue Holdings, Inc.*	1,273	15,187
Central Garden & Pet Co., Class A*	5,973	61,880
Oil-Dri Corp. of America	800	17,208
Spectrum Brands Holdings, Inc.*	1,872	50,881
WD-40 Co.	1,700	64,634

		209,790

Personal Products (0.1%)
Elizabeth Arden, Inc.*	2,800	55,972
Female Health Co.	2,300	11,845
Inter Parfums, Inc.	1,504	26,455
Medifast, Inc.*	1,439	39,040
Nature’s Sunshine Products, Inc.*	580	5,185
Nu Skin Enterprises, Inc., Class A	5,060	145,728
Nutraceutical International Corp.*	1,038	16,286
Prestige Brands Holdings, Inc.*	4,156	41,103
Revlon, Inc., Class A*	1,231	15,535
Schiff Nutrition International, Inc.	1,337	10,964
USANA Health Sciences, Inc.*	560	22,602

		390,715

Tobacco (0.1%)
Alliance One International, Inc.*	8,450	35,068
Star Scientific, Inc.*	10,249	21,523
Universal Corp.	2,557	102,510
Vector Group Ltd.	4,527	84,646

		243,747

Total Consumer Staples		6,482,433

Energy (7.3%)
Energy Equipment & Services (5.4%)
Allis-Chalmers Energy, Inc.*	4,473	18,652
Atwood Oceanics, Inc.*	67,000	2,040,150
Basic Energy Services, Inc.*	2,540	21,641
Bristow Group, Inc.*	82,374	2,972,054
Cal Dive International, Inc.*	9,508	52,009
CARBO Ceramics, Inc.	1,944	157,464
Complete Production Services, Inc.*	8,106	165,768
Dawson Geophysical Co.*	1,022	27,236
Dril-Quip, Inc.*	3,556	220,863
Global Industries Ltd.*	246,900	1,350,543
Gulf Island Fabrication, Inc.	1,460	26,572
Gulfmark Offshore, Inc., Class A*	2,394	73,544
Helix Energy Solutions Group, Inc.*	135,758	1,512,344
Hercules Offshore, Inc.*	13,142	34,826
Hornbeck Offshore Services, Inc.*	2,388	46,542
ION Geophysical Corp.*	13,184	67,766
Key Energy Services, Inc.*	13,157	125,123
Lufkin Industries, Inc.	3,132	137,495
Matrix Service Co.*	2,865	25,069
Natural Gas Services Group, Inc.*	1,296	19,142
Newpark Resources, Inc.*	8,860	74,424
Oil States International, Inc.*	42,200	1,964,410
OYO Geospace Corp.*	520	30,098
Parker Drilling Co.*	11,360	49,416
PHI, Inc.*	1,710	27,668
Pioneer Drilling Co.*	5,580	35,600
Rowan Cos., Inc.*	102,500	3,111,900
RPC, Inc.	3,370	71,309
Seahawk Drilling, Inc.*	943	7,978
T-3 Energy Services, Inc.*	1,383	36,165
Tesco Corp.*	3,106	37,365
TETRA Technologies, Inc.*	7,924	80,825
Tidewater, Inc.	66,000	$2,957,460
Union Drilling, Inc.*	1,660	7,437
Unit Corp.*	58,950	2,198,245
Vantage Drilling Co.*	11,048	17,677
Willbros Group, Inc.*	4,540	41,632

		19,844,412

Oil, Gas & Consumable Fuels (1.9%)
Alon USA Energy, Inc.	1,280	6,912
American Oil & Gas, Inc.*	5,168	41,861
Apco Oil and Gas International, Inc.	1,180	40,840
Approach Resources, Inc.*	1,240	13,863
Arch Coal, Inc.	16,800	448,728
ATP Oil & Gas Corp.*	4,461	60,893
Berry Petroleum Co., Class A	5,420	171,977
Bill Barrett Corp.*	4,762	171,432
BPZ Resources, Inc.*	10,360	39,679
Brigham Exploration Co.*	12,150	227,812
Callon Petroleum Co.*	2,942	14,563
CAMAC Energy, Inc.*	4,708	15,018
Carrizo Oil & Gas, Inc.*	3,343	80,031
Cheniere Energy, Inc.*	4,916	12,388
Clayton Williams Energy, Inc.*	647	32,732
Clean Energy Fuels Corp.*	4,152	59,000
Cloud Peak Energy, Inc.*	3,600	65,700
Contango Oil & Gas Co.*	1,180	59,189
Crosstex Energy, Inc.*	4,521	35,716
CVR Energy, Inc.*	2,920	24,090
Delek U.S. Holdings, Inc.	1,930	13,819
Delta Petroleum Corp.*	21,510	16,920
DHT Holdings, Inc.	4,190	17,305
Endeavour International Corp.*	12,280	15,841
Energy Partners Ltd.*	2,975	35,730
Energy XXI Bermuda Ltd.*	5,209	120,380
Evolution Petroleum Corp.*	1,304	7,837
FX Energy, Inc.*	4,659	19,288
Gastar Exploration Ltd.*	4,211	16,928
General Maritime Corp.	5,810	28,527
GeoResources, Inc.*	1,328	21,115
GMX Resources, Inc.*	3,162	15,367
Golar LNG Ltd.	3,760	47,075
Goodrich Petroleum Corp.*	2,504	36,483
Green Plains Renewable Energy, Inc.*	1,604	19,424
Gulfport Energy Corp.*	2,846	39,389
Harvest Natural Resources, Inc.*	3,662	38,158
Houston American Energy Corp.	1,853	18,530
International Coal Group, Inc.*	13,439	71,495
Isramco, Inc.*	200	12,040
James River Coal Co.*	2,735	47,945
Knightsbridge Tankers Ltd.	1,709	32,300
Kodiak Oil & Gas Corp.*	15,380	52,138
L&L Energy, Inc.*	1,532	12,287
Magnum Hunter Resources Corp.*	4,978	20,609
McMoRan Exploration Co.*	8,984	154,615
Miller Petroleum, Inc.*	1,838	9,907
Nordic American Tanker Shipping Ltd.	4,759	127,351
Northern Oil and Gas, Inc.*	4,620	78,263
Oasis Petroleum, Inc.*	5,007	96,986
Overseas Shipholding Group, Inc.	42,631	1,463,096
Panhandle Oil and Gas, Inc., Class A	800	19,752
Patriot Coal Corp.*	8,163	93,140
Penn Virginia Corp.	4,815	77,233
Petroleum Development Corp.*	1,976	54,538
PetroQuest Energy, Inc.*	6,020	36,662
RAM Energy Resources, Inc.*	5,240	8,174

See Notes to Portfolio of Investments.

EQ ADVISORS TRUST

EQ/AXA FRANKLIN SMALL CAP VALUE CORE PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

September 30, 2010 (Unaudited)

	Number of Shares	Value (Note 1)
Rentech, Inc.*	21,628	$21,325
Resolute Energy Corp.*	3,906	43,200
REX American Resources Corp.*	990	14,345
Rex Energy Corp.*	3,373	43,174
Rosetta Resources, Inc.*	5,582	131,121
Scorpio Tankers, Inc.*	975	11,008
Ship Finance International Ltd.	4,756	92,409
Stone Energy Corp.*	4,634	68,259
Swift Energy Co.*	3,967	111,393
Syntroleum Corp.*	7,358	13,759
Teekay Corp.	47,869	1,279,538
Teekay Tankers Ltd., Class A	2,648	34,450
TransAtlantic Petroleum Ltd.*	15,149	44,841
Uranium Energy Corp.*	7,200	23,616
USEC, Inc.*	11,783	61,154
VAALCO Energy, Inc.*	5,050	28,987
Venoco, Inc.*	2,190	42,990
W&T Offshore, Inc.	3,670	38,902
Warren Resources, Inc.*	6,280	24,932
Western Refining, Inc.*	5,049	26,457
World Fuel Services Corp.	6,400	166,464

		6,941,395

Total Energy		26,785,807

Financials (13.8%)
Capital Markets (0.6%)
American Capital Ltd.*	35,785	207,911
Apollo Investment Corp.	20,061	205,224
Artio Global Investors, Inc.	2,916	44,615
BGC Partners, Inc., Class A	5,645	33,701
BlackRock Kelso Capital Corp.	5,848	67,252
Calamos Asset Management, Inc., Class A	1,770	20,355
Capital Southwest Corp.	314	28,511
Cohen & Steers, Inc.	2,030	44,051
Cowen Group, Inc., Class A*	2,900	9,541
Diamond Hill Investment Group, Inc.	290	21,170
Duff & Phelps Corp., Class A	2,676	36,046
Epoch Holding Corp.	1,720	22,154
Evercore Partners, Inc., Class A	1,627	46,548
FBR Capital Markets Corp.*	4,819	15,132
Fifth Street Finance Corp.	4,569	50,899
Financial Engines, Inc.*	1,137	15,099
GAMCO Investors, Inc., Class A	711	27,395
GFI Group, Inc.	6,260	29,046
Gladstone Capital Corp.	1,860	20,962
Gladstone Investment Corp.	1,590	10,653
Gleacher & Co., Inc.*	6,770	10,900
Golub Capital BDC, Inc.	587	8,981
Harris & Harris Group, Inc.*	2,360	10,077
Hercules Technology Growth Capital, Inc.	3,180	32,150
HFF, Inc., Class A*	1,724	15,999
International Assets Holding Corp.*	1,271	23,005
Investment Technology Group, Inc.*	4,483	63,748
JMP Group, Inc.	2,200	13,420
KBW, Inc.	3,510	89,856
Knight Capital Group, Inc., Class A*	9,457	117,172
LaBranche & Co., Inc.*	4,197	16,368
Ladenburg Thalmann Financial Services, Inc.*	8,981	9,161
Main Street Capital Corp.	1,400	22,246
MCG Capital Corp.	7,827	45,710
MF Global Holdings Ltd.*	9,269	66,737
MVC Capital, Inc.	2,660	34,500
NGP Capital Resources Co.	1,640	$14,858
Oppenheimer Holdings, Inc., Class A	1,110	31,025
optionsXpress Holdings, Inc.*	4,462	68,536
PennantPark Investment Corp.	3,122	33,124
Penson Worldwide, Inc.*	2,570	12,773
Piper Jaffray Cos., Inc.*	1,820	53,017
Prospect Capital Corp.	6,703	65,086
Pzena Investment Management, Inc., Class A	1,100	7,557
Rodman & Renshaw Capital Group, Inc.*	1,582	3,401
Safeguard Scientifics, Inc.*	2,143	26,852
Sanders Morris Harris Group, Inc.	2,900	16,414
Solar Capital Ltd.	793	17,010
Stifel Financial Corp.*	3,680	170,347
SWS Group, Inc.	2,450	17,567
TICC Capital Corp.	2,817	29,156
TradeStation Group, Inc.*	3,987	26,234
Triangle Capital Corp.	1,076	17,194
Virtus Investment Partners, Inc.*	582	17,611
Westwood Holdings Group, Inc.	740	25,034

		2,189,091

Commercial Banks (2.1%)
1st Source Corp.	1,920	33,331
1st United Bancorp, Inc.*	1,716	11,034
Alliance Financial Corp./New York	600	18,138
American National Bankshares, Inc.	900	19,746
Ameris Bancorp*	2,305	21,552
Ames National Corp.	1,040	20,738
Arrow Financial Corp.	1,285	32,239
BancFirst Corp.	800	32,368
Banco Latinoamericano de Comercio Exterior S.A., Class E	2,430	35,114
Bancorp Rhode Island, Inc.	200	5,586
Bancorp, Inc./Delaware*	2,701	18,070
Bank of Marin Bancorp/California	700	22,568
Bank of the Ozarks, Inc.	1,254	46,511
Boston Private Financial Holdings, Inc.	6,590	43,099
Bridge Bancorp, Inc.	900	22,491
Bryn Mawr Bank Corp.	1,100	18,942
Camden National Corp.	950	32,917
Capital City Bank Group, Inc.	1,570	19,060
Cardinal Financial Corp.	2,991	28,744
Cathay General Bancorp	7,905	93,990
Center Financial Corp.*	3,212	16,349
Centerstate Banks, Inc.	2,109	18,095
Century Bancorp, Inc./Massachusetts, Class A	355	8,481
Chemical Financial Corp.	61,412	1,267,544
Citizens & Northern Corp.	1,577	20,501
Citizens Republic Bancorp, Inc.*	38,543	34,731
City Holding Co.	1,520	46,618
CNB Financial Corp./Pennsylvania	1,300	17,875
CoBiz Financial, Inc.	3,148	17,503
Columbia Banking System, Inc.	4,141	81,371
Community Bank System, Inc.	3,220	74,092
Community Trust Bancorp, Inc.	1,410	38,197
CVB Financial Corp.	9,148	68,701
Danvers Bancorp, Inc.	1,980	30,353
Eagle Bancorp, Inc.*	2,000	22,960
Encore Bancshares, Inc.*	469	3,372
Enterprise Financial Services Corp.	1,640	15,252
F.N.B. Corp./Pennsylvania	11,420	97,755
Financial Institutions, Inc.	1,133	20,009

See Notes to Portfolio of Investments.

EQ ADVISORS TRUST

EQ/AXA FRANKLIN SMALL CAP VALUE CORE PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

September 30, 2010 (Unaudited)

	Number of Shares	Value (Note 1)
First Bancorp, Inc./Maine	1,310	$18,117
First Bancorp/North Carolina	1,518	20,675
First Bancorp/Puerto Rico*	6,500	1,820
First Busey Corp.	5,985	27,232
First Commonwealth Financial Corp.	9,710	52,920
First Community Bancshares, Inc./Virginia	1,504	19,402
First Financial Bancorp	5,880	98,078
First Financial Bankshares, Inc.	2,310	108,547
First Financial Corp./Indiana	1,164	34,338
First Interstate Bancsystem, Inc.	901	12,127
First Merchants Corp.	2,713	20,700
First Midwest Bancorp, Inc./Illinois	7,407	85,403
First of Long Island Corp.	800	19,984
First South Bancorp, Inc./North Carolina	1,310	12,995
FirstMerit Corp.	11,354	208,005
German American Bancorp, Inc.	1,500	25,740
Glacier Bancorp, Inc.	7,253	105,894
Great Southern Bancorp, Inc.	1,300	28,301
Green Bankshares, Inc.*	1,112	7,550
Hancock Holding Co.	2,884	86,722
Hanmi Financial Corp.*	4,788	6,129
Heartland Financial USA, Inc.	1,680	25,855
Heritage Financial Corp./Washington*	1,100	15,400
Home Bancorp, Inc.*	1,400	18,732
Home Bancshares, Inc./Arkansas	2,332	47,386
Hudson Valley Holding Corp.	1,225	23,912
IBERIABANK Corp.	2,723	136,096
Independent Bank Corp./Massachusetts	1,980	44,590
International Bancshares Corp.	5,538	93,537
Investors Bancorp, Inc.*	4,600	54,464
Lakeland Bancorp, Inc.	1,650	13,910
Lakeland Financial Corp.	1,440	26,870
MainSource Financial Group, Inc.	1,660	12,682
MB Financial, Inc.	5,442	88,269
Merchants Bancshares, Inc.	200	4,988
Metro Bancorp, Inc.*	1,176	12,219
Midsouth Bancorp, Inc.	1,000	14,150
MidWestOne Financial Group, Inc.	487	7,139
Nara Bancorp, Inc.*	3,779	26,680
National Bankshares, Inc./Virginia	1,000	25,800
National Penn Bancshares, Inc.	12,750	79,688
NBT Bancorp, Inc.	3,600	79,452
Northfield Bancorp, Inc./New Jersey	2,430	26,293
Old National Bancorp/Indiana	8,770	92,085
OmniAmerican Bancorp, Inc.*	924	10,413
Oriental Financial Group, Inc.	5,112	67,990
Orrstown Financial Services, Inc.	900	20,844
Pacific Continental Corp.	2,510	22,715
PacWest Bancorp	3,103	59,143
Park National Corp.	1,330	85,173
Peapack-Gladstone Financial Corp.	1,222	14,395
Penns Woods Bancorp, Inc.	600	19,830
Peoples Bancorp, Inc./Ohio	15,560	192,477
Pinnacle Financial Partners, Inc.*	3,170	29,132
Porter Bancorp, Inc.	635	6,375
PrivateBancorp, Inc.	5,400	61,506
Prosperity Bancshares, Inc.	4,710	152,934
Renasant Corp.	2,570	39,090
Republic Bancorp, Inc./Kentucky, Class A	921	19,461
S&T Bancorp, Inc.	2,452	42,714
Sandy Spring Bancorp, Inc.	2,260	35,030
SCBT Financial Corp.	1,309	$40,828
Sierra Bancorp	1,210	14,944
Signature Bank/New York*	4,173	162,079
Simmons First National Corp., Class A	1,540	43,536
Southside Bancshares, Inc.	1,649	31,150
Southwest Bancorp, Inc./Oklahoma	1,932	25,058
State Bancorp, Inc./New York	1,608	14,440
StellarOne Corp.	2,060	26,203
Sterling Bancorp/New York	2,880	25,027
Sterling Bancshares, Inc./Texas	10,061	54,028
Suffolk Bancorp	1,050	26,586
Susquehanna Bancshares, Inc.	13,297	112,227
SVB Financial Group*	4,322	182,907
SY Bancorp, Inc.	1,450	35,989
Taylor Capital Group, Inc.*	849	9,738
Texas Capital Bancshares, Inc.*	3,699	63,882
Tompkins Financial Corp.	847	33,592
Tower Bancorp, Inc.	600	12,162
TowneBank/Virginia	2,740	40,990
Trico Bancshares	1,516	23,301
Trustmark Corp.	6,510	141,527
UMB Financial Corp.	3,220	114,342
Umpqua Holdings Corp.	11,704	132,723
Union First Market Bankshares Corp.	1,944	25,389
United Bankshares, Inc.	3,840	95,578
United Community Banks, Inc./Georgia*	9,464	21,199
Univest Corp. of Pennsylvania	1,748	30,520
Virginia Commerce Bancorp, Inc.*	1,615	7,849
Washington Banking Co.	1,586	21,982
Washington Trust Bancorp, Inc.	1,790	34,225
Webster Financial Corp.	6,902	121,199
WesBanco, Inc.	2,710	44,281
West Bancorp, Inc.*	1,718	10,823
West Coast Bancorp/Oregon*	9,643	21,986
Westamerica Bancorp	2,979	162,326
Western Alliance Bancorp*	5,986	40,106
Whitney Holding Corp./Louisiana	9,925	81,087
Wilshire Bancorp, Inc.	2,160	14,126
Wintrust Financial Corp.	3,217	104,263

		7,530,293

Consumer Finance (0.2%)
Advance America Cash Advance Centers, Inc.	5,301	21,363
Cardtronics, Inc.*	2,815	43,436
Cash America International, Inc.	3,140	109,900
CompuCredit Holdings Corp.	2,300	11,086
Credit Acceptance Corp.*	600	36,336
Dollar Financial Corp.*	2,614	54,554
EZCORP, Inc., Class A*	4,811	96,412
First Cash Financial Services, Inc.*	3,063	84,998
First Marblehead Corp.*	7,750	18,135
Nelnet, Inc., Class A	2,712	62,051
Student Loan Corp.	198	5,881
World Acceptance Corp.*	1,752	77,368

		621,520

Diversified Financial Services (0.1%)
Asset Acceptance Capital Corp.*	2,160	11,599
Asta Funding, Inc.	750	5,723
California First National Bancorp	200	2,534
Compass Diversified Holdings	3,377	54,572
Encore Capital Group, Inc.*	1,437	25,895
Life Partners Holdings, Inc.	825	15,700
MarketAxess Holdings, Inc.	3,050	51,789

See Notes to Portfolio of Investments.

EQ ADVISORS TRUST

EQ/AXA FRANKLIN SMALL CAP VALUE CORE PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

September 30, 2010 (Unaudited)

	Number of Shares	Value (Note 1)
Marlin Business Services Corp.*	697	$8,364
Medallion Financial Corp.	1,549	12,067
NewStar Financial, Inc.*	3,201	23,719
PHH Corp.*	5,749	121,074
PICO Holdings, Inc.*	2,402	71,724
Portfolio Recovery Associates, Inc.*	1,757	113,590
Primus Guaranty Ltd.*	2,740	12,494
		530,844
Insurance (7.8%)
Alterra Capital Holdings Ltd.	9,969	198,582
Ambac Financial Group, Inc.*	30,330	16,833
American Equity Investment Life Holding Co.	5,660	57,958
American National Insurance Co.	11,550	877,454
American Physicians Capital, Inc.	660	27,364
American Physicians Service Group, Inc.	600	19,410
American Safety Insurance Holdings Ltd.*	920	15,033
AMERISAFE, Inc.*	1,700	31,926
Amtrust Financial Services, Inc.	2,770	40,220
Argo Group International Holdings Ltd.	3,130	108,736
Arthur J. Gallagher & Co.	39,300	1,036,341
Aspen Insurance Holdings Ltd.	80,950	2,451,166
Baldwin & Lyons, Inc., Class B	1,100	27,995
Citizens, Inc./Texas*	4,400	30,316
CNA Surety Corp.*	2,110	37,811
CNO Financial Group, Inc.*	23,445	129,885
Crawford & Co., Class B*	3,080	7,484
Delphi Financial Group, Inc., Class A	4,730	118,203
Donegal Group, Inc., Class A	1,630	21,304
eHealth, Inc.*	2,512	32,455
EMC Insurance Group, Inc.	559	11,918
Employers Holdings, Inc.	4,622	72,889
Enstar Group, Ltd.*	690	50,094
Erie Indemnity Co., Class A	31,750	1,779,905
FBL Financial Group, Inc., Class A	1,550	40,269
First American Financial Corp.	10,691	159,724
First Mercury Financial Corp.	1,431	14,424
Flagstone Reinsurance Holdings S.A.	5,148	54,620
FPIC Insurance Group, Inc.*	830	29,125
Global Indemnity plc*	1,497	24,027
Greenlight Capital Reinsurance Ltd., Class A*	3,009	75,285
Hallmark Financial Services*	1,098	9,597
Hanover Insurance Group, Inc.	23,000	1,081,000
Harleysville Group, Inc.	1,310	42,955
HCC Insurance Holdings, Inc.	25,100	654,859
Hilltop Holdings, Inc.*	3,690	35,350
Horace Mann Educators Corp.	3,820	67,920
Infinity Property & Casualty Corp.	1,448	70,619
Kansas City Life Insurance Co.	590	18,402
Maiden Holdings Ltd.	6,130	46,649
Meadowbrook Insurance Group, Inc.	5,965	53,506
Montpelier Reinsurance Holdings Ltd.	108,346	1,876,553
National Financial Partners Corp.*	4,640	58,789
National Interstate Corp.	970	21,117
National Western Life Insurance Co., Class A	233	32,778
Navigators Group, Inc.*	1,180	52,663
NYMAGIC, Inc.	770	19,766
Old Republic International Corp.	244,000	3,379,400
Phoenix Cos., Inc.*	10,900	22,890
Platinum Underwriters Holdings Ltd.	4,596	200,018
PMA Capital Corp., Class A*	2,810	$21,187
Presidential Life Corp.	2,145	21,021
Primerica, Inc.	2,476	50,362
ProAssurance Corp.*	3,468	199,722
Protective Life Corp.	172,600	3,755,776
RLI Corp.	23,540	1,332,835
Safety Insurance Group, Inc.	1,440	60,509
SeaBright Holdings, Inc.	1,800	14,508
Selective Insurance Group, Inc.	5,250	85,523
StanCorp Financial Group, Inc.	45,500	1,729,000
State Auto Financial Corp.	1,563	23,773
Stewart Information Services Corp.	2,100	23,772
Tower Group, Inc.	101,434	2,368,484
Transatlantic Holdings, Inc.	28,000	1,422,960
United Fire & Casualty Co.	2,286	48,486
Universal Insurance Holdings, Inc.	2,300	10,327
Validus Holdings Ltd.	71,522	1,885,320
		28,397,152
Real Estate Investment Trusts (REITs) (2.1%)
Acadia Realty Trust (REIT)	4,139	78,641
Agree Realty Corp. (REIT)	850	21,462
Alexander’s, Inc. (REIT)	250	78,945
American Campus Communities, Inc. (REIT)	6,769	206,048
American Capital Agency Corp. (REIT)	3,392	90,125
Anworth Mortgage Asset Corp. (REIT)	11,120	79,286
Apollo Commercial Real Estate Finance, Inc. (REIT)	1,300	20,891
Ashford Hospitality Trust, Inc. (REIT)*	4,428	40,073
Associated Estates Realty Corp. (REIT)	3,218	44,988
BioMed Realty Trust, Inc. (REIT)	12,145	217,638
CapLease, Inc. (REIT)	7,050	39,409
Capstead Mortgage Corp. (REIT)	7,990	86,851
CBL & Associates Properties, Inc. (REIT)	14,593	190,585
Cedar Shopping Centers, Inc. (REIT)	5,620	34,170
Chatham Lodging Trust (REIT)*	636	11,836
Chesapeake Lodging Trust (REIT)	1,153	18,863
Cogdell Spencer, Inc. (REIT)	4,183	26,437
Colonial Properties Trust (REIT)	7,276	117,798
Colony Financial, Inc. (REIT)	1,900	35,112
Cousins Properties, Inc. (REIT)	8,880	63,403
CreXus Investment Corp. (REIT)	1,900	22,857
Cypress Sharpridge Investments, Inc. (REIT)	3,719	49,649
DCT Industrial Trust, Inc. (REIT)	21,678	103,838
DiamondRock Hospitality Co. (REIT)*	16,030	152,125
DuPont Fabros Technology, Inc. (REIT)	4,326	108,799
Dynex Capital, Inc. (REIT)	1,211	13,055
EastGroup Properties, Inc. (REIT)	3,070	114,757
Education Realty Trust, Inc. (REIT)	5,881	42,049
Entertainment Properties Trust (REIT)	4,833	208,689
Equity Lifestyle Properties, Inc. (REIT)	2,724	148,403
Equity One, Inc. (REIT)	4,093	69,090
Excel Trust, Inc. (REIT)	1,117	12,589
Extra Space Storage, Inc. (REIT)	9,160	146,926
FelCor Lodging Trust, Inc. (REIT)*	7,284	33,506

See Notes to Portfolio of Investments.

EQ ADVISORS TRUST

EQ/AXA FRANKLIN SMALL CAP VALUE CORE PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

September 30, 2010 (Unaudited)

	Number of Shares	Value (Note 1)
First Industrial Realty Trust, Inc. (REIT)*	6,610	$33,513
First Potomac Realty Trust (REIT)	4,486	67,290
Franklin Street Properties Corp. (REIT)	7,570	94,019
Getty Realty Corp. (REIT)	2,130	57,148
Gladstone Commercial Corp. (REIT)	809	13,882
Glimcher Realty Trust (REIT)	8,833	54,323
Government Properties Income Trust (REIT)	2,858	76,309
Hatteras Financial Corp. (REIT)	4,080	116,158
Healthcare Realty Trust, Inc. (REIT)	6,571	153,696
Hersha Hospitality Trust (REIT)	11,998	62,150
Highwoods Properties, Inc. (REIT)	7,503	243,622
Home Properties, Inc. (REIT)	3,889	205,728
Inland Real Estate Corp. (REIT)	8,210	68,225
Invesco Mortgage Capital, Inc. (REIT)	2,711	58,341
Investors Real Estate Trust (REIT)	7,020	58,828
iStar Financial, Inc. (REIT)*	9,469	28,975
Kilroy Realty Corp. (REIT)	5,726	189,760
Kite Realty Group Trust (REIT)	6,160	27,350
LaSalle Hotel Properties (REIT)	7,402	173,133
Lexington Realty Trust (REIT)	10,546	75,509
LTC Properties, Inc. (REIT)	2,276	58,084
Medical Properties Trust, Inc. (REIT)	11,170	113,264
MFA Financial, Inc. (REIT)	30,781	234,859
Mid-America Apartment Communities, Inc. (REIT)	3,402	198,269
Mission West Properties, Inc. (REIT)	1,040	7,051
Monmouth Real Estate Investment Corp. (REIT), Class A	2,612	20,426
MPG Office Trust, Inc. (REIT)*	4,948	12,370
National Health Investors, Inc. (REIT)	2,890	127,333
National Retail Properties, Inc. (REIT)	8,792	220,767
Newcastle Investment Corp. (REIT)*	6,367	19,738
NorthStar Realty Finance Corp. (REIT)	8,230	30,780
Omega Healthcare Investors, Inc. (REIT)	9,828	220,639
One Liberty Properties, Inc. (REIT)	754	11,996
Parkway Properties, Inc./Maryland (REIT)	2,630	38,924
Pebblebrook Hotel Trust (REIT)*	3,559	64,098
Pennsylvania Real Estate Investment Trust (REIT)	5,760	68,314
Pennymac Mortgage Investment Trust (REIT)	2,000	35,780
Post Properties, Inc. (REIT)	5,234	146,133
Potlatch Corp. (REIT)	4,078	138,652
PS Business Parks, Inc. (REIT)	1,883	106,521
RAIT Financial Trust (REIT)*	6,849	11,301
Ramco-Gershenson Properties Trust (REIT)	3,675	39,359
Redwood Trust, Inc. (REIT)	8,710	125,947
Resource Capital Corp. (REIT)	4,310	27,368
Retail Opportunity Investments Corp. (REIT)	4,301	41,161
Saul Centers, Inc. (REIT)	621	26,051
Sovran Self Storage, Inc. (REIT)	2,739	103,808
Strategic Hotels & Resorts, Inc. (REIT)*	14,888	63,125
Sun Communities, Inc. (REIT)	1,972	60,540
Sunstone Hotel Investors, Inc. (REIT)*	10,090	$91,516
Tanger Factory Outlet Centers (REIT)	4,458	210,150
Terreno Realty Corp. (REIT)*	1,314	23,941
Two Harbors Investment Corp. (REIT)	2,135	19,258
UMH Properties, Inc. (REIT)	773	8,302
Universal Health Realty Income Trust (REIT)	1,131	38,918
Urstadt Biddle Properties, Inc. (REIT), Class A	2,140	38,691
U-Store-It Trust (REIT)	7,800	65,130
Walter Investment Management Corp. (REIT)	2,617	45,771
Washington Real Estate Investment Trust (REIT)	6,373	202,215
Winthrop Realty Trust (REIT)	1,637	20,233
		7,723,635
Real Estate Management & Development (0.0%)
Avatar Holdings, Inc.*	814	15,531
Consolidated-Tomoka Land Co.	549	15,652
Forestar Group, Inc.*	3,980	67,859
Hudson Pacific Properties, Inc. (REIT)	1,525	24,964
Kennedy-Wilson Holdings, Inc.*	1,753	18,582
Tejon Ranch Co.*	1,340	29,038
Thomas Properties Group, Inc.*	3,193	11,399
		183,025
Thrifts & Mortgage Finance (0.9%)
Abington Bancorp, Inc.	1,680	17,707
Astoria Financial Corp.	8,700	118,581
Bank Mutual Corp.	4,140	21,487
BankFinancial Corp.	1,640	15,039
Beneficial Mutual Bancorp, Inc.*	4,080	36,598
Berkshire Hills Bancorp, Inc.	1,700	32,232
BofI Holding, Inc.*	534	6,339
Brookline Bancorp, Inc.	5,736	57,245
Clifton Savings Bancorp, Inc.	1,640	14,104
Dime Community Bancshares, Inc.	3,230	44,735
ESB Financial Corp.	1,400	19,488
ESSA Bancorp, Inc.	1,120	13,261
Farmer Mac, Class C	967	10,463
First Financial Holdings, Inc.	1,751	19,506
Flagstar Bancorp, Inc.*	4,345	7,908
Flushing Financial Corp.	2,790	32,252
Fox Chase Bancorp, Inc.*	1,037	9,810
Heritage Financial Group	300	2,526
Home Federal Bancorp, Inc./Idaho	1,700	20,689
Kearny Financial Corp.	1,352	11,938
K-Fed Bancorp	1,000	7,890
Meridian Interstate Bancorp, Inc.*	1,510	15,915
MGIC Investment Corp.*	20,872	192,649
NASB Financial, Inc.	590	9,765
NewAlliance Bancshares, Inc.	10,900	137,558
Northwest Bancshares, Inc.	11,435	127,958
OceanFirst Financial Corp.	960	11,779
Ocwen Financial Corp.*	7,521	76,263
Oritani Financial Corp.	5,092	50,818
PMI Group, Inc.*	15,042	55,204
Provident Financial Services, Inc.	5,920	73,171
Provident New York Bancorp	4,350	36,496
Radian Group, Inc.	14,012	109,574
Rockville Financial, Inc.	1,340	15,397

See Notes to Portfolio of Investments.

EQ ADVISORS TRUST

EQ/AXA FRANKLIN SMALL CAP VALUE CORE PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

September 30, 2010 (Unaudited)

	Number of Shares	Value (Note 1)
Roma Financial Corp.	1,420	$14,953
Territorial Bancorp, Inc.	1,400	23,562
TrustCo Bank Corp. NY	290,190	1,613,456
United Financial Bancorp, Inc.	1,330	17,968
ViewPoint Financial Group	2,016	18,648
Waterstone Financial, Inc.*	1,210	4,828
Westfield Financial, Inc.	3,830	29,874
WSFS Financial Corp.	590	22,131
		3,177,765
Total Financials		50,353,325
Health Care (6.5%)
Biotechnology (1.0%)
Acorda Therapeutics, Inc.*	4,092	135,118
Affymax, Inc.*	1,660	9,877
Alkermes, Inc.*	9,966	146,002
Allos Therapeutics, Inc.*	8,036	37,930
Alnylam Pharmaceuticals, Inc.*	4,080	50,102
AMAG Pharmaceuticals, Inc.*	2,205	37,948
Arena Pharmaceuticals, Inc.*	11,920	18,714
ARIAD Pharmaceuticals, Inc.*	10,621	40,572
ArQule, Inc.*	3,810	19,622
Array BioPharma, Inc.*	5,949	19,215
AVI BioPharma, Inc.*	10,720	19,725
BioCryst Pharmaceuticals, Inc.*	3,100	15,314
BioSante Pharmaceuticals, Inc.*	5,824	9,784
Biospecifics Technologies Corp.*	500	13,460
Biotime, Inc.*	2,137	10,151
Celera Corp.*	7,960	53,650
Celldex Therapeutics, Inc.*	3,166	12,664
Cepheid, Inc.*	6,176	115,553
Chelsea Therapeutics International Ltd.*	2,400	12,288
Clinical Data, Inc.*	1,137	19,181
Cubist Pharmaceuticals, Inc.*	6,055	141,626
Curis, Inc.*	6,618	9,067
Cytokinetics, Inc.*	5,248	13,855
Cytori Therapeutics, Inc.*	4,105	20,073
CytRx Corp.*	10,845	8,133
Dyax Corp.*	10,324	24,468
Dynavax Technologies Corp.*	6,995	12,801
Emergent Biosolutions, Inc.*	2,020	34,865
Enzon Pharmaceuticals, Inc.*	5,353	60,221
Exact Sciences Corp.*	3,433	24,855
Exelixis, Inc.*	10,570	41,434
Genomic Health, Inc.*	1,740	23,246
Geron Corp.*	9,544	52,778
Halozyme Therapeutics, Inc.*	7,600	58,596
Idenix Pharmaceuticals, Inc.*	3,525	10,928
Immunogen, Inc.*	6,991	43,834
Immunomedics, Inc.*	7,259	23,374
Incyte Corp.*	9,334	149,251
Infinity Pharmaceuticals, Inc.*	1,686	9,290
Inhibitex, Inc.*	4,892	8,806
Inovio Pharmaceuticals, Inc.*	7,936	9,920
InterMune, Inc.*	5,060	68,917
Ironwood Pharmaceuticals, Inc.*	2,035	20,716
Isis Pharmaceuticals, Inc.*	10,210	85,764
Keryx Biopharmaceuticals, Inc.*	5,300	25,493
Lexicon Pharmaceuticals, Inc.*	19,337	30,939
Ligand Pharmaceuticals, Inc., Class B*	14,030	22,167
MannKind Corp.*	6,690	45,224
Martek Biosciences Corp.*	3,494	79,069
Maxygen, Inc.*	2,935	16,994
Medivation, Inc.*	3,350	43,550
Metabolix, Inc.*	2,731	$34,356
Micromet, Inc.*	8,418	56,569
Momenta Pharmaceuticals, Inc.*	4,480	67,424
Nabi Biopharmaceuticals*	4,466	21,437
Nanosphere, Inc.*	1,810	9,104
Neuralstem, Inc.*	4,103	10,340
Neurocrine Biosciences, Inc.*	5,009	30,355
NeurogesX, Inc.*	1,339	9,252
Novavax, Inc.*	8,910	19,513
NPS Pharmaceuticals, Inc.*	5,700	38,988
Nymox Pharmaceutical Corp.*	1,582	5,648
Omeros Corp.*	1,748	12,743
Onyx Pharmaceuticals, Inc.*	6,380	168,304
Opko Health, Inc.*	8,717	19,526
Orexigen Therapeutics, Inc.*	3,514	20,838
Osiris Therapeutics, Inc.*	2,240	16,307
PDL BioPharma, Inc.	11,926	62,731
Peregrine Pharmaceuticals, Inc.*	4,826	6,998
Pharmacyclics, Inc.*	3,846	30,999
Pharmasset, Inc.*	3,061	90,300
Progenics Pharmaceuticals, Inc.*	3,580	18,079
Rigel Pharmaceuticals, Inc.*	5,800	48,778
Sangamo BioSciences, Inc.*	4,010	13,754
Savient Pharmaceuticals, Inc.*	7,362	168,369
Sciclone Pharmaceuticals, Inc.*	4,361	11,513
Seattle Genetics, Inc.*	8,817	136,928
SIGA Technologies, Inc.*	3,438	29,085
Spectrum Pharmaceuticals, Inc.*	5,014	20,908
StemCells, Inc.*	9,100	7,553
Synta Pharmaceuticals Corp.*	2,940	11,731
Targacept, Inc.*	2,453	54,800
Theravance, Inc.*	6,567	131,997
Vanda Pharmaceuticals, Inc.*	3,266	21,817
Vical, Inc.*	5,494	12,252
Zalicus, Inc.*	6,152	7,998
ZIOPHARM Oncology, Inc.*	4,828	18,105
ZymoGenetics, Inc.*	5,600	54,600
		3,517,123
Health Care Equipment & Supplies (2.5%)
Abaxis, Inc.*	2,120	48,972
ABIOMED, Inc.*	3,680	39,045
Accuray, Inc.*	4,984	31,000
AGA Medical Holdings, Inc.*	1,700	23,732
Align Technology, Inc.*	6,194	121,279
Alimera Sciences, Inc.*	560	5,359
Alphatec Holdings, Inc.*	5,125	10,916
American Medical Systems Holdings, Inc.*	7,809	152,900
Analogic Corp.	1,344	60,319
AngioDynamics, Inc.*	2,920	44,501
Antares Pharma, Inc.*	6,405	9,287
ArthroCare Corp.*	2,773	75,370
Atrion Corp.	160	25,202
Beckman Coulter, Inc.	11,100	541,569
Cantel Medical Corp.	1,580	25,596
Cerus Corp.*	3,900	14,976
Conceptus, Inc.*	3,224	44,330
CONMED Corp.*	3,054	68,440
CryoLife, Inc.*	3,700	22,459
Cutera, Inc.*	1,515	12,271
Cyberonics, Inc.*	2,920	77,906
Cynosure, Inc., Class A*	1,102	11,251
Delcath Systems, Inc.*	3,894	28,115
DexCom, Inc.*	5,987	79,148
DynaVox, Inc., Class A*	840	6,821

See Notes to Portfolio of Investments.

EQ ADVISORS TRUST

EQ/AXA FRANKLIN SMALL CAP VALUE CORE PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

September 30, 2010 (Unaudited)

	Number of Shares	Value (Note 1)
Endologix, Inc.*	5,337	$24,337
Exactech, Inc.*	1,120	18,278
Greatbatch, Inc.*	2,446	56,723
Haemonetics Corp.*	2,619	153,290
Hansen Medical, Inc.*	4,434	6,341
HeartWare International, Inc.*	974	66,972
ICU Medical, Inc.*	1,120	41,765
Immucor, Inc.*	7,170	142,181
Insulet Corp.*	3,990	56,419
Integra LifeSciences Holdings Corp.*	2,140	84,444
Invacare Corp.	2,880	76,349
IRIS International, Inc.*	1,560	14,976
Kensey Nash Corp.*	771	22,274
MAKO Surgical Corp.*	2,555	24,477
Masimo Corp.	5,318	145,235
Medical Action Industries, Inc.*	1,461	13,222
MELA Sciences, Inc.*	2,393	15,602
Meridian Bioscience, Inc.	4,020	87,958
Merit Medical Systems, Inc.*	2,976	47,289
Natus Medical, Inc.*	2,987	43,521
Neogen Corp.*	2,335	79,040
NuVasive, Inc.*	4,103	144,179
NxStage Medical, Inc.*	2,571	49,106
OraSure Technologies, Inc.*	5,530	22,396
Orthofix International N.V.*	1,833	57,593
Orthovita, Inc.*	8,280	18,796
Palomar Medical Technologies, Inc.*	2,001	20,670
Quidel Corp.*	2,364	25,980
Rochester Medical Corp.*	1,178	12,852
RTI Biologics, Inc.*	6,830	17,963
Sirona Dental Systems, Inc.*	3,465	124,879
Solta Medical, Inc.*	5,453	10,906
SonoSite, Inc.*	1,529	51,237
Spectranetics Corp.*	4,040	21,897
STAAR Surgical Co.*	3,393	18,356
Stereotaxis, Inc.*	2,938	12,163
STERIS Corp.	70,912	2,355,697
SurModics, Inc.*	1,870	22,290
Symmetry Medical, Inc.*	3,767	36,314
Syneron Medical Ltd.*	3,662	36,327
Synovis Life Technologies, Inc.*	1,198	17,910
Teleflex, Inc.	35,100	1,992,978
TomoTherapy, Inc.*	4,690	16,509
Unilife Corp.*	4,977	30,011
Vascular Solutions, Inc.*	1,605	18,425
Volcano Corp.*	5,310	137,954
West Pharmaceutical Services, Inc.	29,910	1,026,212
Wright Medical Group, Inc.*	3,766	54,268
Young Innovations, Inc.	800	22,888
Zoll Medical Corp.*	2,213	71,413

		9,249,626

Health Care Providers & Services (1.0%)
Air Methods Corp.*	1,154	47,983
Alliance HealthCare Services, Inc.*	3,670	16,809
Allied Healthcare International, Inc.*	6,400	16,000
Almost Family, Inc.*	845	25,037
Amedisys, Inc.*	2,959	70,424
America Service Group, Inc.	899	13,377
American Dental Partners, Inc.*	2,000	24,120
AMERIGROUP Corp.*	5,421	230,230
AMN Healthcare Services, Inc.*	4,000	20,560
Amsurg Corp.*	3,000	52,440
Assisted Living Concepts, Inc., Class A*	1,059	32,236
Bio-Reference Labs, Inc.*	2,456	51,232
BioScrip, Inc.*	3,600	$18,576
Capital Senior Living Corp.*	3,160	16,843
CardioNet, Inc.*	2,056	9,273
Catalyst Health Solutions, Inc.*	3,919	137,988
Centene Corp.*	5,296	124,933
Chemed Corp.	2,346	133,652
Chindex International, Inc.*	1,586	23,964
Clarient, Inc.*	5,254	17,759
Continucare Corp.*	2,100	8,820
Corvel Corp.*	771	32,729
Cross Country Healthcare, Inc.*	3,770	27,106
Emeritus Corp.*	2,240	38,214
Ensign Group, Inc.	1,440	25,848
Five Star Quality Care, Inc.*	2,404	12,140
Genoptix, Inc.*	1,630	23,146
Gentiva Health Services, Inc.*	2,850	62,273
Hanger Orthopedic Group, Inc.*	2,960	43,038
Health Grades, Inc.*	2,801	22,940
HealthSouth Corp.*	9,690	186,048
Healthspring, Inc.*	5,940	153,490
Healthways, Inc.*	3,890	45,280
HMS Holdings Corp.*	2,802	165,150
IPC The Hospitalist Co., Inc.*	1,723	47,072
Kindred Healthcare, Inc.*	4,380	57,028
Landauer, Inc.	979	61,315
LCA-Vision, Inc.*	2,200	12,254
LHC Group, Inc.*	1,607	37,266
Magellan Health Services, Inc.*	3,381	159,718
MedCath Corp.*	1,921	19,345
Metropolitan Health Networks, Inc.*	3,802	14,448
Molina Healthcare, Inc.*	1,329	35,870
MWI Veterinary Supply, Inc.*	1,260	72,727
National Healthcare Corp.	980	36,329
National Research Corp.	300	7,824
Owens & Minor, Inc.	6,618	188,348
PDI, Inc.*	724	6,328
PharMerica Corp.*	3,209	30,582
Providence Service Corp.*	1,277	20,930
PSS World Medical, Inc.*	6,001	128,301
Psychiatric Solutions, Inc.*	6,086	204,185
RehabCare Group, Inc.*	2,737	55,342
Res-Care, Inc.*	2,586	34,316
Rural/Metro Corp.*	1,745	14,850
Select Medical Holdings Corp.*	5,014	38,608
Skilled Healthcare Group, Inc., Class A*	2,141	8,414
Sun Healthcare Group, Inc.*	7,752	65,659
Sunrise Senior Living, Inc.*	6,080	20,854
Team Health Holdings, Inc.*	1,609	20,772
Triple-S Management Corp., Class B*	2,110	35,554
U.S. Physical Therapy, Inc.*	960	16,051
Universal American Corp.	3,250	47,938
WellCare Health Plans, Inc.*	4,493	130,117

		3,558,003

Health Care Technology (0.1%)
athenahealth, Inc.*	3,430	113,259
Computer Programs & Systems, Inc.	1,030	43,847
MedAssets, Inc.*	4,416	92,913
Medidata Solutions, Inc.*	1,866	35,827
MedQuist, Inc.*	1,400	12,264
Merge Healthcare, Inc.*	4,860	14,094
Omnicell, Inc.*	3,394	44,394
Quality Systems, Inc.	1,991	132,023
Transcend Services, Inc.*	990	15,097

See Notes to Portfolio of Investments.

EQ ADVISORS TRUST

EQ/AXA FRANKLIN SMALL CAP VALUE CORE PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

September 30, 2010 (Unaudited)

	Number of Shares	Value (Note 1)
Vital Images, Inc.*	1,492	$19,739

		523,457

Life Sciences Tools & Services (1.4%)
Accelrys, Inc.*	5,969	41,544
Affymetrix, Inc.*	7,291	33,247
Albany Molecular Research, Inc.*	3,170	20,225
Bruker Corp.*	7,509	105,351
Caliper Life Sciences, Inc.*	4,235	16,898
Cambrex Corp.*	2,240	9,520
Dionex Corp.*	1,810	156,457
Enzo Biochem, Inc.*	4,230	16,074
eResearchTechnology, Inc.*	4,896	36,622
Kendle International, Inc.*	1,328	12,377
Luminex Corp.*	3,997	63,952
Mettler-Toledo International, Inc.*	18,700	2,327,028
PAREXEL International Corp.*	6,068	140,353
Pharmaceutical Product Development, Inc.	85,400	2,117,066
Pure Bioscience*	3,401	7,856
Sequenom, Inc.*	7,129	49,974

		5,154,544

Pharmaceuticals (0.5%)
Acura Pharmaceuticals, Inc.*	10	25
Akorn, Inc.*	6,002	24,248
Alexza Pharmaceuticals, Inc.*	3,442	10,911
Aoxing Pharmaceutical Co., Inc.*	2,051	6,276
Ardea Biosciences, Inc.*	1,457	33,511
Auxilium Pharmaceuticals, Inc.*	4,416	109,428
AVANIR Pharmaceuticals, Inc., Class A*	7,292	23,261
Biodel, Inc.*	2,079	11,019
BioMimetic Therapeutics, Inc.*	1,777	20,258
BMP Sunstone Corp.*	3,141	23,872
Cadence Pharmaceuticals, Inc.*	2,220	18,537
Caraco Pharmaceutical Laboratories Ltd.*	1,690	9,092
Corcept Therapeutics, Inc.*	2,376	9,243
Cornerstone Therapeutics, Inc.*	1,000	7,060
Cumberland Pharmaceuticals, Inc.*	1,200	6,972
Cypress Bioscience, Inc.*	3,270	12,589
Depomed, Inc.*	4,450	19,936
Durect Corp.*	10,490	26,645
Eurand N.V.*	1,644	16,177
Hi-Tech Pharmacal Co., Inc.*	1,042	21,090
Impax Laboratories, Inc.*	6,544	129,571
Inspire Pharmaceuticals, Inc.*	5,880	34,986
Jazz Pharmaceuticals, Inc.*	1,536	16,481
Lannett Co., Inc.*	1,400	6,412
MAP Pharmaceuticals, Inc.*	1,563	23,914
Medicines Co.*	5,120	72,704
Medicis Pharmaceutical Corp., Class A	6,483	192,221
Nektar Therapeutics*	9,867	145,736
Neostem, Inc.*	2,400	4,872
Obagi Medical Products, Inc.*	1,864	19,572
Optimer Pharmaceuticals, Inc.*	3,916	35,910
Pain Therapeutics, Inc.*	4,510	27,872
Par Pharmaceutical Cos., Inc.*	3,664	106,549
Pozen, Inc.*	2,420	17,134
Questcor Pharmaceuticals, Inc.*	5,658	56,127
Salix Pharmaceuticals Ltd.*	5,951	236,374
Santarus, Inc.*	4,400	13,244
Somaxon Pharmaceuticals, Inc.*	2,941	11,440
Sucampo Pharmaceuticals, Inc., Class A*	220	825
SuperGen, Inc.*	4,600	$9,614
ViroPharma, Inc.*	8,480	126,437
Vivus, Inc.*	8,212	54,938
XenoPort, Inc.*	2,850	20,263

		1,773,346

Total Health Care		23,776,099

Industrials (18.6%)
Aerospace & Defense (0.8%)
AAR Corp.*	4,044	75,461
Aerovironment, Inc.*	1,638	36,445
American Science & Engineering, Inc.	940	69,231
Applied Energetics, Inc.*	7,523	8,426
Applied Signal Technology, Inc.	1,360	33,837
Astronics Corp.*	987	17,223
Ceradyne, Inc.*	51,980	1,213,733
Cubic Corp.	1,656	67,565
Curtiss-Wright Corp.	4,791	145,167
DigitalGlobe, Inc.*	2,832	86,093
Ducommun, Inc.	1,108	24,132
Esterline Technologies Corp.*	3,026	173,178
GenCorp, Inc.*	5,990	29,471
GeoEye, Inc.*	2,380	96,342
Global Defense Technology & Systems, Inc.*	500	6,850
HEICO Corp.	3,158	144,131
Herley Industries, Inc.*	1,770	29,205
Hexcel Corp.*	9,957	177,135
Kratos Defense & Security Solutions, Inc.*	1,417	15,091
Ladish Co., Inc.*	1,675	52,143
LMI Aerospace, Inc.*	984	15,665
Moog, Inc., Class A*	4,759	168,992
Orbital Sciences Corp.*	6,030	92,259
Taser International, Inc.*	5,850	22,698
Teledyne Technologies, Inc.*	3,813	151,834
Triumph Group, Inc.	1,681	125,386

		3,077,693

Air Freight & Logistics (0.1%)
Air Transport Services Group, Inc.*	5,200	31,668
Atlas Air Worldwide Holdings, Inc.*	2,677	134,653
Dynamex, Inc.*	710	10,828
Forward Air Corp.	2,983	77,558
Hub Group, Inc., Class A*	3,951	115,606
Pacer International, Inc.*	3,799	22,946
Park-Ohio Holdings Corp.*	737	9,802

		403,061

Airlines (0.8%)
AirTran Holdings, Inc.*	14,112	103,723
Alaska Air Group, Inc.*	3,835	195,700
Allegiant Travel Co.	1,528	64,665
Hawaiian Holdings, Inc.*	4,910	29,411
JetBlue Airways Corp.*	25,989	173,866
Pinnacle Airlines Corp.*	1,804	9,796
Republic Airways Holdings, Inc.*	3,028	25,072
SkyWest, Inc.	147,520	2,059,379
U.S. Airways Group, Inc.*	16,997	157,222

		2,818,834

Building Products (2.2%)
A.O. Smith Corp.	16,229	939,497
AAON, Inc.	1,220	28,694
American Woodmark Corp.	62,946	1,116,033
Ameron International Corp.	898	61,028
Apogee Enterprises, Inc.	116,540	1,066,341

See Notes to Portfolio of Investments.

EQ ADVISORS TRUST

EQ/AXA FRANKLIN SMALL CAP VALUE CORE PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

September 30, 2010 (Unaudited)

	Number of Shares	Value (Note 1)
Builders FirstSource, Inc.*	5,147	$11,735
Gibraltar Industries, Inc.*	102,568	921,061
Griffon Corp.*	5,000	60,950
Insteel Industries, Inc.	1,917	17,215
NCI Building Systems, Inc.*	1,736	16,544
Quanex Building Products Corp.	4,018	69,391
Simpson Manufacturing Co., Inc.	65,600	1,691,168
Trex Co., Inc.*	1,794	34,211
Universal Forest Products, Inc.	73,895	2,161,429

		8,195,297

Commercial Services & Supplies (1.7%)
ABM Industries, Inc.	106,218	2,293,247
ACCO Brands Corp.*	6,210	35,707
American Reprographics Co.*	4,290	33,676
APAC Customer Services, Inc.*	3,400	19,244
ATC Technology Corp.*	1,900	47,006
Bowne & Co., Inc.	4,417	50,045
Brink’s Co.	4,927	113,321
Casella Waste Systems, Inc., Class A*	2,352	9,878
Cenveo, Inc.*	6,230	31,337
Clean Harbors, Inc.*	2,405	162,939
Consolidated Graphics, Inc.*	998	41,367
Courier Corp.	1,430	20,335
Deluxe Corp.	5,140	98,328
EnergySolutions, Inc.	8,905	44,792
EnerNOC, Inc.*	2,016	63,322
Ennis, Inc.	2,706	48,410
Fuel Tech, Inc.*	2,430	15,236
G&K Services, Inc., Class A	2,180	49,835
GEO Group, Inc.*	6,954	162,376
Healthcare Services Group, Inc.	4,355	99,250
Herman Miller, Inc.	5,810	114,341
HNI Corp.	4,729	136,006
Innerworkings, Inc.*	1,980	13,009
Interface, Inc., Class A	5,199	73,982
Kimball International, Inc., Class B	4,000	23,320
Knoll, Inc.	4,907	76,108
M&F Worldwide Corp.*	1,220	29,707
McGrath RentCorp	2,514	60,210
Metalico, Inc.*	4,142	15,864
Mine Safety Appliances Co.	54,891	1,487,546
Mobile Mini, Inc.*	3,754	57,586
Multi-Color Corp.	1,350	20,790
Rollins, Inc.	4,570	106,847
Schawk, Inc.	1,224	22,595
Standard Parking Corp.*	1,412	24,145
Standard Register Co.	2,740	8,001
Steelcase, Inc., Class A	7,646	63,691
Sykes Enterprises, Inc.*	4,201	57,050
Team, Inc.*	1,740	29,945
Tetra Tech, Inc.*	6,381	133,810
U.S. Ecology, Inc.	1,852	29,632
UniFirst Corp.	1,485	65,563
United Stationers, Inc.*	2,504	133,989
Viad Corp.	1,970	38,100

		6,261,488

Construction & Engineering (1.0%)
Argan, Inc.*	1,100	10,285
Comfort Systems USA, Inc.	4,027	43,210
Dycom Industries, Inc.*	4,027	40,230
EMCOR Group, Inc.*	46,260	1,137,533
Furmanite Corp.*	4,680	22,838
Granite Construction, Inc.	83,792	1,905,430
Great Lakes Dredge & Dock Corp.	5,759	33,460
Insituform Technologies, Inc., Class A*	4,135	$99,984
Layne Christensen Co.*	2,069	53,567
MasTec, Inc.*	5,920	61,094
Michael Baker Corp.*	822	27,093
MYR Group, Inc.*	1,908	31,272
Northwest Pipe Co.*	800	14,000
Orion Marine Group, Inc.*	2,811	34,885
Pike Electric Corp.*	2,160	15,725
Primoris Services Corp.	2,195	14,355
Sterling Construction Co., Inc.*	1,729	21,405
Tutor Perini Corp.*	2,950	59,266

		3,625,632

Electrical Equipment (2.1%)
A123 Systems, Inc.*	7,472	67,024
Acuity Brands, Inc.	4,507	199,390
Advanced Battery Technologies, Inc.*	6,173	22,161
American Superconductor Corp.*	4,660	144,926
AZZ, Inc.	1,400	59,976
Baldor Electric Co.	4,916	198,606
Belden, Inc.	4,919	129,763
Brady Corp., Class A	70,110	2,045,109
Broadwind Energy, Inc.*	9,090	16,998
Capstone Turbine Corp.*	23,568	18,197
Encore Wire Corp.	2,180	44,712
Ener1, Inc.*	6,380	23,478
EnerSys*	4,971	124,126
Franklin Electric Co., Inc.	34,650	1,148,994
FuelCell Energy, Inc.*	6,230	7,663
Generac Holdings, Inc.*	1,991	27,157
GrafTech International Ltd.*	12,679	198,173
II-VI, Inc.*	2,636	98,402
LaBarge, Inc.*	1,710	21,358
LSI Industries, Inc.	1,300	8,346
Polypore International, Inc.*	2,319	69,941
Powell Industries, Inc.*	22,000	684,640
PowerSecure International, Inc.*	1,953	18,085
Preformed Line Products Co.	360	12,553
Roper Industries, Inc.	28,550	1,860,889
SatCon Technology Corp.*	7,808	29,358
UQM Technologies, Inc.*	3,428	8,776
Vicor Corp.	2,410	35,210
Woodward Governor Co.	6,339	205,510

		7,529,521

Industrial Conglomerates (0.5%)
Carlisle Cos., Inc.	57,900	1,734,105
Otter Tail Corp.	3,430	69,938
Raven Industries, Inc.	1,704	64,565
Seaboard Corp.	34	60,214
Standex International Corp.	1,334	32,269
Tredegar Corp.	2,586	49,082
United Capital Corp.*	330	8,029

		2,018,202

Machinery (7.2%)
3D Systems Corp.*	2,130	33,462
Actuant Corp., Class A	6,930	159,113
Alamo Group, Inc.	703	15,698
Albany International Corp., Class A	3,010	56,949
Altra Holdings, Inc.*	2,884	42,481
American Railcar Industries, Inc.*	949	14,880
Ampco-Pittsburgh Corp.	875	21,718
ArvinMeritor, Inc.*	9,857	153,178
Astec Industries, Inc.*	52,999	1,512,062
Badger Meter, Inc.	1,450	58,696

See Notes to Portfolio of Investments.

EQ ADVISORS TRUST

EQ/AXA FRANKLIN SMALL CAP VALUE CORE PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

September 30, 2010 (Unaudited)

	Number of Shares	Value (Note 1)
Barnes Group, Inc.	5,200	$91,468
Blount International, Inc.*	4,952	63,039
Briggs & Stratton Corp.	64,120	1,218,921
Cascade Corp.	953	30,305
Chart Industries, Inc.*	2,830	57,619
CIRCOR International, Inc.	22,644	715,550
CLARCOR, Inc.	5,314	205,280
CNH Global N.V.*	11,000	403,040
Colfax Corp.*	2,850	42,380
Columbus McKinnon Corp.*	2,260	37,493
Commercial Vehicle Group, Inc.*	2,519	25,643
Douglas Dynamics, Inc.	957	11,819
Dynamic Materials Corp.	1,130	17,074
Energy Recovery, Inc.*	4,440	15,940
EnPro Industries, Inc.*	2,240	70,067
ESCO Technologies, Inc.	2,743	91,232
Federal Signal Corp.	5,930	31,963
Flow International Corp.*	3,610	9,494
Force Protection, Inc.*	6,576	33,143
FreightCar America, Inc.	1,470	36,162
Gardner Denver, Inc.	42,600	2,286,768
Gorman-Rupp Co.	1,308	36,049
Graco, Inc.	63,000	1,998,990
Graham Corp.	1,270	19,710
Greenbrier Cos., Inc.*	1,911	29,793
John Bean Technologies Corp.	3,200	51,552
Kadant, Inc.*	1,305	24,678
Kaydon Corp.	3,370	116,602
Kennametal, Inc.	64,500	1,994,985
L.B. Foster Co., Class A*	1,070	30,966
Lincoln Electric Holdings, Inc.	29,000	1,676,780
Lindsay Corp.	1,322	57,269
Lydall, Inc.*	1,528	11,246
Met-Pro Corp.	2,140	21,593
Middleby Corp.*	1,700	107,763
Miller Industries, Inc.	1,031	13,949
Mueller Industries, Inc.	91,883	2,433,981
Mueller Water Products, Inc., Class A	17,110	51,672
NACCO Industries, Inc., Class A	594	51,910
Nordson Corp.	46,132	3,399,467
Omega Flex, Inc.	540	7,711
PMFG, Inc.*	1,840	31,372
RBC Bearings, Inc.*	2,284	77,610
Robbins & Myers, Inc.	2,841	76,082
Sauer-Danfoss, Inc.*	1,500	31,935
Sun Hydraulics Corp.	1,344	37,887
Tecumseh Products Co., Class A*	2,048	23,491
Tennant Co.	1,998	61,738
Thermadyne Holdings Corp.*	743	10,499
Timken Co.	16,000	613,760
Titan International, Inc.	3,734	50,670
Trimas Corp.*	1,642	24,384
Trinity Industries, Inc.	124,400	2,770,388
Twin Disc, Inc.	938	13,085
Wabash National Corp.*	159,970	1,294,157
Watts Water Technologies, Inc., Class A	45,092	1,535,383
Xerium Technologies, Inc.*	700	9,226

		26,360,970

Marine (0.1%)
American Commercial Lines, Inc.*	1,085	30,250
Baltic Trading Ltd.	1,416	15,590
Eagle Bulk Shipping, Inc.*	6,672	34,828
Excel Maritime Carriers Ltd.*	3,775	21,216
Genco Shipping & Trading Ltd.*	2,645	42,161
Horizon Lines, Inc., Class A	3,950	$16,590
International Shipholding Corp	780	22,027
Ultrapetrol Bahamas Ltd.*	2,525	16,210

		198,872

Professional Services (0.7%)
Acacia Research Corp. - Acacia Technologies*	3,489	61,406
Administaff, Inc.	46,370	1,248,744
Advisory Board Co.*	1,605	70,861
Barrett Business Services, Inc.	873	13,261
CBIZ, Inc.*	5,480	32,496
CDI Corp.	1,257	16,240
Corporate Executive Board Co.	3,400	107,304
CoStar Group, Inc.*	2,132	103,850
CRA International, Inc.*	1,139	20,559
Dolan Co.*	2,900	32,973
Exponent, Inc.*	1,510	50,721
Franklin Covey Co.*	1,800	14,310
GP Strategies Corp.*	2,200	19,998
Heidrick & Struggles International, Inc.	1,803	35,122
Hill International, Inc.*	3,490	15,635
Hudson Highland Group, Inc.*	2,968	10,210
Huron Consulting Group, Inc.*	2,247	49,412
ICF International, Inc.*	1,691	42,393
Kelly Services, Inc., Class A*	2,756	32,328
Kforce, Inc.*	3,136	43,026
Korn/Ferry International*	4,714	77,970
LECG Corp.*	2,087	2,296
Mistras Group, Inc.*	1,400	16,212
Navigant Consulting, Inc.*	4,885	56,813
On Assignment, Inc.*	3,170	16,642
Resources Connection, Inc.	4,776	65,718
School Specialty, Inc.*	1,926	25,057
SFN Group, Inc.*	5,950	35,759
TrueBlue, Inc.*	4,360	59,514
Volt Information Sciences, Inc.*	1,600	11,520
VSE Corp.	440	15,519

		2,403,869

Road & Rail (0.9%)
Amerco, Inc.*	900	71,532
Arkansas Best Corp.	2,691	65,203
Avis Budget Group, Inc.*	10,502	122,348
Celadon Group, Inc.*	2,174	30,023
Dollar Thrifty Automotive Group, Inc.*	3,040	152,426
Genesee & Wyoming, Inc., Class A*	51,990	2,255,846
Heartland Express, Inc.	4,960	73,755
Knight Transportation, Inc.	6,360	122,939
Marten Transport Ltd.	1,860	43,115
Old Dominion Freight Line, Inc.*	4,341	110,348
P.A.M. Transportation Services, Inc.*	338	4,252
Patriot Transportation Holding, Inc.*	180	12,623
RailAmerica, Inc.*	2,800	26,964
Roadrunner Transportation Systems, Inc.*	861	9,333
Saia, Inc.*	1,690	25,232
Universal Truckload Services, Inc.*	930	14,564
USA Truck, Inc.*	865	12,958
Werner Enterprises, Inc.	4,448	91,139

		3,244,600

Trading Companies & Distributors (0.5%)
Aceto Corp.	2,472	16,785
Aircastle Ltd.	5,121	43,426

See Notes to Portfolio of Investments.

EQ ADVISORS TRUST

EQ/AXA FRANKLIN SMALL CAP VALUE CORE PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

September 30, 2010 (Unaudited)

	Number of Shares	Value (Note 1)
Applied Industrial Technologies, Inc.	36,220	$1,108,332
Beacon Roofing Supply, Inc.*	4,520	65,857
BlueLinx Holdings, Inc.*	400	1,596
CAI International, Inc.*	1,143	17,339
DXP Enterprises, Inc.*	882	16,740
H&E Equipment Services, Inc.*	3,230	25,743
Houston Wire & Cable Co.	1,550	15,547
Interline Brands, Inc.*	3,415	61,607
Kaman Corp.	2,910	76,271
Lawson Products, Inc.	390	5,955
RSC Holdings, Inc.*	4,610	34,391
Rush Enterprises, Inc., Class A*	3,110	47,707
TAL International Group, Inc.	1,724	41,755
Textainer Group Holdings Ltd.	1,071	28,639
Titan Machinery, Inc.*	1,344	21,907
United Rentals, Inc.*	6,100	90,524
Watsco, Inc.	2,850	158,688

		1,878,809

Total Industrials		68,016,848

Information Technology (7.1%)
Communications Equipment (0.9%)
Acme Packet, Inc.*	4,554	172,779
ADC Telecommunications, Inc.*	10,068	127,562
ADTRAN, Inc.	6,390	225,567
Anaren, Inc.*	1,527	25,638
Arris Group, Inc.*	13,220	129,159
Aruba Networks, Inc.*	7,577	161,693
Aviat Networks, Inc.*	7,160	29,284
Bel Fuse, Inc., Class B	1,280	26,650
BigBand Networks, Inc.*	4,900	13,916
Black Box Corp.	1,794	57,516
Blue Coat Systems, Inc.*	4,261	102,520
Calix, Inc.*	596	8,559
Comtech Telecommunications Corp.*	2,967	81,147
DG FastChannel, Inc.*	2,657	57,790
Digi International, Inc.*	3,100	29,419
EMS Technologies, Inc.*	1,647	30,684
Emulex Corp.*	8,542	89,178
Extreme Networks, Inc.*	8,260	25,689
Finisar Corp.*	7,749	145,604
Globecomm Systems, Inc.*	2,820	23,603
Harmonic, Inc.*	9,430	64,878
Hughes Communications, Inc.*	933	25,424
Infinera Corp.*	8,997	104,995
InterDigital, Inc.*	4,400	130,284
Ixia*	3,264	40,474
KVH Industries, Inc.*	1,300	19,513
Loral Space & Communications, Inc.*	1,138	59,404
Meru Networks, Inc.*	468	8,068
NETGEAR, Inc.*	3,711	100,234
Network Engines, Inc.*	3,351	4,892
Network Equipment Technologies, Inc.*	3,900	13,455
Occam Networks, Inc.*	986	7,720
Oclaro, Inc.*	5,081	81,347
Oplink Communications, Inc.*	2,216	43,965
Opnext, Inc.*	3,992	6,267
PC-Tel, Inc.*	2,290	14,061
Plantronics, Inc.	5,071	171,298
Powerwave Technologies, Inc.*	11,880	21,622
Riverbed Technology, Inc.*	6,537	297,956
SeaChange International, Inc.*	2,890	21,415
ShoreTel, Inc.*	5,400	26,784
Sonus Networks, Inc.*	21,794	76,933
Sycamore Networks, Inc.	1,997	$64,723
Symmetricom, Inc.*	5,400	30,888
Tekelec*	7,005	90,785
UTStarcom, Inc.*	12,474	27,069
ViaSat, Inc.*	3,341	137,348

		3,255,759

Computers & Peripherals (0.3%)
Avid Technology, Inc.*	2,953	38,714
Compellent Technologies, Inc.*	2,434	44,250
Cray, Inc.*	3,818	25,199
Electronics for Imaging, Inc.*	4,757	57,655
Hutchinson Technology, Inc.*	2,091	7,256
Hypercom Corp.*	4,401	28,606
Imation Corp.*	3,046	28,419
Immersion Corp.*	3,153	18,634
Intermec, Inc.*	5,110	62,648
Intevac, Inc.*	2,100	21,021
Isilon Systems, Inc.*	2,810	62,607
Netezza Corp.*	5,250	141,487
Novatel Wireless, Inc.*	3,078	24,255
Presstek, Inc.*	2,483	5,438
Quantum Corp.*	23,500	49,820
Rimage Corp.*	977	16,062
Silicon Graphics International Corp.*	3,570	27,703
STEC, Inc.*	4,206	52,365
Stratasys, Inc.*	2,205	61,122
Super Micro Computer, Inc.*	2,499	25,965
Synaptics, Inc.*	3,564	100,291
Xyratex Ltd.*	3,101	46,019

		945,536

Electronic Equipment, Instruments & Components (1.9%)
Agilysys, Inc.*	2,080	13,520
Anixter International, Inc.*	2,938	158,623
Benchmark Electronics, Inc.*	166,608	2,732,371
Brightpoint, Inc.*	6,987	48,839
Checkpoint Systems, Inc.*	4,128	84,005
Cogent, Inc.*	5,153	54,828
Cognex Corp.	3,910	104,866
Coherent, Inc.*	2,569	102,786
Comverge, Inc.*	2,600	20,436
CPI International, Inc.*	790	11,060
CTS Corp.	3,545	34,103
Daktronics, Inc.	3,541	34,773
DDi Corp.	1,588	14,673
DTS, Inc.*	1,826	69,698
Echelon Corp.*	3,020	25,821
Electro Rent Corp.	2,140	28,419
Electro Scientific Industries, Inc.*	3,230	35,885
FARO Technologies, Inc.*	1,679	36,619
Gerber Scientific, Inc.*	2,298	14,179
ICx Technologies, Inc.*	1,780	13,439
Insight Enterprises, Inc.*	4,866	76,104
IPG Photonics Corp.*	2,680	64,695
Keithley Instruments, Inc.	991	21,316
L-1 Identity Solutions, Inc.*	7,929	93,007
Littelfuse, Inc.*	2,258	98,675
Maxwell Technologies, Inc.*	2,648	38,687
Measurement Specialties, Inc.*	1,611	29,771
Mercury Computer Systems, Inc.*	2,540	30,556
Methode Electronics, Inc.	4,290	38,953
Microvision, Inc.*	10,620	23,258
MTS Systems Corp.	1,710	53,010
Multi-Fineline Electronix, Inc.*	1,220	26,828
Newport Corp.*	3,934	44,612

See Notes to Portfolio of Investments.

EQ ADVISORS TRUST

EQ/AXA FRANKLIN SMALL CAP VALUE CORE PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

September 30, 2010 (Unaudited)

	Number of Shares	Value (Note 1)
OSI Systems, Inc.*	1,652	$60,001
Park Electrochemical Corp.	2,330	61,372
PC Connection, Inc.*	1,670	11,406
Plexus Corp.*	4,320	126,792
Power-One, Inc.*	7,254	65,939
RadiSys Corp.*	2,593	24,426
Richardson Electronics Ltd.	1,279	13,429
Rofin-Sinar Technologies, Inc.*	71,331	1,810,381
Rogers Corp.*	1,665	52,414
Sanmina-SCI Corp.*	8,180	98,814
Scansource, Inc.*	2,794	77,506
SMART Modular Technologies (WWH), Inc.*	5,318	32,068
Spectrum Control, Inc.*	1,366	20,107
SYNNEX Corp.*	2,218	62,415
Technitrol, Inc.	5,170	22,800
Tessco Technologies, Inc.	359	5,410
TTM Technologies, Inc.*	8,433	82,559
Universal Display Corp.*	3,070	72,145
X-Rite, Inc.*	4,200	15,918
Zygo Corp.*	1,970	19,306

		7,013,623

Internet Software & Services (0.6%)
Ancestry.com, Inc.*	1,935	44,041
Archipelago Learning, Inc.*	1,000	11,970
Art Technology Group, Inc.*	15,560	64,263
comScore, Inc.*	2,540	59,741
Constant Contact, Inc.*	2,932	62,833
DealerTrack Holdings, Inc.*	4,280	73,102
Dice Holdings, Inc.*	2,140	18,147
Digital River, Inc.*	4,216	143,513
DivX, Inc.*	3,461	32,983
EarthLink, Inc.	10,564	96,027
GSI Commerce, Inc.*	6,890	170,183
InfoSpace, Inc.*	4,120	35,679
Internap Network Services Corp.*	5,730	28,134
Internet Brands, Inc., Class A*	3,460	45,949
Internet Capital Group, Inc.*	3,996	44,076
j2 Global Communications, Inc.*	4,594	109,291
Keynote Systems, Inc.	1,720	19,986
KIT Digital, Inc.*	1,920	23,021
Knot, Inc.*	2,710	24,742
Limelight Networks, Inc.*	4,440	26,107
Liquidity Services, Inc.*	1,534	24,559
LivePerson, Inc.*	5,000	42,000
Local.com Corp.*	1,518	6,710
LogMeIn, Inc.*	1,517	54,582
LoopNet, Inc.*	2,081	24,639
Marchex, Inc., Class B	1,220	6,649
ModusLink Global Solutions, Inc.*	4,420	28,067
Move, Inc.*	17,990	40,118
NIC, Inc.	6,070	50,320
OpenTable, Inc.*	1,628	110,834
Openwave Systems, Inc.*	7,200	12,240
Perficient, Inc.*	2,549	23,298
QuinStreet, Inc.*	1,340	20,140
Rackspace Hosting, Inc.*	10,062	261,411
RealNetworks, Inc.*	9,720	31,687
Saba Software, Inc.*	2,890	15,722
SAVVIS, Inc.*	3,884	81,875
Stamps.com, Inc.*	1,019	13,247
support.com, Inc.*	4,839	22,163
TechTarget, Inc.*	2,010	10,552
Terremark Worldwide, Inc.*	5,730	59,248
Travelzoo, Inc.*	400	10,304
United Online, Inc.	8,290	$47,419
ValueClick, Inc.*	8,140	106,471
Vocus, Inc.*	1,712	31,638
Zix Corp.*	5,000	14,200

		2,283,881

IT Services (0.6%)
Acxiom Corp.*	6,920	109,751
CACI International, Inc., Class A*	3,079	139,356
Cass Information Systems, Inc.	1,070	36,712
CIBER, Inc.*	6,050	18,210
Computer Task Group, Inc.*	1,742	13,309
CSG Systems International, Inc.*	3,470	63,258
Diamond Management & Technology Consultants, Inc.	2,445	30,562
Echo Global Logistics, Inc.*	989	12,630
Euronet Worldwide, Inc.*	4,810	86,532
ExlService Holdings, Inc.*	1,820	35,399
Forrester Research, Inc.*	1,566	51,803
Global Cash Access Holdings, Inc.*	5,068	20,677
Hackett Group, Inc.*	3,469	14,327
Heartland Payment Systems, Inc.	4,200	63,924
iGATE Corp.	2,443	44,316
Integral Systems, Inc.*	2,410	17,786
Lionbridge Technologies, Inc.*	6,414	27,580
ManTech International Corp., Class A*	2,262	89,575
MAXIMUS, Inc.	1,866	114,908
MoneyGram International, Inc.*	9,500	23,180
NCI, Inc., Class A*	708	13,395
Online Resources Corp.*	1,880	8,347
RightNow Technologies, Inc.*	2,070	40,779
Sapient Corp.	10,649	127,469
SRA International, Inc., Class A*	4,495	88,641
Syntel, Inc.	1,415	62,967
TeleTech Holdings, Inc.*	3,100	46,004
Tier Technologies, Inc.*	1,581	8,759
TNS, Inc.*	2,850	48,308
Unisys Corp.*	4,442	123,932
VeriFone Systems, Inc.*	8,893	276,306
Virtusa Corp.*	1,940	18,799
Wright Express Corp.*	4,015	143,376

		2,020,877

Semiconductors & Semiconductor Equipment (1.5%)
Actel Corp.*	2,301	36,701
Advanced Analogic Technologies, Inc.*	4,686	16,448
Advanced Energy Industries, Inc.*	3,860	50,412
Alpha & Omega Semiconductor Ltd.*	393	4,464
Amkor Technology, Inc.*	10,920	71,744
ANADIGICS, Inc.*	7,560	46,040
Applied Micro Circuits Corp.*	6,996	69,960
ATMI, Inc.*	3,273	48,637
Axcelis Technologies, Inc.*	10,177	19,642
AXT, Inc.*	2,972	19,675
Brooks Automation, Inc.*	7,340	49,251
Cabot Microelectronics Corp.*	2,630	84,633
Cavium Networks, Inc.*	4,579	131,692
CEVA, Inc.*	2,131	30,473
Cirrus Logic, Inc.*	6,835	121,936
Cohu, Inc.	124,708	1,570,074
Conexant Systems, Inc.*	8,024	13,159
Cymer, Inc.*	3,163	117,284
Diodes, Inc.*	3,541	60,516
DSP Group, Inc.*	2,910	20,370

See Notes to Portfolio of Investments.

EQ ADVISORS TRUST

EQ/AXA FRANKLIN SMALL CAP VALUE CORE PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

September 30, 2010 (Unaudited)

	Number of Shares	Value (Note 1)
Energy Conversion Devices, Inc.*	5,456	$27,389
Entegris, Inc.*	13,150	61,410
Entropic Communications, Inc.*	5,777	55,459
Evergreen Solar, Inc.*	23,030	16,904
Exar Corp.*	4,580	27,434
FEI Co.*	3,963	77,556
FormFactor, Inc.*	4,910	42,226
FSI International, Inc.*	3,236	8,608
GSI Technology, Inc.*	2,063	11,821
GT Solar International, Inc.*	6,151	51,484
Hittite Microwave Corp.*	2,803	133,563
Ikanos Communications, Inc.*	2,821	3,357
Integrated Device Technology, Inc.*	16,711	97,759
Integrated Silicon Solution, Inc.*	2,557	22,016
IXYS Corp.*	3,040	29,032
Kopin Corp.*	6,190	21,974
Kulicke & Soffa Industries, Inc.*	7,352	45,509
Lattice Semiconductor Corp.*	12,328	58,558
LTX-Credence Corp.*	15,109	31,578
Mattson Technology, Inc.*	4,838	13,304
MaxLinear, Inc., Class A*	636	7,136
Micrel, Inc.	5,133	50,611
Microsemi Corp.*	8,513	145,998
Microtune, Inc.*	7,370	21,373
Mindspeed Technologies, Inc.*	3,310	25,719
MIPS Technologies, Inc.*	4,815	46,850
MKS Instruments, Inc.*	5,136	92,345
Monolithic Power Systems, Inc.*	3,396	55,457
MoSys, Inc.*	2,361	11,522
Nanometrics, Inc.*	1,743	26,232
Netlogic Microsystems, Inc.*	6,503	179,353
NVE Corp.*	590	25,388
OmniVision Technologies, Inc.*	5,589	128,771
PDF Solutions, Inc.*	1,903	7,041
Pericom Semiconductor Corp.*	3,170	27,547
Photronics, Inc.*	5,834	30,862
PLX Technology, Inc.*	3,160	11,439
Power Integrations, Inc.	2,530	80,429
RF Micro Devices, Inc.*	29,032	178,256
Rubicon Technology, Inc.*	1,475	33,468
Rudolph Technologies, Inc.*	3,411	28,345
Semtech Corp.*	6,404	129,297
Sigma Designs, Inc.*	3,620	41,594
Silicon Image, Inc.*	8,024	38,355
Spansion, Inc., Class A*	1,180	17,665
Standard Microsystems Corp.*	2,262	51,596
Supertex, Inc.*	1,040	23,005
Tessera Technologies, Inc.*	5,402	99,937
Trident Microsystems, Inc.*	8,710	14,894
TriQuint Semiconductor, Inc.*	16,002	153,619
Ultra Clean Holdings, Inc.*	2,077	17,904
Ultratech, Inc.*	2,467	42,186
Veeco Instruments, Inc.*	4,233	147,605
Volterra Semiconductor Corp.*	2,551	54,898
Zoran Corp.*	5,456	41,684

		5,508,433

Software (1.3%)
ACI Worldwide, Inc.*	3,390	75,902
Actuate Corp.*	5,750	29,613
Advent Software, Inc.*	1,730	90,289
American Software, Inc., Class A	3,330	19,647
ArcSight, Inc.*	2,532	110,294
Ariba, Inc.*	9,320	176,148
Aspen Technology, Inc.*	6,401	66,378
Blackbaud, Inc.	4,900	117,796
Blackboard, Inc.*	3,549	$127,906
Bottomline Technologies, Inc.*	2,885	44,314
CDC Corp., Class A*	3,181	13,456
CommVault Systems, Inc.*	4,469	116,328
Concur Technologies, Inc.*	4,120	203,693
Deltek, Inc.*	2,490	19,945
DemandTec, Inc.*	1,690	15,903
Digimarc Corp.*	550	12,903
Ebix, Inc.*	2,630	61,674
Epicor Software Corp.*	5,560	48,372
EPIQ Systems, Inc.	3,428	42,027
ePlus, Inc.*	600	12,870
Fair Isaac Corp.	4,326	106,679
FalconStor Software, Inc.*	2,470	7,558
Fortinet, Inc.*	4,094	102,350
Interactive Intelligence, Inc.*	1,422	25,027
Jack Henry & Associates, Inc.	8,671	221,111
JDA Software Group, Inc.*	4,301	109,073
Kenexa Corp.*	2,160	37,843
Lawson Software, Inc.*	14,399	121,960
Magma Design Automation, Inc.*	5,000	18,500
Manhattan Associates, Inc.*	2,270	66,624
Mentor Graphics Corp.*	11,185	118,225
MicroStrategy, Inc., Class A*	980	84,878
Monotype Imaging Holdings, Inc.*	2,740	25,071
NetScout Systems, Inc.*	3,112	63,827
NetSuite, Inc.*	2,040	48,083
Opnet Technologies, Inc.	1,447	26,263
Parametric Technology Corp.*	11,954	233,581
Pegasystems, Inc.	1,654	51,357
Progress Software Corp.*	4,270	141,337
PROS Holdings, Inc.*	1,902	17,651
QAD, Inc.*	2,190	9,110
QLIK Technologies, Inc.*	1,387	30,583
Quest Software, Inc.*	6,161	151,499
Radiant Systems, Inc.*	2,970	50,787
RealD, Inc.*	1,501	27,753
RealPage, Inc.*	1,467	27,990
Renaissance Learning, Inc.	1,296	13,206
Rosetta Stone, Inc.*	1,039	22,068
S1 Corp.*	4,690	24,435
Smith Micro Software, Inc.*	3,380	33,597
SolarWinds, Inc.*	3,615	62,395
Sonic Solutions, Inc.*	2,566	29,201
Sourcefire, Inc.*	2,834	81,733
SRS Labs, Inc.*	1,800	16,812
SS&C Technologies Holdings, Inc.*	1,058	16,716
SuccessFactors, Inc.*	6,532	164,019
Synchronoss Technologies, Inc.*	2,190	39,004
Take-Two Interactive Software, Inc.*	7,463	75,675
Taleo Corp., Class A*	4,250	123,208
TeleCommunication Systems, Inc., Class A*	4,943	19,327
THQ, Inc.*	7,760	31,195
TIBCO Software, Inc.*	17,077	302,946
TiVo, Inc.*	11,895	107,769
Tyler Technologies, Inc.*	3,295	66,427
Ultimate Software Group, Inc.*	2,610	100,850
Unica Corp.*	2,020	42,380
VASCO Data Security International, Inc.*	3,430	22,295
VirnetX Holding Corp.	3,302	48,473
Wave Systems Corp., Class A*	8,239	18,455

See Notes to Portfolio of Investments.

EQ ADVISORS TRUST

EQ/AXA FRANKLIN SMALL CAP VALUE CORE PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

September 30, 2010 (Unaudited)

	Number of Shares	Value (Note 1)
Websense, Inc.*	4,440	$78,766

		4,871,130

Total Information Technology		25,899,239

Materials (6.0%)
Chemicals (3.0%)
A. Schulman, Inc.	3,266	65,810
American Vanguard Corp.	2,560	15,821
Arch Chemicals, Inc.	2,440	85,620
Balchem Corp.	2,940	90,728
Cabot Corp.	59,000	1,921,630
Calgon Carbon Corp.*	6,130	88,885
Ferro Corp.*	8,925	115,043
Georgia Gulf Corp.*	3,469	56,683
H.B. Fuller Co.	5,110	101,536
Hawkins, Inc.	892	31,595
Innophos Holdings, Inc.	2,195	72,655
KMG Chemicals, Inc.	522	7,355
Koppers Holdings, Inc.	2,157	57,959
Kraton Performance Polymers, Inc.*	1,211	32,879
Landec Corp.*	2,663	16,537
LSB Industries, Inc.*	1,540	28,598
Minerals Technologies, Inc.	1,900	111,948
NewMarket Corp.	1,086	123,456
NL Industries, Inc.	1,200	10,896
Olin Corp.	8,304	167,409
OM Group, Inc.*	3,219	96,956
Omnova Solutions, Inc.*	5,100	36,669
PolyOne Corp.*	9,390	113,525
Quaker Chemical Corp.	1,203	39,170
Rockwood Holdings, Inc.*	5,386	169,497
RPM International, Inc.	119,850	2,387,412
Senomyx, Inc.*	3,640	14,487
Sensient Technologies Corp.	39,440	1,202,526
Solutia, Inc.*	12,698	203,422
Spartech Corp.*	3,365	27,627
Stepan Co.	799	47,229
STR Holdings, Inc.*	2,899	62,444
TPC Group, Inc.*	703	16,745
W.R. Grace & Co.*	7,530	210,388
Westlake Chemical Corp.	105,527	3,158,423
Zep, Inc.	2,296	40,042
Zoltek Cos., Inc.*	2,540	24,689

		11,054,294

Construction Materials (0.0%)
Headwaters, Inc.*	7,070	25,452
Texas Industries, Inc.	2,197	69,249
United States Lime & Minerals, Inc.*	320	12,371

		107,072

Containers & Packaging (0.6%)
AEP Industries, Inc.*	450	10,629
AptarGroup, Inc.	30,750	1,404,352
Boise, Inc.*	7,244	47,013
Graham Packaging Co., Inc.*	2,068	24,444
Graphic Packaging Holding Co.*	13,090	43,721
Myers Industries, Inc.	3,790	32,556
Rock-Tenn Co., Class A	3,981	198,294
Silgan Holdings, Inc.	5,480	173,716

		1,934,725

Metals & Mining (2.0%)
A.M. Castle & Co.*	1,797	23,810
Allied Nevada Gold Corp.*	7,766	205,799
AMCOL International Corp.	2,670	69,927
Brush Engineered Materials, Inc.*	2,126	60,464
Capital Gold Corp.*	4,540	$21,928
Century Aluminum Co.*	6,756	88,977
Coeur d’Alene Mines Corp.*	9,164	182,547
General Moly, Inc.*	7,256	26,557
Globe Specialty Metals, Inc.*	6,309	88,578
Golden Star Resources Ltd.*	26,529	131,053
Haynes International, Inc.	1,420	49,586
Hecla Mining Co.*	25,264	159,669
Horsehead Holding Corp.*	4,970	49,054
Jaguar Mining, Inc.*	8,650	56,225
Kaiser Aluminum Corp.	1,493	63,886
Metals USA Holdings Corp.*	1,045	13,564
Molycorp, Inc.*	2,656	75,138
Noranda Aluminum Holding Corp.*	938	7,710
Olympic Steel, Inc.	991	22,783
Reliance Steel & Aluminum Co.	71,800	2,981,854
RTI International Metals, Inc.*	3,169	97,035
Steel Dynamics, Inc.	149,500	2,109,445
Stillwater Mining Co.*	4,637	78,087
Thompson Creek Metals Co., Inc.*	14,383	155,049
U.S. Energy Corp. Wyoming*	2,442	11,087
U.S. Gold Corp.*	9,388	46,658
United States Steel Corp.	4,600	201,664
Universal Stainless & Alloy Products, Inc.*	739	18,150
Worthington Industries, Inc.	6,374	95,801

		7,192,085

Paper & Forest Products (0.4%)
Buckeye Technologies, Inc.	3,810	56,045
Clearwater Paper Corp.*	1,176	89,470
Deltic Timber Corp.	1,120	50,176
KapStone Paper and Packaging Corp.*	3,860	46,861
Louisiana-Pacific Corp.*	13,260	100,378
Neenah Paper, Inc.	1,572	23,894
P.H. Glatfelter Co.	72,073	876,408
Schweitzer-Mauduit International, Inc.	1,920	111,955
Wausau Paper Corp.*	5,140	42,611

		1,397,798

Total Materials		21,685,974

Telecommunication Services (0.3%)
Diversified Telecommunication Services (0.2%)
AboveNet, Inc.*	2,332	121,474
Alaska Communications Systems Group, Inc.	4,589	46,578
Atlantic Tele-Network, Inc.	977	48,107
Cbeyond, Inc.*	2,689	34,500
Cincinnati Bell, Inc.*	21,520	57,458
Cogent Communications Group, Inc.*	4,300	40,721
Consolidated Communications Holdings, Inc.	2,452	45,779
General Communication, Inc., Class A*	5,410	53,938
Global Crossing Ltd.*	3,460	44,496
Globalstar, Inc.*	6,378	11,098
IDT Corp., Class B*	1,345	23,927
Iridium Communications, Inc.*	3,505	29,933
Neutral Tandem, Inc.*	3,349	40,020
PAETEC Holding Corp.*	13,632	56,027
Premiere Global Services, Inc.*	6,286	44,505
Vonage Holdings Corp.*	10,692	27,265

		725,826

Wireless Telecommunication Services (0.1%)
FiberTower Corp.*	4,415	18,719

See Notes to Portfolio of Investments.

EQ ADVISORS TRUST

EQ/AXA FRANKLIN SMALL CAP VALUE CORE PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

September 30, 2010 (Unaudited)

	Number of Shares	Value (Note 1)
ICO Global Communications Holdings Ltd.*	8,980	$14,727
NTELOS Holdings Corp.	3,230	54,652
Shenandoah Telecommunications Co.	2,511	45,625
Syniverse Holdings, Inc.*	7,510	170,252
USA Mobility, Inc.	1,923	30,826

		334,801

Total Telecommunication Services		1,060,627

Utilities (2.6%)
Electric Utilities (1.4%)
Allete, Inc.	3,170	115,483
Central Vermont Public Service Corp.	1,151	23,216
Cleco Corp.	6,230	184,533
El Paso Electric Co.*	4,490	106,772
Empire District Electric Co.	3,760	75,764
IDACORP, Inc.	5,130	184,270
MGE Energy, Inc.	2,330	92,245
NV Energy, Inc.	191,600	2,519,540
PNM Resources, Inc.	126,634	1,442,361
Portland General Electric Co.	8,260	167,513
UIL Holdings Corp.	5,228	147,220
UniSource Energy Corp.	3,910	130,711
Unitil Corp.	650	14,267

		5,203,895

Gas Utilities (1.0%)
Atmos Energy Corp.	12,900	377,325
Chesapeake Utilities Corp.	1,185	42,921
Energen Corp.	35,900	1,641,348
Laclede Group, Inc.	2,550	87,771
New Jersey Resources Corp.	4,320	169,430
Nicor, Inc.	4,687	214,758
Northwest Natural Gas Co.	2,950	139,978
Piedmont Natural Gas Co., Inc.	7,770	225,330
South Jersey Industries, Inc.	3,017	149,251
Southwest Gas Corp.	4,500	151,155
WGL Holdings, Inc.	5,500	207,790

		3,407,057

Independent Power Producers & Energy Traders (0.0%)
Dynegy, Inc.*	10,549	51,374

Multi-Utilities (0.1%)
Avista Corp.	6,100	127,368
Black Hills Corp.	3,970	123,864
CH Energy Group, Inc.	1,820	80,371
NorthWestern Corp.	3,610	102,885

		434,488

Water Utilities (0.1%)
American States Water Co.	1,749	62,579
Artesian Resources Corp., Class A	300	5,721
Cadiz, Inc.*	1,040	10,670
California Water Service Group	1,950	72,053
Connecticut Water Service, Inc.	1,170	28,022
Consolidated Water Co., Ltd.	1,150	10,902
Middlesex Water Co.	1,800	30,312
SJW Corp.	1,580	38,915
York Water Co.	900	14,427

		273,601

Total Utilities		9,370,415

Total Common Stocks (78.0%) (Cost $248,815,573)		284,660,940

INVESTMENT COMPANIES:
Investment Companies (0.0%)
Kayne Anderson Energy Development Co.	780	$12,519
THL Credit, Inc.	707	8,329

Total Investment Companies (0.0%) (Cost $19,251)		20,848

	Principal Amount	Value (Note 1)
SHORT-TERM INVESTMENTS:
Government Securities (0.8%)
Federal Home Loan Bank
0.01%, 10/1/10 (o)(p)	$3,000,000	2,999,999

Short-Term Investment (19.0%)
BlackRock Liquidity Funds TempFund
0.23%‡	69,519,657	69,519,657

Time Deposit (0.3%)
JPMorgan Chase Nassau
0.000%, 10/1/10	1,004,083	1,004,083

Total Short-Term Investments (20.1%) (Cost/Amortized Cost $73,523,740)		73,523,739

Total Investments (98.1%) (Cost/Amortized Cost $322,358,564)		358,205,527
Other Assets Less Liabilities (1.9%)		6,752,066

Net Assets (100%)		$364,957,593

*	Non-income producing.

‡	Affiliated company as defined under the Investment Company Act of 1940.

(o)	Discount Note Security. Effective rate calculated as of September 30, 2010.

(p)	Yield to maturity.

See Notes to Portfolio of Investments.

EQ ADVISORS TRUST

EQ/AXA FRANKLIN SMALL CAP VALUE CORE PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

September 30, 2010 (Unaudited)

Investments in companies which were affiliates for the nine months ended September 30, 2010, were as follows:

Securities	Market Value December 31, 2009	Purchases at Cost	Sales at Cost	Market Value September 30, 2010	Dividend Income	Realized Gain (Loss)
BlackRock Liquidity Funds TempFund	$—	$128,924,141	$59,404,484	$69,519,657	$50,026	$—

At September 30, 2010, the Portfolio had the following futures contracts open: (Note 1)

	Number of Contracts	Expiration Date	Original Value	Value at 9/30/2010	Unrealized Appreciation/ (Depreciation)
Purchase
Russell 2000 Mini Index	1,116	December-10	$70,094,784	$75,274,200	$5,179,416

The following is a summary of the inputs used to value the Portfolio’s assets and liabilities carried at fair value as of September 30, 2010:

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. For example, money market securities are valued using amortized cost, in accordance with rules under the Investment Company Act of 1940. Generally, amortized cost approximates the current fair value of a security, but since the value is not obtained from a quoted price in an active market, such securities are reflected as Level 2.

Various inputs are used in determining the value of the Portfolio’s investments. These inputs are summarized in the three broad levels listed below:

Investment Type	Level 1 Quoted prices in active markets for identical securities	Level 2 Significant other observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)	Level 3 Significant unobservable inputs (including the Portfolio’s own assumptions in determining the fair value of investments)	Total
Assets:
Common Stocks
Consumer Discretionary	$51,230,173	$—	$—	$51,230,173
Consumer Staples	6,482,433	—	—	6,482,433
Energy	26,785,807	—	—	26,785,807
Financials	50,353,325	—	—	50,353,325
Health Care	23,776,099	—	—	23,776,099
Industrials	67,999,625	17,223	—	68,016,848
Information Technology	25,899,239	—	—	25,899,239
Materials	21,685,974	—	—	21,685,974
Telecommunication Services	1,060,627	—	—	1,060,627
Utilities	9,370,415	—	—	9,370,415
Futures	5,179,416	—	—	5,179,416
Investment Companies
Investment Companies	20,848	—	—	20,848
Short-Term Investments	—	73,523,739	—	73,523,739

Total Assets	$289,843,981	$73,540,962	$—	$363,384,943

Total Liabilities	$—	$—	$—	$—

Total	$289,843,981	$73,540,962	$—	$363,384,943

See Notes to Portfolio of Investments.

EQ ADVISORS TRUST

EQ/AXA FRANKLIN SMALL CAP VALUE CORE PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

September 30, 2010 (Unaudited)

Investment security transactions for the nine months ended September 30, 2010 were as follows:

Cost of Purchases:
Stocks and long-term corporate debt securities	$46,679,541
Net Proceeds of Sales and Redemptions:
Stocks and long-term corporate debt securities	$123,930,251

As of September 30, 2010, the gross unrealized appreciation (depreciation) of investments based on the aggregate cost of investments for Federal income tax purposes was as follows:

Aggregate gross unrealized appreciation	$53,778,975
Aggregate gross unrealized depreciation	(18,695,950)

Net unrealized appreciation	$35,083,025

Federal income tax cost of investments	$323,122,502

See Notes to Portfolio of Investments.

EQ ADVISORS TRUST

EQ/BLACKROCK BASIC VALUE EQUITY PORTFOLIO

PORTFOLIO OF INVESTMENTS

September 30, 2010 (Unaudited)

	Number of Shares	Value (Note 1)
COMMON STOCKS:
Consumer Discretionary (6.9%)
Media (6.9%)
Comcast Corp., Class A	1,380,600	$23,484,006
Time Warner, Inc.	939,670	28,800,886
Viacom, Inc., Class B	1,419,400	51,368,086
Walt Disney Co.	688,300	22,789,613

Total Consumer Discretionary		126,442,591

Consumer Staples (10.2%)
Food & Staples Retailing (1.2%)
Kroger Co.	980,000	21,226,800

Food Products (6.6%)
Archer-Daniels-Midland Co.	57,400	1,832,208
General Mills, Inc.	393,600	14,382,144
Kraft Foods, Inc., Class A	1,617,429	49,913,859
Unilever N.V. (N.Y. Shares)	1,877,500	56,099,700

		122,227,911

Household Products (2.4%)
Kimberly-Clark Corp.	684,420	44,521,521

Total Consumer Staples		187,976,232

Energy (14.7%)
Energy Equipment & Services (4.0%)
Halliburton Co.	1,479,600	48,930,372
Noble Corp.	739,500	24,987,705

		73,918,077

Oil, Gas & Consumable Fuels (10.7%)
Chevron Corp.	240,400	19,484,420
Devon Energy Corp.	501,000	32,434,740
Exxon Mobil Corp.	1,071,490	66,207,367
Hess Corp.	490,100	28,974,712
Marathon Oil Corp.	478,000	15,821,800
Occidental Petroleum Corp.	70,800	5,543,640
Peabody Energy Corp.	567,700	27,822,977

		196,289,656

Total Energy		270,207,733

Financials (18.8%)
Capital Markets (3.0%)
Bank of New York Mellon Corp.	883,278	23,080,054
Morgan Stanley	1,287,700	31,780,436

		54,860,490

Commercial Banks (1.4%)
U.S. Bancorp	426,400	9,218,768
Wells Fargo & Co.	653,100	16,412,403

		25,631,171

Diversified Financial Services (7.0%)
Bank of America Corp.	3,033,089	39,763,797
Citigroup, Inc.*	8,395,900	32,744,010
JPMorgan Chase & Co.	1,502,290	57,192,180

		129,699,987

Insurance (7.4%)
ACE Ltd.	474,000	27,610,500
Hartford Financial Services Group, Inc.	488,300	11,206,485
MetLife, Inc.	700,517	26,934,878
Prudential Financial, Inc.	357,465	19,367,454
Travelers Cos., Inc.	983,838	51,257,960

		136,377,277

Total Financials		346,568,925

Health Care (8.2%)
Biotechnology (0.7%)
Amgen, Inc.*	228,100	$12,570,591

Health Care Equipment & Supplies (0.8%)
Baxter International, Inc.	316,000	15,076,360

Health Care Providers & Services (1.1%)
UnitedHealth Group, Inc.	571,500	20,065,365

Pharmaceuticals (5.6%)
Bristol-Myers Squibb Co.	231,400	6,273,254
Eli Lilly and Co.	507,600	18,542,628
Johnson & Johnson	221,000	13,693,160
Merck & Co., Inc.	1,048,711	38,603,052
Pfizer, Inc.	1,572,341	26,997,095

		104,109,189

Total Health Care		151,821,505

Industrials (12.5%)
Aerospace & Defense (4.9%)
Honeywell International, Inc.	730,700	32,106,958
Northrop Grumman Corp.	413,200	25,052,316
Raytheon Co.	708,377	32,379,913

		89,539,187

Construction & Engineering (2.2%)
Fluor Corp.	631,000	31,253,430
Jacobs Engineering Group, Inc.*	248,300	9,609,210

		40,862,640

Industrial Conglomerates (4.3%)
General Electric Co.	2,670,300	43,392,375
Tyco International Ltd.	960,050	35,262,636

		78,655,011

Machinery (1.1%)
Deere & Co	260,600	18,184,668
Illinois Tool Works, Inc.	40,400	1,899,608

		20,084,276

Total Industrials		229,141,114

Information Technology (13.6%)
Computers & Peripherals (1.3%)
Hewlett-Packard Co.	552,813	23,256,843

IT Services (4.3%)
International Business Machines Corp.	419,960	56,333,434
Western Union Co.	1,356,800	23,974,656

		80,308,090

Office Electronics (1.3%)
Xerox Corp.	2,253,387	23,322,555

Semiconductors & Semiconductor Equipment (4.9%)
Intel Corp.	1,130,400	21,737,592
Lam Research Corp.*	470,900	19,707,165
LSI Corp.*	10,653,701	48,580,877

		90,025,634

Software (1.8%)
Microsoft Corp.	1,379,300	33,779,057

Total Information Technology		250,692,179

See Notes to Portfolio of Investments.

EQ ADVISORS TRUST

EQ/BLACKROCK BASIC VALUE EQUITY PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

September 30, 2010 (Unaudited)

	Number of Shares	Value (Note 1)
Materials (5.1%)
Chemicals (1.5% )
E.I. du Pont de Nemours & Co.	611,850	$27,300,747

Metals & Mining (3.6%)
Alcoa, Inc.	2,708,800	32,803,568
Nucor Corp.	498,200	19,031,240
United States Steel Corp.	356,000	15,607,040

		67,441,848

Total Materials		94,742,595

Telecommunication Services (5.5%)
Diversified Telecommunication Services (4.2%)
AT&T, Inc.	654,258	18,711,779
Qwest Communications International, Inc.	5,831,700	36,564,759
Verizon Communications, Inc.	698,000	22,747,820

		78,024,358

Wireless Telecommunication Services (1.3%)
Sprint Nextel Corp.*	4,980,900	23,061,567

Total Telecommunication Services		101,085,925

Utilities (2.7%)
Electric Utilities (1.4%)
Southern Co.	700,700	26,094,068

Multi-Utilities (1.3%)
Dominion Resources, Inc.	538,020	23,489,953

Total Utilities		49,584,021

Total Common Stocks (98.2%) (Cost $1,624,286,625)		1,808,262,820

	Principal Amount	Value (Note 1)
SHORT-TERM INVESTMENT:
Time Deposit (1.6%)
JPMorgan Chase Nassau
0.000%, 10/1/10
(Amortized Cost $29,187,319)	$29,187,319	29,187,319

Total Investments (99.8%) (Cost/Amortized Cost $1,653,473,944)		1,837,450,139
Other Assets Less Liabilities (0.2%)		3,295,969

Net Assets (100%)		$1,840,746,108

*	Non-income producing.

See Notes to Portfolio of Investments.

EQ ADVISORS TRUST

EQ/BLACKROCK BASIC VALUE EQUITY PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

September 30, 2010 (Unaudited)

The following is a summary of the inputs used to value the Portfolio’s assets and liabilities carried at fair value as of September 30, 2010:

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. For example, money market securities are valued using amortized cost, in accordance with rules under the Investment Company Act of 1940. Generally, amortized cost approximates the current fair value of a security, but since the value is not obtained from a quoted price in an active market, such securities are reflected as Level 2.

Various inputs are used in determining the value of the Portfolio’s investments. These inputs are summarized in the three broad levels listed below:

Investment Type	Level 1 Quoted prices in active markets for identical securities	Level 2 Significant other observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)	Level 3 Significant unobservable inputs (including the Portfolio’s own assumptions in determining the fair value of investments)	Total
Assets:
Common Stocks
Consumer Discretionary	$126,442,591	$—	$—	$126,442,591
Consumer Staples	187,976,232	—	—	187,976,232
Energy	270,207,733	—	—	270,207,733
Financials	346,568,925	—	—	346,568,925
Health Care	151,821,505	—	—	151,821,505
Industrials	229,141,114	—	—	229,141,114
Information Technology	250,692,179	—	—	250,692,179
Materials	94,742,595	—	—	94,742,595
Telecommunication Services	101,085,925	—	—	101,085,925
Utilities	49,584,021	—	—	49,584,021
Short-Term Investments	—	29,187,319	—	29,187,319

Total Assets	$1,808,262,820	$29,187,319	$—	$1,837,450,139

Total Liabilities	$—	$—	$—	$—

Total	$1,808,262,820	$29,187,319	$—	$1,837,450,139

Investment security transactions for the nine months ended September 30, 2010 were as follows:

Cost of Purchases:
Stocks and long-term corporate debt securities	$765,084,110
Net Proceeds of Sales and Redemptions:
Stocks and long-term corporate debt securities	$723,637,702

As of September 30, 2010, the gross unrealized appreciation (depreciation) of investments based on the aggregate cost of investments for Federal income tax purposes was as follows:

Aggregate gross unrealized appreciation	$65,394,702
Aggregate gross unrealized depreciation	(69,406,926)

Net unrealized depreciation	$(4,012,224)

Federal income tax cost of investments	$1,841,462,363

See Notes to Portfolio of Investments.

EQ ADVISORS TRUST

EQ/BLACKROCK INTERNATIONAL VALUE PORTFOLIO

PORTFOLIO OF INVESTMENTS

September 30, 2010 (Unaudited)

	Number of Shares	Value (Note 1)
COMMON STOCKS:
Australia (5.9%)
National Australia Bank Ltd.	1,627,942	$39,872,169
Newcrest Mining Ltd.	643,811	24,685,670
Octaviar Ltd.(b)*†	9,487,254	—
Suncorp-Metway Ltd.	2,765,060	24,053,118

Total Australia		88,610,957

Israel (1.8%)
Teva Pharmaceutical Industries Ltd. (ADR)	505,625	26,671,719

Japan (18.8%)
Fujifilm Holdings Corp.	799,500	26,480,804
Hitachi Ltd.	7,307,000	31,948,431
Mitsubishi Corp.	1,342,000	31,845,975
Mitsubishi Heavy Industries Ltd.	6,639,000	24,494,633
Mitsubishi UFJ Financial Group, Inc.	4,930,400	22,974,672
Mitsui Chemicals, Inc.	7,129,000	19,214,483
Nippon Telegraph & Telephone Corp.	671,200	29,306,708
Nissan Motor Co., Ltd.	4,134,500	36,105,061
Sony Corp.	960,700	29,702,524
Sumitomo Corp.	2,551,100	32,881,931

Total Japan		284,955,222

Latin America (4.5%)
Brazil (3.0%)
Cyrela Brazil Realty S.A.	1,138,583	16,062,634
Itau Unibanco Holding S.A. (Preference) (ADR)	1,193,770	28,865,358

		44,927,992

Mexico (1.5%)
America Movil S.A.B. de C.V. (ADR)	422,239	22,518,006

Total Latin America		67,445,998

Other European Countries (41.2%)
France (6.2%)
Sanofi-Aventis S.A.	483,566	32,219,443
Societe Generale S.A.	398,593	22,957,886
Total S.A.	758,494	39,091,011

		94,268,340

Germany (11.8%)
Bayer AG	552,512	38,526,793
Bilfinger Berger AG	454,803	31,347,715
Daimler AG (Registered)*	516,517	32,714,428
Deutsche Post AG (Registered)	977,560	17,731,024
Deutsche Telekom AG (Registered)	2,733,628	37,396,615
HeidelbergCement AG	431,326	20,785,983

		178,502,558

Ireland (2.0%)
United Business Media Ltd.	3,116,874	30,822,192

Netherlands (6.6%)
European Aeronautic Defence and Space Co. N.V.*	971,496	24,229,750
Koninklijke Ahold N.V.	1,722,009	23,212,364
Royal Dutch Shell plc, Class B	1,815,404	52,958,263

		100,400,377

Spain (8.2%)
Banco Santander S.A.	3,203,787	40,692,581
Repsol YPF S.A.	1,292,226	33,285,944
Telefonica S.A.	2,033,255	50,350,380

		124,328,905

Switzerland (6.4%)
Credit Suisse Group AG (Registered)	513,433	21,944,930
Novartis AG (Registered)	896,453	$51,407,039
Xstrata plc	1,222,688	23,394,377

		96,746,346

Total Other European Countries		625,068,718

Scandinavia (3.4%)
Denmark (1.7%)
Carlsberg A/S, Class B	248,694	25,930,266

Finland (1.7%)
KCI Konecranes Oyj	700,189	26,182,831

Total Scandanavia		52,113,097

Southeast Asia (6.3%)
China (1.3%)
China Citic Bank Corp., Ltd., Class H	30,538,000	19,482,668

Hong Kong (1.4%)
China Mobile Ltd.	2,113,000	21,636,950

South Korea (1.4%)
Samsung Electronics Co., Ltd. (GDR)(m)	62,611	21,475,573

Taiwan (2.2%)
Quanta Computer, Inc.	7,454,000	12,096,660
Taiwan Semiconductor Manufacturing Co., Ltd. (ADR)	2,004,505	20,325,680

		32,422,340

Total Southeast Asia		95,017,531

United Kingdom (15.5%)
Aviva plc	4,425,107	27,729,137
BHP Billiton plc	1,207,350	38,406,679
British American Tobacco plc	1,063,872	39,683,511
Centrica plc	7,630,536	38,777,327
Ladbrokes plc	9,778,977	20,615,529
Lloyds Banking Group plc*	26,236,991	30,549,069
Tesco plc	5,750,505	38,301,905

Total United Kingdom		234,063,157

Total Common Stocks (97.4%) (Cost $1,389,251,078)		1,473,946,399

	Number of Warrants	Value (Note 1)
WARRANTS:
India (0.3%)
Rolta India Ltd., expiring 5/26/14*†	1,423,162	5,130,794

Luxembourg (1.2%)
Axis Bank Ltd., expiring 8/17/17*	549,557	18,788,530

Switzerland (0.6%)
UBS AG/London, expiring 12/18/12*	1,234,510	8,198,381

Total Warrants (2.1%)
(Cost $24,346,827)		32,117,705

Total Investments (99.5%)
(Cost $1,413,597,905)		1,506,064,104
Other Assets Less Liabilities (0.5%)		8,117,670

Net Assets (100%)		$1,514,181,774

See Notes to Portfolio of Investments.

EQ ADVISORS TRUST

EQ/BLACKROCK INTERNATIONAL VALUE PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

September 30, 2010 (Unaudited)

*	Non-income producing.

†	Securities (totaling $5,130,794 or 0.3% of net assets) at fair value by management.

(b)	Illiquid Security.

(m)	Regulation S is an exemption for securities offerings that are made outside of the United States and do not involve direct selling efforts in the United States. Resale restrictions may apply for purposes of the Securities Act of 1933.

Glossary:

ADR — American Depositary Receipt

GDR — Global Depositary Receipt

Market Sector Diversification

As a Percentage of Total Net Assets

Consumer Discretionary	11.0%
Consumer Staples	8.3
Energy	8.3
Financials	20.3
Health Care	9.8
Industrials	12.5
Information Technology	7.7
Materials	8.4
Telecommunication Services	10.6
Utilities	2.6
Cash and Other	0.5

100.0%

The following is a summary of the inputs used to value the Portfolio’s assets and liabilities carried at fair value as of September 30, 2010:

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. For example, money market securities are valued using amortized cost, in accordance with rules under the Investment Company Act of 1940. Generally, amortized cost approximates the current fair value of a security, but since the value is not obtained from a quoted price in an active market, such securities are reflected as Level 2.

Various inputs are used in determining the value of the Portfolio’s investments. These inputs are summarized in the three broad levels listed below:

Investment Type	Level 1 Quoted prices in active markets for identical securities	Level 2 Significant other observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)	Level 3 Significant unobservable inputs (including the Portfolio’s own assumptions in determining the fair value of investments)	Total
Assets:
Common Stocks
Consumer Discretionary	$16,062,634	$149,959,734	$—	$166,022,368
Consumer Staples	—	127,128,046	—	127,128,046
Energy	—	125,335,218	—	125,335,218
Financials	28,865,358	250,256,230	—	279,121,588
Health Care	26,671,719	122,153,275	—	148,824,994
Industrials	—	188,713,859	—	188,713,859
Information Technology	20,325,680	92,001,468	—	112,327,148
Materials	—	126,487,192	—	126,487,192
Telecommunication Services	22,518,006	138,690,653	—	161,208,659
Utilities	—	38,777,327	—	38,777,327
Warrants

See Notes to Portfolio of Investments.

EQ ADVISORS TRUST

EQ/BLACKROCK INTERNATIONAL VALUE PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

September 30, 2010 (Unaudited)

Investment Type	Level 1 Quoted prices in active markets for identical securities	Level 2 Significant other observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)	Level 3 Significant unobservable inputs (including the Portfolio’s own assumptions in determining the fair value of investments)	Total
Financials	$—	$26,986,911	$—	$26,986,911
Information Technology	—	—	5,130,794	5,130,794

Total Assets	$114,443,397	$1,386,489,913	$5,130,794	$1,506,064,104

Total Liabilities	$—	$—	$—	$—

Total	$114,443,397	$1,386,489,913	$5,130,794	$1,506,064,104

Following is a reconciliation of Level 3 assets for which significant unobservable inputs were used to determine fair value:

Investments in Securities- Information Technology
Balance as of 12/31/09	$5,977,372
Total gains or losses (realized/unrealized) included in earnings	(846,798)
Purchases, sales, issuances, and settlements (net)	—
Transfers into Level 3	—
Transfers out of Level 3	—

Balance as of 9/30/10	$5,130,794

The amount of total gains or losses for the year included in earnings attributable to the change in unrealized gains or losses relating to assets and liabilities still held at period ending 9/30/10.	$(846,798)

Investment security transactions for the nine months ended September 30, 2010 were as follows:

Cost of Purchases:
Stocks and long-term corporate debt securities	$1,427,903,151
Net Proceeds of Sales and Redemptions:
Stocks and long-term corporate debt securities	$1,447,127,604

As of September 30, 2010, the gross unrealized appreciation (depreciation) of investments based on the aggregate cost of investments for Federal income tax purposes was as follows:

Aggregate gross unrealized appreciation	$135,852,718
Aggregate gross unrealized depreciation	(82,391,238)

Net unrealized appreciation	$53,461,480

Federal income tax cost of investments	$1,452,602,624

See Notes to Portfolio of Investments.

EQ ADVISORS TRUST

EQ/BOSTON ADVISORS EQUITY INCOME PORTFOLIO

PORTFOLIO OF INVESTMENTS

September 30, 2010 (Unaudited)

	Number of Shares	Value (Note 1)
COMMON STOCKS:
Consumer Discretionary (8.7%)
Auto Components (0.6%)
Autoliv, Inc.	62,000	$4,050,460

Hotels, Restaurants & Leisure (0.7%)
Brinker International, Inc.	227,900	4,298,194

Household Durables (0.6%)
Whirlpool Corp.	49,000	3,967,040

Leisure Equipment & Products (1.7%)
Hasbro, Inc.	94,000	4,183,940
Polaris Industries, Inc.	112,800	7,343,280

		11,527,220

Media (3.7%)
Comcast Corp., Class A	330,303	5,971,878
Meredith Corp.	100,000	3,331,000
News Corp., Class A	302,700	3,953,262
Time Warner Cable, Inc.	214,700	11,591,653

		24,847,793

Specialty Retail (1.4%)
Gap, Inc.	252,300	4,702,872
Limited Brands, Inc.	174,800	4,681,144

		9,384,016

Total Consumer Discretionary		58,074,723

Consumer Staples (9.5%)
Beverages (0.7%)
Dr. Pepper Snapple Group, Inc.	124,800	4,432,896

Food & Staples Retailing (2.0%)
SUPERVALU, Inc.	496,314	5,722,500
Walgreen Co.	125,600	4,207,600
Wal-Mart Stores, Inc.	64,400	3,446,688

		13,376,788

Food Products (3.4%)
Campbell Soup Co.	183,200	6,549,400
ConAgra Foods, Inc.	347,600	7,626,344
Del Monte Foods Co.	289,100	3,790,101
Sara Lee Corp.	340,500	4,572,915

		22,538,760

Household Products (2.2%)
Clorox Co.	76,500	5,107,140
Procter & Gamble Co.	162,900	9,769,113

		14,876,253

Tobacco (1.2%)
Lorillard, Inc.	103,300	8,296,023

Total Consumer Staples		63,520,720

Energy (11.6%)
Energy Equipment & Services (1.3%)
Seadrill Ltd.	300,700	8,717,293

Oil, Gas & Consumable Fuels (10.3%)
Chevron Corp.	351,600	28,497,180
CNOOC Ltd. (ADR)	37,900	7,363,970
ConocoPhillips	200,700	11,526,201
Exxon Mobil Corp.	73,400	4,535,386
Occidental Petroleum Corp.	85,200	6,671,160
Spectra Energy Corp.	331,500	7,475,325
Williams Cos., Inc.	159,400	$3,046,134

		69,115,356

Total Energy		77,832,649

Financials (25.7%)
Capital Markets (3.4%)
Ameriprise Financial, Inc.	215,800	10,213,814
Apollo Investment Corp.	213,400	2,183,082
Federated Investors, Inc., Class B	308,700	7,026,012
Waddell & Reed Financial, Inc., Class A	126,900	3,471,984

		22,894,892

Commercial Banks (5.7%)
Bancolombia S.A. (ADR)	73,400	4,817,242
Bank of Hawaii Corp.	102,100	4,586,332
Canadian Imperial Bank of Commerce	53,500	3,875,540
Cullen/Frost Bankers, Inc.	101,600	5,473,192
PNC Financial Services Group, Inc.	104,200	5,409,022
Wells Fargo & Co.	561,100	14,100,443

		38,261,771

Consumer Finance (0.7%)
American Express Co.	103,800	4,362,714

Diversified Financial Services (3.9%)
Bank of America Corp.	469,460	6,154,621
Citigroup, Inc.*	421,400	1,643,460
JPMorgan Chase & Co.	327,700	12,475,539
NYSE Euronext	199,200	5,691,144

		25,964,764

Insurance (6.5%)
Aspen Insurance Holdings Ltd.	184,000	5,571,520
Berkshire Hathaway, Inc., Class B*	118,000	9,756,240
Endurance Specialty Holdings Ltd.	250,200	9,957,960
PartnerReinsurance Ltd.	88,300	7,079,894
Sun Life Financial, Inc.	24,404	635,480
Travelers Cos., Inc.	170,000	8,857,000
Unitrin, Inc.	82,400	2,009,736

		43,867,830

Real Estate Investment Trusts (REITs) (3.4%)
Annaly Capital Management, Inc. (REIT)	281,500	4,954,400
AvalonBay Communities, Inc. (REIT)	46,300	4,811,959
Government Properties Income Trust (REIT)	260,500	6,955,350
Realty Income Corp. (REIT)	177,600	5,988,672

		22,710,381

Thrifts & Mortgage Finance (2.1%)
Hudson City Bancorp, Inc.	586,900	7,195,394
New York Community Bancorp, Inc.	415,800	6,756,750

		13,952,144

Total Financials		172,014,496

Health Care (12.4%)
Health Care Equipment & Supplies (0.6%)
Medtronic, Inc.	118,000	3,962,440

Health Care Providers & Services (3.3%)
AmerisourceBergen Corp.	195,500	5,994,030
Cardinal Health, Inc.	252,000	8,326,080
UnitedHealth Group, Inc.	219,500	7,706,645

		22,026,755

Pharmaceuticals (8.5%)
AstraZeneca plc (ADR)	191,600	9,714,120

See Notes to Portfolio of Investments.

EQ ADVISORS TRUST

EQ/BOSTON ADVISORS EQUITY INCOME PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

September 30, 2010 (Unaudited)

	Number of Shares	Value (Note 1)
Bristol-Myers Squibb Co.	123,300	$3,342,663
Eli Lilly and Co.	226,160	8,261,625
Johnson & Johnson	212,320	13,155,347
Merck & Co., Inc.	125,500	4,619,655
Pfizer, Inc.	624,000	10,714,080
Sanofi-Aventis S.A. (ADR)	217,000	7,215,250

		57,022,740

Total Health Care		83,011,935

Industrials (8.4%)
Aerospace & Defense (0.8%)
Honeywell International, Inc.	46,600	2,047,604
Raytheon Co.	68,700	3,140,277

		5,187,881

Commercial Services & Supplies (0.5%)
Avery Dennison Corp.	101,300	3,760,256

Industrial Conglomerates (3.6%)
General Electric Co.	1,505,800	24,469,250

Machinery (1.8%)
Caterpillar, Inc.	91,400	7,191,352
Crane Co.	127,500	4,837,350

		12,028,702

Road & Rail (1.5%)
Norfolk Southern Corp.	55,800	3,320,658
Ryder System, Inc.	151,800	6,492,486

		9,813,144

Trading Companies & Distributors (0.2%)
Textainer Group Holdings Ltd.	49,100	1,312,934

Total Industrials		56,572,167

Information Technology (5.4%)
Communications Equipment (1.0%)
Nokia Oyj (ADR)	136,600	1,370,098
Tellabs, Inc.	668,900	4,983,305

		6,353,403

IT Services (1.1%)
International Business Machines Corp.	53,900	7,230,146

Office Electronics (0.2%)
Canon, Inc. (ADR)	31,200	1,457,664

Semiconductors & Semiconductor Equipment (1.6%)
Intel Corp.	570,200	10,964,946

Software (1.5%)
Microsoft Corp.	421,400	10,320,086

Total Information Technology		36,326,245

Materials (3.6%)
Chemicals (2.7%)
E.I. du Pont de Nemours & Co.	77,100	3,440,202
Eastman Chemical Co.	121,700	9,005,800
Lubrizol Corp.	56,600	5,997,902

		18,443,904

Metals & Mining (0.9%)
Southern Copper Corp.	165,600	5,815,872

Total Materials		24,259,776

Telecommunication Services (4.7%)
Diversified Telecommunication Services (3.4%)
AT&T, Inc.	369,500	$10,567,700
Qwest Communications International, Inc.	878,900	5,510,703
Verizon Communications, Inc.	204,600	6,667,914

		22,746,317

Wireless Telecommunication Services (1.3%)
Mobile Telesystems OJSC (ADR)	161,800	3,435,014
Rogers Communications, Inc., Class B	139,800	5,232,714

		8,667,728

Total Telecommunication Services		31,414,045

Utilities (6.6%)
Electric Utilities (1.5%)
Northeast Utilities	152,300	4,503,511
Pinnacle West Capital Corp.	133,500	5,509,545

		10,013,056

Gas Utilities (2.2%)
Atmos Energy Corp.	189,200	5,534,100
Questar Corp.	386,500	6,775,345
UGI Corp.	86,900	2,486,209

		14,795,654

Multi-Utilities (2.9%)
CMS Energy Corp.	374,900	6,755,698
DTE Energy Co.	83,200	3,821,376
NSTAR	217,000	8,538,950

		19,116,024

Total Utilities		43,924,734

Total Common Stocks (96.6%) (Cost $586,005,762)		646,951,490

	Principal Amount	Value (Note 1)
SHORT-TERM INVESTMENT:
Time Deposit (2.8%)
JPMorgan Chase Nassau
0.000%, 10/1/10
(Amortized Cost $18,872,441)	$18,872,441	18,872,441

Total Investments (99.4%) (Cost/Amortized Cost $604,878,203)		665,823,931
Other Assets Less Liabilities (0.6%)		3,940,843

Net Assets (100%)		$669,764,774

*	Non-income producing.

Glossary:

ADR — American Depositary Receipt

See Notes to Portfolio of Investments.

EQ ADVISORS TRUST

EQ/BOSTON ADVISORS EQUITY INCOME PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

September 30, 2010 (Unaudited)

The following is a summary of the inputs used to value the Portfolio’s assets and liabilities carried at fair value as of September 30, 2010:

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. For example, money market securities are valued using amortized cost, in accordance with rules under the Investment Company Act of 1940. Generally, amortized cost approximates the current fair value of a security, but since the value is not obtained from a quoted price in an active market, such securities are reflected as Level 2.

Various inputs are used in determining the value of the Portfolio’s investments. These inputs are summarized in the three broad levels listed below:

Investment Type	Level 1 Quoted prices in active markets for identical securities	Level 2 Significant other observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)	Level 3 Significant unobservable inputs (including the Portfolio’s own assumptions in determining the fair value of investments)	Total
Assets:
Common Stocks
Consumer Discretionary	$58,074,723	$—	$—	$58,074,723
Consumer Staples	63,520,720	—	—	63,520,720
Energy	77,832,649	—	—	77,832,649
Financials	172,014,496	—	—	172,014,496
Health Care	83,011,935	—	—	83,011,935
Industrials	56,572,167	—	—	56,572,167
Information Technology	36,326,245	—	—	36,326,245
Materials	24,259,776	—	—	24,259,776
Telecommunication Services	31,414,045	—	—	31,414,045
Utilities	43,924,734	—	—	43,924,734
Short-Term Investments	—	18,872,441	—	18,872,441

Total Assets	$646,951,490	$18,872,441	$—	$665,823,931

Total Liabilities	$—	$—	$—	$—

Total	$646,951,490	$18,872,441	$—	$665,823,931

Investment security transactions for the nine months ended September 30, 2010 were as follows:

Cost of Purchases:
Stocks and long-term corporate debt securities	$318,666,649
Net Proceeds of Sales and Redemptions:
Stocks and long-term corporate debt securities	$450,428,882

As of September 30, 2010, the gross unrealized appreciation (depreciation) of investments based on the aggregate cost of investments for Federal income tax purposes was as follows:

Aggregate gross unrealized appreciation	$63,245,051
Aggregate gross unrealized depreciation	(19,400,764)

Net unrealized appreciation	$43,844,287

Federal income tax cost of investments	$621,979,644

See Notes to Portfolio of Investments.

EQ ADVISORS TRUST

EQ/CALVERT SOCIALLY RESPONSIBLE PORTFOLIO

PORTFOLIO OF INVESTMENTS

September 30, 2010 (Unaudited)

	Number of Shares	Value (Note 1)
COMMON STOCKS:
Consumer Discretionary (18.1%)
Diversified Consumer Services (1.4%)
DeVry, Inc.	13,200	$649,572
ITT Educational Services, Inc.*	5,400	379,458

		1,029,030

Hotels, Restaurants & Leisure (1.4%)
Starbucks Corp.	37,900	969,482

Internet & Catalog Retail (2.7%)
Expedia, Inc.	34,500	973,245
Netflix, Inc.*	6,100	989,176

		1,962,421

Media (4.1%)
CBS Corp., Class B	51,600	818,376
DIRECTV, Class A*	35,400	1,473,702
Time Warner, Inc.	22,833	699,831

		2,991,909

Multiline Retail (3.3%)
Dollar Tree, Inc.*	19,800	965,448
Family Dollar Stores, Inc.	20,700	914,112
Nordstrom, Inc.	14,500	539,400

		2,418,960

Specialty Retail (5.2%)
Bed Bath & Beyond, Inc.*	18,000	781,380
CarMax, Inc.*	32,600	908,236
Ross Stores, Inc.	16,300	890,306
TJX Cos., Inc.	26,700	1,191,621

		3,771,543

Total Consumer Discretionary		13,143,345

Consumer Staples (9.7%)
Beverages (1.0%)
Dr. Pepper Snapple Group, Inc.	20,100	713,952

Food & Staples Retailing (3.3%)
CVS Caremark Corp.	24,300	764,721
Walgreen Co.	26,700	894,450
Whole Foods Market, Inc.*	20,200	749,622

		2,408,793

Food Products (2.2%)
Campbell Soup Co.	21,400	765,050
General Mills, Inc.	22,800	833,112

		1,598,162

Household Products (1.9%)
Colgate-Palmolive Co.	9,400	722,484
Procter & Gamble Co.	11,300	677,661

		1,400,145

Personal Products (1.3%)
Estee Lauder Cos., Inc., Class A	15,500	980,065

Total Consumer Staples		7,101,117

Energy (4.0%)
Energy Equipment & Services (3.2%)
Cameron International Corp.*	17,800	764,688
FMC Technologies, Inc.*	11,700	798,993
Noble Corp.	22,200	750,138

		2,313,819

Oil, Gas & Consumable Fuels (0.8%)
Southwestern Energy Co.*	18,600	$621,984

Total Energy		2,935,803

Financials (9.6%)
Capital Markets (0.5%)
Franklin Resources, Inc.	3,300	352,770

Commercial Banks (3.9%)
KeyCorp	85,600	681,376
Lloyds Banking Group plc (ADR)*	152,500	703,025
M&T Bank Corp.	9,300	760,833
Regions Financial Corp.	100,100	727,727

		2,872,961

Consumer Finance (1.0%)
SLM Corp.*	62,700	724,185

Insurance (4.2%)
Aflac, Inc.	16,300	842,873
Chubb Corp.	13,800	786,462
Prudential Financial, Inc.	12,900	698,922
Travelers Cos., Inc.	14,200	739,820

		3,068,077

Total Financials		7,017,993

Health Care (16.2%)
Biotechnology (2.1%)
Amgen, Inc.*	11,300	622,743
Gilead Sciences, Inc.*	25,400	904,494

		1,527,237

Health Care Equipment & Supplies (4.8%)
Edwards Lifesciences Corp.*	11,200	750,960
Intuitive Surgical, Inc.*	2,200	624,228
Medtronic, Inc.	16,500	554,070
Stryker Corp.	13,600	680,680
Varian Medical Systems, Inc.*	14,000	847,000

		3,456,938

Health Care Providers & Services (3.4%)
AmerisourceBergen Corp.	37,100	1,137,486
McKesson Corp.	11,300	698,114
Quest Diagnostics, Inc.	12,700	640,969

		2,476,569

Life Sciences Tools & Services (0.9%)
Life Technologies Corp.*	14,300	667,667

Pharmaceuticals (5.0%)
Allergan, Inc.	12,100	805,013
Bristol-Myers Squibb Co.	26,187	709,930
Forest Laboratories, Inc.*	23,600	729,948
Johnson & Johnson	22,600	1,400,296

		3,645,187

Total Health Care		11,773,598

Industrials (5.3%)
Electrical Equipment (1.3%)
Cooper Industries plc	19,400	949,242

Industrial Conglomerates (1.0%)
Koninklijke Philips Electronics N.V. (N.Y. Shares)	23,100	723,492

See Notes to Portfolio of Investments.

EQ ADVISORS TRUST

EQ/CALVERT SOCIALLY RESPONSIBLE PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

September 30, 2010 (Unaudited)

	Number of Shares	Value (Note 1)
Machinery (1.2%)
Cummins, Inc.	9,300	$842,394

Trading Companies & Distributors (1.8%)
W.W. Grainger, Inc.	11,100	1,322,121

Total Industrials		3,837,249

Information Technology (29.1%)
Communications Equipment (3.1%)
Cisco Systems, Inc.*	30,985	678,571
F5 Networks, Inc.*	7,100	737,051
Research In Motion Ltd.*	16,900	822,861

		2,238,483

Computers & Peripherals (6.8%)
Apple, Inc.*	9,500	2,695,625
Hewlett-Packard Co.	29,300	1,232,651
SanDisk Corp.*	27,900	1,022,535

		4,950,811

Electronic Equipment, Instruments & Components (1.4%)
Dolby Laboratories, Inc., Class A*	17,400	988,494

Internet Software & Services (3.8%)
Akamai Technologies, Inc.*	24,900	1,249,482
Google, Inc., Class A*	2,900	1,524,791

		2,774,273

IT Services (8.3%)
Cognizant Technology Solutions Corp., Class A*	24,200	1,560,174
Infosys Technologies Ltd. (ADR)	21,900	1,474,089
International Business Machines Corp.	16,898	2,266,698
Visa, Inc., Class A	9,800	727,748

		6,028,709

Semiconductors & Semiconductor Equipment (3.4%)
First Solar, Inc.*	5,300	780,955
Intel Corp.	35,300	678,819
Micron Technology, Inc.*	145,000	1,045,450

		2,505,224

Software (2.3%)
Microsoft Corp.	38,700	947,763
VMware, Inc., Class A*	8,500	721,990

		1,669,753

Total Information Technology		21,155,747

Materials (3.5%)
Chemicals (3.5%)
Ecolab, Inc.	15,000	761,100
Lubrizol Corp.	10,100	1,070,297
Praxair, Inc.	8,000	722,080

Total Materials		2,553,477

Telecommunication Services (2.2%)
Diversified Telecommunication Services (1.0%)
BCE, Inc.	22,800	741,000

Wireless Telecommunication Services (1.2%)
MetroPCS Communications, Inc.*	80,000	836,800

Total Telecommunication Services		1,577,800

Total Common Stocks (97.7%) (Cost $61,637,312)		71,096,129

	Principal Amount	Value (Note 1)
SHORT-TERM INVESTMENT:
Time Deposit (1.5%)
JPMorgan Chase Nassau
0.000%, 10/1/10
(Amortized Cost $1,070,884)	$1,070,884	$1,070,884

Total Investments (99.2%) (Cost/Amortized Cost $62,708,196)		72,167,013
Other Assets Less Liabilities (0.8%)		605,018

Net Assets (100%)		$72,772,031

*	Non-income producing.

Glossary:

ADR — American Depositary Receipt

See Notes to Portfolio of Investments.

EQ ADVISORS TRUST

EQ/CALVERT SOCIALLY RESPONSIBLE PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

September 30, 2010 (Unaudited)

The following is a summary of the inputs used to value the Portfolio’s assets and liabilities carried at fair value as of September 30, 2010:

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. For example, money market securities are valued using amortized cost, in accordance with rules under the Investment Company Act of 1940. Generally, amortized cost approximates the current fair value of a security, but since the value is not obtained from a quoted price in an active market, such securities are reflected as Level 2.

Various inputs are used in determining the value of the Portfolio’s investments. These inputs are summarized in the three broad levels listed below:

Investment Type	Level 1 Quoted prices in active markets for identical securities	Level 2 Significant other observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)	Level 3 Significant unobservable inputs (including the Portfolio’s own assumptions in determining the fair value of investments)	Total
Assets:
Common Stocks
Consumer Discretionary	$13,143,345	$—	$—	$13,143,345
Consumer Staples	7,101,117	—	—	7,101,117
Energy	2,935,803	—	—	2,935,803
Financials	7,017,993	—	—	7,017,993
Health Care	11,773,598	—	—	11,773,598
Industrials	3,837,249	—	—	3,837,249
Information Technology	21,155,747	—	—	21,155,747
Materials	2,553,477	—	—	2,553,477
Telecommunication Services	1,577,800	—	—	1,577,800
Short-Term Investments	—	1,070,884	—	1,070,884

Total Assets	$71,096,129	$1,070,884	$—	$72,167,013

Total Liabilities	$—	$—	$—	$—

Total	$71,096,129	$1,070,884	$—	$72,167,013

Investment security transactions for the nine months ended September 30, 2010 were as follows:

Cost of Purchases:
Stocks and long-term corporate debt securities	$30,573,151
Net Proceeds of Sales and Redemptions:
Stocks and long-term corporate debt securities	$33,687,113

As of September 30, 2010, the gross unrealized appreciation (depreciation) of investments based on the aggregate cost of investments for Federal income tax purposes was as follows:

Aggregate gross unrealized appreciation	$12,465,673
Aggregate gross unrealized depreciation	(3,145,248)

Net unrealized appreciation	$9,320,425

Federal income tax cost of investments	$62,846,588

See Notes to Portfolio of Investments.

EQ ADVISORS TRUST

EQ/CAPITAL GUARDIAN GROWTH PORTFOLIO

PORTFOLIO OF INVESTMENTS

September 30, 2010 (Unaudited)

	Number of Shares	Value (Note 1)
COMMON STOCKS:
Consumer Discretionary (15.4%)
Diversified Consumer Services (0.3% )
Strayer Education, Inc.	6,500	$1,134,250

Media (6.1%)
Comcast Corp., Class A	122,700	2,218,416
DreamWorks Animation SKG, Inc., Class A*	169,300	5,402,363
Scripps Networks Interactive, Inc., Class A	43,700	2,079,246
Time Warner Cable, Inc.	49,167	2,654,526
Time Warner, Inc.	46,033	1,410,912
Viacom, Inc., Class B	184,600	6,680,674

		20,446,137

Multiline Retail (3.3%)
Target Corp.	206,950	11,059,408

Specialty Retail (3.8% )
Lowe’s Cos., Inc.	88,500	1,972,665
Tiffany & Co.	134,500	6,320,155
Urban Outfitters, Inc.*	141,000	4,433,040

		12,725,860

Textiles, Apparel & Luxury Goods (1.9%)
Coach, Inc.	151,100	6,491,256

Total Consumer Discretionary		51,856,911

Consumer Staples (8.6%)
Beverages (2.7% )
PepsiCo, Inc.	137,400	9,128,856

Food Products (0.5% )
General Mills, Inc.	43,100	1,574,874

Household Products (2.0%)
Colgate-Palmolive Co.	43,800	3,366,468
Procter & Gamble Co.	57,200	3,430,284

		6,796,752

Personal Products (1.5%)
Alberto-Culver Co.	64,700	2,435,955
Avon Products, Inc.	85,900	2,758,249

		5,194,204

Tobacco (1.9%)
Philip Morris International, Inc.	112,200	6,285,444

Total Consumer Staples		28,980,130

Energy (9.0%)
Energy Equipment & Services (6.7%)
Baker Hughes, Inc.	33,700	1,435,620
Halliburton Co.	114,600	3,789,822
Schlumberger Ltd.	164,091	10,109,646
Transocean Ltd.*	28,500	1,832,265
Weatherford International Ltd.*	317,900	5,436,090

		22,603,443

Oil, Gas & Consumable Fuels (2.3% )
Anadarko Petroleum Corp.	66,800	3,810,940
Cenovus Energy, Inc.	68,700	1,976,499
Noble Energy, Inc.	25,800	1,937,322

		7,724,761

Total Energy		30,328,204

Financials (5.2%)
Capital Markets (3.5% )
Bank of New York Mellon Corp.	56,000	$1,463,280
Charles Schwab Corp.	280,700	3,901,730
Goldman Sachs Group, Inc.	44,200	6,390,436

		11,755,446

Diversified Financial Services (0.8%)
JPMorgan Chase & Co.	74,300	2,828,601

Insurance (0.9%)
Progressive Corp.	96,700	2,018,129
RenaissanceReinsurance Holdings Ltd.	13,700	821,452

		2,839,581

Total Financials		17,423,628

Health Care (13.7%)
Biotechnology (2.2%)
Celgene Corp.*	129,500	7,460,495

Health Care Equipment & Supplies (2.5%)
Boston Scientific Corp.*	426,100	2,611,993
Medtronic, Inc.	173,400	5,822,772

		8,434,765

Health Care Providers & Services (0.6%)
DaVita, Inc.*	4,628	319,471
Universal Health Services, Inc., Class B	46,100	1,791,446

		2,110,917

Health Care Technology (3.6%)
Cerner Corp.*	143,800	12,077,762

Pharmaceuticals (4.8% )
Allergan, Inc.	85,600	5,694,968
Merck & Co., Inc.	39,800	1,465,038
Shire plc (ADR)	107,000	7,198,960
Teva Pharmaceutical Industries Ltd. (ADR)	29,484	1,555,281

		15,914,247

Total Health Care		45,998,186

Industrials (7.0%)
Air Freight & Logistics (2.0%)
FedEx Corp.	80,000	6,840,000

Commercial Services & Supplies (0.8%)
Iron Mountain, Inc.	116,900	2,611,546

Construction & Engineering (0.2%)
Jacobs Engineering Group, Inc.*	22,000	851,400

Electrical Equipment (0.7% )
Emerson Electric Co.	42,600	2,243,316

Machinery (2.6%)
Danaher Corp	115,800	4,702,638
Illinois Tool Works, Inc.	82,700	3,888,554

		8,591,192

Trading Companies & Distributors (0.7%)
W.W. Grainger, Inc.	20,800	2,477,488

Total Industrials		23,614,942

See Notes to Portfolio of Investments.

EQ ADVISORS TRUST

EQ/CAPITAL GUARDIAN GROWTH PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

September 30, 2010 (Unaudited)

	Number of Shares	Value (Note 1)
Information Technology (28.3%)
Communications Equipment (7.8% )
Cisco Systems, Inc.*	372,880	$8,166,072
Juniper Networks, Inc.*	273,300	8,294,655
QUALCOMM, Inc.	216,700	9,777,504

		26,238,231

Computers & Peripherals (4.0% )
Apple, Inc.*	39,790	11,290,413
NetApp, Inc.*	46,100	2,295,319

		13,585,732

Electronic Equipment, Instruments & Components (0.6% )
Jabil Circuit, Inc.	129,200	1,861,772

Internet Software & Services (5.0%)
Akamai Technologies, Inc.*	55,200	2,769,936
eBay, Inc.*	76,600	1,869,040
Google, Inc., Class A*	23,380	12,292,970

		16,931,946

IT Services (2.9% )
International Business Machines Corp.	15,400	2,065,756
Paychex, Inc.	61,600	1,693,384
Visa, Inc., Class A	78,800	5,851,688

		9,610,828

Semiconductors & Semiconductor Equipment (4.6%)
Broadcom Corp., Class A	146,400	5,181,096
First Solar, Inc.*	29,700	4,376,295
KLA-Tencor Corp.	121,300	4,273,399
Maxim Integrated Products, Inc.	84,600	1,565,946

		15,396,736

Software (3.4% )
Nintendo Co., Ltd. (ADR)	133,100	4,152,720
Oracle Corp.	275,100	7,386,435

		11,539,155

Total Information Technology		95,164,400

Materials (5.9%)
Chemicals (2.3% )
Ecolab, Inc.	47,400	2,405,076
Monsanto Co.	110,900	5,315,437

		7,720,513

Construction Materials (0.8% )
Vulcan Materials Co.	68,600	2,532,712

Metals & Mining (2.8% )
Allegheny Technologies, Inc.	138,100	6,414,745
Cliffs Natural Resources, Inc.	46,700	2,985,064

		9,399,809

Total Materials		19,653,034

Telecommunication Services (2.3%)
Wireless Telecommunication Services (2.3% )
American Tower Corp., Class A*	151,858	7,784,241

Total Telecommunication Services		7,784,241

Total Common Stocks (95.4%) (Cost $277,999,632)		320,803,676

	Principal Amount	Value (Note 1)
SHORT-TERM INVESTMENT:
Time Deposit (4.5%)
JPMorgan Chase Nassau
0.000%, 10/1/10
(Amortized Cost $15,016,455)	$15,016,455	$15,016,455

Total Investments (99.9%) (Cost/Amortized Cost $293,016,087)		335,820,131
Other Assets Less Liabilities (0.1%)		495,087

Net Assets (100%)		$336,315,218

*	Non-income producing.

Glossary:

ADR — American Depositary Receipt

See Notes to Portfolio of Investments.

EQ ADVISORS TRUST

EQ/CAPITAL GUARDIAN GROWTH PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

September 30, 2010 (Unaudited)

The following is a summary of the inputs used to value the Portfolio’s assets and liabilities carried at fair value as of September 30, 2010:

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. For example, money market securities are valued using amortized cost, in accordance with rules under the Investment Company Act of 1940. Generally, amortized cost approximates the current fair value of a security, but since the value is not obtained from a quoted price in an active market, such securities are reflected as Level 2.

Various inputs are used in determining the value of the Portfolio’s investments. These inputs are summarized in the three broad levels listed below:

Investment Type	Level 1 Quoted prices in active markets for identical securities	Level 2 Significant other observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)	Level 3 Significant unobservable inputs (including the Portfolio’s own assumptions in determining the fair value of investments)	Total
Assets:
Common Stocks
Consumer Discretionary	$51,856,911	$—	$—	$51,856,911
Consumer Staples	28,980,130	—	—	28,980,130
Energy	30,328,204	—	—	30,328,204
Financials	17,423,628	—	—	17,423,628
Health Care	45,998,186	—	—	45,998,186
Industrials	23,614,942	—	—	23,614,942
Information Technology	95,164,400	—	—	95,164,400
Materials	19,653,034	—	—	19,653,034
Telecommunication Services	7,784,241	—	—	7,784,241
Short-Term Investments	—	15,016,455	—	15,016,455

Total Assets	$320,803,676	$15,016,455	$—	$335,820,131

Total Liabilities	$—	$—	$—	$—

Total	$320,803,676	$15,016,455	$—	$335,820,131

Investment security transactions for the nine months ended September 30, 2010 were as follows:

Cost of Purchases:
Stocks and long-term corporate debt securities	$69,357,109
Net Proceeds of Sales and Redemptions:
Stocks and long-term corporate debt securities	$102,901,986

As of September 30, 2010, the gross unrealized appreciation (depreciation) of investments based on the aggregate cost of investments for Federal income tax purposes was as follows:

Aggregate gross unrealized appreciation	$56,791,770
Aggregate gross unrealized depreciation	(14,593,898)

Net unrealized appreciation	$42,197,872

Federal income tax cost of investments	$293,622,259

See Notes to Portfolio of Investments.

EQ ADVISORS TRUST

EQ/CAPITAL GUARDIAN RESEARCH PORTFOLIO

PORTFOLIO OF INVESTMENTS

September 30, 2010 (Unaudited)

	Number of Shares	Value (Note 1)
COMMON STOCKS:
Consumer Discretionary (13.6%)
Diversified Consumer Services (0.9%)
Strayer Education, Inc.	57,500	$10,033,750

Hotels, Restaurants & Leisure (1.0%)
McDonald’s Corp.	156,900	11,690,619

Household Durables (0.7%)
Stanley Black & Decker, Inc.	122,700	7,519,056

Media (4.4%)
CBS Corp., Class B	213,600	3,387,696
Comcast Corp., Class A	455,000	8,226,400
DreamWorks Animation SKG, Inc., Class A*	144,700	4,617,377
Gannett Co., Inc.	824,300	10,081,189
Scripps Networks Interactive, Inc., Class A	160,300	7,627,074
Time Warner Cable, Inc.	206,430	11,145,156
Viacom, Inc., Class B	151,600	5,486,404

		50,571,296

Multiline Retail (2.0%)
Target Corp.	435,900	23,294,496

Specialty Retail (2.7%)
Home Depot, Inc.	177,700	5,629,536
Lowe’s Cos., Inc.	199,100	4,437,939
Tiffany & Co.	152,200	7,151,878
Urban Outfitters, Inc.*	424,200	13,336,848

		30,556,201

Textiles, Apparel & Luxury Goods (1.9%)
Coach, Inc.	298,900	12,840,744
NIKE, Inc., Class B	106,300	8,518,882

		21,359,626

Total Consumer Discretionary		155,025,044

Consumer Staples (9.3%)
Beverages (1.7%)
PepsiCo, Inc.	296,700	19,712,748

Food Products (2.5%)
General Mills, Inc.	406,600	14,857,164
Kraft Foods, Inc., Class A	458,414	14,146,656

		29,003,820

Household Products (2.3%)
Colgate-Palmolive Co.	110,100	8,462,286
Procter & Gamble Co.	290,500	17,421,285

		25,883,571

Personal Products (0.8%)
Alberto-Culver Co.	225,900	8,505,135

Tobacco (2.0%)
Philip Morris International, Inc.	404,872	22,680,929

Total Consumer Staples		105,786,203

Energy (14.6%)
Energy Equipment & Services (4.2%)
Halliburton Co.	427,200	14,127,504
Schlumberger Ltd.	201,600	12,420,576
Transocean Ltd.*	132,100	8,492,709
Weatherford International Ltd.*	724,400	$12,387,240

		47,428,029

Oil, Gas & Consumable Fuels (10.4%)
Anadarko Petroleum Corp.	213,700	12,191,585
Cenovus Energy, Inc.	637,700	18,346,629
Chevron Corp.	470,512	38,134,998
Noble Energy, Inc.	214,400	16,099,296
Royal Dutch Shell plc (ADR)	564,200	34,021,260

		118,793,768

Total Energy		166,221,797

Financials (12.1%)
Capital Markets (3.7%)
Bank of New York Mellon Corp.	222,600	5,816,538
Charles Schwab Corp.	396,400	5,509,960
Goldman Sachs Group, Inc.	218,500	31,590,730

		42,917,228

Commercial Banks (1.4%)
BB&T Corp.	224,600	5,408,368
Wells Fargo & Co.	409,600	10,293,248

		15,701,616

Diversified Financial Services (2.0%)
CME Group, Inc.	19,700	5,130,865
JPMorgan Chase & Co.	459,936	17,509,764

		22,640,629

Insurance (3.6%)
Allstate Corp.	500,400	15,787,620
Aon Corp.	177,000	6,922,470
Progressive Corp.	542,700	11,326,149
RenaissanceReinsurance Holdings Ltd.	122,000	7,315,120

		41,351,359

Real Estate Investment Trusts (REITs) (1.4%)
Plum Creek Timber Co., Inc. (REIT)	100,500	3,547,650
Ventas, Inc. (REIT)	234,800	12,108,636

		15,656,286

Total Financials		138,267,118

Health Care (11.1%)
Biotechnology (2.1%)
Celgene Corp.*	407,200	23,458,792

Health Care Equipment & Supplies (0.8%)
Boston Scientific Corp.*	985,400	6,040,502
Medtronic, Inc.	98,700	3,314,346

		9,354,848

Health Care Providers & Services (0.7%)
DaVita, Inc.*	17,781	1,227,422
Universal Health Services, Inc., Class B	170,800	6,637,288

		7,864,710

Health Care Technology (1.7%)
Cerner Corp.*	232,200	19,502,478

Life Sciences Tools & Services (0.7%)
Mettler-Toledo International, Inc.*	63,900	7,951,716

Pharmaceuticals (5.1%)
Allergan, Inc.	363,912	24,211,066
Merck & Co., Inc.	285,110	10,494,899

See Notes to Portfolio of Investments.

EQ ADVISORS TRUST

EQ/CAPITAL GUARDIAN RESEARCH PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

September 30, 2010 (Unaudited)

	Number of Shares	Value (Note 1)
Shire plc (ADR)	357,600	$24,059,328

		58,765,293

Total Health Care		126,897,837

Industrials (8.2%)
Aerospace & Defense (0.5%)
Spirit AeroSystems Holdings, Inc., Class A*	288,200	5,743,826

Air Freight & Logistics (1.6%)
FedEx Corp.	206,400	17,647,200

Commercial Services & Supplies (0.5%)
Iron Mountain, Inc.	275,400	6,152,436

Construction & Engineering (0.5%)
Jacobs Engineering Group, Inc.*	134,700	5,212,890

Electrical Equipment (1.0%)
Emerson Electric Co.	211,400	11,132,324

Industrial Conglomerates (0.4%)
General Electric Co.	288,728	4,691,830

Machinery (2.2%)
Bucyrus International, Inc.	68,800	4,771,280
Cummins, Inc.	62,200	5,634,076
Danaher Corp.	217,000	8,812,370
Illinois Tool Works, Inc.	121,800	5,727,036

		24,944,762

Road & Rail (1.5%)
Norfolk Southern Corp.	296,500	17,644,715

Total Industrials		93,169,983

Information Technology (17.1%)
Communications Equipment (4.7%)
Cisco Systems, Inc.*	528,087	11,565,105
Juniper Networks, Inc.*	523,800	15,897,330
QUALCOMM, Inc.	583,100	26,309,472

		53,771,907

Computers & Peripherals (2.9%)
Apple, Inc.*	90,200	25,594,250
NetApp, Inc.*	146,300	7,284,277

		32,878,527

Electronic Equipment, Instruments & Components (1.4%)
Jabil Circuit, Inc.	1,124,300	16,201,163

Internet Software & Services (1.6%)
Google, Inc., Class A*	33,980	17,866,344

IT Services (3.2%)
Alliance Data Systems Corp.*	89,400	5,834,244
International Business Machines Corp.	130,600	17,518,684
Visa, Inc., Class A	185,100	13,745,526

		37,098,454

Semiconductors & Semiconductor Equipment (1.5%)
First Solar, Inc.*	40,100	5,908,735
Maxim Integrated Products, Inc.	624,900	11,566,899

		17,475,634

Software (1.8%)
Oracle Corp.	753,300	$20,226,105

Total Information Technology		195,518,134

Materials (4.9%)
Chemicals (1.8%)
Air Products & Chemicals, Inc.	112,700	9,333,814
Monsanto Co.	149,200	7,151,156
Potash Corp. of Saskatchewan, Inc.	29,500	4,249,180

		20,734,150

Construction Materials (0.1%)
Vulcan Materials Co.	33,100	1,222,052

Metals & Mining (3.0%)
Allegheny Technologies, Inc.	190,500	8,848,725
Barrick Gold Corp.	165,300	7,651,737
Cliffs Natural Resources, Inc.	110,400	7,056,768
Freeport-McMoRan Copper & Gold, Inc.	53,300	4,551,287
Nucor Corp.	150,200	5,737,640

		33,846,157

Total Materials		55,802,359

Telecommunication Services (4.5%)
Diversified Telecommunication Services (0.5%)
Qwest Communications International, Inc.	846,400	5,306,928

Wireless Telecommunication Services (4.0%)
American Tower Corp., Class A*	900,400	46,154,504

Total Telecommunication Services		51,461,432

Utilities (1.7%)
Electric Utilities (0.9%)
Edison International	156,100	5,368,279
PPL Corp.	184,800	5,032,104

		10,400,383

Multi-Utilities (0.3%)
Sempra Energy	71,200	3,830,560

Water Utilities (0.5%)
American Water Works Co., Inc.	246,200	5,729,074

Total Utilities		19,960,017

Total Common Stocks (97.1%) (Cost $966,381,087)		1,108,109,924

	Principal Amount	Value (Note 1)
SHORT-TERM INVESTMENT:
Time Deposit (3.2%)
JPMorgan Chase Nassau
0.000%, 10/1/10 (Amortized Cost $36,805,696)	$36,805,696	36,805,696

Total Investments (100.3%) (Cost/Amortized Cost $1,003,186,783)		1,144,915,620
Other Assets Less Liabilities (-0.3%)		(3,685,882)

Net Assets (100%)		$1,141,229,738

See Notes to Portfolio of Investments.

EQ ADVISORS TRUST

EQ/CAPITAL GUARDIAN RESEARCH PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

September 30, 2010 (Unaudited)

*	Non-income producing.

Glossary:

ADR — American Depositary Receipt

The following is a summary of the inputs used to value the Portfolio’s assets and liabilities carried at fair value as of September 30, 2010:

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. For example, money market securities are valued using amortized cost, in accordance with rules under the Investment Company Act of 1940. Generally, amortized cost approximates the current fair value of a security, but since the value is not obtained from a quoted price in an active market, such securities are reflected as Level 2.

Various inputs are used in determining the value of the Portfolio’s investments. These inputs are summarized in the three broad levels listed below:

Investment Type	Level 1 Quoted prices in active markets for identical securities	Level 2 Significant other observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)	Level 3 Significant unobservable inputs (including the Portfolio’s own assumptions in determining the fair value of investments)	Total
Assets:
Common Stocks
Consumer Discretionary	$155,025,044	$—	$—	$155,025,044
Consumer Staples	105,786,203	—	—	105,786,203
Energy	166,221,797	—	—	166,221,797
Financials	138,267,118	—	—	138,267,118
Health Care	126,897,837	—	—	126,897,837
Industrials	93,169,983	—	—	93,169,983
Information Technology	195,518,134	—	—	195,518,134
Materials	55,802,359	—	—	55,802,359
Telecommunication Services	51,461,432	—	—	51,461,432
Utilities	19,960,017	—	—	19,960,017
Short-Term Investments	—	36,805,696	—	36,805,696

Total Assets	$1,108,109,924	$36,805,696	$—	$1,144,915,620

Total Liabilities	$—	$—	$—	$—

Total	$1,108,109,924	$36,805,696	$—	$1,144,915,620

Investment security transactions for the nine months ended September 30, 2010 were as follows:

Cost of Purchases:
Stocks and long-term corporate debt securities	$229,630,060
Net Proceeds of Sales and Redemptions:
Stocks and long-term corporate debt securities	$354,197,819
As of September 30, 2010, the gross unrealized appreciation (depreciation) of investments based on the aggregate cost of investments for Federal income tax purposes was as follows:
Aggregate gross unrealized appreciation	$179,972,618
Aggregate gross unrealized depreciation	(38,243,781)

Net unrealized appreciation	$141,728,837

Federal income tax cost of investments	$1,003,186,783

See Notes to Portfolio of Investments.

EQ ADVISORS TRUST

EQ/COMMON STOCK INDEX PORTFOLIO

PORTFOLIO OF INVESTMENTS

September 30, 2010 (Unaudited)

	Number of Shares	Value (Note 1)
COMMON STOCKS:
Consumer Discretionary (11.3%)
Auto Components (0.4%)
Autoliv, Inc.	35,000	$2,286,550
BorgWarner, Inc.*	44,530	2,343,169
Cooper Tire & Rubber Co.	23,100	453,453
Dana Holding Corp.*	52,900	651,728
Federal-Mogul Corp.*	28,200	533,262
Fuel Systems Solutions, Inc.*	11,800	461,498
Gentex Corp.	62,900	1,227,179
Goodyear Tire & Rubber Co.*	99,100	1,065,325
Johnson Controls, Inc.	254,330	7,757,065
Lear Corp.*	17,700	1,397,061
Modine Manufacturing Co.*	830	10,765
Stoneridge, Inc.*	800	8,408
Tenneco, Inc.*	22,600	654,722
TRW Automotive Holdings Corp.*	29,700	1,234,332

		20,084,517

Automobiles (0.4%)
Ford Motor Co.*	1,260,900	15,433,416
Harley-Davidson, Inc.	89,050	2,532,582
Thor Industries, Inc.	26,110	872,074
Winnebago Industries, Inc.*	1,470	15,317

		18,853,389

Distributors (0.1%)
Core-Mark Holding Co., Inc.*	40	1,238
Genuine Parts Co.	60,000	2,675,400
LKQ Corp.*	54,000	1,123,200

		3,799,838

Diversified Consumer Services (0.3%)
American Public Education, Inc.*	8,600	282,596
Apollo Group, Inc., Class A*	53,030	2,723,091
Capella Education Co.*	7,800	605,436
Coinstar, Inc.*	19,900	855,501
Corinthian Colleges, Inc.*	34,300	240,786
DeVry, Inc.	25,800	1,269,618
Education Management Corp.*	27,100	397,828
H&R Block, Inc.	142,850	1,849,907
Hillenbrand, Inc.	26,700	574,317
ITT Educational Services, Inc.*	16,100	1,131,347
K12, Inc.*	16,500	478,995
Matthews International Corp., Class A	13,300	470,288
Service Corp. International	96,300	830,106
Sotheby’s, Inc.	25,300	931,546
Steiner Leisure Ltd.*	150	5,715
Strayer Education, Inc.	6,000	1,047,000
Weight Watchers International, Inc.	15,500	483,445

		14,177,522

Hotels, Restaurants & Leisure (1.9%)
Bally Technologies, Inc.*	26,650	931,418
Biglari Holdings, Inc.*	27	8,874
BJ’s Restaurants, Inc.*	550	15,488
Bob Evans Farms, Inc.	23,530	660,487
Brinker International, Inc.	50,690	956,013
Burger King Holdings, Inc.	33,000	788,040
Carnival Corp.	165,260	6,314,585
Cheesecake Factory, Inc.*	22,800	603,516
Chipotle Mexican Grill, Inc.*	12,700	2,184,400
Churchill Downs, Inc.	30	1,072
Darden Restaurants, Inc.	51,950	2,222,421
Denny’s Corp.*	2,590	8,055
Hyatt Hotels Corp., Class A*	16,500	616,935
International Game Technology	112,660	$1,627,937
International Speedway Corp., Class A	14,900	363,560
Interval Leisure Group, Inc.*	1,064	14,332
Isle of Capri Casinos, Inc.*	420	3,007
Jack in the Box, Inc.*	25,580	548,435
Krispy Kreme Doughnuts, Inc.*	1,140	5,221
Las Vegas Sands Corp.*	126,200	4,398,070
Life Time Fitness, Inc.*	25,100	990,697
Marriott International, Inc., Class A	102,625	3,677,054
McDonald’s Corp.	398,940	29,725,019
MGM Resorts International*	103,400	1,166,352
O’Charleys, Inc.*	60	431
Panera Bread Co., Class A*	12,200	1,081,042
Penn National Gaming, Inc.*	25,700	760,977
Royal Caribbean Cruises Ltd.*	61,750	1,946,978
Ruby Tuesday, Inc.*	1,320	15,668
Scientific Games Corp., Class A*	30,000	291,000
Speedway Motorsports, Inc.	27,700	434,336
Starbucks Corp.	281,750	7,207,165
Starwood Hotels & Resorts Worldwide, Inc.	71,600	3,762,580
Vail Resorts, Inc.*	16,600	622,832
Wendy’s/Arby’s Group, Inc., Class A	192,500	872,025
WMS Industries, Inc.*	19,600	746,172
Wyndham Worldwide Corp.	80,470	2,210,511
Wynn Resorts Ltd.	28,500	2,472,945
Yum! Brands, Inc.	176,740	8,140,644

		88,396,294

Household Durables (0.5%)
Blyth, Inc.	360	14,846
CSS Industries, Inc.	240	4,150
D.R. Horton, Inc.	112,300	1,248,776
Ethan Allen Interiors, Inc.	26,010	454,135
Fortune Brands, Inc.	56,250	2,769,187
Garmin Ltd.	47,900	1,453,765
Harman International Industries, Inc.*	26,390	881,690
Jarden Corp.	29,900	930,787
KB Home	34,750	393,718
Leggett & Platt, Inc.	56,000	1,274,560
Lennar Corp., Class A	61,000	938,180
M.D.C. Holdings, Inc.	15,500	449,965
Meritage Homes Corp.*	35,900	704,358
Mohawk Industries, Inc.*	21,200	1,129,960
Newell Rubbermaid, Inc.	124,600	2,219,126
Pulte Group, Inc.*	134,500	1,178,220
Ryland Group, Inc.	25,700	460,544
Stanley Black & Decker, Inc.	60,135	3,685,073
Tempur-Pedic International, Inc.*	27,400	849,400
Toll Brothers, Inc.*	56,300	1,070,826
Tupperware Brands Corp.	27,600	1,262,976
Whirlpool Corp.	28,420	2,300,883

		25,675,125

Internet & Catalog Retail (0.8%)
Amazon.com, Inc.*	132,280	20,775,897
Expedia, Inc.	91,010	2,567,392
Liberty Media Corp. - Interactive, Class A*	225,830	3,096,130
Netflix, Inc.*	15,900	2,578,344
Orbitz Worldwide, Inc.*	470	2,961
Overstock.com, Inc.*	600	9,432
priceline.com, Inc.*	17,980	6,263,153

See Notes to Portfolio of Investments.

EQ ADVISORS TRUST

EQ/COMMON STOCK INDEX PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

September 30, 2010 (Unaudited)

	Number of Shares	Value (Note 1)
Shutterfly, Inc.*	670	$17,413

		35,310,722

Leisure Equipment & Products (0.2%)
Brunswick Corp.	33,500	509,870
Eastman Kodak Co.*	101,600	426,720
Hasbro, Inc.	54,300	2,416,893
Leapfrog Enterprises, Inc.*	1,750	9,590
Mattel, Inc.	154,700	3,629,262
Polaris Industries, Inc.	11,800	768,180
Pool Corp	25,400	509,778
RC2 Corp.*	390	8,170
Steinway Musical Instruments, Inc.* .	140	2,411

		8,280,874

Media (3.2%)
Arbitron, Inc.	14,700	411,159
Ascent Media Corp., Class A*	250	6,678
Cablevision Systems Corp. - New York Group, Class A	100,350	2,628,166
CBS Corp., Class B	263,520	4,179,427
Central European Media Enterprises Ltd., Class A*	21,400	533,930
Clear Channel Outdoor Holdings, Inc., Class A*	45,840	523,951
Comcast Corp., Class A	1,063,624	19,230,322
DIRECTV, Class A*	335,346	13,960,454
Discovery Communications, Inc., Class A*	107,500	4,681,625
DISH Network Corp., Class A	75,660	1,449,646
DreamWorks Animation SKG, Inc., Class A*	28,000	893,480
Gannett Co., Inc.	90,000	1,100,700
Global Sources Ltd.*	523	3,949
Harte-Hanks, Inc.	1,100	12,837
Interpublic Group of Cos., Inc.*	192,700	1,932,781
John Wiley & Sons, Inc., Class A	17,000	694,620
Knology, Inc.*	70	940
Lamar Advertising Co., Class A*	21,400	680,948
Liberty Global, Inc., Class A*	96,100	2,960,841
Liberty Media Corp. - Capital*	30,300	1,577,418
Liberty Media Corp. - Starz*	19,400	1,258,672
Live Nation Entertainment, Inc.*	51,860	512,377
Madison Square Garden, Inc., Class A*	25,087	528,834
McGraw-Hill Cos., Inc.	119,330	3,945,050
Meredith Corp.	13,600	453,016
Morningstar, Inc.*	13,000	579,280
New York Times Co., Class A*	51,200	396,288
News Corp., Class A	863,994	11,283,762
Omnicom Group, Inc.	116,100	4,583,628
Regal Entertainment Group, Class A	32,900	431,648
Scripps Networks Interactive, Inc., Class A	34,700	1,651,026
Sirius XM Radio, Inc.*	1,469,100	1,762,920
Thomson Reuters Corp.	141,400	5,306,742
Time Warner Cable, Inc.	134,002	7,234,768
Time Warner, Inc.	430,926	13,207,882
Valassis Communications, Inc.*	18,800	637,132
Viacom, Inc., Class B	229,660	8,311,395
Virgin Media, Inc.	135,100	3,110,002
Walt Disney Co.	734,468	24,318,235
Warner Music Group Corp.*	138,550	623,475
Washington Post Co., Class B	2,300	918,643
World Wrestling Entertainment, Inc., Class A	32,700	$454,857

		148,973,504

Multiline Retail (0.8%)
Big Lots, Inc.*	36,400	1,210,300
Dillard’s, Inc., Class A	18,200	430,248
Dollar General Corp.*	26,400	772,200
Dollar Tree, Inc.*	56,025	2,731,779
Family Dollar Stores, Inc.	55,850	2,466,336
J.C. Penney Co., Inc.	106,650	2,898,747
Kohl’s Corp.*	116,010	6,111,407
Macy’s, Inc.	159,600	3,685,164
Nordstrom, Inc.	63,190	2,350,668
Saks, Inc.*	86,100	740,460
Sears Holdings Corp.*	20,900	1,507,726
Target Corp.	278,460	14,880,902

		39,785,937

Specialty Retail (2.1%)
Aaron’s, Inc.	27,400	505,530
Abercrombie & Fitch Co., Class A	36,600	1,439,112
Advance Auto Parts, Inc.	33,250	1,951,110
Aeropostale, Inc.*	35,300	820,725
American Eagle Outfitters, Inc.	79,100	1,183,336
AnnTaylor Stores Corp.*	24,500	495,880
AutoNation, Inc.*	27,500	639,375
AutoZone, Inc.*	10,490	2,401,266
Barnes & Noble, Inc.	24,670	399,901
bebe stores, Inc.	62,900	453,509
Bed Bath & Beyond, Inc.*	99,550	4,321,465
Best Buy Co., Inc.	130,310	5,320,557
Borders Group, Inc.*	1,010	1,202
Cabela’s, Inc.*	29,400	558,012
CarMax, Inc.*	100,250	2,792,965
Charming Shoppes, Inc.*	2,540	8,941
Chico’s FAS, Inc.	67,550	710,626
Children’s Place Retail Stores, Inc.*	10,450	509,646
Christopher & Banks Corp.	1,620	12,814
Collective Brands, Inc.*	34,310	553,763
Dick’s Sporting Goods, Inc.*	41,500	1,163,660
Dress Barn, Inc.*	22,400	532,000
Foot Locker, Inc.	68,400	993,852
GameStop Corp., Class A*	65,200	1,285,092
Gap, Inc.	173,590	3,235,718
Guess?, Inc.	29,000	1,178,270
hhgregg, Inc.*	60	1,486
Home Depot, Inc.	640,160	20,280,269
J. Crew Group, Inc.*	29,300	985,066
Limited Brands, Inc.	100,690	2,696,478
Lowe’s Cos., Inc.	545,540	12,160,087
New York & Co., Inc.*	1,660	4,266
Office Depot, Inc.*	104,200	479,320
OfficeMax, Inc.*	32,100	420,189
O’Reilly Automotive, Inc.*	56,950	3,029,740
PetSmart, Inc.	50,500	1,767,500
RadioShack Corp.	61,100	1,303,263
Rent-A-Center, Inc.	33,110	741,002
Ross Stores, Inc.	46,280	2,527,813
Signet Jewelers Ltd.*	32,380	1,027,741
Sonic Automotive, Inc., Class A*	990	9,732
Stage Stores, Inc.	1,110	14,430
Staples, Inc.	275,950	5,772,874
Systemax, Inc.	1,000	12,280
Tiffany & Co.	54,700	2,570,353

See Notes to Portfolio of Investments.

EQ ADVISORS TRUST

EQ/COMMON STOCK INDEX PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

September 30, 2010 (Unaudited)

	Number of Shares	Value (Note 1)
TJX Cos., Inc.	154,200	$6,881,946
Tractor Supply Co.	31,000	1,229,460
Urban Outfitters, Inc.*	49,350	1,551,564
Wet Seal, Inc., Class A*	3,010	10,204
Williams-Sonoma, Inc.	35,800	1,134,860
Zumiez, Inc.*	1,260	26,662

		100,106,912

Textiles, Apparel & Luxury Goods (0.6%)
American Apparel, Inc.*	280	344
Carter’s, Inc.*	24,680	649,824
Coach, Inc.	115,320	4,954,147
Crocs, Inc.*	1,390	18,084
Deckers Outdoor Corp.*	18,000	899,280
Fossil, Inc.*	26,200	1,409,298
Hanesbrands, Inc.*	42,700	1,104,222
Jones Apparel Group, Inc.	53,230	1,045,437
K-Swiss, Inc., Class A*	350	4,463
Liz Claiborne, Inc.*	71,600	435,328
Maidenform Brands, Inc.*	310	8,944
Movado Group, Inc.*	280	3,047
NIKE, Inc., Class B	134,980	10,817,297
Oxford Industries, Inc.	990	23,542
Perry Ellis International, Inc.*	700	15,295
Phillips-Van Heusen Corp.	23,440	1,410,150
Polo Ralph Lauren Corp.	21,170	1,902,336
Skechers U.S.A., Inc., Class A*	13,100	307,719
Steven Madden Ltd.*	90	3,696
Timberland Co., Class A*	36,300	719,103
Unifi, Inc.*	2,210	9,967
VF Corp.	32,700	2,649,354
Volcom, Inc.*	190	3,633
Warnaco Group, Inc.*	22,800	1,165,764
Wolverine World Wide, Inc.	21,100	612,111

		30,172,385

Total Consumer Discretionary		533,617,019

Consumer Staples (9.6%)
Beverages (2.1%)
Brown-Forman Corp., Class B	44,800	2,761,472
Central European Distribution Corp.*	17,900	399,528
Coca-Cola Co.	777,570	45,503,396
Coca-Cola Enterprises, Inc.	119,500	3,704,500
Dr. Pepper Snapple Group, Inc.	92,910	3,300,163
Hansen Natural Corp.*	25,000	1,165,500
Molson Coors Brewing Co., Class B .	49,250	2,325,585
PepsiCo, Inc.	595,290	39,551,068

		98,711,212

Food & Staples Retailing (2.1%)
Andersons, Inc.	180	6,822
BJ’s Wholesale Club, Inc.*	20,400	846,600
Casey’s General Stores, Inc.	19,210	802,017
Costco Wholesale Corp.	166,550	10,740,810
CVS Caremark Corp.	514,510	16,191,630
Kroger Co.	243,810	5,280,925
Ruddick Corp.	16,800	582,624
Safeway, Inc.	146,940	3,109,250
SUPERVALU, Inc.	80,200	924,706
Sysco Corp.	223,650	6,378,498
United Natural Foods, Inc.*	20,200	669,428
Walgreen Co.	369,880	12,390,980
Wal-Mart Stores, Inc.	753,320	40,317,686
Weis Markets, Inc.	12,700	496,951
Whole Foods Market, Inc.*	53,500	$1,985,385

		100,724,312

Food Products (1.8%)
Archer-Daniels-Midland Co.	243,160	7,761,667
Bunge Ltd.	51,980	3,075,137
Campbell Soup Co.	69,500	2,484,625
ConAgra Foods, Inc.	168,450	3,695,793
Corn Products International, Inc.	30,600	1,147,500
Dean Foods Co.*	68,600	700,406
Del Monte Foods Co.	86,610	1,135,457
Flowers Foods, Inc.	28,800	715,392
General Mills, Inc.	250,900	9,167,886
Green Mountain Coffee Roasters, Inc.*	41,766	1,302,682
H.J. Heinz Co.	119,600	5,665,452
Hershey Co.	66,050	3,143,319
Hormel Foods Corp.	26,100	1,164,060
J.M. Smucker Co.	44,927	2,719,431
Kellogg Co.	97,400	4,919,674
Kraft Foods, Inc., Class A	606,410	18,713,813
McCormick & Co., Inc. (Non-Voting)	48,950	2,057,858
Mead Johnson Nutrition Co.	81,200	4,621,092
Pilgrim’s Pride Corp.*	64,800	364,176
Ralcorp Holdings, Inc.*	20,800	1,216,384
Sanderson Farms, Inc.	8,600	372,294
Sara Lee Corp.	250,050	3,358,171
Smithfield Foods, Inc.*	52,000	875,160
Tootsie Roll Industries, Inc.	18,068	449,532
TreeHouse Foods, Inc.*	15,900	732,990
Tyson Foods, Inc., Class A	112,900	1,808,658

		83,368,609

Household Products (2.0%)
Church & Dwight Co., Inc.	28,950	1,880,013
Clorox Co.	58,750	3,922,150
Colgate-Palmolive Co.	185,410	14,250,613
Energizer Holdings, Inc.*	25,850	1,737,895
Kimberly-Clark Corp.	156,500	10,180,325
Procter & Gamble Co.	1,063,080	63,752,908

		95,723,904

Personal Products (0.2%)
Alberto-Culver Co.	32,400	1,219,860
Avon Products, Inc.	161,950	5,200,214
Elizabeth Arden, Inc.*	430	8,596
Estee Lauder Cos., Inc., Class A	41,950	2,652,498
Herbalife Ltd.	22,700	1,369,945
Inter Parfums, Inc.	410	7,212
NBTY, Inc.*	21,350	1,173,823
Prestige Brands Holdings, Inc.*	130	1,286

		11,633,434

Tobacco (1.4%)
Altria Group, Inc.	787,390	18,913,108
Lorillard, Inc.	57,750	4,637,902
Philip Morris International, Inc.	689,030	38,599,461
Reynolds American, Inc.	63,500	3,771,265

		65,921,736

Total Consumer Staples		456,083,207

Energy (10.2%)
Energy Equipment & Services (2.0%)
Allis-Chalmers Energy, Inc.*	1,490	6,213
Atwood Oceanics, Inc.*	25,000	761,250
Baker Hughes, Inc.	162,184	6,909,038
Basic Energy Services, Inc.*	1,750	14,910

See Notes to Portfolio of Investments.

EQ ADVISORS TRUST

EQ/COMMON STOCK INDEX PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

September 30, 2010 (Unaudited)

	Number of Shares	Value (Note 1)
Bristow Group, Inc.*	13,300	$479,864
Cameron International Corp.*	100,750	4,328,220
CARBO Ceramics, Inc.	7,200	583,200
Complete Production Services, Inc.* .	44,480	909,616
Core Laboratories N.V.	16,800	1,479,072
Diamond Offshore Drilling, Inc.	30,510	2,067,663
Dresser-Rand Group, Inc.*	37,500	1,383,375
Dril-Quip, Inc.*	12,800	795,008
Exterran Holdings, Inc.*	23,900	542,769
FMC Technologies, Inc.*	46,000	3,141,340
Gulfmark Offshore, Inc., Class A*	13,500	414,720
Halliburton Co.	342,230	11,317,546
Helix Energy Solutions Group, Inc.*.	44,290	493,391
Helmerich & Payne, Inc.	35,600	1,440,376
Hercules Offshore, Inc.*	350	927
ION Geophysical Corp.*	93,100	478,534
Lufkin Industries, Inc.	1,500	65,850
Nabors Industries Ltd.*	118,390	2,138,123
National Oilwell Varco, Inc.	158,380	7,043,159
Oceaneering International, Inc.*	20,800	1,120,288
Oil States International, Inc.*	18,900	879,795
Patterson-UTI Energy, Inc.	63,600	1,086,288
Pride International, Inc.*	75,720	2,228,440
Rowan Cos., Inc.*	43,300	1,314,588
Schlumberger Ltd.	509,855	31,412,166
SEACOR Holdings, Inc.*	8,500	723,860
Superior Energy Services, Inc.*	29,730	793,494
T-3 Energy Services, Inc.*	720	18,828
TETRA Technologies, Inc.*	1,460	14,892
Tidewater, Inc.	19,600	878,276
Unit Corp.*	20,200	753,258
Weatherford International Ltd.*	279,900	4,786,290
Willbros Group, Inc.*	44,500	408,065

		93,212,692

Oil, Gas & Consumable Fuels (8.2%)
Alpha Natural Resources, Inc.*	49,067	2,019,107
Anadarko Petroleum Corp.	187,080	10,672,914
Apache Corp.	135,580	13,254,301
Apco Oil and Gas International, Inc.	16,300	564,143
Arch Coal, Inc.	68,500	1,829,635
Atlas Energy, Inc.*	29,600	847,744
Berry Petroleum Co., Class A	23,500	745,655
Bill Barrett Corp.*	20,430	735,480
BPZ Resources, Inc.*	56,300	215,629
Brigham Exploration Co.*	44,000	825,000
Cabot Oil & Gas Corp	39,300	1,183,323
Carrizo Oil & Gas, Inc.*	19,100	457,254
Chesapeake Energy Corp.	253,610	5,744,266
Chevron Corp.	741,500	60,098,575
Cimarex Energy Co.	35,160	2,326,889
Cobalt International Energy, Inc.*	59,200	565,360
Comstock Resources, Inc.*	17,900	402,571
Concho Resources, Inc.*	30,800	2,038,036
ConocoPhillips	553,750	31,801,862
Consol Energy, Inc.	80,350	2,969,736
Contango Oil & Gas Co.*	8,880	445,421
Continental Resources, Inc.*	11,600	537,776
CVR Energy, Inc.*	50	412
Delek U.S. Holdings, Inc.	1,230	8,807
Denbury Resources, Inc.*	168,659	2,679,992
Devon Energy Corp.	168,930	10,936,528
El Paso Corp.	263,850	3,266,463
EOG Resources, Inc.	95,700	8,897,229
EQT Corp.	56,800	$2,048,208
EXCO Resources, Inc.	55,500	825,285
Exxon Mobil Corp.#	1,881,344	116,248,246
Forest Oil Corp.*	42,500	1,262,250
Frontier Oil Corp.	45,970	615,998
Frontline Ltd.	18,100	514,583
General Maritime Corp	558	2,740
Hess Corp.	110,220	6,516,206
Holly Corp.	23,200	667,000
Marathon Oil Corp.	268,290	8,880,399
Mariner Energy, Inc.*	39,510	957,327
Massey Energy Co.	34,900	1,082,598
McMoRan Exploration Co.*	37,500	645,375
Murphy Oil Corp.	72,420	4,484,246
Newfield Exploration Co.*	49,650	2,851,896
Noble Energy, Inc.	64,430	4,838,049
Nordic American Tanker Shipping Ltd.	14,600	390,696
Occidental Petroleum Corp.	301,160	23,580,828
Overseas Shipholding Group, Inc.	11,700	401,544
Patriot Coal Corp.*	34,900	398,209
Peabody Energy Corp.	101,600	4,979,416
Petrohawk Energy Corp.*	107,500	1,735,050
PetroQuest Energy, Inc.*	420	2,558
Pioneer Natural Resources Co.	43,850	2,851,565
Plains Exploration & Production Co.*	51,850	1,382,840
QEP Resources, Inc.	66,200	1,995,268
Quicksilver Resources, Inc.*	44,800	564,480
Range Resources Corp.	65,750	2,507,048
Rosetta Resources, Inc.*	19,900	467,451
SandRidge Energy, Inc.*	122,244	694,346
SM Energy Co.	25,800	966,468
Southern Union Co.	49,900	1,200,594
Southwestern Energy Co.*	130,850	4,375,624
Spectra Energy Corp.	245,000	5,524,750
Stone Energy Corp.*	18,200	268,086
Sunoco, Inc.	45,600	1,664,400
Swift Energy Co.*	16,320	458,266
Tesoro Corp.	55,810	745,622
Ultra Petroleum Corp.*	57,500	2,413,850
Valero Energy Corp.	223,430	3,912,259
W&T Offshore, Inc.	1,110	11,766
Western Refining, Inc.*	50,200	263,048
Whiting Petroleum Corp.*	18,300	1,747,833
Williams Cos., Inc.	220,900	4,221,399
World Fuel Services Corp.	27,400	712,674

		388,948,452

Total Energy		482,161,144

Financials (16.2%)
Capital Markets (2.3%)
Affiliated Managers Group, Inc.*	19,440	1,516,514
American Capital Ltd.*	128,405	746,033
Ameriprise Financial, Inc.	97,360	4,608,049
Apollo Investment Corp.	65,308	668,101
Ares Capital Corp.	70,900	1,109,585
Bank of New York Mellon Corp.	458,550	11,981,911
BGC Partners, Inc., Class A	300	1,791
BlackRock, Inc.	13,110	2,231,977
Charles Schwab Corp.	374,034	5,199,073
E*TRADE Financial Corp.*	83,210	1,209,873
Eaton Vance Corp.	46,940	1,363,138
Federated Investors, Inc., Class B	36,800	837,568
Franklin Resources, Inc.	55,330	5,914,777

See Notes to Portfolio of Investments.

EQ ADVISORS TRUST

EQ/COMMON STOCK INDEX PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

September 30, 2010 (Unaudited)

	Number of Shares	Value (Note 1)
GAMCO Investors, Inc., Class A	13,460	$518,614
GFI Group, Inc.	620	2,877
Goldman Sachs Group, Inc.	190,900	27,600,322
Greenhill & Co., Inc.	10,900	864,588
Invesco Ltd.	180,800	3,838,384
Jefferies Group, Inc.	59,800	1,356,862
KBW, Inc.	18,300	468,480
Knight Capital Group, Inc., Class A*	35,710	442,447
LaBranche & Co., Inc.*	4,530	17,667
Lazard Ltd., Class A	34,700	1,217,276
Legg Mason, Inc.	57,050	1,729,186
MF Global Holdings Ltd.*	820	5,904
Morgan Stanley	528,473	13,042,714
Northern Trust Corp.	91,450	4,411,548
Penson Worldwide, Inc.*	740	3,678
Piper Jaffray Cos., Inc.*	12,500	364,125
Raymond James Financial, Inc.	37,500	949,875
SEI Investments Co.	59,650	1,213,281
State Street Corp.	189,650	7,142,219
Stifel Financial Corp.*	11,212	519,003
SWS Group, Inc.	1,820	13,049
T. Rowe Price Group, Inc.	98,180	4,915,382
TD Ameritrade Holding Corp.*	88,136	1,423,396
Virtus Investment Partners, Inc.*	91	2,754
Waddell & Reed Financial, Inc., Class A	32,120	878,803

		110,330,824

Commercial Banks (2.9%)
Associated Banc-Corp.	65,400	862,626
BancFirst Corp.	8,900	360,094
BancorpSouth, Inc.	31,550	447,379
Bank of Hawaii Corp.	20,900	938,828
Bank of the Ozarks, Inc.	13,600	504,424
BB&T Corp.	261,650	6,300,532
BOK Financial Corp.	9,750	440,018
Boston Private Financial Holdings, Inc.	58,230	380,824
Capital City Bank Group, Inc.	15,400	186,956
CapitalSource, Inc.	100,680	537,631
Cathay General Bancorp	21,630	257,181
CIT Group, Inc.*	75,600	3,085,992
City Holding Co.	11,030	338,290
City National Corp./California	17,200	912,804
CoBiz Financial, Inc.	190	1,056
Columbia Banking System, Inc.	360	7,074
Comerica, Inc.	66,600	2,474,190
Commerce Bancshares, Inc./Missouri	26,197	984,745
Community Bank System, Inc.	17,900	411,879
Community Trust Bancorp, Inc.	13,600	368,424
Cullen/Frost Bankers, Inc.	24,500	1,319,815
CVB Financial Corp.	35,000	262,850
East West Bancorp, Inc.	55,900	910,052
F.N.B. Corp./Pennsylvania	38,100	326,136
Fifth Third Bancorp	300,450	3,614,414
First Bancorp/Puerto Rico*	42,400	11,872
First Busey Corp	24,100	109,655
First Citizens BancShares, Inc./North Carolina, Class A	2,800	518,756
First Commonwealth Financial Corp.	38,600	210,370
First Financial Bancorp	32,400	540,432
First Financial Bankshares, Inc.	9,000	422,910
First Financial Corp./Indiana	10,700	315,650
First Horizon National Corp.*	102,899	1,174,077
First Midwest Bancorp, Inc./Illinois	20,700	$238,671
FirstMerit Corp.	34,795	637,444
Fulton Financial Corp.	75,000	679,500
Glacier Bancorp, Inc.	24,600	359,160
Hancock Holding Co.	11,100	333,777
Huntington Bancshares, Inc./Ohio	270,900	1,536,003
IBERIABANK Corp.	8,400	419,832
Independent Bank Corp./Massachusetts	16,700	376,084
International Bancshares Corp.	22,010	371,749
Investors Bancorp, Inc.*	30,300	358,752
KeyCorp	339,300	2,700,828
M&T Bank Corp.	29,699	2,429,675
MainSource Financial Group, Inc.	240	1,834
Marshall & Ilsley Corp.	170,900	1,203,136
NBT Bancorp, Inc.	16,500	364,155
Old National Bancorp/Indiana	28,300	297,150
PacWest Bancorp	15,730	299,814
Park National Corp.	6,500	416,260
Pinnacle Financial Partners, Inc.*	15,700	144,283
PNC Financial Services Group, Inc.	198,918	10,325,833
Popular, Inc.*	380,500	1,103,450
PrivateBancorp, Inc.	12,900	146,931
Prosperity Bancshares, Inc.	15,900	516,273
Regions Financial Corp.	498,900	3,627,003
Republic Bancorp, Inc./Kentucky, Class A	18,900	399,357
S&T Bancorp, Inc.	13,000	226,460
Sandy Spring Bancorp, Inc.	10	155
Signature Bank/New York*	14,900	578,716
Simmons First National Corp., Class A	30	848
Sterling Bancorp/New York	90	782
SunTrust Banks, Inc.	188,950	4,880,578
Susquehanna Bancshares, Inc.	35,400	298,776
SVB Financial Group*	13,400	567,088
Synovus Financial Corp.	296,100	728,406
TCF Financial Corp.	56,950	922,021
Texas Capital Bancshares, Inc.*	25,300	436,931
Tompkins Financial Corp.	9,239	366,419
TowneBank/Virginia	19,300	288,728
Trico Bancshares	50	769
Trustmark Corp.	23,350	507,629
U.S. Bancorp	724,690	15,667,798
UMB Financial Corp.	13,250	470,507
Umpqua Holdings Corp.	27,590	312,871
United Bankshares, Inc.	15,700	390,773
United Community Banks, Inc./Georgia*	36,021	80,687
Valley National Bancorp	65,152	840,461
Webster Financial Corp.	25,700	451,292
Wells Fargo & Co.	1,796,419	45,144,009
WesBanco, Inc.	16,900	276,146
Westamerica Bancorp	12,600	686,574
Western Alliance Bancorp*	35,020	234,634
Whitney Holding Corp./Louisiana	27,570	225,247
Wilmington Trust Corp.	28,400	255,032
Wintrust Financial Corp.	17,700	573,657
Zions Bancorp	64,500	1,377,720

		135,616,604

Consumer Finance (0.7%)
American Express Co.	395,156	16,608,407
AmeriCredit Corp.*	24,070	588,752

See Notes to Portfolio of Investments.

EQ ADVISORS TRUST

EQ/COMMON STOCK INDEX PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

September 30, 2010 (Unaudited)

	Number of Shares	Value (Note 1)
Capital One Financial Corp.	172,570	$6,825,143
Cash America International, Inc.	14,600	511,000
Credit Acceptance Corp.*	9,600	581,376
Discover Financial Services	204,870	3,417,232
Dollar Financial Corp.*	540	11,270
EZCORP, Inc., Class A*	26,400	529,056
First Cash Financial Services, Inc.*	350	9,713
Nelnet, Inc., Class A	1,130	25,854
SLM Corp.*	189,684	2,190,850
Student Loan Corp.	90	2,673

		31,301,326

Diversified Financial Services (3.3%)
Bank of America Corp.	3,703,682	48,555,271
Citigroup, Inc.*	7,871,722	30,699,716
CME Group, Inc.	24,833	6,467,755
Encore Capital Group, Inc.*	210	3,784
Interactive Brokers Group, Inc., Class A*	22,340	384,471
IntercontinentalExchange, Inc.*	27,950	2,926,924
JPMorgan Chase & Co.	1,475,325	56,165,623
Leucadia National Corp.*	88,450	2,089,189
Life Partners Holdings, Inc.	60	1,142
MarketAxess Holdings, Inc.	60	1,019
Moody’s Corp.	91,750	2,291,915
MSCI, Inc., Class A*	36,334	1,206,652
NASDAQ OMX Group, Inc.*	59,000	1,146,370
NYSE Euronext	110,650	3,161,270
PHH Corp.*	860	18,111
PICO Holdings, Inc.*	60	1,792

		155,121,004

Insurance (4.2%)
ACE Ltd.	128,000	7,456,000
Aflac, Inc.	177,550	9,181,111
Alleghany Corp.*	2,500	757,575
Allied World Assurance Co. Holdings Ltd./Bermuda	19,080	1,079,737
Allstate Corp.	203,340	6,415,377
Alterra Capital Holdings Ltd.	26,900	535,848
American Equity Investment Life Holding Co.	2,100	21,504
American Financial Group, Inc./Ohio	33,330	1,019,231
American International Group, Inc.*	45,636	1,784,368
American National Insurance Co.	6,620	502,921
American Physicians Capital, Inc.	146	6,053
AMERISAFE, Inc.*	840	15,775
Aon Corp.	101,900	3,985,309
Arch Capital Group Ltd.*	18,700	1,567,060
Argo Group International Holdings Ltd.	13,329	463,049
Arthur J. Gallagher & Co.	39,500	1,041,615
Aspen Insurance Holdings Ltd.	29,270	886,296
Assurant, Inc.	48,100	1,957,670
Assured Guaranty Ltd.	69,700	1,192,567
Axis Capital Holdings Ltd.	47,870	1,576,838
Berkshire Hathaway, Inc., Class B*	638,400	52,782,912
Brown & Brown, Inc.	49,800	1,005,462
Chubb Corp.	121,560	6,927,704
Cincinnati Financial Corp.	65,020	1,875,827
CNA Surety Corp.*	28,900	517,888
CNO Financial Group, Inc.*	84,000	465,360
Delphi Financial Group, Inc., Class A	690	17,243
EMC Insurance Group, Inc.	30	640
Employers Holdings, Inc.	31,180	491,709
Endurance Specialty Holdings Ltd.	24,000	$955,200
Enstar Group, Ltd.*	6,500	471,900
Erie Indemnity Co., Class A	10,800	605,448
Everest Reinsurance Group Ltd.	21,800	1,885,046
FBL Financial Group, Inc., Class A	190	4,936
Fidelity National Financial, Inc., Class A	86,800	1,363,628
First American Financial Corp.	39,300	587,142
Flagstone Reinsurance Holdings S.A.	40,000	424,400
Genworth Financial, Inc., Class A*	183,700	2,244,814
Gerova Financial Group Ltd.*	38,500	207,900
Global Indemnity plc*	180	2,889
Hanover Insurance Group, Inc.	22,290	1,047,630
Harleysville Group, Inc.	13,310	436,435
Hartford Financial Services Group, Inc.	172,910	3,968,284
HCC Insurance Holdings, Inc.	52,780	1,377,030
Hilltop Holdings, Inc.*	47,080	451,026
Infinity Property & Casualty Corp.	10,500	512,085
Lincoln National Corp.	114,350	2,735,252
Loews Corp.	118,992	4,509,797
Markel Corp.*	3,700	1,274,983
Marsh & McLennan Cos., Inc.	204,650	4,936,158
MBIA, Inc.*	75,600	759,780
Mercury General Corp.	11,300	461,831
MetLife, Inc.	240,260	9,237,997
National Interstate Corp.	10	218
National Western Life Insurance Co., Class A	2,100	295,428
Navigators Group, Inc.*	8,380	373,999
Old Republic International Corp.	98,880	1,369,488
PartnerReinsurance Ltd.	33,260	2,666,787
Phoenix Cos., Inc.*	84,810	178,101
Platinum Underwriters Holdings Ltd.	21,680	943,514
PMA Capital Corp., Class A*	390	2,941
Presidential Life Corp.	250	2,450
Primerica, Inc.	22,000	447,480
Principal Financial Group, Inc.	132,400	3,431,808
ProAssurance Corp.*	13,700	788,983
Progressive Corp.	253,500	5,290,545
Protective Life Corp.	44,800	974,848
Prudential Financial, Inc.	175,431	9,504,852
Reinsurance Group of America, Inc.	26,010	1,256,023
RLI Corp.	8,140	460,887
Safety Insurance Group, Inc.	11,300	474,826
Selective Insurance Group, Inc.	23,400	381,186
StanCorp Financial Group, Inc.	22,680	861,840
State Auto Financial Corp.	270	4,107
Stewart Information Services Corp.	250	2,830
Symetra Financial Corp.	38,300	400,618
Torchmark Corp.	38,680	2,055,455
Transatlantic Holdings, Inc.	24,300	1,234,926
Travelers Cos., Inc.	174,870	9,110,727
United Fire & Casualty Co.	18,570	393,870
Unitrin, Inc.	21,400	521,946
Unum Group	125,800	2,786,470
Validus Holdings Ltd.	30,818	812,362
W. R. Berkley Corp.	52,900	1,432,003
Wesco Financial Corp.	1,400	501,410
White Mountains Insurance Group Ltd.	3,900	1,202,994
XL Group plc	129,370	2,802,154

		198,960,316

See Notes to Portfolio of Investments.

EQ ADVISORS TRUST

EQ/COMMON STOCK INDEX PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

September 30, 2010 (Unaudited)

	Number of Shares	Value (Note 1)
Real Estate Investment Trusts (REITs) (2.4%)
Acadia Realty Trust (REIT)	30,325	$576,175
Alexander’s, Inc. (REIT)	1,300	410,514
Alexandria Real Estate Equities, Inc. (REIT)	18,480	1,293,600
AMB Property Corp. (REIT)	63,610	1,683,757
American Campus Communities, Inc. (REIT)	19,200	584,448
Annaly Capital Management, Inc. (REIT)	229,258	4,034,941
Apartment Investment & Management Co. (REIT), Class A	43,188	923,359
AvalonBay Communities, Inc. (REIT)	31,149	3,237,316
BioMed Realty Trust, Inc. (REIT)	35,200	630,784
Boston Properties, Inc. (REIT)	55,170	4,585,730
Brandywine Realty Trust (REIT)	51,000	624,750
BRE Properties, Inc. (REIT)	24,160	1,002,640
Camden Property Trust (REIT)	24,880	1,193,494
CBL & Associates Properties, Inc. (REIT)	77,091	1,006,808
Chimera Investment Corp. (REIT)	290,400	1,147,080
CommonWealth REIT (REIT)	33,000	844,800
Corporate Office Properties Trust/Maryland (REIT)	21,109	787,577
Cousins Properties, Inc. (REIT)	34,997	249,879
DCT Industrial Trust, Inc. (REIT)	91,400	437,806
Developers Diversified Realty Corp. (REIT)	84,708	950,424
DiamondRock Hospitality Co. (REIT)*	58,300	553,267
Digital Realty Trust, Inc. (REIT)	33,589	2,072,441
Douglas Emmett, Inc. (REIT)	53,300	933,283
Duke Realty Corp. (REIT)	84,800	982,832
DuPont Fabros Technology, Inc. (REIT)	17,600	442,640
EastGroup Properties, Inc. (REIT)	12,100	452,298
Entertainment Properties Trust (REIT)	14,840	640,791
Equity Lifestyle Properties, Inc. (REIT)	10,900	593,832
Equity One, Inc. (REIT)	31,300	528,344
Equity Residential (REIT)	106,987	5,089,372
Essex Property Trust, Inc. (REIT)	11,300	1,236,672
Extra Space Storage, Inc. (REIT)	33,000	529,320
Federal Realty Investment Trust (REIT)	27,780	2,268,515
Franklin Street Properties Corp. (REIT)	41,600	516,672
General Growth Properties, Inc. (REIT)	93,500	1,458,600
Hatteras Financial Corp. (REIT)	18,700	532,389
HCP, Inc. (REIT)	110,197	3,964,888
Health Care REIT, Inc. (REIT)	48,317	2,287,327
Healthcare Realty Trust, Inc. (REIT)	28,300	661,937
Highwoods Properties, Inc. (REIT)	29,530	958,839
Home Properties, Inc. (REIT)	13,610	719,969
Hospitality Properties Trust (REIT)	43,400	969,122
Host Hotels & Resorts, Inc. (REIT)	248,713	3,601,364
Inland Real Estate Corp. (REIT)	39,600	329,076
Investors Real Estate Trust (REIT)	42,400	355,312
Kilroy Realty Corp. (REIT)	14,700	487,158
Kimco Realty Corp. (REIT)	162,122	2,553,421
LaSalle Hotel Properties (REIT)	37,300	872,447
Lexington Realty Trust (REIT)	69,728	$499,252
Liberty Property Trust (REIT)	43,552	1,389,309
LTC Properties, Inc. (REIT)	20,600	525,712
Macerich Co. (REIT)	49,084	2,108,158
Mack-Cali Realty Corp. (REIT)	31,539	1,031,641
MFA Financial, Inc. (REIT)	87,250	665,718
Mid-America Apartment Communities, Inc. (REIT)	11,400	664,392
National Retail Properties, Inc. (REIT)	38,290	961,462
Nationwide Health Properties, Inc. (REIT)	47,714	1,845,100
Omega Healthcare Investors, Inc. (REIT)	35,140	788,893
Plum Creek Timber Co., Inc. (REIT)	61,614	2,174,974
Post Properties, Inc. (REIT)	18,200	508,144
Potlatch Corp. (REIT)	18,640	633,760
ProLogis (REIT)	191,206	2,252,407
Public Storage (REIT)	52,402	5,085,090
Rayonier, Inc. (REIT)	34,350	1,721,622
Realty Income Corp. (REIT)	45,831	1,545,421
Regency Centers Corp. (REIT)	31,486	1,242,752
Saul Centers, Inc. (REIT)	11,800	495,010
Senior Housing Properties Trust (REIT)	54,290	1,275,815
Simon Property Group, Inc. (REIT)	110,659	10,262,516
SL Green Realty Corp. (REIT)	35,100	2,222,883
Sovran Self Storage, Inc. (REIT)	14,800	560,920
Tanger Factory Outlet Centers (REIT)	14,750	695,315
Taubman Centers, Inc. (REIT)	20,600	918,966
UDR, Inc. (REIT)	64,036	1,352,440
Ventas, Inc. (REIT)	59,304	3,058,307
Vornado Realty Trust (REIT)	63,847	5,460,834
Walter Investment Management Corp. (REIT)	8,947	156,483
Washington Real Estate Investment Trust (REIT)	24,370	773,260
Weingarten Realty Investors (REIT)	36,986	807,035

		116,481,601

Real Estate Management & Development (0.1%)
Avatar Holdings, Inc.*	70	1,336
CB Richard Ellis Group, Inc., Class A*	108,150	1,976,982
Forest City Enterprises, Inc., Class A*	50,700	650,481
Forestar Group, Inc.*	60	1,023
Jones Lang LaSalle, Inc.	16,500	1,423,455
St. Joe Co.*	40,442	1,005,792

		5,059,069

Thrifts & Mortgage Finance (0.3%)
Astoria Financial Corp.	37,100	505,673
Bank Mutual Corp.	38,400	199,296
Beneficial Mutual Bancorp, Inc.*	36,500	327,405
Brookline Bancorp, Inc.	37,000	369,260
Capitol Federal Financial	13,600	335,920
Dime Community Bancshares, Inc.	27,100	375,335
Doral Financial Corp.*	57,000	94,620
First Niagara Financial Group, Inc.	79,000	920,350
Hudson City Bancorp, Inc.	178,590	2,189,513
Kearny Financial Corp.	36,700	324,061
MGIC Investment Corp.*	75,800	699,634
New York Community Bancorp, Inc.	164,650	2,675,563
NewAlliance Bancshares, Inc.	39,950	504,169

See Notes to Portfolio of Investments.

EQ ADVISORS TRUST

EQ/COMMON STOCK INDEX PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

September 30, 2010 (Unaudited)

	Number of Shares	Value (Note 1)
Northwest Bancshares, Inc.	38,475	$430,535
OceanFirst Financial Corp.	40	491
Ocwen Financial Corp.*	1,700	17,238
Oritani Financial Corp.	37,350	372,753
People’s United Financial, Inc.	134,800	1,764,532
PMI Group, Inc.*	790	2,899
Provident Financial Services, Inc.	27,500	339,900
TFS Financial Corp.	36,000	330,840
TrustCo Bank Corp. NY	38,400	213,504
Washington Federal, Inc.	42,500	648,550

		13,642,041

Total Financials		766,512,785

Health Care (11.8%)
Biotechnology (1.6%)
Acorda Therapeutics, Inc.*	22,400	739,648
Alexion Pharmaceuticals, Inc.*	32,500	2,091,700
Alkermes, Inc.*	52,400	767,660
Alnylam Pharmaceuticals, Inc.*	15,400	189,112
Amgen, Inc.*	362,140	19,957,535
Amylin Pharmaceuticals, Inc.*	61,100	1,273,935
Biogen Idec, Inc.*	90,060	5,054,167
BioMarin Pharmaceutical, Inc.*	44,600	996,810
Celgene Corp.*	174,200	10,035,662
Cephalon, Inc.*	28,150	1,757,686
Cepheid, Inc.*	29,600	553,816
Cubist Pharmaceuticals, Inc.*	23,500	549,665
Dendreon Corp.*	50,250	2,069,295
Emergent Biosolutions, Inc.*	20,900	360,734
Enzon Pharmaceuticals, Inc.*	520	5,850
Genomic Health, Inc.*	20,600	275,216
Genzyme Corp.*	100,850	7,139,172
Gilead Sciences, Inc.*	309,600	11,024,856
Human Genome Sciences, Inc.*	67,800	2,019,762
Incyte Corp.*	36,700	586,833
Ironwood Pharmaceuticals, Inc.*	36,300	369,534
Isis Pharmaceuticals, Inc.*	37,500	315,000
Martek Biosciences Corp.*	15,450	349,633
Myriad Genetics, Inc.*	39,050	640,811
Onyx Pharmaceuticals, Inc.*	23,500	619,930
Osiris Therapeutics, Inc.*	23,300	169,624
Pharmasset, Inc.*	14,300	421,850
Regeneron Pharmaceuticals, Inc.*	24,500	671,300
Seattle Genetics, Inc.*	41,000	636,730
Talecris Biotherapeutics Holdings Corp.*	22,100	505,648
Theravance, Inc.*	31,500	633,150
United Therapeutics Corp.*	18,700	1,047,387
Vertex Pharmaceuticals, Inc.*	76,400	2,641,148

		76,470,859

Health Care Equipment & Supplies (2.2%)
ABIOMED, Inc.*	28,300	300,263
Alcon, Inc.	26,200	4,369,898
Alere, Inc.*	33,150	1,025,329
American Medical Systems Holdings, Inc.*	38,800	759,704
Analogic Corp.	10,710	480,665
Baxter International, Inc.	225,480	10,757,651
Beckman Coulter, Inc.	27,500	1,341,725
Becton, Dickinson and Co.	88,240	6,538,584
Boston Scientific Corp.*	573,300	3,514,329
C.R. Bard, Inc.	35,980	2,929,851
CareFusion Corp.*	76,000	1,887,840
CONMED Corp.*	16,400	$367,524
Cooper Cos., Inc.	16,800	776,496
Covidien plc	189,500	7,616,005
CryoLife, Inc.*	650	3,946
DENTSPLY International, Inc.	63,200	2,020,504
Edwards Lifesciences Corp.*	45,500	3,050,775
Exactech, Inc.*	240	3,917
Gen-Probe, Inc.*	24,050	1,165,463
Greatbatch, Inc.*	16,300	377,997
Haemonetics Corp.*	10,900	637,977
HeartWare International, Inc.*	6,500	446,940
Hill-Rom Holdings, Inc.	25,930	930,628
Hologic, Inc.*	109,600	1,754,696
Hospira, Inc.*	68,150	3,885,232
ICU Medical, Inc.*	12,600	469,854
IDEXX Laboratories, Inc.*	23,300	1,438,076
Immucor, Inc.*	30,700	608,781
Integra LifeSciences Holdings Corp.*	12,400	489,304
Intuitive Surgical, Inc.*	14,800	4,199,352
Kensey Nash Corp.*	290	8,378
Kinetic Concepts, Inc.*	25,080	917,426
Masimo Corp.	19,800	540,738
Medtronic, Inc.	416,440	13,984,055
Meridian Bioscience, Inc.	17,700	387,276
Merit Medical Systems, Inc.*	25,300	402,017
Natus Medical, Inc.*	590	8,596
NuVasive, Inc.*	15,950	560,483
Palomar Medical Technologies, Inc.*.	10	103
Quidel Corp.*	26,740	293,873
ResMed, Inc.*	66,300	2,175,303
St. Jude Medical, Inc.*	123,500	4,858,490
STERIS Corp.	25,760	855,747
Stryker Corp.	119,070	5,959,454
Symmetry Medical, Inc.*	30,100	290,164
Teleflex, Inc.	15,100	857,378
Thoratec Corp.*	23,300	861,634
Varian Medical Systems, Inc.*	53,510	3,237,355
West Pharmaceutical Services, Inc.	14,200	487,202
Zimmer Holdings, Inc.*	80,400	4,207,332
Zoll Medical Corp.*	18,500	596,995

		105,639,305

Health Care Providers & Services (2.2%)
Accretive Health, Inc.*	34,100	369,303
Aetna, Inc.	160,680	5,079,095
AMERIGROUP Corp.*	23,790	1,010,361
AmerisourceBergen Corp.	106,800	3,274,488
AMN Healthcare Services, Inc.*	780	4,009
Amsurg Corp.*	18,000	314,640
Brookdale Senior Living, Inc.*	32,400	528,444
Cardinal Health, Inc.	136,900	4,523,176
CardioNet, Inc.*	18,600	83,886
Catalyst Health Solutions, Inc.*	19,500	686,595
Centene Corp.*	24,110	568,755
CIGNA Corp.	104,640	3,744,019
Community Health Systems, Inc.*	36,400	1,127,308
Corvel Corp.*	90	3,821
Coventry Health Care, Inc.*	61,100	1,315,483
Cross Country Healthcare, Inc.*	40	288
DaVita, Inc.*	43,500	3,002,805
Emdeon, Inc., Class A*	35,600	433,608
Emergency Medical Services Corp., Class A*	11,200	596,400
Express Scripts, Inc.*	203,900	9,929,930

See Notes to Portfolio of Investments.

EQ ADVISORS TRUST

EQ/COMMON STOCK INDEX PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

September 30, 2010 (Unaudited)

	Number of Shares	Value (Note 1)
Genoptix, Inc.*	10,700	$151,940
Gentiva Health Services, Inc.*	16,960	370,576
Hanger Orthopedic Group, Inc.*	210	3,053
Health Management Associates, Inc., Class A*	94,600	724,636
Health Net, Inc.*	49,340	1,341,555
HealthSouth Corp.*	39,300	754,560
Healthspring, Inc.*	26,220	677,525
Henry Schein, Inc.*	38,350	2,246,543
HMS Holdings Corp.*	16,500	972,510
Humana, Inc.*	63,800	3,205,312
Laboratory Corp. of America Holdings*	39,450	3,094,063
Landauer, Inc.	7,900	494,777
LHC Group, Inc.*	12,800	296,832
LifePoint Hospitals, Inc.*	22,950	804,627
Lincare Holdings, Inc.	37,600	943,384
Magellan Health Services, Inc.*	16,900	798,356
McKesson Corp.	102,580	6,337,392
MedCath Corp.*	470	4,733
Medco Health Solutions, Inc.*	161,400	8,402,484
MEDNAX, Inc.*	19,720	1,051,076
MWI Veterinary Supply, Inc.*	100	5,772
National Healthcare Corp.	9,200	341,044
Omnicare, Inc.	48,120	1,149,106
Owens & Minor, Inc.	26,850	764,151
Patterson Cos., Inc.	38,600	1,105,890
PharMerica Corp.*	22,370	213,186
PSS World Medical, Inc.*	25,500	545,190
Psychiatric Solutions, Inc.*	24,950	837,072
Quest Diagnostics, Inc.	56,430	2,848,022
Select Medical Holdings Corp.*	61,900	476,630
Sun Healthcare Group, Inc.*	37,500	317,625
Tenet Healthcare Corp.*	183,100	864,232
UnitedHealth Group, Inc.	429,720	15,087,469
Universal Health Services, Inc., Class B	36,080	1,402,069
VCA Antech, Inc.*	36,850	777,167
WellCare Health Plans, Inc.*	19,320	559,507
WellPoint, Inc.*	147,580	8,358,931

		104,925,411

Health Care Technology (0.1%)
Allscripts Healthcare Solutions, Inc.*	49,450	913,342
athenahealth, Inc.*	16,000	528,320
Cerner Corp.*	27,200	2,284,528
SXC Health Solutions Corp.*	23,200	846,104

		4,572,294

Life Sciences Tools & Services (0.6%)
Accelrys, Inc.*	366	2,547
Albany Molecular Research, Inc.*	720	4,594
Bio-Rad Laboratories, Inc., Class A*	8,500	769,335
Bruker Corp.*	34,800	488,244
Charles River Laboratories International, Inc.*	30,150	999,473
Covance, Inc.*	24,500	1,146,355
Dionex Corp.*	8,280	715,723
eResearchTechnology, Inc.*	270	2,020
Illumina, Inc.*	53,500	2,632,200
Life Technologies Corp.*	72,293	3,375,360
Luminex Corp.*	18,500	296,000
Mettler-Toledo International, Inc.*	13,300	1,655,052
PAREXEL International Corp.*	22,070	510,479
PerkinElmer, Inc.	51,200	1,184,768
Pharmaceutical Product Development, Inc.	39,900	$989,121
Sequenom, Inc.*	23,800	166,838
Techne Corp.	16,550	1,021,631
Thermo Fisher Scientific, Inc.*	155,150	7,428,582
Waters Corp.*	35,100	2,484,378

		25,872,700

Pharmaceuticals (5.1%)
Abbott Laboratories, Inc.	572,350	29,899,564
Allergan, Inc.	114,970	7,648,954
Auxilium Pharmaceuticals, Inc.*	19,350	479,493
Bristol-Myers Squibb Co.	650,130	17,625,024
Eli Lilly and Co.	384,510	14,046,150
Forest Laboratories, Inc.*	113,430	3,508,390
Impax Laboratories, Inc.*	23,700	469,260
Johnson & Johnson	1,018,160	63,085,194
King Pharmaceuticals, Inc.*	94,400	940,224
Medicines Co.*	26,000	369,200
Medicis Pharmaceutical Corp., Class A	33,880	1,004,542
Merck & Co., Inc.	1,151,090	42,371,623
Mylan, Inc.*	120,550	2,267,545
Nektar Therapeutics*	37,000	546,490
Perrigo Co.	32,300	2,074,306
Pfizer, Inc.	2,977,556	51,124,637
Questcor Pharmaceuticals, Inc.*	47,400	470,208
Salix Pharmaceuticals Ltd.*	21,500	853,980
Warner Chilcott plc, Class A	34,000	762,960
Watson Pharmaceuticals, Inc.*	45,320	1,917,489

		241,465,233

Total Health Care		558,945,802

Industrials (11.3%)
Aerospace & Defense (2.4%)
AAR Corp.*	27,680	516,509
Aerovironment, Inc.*	12,600	280,350
Alliant Techsystems, Inc.*	14,400	1,085,760
American Science & Engineering, Inc.	6,000	441,900
BE Aerospace, Inc.*	47,060	1,426,389
Boeing Co.	287,000	19,096,980
Ceradyne, Inc.*	610	14,243
Curtiss-Wright Corp.	20,100	609,030
Esterline Technologies Corp.*	11,300	646,699
General Dynamics Corp.	130,670	8,207,383
Goodrich Corp.	47,290	3,486,692
Herley Industries, Inc.*	90	1,485
Hexcel Corp.*	43,500	773,865
Honeywell International, Inc.	282,800	12,426,232
ITT Corp.	69,350	3,247,660
L-3 Communications Holdings, Inc.	43,770	3,163,258
Lockheed Martin Corp.	116,860	8,329,781
Moog, Inc., Class A*	18,400	653,384
Northrop Grumman Corp.	113,850	6,902,725
Orbital Sciences Corp.*	25,500	390,150
Precision Castparts Corp.	53,770	6,847,609
Raytheon Co.	144,090	6,586,354
Rockwell Collins, Inc.	59,550	3,468,788
Spirit AeroSystems Holdings, Inc., Class A*	47,700	950,661
Taser International, Inc.*	1,760	6,829
Teledyne Technologies, Inc.*	13,700	545,534
TransDigm Group, Inc.	15,150	940,057
Triumph Group, Inc.	6,200	462,458

See Notes to Portfolio of Investments.

EQ ADVISORS TRUST

EQ/COMMON STOCK INDEX PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

September 30, 2010 (Unaudited)

	Number of Shares	Value (Note 1)
United Technologies Corp.	345,940	$24,641,306

		116,150,071

Air Freight & Logistics (0.8%)
Atlas Air Worldwide Holdings, Inc.*	9,800	492,940
C.H. Robinson Worldwide, Inc.	62,500	4,370,000
Expeditors International of Washington, Inc.	79,200	3,661,416
FedEx Corp.	118,450	10,127,475
Forward Air Corp.	17,900	465,400
Hub Group, Inc., Class A*	14,000	409,640
United Parcel Service, Inc., Class B	267,750	17,856,248
UTi Worldwide, Inc.	43,600	701,088

		38,084,207

Airlines (0.3%)
Alaska Air Group, Inc.*	13,500	688,905
Allegiant Travel Co.	11,300	478,216
AMR Corp.*	141,500	887,205
Continental Airlines, Inc., Class B*	52,800	1,311,552
Copa Holdings S.A., Class A	11,600	625,356
Delta Air Lines, Inc.*	298,650	3,476,286
Hawaiian Holdings, Inc.*	1,650	9,884
JetBlue Airways Corp.*	75,300	503,757
Republic Airways Holdings, Inc.*	1,790	14,821
SkyWest, Inc.	30,300	422,988
Southwest Airlines Co.	279,200	3,649,144
U.S. Airways Group, Inc.*	54,300	502,275
UAL Corp.*	56,800	1,342,184

		13,912,573

Building Products (0.1%)
A.O. Smith Corp.	9,100	526,799
AAON, Inc.	510	11,995
American Woodmark Corp.	190	3,369
Ameron International Corp.	8,700	591,252
Insteel Industries, Inc.	1,300	11,674
Lennox International, Inc.	21,110	880,076
Masco Corp.	162,800	1,792,428
NCI Building Systems, Inc.*	56	534
Owens Corning, Inc.*	43,170	1,106,447
Quanex Building Products Corp.	1,600	27,632
Simpson Manufacturing Co., Inc.	17,300	445,994
USG Corp.*	34,200	451,098

		5,849,298

Commercial Services & Supplies (0.6%)
American Reprographics Co.*	41,190	323,341
ATC Technology Corp.*	430	10,638
Avery Dennison Corp.	48,350	1,794,752
Bowne & Co., Inc.	383	4,339
Brink’s Co.	17,300	397,900
Cenveo, Inc.*	1,730	8,702
Cintas Corp.	50,200	1,383,010
Clean Harbors, Inc.*	8,100	548,775
Copart, Inc.*	29,100	959,427
Corrections Corp. of America*	43,000	1,061,240
Courier Corp.	80	1,138
Covanta Holding Corp.	52,300	823,725
G&K Services, Inc., Class A	530	12,116
GEO Group, Inc.*	26,800	625,780
Herman Miller, Inc.	27,500	541,200
Iron Mountain, Inc.	80,650	1,801,721
Mine Safety Appliances Co.	16,600	449,860
Pitney Bowes, Inc.	94,420	2,018,700
R.R. Donnelley & Sons Co.	97,730	1,657,501
Republic Services, Inc.	133,435	4,068,433
Rollins, Inc.	24,800	$579,824
Schawk, Inc.	700	12,922
Steelcase, Inc., Class A	53,000	441,490
Stericycle, Inc.*	35,800	2,487,384
Sykes Enterprises, Inc.*	23,790	323,068
Tetra Tech, Inc.*	25,100	526,347
U.S. Ecology, Inc.	520	8,320
UniFirst Corp.	180	7,947
Viad Corp.	930	17,986
Waste Connections, Inc.*	32,700	1,296,882
Waste Management, Inc.	182,650	6,527,911

		30,722,379

Construction & Engineering (0.3%)
Aecom Technology Corp.*	40,800	989,808
Chicago Bridge & Iron Co. N.V. (N.Y. Shares)*	38,200	933,990
EMCOR Group, Inc.*	25,100	617,209
Fluor Corp.	67,560	3,346,247
Granite Construction, Inc.	14,500	329,730
Insituform Technologies, Inc., Class A*	750	18,135
Jacobs Engineering Group, Inc.*	54,800	2,120,760
KBR, Inc.	60,700	1,495,648
Layne Christensen Co.*	440	11,392
MasTec, Inc.*	46,200	476,784
Northwest Pipe Co.*	250	4,375
Orion Marine Group, Inc.*	30	372
Pike Electric Corp.*	1,190	8,663
Quanta Services, Inc.*	80,850	1,542,618
Shaw Group, Inc.*	31,880	1,069,893
Tutor Perini Corp.*	27,780	558,100
URS Corp.*	38,100	1,447,038

		14,970,762

Electrical Equipment (0.8%)
Acuity Brands, Inc.	17,600	778,624
American Superconductor Corp.*	17,000	528,700
AMETEK, Inc.	45,700	2,183,089
Babcock & Wilcox Co.*	52,500	1,117,200
Baldor Electric Co.	26,260	1,060,904
Brady Corp., Class A	22,860	666,826
Cooper Industries plc	63,300	3,097,269
Emerson Electric Co.	284,710	14,992,829
Encore Wire Corp.	23,400	479,934
EnerSys*	19,900	496,903
FuelCell Energy, Inc.*	510	627
General Cable Corp.*	28,900	783,768
GrafTech International Ltd.*	70,400	1,100,352
Hubbell, Inc., Class B	24,400	1,238,300
LSI Industries, Inc.	250	1,605
Powell Industries, Inc.*	290	9,025
Regal-Beloit Corp.	13,900	815,791
Rockwell Automation, Inc.	60,500	3,734,665
Roper Industries, Inc.	38,650	2,519,207
Thomas & Betts Corp.*	25,600	1,050,112
Vicor Corp.	280	4,091
Woodward Governor Co.	23,030	746,632

		37,406,453

Industrial Conglomerates (2.1%)
3M Co.	263,230	22,824,673
Carlisle Cos., Inc.	23,000	688,850
General Electric Co.	3,941,192	64,044,370
Raven Industries, Inc.	13,400	507,726
Standex International Corp.	380	9,192

See Notes to Portfolio of Investments.

EQ ADVISORS TRUST

EQ/COMMON STOCK INDEX PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

September 30, 2010 (Unaudited)

	Number of Shares	Value (Note 1)
Textron, Inc.	114,400	$2,352,064
Tyco International Ltd.	193,000	7,088,890

		97,515,765

Machinery (2.5%)
3D Systems Corp.*	10	157
Actuant Corp., Class A	23,500	539,560
AGCO Corp.*	35,200	1,373,152
Albany International Corp., Class A	28,450	538,274
Altra Holdings, Inc.*	710	10,458
American Railcar Industries, Inc.*	80	1,254
ArvinMeritor, Inc.*	35,600	553,224
Astec Industries, Inc.*	17,100	487,863
Barnes Group, Inc.	31,620	556,196
Briggs & Stratton Corp.	29,400	558,894
Bucyrus International, Inc.	28,400	1,969,540
Cascade Corp.	270	8,586
Caterpillar, Inc.	235,610	18,537,795
Chart Industries, Inc.*	580	11,809
CLARCOR, Inc.	21,900	845,997
Colfax Corp.*	630	9,368
Crane Co.	18,600	705,684
Cummins, Inc.	75,860	6,871,399
Danaher Corp.	201,060	8,165,047
Deere & Co.	158,640	11,069,899
Donaldson Co., Inc.	29,100	1,371,483
Dover Corp.	70,590	3,685,504
Eaton Corp.	63,400	5,229,866
Flowserve Corp.	24,680	2,700,485
Force Protection, Inc.*	400	2,016
Gardner Denver, Inc.	23,200	1,245,376
Graco, Inc.	25,160	798,327
Graham Corp.	210	3,259
Harsco Corp.	30,400	747,232
IDEX Corp.	30,740	1,091,577
Illinois Tool Works, Inc.	166,610	7,834,002
Ingersoll-Rand plc	121,700	4,345,907
Joy Global, Inc.	38,180	2,684,818
Kadant, Inc.*	470	8,888
Kaydon Corp.	13,700	474,020
Kennametal, Inc.	35,190	1,088,427
L.B. Foster Co., Class A*	400	11,576
Lincoln Electric Holdings, Inc.	19,230	1,111,879
Lindsay Corp.	9,060	392,479
Manitowoc Co., Inc.	59,400	719,334
Met-Pro Corp.	100	1,009
Mueller Water Products, Inc., Class A	3,270	9,875
NACCO Industries, Inc., Class A	300	26,217
Navistar International Corp.*	26,900	1,173,916
Nordson Corp.	14,630	1,078,085
Oshkosh Corp.*	33,900	932,250
PACCAR, Inc.	137,930	6,641,329
Pall Corp.	52,300	2,177,772
Parker Hannifin Corp.	60,910	4,267,355
Pentair, Inc.	37,300	1,254,399
Robbins & Myers, Inc.	21,170	566,933
Sauer-Danfoss, Inc.*	1,570	33,425
Snap-On, Inc.	25,100	1,167,401
SPX Corp.	18,900	1,195,992
Sun Hydraulics Corp.	550	15,504
Tecumseh Products Co., Class A*	680	7,800
Terex Corp.*	48,030	1,100,848
Timken Co.	36,640	1,405,510
Toro Co.	14,920	838,952
Trinity Industries, Inc.	36,070	$803,279
Twin Disc, Inc.	40	558
Valmont Industries, Inc.	7,700	557,480
WABCO Holdings, Inc.*	29,970	1,256,942
Wabtec Corp.	21,200	1,013,148
Watts Water Technologies, Inc., Class A	17,510	596,215

		116,482,805

Marine (0.0%)
Alexander & Baldwin, Inc.	18,080	629,907
American Commercial Lines, Inc.*	525	14,637
Eagle Bulk Shipping, Inc.*	41,100	214,542
Genco Shipping & Trading Ltd.*	24,910	397,066
Horizon Lines, Inc., Class A	250	1,050
Kirby Corp.*	24,350	975,461

		2,232,663

Professional Services (0.3%)
Administaff, Inc.	23,300	627,469
Advisory Board Co.*	140	6,181
CBIZ, Inc.*	52,020	308,479
Corporate Executive Board Co.	15,490	488,864
Dun & Bradstreet Corp.	800	59,312
Equifax, Inc.	56,620	1,766,544
Exponent, Inc.*	470	15,787
FTI Consulting, Inc.*	21,500	745,835
Hill International, Inc.*	850	3,808
IHS, Inc., Class A*	20,200	1,373,600
Kelly Services, Inc., Class A*	32,000	375,360
Kforce, Inc.*	780	10,702
Korn/Ferry International*	34,380	568,645
Manpower, Inc.	34,980	1,825,956
Navigant Consulting, Inc.*	24,000	279,120
On Assignment, Inc.*	770	4,042
Resources Connection, Inc.	27,650	380,464
Robert Half International, Inc.	62,260	1,618,760
School Specialty, Inc.*	500	6,505
SFN Group, Inc.*	980	5,890
Towers Watson & Co., Class A	17,900	880,322
Verisk Analytics, Inc., Class A*	39,100	1,095,191

		12,446,836

Road & Rail (0.9%)
Arkansas Best Corp.	16,890	409,245
Avis Budget Group, Inc.*	890	10,368
Con-way, Inc.	19,100	591,909
CSX Corp.	147,150	8,140,338
Dollar Thrifty Automotive Group, Inc.*	10,800	541,512
Genesee & Wyoming, Inc., Class A* .	14,700	637,833
Heartland Express, Inc.	29,400	437,178
Hertz Global Holdings, Inc.*	73,200	775,188
J.B. Hunt Transport Services, Inc.	35,950	1,247,465
Kansas City Southern*	37,850	1,415,968
Knight Transportation, Inc.	28,700	554,771
Landstar System, Inc.	23,650	913,363
Norfolk Southern Corp.	139,870	8,323,664
Ryder System, Inc.	24,900	1,064,973
Union Pacific Corp.	191,360	15,653,248
Werner Enterprises, Inc.	22,800	467,172

		41,184,195

Trading Companies & Distributors (0.2%)
Beacon Roofing Supply, Inc.*	32,000	466,240
DXP Enterprises, Inc.*	230	4,365
Fastenal Co.	54,900	2,920,131

See Notes to Portfolio of Investments.

EQ ADVISORS TRUST

EQ/COMMON STOCK INDEX PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

September 30, 2010 (Unaudited)

	Number of Shares	Value (Note 1)
GATX Corp.	21,500	$630,380
H&E Equipment Services, Inc.*	750	5,978
Houston Wire & Cable Co.	910	9,127
Interline Brands, Inc.*	180	3,247
MSC Industrial Direct Co., Class A	16,500	891,660
RSC Holdings, Inc.*	46,900	349,874
Textainer Group Holdings Ltd.	280	7,487
W.W. Grainger, Inc.	23,350	2,781,219
Watsco, Inc.	12,210	679,853
WESCO International, Inc.*	25,320	994,823

		9,744,384

Total Industrials		536,702,391

Information Technology (18.4%)
Communications Equipment (2.3%)
Acme Packet, Inc.*	16,510	626,389
ADC Telecommunications, Inc.*	36,000	456,120
ADTRAN, Inc.	23,500	829,550
Arris Group, Inc.*	67,300	657,521
Aruba Networks, Inc.*	27,400	584,716
BigBand Networks, Inc.*	820	2,329
Black Box Corp.	16,060	514,884
Blue Coat Systems, Inc.*	400	9,624
Brocade Communications Systems, Inc.*	144,160	841,894
Ciena Corp.*	35,000	544,950
Cisco Systems, Inc.*	2,108,270	46,171,113
CommScope, Inc.*	35,700	847,518
EchoStar Corp., Class A*	23,550	449,334
Emulex Corp.*	55,090	575,140
Extreme Networks, Inc.*	423	1,315
F5 Networks, Inc.*	32,900	3,415,349
Finisar Corp.*	28,100	527,999
Harmonic, Inc.*	77,400	532,512
Harris Corp.	49,040	2,171,982
Hughes Communications, Inc.*	70	1,907
Infinera Corp.*	56,500	659,355
InterDigital, Inc.*	20,100	595,161
Ixia*	1,220	15,128
JDS Uniphase Corp.*	99,450	1,232,185
Juniper Networks, Inc.*	198,900	6,036,615
Motorola, Inc.*	878,650	7,494,884
NETGEAR, Inc.*	400	10,804
Oplink Communications, Inc.*	210	4,166
Plantronics, Inc.	30,900	1,043,802
Polycom, Inc.*	37,800	1,031,184
Powerwave Technologies, Inc.*	2,150	3,913
QUALCOMM, Inc.	608,280	27,445,594
Riverbed Technology, Inc.*	23,600	1,075,688
SeaChange International, Inc.*	800	5,928
Sonus Networks, Inc.*	245,790	867,639
Sycamore Networks, Inc.	15,470	501,383
Symmetricom, Inc.*	340	1,945
Tellabs, Inc.	155,160	1,155,942
UTStarcom, Inc.*	480	1,042

		108,944,504

Computers & Peripherals (3.7%)
Apple, Inc.*	335,950	95,325,813
Avid Technology, Inc.*	29,200	382,812
Dell, Inc.*	643,344	8,337,738
Diebold, Inc.	27,650	859,638
Electronics for Imaging, Inc.*	43,600	528,432
EMC Corp.*	777,190	15,784,729
Hewlett-Packard Co.	875,820	$36,845,747
Imation Corp.*	1,210	11,289
Intermec, Inc.*	33,700	413,162
Lexmark International, Inc., Class A*	29,690	1,324,768
NCR Corp.*	60,600	825,978
NetApp, Inc.*	130,250	6,485,147
Netezza Corp.*	500	13,475
QLogic Corp.*	56,900	1,003,716
SanDisk Corp.*	86,990	3,188,184
Seagate Technology plc*	184,310	2,171,172
Silicon Graphics International Corp.*	210	1,630
Synaptics, Inc.*	15,300	430,542
Western Digital Corp.*	86,670	2,460,561

		176,394,533

Electronic Equipment, Instruments & Components (0.8%)
Agilent Technologies, Inc.*	131,630	4,392,493
Agilysys, Inc.*	120	780
Amphenol Corp., Class A	65,620	3,214,068
Anixter International, Inc.*	13,400	723,466
Arrow Electronics, Inc.*	45,900	1,226,907
Avnet, Inc.*	64,920	1,753,489
AVX Corp.	48,140	665,295
Benchmark Electronics, Inc.*	35,100	575,640
Checkpoint Systems, Inc.*	34,400	700,040
Cognex Corp.	27,500	737,550
Coherent, Inc.*	17,400	696,174
Corning, Inc.	590,090	10,786,845
CTS Corp.	1,260	12,121
Daktronics, Inc.	480	4,714
Dolby Laboratories, Inc., Class A*	20,200	1,147,562
Electro Scientific Industries, Inc.*	620	6,888
FLIR Systems, Inc.*	59,200	1,521,440
Ingram Micro, Inc., Class A*	72,800	1,227,408
Insight Enterprises, Inc.*	1,230	19,237
IPG Photonics Corp.*	30,000	724,200
Itron, Inc.*	15,310	937,431
Jabil Circuit, Inc.	68,100	981,321
Littelfuse, Inc.*	700	30,590
Molex, Inc.	50,300	1,052,779
MTS Systems Corp.	13,200	409,200
National Instruments Corp.	23,800	777,308
Newport Corp.*	1,260	14,288
OSI Systems, Inc.*	330	11,986
Park Electrochemical Corp.	370	9,746
Plexus Corp.*	25,500	748,425
Rofin-Sinar Technologies, Inc.*	21,200	538,056
Scansource, Inc.*	23,370	648,284
Tech Data Corp.*	19,500	785,850
Technitrol, Inc.	960	4,234
Trimble Navigation Ltd.*	45,900	1,608,336
Vishay Intertechnology, Inc.*	103,200	998,976
Vishay Precision Group, Inc.*	7,371	115,061

		39,808,188

Internet Software & Services (1.7%)
Akamai Technologies, Inc.*	63,800	3,201,484
AOL, Inc.*	47,456	1,174,536
Art Technology Group, Inc.*	910	3,758
comScore, Inc.*	70	1,646
DealerTrack Holdings, Inc.*	40,300	688,324
Digital River, Inc.*	16,500	561,660
EarthLink, Inc.	65,000	590,850
eBay, Inc.*	426,470	10,405,868
Equinix, Inc.*	16,300	1,668,305

See Notes to Portfolio of Investments.

EQ ADVISORS TRUST

EQ/COMMON STOCK INDEX PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

September 30, 2010 (Unaudited)

	Number of Shares	Value (Note 1)
Google, Inc., Class A*	89,925	$47,281,666
GSI Commerce, Inc.*	23,500	580,450
IAC/InterActiveCorp*	40,250	1,057,368
j2 Global Communications, Inc.*	25,600	609,024
LoopNet, Inc.*	950	11,248
Marchex, Inc., Class B	840	4,578
ModusLink Global Solutions, Inc.*	210	1,333
Monster Worldwide, Inc.*	47,700	618,192
NIC, Inc.	60	497
Perficient, Inc.*	320	2,925
Rackspace Hosting, Inc.*	36,700	953,466
RealNetworks, Inc.*	103,810	338,421
Stamps.com, Inc.*	770	10,010
United Online, Inc.	58,100	332,332
VeriSign, Inc.*	68,950	2,188,473
VistaPrint N.V.*	16,500	637,725
Vocus, Inc.*	400	7,392
WebMD Health Corp.*	20,200	1,007,374
Yahoo!, Inc.*	512,450	7,261,417

		81,200,322

IT Services (3.2%)
Accenture plc, Class A	231,100	9,819,439
Alliance Data Systems Corp.*	21,100	1,376,986
Amdocs Ltd.*	90,010	2,579,687
Automatic Data Processing, Inc.	190,150	7,992,005
Broadridge Financial Solutions, Inc.	61,110	1,397,586
CACI International, Inc., Class A*	12,200	552,172
Cognizant Technology Solutions Corp., Class A*	113,250	7,301,228
Computer Sciences Corp.	66,240	3,047,040
CoreLogic, Inc.	39,300	752,988
CSG Systems International, Inc.*	27,540	502,054
DST Systems, Inc.	19,880	891,419
Euronet Worldwide, Inc.*	45,000	809,550
ExlService Holdings, Inc.*	390	7,586
Fidelity National Information Services, Inc.	97,425	2,643,140
Fiserv, Inc.*	57,650	3,102,723
Forrester Research, Inc.*	16,300	539,204
Gartner, Inc.*	26,600	783,104
Genpact Ltd.*	30,000	531,900
Global Cash Access Holdings, Inc.*	1,320	5,386
Global Payments, Inc.	30,900	1,325,301
Hackett Group, Inc.*	80	330
Heartland Payment Systems, Inc.	26,360	401,199
Hewitt Associates, Inc., Class A*	35,200	1,775,136
iGATE Corp.	880	15,963
Integral Systems, Inc.*	840	6,199
International Business Machines Corp.	473,400	63,501,876
Lender Processing Services, Inc.	35,800	1,189,634
ManTech International Corp., Class A*	8,400	332,640
Mastercard, Inc., Class A	36,700	8,220,800
NeuStar, Inc., Class A*	32,590	810,187
Online Resources Corp.*	10	44
Paychex, Inc.	122,010	3,354,055
SAIC, Inc.*	116,950	1,868,861
Sapient Corp.	44,100	527,877
SRA International, Inc., Class A*	31,500	621,180
TeleTech Holdings, Inc.*	47,050	698,222
Teradata Corp.*	63,060	2,431,594
Total System Services, Inc.	62,200	947,928
Unisys Corp.*	496	$13,838
VeriFone Systems, Inc.*	40,500	1,258,335
Visa, Inc., Class A	172,350	12,798,711
Western Union Co.	254,160	4,491,007
Wright Express Corp.*	14,500	517,795

		151,743,909

Office Electronics (0.1%)
Xerox Corp.	521,331	5,395,776
Zebra Technologies Corp., Class A*	27,700	931,828

		6,327,604

Semiconductors & Semiconductor Equipment (2.8%)
Actel Corp.*	590	9,411
Advanced Analogic Technologies, Inc.*	70	246
Advanced Micro Devices, Inc.*	232,600	1,653,786
Altera Corp.	111,350	3,358,316
Amkor Technology, Inc.*	115,200	756,864
Analog Devices, Inc.	111,770	3,507,343
Applied Materials, Inc.	507,820	5,931,338
Atmel Corp.*	197,000	1,568,120
ATMI, Inc.*	880	13,077
Avago Technologies Ltd.*	40,100	902,651
Broadcom Corp., Class A	187,670	6,641,641
Cabot Microelectronics Corp.*	17,380	559,288
Cavium Networks, Inc.*	16,700	480,292
Cirrus Logic, Inc.*	24,500	437,080
Cree, Inc.*	38,900	2,111,881
Cypress Semiconductor Corp.*	98,500	1,239,130
Diodes, Inc.*	480	8,203
DSP Group, Inc.*	640	4,480
Energy Conversion Devices, Inc.*	22,100	110,942
Entegris, Inc.*	4,540	21,202
Evergreen Solar, Inc.*	109,900	80,667
Exar Corp.*	1,400	8,386
Fairchild Semiconductor International, Inc.*	86,600	814,040
FEI Co.*	23,160	453,241
First Solar, Inc.*	21,350	3,145,922
FormFactor, Inc.*	28,800	247,680
Hittite Microwave Corp.*	14,400	686,160
Integrated Device Technology, Inc.*	77,100	451,035
Intel Corp.	2,078,010	39,960,132
International Rectifier Corp.*	33,800	712,842
Intersil Corp., Class A	46,800	547,092
IXYS Corp.*	700	6,685
KLA-Tencor Corp.	76,180	2,683,821
Kulicke & Soffa Industries, Inc.*	610	3,776
Lam Research Corp.*	54,500	2,280,825
Linear Technology Corp.	94,050	2,890,156
LSI Corp.*	247,100	1,126,776
Marvell Technology Group Ltd.*	216,430	3,789,689
Maxim Integrated Products, Inc.	131,550	2,434,990
MEMC Electronic Materials, Inc.*	100,270	1,195,218
Micrel, Inc.	58,400	575,824
Microchip Technology, Inc.	81,000	2,547,450
Micron Technology, Inc.*	323,450	2,332,075
Microsemi Corp.*	31,400	538,510
MKS Instruments, Inc.*	27,400	492,652
Monolithic Power Systems, Inc.*	31,420	513,089
National Semiconductor Corp.	90,000	1,149,300
Netlogic Microsystems, Inc.*	23,700	653,646
Novellus Systems, Inc.*	36,300	964,854
NVIDIA Corp.*	216,360	2,527,085

See Notes to Portfolio of Investments.

EQ ADVISORS TRUST

EQ/COMMON STOCK INDEX PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

September 30, 2010 (Unaudited)

	Number of Shares	Value (Note 1)
OmniVision Technologies, Inc.*	19,350	$445,824
ON Semiconductor Corp.*	162,500	1,171,625
Pericom Semiconductor Corp.*	1,210	10,515
PMC-Sierra, Inc.*	103,000	758,080
Rambus, Inc.*	39,700	827,348
RF Micro Devices, Inc.*	99,570	611,360
Rudolph Technologies, Inc.*	10	83
Semtech Corp.*	41,070	829,203
Silicon Image, Inc.*	5,630	26,911
Silicon Laboratories, Inc.*	21,840	800,436
Skyworks Solutions, Inc.*	72,500	1,499,300
Standard Microsystems Corp.*	30	684
SunPower Corp., Class A*	36,850	530,640
Supertex, Inc.*	430	9,512
Teradyne, Inc.*	91,610	1,020,535
Tessera Technologies, Inc.*	22,000	407,000
Texas Instruments, Inc.	462,090	12,541,123
Varian Semiconductor Equipment Associates, Inc.*	28,200	811,596
Veeco Instruments, Inc.*	15,300	533,511
Volterra Semiconductor Corp.*	80	1,722
Xilinx, Inc.	104,600	2,783,406

		130,749,323

Software (3.8%)
ACI Worldwide, Inc.*	29,500	660,505
Activision Blizzard, Inc.	196,100	2,121,802
Adobe Systems, Inc.*	199,020	5,204,373
Advent Software, Inc.*	9,420	491,630
ANSYS, Inc.*	34,700	1,466,075
Ariba, Inc.*	45,100	852,390
Autodesk, Inc.*	98,350	3,144,249
Blackbaud, Inc.	33,450	804,138
Blackboard, Inc.*	15,200	547,808
BMC Software, Inc.*	68,600	2,776,928
Bottomline Technologies, Inc.*	220	3,379
CA, Inc.	147,050	3,105,696
Cadence Design Systems, Inc.*	112,030	854,789
Citrix Systems, Inc.*	69,150	4,718,796
Compuware Corp.*	85,050	725,477
Concur Technologies, Inc.*	20,300	1,003,632
Electronic Arts, Inc.*	134,200	2,204,906
EPIQ Systems, Inc.	30,400	372,704
Fair Isaac Corp.	29,200	720,072
Informatica Corp.*	37,700	1,448,057
Intuit, Inc.*	106,050	4,646,050
Jack Henry & Associates, Inc.	30,730	783,615
Kenexa Corp.*	870	15,242
Manhattan Associates, Inc.*	790	23,187
McAfee, Inc.*	65,400	3,090,804
MICROS Systems, Inc.*	30,400	1,286,832
Microsoft Corp.	2,827,550	69,246,700
MicroStrategy, Inc., Class A*	200	17,322
Novell, Inc.*	150,200	896,694
Nuance Communications, Inc.*	84,490	1,321,424
Oracle Corp.	1,417,490	38,059,606
Parametric Technology Corp.*	51,050	997,517
Progress Software Corp.*	19,160	634,196
Quest Software, Inc.*	31,000	762,290
Radiant Systems, Inc.*	160	2,736
Red Hat, Inc.*	71,300	2,923,300
Rovi Corp.*	41,550	2,094,536
Salesforce.com, Inc.*	42,500	4,751,500
Solera Holdings, Inc.	21,110	932,218
SuccessFactors, Inc.*	23,800	$597,618
Symantec Corp.*	301,990	4,581,188
Synchronoss Technologies, Inc.*	910	16,207
Synopsys, Inc.*	61,920	1,533,758
Take-Two Interactive Software, Inc.*	34,600	350,844
TIBCO Software, Inc.*	85,640	1,519,254
TiVo, Inc.*	66,900	606,114
VMware, Inc., Class A*	27,800	2,361,332
Websense, Inc.*	24,500	434,630

		177,714,120

Total Information Technology		872,882,503

Materials (4.1%)
Chemicals (2.2%)
A. Schulman, Inc.	470	9,470
Air Products & Chemicals, Inc.	80,280	6,648,790
Airgas, Inc.	31,000	2,106,450
Albemarle Corp.	36,800	1,722,608
Arch Chemicals, Inc.	15,700	550,913
Ashland, Inc.	31,964	1,558,884
Cabot Corp.	29,200	951,044
Celanese Corp.	62,200	1,996,620
CF Industries Holdings, Inc.	28,802	2,750,591
Cytec Industries, Inc.	18,500	1,043,030
Dow Chemical Co.	436,680	11,991,233
E.I. du Pont de Nemours & Co.	342,540	15,284,135
Eastman Chemical Co.	26,660	1,972,840
Ecolab, Inc.	88,212	4,475,877
Ferro Corp.*	40,360	520,240
FMC Corp.	26,950	1,843,650
Huntsman Corp.	61,000	705,160
Innophos Holdings, Inc.	510	16,881
International Flavors & Fragrances, Inc.	35,000	1,698,200
Intrepid Potash, Inc.*	21,300	555,291
LSB Industries, Inc.*	580	10,771
Lubrizol Corp.	25,800	2,734,026
Minerals Technologies, Inc.	8,600	506,712
Monsanto Co.	206,300	9,887,959
Mosaic Co.	59,330	3,486,231
Nalco Holding Co.	49,000	1,235,290
NewMarket Corp.	4,600	522,928
Olin Corp.	29,800	600,768
PolyOne Corp.*	2,750	33,247
PPG Industries, Inc.	62,900	4,579,120
Praxair, Inc.	114,700	10,352,822
Quaker Chemical Corp.	480	15,629
Rockwood Holdings, Inc.*	19,730	620,903
RPM International, Inc.	49,050	977,076
Scotts Miracle-Gro Co., Class A	19,400	1,003,562
Sensient Technologies Corp.	20,600	628,094
Sherwin-Williams Co.	34,800	2,614,872
Sigma-Aldrich Corp.	45,900	2,771,442
Solutia, Inc.*	45,900	735,318
Spartech Corp.*	1,320	10,837
Valspar Corp.	44,500	1,417,325
W.R. Grace & Co.*	27,500	768,350
Westlake Chemical Corp.	310	9,278

		103,924,467

Construction Materials (0.1%)
Martin Marietta Materials, Inc.	17,700	1,362,369
Texas Industries, Inc.	100	3,152

See Notes to Portfolio of Investments.

EQ ADVISORS TRUST

EQ/COMMON STOCK INDEX PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

September 30, 2010 (Unaudited)

	Number of Shares	Value (Note 1)
Vulcan Materials Co.	48,700	$1,798,004

		3,163,525

Containers & Packaging (0.4%)
AptarGroup, Inc.	29,600	1,351,832
Ball Corp.	34,250	2,015,613
Bemis Co., Inc.	42,300	1,343,025
Crown Holdings, Inc.*	72,750	2,085,015
Graphic Packaging Holding Co.*	143,300	478,622
Greif, Inc., Class A	14,800	870,832
Myers Industries, Inc.	1,070	9,191
Owens-Illinois, Inc.*	61,850	1,735,511
Packaging Corp. of America	48,600	1,126,062
Pactiv Corp.*	56,450	1,861,721
Rock-Tenn Co., Class A	14,700	732,207
Sealed Air Corp.	69,960	1,572,701
Silgan Holdings, Inc.	20,400	646,680
Sonoco Products Co.	44,160	1,476,710
Temple-Inland, Inc.	40,700	759,462

		18,065,184

Metals & Mining (1.2%)
AK Steel Holding Corp.	41,600	574,496
Alcoa, Inc.	379,950	4,601,194
Allegheny Technologies, Inc.	44,660	2,074,457
Allied Nevada Gold Corp.*	24,000	636,000
AMCOL International Corp.	19,500	510,705
Carpenter Technology Corp.	24,000	809,040
Cliffs Natural Resources, Inc.	55,540	3,550,117
Coeur d’Alene Mines Corp.*	33,300	663,336
Commercial Metals Co.	49,390	715,661
Compass Minerals International, Inc.	12,400	950,088
Freeport-McMoRan Copper & Gold, Inc.	174,850	14,930,442
Golden Star Resources Ltd.*	95,200	470,288
Hecla Mining Co.*	91,500	578,280
Newmont Mining Corp.	179,900	11,299,519
Nucor Corp.	119,120	4,550,384
Olympic Steel, Inc.	720	16,553
Reliance Steel & Aluminum Co.	28,100	1,166,993
Royal Gold, Inc.	18,000	897,120
Southern Copper Corp.	63,960	2,246,275
Steel Dynamics, Inc.	71,300	1,006,043
Thompson Creek Metals Co., Inc.*	52,900	570,262
Titanium Metals Corp.*	30,000	598,800
United States Steel Corp.	51,590	2,261,706
Universal Stainless & Alloy Products, Inc.*	40	982
Walter Energy, Inc.	22,000	1,788,380
Worthington Industries, Inc.	37,000	556,110

		58,023,231

Paper & Forest Products (0.2%)
Buckeye Technologies, Inc.	1,360	20,006
Clearwater Paper Corp.*	5,325	405,126
Deltic Timber Corp.	9,200	412,160
Domtar Corp.	19,740	1,274,809
International Paper Co.	165,050	3,589,838
Louisiana-Pacific Corp.*	3,030	22,937
MeadWestvaco Corp.	78,600	1,916,268
Neenah Paper, Inc.	160	2,432
P.H. Glatfelter Co.	1,440	17,510
Weyerhaeuser Co.	197,633	3,114,696

		10,775,782

Total Materials		193,952,189

Telecommunication Services (3.0%)
Diversified Telecommunication Services (2.4%)
AT&T, Inc.	2,191,054	$62,664,144
CenturyLink, Inc.	113,569	4,481,433
Frontier Communications Corp.	374,990	3,063,668
Level 3 Communications, Inc.*	626,200	586,937
Qwest Communications International, Inc.	625,680	3,923,014
tw telecom, Inc.*	57,400	1,065,918
Verizon Communications, Inc.	1,051,840	34,279,466
Windstream Corp.	212,071	2,606,353

		112,670,933

Wireless Telecommunication Services (0.6%)
American Tower Corp., Class A*	152,500	7,817,150
Crown Castle International Corp.*	109,850	4,849,877
Leap Wireless International, Inc.*	31,900	393,965
MetroPCS Communications, Inc.*	108,050	1,130,203
NII Holdings, Inc.*	73,400	3,016,740
SBA Communications Corp., Class A*	48,700	1,962,610
Sprint Nextel Corp.*	1,113,525	5,155,621
Syniverse Holdings, Inc.*	45,100	1,022,417
Telephone & Data Systems, Inc.	31,910	1,046,648

		26,395,231

Total Telecommunication Services		139,066,164

Utilities (3.7%)
Electric Utilities (1.8%)
Allegheny Energy, Inc.	64,100	1,571,732
American Electric Power Co., Inc.	181,070	6,560,166
Cleco Corp.	25,900	767,158
DPL, Inc.	45,000	1,175,850
Duke Energy Corp.	496,500	8,793,015
Edison International	123,160	4,235,472
Entergy Corp.	71,600	5,479,548
Exelon Corp.	249,740	10,633,929
FirstEnergy Corp.	115,250	4,441,735
Great Plains Energy, Inc.	51,600	975,240
IDACORP, Inc.	20,050	720,196
ITC Holdings Corp.	20,600	1,282,350
NextEra Energy, Inc.	156,750	8,525,633
Northeast Utilities	61,550	1,820,034
NV Energy, Inc.	100,300	1,318,945
Pepco Holdings, Inc.	87,450	1,626,570
Pinnacle West Capital Corp.	42,600	1,758,102
Portland General Electric Co.	28,500	577,980
PPL Corp.	179,450	4,886,424
Progress Energy, Inc.	112,420	4,993,696
Southern Co.	311,750	11,609,570
Westar Energy, Inc.	43,900	1,063,697

		84,817,042

Gas Utilities (0.3%)
AGL Resources, Inc.	32,350	1,240,946
Atmos Energy Corp.	38,500	1,126,125
Energen Corp.	27,200	1,243,584
National Fuel Gas Co.	28,900	1,497,309
New Jersey Resources Corp.	18,100	709,882
Nicor, Inc.	17,100	783,522
Oneok, Inc.	46,500	2,094,360
Piedmont Natural Gas Co., Inc.	30,900	896,100
Questar Corp.	66,200	1,160,486
South Jersey Industries, Inc.	12,100	598,587
Southwest Gas Corp.	17,200	577,748

See Notes to Portfolio of Investments.

EQ ADVISORS TRUST

EQ/COMMON STOCK INDEX PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

September 30, 2010 (Unaudited)

	Number of Shares	Value (Note 1)
UGI Corp.	45,950	$1,314,629
WGL Holdings, Inc.	19,100	721,598

		13,964,876

Independent Power Producers & Energy Traders (0.2%)
AES Corp.*	275,595	3,128,003
Calpine Corp.*	152,700	1,901,115
Constellation Energy Group, Inc.	75,150	2,422,836
Mirant Corp.*	74,000	737,040
NRG Energy, Inc.*	102,550	2,135,091
RRI Energy, Inc.*	154,470	548,369

		10,872,454

Multi-Utilities (1.3%)
Alliant Energy Corp.	43,600	1,584,860
Ameren Corp.	88,700	2,519,080
CenterPoint Energy, Inc.	156,550	2,460,966
CMS Energy Corp.	86,900	1,565,938
Consolidated Edison, Inc.	106,600	5,140,252
Dominion Resources, Inc.	225,350	9,838,781
DTE Energy Co.	62,400	2,866,032
Integrys Energy Group, Inc.	30,100	1,567,006
MDU Resources Group, Inc.	78,350	1,563,082
NiSource, Inc.	121,000	2,105,400
NSTAR	42,300	1,664,505
OGE Energy Corp.	36,800	1,467,216
PG&E Corp.	138,420	6,287,036
Public Service Enterprise Group, Inc.	191,300	6,328,204
SCANA Corp.	38,550	1,554,336
Sempra Energy	93,590	5,035,142
TECO Energy, Inc.	80,850	1,400,322
Vectren Corp.	30,700	794,209
Wisconsin Energy Corp.	42,650	2,465,170
Xcel Energy, Inc.	185,580	4,262,773

		62,470,310

Water Utilities (0.1%)
American Water Works Co., Inc.	65,800	1,531,166
Aqua America, Inc.	53,850	1,098,540

		2,629,706

Total Utilities		174,754,388

Total Common Stocks (99.6%) (Cost $4,163,971,582)		4,714,677,592

	Principal Amount	Value (Note 1)
SHORT-TERM INVESTMENT:
Time Deposit (0.4%)
JPMorgan Chase Nassau
0.000%, 10/1/10
(Amortized Cost $20,559,744)	$20,559,744	20,559,744

Total Investments (100.0%) (Cost/Amortized Cost $4,184,531,326)		4,735,237,336
Other Assets Less Liabilities (0.0%)		643,813

Net Assets (100%)		$4,735,881,149

*	Non-income producing.

#	All, or a portion of security held by broker as collateral for financial futures contracts, with a total collateral value of $18,907,740.

See Notes to Portfolio of Investments.

EQ ADVISORS TRUST

EQ/COMMON STOCK INDEX PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

September 30, 2010 (Unaudited)

At September 30, 2010, the Portfolio had the following futures contracts open: (Note 1)

	Number of Contracts	Expiration Date	Original Value	Value at 9/30/2010	Unrealized Appreciation/ (Depreciation)

Purchases
Russell 2000 Mini Index	35	December-10	$2,299,341	$2,360,750	$61,409
S&P 500 E-Mini Index	291	December-10	16,461,692	16,538,985	77,293

					$138,702

The following is a summary of the inputs used to value the Portfolio’s assets and liabilities carried at fair value as of September 30, 2010:

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. For example, money market securities are valued using amortized cost, in accordance with rules under the Investment Company Act of 1940. Generally, amortized cost approximates the current fair value of a security, but since the value is not obtained from a quoted price in an active market, such securities are reflected as Level 2.

Various inputs are used in determining the value of the Portfolio’s investments. These inputs are summarized in the three broad levels listed below:

Investment Type	Level 1 Quoted prices in active markets for identical securities	Level 2 Significant other observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)	Level 3 Significant unobservable inputs (including the Portfolio’s own assumptions in determining the fair value of investments)	Total
Assets:
Common Stocks
Consumer Discretionary	$533,617,019	$—	$—	$533,617,019
Consumer Staples	456,083,207	—	—	456,083,207
Energy	482,161,144	—	—	482,161,144
Financials	766,512,785	—	—	766,512,785
Health Care	558,945,802	—	—	558,945,802
Industrials	536,702,391	—	—	536,702,391
Information Technology	872,882,503	—	—	872,882,503
Materials	193,952,189	—	—	193,952,189
Telecommunication Services	139,066,164	—	—	139,066,164
Utilities	174,754,388	—	—	174,754,388
Futures	138,702	—	—	138,702
Short-Term Investments	—	20,559,744	—	20,559,744

Total Assets	$4,714,816,294	$20,559,744	$—	$4,735,376,038

Total Liabilities	$—	$—	$—	$—

Total	$4,714,816,294	$20,559,744	$—	$4,735,376,038

Following is a reconciliation of Level 3 assets for which significant unobservable inputs were used to determine fair value:

Investments in Securities-Financials

Balance as of 12/31/09	$3,023
Total gains or losses (realized/unrealized) included in earnings	—
Purchases, sales, issuances, and settlements (net)	(3,023)
Transfers into Level 3	—
Transfers out of Level 3	—

Balance as of 9/30/10	$—

The amount of total gains or losses for the year included in earnings attributable to the change in unrealized gains or losses relating to assets and liabilities still held at period ending 9/30/10.	$—

See Notes to Portfolio of Investments.

EQ ADVISORS TRUST

EQ/COMMON STOCK INDEX PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

September 30, 2010 (Unaudited)

Investment security transactions for the nine months ended September 30, 2010 were as follows:

Cost of Purchases:
Stocks and long-term corporate debt securities	$428,478,788
Net Proceeds of Sales and Redemptions:
Stocks and long-term corporate debt securities	$782,987,953

As of September 30, 2010, the gross unrealized appreciation (depreciation) of investments based on the aggregate cost of investments for Federal income tax purposes was as follows:

Aggregate gross unrealized appreciation	$1,062,098,517
Aggregate gross unrealized depreciation	(570,026,525)

Net unrealized appreciation	$492,071,992

Federal income tax cost of investments	$4,243,165,344

See Notes to Portfolio of Investments.

EQ ADVISORS TRUST

EQ/CORE BOND INDEX PORTFOLIO

PORTFOLIO OF INVESTMENTS

September 30, 2010 (Unaudited)

	Principal Amount	Value (Note 1)
LONG-TERM DEBT SECURITIES:
Asset-Backed and Mortgage-Backed Securities (3.2%)
Asset-Backed Securities (0.2%)
AEP Texas Central Transition Funding LLC,
Series 2002-1 A4
5.170%, 1/1/18	$365,000	$427,556
Series 2002-1 A5
6.250%, 1/15/17	350,000	418,252
Ally Auto Receivables Trust,
Series 2010-3 A3
1.110%, 10/15/14	150,000	150,676
BMW Vehicle Owner Trust,
Series 2010-A A3
1.390%, 4/25/14	200,000	202,091
Capital One Multi-Asset Execution Trust,
Series 2005-A7 A7
4.700%, 6/15/15	500,000	534,956
Series 2006-A10 A10
5.150%, 6/16/14	100,000	103,844
Series 2007-A7 A7
5.750%, 7/15/20	200,000	237,517
Chase Issuance Trust,
Series 2007-A17 A
5.120%, 10/15/14	1,750,000	1,901,583
Citibank Credit Card Issuance Trust,
Series 2003-A10 A10
4.750%, 12/10/15	250,000	277,075
Series 2003-A7 A7
4.150%, 7/7/17	700,000	773,794
Series 2005-A2 A2
4.850%, 3/10/17	500,000	566,964
Series 2006-A3 A3
5.300%, 3/15/18	1,350,000	1,573,966
Series 2007-A8 A8
5.650%, 9/20/19	750,000	899,800
Series 2008-A1 A1
5.350%, 2/7/20	2,100,000	2,484,885
Series 2009-A4 A4
4.900%, 6/23/16	1,200,000	1,349,563
Series 2009-A5 A5
2.250%, 12/23/14	250,000	257,001
Entergy Texas Restoration Funding LLC,
Series 2009-A A1
2.120%, 2/1/16	139,534	143,374
Ford Credit Auto Owner Trust,
Series 2010-B A3
0.980%, 10/15/14	200,000	200,882
Honda Auto Receivables Owner Trust,
Series 2010-2 A3
1.340%, 3/18/14	355,000	358,341
Nissan Auto Receivables Owner Trust,
Series 2010-A A3
0.870%, 7/15/14	100,000	100,140
PG&E Energy Recovery Funding LLC,
Series 2005-1 A5
4.470%, 12/25/14	650,000	697,667
PSE&G Transition Funding LLC,
Series 2001-1 A6
6.610%, 6/15/15	450,000	494,463
USAA Auto Owner Trust,
Series 2009-2 A4
2.530%, 7/15/15	200,000	207,829

		14,362,219

Non-Agency CMO (3.0%)
Banc of America Commercial Mortgage, Inc.,
Series 2004-6 A3
4.512%, 12/10/42	$3,000,000	$3,079,249
Series 2005-1 A4
5.228%, 11/10/42(l)	2,700,000	2,880,946
Series 2005-4 A2
4.764%, 7/10/45	177,728	184,578
Series 2006-4 A4
5.634%, 7/10/46	50,000	54,119
Series 2006-6 A4
5.356%, 10/10/45	750,000	799,439
Series 2007-2 A4
5.867%, 4/10/49(l)	3,375,000	3,453,369
Series 2007-3 A4
5.837%, 6/10/49(l)	3,390,000	3,479,431
Series 2007-4 A4
5.934%, 2/10/51(l)	1,000,000	1,073,020
Bear Stearns Commercial Mortgage Securities, Inc.,
Series 2004-T16 A6
4.750%, 2/13/46(l)	2,560,000	2,669,528
Series 2005-PW10 A4
5.405%, 12/11/40(l)	175,000	194,288
Series 2005-PW10 AM
5.449%, 12/11/40(l)	1,000,000	957,315
Series 2005-PWR7 A3
5.116%, 2/11/41(l)	3,105,000	3,349,280
Series 2005-PWR8 A4
4.674%, 6/11/41	1,000,000	1,067,660
Series 2006-T24 A4
5.537%, 10/12/41	750,000	825,599
Series 2007-PW16 A4
5.907%, 6/11/40(l)	1,250,000	1,342,530
Series 2007-PW17 A2
5.574%, 6/11/50	750,000	783,400
Series 2007-PW17 AM
5.915%, 6/11/50(l)	2,000,000	1,912,462
Citigroup Commercial Mortgage Trust, Inc.,
Series 2006-C5 A4
5.431%, 10/15/49	1,250,000	1,353,340
Series 2007-C6 A4
5.887%, 12/10/49(l)	1,650,000	1,766,115
Citigroup/Deutsche Bank Commercial
Mortgage Trust,
Series 2005-CD1 A4
5.396%, 7/15/44(l)	2,000,000	2,201,991
Series 2006-CD2 A4
5.548%, 1/15/46(l)	1,000,000	1,068,414
Series 2006-CD3 AM
5.648%, 10/15/48	1,000,000	949,392
Series 2007-CD4 A3
5.293%, 12/11/49	2,000,000	2,048,349
Series 2007-CD4 A4
5.322%, 12/11/49	100,000	102,557
Commercial Mortgage Pass Through Certificates,
Series 2005-LP5 A4
4.982%, 5/10/43(l)	2,610,000	2,820,208
Credit Suisse Mortgage Capital Certificates,
Series 2006-C2 A2
5.846%, 3/15/39(l)	250,000	266,562
Series 2006-C3 A3
6.020%, 6/15/38(l)	1,100,000	1,191,387
Series 2006-C4 A3
5.467%, 9/15/39	2,090,000	2,201,537

See Notes to Portfolio of Investments.

EQ ADVISORS TRUST

EQ/CORE BOND INDEX PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

September 30, 2010 (Unaudited)

	Principal Amount	Value (Note 1)
Series 2007-C4 A3
5.998%, 9/15/39(l)	$1,000,000	$1,040,183
CS First Boston Mortgage Securities Corp.,
Series 2004-C1 A4
4.750%, 1/15/37(l)	250,000	264,161
Series 2004-C2 A1
3.819%, 5/15/36	444,745	456,956
Series 2004-C2 A2
5.416%, 5/15/36(l)	750,000	806,999
Series 2004-C4 A6
4.691%, 10/15/39	600,000	638,986
Series 2004-C5 A4
4.829%, 11/15/37	1,000,000	1,062,280
Series 2005-C3 A4
4.686%, 7/15/37	345,000	372,753
CW Capital Cobalt Ltd.,
Series 2007-C3 A4
6.013%, 5/15/46(l)	50,000	51,356
GE Capital Commercial Mortgage Corp.,
Series 2005-C1 A3
4.578%, 6/10/48	1,110,000	1,147,722
Series 2007-C1 A4
5.543%, 12/10/49	2,325,000	2,337,709
GMAC Commercial Mortgage Securities, Inc.,
Series 2004-C3 A5
4.864%, 12/10/41	2,700,000	2,868,243
Greenwich Capital Commercial Funding Corp.,
Series 2005-GG3 A4
4.799%, 8/10/42(l)	3,450,000	3,678,048
Series 2005-GG5 A5
5.224%, 4/10/37(l)	2,000,000	2,165,666
Series 2006-GG7 A4
6.080%, 7/10/38(l)	3,178,000	3,481,614
Series 2007-GG9 A4
5.444%, 3/10/39	2,300,000	2,436,738
GS Mortgage Securities Corp. II,
Series 2004-GG2 A6
5.396%, 8/10/38(l)	3,941,000	4,297,499
Series 2005-GG4 A4
4.761%, 7/10/39	2,500,000	2,636,279
Series 2006-GG6 A4
5.553%, 4/10/38(l)	3,372,000	3,646,656
Series 2006-GG8 A2
5.479%, 11/10/39	750,000	767,306
Series 2006-GG8 A4
5.560%, 11/10/39	65,000	69,396
JPMorgan Chase Commercial Mortgage
Securities Corp.,
Series 2003-CB7 A4
4.879%, 1/12/38(l)	5,236,000	5,589,935
Series 2005-LDP1 A3
4.865%, 3/15/46	3,000,000	3,129,082
Series 2005-LDP2 A3
4.697%, 7/15/42	200,000	205,672
Series 2005-LDP3 A4B
4.996%, 8/15/42(l)	1,275,000	1,278,106
Series 2006-CB15 A4
5.814%, 6/12/43(l)	3,285,000	3,576,079
Series 2006-CB16 A4
5.552%, 5/12/45	1,000,000	1,083,009
Series 2006-LDP9 A1S
5.284%, 5/15/47	2,683,697	2,733,269
Series 2007-C1 ASB
5.857%, 2/15/51	2,000,000	2,105,106
Series 2007-CB18 A4
5.440%, 6/12/47	$1,960,000	$2,055,256
Series 2007-LD11 A2
5.991%, 6/15/49(l)	1,000,000	1,042,456
Series 2007-LD11 A4
6.006%, 6/15/49(l)	1,000,000	1,031,499
LB-UBS Commercial Mortgage Trust,
Series 2004-C2 A4
4.367%, 3/15/36	3,590,000	3,782,382
Series 2004-C8 A4
4.510%, 12/15/29	1,611,000	1,647,097
Series 2005-C3 A5
4.739%, 7/15/30	200,000	215,950
Series 2005-C7 A4
5.197%, 11/15/30(l)	300,000	329,332
Series 2006-C1 A4
5.156%, 2/15/31	2,500,000	2,721,487
Series 2006-C3 A4
5.661%, 3/15/39(l)	2,000,000	2,164,939
Series 2007-C6 A4
5.858%, 7/15/40(l)	2,650,000	2,802,303
Series 2007-C7 A3
5.866%, 9/15/45(l)	3,480,000	3,680,805
Series 2008-C1 A2
6.324%, 4/15/41(l)	1,000,000	1,114,341
Merrill Lynch Mortgage Trust,
Series 2004-KEY2 A4
4.864%, 8/12/39(l)	2,820,000	2,977,980
Series 2005-MCP1 A4
4.747%, 6/12/43(l)	130,000	139,431
Series 2007-C1 A4
6.020%, 6/12/50(l)	2,825,000	2,923,961
Series 2008-C1 A3
5.710%, 2/12/51	300,000	311,439
Merrill Lynch/Countrywide Commercial
Mortgage Trust,
Series 2006-4 A3
5.172%, 12/12/49(l)	100,000	102,903
Series 2007-5 A4
5.378%, 8/12/48	4,150,000	4,084,849
Series 2007-6 A4
5.485%, 3/12/51(l)	2,750,000	2,680,642
Morgan Stanley Capital I, Inc.,
Series 2003-T11 A4
5.150%, 6/13/41	200,000	215,218
Series 2004-IQ8 A5
5.110%, 6/15/40(l)	630,000	679,476
Series 2005-HQ5 A4
5.168%, 1/14/42	1,194,000	1,290,635
Series 2005-IQ9 A5
4.700%, 7/15/56	3,800,000	4,056,663
Series 2006-HQ8 A3
5.610%, 3/12/44(l)	1,000,000	1,017,423
Series 2007-HQ12 A5
5.814%, 4/12/49(l)	1,540,000	1,498,745
Series 2007-IQ14 A2
5.610%, 4/15/49	2,500,000	2,607,163
Series 2007-IQ14 A4
5.692%, 4/15/49(l)	85,000	86,163
Series 2007-T25 A3
5.514%, 11/12/49(l)	4,150,000	4,591,325
TIAA Seasoned Commercial Mortgage Trust,
Series 2007-C4 A3
6.043%, 8/15/39(l)	1,015,000	1,125,181

See Notes to Portfolio of Investments.

EQ ADVISORS TRUST

EQ/CORE BOND INDEX PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

September 30, 2010 (Unaudited)

	Principal Amount	Value (Note 1)
Wachovia Bank Commercial Mortgage Trust, Series 2003-C8 A4
4.964%, 11/15/35(l)	$2,765,000	$3,002,830
Series 2003-C9 A4
5.012%, 12/15/35(l)	250,000	271,746
Series 2004-C11 A5
5.215%, 1/15/41(l)	1,002,000	1,084,104
Series 2004-C14 A2
4.368%, 8/15/41	616,495	640,376
Series 2006-C23 AJ
5.515%, 1/15/45(l)	1,000,000	810,000
Series 2006-C27 A3
5.765%, 7/15/45(l)	1,085,000	1,184,585
Series 2006-C27 AM
5.795%, 7/15/45(l)	500,000	491,534
Series 2007-C30 A5
5.342%, 12/15/43	1,175,000	1,152,965
Series 2007-C31 A2
5.421%, 4/15/47	3,250,000	3,357,182
Series 2007-C32 A3
5.933%, 6/15/49(l)	1,000,000	1,008,970
Series 2007-C33 A4
6.102%, 2/15/51(l)	1,757,000	1,834,077

		165,818,286

Total Asset-Backed and Mortgage-Backed Securities		180,180,505

Corporate Bonds (20.7%)
Consumer Discretionary (1.4%)
Auto Components (0.0%)
Johnson Controls, Inc.
5.000%, 3/30/20	$750,000	824,251

Automobiles (0.1%)
Daimler Finance N.A. LLC
6.500%, 11/15/13	1,232,000	1,409,195
8.500%, 1/18/31	530,000	728,511

		2,137,706

Hotels, Restaurants & Leisure (0.1%)
Darden Restaurants, Inc.
6.800%, 10/15/37	200,000	231,981
International Game Technology
7.500%, 6/15/19	150,000	178,263
Marriott International, Inc.
5.625%, 2/15/13	500,000	533,909
McDonald’s Corp.
4.300%, 3/1/13	250,000	270,512
5.350%, 3/1/18	500,000	585,757
5.000%, 2/1/19	750,000	867,487
6.300%, 3/1/38	507,000	633,994
4.875%, 7/15/40	120,000	124,522
Yum! Brands, Inc.
4.250%, 9/15/15	400,000	435,862
6.875%, 11/15/37	1,045,000	1,249,506

		5,111,793

Household Durables (0.1%)
Fortune Brands, Inc.
3.000%, 6/1/12	300,000	305,527
6.375%, 6/15/14	300,000	340,374
5.375%, 1/15/16	500,000	548,091
Newell Rubbermaid, Inc.
4.700%, 8/15/20	450,000	471,136
Toll Brothers Finance Corp.
8.910%, 10/15/17	$400,000	$465,586
6.750%, 11/1/19	250,000	258,715
Whirlpool Corp.
8.000%, 5/1/12	225,000	245,184
5.500%, 3/1/13	500,000	536,391

		3,171,004

Internet & Catalog Retail (0.0%)
Expedia, Inc.
5.950%, 8/15/20§	500,000	505,625

Leisure Equipment & Products (0.0%)
Hasbro, Inc.
6.350%, 3/15/40	155,000	159,401

Media (0.9%)
CBS Corp.
5.625%, 8/15/12	500,000	530,689
4.625%, 5/15/18	45,000	46,527
8.875%, 5/15/19	250,000	325,889
5.750%, 4/15/20	370,000	410,962
7.875%, 7/30/30	581,000	699,355
Comcast Cable Communications Holdings, Inc.
8.375%, 3/15/13	1,073,000	1,246,066
Comcast Corp.
6.500%, 1/15/15	300,000	351,749
5.900%, 3/15/16	1,346,000	1,554,812
5.700%, 5/15/18	800,000	915,698
5.700%, 7/1/19	1,050,000	1,204,927
5.150%, 3/1/20	1,000,000	1,092,899
7.050%, 3/15/33	250,000	292,850
6.500%, 11/15/35	1,000,000	1,117,864
6.450%, 3/15/37	715,000	794,275
6.950%, 8/15/37	1,142,000	1,339,098
6.550%, 7/1/39	550,000	622,616
COX Communications, Inc.
4.625%, 6/1/13	800,000	862,934
5.450%, 12/15/14	545,000	616,515
DIRECTV Holdings LLC
3.550%, 3/15/15	390,000	404,837
5.200%, 3/15/20	465,000	503,308
6.350%, 3/15/40	380,000	411,139
DIRECTV Holdings LLC/DIRECTV Financing Co., Inc.
4.750%, 10/1/14	800,000	873,750
7.625%, 5/15/16	786,000	876,390
5.875%, 10/1/19	500,000	567,492
4.600%, 2/15/21	500,000	513,802
Discovery Communications LLC
3.700%, 6/1/15	300,000	317,891
5.050%, 6/1/20	600,000	653,029
6.350%, 6/1/40	300,000	335,161
Grupo Televisa S.A.
6.000%, 5/15/18	600,000	668,176
Historic TW, Inc.
6.625%, 5/15/29	500,000	566,362
McGraw-Hill Cos., Inc.
5.900%, 11/15/17	500,000	564,786
6.550%, 11/15/37	200,000	230,643
NBC Universal, Inc.
3.650%, 4/30/15§	300,000	316,667
5.150%, 4/30/20§	845,000	912,537
6.400%, 4/30/40§	125,000	136,103
News America Holdings, Inc.
9.250%, 2/1/13	676,000	789,370

See Notes to Portfolio of Investments.

EQ ADVISORS TRUST

EQ/CORE BOND INDEX PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

September 30, 2010 (Unaudited)

	Principal Amount	Value (Note 1)
News America, Inc.
6.900%, 3/1/19	$250,000	$305,761
5.650%, 8/15/20	500,000	575,956
6.550%, 3/15/33	500,000	558,072
6.200%, 12/15/34	35,000	37,810
6.150%, 3/1/37	471,000	507,150
6.650%, 11/15/37	800,000	920,231
7.850%, 3/1/39	500,000	638,501
Omnicom Group, Inc.
6.250%, 7/15/19	300,000	352,688
4.450%, 8/15/20	180,000	185,057
Reed Elsevier Capital, Inc.
8.625%, 1/15/19	750,000	986,732
Thomson Reuters Corp.
5.700%, 10/1/14	870,000	997,971
6.500%, 7/15/18	500,000	607,140
4.700%, 10/15/19	300,000	331,152
5.850%, 4/15/40	300,000	332,272
Time Warner Cable, Inc.
5.400%, 7/2/12	500,000	535,682
6.200%, 7/1/13	1,400,000	1,577,170
7.500%, 4/1/14	500,000	589,320
5.850%, 5/1/17	960,000	1,094,605
6.750%, 7/1/18	500,000	596,319
8.250%, 4/1/19	750,000	968,308
5.000%, 2/1/20	440,000	471,210
6.550%, 5/1/37	345,000	389,084
7.300%, 7/1/38	775,000	951,965
6.750%, 6/15/39	1,000,000	1,153,961
Time Warner Entertainment Co. LP
8.375%, 3/15/23	500,000	659,495
Time Warner, Inc.
3.150%, 7/15/15	1,500,000	1,554,794
5.875%, 11/15/16	472,000	549,616
4.875%, 3/15/20	200,000	216,973
4.700%, 1/15/21	1,500,000	1,589,379
7.700%, 5/1/32	1,999,000	2,497,990
6.500%, 11/15/36	500,000	560,726
Viacom, Inc.
4.375%, 9/15/14	400,000	434,160
6.250%, 4/30/16	205,000	240,460
5.625%, 9/15/19	700,000	797,969
6.875%, 4/30/36	500,000	586,993
Walt Disney Co.
6.375%, 3/1/12	60,000	64,745
4.500%, 12/15/13	2,500,000	2,770,413
5.500%, 3/15/19	500,000	596,516

		52,451,514

Multiline Retail (0.1%)
Kohl’s Corp.
6.250%, 12/15/17	440,000	525,886
Nordstrom, Inc.
6.750%, 6/1/14	200,000	234,490
4.750%, 5/1/20	535,000	572,347
Target Corp.
5.125%, 1/15/13	800,000	873,529
5.875%, 7/15/16	500,000	598,728
6.000%, 1/15/18	1,250,000	1,507,861
6.350%, 11/1/32	25,000	29,547
6.500%, 10/15/37	500,000	612,146
7.000%, 1/15/38	1,000,000	1,289,481

		6,244,015

Specialty Retail (0.1%)
AutoZone, Inc.
5.875%, 10/15/12	$300,000	$326,141
Home Depot, Inc.
5.250%, 12/16/13	1,035,000	1,154,852
5.400%, 3/1/16	1,442,000	1,641,840
5.875%, 12/16/36	789,000	841,144
Lowe’s Cos., Inc.
5.000%, 10/15/15	500,000	575,662
5.400%, 10/15/16	20,000	23,578
4.625%, 4/15/20	200,000	223,324
6.875%, 2/15/28	500,000	625,405
5.800%, 10/15/36	463,000	517,311
5.800%, 4/15/40	285,000	320,463
Staples, Inc.
9.750%, 1/15/14	500,000	619,123
TJX Cos., Inc.
4.200%, 8/15/15	200,000	221,493
6.950%, 4/15/19	285,000	362,499

		7,452,835

Total Consumer Discretionary		78,058,144

Consumer Staples (1.5%)
Beverages (0.5%)
Anheuser-Busch Cos., Inc.
5.050%, 10/15/16	1,000,000	1,128,588
5.750%, 4/1/36	30,000	32,764
6.450%, 9/1/37	612,000	724,107
Anheuser-Busch InBev Worldwide, Inc.
3.000%, 10/15/12	2,250,000	2,336,139
4.125%, 1/15/15	1,250,000	1,345,572
5.375%, 1/15/20	2,250,000	2,539,780
6.375%, 1/15/40	500,000	604,184
Bottling Group LLC
4.625%, 11/15/12	159,000	171,156
6.950%, 3/15/14	700,000	829,875
5.125%, 1/15/19	500,000	573,793
Coca-Cola Co.
3.625%, 3/15/14	200,000	216,161
5.350%, 11/15/17	860,000	1,012,409
4.875%, 3/15/19	500,000	574,293
Coca-Cola Enterprises, Inc.
7.375%, 3/3/14	600,000	721,247
8.500%, 2/1/22	1,000,000	1,424,544
6.950%, 11/15/26	35,000	45,032
6.750%, 9/15/28	466,000	593,467
Diageo Capital plc
7.375%, 1/15/14	1,000,000	1,184,687
5.750%, 10/23/17	580,000	684,518
5.875%, 9/30/36	250,000	287,622
Diageo Finance B.V.
3.250%, 1/15/15	400,000	423,013
5.300%, 10/28/15	910,000	1,047,929
Dr. Pepper Snapple Group, Inc.
1.700%, 12/21/11	200,000	201,552
2.350%, 12/21/12	200,000	205,216
6.820%, 5/1/18	550,000	680,485
Pepsi Bottling Group, Inc.
7.000%, 3/1/29	400,000	527,831
PepsiAmericas, Inc.
4.375%, 2/15/14	250,000	275,122
4.875%, 1/15/15	700,000	791,036
PepsiCo, Inc.
4.650%, 2/15/13	212,000	231,047

See Notes to Portfolio of Investments.

EQ ADVISORS TRUST

EQ/CORE BOND INDEX PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

September 30, 2010 (Unaudited)

	Principal Amount	Value (Note 1)
3.750%, 3/1/14	$1,250,000	$1,352,113
7.900%, 11/1/18	600,000	799,365
4.500%, 1/15/20	1,000,000	1,115,005
5.500%, 1/15/40	200,000	229,032

		24,908,684

Food & Staples Retailing (0.4%)
Costco Wholesale Corp.
5.300%, 3/15/12	300,000	320,030
5.500%, 3/15/17	360,000	427,628
CVS Caremark Corp.
3.250%, 5/18/15	150,000	156,678
5.750%, 6/1/17	1,000,000	1,147,585
6.600%, 3/15/19	500,000	606,753
4.750%, 5/18/20	200,000	217,535
6.250%, 6/1/27	486,000	554,083
6.302%, 6/1/37(l)	300,000	277,500
6.125%, 9/15/39	500,000	551,967
Delhaize America, Inc.
9.000%, 4/15/31	250,000	353,319
Delhaize Group S.A.
5.875%, 2/1/14	250,000	282,167
Kroger Co.
7.500%, 1/15/14	1,000,000	1,181,741
4.950%, 1/15/15	90,000	100,283
3.900%, 10/1/15	500,000	542,646
6.400%, 8/15/17	250,000	298,857
8.000%, 9/15/29	500,000	662,305
6.900%, 4/15/38	400,000	494,837
Safeway, Inc.
5.800%, 8/15/12	950,000	1,027,192
3.950%, 8/15/20	120,000	120,676
7.250%, 2/1/31	200,000	246,903
Sysco Corp.
5.250%, 2/12/18	1,000,000	1,150,127
Walgreen Co.
4.875%, 8/1/13	500,000	554,699
5.250%, 1/15/19	500,000	581,102
Wal-Mart Stores, Inc.
5.000%, 4/5/12	1,874,000	1,993,659
4.550%, 5/1/13	1,000,000	1,094,283
3.200%, 5/15/14	300,000	321,198
4.125%, 2/1/19	1,750,000	1,916,423
5.250%, 9/1/35	1,045,000	1,119,002
6.500%, 8/15/37	1,560,000	1,946,841
5.625%, 4/1/40	1,000,000	1,132,871

		21,380,890

Food Products (0.3%)
Archer-Daniels-Midland Co.
5.450%, 3/15/18	300,000	349,489
5.375%, 9/15/35	735,000	799,437
Bunge Ltd. Finance Corp.
8.500%, 6/15/19	565,000	682,897
Campbell Soup Co.
5.000%, 12/3/12	500,000	545,636
3.375%, 8/15/14	200,000	216,193
3.050%, 7/15/17	200,000	210,528
4.500%, 2/15/19	382,000	427,380
Corn Products International, Inc.
3.200%, 11/1/15	200,000	203,849
4.625%, 11/1/20	200,000	204,592
6.625%, 4/15/37	200,000	218,461
General Mills, Inc.
5.200%, 3/17/15	500,000	572,151
5.700%, 2/15/17	500,000	590,319
5.650%, 2/15/19	$500,000	$585,621
5.400%, 6/15/40	225,000	246,606
H.J. Heinz Co.
5.350%, 7/15/13	400,000	441,808
Hershey Co.
4.850%, 8/15/15	452,000	507,811
Kellogg Co.
4.250%, 3/6/13	1,500,000	1,608,750
7.450%, 4/1/31	25,000	33,900
Kraft Foods, Inc.
5.625%, 11/1/11	60,000	63,016
6.250%, 6/1/12	951,000	1,033,355
6.000%, 2/11/13	300,000	333,178
2.625%, 5/8/13	300,000	310,929
5.250%, 10/1/13	115,000	127,198
6.750%, 2/19/14	750,000	872,104
4.125%, 2/9/16	300,000	324,510
6.125%, 2/1/18	1,312,000	1,546,855
6.125%, 8/23/18	500,000	590,864
5.375%, 2/10/20	900,000	1,005,344
6.500%, 11/1/31	500,000	574,888
7.000%, 8/11/37	700,000	858,888
6.500%, 2/9/40	1,200,000	1,405,039
Ralcorp Holdings, Inc.
6.625%, 8/15/39	200,000	217,322
Sara Lee Corp.
6.125%, 11/1/32	500,000	533,655

		18,242,573

Household Products (0.1%)
Clorox Co.
5.450%, 10/15/12	940,000	1,021,456
3.550%, 11/1/15	200,000	214,684
5.950%, 10/15/17	50,000	59,199
Kimberly-Clark Corp.
6.125%, 8/1/17	500,000	610,468
7.500%, 11/1/18	700,000	921,378
6.625%, 8/1/37	300,000	390,260
Procter & Gamble Co.
1.375%, 8/1/12	300,000	304,056
4.950%, 8/15/14	525,000	595,991
4.850%, 12/15/15	500,000	576,921
4.700%, 2/15/19	1,200,000	1,365,637
5.550%, 3/5/37	1,019,000	1,193,852

		7,253,902

Personal Products (0.0%)
Avon Products, Inc.
5.625%, 3/1/14	700,000	794,338

Tobacco (0.2%)
Altria Group, Inc.
8.500%, 11/10/13	1,048,000	1,254,924
4.125%, 9/11/15	300,000	321,735
9.700%, 11/10/18	1,075,000	1,455,122
9.250%, 8/6/19	500,000	670,230
9.950%, 11/10/38	500,000	720,473
10.200%, 2/6/39	500,000	738,950
Lorillard Tobacco Co.
8.125%, 6/23/19	300,000	343,398
8.125%, 5/1/40	150,000	161,066
Philip Morris International, Inc.
4.875%, 5/16/13	200,000	219,561
6.875%, 3/17/14	1,000,000	1,179,009
5.650%, 5/16/18	956,000	1,119,291
6.375%, 5/16/38	500,000	616,205

See Notes to Portfolio of Investments.

EQ ADVISORS TRUST

EQ/CORE BOND INDEX PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

September 30, 2010 (Unaudited)

	Principal Amount	Value (Note 1)
Reynolds American, Inc.
6.750%, 6/15/17	$1,400,000	$1,574,604

		10,374,568

Total Consumer Staples		82,954,955

Energy (1.8%)
Energy Equipment & Services (0.2%)
Baker Hughes, Inc.
6.875%, 1/15/29	350,000	438,179
5.125%, 9/15/40	500,000	520,743
BJ Services Co.
6.000%, 6/1/18	200,000	235,107
Cameron International Corp.
6.375%, 7/15/18	200,000	227,630
Diamond Offshore Drilling, Inc.
5.875%, 5/1/19	205,000	234,255
5.700%, 10/15/39	500,000	521,852
Halliburton Co.
6.150%, 9/15/19	450,000	537,078
6.700%, 9/15/38	400,000	496,145
7.450%, 9/15/39	250,000	339,318
Rowan Cos., Inc.
7.875%, 8/1/19	190,000	226,766
Smith International, Inc.
8.625%, 3/15/14	300,000	365,582
Transocean, Inc.
4.950%, 11/15/15	400,000	415,948
6.000%, 3/15/18	476,000	506,274
6.500%, 11/15/20	400,000	435,634
7.500%, 4/15/31	400,000	418,115
6.800%, 3/15/38	400,000	410,164
Weatherford International Ltd.
5.150%, 3/15/13	300,000	321,214
5.500%, 2/15/16	519,000	568,300
9.625%, 3/1/19	1,000,000	1,304,519
7.000%, 3/15/38	500,000	531,120

		9,053,943

Oil, Gas & Consumable Fuels (1.6%)
Alberta Energy Co., Ltd.
8.125%, 9/15/30	444,000	572,050
Anadarko Petroleum Corp.
5.750%, 6/15/14	500,000	539,818
5.950%, 9/15/16	1,102,000	1,203,306
8.700%, 3/15/19	789,000	959,474
6.450%, 9/15/36	600,000	600,722
7.950%, 6/15/39	100,000	112,482
6.200%, 3/15/40	300,000	292,465
Apache Corp.
5.250%, 4/15/13	1,000,000	1,090,092
5.625%, 1/15/17	500,000	578,118
6.000%, 1/15/37	532,000	603,355
Buckeye Partners LP
5.500%, 8/15/19	300,000	328,127
Canadian Natural Resources Ltd.
5.150%, 2/1/13	500,000	540,914
5.700%, 5/15/17	487,000	560,357
6.450%, 6/30/33	500,000	572,663
6.250%, 3/15/38	600,000	689,777
Cenovus Energy, Inc.
4.500%, 9/15/14	250,000	275,217
5.700%, 10/15/19	500,000	585,907
6.750%, 11/15/39	500,000	603,684
Chevron Corp.
3.450%, 3/3/12	500,000	519,220
3.950%, 3/3/14	$500,000	$546,754
4.950%, 3/3/19	1,000,000	1,162,546
Conoco, Inc.
6.950%, 4/15/29	540,000	693,905
ConocoPhillips
4.400%, 5/15/13	1,840,000	1,996,991
4.750%, 2/1/14	1,000,000	1,114,014
5.750%, 2/1/19	1,000,000	1,199,523
6.000%, 1/15/20	1,000,000	1,230,400
6.500%, 2/1/39	1,350,000	1,690,953
Devon Energy Corp.
6.300%, 1/15/19	500,000	605,026
7.950%, 4/15/32	500,000	677,642
Devon Financing Corp. ULC
7.875%, 9/30/31	60,000	80,355
Enbridge Energy Partners LP
9.875%, 3/1/19	300,000	409,091
5.200%, 3/15/20	560,000	609,332
Enbridge, Inc.
5.800%, 6/15/14	500,000	572,376
EnCana Corp.
4.750%, 10/15/13	463,000	503,957
6.500%, 5/15/19	85,000	104,047
6.500%, 8/15/34	500,000	581,571
6.500%, 2/1/38	600,000	699,586
Energy Transfer Partners LP
6.000%, 7/1/13	500,000	548,388
6.700%, 7/1/18	459,000	534,589
9.000%, 4/15/19	700,000	896,952
Enterprise Products Operating LLC
9.750%, 1/31/14	1,375,000	1,683,905
5.600%, 10/15/14	55,000	62,102
5.200%, 9/1/20	500,000	541,422
6.875%, 3/1/33	500,000	567,578
6.650%, 10/15/34	250,000	280,510
6.125%, 10/15/39	150,000	161,455
6.450%, 9/1/40	500,000	555,827
EOG Resources, Inc.
2.950%, 6/1/15	250,000	262,130
5.625%, 6/1/19	760,000	894,129
Hess Corp.
8.125%, 2/15/19	750,000	986,114
7.300%, 8/15/31	666,000	819,325
5.600%, 2/15/41	300,000	313,021
Husky Energy, Inc.
5.900%, 6/15/14	170,000	189,144
7.250%, 12/15/19	100,000	122,226
6.800%, 9/15/37	1,000,000	1,129,777
Kerr-McGee Corp.
6.950%, 7/1/24	85,000	92,724
7.875%, 9/15/31	500,000	568,056
Kinder Morgan Energy Partners LP
7.125%, 3/15/12	60,000	64,411
5.000%, 12/15/13	500,000	545,798
5.625%, 2/15/15	1,135,000	1,272,169
6.000%, 2/1/17	535,000	603,485
6.850%, 2/15/20	1,290,000	1,537,925
7.400%, 3/15/31	500,000	584,417
6.950%, 1/15/38	500,000	569,216
Lasmo USA, Inc.
7.300%, 11/15/27	200,000	258,218
Magellan Midstream Partners LP
6.450%, 6/1/14	200,000	228,566
6.550%, 7/15/19	100,000	119,448
4.250%, 2/1/21	200,000	203,003

See Notes to Portfolio of Investments.

EQ ADVISORS TRUST

EQ/CORE BOND INDEX PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

September 30, 2010 (Unaudited)

	Principal Amount	Value (Note 1)
Marathon Oil Corp.
6.125%, 3/15/12	$100,000	$106,914
6.500%, 2/15/14	500,000	574,154
6.000%, 10/1/17	500,000	581,875
7.500%, 2/15/19	500,000	640,248
6.600%, 10/1/37	500,000	592,748
Murphy Oil Corp.
7.050%, 5/1/29	200,000	233,973
Nabors Industries, Inc.
6.150%, 2/15/18	300,000	333,893
9.250%, 1/15/19	500,000	639,797
5.000%, 9/15/20§	200,000	202,024
Nexen, Inc.
5.650%, 5/15/17	250,000	283,408
6.200%, 7/30/19	360,000	420,769
5.875%, 3/10/35	725,000	739,849
7.500%, 7/30/39	235,000	288,749
Noble Energy, Inc.
8.250%, 3/1/19	500,000	650,398
Noble Holding International Ltd.
3.450%, 8/1/15	500,000	521,047
4.900%, 8/1/20	350,000	376,332
NuStar Logistics LP
4.800%, 9/1/20	400,000	404,051
Occidental Petroleum Corp.
7.000%, 11/1/13	500,000	588,195
4.125%, 6/1/16	300,000	335,319
ONEOK Partners LP
8.625%, 3/1/19	1,500,000	1,945,239
PC Financial Partnership
5.000%, 11/15/14	600,000	657,578
Pemex Project Funding Master Trust
6.625%, 6/15/35	1,470,000	1,605,872
Petrobras International Finance Co.
6.125%, 10/6/16	500,000	559,683
7.875%, 3/15/19	1,500,000	1,870,653
5.750%, 1/20/20	1,000,000	1,107,045
6.875%, 1/20/40	500,000	572,371
Petro-Canada, Inc.
6.800%, 5/15/38	500,000	592,685
Petroleos Mexicanos
4.875%, 3/15/15§	500,000	539,312
8.000%, 5/3/19	1,500,000	1,860,000
6.000%, 3/5/20§	740,000	817,700
Plains All American Pipeline LP
4.250%, 9/1/12	500,000	521,506
6.125%, 1/15/17	200,000	223,429
8.750%, 5/1/19	200,000	253,842
6.650%, 1/15/37	479,000	519,189
Shell International Finance B.V.
1.875%, 3/25/13	1,185,000	1,212,949
4.000%, 3/21/14	950,000	1,029,239
3.100%, 6/28/15	600,000	631,664
3.250%, 9/22/15	500,000	531,413
4.300%, 9/22/19	1,000,000	1,096,806
4.375%, 3/25/20	325,000	357,748
6.375%, 12/15/38	600,000	760,734
5.500%, 3/25/40	500,000	572,389
Spectra Energy Capital LLC
6.200%, 4/15/18	500,000	584,740
8.000%, 10/1/19	345,000	436,679
7.500%, 9/15/38	150,000	183,145
Statoil ASA
2.900%, 10/15/14	1,000,000	1,049,033
5.250%, 4/15/19	715,000	830,172
7.750%, 6/15/23	$25,000	$33,759
7.250%, 9/23/27	500,000	652,225
5.100%, 8/17/40	300,000	321,254
Suncor Energy, Inc.
6.100%, 6/1/18	500,000	585,262
5.950%, 12/1/34	500,000	530,667
6.850%, 6/1/39	600,000	719,266
Sunoco, Inc.
9.625%, 4/15/15	500,000	597,124
Talisman Energy, Inc.
7.750%, 6/1/19	450,000	574,412
5.850%, 2/1/37	500,000	525,722
Tennessee Gas Pipeline Co.
7.625%, 4/1/37	25,000	28,749
Total Capital S.A.
3.000%, 6/24/15	500,000	524,545
3.125%, 10/2/15	500,000	526,668
2.300%, 3/15/16	500,000	501,859
4.450%, 6/24/20	500,000	547,151
TransCanada PipeLines Ltd.
7.125%, 1/15/19	750,000	950,228
5.600%, 3/31/34	25,000	26,742
6.200%, 10/15/37	750,000	841,934
7.625%, 1/15/39	1,750,000	2,333,683
Valero Energy Corp.
4.500%, 2/1/15	90,000	96,198
6.125%, 6/15/17	500,000	552,895
9.375%, 3/15/19	750,000	957,793
6.125%, 2/1/20	135,000	147,137
7.500%, 4/15/32	435,000	474,355
6.625%, 6/15/37	345,000	346,464
Williams Cos., Inc.
7.875%, 9/1/21	200,000	242,841
8.750%, 3/15/32	600,000	751,866
XTO Energy, Inc.
6.250%, 4/15/13	750,000	848,261
5.750%, 12/15/13	500,000	574,759
5.300%, 6/30/15	500,000	582,554
6.500%, 12/15/18	1,000,000	1,273,403

		92,008,181

Total Energy		101,062,124

Financials (8.6%)
Capital Markets (1.7%)
Bank of New York Mellon Corp.
4.950%, 11/1/12	1,800,000	1,952,235
5.125%, 8/27/13	250,000	278,272
4.300%, 5/15/14	785,000	861,906
2.950%, 6/18/15	500,000	525,809
Bear Stearns Cos. LLC
6.950%, 8/10/12	2,900,000	3,205,796
5.300%, 10/30/15	586,000	653,743
5.550%, 1/22/17	2,040,000	2,224,755
6.400%, 10/2/17	1,000,000	1,164,769
7.250%, 2/1/18	2,070,000	2,521,539
BlackRock, Inc.
3.500%, 12/10/14	400,000	424,450
5.000%, 12/10/19	600,000	661,419
Charles Schwab Corp.
4.950%, 6/1/14	750,000	833,243
Credit Suisse Guernsey Ltd.
5.860%, 12/31/49(l)	500,000	475,313
Deutsche Bank AG/London
5.375%, 10/12/12	2,003,000	2,179,693

See Notes to Portfolio of Investments.

EQ ADVISORS TRUST

EQ/CORE BOND INDEX PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

September 30, 2010 (Unaudited)

	Principal Amount	Value (Note 1)
2.375%, 1/11/13	$400,000	$409,184
4.875%, 5/20/13	500,000	543,133
3.450%, 3/30/15	1,000,000	1,054,564
6.000%, 9/1/17	1,000,000	1,152,751
Franklin Resources, Inc.
3.125%, 5/20/15	100,000	105,378
Goldman Sachs Capital I
6.345%, 2/15/34	1,294,000	1,247,390
Goldman Sachs Capital II
5.793%, 6/1/43(l)	535,000	454,081
Goldman Sachs Group, Inc.
6.600%, 1/15/12	1,000,000	1,065,777
2.150%, 3/15/12	250,000	256,009
3.250%, 6/15/12	2,018,000	2,109,787
3.625%, 8/1/12	390,000	405,930
5.450%, 11/1/12	2,400,000	2,588,314
4.750%, 7/15/13	2,000,000	2,147,290
5.250%, 10/15/13	1,575,000	1,711,855
6.000%, 5/1/14	750,000	836,740
5.125%, 1/15/15	1,938,000	2,098,001
5.350%, 1/15/16	555,000	610,176
5.625%, 1/15/17	800,000	847,153
6.250%, 9/1/17	1,500,000	1,681,189
5.950%, 1/18/18	550,000	604,080
6.150%, 4/1/18	1,954,000	2,167,398
7.500%, 2/15/19	1,000,000	1,189,755
5.375%, 3/15/20	1,000,000	1,054,012
6.000%, 6/15/20	1,000,000	1,099,887
5.950%, 1/15/27	1,572,000	1,576,716
6.125%, 2/15/33	834,000	907,324
6.450%, 5/1/36	500,000	501,474
6.750%, 10/1/37	996,000	1,035,267
Jefferies Group, Inc.
7.750%, 3/15/12	105,000	113,212
8.500%, 7/15/19	600,000	696,665
6.875%, 4/15/21	200,000	209,779
Lazard Group LLC
7.125%, 5/15/15	400,000	436,373
Lehman Brothers Holdings, Inc.
0.000%, 12/23/10(b)(h)	3,000,000	648,750
Merrill Lynch & Co., Inc.
6.050%, 8/15/12	1,000,000	1,073,311
6.150%, 4/25/13	1,960,000	2,141,753
5.300%, 9/30/15	1,000,000	1,067,102
6.050%, 5/16/16	1,000,000	1,064,391
5.700%, 5/2/17	3,500,000	3,619,830
6.400%, 8/28/17	1,000,000	1,094,305
6.875%, 4/25/18	2,500,000	2,804,240
6.875%, 11/15/18	130,000	145,621
6.220%, 9/15/26	500,000	507,934
6.110%, 1/29/37	1,500,000	1,466,580
Morgan Stanley
3.250%, 12/1/11	1,900,000	1,962,109
5.625%, 1/9/12	1,900,000	2,000,879
2.250%, 3/13/12	250,000	256,399
6.600%, 4/1/12	1,000,000	1,075,420
1.950%, 6/20/12	1,000,000	1,024,440
5.250%, 11/2/12	1,820,000	1,943,114
4.750%, 4/1/14	1,500,000	1,566,552
6.000%, 5/13/14	300,000	329,355
6.000%, 4/28/15	2,500,000	2,748,585
5.375%, 10/15/15	1,900,000	2,038,681
5.750%, 10/18/16	1,000,000	1,080,909
5.550%, 4/27/17	1,750,000	1,854,384
5.950%, 12/28/17	3,000,000	3,222,528
7.300%, 5/13/19	$1,300,000	$1,495,235
5.625%, 9/23/19	1,000,000	1,041,151
5.500%, 7/24/20	500,000	515,109
7.250%, 4/1/32	675,000	786,993
Nomura Holdings, Inc.
5.000%, 3/4/15	600,000	648,037
6.700%, 3/4/20	458,000	523,379
Northern Trust Corp.
4.625%, 5/1/14	130,000	144,155
Raymond James Financial, Inc.
8.600%, 8/15/19	200,000	239,628
TD Ameritrade Holding Corp.
4.150%, 12/1/14	180,000	191,232

		93,201,677

Commercial Banks (2.5%)
Ally Financial, Inc.
1.750%, 10/30/12	1,000,000	1,023,163
2.200%, 12/19/12	1,500,000	1,550,691
American Express Bank FSB
3.150%, 12/9/11	1,500,000	1,546,580
5.500%, 4/16/13	500,000	544,230
Bank of Montreal
2.125%, 6/28/13	400,000	412,768
Bank of Nova Scotia
2.250%, 1/22/13	685,000	704,741
2.375%, 12/17/13	350,000	361,886
3.400%, 1/22/15	950,000	1,014,722
Bank of the West/California
2.150%, 3/27/12	500,000	512,361
Barclays Bank plc
5.450%, 9/12/12	500,000	541,573
2.500%, 1/23/13	1,500,000	1,532,577
5.200%, 7/10/14	500,000	554,311
5.000%, 9/22/16	1,000,000	1,094,128
6.750%, 5/22/19	850,000	1,010,112
5.125%, 1/8/20	1,000,000	1,081,152
BB&T Capital Trust II
6.750%, 6/7/36	500,000	526,614
BB&T Corp.
4.750%, 10/1/12	500,000	529,487
3.375%, 9/25/13	1,200,000	1,259,726
5.200%, 12/23/15	35,000	38,505
3.950%, 4/29/16	350,000	370,254
5.250%, 11/1/19	460,000	495,142
BNP Paribas/BNP Paribas U.S.
2.125%, 12/21/12	1,100,000	1,124,297
Canadian Imperial Bank of Commerce
1.450%, 9/13/13	550,000	553,671
Charter One Bank N.A.
6.375%, 5/15/12	1,000,000	1,059,845
China Development Bank Corp.
5.000%, 10/15/15	500,000	561,298
Citibank N.A.
1.250%, 11/15/11	1,000,000	1,008,970
1.875%, 5/7/12	1,000,000	1,020,863
1.750%, 12/28/12	500,000	512,222
Comerica, Inc.
3.000%, 9/16/15	1,000,000	1,012,106
Compass Bank
6.400%, 10/1/17	300,000	317,762
Credit Suisse AG/New York
3.450%, 7/2/12	550,000	571,957
5.000%, 5/15/13	2,000,000	2,178,866
5.500%, 5/1/14	750,000	840,132

See Notes to Portfolio of Investments.

EQ ADVISORS TRUST

EQ/CORE BOND INDEX PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

September 30, 2010 (Unaudited)

	Principal Amount	Value (Note 1)
3.500%, 3/23/15	$2,000,000	$2,103,876
6.000%, 2/15/18	820,000	905,580
5.300%, 8/13/19	1,000,000	1,107,825
5.400%, 1/14/20	1,000,000	1,066,758
Deutsche Bank Financial LLC
5.375%, 3/2/15	500,000	551,282
Discover Bank
8.700%, 11/18/19	500,000	589,977
Fifth Third Bancorp
8.250%, 3/1/38	990,000	1,177,048
Fifth Third Capital Trust IV
6.500%, 4/15/37(l)	400,000	381,500
FleetBoston Financial Corp.
6.875%, 1/15/28	1,000,000	1,078,861
Glitnir Banki hf
0.000%, 10/15/08(b)(h)§	4,650,000	1,418,250
HSBC Bank USA/New York
4.625%, 4/1/14	1,000,000	1,071,559
4.875%, 8/24/20	500,000	521,500
5.875%, 11/1/34	500,000	521,415
HSBC Holdings plc
5.250%, 12/12/12	40,000	42,898
6.500%, 5/2/36	2,000,000	2,226,688
6.500%, 9/15/37	850,000	953,215
HSBC USA, Inc.
3.125%, 12/16/11	800,000	825,861
ICICI Bank Ltd./Bahrain
6.625%, 10/3/12§	600,000	642,718
JPMorgan Chase Bank N.A.
6.000%, 10/1/17	1,250,000	1,418,885
KeyBank N.A.
3.200%, 6/15/12	500,000	522,668
5.800%, 7/1/14	1,500,000	1,635,444
KeyCorp
6.500%, 5/14/13	920,000	1,008,266
Kreditanstalt fuer Wiederaufbau
3.250%, 10/14/11	3,000,000	3,088,497
2.000%, 1/17/12	3,500,000	3,561,449
1.250%, 6/15/12	2,000,000	2,026,498
1.875%, 1/14/13	1,500,000	1,539,772
3.250%, 3/15/13	2,801,000	2,968,326
4.000%, 10/15/13	1,500,000	1,635,849
3.500%, 3/10/14	3,500,000	3,789,653
4.125%, 10/15/14	15,000	16,620
2.750%, 10/21/14	1,000,000	1,056,216
2.625%, 3/3/15	1,000,000	1,057,192
4.875%, 1/17/17	2,965,000	3,462,459
4.500%, 7/16/18	1,000,000	1,150,654
4.875%, 6/17/19	1,500,000	1,765,782
4.000%, 1/27/20	3,000,000	3,312,075
(Zero Coupon), 4/18/36	1,289,000	429,753
Landesbank Baden-Wuerttemberg/New York
5.050%, 12/30/15	100,000	116,200
Landeskreditbank Baden-Wuerttemberg Foerderbank
4.875%, 1/13/12	500,000	526,493
Landwirtschaftliche Rentenbank
5.250%, 7/2/12	1,000,000	1,077,454
1.875%, 9/24/12	500,000	511,332
4.125%, 7/15/13	500,000	543,175
3.125%, 7/15/15	2,000,000	2,138,104
5.125%, 2/1/17	600,000	704,276
M&I Marshall & Ilsley Bank
5.250%, 9/4/12	500,000	508,062
Manufacturers & Traders Trust Co.
6.625%, 12/4/17	500,000	583,511
National City Bank/Ohio
6.200%, 12/15/11	$500,000	$527,629
North Fork Bancorp, Inc.
5.875%, 8/15/12	500,000	528,582
Oesterreichische Kontrollbank AG
1.875%, 3/21/12	1,500,000	1,525,707
1.750%, 3/11/13	500,000	509,501
4.875%, 2/16/16	1,943,000	2,220,740
PNC Bank N.A.
4.875%, 9/21/17	1,000,000	1,050,850
PNC Funding Corp.
2.300%, 6/22/12	1,000,000	1,030,123
5.400%, 6/10/14	200,000	223,191
3.625%, 2/8/15	200,000	211,110
4.250%, 9/21/15	1,000,000	1,077,304
5.625%, 2/1/17	745,000	813,445
5.125%, 2/8/20	200,000	216,516
4.375%, 8/11/20	200,000	204,596
Regions Bank/Alabama
3.250%, 12/9/11	1,000,000	1,032,466
7.500%, 5/15/18	500,000	526,814
Regions Financial Corp.
7.750%, 11/10/14	600,000	649,932
5.750%, 6/15/15	200,000	203,452
Royal Bank of Canada
2.100%, 7/29/13	800,000	823,744
Royal Bank of Scotland Group plc
5.000%, 10/1/14	250,000	250,562
4.875%, 3/16/15	700,000	736,450
6.400%, 10/21/19	750,000	816,122
Royal Bank of Scotland plc
3.950%, 9/21/15	1,500,000	1,515,682
SouthTrust Corp.
5.800%, 6/15/14	200,000	219,334
Sovereign Bank
2.750%, 1/17/12	500,000	514,841
SunTrust Banks, Inc.
6.000%, 9/11/17	500,000	541,536
SunTrust Banks, Inc./Georgia
3.000%, 11/16/11	800,000	821,937
5.000%, 9/1/15	31,000	33,577
7.250%, 3/15/18	500,000	568,630
SVB Financial Group
5.375%, 9/15/20	160,000	162,523
U.S. Bancorp
1.800%, 5/15/12	800,000	816,701
2.125%, 2/15/13	200,000	205,316
1.375%, 9/13/13	1,000,000	1,004,594
4.200%, 5/15/14	350,000	383,547
3.150%, 3/4/15	500,000	528,513
U.S. Bank N.A./Ohio
4.950%, 10/30/14	1,000,000	1,106,471
UBS AG/Connecticut
3.875%, 1/15/15	2,000,000	2,087,448
5.875%, 7/15/16	600,000	664,690
5.875%, 12/20/17	1,250,000	1,414,355
5.750%, 4/25/18	1,000,000	1,128,924
UBS AG/New York
7.750%, 9/1/26	200,000	233,764
USB Capital XIII Trust
6.625%, 12/15/39	250,000	255,688
Wachovia Bank N.A.
4.875%, 2/1/15	1,000,000	1,083,099
6.600%, 1/15/38	1,700,000	1,929,361

See Notes to Portfolio of Investments.

EQ ADVISORS TRUST

EQ/CORE BOND INDEX PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

September 30, 2010 (Unaudited)

	Principal Amount	Value (Note 1)
Wachovia Corp.
5.300%, 10/15/11	$1,000,000	$1,046,959
5.700%, 8/1/13	976,000	1,081,059
5.250%, 8/1/14	1,055,000	1,146,753
5.625%, 10/15/16	1,447,000	1,609,782
5.750%, 6/15/17	110,000	125,574
Wells Fargo & Co.
3.000%, 12/9/11	1,480,000	1,524,419
5.250%, 10/23/12	940,000	1,017,245
4.375%, 1/31/13	1,000,000	1,067,214
4.950%, 10/16/13	500,000	541,390
3.750%, 10/1/14	1,600,000	1,695,418
5.000%, 11/15/14	500,000	539,867
5.125%, 9/15/16	55,000	59,957
5.625%, 12/11/17	1,470,000	1,674,311
5.375%, 2/7/35	1,000,000	1,056,227
Wells Fargo Bank N.A.
5.750%, 5/16/16	2,000,000	2,244,986
Wells Fargo Capital X
5.950%, 12/15/36	500,000	487,149
Wells Fargo Capital XIII
7.700%, 12/29/49(l)	1,000,000	1,037,500
Wells Fargo Capital XV
9.750%, 9/29/49(l)	500,000	550,000
Westpac Banking Corp.
2.250%, 11/19/12	400,000	407,723
4.200%, 2/27/15	700,000	752,330
3.000%, 8/4/15	1,000,000	1,021,361
4.875%, 11/19/19	900,000	964,849
Zions Bancorp
7.750%, 9/23/14	500,000	529,798

		141,389,426

Consumer Finance (0.4%)
American Express Co.
7.250%, 5/20/14	1,000,000	1,172,546
5.500%, 9/12/16	30,000	34,028
7.000%, 3/19/18	2,071,000	2,494,279
8.125%, 5/20/19	500,000	645,702
8.150%, 3/19/38	500,000	705,464
American Express Credit Corp.
5.875%, 5/2/13	1,500,000	1,650,894
7.300%, 8/20/13	1,500,000	1,724,144
5.125%, 8/25/14	500,000	553,873
2.750%, 9/15/15	1,000,000	1,006,271
Capital One Financial Corp.
7.375%, 5/23/14	250,000	291,838
5.500%, 6/1/15	500,000	550,030
6.150%, 9/1/16	500,000	548,176
6.750%, 9/15/17	1,000,000	1,201,895
Discover Financial Services
6.450%, 6/12/17	498,000	535,703
FIA Card Services N.A.
6.625%, 6/15/12	250,000	266,336
HSBC Finance Corp.
6.375%, 10/15/11	2,000,000	2,106,222
7.000%, 5/15/12	500,000	540,679
6.375%, 11/27/12	953,000	1,042,307
4.750%, 7/15/13	2,036,000	2,168,326
5.000%, 6/30/15	485,000	528,190
MBNA Corp.
5.000%, 6/15/15	100,000	105,969
ORIX Corp.
4.710%, 4/27/15	500,000	514,508
PACCAR Financial Corp.
1.950%, 12/17/12	$400,000	$407,630
SLM Corp.
5.400%, 10/25/11	455,000	459,705
5.125%, 8/27/12	500,000	505,464
5.375%, 1/15/13	210,000	211,712
5.375%, 5/15/14	600,000	583,839
8.450%, 6/15/18	1,000,000	1,010,064
8.000%, 3/25/20	250,000	248,082
5.625%, 8/1/33	200,000	153,794
Toyota Motor Credit Corp.
1.375%, 8/12/13	250,000	251,944
3.200%, 6/17/15	500,000	530,423
4.500%, 6/17/20	300,000	333,196

		25,083,233

Diversified Financial Services (2.8%)
AEP Texas Central Transition Funding LLC
5.306%, 7/1/20	1,000,000	1,190,164
Allstate Life Global Funding Trusts
5.375%, 4/30/13	1,000,000	1,105,107
Ameriprise Financial, Inc.
7.300%, 6/28/19	1,080,000	1,338,596
AngloGold Ashanti Holdings plc
5.375%, 4/15/20	310,000	327,944
6.500%, 4/15/40	145,000	151,098
Bank of America Corp.
2.100%, 4/30/12	3,150,000	3,227,610
3.125%, 6/15/12	2,954,000	3,078,050
2.375%, 6/22/12	500,000	515,874
4.900%, 5/1/13	1,000,000	1,067,869
4.750%, 8/15/13	2,099,000	2,215,318
7.375%, 5/15/14	2,000,000	2,298,706
5.125%, 11/15/14	1,000,000	1,078,258
6.500%, 8/1/16	800,000	899,520
5.625%, 10/14/16	1,085,000	1,171,261
6.000%, 9/1/17	60,000	64,963
5.750%, 12/1/17	1,500,000	1,603,731
5.650%, 5/1/18	1,100,000	1,165,455
7.625%, 6/1/19	1,000,000	1,185,852
5.625%, 7/1/20	1,000,000	1,056,699
Bank of America N.A.
5.300%, 3/15/17	1,000,000	1,029,211
6.000%, 10/15/36	500,000	496,732
Block Financial LLC
7.875%, 1/15/13	400,000	434,051
Boeing Capital Corp.
6.500%, 2/15/12	943,000	1,016,085
5.800%, 1/15/13	200,000	221,394
BP Capital Markets plc
3.125%, 3/10/12	800,000	815,667
5.250%, 11/7/13	750,000	816,849
3.625%, 5/8/14	500,000	517,231
3.875%, 3/10/15	800,000	832,341
4.750%, 3/10/19	750,000	784,256
Capital One Capital IV
6.745%, 2/17/37(l)	489,000	486,555
Capital One Capital V
10.250%, 8/15/39	100,000	108,250
Capital One Capital VI
8.875%, 5/15/40	605,000	635,250
Caterpillar Financial Services Corp.
5.125%, 10/12/11	937,000	979,905
4.250%, 2/8/13	949,000	1,016,830
2.000%, 4/5/13	200,000	204,940

See Notes to Portfolio of Investments.

EQ ADVISORS TRUST

EQ/CORE BOND INDEX PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

September 30, 2010 (Unaudited)

	Principal Amount	Value (Note 1)
6.125%, 2/17/14	$550,000	$632,236
2.750%, 6/24/15	200,000	209,507
7.150%, 2/15/19	1,500,000	1,932,446
Citigroup Funding, Inc.
2.125%, 7/12/12	500,000	513,940
1.875%, 10/22/12	1,500,000	1,538,277
1.875%, 11/15/12	1,000,000	1,025,261
2.250%, 12/10/12	1,400,000	1,448,187
Citigroup, Inc.
2.875%, 12/9/11	980,000	1,008,328
6.000%, 2/21/12	135,000	143,196
2.125%, 4/30/12	4,000,000	4,101,384
5.625%, 8/27/12	500,000	528,464
5.300%, 10/17/12	500,000	532,850
5.500%, 4/11/13	3,000,000	3,218,529
6.500%, 8/19/13	2,000,000	2,209,740
6.000%, 12/13/13	1,000,000	1,096,384
6.375%, 8/12/14	2,000,000	2,220,952
5.000%, 9/15/14	1,565,000	1,625,472
5.500%, 10/15/14	1,000,000	1,085,069
5.500%, 2/15/17	1,000,000	1,032,580
6.125%, 11/21/17	1,185,000	1,294,433
6.125%, 5/15/18	3,403,000	3,712,714
8.500%, 5/22/19	1,000,000	1,236,341
5.375%, 8/9/20	1,000,000	1,034,632
5.850%, 12/11/34	1,095,000	1,103,387
6.125%, 8/25/36	2,000,000	1,947,968
5.875%, 5/29/37	500,000	497,621
6.875%, 3/5/38	500,000	558,463
8.125%, 7/15/39	815,000	1,029,495
CME Group, Inc.
5.750%, 2/15/14	1,000,000	1,134,444
ConocoPhillips Canada Funding Co. I
5.950%, 10/15/36	434,000	495,722
Credit Suisse FB USA, Inc.
4.875%, 1/15/15	300,000	331,218
5.125%, 8/15/15	1,932,000	2,166,867
Credit Suisse USA, Inc.
6.125%, 11/15/11	75,000	79,352
6.500%, 1/15/12	1,000,000	1,069,885
5.850%, 8/16/16	500,000	580,418
7.125%, 7/15/32	400,000	513,986
Diageo Investment Corp.
7.450%, 4/15/35	200,000	266,454
Equifax, Inc.
4.450%, 12/1/14	200,000	213,392
General Electric Capital Corp.
3.000%, 12/9/11	3,056,000	3,148,820
5.875%, 2/15/12	2,829,000	3,015,270
2.250%, 3/12/12	1,000,000	1,025,511
2.200%, 6/8/12	1,000,000	1,028,038
6.000%, 6/15/12	1,000,000	1,079,225
2.000%, 9/28/12	1,000,000	1,027,534
5.250%, 10/19/12	1,500,000	1,614,975
2.125%, 12/21/12	1,500,000	1,547,761
2.625%, 12/28/12	2,000,000	2,085,308
5.450%, 1/15/13	4,110,000	4,469,999
5.900%, 5/13/14	3,000,000	3,397,812
3.750%, 11/14/14	1,000,000	1,058,952
4.375%, 9/21/15	700,000	756,665
5.400%, 2/15/17	1,034,000	1,138,845
5.625%, 9/15/17	50,000	55,855
5.625%, 5/1/18	2,500,000	2,774,940
6.000%, 8/7/19	3,000,000	3,375,555
6.750%, 3/15/32	1,644,000	1,827,699
6.150%, 8/7/37	$485,000	$507,912
5.875%, 1/14/38	1,061,000	1,077,573
6.875%, 1/10/39	3,000,000	3,445,185
IBM International Group Capital LLC
5.050%, 10/22/12	500,000	543,718
John Deere Capital Corp.
7.000%, 3/15/12	1,250,000	1,359,511
2.875%, 6/19/12	1,250,000	1,299,248
5.250%, 10/1/12	750,000	815,241
4.500%, 4/3/13	500,000	540,382
5.750%, 9/10/18	400,000	473,572
JPMorgan Chase & Co.
3.125%, 12/1/11	2,037,000	2,099,935
6.625%, 3/15/12	1,935,000	2,081,131
2.125%, 6/22/12	1,600,000	1,644,536
2.125%, 12/26/12	1,000,000	1,032,671
5.750%, 1/2/13	100,000	108,855
4.750%, 5/1/13	1,000,000	1,084,545
4.650%, 6/1/14	1,000,000	1,094,597
5.125%, 9/15/14	1,000,000	1,096,435
3.700%, 1/20/15	1,000,000	1,056,328
5.250%, 5/1/15	170,000	186,333
6.000%, 1/15/18	1,976,000	2,256,551
6.300%, 4/23/19	1,000,000	1,158,861
4.950%, 3/25/20	500,000	533,287
4.400%, 7/22/20	850,000	870,491
6.400%, 5/15/38	800,000	957,138
JPMorgan Chase Capital XV
5.875%, 3/15/35	490,000	478,009
JPMorgan Chase Capital XVIII
6.950%, 8/17/36	474,000	486,169
JPMorgan Chase Capital XXII
6.450%, 2/2/37	250,000	250,346
JPMorgan Chase Capital XXV
6.800%, 10/1/37	995,000	1,011,331
JPMorgan Chase Capital XXVII
7.000%, 11/1/39	1,000,000	1,026,674
K2 Corp.
0.000%, 2/15/11(b)(h)†	13,500,000	—
Links Finance LLC
0.000%, 12/31/09(b)(h)†	7,100,000	—
MUFG Capital Finance I Ltd.
6.346%, 7/29/49(l)	1,000,000	1,002,272
NASDAQ OMX Group, Inc.
4.000%, 1/15/15	200,000	206,689
5.550%, 1/15/20	200,000	212,541
National Rural Utilities Cooperative Finance Corp.
7.250%, 3/1/12	1,840,000	2,002,422
4.750%, 3/1/14	1,500,000	1,668,804
10.375%, 11/1/18	1,000,000	1,432,015
8.000%, 3/1/32	25,000	33,429
Private Export Funding Corp.
5.685%, 5/15/12	300,000	325,215
4.550%, 5/15/15	400,000	453,012
4.950%, 11/15/15	200,000	231,632
4.300%, 12/15/21	400,000	439,691
RenReinsurance North America Holdings, Inc.
5.750%, 3/15/20	100,000	103,931
Teco Finance, Inc.
4.000%, 3/15/16	105,000	109,394
5.150%, 3/15/20	285,000	311,806
Unilever Capital Corp.
3.650%, 2/15/14	500,000	537,710
4.800%, 2/15/19	750,000	849,922
5.900%, 11/15/32	500,000	602,281

See Notes to Portfolio of Investments.

EQ ADVISORS TRUST

EQ/CORE BOND INDEX PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

September 30, 2010 (Unaudited)

	Principal Amount	Value (Note 1)
Western Union Co.
6.500%, 2/26/14	$200,000	$229,702
5.253%, 4/1/20§	1,002,000	1,083,870

		157,348,883

Insurance (0.8%)
ACE INA Holdings, Inc.
5.875%, 6/15/14	500,000	568,088
5.600%, 5/15/15	250,000	283,580
5.900%, 6/15/19	100,000	116,365
6.700%, 5/15/36	100,000	122,070
Aegon N.V.
4.625%, 12/1/15	600,000	637,597
Aflac, Inc.
3.450%, 8/15/15	100,000	103,769
8.500%, 5/15/19	300,000	381,731
6.900%, 12/17/39	110,000	121,171
6.450%, 8/15/40	100,000	104,119
Alleghany Corp.
5.625%, 9/15/20	200,000	204,536
Allied World Assurance Co. Holdings Ltd./Bermuda
7.500%, 8/1/16	500,000	565,250
Allstate Corp.
6.200%, 5/16/14	475,000	554,380
7.450%, 5/16/19	200,000	249,872
5.550%, 5/9/35	500,000	522,532
5.950%, 4/1/36	703,000	770,127
6.500%, 5/15/57(l)	250,000	231,875
American International Group, Inc.
5.375%, 10/18/11	25,000	25,813
4.250%, 5/15/13	500,000	516,250
5.450%, 5/18/17	75,000	76,312
5.850%, 1/16/18	500,000	517,500
8.250%, 8/15/18	2,500,000	2,912,500
6.250%, 5/1/36	500,000	485,000
Aon Corp.
8.205%, 1/1/27	300,000	323,232
Axis Specialty Finance LLC
5.875%, 6/1/20	500,000	510,340
Berkshire Hathaway Finance Corp.
4.000%, 4/15/12	1,000,000	1,048,623
5.000%, 8/15/13	1,250,000	1,383,005
4.850%, 1/15/15	1,030,000	1,158,900
5.750%, 1/15/40	400,000	441,499
Berkshire Hathaway, Inc.
2.125%, 2/11/13	700,000	721,373
Chubb Corp.
5.750%, 5/15/18	250,000	289,319
6.500%, 5/15/38	500,000	610,741
6.375%, 3/29/67(l)	500,000	492,500
CNA Financial Corp.
7.350%, 11/15/19	540,000	607,139
5.875%, 8/15/20	400,000	407,868
Delphi Financial Group, Inc.
7.875%, 1/31/20	75,000	84,007
Genworth Financial, Inc.
8.625%, 12/15/16	1,000,000	1,127,559
6.515%, 5/22/18	1,000,000	1,019,704
7.700%, 6/15/20	200,000	211,759
Hartford Financial Services Group, Inc.
4.000%, 3/30/15	700,000	716,196
6.300%, 3/15/18	500,000	539,998
6.100%, 10/1/41	419,000	391,497
HCC Insurance Holdings, Inc.
6.300%, 11/15/19	200,000	217,988
Lincoln National Corp.
4.300%, 6/15/15	$200,000	$212,040
8.750%, 7/1/19	400,000	514,544
6.250%, 2/15/20	350,000	391,552
6.300%, 10/9/37	450,000	469,792
7.000%, 6/15/40	200,000	227,854
Markel Corp.
7.125%, 9/30/19	200,000	226,330
Marsh & McLennan Cos., Inc.
5.375%, 7/15/14	290,000	313,208
5.750%, 9/15/15	150,000	165,915
9.250%, 4/15/19	500,000	655,433
5.875%, 8/1/33	35,000	34,033
MetLife, Inc.
6.125%, 12/1/11	292,000	308,741
5.500%, 6/15/14	500,000	556,144
6.750%, 6/1/16	1,500,000	1,790,632
7.717%, 2/15/19	1,200,000	1,527,239
5.700%, 6/15/35	812,000	863,200
6.400%, 12/15/36	483,000	451,605
PartnerReinsurance Finance B LLC
5.500%, 6/1/20	200,000	207,928
Principal Financial Group, Inc.
8.875%, 5/15/19	600,000	789,671
Protective Life Corp.
7.375%, 10/15/19	400,000	450,262
8.450%, 10/15/39	200,000	219,261
Prudential Financial, Inc.
2.750%, 1/14/13	300,000	307,334
4.500%, 7/15/13	932,000	980,703
5.100%, 9/20/14	55,000	60,120
3.875%, 1/14/15	135,000	141,820
6.200%, 1/15/15	85,000	95,739
6.000%, 12/1/17	879,000	992,022
5.375%, 6/21/20	600,000	648,571
6.625%, 12/1/37	1,500,000	1,690,362
6.625%, 6/21/40	600,000	688,472
Reinsurance Group of America, Inc.
6.450%, 11/15/19	200,000	221,677
Swiss Reinsurance Solutions Holding Corp.
7.000%, 2/15/26	868,000	956,315
Torchmark Corp.
9.250%, 6/15/19	175,000	223,905
Transatlantic Holdings, Inc.
8.000%, 11/30/39	400,000	416,762
Travelers Cos., Inc.
5.500%, 12/1/15	40,000	45,635
5.800%, 5/15/18	1,000,000	1,149,994
5.900%, 6/2/19	1,000,000	1,163,536
6.250%, 3/15/37(l)	350,000	336,000
6.250%, 6/15/37	500,000	592,335
Unum Group
7.125%, 9/30/16	100,000	115,408
5.625%, 9/15/20	100,000	102,740
Validus Holdings Ltd.
8.875%, 1/26/40	100,000	109,117
W.R. Berkley Corp.
6.250%, 2/15/37	70,000	68,794
Willis North America, Inc.
5.625%, 7/15/15	470,000	502,297
7.000%, 9/29/19	100,000	109,924
XL Capital Finance Europe plc
6.500%, 1/15/12	400,000	417,393

See Notes to Portfolio of Investments.

EQ ADVISORS TRUST

EQ/CORE BOND INDEX PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

September 30, 2010 (Unaudited)

	Principal Amount	Value (Note 1)
XL Group plc
6.250%, 5/15/27	$200,000	$201,218

		45,087,261

Real Estate Investment Trusts (REITs) (0.3%)
AvalonBay Communities, Inc.
5.700%, 3/15/17	300,000	337,568
Boston Properties LP
6.250%, 1/15/13	1,000,000	1,100,396
5.875%, 10/15/19	200,000	223,460
5.625%, 11/15/20	250,000	274,356
Brandywine Operating Partnership LP
7.500%, 5/15/15	250,000	280,242
BRE Properties, Inc.
5.200%, 3/15/21	135,000	137,471
Digital Realty Trust LP
4.500%, 7/15/15§	200,000	206,485
Duke Realty LP
6.500%, 1/15/18	500,000	549,266
6.750%, 3/15/20	65,000	72,599
Entertainment Properties Trust
7.750%, 7/15/20§	200,000	202,250
Equity One, Inc.
6.250%, 12/15/14	200,000	216,702
ERP Operating LP
6.625%, 3/15/12	110,000	117,773
5.125%, 3/15/16	1,000,000	1,094,954
4.750%, 7/15/20	250,000	260,072
HCP, Inc.
5.650%, 12/15/13	475,000	510,482
6.000%, 1/30/17	500,000	533,717
Health Care REIT, Inc.
6.125%, 4/15/20	285,000	305,112
Healthcare Realty Trust, Inc.
6.500%, 1/17/17	400,000	433,274
Hospitality Properties Trust
7.875%, 8/15/14	1,150,000	1,293,696
5.625%, 3/15/17	250,000	256,716
HRPT Properties Trust
6.650%, 1/15/18	381,000	409,901
Kimco Realty Corp.
6.875%, 10/1/19	200,000	232,867
Liberty Property LP
6.625%, 10/1/17	500,000	572,688
4.750%, 10/1/20	100,000	100,708
Mack-Cali Realty LP
7.750%, 8/15/19	500,000	595,048
ProLogis
7.625%, 8/15/14	300,000	324,214
5.625%, 11/15/16	55,000	52,951
6.250%, 3/15/17	200,000	196,439
6.625%, 5/15/18	900,000	887,060
6.875%, 3/15/20	150,000	147,467
Realty Income Corp.
5.750%, 1/15/21	250,000	265,020
Simon Property Group LP
4.200%, 2/1/15	310,000	332,639
5.100%, 6/15/15	464,000	514,718
5.750%, 12/1/15	385,000	438,413
10.350%, 4/1/19	1,000,000	1,397,749
5.650%, 2/1/20	400,000	445,968
4.375%, 3/1/21	300,000	304,117
6.750%, 2/1/40	200,000	235,844

		15,860,402

Thrifts & Mortgage Finance (0.1%)
Countrywide Financial Corp.
5.800%, 6/7/12	$1,600,000	$1,699,670
U.S. Central Federal Credit Union
1.900%, 10/19/12	1,000,000	1,025,739
Western Corporate Federal Credit Union
1.750%, 11/2/12	400,000	409,030

		3,134,439

Total Financials		481,105,321

Health Care (1.2%)
Biotechnology (0.1%)
Amgen, Inc.
5.850%, 6/1/17	480,000	573,005
6.150%, 6/1/18	200,000	243,595
5.700%, 2/1/19	750,000	896,292
4.500%, 3/15/20	100,000	110,780
6.375%, 6/1/37	474,000	576,573
5.750%, 3/15/40	610,000	691,394
Biogen Idec, Inc.
6.000%, 3/1/13	200,000	219,097
6.875%, 3/1/18	100,000	117,343
Genentech, Inc.
4.750%, 7/15/15	500,000	565,754
Genzyme Corp.
3.625%, 6/15/15§	200,000	212,090
Life Technologies Corp.
6.000%, 3/1/20	500,000	566,406

		4,772,329

Health Care Equipment & Supplies (0.2%)
Baxter International, Inc.
5.900%, 9/1/16	936,000	1,127,739
4.250%, 3/15/20	300,000	327,029
Beckman Coulter, Inc.
6.000%, 6/1/15	450,000	514,327
CareFusion Corp.
5.125%, 8/1/14	200,000	220,588
6.375%, 8/1/19	500,000	594,883
Covidien International Finance S.A.
1.875%, 6/15/13	400,000	406,942
2.800%, 6/15/15	200,000	207,251
6.000%, 10/15/17	750,000	891,764
4.200%, 6/15/20	200,000	213,163
Hospira, Inc.
5.900%, 6/15/14	205,000	231,885
6.400%, 5/15/15	220,000	254,958
Mead Johnson Nutrition Co.
3.500%, 11/1/14	400,000	421,903
4.900%, 11/1/19	600,000	659,899
5.900%, 11/1/39	200,000	225,426
Medtronic, Inc.
3.000%, 3/15/15	1,000,000	1,058,941
4.450%, 3/15/20	500,000	547,599
6.500%, 3/15/39	500,000	632,959
St. Jude Medical, Inc.
3.750%, 7/15/14	500,000	536,168
4.875%, 7/15/19	500,000	564,853
Stryker Corp.
3.000%, 1/15/15	200,000	210,596
4.375%, 1/15/20	200,000	219,232

		10,068,105

Health Care Providers & Services (0.2%)
Aetna, Inc.
6.500%, 9/15/18	500,000	593,652

See Notes to Portfolio of Investments.

EQ ADVISORS TRUST

EQ/CORE BOND INDEX PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

September 30, 2010 (Unaudited)

	Principal Amount	Value (Note 1)
6.625%, 6/15/36	$668,000	$763,194
Cardinal Health, Inc.
5.650%, 6/15/12	21,000	22,447
CIGNA Corp.
5.375%, 3/15/17	25,000	27,630
8.500%, 5/1/19	500,000	645,261
5.125%, 6/15/20	345,000	372,748
Coventry Health Care, Inc.
6.300%, 8/15/14	250,000	267,675
Express Scripts, Inc.
5.250%, 6/15/12	800,000	854,042
6.250%, 6/15/14	275,000	315,728
7.250%, 6/15/19	160,000	201,210
Humana, Inc.
6.300%, 8/1/18	500,000	546,526
McKesson Corp.
6.500%, 2/15/14	500,000	573,626
5.700%, 3/1/17	500,000	582,209
Medco Health Solutions, Inc.
7.125%, 3/15/18	750,000	921,062
Quest Diagnostics, Inc.
6.400%, 7/1/17	500,000	576,358
4.750%, 1/30/20	120,000	125,795
6.950%, 7/1/37	200,000	229,534
5.750%, 1/30/40	80,000	79,768
UnitedHealth Group, Inc.
6.000%, 2/15/18	80,000	93,387
5.800%, 3/15/36	25,000	26,160
6.875%, 2/15/38	1,500,000	1,794,714
WellPoint Health Networks, Inc.
6.375%, 1/15/12	943,000	1,004,016
WellPoint, Inc.
6.000%, 2/15/14	100,000	113,246
5.000%, 12/15/14	40,000	44,446
5.250%, 1/15/16	500,000	560,753
7.000%, 2/15/19	1,000,000	1,217,710
4.350%, 8/15/20	200,000	207,300
5.850%, 1/15/36	500,000	525,808
5.800%, 8/15/40	110,000	115,135

		13,401,140

Pharmaceuticals (0.7%)
Abbott Laboratories, Inc.
5.150%, 11/30/12	350,000	382,952
2.700%, 5/27/15	300,000	315,124
5.875%, 5/15/16	555,000	666,901
5.125%, 4/1/19	1,700,000	1,959,320
4.125%, 5/27/20	400,000	435,333
6.000%, 4/1/39	650,000	770,423
5.300%, 5/27/40	500,000	542,626
AstraZeneca plc
5.400%, 9/15/12	800,000	871,605
5.900%, 9/15/17	1,000,000	1,203,696
6.450%, 9/15/37	1,008,000	1,269,053
Bristol-Myers Squibb Co.
5.250%, 8/15/13	120,000	133,474
5.450%, 5/1/18	1,000,000	1,188,780
5.875%, 11/15/36	480,000	556,317
Eli Lilly and Co.
3.550%, 3/6/12	271,000	281,616
5.200%, 3/15/17	965,000	1,118,814
5.500%, 3/15/27	500,000	566,972
5.950%, 11/15/37	500,000	585,700
GlaxoSmithKline Capital, Inc.
4.850%, 5/15/13	714,000	785,308
5.650%, 5/15/18	$2,044,000	$2,428,297
6.375%, 5/15/38	750,000	932,300
Johnson & Johnson
5.150%, 8/15/12	200,000	216,922
5.550%, 8/15/17	500,000	603,157
5.150%, 7/15/18	330,000	387,940
4.950%, 5/15/33	192,000	210,217
5.950%, 8/15/37	370,000	455,118
5.850%, 7/15/38	600,000	728,751
Merck & Co., Inc.
4.750%, 3/1/15	1,000,000	1,135,217
6.000%, 9/15/17	850,000	1,032,703
5.000%, 6/30/19	950,000	1,105,544
5.750%, 11/15/36	1,000,000	1,172,006
6.550%, 9/15/37	375,000	484,637
Novartis Capital Corp.
1.900%, 4/24/13	1,075,000	1,103,497
4.125%, 2/10/14	600,000	655,190
2.900%, 4/24/15	800,000	843,430
Novartis Securities Investment Ltd.
5.125%, 2/10/19	1,200,000	1,377,751
Pfizer, Inc.
4.450%, 3/15/12	1,000,000	1,052,633
4.500%, 2/15/14	250,000	275,516
5.350%, 3/15/15	1,500,000	1,730,616
6.200%, 3/15/19	1,075,000	1,323,599
7.200%, 3/15/39	1,000,000	1,360,516
Teva Pharmaceutical Finance Co. LLC
5.550%, 2/1/16	190,000	221,309
6.150%, 2/1/36	390,000	468,729
Teva Pharmaceutical Finance II B.V./Teva Pharmaceutical Finance III LLC
3.000%, 6/15/15	400,000	418,435
Teva Pharmaceutical Finance III LLC
1.500%, 6/15/12	400,000	404,946
Watson Pharmaceuticals, Inc.
5.000%, 8/15/14	85,000	92,604
6.125%, 8/15/19	170,000	197,133
Wyeth
5.500%, 2/1/14	1,070,000	1,214,288
5.500%, 2/15/16	1,162,000	1,359,484
7.250%, 3/1/23	483,000	634,198
6.500%, 2/1/34	500,000	620,899
5.950%, 4/1/37	555,000	654,774

		40,536,370

Total Health Care		68,777,944

Industrials (1.3%)
Aerospace & Defense (0.3%)
Boeing Co.
5.125%, 2/15/13	35,000	38,177
5.000%, 3/15/14	300,000	337,571
3.500%, 2/15/15	200,000	216,294
6.000%, 3/15/19	500,000	603,280
4.875%, 2/15/20	810,000	925,309
6.875%, 3/15/39	500,000	646,034
5.875%, 2/15/40	55,000	65,133
Embraer Overseas Ltd.
6.375%, 1/15/20	500,000	547,500
General Dynamics Corp.
5.250%, 2/1/14	1,000,000	1,128,842
Goodrich Corp.
6.125%, 3/1/19	250,000	299,031
4.875%, 3/1/20	200,000	223,230

See Notes to Portfolio of Investments.

EQ ADVISORS TRUST

EQ/CORE BOND INDEX PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

September 30, 2010 (Unaudited)

	Principal Amount	Value (Note 1)
3.600%, 2/1/21	$300,000	$300,775
Honeywell International, Inc.
5.625%, 8/1/12	428,000	464,975
3.875%, 2/15/14	500,000	544,938
5.400%, 3/15/16	110,000	129,106
5.300%, 3/1/18	944,000	1,104,147
5.000%, 2/15/19	500,000	577,847
5.700%, 3/15/36	200,000	230,805
ITT Corp.
4.900%, 5/1/14	355,000	390,720
L-3 Communications Corp.
5.200%, 10/15/19	500,000	540,479
Lockheed Martin Corp.
4.121%, 3/14/13	464,000	497,487
5.500%, 11/15/39	500,000	551,208
5.720%, 6/1/40§	888,000	1,013,356
Northrop Grumman Corp.
3.700%, 8/1/14	120,000	128,696
Northrop Grumman Systems Corp.
7.750%, 2/15/31	786,000	1,079,211
Raytheon Co.
5.375%, 4/1/13	90,000	99,801
4.400%, 2/15/20	700,000	779,445
Rockwell Collins, Inc.
5.250%, 7/15/19	100,000	113,365
United Technologies Corp.
4.875%, 5/1/15	600,000	687,439
6.125%, 2/1/19	1,050,000	1,299,036
4.500%, 4/15/20	175,000	196,232
6.050%, 6/1/36	666,000	788,388
6.125%, 7/15/38	500,000	603,829
5.700%, 4/15/40	615,000	704,501

		17,856,187

Air Freight & Logistics (0.1%)
FedEx Corp.
7.375%, 1/15/14	250,000	294,532
8.000%, 1/15/19	336,000	436,229
United Parcel Service, Inc.
4.500%, 1/15/13	1,000,000	1,082,126
5.125%, 4/1/19	1,000,000	1,177,059
6.200%, 1/15/38	830,000	1,023,178

		4,013,124

Airlines (0.0%)
Continental Airlines, Inc.
9.000%, 7/8/16	479,789	551,758
Delta Air Lines, Inc.
7.750%, 12/17/19	245,902	269,263
Southwest Airlines Co.
5.250%, 10/1/14	500,000	540,823

		1,361,844

Building Products (0.0%)
CRH America, Inc.
6.950%, 3/15/12	500,000	533,736
6.000%, 9/30/16	535,000	598,993
8.125%, 7/15/18	200,000	241,165
Owens Corning, Inc.
9.000%, 6/15/19	500,000	591,451

		1,965,345

Commercial Services & Supplies (0.2%)
Allied Waste North America, Inc.
6.875%, 6/1/17	1,500,000	1,655,625
Avery Dennison Corp.
5.375%, 4/15/20	100,000	110,470
Board of Trustees of the Leland Stanford Junior University
4.250%, 5/1/16	$300,000	$336,432
Cornell University
5.450%, 2/1/19	200,000	234,030
Dartmouth College
4.750%, 6/1/19	100,000	113,331
Johns Hopkins University
5.250%, 7/1/19	500,000	582,965
Pitney Bowes, Inc.
3.875%, 6/15/13	500,000	523,311
4.875%, 8/15/14	500,000	539,003
5.750%, 9/15/17	480,000	520,841
6.250%, 3/15/19	200,000	224,059
Princeton University
5.700%, 3/1/39	550,000	650,254
R.R. Donnelley & Sons Co.
8.600%, 8/15/16	1,000,000	1,163,878
11.250%, 2/1/19	300,000	377,817
7.625%, 6/15/20	200,000	208,664
Republic Services, Inc.
5.500%, 9/15/19	295,000	332,315
Science Applications International Corp.
6.250%, 7/1/12	500,000	543,173
Vanderbilt University
5.250%, 4/1/19	100,000	115,858
Waste Management, Inc.
6.375%, 11/15/12	500,000	548,612
7.375%, 3/11/19	700,000	877,376
4.750%, 6/30/20	200,000	214,489
7.750%, 5/15/32	200,000	255,273
Yale University
2.900%, 10/15/14	600,000	635,198

		10,762,974

Electrical Equipment (0.1%)
Amphenol Corp.
4.750%, 11/15/14	200,000	216,983
Emerson Electric Co.
4.125%, 4/15/15	750,000	826,523
4.875%, 10/15/19	500,000	569,417
5.250%, 11/15/39	200,000	217,676
Legrand France S.A.
8.500%, 2/15/25	200,000	241,413
Thomas & Betts Corp.
5.625%, 11/15/21	200,000	224,332

		2,296,344

Industrial Conglomerates (0.2%)
3M Co.
4.375%, 8/15/13	700,000	771,166
5.700%, 3/15/37	200,000	235,692
Acuity Brands Lighting, Inc.
6.000%, 12/15/19	100,000	106,986
GE Capital Trust I
6.375%, 11/15/67(l)	900,000	895,500
General Electric Co.
5.000%, 2/1/13	2,025,000	2,199,037
5.250%, 12/6/17	1,500,000	1,688,250
Harsco Corp.
2.700%, 10/15/15	150,000	150,674
Ingersoll-Rand Global Holding Co., Ltd.
9.500%, 4/15/14	269,000	332,843
6.875%, 8/15/18	500,000	607,135
Koninklijke Philips Electronics N.V.
6.875%, 3/11/38	1,002,000	1,265,189

See Notes to Portfolio of Investments.

EQ ADVISORS TRUST

EQ/CORE BOND INDEX PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

September 30, 2010 (Unaudited)

	Principal Amount	Value (Note 1)
Textron, Inc.
6.200%, 3/15/15	$300,000	$333,670
7.250%, 10/1/19	500,000	592,194
Tyco Electronics Group S.A.
6.000%, 10/1/12	300,000	324,422
6.550%, 10/1/17	300,000	350,881
7.125%, 10/1/37	200,000	236,292
Tyco International Finance S.A.
6.000%, 11/15/13	431,000	488,491
4.125%, 10/15/14	1,000,000	1,088,433
3.375%, 10/15/15	200,000	211,058
8.500%, 1/15/19	300,000	397,627
6.875%, 1/15/21	250,000	310,855

		12,586,395

Machinery (0.1%)
Caterpillar, Inc.
6.050%, 8/15/36	1,000,000	1,209,300
Danaher Corp.
5.400%, 3/1/19	500,000	587,743
Deere & Co.
4.375%, 10/16/19	300,000	330,173
5.375%, 10/16/29	600,000	667,453
Dover Corp.
5.450%, 3/15/18	466,000	547,635
Eaton Corp.
6.950%, 3/20/19	500,000	632,884
Illinois Tool Works, Inc.
6.250%, 4/1/19	500,000	612,161
Pall Corp.
5.000%, 6/15/20	200,000	217,103
Parker Hannifin Corp.
6.250%, 5/15/38	257,000	311,862
Roper Industries, Inc.
6.625%, 8/15/13	300,000	339,015
Snap-On, Inc.
6.125%, 9/1/21	200,000	224,637

		5,679,966

Road & Rail (0.3%)
Burlington Northern Santa Fe LLC
5.900%, 7/1/12	948,000	1,025,365
4.700%, 10/1/19	300,000	329,500
6.200%, 8/15/36	64,000	73,843
6.150%, 5/1/37	500,000	572,718
5.050%, 3/1/41	500,000	498,447
Canadian National Railway Co.
5.550%, 3/1/19	1,937,000	2,295,659
6.200%, 6/1/36	506,000	619,454
Canadian Pacific Railway Co.
7.250%, 5/15/19	555,000	686,781
CSX Corp.
6.300%, 3/15/12	100,000	107,208
5.750%, 3/15/13	1,000,000	1,101,780
6.250%, 3/15/18	460,000	546,107
6.220%, 4/30/40	403,000	462,682
JB Hunt Transport Services, Inc.
3.375%, 9/15/15	200,000	200,769
Norfolk Southern Corp.
7.700%, 5/15/17	990,000	1,265,272
5.900%, 6/15/19	1,100,000	1,307,902
7.050%, 5/1/37	725,000	932,230
Ryder System, Inc.
3.600%, 3/1/16	300,000	304,608
5.850%, 11/1/16	200,000	224,793
Union Pacific Corp.
5.125%, 2/15/14	$500,000	$554,984
6.125%, 2/15/20	1,000,000	1,201,748
4.000%, 2/1/21	125,000	129,515
5.780%, 7/15/40§	750,000	826,381

		15,267,746

Trading Companies & Distributors (0.0%)
GATX Corp.
4.750%, 10/1/12	250,000	262,790
4.750%, 5/15/15	160,000	171,071

		433,861

Total Industrials		72,223,786

Information Technology (0.7%)
Communications Equipment (0.1%)
American Tower Corp.
4.625%, 4/1/15	300,000	319,941
7.000%, 10/15/17	250,000	290,937
5.050%, 9/1/20	250,000	256,049
Cisco Systems, Inc.
5.500%, 2/22/16	1,075,000	1,268,122
4.950%, 2/15/19	2,000,000	2,288,032
5.900%, 2/15/39	1,500,000	1,733,542
Harris Corp.
6.375%, 6/15/19	165,000	191,555
Motorola, Inc.
8.000%, 11/1/11	500,000	531,026
6.000%, 11/15/17	533,000	594,997
Nokia Oyj
5.375%, 5/15/19	500,000	545,837
6.625%, 5/15/39	190,000	216,114

		8,236,152

Computers & Peripherals (0.1%)
Dell, Inc.
3.375%, 6/15/12	145,000	150,972
1.400%, 9/10/13	200,000	200,756
2.300%, 9/10/15	200,000	201,115
5.875%, 6/15/19	700,000	812,269
7.100%, 4/15/28	275,000	325,462
5.400%, 9/10/40	200,000	198,816
Hewlett-Packard Co.
4.250%, 2/24/12	1,500,000	1,572,751
5.250%, 3/1/12	469,000	498,983
1.250%, 9/13/13	300,000	301,993
4.750%, 6/2/14	1,000,000	1,120,902
2.125%, 9/13/15	300,000	302,600
5.500%, 3/1/18	500,000	590,381
Lexmark International, Inc.
5.900%, 6/1/13	300,000	321,762

		6,598,762

Electronic Equipment, Instruments & Components (0.0%)
Agilent Technologies, Inc.
5.500%, 9/14/15	500,000	562,136
Arrow Electronics, Inc.
6.000%, 4/1/20	200,000	215,590
Avnet, Inc.
5.875%, 6/15/20	200,000	212,511
Corning, Inc.
6.625%, 5/15/19	60,000	72,641
4.250%, 8/15/20	135,000	141,537
5.750%, 8/15/40	255,000	270,497

		1,474,912

See Notes to Portfolio of Investments.

EQ ADVISORS TRUST

EQ/CORE BOND INDEX PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

September 30, 2010 (Unaudited)

	Principal Amount	Value (Note 1)
IT Services (0.2%)
Computer Sciences Corp.
6.500%, 3/15/18	$1,000,000	$1,148,186
Fiserv, Inc.
6.125%, 11/20/12	500,000	545,646
6.800%, 11/20/17	500,000	578,926
HP Enterprise Services LLC
6.000%, 8/1/13	513,000	583,054
International Business Machines Corp.
2.100%, 5/6/13	1,500,000	1,547,793
1.000%, 8/5/13	315,000	316,086
5.700%, 9/14/17	2,500,000	2,986,215
6.500%, 1/15/28	975,000	1,211,411
5.875%, 11/29/32	25,000	29,436
5.600%, 11/30/39	550,000	632,908

		9,579,661

Office Electronics (0.1%)
Xerox Corp.
5.500%, 5/15/12	920,000	978,894
5.650%, 5/15/13	500,000	547,693
8.250%, 5/15/14	80,000	95,918
6.350%, 5/15/18	1,095,000	1,270,385
5.625%, 12/15/19	400,000	447,708

		3,340,598

Semiconductors & Semiconductor Equipment (0.0%)
Analog Devices, Inc.
5.000%, 7/1/14	200,000	219,793
KLA-Tencor Corp.
6.900%, 5/1/18	269,000	308,568
Maxim Integrated Products, Inc.
3.450%, 6/14/13	200,000	205,777

		734,138

Software (0.2%)
Adobe Systems, Inc.
3.250%, 2/1/15	200,000	209,283
4.750%, 2/1/20	250,000	269,095
CA, Inc.
6.125%, 12/1/14	200,000	226,244
5.375%, 12/1/19	300,000	326,071
Intuit, Inc.
5.750%, 3/15/17	400,000	453,185
Microsoft Corp.
2.950%, 6/1/14	1,705,000	1,807,699
4.200%, 6/1/19	265,000	293,979
3.000%, 10/1/20	500,000	498,712
5.200%, 6/1/39	590,000	648,013
Oracle Corp.
4.950%, 4/15/13	1,000,000	1,101,549
3.750%, 7/8/14	475,000	517,657
5.250%, 1/15/16	920,000	1,070,061
5.750%, 4/15/18	750,000	891,762
5.000%, 7/8/19	500,000	574,008
6.500%, 4/15/38	865,000	1,074,449
5.375%, 7/15/40§	750,000	806,684
Symantec Corp.
2.750%, 9/15/15	100,000	100,969
4.200%, 9/15/20	100,000	100,402

		10,969,822

Total Information Technology		40,934,045

Materials (1.0%)
Chemicals (0.3%)
Agrium, Inc.
6.750%, 1/15/19	$500,000	$591,518
Air Products and Chemicals, Inc.
4.375%, 8/21/19	200,000	212,934
Airgas, Inc.
2.850%, 10/1/13	200,000	204,200
3.250%, 10/1/15	200,000	200,176
Cabot Corp.
5.000%, 10/1/16	200,000	219,007
Dow Chemical Co.
4.850%, 8/15/12	1,000,000	1,058,345
6.000%, 10/1/12	927,000	1,004,427
7.600%, 5/15/14	770,000	899,393
5.900%, 2/15/15	500,000	557,540
8.550%, 5/15/19	1,275,000	1,609,930
7.375%, 11/1/29	25,000	28,841
9.400%, 5/15/39	455,000	644,045
E.I. du Pont de Nemours & Co.
5.000%, 1/15/13	300,000	328,157
5.875%, 1/15/14	1,900,000	2,174,219
3.250%, 1/15/15	900,000	962,691
6.000%, 7/15/18	800,000	963,638
5.750%, 3/15/19	500,000	596,132
5.600%, 12/15/36	300,000	331,720
4.900%, 1/15/41	200,000	199,384
Eastman Chemical Co.
7.250%, 1/15/24	500,000	612,545
Lubrizol Corp.
8.875%, 2/1/19	500,000	649,589
Monsanto Co.
5.125%, 4/15/18	200,000	227,966
5.875%, 4/15/38	150,000	170,979
Potash Corp of Saskatchewan, Inc.
5.250%, 5/15/14	520,000	577,488
3.750%, 9/30/15	240,000	248,424
6.500%, 5/15/19	215,000	251,309
4.875%, 3/30/20	145,000	154,144
PPG Industries, Inc.
5.750%, 3/15/13	500,000	547,600
6.650%, 3/15/18	300,000	363,477
Praxair, Inc.
2.125%, 6/14/13	600,000	616,827
4.625%, 3/30/15	503,000	564,440
4.500%, 8/15/19	700,000	771,625
Sherwin-Williams Co.
3.125%, 12/15/14	200,000	211,936
Valspar Corp.
7.250%, 6/15/19	200,000	243,705

		18,998,351

Construction Materials (0.0%)
Lafarge S.A.
6.500%, 7/15/16	400,000	431,683
7.125%, 7/15/36	200,000	191,730
Martin Marietta Materials, Inc.
6.600%, 4/15/18	300,000	336,389
Vulcan Materials Co.
6.300%, 6/15/13	500,000	543,176

		1,502,978

Containers & Packaging (0.0%)
Bemis Co., Inc.
5.650%, 8/1/14	115,000	129,981
6.800%, 8/1/19	290,000	345,795

See Notes to Portfolio of Investments.

EQ ADVISORS TRUST

EQ/CORE BOND INDEX PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

September 30, 2010 (Unaudited)

	Principal Amount	Value (Note 1)
Pactiv Corp.
6.400%, 1/15/18	$400,000	$405,192

		880,968

Metals & Mining (0.6%)
Alcoa, Inc.
6.000%, 7/15/13	1,000,000	1,087,869
6.750%, 7/15/18	500,000	538,812
5.720%, 2/23/19	300,000	304,969
5.900%, 2/1/27	970,000	955,931
Allegheny Technologies, Inc.
9.375%, 6/1/19	400,000	483,428
ArcelorMittal S.A.
5.375%, 6/1/13	500,000	536,855
9.000%, 2/15/15	350,000	422,374
3.750%, 8/5/15	500,000	505,341
6.125%, 6/1/18	250,000	270,379
9.850%, 6/1/19	725,000	931,847
5.250%, 8/5/20	500,000	503,898
7.000%, 10/15/39	500,000	510,786
Barrick (PD) Australian Finance Pty Ltd.
5.950%, 10/15/39	1,000,000	1,134,499
Barrick Gold Corp.
6.950%, 4/1/19	750,000	953,336
Barrick N.A. Finance LLC
7.500%, 9/15/38	100,000	132,068
BHP Billiton Finance USA Ltd.
5.125%, 3/29/12	444,000	470,205
4.800%, 4/15/13	40,000	43,491
5.500%, 4/1/14	700,000	787,669
6.500%, 4/1/19	1,200,000	1,472,794
Cliffs Natural Resources, Inc.
5.900%, 3/15/20	200,000	219,569
4.800%, 10/1/20	105,000	106,579
6.250%, 10/1/40	145,000	143,440
Commercial Metals Co.
6.500%, 7/15/17	300,000	312,124
Freeport-McMoRan Copper & Gold, Inc.
8.250%, 4/1/15	500,000	535,000
8.375%, 4/1/17	1,200,000	1,339,500
Newmont Mining Corp.
5.125%, 10/1/19	720,000	805,439
6.250%, 10/1/39	400,000	458,564
Nucor Corp.
5.750%, 12/1/17	500,000	588,677
5.850%, 6/1/18	700,000	824,629
Rio Tinto Alcan, Inc.
4.500%, 5/15/13	500,000	534,182
6.125%, 12/15/33	340,000	390,092
Rio Tinto Finance USA Ltd.
5.875%, 7/15/13	1,400,000	1,560,397
8.950%, 5/1/14	1,450,000	1,790,239
6.500%, 7/15/18	500,000	602,956
7.125%, 7/15/28	300,000	379,495
Southern Copper Corp.
5.375%, 4/16/20	80,000	84,695
6.750%, 4/16/40	890,000	971,713
Teck Resources Ltd.
9.750%, 5/15/14	500,000	616,459
10.750%, 5/15/19	1,500,000	1,888,950
Vale Overseas Ltd.
6.250%, 1/23/17	1,080,000	1,236,238
5.625%, 9/15/19	500,000	551,208
4.625%, 9/15/20	500,000	516,420
6.875%, 11/21/36	1,501,000	1,714,829
6.875%, 11/10/39	$342,000	$391,919
WMC Finance USA Ltd.
5.125%, 5/15/13	500,000	548,422
Xstrata Canada Corp.
5.500%, 6/15/17	512,000	551,480

		31,709,766

Paper & Forest Products (0.1%)
Celulosa Arauco y Constitucion S.A.
5.000%, 1/21/21§	600,000	607,814
International Paper Co.
5.300%, 4/1/15	400,000	435,038
7.950%, 6/15/18	500,000	606,374
9.375%, 5/15/19	500,000	648,643
7.500%, 8/15/21	400,000	478,525
7.300%, 11/15/39	300,000	335,847

		3,112,241

Total Materials		56,204,304

Telecommunication Services (1.4%)
Diversified Telecommunication Services (1.1%)
Ameritech Capital Funding Corp.
6.550%, 1/15/28	375,000	401,245
AT&T Corp.
7.300%, 11/15/11	1,000,000	1,071,003
8.000%, 11/15/31	19,000	25,416
AT&T, Inc.
4.950%, 1/15/13	1,900,000	2,064,612
4.850%, 2/15/14	500,000	553,705
5.100%, 9/15/14	560,000	628,760
2.500%, 8/15/15	1,000,000	1,018,985
5.500%, 2/1/18	1,200,000	1,391,827
5.800%, 2/15/19	1,000,000	1,192,041
6.150%, 9/15/34	478,000	523,246
6.800%, 5/15/36	482,000	572,134
6.500%, 9/1/37	500,000	578,476
6.300%, 1/15/38	1,070,000	1,208,531
6.400%, 5/15/38	942,000	1,076,612
6.550%, 2/15/39	750,000	872,230
5.350%, 9/1/40§	2,877,000	2,890,554
BellSouth Capital Funding Corp.
7.875%, 2/15/30	486,000	606,413
BellSouth Corp.
5.200%, 9/15/14	1,571,000	1,766,657
6.875%, 10/15/31	1,000,000	1,158,011
6.000%, 11/15/34	230,000	244,031
British Telecommunications plc
5.150%, 1/15/13	300,000	320,598
5.950%, 1/15/18	500,000	557,429
9.875%, 12/15/30	1,015,000	1,413,248
CenturyLink, Inc.
6.150%, 9/15/19	1,000,000	1,022,925
7.600%, 9/15/39	200,000	195,687
Deutsche Telekom International Finance B.V.
5.250%, 7/22/13	1,000,000	1,096,896
4.875%, 7/8/14	1,050,000	1,154,458
6.750%, 8/20/18	1,000,000	1,224,505
6.000%, 7/8/19	550,000	654,424
8.750%, 6/15/30	572,000	800,945
9.250%, 6/1/32	200,000	289,667
Embarq Corp.
7.082%, 6/1/16	525,000	583,488
7.995%, 6/1/36	500,000	531,614
France Telecom S.A.
4.375%, 7/8/14	500,000	551,232

See Notes to Portfolio of Investments.

EQ ADVISORS TRUST

EQ/CORE BOND INDEX PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

September 30, 2010 (Unaudited)

	Principal Amount	Value (Note 1)
8.500%, 3/1/31	$1,025,000	$1,482,529
GTE Corp.
8.750%, 11/1/21	500,000	704,303
Koninklijke (Royal) KPN N.V.
8.375%, 10/1/30	500,000	689,050
Pacific Bell Telephone Co.
7.125%, 3/15/26	200,000	237,267
Qwest Corp.
8.375%, 5/1/16	2,000,000	2,365,000
6.500%, 6/1/17	750,000	819,375
Telecom Italia Capital S.A.
5.250%, 11/15/13	1,065,000	1,144,233
6.175%, 6/18/14	550,000	606,534
6.999%, 6/4/18	500,000	574,362
7.175%, 6/18/19	550,000	645,532
6.375%, 11/15/33	971,000	957,869
7.721%, 6/4/38	500,000	564,644
Telefonica Emisiones S.A.U.
2.582%, 4/26/13	300,000	305,551
4.949%, 1/15/15	230,000	251,662
3.729%, 4/27/15	185,000	193,464
6.221%, 7/3/17	473,000	552,260
5.877%, 7/15/19	290,000	331,857
5.134%, 4/27/20	445,000	484,129
7.045%, 6/20/36	1,500,000	1,796,097
Telefonica Europe B.V.
8.250%, 9/15/30	1,000,000	1,317,624
Verizon Communications, Inc.
7.375%, 9/1/12	55,000	61,641
4.350%, 2/15/13	1,500,000	1,617,390
5.550%, 2/15/16	930,000	1,076,162
5.500%, 2/15/18	918,000	1,056,305
8.750%, 11/1/18	500,000	680,360
7.750%, 12/1/30	779,000	1,005,744
5.850%, 9/15/35	210,000	226,240
6.400%, 2/15/38	833,000	963,429
8.950%, 3/1/39	1,250,000	1,832,838
7.350%, 4/1/39	1,250,000	1,605,080
Verizon New York, Inc. Series A
6.875%, 4/1/12	750,000	808,972

		57,199,108

Wireless Telecommunication Services (0.3%)
Alltel Corp.
7.000%, 7/1/12	300,000	330,044
7.875%, 7/1/32	150,000	199,768
America Movil S.A.B. de C.V.
5.625%, 11/15/17	934,000	1,053,754
5.000%, 3/30/20	1,000,000	1,078,537
6.125%, 3/30/40	1,500,000	1,669,786
Cellco Partnership/Verizon Wireless Capital LLC
5.250%, 2/1/12	600,000	635,336
5.550%, 2/1/14	2,000,000	2,261,710
8.500%, 11/15/18	1,100,000	1,497,793
New Cingular Wireless Services, Inc.
8.125%, 5/1/12	953,000	1,058,743
Rogers Communications, Inc.
6.375%, 3/1/14	1,000,000	1,151,988
6.800%, 8/15/18	700,000	864,729
7.500%, 8/15/38	300,000	392,944
Vodafone Group plc
5.350%, 2/27/12	500,000	529,579
4.150%, 6/10/14	500,000	540,039
5.000%, 9/15/15	1,000,000	1,125,146
5.625%, 2/27/17	$1,500,000	$1,716,527
4.625%, 7/15/18	80,000	87,118
7.875%, 2/15/30	482,000	638,984
6.150%, 2/27/37	473,000	553,916

		17,386,441

Total Telecommunication Services		74,585,549

Utilities (1.8%)
Electric Utilities (1.3%)
Alabama Power Co.
5.500%, 10/15/17	35,000	40,346
Allegheny Energy Supply Co. LLC
8.250%, 4/15/12§	200,000	215,988
Ameren Energy Generating Co.
6.300%, 4/1/20	160,000	158,125
Appalachian Power Co.
5.650%, 8/15/12	500,000	536,363
6.700%, 8/15/37	210,000	243,886
7.000%, 4/1/38	90,000	111,435
Arizona Public Service Co.
8.750%, 3/1/19	115,000	151,087
Baltimore Gas & Electric Co.
6.350%, 10/1/36	500,000	582,399
Carolina Power & Light Co.
5.300%, 1/15/19	1,000,000	1,162,105
CenterPoint Energy Houston Electric LLC
7.000%, 3/1/14	500,000	589,917
Cleco Power LLC
6.500%, 12/1/35	200,000	225,872
Cleveland Electric Illuminating Co.
5.700%, 4/1/17	700,000	777,249
Columbus Southern Power Co.
6.600%, 3/1/33	460,000	559,339
Commonwealth Edison Co.
5.950%, 8/15/16	500,000	593,276
6.150%, 9/15/17	940,000	1,113,550
4.000%, 8/1/20	160,000	167,722
5.875%, 2/1/33	500,000	555,669
5.900%, 3/15/36	441,000	491,764
Connecticut Light & Power Co.
5.500%, 2/1/19	500,000	572,914
Consolidated Edison Co. of New York, Inc.
6.650%, 4/1/19	500,000	628,740
5.500%, 12/1/39	170,000	186,066
Series 02-B
7.125%, 12/1/18	250,000	321,655
Series 07-A
4.875%, 2/1/13	922,000	998,514
Series 08-B
6.300%, 8/15/37	444,000	533,396
Series 09-C
6.750%, 4/1/38	500,000	639,962
Constellation Energy Group, Inc.
7.600%, 4/1/32	500,000	614,137
Consumers Energy Co.
6.700%, 9/15/19	250,000	313,447
Detroit Edison Co.
6.400%, 10/1/13	500,000	572,328
5.600%, 6/15/18	250,000	284,824
6.625%, 6/1/36	200,000	248,763
Duke Energy Carolinas LLC
5.750%, 11/15/13	1,000,000	1,137,273
6.000%, 1/15/38	500,000	591,706

See Notes to Portfolio of Investments.

EQ ADVISORS TRUST

EQ/CORE BOND INDEX PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

September 30, 2010 (Unaudited)

	Principal Amount	Value (Note 1)
Duke Energy Corp.
6.300%, 2/1/14	$500,000	$571,236
3.350%, 4/1/15	400,000	422,068
5.050%, 9/15/19	300,000	333,809
Duke Energy Indiana, Inc.
5.000%, 9/15/13	50,000	54,888
6.050%, 6/15/16	500,000	590,531
6.450%, 4/1/39	155,000	194,826
Duke Energy Ohio, Inc.
5.700%, 9/15/12	880,000	954,738
5.450%, 4/1/19	500,000	586,416
Energy Texas Inc.
7.125%, 2/1/19	500,000	610,953
Entergy Gulf States Louisiana LLC
5.590%, 10/1/24	120,000	136,594
Entergy Louisiana LLC
5.400%, 11/1/24	145,000	167,238
Exelon Corp.
4.900%, 6/15/15	35,000	38,361
5.625%, 6/15/35	500,000	505,771
Exelon Generation Co. LLC
5.350%, 1/15/14	500,000	554,433
6.200%, 10/1/17	250,000	293,099
6.250%, 10/1/39	500,000	535,956
FirstEnergy Corp.
Series B
6.450%, 11/15/11	21,000	22,006
Series C
7.375%, 11/15/31	369,000	400,935
FirstEnergy Solutions Corp.
6.800%, 8/15/39	995,000	1,002,691
Florida Power & Light Co.
5.550%, 11/1/17	500,000	594,112
5.650%, 2/1/37	15,000	16,922
5.950%, 2/1/38	1,000,000	1,175,989
5.690%, 3/1/40	200,000	230,035
Florida Power Corp.
4.800%, 3/1/13	55,000	59,356
4.550%, 4/1/20	100,000	111,258
6.350%, 9/15/37	200,000	245,258
6.400%, 6/15/38	500,000	618,430
5.650%, 4/1/40	150,000	170,313
FPL Group Capital, Inc.
2.550%, 11/15/13	150,000	153,672
7.875%, 12/15/15	200,000	249,211
6.000%, 3/1/19	500,000	579,783
Georgia Power Co.
6.000%, 11/1/13	1,000,000	1,141,478
5.400%, 6/1/18	500,000	579,034
4.250%, 12/1/19	165,000	177,740
5.950%, 2/1/39	250,000	290,463
5.400%, 6/1/40	200,000	215,932
4.750%, 9/1/40	400,000	394,449
Hydro Quebec
7.500%, 4/1/16	2,000,000	2,551,304
Iberdrola International B.V.
6.750%, 7/15/36	500,000	556,739
Illinois Power Co.
9.750%, 11/15/18	1,000,000	1,339,886
Indiana Michigan Power Co.
7.000%, 3/15/19	750,000	920,925
Integrys Energy Group, Inc.
6.110%, 12/1/66(l)	200,000	184,000
Interstate Power and Light Co.
6.250%, 7/15/39	120,000	142,995
Kansas City Power & Light Co.
6.375%, 3/1/18	$500,000	$587,094
Metropolitan Edison Co.
7.700%, 1/15/19	500,000	626,544
MidAmerican Energy Co.
6.750%, 12/30/31	193,000	240,136
5.800%, 10/15/36	500,000	562,753
MidAmerican Energy Holdings Co.
5.000%, 2/15/14	170,000	186,454
5.750%, 4/1/18	750,000	872,824
6.500%, 9/15/37	1,250,000	1,500,996
MidAmerican Funding LLC
6.927%, 3/1/29	482,000	573,957
Nevada Power Co.
7.125%, 3/15/19	500,000	620,467
6.750%, 7/1/37	500,000	608,058
Northern States Power Co.
1.950%, 8/15/15	100,000	101,128
5.250%, 3/1/18	1,000,000	1,154,349
5.350%, 11/1/39	240,000	265,071
4.850%, 8/15/40	100,000	103,403
NSTAR
4.500%, 11/15/19	200,000	220,452
NSTAR Electric Co.
5.500%, 3/15/40	100,000	113,765
Oglethorpe Power Corp.
5.950%, 11/1/39	400,000	470,416
Ohio Power Co.
6.000%, 6/1/16	500,000	581,510
5.375%, 10/1/21	190,000	216,732
Oklahoma Gas & Electric Co.
5.850%, 6/1/40	200,000	226,529
Oncor Electric Delivery Co. LLC
5.950%, 9/1/13	500,000	560,167
6.800%, 9/1/18	500,000	612,413
7.000%, 9/1/22	40,000	50,248
7.250%, 1/15/33	250,000	311,825
7.500%, 9/1/38	500,000	651,501
Pacific Gas & Electric Co.
6.250%, 12/1/13	500,000	570,623
4.800%, 3/1/14	750,000	825,635
6.050%, 3/1/34	1,373,000	1,556,507
5.400%, 1/15/40	200,000	211,006
PacifiCorp
5.500%, 1/15/19	300,000	352,988
5.750%, 4/1/37	30,000	34,061
6.000%, 1/15/39	500,000	588,970
Portland General Electric Co.
6.100%, 4/15/19	200,000	242,703
PPL Electric Utilities Corp.
7.125%, 11/30/13	500,000	586,481
6.250%, 5/15/39	150,000	182,619
PPL Energy Supply LLC
6.400%, 11/1/11	500,000	527,810
6.200%, 5/15/16	500,000	569,388
Progress Energy, Inc.
6.850%, 4/15/12	120,000	130,015
6.050%, 3/15/14	1,000,000	1,138,546
6.000%, 12/1/39	200,000	225,892
PSEG Power LLC
2.500%, 4/15/13	150,000	154,129
5.125%, 4/15/20	120,000	131,934
Public Service Co. of Colorado
6.250%, 9/1/37	329,000	403,036

See Notes to Portfolio of Investments.

EQ ADVISORS TRUST

EQ/CORE BOND INDEX PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

September 30, 2010 (Unaudited)

	Principal Amount	Value (Note 1)
Public Service Electric & Gas Co.
6.330%, 11/1/13	$1,500,000	$1,717,300
5.300%, 5/1/18	250,000	285,647
5.800%, 5/1/37	500,000	579,759
Puget Sound Energy, Inc.
6.274%, 3/15/37	500,000	577,632
5.757%, 10/1/39	200,000	216,964
5.795%, 3/15/40	130,000	141,839
5.764%, 7/15/40	175,000	190,186
San Diego Gas & Electric Co.
5.350%, 5/15/35	100,000	111,323
6.125%, 9/15/37	250,000	308,178
6.000%, 6/1/39	60,000	72,879
SCANA Corp.
6.250%, 4/1/20	200,000	231,526
Sierra Pacific Power Co.
5.450%, 9/1/13	500,000	550,861
South Carolina Electric & Gas Co.
6.050%, 1/15/38	500,000	586,979
Southern California Edison Co.
5.750%, 3/15/14	500,000	574,579
5.500%, 8/15/18	500,000	590,123
5.550%, 1/15/36	500,000	563,402
5.950%, 2/1/38	555,000	657,431
5.500%, 3/15/40	200,000	227,529
Southern Co.
4.150%, 5/15/14	250,000	270,840
Southwestern Electric Power Co.
6.450%, 1/15/19	250,000	284,898
6.200%, 3/15/40	65,000	69,726
Southwestern Public Service Co.
8.750%, 12/1/18	500,000	646,971
Tampa Electric Co.
6.100%, 5/15/18	125,000	147,764
Toledo Edison Co.
7.250%, 5/1/20	585,000	736,705
TransAlta Corp.
4.750%, 1/15/15	600,000	650,946
6.500%, 3/15/40	140,000	151,910
Union Electric Co.
6.700%, 2/1/19	500,000	607,889
8.450%, 3/15/39	160,000	235,563
Virginia Electric & Power Co.
5.400%, 1/15/16	930,000	1,089,788
6.000%, 1/15/36	55,000	64,708
Series A
6.000%, 5/15/37	500,000	590,603
Series B
5.000%, 6/30/19	635,000	723,194
Westar Energy, Inc.
5.100%, 7/15/20	500,000	554,065
Wisconsin Electric Power Co.
4.250%, 12/15/19	600,000	656,471
Wisconsin Power & Light Co.
5.000%, 7/15/19	200,000	228,717
7.600%, 10/1/38	115,000	162,290

		73,103,970

Gas Utilities (0.1%)
Atmos Energy Corp.
8.500%, 3/15/19	300,000	389,985
Boardwalk Pipelines LP
5.750%, 9/15/19	400,000	443,619
Consolidated Natural Gas Co.
6.250%, 11/1/11	100,000	105,458
El Paso Natural Gas Co.
5.950%, 4/15/17	$500,000	$550,487
8.375%, 6/15/32	500,000	605,613
EQT Corp.
8.125%, 6/1/19	450,000	557,911
ONEOK, Inc.
6.000%, 6/15/35	25,000	25,857
Panhandle Eastern Pipeline Co.
6.200%, 11/1/17	250,000	277,615
Southern California Gas Co.
5.500%, 3/15/14	1,250,000	1,419,165
Southern Union Co.
7.600%, 2/1/24	300,000	353,688
Williams Partners LP
3.800%, 2/15/15	350,000	368,281
5.250%, 3/15/20	720,000	782,694
6.300%, 4/15/40	380,000	418,898

		6,299,271

Independent Power Producers & Energy Traders (0.2%)
Tennessee Valley Authority
6.790%, 5/23/12	190,000	209,303
4.750%, 8/1/13	2,000,000	2,214,784
5.500%, 7/18/17	978,000	1,178,537
6.750%, 11/1/25	492,000	663,680
7.125%, 5/1/30	500,000	703,278
5.880%, 4/1/36	35,000	43,910
6.150%, 1/15/38	1,188,000	1,546,445
5.250%, 9/15/39	700,000	812,443
5.375%, 4/1/56	500,000	598,096

		7,970,476

Multi-Utilities (0.2%)
Alliant Energy Corp.
4.000%, 10/15/14	200,000	210,194
Avista Corp.
5.125%, 4/1/22	115,000	127,192
CenterPoint Energy Resources Corp.
7.875%, 4/1/13	300,000	345,450
CenterPoint Energy, Inc.
6.500%, 5/1/18	500,000	580,349
Dominion Resources, Inc.
5.700%, 9/17/12	300,000	327,074
5.150%, 7/15/15	271,000	308,948
5.600%, 11/15/16	80,000	93,690
6.000%, 11/30/17	941,000	1,113,693
5.200%, 8/15/19	170,000	194,396
7.000%, 6/15/38	500,000	645,581
7.500%, 6/30/66(l)	200,000	204,000
DTE Energy Co.
7.625%, 5/15/14	1,100,000	1,307,843
National Grid plc
6.300%, 8/1/16	500,000	590,241
NiSource Finance Corp.
5.400%, 7/15/14	500,000	556,372
10.750%, 3/15/16	250,000	330,221
6.400%, 3/15/18	250,000	289,937
6.800%, 1/15/19	500,000	593,074
PG&E Corp.
5.750%, 4/1/14	500,000	562,216
Sempra Energy
6.500%, 6/1/16	1,000,000	1,196,460
9.800%, 2/15/19	1,000,000	1,394,165
6.000%, 10/15/39	635,000	717,090
United Utilities Group plc
5.375%, 2/1/19	500,000	536,624

See Notes to Portfolio of Investments.

EQ ADVISORS TRUST

EQ/CORE BOND INDEX PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

September 30, 2010 (Unaudited)

	Principal Amount	Value (Note 1)
Veolia Environnement
6.000%, 6/1/18	$454,000	$524,745

		12,749,555

Total Utilities		100,123,272

Total Corporate Bonds		1,156,029,444

Government Securities (75.3%)
Agency ABS (1.8%)
Federal Farm Credit Bank
1.110%, 6/14/12	$400,000	401,932
0.620%, 9/10/12	200,000	200,011
0.790%, 9/27/12	200,000	200,109
1.750%, 2/21/13	2,000,000	2,043,768
1.840%, 3/1/13	500,000	502,370
1.375%, 6/25/13	500,000	508,824
1.400%, 10/28/13	200,000	200,152
2.375%, 4/28/14	200,000	201,989
2.800%, 6/3/15	500,000	501,755
2.620%, 6/15/15	200,000	202,843
Federal Home Loan Bank
1.000%, 12/28/11	1,000,000	1,007,504
1.125%, 5/18/12	3,000,000	3,031,437
0.875%, 7/20/12	400,000	400,098
0.875%, 8/22/12	3,000,000	3,019,068
1.750%, 12/14/12	1,000,000	1,023,620
0.850%, 12/21/12	200,000	200,032
1.850%, 12/21/12	200,000	200,496
1.625%, 3/20/13	6,000,000	6,136,902
1.000%, 5/24/13	200,000	200,010
1.125%, 8/16/13	400,000	400,027
Federal Home Loan Mortgage Corp.
0.900%, 12/23/11	100,000	100,119
1.125%, 4/25/12	400,000	404,186
1.000%, 7/26/12	400,000	400,606
0.750%, 9/17/12	200,000	200,329
2.000%, 11/5/12	1,000,000	1,001,358
1.700%, 12/17/12	600,000	601,430
1.250%, 12/28/12	1,000,000	1,001,523
1.125%, 1/14/13	1,000,000	1,002,944
1.750%, 1/28/13	500,000	502,131
0.950%, 3/7/13	500,000	500,882
1.875%, 3/8/13	400,000	402,101
1.625%, 4/15/13	2,000,000	2,045,340
2.000%, 5/3/13	200,000	200,252
1.875%, 5/10/13	200,000	200,308
1.550%, 7/8/13	1,000,000	1,000,169
1.300%, 7/26/13	1,200,000	1,202,362
1.500%, 7/26/13	800,000	801,955
1.150%, 8/23/13	200,000	200,275
0.875%, 10/28/13	2,000,000	1,999,210
1.500%, 10/28/13	200,000	200,586
1.400%, 11/18/13	400,000	402,461
1.625%, 1/21/14	200,000	201,716
1.450%, 2/24/14	400,000	401,344
1.350%, 3/28/14	400,000	401,088
2.650%, 4/28/14	1,000,000	1,001,682
3.000%, 3/17/15	100,000	101,240
3.000%, 5/18/15	200,000	200,655
3.000%, 5/26/15	200,000	200,721
2.750%, 7/7/15	200,000	200,923
2.375%, 7/28/15	200,000	201,174
2.250%, 8/12/15	500,000	506,265
2.250%, 8/18/15	200,000	200,408
2.000%, 8/25/15	$200,000	$200,751
2.125%, 8/25/15	400,000	401,879
5.000%, 4/29/25	200,000	204,125
5.625%, 11/23/35	500,000	550,173
Federal National Mortgage Association
5.000%, 10/15/11	5,000,000	5,240,945
0.875%, 1/12/12	2,000,000	2,011,032
1.000%, 4/4/12	5,000,000	5,041,105
1.300%, 5/25/12	1,000,000	1,004,066
1.250%, 6/22/12	500,000	506,432
1.100%, 6/28/12	2,000,000	2,002,696
1.000%, 7/27/12	200,000	200,069
0.800%, 8/16/12	400,000	400,339
0.850%, 8/17/12	500,000	500,608
0.750%, 9/17/12	1,000,000	1,001,310
0.625%, 9/24/12	1,000,000	1,002,328
1.000%, 11/19/12	100,000	100,069
1.750%, 12/28/12	400,000	401,149
2.125%, 1/25/13	500,000	502,068
2.050%, 1/28/13	400,000	401,558
1.800%, 2/8/13	400,000	404,115
1.750%, 2/22/13	5,000,000	5,127,240
1.800%, 3/15/13	400,000	402,085
1.850%, 3/25/13	400,000	402,236
2.000%, 4/15/13	500,000	503,523
1.100%, 4/29/13	700,000	701,985
1.875%, 5/6/13	400,000	402,954
1.750%, 5/7/13	5,600,000	5,748,546
2.000%, 5/10/13	2,000,000	2,002,878
2.000%, 6/24/13	1,000,000	1,008,459
1.500%, 6/26/13	1,000,000	1,019,543
1.375%, 7/19/13	1,000,000	1,005,079
1.250%, 7/29/13	800,000	803,007
1.300%, 8/9/13	200,000	200,453
1.250%, 8/16/13	600,000	601,334
1.350%, 8/16/13	1,000,000	1,002,426
2.020%, 8/20/13	200,000	201,558
1.250%, 8/23/13	800,000	801,305
1.125%, 9/17/13	1,000,000	1,001,445
1.000%, 9/23/13	3,000,000	3,011,895
1.200%, 9/27/13	600,000	601,566
1.125%, 10/8/13	400,000	400,198
1.000%, 10/15/13	400,000	398,965
1.500%, 2/4/14	200,000	200,704
1.350%, 2/24/14	400,000	400,902
2.500%, 4/29/14	400,000	400,520
1.550%, 8/12/14	400,000	400,542
1.750%, 8/18/14	200,000	201,935
3.125%, 11/10/14	600,000	601,909
3.125%, 1/21/15	400,000	402,884
2.000%, 2/5/15	200,000	200,269
3.125%, 5/19/15	600,000	601,997
2.375%, 7/28/15	2,000,000	2,077,998
2.150%, 8/4/15	200,000	200,962
2.000%, 8/5/15	400,000	404,390
2.125%, 8/5/15	200,000	202,380
2.150%, 8/12/15	400,000	400,613
2.000%, 8/24/15	400,000	402,937
2.000%, 9/21/15	400,000	401,452
2.000%, 9/30/15	1,000,000	999,397
1.875%, 10/15/15	200,000	199,882
2.600%, 1/27/16	200,000	200,265
2.000%, 3/28/16	200,000	200,448
2.250%, 3/28/16	200,000	200,629
2.350%, 9/23/16	200,000	201,326

See Notes to Portfolio of Investments.

EQ ADVISORS TRUST

EQ/CORE BOND INDEX PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

September 30, 2010 (Unaudited)

	Principal Amount	Value (Note 1)
4.000%, 1/20/17	$1,400,000	$1,414,304
6.000%, 3/9/20	200,000	209,799
4.300%, 3/30/20	200,000	203,520
4.000%, 9/30/25	200,000	199,923
6.000%, 4/18/36	500,000	573,955
Financing Corp.
10.700%, 10/6/17	1,200,000	1,837,046

		101,939,075

Foreign Governments (1.6%)
Canadian Government Bond
2.375%, 9/10/14	1,000,000	1,047,808
Council of Europe Development Bank
2.750%, 2/10/15	500,000	527,782
Export-Import Bank of Korea
8.125%, 1/21/14	1,000,000	1,173,750
5.875%, 1/14/15	700,000	782,321
4.125%, 9/9/15	400,000	420,146
5.125%, 6/29/20	500,000	538,389
Federative Republic of Brazil
6.000%, 1/17/17	3,000,000	3,495,000
8.000%, 1/15/18	2,500,000	2,988,750
5.875%, 1/15/19	2,500,000	2,931,250
8.875%, 4/15/24	615,000	902,512
8.750%, 2/4/25	1,500,000	2,200,995
8.250%, 1/20/34	3,155,000	4,590,525
7.125%, 1/20/37	50,000	65,750
Hungary Government International Bond
4.750%, 2/3/15	500,000	508,041
Israel Government AID Bond
5.500%, 4/26/24	1,500,000	1,864,503
Japan Finance Organization for Municipalities
5.000%, 5/16/17	1,000,000	1,164,222
Province of British Columbia
2.850%, 6/15/15	620,000	659,334
6.500%, 1/15/26	300,000	399,932
7.250%, 9/1/36	1,000,000	1,502,307
Province of Manitoba
2.125%, 4/22/13	500,000	517,355
4.900%, 12/6/16	650,000	756,867
Province of Nova Scotia
5.125%, 1/26/17	1,025,000	1,193,571
Province of Ontario
2.625%, 1/20/12	4,700,000	4,818,933
5.125%, 7/17/12	75,000	80,949
3.500%, 7/15/13	1,000,000	1,069,790
4.100%, 6/16/14	1,500,000	1,647,798
2.950%, 2/5/15	2,000,000	2,117,144
5.450%, 4/27/16	700,000	826,211
4.000%, 10/7/19	500,000	539,735
Province of Quebec
4.600%, 5/26/15	1,270,000	1,438,728
5.125%, 11/14/16	20,000	23,390
4.625%, 5/14/18	1,000,000	1,139,095
7.125%, 2/9/24	100,000	138,158
7.500%, 9/15/29	2,070,000	3,015,986
Republic of Chile
5.500%, 1/15/13	650,000	709,456
3.875%, 8/5/20	400,000	414,908
Republic of Italy
5.625%, 6/15/12	1,998,000	2,126,857
2.125%, 10/5/12	1,000,000	1,007,457
4.500%, 1/21/15	3,002,000	3,216,214
5.250%, 9/20/16	1,000,000	1,101,443
5.375%, 6/12/17	1,000,000	1,104,089
6.875%, 9/27/23	$1,003,000	$1,216,749
5.375%, 6/15/33	1,525,000	1,552,424
Republic of Korea
4.250%, 6/1/13	500,000	530,759
5.750%, 4/16/14	500,000	560,571
4.875%, 9/22/14	545,000	597,071
7.125%, 4/16/19	700,000	891,848
Republic of Panama
5.200%, 1/30/20	700,000	775,250
7.125%, 1/29/26	600,000	762,000
8.875%, 9/30/27	350,000	508,375
9.375%, 4/1/29	350,000	530,250
6.700%, 1/26/36	680,000	834,700
Republic of Peru
8.375%, 5/3/16	700,000	885,500
7.125%, 3/30/19	1,000,000	1,252,500
7.350%, 7/21/25	600,000	778,500
6.550%, 3/14/37	678,000	822,075
Republic of Poland
6.250%, 7/3/12	500,000	541,886
5.250%, 1/15/14	500,000	545,766
5.000%, 10/19/15	500,000	546,315
6.375%, 7/15/19	1,090,000	1,284,205
Republic of South Africa
6.500%, 6/2/14	500,000	568,750
6.875%, 5/27/19	1,445,000	1,766,513
5.875%, 5/30/22	605,000	698,775
State of Israel
4.625%, 6/15/13	300,000	323,601
5.500%, 11/9/16	464,000	538,298
5.125%, 3/26/19	575,000	636,474
United Mexican States
5.875%, 2/17/14	2,500,000	2,825,000
6.625%, 3/3/15	474,000	556,950
5.625%, 1/15/17	574,000	656,656
5.950%, 3/19/19	1,000,000	1,173,500
8.125%, 12/30/19	1,458,000	1,971,945
5.125%, 1/15/20	1,000,000	1,117,500
8.300%, 8/15/31	1,468,000	2,095,570
6.750%, 9/27/34	886,000	1,100,855
6.050%, 1/11/40	1,050,000	1,202,250

		89,416,832

Municipal Bonds (0.6%)
American Municipal Power-Ohio, Inc.
6.449%, 2/15/44	200,000	214,812
Bay Area Toll Authority California State
6.793%, 4/1/30	200,000	212,226
6.918%, 4/1/40	200,000	216,740
6.263%, 4/1/49	1,000,000	1,116,170
7.043%, 4/1/50	400,000	440,632
Central Puget Sound Washington Regional Transportation Authority
5.491%, 11/1/39	200,000	219,078
City & County of Denver, Colorado
5.650%, 8/1/30	200,000	206,950
City of Chicago, Illinois
6.845%, 1/1/38	85,000	89,265
6.395%, 1/1/40	70,000	74,363
City of San Antonio, Texas
5.985%, 2/1/39	125,000	148,176
Clark County, Nevada Airport
6.881%, 7/1/42	200,000	208,310
6.820%, 7/1/45	300,000	332,685

See Notes to Portfolio of Investments.

EQ ADVISORS TRUST

EQ/CORE BOND INDEX PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

September 30, 2010 (Unaudited)

	Principal Amount	Value (Note 1)
Dallas, Texas Area Rapid Transit
4.922%, 12/1/41	$100,000	$101,483
5.022%, 12/1/48	250,000	251,052
Indianapolis, Indiana Local Public Improvement
6.116%, 1/15/40	200,000	223,916
Los Angeles Department of Airports
6.582%, 5/15/39	200,000	222,820
Los Angeles Department of Water & Power
6.008%, 7/1/39	200,000	217,028
Los Angeles, California Community College District
6.600%, 8/1/42	200,000	220,700
6.750%, 8/1/49	400,000	447,460
Los Angeles, California Unified School District
5.755%, 7/1/29	200,000	204,562
5.750%, 7/1/34	400,000	404,080
6.758%, 7/1/34	1,155,000	1,309,909
Massachusetts State Water Pollution Abatement
5.192%, 8/1/40	285,000	297,369
Metropolitan Government of Nashville & Davidson County Convention Center Authority
6.731%, 7/1/43	100,000	107,441
Metropolitan Transportation Authority
5.871%, 11/15/39	200,000	200,600
6.668%, 11/15/39	150,000	163,842
6.687%, 11/15/40	1,000,000	1,091,790
Municipal Electric Authority of Georgia
6.637%, 4/1/57	200,000	215,036
7.055%, 4/1/57	200,000	195,380
New Jersey State Turnpike Authority
7.414%, 1/1/40	365,000	453,166
New Jersey Transportation Trust Fund Authority
6.875%, 12/15/39	200,000	212,332
New York City Municipal Water Finance Authority
5.750%, 6/15/41	400,000	431,180
5.724%, 6/15/42	380,000	408,492
5.952%, 6/15/42	400,000	444,516
6.011%, 6/15/42	65,000	72,480
New York City Transitional Finance Authority
5.508%, 8/1/37	600,000	623,730
New York State Dormitory Authority
5.500%, 3/15/30	350,000	367,563
5.600%, 3/15/40	300,000	317,286
New York State Urban Development Corp.
5.770%, 3/15/39	200,000	211,948
Ohio State University
4.910%, 6/1/40	400,000	407,772
Oregon State Department of Transportation
5.834%, 11/15/34	300,000	340,005
Pennsylvania State Turnpike Commission
6.105%, 12/1/39	500,000	548,430
5.511%, 12/1/45	340,000	341,741
5.561%, 12/1/49	400,000	402,152
Port of Seattle
7.000%, 5/1/36	1,000,000	1,104,330
Salt River Project Agricultural Improvement & Power District
4.839%, 1/1/41	120,000	120,802
San Diego County, California Water Authority
6.138%, 5/1/49	200,000	222,010
San Francisco City & County Public Utilities Commission
6.000%, 11/1/40	600,000	627,228
State of California
4.850%, 10/1/14	500,000	525,685
5.450%, 4/1/15	250,000	269,300
5.950%, 4/1/16	$35,000	$38,479
5.750%, 3/1/17	200,000	218,806
6.200%, 3/1/19	200,000	220,278
6.200%, 10/1/19	400,000	442,868
6.650%, 3/1/22	200,000	222,636
7.500%, 4/1/34	1,500,000	1,631,970
7.950%, 3/1/36	200,000	214,420
7.550%, 4/1/39	665,000	723,194
7.300%, 10/1/39	200,000	211,690
7.350%, 11/1/39	450,000	480,281
7.625%, 3/1/40	465,000	511,444
State of Georgia
4.503%, 11/1/25	200,000	217,434
State of Illinois
2.766%, 1/1/12	200,000	201,642
3.321%, 1/1/13	200,000	203,068
4.071%, 1/1/14	200,000	206,744
4.421%, 1/1/15	200,000	208,432
5.100%, 6/1/33	3,000,000	2,517,000
State of Illinois Toll Highway Authority
6.184%, 1/1/34	110,000	117,491
5.851%, 12/1/34	200,000	205,848
State of Massachusetts
4.910%, 5/1/29	100,000	101,362
4.500%, 8/1/31	150,000	145,092
5.456%, 12/1/39	400,000	434,036
State of New York
5.206%, 10/1/31	300,000	293,325
State of Texas
4.631%, 4/1/33	200,000	201,878
4.681%, 4/1/40	180,000	180,932
State of Utah
4.554%, 7/1/24	240,000	257,635
3.539%, 7/1/25	200,000	199,772
State of Washington
5.090%, 8/1/33	200,000	212,056
5.481%, 8/1/39	200,000	216,902
5.140%, 8/1/40	200,000	208,478
State Public School Building Authority of Pennsylvania
5.000%, 9/15/27	200,000	200,696
Texas State Transportation Commission
5.178%, 4/1/30	1,000,000	1,074,750
University of Texas
4.794%, 8/15/46	355,000	360,389
University of Virginia
6.200%, 9/1/39	250,000	309,612
Utah Transit Authority
5.937%, 6/15/39	80,000	93,505
Virginia Commonwealth Transportation Board
5.350%, 5/15/35	400,000	431,944

		31,522,112

Supranational (1.5%)
African Development Bank
1.000%, 11/23/11	500,000	497,939
1.875%, 1/23/12	500,000	508,739
1.750%, 10/1/12	300,000	306,127
3.000%, 5/27/14	500,000	534,435
6.875%, 10/15/15	200,000	243,664
Asian Development Bank
2.125%, 3/15/12	3,000,000	3,067,707
2.750%, 5/21/14	600,000	636,254
5.500%, 6/27/16	2,000,000	2,406,158

See Notes to Portfolio of Investments.

EQ ADVISORS TRUST

EQ/CORE BOND INDEX PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

September 30, 2010 (Unaudited)

	Principal Amount	Value (Note 1)
Corp. Andina de Fomento
3.750%, 1/15/16	$500,000	$502,193
8.125%, 6/4/19	875,000	1,089,227
Eksportfinans A/S
5.000%, 2/14/12	1,930,000	2,042,957
3.000%, 11/17/14	500,000	527,203
5.500%, 6/26/17	1,000,000	1,181,344
European Bank for Reconstruction & Development
3.625%, 6/17/13	400,000	429,492
2.750%, 4/20/15	700,000	740,772
European Investment Bank
3.250%, 10/14/11	3,000,000	3,088,497
2.625%, 11/15/11	1,500,000	1,536,724
2.000%, 2/10/12	2,500,000	2,549,805
1.750%, 9/14/12	2,000,000	2,046,522
1.625%, 3/15/13	1,000,000	1,020,957
2.875%, 3/15/13	2,000,000	2,103,344
2.375%, 3/14/14	3,000,000	3,130,068
4.625%, 5/15/14	3,760,000	4,218,269
3.125%, 6/4/14	1,000,000	1,072,215
2.875%, 1/15/15	1,000,000	1,063,727
2.750%, 3/23/15	1,500,000	1,590,258
4.875%, 2/16/16	2,018,000	2,344,315
4.875%, 1/17/17	55,000	64,263
5.125%, 5/30/17	2,500,000	2,972,667
2.875%, 9/15/20	1,000,000	1,013,678
4.875%, 2/15/36	500,000	557,512
Export Development Canada
2.625%, 11/15/11	1,000,000	1,025,160
2.375%, 3/19/12	1,000,000	1,027,689
1.750%, 9/24/12	500,000	511,300
3.500%, 5/16/13	500,000	535,279
2.250%, 5/28/15	1,000,000	1,039,161
Inter-American Development Bank
3.250%, 11/15/11	1,000,000	1,030,875
4.750%, 10/19/12	500,000	541,197
1.750%, 10/22/12	2,000,000	2,047,092
3.000%, 4/22/14	1,500,000	1,600,479
2.250%, 7/15/15	1,000,000	1,037,826
5.125%, 9/13/16	1,000,000	1,181,538
4.250%, 9/10/18	1,467,000	1,670,351
3.875%, 9/17/19	1,000,000	1,104,648
International Bank for Reconstruction & Development
2.000%, 4/2/12	4,000,000	4,095,716
3.500%, 10/8/13	2,000,000	2,158,966
1.125%, 8/25/14	1,000,000	1,004,745
2.375%, 5/26/15	2,500,000	2,616,593
5.000%, 4/1/16	500,000	583,935
7.625%, 1/19/23	491,000	712,690
4.750%, 2/15/35	540,000	620,103
International Finance Corp.
3.500%, 5/15/13	1,300,000	1,394,225
3.000%, 4/22/14	1,545,000	1,652,920
Japan Finance Corp.
1.500%, 7/6/12	700,000	707,808
2.125%, 11/5/12	2,000,000	2,046,102
2.875%, 2/2/15	1,500,000	1,582,168
Korea Development Bank
5.300%, 1/17/13	1,100,000	1,174,632
5.750%, 9/10/13	70,000	76,630
8.000%, 1/23/14	1,000,000	1,169,757
4.375%, 8/10/15	500,000	530,389
Nordic Investment Bank
1.625%, 1/28/13	500,000	509,807
2.625%, 10/6/14	$1,000,000	$1,051,197
5.000%, 2/1/17	500,000	585,156
Svensk Exportkredit AB
3.250%, 9/16/14	500,000	533,054
5.125%, 3/1/17	250,000	290,092

		84,536,312

U.S. Government Agencies (36.4%)
Federal Farm Credit Bank
2.000%, 1/17/12	1,000,000	1,020,329
2.125%, 6/18/12	2,000,000	2,053,978
1.875%, 12/7/12	600,000	615,659
2.625%, 4/17/14	50,000	52,702
3.000%, 9/22/14	1,000,000	1,072,015
5.125%, 8/25/16	485,000	577,330
4.875%, 1/17/17	4,895,000	5,687,804
Federal Home Loan Bank
4.875%, 11/18/11	8,830,000	9,275,306
2.250%, 4/13/12	5,000,000	5,136,755
5.750%, 5/15/12	100,000	108,527
1.875%, 6/20/12	3,050,000	3,121,763
2.000%, 10/5/12	1,000,000	1,000,184
1.625%, 11/21/12	3,000,000	3,065,229
3.375%, 2/27/13	6,000,000	6,385,824
5.125%, 8/14/13	3,000,000	3,371,940
4.000%, 9/6/13	120,000	130,901
2.500%, 10/15/13	400,000	400,272
3.625%, 10/18/13	5,000,000	5,425,940
5.500%, 8/13/14	3,000,000	3,496,152
5.375%, 5/18/16	2,100,000	2,506,638
4.750%, 12/16/16	5,025,000	5,846,040
4.875%, 5/17/17	2,130,000	2,495,738
5.250%, 6/5/17	950,000	1,125,757
5.000%, 11/17/17	4,040,000	4,785,586
5.500%, 7/15/36	860,000	1,052,060
Federal Home Loan Bank/Illinois
5.625%, 6/13/16	1,000,000	1,116,444
Federal Home Loan Mortgage Corp.
1.125%, 12/15/11	2,000,000	2,017,866
5.750%, 1/15/12	75,000	80,073
4.750%, 3/5/12	3,900,000	4,139,788
2.125%, 3/23/12	5,000,000	5,122,785
2.000%, 4/27/12	550,000	554,637
1.750%, 6/15/12	5,050,000	5,158,651
5.125%, 7/15/12	75,000	81,130
4.125%, 12/21/12	2,000,000	2,153,218
2.500%, 4/8/13	1,750,000	1,768,540
3.500%, 5/29/13	5,000,000	5,363,165
4.875%, 11/15/13	3,844,000	4,320,245
2.500%, 1/7/14	4,170,000	4,376,307
4.500%, 1/15/14	170,000	189,402
5.500%, 2/1/14	27,730	29,794
2.500%, 4/23/14	50,000	52,559
2.750%, 4/29/14	1,000,000	1,013,254
5.000%, 7/15/14	5,000,000	5,700,800
3.000%, 7/28/14	800,000	855,626
3.000%, 12/30/14	600,000	604,116
4.500%, 1/15/15	1,916,000	2,171,817
4.750%, 11/17/15	8,836,000	10,213,524
5.125%, 10/18/16	1,500,000	1,770,719
6.000%, 2/1/17	56,071	60,494
6.000%, 4/1/17	45,141	48,724
4.875%, 6/13/18	12,000,000	14,098,152
3.750%, 3/27/19	1,025,000	1,114,538
4.000%, 12/1/20	110,604	116,743

See Notes to Portfolio of Investments.

EQ ADVISORS TRUST

EQ/CORE BOND INDEX PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

September 30, 2010 (Unaudited)

	Principal Amount	Value (Note 1)
5.500%, 3/1/21	$140,775	$152,004
4.500%, 4/1/21	5,215,439	5,511,048
4.500%, 6/1/21	96,830	102,379
5.000%, 7/1/21	147,804	157,533
4.500%, 8/1/21	156,604	165,920
6.000%, 9/1/21	32,316	34,955
5.000%, 5/1/22	174,548	185,055
5.000%, 6/1/22	25,689	27,235
5.500%, 6/1/22	9,146	9,827
5.000%, 8/1/22	96,853	102,684
5.500%, 8/1/22	562,028	603,872
6.000%, 9/1/22	986,603	1,066,263
5.000%, 11/1/22	78,569	83,299
5.500%, 11/1/22	76,714	82,425
5.000%, 1/1/23	522,506	553,959
5.000%, 2/1/23	114,169	121,042
5.500%, 2/1/23	631,019	678,000
5.000%, 3/1/23	1,735,262	1,839,717
5.000%, 4/1/23	1,386,574	1,470,039
5.000%, 5/1/23	3,269,433	3,489,099
5.500%, 5/1/23	78,366	84,200
5.000%, 6/1/23	1,043,431	1,106,241
5.000%, 7/1/23	5,163,285	5,474,090
5.000%, 8/1/23	56,264	59,651
5.500%, 8/1/23	8,318,575	8,937,919
6.000%, 8/1/23	410,600	442,983
5.000%, 9/1/23	13,668	14,491
6.000%, 9/1/23	84,795	91,602
5.000%, 10/1/23	246,222	261,043
5.500%, 10/1/23	116,992	125,703
5.000%, 11/1/23	988,532	1,048,037
5.500%, 11/1/23	143,548	154,236
4.500%, 12/1/23	3,937,707	4,151,051
5.000%, 12/1/23	13,749	14,576
5.000%, 1/1/24	2,083,770	2,209,203
6.000%, 1/1/24	593,745	640,572
5.000%, 2/1/24	372,679	395,112
6.000%, 2/1/24	719,795	776,563
5.000%, 3/1/24	441,971	468,576
5.000%, 4/1/24	805,713	854,213
4.000%, 5/1/24	3,832,988	4,006,221
4.000%, 7/1/24	7,003,957	7,326,134
4.500%, 7/1/24	16,403,482	17,251,210
4.000%, 8/1/24	1,809,227	1,890,995
4.000%, 2/1/25	12,522,891	13,081,040
5.000%, 5/1/25	4,748,257	5,034,080
5.000%, 8/1/26	104,395	110,226
5.500%, 8/1/26	43,422	46,457
6.500%, 9/1/27	53,741	58,875
6.750%, 3/15/31	1,190,000	1,664,948
6.250%, 7/15/32	1,756,000	2,357,904
4.696%, 2/1/34(l)	86,488	90,772
5.000%, 4/1/34	607,482	643,053
5.000%, 6/1/34	5,253,252	5,560,855
5.000%, 10/1/34	3,337,726	3,530,558
4.776%, 1/1/35(l)	614,889	648,642
2.375%, 2/1/35(l)	140,853	146,683
6.000%, 2/1/35	328,637	357,457
5.000%, 5/1/35	8,235,877	8,711,691
3.022%, 8/1/35(l)	71,433	74,933
5.500%, 10/1/35	146,126	156,000
5.500%, 11/1/35	5,663,519	6,046,249
5.000%, 12/1/35	6,422,977	6,781,007
5.000%, 3/1/36	702,123	739,835
6.000%, 3/1/36	209,238	226,803
5.327%, 4/1/36(l)	$600,522	$634,030
5.535%, 4/1/36(l)	1,031,639	1,095,887
4.500%, 5/1/36	117,318	122,707
5.000%, 5/1/36	86,652	91,306
6.000%, 6/1/36	9,707,420	10,501,077
5.000%, 8/1/36	74,584	78,590
6.500%, 8/1/36	15,477,877	16,900,229
5.500%, 9/1/36	483,520	514,685
6.000%, 9/1/36	216,868	234,056
5.000%, 10/1/36	17,120,965	18,086,026
5.868%, 11/1/36(l)	418,593	440,903
6.000%, 11/1/36	2,638,832	2,847,980
6.500%, 11/1/36	106,181	115,936
5.500%, 12/1/36	261,300	278,141
6.500%, 12/1/36	65,562	71,504
5.500%, 1/1/37	2,557,718	2,720,173
5.529%, 1/1/37(l)	4,080,696	4,327,037
5.639%, 1/1/37(l)	999,418	1,058,447
5.500%, 4/1/37	3,770,976	4,032,280
6.000%, 4/1/37	24,325	26,162
5.500%, 5/1/37	66,336	70,549
5.752%, 5/1/37(l)	5,959,303	6,365,277
6.000%, 5/1/37	357,992	385,024
5.395%, 6/1/37(l)	378,399	404,177
5.448%, 6/1/37(l)	3,064,148	3,272,892
5.495%, 6/1/37(l)	395,561	422,508
6.000%, 6/1/37	1,066,988	1,163,225
5.421%, 7/1/37(l)	636,893	680,281
5.500%, 8/1/37	327,845	349,181
6.000%, 8/1/37	2,766,172	2,974,175
5.500%, 9/1/37	153,694	163,312
5.500%, 10/1/37	2,060,799	2,189,760
6.000%, 10/1/37	4,468,737	4,843,866
6.500%, 10/1/37	2,244,066	2,444,630
5.420%, 11/1/37(l)	3,534,019	3,732,615
6.000%, 11/1/37	320,661	344,720
6.500%, 11/1/37	418,517	455,661
5.500%, 12/1/37	1,200,117	1,274,510
5.231%, 1/1/38(l)	4,294,607	4,503,477
5.500%, 1/1/38	171,742	182,436
6.000%, 1/1/38	1,308,355	1,405,511
6.500%, 1/1/38	155,096	169,442
5.500%, 2/1/38	113,602	120,817
6.000%, 2/1/38	453,822	487,522
6.500%, 2/1/38	2,602,141	2,833,081
5.000%, 3/1/38	1,203,592	1,264,289
6.000%, 3/1/38	93,291	100,219
5.500%, 4/1/38	16,678,650	17,748,041
5.000%, 5/1/38	538,331	565,479
5.500%, 5/1/38	2,452,248	2,601,873
6.000%, 5/1/38	6,845,350	7,353,671
5.500%, 6/1/38	1,527,930	1,622,041
5.000%, 7/1/38	9,708,177	10,197,758
5.500%, 7/1/38	3,167,304	3,360,559
6.000%, 7/1/38	10,257,027	11,109,773
5.500%, 8/1/38	9,072,705	9,626,282
5.500%, 9/1/38	282,811	299,802
6.000%, 9/1/38	3,332,700	3,574,930
6.500%, 9/1/38	208,591	226,973
5.500%, 10/1/38	6,862,780	7,275,083
6.000%, 10/1/38	2,726,096	2,922,566
6.500%, 10/1/38	1,065,226	1,159,764
5.000%, 11/1/38	8,373,171	8,850,376
5.500%, 11/1/38	1,555,448	1,648,896
6.000%, 11/1/38	64,859	69,534

See Notes to Portfolio of Investments.

EQ ADVISORS TRUST

EQ/CORE BOND INDEX PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

September 30, 2010 (Unaudited)

	Principal Amount	Value (Note 1)
5.000%, 12/1/38	$1,068,743	$1,122,639
5.500%, 12/1/38	5,787,300	6,165,735
6.000%, 12/1/38	12,467,782	13,428,678
6.500%, 12/1/38	6,491,786	7,063,875
5.000%, 1/1/39	106,068	111,416
5.500%, 1/1/39	24,760,060	26,402,430
4.500%, 2/1/39	9,958,783	10,360,246
5.500%, 2/1/39	530,108	561,956
6.500%, 2/1/39	1,512,824	1,646,142
5.000%, 3/1/39	29,306,100	31,016,050
5.500%, 3/1/39	409,375	433,969
4.000%, 4/1/39	3,374,056	3,466,052
4.500%, 4/1/39	2,946,165	3,064,932
5.500%, 4/1/39	292,216	309,771
4.000%, 5/1/39	12,279,295	12,614,097
4.000%, 6/1/39	2,866,037	2,944,181
4.500%, 6/1/39	24,305,253	25,285,059
5.500%, 6/1/39	159,735	169,331
4.000%, 7/1/39	3,136,748	3,222,274
4.500%, 7/1/39	10,462,609	10,884,383
5.000%, 7/1/39	14,926,724	15,679,474
5.500%, 7/1/39	1,809,052	1,917,737
4.500%, 8/1/39	1,018,605	1,073,992
5.000%, 8/1/39	1,871,972	1,983,340
5.500%, 8/1/39	4,009,672	4,273,893
4.500%, 9/1/39	4,318,762	4,514,456
5.000%, 9/1/39	3,840,606	4,082,294
4.500%, 10/1/39	14,082,946	14,674,652
4.000%, 12/1/39	1,987,477	2,041,666
4.500%, 1/1/40	7,810,798	8,174,489
4.500%, 2/1/40	4,871,746	5,098,587
4.500%, 3/1/40	1,974,037	2,077,057
5.500%, 3/1/40	4,476,875	4,750,034
4.500%, 7/1/40	14,942,134	15,544,488
5.000%, 7/1/40	11,917,836	12,582,162
4.500%, 8/1/40	10,028,292	10,432,557
4.500%, 9/1/40	15,000,000	15,698,438
4.000%, 10/1/40	5,000,000	5,136,328
4.000%, 10/15/25 TBA	5,000,000	5,217,969
6.000%, 9/15/40 TBA	5,000,000	5,371,679
5.000%, 10/15/40 TBA	3,000,000	3,151,875
6.000%, 10/15/40 TBA	3,000,000	3,217,266
Federal National Mortgage Association
5.500%, 4/1/11	1,929	2,076
6.000%, 8/1/11	400,397	432,085
1.000%, 11/23/11	2,335,000	2,352,253
2.000%, 1/9/12	2,000,000	2,040,544
2.250%, 2/24/12	500,000	503,492
1.875%, 4/20/12	50,000	51,092
6.000%, 5/1/12	455,011	465,145
4.875%, 5/18/12	250,000	267,828
6.000%, 8/1/12	522,373	534,646
1.750%, 8/10/12	10,000,000	10,225,360
1.875%, 10/29/12	1,000,000	1,000,940
3.625%, 2/12/13	3,000,000	3,207,828
4.375%, 3/15/13	115,000	125,197
1.500%, 7/19/13	1,000,000	1,002,040
4.625%, 10/15/13	4,799,000	5,337,625
5.125%, 1/2/14	90,000	99,827
6.000%, 2/1/14	378,015	407,931
2.750%, 2/5/14	5,000,000	5,290,555
3.150%, 2/18/14	250,000	252,209
2.750%, 3/13/14	5,150,000	5,454,344
6.000%, 4/1/14	1,233,757	1,331,397
2.900%, 4/7/14	500,000	505,933
2.500%, 5/15/14	$150,000	$157,414
3.000%, 7/28/14	1,000,000	1,018,192
3.000%, 9/16/14	2,000,000	2,138,258
3.000%, 9/29/14	1,000,000	1,023,437
4.625%, 10/15/14	5,000,000	5,665,640
2.625%, 11/20/14	1,000,000	1,054,295
4.375%, 10/15/15	1,434,000	1,626,397
6.000%, 4/1/16	448,698	484,208
5.375%, 7/15/16	2,000,000	2,380,330
5.250%, 9/15/16	100,000	118,550
4.875%, 12/15/16	1,400,000	1,633,734
5.500%, 2/1/17	66,989	72,094
5.000%, 2/13/17	1,635,000	1,919,372
5.500%, 6/1/17	21,581	23,283
5.375%, 6/12/17	5,150,000	6,188,503
5.500%, 8/1/17	25,138	27,188
5.500%, 10/1/17	20,879	22,593
6.000%, 11/1/17	4,739,465	5,114,549
5.500%, 1/1/18	64,589	69,969
5.500%, 4/1/18	74,819	81,199
5.500%, 11/1/18	647,152	698,680
5.500%, 3/1/19	72,199	78,269
5.500%, 5/1/19	177,464	192,466
5.500%, 7/1/19	15,349	16,637
5.500%, 8/1/19	122,410	132,642
5.500%, 9/1/19	38,083	41,266
5.500%, 11/1/19	56,114	60,778
5.500%, 6/1/20	596,107	646,343
6.000%, 6/1/20	431,599	465,755
4.500%, 8/1/20	163,650	173,693
4.000%, 9/1/20	73,098	77,178
5.500%, 10/1/20	117,374	126,929
5.500%, 1/1/21	146,996	158,991
5.500%, 2/1/21	37,042	40,057
5.000%, 6/1/21	211,510	225,894
5.500%, 6/1/21	36,293	39,213
6.000%, 8/1/21	304,656	329,989
6.000%, 10/1/21	51,795	56,120
5.500%, 7/1/22	1,048,078	1,128,068
5.500%, 9/1/22	116,204	125,410
5.000%, 12/1/22	1,391,711	1,475,921
5.500%, 12/1/22	2,075,662	2,233,607
5.000%, 1/1/23	157,683	167,224
5.500%, 1/1/23	6,088,207	6,551,482
5.000%, 3/1/23	569,113	603,549
5.500%, 3/1/23	247,774	266,628
4.000%, 4/1/23	1,303,315	1,366,291
4.500%, 4/1/23	273,976	288,992
5.000%, 4/1/23	780,785	828,028
4.500%, 5/1/23	857,244	904,225
5.000%, 5/1/23	930,179	986,462
6.000%, 5/1/23	1,387,195	1,498,712
4.000%, 6/1/23	801,482	840,210
4.500%, 6/1/23	4,688,394	4,953,461
5.000%, 6/1/23	9,669,080	10,254,134
5.000%, 7/1/23	3,675,626	3,898,030
6.000%, 7/1/23	2,239,042	2,419,040
5.000%, 8/1/23	1,744,521	1,850,078
5.500%, 8/1/23	2,480,076	2,668,794
5.500%, 9/1/23	125,525	135,155
5.000%, 10/1/23	14,668	15,555
4.000%, 4/1/24	9,768,685	10,219,342
4.500%, 4/1/24	10,106,297	10,638,062
4.000%, 6/1/24	5,154,670	5,389,247
4.500%, 7/1/24	4,136,266	4,352,612

See Notes to Portfolio of Investments.

EQ ADVISORS TRUST

EQ/CORE BOND INDEX PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

September 30, 2010 (Unaudited)

	Principal Amount	Value (Note 1)
4.000%, 8/1/24	$1,681,691	$1,758,221
4.500%, 8/1/24	9,614,663	10,117,556
4.500%, 1/1/25	15,773,759	16,588,942
4.000%, 3/1/25	17,838,563	18,662,342
5.000%, 3/1/25	5,211,861	5,527,219
5.800%, 2/9/26	481,000	488,698
5.500%, 4/1/26	51,986	55,722
5.000%, 5/1/26	65,436	69,229
6.000%, 10/1/26	627,384	677,208
7.125%, 1/15/30	1,474,000	2,108,332
7.250%, 5/15/30	1,000,000	1,455,259
6.625%, 11/15/30	4,100,000	5,640,575
7.000%, 4/1/32	17,506	19,577
6.500%, 6/1/32	35,287	39,304
6.500%, 8/1/32	35,454	39,495
6.500%, 9/1/32	284,513	316,899
5.500%, 12/1/32	13,364	14,345
5.000%, 1/1/33	668,869	709,550
5.500%, 3/1/33	704,845	756,607
5.500%, 6/1/33	39,914	42,839
6.000%, 6/1/33	18,454	20,227
5.000%, 7/1/33	254,224	269,647
5.000%, 8/1/33	1,753,746	1,860,299
5.000%, 11/1/33	643,778	682,731
5.500%, 11/1/33	4,082,090	4,381,869
4.810%, 1/1/34(l)	2,700,728	2,822,475
5.000%, 2/1/34	376,647	399,378
6.000%, 2/1/34	649,611	712,035
5.000%, 3/1/34	1,042,095	1,105,150
5.000%, 4/1/34	713,982	757,072
5.000%, 5/1/34	767,032	813,324
4.172%, 6/1/34(l)	39,466	41,663
5.000%, 7/1/34	1,022,748	1,084,472
5.500%, 7/1/34	4,591,139	4,921,845
5.000%, 8/1/34	1,611,349	1,708,849
5.500%, 8/1/34	47,895	51,345
6.000%, 8/1/34	385,050	421,570
5.500%, 11/1/34	1,389,859	1,489,972
5.000%, 12/1/34	1,134,209	1,202,661
2.582%, 1/1/35(l)	91,531	96,063
5.000%, 2/1/35	232,127	245,701
6.500%, 2/1/35	338,859	374,043
5.000%, 3/1/35	283,617	300,468
5.000%, 4/1/35	13,399,060	14,182,592
6.000%, 4/1/35	2,152,100	2,361,594
5.000%, 5/1/35	1,896,201	2,007,084
5.500%, 5/1/35	30,165,454	32,310,031
5.000%, 6/1/35	3,040,131	3,216,007
5.000%, 7/1/35	5,948,016	6,306,988
5.500%, 8/1/35	2,540,154	2,719,676
3.130%, 9/1/35(l)	158,951	167,022
4.500%, 9/1/35	4,937,573	5,179,244
5.000%, 9/1/35	332,172	352,271
5.500%, 9/1/35	3,679,818	3,934,531
4.500%, 10/1/35	103,582	108,587
5.000%, 10/1/35	6,188,654	6,546,678
5.500%, 10/1/35	10,247,421	10,958,640
5.000%, 11/1/35	12,703,547	13,438,422
5.500%, 12/1/35	11,986,391	12,819,975
6.500%, 1/1/36	141,331	155,916
5.000%, 2/1/36	4,818,173	5,093,901
5.000%, 3/1/36	3,853,066	4,073,564
6.000%, 3/1/36	6,379,100	6,932,287
6.000%, 4/1/36	3,159,974	3,420,179
5.000%, 6/1/36	1,003,272	1,058,648
5.500%, 6/1/36	$5,848,101	$6,243,703
6.077%, 6/1/36(l)	59,452	62,243
5.000%, 7/1/36	10,775,063	11,369,796
5.500%, 7/1/36	770,198	823,992
6.000%, 7/1/36	452,445	488,570
7.000%, 7/1/36	21,866	24,102
6.500%, 8/1/36	1,506,613	1,650,846
6.000%, 9/1/36	7,366,564	7,958,890
6.500%, 9/1/36	5,818,692	6,382,704
6.000%, 10/1/36	2,678,568	2,893,189
6.500%, 10/1/36	1,035,509	1,137,199
6.000%, 11/1/36	834,929	901,592
6.000%, 12/1/36	1,491,109	1,610,419
6.500%, 12/1/36	686,487	750,899
6.000%, 1/1/37	444,331	478,975
5.000%, 2/1/37	254,293	267,653
5.500%, 2/1/37	136,365	146,977
6.000%, 2/1/37	3,481,766	3,753,236
5.500%, 4/1/37	146,391	158,056
6.000%, 4/1/37	1,943,159	2,099,522
7.000%, 4/1/37	895,988	987,617
5.500%, 5/1/37	101,652	109,547
6.000%, 6/1/37	310,780	334,587
5.000%, 7/1/37	856,230	901,215
5.500%, 7/1/37	360,045	388,679
6.500%, 7/1/37	2,929,128	3,203,963
5.625%, 7/15/37	491,000	603,753
5.500%, 8/1/37	3,578,724	3,808,660
6.000%, 8/1/37	5,617,021	6,044,441
6.500%, 8/1/37	131,452	143,457
5.000%, 9/1/37	119,764	126,056
5.838%, 9/1/37(l)	4,841,825	5,124,309
6.000%, 9/1/37	12,558,833	13,545,542
6.500%, 9/1/37	328,534	358,538
5.500%, 10/1/37	204,453	220,745
6.000%, 10/1/37	8,285,291	8,915,751
6.500%, 10/1/37	959,584	1,049,620
5.000%, 11/1/37	96,156	101,208
5.500%, 11/1/37	432,793	460,045
6.000%, 11/1/37	5,265,451	5,686,083
7.500%, 11/1/37	196,695	221,014
5.500%, 12/1/37	706,688	751,187
6.500%, 12/1/37	2,354,388	2,571,929
5.000%, 1/1/38	527,315	555,020
6.000%, 1/1/38	2,200,588	2,367,597
6.500%, 1/1/38	642,043	700,278
5.000%, 2/1/38	17,024,864	18,001,354
5.500%, 2/1/38	1,669,789	1,775,152
6.000%, 2/1/38	3,089,274	3,323,325
5.000%, 3/1/38	2,457,852	2,586,985
6.000%, 3/1/38	2,262,064	2,432,073
4.500%, 4/1/38	568,260	592,877
5.500%, 4/1/38	298,053	322,130
4.500%, 5/1/38	847,156	883,856
5.000%, 5/1/38	439,603	462,699
5.500%, 5/1/38	9,757,179	10,400,431
6.000%, 5/1/38	9,561,107	10,288,648
5.000%, 6/1/38	297,767	313,411
5.500%, 6/1/38	34,409,937	36,617,754
6.000%, 6/1/38	3,979,918	4,289,735
6.500%, 6/1/38	7,310,252	7,968,745
4.964%, 7/1/38(l)	5,661,043	5,981,586
5.500%, 7/1/38	9,567,807	10,169,313
6.000%, 7/1/38	376,543	407,648
6.000%, 8/1/38	1,234,488	1,343,618

See Notes to Portfolio of Investments.

EQ ADVISORS TRUST

EQ/CORE BOND INDEX PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

September 30, 2010 (Unaudited)

	Principal Amount	Value (Note 1)
5.500%, 9/1/38	$2,128,866	$2,277,705
6.000%, 9/1/38	5,899,003	6,333,292
6.500%, 9/1/38	201,138	220,765
6.000%, 10/1/38	5,032,285	5,402,948
4.000%, 11/1/38	377,104	388,167
6.000%, 11/1/38	711,958	765,466
6.500%, 11/1/38	1,852,416	2,033,171
5.500%, 12/1/38	4,464,775	4,829,631
4.500%, 1/1/39	43,015	44,825
5.000%, 1/1/39	8,889,228	9,400,706
6.000%, 1/1/39	705,514	757,435
4.000%, 2/1/39	3,686,717	3,796,598
4.500%, 2/1/39	7,198,619	7,501,467
5.343%, 2/1/39(l)	5,046,131	5,389,896
4.500%, 3/1/39	16,280,610	17,028,171
5.000%, 3/1/39	1,744,630	1,852,647
4.500%, 4/1/39	2,615,876	2,725,927
6.000%, 4/1/39	12,185	13,082
4.500%, 5/1/39	18,857,466	19,834,851
5.500%, 5/1/39	9,702,140	10,313,072
4.000%, 6/1/39	4,779,593	4,919,807
4.500%, 6/1/39	19,261,728	20,072,075
5.000%, 6/1/39	9,998,712	10,524,035
4.000%, 7/1/39	222,350	228,873
4.500%, 7/1/39	17,395,511	18,202,712
3.569%, 8/1/39(l)	13,457,945	14,058,714
4.000%, 8/1/39	19,909,659	20,493,727
5.000%, 8/1/39	13,540,414	14,251,816
4.000%, 9/1/39	7,760,452	7,988,112
4.000%, 1/1/40	1,935,629	1,992,412
4.500%, 1/1/40	9,665,146	10,183,515
4.000%, 2/1/40	1,970,967	2,028,787
4.500%, 2/1/40	20,069,633	21,111,870
4.500%, 3/1/40	11,321,250	11,928,440
4.000%, 5/1/40	1,988,479	2,047,110
4.500%, 5/1/40	4,916,381	5,141,650
5.000%, 7/1/40	8,006,525	8,427,180
4.000%, 10/25/25 TBA	5,000,000	5,219,531
4.000%, 10/25/40 TBA	2,000,000	2,056,250
4.500%, 10/25/40 TBA	8,000,000	8,332,500
5.000%, 10/25/40 TBA	8,000,000	8,422,500
5.500%, 10/25/40 TBA	5,000,000	5,314,453
Government National Mortgage Association
5.000%, 8/15/21	38,905	41,746
4.500%, 8/15/24	2,436,833	2,584,662
6.000%, 1/15/29	12,317	13,584
6.000%, 6/15/29	9,174	10,106
6.000%, 12/15/31	14,837	16,438
7.000%, 2/15/32	13,236	14,770
6.500%, 5/15/32	161,935	180,899
6.000%, 7/15/32	15,665	17,194
6.000%, 1/15/33	12,768	14,031
6.500%, 1/15/33	140,356	156,788
6.500%, 2/15/33	179,752	200,826
7.000%, 2/15/33	12,674	14,059
5.500%, 4/15/33	23,521	25,424
4.500%, 8/15/33	33,611	35,797
5.000%, 11/15/33	72,526	77,747
6.500%, 6/15/34	180,956	202,237
6.500%, 8/15/34	1,462,210	1,633,817
6.000%, 9/15/34	297,274	325,562
6.000%, 12/15/34	24,197	26,499
6.000%, 1/15/35	104,111	113,806
6.000%, 2/15/35	49,911	54,559
6.000%, 3/15/35	182,930	199,965
5.500%, 4/15/35	$255,789	$276,212
6.000%, 5/15/35	15,926	17,398
6.000%, 7/15/35	114,867	125,438
6.000%, 9/15/35	16,700	18,236
6.000%, 10/15/35	38,088	41,546
6.000%, 12/15/35	52,652	57,431
6.500%, 12/15/35	1,684,298	1,881,479
6.000%, 1/15/36	19,135	20,873
6.000%, 2/15/36	4,456	4,860
6.000%, 3/15/36	36,088	39,331
6.000%, 4/15/36	28,554	31,119
6.000%, 5/15/36	275,840	300,622
5.000%, 6/15/36	179,179	191,603
6.000%, 6/15/36	647,309	705,466
6.000%, 7/15/36	539,999	588,455
6.000%, 8/15/36	486,953	530,866
6.500%, 8/15/36	50,032	55,529
6.000%, 9/15/36	332,458	362,016
6.000%, 10/15/36	727,795	792,537
6.500%, 2/15/37	14,186	15,732
6.500%, 3/15/37	7,280	8,041
5.500%, 5/15/37	1,316,212	1,418,564
6.000%, 6/15/37	75,640	82,223
5.500%, 7/15/37	62,846	67,716
6.500%, 8/15/37	4,561	5,078
6.500%, 9/15/37	11,668	12,870
6.000%, 10/15/37	132,124	143,623
5.000%, 11/15/37	508,308	541,804
5.000%, 12/15/37	595,180	634,401
5.500%, 12/15/37	133,734	143,931
6.500%, 12/15/37	367,137	404,611
6.000%, 1/15/38	1,377,851	1,497,121
5.000%, 2/15/38	74,202	79,092
6.000%, 2/15/38	214,151	232,688
6.500%, 3/15/38	35,691	39,394
6.000%, 4/15/38	3,553,254	3,876,933
6.000%, 5/15/38	559,422	607,584
5.500%, 6/15/38	861,361	926,770
6.000%, 6/15/38	1,714,905	1,862,548
5.500%, 7/15/38	409,168	440,239
6.000%, 7/15/38	2,734,969	2,982,639
6.500%, 7/15/38	22,936	25,263
5.500%, 8/15/38	7,390,300	8,028,661
6.000%, 8/15/38	496,810	539,427
6.500%, 8/15/38	865,524	952,786
6.000%, 9/15/38	479,834	521,006
6.500%, 9/15/38	1,327,315	1,461,135
5.500%, 10/15/38	272,832	293,465
6.000%, 10/15/38	8,656,694	9,403,190
6.500%, 10/15/38	906,126	997,684
6.000%, 11/15/38	1,480,578	1,607,729
6.500%, 11/15/38	335,203	368,998
5.500%, 12/15/38	8,376,567	9,012,286
6.000%, 12/15/38	1,468,492	1,594,461
6.500%, 12/15/38	1,562,700	1,723,365
5.500%, 1/15/39	22,898,176	24,629,851
6.000%, 1/15/39	1,404,978	1,525,498
6.500%, 1/15/39	201,472	221,785
5.000%, 2/15/39	19,071,524	20,316,387
6.000%, 2/15/39	518,194	562,645
6.000%, 3/15/39	116,705	126,716
4.500%, 4/15/39	12,187,567	12,843,125
4.500%, 5/15/39	9,351,148	9,895,049
5.000%, 5/15/39	248,162	264,361
4.000%, 6/15/39	703,072	728,393

See Notes to Portfolio of Investments.

EQ ADVISORS TRUST

EQ/CORE BOND INDEX PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

September 30, 2010 (Unaudited)

	Principal Amount	Value (Note 1)
4.500%, 6/15/39	$13,400,422	$14,121,219
5.000%, 6/15/39	14,032,140	14,958,233
6.000%, 6/15/39	106,163	115,270
4.000%, 7/15/39	2,030,448	2,103,842
5.000%, 7/15/39	429,544	458,041
5.500%, 7/15/39	305,989	329,129
4.000%, 8/15/39	1,530,668	1,585,796
5.000%, 8/15/39	1,829,156	1,948,551
6.000%, 8/15/39	103,008	111,844
4.000%, 9/15/39	1,045,278	1,082,925
4.500%, 9/15/39	4,745,351	5,000,599
5.000%, 9/15/39	5,675,932	6,080,120
4.500%, 10/15/39	2,934,941	3,116,655
5.500%, 10/15/39	8,427,758	9,067,741
6.000%, 10/15/39	168,468	182,919
5.000%, 11/15/39	4,759,629	5,098,567
4.500%, 12/15/39	7,807,853	8,261,989
6.000%, 12/15/39	4,279,855	4,650,330
4.500%, 1/15/40	5,522,522	5,819,573
5.000%, 1/15/40	9,690,846	10,380,940
4.500%, 2/15/40	34,050,911	35,984,027
5.000%, 2/15/40	3,857,176	4,108,947
5.000%, 4/15/40	12,455,191	13,283,753
4.000%, 6/15/40	1,990,907	2,062,611
4.500%, 6/15/40	9,989,601	10,586,246
4.500%, 8/15/40	3,994,455	4,215,555
4.000%, 10/15/40 TBA	2,000,000	2,068,125
4.500%, 10/15/40 TBA	6,000,000	6,315,000
5.000%, 10/15/40 TBA	32,000,000	34,075,002
5.500%, 10/15/40 TBA	10,000,000	10,750,781

		2,041,970,700

U.S. Treasuries (33.4%)
U.S. Treasury Bonds
11.250%, 2/15/15	1,920,000	2,755,050
9.250%, 2/15/16	2,604,000	3,666,148
7.250%, 5/15/16	4,432,000	5,811,806
7.500%, 11/15/16	5,019,000	6,720,361
8.750%, 5/15/17	5,000,000	7,179,295
8.875%, 8/15/17	2,903,000	4,220,916
8.875%, 2/15/19	5,200,000	7,859,717
8.125%, 8/15/19	195,000	285,233
3.625%, 2/15/20	22,000,000	24,129,534
8.500%, 2/15/20	7,891,000	11,910,478
8.750%, 8/15/20	2,175,000	3,361,054
7.875%, 2/15/21	3,000,000	4,445,157
8.125%, 5/15/21	6,000,000	9,058,128
8.000%, 11/15/21	6,987,000	10,538,359
7.250%, 8/15/22	3,000,000	4,349,532
7.625%, 11/15/22	2,000,000	2,985,938
7.125%, 2/15/23	6,085,000	8,775,714
6.250%, 8/15/23	2,390,000	3,236,956
7.625%, 2/15/25	2,000,000	3,070,312
6.000%, 2/15/26	1,000,000	1,350,312
6.750%, 8/15/26	4,947,000	7,195,565
6.500%, 11/15/26	4,000,000	5,697,500
6.625%, 2/15/27	3,409,000	4,919,613
6.375%, 8/15/27	5,422,000	7,660,267
6.125%, 11/15/27	6,950,000	9,596,428
5.500%, 8/15/28	4,500,000	5,836,639
5.250%, 11/15/28	1,000,000	1,263,438
5.250%, 2/15/29	7,170,000	9,061,087
6.125%, 8/15/29	5,994,000	8,340,088
6.250%, 5/15/30	6,150,000	8,703,209
5.375%, 2/15/31	10,107,000	13,012,763
4.500%, 2/15/36	$8,000,000	$9,198,752
4.750%, 2/15/37	4,244,000	5,073,570
5.000%, 5/15/37	4,474,000	5,555,451
4.375%, 2/15/38	7,046,000	7,939,961
4.500%, 5/15/38	6,455,000	7,424,257
3.500%, 2/15/39	11,625,000	11,247,187
4.250%, 5/15/39	11,680,000	12,840,700
4.500%, 8/15/39	14,150,000	16,201,750
4.375%, 11/15/39	15,000,000	16,828,125
4.625%, 2/15/40	16,000,000	18,695,008
4.375%, 5/15/40	15,000,000	16,846,950
3.875%, 8/15/40	6,000,000	6,202,500
U.S. Treasury Notes
1.000%, 10/31/11	15,000,000	15,111,915
1.750%, 11/15/11	8,150,000	8,280,530
0.750%, 11/30/11	13,000,000	13,065,507
4.500%, 11/30/11	11,916,000	12,494,117
1.125%, 12/15/11	15,400,000	15,548,579
1.000%, 12/31/11	15,000,000	15,126,570
4.625%, 12/31/11	3,414,000	3,597,769
1.125%, 1/15/12	10,150,000	10,254,667
0.875%, 1/31/12	10,000,000	10,071,880
1.375%, 2/15/12	10,000,000	10,143,360
4.875%, 2/15/12	10,000,000	10,622,660
0.875%, 2/29/12	20,000,000	20,152,400
4.625%, 2/29/12	6,000,000	6,363,282
1.375%, 3/15/12	8,000,000	8,123,128
1.000%, 3/31/12	18,000,000	18,177,840
4.500%, 3/31/12	5,661,000	6,015,033
1.375%, 4/15/12	8,200,000	8,331,011
1.000%, 4/30/12	17,000,000	17,171,360
4.500%, 4/30/12	4,790,000	5,105,091
1.375%, 5/15/12	15,000,000	15,243,165
0.750%, 5/31/12	15,000,000	15,089,700
4.750%, 5/31/12	6,000,000	6,436,404
1.875%, 6/15/12	18,000,000	18,461,952
0.625%, 6/30/12	25,000,000	25,101,500
1.500%, 7/15/12	4,550,000	4,642,065
0.625%, 7/31/12	15,000,000	15,062,700
4.625%, 7/31/12	5,000,000	5,389,650
1.750%, 8/15/12	15,100,000	15,479,267
4.375%, 8/15/12	690,000	741,669
0.375%, 8/31/12	10,000,000	9,992,580
4.125%, 8/31/12	13,830,000	14,812,691
1.375%, 9/15/12	10,000,000	10,183,980
0.375%, 9/30/12	15,000,000	14,983,590
4.250%, 9/30/12	10,000,000	10,763,280
1.375%, 10/15/12	18,000,000	18,337,500
1.375%, 11/15/12	20,000,000	20,385,940
1.125%, 12/15/12	10,000,000	10,140,620
3.625%, 12/31/12	5,767,000	6,175,644
1.375%, 1/15/13	19,000,000	19,375,554
1.375%, 2/15/13	5,000,000	5,100,390
3.875%, 2/15/13	10,000,000	10,809,380
2.750%, 2/28/13	9,000,000	9,490,077
1.375%, 3/15/13	20,000,000	20,411,000
1.750%, 4/15/13	17,000,000	17,513,910
3.125%, 4/30/13	6,705,000	7,153,920
1.375%, 5/15/13	15,000,000	15,314,100
3.625%, 5/15/13	7,315,000	7,915,057
1.125%, 6/15/13	15,000,000	15,213,300
3.375%, 6/30/13	6,707,000	7,222,601
1.000%, 7/15/13	10,000,000	10,109,400
3.375%, 7/31/13	9,586,000	10,343,888
0.750%, 8/15/13	8,000,000	8,030,000

See Notes to Portfolio of Investments.

EQ ADVISORS TRUST

EQ/CORE BOND INDEX PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

September 30, 2010 (Unaudited)

	Principal Amount	Value (Note 1)
4.250%, 8/15/13	$10,415,000	$11,502,878
3.125%, 8/31/13	5,000,000	5,362,500
0.750%, 9/15/13	15,000,000	15,049,215
3.125%, 9/30/13	10,000,000	10,734,380
2.750%, 10/31/13	7,667,000	8,153,379
4.250%, 11/15/13	500,000	555,625
2.000%, 11/30/13	5,752,000	5,987,475
1.500%, 12/31/13	4,943,000	5,066,189
1.750%, 1/31/14	9,200,000	9,500,435
4.000%, 2/15/14	10,465,000	11,598,977
1.875%, 2/28/14	10,350,000	10,729,234
1.750%, 3/31/14	10,125,000	10,454,062
1.875%, 4/30/14	9,675,000	10,032,520
4.750%, 5/15/14	15,000,000	17,118,750
2.250%, 5/31/14	15,300,000	16,076,949
2.625%, 6/30/14	15,250,000	16,235,287
2.625%, 7/31/14	19,885,000	21,168,199
4.250%, 8/15/14	10,000,000	11,275,780
2.375%, 8/31/14	5,200,000	5,486,406
2.375%, 9/30/14	20,000,000	21,109,380
2.375%, 10/31/14	22,000,000	23,220,318
4.250%, 11/15/14	5,000,000	5,668,360
2.125%, 11/30/14	10,000,000	10,451,560
2.625%, 12/31/14	25,000,000	26,630,850
2.250%, 1/31/15	13,000,000	13,641,875
4.000%, 2/15/15	13,135,000	14,769,690
2.375%, 2/28/15	10,000,000	10,548,400
2.500%, 3/31/15	15,000,000	15,905,850
2.500%, 4/30/15	10,000,000	10,601,560
4.125%, 5/15/15	15,000,000	17,000,385
2.125%, 5/31/15	15,000,000	15,638,700
1.875%, 6/30/15	10,000,000	10,304,690
1.750%, 7/31/15	10,000,000	10,240,600
4.250%, 8/15/15	15,000,000	17,143,365
1.250%, 8/31/15	10,000,000	9,996,880
1.250%, 9/30/15	10,000,000	9,984,380
4.500%, 11/15/15	3,500,000	4,061,641
4.500%, 2/15/16	8,000,000	9,282,496
2.625%, 2/29/16	6,000,000	6,376,404
2.375%, 3/31/16	7,000,000	7,339,612
2.625%, 4/30/16	7,000,000	7,424,921
5.125%, 5/15/16	2,889,000	3,459,578
3.250%, 5/31/16	5,150,000	5,637,643
3.250%, 6/30/16	9,000,000	9,854,298
3.250%, 7/31/16	10,000,000	10,944,530
4.875%, 8/15/16	12,614,000	14,974,193
3.000%, 8/31/16	15,200,000	16,397,000
3.000%, 9/30/16	15,000,000	16,176,570
3.125%, 10/31/16	15,000,000	16,280,865
2.750%, 11/30/16	12,000,000	12,750,000
3.250%, 12/31/16	20,000,000	21,826,560
3.125%, 1/31/17	15,000,000	16,253,910
4.625%, 2/15/17	4,058,000	4,770,053
3.000%, 2/28/17	14,000,000	15,056,566
4.500%, 5/15/17	3,500,000	4,090,898
2.750%, 5/31/17	11,500,000	12,165,747
2.500%, 6/30/17	10,000,000	10,418,750
2.375%, 7/31/17	6,000,000	6,195,000
4.750%, 8/15/17	6,070,000	7,206,705
1.875%, 9/30/17	10,000,000	9,975,000
4.250%, 11/15/17	9,867,000	11,417,195
3.500%, 2/15/18	9,675,000	10,684,828
3.875%, 5/15/18	11,206,000	12,652,269
4.000%, 8/15/18	12,000,000	13,646,256
3.750%, 11/15/18	18,860,000	21,070,166
2.750%, 2/15/19	$20,850,000	$21,630,249
3.125%, 5/15/19	25,375,000	26,962,917
3.625%, 8/15/19	23,275,000	25,595,238
3.375%, 11/15/19	30,000,000	32,317,980
3.500%, 5/15/20	28,500,000	30,935,895
2.625%, 8/15/20	13,000,000	13,121,875

		1,870,132,872

Total Government Securities		4,219,517,903

Total Long-Term Debt Securities (99.2%) (Cost $5,260,796,043)		5,555,727,852

	Principal Amount	Value (Note 1)
SHORT-TERM INVESTMENT:
Time Deposit (4.0%)
JPMorgan Chase Nassau
0.000%, 10/1/10
(Amortized Cost $224,768,418)	$224,768,418	$224,768,418

Total Investments (103.2%) (Cost/Amortized Cost $5,485,564,461)		5,780,496,270
Other Assets Less Liabilities (-3.2%)		(179,122,918)

Net Assets (100%)		$5,601,373,352

†	Securities (totaling $0 or 0.0% of net assets) at fair value by management.

§	Securities exempt from registration under Rule 144A of the Securities Act of 1933. These securities may only be resold to qualified institutional buyers. At September 30, 2010, the market value of these securities amounted to $13,556,408 or 0.2% of net assets. Securities denoted with “§” but without “b” have been determined to be liquid under the guidelines established by the Board of Trustees. To the extent any securities might provide a right to demand registration, such rights have not been relied upon when determining liquidity.

(b)	Illiquid Security.

(h)	Security in default.

(l)	Floating Rate Security. Rate disclosed is as of September 30, 2010.

Glossary:

ABS — Asset-Backed Security

CMO — Collateralized Mortgage Obligation

TBA — Security is subject to delayed delivery.

See Notes to Portfolio of Investments.

EQ ADVISORS TRUST

EQ/CORE BOND INDEX PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

September 30, 2010 (Unaudited)

The following is a summary of the inputs used to value the Portfolio’s assets and liabilities carried at fair value as of September 30, 2010:

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. For example, money market securities are valued using amortized cost, in accordance with rules under the Investment Company Act of 1940. Generally, amortized cost approximates the current fair value of a security, but since the value is not obtained from a quoted price in an active market, such securities are reflected as Level 2.

Various inputs are used in determining the value of the Portfolio’s investments. These inputs are summarized in the three broad levels listed below:

Investment Type	Level 1 Quoted prices in active markets for identical securities	Level 2 Significant other observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)	Level 3 Significant unobservable inputs (including the Portfolio’s own assumptions in determining the fair value of investments)	Total
Assets:
Asset-Backed and Mortgage-Backed Securities
Asset-Backed Securities	$—	$14,362,219	$—	$14,362,219
Non-Agency CMO	—	165,818,286	—	165,818,286
Corporate Bonds
Consumer Discretionary	—	78,058,144	—	78,058,144
Consumer Staples	—	82,954,955	—	82,954,955
Energy	—	101,062,124	—	101,062,124
Financials	—	481,105,321	—	481,105,321
Health Care	—	68,777,944	—	68,777,944
Industrials	—	72,223,786	—	72,223,786
Information Technology	—	40,934,045	—	40,934,045
Materials	—	56,204,304	—	56,204,304
Telecommunication Services	—	74,585,549	—	74,585,549
Utilities	—	100,123,272	—	100,123,272
Government Securities
Agency ABS	—	101,939,075	—	101,939,075
Foreign Governments	—	89,416,832	—	89,416,832
Municipal Bonds	—	31,522,112	—	31,522,112
Supranational	—	84,536,312	—	84,536,312
U.S. Government Agencies	—	2,041,970,700	—	2,041,970,700
U.S. Treasuries	—	1,870,132,872	—	1,870,132,872
Short-Term Investments	—	224,768,418	—	224,768,418

Total Assets	$—	$5,780,496,270	$—	$5,780,496,270

Total Liabilities	$—	$–	$—	$—

Total	$—	$5,780,496,270	$—	$5,780,496,270

Following is a reconciliation of Level 3 assets for which significant unobservable inputs were used to determine fair value:

Investments in Securities-Financials
Balance as of 12/31/09	$—
Total gains or losses (realized/unrealized) included in earnings	—
Purchases, sales, issuances, and settlements (net)	—
Transfers into Level 3	—
Transfers out of Level 3	—

Balance as of 9/30/10	$—

The amount of total gains or losses for the year included in earnings attributable to the change in unrealized gains or losses relating to assets and liabilities still held at period ending 9/30/10.	$—

See Notes to Portfolio of Investments.

EQ ADVISORS TRUST

EQ/CORE BOND INDEX PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

September 30, 2010 (Unaudited)

Investment security transactions for the nine months ended September 30, 2010 were as follows:

Cost of Purchases:
Stocks and long-term corporate debt securities	$2,896,933,572
Long-term U.S. Treasury securities	894,954,530

$3,791,888,102

Net Proceeds of Sales and Redemptions:
Stocks and long-term corporate debt securities	$2,373,528,390
Long-term U.S. Treasury securities	259,697,225

$2,633,225,615

As of September 30, 2010, the gross unrealized appreciation (depreciation) of investments based on the aggregate cost of investments for Federal income tax purposes was as follows:

Aggregate gross unrealized appreciation	$321,140,482
Aggregate gross unrealized depreciation	(29,032,914)

Net unrealized appreciation	$292,107,568

Federal income tax cost of investments	$5,488,388,702

See Notes to Portfolio of Investments.

EQ ADVISORS TRUST

EQ/DAVIS NEW YORK VENTURE PORTFOLIO

PORTFOLIO OF INVESTMENTS

September 30, 2010 (Unaudited)

	Number of Shares	Value (Note 1)
COMMON STOCKS:
Consumer Discretionary (5.3%)
Automobiles (0.9%)
Harley-Davidson, Inc	123,020	$3,498,689

Household Durables (0.1% )
Hunter Douglas N.V	13,143	528,378

Internet & Catalog Retail (0.3% )
Liberty Media Corp. - Interactive, Class A*	76,590	1,050,049

Media (1.2%)
Grupo Televisa S.A. (ADR)	82,600	1,562,792
Liberty Media Corp. - Starz*	5,939	385,322
News Corp., Class A	182,279	2,380,564
Walt Disney Co.	14,800	490,028

		4,818,706

Specialty Retail (2.8% )
Bed Bath & Beyond, Inc.*	154,220	6,694,690
CarMax, Inc.*	157,760	4,395,194

		11,089,884

Total Consumer Discretionary		20,985,706

Consumer Staples (16.2%)
Beverages (4.2% )
Coca-Cola Co.	127,600	7,467,152
Diageo plc (ADR)	74,225	5,122,267
Heineken Holding N.V	97,567	4,268,234

		16,857,653

Food & Staples Retailing (7.4%)
Costco Wholesale Corp.	254,390	16,405,611
CVS Caremark Corp.	418,670	13,175,545

		29,581,156

Food Products (1.6% )
Hershey Co.	28,380	1,350,604
Mead Johnson Nutrition Co.	23,010	1,309,499
Nestle S.A. (Registered)	39,200	2,088,353
Unilever N.V. (N.Y. Shares)	48,500	1,449,180

		6,197,636

Household Products (1.8%)
Procter & Gamble Co.	116,830	7,006,295

Personal Products (0.2%)
Natura Cosmeticos S.A	23,000	621,353

Tobacco (1.0%)
Philip Morris International, Inc.	74,390	4,167,328

Total Consumer Staples		64,431,421

Energy (14.1%)
Energy Equipment & Services (0.8%)
Schlumberger Ltd.	11,100	683,871
Transocean Ltd.*	36,994	2,378,344

		3,062,215

Oil, Gas & Consumable Fuels (13.3% )
Canadian Natural Resources Ltd.	275,290	9,525,034
China Coal Energy Co., Ltd., Class H	1,630,600	2,698,455
Devon Energy Corp.	179,560	11,624,714
EOG Resources, Inc.	143,370	13,329,109
Occidental Petroleum Corp.	165,990	12,997,017
OGX Petroleo e Gas
Participacoes S.A.*	210,000	$2,732,979

		52,907,308

Total Energy		55,969,523

Financials (28.0%)
Capital Markets (6.0% )
Ameriprise Financial, Inc.	69,950	3,310,733
Bank of New York Mellon Corp.	531,470	13,887,311
Charles Schwab Corp.	14,000	194,600
GAM Holding Ltd.*	82,400	1,249,438
Goldman Sachs Group, Inc.	13,560	1,960,505
Julius Baer Group Ltd.	90,300	3,287,062

		23,889,649

Commercial Banks (3.8% )
Wells Fargo & Co.	600,127	15,081,191

Consumer Finance (4.3%)
American Express Co.	405,805	17,055,984

Diversified Financial Services (0.9%)
Bank of America Corp.	29,164	382,340
JPMorgan Chase & Co.	14,200	540,594
Moody’s Corp.	110,878	2,769,732

		3,692,666

Insurance (11.8%)
Aon Corp.	9,080	355,119
Berkshire Hathaway, Inc., Class B*	212,200	17,544,696
Everest Reinsurance Group Ltd.	7,475	646,363
Fairfax Financial Holdings Ltd.	5,650	2,300,415
Loews Corp.	307,321	11,647,466
Markel Corp.*	1,062	365,955
Progressive Corp.	490,939	10,245,897
Transatlantic Holdings, Inc.	77,893	3,958,522

		47,064,433

Real Estate Management & Development (1.2% )
Brookfield Asset Management, Inc., Class A	52,516	1,489,879
Hang Lung Group Ltd.	502,000	3,277,071

		4,766,950

Total Financials		111,550,873

Health Care (11.6%)
Health Care Equipment & Supplies (1.7%)
Baxter International, Inc.	68,500	3,268,135
Becton, Dickinson and Co.	47,400	3,512,340

		6,780,475

Health Care Providers & Services (1.9%)
Express Scripts, Inc.*	152,760	7,439,412

Pharmaceuticals (8.0% )
Johnson & Johnson	154,440	9,569,102
Merck & Co., Inc.	294,638	10,845,625
Pfizer, Inc.	427,900	7,347,043
Roche Holding AG	30,700	4,192,683

		31,954,453

Total Health Care		46,174,340

Industrials (4.8%)
Aerospace & Defense (0.3% )
Lockheed Martin Corp.	17,850	1,272,348

See Notes to Portfolio of Investments.

EQ ADVISORS TRUST

EQ/DAVIS NEW YORK VENTURE PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

September 30, 2010 (Unaudited)

	Number of Shares	Value (Note 1)
Commercial Services & Supplies (1.3%)
Iron Mountain, Inc.	239,136	$5,342,298

Electrical Equipment (0.4%)
ABB Ltd. (ADR)*	75,930	1,603,642

Industrial Conglomerates (0.8%)
Tyco International Ltd.	82,067	3,014,321

Marine (0.9%)
China Shipping Development Co., Ltd., Class H	879,000	1,209,937
Kuehne + Nagel International AG (Registered)	19,551	2,347,751

		3,557,688

Transportation Infrastructure (1.1%)
China Merchants Holdings International Co., Ltd.	1,133,158	4,118,530
LLX Logistica S.A.*	48,300	263,195

		4,381,725

Total Industrials		19,172,022

Information Technology (7.0%)
Computers & Peripherals (0.9%)
Hewlett-Packard Co.	86,840	3,653,359

Electronic Equipment, Instruments & Components (0.9%)
Agilent Technologies, Inc.*	110,462	3,686,117

Internet Software & Services (1.2%)
Google, Inc., Class A*	9,285	4,881,960

IT Services (0.3%)
Visa, Inc., Class A	13,220	981,717

Semiconductors & Semiconductor Equipment (1.9%)
Texas Instruments, Inc.	279,500	7,585,630

Software (1.8%)
Activision Blizzard, Inc.	181,900	1,968,158
Microsoft Corp.	203,861	4,992,556

		6,960,714

Total Information Technology		27,749,497

Materials (6.1%)
Chemicals (1.7%)
Air Products & Chemicals, Inc.	7,640	632,745
Monsanto Co.	51,680	2,477,022
Potash Corp. of Saskatchewan, Inc.	15,323	2,207,125
Praxair, Inc.	16,600	1,498,316

		6,815,208

Construction Materials (0.5%)
Martin Marietta Materials, Inc.	14,520	1,117,605
Vulcan Materials Co.	27,345	1,009,577

		2,127,182

Containers & Packaging (1.9%)
Sealed Air Corp.	337,322	7,582,999

Metals & Mining (0.9%)
BHP Billiton plc	51,550	1,639,843
Rio Tinto plc	33,138	1,937,022

		3,576,865

Paper & Forest Products (1.1%)
Sino-Forest Corp.*	250,500	$4,172,971
Sino-Forest Corp. (ADR)*§	6,800	113,278

		4,286,249

Total Materials		24,388,503

Telecommunication Services (0.4%)
Wireless Telecommunication Services (0.4%)
America Movil S.A.B. de C.V. (ADR)	30,900	1,647,897

Total Telecommunication Services		1,647,897

Total Common Stocks (93.5%) (Cost $331,628,746)		372,069,782

	Principal Amount	Value (Note 1)
LONG-TERM DEBT SECURITIES:
Convertible Bond (0.5%)
Materials (0.5%)
Paper & Forest Products (0.5%)
Sino-Forest Corp.
5.000%, 8/1/13(b)§	$1,664,000	1,872,000

Total Materials		1,872,000

Total Convertible Bonds		1,872,000

Corporate Bond (2.0%)
Consumer Discretionary (2.0%)
Automobiles (2.0%)
Harley-Davidson, Inc.
15.000%, 2/1/14	$6,000,000	7,950,840

Total Consumer Discretionary		7,950,840

Total Corporate Bonds		7,950,840

Total Long-Term Debt Securities (2.5%) (Cost $7,664,000)		9,822,840

SHORT-TERM INVESTMENT:
Commercial Paper (4.0%)
Societe Generale North America, Inc.
0.22%, 10/1/10 (p)
(Cost $16,098,000)	$16,098,000	16,097,902

Total Investments (100.0%) (Cost $355,390,746)		397,990,524
Other Assets Less Liabilities (0.0%)		34,703

Net Assets (100%)		$398,025,227

See Notes to Portfolio of Investments.

EQ ADVISORS TRUST

EQ/DAVIS NEW YORK VENTURE PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

September 30, 2010 (Unaudited)

*	Non-income producing.

§	Securities exempt from registration under Rule 144A of the Securities Act of 1933. These securities may only be resold to qualified institutional buyers. At September 30, 2010, the market value of these securities amounted to $1,985,278 or 0.5% of net assets. Securities denoted with “§” but without “b” have been determined to be liquid under the guidelines established by the Board of Trustees. To the extent any securities might provide a right to demand registration, such rights have not been relied upon when determining liquidity.

(b)	Illiquid Security.

(p)	Yield to maturity.

Glossary:

ADR — American Depositary Receipt

The following is a summary of the inputs used to value the Portfolio’s assets and liabilities carried at fair value as of September 30, 2010:

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. For example, money market securities are valued using amortized cost, in accordance with rules under the Investment Company Act of 1940. Generally, amortized cost approximates the current fair value of a security, but since the value is not obtained from a quoted price in an active market, such securities are reflected as Level 2.

Various inputs are used in determining the value of the Portfolio’s investments. These inputs are summarized in the three broad levels listed below:

Investment Type	Level 1 Quoted prices in active markets for identical securities	Level 2 Significant other observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)	Level 3 Significant unobservable inputs (including the Portfolio’s own assumptions in determining the fair value of investments)	Total
Assets:
Common Stocks
Consumer Discretionary	$20,457,328	$528,378	$—	$20,985,706
Consumer Staples	58,074,834	6,356,587	—	64,431,421
Energy	53,271,068	2,698,455	—	55,969,523
Financials	103,737,302	7,813,571	—	111,550,873
Health Care	41,981,657	4,192,683	—	46,174,340
Industrials	11,495,804	7,676,218	—	19,172,022
Information Technology	27,749,497	—	—	27,749,497
Materials	20,811,638	3,576,865	—	24,388,503
Telecommunication Services	1,647,897	—	—	1,647,897
Convertible Bonds
Materials	—	1,872,000	—	1,872,000
Corporate Bonds
Consumer Discretionary	—	7,950,840	—	7,950,840
Short-Term Investments	—	16,097,902	—	16,097,902

Total Assets	$339,227,025	$58,763,499	$—	$397,990,524

Total Liabilities	$—	$—	$—	$—

Total	$339,227,025	$58,763,499	$—	$397,990,524

See Notes to Portfolio of Investments.

EQ ADVISORS TRUST

EQ/DAVIS NEW YORK VENTURE PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

September 30, 2010 (Unaudited)

Investment security transactions for the nine months ended September 30, 2010 were as follows:

Cost of Purchases:
Stocks and long-term corporate debt securities	$47,774,043
Net Proceeds of Sales and Redemptions:
Stocks and long-term corporate debt securities	$52,189,551

As of September 30, 2010, the gross unrealized appreciation (depreciation) of investments based on the aggregate cost of investments for Federal income tax purposes was as follows:

Aggregate gross unrealized appreciation	$41,390,676
Aggregate gross unrealized depreciation	(15,367,150)

Net unrealized appreciation	$26,023,526

Federal income tax cost of investments	$371,966,998

See Notes to Portfolio of Investments.

EQ ADVISORS TRUST

EQ/EQUITY 500 INDEX PORTFOLIO

PORTFOLIO OF INVESTMENTS

September 30, 2010 (Unaudited)

	Number of Shares	Value (Note 1)
COMMON STOCKS:
Consumer Discretionary (10.3%)
Auto Components (0.2%)
Goodyear Tire & Rubber Co.*	63,950	$687,462
Johnson Controls, Inc.	177,500	5,413,750

		6,101,212

Automobiles (0.5%)
Ford Motor Co.*	906,583	11,096,576
Harley-Davidson, Inc.	62,050	1,764,702

		12,861,278

Distributors (0.1%)
Genuine Parts Co.	41,500	1,850,485

Diversified Consumer Services (0.1%)
Apollo Group, Inc., Class A*	33,450	1,717,658
DeVry, Inc.	16,580	815,902
H&R Block, Inc.	81,250	1,052,187

		3,585,747

Hotels, Restaurants & Leisure (1.7%)
Carnival Corp.	114,600	4,378,866
Darden Restaurants, Inc.	36,450	1,559,331
International Game Technology	78,500	1,134,325
Marriott International, Inc., Class A	75,527	2,706,132
McDonald’s Corp.	280,600	20,907,506
Starbucks Corp.	195,100	4,990,658
Starwood Hotels & Resorts Worldwide, Inc.	50,100	2,632,755
Wyndham Worldwide Corp.	47,045	1,292,326
Wynn Resorts Ltd.	19,879	1,724,901
Yum! Brands, Inc.	123,080	5,669,065

		46,995,865

Household Durables (0.4%)
D.R. Horton, Inc.	73,750	820,100
Fortune Brands, Inc.	40,150	1,976,585
Harman International Industries, Inc.*	18,300	611,403
Leggett & Platt, Inc.	38,550	877,398
Lennar Corp., Class A	41,900	644,422
Newell Rubbermaid, Inc.	73,276	1,305,046
Pulte Group, Inc.*	88,707	777,073
Stanley Black & Decker, Inc.	43,696	2,677,691
Whirlpool Corp.	20,066	1,624,543

		11,314,261

Internet & Catalog Retail (0.8%)
Amazon.com, Inc.*	93,250	14,645,845
Expedia, Inc.	54,719	1,543,623
priceline.com, Inc.*	12,806	4,460,842

		20,650,310

Leisure Equipment & Products (0.1%)
Eastman Kodak Co.*	70,800	297,360
Hasbro, Inc.	36,808	1,638,324
Mattel, Inc.	94,750	2,222,835

		4,158,519

Media (3.0%)
CBS Corp., Class B	179,400	2,845,284
Comcast Corp., Class A	739,750	13,374,680
DIRECTV, Class A*	228,510	9,512,871
Discovery Communications, Inc., Class A*	75,016	3,266,947
Gannett Co., Inc.	62,850	768,656
Interpublic Group of Cos., Inc.*	128,826	1,292,125
McGraw-Hill Cos., Inc.	81,500	2,694,390
Meredith Corp.	9,550	318,110
New York Times Co., Class A*	31,150	241,101
News Corp., Class A	601,100	$7,850,366
Omnicom Group, Inc.	79,400	3,134,712
Scripps Networks Interactive, Inc., Class A	23,661	1,125,790
Time Warner Cable, Inc.	93,697	5,058,701
Time Warner, Inc.	296,400	9,084,660
Viacom, Inc., Class B	160,300	5,801,257
Walt Disney Co.	504,200	16,694,062
Washington Post Co., Class B	1,650	659,027

		83,722,739

Multiline Retail (0.9%)
Big Lots, Inc.*	19,850	660,013
Family Dollar Stores, Inc.	34,950	1,543,392
J.C. Penney Co., Inc.	62,250	1,691,955
Kohl’s Corp.*	81,200	4,277,616
Macy’s, Inc.	111,372	2,571,579
Nordstrom, Inc.	44,500	1,655,400
Sears Holdings Corp.*	11,662	841,297
Target Corp.	190,200	10,164,288

		23,405,540

Specialty Retail (2.0%)
Abercrombie & Fitch Co., Class A	23,234	913,561
AutoNation, Inc.*	16,539	384,532
AutoZone, Inc.*	7,600	1,739,716
Bed Bath & Beyond, Inc.*	69,550	3,019,165
Best Buy Co., Inc.	91,175	3,722,675
CarMax, Inc.*	58,946	1,642,236
GameStop Corp., Class A*	39,613	780,772
Gap, Inc.	115,775	2,158,046
Home Depot, Inc.	439,008	13,907,773
Limited Brands, Inc.	69,707	1,866,753
Lowe’s Cos., Inc.	369,850	8,243,957
Office Depot, Inc.*	72,650	334,190
O’Reilly Automotive, Inc.*	36,614	1,947,865
RadioShack Corp.	33,050	704,956
Ross Stores, Inc.	31,800	1,736,916
Staples, Inc.	192,425	4,025,531
Tiffany & Co.	33,300	1,564,767
TJX Cos., Inc.	105,600	4,712,928
Urban Outfitters, Inc.*	33,908	1,066,068

		54,472,407

Textiles, Apparel & Luxury Goods (0.5%)
Coach, Inc.	78,350	3,365,916
NIKE, Inc., Class B	101,850	8,162,259
Polo Ralph Lauren Corp.	17,250	1,550,085
VF Corp.	22,800	1,847,256

		14,925,516

Total Consumer Discretionary		284,043,879

Consumer Staples (11.2%)
Beverages (2.7%)
Brown-Forman Corp., Class B	27,350	1,685,854
Coca-Cola Co.	608,833	35,628,907
Coca-Cola Enterprises, Inc.	87,450	2,710,950
Constellation Brands, Inc., Class A*	.46,650	825,239
Dr. Pepper Snapple Group, Inc.	62,925	2,235,096
Molson Coors Brewing Co., Class B	.41,700	1,969,074
PepsiCo, Inc.	419,353	27,861,813

		72,916,933

Food & Staples Retailing (2.5%)
Costco Wholesale Corp.	115,750	7,464,718
CVS Caremark Corp.	358,045	11,267,676
Kroger Co.	169,200	3,664,872

See Notes to Portfolio of Investments.

EQ ADVISORS TRUST

EQ/EQUITY 500 INDEX PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

September 30, 2010 (Unaudited)

	Number of Shares	Value (Note 1)
Safeway, Inc.	100,550	$2,127,638
SUPERVALU, Inc.	55,879	644,285
Sysco Corp.	155,100	4,423,452
Walgreen Co.	256,550	8,594,425
Wal-Mart Stores, Inc.	527,297	28,220,935
Whole Foods Market, Inc.*	38,450	1,426,879

		67,834,880

Food Products (1.8%)
Archer-Daniels-Midland Co.	168,516	5,379,031
Campbell Soup Co.	51,000	1,823,250
ConAgra Foods, Inc.	115,850	2,541,749
Dean Foods Co.*	47,960	489,671
General Mills, Inc.	169,300	6,186,222
H.J. Heinz Co.	83,900	3,974,343
Hershey Co.	40,700	1,936,913
Hormel Foods Corp.	18,229	813,013
J.M. Smucker Co.	31,547	1,909,540
Kellogg Co.	68,700	3,470,037
Kraft Foods, Inc., Class A	459,731	14,187,299
McCormick & Co., Inc. (Non-Voting)	35,100	1,475,604
Mead Johnson Nutrition Co.	53,900	3,067,449
Sara Lee Corp.	174,500	2,343,535
Tyson Foods, Inc., Class A	78,550	1,258,371

		50,856,027

Household Products (2.3%)
Clorox Co.	36,650	2,446,754
Colgate-Palmolive Co.	128,100	9,845,766
Kimberly-Clark Corp.	107,894	7,018,505
Procter & Gamble Co.	748,305	44,875,851

		64,186,876

Personal Products (0.2%)
Avon Products, Inc.	113,050	3,630,036
Estee Lauder Cos., Inc., Class A	30,100	1,903,223

		5,533,259

Tobacco (1.7%)
Altria Group, Inc.	549,300	13,194,186
Lorillard, Inc.	39,974	3,210,312
Philip Morris International, Inc.	483,200	27,068,864
Reynolds American, Inc.	44,600	2,648,794

		46,122,156

Total Consumer Staples		307,450,131

Energy (10.9%)
Energy Equipment & Services (1.8%)
Baker Hughes, Inc.	113,657	4,841,788
Cameron International Corp.*	63,824	2,741,879
Diamond Offshore Drilling, Inc.	18,347	1,243,376
FMC Technologies, Inc.*	31,680	2,163,427
Halliburton Co.	240,050	7,938,454
Helmerich & Payne, Inc.	27,919	1,129,603
Nabors Industries Ltd.*	75,200	1,358,112
National Oilwell Varco, Inc.	110,497	4,913,802
Rowan Cos., Inc.*	30,200	916,872
Schlumberger Ltd.	360,238	22,194,263

		49,441,576

Oil, Gas & Consumable Fuels (9.1%)
Anadarko Petroleum Corp.	130,494	7,444,683
Apache Corp.	96,030	9,387,893
Cabot Oil & Gas Corp.	27,384	824,532
Chesapeake Energy Corp.	172,400	3,904,860
Chevron Corp.	530,034	42,959,256
ConocoPhillips	391,084	22,459,954
Consol Energy, Inc.	59,500	2,199,120
Denbury Resources, Inc.*	105,252	1,672,454
Devon Energy Corp.	114,700	$7,425,678
El Paso Corp.	185,496	2,296,440
EOG Resources, Inc.	66,800	6,210,396
EQT Corp.	39,267	1,415,968
Exxon Mobil Corp.#	1,342,235	82,936,701
Hess Corp.	77,050	4,555,196
Marathon Oil Corp.	187,014	6,190,163
Massey Energy Co.	26,906	834,624
Murphy Oil Corp.	50,600	3,133,152
Noble Energy, Inc.	46,053	3,458,120
Occidental Petroleum Corp.	214,100	16,764,030
Peabody Energy Corp.	70,950	3,477,260
Pioneer Natural Resources Co.	30,629	1,991,804
QEP Resources, Inc.	46,139	1,390,629
Range Resources Corp.	42,169	1,607,904
Southwestern Energy Co.*	91,243	3,051,166
Spectra Energy Corp.	170,756	3,850,548
Sunoco, Inc.	31,800	1,160,700
Tesoro Corp.	37,554	501,721
Valero Energy Corp.	149,235	2,613,105
Williams Cos., Inc.	154,100	2,944,851

		248,662,908

Total Energy		298,104,484

Financials (15.4%)
Capital Markets (2.4%)
Ameriprise Financial, Inc.	66,157	3,131,211
Bank of New York Mellon Corp.	320,019	8,362,096
Charles Schwab Corp.	261,205	3,630,750
E*TRADE Financial Corp.*	52,290	760,297
Federated Investors, Inc., Class B	24,151	549,677
Franklin Resources, Inc.	38,617	4,128,157
Goldman Sachs Group, Inc.	135,992	19,661,723
Invesco Ltd.	123,351	2,618,742
Janus Capital Group, Inc.	48,332	529,235
Legg Mason, Inc.	40,663	1,232,496
Morgan Stanley	368,213	9,087,497
Northern Trust Corp.	63,800	3,077,712
State Street Corp.	132,320	4,983,171
T. Rowe Price Group, Inc.	67,586	3,383,693

		65,136,457

Commercial Banks (2.7%)
BB&T Corp.	182,650	4,398,212
Comerica, Inc.	46,450	1,725,617
Fifth Third Bancorp	209,917	2,525,302
First Horizon National Corp.*	62,299	710,828
Huntington Bancshares, Inc./Ohio	188,888	1,070,995
KeyCorp.	232,050	1,847,118
M&T Bank Corp.	22,650	1,852,996
Marshall & Ilsley Corp.	139,050	978,912
PNC Financial Services Group, Inc.	138,479	7,188,445
Regions Financial Corp.	331,002	2,406,385
SunTrust Banks, Inc.	131,700	3,401,811
U.S. Bancorp	505,295	10,924,478
Wells Fargo & Co.	1,379,553	34,668,167
Zions Bancorp	45,600	974,016

		74,673,282

Consumer Finance (0.7%)
American Express Co.	275,910	11,596,497
Capital One Financial Corp.	120,406	4,762,057
Discover Financial Services	143,371	2,391,428
SLM Corp.*	127,992	1,478,308

		20,228,290

See Notes to Portfolio of Investments.

EQ ADVISORS TRUST

EQ/EQUITY 500 INDEX PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

September 30, 2010 (Unaudited)

	Number of Shares	Value (Note 1)
Diversified Financial Services (4.0%)
Bank of America Corp.	2,644,974	$34,675,609
Citigroup, Inc.*	6,262,868	24,425,185
CME Group, Inc.	17,723	4,615,955
InterContinentalExchange, Inc.*	19,547	2,046,962
JPMorgan Chase & Co.	1,045,241	39,792,325
Leucadia National Corp.*	51,942	1,226,870
Moody’s Corp.	53,676	1,340,827
NASDAQ OMX Group, Inc.*	37,923	736,844
NYSE Euronext	68,621	1,960,502

		110,821,079

Insurance (4.0%)
ACE Ltd.	89,327	5,203,298
Aflac, Inc.	124,100	6,417,211
Allstate Corp.	141,776	4,473,033
American International Group, Inc.*	35,566	1,390,631
Aon Corp.	71,125	2,781,699
Assurant, Inc.	28,080	1,142,856
Berkshire Hathaway, Inc., Class B*	456,082	37,708,860
Chubb Corp.	82,900	4,724,471
Cincinnati Financial Corp.	42,863	1,236,598
Genworth Financial, Inc., Class A*	128,970	1,576,013
Hartford Financial Services Group, Inc.	117,100	2,687,445
Lincoln National Corp.	83,428	1,995,598
Loews Corp.	83,797	3,175,906
Marsh & McLennan Cos., Inc.	142,950	3,447,954
MetLife, Inc.	239,039	9,191,050
Principal Financial Group, Inc.	84,400	2,187,648
Progressive Corp.	175,950	3,672,076
Prudential Financial, Inc.	123,100	6,669,558
Torchmark Corp.	21,350	1,134,539
Travelers Cos., Inc.	123,874	6,453,835
Unum Group	86,070	1,906,450
XL Group plc	90,100	1,951,566

		111,128,295

Real Estate Investment Trusts (REITs) (1.4%)
Apartment Investment & Management Co (REIT), Class A	30,763	657,713
AvalonBay Communities, Inc. (REIT)	22,444	2,332,605
Boston Properties, Inc. (REIT)	36,800	3,058,816
Equity Residential (REIT)	74,700	3,553,479
HCP, Inc. (REIT)	81,668	2,938,414
Health Care REIT, Inc.	34,943	1,654,201
Host Hotels & Resorts, Inc. (REIT)	173,489	2,512,121
Kimco Realty Corp. (REIT)	106,970	1,684,777
Plum Creek Timber Co., Inc. (REIT)	42,550	1,502,015
ProLogis (REIT)	125,650	1,480,157
Public Storage (REIT)	36,800	3,571,072
Simon Property Group, Inc. (REIT)	77,205	7,159,992
Ventas, Inc. (REIT)	41,440	2,137,061
Vornado Realty Trust (REIT)	42,805	3,661,112

		37,903,535

Real Estate Management & Development (0.1%)
CB Richard Ellis Group, Inc., Class A*	76,250	1,393,850

Thrifts & Mortgage Finance (0.1%)
Hudson City Bancorp., Inc.	138,814	1,701,860
People’s United Financial, Inc.	97,693	1,278,801

		2,980,661

Total Financials		424,265,449

Health Care (11.5%)
Biotechnology (1.4%)
Amgen, Inc.*	252,654	$13,923,762
Biogen Idec, Inc.*	63,789	3,579,839
Celgene Corp.*	121,100	6,976,571
Cephalon, Inc.*	19,793	1,235,875
Genzyme Corp.*	67,150	4,753,548
Gilead Sciences, Inc.*	221,100	7,873,371

		38,342,966

Health Care Equipment & Supplies (1.7%)
Baxter International, Inc.	154,000	7,347,340
Becton, Dickinson and Co.	61,200	4,534,920
Boston Scientific Corp.*	399,856	2,451,117
C.R. Bard, Inc.	24,750	2,015,393
CareFusion Corp.*	50,387	1,251,613
DENTSPLY International, Inc.	37,630	1,203,031
Hospira, Inc.*	44,110	2,514,711
Intuitive Surgical, Inc.*	10,463	2,968,772
Medtronic, Inc.	284,600	9,556,868
St. Jude Medical, Inc.*	86,322	3,395,907
Stryker Corp.	89,950	4,501,997
Varian Medical Systems, Inc.*	32,038	1,938,299
Zimmer Holdings, Inc.*	52,950	2,770,874

		46,450,842

Health Care Providers & Services (2.0%)
Aetna, Inc.	110,022	3,477,795
AmerisourceBergen Corp.	73,500	2,253,510
Cardinal Health, Inc.	92,575	3,058,678
CIGNA Corp.	71,750	2,567,215
Coventry Health Care, Inc.*	39,050	840,747
DaVita, Inc.*	27,094	1,870,299
Express Scripts, Inc.*	143,000	6,964,100
Humana, Inc.*	44,650	2,243,216
Laboratory Corp. of America Holdings*	27,100	2,125,453
McKesson Corp.	68,931	4,258,557
MedCo Health Solutions, Inc.*	114,272	5,949,000
Patterson Cos., Inc.	25,500	730,575
Quest Diagnostics, Inc.	38,750	1,955,713
Tenet Healthcare Corp.*	127,900	603,688
UnitedHealth Group, Inc.	296,300	10,403,093
WellPoint, Inc.*	105,350	5,967,024

		55,268,663

Health Care Technology (0.0%)
Cerner Corp.*	18,723	1,572,545

Life Sciences Tools & Services (0.4%)
Life Technologies Corp.*	48,306	2,255,407
PerkinElmer, Inc.	31,000	717,340
Thermo Fisher Scientific, Inc.*	107,400	5,142,312
Waters Corp.*	24,300	1,719,954

		9,835,013

Pharmaceuticals (6.0%)
Abbott Laboratories, Inc.	407,050	21,264,292
Allergan, Inc.	81,100	5,395,583
Bristol-Myers Squibb Co.	451,973	12,252,988
Eli Lilly and Co.	267,460	9,770,314
Forest Laboratories, Inc.*	75,200	2,325,936
Johnson & Johnson	726,160	44,992,874
King Pharmaceuticals, Inc.*	65,810	655,468
Merck & Co., Inc.	811,217	29,860,898
Mylan, Inc.*	81,550	1,533,955
Pfizer, Inc.	2,118,894	36,381,410

See Notes to Portfolio of Investments.

EQ ADVISORS TRUST

EQ/EQUITY 500 INDEX PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

September 30, 2010 (Unaudited)

	Number of Shares	Value (Note 1)
Watson Pharmaceuticals, Inc.*	28,350	$1,199,488

		165,633,206

Total Health Care		317,103,235

Industrials (10.7%)
Aerospace & Defense (2.7%)
Boeing Co.	192,874	12,833,836
General Dynamics Corp.	100,300	6,299,843
Goodrich Corp.	33,050	2,436,777
Honeywell International, Inc.	203,512	8,942,317
ITT Corp.	48,300	2,261,889
L-3 Communications Holdings, Inc.	30,200	2,182,554
Lockheed Martin Corp.	78,408	5,588,922
Northrop Grumman Corp.	77,570	4,703,069
Precision Castparts Corp.	37,550	4,781,993
Raytheon Co.	98,650	4,509,291
Rockwell Collins, Inc.	41,450	2,414,463
United Technologies Corp.	244,900	17,444,227

		74,399,181

Air Freight & Logistics (1.1%)
C.H. Robinson Worldwide, Inc.	43,752	3,059,140
Expeditors International of Washington, Inc.	55,948	2,586,476
FedEx Corp.	82,910	7,088,805
United Parcel Service, Inc., Class B	261,150	17,416,093

		30,150,514

Airlines (0.1%)
Southwest Airlines Co.	196,618	2,569,797

Building Products (0.0%)
Masco Corp.	94,450	1,039,894

Commercial Services & Supplies (0.5%)
Avery Dennison Corp.	29,000	1,076,480
Cintas Corp.	35,050	965,628
Iron Mountain, Inc.	53,097	1,186,187
Pitney Bowes, Inc.	54,400	1,163,072
R.R. Donnelley & Sons Co.	54,300	920,928
Republic Services, Inc.	80,701	2,460,574
Stericycle, Inc.*	22,515	1,564,342
Waste Management, Inc.	125,856	4,498,093

		13,835,304

Construction & Engineering (0.2%)
Fluor Corp.	47,100	2,332,863
Jacobs Engineering Group, Inc.*	33,114	1,281,512
Quanta Services, Inc.*	55,600	1,060,848

		4,675,223

Electrical Equipment (0.5%)
Emerson Electric Co.	198,300	10,442,478
Rockwell Automation, Inc.	37,450	2,311,788
Roper Industries, Inc.	24,855	1,620,049

		14,374,315

Industrial Conglomerates (2.5%)
3M Co.	188,000	16,301,480
General Electric Co.	2,818,283	45,797,099
Textron, Inc.	72,200	1,484,432
Tyco International Ltd.	131,136	4,816,625

		68,399,636

Machinery (2.0%)
Caterpillar, Inc.	166,200	13,076,616
Cummins, Inc.	52,400	4,746,392
Danaher Corp.	141,100	5,730,071
Deere & Co.	111,700	7,794,426
Dover Corp.	49,200	2,568,732
Eaton Corp.	44,250	$3,650,183
Flowserve Corp.	14,797	1,619,088
Illinois Tool Works, Inc.	132,695	6,239,319
PACCAR, Inc.	96,050	4,624,807
Pall Corp.	30,750	1,280,430
Parker Hannifin Corp.	42,500	2,977,550
Snap-On, Inc.	15,300	711,603

		55,019,217

Professional Services (0.1%)
Dun & Bradstreet Corp.	13,256	982,800
Equifax, Inc.	32,950	1,028,040
Robert Half International, Inc.	38,900	1,011,400

		3,022,240

Road & Rail (0.8%)
CSX Corp.	100,100	5,537,532
Norfolk Southern Corp.	97,150	5,781,396
Ryder System, Inc.	13,800	590,226
Union Pacific Corp.	131,200	10,732,160

		22,641,314

Trading Companies & Distributors (0.2%)
Fastenal Co.	38,883	2,068,187
W.W. Grainger, Inc.	15,700	1,870,027

		3,938,214

Total Industrials		294,064,849

Information Technology (18.7%)
Communications Equipment (2.3%)
Cisco Systems, Inc.*	1,505,450	32,969,355
Harris Corp.	33,984	1,505,151
JDS Uniphase Corp.*	58,350	722,956
Juniper Networks, Inc.*	137,000	4,157,950
Motorola, Inc.*	615,202	5,247,673
QUALCOMM, Inc.	423,100	19,090,272
Tellabs, Inc.	100,450	748,353

		64,441,710

Computers & Peripherals (4.4%)
Apple, Inc.*	240,900	68,355,375
Dell, Inc.*	445,902	5,778,890
EMC Corp.*	541,300	10,993,803
Hewlett-Packard Co.	597,749	25,147,300
Lexmark International, Inc., Class A*	20,650	921,403
NetApp, Inc.*	94,100	4,685,239
QLogic Corp.*	28,800	508,032
SanDisk Corp.*	61,450	2,252,143
Western Digital Corp.*	60,420	1,715,324

		120,357,509

Electronic Equipment, Instruments & Components (0.6%)
Agilent Technologies, Inc.*	91,323	3,047,448
Amphenol Corp., Class A	45,756	2,241,129
Corning, Inc.	411,592	7,523,902
FLIR Systems, Inc.*	41,597	1,069,043
Jabil Circuit, Inc.	51,550	742,835
Molex, Inc.	36,200	757,666

		15,382,023

Internet Software & Services (1.9%)
Akamai Technologies, Inc.*	47,858	2,401,514
eBay, Inc.*	304,350	7,426,140
Google, Inc., Class A*	65,567	34,474,473
Monster Worldwide, Inc.*	34,150	442,584
VeriSign, Inc.*	45,850	1,455,279
Yahoo!, Inc.*	355,397	5,035,976

		51,235,966

IT Services (3.1%)
Automatic Data Processing, Inc.	129,650	5,449,189

See Notes to Portfolio of Investments.

EQ ADVISORS TRUST

EQ/EQUITY 500 INDEX PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

September 30, 2010 (Unaudited)

	Number of Shares	Value (Note 1)
Cognizant Technology Solutions Corp., Class A*	79,300	$5,112,471
Computer Sciences Corp.	40,700	1,872,200
Fidelity National Information Services, Inc.	69,499	1,885,508
Fiserv, Inc.*	39,550	2,128,581
International Business Machines Corp.	332,501	44,601,684
Mastercard, Inc., Class A	25,593	5,732,832
Paychex, Inc.	84,775	2,330,465
SAIC, Inc.*	77,400	1,236,852
Teradata Corp.*	44,055	1,698,761
Total System Services, Inc.	43,625	664,845
Visa, Inc., Class A	130,973	9,726,055
Western Union Co.	173,949	3,073,679

		85,513,122

Office Electronics (0.1%)
Xerox Corp.	364,496	3,772,534

Semiconductors & Semiconductor Equipment (2.4%)
Advanced Micro Devices, Inc.*	149,300	1,061,523
Altera Corp.	81,000	2,442,960
Analog Devices, Inc.	78,550	2,464,899
Applied Materials, Inc.	352,200	4,113,696
BroadCom Corp., Class A	118,150	4,181,329
First Solar, Inc.*	14,200	2,092,370
Intel Corp.	1,467,750	28,224,832
KLA-TenCorCorp.	44,250	1,558,928
Linear Technology Corp.	59,150	1,817,680
LSI Corp.*	169,100	771,096
MEMC Electronic Materials, Inc.*	59,871	713,662
Microchip Technology, Inc.	48,936	1,539,037
Micron Technology, Inc.*	225,350	1,624,773
National Semiconductor Corp.	63,100	805,787
Novellus Systems, Inc.*	24,200	643,236
NVIDIA Corp.*	151,250	1,766,600
Teradyne, Inc.*	47,750	531,935
Texas Instruments, Inc.	315,031	8,549,941
Xilinx, Inc.	68,150	1,813,472

		66,717,756

Software (3.9%)
Adobe Systems, Inc.*	138,450	3,620,468
Autodesk, Inc.*	59,850	1,913,405
BMC Software, Inc.*	47,050	1,904,584
CA, Inc.	101,925	2,152,656
Citrix Systems, Inc.*	49,250	3,360,820
Compuware Corp.*	58,850	501,990
Electronic Arts, Inc.*	87,050	1,430,232
Intuit, Inc.*	74,500	3,263,845
McAfee, Inc.*	40,089	1,894,606
Microsoft Corp.	2,007,373	49,160,565
Novell, Inc.*	92,550	552,523
Oracle Corp.	1,020,197	27,392,289
Red Hat, Inc.*	49,810	2,042,210
Salesforce.com, Inc.*	30,818	3,445,452
Symantec Corp.*	207,990	3,155,208

		105,790,853

Total Information Technology		513,211,473

Materials (3.6%)
Chemicals (2.0%)
Air Products & Chemicals, Inc.	56,050	4,642,061
Airgas, Inc.	19,659	1,335,829
CF Industries Holdings, Inc.	18,745	1,790,148
Dow Chemical Co.	305,701	$8,394,549
E.I. du Pont de Nemours & Co.	239,000	10,664,180
Eastman Chemical Co.	19,050	1,409,700
EColab, Inc.	61,531	3,122,083
FMC Corp.	19,130	1,308,683
International Flavors & Fragrances, Inc.	21,100	1,023,772
Monsanto Co.	142,448	6,827,533
PPG Industries, Inc.	43,600	3,174,080
Praxair, Inc.	80,750	7,288,495
Sherwin-Williams Co.	23,850	1,792,089
Sigma-Aldrich Corp.	31,950	1,929,141

		54,702,343

Construction Materials (0.1%)
Vulcan Materials Co.	33,800	1,247,896

Containers & Packaging (0.2%)
Ball Corp.	24,100	1,418,285
Bemis Co., Inc.	28,750	912,813
Owens-Illinois, Inc.*	43,082	1,208,881
Pactiv Corp.*	35,850	1,182,333
Sealed Air Corp.	42,034	944,924

		5,667,236

Metals & Mining (1.1%)
AK Steel Holding Corp.	28,898	399,081
AlCoa, Inc.	269,198	3,259,988
Allegheny Technologies, Inc.	25,950	1,205,377
Cliffs Natural Resources, Inc.	35,700	2,281,944
Freeport-McMoRan Copper & Gold, Inc.	123,994	10,587,848
Newmont Mining Corp.	129,800	8,152,738
NuCor Corp.	83,150	3,176,330
Titanium Metals Corp.*	23,683	472,713
United States Steel Corp.	37,800	1,657,152

		31,193,171

Paper & Forest Products (0.2%)
International Paper Co.	115,135	2,504,186
MeadWestvaco Corp.	44,959	1,096,100
Weyerhaeuser Co.	141,169	2,224,824

		5,825,110

Total Materials		98,635,756

Telecommunication Services (3.2%)
Diversified Telecommunication Services (2.9%)
AT&T, Inc.	1,557,600	44,547,360
CenturyLink, Inc.	79,500	3,137,070
Frontier Communications Corp.	261,490	2,136,373
Qwest Communications International, Inc.	458,393	2,874,124
Verizon Communications, Inc.	745,096	24,282,679
Windstream Corp.	127,286	1,564,345

		78,541,951

Wireless Telecommunication Services (0.3%)
American Tower Corp., Class A*	105,742	5,420,335
MetroPCS Communications, Inc.*	68,950	721,217
Sprint Nextel Corp.*	786,691	3,642,379

		9,783,931

Total Telecommunication Services		88,325,882

Utilities (3.6%)
Electric Utilities (1.9%)
Allegheny Energy, Inc.	44,650	1,094,818
American Electric Power Co., Inc.	126,330	4,576,936
Duke Energy Corp.	347,562	6,155,323

See Notes to Portfolio of Investments.

EQ ADVISORS TRUST

EQ/EQUITY 500 INDEX PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

September 30, 2010 (Unaudited)

	Number of Shares	Value (Note 1)
Edison International	85,900	$2,954,101
Entergy Corp.	49,250	3,769,102
Exelon Corp.	174,250	7,419,565
FirstEnergy Corp.	80,351	3,096,728
NextEra Energy, Inc.	109,650	5,963,864
Northeast Utilities	46,424	1,372,758
PepCo Holdings, Inc.	58,955	1,096,563
Pinnacle West Capital Corp.	28,600	1,180,322
PPL Corp.	127,188	3,463,329
Progress Energy, Inc.	77,150	3,427,003
Southern Co.	218,950	8,153,698

		53,724,110

Gas Utilities (0.1%)
NiCor, Inc.	11,950	547,549
Oneok, Inc.	28,057	1,263,687

		1,811,236

Independent Power Producers & Energy Traders (0.2%)
AES Corp.*	175,800	1,995,330
Constellation Energy Group, Inc.	53,200	1,715,168
NRG Energy, Inc.*	66,668	1,388,028

		5,098,526

Multi-Utilities (1.4%)
Ameren Corp.	63,050	1,790,620
CenterPoint Energy, Inc.	111,150	1,747,278
CMS Energy Corp.	60,600	1,092,012
Consolidated Edison, Inc.	74,550	3,594,801
Dominion Resources, Inc.	155,246	6,778,040
DTE Energy Co.	44,450	2,041,588
Integrys Energy Group, Inc.	20,324	1,058,067
NiSource, Inc.	73,259	1,274,707
PG&E Corp.	103,000	4,678,260
Public Service Enterprise Group, Inc.	133,400	4,412,872
SCANA Corp.	29,711	1,197,947
Sempra Energy	65,322	3,514,324
TECO Energy, Inc.	56,500	978,580
Wisconsin Energy Corp.	30,802	1,780,356
Xcel Energy, Inc.	121,145	2,782,701

		38,722,153

Total Utilities		99,356,025

Total Common Stocks (99.1%) (Cost $2,667,960,682)		2,724,561,163

	Principal Amount	Value (Note 1)
SHORT-TERM INVESTMENT:
Time Deposit (1.1%)
JPMorgan Chase Nassau
0.000%, 10/1/10
(Amortized Cost $29,252,473)	$29,252,473	29,252,473

Total Investments (100.2%) (Cost/Amortized Cost $2,697,213,155)		2,753,813,636
Other Assets Less Liabilities (-0.2%)		(6,720,836)

Net Assets (100%)		$2,747,092,800

*	Non-Income producing.
#	All, or a portion of security held by broker as collateral for financial futures contracts, with a total collateral value of $10,936,830.

See Notes to Portfolio of Investments.

EQ ADVISORS TRUST

EQ/EQUITY 500 INDEX PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

September 30, 2010 (Unaudited)

At September 30, 2010, the Portfolio had the following futures contracts open: (Note 1)

Purchase	Number of Contracts	Expiration Date	Original Value	Value at 9/30/2010	Unrealized Appreciation/ (Depreciation)
S&P 500 E-Mini Index	289	December-10	$16,235,947	$16,425,315	$189,368

The following is a summary of the inputs used to value the Portfolio’s assets and liabilities carried at fair value as of September 30, 2010:

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. For example, money market securities are valued using amortized cost, in accordance with rules under the Investment Company Act of 1940. Generally, amortized cost approximates the current fair value of a security, but since the value is not obtained from a quoted price in an active market, such securities are reflected as Level 2.

Various inputs are used in determining the value of the Portfolio’s investments. These inputs are summarized in the three broad levels listed below:

Investment Type	Level 1 Quoted prices in active markets for identical securities	Level 2 Significant other observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)	Level 3 Significant unobservable inputs (including the Portfolio’s own assumptions in determining the fair value of investments)	Total
Assets:
Common Stocks
Consumer Discretionary	$284,043,879	$—	$—	$284,043,879
Consumer Staples	307,450,131	—		307,450,131
Energy	298,104,484	—		298,104,484
Financials	424,265,449	—		424,265,449
Health Care	317,103,235	—		317,103,235
Industrials	294,064,849	—		294,064,849
Information Technology	513,211,473	—		513,211,473
Materials	98,635,756	—		98,635,756
Telecommunication Services	88,325,882	—		88,325,882
Utilities	99,356,025	—		99,356,025
Futures	189,368	—		189,368
Short-Term Investments	—	29,252,473		29,252,473

Total Assets	$2,724,750,531	$29,252,473	$—	$2,754,003,004

Total Liabilities	$—	$—	$—	$—

Total	$2,724,750,531	$29,252,473	$—	$2,754,003,004

Investment security transactions for the nine months ended September 30, 2010 were as follows:

Cost of Purchases:
Stocks and long-term corporate debt securities	$108,441,343
Net Proceeds of Sales and Redemptions:
Stocks and long-term corporate debt securities	$189,254,921

As of September 30, 2010, the gross unrealized appreciation (depreciation) of investments based on the aggregate cost of investments for Federal income tax purposes was as follows:

Aggregate gross unrealized appreciation	$597,423,631
Aggregate gross unrealized depreciation	(599,149,686)

Net unrealized depreciation	$(1,726,055)

Federal income tax cost of investments	$2,755,539,691

See Notes to Portfolio of Investments.

EQ ADVISORS TRUST

EQ/EQUITY GROWTH PLUS PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

September 30, 2010 (Unaudited)

	Number of Shares	Value (Note 1)
COMMON STOCKS:
Consumer Discretionary (13.0%)
Auto Components (0.3%)
Autoliv, Inc.	4,516	$295,030
BorgWarner, Inc.*	16,881	888,278
Federal-Mogul Corp.*	700	13,237
Gentex Corp.	21,687	423,113
Goodyear Tire & Rubber Co.*	37,782	406,157
Johnson Controls, Inc.	98,655	3,008,978
Lear Corp.*	2,300	181,539
TRW Automotive Holdings Corp.*	8,266	343,535

		5,559,867

Automobiles (0.7%)
Ford Motor Co.*	888,461	10,874,763
Harley-Davidson, Inc.	36,619	1,041,444
Tesla Motors, Inc.*	1,624	32,902
Thor Industries, Inc.	5,212	174,081

		12,123,190

Distributors (0.0%)
LKQ Corp.*	22,211	461,989

Diversified Consumer Services (0.2%)
Apollo Group, Inc., Class A*	20,134	1,033,881
Career Education Corp.*	10,152	217,963
DeVry, Inc.	9,905	487,425
Education Management Corp.*	3,710	54,463
H&R Block, Inc.	19,819	256,656
Hillenbrand, Inc.	9,686	208,346
ITT Educational Services, Inc.*	5,411	380,231
Strayer Education, Inc.	2,165	377,792
Weight Watchers International, Inc.	5,168	161,190

		3,177,947

Hotels, Restaurants & Leisure (3.3%)
Bally Technologies, Inc.*	8,589	300,185
Brinker International, Inc.	13,891	261,984
Burger King Holdings, Inc.	14,262	340,577
Carnival Corp.	25,429	971,642
Chipotle Mexican Grill, Inc.*	4,873	838,156
Choice Hotels International, Inc.	305	11,120
Ctrip.Com International Ltd. (ADR)*	126,400	6,035,600
Darden Restaurants, Inc.	39,566	1,692,633
International Game Technology	46,362	669,931
International Speedway Corp., Class A	1,624	39,626
Las Vegas Sands Corp.*	318,192	11,088,991
Marriott International, Inc., Class A .	42,202	1,512,098
McDonald’s Corp.	167,305	12,465,895
MGM Resorts International*	6,845	77,212
Panera Bread Co., Class A*	4,760	421,784
Royal Caribbean Cruises Ltd.*	7,973	251,389
Starbucks Corp.	357,674	9,149,301
Starwood Hotels & Resorts
Worldwide, Inc.	126,571	6,651,306
Wendy’s/Arby’s Group, Inc., Class A	19,637	88,956
WMS Industries, Inc.*	9,014	343,163
Wynn Resorts Ltd.	11,737	1,018,419
Yum! Brands, Inc.	72,818	3,353,997

		57,583,965

Household Durables (0.3%)
Fortune Brands, Inc.	2,867	141,142
Garmin Ltd.	1,064	32,292
Harman International Industries, Inc.*	5,145	171,895
Leggett & Platt, Inc.	13,612	$309,809
Mohawk Industries, Inc.*	1,046	55,752
NVR, Inc.*	910	589,252
Stanley Black & Decker, Inc.	52,200	3,198,816
Tempur-Pedic International, Inc.*	11,259	349,029
Tupperware Brands Corp.	9,826	449,638
Whirlpool Corp.	5,000	404,800

		5,702,425

Internet & Catalog Retail (2.1%)
Amazon.com, Inc.*	158,808	24,942,384
Expedia, Inc.	13,137	370,595
Netflix, Inc.*	59,310	9,617,710
priceline.com, Inc.*	7,397	2,576,671

		37,507,360

Leisure Equipment & Products (0.1%)
Hasbro, Inc.	20,291	903,152
Mattel, Inc.	32,897	771,764

		1,674,916

Media (1.3%)
CBS Corp., Class B	479,487	7,604,664
DIRECTV, Class A*	137,944	5,742,609
Discovery Communications, Inc., Class A*	32,322	1,407,623
DreamWorks Animation SKG, Inc., Class A*	11,531	367,954
Interpublic Group of Cos., Inc.*	76,102	763,303
John Wiley & Sons, Inc., Class A	6,467	264,242
Lamar Advertising Co., Class A*	1,880	59,822
Madison Square Garden, Inc., Class A*	3,023	63,725
McGraw-Hill Cos., Inc.	34,442	1,138,652
Meredith Corp.	2,382	79,344
Morningstar, Inc.*	3,431	152,885
News Corp., Class A	74,281	970,110
Omnicom Group, Inc.	38,474	1,518,954
Regal Entertainment Group, Class A	2,889	37,904
Scripps Networks Interactive, Inc., Class A	13,930	662,789
Sirius XM Radio, Inc.*	604,323	725,188
Thomson Reuters Corp.	18,846	707,290
Time Warner, Inc.	36,514	1,119,154
Viacom, Inc., Class B	18,609	673,460

		24,059,672

Multiline Retail (1.7%)
Big Lots, Inc.*	11,752	390,754
Dollar General Corp.*	10,867	317,860
Dollar Tree, Inc.*	19,781	964,522
Family Dollar Stores, Inc.	21,005	927,581
J.C. Penney Co., Inc.	11,945	324,665
Kohl’s Corp.*	210,927	11,111,634
Macy’s, Inc.	6,501	150,108
Nordstrom, Inc.	26,004	967,349
Target Corp.	269,933	14,425,219

		29,579,692

Specialty Retail (2.5%)
Aaron’s, Inc.	6,309	116,401
Abercrombie & Fitch Co., Class A	10,480	412,074
Advance Auto Parts, Inc.	13,663	801,745
Aeropostale, Inc.*	14,537	337,985
American Eagle Outfitters, Inc.	8,037	120,234
AutoNation, Inc.*	3,480	80,910
AutoZone, Inc.*	4,097	937,844
Bed Bath & Beyond, Inc.*	40,857	1,773,602

See Notes to Portfolio of Investments.

EQ ADVISORS TRUST

EQ/EQUITY GROWTH PLUS PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

September 30, 2010 (Unaudited)

	Number of Shares	Value (Note 1)
Best Buy Co., Inc.	53,674	$2,191,509
CarMax, Inc.*	34,783	969,054
Chico’s FAS, Inc.	27,797	292,424
Dick’s Sporting Goods, Inc.*	13,914	390,149
Gap, Inc.	58,946	1,098,753
Guess?, Inc.	10,100	410,363
Home Depot, Inc.	478,146	15,147,665
J. Crew Group, Inc.*	8,578	288,392
Limited Brands, Inc.	41,547	1,112,629
Lowe’s Cos., Inc.	171,004	3,811,679
Office Depot, Inc.*	5,150	23,690
O’Reilly Automotive, Inc.*	21,481	1,142,789
PetSmart, Inc.	18,401	644,035
Ross Stores, Inc.	19,030	1,039,419
Staples, Inc.	113,513	2,374,692
Tiffany & Co.	19,655	923,589
TJX Cos., Inc.	63,447	2,831,640
Tractor Supply Co.	11,304	448,317
Urban Outfitters, Inc.*	118,064	3,711,932
Williams-Sonoma, Inc.	14,974	474,676

		43,908,191

Textiles, Apparel & Luxury Goods (0.5%)
Coach, Inc.	47,448	2,038,366
Fossil, Inc.*	8,185	440,271
Hanesbrands, Inc.*	14,864	384,383
NIKE, Inc., Class B	55,970	4,485,436
Phillips-Van Heusen Corp.	8,786	528,566
Polo Ralph Lauren Corp.	8,700	781,782

		8,658,804

Total Consumer Discretionary		229,998,018

Consumer Staples (7.5%)
Beverages (2.2%)
Brown-Forman Corp., Class B	12,402	764,459
Coca-Cola Co.	467,168	27,338,671
Coca-Cola Enterprises, Inc.	30,387	941,997
Dr. Pepper Snapple Group, Inc.	11,693	415,335
Hansen Natural Corp.*	8,699	405,548
PepsiCo, Inc.	144,213	9,581,512

		39,447,522

Food & Staples Retailing (1.7%)
BJ’s Wholesale Club, Inc.*	757	31,416
Costco Wholesale Corp.	68,506	4,417,952
CVS Caremark Corp.	23,490	739,230
Kroger Co.	5,713	123,744
Sysco Corp.	92,000	2,623,840
Walgreen Co.	138,618	4,643,703
Wal-Mart Stores, Inc.	191,681	10,258,767
Whole Foods Market, Inc.*	184,758	6,856,369

		29,695,021

Food Products (0.5%)
Campbell Soup Co.	17,144	612,898
ConAgra Foods, Inc.	7,000	153,580
Flowers Foods, Inc.	4,421	109,818
General Mills, Inc.	61,402	2,243,629
Green Mountain Coffee Roasters, Inc.*	17,190	536,156
H.J. Heinz Co.	20,163	955,121
Hershey Co.	13,971	664,880
Kellogg Co.	35,828	1,809,672
McCormick & Co., Inc. (Non-Voting)	10,280	432,171
Mead Johnson Nutrition Co.	4,356	247,900
Sara Lee Corp.	73,327	984,782

		8,750,607

Household Products (1.4%)
Church & Dwight Co., Inc.	11,023	$715,834
Clorox Co.	20,634	1,377,526
Colgate-Palmolive Co.	63,841	4,906,819
Kimberly-Clark Corp.	50,988	3,316,769
Procter & Gamble Co.	232,072	13,917,358

		24,234,306

Personal Products (0.7%)
Alberto-Culver Co.	2,966	111,670
Avon Products, Inc.	299,757	9,625,197
Estee Lauder Cos., Inc., Class A	17,147	1,084,205
Herbalife Ltd.	9,411	567,954

		11,389,026

Tobacco (1.0%)
Altria Group, Inc.	188,817	4,535,384
Philip Morris International, Inc.	242,494	13,584,514

		18,119,898

Total Consumer Staples		131,636,380

Energy (7.1%)
Energy Equipment & Services (1.9%)
Atwood Oceanics, Inc.*	1,763	53,683
Baker Hughes, Inc.	18,283	778,856
Cameron International Corp.*	21,684	931,545
Core Laboratories N.V.	6,944	611,350
Diamond Offshore Drilling, Inc.	3,474	235,433
Dresser-Rand Group, Inc.*	11,588	427,481
Exterran Holdings, Inc.*	1,009	22,914
FMC Technologies, Inc.*	18,909	1,291,296
Halliburton Co.	141,312	4,673,188
McDermott International, Inc.*	28,393	419,648
Nabors Industries Ltd.*	17,700	319,662
Oil States International, Inc.*	492	22,903
Pride International, Inc.*	10,813	318,227
Rowan Cos., Inc.*	2,430	73,775
Schlumberger Ltd.	350,104	21,569,907
Superior Energy Services, Inc.*	882	23,540
Weatherford International Ltd.*	46,398	793,406

		32,566,814

Oil, Gas & Consumable Fuels (5.2%)
Alpha Natural Resources, Inc.*	2,503	102,998
Anadarko Petroleum Corp.	110,200	6,286,910
Arch Coal, Inc.	17,866	477,201
Atlas Energy, Inc.*	8,906	255,068
Chevron Corp.	16,557	1,341,945
Cimarex Energy Co.	13,046	863,384
Concho Resources, Inc.*	14,238	942,128
ConocoPhillips	88,650	5,091,170
Consol Energy, Inc.	16,110	595,426
Continental Resources, Inc.*	4,340	201,202
El Paso Corp.	20,133	249,247
EOG Resources, Inc.	140,970	13,105,981
EQT Corp.	21,553	777,201
EXCO Resources, Inc.	22,833	339,527
Exxon Mobil Corp.	728,570	45,018,340
Forest Oil Corp.*	11,246	334,006
Frontline Ltd.	6,598	187,581
Holly Corp.	4,686	134,723
Marathon Oil Corp.	29,462	975,192
Mariner Energy, Inc.*	1,153	27,937
Massey Energy Co.	235,200	7,295,904
Murphy Oil Corp.	3,515	217,649
Occidental Petroleum Corp.	25,641	2,007,690
Petrohawk Energy Corp.*	33,360	538,430

See Notes to Portfolio of Investments.

EQ ADVISORS TRUST

EQ/EQUITY GROWTH PLUS PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

September 30, 2010 (Unaudited)

	Number of Shares	Value (Note 1)
Quicksilver Resources, Inc.*	1,133	$14,276
Range Resources Corp.	24,794	945,395
SandRidge Energy, Inc.*	32,798	186,293
SM Energy Co.	6,642	248,809
Southwestern Energy Co.*	53,900	1,802,416
Ultra Petroleum Corp.*	23,670	993,667
Whiting Petroleum Corp.*	667	63,705
Williams Cos., Inc.	37,438	715,440

		92,336,841

Total Energy		124,903,655

Financials (3.9%)
Capital Markets (1.0%)
Affiliated Managers Group, Inc.*	7,947	619,945
Ameriprise Financial, Inc.	8,051	381,054
BlackRock, Inc.	1,836	312,579
Charles Schwab Corp.	153,875	2,138,863
Eaton Vance Corp.	18,348	532,826
Federated Investors, Inc., Class B	9,422	214,445
Franklin Resources, Inc.	23,123	2,471,849
GLG Partners, Inc.*	18,419	82,886
Greenhill & Co., Inc.	4,581	363,365
InvesCo. Ltd.	22,028	467,654
Janus Capital Group, Inc.	2,594	28,404
Jefferies Group, Inc.	188,900	4,286,141
Lazard Ltd., Class A	14,305	501,819
Morgan Stanley	69,130	1,706,128
Northern Trust Corp.	15,006	723,889
SEI Investments Co.	23,270	473,312
T. Rowe Price Group, Inc.	40,365	2,020,874
TD Ameritrade Holding Corp.*	36,265	585,680
Waddell & Reed Financial, Inc., Class A	13,437	367,636

		18,279,349

Commercial Banks (0.4%)
Bank of Hawaii Corp.	2,399	107,763
Wells Fargo & Co.	258,000	6,483,540

		6,591,303

Consumer Finance (0.7%)
American Express Co.	293,092	12,318,657
Green Dot Corp., Class A*	589	28,554

		12,347,211

Diversified Financial Services (0.7%)
CBOE Holdings, Inc.	820	16,433
Interactive Brokers Group, Inc., Class A*	1,640	28,224
InterContinentalExchange, Inc.*	11,500	1,204,280
Moody’s Corp.	410,221	10,247,321
MSCI, Inc., Class A*	17,240	572,540
NASDAQ OMX Group, Inc.*	2,060	40,026
NYSE Euronext	8,766	250,445

		12,359,269

Insurance (0.5%)
ACE Ltd.	8,006	466,349
Aflac, Inc.	69,008	3,568,404
Arch Capital Group Ltd.*	472	39,554
Arthur J. Gallagher & Co.	4,049	106,772
Axis Capital Holdings Ltd.	5,599	184,431
Brown & Brown, Inc.	9,376	189,301
Endurance Specialty Holdings Ltd.	768	30,566
Erie Indemnity Co., Class A	3,208	179,840
Genworth Financial, Inc., Class A*	14,067	171,899
Hartford Financial Services Group, Inc.	5,803	133,179
Marsh & McLennan Cos., Inc.	77,608	$1,871,905
MetLife, Inc.	31,688	1,218,404
Travelers Cos., Inc.	8,476	441,600
Validus Holdings Ltd.	1,387	36,561

		8,638,765

Real Estate Investment Trusts (REITs) (0.5%)
AMB Property Corp. (REIT)	2,434	64,428
Apartment Investment & Management Co. (REIT), Class A	8,960	191,565
Digital Realty Trust, Inc. (REIT)	12,804	790,007
Equity Residential (REIT)	2,817	134,005
Essex Property Trust, Inc. (REIT)	1,822	199,400
Federal Realty Investment Trust (REIT)	5,706	465,952
General Growth Properties, Inc. (REIT)	31,450	490,620
Plum Creek Timber Co., Inc. (REIT)	10,772	380,252
ProLogis (REIT)	4,599	54,176
Public Storage (REIT)	19,787	1,920,130
Rayonier, Inc. (REIT)	3,702	185,544
Simon Property Group, Inc. (REIT)	31,503	2,921,588
UDR, Inc. (REIT)	2,143	45,260
Ventas, Inc. (REIT)	6,636	342,219
Vornado Realty Trust (REIT)	2,261	193,383

		8,378,529

Real Estate Management & Development (0.1%)
CB Richard Ellis Group, Inc., Class A*	44,200	807,976
Jones Lang LaSalle, Inc.	6,538	564,033
St. Joe Co.*	12,942	321,868

		1,693,877

Thrifts & Mortgage Finance (0.0%)
Capitol Federal Financial	213	5,261
Hudson City Bancorp., Inc.	6,166	75,595

		80,856

Total Financials		68,369,159

Health Care (8.5%)
Biotechnology (1.6%)
Abraxis Bioscience, Inc.*	426	32,947
Alexion Pharmaceuticals, Inc.*	56,331	3,625,463
Amgen, Inc.*	69,100	3,808,101
Amylin Pharmaceuticals, Inc.*	22,333	465,643
BioMarin Pharmaceutical, Inc.*	15,802	353,175
Celgene Corp.*	71,671	4,128,966
Dendreon Corp.*	122,592	5,048,339
Genzyme Corp.*	31,583	2,235,761
Gilead Sciences, Inc.*	130,426	4,644,470
Human Genome Sciences, Inc.*	29,137	867,991
Myriad Genetics, Inc.*	15,203	249,481
Regeneron Pharmaceuticals, Inc.*	10,091	276,493
Talecris Biotherapeutics Holdings Corp.*	7,966	182,262
United Therapeutics Corp.*	7,705	431,557
Vertex Pharmaceuticals, Inc.*	31,416	1,086,051

		27,436,700

Health Care Equipment & Supplies (1.7%)
Alcon, Inc.	10,786	1,798,997
Alere, Inc.*	3,815	117,998
Baxter International, Inc.	77,267	3,686,409
Becton, Dickinson and Co.	36,286	2,688,793
C.R. Bard, Inc.	14,789	1,204,268
CareFusion Corp.*	6,129	152,244
Cooper Cos., Inc.	1,350	62,397

See Notes to Portfolio of Investments.

EQ ADVISORS TRUST

EQ/EQUITY GROWTH PLUS PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

September 30, 2010 (Unaudited)

	Number of Shares	Value (Note 1)
Covidien plc	77,957	$3,133,092
DENTSPLY International, Inc.	22,639	723,769
Edwards Lifesciences Corp.*	17,621	1,181,488
Gen-Probe, Inc.*	7,714	373,820
Hill-Rom Holdings, Inc.	8,276	297,026
Hospira, Inc.*	25,797	1,470,687
IDEXX Laboratories, Inc.*	8,965	553,320
Intuitive Surgical, Inc.*	6,091	1,728,260
Kinetic Concepts, Inc.*	854	31,239
Medtronic, Inc.	131,734	4,423,628
ResMed, Inc.*	23,582	773,725
St. Jude Medical, Inc.*	50,797	1,998,354
Stryker Corp.	48,984	2,451,649
Teleflex, Inc.	967	54,906
Thoratec Corp.*	8,916	329,714
Varian Medical Systems, Inc.*	19,211	1,162,266

		30,398,049

Health Care Providers & Services (1.9%)
AmerisourceBergen Corp.	43,938	1,347,139
Brookdale Senior Living, Inc.*	1,827	29,798
Cardinal Health, Inc.	19,371	640,018
Community Health Systems, Inc.*	10,227	316,730
DaVita, Inc.*	16,157	1,115,318
Emdeon, Inc., Class A*	4,053	49,366
Emergency Medical Services Corp., Class A*	4,618	245,909
Express Scripts, Inc.*	301,137	14,665,372
Health Management Associates, Inc., Class A*	38,937	298,257
Henry Schein, Inc.*	14,210	832,422
Laboratory Corp. of America Holdings*	16,229	1,272,840
Lincare Holdings, Inc.	256,906	6,445,772
McKesson Corp.	18,232	1,126,373
Medco Health Solutions, Inc.*	67,420	3,509,885
MEDNAX, Inc.*	6,909	368,250
Omnicare, Inc.	1,830	43,700
Patterson Cos., Inc.	15,882	455,019
Quest Diagnostics, Inc.	20,065	1,012,681
Tenet Healthcare Corp.*	54,356	256,560
Universal Health Services, Inc., Class B	937	36,412
VCA Antech, Inc.*	13,366	281,889

		34,349,710

Health Care Technology (0.5%)
Allscripts Healthcare Solutions, Inc.*	18,057	333,513
Cerner Corp.*	89,501	7,517,189
SXC Health Solutions Corp.*	9,524	347,340

		8,198,042

Life Sciences Tools & Services (1.0%)
Charles River Laboratories International, Inc.*	2,448	81,151
Covance, Inc.*	172,057	8,050,547
Illumina, Inc.*	137,600	6,769,920
Life Technologies Corp.*	20,105	938,702
Mettler-Toledo International, Inc.*	5,232	651,070
PerkinElmer, Inc.	8,338	192,941
Pharmaceutical Product Development, Inc.	16,406	406,705
Techne Corp.	5,798	357,911
Waters Corp.*	14,454	1,023,054

		18,472,001

Pharmaceuticals (1.8%)
Abbott Laboratories, Inc.	409,225	21,377,914
Allergan, Inc.	47,289	$3,146,137
Eli Lilly and Co.	36,378	1,328,888
Johnson & Johnson	64,338	3,986,382
Mylan, Inc.*	40,444	760,752
Perrigo Co.	12,562	806,732
Warner Chilcott plc, Class A	14,002	314,205

		31,721,010

Total Health Care		150,575,512

Industrials (11.4%)
Aerospace & Defense (1.6%)
Alliant Techsystems, Inc.*	4,836	364,634
Boeing Co.	95,616	6,362,289
Goodrich Corp.	5,470	403,303
Honeywell International, Inc.	119,156	5,235,715
Lockheed Martin Corp.	37,736	2,689,822
Precision Castparts Corp.	22,087	2,812,779
Rockwell Collins, Inc.	12,874	749,911
Spirit AeroSystems Holdings, Inc., Class A*	2,489	49,606
TransDigm Group, Inc.	7,659	475,241
United Technologies Corp.	132,632	9,447,377

		28,590,677

Air Freight & Logistics (1.4%)
C.H. Robinson Worldwide, Inc.	25,798	1,803,796
Expeditors International of Washington, Inc.	33,199	1,534,790
FedEx Corp.	31,465	2,690,257
United Parcel Service, Inc., Class B	289,961	19,337,499
UTi Worldwide, Inc.	13,232	212,771

		25,579,113

Airlines (1.0%)
AMR Corp.*	16,705	104,740
Continental Airlines, Inc., Class B*	21,717	539,450
Copa Holdings S.A., Class A	3,040	163,886
Delta Air Lines, Inc.*	1,037,726	12,079,131
Southwest Airlines Co.	15,393	201,187
UAL Corp.*	207,403	4,900,933

		17,989,327

Building Products (0.0%)
Armstrong World Industries, Inc.*	257	10,668
Lennox International, Inc.	7,306	304,587
Masco Corp.	16,731	184,208
Owens Corning, Inc.*	9,877	253,148
USG Corp.*	4,295	56,651

		809,262

Commercial Services & Supplies (0.2%)
Avery Dennison Corp.	977	36,266
Copart, Inc.*	11,232	370,319
Corrections Corp. of America*	3,278	80,901
Covanta Holding Corp.	1,170	18,428
Iron Mountain, Inc.	28,421	634,925
KAR Auction Services, Inc.*	625	7,881
Pitney Bowes, Inc.	23,078	493,408
R.R. Donnelley & Sons Co.	1,697	28,781
Republic Services, Inc.	15,082	459,850
Stericycle, Inc.*	13,160	914,357
Waste Connections, Inc.*	9,548	378,674

		3,423,790

Construction & Engineering (0.1%)
Aecom Technology Corp.*	4,859	117,879
Chicago Bridge & Iron Co N.V. (N.Y. Shares)*	6,366	155,649
Fluor Corp.	1,667	82,567

See Notes to Portfolio of Investments.

EQ ADVISORS TRUST

EQ/EQUITY GROWTH PLUS PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

September 30, 2010 (Unaudited)

	Number of Shares	Value (Note 1)
Jacobs Engineering Group, Inc.*	11,742	$454,415
KBR, Inc.	1,450	35,728
Shaw Group, Inc.*	7,552	253,445

		1,099,683

Electrical Equipment (0.7%)
AMETEK, Inc.	16,538	790,020
Babcock & Wilcox Co.*	14,196	302,091
Cooper Industries plc	26,054	1,274,822
Emerson Electric Co.	117,130	6,168,066
General Cable Corp.*	2,902	78,702
Hubbell, Inc., Class B	3,753	190,465
Regal-Beloit Corp.	5,018	294,506
Rockwell Automation, Inc.	22,177	1,368,986
Roper Industries, Inc.	14,614	952,541
Thomas & Betts Corp.*	1,427	58,536

		11,478,735

Industrial Conglomerates (1.0%)
3M Co.	110,895	9,615,705
Carlisle Cos., Inc.	671	20,096
General Electric Co.	385,212	6,259,695
Textron, Inc.	21,892	450,100
Tyco International Ltd.	11,515	422,946

		16,768,542

Machinery (4.7%)
Bucyrus International, Inc.	11,691	810,771
Caterpillar, Inc.	136,294	10,723,612
CNH Global N.V.*	684	25,062
Cummins, Inc.	119,894	10,859,998
Danaher Corp.	418,581	16,998,574
Deere & Co.	62,371	4,352,248
Donaldson Co., Inc.	11,989	565,042
Dover Corp.	18,355	958,315
Eaton Corp.	6,803	561,179
Flowserve Corp.	7,411	810,912
Gardner Denver, Inc.	7,703	413,497
Graco, Inc.	9,426	299,087
Harsco Corp.	937	23,031
IDEX Corp.	10,435	370,547
Illinois Tool Works, Inc.	68,534	3,222,469
Joy Global, Inc.	165,909	11,666,721
Kennametal, Inc.	9,510	294,144
Lincoln Electric Holdings, Inc.	6,624	383,000
Manitowoc Co., Inc.	20,422	247,310
Navistar International Corp.*	11,062	482,746
Oshkosh Corp.*	13,962	383,955
PACCAR, Inc.	305,049	14,688,109
Pall Corp.	18,126	754,767
Parker Hannifin Corp.	7,088	496,585
Pentair, Inc.	7,979	268,334
SPX Corp.	1,506	95,300
Timken Co.	9,911	380,186
Toro Co.	4,870	273,840
Valmont Industries, Inc.	3,446	249,490
WABCO Holdings, Inc.*	10,000	419,400
Wabtec Corp.	1,163	55,580

		82,133,811

Marine (0.0%)
Kirby Corp.*	545	21,833

Professional Services (0.4%)
Dun & Bradstreet Corp.	7,836	580,961
FTI Consulting, Inc.*	5,894	204,463
IHS, Inc., Class A*	7,532	512,176
Manpower, Inc.	101,500	5,298,300
Robert Half International, Inc.	23,500	$611,000
Towers Watson & Co., Class A	1,011	49,721
Verisk Analytics, Inc., Class A*	16,068	450,064

		7,706,685

Road & Rail (0.1%)
Con-way, Inc.	668	20,701
Hertz Global Holdings, Inc.*	25,704	272,205
J.B. Hunt Transport Services, Inc.	14,176	491,907
Kansas City Southern*	9,388	351,205
Landstar System, Inc.	7,801	301,275
Ryder System, Inc.	4,360	186,477
Union Pacific Corp.	9,838	804,749

		2,428,519

Trading Companies & Distributors (0.2%)
Fastenal Co.	20,588	1,095,076
GATX Corp.	1,900	55,708
MSC Industrial Direct Co., Class A	6,790	366,931
W.W. Grainger, Inc.	9,625	1,146,434
WESCO International, Inc.*	2,137	83,963

		2,748,112

Total Industrials		200,778,089

Information Technology (27.0%)
Communications Equipment (3.3%)
Ciena Corp.*	14,399	224,192
Cisco Systems, Inc.*	1,282,582	28,088,546
F5 Networks, Inc.*	74,365	7,719,831
Harris Corp.	20,192	894,304
JDS Uniphase Corp.*	33,565	415,870
Juniper Networks, Inc.*	81,822	2,483,298
Polycom, Inc.*	13,252	361,514
QUALCOMM, Inc.	395,405	17,840,674

		58,028,229

Computers & Peripherals (6.6%)
Apple, Inc.*	256,046	72,653,053
Dell, Inc.*	264,624	3,429,527
Diebold, Inc.	2,203	68,491
EMC Corp.*	319,685	6,492,802
Hewlett-Packard Co.	364,704	15,343,097
NCR Corp.*	24,933	339,837
NetApp, Inc.*	268,699	13,378,523
QLogic Corp.*	17,200	303,408
SanDisk Corp.*	35,767	1,310,861
Seagate Technology plc*	309,727	3,648,584
Western Digital Corp.*	8,160	231,663

		117,199,846

Electronic Equipment, Instruments & Components (0.4%)
Agilent Technologies, Inc.*	54,141	1,806,685
Amphenol Corp., Class A	26,989	1,321,921
Arrow Electronics, Inc.*	2,075	55,465
AVX Corp.	900	12,438
Corning, Inc.	30,338	554,579
Dolby Laboratories, Inc., Class A*	8,326	473,000
FLIR Systems, Inc.*	23,849	612,919
Ingram Micro, Inc., Class A*	1,494	25,189
Itron, Inc.*	5,817	356,175
Jabil Circuit, Inc.	19,798	285,289
National Instruments Corp.	8,992	293,679
Trimble Navigation Ltd.*	18,863	660,959

		6,458,298

Internet Software & Services (3.3%)
Akamai Technologies, Inc.*	118,144	5,928,466
Baidu, Inc. (ADR)*	61,000	6,259,820
eBay, Inc.*	67,971	1,658,492

See Notes to Portfolio of Investments.

EQ ADVISORS TRUST

EQ/EQUITY GROWTH PLUS PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

September 30, 2010 (Unaudited)

	Number of Shares	Value (Note 1)
Equinix, Inc.*	7,040	$720,544
Google, Inc., Class A*	75,990	39,954,782
IAC/InterActiveCorp.*	5,735	150,659
Monster Worldwide, Inc.*	10,100	130,896
VeriSign, Inc.*	28,383	900,876
VistaPrint N.V.*	6,803	262,936
WebMD Health Corp.*	9,234	460,500
Yahoo!, Inc.*	90,896	1,287,996

		57,715,967

IT Services (3.5%)
Accenture plc, Class A	95,069	4,039,482
Alliance Data Systems Corp.*	8,298	541,528
Amdocs Ltd.*	8,990	257,653
Automatic Data Processing, Inc.	78,222	3,287,671
Broadridge Financial Solutions, Inc.	17,959	410,722
Cognizant Technology Solutions Corp., Class A*	151,066	9,739,225
DST Systems, Inc.	5,500	246,620
Fiserv, Inc.*	15,829	851,917
Gartner, Inc.*	11,370	334,733
Genpact Ltd.*	10,240	181,555
Global Payments, Inc.	12,692	544,360
Hewitt Associates, Inc., Class A*	14,577	735,118
International Business Machines Corp.	199,501	26,761,064
Lender Processing Services, Inc.	14,744	489,943
Mastercard, Inc., Class A	15,135	3,390,240
NeuStar, Inc., Class A*	11,657	289,793
Paychex, Inc.	50,191	1,379,751
SAIC, Inc.*	48,110	768,798
Teradata Corp.*	25,957	1,000,902
Visa, Inc., Class A	72,613	5,392,241
Western Union Co.	104,527	1,846,992

		62,490,308

Office Electronics (0.0%)
Zebra Technologies Corp., Class A*	5,133	172,674

Semiconductors & Semiconductor Equipment (3.6%)
Advanced Micro Devices, Inc.*	35,769	254,318
Altera Corp.	213,914	6,451,646
Analog Devices, Inc.	46,339	1,454,118
Applied Materials, Inc.	208,905	2,440,010
Atheros Communications, Inc.*	10,876	286,583
Atmel Corp.*	64,132	510,491
Avago Technologies Ltd.*	16,510	371,640
Broadcom Corp., Class A	240,931	8,526,548
Cree, Inc.*	107,017	5,809,953
Cypress Semiconductor Corp.*	25,500	320,790
First Solar, Inc.*	8,622	1,270,452
Intel Corp.	591,867	11,381,602
Intersil Corp., Class A	6,800	79,492
KLA-Tencor Corp.	1,455	51,260
Lam Research Corp.*	147,877	6,188,652
Linear Technology Corp.	34,859	1,071,217
Marvell Technology Group Ltd.*	84,195	1,474,254
Maxim Integrated Products, Inc.	47,023	870,396
MEMC Electronic Materials, Inc.*	14,743	175,737
Microchip Technology, Inc.	28,653	901,137
Micron Technology, Inc.*	744,500	5,367,845
National Semiconductor Corp.	33,650	429,710
Novellus Systems, Inc.*	13,251	352,212
NVIDIA Corp.*	88,991	1,039,415
ON Semiconductor Corp.*	66,600	480,186
PMC-Sierra, Inc.*	1,895	13,947
Rambus, Inc.*	16,319	$340,088
SiliCon Laboratories, Inc.*	7,156	262,267
Skyworks Solutions, Inc.*	27,497	568,638
SunPower Corp., Class A*	5,922	85,277
Teradyne, Inc.*	28,034	312,299
Texas Instruments, Inc.	86,103	2,336,835
Varian Semiconductor Equipment Associates, Inc.*	11,598	333,790
Xilinx, Inc.	40,254	1,071,159

		62,883,964

Software (6.3%)
Activision Blizzard, Inc.	21,856	236,482
Adobe Systems, Inc.*	81,866	2,140,796
ANSYS, Inc.*	14,074	594,626
Autodesk, Inc.*	35,656	1,139,922
BMC Software, Inc.*	28,229	1,142,710
CA, Inc.	49,249	1,040,139
Cadence Design Systems, Inc.*	42,041	320,773
Check Point Software Technologies Ltd.*	252,400	9,321,132
Citrix Systems, Inc.*	28,888	1,971,317
Compuware Corp.*	19,777	168,698
Electronic Arts, Inc.*	48,191	791,778
FactSet Research Systems, Inc.	7,322	594,034
Informatica Corp.*	14,283	548,610
Intuit, Inc.*	43,622	1,911,080
McAfee, Inc.*	24,265	1,146,764
MICROS Systems, Inc.*	12,487	528,575
Microsoft Corp.	1,396,512	34,200,579
Nuance Communications, Inc.*	35,374	553,249
Oracle Corp.	910,440	24,445,314
Red Hat, Inc.*	227,136	9,312,576
Rovi Corp.*	15,873	800,158
Salesforce.com, Inc.*	106,314	11,885,905
Solera Holdings, Inc.	10,886	480,726
Symantec Corp.*	11,675	177,110
Synopsys, Inc.*	1,442	35,718
VMware, Inc., Class A*	61,729	5,243,261

		110,732,032

Total Information Technology		475,681,318

Materials (3.2%)
Chemicals (1.7%)
Air Products & Chemicals, Inc.	33,025	2,735,130
Airgas, Inc.	12,982	882,127
Albemarle Corp.	14,215	665,404
Ashland, Inc.	1,087	53,013
Celanese Corp.	24,364	782,084
CF Industries Holdings, Inc.	7,966	760,753
E.I. du Pont de Nemours & Co.	48,613	2,169,112
Eastman Chemical Co.	2,330	172,420
EColab, Inc.	123,392	6,260,910
FMC Corp.	7,733	529,015
International Flavors & Fragrances, Inc.	12,367	600,047
Lubrizol Corp.	10,609	1,124,236
Monsanto Co.	84,843	4,066,525
Mosaic Co.	24,588	1,444,791
Nalco Holding Co.	20,148	507,931
PPG Industries, Inc.	4,243	308,890
Praxair, Inc.	47,580	4,294,571
RPM International, Inc.	10,077	200,734
Scotts Miracle-Gro Co., Class A	7,143	369,507
Sherwin-Williams Co.	8,844	664,538
Sigma-Aldrich Corp.	17,423	1,052,001

See Notes to Portfolio of Investments.

EQ ADVISORS TRUST

EQ/EQUITY GROWTH PLUS PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

September 30, 2010 (Unaudited)

	Number of Shares	Value (Note 1)
Valspar Corp.	1,560	$49,686

		29,693,425

Construction Materials (0.0%)
Eagle Materials, Inc.	6,818	161,587
Martin Marietta Materials, Inc.	7,066	543,870

		705,457

Containers & Packaging (0.1%)
Ball Corp.	3,014	177,374
Crown Holdings, Inc.*	25,192	722,003
Owens-Illinois, Inc.*	7,925	222,375
Pactiv Corp.*	18,560	612,109
Temple-Inland, Inc.	3,097	57,790

		1,791,651

Metals & Mining (1.3%)
Agnico-Eagle Mines Ltd.	35,200	2,500,256
AK Steel Holding Corp.	2,550	35,215
Alcoa, Inc.	23,019	278,760
Allegheny Technologies, Inc.	15,326	711,893
Carpenter Technology Corp.	6,840	230,576
Cliffs Natural Resources, Inc.	21,063	1,346,347
Compass Minerals International, Inc.	5,090	389,996
Freeport-McMoRan Copper & Gold, Inc.	123,971	10,585,884
Newmont Mining Corp.	73,982	4,646,809
Nucor Corp.	21,025	803,155
Reliance Steel & Aluminum Co.	1,305	54,197
Royal Gold, Inc.	1,408	70,175
Schnitzer Steel Industries, Inc., Class A	690	33,313
Southern Copper Corp.	26,307	923,902
Titanium Metals Corp.*	13,293	265,328
United States Steel Corp.	4,193	183,821
Walter Energy, Inc.	6,559	533,181

		23,592,808

Paper & Forest Products (0.1%)
International Paper Co.	52,826	1,148,966

Total Materials		56,932,307

Telecommunication Services (0.9%)
Diversified Telecommunication Services (0.3%)
Frontier Communications Corp.	58,871	480,976
Level 3 Communications, Inc.*	99,468	93,232
tw telecom, Inc.*	23,590	438,066
Verizon Communications, Inc.	108,300	3,529,497
Windstream Corp.	31,186	383,276

		4,925,047

Wireless Telecommunication Services (0.6%)
American Tower Corp., Class A*	62,846	3,221,486
Clearwire Corp., Class A*	18,031	145,871
Crown Castle International Corp.*	45,169	1,994,211
MetroPCS Communications, Inc.*	18,687	195,466
NII Holdings, Inc.*	117,754	4,839,689
SBA Communications Corp., Class A*	18,198	733,380

		11,130,103

Total Telecommunication Services		16,055,150

Utilities (0.0%)
Electric Utilities (0.0%)
ITC Holdings Corp.	6,853	426,599

Independent Power Producers & Energy Traders (0.0%)
Calpine Corp.*	25,246	314,313
Ormat Technologies, Inc.	1,557	$45,418

		359,731

Total Utilities		786,330

Total Common Stocks (82.5%) (Cost $1,190,738,704)		1,455,715,918

	Principal Amount	Value (Note 1)
SHORT-TERM INVESTMENT:
Short-Term Investment (15.8%)
BlackRock Liquidity Funds TempFund
0.23% ‡
(Amortized Cost $277,741,504)	$277,741,504	277,741,504

Total Investments (98.3%) (Cost $1,468,480,208)		1,733,457,422
Other Assets Less Liabilities (1.7%)		29,894,854

Net Assets (100%)		$1,763,352,276

*	Non-Income producing.

‡	Affiliated Company as defined under the Investment Company Act of 1940.

Glossary:

ADR — American Depositary Receipt

See Notes to Portfolio of Investments.

EQ ADVISORS TRUST

EQ/EQUITY GROWTH PLUS PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

September 30, 2010 (Unaudited)

Investments in Companies which were affiliates for the nine months ended September 30, 2010, were as follows:

Securities	Market Value December 31, 2009	Purchases at Cost	Sales at Cost	Market Value September 30, 2010	Dividend Income	Realized Gain (Loss)
BlackRock Liquidity Funds TempFund	$—	$476,584,171	$198,842,667	$277,741,504	$214,809	$—

At September 30, 2010, the Portfolio had the following futures Contracts open: (Note 1)

Purchases	Number of Contracts	Expiration Date	Original Value	Value at 9/30/2010	Unrealized Appreciation/ (Depreciation)
NASDAQ 100 E-Mini Index	1,533	December-10	$57,813,768	$61,182,030	$3,368,262
S&P 500 E-Mini Index	4,313	December-10	236,827,736	245,129,355	8,301,619

					$11,669,881

The following is a summary of the inputs used to value the Portfolio’s assets and liabilities carried at fair value as of September 30, 2010:

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. For example, money market securities are valued using amortized cost, in accordance with rules under the Investment Company Act of 1940. Generally, amortized cost approximates the current fair value of a security, but since the value is not obtained from a quoted price in an active market, such securities are reflected as Level 2.

Various inputs are used in determining the value of the Portfolio’s investments. These inputs are summarized in the three broad levels listed below:

Investment Type	Level 1 Quoted prices in active markets for identical securities	Level 2 Significant other observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)	Level 3 Significant unobservable inputs (including the Portfolio’s own assumptions in determining the fair value of investments)	Total
Assets:
Common Stocks
Consumer Discretionary	$229,998,018	$—	$—	$229,998,018
Consumer Staples	131,636,380	—	—	131,636,380
Energy	124,903,655	—	—	124,903,655
Financials	68,369,159	—	—	68,369,159
Health Care	150,575,512	—	—	150,575,512
Industrials	200,778,089	—	—	200,778,089
Information Technology	475,681,318	—	—	475,681,318
Materials	56,932,307	—	—	56,932,307
Telecommunication Services	16,055,150	—	—	16,055,150
Utilities	786,330	—	—	786,330
Futures	11,669,881	—	—	11,669,881
Short-Term Investments	—	277,741,504	—	277,741,504

Total Assets	$1,467,385,799	$277,741,504	$—	$1,745,127,303

Total Liabilities	$—	$—	$—	$—

Total	$1,467,385,799	$277,741,504	$—	$1,745,127,303

See Notes to Portfolio of Investments.

EQ ADVISORS TRUST

EQ/EQUITY GROWTH PLUS PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

September 30, 2010 (Unaudited)

Investment security transactions for the nine months ended September 30, 2010 were as follows:

Cost of Purchases:
Stocks and long-term corporate debt securities	$540,158,823
Net Proceeds of Sales and Redemptions:
Stocks and long-term corporate debt securities	$1,039,925,459

As of September 30, 2010, the gross unrealized appreciation (depreciation) of investments based on the aggregate cost of investments for Federal income tax purposes was as follows:

Aggregate gross unrealized appreciation	$266,255,791
Aggregate gross unrealized depreciation	(19,689,842)

Net unrealized appreciation	$246,565,949

Federal income tax cost of investments	$1,486,891,473

See Notes to Portfolio of Investments.

EQ ADVISORS TRUST

EQ/FRANKLIN CORE BALANCED PORTFOLIO

PORTFOLIO OF INVESTMENTS

September 30, 2010 (Unaudited)

	Principal Amount	Value (Note 1)
LONG-TERM DEBT SECURITIES:
Asset-Backed and Mortgage-Backed Securities (0.7%)
Asset-Backed Securities (0.1%)
AEP Texas Central Transition Funding LLC,
Series 2002-1 A4
5.170%, 1/1/18	$250,000	$292,847
Ford Credit Auto Owner Trust,
Series 2009-E A3
1.510%, 1/15/14	115,000	116,154

		409,001

Non-Agency CMO (0.6%)
Banc of America Commercial Mortgage, Inc.,
Series 2005-3 AM
4.727%, 7/10/43	300,000	272,171
Series 2005-4 A5A
4.933%, 7/10/45	368,000	390,530
Series 2006-6 A4
5.356%, 10/10/45	484,000	515,905
Series 2007-1 A4
5.451%, 1/15/49	235,000	243,848
Citigroup Commercial Mortgage Trust, Inc.,
Series 2008-C7 A4
6.294%, 12/10/49(l)	335,000	360,406
Commercial Mortgage Pass Through Certificates,
Series 2006-C7 A4
5.961%, 6/10/46(l)	600,000	666,250
CS First Boston Mortgage Securities Corp.,
Series 2002-CKS4 A2
5.183%, 11/15/36	530,000	558,693
CW Capital Cobalt Ltd.,
Series 2007-C3 A4
6.013%, 5/15/46(l)	225,000	231,104
Greenwich Capital Commercial Funding Corp.,
Series 2005-GG5 A5
5.224%, 4/10/37(l)	395,000	427,719
JP Morgan Chase Commercial Mortgage Securities Corp.,
Series 2006-LDP7 A4
6.062%, 4/15/45(l)	415,000	460,006
Series 2007-CB18 AM
5.466%, 6/12/47(l)	45,000	41,349
Series 2007-CB20 A3
5.819%, 2/12/51	700,000	750,997
Morgan Stanley Capital I, Inc.,
Series 2007-IQ14 A4
5.692%, 4/15/49(l)	225,000	228,078
Wachovia Bank Commercial Mortgage Trust,
Series 2006-C25 A5
5.923%, 5/15/43(l)	800,000	880,845
Series 2007-C32 A2
5.928%, 6/15/49(l)	450,000	466,644
Series 2007-C33 A4
6.102%, 2/15/51(l)	210,000	219,212

		6,713,757

Total Asset-Backed and Mortgage-Backed Securities		7,122,758

Convertible Bond (0.5%)
Financials (0.5%)
Real Estate Investment Trusts (REITs) (0.5% )
iStar Financial, Inc.
1.033%, 10/1/12(l)	$7,500,000	$5,718,750

Total Financials		5,718,750

Total Convertible Bonds		5,718,750

Corporate Bonds (29.5%)
Consumer Discretionary (3.4%)
Auto Components (0.2% )
Allison Transmission, Inc.
Term Loan
3.010%, 8/7/14(l)	$2,706,315	2,536,749

		2,536,749

Automobiles (0.0%)
Daimler Finance N.A. LLC
7.300%, 1/15/12	25,000	26,886
6.500%, 11/15/13	69,000	78,924

		105,810

Hotels, Restaurants & Leisure (0.3%)
Harrahs Operating Co, Inc.
11.250%, 6/1/17	1,000,000	1,095,000
McDonald’s Corp.
5.350%, 3/1/18	40,000	46,861
4.875%, 7/15/40	100,000	103,768
MGM Resorts International
6.750%, 4/1/13	2,000,000	1,857,500
Yum! Brands, Inc.
6.875%, 11/15/37	75,000	89,677

		3,192,806

Household Durables (0.4% )
Fortune Brands, Inc.
5.375%, 1/15/16	50,000	54,809
KB Home
5.750%, 2/1/14	4,000,000	3,865,000

		3,919,809

Media (2.5%)
Cablevision Systems Corp.
7.750%, 4/15/18	2,000,000	2,115,000
8.000%, 4/15/20	2,000,000	2,152,500
CBS Corp.
7.875%, 7/30/30	55,000	66,204
CCO Holdings LLC/CCO Holdings Capital Corp.
8.125%, 4/30/20§	2,800,000	2,968,000
Cequel Communications Holdings I, LLC
8.625%, 11/15/17§	2,000,000	2,110,000
Clear Channel Communications, Inc.
Term Loan B
3.910%, 11/13/15(l)	4,657,991	3,666,421
Clear Channel Worldwide Holdings, Inc.
9.250%, 12/15/17	1,400,000	1,493,000
Comcast Cable Communications Holdings, Inc.
9.455%, 11/15/22	25,000	35,259
Comcast Corp.
5.300%, 1/15/14	150,000	167,615
5.900%, 3/15/16	50,000	57,757
6.500%, 1/15/17	94,000	111,822
7.050%, 3/15/33	90,000	105,426

See Notes to Portfolio of Investments.

EQ ADVISORS TRUST

EQ/FRANKLIN CORE BALANCED PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

September 30, 2010 (Unaudited)

	Principal Amount	Value (Note 1)
COX Communications, Inc.
7.125%, 10/1/12	$100,000	$110,709
Dex One Corp.
12.000%, 1/29/17 PIK	2,514,084	1,976,699
DIRECTV Holdings LLC/DIRECTV
Financing Co., Inc.
6.000%, 8/15/40	100,000	103,277
DisCovery Communications LLC
5.050%, 6/1/20	100,000	108,838
NBC Universal, Inc.
4.375%, 4/1/21§	100,000	101,218
5.950%, 4/1/41§	50,000	51,431
News America Holdings, Inc.
8.000%, 10/17/16	100,000	126,661
News America, Inc.
5.300%, 12/15/14	80,000	90,287
6.200%, 12/15/34	140,000	151,239
SuperMedia, Inc.
Term Loan
8.000%, 12/31/15	1,104,004	857,181
Time Warner Cable, Inc.
6.200%, 7/1/13	249,000	280,511
8.250%, 4/1/19	170,000	219,483
6.750%, 6/15/39	125,000	144,245
Time Warner, Inc.
7.625%, 4/15/31	294,000	364,513
7.700%, 5/1/32	143,000	178,696
Umbrella Acquisition, Inc.
9.750%, 3/15/15 PIK§	4,663,653	4,465,448
ViaCom, Inc.
6.250%, 4/30/16	69,000	80,935
Visant Corp.
10.000%, 10/1/17§	1,900,000	1,985,500

		26,445,875

Multiline Retail (0.0%)
Target Corp.
6.350%, 11/1/32	125,000	147,737
Wal-Mart Stores, Inc.
3.625%, 7/8/20	100,000	104,526

		252,263

Specialty Retail (0.0% )
Home Depot, Inc.
5.400%, 3/1/16	105,000	119,551
5.875%, 12/16/36	45,000	47,974
Lowe’s Cos., Inc.
5.800%, 10/15/36	45,000	50,279

		217,804

Total Consumer Discretionary		36,671,116

Consumer Staples (0.8%)
Beverages (0.1% )
Anheuser-Busch Cos., Inc.
6.450%, 9/1/37	130,000	153,814
Bottling Group LLC
4.625%, 11/15/12	61,000	65,663
Coca-Cola Enterprises, Inc.
7.375%, 3/3/14	56,000	67,316
Diageo Capital plc
5.500%, 9/30/16	213,000	248,445
Diageo Finance B.V.
5.300%, 10/28/15	95,000	109,399
PepsiCo, Inc.
7.900%, 11/1/18	144,000	191,848

		836,485

Food & Staples Retailing (0.4%)
Costco Wholesale Corp.
5.500%, 3/15/17	$92,000	$109,283
CVS Caremark Corp.
6.250%, 6/1/27	158,000	180,134
Kroger Co.
7.500%, 4/1/31	30,000	38,724
5.400%, 7/15/40	100,000	103,933
Safeway, Inc.
5.000%, 8/15/19	30,000	32,952
3.950%, 8/15/20	100,000	100,563
SUPERVALU, Inc.
8.000%, 5/1/16	3,300,000	3,324,750
Wal-Mart Stores, Inc.
5.000%, 4/5/12	254,000	270,219
5.250%, 9/1/35	102,000	109,223

		4,269,781

Food Products (0.2% )
Archer-Daniels-Midland Co.
6.450%, 1/15/38	25,000	31,057
General Mills, Inc.
6.000%, 2/15/12	115,000	122,658
JBS USA LLC/JBS USA
11.625%, 5/1/14§	1,500,000	1,732,500
Kellogg Co.
7.450%, 4/1/31	35,000	47,460
Kraft Foods, Inc.
5.625%, 11/1/11	61,000	64,066
6.125%, 8/23/18	150,000	177,259
7.000%, 8/11/37	45,000	55,214
6.875%, 2/1/38	66,000	80,034

		2,310,248

Household Products (0.0%)
Kimberly-Clark Corp.
6.125%, 8/1/17	50,000	61,047
3.625%, 8/1/20	50,000	52,206
Procter & Gamble Co.
5.800%, 8/15/34	128,000	153,875

		267,128

Tobacco. (0.1%)
Altria Group, Inc.
9.700%, 11/10/18	113,000	152,957
10.200%, 2/6/39	73,000	107,887
Philip Morris International, Inc.
5.650%, 5/16/18	63,000	73,761
6.375%, 5/16/38	100,000	123,241

		457,846

Total Consumer Staples		8,141,488

Energy (4.5%)
Energy Equipment & Services (0.3%)
Halliburton Co.
7.450%, 9/15/39	50,000	67,864
SEACOR Holdings, Inc.
7.375%, 10/1/19	900,000	981,438
SESI LLC
6.875%, 6/1/14	2,000,000	2,015,000
Transocean, Inc.
6.800%, 3/15/38	30,000	30,762
Weatherford International Ltd.
5.500%, 2/15/16	75,000	82,124

		3,177,188

See Notes to Portfolio of Investments.

EQ ADVISORS TRUST

EQ/FRANKLIN CORE BALANCED PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

September 30, 2010 (Unaudited)

	Principal Amount	Value (Note 1)
Oil, Gas & Consumable Fuels (4.2% )
Anadarko Petroleum Corp.
5.950%, 9/15/16	$80,000	$87,355
6.450%, 9/15/36	50,000	50,060
Antero Resources Finance Corp.
9.375%, 12/1/17	1,000,000	1,062,500
Apache Corp.
5.625%, 1/15/17	50,000	57,812
ATP Oil & Gas Corp.
11.875%, 5/1/15§	1,500,000	1,293,750
Canadian Natural Resources Ltd.
6.250%, 3/15/38	112,000	128,758
Cenovus Energy, Inc.
5.700%, 10/15/19	240,000	281,235
Chesapeake Energy Corp.
6.500%, 8/15/17	4,000,000	4,150,000
6.875%, 8/15/18	800,000	838,000
7.250%, 12/15/18	6,000,000	6,465,000
6.875%, 11/15/20	1,300,000	1,378,000
ConocoPhillips
4.600%, 1/15/15	250,000	280,775
6.500%, 2/1/39	50,000	62,628
Denbury Resources, Inc.
8.250%, 2/15/20	697,000	760,601
El Paso Corp.
6.500%, 9/15/20§	2,800,000	2,849,000
7.750%, 1/15/32	1,700,000	1,765,210
EnCana Corp.
4.750%, 10/15/13	90,000	97,961
EnCana Holdings Finance Corp.
5.800%, 5/1/14	292,000	331,395
Enterprise Products Operating LLC
6.450%, 9/1/40	100,000	111,165
EOG Resources, Inc.
5.625%, 6/1/19	15,000	17,647
Hess Corp.
7.300%, 8/15/31	25,000	30,755
Kinder Morgan Energy Partners LP
5.000%, 12/15/13	193,000	210,678
6.850%, 2/15/20	425,000	506,681
Linn Energy LLC/Linn Energy Finance Corp.
8.625%, 4/15/20§	1,700,000	1,802,000
Marathon Oil Corp.
6.600%, 10/1/37	45,000	53,347
Nabors Industries, Inc.
6.150%, 2/15/18	290,000	322,764
Newfield Exploration Co.
6.625%, 4/15/16	1,800,000	1,872,000
Nexen, Inc.
6.400%, 5/15/37	75,000	81,727
ONEOK Partners LP
8.625%, 3/1/19	100,000	129,683
Pemex Project Funding Master Trust
6.625%, 6/15/35	175,000	191,175
Petrobras International Finance Co.
5.750%, 1/20/20	265,000	293,367
Petro-Canada, Inc.
5.950%, 5/15/35	20,000	21,238
6.800%, 5/15/38	15,000	17,781
PetroHawk Energy Corp.
7.875%, 6/1/15	4,200,000	4,399,500
Plains All American Pipeline LP
6.500%, 5/1/18	40,000	46,169
Plains Exploration & Production Co.
10.000%, 3/1/16	3,000,000	3,420,000
SandRidge Energy, Inc.
9.875%, 5/15/16§	$2,000,000	$2,065,000
8.000%, 6/1/18§	3,000,000	2,925,000
Shell International Finance B.V.
4.000%, 3/21/14	465,000	503,785
6.375%, 12/15/38	45,000	57,055
Spectra Energy Capital LLC
7.500%, 9/15/38	30,000	36,629
Statoil ASA
5.250%, 4/15/19	25,000	29,027
5.100%, 8/17/40	100,000	107,085
SuncorEnergy, Inc.
6.100%, 6/1/18	165,000	193,137
TransCanada PipeLines Ltd.
7.125%, 1/15/19	118,000	149,503
Valero Energy Corp.
6.625%, 6/15/37	111,000	111,471
W&T Offshore, Inc.
8.250%, 6/15/14§	4,000,000	3,840,000

		45,485,409

Total Energy		48,662,597

Financials (7.6%)
Capital Markets (0.3% )
Bank of New York Mellon Corp.
5.125%, 8/27/13	63,000	70,124
4.300%, 5/15/14	300,000	329,391
Bear Stearns Cos. LLC
6.400%, 10/2/17	155,000	180,539
Credit Suisse Guernsey Ltd.
5.860%, 12/31/49(l)	50,000	47,531
Deutsche Bank AG/London
4.875%, 5/20/13	566,000	614,827
Goldman Sachs Capital II
5.793%, 6/1/43(l)	50,000	42,437
Goldman Sachs Group, Inc.
5.250%, 10/15/13	113,000	122,819
5.125%, 1/15/15	84,000	90,935
5.350%, 1/15/16	83,000	91,252
5.750%, 10/1/16	130,000	144,410
5.625%, 1/15/17	215,000	227,672
6.125%, 2/15/33	146,000	158,836
6.750%, 10/1/37	121,000	125,770
Morgan Stanley
6.600%, 4/1/12	63,000	67,752
5.300%, 3/1/13	82,000	88,308
4.750%, 4/1/14	75,000	78,328
4.200%, 11/20/14	275,000	285,098
5.450%, 1/9/17	251,000	264,706
7.300%, 5/13/19	200,000	230,036
Nomura Holdings, Inc.
5.000%, 3/4/15	75,000	81,005

		3,341,776

Commercial Banks (2.8% )
Barclays Bank plc
6.750%, 5/22/19	225,000	267,383
CapitalSource, Inc.
4.000%, 7/15/34(e)	2,000,000	1,980,000
CIT Group, Inc.
7.000%, 5/1/15	6,000,000	5,955,000
7.000%, 5/1/16	6,500,000	6,402,500
7.000%, 5/1/17	6,000,000	5,872,500
HSBC Bank USA/New York
4.625%, 4/1/14	83,000	88,939

See Notes to Portfolio of Investments.

EQ ADVISORS TRUST

EQ/FRANKLIN CORE BALANCED PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

September 30, 2010 (Unaudited)

	Principal Amount	Value (Note 1)
5.875%, 11/1/34	$90,000	$93,855
HSBC Holdings plc
6.500%, 5/2/36	92,000	102,428
JPMorgan Chase Bank N.A.
6.000%, 10/1/17	456,000	517,609
Kreditanstalt fuer Wiederaufbau
3.500%, 3/10/14	408,000	441,765
4.125%, 10/15/14	94,000	104,152
4.375%, 7/21/15	478,000	540,460
2.750%, 9/8/20	150,000	150,947
Landwirtschaftliche Rentenbank
5.125%, 2/1/17	123,000	144,377
PNC Funding Corp.
5.250%, 11/15/15	57,000	63,308
Regions Bank/Alabama
3.250%, 12/9/11	483,000	498,681
Royal Bank of Scotland plc
3.950%, 9/21/15	200,000	202,091
U.S. Bancorp
1.375%, 9/13/13	150,000	150,689
UBS AG/Connecticut
5.875%, 7/15/16	300,000	332,345
Wachovia Bank N.A.
5.600%, 3/15/16	113,000	125,715
6.600%, 1/15/38	409,000	464,182
Wells Fargo & Co.
5.375%, 2/7/35	57,000	60,205
Wells Fargo Capital X
5.950%, 12/15/36	100,000	97,430
Wells Fargo Capital XIII
7.700%, 12/29/49(l)	125,000	129,687
Wells Fargo Capital XV
9.750%, 9/29/49(l)	4,000,000	4,400,000
Westpac Banking Corp.
2.100%, 8/2/13	100,000	101,491

		29,287,739

Consumer Finance (1.3%)
American Express Co.
4.875%, 7/15/13	358,000	387,342
8.125%, 5/20/19	85,000	109,770
6.800%, 9/1/66(l)	30,000	30,000
Capital One Financial Corp.
7.375%, 5/23/14	275,000	321,022
Ford Motor Credit Co. LLC
8.000%, 6/1/14	6,000,000	6,561,132
7.000%, 4/15/15	4,000,000	4,274,320
HSBC Finance Corp.
5.250%, 4/15/15	225,000	247,003
International Lease Finance Corp.
8.625%, 9/15/15§	500,000	535,000
8.750%, 3/15/17§	1,400,000	1,501,500
SLM Corp.
5.375%, 5/15/14	125,000	121,633
8.450%, 6/15/18	50,000	50,503

		14,139,225

Diversified Financial Services (2.4%)
Bank of America Corp.
2.100%, 4/30/12	323,000	330,958
4.875%, 1/15/13	89,000	94,497
4.750%, 8/1/15	75,000	79,235
5.250%, 12/1/15	476,000	503,535
5.625%, 10/14/16	75,000	80,963
5.650%, 5/1/18	550,000	582,728
Bank of America N.A.
5.300%, 3/15/17	$106,000	$109,096
BP Capital Markets plc
5.250%, 11/7/13	110,000	119,805
4.500%, 10/1/20	100,000	102,261
Capital One Capital III
7.686%, 8/15/36	25,000	25,375
Capital One Capital IV
6.745%, 2/17/37(l)	20,000	19,900
Caterpillar Financial Services Corp.
7.150%, 2/15/19	235,000	302,750
CEVA Group plc
11.500%, 4/1/18§	2,900,000	3,030,500
Citigroup Funding, Inc.
2.250%, 12/10/12	495,000	512,038
Citigroup, Inc.
5.250%, 2/27/12	156,000	163,857
5.500%, 10/15/14	350,000	379,774
5.300%, 1/7/16	274,000	291,991
5.850%, 8/2/16	58,000	62,697
5.850%, 12/11/34	55,000	55,421
ConocoPhillips Canada Funding Co. I
5.625%, 10/15/16	146,000	172,167
Credit Suisse USA, Inc.
7.125%, 7/15/32	162,000	208,164
General Electric Capital Corp.
4.875%, 3/4/15	65,000	71,378
5.400%, 2/15/17	72,000	79,301
5.625%, 9/15/17	391,000	436,789
6.750%, 3/15/32	148,000	164,537
6.150%, 8/7/37	128,000	134,047
6.375%, 11/15/67(l)	100,000	99,750
Icahn Enterprises LP/Icahn Enterprises Finance Corp.
7.750%, 1/15/16	1,500,000	1,507,500
8.000%, 1/15/18	500,000	502,500
JPMorgan Chase & Co.
6.625%, 3/15/12	90,000	96,797
2.125%, 12/26/12	625,000	645,419
3.700%, 1/20/15	225,000	237,674
5.150%, 10/1/15	393,000	430,913
7.900%, 4/29/49(l)	9,468,000	10,146,193
Lyondell Chemical Co.
8.000%, 11/1/17§	600,000	655,500
National Rural Utilities Cooperative Finance Corp.
5.450%, 4/10/17	82,000	94,503
Petroplus Finance Ltd.
7.000%, 5/1/17§	3,500,000	3,045,000
Unilever Capital Corp.
5.900%, 11/15/32	30,000	36,137

		25,611,650

Insurance (0.2%)
ACE INA Holdings, Inc.
5.875%, 6/15/14	81,000	92,030
Allstate Corp.
7.500%, 6/15/13	77,000	88,599
6.125%, 5/15/37(l)	20,000	18,600
6.500%, 5/15/57(l)	20,000	18,550
American International Group, Inc.
5.600%, 10/18/16	80,000	81,600
5.850%, 1/16/18	106,000	109,710
AON Corp.
5.000%, 9/30/20	50,000	51,061
Berkshire Hathaway Finance Corp.
4.750%, 5/15/12	110,000	116,840

See Notes to Portfolio of Investments.

EQ ADVISORS TRUST

EQ/FRANKLIN CORE BALANCED PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

September 30, 2010 (Unaudited)

	Principal Amount	Value (Note 1)
4.850%, 1/15/15	$225,000	$253,158
Chubb Corp.
6.000%, 5/11/37	25,000	28,735
6.375%, 3/29/67(l)	50,000	49,250
Hartford Financial Services Group, Inc.
6.100%, 10/1/41	75,000	70,077
Marsh & McLennan Cos., Inc.
9.250%, 4/15/19	35,000	45,880
MetLife, Inc.
6.125%, 12/1/11	79,000	83,529
6.750%, 6/1/16	225,000	268,595
5.700%, 6/15/35	67,000	71,225
6.400%, 12/15/36	50,000	46,750
Nationwide Financial Services, Inc.
6.750%, 5/15/37	10,000	8,720
Prudential Financial, Inc.
5.100%, 9/20/14	200,000	218,617
6.625%, 6/21/40	50,000	57,373
Travelers Cos., Inc.
5.750%, 12/15/17	65,000	74,602
6.250%, 3/15/37(l)	50,000	48,000
Travelers Property Casualty Corp.
6.375%, 3/15/33	25,000	29,268

		1,930,769

Real Estate Investment Trusts (REITs) (0.6% )
AvalonBay Communities, Inc.
6.125%, 11/1/12	75,000	81,848
Boston Properties LP
5.625%, 11/15/20	70,000	76,820
Boston Properties, Inc.
5.000%, 6/1/15	60,000	65,721
ERP Operating LP
5.250%, 9/15/14	45,000	49,763
HCP, Inc.
6.000%, 1/30/17	45,000	48,035
Hospitality Properties Trust
6.300%, 6/15/16	55,000	58,626
Host Hotels & Resorts LP
Series O
6.375%, 3/15/15	4,500,000	4,606,875
iStar Financial, Inc.
8.625%, 6/1/13	1,800,000	1,467,000
Simon Property Group LP
6.100%, 5/1/16	160,000	185,906

		6,640,594

Total Financials		80,951,753

Health Care (2.3%)
Biotechnology (0.0%)
Amgen, Inc.
3.450%, 10/1/20	150,000	151,007
6.400%, 2/1/39	40,000	48,431

		199,438

Health Care Equipment & Supplies (0.1%)
Baxter International, Inc.
5.375%, 6/1/18	332,000	387,756
Covidien International Finance S.A.
6.000%, 10/15/17	187,000	222,347

		610,103

Health Care Providers & Services (2.0%)
Aetna, Inc.
6.000%, 6/15/16	116,000	136,099
HCA, Inc.
6.500%, 2/15/16	$6,000,000	$6,000,000
8.500%, 4/15/19	6,000,000	6,690,000
Medco Health Solutions, Inc.
4.125%, 9/15/20	100,000	101,260
Tenet Healthcare Corp.
9.250%, 2/1/15	5,000,000	5,368,750
U.S. Oncology Holdings, Inc.
6.737%, 3/15/12 PIK(l)	3,359,000	3,182,653
UnitedHealth Group, Inc.
5.800%, 3/15/36	86,000	89,992

		21,568,754

Pharmaceuticals (0.2% )
Abbott Laboratories, Inc.
5.875%, 5/15/16	61,000	73,299
5.125%, 4/1/19	50,000	57,627
6.000%, 4/1/39	125,000	148,158
AstraZeneca plc
5.900%, 9/15/17	63,000	75,833
Bristol-Myers Squibb Co.
5.250%, 8/15/13	164,000	182,415
Eli Lilly and Co.
5.200%, 3/15/17	283,000	328,108
GlaxoSmithKline Capital, Inc.
5.650%, 5/15/18	185,000	219,782
5.375%, 4/15/34	55,000	60,003
Johnson & Johnson
4.950%, 5/15/33	105,000	114,962
Merck & Co., Inc.
5.300%, 12/1/13	326,000	367,283
4.750%, 3/1/15	80,000	90,818
Pfizer, Inc.
4.650%, 3/1/18	50,000	56,247
7.200%, 3/15/39	55,000	74,829
Wyeth
5.500%, 2/1/14	191,000	216,756

		2,066,120

Total Health Care		24,444,415

Industrials (2.4%)
Aerospace & Defense (0.1% )
Boeing Co.
5.000%, 3/15/14	450,000	506,357
Goodrich Corp.
3.600%, 2/1/21	100,000	100,258
6.800%, 7/1/36	25,000	30,475
Honeywell International, Inc.
5.400%, 3/15/16	94,000	110,327
5.300%, 3/1/18	85,000	99,420
Lockheed Martin Corp.
6.150%, 9/1/36	35,000	41,379
Raytheon Co.
6.400%, 12/15/18	50,000	61,130
United Technologies Corp.
4.875%, 5/1/15	93,000	106,553
6.125%, 2/1/19	233,000	288,262

		1,344,161

Air Freight & Logistics (0.0%)
United Parcel Service, Inc.
5.500%, 1/15/18	60,000	71,073

Airlines (0.0%)
Southwest Airlines Co.
5.750%, 12/15/16	50,000	54,567

See Notes to Portfolio of Investments.

EQ ADVISORS TRUST

EQ/FRANKLIN CORE BALANCED PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

September 30, 2010 (Unaudited)

	Principal Amount		Value (Note 1)
Building Products (0.0%)
CRH America, Inc.
6.000%, 9/30/16		$83,000	$92,928

Commercial Services & Supplies (0.2%)
Ceridian Corp.
11.250%, 11/15/15		2,000,000	1,845,000
Pitney Bowes, Inc.
5.000%, 3/15/15		50,000	54,001
R.R. Donnelley & Sons Co.
6.125%, 1/15/17		75,000	78,524
Waste Management, Inc.
7.375%, 3/11/19		152,000	190,516

			2,168,041

Industrial Conglomerates (0.5%)
3M Co.
5.700%, 3/15/37		25,000	29,461
General Electric Co.
5.000%, 2/1/13		623,000	676,543
RBS Global, Inc./Rexnord LLC
11.750%, 8/1/16		2,000,000	2,140,000
8.500%, 5/1/18		2,200,000	2,235,750
Tyco International Finance S.A.
4.125%, 10/15/14		150,000	163,265

			5,245,019

Machinery (0.6%)
Deere & Co.
6.950%, 4/25/14		73,000	87,051
8.100%, 5/15/30		68,000	95,217
Manitowoc Co., Inc.
9.500%, 2/15/18		1,000,000	1,045,000
Terex Corp.
8.000%, 11/15/17		5,000,000	5,006,250

			6,233,518

Road & Rail (1.0%)
Burlington Northern Santa Fe LLC
5.750%, 3/15/18		265,000	307,463
Canadian National Railway Co.
5.550%, 5/15/18		48,000	56,569
6.200%, 6/1/36		55,000	67,332
CHC Helicopter S.A.
9.250%, 10/15/20§		2,000,000	2,020,000
CSX Corp.
5.500%, 8/1/13		66,000	73,046
7.375%, 2/1/19		100,000	125,539
Hertz Corp.
8.875%, 1/1/14		7,000,000	7,183,750
10.500%, 1/1/16		500,000	531,250
Norfolk Southern Corp.
5.900%, 6/15/19		40,000	47,560
Union Pacific Corp.
6.150%, 5/1/37		25,000	29,007

			10,441,516

Total Industrials			25,650,823

Information Technology (2.8%)
Communications Equipment (0.0% )
American Tower Corp.
5.050%, 9/1/20		75,000	76,815
Cisco Systems, Inc.
5.500%, 2/22/16		121,000	142,737
5.900%, 2/15/39		80,000	92,456

			312,008

Computers & Peripherals (0.0% )
Hewlett-Packard Co.
5.500%, 3/1/18		$156,000	$184,199

Electronic Equipment, Instruments & Components (0.2% )
Sanmina-SCI Corp.
8.125%, 3/1/16		2,000,000	2,050,000

IT Services (1.5% )
First Data Corp.
9.875%, 9/24/15		8,500,000	6,900,000
Term Loan
3.010%, 9/24/14(l)		9,391,586	8,263,326
International Business Machines Corp.
4.750%, 11/29/12		152,000	165,272
5.600%, 11/30/39		135,000	155,350

			15,483,948

Office Electronics (0.0%)
Xerox Corp.
5.500%, 5/15/12		100,000	106,401

Semiconductors & Semiconductor Equipment (1.0%)
Freescale Semiconductor, Inc.
10.125%, 12/15/16		1,750,000	1,592,500
9.250%, 4/15/18§		3,300,000	3,432,000
10.750%, 8/1/20§		5,750,000	5,764,375

			10,788,875

Software (0.1% )
Microsoft Corp.
2.950%, 6/1/14		85,000	90,120
4.500%, 10/1/40		50,000	49,673
Oracle Corp.
3.750%, 7/8/14		135,000	147,124
5.250%, 1/15/16		561,000	652,505

			939,422

Total Information Technology			29,864,853

Materials (1.2%)
Chemicals (0.8% )
Dow Chemical Co.
7.600%, 5/15/14		75,000	87,603
8.550%, 5/15/19		50,000	63,135
9.400%, 5/15/39		40,000	56,619
E.I. du Pont de Nemours & Co.
5.250%, 12/15/16		94,000	110,094
4.900%, 1/15/41		50,000	49,846
Eastman Chemical Co.
7.250%, 1/15/24		50,000	61,255
Huntsman International LLC
7.875%, 11/15/14		2,000,000	2,075,000
7.375%, 1/1/15		1,000,000	1,015,000
8.625%, 3/15/21§		300,000	310,500
Ineos Group Holdings plc
7.875%, 2/15/16§	EUR	4,000,000	4,566,888
Lubrizol Corp.
8.875%, 2/1/19		$55,000	71,455
Potash Corp of Saskatchewan, Inc.
5.875%, 12/1/36		20,000	20,782

			8,488,177

Metals & Mining (0.4% )
Alcoa, Inc.
5.375%, 1/15/13		100,000	106,320
ArcelorMittal S.A.
6.125%, 6/1/18		205,000	221,711
Barrick Gold Finance Co.
4.875%, 11/15/14		125,000	137,664

See Notes to Portfolio of Investments.

EQ ADVISORS TRUST

EQ/FRANKLIN CORE BALANCED PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

September 30, 2010 (Unaudited)

	Principal Amount		Value (Note 1)
BHP Billiton Finance USA Ltd.
5.250%, 12/15/15		$50,000	$57,149
6.500%, 4/1/19		160,000	196,372
Consol Energy, Inc.
8.250%, 4/1/20§		1,400,000	1,529,500
Newmont Mining Corp.
5.875%, 4/1/35		30,000	32,523
Novelis, Inc.
Term Loan
2.270%, 7/7/14		1,378,761	1,333,090
Rio Tinto Alcan, Inc.
4.500%, 5/15/13		210,000	224,357
Teck Resources Ltd.
4.500%, 1/15/21		100,000	103,602
Vale Overseas Ltd.
6.875%, 11/21/36		117,000	133,668

			4,075,956

Paper & Forest Products (0.0%)
International Paper Co.
9.375%, 5/15/19		40,000	51,891
7.500%, 8/15/21		50,000	59,816
NewPage Corp.
10.000%, 5/1/12		1,000,000	511,250

			622,957

Total Materials			13,187,090

Telecommunication Services (0.7%)
Diversified Telecommunication Services (0.6%)
AT&T, Inc.
5.875%, 8/15/12		61,000	66,393
5.100%, 9/15/14		109,000	122,383
5.500%, 2/1/18		75,000	86,989
6.150%, 9/15/34		158,000	172,956
6.550%, 2/15/39		45,000	52,334
BellSouth Corp.
6.000%, 10/15/11		123,000	129,646
5.200%, 9/15/14		62,000	69,722
British Telecommunications plc
9.875%, 12/15/30		80,000	111,389
Deutsche Telekom International Finance B.V.
5.250%, 7/22/13		96,000	105,302
8.750%, 6/15/30		57,000	79,814
France Telecom S.A.
4.375%, 7/8/14		100,000	110,246
Frontier Communications Corp.
8.250%, 4/15/17		700,000	765,625
8.500%, 4/15/20		700,000	772,625
Qwest Corp.
8.375%, 5/1/16		140,000	165,550
Telecom Italia Capital S.A.
5.250%, 10/1/15		368,000	397,122
Telefonica Emisiones S.A.U.
6.421%, 6/20/16		299,000	350,449
Verizon Communications, Inc.
7.375%, 9/1/12		76,000	85,177
4.900%, 9/15/15		82,000	93,320
8.750%, 11/1/18		300,000	408,216
7.750%, 12/1/30		155,000	200,116
Virgin Media Secured Finance plc
7.000%, 1/15/18	GBP	900,000	1,502,173

			5,847,547

Wireless Telecommunication Services (0.1%)
America Movil S.A.B. de C.V.
6.375%, 3/1/35		$50,000	56,876
AT&T Mobility LLC
7.125%, 12/15/31		$280,000	$345,060
Cellco Partnership/Verizon Wireless Capital LLC
7.375%, 11/15/13		100,000	118,334
Rogers Communications, Inc.
7.250%, 12/15/12		105,000	118,314
6.250%, 6/15/13		275,000	309,454
Vodafone Group plc
5.000%, 12/16/13		94,000	103,340
4.150%, 6/10/14		45,000	48,603
6.150%, 2/27/37		25,000	29,277

			1,129,258

Total Telecommunication Services			6,976,805

Utilities (3.8%)
Electric Utilities (2.6%)
Alabama Power Co.
5.700%, 2/15/33		25,000	27,923
Baltimore Gas & Electric Co.
5.900%, 10/1/16		122,000	143,403
Calpine Construction Finance Co.
LP/ CCFC Finance Corp.
8.000%, 6/1/16§		1,000,000	1,070,000
Commonwealth Edison Co.
6.150%, 9/15/17		144,000	170,586
Consolidated Edison Co. of New York, Inc.
Series 05-C
5.375%, 12/15/15		85,000	99,510
Series 08-A
5.850%, 4/1/18		175,000	207,366
Detroit Edison Co.
3.450%, 10/1/20		100,000	101,549
Duke Energy Carolinas LLC
Series C
7.000%, 11/15/18		26,000	33,185
Duke Energy Corp.
6.250%, 1/15/12		182,000	194,790
5.050%, 9/15/19		165,000	183,595
Duke Energy Indiana, Inc.
3.750%, 7/15/20		100,000	104,438
Edison International
3.750%, 9/15/17		100,000	102,533
Energy Future Holdings Corp.
Series R
6.550%, 11/15/34		9,000,000	3,420,000
Entergy Corp.
5.125%, 9/15/20		50,000	49,837
Exelon Corp.
5.625%, 6/15/35		80,000	80,923
FirstEnergy Corp.
Series C
7.375%, 11/15/31		160,000	173,847
Florida Power & Light Co.
5.850%, 5/1/37		30,000	34,760
Georgia Power Co.
6.000%, 11/1/13		60,000	68,489
5.950%, 2/1/39		90,000	104,566
MidAmerican Energy Holdings Co.
5.875%, 10/1/12		76,000	82,469
5.750%, 4/1/18		70,000	81,464
6.125%, 4/1/36		130,000	148,726
Northern States Power Co.
5.250%, 3/1/18		25,000	28,859

See Notes to Portfolio of Investments.

EQ ADVISORS TRUST

EQ/FRANKLIN CORE BALANCED PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

September 30, 2010 (Unaudited)

	Principal Amount	Value (Note 1)
Series B
8.000%, 8/28/12	$90,000	$101,903
Ohio Power Co.
6.000%, 6/1/16	65,000	75,597
Series G
6.600%, 2/15/33	125,000	145,442
Oncor Electric Delivery Co. LLC
6.375%, 5/1/12	79,000	86,044
6.375%, 1/15/15	265,000	308,075
Pacific Gas & Electric Co.
4.800%, 3/1/14	75,000	82,564
5.800%, 3/1/37	65,000	72,185
Progress Energy, Inc.
7.750%, 3/1/31	135,000	178,214
PSEG Power LLC
5.500%, 12/1/15	325,000	366,725
Public Service Co. of New Mexico
7.950%, 5/15/18	1,300,000	1,434,841
Southern California Edison Co.
6.000%, 1/15/34	45,000	53,308
Texas Competitive Electric Holdings Co. LLC
10.500%, 11/1/16 PIK	1,019,952	591,572
Series A
10.250%, 11/1/15	8,000,000	5,240,000
Series B
10.250%, 11/1/15	6,150,000	4,028,250
Term Loan
3.289%, 10/10/14(l)	3,989,950	3,094,429
3.758%, 10/10/14(l)	7,171,568	5,561,953
Virginia Electric & Power Co.
Series A
5.950%, 9/15/17	100,000	119,286

		28,253,206

Gas Utilities (0.2%)
Atmos Energy Corp.
8.500%, 3/15/19	70,000	90,996
Enbridge, Inc.
5.600%, 4/1/17	250,000	288,274
Energy Transfer Equity LP
7.500%, 10/15/20	1,200,000	1,263,000
Williams Partners LP
5.250%, 3/15/20	100,000	108,708

		1,750,978

Independent Power Producers & Energy Traders (0.7%)
Dynegy Holdings, Inc.
7.500%, 6/1/15	2,000,000	1,575,000
8.375%, 5/1/16	2,500,000	1,950,000
7.750%, 6/1/19	3,500,000	2,397,500
RRI Energy, Inc.
7.875%, 6/15/17	1,800,000	1,678,500
Tennessee Valley Authority
5.250%, 9/15/39	100,000	116,063

		7,717,063

Multi-Utilities (0.3%)
Calpine Corp.
7.250%, 10/15/17§	1,000,000	1,017,500
7.875%, 7/31/20§	800,000	822,000
Dominion Resources, Inc.
5.000%, 12/1/14	81,000	90,789
8.875%, 1/15/19	163,000	221,724
5.950%, 6/15/35	30,000	34,070
DTE Energy Co.
6.350%, 6/1/16	60,000	70,187
Dynegy-Roseton/Danskammer Trust
Series B
7.670%, 11/8/16	$750,000	$693,750
Sempra Energy
6.000%, 10/15/39	70,000	79,049

		3,029,069

Total Utilities		40,750,316

Total Corporate Bonds		315,301,256

Government Securities (15.6%)
Agency ABS (0.1%)
Federal Home Loan Bank
0.875%, 8/22/12	$300,000	301,907
Federal National Mortgage Association
1.500%, 6/26/13	1,090,000	1,111,302

		1,413,209

Foreign Governments (0.3%)
Canadian Government Bond
2.375%, 9/10/14	285,000	298,625
Federative Republic of Brazil
8.000%, 1/15/18	445,000	531,998
5.875%, 1/15/19	155,000	181,737
5.625%, 1/7/41	200,000	219,500
Province of British Columbia
4.300%, 5/30/13	15,000	16,393
Province of Nova Scotia
5.125%, 1/26/17	50,000	58,223
Province of Ontario
4.100%, 6/16/14	590,000	648,134
4.500%, 2/3/15	96,000	107,950
4.750%, 1/19/16	47,000	53,665
Province of Quebec
4.600%, 5/26/15	47,000	53,244
7.500%, 9/15/29	82,000	119,474
Republic of Italy
4.375%, 6/15/13	78,000	82,690
4.500%, 1/21/15	129,000	138,205
4.750%, 1/25/16	49,000	52,660
6.875%, 9/27/23	29,000	35,180
5.375%, 6/15/33	122,000	124,194
Republic of Panama
6.700%, 1/26/36	100,000	122,750
Republic of Peru
7.125%, 3/30/19	260,000	325,650
Republic of Poland
5.000%, 10/19/15	33,000	36,057
Republic of South Africa
6.500%, 6/2/14	31,000	35,262
United Mexican States
6.375%, 1/16/13	106,000	118,031
6.750%, 9/27/34	194,000	241,045

		3,600,667

Municipal Bonds (0.3%)
Los Angeles, California Community College District
6.750%, 8/1/49	50,000	55,933
Metropolitan Transportation Authority
7.336%, 11/15/39	105,000	130,894
Municipal Electric Authority of Georgia
6.655%, 4/1/57	150,000	158,956
New Jersey State Turnpike Authority
7.414%, 1/1/40	140,000	173,817
Port Authority of New York & New Jersey
6.040%, 12/1/29	70,000	75,932

See Notes to Portfolio of Investments.

EQ ADVISORS TRUST

EQ/FRANKLIN CORE BALANCED PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

September 30, 2010 (Unaudited)

	Principal Amount	Value (Note 1)
State of California
7.950%, 3/1/36	$2,000,000	$2,144,200
7.550%, 4/1/39	200,000	217,502
State of Illinois
5.100%, 6/1/33	230,000	192,970

		3,150,204

Supranational (0.2%)
Asian Development Bank
2.625%, 2/9/15	360,000	379,504
Eksportfinans A/S
5.500%, 5/25/16	60,000	70,073
European Investment Bank
4.250%, 7/15/13	200,000	218,349
3.000%, 4/8/14	130,000	138,440
4.625%, 5/15/14	123,000	137,991
4.625%, 10/20/15	665,000	761,817
Inter-American Development Bank
5.125%, 9/13/16	375,000	443,077
International Bank for Reconstruction & Development
7.625%, 1/19/23	137,000	198,857
Korea Development Bank
3.250%, 3/9/16	100,000	100,112

		2,448,220

U.S. Government Agencies (8.1%)
Federal Farm Credit Bank
4.875%, 1/17/17	180,000	209,153
Federal Home Loan Bank
4.000%, 9/6/13	400,000	436,337
3.625%, 10/18/13	1,010,000	1,096,040
5.250%, 6/5/17	595,000	705,079
Federal Home Loan Mortgage Corp.
5.125%, 7/15/12	2,341,000	2,532,330
4.875%, 11/15/13	1,619,000	1,819,583
5.500%, 11/1/18	66,303	71,778
5.500%, 5/1/20	45,555	49,231
5.500%, 12/1/21	105,218	113,381
5.500%, 3/1/22	118,219	127,390
6.750%, 9/15/29	178,000	244,129
6.250%, 7/15/32	264,000	354,491
6.000%, 12/1/33	322,305	352,584
6.000%, 8/1/36	2,557,041	2,759,706
5.663%, 11/1/36(l)	1,178,103	1,258,361
6.000%, 11/1/36	2,570,982	2,774,752
5.927%, 4/1/37(l)	764,703	816,798
5.000%, 1/1/38	1,025,532	1,077,250
4.500%, 10/1/39	4,040,937	4,203,837
4.000%, 10/15/25 TBA	1,000,000	1,043,594
4.000%, 10/15/40 TBA	2,000,000	2,052,109
4.500%, 10/15/40 TBA	2,000,000	2,079,531
5.000%, 10/15/40 TBA	2,600,000	2,731,625
5.500%, 10/15/40 TBA	1,500,000	1,590,762
Federal National Mortgage Association
5.375%, 11/15/11	490,000	517,451
1.750%, 8/10/12	1,000,000	1,022,536
3.000%, 9/16/14	610,000	652,169
4.625%, 10/15/14	251,000	284,415
5.000%, 4/15/15	408,000	472,666
5.375%, 6/12/17	2,371,000	2,849,115
5.000%, 2/1/18	242,115	258,530
5.000%, 11/1/18	423,228	452,143
5.000%, 12/1/18	705,268	753,562
5.000%, 10/1/19	249,429	266,392
5.500%, 3/1/20	86,596	93,781
4.500%, 9/1/20	$1,078,320	$1,145,336
5.000%, 1/1/21	562,442	600,956
5.000%, 3/1/21	48,957	52,287
6.000%, 9/1/21	140,052	151,705
5.500%, 12/1/22	784,861	844,584
5.000%, 2/1/24	99,530	105,552
4.500%, 4/1/24	593,297	624,514
4.000%, 6/1/24	935,359	977,925
4.000%, 1/1/25	114,906	120,890
4.000%, 2/1/25	532,225	556,113
4.000%, 3/1/25	575,556	601,388
4.500%, 5/1/25	1,171,410	1,231,948
6.250%, 5/15/29	164,000	214,388
5.500%, 7/1/33	2,071,546	2,223,351
5.000%, 11/1/33	2,274,770	2,412,412
5.000%, 6/1/35	1,190,440	1,261,168
4.500%, 10/1/35	654,401	686,022
5.500%, 1/1/36	1,518,138	1,623,222
5.500%, 1/1/37	679,261	723,731
5.000%, 5/1/37	320,796	337,651
5.000%, 7/1/37	83,680	88,076
6.000%, 9/1/37	1,060,434	1,142,582
6.000%, 12/1/37	59,972	64,480
6.000%, 5/1/38	180,505	193,958
6.000%, 8/1/38	210,679	226,382
6.500%, 9/1/38	1,245,884	1,358,111
6.000%, 11/1/38	71,826	77,157
6.500%, 1/1/39	1,755,479	1,914,707
5.500%, 3/1/39	3,638,629	3,867,749
4.500%, 6/1/39	1,201,677	1,252,232
4.500%, 7/1/39	2,247,955	2,342,528
5.000%, 7/1/39	1,000,000	1,052,539
4.000%, 8/1/39	760,344	783,600
4.000%, 9/1/39	486,050	500,309
6.000%, 9/1/39	1,856,051	1,997,285
5.000%, 3/1/40	1,123,350	1,182,370
4.500%, 4/1/40	388,469	404,812
4.500%, 7/1/40	696,370	725,667
Government National Mortgage Association
5.500%, 5/20/36	2,675,320	2,880,149
5.000%, 9/15/39	993,990	1,058,871
5.000%, 9/20/40	2,003,860	2,142,173
4.500%, 10/15/40 TBA	4,000,000	4,210,000
5.000%, 10/15/40 TBA	2,000,000	2,129,688

		86,213,159

U.S. Treasuries (6.6%)
U.S. Treasury Bonds
8.750%, 5/15/17	501,000	719,365
8.125%, 8/15/19	629,000	920,060
3.625%, 2/15/20	695,000	762,274
8.500%, 2/15/20	592,000	893,550
8.000%, 11/15/21	470,000	708,892
6.250%, 8/15/23	1,780,000	2,410,787
6.375%, 8/15/27	1,138,000	1,607,780
5.375%, 2/15/31	282,000	363,075
4.500%, 2/15/36	300,000	344,953
5.000%, 5/15/37	44,000	54,636
4.375%, 2/15/38	587,000	661,476
4.500%, 5/15/38	1,150,000	1,322,679
4.250%, 5/15/39	90,000	98,944
4.500%, 8/15/39	325,000	372,125
4.375%, 11/15/39	915,000	1,026,516
4.625%, 2/15/40	830,000	969,804
4.375%, 5/15/40	540,000	606,490

See Notes to Portfolio of Investments.

EQ ADVISORS TRUST

EQ/FRANKLIN CORE BALANCED PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

September 30, 2010 (Unaudited)

	Principal Amount	Value (Note 1)
3.875%, 8/15/40	$600,000	$620,250
U.S. Treasury Notes
0.875%, 2/29/12	2,850,000	2,871,717
4.625%, 2/29/12	2,780,000	2,948,321
1.000%, 4/30/12	1,180,000	1,191,894
1.375%, 5/15/12	2,275,000	2,311,880
1.875%, 6/15/12	910,000	933,354
0.625%, 6/30/12	5,000,000	5,020,300
4.250%, 9/30/12	522,000	561,843
3.875%, 10/31/12	727,000	779,367
1.125%, 12/15/12	1,000,000	1,014,062
1.375%, 2/15/13	6,825,000	6,962,032
1.750%, 4/15/13	4,250,000	4,378,477
1.500%, 12/31/13	1,396,000	1,430,791
2.375%, 8/31/14	49,000	51,699
4.000%, 2/15/15	284,000	319,345
2.375%, 2/28/15	3,130,000	3,301,649
2.500%, 3/31/15	4,400,000	4,665,716
4.125%, 5/15/15	312,000	353,608
1.875%, 6/30/15	800,000	824,375
1.750%, 7/31/15	900,000	921,654
1.250%, 8/31/15	2,400,000	2,399,251
3.250%, 6/30/16	685,000	750,022
4.875%, 8/15/16	372,000	441,605
3.000%, 2/28/17	240,000	258,113
4.500%, 5/15/17	1,627,000	1,901,683
2.500%, 6/30/17	700,000	729,312
4.250%, 11/15/17	730,000	844,690
3.625%, 8/15/19	615,000	676,308
3.375%, 11/15/19	3,065,000	3,301,820
3.500%, 5/15/20	3,640,000	3,951,111

		70,559,655

Total Government Securities		167,385,114

Total Long-Term Debt Securities (46.3%) (Cost $477,182,426)		495,527,878

	Number of Shares	Value (Note 1)
CONVERTIBLE PREFERRED STOCKS:
Consumer Discretionary (0.2%)
Automobiles (0.2%)
Motors Liquidation Co.
6.250%*	200,000	1,586,000

Total Consumer Discretionary		1,586,000

Financials (2.2%)
Commercial Banks (0.6% )
Wells Fargo & Co.
7.500%	7,000	7,042,000

Diversified Financial Services (1.3%)
Bank of America Corp.
7.250%	8,210	8,056,063
Citigroup, Inc.
7.500%	50,000	5,925,500

		13,981,563

Real Estate Investment Trusts (REITs) (0.3% )
FelCor Lodging Trust, Inc.
1.950%*	130,000	$2,807,194

Thrifts & Mortgage Finance (0.0%)
Fannie Mae
5.375%*	80	110,000
8.750%*	189,400	77,654

		187,654

Total Financials		24,018,411

Total Convertible Preferred Stocks (2.4%) (Cost $38,898,040)		25,604,411

PREFERRED STOCKS:
Energy (0.3%)
Oil, Gas & Consumable Fuels (0.3% )
Chesapeake Energy Corp.
5.750%§	2,500	2,543,750

Total Energy		2,543,750

Financials (0.4%)
Commercial Banks (0.4% )
GMAC, Inc.
7.000%§	4,046	3,712,205

Thrifts & Mortgage Finance (0.0%)
Fannie Mae
6.750%*	200,000	70,000
7.625%*	306,800	113,823
8.250%(l)*	149,600	65,076
Freddie Mac
8.375%(l)*	288,100	123,883

		372,782

Total Financials		4,084,987

Health Care (0.1%)
Health Care Providers & Services (0.1%)
Tenet Healthcare Corp.
7.000%	1,500	1,278,750

Total Health Care		1,278,750

Materials (0.1%)
Metals & Mining (0.1% )
AngloGold Ashanti Ltd.
6.000%*	20,000	1,064,100

Total Materials		1,064,100

Utilities (0.1%)
Electric Utilities (0.1%)
NextEra Energy, Inc.
8.375%	20,000	1,062,000

Total Utilities		1,062,000

Total Preferred Stocks (1.0%) (Cost $30,875,379)		10,033,587

COMMON STOCKS:
Consumer Discretionary (3.0%)
Auto Components (0.0% )
Goodyear Tire & Rubber Co.*	4,300	46,225
Johnson Controls, Inc.	13,245	403,972

		450,197

Automobiles (0.1%)
Ford Motor Co.*	67,604	827,473

See Notes to Portfolio of Investments.

EQ ADVISORS TRUST

EQ/FRANKLIN CORE BALANCED PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

September 30, 2010 (Unaudited)

	Number of Shares	Value (Note 1)
Harley-Davidson, Inc.	4,400	$125,136

		952,609

Distributors (0.0%)
Genuine Parts Co.	3,118	139,032

Diversified Consumer Services (0.0%)
Apollo Group, Inc., Class A*	2,400	123,240
DeVry, Inc.	1,100	54,131
H&R Block, Inc.	6,700	86,765

		264,136

Hotels, Restaurants & Leisure (0.3%)
Carnival Corp.	8,700	332,427
Darden Restaurants, Inc.	2,724	116,533
International Game Technology	5,500	79,475
Marriott International, Inc., Class A	5,531	198,176
McDonald’s Corp.	20,984	1,563,518
Starbucks Corp.	14,658	374,951
Starwood Hotels & Resorts Worldwide, Inc.	3,702	194,540
Wyndham Worldwide Corp.	3,800	104,386
Wynn Resorts Ltd.	1,438	124,775
Yum! Brands, Inc.	9,235	425,364

		3,514,145

Household Durables (0.1%)
D.R. Horton, Inc.	5,000	55,600
Fortune Brands, Inc.	3,200	157,536
Harman International Industries, Inc.*	1,500	50,115
Leggett & Platt, Inc.	3,300	75,108
Lennar Corp., Class A	2,800	43,064
Newell Rubbermaid, Inc.	5,000	89,050
Pulte Group, Inc.*	6,190	54,225
Stanley Black & Decker, Inc.	3,258	199,650
Whirlpool Corp.	1,400	113,344

		837,692

Internet & Catalog Retail (0.2%)
Amazon.com, Inc.*	6,946	1,090,939
Expedia, Inc.	3,900	110,019
priceline.com, Inc.*	941	327,788

		1,528,746

Leisure Equipment & Products (0.0%)
Eastman Kodak Co.*	4,000	16,800
Hasbro, Inc.	2,715	120,844
Mattel, Inc.	7,143	167,575

		305,219

Media (1.6%)
CBS Corp., Class B	13,460	213,476
Charter Communications, Inc., Class A*	187,113	6,081,172
Comcast Corp., Class A	254,988	4,610,183
Dex One Corp.*	115,741	1,421,299
DIRECTV, Class A*	17,089	711,415
Discovery Communications, Inc., Class A*	5,800	252,590
Gannett Co., Inc.	5,100	62,373
Interpublic Group of Cos., Inc.*	10,300	103,309
McGraw-Hill Cos., Inc.	6,094	201,468
Meredith Corp.	900	29,979
New York Times Co., Class A*	2,900	22,446
News Corp., Class A	44,600	582,476
Omnicom Group, Inc.	5,900	232,932
Scripps Networks Interactive, Inc., Class A	1,900	90,402
Time Warner Cable, Inc.	7,100	$383,329
Time Warner, Inc.	22,300	683,495
Viacom, Inc., Class B	12,200	441,518
Walt Disney Co.	37,708	1,248,512
Washington Post Co., Class B	141	56,317

		17,428,691

Multiline Retail (0.2%)
Big Lots, Inc.*	1,490	49,543
Family Dollar Stores, Inc.	2,500	110,400
J.C. Penney Co., Inc.	4,400	119,592
Kohl’s Corp.*	6,088	320,716
Macy’s, Inc.	8,000	184,720
Nordstrom, Inc.	3,100	115,320
Sears Holdings Corp.*	1,000	72,140
Target Corp.	14,321	765,314

		1,737,745

Specialty Retail (0.4%)
Abercrombie & Fitch Co., Class A .	1,600	62,912
AutoNation, Inc.*	1,529	35,549
AutoZone, Inc.*	600	137,346
Bed Bath & Beyond, Inc.*	5,122	222,346
Best Buy Co., Inc.	6,600	269,478
CarMax, Inc.*	4,392	122,361
GameStop Corp., Class A*	2,700	53,217
Gap, Inc.	9,000	167,760
Home Depot, Inc.	32,832	1,040,118
Limited Brands, Inc.	5,000	133,900
Lowe’s Cos., Inc.	27,719	617,856
Office Depot, Inc.*	6,400	29,440
O’Reilly Automotive, Inc.*	2,698	143,534
RadioShack Corp.	2,100	44,793
Ross Stores, Inc.	2,300	125,626
Staples, Inc.	14,000	292,880
Tiffany & Co.	2,600	122,174
TJX Cos., Inc.	8,100	361,503
Urban Outfitters, Inc.*	2,700	84,888

		4,067,681

Textiles, Apparel & Luxury Goods (0.1%)
Coach, Inc.	6,000	257,760
NIKE, Inc., Class B	7,518	602,493
Polo Ralph Lauren Corp.	1,200	107,832
VF Corp.	1,610	130,442

		1,098,527

Total Consumer Discretionary		32,324,420

Consumer Staples (2.6%)
Beverages (0.9%)
Brown-Forman Corp., Class B	2,046	126,115
Coca-Cola Co.	45,500	2,662,660
Coca-Cola Enterprises, Inc.	6,500	201,500
Constellation Brands, Inc., Class A*	3,493	61,791
Diageo plc	150,000	2,582,560
Dr. Pepper Snapple Group, Inc.	4,578	162,611
Molson Coors Brewing Co., Class B	3,300	155,826
PepsiCo, Inc.	61,366	4,077,157

		10,030,220

Food & Staples Retailing (0.5%)
Costco Wholesale Corp.	8,672	559,257
CVS Caremark Corp.	26,490	833,640
Kroger Co.	12,799	277,227
Safeway, Inc.	7,670	162,297
SUPERVALU, Inc.	3,700	42,661
Sysco Corp.	11,623	331,488

See Notes to Portfolio of Investments.

EQ ADVISORS TRUST

EQ/FRANKLIN CORE BALANCED PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

September 30, 2010 (Unaudited)

	Number of Shares	Value (Note 1)
Walgreen Co.	18,930	$634,155
Wal-Mart Stores, Inc.	39,433	2,110,454
Whole Foods Market, Inc.*	2,881	106,914

		5,058,093

Food Products (0.4% )
Archer-Daniels-Midland Co.	12,674	404,554
Campbell Soup Co.	3,696	132,132
ConAgra Foods, Inc.	8,699	190,856
Dean Foods Co.*	4,000	40,840
General Mills, Inc.	12,662	462,670
H.J. Heinz Co.	6,217	294,499
Hershey Co.	3,069	146,054
Hormel Foods Corp.	1,365	60,879
J.M. Smucker Co.	2,500	151,325
Kellogg Co.	4,985	251,792
Kraft Foods, Inc., Class A	34,100	1,052,326
McCormick & Co., Inc. (Non-Voting)	2,608	109,640
Mead Johnson Nutrition Co.	4,200	239,022
Sara Lee Corp.	13,000	174,590
Tyson Foods, Inc., Class A	6,300	100,926

		3,812,105

Household Products (0.5%)
Clorox Co.	2,754	183,857
Colgate-Palmolive Co.	9,600	737,856
Kimberly-Clark Corp.	8,160	530,808
Procter & Gamble Co.	55,962	3,356,041

		4,808,562

Personal Products (0.0%)
Avon Products, Inc.	8,451	271,362
Estee Lauder Cos., Inc., Class A	2,251	142,331

		413,693

Tobacco (0.3%)
Altria Group, Inc.	40,900	982,418
Lorillard, Inc.	2,900	232,899
Philip Morris International, Inc.	36,136	2,024,339
Reynolds American, Inc.	3,500	207,865

		3,447,521

Total Consumer Staples		27,570,194

Energy (5.7%)
Energy Equipment & Services (0.8%)
Baker Hughes, Inc.	38,303	1,631,708
Cameron International Corp.*	5,000	214,800
Diamond Offshore Drilling, Inc.	1,360	92,167
FMC Technologies, Inc.*	2,500	170,725
Halliburton Co.	18,100	598,567
Helmerich & Payne, Inc.	1,900	76,874
Nabors Industries Ltd.*	5,300	95,718
National Oilwell Varco, Inc.	8,262	367,411
Rowan Cos., Inc.*	2,000	60,720
Schlumberger Ltd.	56,811	3,500,126
Weatherford International Ltd.*	125,000	2,137,500

		8,946,316

Oil, Gas & Consumable Fuels (4.9% )
Anadarko Petroleum Corp.	9,900	564,795
Apache Corp.	7,093	693,412
BP plc (ADR)	40,000	1,646,800
Cabot Oil & Gas Corp.	2,300	69,253
Callon Petroleum Co.*	150,000	742,500
Canadian Oil Sands Trust	265,000	6,557,391
Chesapeake Energy Corp.	12,500	283,125
Chevron Corp.	39,600	3,209,580
ConocoPhillips	179,200	$10,291,456
Consol Energy, Inc.	4,453	164,583
Denbury Resources, Inc.*	8,200	130,298
Devon Energy Corp.	8,576	555,210
El Paso Corp.	14,500	179,510
EOG Resources, Inc.	4,991	464,013
EQT Corp.	2,885	104,033
Exxon Mobil Corp.	310,878	19,209,152
Hess Corp.	5,686	336,156
Marathon Oil Corp.	13,902	460,156
Massey Energy Co.	1,800	55,836
Murphy Oil Corp.	3,900	241,488
Noble Energy, Inc.	3,452	259,211
Occidental Petroleum Corp.	16,100	1,260,630
Peabody Energy Corp.	5,318	260,635
Pioneer Natural Resources Co.	2,200	143,066
QEP Resources, Inc.	3,401	102,506
Range Resources Corp.	3,000	114,390
Southwestern Energy Co.*	6,824	228,195
Spectra Energy Corp.	138,200	3,116,410
Sunoco, Inc.	2,392	87,308
Tesoro Corp.	2,300	30,728
Valero Energy Corp.	10,800	189,108
Williams Cos., Inc.	11,900	227,409

		51,978,343

Total Energy		60,924,659

Financials (5.6%)
Capital Markets (0.6% )
Ameriprise Financial, Inc.	4,950	234,283
Bank of New York Mellon Corp.	23,780	621,371
Charles Schwab Corp.	19,334	268,743
Deutsche Bank AG (ADR)*§	75,000	1,738,350
E*TRADE Financial Corp.*	3,350	48,709
Federated Investors, Inc., Class B	1,741	39,625
Franklin Resources, Inc.	2,889	308,834
Goldman Sachs Group, Inc.	10,210	1,476,162
Invesco Ltd.	8,800	186,824
Janus Capital Group, Inc.	4,200	45,990
Legg Mason, Inc.	3,045	92,294
Morgan Stanley	27,589	680,897
Northern Trust Corp.	4,600	221,904
State Street Corp.	9,863	371,441
T. Rowe Price Group, Inc.	5,054	253,028

		6,588,455

Commercial Banks (1.7% )
Barclays plc	300,000	1,411,925
BB&T Corp.	13,631	328,235
CIT Group, Inc.*	30,000	1,224,600
Comerica, Inc.	3,460	128,539
Fifth Third Bancorp	16,100	193,683
First Horizon National Corp.*	5,129	58,517
HSBC Holdings plc	500,000	5,066,152
Huntington Bancshares, Inc./Ohio	12,900	73,143
KeyCorp	16,400	130,544
M&T Bank Corp.	1,642	134,332
Marshall & Ilsley Corp.	11,000	77,440
PNC Financial Services Group, Inc.	10,361	537,840
Regions Financial Corp.	22,600	164,302
SunTrust Banks, Inc.	9,600	247,968
U.S. Bancorp	37,600	812,912
Wells Fargo & Co.	302,416	7,599,714

See Notes to Portfolio of Investments.

EQ ADVISORS TRUST

EQ/FRANKLIN CORE BALANCED PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

September 30, 2010 (Unaudited)

	Number of Shares	Value (Note 1)
Zions Bancorp.	3,378	$72,154

		18,262,000

Consumer Finance (0.1%)
American Express Co.	20,638	867,415
Capital One Financial Corp.	8,800	348,040
Discover Financial Services	11,100	185,148
SLM Corp.*	10,000	115,500

		1,516,103

Diversified Financial Services (2.1%)
Bank of America Corp.	697,300	9,141,603
Citigroup, Inc.*	967,304	3,772,485
CME Group, Inc.	1,322	344,315
IntercontinentalExchange, Inc.*	1,500	157,080
JPMorgan Chase & Co.	228,400	8,695,188
Leucadia National Corp.*	4,100	96,842
Moody’s Corp.	4,003	99,995
NASDAQ OMX Group, Inc.*	3,300	64,119
NYSE Euronext	4,900	139,993

		22,511,620

Insurance (0.8%)
ACE Ltd.	6,616	385,382
Aflac, Inc.	9,400	486,074
Allstate Corp.	10,531	332,253
American International Group, Inc.*	2,475	96,773
Aon Corp.	5,500	215,105
Assurant, Inc.	1,934	78,714
Berkshire Hathaway, Inc., Class B*	34,054	2,815,585
Chubb Corp.	6,201	353,395
Cincinnati Financial Corp.	3,202	92,378
Genworth Financial, Inc., Class A*	10,100	123,422
Hartford Financial Services Group, Inc.	8,500	195,075
Lincoln National Corp.	6,200	148,304
Loews Corp.	6,267	237,519
Marsh & McLennan Cos., Inc.	10,900	262,908
MetLife, Inc.	17,869	687,063
Principal Financial Group, Inc.	6,500	168,480
Progressive Corp.	13,163	274,712
Prudential Financial, Inc.	9,300	503,874
Torchmark Corp.	1,594	84,705
Travelers Cos., Inc.	9,260	482,446
Unum Group	6,443	142,712
XL Group plc	6,700	145,122

		8,312,001

Real Estate Investment Trusts (REITs) (0.3% )
Apartment Investment & Management Co. (REIT), Class A	2,600	55,588
AvalonBay Communities, Inc. (REIT)	1,688	175,434
Boston Properties, Inc. (REIT)	2,725	226,502
Equity Residential (REIT)	5,519	262,539
HCP, Inc. (REIT)	6,063	218,147
Health Care REIT, Inc.	2,500	118,350
Host Hotels & Resorts, Inc. (REIT)	13,366	193,540
Kimco Realty Corp. (REIT)	8,500	133,875
Plum Creek Timber Co., Inc. (REIT)	3,169	111,866
ProLogis (REIT)	9,900	116,622
Public Storage (REIT)	2,709	262,881
Simon Property Group, Inc. (REIT)	5,722	530,658
Ventas, Inc. (REIT)	3,101	159,918
Vornado Realty Trust (REIT)	3,198	$273,525

		2,839,445

Real Estate Management & Development (0.0% )
CB Richard Ellis Group, Inc., Class A*	5,700	104,196

Thrifts & Mortgage Finance (0.0%)
Hudson City Bancorp, Inc.	10,072	123,482
People’s United Financial, Inc.	7,286	95,374

		218,856

Total Financials		60,352,676

Health Care (4.3%)
Biotechnology (0.3%)
Amgen, Inc.*	19,045	1,049,570
Biogen Idec, Inc.*	4,765	267,412
Celgene Corp.*	9,081	523,157
Cephalon, Inc.*	1,469	91,724
Genzyme Corp.*	5,024	355,649
Gilead Sciences, Inc.*	16,515	588,099

		2,875,611

Health Care Equipment & Supplies (0.3%)
Baxter International, Inc.	11,600	553,436
Becton, Dickinson and Co.	4,500	333,450
Boston Scientific Corp.*	30,600	187,578
C.R. Bard, Inc.	1,800	146,574
CareFusion Corp.*	3,750	93,150
DENTSPLY International, Inc.	2,568	82,099
Hospira, Inc.*	3,400	193,834
Intuitive Surgical, Inc.*	775	219,899
Medtronic, Inc.	21,440	719,955
St. Jude Medical, Inc.*	6,465	254,333
Stryker Corp.	6,642	332,432
Varian Medical Systems, Inc.*	2,398	145,079
Zimmer Holdings, Inc.*	4,000	209,320

		3,471,139

Health Care Providers & Services (0.4%)
Aetna, Inc.	8,200	259,202
AmerisourceBergen Corp.	5,606	171,880
Cardinal Health, Inc.	6,923	228,736
CIGNA Corp.	5,485	196,253
Coventry Health Care, Inc.*	3,200	68,896
DaVita, Inc.*	1,896	130,881
Express Scripts, Inc.*	10,789	525,424
Humana, Inc.*	3,200	160,768
Laboratory Corp. of America Holdings*	2,025	158,821
McKesson Corp.	5,155	318,476
Medco Health Solutions, Inc.*	8,544	444,801
Patterson Cos., Inc.	2,100	60,165
Quest Diagnostics, Inc.	2,987	150,754
Tenet Healthcare Corp.*	9,600	45,312
UnitedHealth Group, Inc.	22,166	778,248
WellPoint, Inc.*	7,871	445,813

		4,144,430

Health Care Technology (0.0%)
Cerner Corp.*	1,400	117,586

Life Sciences Tools & Services (0.1%)
Life Technologies Corp.*	3,595	167,851
PerkinElmer, Inc.	2,700	62,478
Thermo Fisher Scientific, Inc.*	8,088	387,253

See Notes to Portfolio of Investments.

EQ ADVISORS TRUST

EQ/FRANKLIN CORE BALANCED PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

September 30, 2010 (Unaudited)

	Number of Shares	Value (Note 1)
Waters Corp.*	1,691	$119,689

		737,271

Pharmaceuticals (3.2%)
Abbott Laboratories, Inc.	30,500	1,593,320
Allergan, Inc.	6,200	412,486
Bristol-Myers Squibb Co.	33,700	913,607
Eli Lilly and Co.	19,894	726,728
Forest Laboratories, Inc.*	5,630	174,136
Johnson & Johnson	154,300	9,560,428
King Pharmaceuticals, Inc.*	5,500	54,780
Merck & Co., Inc.	320,676	11,804,084
Mylan, Inc.*	5,700	107,217
Pfizer, Inc.	278,709	4,785,433
Roche Holding AG	30,000	4,097,084
Watson Pharmaceuticals, Inc.*	2,300	97,313

		34,326,616

Total Health Care		45,672,653

Industrials (2.2%)
Aerospace & Defense (0.5%)
Boeing Co.	14,425	959,839
General Dynamics Corp.	7,499	471,012
Goodrich Corp.	2,442	180,049
Honeywell International, Inc.	15,034	660,594
ITT Corp.	3,608	168,963
L-3 Communications Holdings, Inc.	2,400	173,448
Lockheed Martin Corp.	5,860	417,701
Northrop Grumman Corp.	5,770	349,835
Precision Castparts Corp.	2,795	355,943
Raytheon Co.	7,490	342,368
Rockwell Collins, Inc.	3,105	180,866
United Technologies Corp.	18,400	1,310,632

		5,571,250

Air Freight & Logistics (0.2%)
C.H. Robinson Worldwide, Inc.	3,269	228,568
Expeditors International of Washington, Inc.	4,400	203,412
FedEx Corp.	6,129	524,030
United Parcel Service, Inc., Class B	19,500	1,300,455

		2,256,465

Airlines (0.0%)
Southwest Airlines Co.	14,728	192,495

Building Products (0.0%)
Masco Corp.	6,600	72,666

Commercial Services & Supplies (0.1%)
Avery Dennison Corp.	2,400	89,088
Cintas Corp.	2,900	79,895
Iron Mountain, Inc.	3,900	87,126
Pitney Bowes, Inc.	4,500	96,210
R.R. Donnelley & Sons Co.	4,400	74,624
Republic Services, Inc.	6,041	184,190
Stericycle, Inc.*	1,657	115,129
Waste Management, Inc.	9,218	329,451

		1,055,713

Construction & Engineering (0.1%)
Fluor Corp.	3,400	168,402
Jacobs Engineering Group, Inc.*	2,600	100,620
Quanta Services, Inc.*	4,500	85,860

		354,882

Electrical Equipment (0.1%)
Emerson Electric Co.	15,000	789,900
Rockwell Automation, Inc.	2,794	172,473
Roper Industries, Inc.	2,000	$130,360

		1,092,733

Industrial Conglomerates (0.6%)
3M Co.	14,000	1,213,940
General Electric Co.	290,300	4,717,375
Textron, Inc.	5,100	104,856
Tyco International Ltd.	10,027	368,292

		6,404,463

Machinery (0.4%)
Caterpillar, Inc.	12,443	979,015
Cummins, Inc.	3,935	356,432
Danaher Corp.	10,514	426,973
Deere & Co.	8,369	583,989
Dover Corp.	3,665	191,350
Eaton Corp.	3,249	268,010
Flowserve Corp.	1,103	120,690
Illinois Tool Works, Inc.	9,836	462,489
PACCAR, Inc.	7,400	356,310
Pall Corp.	2,500	104,100
Parker Hannifin Corp.	3,162	221,530
Snap-On, Inc.	1,300	60,463

		4,131,351

Professional Services (0.0%)
Dun & Bradstreet Corp.	1,100	81,554
Equifax, Inc.	2,465	76,908
Robert Half International, Inc.	3,200	83,200

		241,662

Road & Rail (0.2%)
CSX Corp.	7,485	414,070
Norfolk Southern Corp.	7,272	432,757
Ryder System, Inc.	1,200	51,324
Union Pacific Corp.	9,934	812,601

		1,710,752

Trading Companies & Distributors (0.0%)
Fastenal Co.	2,824	150,209
W.W. Grainger, Inc.	1,193	142,098

		292,307

Total Industrials		23,376,739

Information Technology (4.3%)
Communications Equipment (0.5%)
Cisco Systems, Inc.*	112,513	2,464,035
Harris Corp.	2,351	104,126
JDS Uniphase Corp.*	4,900	60,711
Juniper Networks, Inc.*	10,100	306,535
Motorola, Inc.*	46,300	394,939
QUALCOMM, Inc.	31,647	1,427,912
Tellabs, Inc.	6,600	49,170

		4,807,428

Computers & Peripherals (0.8%)
Apple, Inc.*	17,996	5,106,365
Dell, Inc.*	33,400	432,864
EMC Corp.*	40,321	818,919
Hewlett-Packard Co.	44,710	1,880,950
Lexmark International, Inc., Class A*	1,400	62,468
NetApp, Inc.*	6,953	346,190
QLogic Corp.*	1,900	33,516
SanDisk Corp.*	4,503	165,035
Western Digital Corp.*	4,300	122,077

		8,968,384

Electronic Equipment, Instruments & Components (0.1%)
Agilent Technologies, Inc.*	7,100	236,927

See Notes to Portfolio of Investments.

EQ ADVISORS TRUST

EQ/FRANKLIN CORE BALANCED PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

September 30, 2010 (Unaudited)

	Number of Shares	Value (Note 1)
Amphenol Corp., Class A	3,600	$176,328
Corning, Inc.	31,100	568,508
FLIR Systems, Inc.*	3,300	84,810
Jabil Circuit, Inc.	4,200	60,522
Molex, Inc.	3,100	64,883

		1,191,978

Internet Software & Services (0.4%)
Akamai Technologies, Inc.*	3,422	171,716
eBay, Inc.*	22,500	549,000
Google, Inc., Class A*	4,893	2,572,691
Monster Worldwide, Inc.*	2,100	27,216
VeriSign, Inc.*	3,433	108,963
Yahoo!, Inc.*	26,280	372,388

		3,801,974

IT Services (0.6%)
Automatic Data Processing, Inc.	9,936	417,610
Cognizant Technology Solutions Corp., Class A*	5,886	379,471
Computer Sciences Corp.	3,200	147,200
Fidelity National Information Services, Inc.	5,035	136,600
Fiserv, Inc.*	2,959	159,253
International Business Machines Corp.	24,867	3,335,659
Mastercard, Inc., Class A	1,915	428,960
Paychex, Inc.	5,992	164,720
SAIC, Inc.*	5,500	87,890
Teradata Corp.*	3,500	134,960
Total System Services, Inc.	3,269	49,820
Visa, Inc., Class A	9,736	722,995
Western Union Co.	12,627	223,119

		6,388,257

Office Electronics (0.2%)
Xerox Corp.	226,760	2,346,966

Semiconductors & Semiconductor Equipment (1.0%)
Advanced Micro Devices, Inc.*	11,800	83,898
Altera Corp.	5,884	177,462
Analog Devices, Inc.	5,892	184,891
Applied Materials, Inc.	26,347	307,733
Broadcom Corp., Class A	8,760	310,017
First Solar, Inc.*	1,032	152,065
Intel Corp.	309,566	5,952,954
KLA-Tencor Corp.	3,100	109,213
Linear Technology Corp.	4,340	133,368
LSI Corp.*	14,000	63,840
MEMC Electronic Materials, Inc.*	5,000	59,600
Microchip Technology, Inc.	3,538	111,270
Micron Technology, Inc.*	17,400	125,454
National Semiconductor Corp.	4,684	59,815
Novellus Systems, Inc.*	1,854	49,279
NVIDIA Corp.*	11,350	132,568
Teradyne, Inc.*	2,900	32,306
Texas Instruments, Inc.	23,564	639,527
Xilinx, Inc.	65,376	1,739,655

		10,424,915

Software (0.7%)
Adobe Systems, Inc.*	10,309	269,580
Autodesk, Inc.*	4,300	137,471
BMC Software, Inc.*	3,568	144,433
CA, Inc.	7,204	152,148
Citrix Systems, Inc.*	3,622	247,165
Compuware Corp.*	5,300	45,209
Electronic Arts, Inc.*	6,800	111,724
Intuit, Inc.*	5,574	$244,197
McAfee, Inc.*	3,102	146,600
Microsoft Corp.	150,400	3,683,296
Novell, Inc.*	8,000	47,760
Oracle Corp.	76,303	2,048,736
Red Hat, Inc.*	3,725	152,725
Salesforce.com, Inc.*	2,292	256,246
Symantec Corp.*	15,300	232,101

		7,919,391

Total Information Technology		45,849,293

Materials (1.9%)
Chemicals (0.4%)
Air Products & Chemicals, Inc.	4,300	356,126
Airgas, Inc.	1,468	99,751
CF Industries Holdings, Inc.	1,403	133,986
Dow Chemical Co.	22,775	625,402
E.I. du Pont de Nemours & Co.	17,765	792,674
Eastman Chemical Co.	1,300	96,200
Ecolab, Inc.	4,613	234,064
FMC Corp.	1,426	97,553
International Flavors & Fragrances, Inc.	1,562	75,788
Monsanto Co.	10,600	508,058
PPG Industries, Inc.	3,251	236,673
Praxair, Inc.	6,025	543,816
Sherwin-Williams Co.	1,830	137,506
Sigma-Aldrich Corp.	2,377	143,523

		4,081,120

Construction Materials (0.0%)
Vulcan Materials Co.	2,510	92,669

Containers & Packaging (0.1%)
Ball Corp.	1,805	106,225
Bemis Co., Inc.	2,132	67,691
Owens-Illinois, Inc.*	3,500	98,210
Pactiv Corp.*	2,900	95,642
Sealed Air Corp.	3,500	78,680

		446,448

Metals & Mining (1.4%)
AK Steel Holding Corp.	1,700	23,477
Alcoa, Inc.	19,500	236,145
Allegheny Technologies, Inc.	1,800	83,610
Barrick Gold Corp.	150,000	6,943,500
Cliffs Natural Resources, Inc.	2,674	170,922
Freeport-McMoRan Copper & Gold, Inc.	9,275	791,992
Newmont Mining Corp.	89,672	5,632,298
Nucor Corp.	26,238	1,002,292
Titanium Metals Corp.*	2,100	41,916
United States Steel Corp.	2,700	118,368

		15,044,520

Paper & Forest Products (0.0%)
International Paper Co.	8,590	186,832
MeadWestvaco Corp.	3,700	90,206
Weyerhaeuser Co.	10,506	165,575

		442,613

Total Materials		20,107,370

Telecommunication Services (2.5%)
Diversified Telecommunication Services (1.9%)
AT&T, Inc.	341,458	9,765,699
CenturyLink, Inc.	55,896	2,205,656
Frontier Communications Corp.	103,260	843,634

See Notes to Portfolio of Investments.

EQ ADVISORS TRUST

EQ/FRANKLIN CORE BALANCED PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

September 30, 2010 (Unaudited)

	Number of Shares	Value (Note 1)
Qwest Communications International, Inc.	33,579	$210,540
Telstra Corp., Ltd.	800,000	2,025,889
Verizon Communications, Inc.	155,800	5,077,522
Windstream Corp.	9,900	121,671

		20,250,611

Wireless Telecommunication Services (0.6% )
American Tower Corp., Class A*	7,924	406,184
MetroPCS Communications, Inc.*	5,800	60,668
Sprint Nextel Corp.*	60,000	277,800
Vodafone Group plc	2,200,000	5,429,345

		6,173,997

Total Telecommunication Services		26,424,608

Utilities (6.9%)
Electric Utilities (3.4%)
Allegheny Energy, Inc.	3,322	81,455
American Electric Power Co., Inc.	129,397	4,688,053
Duke Energy Corp.	400,706	7,096,503
Edison International	6,700	230,413
Entergy Corp.	3,730	285,457
Exelon Corp.	12,943	551,113
FirstEnergy Corp.	41,016	1,580,757
NextEra Energy, Inc.	123,094	6,695,083
Northeast Utilities	3,432	101,484
Pepco Holdings, Inc.	4,314	80,240
Pinnacle West Capital Corp.	2,000	82,540
PPL Corp.	58,526	1,593,663
Progress Energy, Inc.	75,788	3,366,503
Southern Co.	266,396	9,920,587

		36,353,851

Gas Utilities (0.2%)
AGL Resources, Inc.	40,000	1,534,400
Nicor, Inc.	884	40,505
Oneok, Inc.	2,300	103,592

		1,678,497

Independent Power Producers & Energy Traders (0.0%)
AES Corp.*	13,700	155,495
Constellation Energy Group, Inc.	3,974	128,122
NRG Energy, Inc.*	4,816	100,269

		383,886

Multi-Utilities (3.3% )
Ameren Corp.	104,660	2,972,344
CenterPoint Energy, Inc.	73,500	1,155,420
CMS Energy Corp.	4,450	80,189
Consolidated Edison, Inc.	5,539	267,091
Dominion Resources, Inc.	131,740	5,751,768
DTE Energy Co.	3,237	148,675
Integrys Energy Group, Inc.	1,700	88,502
NiSource, Inc.	5,480	95,352
PG&E Corp.	157,609	7,158,601
Public Service Enterprise Group, Inc.	174,984	5,788,471
SCANA Corp.	2,218	89,430
Sempra Energy	84,863	4,565,629
TECO Energy, Inc.	154,186	2,670,502
Wisconsin Energy Corp.	2,284	132,015
Xcel Energy, Inc.	209,062	$4,802,154

		35,766,143

Total Utilities		74,182,377

Total Common Stocks (39.0%) (Cost $396,645,781)		416,784,989

	Number of Warrants	Value (Note 1)
WARRANT:
Consumer Discretionary (0.0%)
Media (0.0%)
Charter Communications, Inc., expiring 11/30/14* (Cost $19,529,652)	53,070	291,885

	Principal Amount	Value (Note 1)
SHORT-TERM INVESTMENTS:
Government Securities (2.0%)
Federal Home Loan Bank 0.00%, 10/1/10	$22,000,000	22,000,000

Short-Term Investment (7.8%)
BlackRock Liquidity Funds TempFund 0.23% ‡	83,519,935	83,519,935

Time Deposit (0.8%)
JPMorgan Chase Nassau 0.000%, 10/1/10	8,317,186	8,317,186

Total Short-Term Investments (10.6%) (Amortized Cost $113,837,121)		113,837,121

Total Investments (99.3%) (Cost/Amortized Cost $1,076,968,399)		1,062,079,871
Other Assets Less Liabilities (0.7%)		7,298,824

Net Assets (100%)		$1,069,378,695

*	Non-income producing.

§	Securities exempt from registration under Rule 144A of the Securities Act of 1933. These securities may only be resold to qualified institutional buyers. At September 30, 2010, the market value of these securities amounted to $65,483,415 or 6.1% of net assets. Securities denoted with “§” but without “b” have been determined to be liquid under the guidelines established by the Board of Trustees. To the extent any securities might provide a right to demand registration, such rights have not been relied upon when determining liquidity.

‡	Affiliated company as defined under the Investment Company Act of 1940.

(e)	Step Bond - Coupon rate increases in increments to maturity. Rate disclosed is as of September 30, 2010. Maturity date disclosed is the ultimate maturity date.

(l)	Floating Rate Security. Rate disclosed is as of September 30, 2010.

Glossary:

ABS — Asset-Backed Security

ADR — American Depositary Receipt

CMO — Collateralized Mortgage Obligation

EUR — European Currency Unit

GBP — British Pound

PIK — Payment-in Kind Security

TBA — Security is subject to delayed delivery.

See Notes to Portfolio of Investments.

EQ ADVISORS TRUST

EQ/FRANKLIN CORE BALANCED PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

September 30, 2010 (Unaudited)

Investments in companies which were affiliates for the nine months ended September 30, 2010, were as follows:

Securities	Market Value December 31, 2009	Purchases at Cost	Sales at Cost	Market Value September 30, 2010	Dividend Income	Realized Gain (Loss)
BlackRock Liquidity Funds TempFund	$—	$144,238,336	$60,718,401	$83,519,935	$63,444	$—

At September 30, 2010, the Portfolio had the following futures contracts open: (Note 1)

	Number of Contracts	Expiration Date	Original Value	Value at 9/30/2010	Unrealized Appreciation/ (Depreciation)
Purchase
S&P 500 E-Mini Index	1,622	December-10	$89,082,272	$92,186,370	$3,104,098

The following is a summary of the inputs used to value the Portfolio’s assets and liabilities carried at fair value as of September 30, 2010:

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. For example, money market securities are valued using amortized cost, in accordance with rules under the Investment Company Act of 1940. Generally, amortized cost approximates the current fair value of a security, but since the value is not obtained from a quoted price in an active market, such securities are reflected as Level 2.

Various inputs are used in determining the value of the Portfolio’s investments. These inputs are summarized in the three broad levels listed below:

Investment Type	Level 1 Quoted prices in active markets for identical securities	Level 2 Significant other observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)	Level 3 Significant unobservable inputs (including the Portfolio’s own assumptions in determining the fair value of investments)	Total
Assets:
Asset-Backed and Mortgage-Backed Securities
Asset-Backed Securities	$—	$409,001	$—	$409,001
Non-Agency CMO	—	6,713,757	—	6,713,757
Common Stocks
Consumer Discretionary	32,324,420	—	—	32,324,420
Consumer Staples	24,987,634	2,582,560	—	27,570,194
Energy	60,924,659	—	—	60,924,659
Financials	52,136,249	8,216,427	—	60,352,676
Health Care	41,575,569	4,097,084	—	45,672,653
Industrials	23,376,739	—	—	23,376,739
Information Technology	45,849,293	—	—	45,849,293
Materials	20,107,370	—	—	20,107,370
Telecommunication Services	18,969,374	7,455,234	—	26,424,608
Utilities	74,182,377	—	—	74,182,377
Convertible Bonds
Financials	—	5,718,750	—	5,718,750
Convertible Preferred Stocks
Consumer Discretionary	—	1,586,000	—	1,586,000
Financials	13,045,154	10,973,257	—	24,018,411
Corporate Bonds
Consumer Discretionary	—	36,671,116	—	36,671,116
Consumer Staples	—	8,141,488	—	8,141,488
Energy	—	48,662,597	—	48,662,597
Financials	—	80,951,753	—	80,951,753
Health Care	—	24,444,415	—	24,444,415

See Notes to Portfolio of Investments.

EQ ADVISORS TRUST

EQ/FRANKLIN CORE BALANCED PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

September 30, 2010 (Unaudited)

Investment Type	Level 1 Quoted prices in active markets for identical securities	Level 2 Significant other observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)	Level 3 Significant unobservable inputs (including the Portfolio’s own assumptions in determining the fair value of investments)	Total
Industrials	$—	$25,650,823	$—	$25,650,823
Information Technology	—	29,864,853	—	29,864,853
Materials	—	13,187,090	—	13,187,090
Telecommunication Services	—	6,976,805	—	6,976,805
Utilities	—	40,750,316	—	40,750,316
Futures	3,104,098	—	—	3,104,098
Government Securities
Agency ABS	—	1,413,209	—	1,413,209
Foreign Governments	—	3,600,667	—	3,600,667
Municipal Bonds	—	3,150,204	—	3,150,204
Supranational	—	2,448,220	—	2,448,220
U.S. Government Agencies	—	86,213,159	—	86,213,159
U.S. Treasuries	—	70,559,655	—	70,559,655
Preferred Stocks
Energy	—	2,543,750	—	2,543,750
Financials	4,084,987	—	—	4,084,987
Health Care	—	1,278,750	—	1,278,750
Materials	—	1,064,100	—	1,064,100
Utilities	1,062,000	—	—	1,062,000
Short-Term Investments	—	113,837,121	—	113,837,121
Warrants
Consumer Discretionary	291,885	—	—	291,885

Total Assets	$416,021,808	$649,162,161	$—	$1,065,183,969

Total Liabilities	$—	$—	$—	$—

Total	$416,021,808	$649,162,161	$—	$1,065,183,969

Following is a reconciliation of Level 3 assets for which significant unobservable inputs were used to determine fair value:

Investments in Securities- Consumer Discretionary
Balance as of 12/31/09	$4,940,926
Total gains or losses (realized/unrealized) included in earnings	(2,331,282)
Purchases, sales, issuances, and settlements (net)	(2,609,644)
Transfers into Level 3	—
Transfers out of Level 3	—

Balance as of 9/30/10	$—

The amount of total gains or losses for the year included in earnings attributable to the change in unrealized gains or losses relating to assets and liabilities still held at period ending 9/30/10.	$—

Investment security transactions for the nine months ended September 30, 2010 were as follows:

Cost of Purchases:
Stocks, long-term corporate debt securities and short positions	$491,545,903
Long-term U.S. Treasury securities	93,332,644

$584,878,547

Net Proceeds of Sales and Redemptions:
Stocks, long-term corporate debt securities and short positions	$670,961,847
Long-term U.S. Treasury securities	68,279,788

$739,241,635

See Notes to Portfolio of Investments.

EQ ADVISORS TRUST

EQ/FRANKLIN CORE BALANCED PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

September 30, 2010 (Unaudited)

As of September 30, 2010, the gross unrealized appreciation (depreciation) of investments based on the aggregate cost of investments for Federal income tax purposes was as follows:

Aggregate gross unrealized appreciation	$92,254,269
Aggregate gross unrealized depreciation	(107,971,960)

Net unrealized depreciation	$(15,717,691)

Federal income tax cost of investments	$1,077,797,562

See Notes to Portfolio of Investments.

EQ ADVISORS TRUST

EQ/GAMCO MERGERS AND ACQUISITIONS PORTFOLIO

PORTFOLIO OF INVESTMENTS

September 30, 2010 (Unaudited)

	Number of Shares	Value (Note 1)
COMMON STOCKS:
Consumer Discretionary (4.5%)
Diversified Consumer Services (0.1%)
Corinthian Colleges, Inc.*	40,000	$280,800

Hotels, Restaurants & Leisure (1.5%)
Boyd Gaming Corp.*	45,000	326,250
Burger King Holdings, Inc.	115,340	2,754,319
Dover Motorsports, Inc.*	35,000	64,050
Ladbrokes plc	30,000	63,245

		3,207,864

Household Durables (0.4%)
Fortune Brands, Inc.	5,000	246,150
Harman International Industries, Inc.*	10,000	334,100
Nobility Homes, Inc.*	2,400	22,680
Skyline Corp.	11,000	222,860

		825,790

Media (2.4%)
Acme Communications, Inc.*	20,000	21,600
Alloy, Inc.*	2,000	19,420
Ascent Media Corp., Class A*	5,000	133,550
Beasley Broadcasting Group, Inc., Class A*	25,000	132,250
British Sky Broadcasting Group plc	110,000	1,219,097
Clear Channel Outdoor Holdings, Inc., Class A*	195,000	2,228,850
Crown Media Holdings, Inc., Class A*	13,000	31,070
Fisher Communications, Inc.*	30,000	522,900
Liberty Media Corp. - Capital*	5,000	260,300
LIN TV Corp., Class A*	35,000	155,400
Media General, Inc., Class A*	39,700	355,712
Salem Communications Corp., Class A*	18,000	53,460

		5,133,609

Multiline Retail (0.0%)
Macy’s, Inc.	1,000	23,090

Specialty Retail (0.1%)
Midas, Inc.*	31,000	235,910

Textiles, Apparel & Luxury Goods (0.0%)
Heelys, Inc.*	18,000	43,200

Total Consumer Discretionary		9,750,263

Consumer Staples (5.3%)
Beverages (0.5%)
Coca-Cola Enterprises, Inc.	35,000	1,085,000

Food & Staples Retailing (1.0%)
Casey’s General Stores, Inc.	51,798	2,162,566
Massmart Holdings Ltd.	600	12,723

		2,175,289

Food Products (0.6%)
Flowers Foods, Inc.	500	12,420
Kraft Foods, Inc., Class A	14,000	432,040
Menu Foods Income Fund*	1,000	4,665
Reddy Ice Holdings, Inc.*	1,000	2,280
Tootsie Roll Industries, Inc.	36,050	896,924

		1,348,329

Household Products (0.3%)
Cellu Tissue Holdings, Inc.*	65,000	775,450

Personal Products (2.9%)
Alberto-Culver Co.	4,000	$150,600
NBTY, Inc.*	110,000	6,047,800

		6,198,400

Total Consumer Staples		11,582,468

Energy (1.2%)
Energy Equipment & Services (0.4%)
Rowan Cos., Inc.*	13,000	394,680
RPC, Inc.	27,000	571,320

		966,000

Oil, Gas & Consumable Fuels (0.8%)
Anadarko Petroleum Corp.	4,000	228,200
Dana Petroleum plc*	15,000	423,672
Dragon Oil plc*	150,000	1,037,383
WesternZagros Resources Ltd.*	40,000	14,773

		1,704,028

Total Energy		2,670,028

Financials (8.5%)
Capital Markets (0.3%)
BKF Capital Group, Inc.*	12,000	12,600
GLG Partners, Inc.*	50,000	225,000
SWS Group, Inc.	65,000	466,050

		703,650

Commercial Banks (0.0%)
Deutsche Postbank AG*	500	17,017

Consumer Finance (5.4%)
American Express Co.	8,000	336,240
AmeriCredit Corp.*	420,000	10,273,200
SLM Corp.*	50,000	577,500
Student Loan Corp.	20,000	594,000

		11,780,940

Insurance (2.5%)
American Physicians Capital, Inc.	100,000	4,146,000
CNA Surety Corp.*	55,000	985,600
Wesco Financial Corp.	523	187,312

		5,318,912

Real Estate Management & Development (0.0%)
Eco Business-Immobilien AG*	500	4,874

Thrifts & Mortgage Finance (0.3%)
Flushing Financial Corp.	4,000	46,240
NewAlliance Bancshares, Inc.	40,000	504,800

		551,040

Total Financials		18,376,433

Health Care (8.9%)
Biotechnology (4.0%)
Abraxis Bioscience, Inc.*	4,000	309,360
Biogen Idec, Inc.*	8,500	477,020
Crucell N.V.*	45,000	1,502,983
Crucell N.V. (ADR)*	6,000	199,560
Genzyme Corp.*	14,000	991,060
Talecris Biotherapeutics Holdings Corp.*	32,000	732,160
ZymoGenetics, Inc.*	450,000	4,387,500

		8,599,643

Health Care Equipment & Supplies (1.7%)
Alcon, Inc.	13,500	2,251,665
ArthroCare Corp.*	34,000	924,120
Exactech, Inc.*	10,000	163,200

See Notes to Portfolio of Investments.

EQ ADVISORS TRUST

EQ/GAMCO MERGERS AND ACQUISITIONS PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

September 30, 2010 (Unaudited)

	Number of Shares	Value (Note 1)
Osteotech, Inc.*	20,000	$129,200
OTIX Global, Inc.*	25,200	260,316

		3,728,501

Health Care Providers & Services (1.7%)
Chemed Corp.	5,000	284,850
Health Grades, Inc.*	1,000	8,190
Nighthawk Radiology Holdings, Inc.*	10,000	63,800
Psychiatric Solutions, Inc.*	70,000	2,348,500
Res-Care, Inc.*	73,800	979,326

		3,684,666

Life Sciences Tools & Services (1.4%)
WuXi PharmaTech Cayman, Inc. (ADR)*	184,000	3,157,440

Pharmaceuticals (0.1%)
Allergan, Inc.	1,500	99,795
Movetis N.V.*	1,000	25,888

		125,683

Total Health Care		19,295,933

Industrials (4.0%)
Aerospace & Defense (0.7%)
Herley Industries, Inc.*	76,000	1,254,000
ITT Corp.	4,000	187,320

		1,441,320

Air Freight & Logistics (0.1%)
Park-Ohio Holdings Corp.*	8,000	106,400

Airlines (0.3%)
ExpressJet Holdings, Inc.*	110,000	733,700

Building Products (0.2%)
Griffon Corp.*	40,000	487,600

Commercial Services & Supplies (1.5%)
ATC Technology Corp.*	5,000	123,700
Bowne & Co., Inc.	280,000	3,172,400

		3,296,100

Construction & Engineering (0.0%)
Ginger(b)*†	500	19,222

Electrical Equipment (0.3%)
SL Industries, Inc.*	44,000	619,960

Machinery (0.7%)
Baldwin Technology Co., Inc., Class A*	23,500	28,670
CIRCOR International, Inc.	5,000	158,000
Munters AB	1,000	11,312
Navistar International Corp.*	24,000	1,047,360
Tennant Co.	8,000	247,200

		1,492,542

Road & Rail (0.0%)
Dollar Thrifty Automotive Group, Inc.*	1,800	90,252

Trading Companies & Distributors (0.2%)
Kaman Corp.	12,000	314,520

Total Industrials		8,601,616

Information Technology (19.1%)
Communications Equipment (2.4%)
ADC Telecommunications, Inc.*	407,000	$5,156,690

Computers & Peripherals (3.1%)
Diebold, Inc.	30,000	932,700
Netezza Corp.*	206,900	5,575,955
SanDisk Corp.*	6,000	219,900

		6,728,555

Electronic Equipment, Instruments & Components (1.3%)
Cogent, Inc.*	28,100	298,984
GTSI Corp.*	1,000	7,050
ICx Technologies, Inc.*	3,000	22,650
Keithley Instruments, Inc.	22,000	473,220
L-1 Identity Solutions, Inc.*	125,000	1,466,250
Nu Horizons Electronics Corp.*	14,000	97,300
Park Electrochemical Corp.	5,000	131,700
Smartrac N.V.*	4,300	116,947
Zygo Corp.*	23,000	225,400

		2,839,501

Internet Software & Services (0.7%)
DivX, Inc.*	2,000	19,060
Internet Brands, Inc., Class A*	1,000	13,280
Salary.com, Inc.*	2,000	8,130
Yahoo!, Inc.*	100,000	1,417,000

		1,457,470

IT Services (0.6%)
Datacash Group plc	100,000	563,953
Diamond Management & Technology Consultants, Inc.	60,500	756,250

		1,320,203

Semiconductors & Semiconductor Equipment (0.0%)
International Rectifier Corp.*	6,000	126,540

Software (11.0%)
ArcSight, Inc.*	116,600	5,079,096
McAfee, Inc.*	225,000	10,633,500
Mentor Graphics Corp.*	10,000	105,700
Misys plc*	485,000	2,175,948
Novell, Inc.*	20,000	119,400
Phoenix Technologies Ltd.*	20,000	78,000
Take-Two Interactive Software, Inc.*	125,000	1,267,500
Unica Corp.*	212,600	4,460,348

		23,919,492

Total Information Technology		41,548,451

Materials (3.8%)
Chemicals (0.3%)
A. Schulman, Inc.	4,000	80,600
Airgas, Inc.	4,000	271,800
Ferro Corp.*	8,000	103,120
Potash Corp. of Saskatchewan, Inc.	1,400	201,656

		657,176

Construction Materials (0.0%)
Cimpor Cimentos de Portugal SGPS S.A.	10,000	64,373

Containers & Packaging (3.1%)
Greif, Inc., Class A	1,000	58,840
Myers Industries, Inc.	50,000	429,500
Pactiv Corp.*	190,000	6,266,200

		6,754,540

Metals & Mining (0.4%)
Andean Resources Ltd.*	118,000	716,785

See Notes to Portfolio of Investments.

EQ ADVISORS TRUST

EQ/GAMCO MERGERS AND ACQUISITIONS PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

September 30, 2010 (Unaudited)

	Number of Shares	Value (Note 1)
Camino Minerals Corp.*	4,000	$1,477
Gold Fields Ltd. (ADR)	3,000	45,810

		764,072

Total Materials		8,240,161

Telecommunication Services (5.1%)
Diversified Telecommunication Services (2.4%)
Asia Satellite Telecommunications Holdings Ltd.	65,000	117,285
BCE, Inc.	55,000	1,787,500
Cincinnati Bell, Inc.*	170,000	453,900
Fastweb S.p.A.*	120,000	2,933,169

		5,291,854

Wireless Telecommunication Services (2.7%)
Millicom International Cellular S.A.	18,000	1,727,100
Sprint Nextel Corp.*	290,000	1,342,700
Telephone & Data Systems, Inc.	25,000	820,000
U.S. Cellular Corp.*	40,000	1,838,800

		5,728,600

Total Telecommunication Services		11,020,454

Utilities (4.2%)
Electric Utilities (2.3%)
Allegheny Energy, Inc.	190,000	4,658,800
PNM Resources, Inc.	25,000	284,750
Westar Energy, Inc.	4,500	109,035

		5,052,585

Gas Utilities (1.1%)
National Fuel Gas Co.	47,000	2,435,070

Independent Power Producers & Energy Traders (0.6%)
Constellation Energy Group, Inc.	25,000	806,000
Dynegy, Inc.*	50,000	243,500
NRG Energy, Inc.*	15,000	312,300

		1,361,800

Multi-Utilities (0.2%)
GDF Suez S.A.*	3,801	5
NorthWestern Corp.	10,000	285,000

		285,005

Total Utilities		9,134,460

Total Common Stocks (64.6%)
(Cost $137,253,574)		140,220,267

	Number of Rights	Value (Note 1)
RIGHTS:
Health Care (0.0%)
Pharmaceuticals (0.0%)
Fresenius Kabi Pharmaceuticals Holding, Inc., expiring 6/30/11*
(Cost $—)	6,000	210

	Principal Amount	Value (Note 1)
SHORT-TERM INVESTMENTS:
Government Securities (23.1%)
U.S. Treasury Bills
0.13%, 12/16/10 (p)	$30,000,000	29,991,780
0.14%, 12/23/10 (p)	20,000,000	19,993,680

Total Government Securities		49,985,460

Time Deposit (11.0%)
JPMorgan Chase Nassau
0.000%, 10/1/10	$23,896,328	$23,896,328

Total Short-Term Investments (34.1%) (Cost/Amortized Cost $73,880,228)		73,881,788

Total Investments (98.7%) (Cost/Amortized Cost $211,133,802)		214,102,265
Other Assets Less Liabilities (1.3%)		2,788,358

Net Assets (100%)		$216,890,623

*	Non-income producing.

†	Securities (totaling $19,222 or 0.0% of net assets) at fair value by management.

(b)	Illiquid Security.

(p)	Yield to maturity.

Glossary:

ADR — American Depositary Receipt

See Notes to Portfolio of Investments.

EQ ADVISORS TRUST

EQ/GAMCO MERGERS AND ACQUISITIONS PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

September 30, 2010 (Unaudited)

The following is a summary of the inputs used to value the Portfolio’s assets and liabilities carried at fair value as of September 30, 2010:

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. For example, money market securities are valued using amortized cost, in accordance with rules under the Investment Company Act of 1940. Generally, amortized cost approximates the current fair value of a security, but since the value is not obtained from a quoted price in an active market, such securities are reflected as Level 2.

Various inputs are used in determining the value of the Portfolio’s investments. These inputs are summarized in the three broad levels listed below:

Investment Type	Level 1 Quoted prices in active markets for identical securities	Level 2 Significant other observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)	Level 3 Significant unobservable inputs (including the Portfolio’s own assumptions in determining the fair value of investments)	Total
Assets:
Common Stocks
Consumer Discretionary	$8,423,641	$1,326,622	$—	$9,750,263
Consumer Staples	11,569,745	12,723	—	11,582,468
Energy	1,208,973	1,461,055	—	2,670,028
Financials	18,341,942	34,491	—	18,376,433
Health Care	17,767,062	1,528,871	—	19,295,933
Industrials	8,571,082	11,312	19,222	8,601,616
Information Technology	38,691,603	2,856,848	—	41,548,451
Materials	8,175,788	64,373	—	8,240,161
Telecommunication Services	7,970,000	3,050,454	—	11,020,454
Utilities	9,134,455	5	—	9,134,460
Rights
Health Care	210	—	—	210
Short-Term Investments	—	73,881,788	—	73,881,788

Total Assets	$129,854,501	$84,228,542	$19,222	$214,102,265

Total Liabilities	$—	$—	$—	$—

Total	$129,854,501	$84,228,542	$19,222	$214,102,265

Following is a reconciliation of Level 3 assets for which significant unobservable inputs were used to determine fair value:

Investments in Securities-Industrials
Balance as of 12/31/09	$—
Total gains or losses (realized/unrealized) included in earnings	1,588
Purchases, sales, issuances, and settlements (net)	17,634
Transfers into Level 3	—
Transfers out of Level 3	—

Balance as of 9/30/10	$19,222

The amount of total gains or losses for the year included in earnings attributable to the change in unrealized gains or losses relating to assets and liabilities still held at period ending 9/30/10.	$1,588

See Notes to Portfolio of Investments.

EQ ADVISORS TRUST

EQ/GAMCO MERGERS AND ACQUISITIONS PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

September 30, 2010 (Unaudited)

Investment security transactions for the nine months ended September 30, 2010 were as follows:

Cost of Purchases:
Stocks and long-term corporate debt securities	$342,160,515
Net Proceeds of Sales and Redemptions:
Stocks and long-term corporate debt securities	$306,829,108

As of September 30, 2010, the gross unrealized appreciation (depreciation) of investments based on the aggregate cost of investments for Federal income tax purposes was as follows:

Aggregate gross unrealized appreciation	$6,545,685
Aggregate gross unrealized depreciation	(7,517,862)

Net unrealized depreciation	$(972,177)

Federal income tax cost of investments	$215,074,442

See Notes to Portfolio of Investments.

EQ ADVISORS TRUST

EQ/GAMCO SMALL COMPANY VALUE PORTFOLIO

PORTFOLIO OF INVESTMENTS

September 30, 2010 (Unaudited)

	Number of Shares	Value (Note 1)
COMMON STOCKS:
Consumer Discretionary (20.7%)
Auto Components (4.2%)
BorgWarner, Inc.*	200,000	$10,524,000
Dana Holding Corp.*	700,000	8,624,000
Federal-Mogul Corp.*	120,000	2,269,200
Hawk Corp., Class A*	131,500	5,690,005
Modine Manufacturing Co.*	540,000	7,003,800
SORL Auto Parts, Inc.*	35,000	303,100
Spartan Motors, Inc.	290,000	1,345,600
Standard Motor Products, Inc.	740,000	7,792,200
Stoneridge, Inc.*	300,000	3,153,000
Strattec Security Corp.*	125,000	3,117,500
Superior Industries International, Inc.	330,000	5,702,400
Tenneco, Inc.*	545,000	15,788,650

		71,313,455

Automobiles (0.0%)
Thor Industries, Inc.	4,000	133,600
Winnebago Industries, Inc.*	39,000	406,380

		539,980

Diversified Consumer Services (0.6%)
Cambium Learning Group, Inc.*	310,000	992,000
Corinthian Colleges, Inc.*	475,000	3,334,500
Matthews International Corp., Class A	15,000	530,400
Stewart Enterprises, Inc., Class A	240,000	1,293,600
Universal Technical Institute, Inc.	202,600	3,960,830

		10,111,330

Hotels, Restaurants & Leisure (4.2%)
Biglari Holdings, Inc.*	30,107	9,894,666
Boyd Gaming Corp.*	270,000	1,957,500
Canterbury Park Holding Corp.*‡	205,055	1,589,176
Cheesecake Factory, Inc.*	112,000	2,964,640
Churchill Downs, Inc.	222,092	7,933,126
Denny’s Corp.*	460,000	1,430,600
Dover Downs Gaming & Entertainment, Inc.	90,000	306,000
Dover Motorsports, Inc.*	460,000	841,800
Gaylord Entertainment Co.*	395,000	12,047,500
International Speedway Corp., Class A	25,000	610,000
Lakes Entertainment, Inc.*	95,000	163,400
Las Vegas Sands Corp.*	300,000	10,455,000
Marcus Corp.	205,000	2,429,250
Morgans Hotel Group Co.*	65,000	475,800
Nathan’s Famous, Inc.*	113,000	1,808,000
Orient-Express Hotels Ltd., Class A*	315,000	3,512,250
Peet’s Coffee & Tea, Inc.*	22,000	753,060
Penn National Gaming, Inc.*	102,000	3,020,220
Pinnacle Entertainment, Inc.*	350,000	3,902,500
Sonesta International Hotels Corp., Class A‡	345,000	4,692,000
Wendy’s/Arby’s Group, Inc., Class A	110,000	498,300

		71,284,788

Household Durables (0.7%)
All American Group, Inc.*	450,000	103,500
Cavco Industries, Inc.*	104,000	3,734,640
Harman International Industries, Inc.*	154,300	5,155,163
Nobility Homes, Inc.*	58,000	548,100
Skyline Corp.	150,000	3,039,000

		12,580,403

Internet & Catalog Retail (0.1%)
1-800-FLOWERS.COM, Inc., Class A*	500,000	$945,000
NutriSystem, Inc.	45,000	865,800

		1,810,800

Leisure Equipment & Products (0.4%)
Brunswick Corp.	44,000	669,680
Eastman Kodak Co.*	300,000	1,260,000
Marine Products Corp.*	260,000	1,596,400
Universal Entertainment Corp.*	120,000	2,613,321

		6,139,401

Media (4.5%)
Acme Communications, Inc.*	210,000	226,800
Arbitron, Inc.	14,000	391,580
Ascent Media Corp., Class A*	110,077	2,940,157
Beasley Broadcasting Group, Inc., Class A*‡	404,000	2,137,160
Belo Corp., Class A*	210,000	1,302,000
Cablevision Systems Corp. - New York Group, Class A	315,000	8,249,850
Carmike Cinemas, Inc.*	148,000	1,290,560
Clear Channel Outdoor Holdings, Inc., Class A*	212,300	2,426,589
Crown Media Holdings, Inc., Class A*	122,000	291,580
Cumulus Media, Inc., Class A*	5	14
Discovery Communications, Inc., Class A*	17,000	740,350
Discovery Communications, Inc., Class C*	12,500	477,375
Emmis Communications Corp., Class A*	90,000	70,200
EW Scripps Co., Class A*	358,100	2,821,828
Fisher Communications, Inc.*	322,000	5,612,460
Global Sources Ltd.*	210,000	1,585,500
Gray Television, Inc.*	810,000	1,628,100
Grupo Televisa S.A. (ADR)	110,000	2,081,200
Il Sole 24 Ore S.p.A.*	575,000	1,036,274
Imax Corp.*	45,000	758,700
Interpublic Group of Cos., Inc.*	950,000	9,528,500
Journal Communications, Inc., Class A*	1,000,000	4,510,000
LIN TV Corp., Class A*	570,000	2,530,800
Madison Square Garden, Inc., Class A*	419,491	8,842,870
Martha Stewart Living Omnimedia, Inc., Class A*	315,000	1,493,100
MDC Partners, Inc., Class A	7,000	93,590
Media General, Inc., Class A*	801,000	7,176,960
Mediacom Communications Corp., Class A*	95,500	631,255
Meredith Corp.	50,000	1,665,500
PRIMEDIA, Inc.	135,000	513,000
Salem Communications Corp., Class A*	560,000	1,663,200
SearchMedia Holdings Ltd.*	136,000	353,600
Sinclair Broadcast Group, Inc., Class A*	248,000	1,740,960
World Wrestling Entertainment, Inc., Class A	2,000	27,820

		76,839,432

Multiline Retail (0.4%)
99 Cents Only Stores*	85,000	1,604,800

See Notes to Portfolio of Investments.

EQ ADVISORS TRUST

EQ/GAMCO SMALL COMPANY VALUE PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

September 30, 2010 (Unaudited)

	Number of Shares	Value (Note 1)
Bon-Ton Stores, Inc.*	542,000	$5,512,140

		7,116,940

Specialty Retail (5.4%)
Aaron’s, Inc., Class A	5,000	92,000
AutoNation, Inc.*	600,000	13,950,000
Barnes & Noble, Inc.	90,000	1,458,900
Bed Bath & Beyond, Inc.*	125,000	5,426,250
Big 5 Sporting Goods Corp.	100,000	1,342,000
Bowlin Travel Centers, Inc.*	76,000	92,720
Coldwater Creek, Inc.*	977,000	5,148,790
Collective Brands, Inc.*	13,000	209,820
Midas, Inc.*	525,000	3,995,250
Monro Muffler Brake, Inc.	44,000	2,028,840
O’Reilly Automotive, Inc.*	500,000	26,600,000
Penske Automotive Group, Inc.*	490,000	6,468,000
PEP Boys-Manny, Moe & Jack	530,000	5,607,400
Sally Beauty Holdings, Inc.*	520,000	5,824,000
Tractor Supply Co.	380,000	15,070,800

		93,314,770

Textiles, Apparel & Luxury Goods (0.2%)
Hanesbrands, Inc.*	85,000	2,198,100
Movado Group, Inc.*	68,000	739,840
Wolverine World Wide, Inc.	25,000	725,250

		3,663,190

Total Consumer Discretionary		354,714,489

Consumer Staples (7.6%)
Beverages (0.5%)
Boston Beer Co., Inc., Class A*	83,000	5,550,210
Brown-Forman Corp., Class A	30,000	1,846,800
Brown-Forman Corp., Class B	3,025	186,461
Davide Campari-Milano S.p.A.	280,000	1,674,753

		9,258,224

Food & Staples Retailing (1.9%)
Casey’s General Stores, Inc.	175,892	7,343,491
Great Atlantic & Pacific Tea Co., Inc.*	790,000	3,128,400
Ingles Markets, Inc., Class A‡	665,203	11,049,022
United Natural Foods, Inc.*	90,000	2,982,600
Village Super Market, Inc., Class A	92,087	2,572,911
Weis Markets, Inc.	60,000	2,347,800
Winn-Dixie Stores, Inc.*	525,000	3,743,250

		33,167,474

Food Products (3.1%)
American Dairy, Inc.*	250,000	2,612,500
Bull-Dog Sauce Co., Ltd.	40,000	93,435
Coolbrands International, Inc.*	30,000	102,393
Corn Products International, Inc.	270,000	10,125,000
Dean Foods Co.*	60,000	612,600
Del Monte Foods Co.	550,000	7,210,500
Diamond Foods, Inc.	7,000	286,930
Flowers Foods, Inc.	35,000	869,400
Griffin Land & Nurseries, Inc.‡	272,922	7,216,058
Hain Celestial Group, Inc.*	178,000	4,268,440
J&J Snack Foods Corp.	50,000	2,096,500
John B. Sanfilippo & Son, Inc.*	2,000	26,400
Lifeway Foods, Inc.*	230,105	2,420,705
Ralcorp Holdings, Inc.*	54,000	3,157,920
Rock Field Co., Ltd.	200,000	3,136,080
Smart Balance, Inc.*	240,100	931,588
Tootsie Roll Industries, Inc.	343,000	8,533,840

		53,700,289

Household Products (1.1%)
Church & Dwight Co., Inc.	43,000	2,792,420
Energizer Holdings, Inc.*	55,000	$3,697,650
Katy Industries, Inc.*‡	635,000	508,000
Oil-Dri Corp. of America‡	439,300	9,449,343
WD-40 Co.	38,000	1,444,760

		17,892,173

Personal Products (1.0%)
Alberto-Culver Co.	85,000	3,200,250
Elizabeth Arden, Inc.*	11,000	219,890
Revlon, Inc., Class A*	22,000	277,640
Schiff Nutrition International, Inc.‡	1,265,000	10,373,000
United-Guardian, Inc.	153,000	2,200,140

		16,270,920

Total Consumer Staples		130,289,080

Energy (3.3%)
Energy Equipment & Services (3.2%)
Key Energy Services, Inc.*	90,000	855,900
Lufkin Industries, Inc.	252,000	11,062,800
Oceaneering International, Inc.*	60,000	3,231,600
Rowan Cos., Inc.*	215,000	6,527,400
RPC, Inc.	1,600,000	33,856,000
Union Drilling, Inc.*	122,000	546,560

		56,080,260

Oil, Gas & Consumable Fuels (0.1%)
Genesis Energy LP	48,000	1,128,960
Voyager Oil & Gas, Inc.*	45,503	156,985

		1,285,945

Total Energy		57,366,205

Financials (4.8%)
Capital Markets (2.8%)
Artio Global Investors, Inc.	83,000	1,269,900
BKF Capital Group, Inc.*	50,000	52,500
Calamos Asset Management, Inc., Class A	110,000	1,265,000
Cohen & Steers, Inc.	203,371	4,413,151
Duff & Phelps Corp., Class A	45,000	606,150
Epoch Holding Corp.	440,000	5,667,200
GAM Holding Ltd.*	265,000	4,018,216
Janus Capital Group, Inc.	850,000	9,307,500
KKR & Co. (Guernsey) LP	150,000	1,590,000
Legg Mason, Inc.	30,000	909,300
Pzena Investment Management, Inc., Class A	14,000	96,180
SWS Group, Inc.	590,000	4,230,300
Waddell & Reed Financial, Inc., Class A	500,000	13,680,000

		47,105,397

Commercial Banks (0.4%)
Fidelity Southern Corp.*	26,014	170,652
Hudson Valley Holding Corp.	33,000	644,160
Nara Bancorp, Inc.*	560,000	3,953,600
Sterling Bancorp/New York	285,000	2,476,650

		7,245,062

Consumer Finance (0.2%)
Discover Financial Services	170,000	2,835,600

Diversified Financial Services (0.0%)
Medallion Financial Corp.	25,000	194,750

Insurance (1.0%)
Alleghany Corp.*	3,329	1,008,787
Argo Group International Holdings Ltd.	75,000	2,605,500

See Notes to Portfolio of Investments.

EQ ADVISORS TRUST

EQ/GAMCO SMALL COMPANY VALUE PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

September 30, 2010 (Unaudited)

	Number of Shares	Value (Note 1)
CNA Surety Corp.*	787,000	$14,103,040

		17,717,327

Real Estate Investment Trusts (REITs) (0.0%)
Gyrodyne Co. of America, Inc. (REIT)*	5,000	389,500

Real Estate Management & Development (0.0%)
Capital Properties, Inc., Class A	11,260	92,895
Capital Properties, Inc., Class B(b)†	7,800	64,350

		157,245

Thrifts & Mortgage Finance (0.4%)
Crazy Woman Creek Bancorp, Inc.	15,750	161,437
Flushing Financial Corp.	190,000	2,196,400
NewAlliance Bancshares, Inc.	400,000	5,048,000

		7,405,837

Total Financials		83,050,718

Health Care (5.6%)
Biotechnology (0.7%)
Cepheid, Inc.*	200,000	3,742,000
Crucell N.V. (ADR)*	250,000	8,315,000
Genzyme Corp.*	500	35,395

		12,092,395

Health Care Equipment & Supplies (3.1%)
Alere, Inc.*	10,000	309,300
Align Technology, Inc.*	65,000	1,272,700
AngioDynamics, Inc.*	120,000	1,828,800
Anika Therapeutics, Inc.*	8,000	48,240
ArthroCare Corp.*	172,000	4,674,960
Biolase Technology, Inc.*	130,000	152,100
CONMED Corp.*	80,000	1,792,800
Cooper Cos., Inc.	100,000	4,622,000
Cutera, Inc.*	400,000	3,240,000
Cynosure, Inc., Class A*	24,000	245,040
Del Global Technologies Corp.*	70,000	39,200
DENTSPLY International, Inc.	4,500	143,865
DexCom, Inc.*	55,000	727,100
Exactech, Inc.*	204,818	3,342,630
Greatbatch, Inc.*	60,000	1,391,400
ICU Medical, Inc.*	17,000	633,930
IRIS International, Inc.*	370,000	3,552,000
Kensey Nash Corp.*	67,000	1,935,630
Kinetic Concepts, Inc.*	30,000	1,097,400
Neogen Corp.*	10,000	338,500
Orthofix International N.V.*	60,000	1,885,200
Osteotech, Inc.*	30,000	193,800
Palomar Medical Technologies, Inc.*	77,600	801,608
Quidel Corp.*	300,000	3,297,000
Rochester Medical Corp.*	145,400	1,586,314
RTI Biologics, Inc.*	100,000	263,000
SSL International plc	520,000	9,459,331
Syneron Medical Ltd.*	30,000	297,600
Vascular Solutions, Inc.*	230,000	2,640,400
Wright Medical Group, Inc.*	26,000	374,660
Young Innovations, Inc.	55,400	1,584,994

		53,771,502

Health Care Providers & Services (1.4%)
American Dental Partners, Inc.*	20,000	241,200
Animal Health International, Inc.*	195,700	538,175
Chemed Corp.	256,000	14,584,320
Continucare Corp.*	110,000	462,000
Gentiva Health Services, Inc.*	2,000	43,700
Henry Schein, Inc.*	10,000	585,800
MWI Veterinary Supply, Inc.*	30,000	1,731,600
Owens & Minor, Inc.	120,000	$3,415,200
Patterson Cos., Inc.	50,000	1,432,500
PSS World Medical, Inc.*	58,000	1,240,040

		24,274,535

Life Sciences Tools & Services (0.1%)
Life Technologies Corp.*	20,000	933,800

Pharmaceuticals (0.3%)
Allergan, Inc.	32,000	2,128,960
Heska Corp.*	135,000	60,750
Matrixx Initiatives, Inc.*	95,000	484,500
Pain Therapeutics, Inc.*	495,000	3,059,100

		5,733,310

Total Health Care		96,805,542

Industrials (27.1%)
Aerospace & Defense (3.2%)
AAR Corp.*	75,000	1,399,500
Astronics Corp.*	10,000	174,500
Astronics Corp., Class B*	2,600	43,680
Curtiss-Wright Corp.	775,000	23,482,500
Ducommun, Inc.	10,000	217,800
GenCorp, Inc.*	868,000	4,270,560
HEICO Corp.	32,500	1,483,300
Herley Industries, Inc.*	424,000	6,996,000
Innovative Solutions & Support, Inc.*	15,000	73,350
Moog, Inc., Class A*	60,000	2,130,600
Moog, Inc., Class B*	30,900	1,112,400
Precision Castparts Corp.	110,000	14,008,500

		55,392,690

Air Freight & Logistics (0.4%)
Park-Ohio Holdings Corp.*	465,000	6,184,500

Building Products (0.8%)
A.O. Smith Corp.	15,000	868,350
Griffon Corp.*	1,020,000	12,433,800

		13,302,150

Commercial Services & Supplies (2.5%)
ACCO Brands Corp.*	150,000	862,500
Bowne & Co., Inc.	130,000	1,472,900
Brink’s Co.	242,200	5,570,600
Casella Waste Systems, Inc., Class A*	130,000	546,000
Covanta Holding Corp.	220,000	3,465,000
KAR Auction Services, Inc.*	275,000	3,467,750
Loomis AB, Class B	270,000	3,244,638
Republic Services, Inc.	400,000	12,196,000
Rollins, Inc.	438,000	10,240,440
Waste Connections, Inc.*	15,000	594,900
WCA Waste Corp.*	100,000	480,000

		42,140,728

Construction & Engineering (0.7%)
Furmanite Corp.*	550,000	2,684,000
Insituform Technologies, Inc., Class A*	80,000	1,934,400
Layne Christensen Co.*	320,000	8,284,800

		12,903,200

Electrical Equipment (4.7%)
AMETEK, Inc.	182,000	8,694,140
AZZ, Inc.	4,000	171,360
Baldor Electric Co.	300,000	12,120,000
Belden, Inc.	50,000	1,319,000
C&D Technologies, Inc.*	10,000	2,965
Ener1, Inc.*	14,000	51,520
Franklin Electric Co., Inc.	125,000	4,145,000

See Notes to Portfolio of Investments.

EQ ADVISORS TRUST

EQ/GAMCO SMALL COMPANY VALUE PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

September 30, 2010 (Unaudited)

	Number of Shares	Value (Note 1)
GrafTech International Ltd.*	1,440,000	$22,507,200
Magnetek, Inc.*	645,000	851,400
Rockwell Automation, Inc.	116,000	7,160,680
Roper Industries, Inc.	40,000	2,607,200
SL Industries, Inc.*	271,200	3,821,208
Thomas & Betts Corp.*	378,800	15,538,376
Woodward Governor Co.	50,000	1,621,000

		80,611,049

Industrial Conglomerates (1.9%)
Otter Tail Corp.	220,000	4,485,800
Standex International Corp.	86,000	2,080,340
Textron, Inc.	290,000	5,962,400
Tredegar Corp.	816,600	15,499,068
Tyco International Ltd.	136,116	4,999,541

		33,027,149

Machinery (10.0%)
Ampco-Pittsburgh Corp.	291,900	7,244,958
Astec Industries, Inc.*	46,000	1,312,380
Badger Meter, Inc.	36,000	1,457,280
Baldwin Technology Co., Inc., Class A*	460,000	561,200
Barnes Group, Inc.	5,000	87,950
CIRCOR International, Inc.	450,000	14,220,000
CLARCOR, Inc.	374,000	14,447,620
CNH Global N.V.*	800,000	29,312,000
Crane Co.	595,000	22,574,300
Donaldson Co., Inc.	112,000	5,278,560
Eastern Co.	4,600	75,164
Flowserve Corp.	44,000	4,814,480
Gorman-Rupp Co.	147,000	4,051,320
Graco, Inc.	145,000	4,600,850
Greenbrier Cos., Inc.*	124,000	1,933,160
IDEX Corp.	165,000	5,859,150
Interpump Group S.p.A.*	50,000	312,866
Kennametal, Inc.	49,500	1,531,035
L.S. Starrett Co., Class A	141,000	1,473,450
Lincoln Electric Holdings, Inc.	58,000	3,353,560
Lindsay Corp.	77,000	3,335,640
Met-Pro Corp.	95,000	958,550
Middleby Corp.*	1,000	63,390
Mueller Water Products, Inc., Class A	65,000	196,300
Navistar International Corp.*	200,000	8,728,000
Nordson Corp.	20,000	1,473,800
Robbins & Myers, Inc.	194,000	5,195,320
Tennant Co.	335,000	10,351,500
Terex Corp.*	140,000	3,208,800
Thermadyne Holdings Corp.*	5,000	70,650
Twin Disc, Inc.	37,096	517,489
Valmont Industries, Inc.	10,000	724,000
Watts Water Technologies, Inc., Class A	350,000	11,917,500

		171,242,222

Road & Rail (0.1%)
Providence and Worcester Railroad Co.	119,000	1,469,650

Trading Companies & Distributors (2.5%)
GATX Corp.	516,200	15,134,984
Kaman Corp.	728,000	19,080,880
National Patent Development Corp.*	250,000	347,500
Rush Enterprises, Inc., Class B*	480,021	6,600,289
United Rentals, Inc.*	80,000	1,187,200

		42,350,853

Transportation Infrastructure (0.3%)
BBA Aviation plc	1,753,103	$5,188,440
Macquarie Infrastructure Co. LLC*	34,000	527,000

		5,715,440

Total Industrials		464,339,631

Information Technology (8.2%)
Communications Equipment (1.1%)
ADC Telecommunications, Inc.*	800,000	10,136,000
Bel Fuse, Inc., Class A	37,241	779,454
Communications Systems, Inc.	160,900	1,832,651
EchoStar Corp., Class A*	30,000	572,400
Emulex Corp.*	10,000	104,400
Plantronics, Inc.	45,000	1,520,100
Sycamore Networks, Inc.	92,000	2,981,720

		17,926,725

Computers & Peripherals (2.3%)
ADPT Corp.*	400,000	1,180,000
Diebold, Inc.	533,000	16,570,970
Intermec, Inc.*	1,316,538	16,140,756
NCR Corp.*	390,000	5,315,700
TransAct Technologies, Inc.*	120,000	960,000

		40,167,426

Electronic Equipment, Instruments & Components (2.2%)
Anixter International, Inc.*	6,000	323,940
CTS Corp.	855,000	8,225,100
Gerber Scientific, Inc.*	485,000	2,992,450
ICx Technologies, Inc.*	5,000	37,750
KEMET Corp.*	250,000	835,000
Littelfuse, Inc.*	125,000	5,462,500
Methode Electronics, Inc.	200,000	1,816,000
Park Electrochemical Corp.	562,000	14,803,080
Smartrac N.V.*	11,000	299,165
Trans-Lux Corp.*	99,000	48,510
Zygo Corp.*	330,000	3,234,000

		38,077,495

Internet Software & Services (0.3%)
AOL, Inc.*	21,000	519,750
Stamps.com, Inc.*	70,000	910,000
ValueClick, Inc.*	330,000	4,316,400

		5,746,150

IT Services (0.1%)
Edgewater Technology, Inc.*	590,000	1,604,800

Office Electronics (0.6%)
Zebra Technologies Corp., Class A*	300,000	10,092,000

Semiconductors & Semiconductor Equipment (0.6%)
Cypress Semiconductor Corp.*	400,000	5,032,000
MoSys, Inc.*	20,000	97,600
Tech/Ops Sevcon, Inc.*‡	475,100	2,399,255
Trident Microsystems, Inc.*	590,000	1,008,900
Zoran Corp.*	150,000	1,146,000

		9,683,755

Software (1.0%)
FalconStor Software, Inc.*	80,000	244,800
GSE Systems, Inc.*	18,000	60,660
Mentor Graphics Corp.*	95,000	1,004,150
Misys plc*	250,000	1,121,623
Take-Two Interactive Software, Inc.*	470,000	4,765,800
TiVo, Inc.*	548,080	4,965,605
Tyler Technologies, Inc.*	120,000	2,419,200

See Notes to Portfolio of Investments.

EQ ADVISORS TRUST

EQ/GAMCO SMALL COMPANY VALUE PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

September 30, 2010 (Unaudited)

	Number of Shares	Value (Note 1)
Unica Corp.*	100,000	$2,098,000

		16,679,838

Total Information Technology		139,978,189

Materials (8.6%)
Chemicals (6.2%)
Albemarle Corp.	23,000	1,076,630
Arch Chemicals, Inc.	75,000	2,631,750
Ashland, Inc.	129,000	6,291,330
Core Molding Technologies, Inc.*	310,000	1,364,000
Cytec Industries, Inc.	6,000	338,280
Ferro Corp.*	2,025,000	26,102,250
H.B. Fuller Co.	355,000	7,053,850
Hawkins, Inc.	124,000	4,392,080
Huntsman Corp.	985,000	11,386,600
Material Sciences Corp.*	16,000	71,360
NewMarket Corp.	73,000	8,298,640
Olin Corp.	75,000	1,512,000
Omnova Solutions, Inc.*	750,000	5,392,500
Penford Corp.*	20,000	92,200
Quaker Chemical Corp.	5,000	162,800
Rockwood Holdings, Inc.*	100,000	3,147,000
Scotts Miracle-Gro Co., Class A	80,000	4,138,400
Sensient Technologies Corp.	305,000	9,299,450
Zep, Inc.	770,000	13,428,800

		106,179,920

Construction Materials (0.1%)
Texas Industries, Inc.	25,000	788,000

Containers & Packaging (1.2%)
Greif, Inc., Class A	142,000	8,355,280
Myers Industries, Inc.	995,000	8,547,050
Sonoco Products Co.	105,000	3,511,200

		20,413,530

Metals & Mining (1.0%)
Barrick Gold Corp.	20,000	925,800
Brush Engineered Materials, Inc.*	406,000	11,546,640
Kinross Gold Corp.	20,000	375,800
Lynas Corp., Ltd.*	250,000	329,835
Molycorp, Inc.*	84,500	2,390,505
WHX Corp.*	240,000	2,006,400

		17,574,980

Paper & Forest Products (0.1%)
Schweitzer-Mauduit International, Inc.	33,000	1,924,230

Total Materials		146,880,660

Telecommunication Services (2.0%)
Diversified Telecommunication Services (0.9%)
AboveNet, Inc.*	43,000	2,239,870
Cincinnati Bell, Inc.*	3,740,000	9,985,800
HickoryTech Corp.	56,000	477,680
New Ulm Telecom, Inc.	28,000	133,000
Verizon Communications, Inc.	80,000	2,607,200
Windstream Corp.	20,000	245,800

		15,689,350

Wireless Telecommunication Services (1.1%)
Clearwire Corp., Class A*	150,000	1,213,500
Rogers Communications, Inc., Class B	200,000	7,486,000
U.S. Cellular Corp.*	100,000	4,597,000
VimpelCom Ltd. (ADR)*	305,000	4,529,250

		17,825,750

Total Telecommunication Services		33,515,100

Utilities (8.0%)
Electric Utilities (3.4%)
Allegheny Energy, Inc.	22,000	$539,440
Central Vermont Public Service Corp.	103,000	2,077,510
El Paso Electric Co.*	725,000	17,240,500
Great Plains Energy, Inc.	565,000	10,678,500
Maine & Maritimes Corp.	55,000	2,469,500
PNM Resources, Inc.	1,220,000	13,895,800
UniSource Energy Corp.	140,000	4,680,200
Westar Energy, Inc.	280,000	6,784,400

		58,365,850

Gas Utilities (1.8%)
AGL Resources, Inc.	4,000	153,440
Chesapeake Utilities Corp.	17,000	615,740
National Fuel Gas Co.	185,000	9,584,850
Oneok, Inc.	86,000	3,873,440
Southwest Gas Corp.	490,000	16,459,100

		30,686,570

Independent Power Producers & Energy Traders (0.4%)
AES Corp.*	350,000	3,972,500
Ormat Technologies, Inc.	82,000	2,391,940

		6,364,440

Multi-Utilities (1.9%)
Black Hills Corp.	386,000	12,043,200
CH Energy Group, Inc.	257,000	11,349,120
NorthWestern Corp.	345,000	9,832,500

		33,224,820

Water Utilities (0.5%)
Cadiz, Inc.*	4,000	41,040
Pennichuck Corp.	200,000	4,602,000
SJW Corp.	114,000	2,807,820
York Water Co.	52,700	844,781

		8,295,641

Total Utilities		136,937,321

Total Common Stocks (95.9%) (Cost $1,370,547,898)		1,643,876,935

PREFERRED STOCK:
Consumer Staples (0.0%)
Personal Products (0.0%)
Revlon, Inc.
12.750%	1,000	4,000

Total Preferred Stocks (0.0%) (Cost $6,528)		4,000

INVESTMENT COMPANY:
Investment Company (0.0%)
Ante5, Inc.* (Cost $14,788)	45,503	10,921

See Notes to Portfolio of Investments.

EQ ADVISORS TRUST

EQ/GAMCO SMALL COMPANY VALUE PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

September 30, 2010 (Unaudited)

	Principal Amount	Value (Note 1)
LONG-TERM DEBT SECURITIES:
Corporate Bond (0.0%)
Consumer Discretionary (0.0%)
Hotels, Restaurants & Leisure (0.0%)
Biglari Holdings, Inc.
14.000%, 3/30/15†	$113,000	$111,305

Total Consumer Discretionary		111,305

Total Corporate Bonds		111,305

Total Long-Term Debt Securities (0.0%) (Cost $110,863)		111,305

	Number of Warrants	Value (Note 1)
WARRANTS:
Consumer Discretionary (0.1%)
Auto Components (0.0%)
Federal-Mogul Corp., expiring 12/27/14*	4,531	1,495

Media (0.0%)
SearchMedia Holdings Ltd., expiring 11/19/11*	125,000	48,000

Specialty Retail (0.1%)
Talbots, Inc., expiring 4/6/15*	325,000	910,000

Total Warrants (0.1%) (Cost $1,290,855)		959,495

	Principal Amount	Value (Note 1)
SHORT-TERM INVESTMENTS:
Government Securities (2.8%)
U.S. Treasury Bills
0.14%, 10/7/10 (p)	$15,000,000	14,999,606
0.13%, 12/16/10 (p)	32,000,000	31,991,232

Total Government Securities		46,990,838

Time Deposit (1.3%)
JPMorgan Chase Nassau
0.000%, 10/1/10	22,605,736	22,605,736

Total Short-Term Investments (4.1%) (Cost/Amortized Cost $69,595,591)		69,596,574

Total Investments (100.1%) (Cost/Amortized Cost $1,441,566,523)		1,714,559,230
Other Assets Less Liabilities (-0.1%)		(997,733)

Net Assets (100%)		$1,713,561,497

*	Non-income producing.

†	Securities (totaling $175,655 or 0.0% of net assets) at fair value by management.

‡	Affiliated company as defined under the Investment Company Act of 1940.

(b)	Illiquid Security.

(p)	Yield to maturity.

Glossary:

ADR — American Depositary Receipt

See Notes to Portfolio of Investments.

EQ ADVISORS TRUST

EQ/GAMCO SMALL COMPANY VALUE PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

September 30, 2010 (Unaudited)

Investments in companies which were affiliates for the nine months ended September 30, 2010, were as follows:

Securities	Market Value December 31, 2009	Purchases at Cost	Sales at Cost	Market Value September 30, 2010	Dividend Income	Realized Gain (Loss)
Beasley Broadcasting Group, Inc., Class A	$1,285,100	$179,609	$—	$2,137,160	$—	$—
Canterbury Park Holding Corp.	1,337,875	161,954	—	1,589,176	—	—
Griffin Land & Nurseries, Inc.	7,049,460	821,734	—	7,216,058	75,904	—
Ingles Markets, Inc., Class A	8,926,745	1,120,074	—	11,049,022	314,327	—
Katy Industries, Inc.	1,100,750	11,379	19,473	508,000	—	(18,381)
Oil-Dri Corp. of America	6,696,000	140,296	—	9,449,343	198,720	—
Schiff Nutrition International, Inc.	9,814,100	78,425	—	10,373,000	627,500	—
Sonesta International Hotels Corp., Class A	3,597,840	55,568	42,024	4,692,000	—	(29,404)
Tech/Ops Sevcon, Inc.	923,165	190,146	—	2,399,255	—	—
Trans-Lux Corp.	78,100	—	76,576	48,510	—	(71,199)

	$40,809,135	$2,759,185	$138,073	$49,461,524	$1,216,451	$(118,984)

The following is a summary of the inputs used to value the Portfolio’s assets and liabilities carried at fair value as of September 30, 2010:

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. For example, money market securities are valued using amortized cost, in accordance with rules under the Investment Company Act of 1940. Generally, amortized cost approximates the current fair value of a security, but since the value is not obtained from a quoted price in an active market, such securities are reflected as Level 2.

Various inputs are used in determining the value of the Portfolio’s investments. These inputs are summarized in the three broad levels listed below:

Investment Type	Level 1 Quoted prices in active markets for identical securities	Level 2 Significant other observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)	Level 3 Significant unobservable inputs (including the Portfolio’s own assumptions in determining the fair value of investments)	Total
Assets:
Common Stocks
Consumer Discretionary	$343,916,098	$10,798,391	$—	$354,714,489
Consumer Staples	125,384,812	4,904,268	—	130,289,080
Energy	57,366,205	—	—	57,366,205
Financials	78,271,820	4,714,548	64,350	83,050,718
Health Care	87,307,011	9,498,531	—	96,805,542
Industrials	454,187,943	10,151,688	—	464,339,631
Information Technology	136,109,636	3,868,553	—	139,978,189
Materials	146,550,825	329,835	—	146,880,660
Telecommunication Services	33,382,100	133,000	—	33,515,100
Utilities	136,937,321	—	—	136,937,321
Corporate Bonds
Consumer Discretionary	—	—	111,305	111,305
Investment Companies
Investment Companies	10,921	—	—	10,921
Preferred Stocks
Consumer Staples	4,000	—	—	4,000
Short-Term Investments	—	69,596,574	—	69,596,574
Warrants
Consumer Discretionary	958,000	1,495	—	959,495

Total Assets	$1,600,386,692	$113,996,883	$175,655	$1,714,559,230

Total Liabilities	$—	$—	$—	$—

Total	$1,600,386,692	$113,996,883	$175,655	$1,714,559,230

See Notes to Portfolio of Investments.

EQ ADVISORS TRUST

EQ/GAMCO SMALL COMPANY VALUE PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

September 30, 2010 (Unaudited)

Following is a reconciliation of Level 3 assets for which significant unobservable inputs were used to determine fair value:

	Investments in Securities- Consumer Discretionary	Investments in Securities- Consumer Staples	Investments in Securities-Financials
Balance as of 12/31/09	$—	$15,309	$66,300
Total gains or losses (realized/unrealized) included in earnings	565	—	(1,950)
Purchases, sales, issuances, and settlements (net)	110,740	—	—
Transfers into Level 3	—	—	—
Transfers out of Level 3	—	(15,309)	—

Balance as of 9/30/10	$111,305	$—	$64,350

The amount of total gains or losses for the year included in earnings attributable to the change in unrealized gains or losses relating to assets and liabilities still held at period ending 9/30/10.	$565	$—	$(1,950)

Investment security transactions for the nine months ended September 30, 2010 were as follows:

Cost of Purchases:
Stocks and long-term corporate debt securities	$255,186,765
Net Proceeds of Sales and Redemptions:
Stocks and long-term corporate debt securities	$202,107,195

As of September 30, 2010, the gross unrealized appreciation (depreciation) of investments based on the aggregate cost of investments for Federal income tax purposes was as follows:

Aggregate gross unrealized appreciation	$402,107,032
Aggregate gross unrealized depreciation	(145,483,921)

Net unrealized appreciation	$256,623,111

Federal income tax cost of investments	$1,457,936,119

See Notes to Portfolio of Investments.

EQ ADVISORS TRUST

EQ/GLOBAL BOND PLUS PORTFOLIO

PORTFOLIO OF INVESTMENTS

September 30, 2010 (Unaudited)

	Principal Amount		Value (Note 1)
LONG-TERM DEBT SECURITIES:
Aruba (0.0%)
UFJ Finance Aruba AEC
6.750%, 7/15/13		$200,000	$225,417

Australia (2.3%)
Australia Government Bond
5.750%, 5/15/21	AUD	8,200,000	8,403,868
3.000%, 9/20/25		12,875,000	13,702,204
BHP Billiton Finance USA Ltd.
5.250%, 12/15/15		$200,000	228,596
6.500%, 4/1/19		250,000	306,832
General Electric Capital Australia Funding Pty Ltd.
5.750%, 1/18/11	AUD	360,000	347,559
6.000%, 6/15/11		408,000	392,635
6.000%, 3/15/19		800,000	719,651
New South Wales Treasury Corp.
6.000%, 4/1/19		7,350,000	7,403,490
Westpac Banking Corp.
2.100%, 8/2/13		$100,000	101,491
4.200%, 2/27/15		375,000	403,034
4.625%, 6/1/18		100,000	105,316

Total Australia			32,114,676

Austria (0.0%)
Oesterreichische Kontrollbank AG
4.500%, 3/9/15		100,000	112,088
4.875%, 2/16/16		200,000	228,589

Total Austria			340,677

Brazil (1.1%)
Federative Republic of Brazil
8.000%, 1/15/18		1,750,000	2,092,125
5.875%, 1/15/19		845,000	990,763
12.500%, 1/5/22	BRL	15,000,000	10,882,092
5.625%, 1/7/41		$800,000	878,000

Total Brazil			14,842,980

Canada (4.3%)
Anadarko Finance Co.
Series B
7.500%, 5/1/31		200,000	216,302
Barrick Gold Finance Co.
4.875%, 11/15/14		1,100,000	1,211,442
Bombardier, Inc.
7.250%, 11/15/16(m)	EUR	712,000	1,033,725
Canada Housing Trust No 1
4.100%, 12/15/18	CAD	15,455,000	16,357,006
Canadian Government Bond
2.375%, 9/10/14		$1,655,000	1,734,122
3.750%, 6/1/19	CAD	12,575,000	13,237,177
Canadian National Railway Co.
5.550%, 5/15/18		$252,000	296,986
6.900%, 7/15/28		100,000	128,600
6.200%, 6/1/36		125,000	153,027
Canadian Natural Resources Ltd.
4.900%, 12/1/14		100,000	111,477
6.500%, 2/15/37		500,000	589,598
Cenovus Energy, Inc.
5.700%, 10/15/19		595,000	697,229
ConocoPhillips Canada Funding Co. I
5.625%, 10/15/16		600,000	707,533
EnCana Corp.
6.500%, 2/1/38		200,000	233,195
EnCana Holdings Finance Corp.
5.800%, 5/1/14		600,000	680,949
Hydro Quebec
8.400%, 1/15/22		$200,000	$290,724
Nexen, Inc.
5.200%, 3/10/15		200,000	219,805
5.875%, 3/10/35		100,000	102,048
6.400%, 5/15/37		200,000	217,938
Petro-Canada, Inc.
5.950%, 5/15/35		120,000	127,429
6.800%, 5/15/38		95,000	112,610
Potash Corp of Saskatchewan, Inc.
5.875%, 12/1/36		280,000	290,954
Province of British Columbia
4.300%, 5/30/13		100,000	109,284
Province of Manitoba
5.000%, 2/15/12		200,000	212,039
Province of Nova Scotia
5.125%, 1/26/17		500,000	582,230
Province of Ontario
4.375%, 2/15/13		200,000	216,699
4.100%, 6/16/14		1,445,000	1,587,379
4.500%, 2/3/15		400,000	449,790
6.250%, 6/16/15	NZD	14,700,000	11,406,995
4.750%, 1/19/16		$200,000	228,363
Province of Quebec
4.600%, 5/26/15		200,000	226,571
7.500%, 9/15/29		300,000	437,100
Rio Tinto Alcan, Inc.
4.500%, 5/15/13		1,990,000	2,126,046
Rogers Communications, Inc.
7.250%, 12/15/12		400,000	450,718
Suncor Energy, Inc.
6.100%, 6/1/18		500,000	585,262
Teck Resources Ltd.
3.850%, 8/15/17		50,000	51,526
4.500%, 1/15/21		200,000	207,204
TransCanada Pipelines Ltd.
5.850%, 3/15/36		400,000	438,962
Vale Inco Ltd.
7.750%, 5/15/12		100,000	108,806
Xstrata Canada Corp.
6.200%, 6/15/35		100,000	103,758

Total Canada			58,278,608

Cayman Islands (0.4%)
Petrobras International Finance Co.
5.750%, 1/20/20		3,880,000	4,295,335
Sable International Finance Ltd.
7.750%, 2/15/17(m)		750,000	791,250
Transocean, Inc.
6.800%, 3/15/38		140,000	143,557
Vale Overseas Ltd.
6.875%, 11/21/36		400,000	456,983

Total Cayman Islands			5,687,125

Chile (0.0%)
Celulosa Arauco y Constitucion S.A.
5.125%, 7/9/13		100,000	106,891
Republic of Chile
5.500%, 1/15/13		100,000	109,147

Total Chile			216,038

Czech Republic (0.8%)
Czech Republic Government Bond
5.000%, 4/11/19	CZK	183,500,000	11,455,664

See Notes to Portfolio of Investments.

EQ ADVISORS TRUST

EQ/GLOBAL BOND PLUS PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

September 30, 2010 (Unaudited)

	Principal Amount		Value (Note 1)
Denmark (1.5%)
Nykredit A/S
4.000%, 10/1/41	DKK	64,750,000	$11,702,093
Realkredit Danmark A/S
4.000%, 10/1/41		53,050,000	9,604,565

Total Denmark			21,306,658

France (2.4%)
Caisse d’Amortissement de la Dette Sociale
4.250%, 4/25/20	EUR	2,400,000	3,658,919
3.375%, 4/25/21		2,200,000	3,127,076
Dexia Municipal Agency
5.750%, 2/7/12	AUD	1,500,000	1,440,836
France Government Bond OAT
4.250%, 4/25/19	EUR	9,425,000	14,579,471
France Telecom S.A.
7.250%, 1/28/13		2,400,000	3,664,979
8.500%, 3/1/31		$200,000	289,274
Lafarge S.A.
6.500%, 7/15/16		100,000	107,921
Total Capital S.A.
4.875%, 1/28/19	EUR	2,000,000	3,146,574
4.450%, 6/24/20		$200,000	218,861
Veolia Environnement
4.375%, 1/16/17	EUR	2,147,000	3,168,709

Total France			33,402,620

Germany (3.7%)
Bundesobligation
3.500%, 4/12/13		6,675,000	9,695,178
Bundesrepublik Deutschland
4.250%, 7/4/17		7,725,000	12,104,348
4.250%, 7/4/18		3,430,000	5,403,993
Deutsche Bank AG/London
4.875%, 5/20/13		$800,000	869,013
HeidelbergCement Finance AG
8.000%, 1/31/17	EUR	600,000	867,027
Kreditanstalt fuer Wiederaufbau
3.500%, 3/10/14		$1,600,000	1,732,413
4.125%, 10/15/14		400,000	443,198
4.375%, 7/21/15		800,000	904,536
4.375%, 7/4/18	EUR	2,000,000	3,094,763
3.875%, 1/21/19		2,800,000	4,200,451
4.875%, 6/17/19		$4,000,000	4,713,399
6.250%, 12/4/19	AUD	2,250,000	2,221,364
2.750%, 9/8/20		$2,000,000	2,012,628
Landwirtschaftliche Rentenbank
5.125%, 2/1/17		500,000	586,897
2.375%, 9/13/17		1,700,000	1,711,605
UPC Germany GmbH
9.625%, 12/1/19(m)	EUR	680,000	1,001,171

Total Germany			51,561,984

Ireland (0.3%)
Ardagh Glass Finance plc
8.750%, 2/1/20(m)		750,000	1,017,325
GE Capital European Funding
4.125%, 10/27/16		1,432,000	2,058,791
Smurfit Kappa Acquisitions
7.250%, 11/15/17(m)		700,000	992,446
XL Capital Ltd.
5.250%, 9/15/14		$400,000	426,246

Total Ireland			4,494,808

Italy (0.1%)
Republic of Italy
4.375%, 6/15/13		300,000	318,040
2.125%, 9/16/13		300,000	300,485
4.500%, 1/21/15		$500,000	$535,678
4.750%, 1/25/16		200,000	214,937
6.875%, 9/27/23		100,000	121,311
5.375%, 6/15/33		400,000	407,193

Total Italy			1,897,644

Japan (0.0%)
Nomura Holdings, Inc.
5.000%, 3/4/15		175,000	189,011

Liberia (0.1%)
Royal Caribbean Cruises Ltd.
7.250%, 6/15/16		1,000,000	1,040,000

Luxembourg (0.3%)
ArcelorMittal S.A.
6.125%, 6/1/18		1,195,000	1,292,412
Covidien International Finance S.A.
6.000%, 10/15/17		800,000	951,215
Telecom Italia Capital S.A.
5.250%, 10/1/15		600,000	647,481
6.000%, 9/30/34		100,000	94,335
Tyco International Finance S.A.
4.125%, 10/15/14		500,000	544,217
Wind Acquisition Finance S.A.
11.000%, 12/1/15(m)	EUR	840,000	1,205,249

Total Luxembourg			4,734,909

Malaysia (0.9%)
Malaysian Government Bond
3.835%, 8/12/15	MYR	15,900,000	5,284,007
4.240%, 2/7/18		21,000,000	7,121,102

Total Malaysia			12,405,109

Mexico (1.0%)
America Movil S.A.B. de C.V.
5.750%, 1/15/15		$100,000	113,073
6.375%, 3/1/35		100,000	113,752
United Mexican States
6.375%, 1/16/13		400,000	445,400
9.500%, 12/18/14	MXN	127,480,000	11,647,708
6.750%, 9/27/34		$800,000	994,000

Total Mexico			13,313,933

Netherlands (2.7%)
Bank Nederlandse Gemeenten
2.875%, 1/15/15	EUR	2,580,000	3,649,892
BMW Finance N.V.
4.000%, 9/17/14		2,600,000	3,736,038
British American Tobacco Holdings B.V.
5.500%, 9/15/16	GBP	1,710,000	2,960,020
Deutsche Telekom International Finance B.V.
5.250%, 7/22/13		$400,000	438,758
4.875%, 7/8/14		2,900,000	3,188,504
5.750%, 3/23/16		200,000	230,731
8.750%, 6/15/30		200,000	280,051
Diageo Finance B.V.
5.300%, 10/28/15		400,000	460,628
E.ON International Finance B.V.
5.750%, 5/7/20	EUR	824,000	1,359,038
Netherlands Government Bond
4.500%, 7/15/17		2,150,000	3,372,277
3.500%, 7/15/20		3,300,000	4,881,791
4.000%, 1/15/37		5,000,000	8,093,889
New World Resources N.V.
7.375%, 5/15/15(m)		730,000	990,197
OI European Group B.V.
6.875%, 3/31/17(m)		750,000	1,063,335
Shell International Finance B.V.
4.000%, 3/21/14		$810,000	877,561

See Notes to Portfolio of Investments.

EQ ADVISORS TRUST

EQ/GLOBAL BOND PLUS PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

September 30, 2010 (Unaudited)

	Principal Amount		Value (Note 1)
6.375%, 12/15/38		$235,000	$297,954
Ziggo Bond Co. B.V.
8.000%, 5/15/18§	EUR	725,000	1,040,245

Total Netherlands			36,920,909

New Zealand (0.4%)
New Zealand Government Bond
6.000%, 12/15/17	NZD	6,700,000	5,286,736

Norway (0.8%)
Eksportfinans A/S
5.500%, 5/25/16		$540,000	630,662
Norwegian Government Bond
6.500%, 5/15/13	NOK	26,035,000	4,880,254
4.250%, 5/19/17		30,100,000	5,535,715
Statoil ASA
3.125%, 8/17/17		$100,000	103,996
6.800%, 1/15/28		300,000	376,487

Total Norway			11,527,114

Panama (0.0%)
Republic of Panama
6.700%, 1/26/36		400,000	491,000

Peru (0.1%)
Republic of Peru
7.125%, 3/30/19		1,055,000	1,321,388

Poland (0.9%)
Poland Government Bond
5.500%, 4/25/15	PLN	34,500,000	12,020,221
Republic of Poland
5.000%, 10/19/15		$100,000	109,263

Total Poland			12,129,484

Slovenia (0.3%)
Slovenia Government Bond
4.625%, 9/9/24	EUR	2,400,000	3,591,095

South Africa (0.0%)
Republic of South Africa
6.500%, 6/2/14		$100,000	113,750
Savcio Holdings Pty Ltd.
8.000%, 2/15/13(m)	EUR	345,000	465,618

Total South Africa			579,368

South Korea (1.0%)
Korea Development Bank
5.750%, 9/10/13		$100,000	109,471
3.250%, 3/9/16		400,000	400,449
Korea Treasury Bond
5.250%, 3/10/27	KRW	12,856,500,000	12,452,804
Republic of Korea
4.250%, 6/1/13		$400,000	424,607

Total South Korea			13,387,331

Spain (0.2%)
Inaer Aviation Finance Ltd.
9.500%, 8/1/17§	EUR	1,500,000	2,039,763
Telefonica Emisiones S.A.U.
6.421%, 6/20/16		$900,000	1,054,862

Total Spain			3,094,625

Supranational (2.7%)
Asian Development Bank
2.625%, 2/9/15		2,165,000	2,282,293
Corp. Andina de Fomento
6.875%, 3/15/12		100,000	107,915
Eurofima
6.250%, 12/28/18	AUD	5,480,000	5,346,059
European Investment Bank
4.250%, 7/15/13		$1,400,000	1,528,442
3.000%, 4/8/14		705,000	750,774
4.625%, 5/15/14		$500,000	$560,940
6.500%, 9/10/14	NZD	4,800,000	3,776,531
4.625%, 10/20/15		$1,400,000	1,603,825
4.875%, 2/16/16		300,000	348,511
5.125%, 9/13/16		200,000	236,343
6.125%, 1/23/17	AUD	3,960,000	3,869,993
3.125%, 3/3/17	EUR	3,850,000	5,516,853
4.750%, 10/15/17		6,800,000	10,692,290
Inter-American Development Bank
5.125%, 9/13/16		$525,000	620,307
International Bank for Reconstruction & Development
7.625%, 1/19/23		500,000	725,754

Total Supranational			37,966,830

Sweden (1.5%)
Sweden Government Bond
5.000%, 12/1/20	SEK	115,000,000	20,731,342

Switzerland (0.1%)
Credit Suisse Guernsey Ltd.
5.860%, 12/31/49(l)		$250,000	237,656
UBS AG/Connecticut
5.875%, 7/15/16		500,000	553,908
5.875%, 12/20/17		200,000	226,297
Weatherford International Ltd.
5.500%, 2/15/16		425,000	465,371

Total Switzerland			1,483,232

United Kingdom (3.9%)
AstraZeneca plc
5.400%, 6/1/14		100,000	114,100
5.900%, 9/15/17		200,000	240,740
6.450%, 9/15/37		100,000	125,898
BP Capital Markets plc
5.250%, 11/7/13		1,940,000	2,112,913
3.875%, 3/10/15		720,000	749,107
4.500%, 10/1/20		100,000	102,262
British Telecommunications plc
9.875%, 12/15/30		300,000	417,709
Diageo Capital plc
5.500%, 9/30/16		300,000	349,922
HSBC Holdings plc
6.500%, 5/2/36		400,000	445,337
6.500%, 9/15/37		250,000	280,358
Imperial Tobacco Finance plc
4.375%, 11/22/13	EUR	1,200,000	1,729,014
Infinis plc
9.125%, 12/15/14(m)	GBP	675,000	1,113,375
ISS Financing plc
11.000%, 6/15/14(m)	EUR	700,000	1,052,088
Kerling plc
10.625%, 1/28/17(m)		750,000	1,078,672
Marks & Spencer plc
6.250%, 12/1/17(m)		$750,000	825,109
National Grid plc
6.500%, 4/22/14	EUR	900,000	1,396,481
5.000%, 7/2/18		500,000	744,840
Nationwide Building Society
3.750%, 1/20/15		1,100,000	1,510,177
Royal Bank of Scotland Group plc
5.000%, 10/1/14		$200,000	200,450
Royal Bank of Scotland plc
5.625%, 8/24/20		200,000	209,693
Tesco plc
5.875%, 9/12/16	EUR	1,550,000	2,487,582
5.500%, 11/15/17(m)		$975,000	1,122,577

See Notes to Portfolio of Investments.

EQ ADVISORS TRUST

EQ/GLOBAL BOND PLUS PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

September 30, 2010 (Unaudited)

	Principal Amount		Value (Note 1)
United Kingdom Gilt
4.750%, 3/7/20	GBP	16,600,000	$29,915,464
United Utilities Water plc
4.250%, 1/24/20	EUR	1,000,000	1,419,883
Virgin Media Finance plc
9.125%, 8/15/16		$540,000	577,800
8.875%, 10/15/19	GBP	255,000	450,652
Vodafone Group plc
5.000%, 12/16/13		$400,000	439,743
4.150%, 6/10/14		260,000	280,820
6.250%, 1/15/16	EUR	900,000	1,432,325
7.875%, 2/15/30		$100,000	132,569
6.150%, 2/27/37		100,000	117,107
William Hill plc
7.125%, 11/11/16	GBP	600,000	963,747

Total United Kingdom			54,138,514

United States (63.8%)
3M Co.
5.700%, 3/15/37		$325,000	383,000
Abbott Laboratories, Inc.
2.700%, 5/27/15		500,000	525,207
5.875%, 5/15/16		200,000	240,325
5.125%, 4/1/19		400,000	461,016
ACE INA Holdings, Inc.
5.875%, 6/15/14		300,000	340,853
AEP Texas Central Transition Funding LLC
Series 2002-1 A4
5.170%, 1/1/18		850,000	995,679
Aetna, Inc.
6.000%, 6/15/16		400,000	469,308
Aflac, Inc.
6.450%, 8/15/40		100,000	104,119
Ahold Finance USA, Inc.
6.500%, 3/14/17	GBP	510,000	917,151
Alabama Power Co.
5.700%, 2/15/33		$200,000	223,386
6.000%, 3/1/39		55,000	64,809
Alcoa, Inc.
5.375%, 1/15/13		200,000	212,641
5.870%, 2/23/22		200,000	196,731
Allstate Corp.
6.125%, 2/15/12		100,000	106,749
7.500%, 6/15/13		300,000	345,189
5.550%, 5/9/35		100,000	104,506
5.950%, 4/1/36		100,000	109,549
6.125%, 5/15/37(l)		115,000	106,950
6.500%, 5/15/57(l)		115,000	106,663
Altria Group, Inc.
9.700%, 11/10/18		400,000	541,441
10.200%, 2/6/39		200,000	295,580
AMB Property LP
4.500%, 8/15/17		100,000	101,070
American Electric Power Co., Inc.
5.250%, 6/1/15		100,000	110,819
American Express Co.
4.875%, 7/15/13		600,000	649,177
7.000%, 3/19/18		525,000	632,302
8.125%, 5/20/19		470,000	606,960
6.800%, 9/1/66(l)		170,000	170,000
American International Group, Inc.
5.050%, 10/1/15		100,000	101,750
5.600%, 10/18/16		200,000	204,000
5.850%, 1/16/18		500,000	517,500
American Tower Corp.
5.050%, 9/1/20		$300,000	$307,259
Amgen, Inc.
3.450%, 10/1/20		500,000	503,356
6.400%, 2/1/39		210,000	254,262
Anadarko Petroleum Corp.
6.450%, 9/15/36		400,000	400,481
Anheuser-Busch Cos., Inc.
5.000%, 3/1/19		100,000	110,302
6.450%, 9/1/37		295,000	349,039
Anheuser-Busch InBev Worldwide, Inc.
6.875%, 11/15/19§		2,700,000	3,360,145
AON Corp.
5.000%, 9/30/20		300,000	306,365
Apache Corp.
6.250%, 4/15/12		100,000	108,170
5.625%, 1/15/17		225,000	260,153
5.100%, 9/1/40		100,000	100,605
Appalachian Power Co.
Series L
5.800%, 10/1/35		100,000	105,621
ARAMARK Corp.
8.500%, 2/1/15		570,000	592,800
Archer-Daniels-Midland Co.
5.375%, 9/15/35		100,000	108,767
6.450%, 1/15/38		125,000	155,288
Arizona Public Service Co.
5.500%, 9/1/35		100,000	102,212
Associates Corp. of North America
6.950%, 11/1/18		100,000	110,395
AT&T Mobility LLC
7.125%, 12/15/31		295,000	363,546
AT&T, Inc.
5.875%, 8/15/12		200,000	217,682
5.100%, 9/15/14		500,000	561,393
5.625%, 6/15/16		100,000	116,158
5.500%, 2/1/18		420,000	487,140
6.150%, 9/15/34		700,000	766,259
6.550%, 2/15/39		235,000	273,299
5.350%, 9/1/40§		246,000	247,159
Atmos Energy Corp.
8.500%, 3/15/19		350,000	454,982
AvalonBay Communities, Inc.
6.125%, 11/1/12		275,000	300,109
BAC Capital Trust XI
6.625%, 5/23/36		100,000	103,229
Baker Hughes, Inc.
5.125%, 9/15/40		150,000	156,223
Baltimore Gas & Electric Co.
5.900%, 10/1/16		500,000	587,717
Banc of America Commercial Mortgage, Inc.
Series 2005-3 AM
4.727%, 7/10/43		1,000,000	907,238
Series 2005-4 A5A
4.933%, 7/10/45		1,000,000	1,061,223
Series 2006-6 A4
5.356%, 10/10/45		1,400,000	1,492,285
Series 2007-1 A4
5.451%, 1/15/49		1,280,000	1,328,194
Bank of America Corp.
2.100%, 4/30/12		1,300,000	1,332,029
4.875%, 9/15/12		100,000	105,604
4.875%, 1/15/13		300,000	318,530
4.750%, 8/1/15		300,000	316,942
5.250%, 12/1/15		400,000	423,139

See Notes to Portfolio of Investments.

EQ ADVISORS TRUST

EQ/GLOBAL BOND PLUS PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

September 30, 2010 (Unaudited)

	Principal Amount		Value (Note 1)
5.625%, 10/14/16		$300,000	$323,851
5.650%, 5/1/18		2,690,000	2,850,067
5.625%, 7/1/20		500,000	528,350
Bank of America N.A.
5.300%, 3/15/17		400,000	411,684
Bank of New York Mellon Corp.
5.125%, 8/27/13		200,000	222,617
Bank One Corp.
5.250%, 1/30/13		100,000	107,776
8.000%, 4/29/27		100,000	127,712
Baxter International, Inc.
4.625%, 3/15/15		100,000	111,968
5.375%, 6/1/18		600,000	700,764
BB&T Corp.
4.750%, 10/1/12		100,000	105,898
Bear Stearns Commercial Mortgage Securities, Inc.
Series 2006-PW11 A4
5.623%, 3/11/39(l)		2,000,000	2,198,404
Bear Stearns Cos. LLC
5.700%, 11/15/14		200,000	225,508
5.300%, 10/30/15		100,000	111,560
4.650%, 7/2/18		200,000	210,551
BellSouth Corp.
6.000%, 10/15/11		500,000	527,015
5.200%, 9/15/14		300,000	337,363
6.550%, 6/15/34		100,000	111,833
Berkshire Hathaway Finance Corp.
4.850%, 1/15/15		1,030,000	1,158,900
Black & Decker Corp.
4.750%, 11/1/14		100,000	109,226
Block Financial LLC
7.875%, 1/15/13		100,000	108,513
Boeing Co.
5.000%, 3/15/14		425,000	478,226
Boston Properties LP
5.625%, 11/15/20		265,000	290,817
Boston Properties, Inc.
5.000%, 6/1/15		340,000	372,421
Bottling Group LLC
4.625%, 11/15/12		200,000	215,290
Bristol-Myers Squibb Co.
5.250%, 8/15/13		700,000	778,602
Burlington Northern Santa Fe LLC
5.750%, 3/15/18		200,000	232,048
5.050%, 3/1/41		400,000	398,757
Cadbury Schweppes U.S. Finance LLC
5.125%, 10/1/13§		100,000	109,384
Campbell Soup Co.
4.875%, 10/1/13		100,000	111,755
Capital One Capital III
7.686%, 8/15/36		150,000	152,250
Capital One Capital IV
6.745%, 2/17/37(l)		110,000	109,450
Capital One Financial Corp.
7.375%, 5/23/14		300,000	350,205
5.250%, 2/21/17		200,000	215,220
Caterpillar Financial Services Corp.
5.500%, 3/15/16		200,000	235,288
7.150%, 2/15/19		160,000	206,128
Caterpillar, Inc.
7.300%, 5/1/31		100,000	134,363
6.050%, 8/15/36		100,000	120,930
CBS Corp.
5.625%, 8/15/12		200,000	212,276
5.500%, 5/15/33		100,000	97,345
Cellco Partnership/Verizon Wireless Capital LLC
7.375%, 11/15/13		$600,000	$710,005
Cemex Finance LLC
9.625%, 12/14/17(m)	EUR	585,000	750,058
CenterPoint Energy Resources Corp.
7.875%, 4/1/13		$200,000	230,300
Charter One Bank N.A.
6.375%, 5/15/12		400,000	423,938
Chubb Corp.
6.000%, 5/11/37		200,000	229,882
6.375%, 3/29/67(l)		250,000	246,250
Cisco Systems, Inc.
5.500%, 2/22/16		540,000	637,010
5.900%, 2/15/39		420,000	485,392
Citibank Credit Card Issuance Trust
Series 2008-C6 C6
6.300%, 6/20/14		200,000	213,311
Citigroup Commercial Mortgage Trust, Inc.
Series 2008-C7 A4
6.294%, 12/10/49(l)		1,825,000	1,963,408
Citigroup Funding, Inc.
2.250%, 12/10/12		5,000,000	5,172,094
Citigroup, Inc.
6.000%, 2/21/12		100,000	106,072
5.250%, 2/27/12		600,000	630,221
5.625%, 8/27/12		100,000	105,693
5.500%, 10/15/14		1,500,000	1,627,603
5.300%, 1/7/16		1,000,000	1,065,658
5.850%, 8/2/16		200,000	216,196
5.375%, 8/9/20		100,000	103,463
6.625%, 6/15/32		200,000	206,685
5.875%, 2/22/33		100,000	95,738
5.850%, 12/11/34		295,000	297,259
5.875%, 5/29/37		200,000	199,048
CNA Financial Corp.
5.875%, 8/15/20		150,000	152,950
Coca-Cola Enterprises, Inc.
7.375%, 3/3/14		200,000	240,416
Comcast Cable Communications Holdings, Inc.
8.375%, 3/15/13		100,000	116,129
9.455%, 11/15/22		100,000	141,035
Comcast Corp.
5.300%, 1/15/14		510,000	569,889
5.900%, 3/15/16		200,000	231,027
6.500%, 1/15/17		400,000	475,839
7.050%, 3/15/33		310,000	363,135
6.500%, 11/15/35		100,000	111,786
Comerica, Inc.
4.800%, 5/1/15		100,000	106,043
Commercial Mortgage Pass Through Certificates
Series 2006-C7 A4
5.961%, 6/10/46(l)		1,400,000	1,554,583
Commonwealth Edison Co.
6.150%, 3/15/12		100,000	107,270
6.150%, 9/15/17		600,000	710,777
ConAgra Foods, Inc.
7.000%, 10/1/28		100,000	120,604
ConocoPhillips
4.750%, 10/15/12		200,000	215,665
4.600%, 1/15/15		580,000	651,398
5.900%, 10/15/32		100,000	114,261
6.500%, 2/1/39		200,000	250,512
ConocoPhillips Australia Funding Co.
5.500%, 4/15/13		200,000	221,619

See Notes to Portfolio of Investments.

EQ ADVISORS TRUST

EQ/GLOBAL BOND PLUS PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

September 30, 2010 (Unaudited)

	Principal Amount	Value (Note 1)
Consolidated Edison Co. of New York, Inc.
Series 05-C
5.375%, 12/15/15	$455,000	$532,671
Series 07-A
4.875%, 2/1/13	100,000	108,299
Series 08-A
5.850%, 4/1/18	600,000	710,969
Corning, Inc.
4.250%, 8/15/20	150,000	157,264
Costco Wholesale Corp.
5.500%, 3/15/17	400,000	475,142
COX Communications, Inc.
5.450%, 12/15/14	200,000	226,244
5.500%, 10/1/15	500,000	562,680
Credit Suisse FB USA, Inc.
5.125%, 1/15/14	100,000	110,045
Credit Suisse USA, Inc.
6.125%, 11/15/11	100,000	105,803
6.500%, 1/15/12	200,000	213,977
5.850%, 8/16/16	200,000	232,167
7.125%, 7/15/32	300,000	385,490
CRH America, Inc.
6.000%, 9/30/16	300,000	335,884
CSX Corp.
7.375%, 2/1/19	510,000	640,248
CVS Caremark Corp.
6.250%, 6/1/27	400,000	456,035
CW Capital Cobalt Ltd.
Series 2007-C3 A4
6.013%, 5/15/46(l)	1,205,000	1,237,692
Daimler Finance N.A. LLC
7.300%, 1/15/12	200,000	215,091
6.500%, 11/15/13	300,000	343,148
Deere & Co.
6.950%, 4/25/14	300,000	357,743
8.100%, 5/15/30	300,000	420,074
Dell, Inc.
5.875%, 6/15/19	500,000	580,192
Detroit Edison Co.
3.450%, 10/1/20	250,000	253,872
Detroit Edison Securitization Funding LLC
Series 2001-1 A6
6.620%, 3/1/16	250,000	297,367
Deutsche Bank Financial LLC
5.375%, 3/2/15	100,000	110,256
Devon Energy Corp.
7.950%, 4/15/32	200,000	271,057
DIRECTV Holdings LLC/DIRECTV Financing Co., Inc.
3.125%, 2/15/16	100,000	100,974
4.600%, 2/15/21	500,000	513,801
Discover Bank/Delaware
7.000%, 4/15/20	250,000	271,965
Discovery Communications LLC
5.050%, 6/1/20	300,000	326,515
Dominion Resources, Inc.
5.700%, 9/17/12	100,000	109,025
5.000%, 12/1/14	300,000	336,257
8.875%, 1/15/19	637,000	866,491
Dow Chemical Co.
6.000%, 10/1/12	200,000	216,705
7.600%, 5/15/14	1,325,000	1,547,657
8.550%, 5/15/19	170,000	214,657
DTE Energy Co.
6.350%, 6/1/16	340,000	397,728
Duke Energy Carolinas LLC
Series C
7.000%, 11/15/18	$224,000	$285,904
Duke Energy Corp.
6.250%, 1/15/12	700,000	749,194
5.050%, 9/15/19	835,000	929,100
Duke Energy Indiana, Inc.
3.750%, 7/15/20	100,000	104,438
E.I. du Pont de Nemours & Co.
5.250%, 12/15/16	400,000	468,487
4.900%, 1/15/41	300,000	299,076
Eastman Chemical Co.
7.250%, 1/15/24	200,000	245,018
Edison International
3.750%, 9/15/17	250,000	256,334
Eli Lilly and Co.
6.000%, 3/15/12	200,000	215,823
5.200%, 3/15/17	600,000	695,636
Embarq Corp.
7.082%, 6/1/16	100,000	111,140
7.995%, 6/1/36	100,000	106,323
Emerson Electric Co.
6.000%, 8/15/32	100,000	118,551
Entergy Corp.
5.125%, 9/15/20	300,000	299,020
Enterprise Products Operating LLC
5.600%, 10/15/14	3,220,000	3,635,779
EOG Resources, Inc.
5.625%, 6/1/19	75,000	88,236
ERP Operating LP
5.250%, 9/15/14	255,000	281,992
Exelon Corp.
4.900%, 6/15/15	200,000	219,206
5.625%, 6/15/35	445,000	450,136
Expedia, Inc.
5.950%, 8/15/20§	150,000	151,688
Federal Farm Credit Bank
4.875%, 1/17/17	1,020,000	1,185,201
Federal Home Loan Bank
0.875%, 8/22/12	6,000,000	6,038,135
4.000%, 9/6/13	2,000,000	2,181,686
3.625%, 10/18/13	2,700,000	2,930,008
5.250%, 6/5/17	3,800,000	4,503,026
Federal Home Loan Mortgage Corp.
5.125%, 7/15/12	8,300,000	8,978,359
2.125%, 9/21/12	5,000,000	5,155,720
4.125%, 12/21/12	830,000	893,585
4.875%, 11/15/13	4,100,000	4,607,961
5.000%, 7/1/20	475,913	508,576
5.000%, 10/1/20	273,983	292,531
5.500%, 5/1/21	383,101	413,300
5.500%, 5/1/22	322,140	348,138
4.000%, 6/1/24	4,988,610	5,214,072
6.750%, 9/15/29	300,000	411,454
6.250%, 7/15/32	700,000	939,939
6.000%, 9/1/34	1,711,224	1,865,568
6.000%, 5/1/35	1,427,529	1,550,039
4.500%, 10/1/35	2,977,706	3,116,355
6.000%, 8/1/36	511,408	551,941
6.500%, 8/1/36	2,936,714	3,206,525
6.000%, 11/1/36	514,196	554,950
6.000%, 2/1/37	3,874,951	4,200,235
7.000%, 10/1/37	429,841	472,574
6.000%, 12/1/37	1,023,475	1,099,476
5.000%, 1/1/38	1,025,532	1,077,250

See Notes to Portfolio of Investments.

EQ ADVISORS TRUST

EQ/GLOBAL BOND PLUS PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

September 30, 2010 (Unaudited)

	Principal Amount		Value (Note 1)
6.000%, 1/1/38		$1,034,287	$1,111,090
6.000%, 2/1/38		1,015,657	1,091,076
6.500%, 2/1/38		864,459	943,644
6.500%, 6/1/38		20,107	21,879
5.000%, 8/1/38		7,212,209	7,575,919
6.500%, 9/1/38		215,638	235,584
5.500%, 12/1/38		5,201,289	5,513,773
6.500%, 1/1/39		98,489	107,599
5.500%, 5/1/39		10,065,139	10,669,834
4.500%, 10/1/39		14,143,280	14,713,432
3.529%, 4/1/40(l)		8,734,103	9,070,754
4.000%, 10/15/25 TBA		2,000,000	2,087,188
5.000%, 10/15/25 TBA		2,000,000	2,120,625
4.000%, 10/15/40 TBA		5,000,000	5,130,274
4.500%, 10/15/40 TBA		6,000,000	6,238,593
5.000%, 10/15/40 TBA		7,000,000	7,354,374
Federal National Mortgage Association
5.375%, 11/15/11		1,900,000	2,006,444
1.500%, 6/26/13		4,390,000	4,475,794
1.300%, 8/9/13		940,000	942,128
3.000%, 9/16/14		2,330,000	2,491,071
4.625%, 10/15/14		1,000,000	1,133,128
2.625%, 11/20/14		2,500,000	2,635,738
5.000%, 4/15/15		900,000	1,042,646
4.375%, 10/15/15		100,000	113,417
5.375%, 6/12/17		4,300,000	5,167,099
4.500%, 3/1/18		3,405,536	3,623,742
5.500%, 10/1/19		210,078	227,639
5.000%, 1/1/21		4,077,705	4,356,932
4.500%, 6/1/23		3,205,366	3,381,035
5.000%, 9/1/23		3,187,092	3,379,936
6.000%, 10/1/23		810,686	875,857
5.500%, 1/1/24		1,822,596	1,961,284
4.000%, 4/1/24		2,773,403	2,901,348
4.000%, 5/1/24		2,701,686	2,824,634
4.500%, 9/1/24		2,272,082	2,389,502
6.250%, 5/15/29		600,000	784,348
5.500%, 12/1/29		2,036,116	2,174,826
5.500%, 3/1/33		3,870,892	4,154,556
5.000%, 3/1/34		7,148,401	7,581,817
5.000%, 5/1/34		1,362,466	1,444,693
5.500%, 9/1/34		4,895,444	5,252,658
5.500%, 11/1/34		2,073,565	2,222,926
5.500%, 12/1/34		1,310,422	1,403,585
5.500%, 7/1/35		3,212,912	3,438,318
5.000%, 9/1/35		3,030,584	3,213,958
5.000%, 10/1/35		7,369,885	7,796,244
5.500%, 6/1/36		9,123,161	9,791,717
5.000%, 12/1/36		1,029,198	1,086,005
6.000%, 7/1/37		3,725,949	4,009,471
6.500%, 8/1/37		3,659,053	4,049,257
6.000%, 9/1/37		9,313,334	10,039,483
6.500%, 9/1/38		1,681,943	1,833,450
5.500%, 11/1/38		4,312,136	4,583,666
4.500%, 3/1/39		1,399,057	1,457,915
5.000%, 3/1/39		5,547,445	5,838,903
4.500%, 6/1/39		6,462,456	6,734,333
4.500%, 7/1/39		7,643,431	7,964,992
4.000%, 8/1/39		4,957,064	5,107,593
4.000%, 9/1/39		2,138,618	2,201,357
6.000%, 10/1/39		5,253,692	5,663,316
4.500%, 4/1/40		5,050,101	5,262,560
4.500%, 7/1/40		1,293,259	1,347,667
5.000%, 8/1/40		3,473,444	3,655,936
4.500%, 9/1/40		3,000,000	3,126,211
4.000%, 10/25/25 TBA		$2,000,000	$2,087,812
4.500%, 10/25/25 TBA		4,200,000	4,417,875
FIA Card Services N.A.
7.125%, 11/15/12§		100,000	109,027
Financing Corp. Fico
9.800%, 4/6/18		400,000	600,587
FirstEnergy Corp.
Series C
7.375%, 11/15/31		700,000	760,582
Florida Power & Light Co.
4.850%, 2/1/13		100,000	108,843
5.950%, 10/1/33		100,000	116,090
5.850%, 5/1/37		170,000	196,975
Florida Power Corp.
5.900%, 3/1/33		200,000	227,363
Ford Credit Auto Owner Trust
Series 2009-E A3
1.510%, 1/15/14		435,000	439,365
Fortune Brands, Inc.
5.375%, 1/15/16		400,000	438,472
Genentech, Inc.
5.250%, 7/15/35		100,000	107,078
General Dynamics Corp.
4.250%, 5/15/13		100,000	108,742
General Electric Capital Corp.
6.000%, 6/15/12		100,000	107,923
1.875%, 9/16/13		1,400,000	1,404,210
7.625%, 12/10/14	NZD	1,000,000	782,601
4.875%, 3/4/15		$300,000	329,439
5.000%, 1/8/16		100,000	109,866
5.400%, 2/15/17		300,000	330,419
5.625%, 9/15/17		1,100,000	1,228,816
6.750%, 3/15/32		600,000	667,043
6.150%, 8/7/37		500,000	523,621
6.375%, 11/15/67(l)		575,000	573,563
General Electric Co.
5.000%, 2/1/13		700,000	760,161
General Mills, Inc.
6.000%, 2/15/12		735,000	783,945
Genworth Financial, Inc.
6.500%, 6/15/34		100,000	92,648
Georgia Power Co.
5.950%, 2/1/39		205,000	238,180
Series K
5.125%, 11/15/12		100,000	108,454
GlaxoSmithKline Capital, Inc.
5.650%, 5/15/18		700,000	831,608
5.375%, 4/15/34		295,000	321,831
Golden West Financial Corp.
4.750%, 10/1/12		100,000	106,302
Goldman Sachs Capital II
5.793%, 6/1/43(l)		325,000	275,844
Goldman Sachs Group, Inc.
6.600%, 1/15/12		100,000	106,578
5.250%, 10/15/13		500,000	543,446
5.125%, 1/15/15		400,000	433,024
5.350%, 1/15/16		400,000	439,766
5.750%, 10/1/16		600,000	666,505
5.625%, 1/15/17		900,000	953,047
6.125%, 2/15/33		300,000	326,375
6.750%, 10/1/37		500,000	519,713
Goodrich Corp.
3.600%, 2/1/21		100,000	100,258
6.800%, 7/1/36		100,000	121,897

See Notes to Portfolio of Investments.

EQ ADVISORS TRUST

EQ/GLOBAL BOND PLUS PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

September 30, 2010 (Unaudited)

	Principal Amount		Value (Note 1)
Government National Mortgage Association
5.500%, 2/15/36		$3,332,868	$3,596,373
5.500%, 5/20/36		3,344,150	3,600,186
4.500%, 8/20/40		11,013,618	11,639,587
5.000%, 9/20/40		8,015,445	8,568,698
4.000%, 10/15/40 TBA		2,000,000	2,068,125
4.500%, 10/15/40 TBA		3,000,000	3,157,500
5.000%, 10/15/40 TBA		12,000,000	12,778,125
6.000%, 10/15/40 TBA		8,900,000	9,657,195
Greenwich Capital Commercial Funding Corp.
Series 2005-GG5 A5
5.224%, 4/10/37(l)		2,105,000	2,279,364
GTE Corp.
6.840%, 4/15/18		100,000	118,538
H.J. Heinz Finance Co.
6.000%, 3/15/12		100,000	106,661
Halliburton Co.
7.450%, 9/15/39		200,000	271,455
Hartford Financial Services Group, Inc.
6.100%, 10/1/41		200,000	186,872
HCP, Inc.
6.000%, 1/30/17		255,000	272,196
Hess Corp.
7.300%, 8/15/31		100,000	123,022
5.600%, 2/15/41		200,000	208,680
Hewlett-Packard Co.
6.500%, 7/1/12		200,000	219,404
5.500%, 3/1/18		600,000	708,457
Historic TW, Inc.
6.875%, 6/15/18		100,000	121,107
Home Depot, Inc.
5.250%, 12/16/13		100,000	111,580
5.400%, 3/1/16		500,000	569,292
5.875%, 12/16/36		175,000	186,566
Honeywell International, Inc.
6.125%, 11/1/11		100,000	105,547
5.400%, 3/15/16		400,000	469,477
5.300%, 3/1/18		470,000	549,734
Hospitality Properties Trust
6.300%, 6/15/16		257,000	273,945
HSBC Bank USA/New York
4.625%, 4/1/14		400,000	428,624
5.875%, 11/1/34		400,000	417,132
HSBC Finance Corp.
7.000%, 5/15/12		200,000	216,272
5.250%, 4/15/15		200,000	219,558
Ingram Micro, Inc.
5.250%, 9/1/17		100,000	103,578
International Business Machines Corp.
4.750%, 11/29/12		725,000	788,304
5.875%, 11/29/32		600,000	706,458
International Paper Co.
7.500%, 8/15/21		425,000	508,433
Iron Mountain, Inc.
6.750%, 10/15/18	EUR	708,000	938,639
Jefferies Group, Inc.
6.250%, 1/15/36		$100,000	91,817
Johnson & Johnson
4.950%, 5/15/33		400,000	437,952
Johnson Controls, Inc.
4.875%, 9/15/13		100,000	108,836
JP Morgan Chase Commercial Mortgage Securities Corp.
Series 2006-LDP7 A4
6.062%, 4/15/45(l)		$1,200,000	$1,330,138
Series 2007-CB18 AM
5.466%, 6/12/47(l)		235,000	215,934
Series 2007-CB20 A3
5.819%, 2/12/51		1,500,000	1,609,278
JPMorgan Chase & Co.
6.625%, 3/15/12		400,000	430,208
3.700%, 1/20/15		500,000	528,164
4.750%, 3/1/15		100,000	109,267
5.150%, 10/1/15		300,000	328,941
JPMorgan Chase Bank N.A.
5.875%, 6/13/16		300,000	339,788
6.000%, 7/5/17		925,000	1,047,015
6.000%, 10/1/17		600,000	681,065
JPMorgan Chase Capital XXV
6.800%, 10/1/37		500,000	508,207
Kellogg Co.
7.450%, 4/1/31		100,000	135,600
KeyBank N.A.
5.700%, 8/15/12		100,000	105,752
5.800%, 7/1/14		100,000	109,030
KeyCorp
3.750%, 8/13/15		200,000	204,061
Kimberly-Clark Corp.
5.625%, 2/15/12		200,000	212,617
4.875%, 8/15/15		600,000	689,718
6.625%, 8/1/37		370,000	481,320
Kinder Morgan Energy Partners LP
5.000%, 12/15/13		800,000	873,278
6.850%, 2/15/20		800,000	953,752
5.800%, 3/15/35		100,000	100,256
Kraft Foods, Inc.
5.625%, 11/1/11		300,000	315,078
6.000%, 2/11/13		200,000	222,119
6.500%, 11/1/31		200,000	229,955
7.000%, 8/11/37		235,000	288,341
6.875%, 2/1/38		300,000	363,788
Kroger Co.
6.200%, 6/15/12		100,000	108,591
7.500%, 4/1/31		100,000	129,079
5.400%, 7/15/40		400,000	415,734
LB-UBS Commercial Mortgage Trust
Series 2003-C8 A4
5.124%, 11/15/32(l)		1,500,000	1,627,461
Lincoln National Corp.
6.150%, 4/7/36		300,000	309,022
Lockheed Martin Corp.
6.150%, 9/1/36		100,000	118,225
5.720%, 6/1/40§		243,000	277,304
Los Angeles, California Community College District
6.750%, 8/1/49		200,000	223,730
Lowe’s Cos., Inc.
5.800%, 10/15/36		175,000	195,528
Lubrizol Corp.
5.500%, 10/1/14		100,000	110,282
M&I Marshall & Ilsley Bank
5.250%, 9/4/12		100,000	101,613
Marathon Oil Corp.
6.600%, 10/1/37		255,000	302,301
Marsh & McLennan Cos., Inc.
9.250%, 4/15/19		205,000	268,728

See Notes to Portfolio of Investments.

EQ ADVISORS TRUST

EQ/GLOBAL BOND PLUS PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

September 30, 2010 (Unaudited)

	Principal Amount		Value (Note 1)
McDonald’s Corp.
5.350%, 3/1/18		$200,000	$234,303
5.700%, 2/1/39		275,000	316,843
Medco Health Solutions, Inc.
7.125%, 3/15/18		100,000	122,808
4.125%, 9/15/20		200,000	202,521
Mellon Funding Corp.
5.000%, 12/1/14		100,000	111,740
Merck & Co., Inc.
5.300%, 12/1/13		600,000	675,982
4.750%, 3/1/15		300,000	340,565
5.950%, 12/1/28		200,000	240,620
MetLife, Inc.
6.125%, 12/1/11		300,000	317,200
5.500%, 6/15/14		100,000	111,229
6.400%, 12/15/36		300,000	280,500
Series A
6.817%, 8/15/18		480,000	579,102
Metropolitan Edison Co.
4.875%, 4/1/14		100,000	107,171
Metropolitan Transportation Authority
7.336%, 11/15/39		350,000	436,314
Microsoft Corp.
2.950%, 6/1/14		335,000	355,178
3.000%, 10/1/20		150,000	149,614
4.500%, 10/1/40		200,000	198,693
MidAmerican Energy Co.
5.800%, 10/15/36		200,000	225,101
MidAmerican Energy Holdings Co.
5.875%, 10/1/12		300,000	325,537
5.750%, 4/1/18		600,000	698,260
Morgan Stanley
6.600%, 4/1/12		300,000	322,626
5.300%, 3/1/13		300,000	323,079
4.750%, 4/1/14		300,000	313,310
5.375%, 10/15/15		550,000	590,145
5.450%, 1/9/17		1,000,000	1,054,606
7.300%, 5/13/19		1,000,000	1,150,181
7.250%, 4/1/32		200,000	233,183
Morgan Stanley Capital I, Inc.
Series 2007-IQ14 A4
5.692%, 4/15/49(l)		1,205,000	1,221,486
Municipal Electric Authority of Georgia
6.655%, 4/1/57		500,000	529,855
Nabors Industries, Inc.
6.150%, 2/15/18		360,000	400,672
National City Corp.
4.900%, 1/15/15		200,000	220,569
National Rural Utilities Cooperative Finance Corp.
4.750%, 3/1/14		200,000	222,507
5.450%, 4/10/17		400,000	460,992
8.000%, 3/1/32		100,000	133,714
Nationwide Financial Services, Inc.
6.750%, 5/15/37		60,000	52,323
NBC Universal, Inc.
4.375%, 4/1/21§		400,000	404,874
5.950%, 4/1/41§		200,000	205,722
New Jersey State Turnpike Authority
7.414%, 1/1/40		1,550,000	1,924,403
Newell Rubbermaid, Inc.
4.700%, 8/15/20		100,000	104,697
Newmont Mining Corp.
5.875%, 4/1/35		100,000	108,412
News America Holdings, Inc.
8.000%, 10/17/16		650,000	823,300
News America, Inc.
5.300%, 12/15/14		$300,000	$338,577
7.280%, 6/30/28		100,000	115,731
6.200%, 12/15/34		200,000	216,055
Norfolk Southern Corp.
5.900%, 6/15/19		275,000	326,976
Northern States Power Co.
Series B
8.000%, 8/28/12		510,000	577,449
Northrop Grumman Systems Corp.
7.750%, 2/15/31		100,000	137,304
Occidental Petroleum Corp.
6.750%, 1/15/12		100,000	107,374
7.000%, 11/1/13		200,000	235,278
Ohio Power Co.
Series G
6.600%, 2/15/33		325,000	378,150
Omnicom Group, Inc.
5.900%, 4/15/16		100,000	115,308
4.450%, 8/15/20		100,000	102,809
Oncor Electric Delivery Co. LLC
6.375%, 1/15/15		300,000	348,764
ONEOK Partners LP
8.625%, 3/1/19		550,000	713,254
Oracle Corp.
3.750%, 7/8/14		750,000	817,353
5.250%, 1/15/16		400,000	465,244
5.375%, 7/15/40§		200,000	215,116
Pacific Gas & Electric Co.
4.800%, 3/1/14		300,000	330,254
8.250%, 10/15/18		100,000	132,852
5.800%, 3/1/37		310,000	344,267
Pemex Project Funding Master Trust
6.625%, 6/15/35		775,000	846,633
Pepsi Bottling Group, Inc.
7.000%, 3/1/29		100,000	131,958
PepsiCo, Inc.
7.900%, 11/1/18		400,000	532,910
Pfizer, Inc.
5.350%, 3/15/15		1,425,000	1,644,085
4.750%, 6/3/16	EUR	1,350,000	2,054,336
4.650%, 3/1/18		$100,000	112,494
7.200%, 3/15/39		395,000	537,404
Pharmacia Corp.
6.600%, 12/1/28		100,000	122,608
Philip Morris International, Inc.
5.650%, 5/16/18		200,000	234,161
6.375%, 5/16/38		500,000	616,205
Pitney Bowes, Inc.
4.750%, 1/15/16		100,000	105,974
4.750%, 5/15/18		100,000	102,754
Plains All American Pipeline LP
6.500%, 5/1/18		210,000	242,389
PNC Funding Corp.
5.250%, 11/15/15		200,000	222,133
Port Authority of New York & New Jersey
6.040%, 12/1/29		375,000	406,781
Praxair, Inc.
3.950%, 6/1/13		1,000,000	1,073,360
Principal Life Global Funding I
6.250%, 2/15/12§		100,000	105,685
Procter & Gamble Co.
4.500%, 5/12/14	EUR	1,500,000	2,221,698
4.850%, 12/15/15		$100,000	115,384
5.125%, 10/24/17	EUR	1,000,000	1,582,606

See Notes to Portfolio of Investments.

EQ ADVISORS TRUST

EQ/GLOBAL BOND PLUS PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

September 30, 2010 (Unaudited)

	Principal Amount		Value (Note 1)
5.800%, 8/15/34		$300,000	$360,645
Progress Energy, Inc.
7.750%, 3/1/31		100,000	132,010
ProLogis
5.625%, 11/15/16		250,000	240,687
Prudential Financial, Inc.
5.100%, 12/14/11		400,000	416,487
5.100%, 9/20/14		200,000	218,617
6.625%, 6/21/40		250,000	286,863
PSEG Power LLC
5.500%, 12/1/15		625,000	705,240
Qwest Corp.
8.375%, 5/1/16		710,000	839,575
R.R. Donnelley & Sons Co.
4.950%, 4/1/14		100,000	103,752
6.125%, 1/15/17		425,000	444,968
Raytheon Co.
7.000%, 11/1/28		100,000	130,068
Regions Bank/Alabama
3.250%, 12/9/11		1,900,000	1,961,685
Rockwood Specialties Group, Inc.
7.625%, 11/15/14	EUR	630,000	877,098
Safeway, Inc.
5.625%, 8/15/14		$100,000	113,278
5.000%, 8/15/19		115,000	126,316
3.950%, 8/15/20		200,000	201,127
Sara Lee Corp.
2.750%, 9/15/15		250,000	253,382
Sempra Energy
6.000%, 10/15/39		420,000	474,296
Simon Property Group LP
6.100%, 5/1/16		620,000	720,387
SLM Corp.
5.375%, 5/15/14		600,000	583,839
8.450%, 6/15/18		100,000	101,006
Southern California Edison Co.
6.000%, 1/15/34		355,000	420,537
Southern Power Co.
Series B
6.250%, 7/15/12		100,000	108,921
Southwest Airlines Co.
5.125%, 3/1/17		100,000	105,023
Sovereign Bank
5.125%, 3/15/13		100,000	104,759
Spectra Energy Capital LLC
7.500%, 9/15/38		170,000	207,565
State of California
7.550%, 4/1/39		840,000	913,508
State of Illinois
5.100%, 6/1/33		940,000	788,660
State Street Bank and Trust Co.
5.300%, 1/15/16		100,000	111,873
Sysco Corp.
5.375%, 9/21/35		100,000	112,396
Target Corp.
7.000%, 7/15/31		100,000	125,717
6.350%, 11/1/32		100,000	118,190
6.500%, 10/15/37		300,000	367,287
Tennessee Valley Authority
4.500%, 4/1/18		550,000	630,035
Series B
4.700%, 7/15/33		300,000	327,543
Series E
6.250%, 12/15/17		100,000	125,695
Teva Pharmaceutical Finance Co. LLC
6.150%, 2/1/36		$100,000	$120,187
Time Warner Cable, Inc.
6.200%, 7/1/13		1,245,000	1,402,555
8.250%, 4/1/19		1,970,000	2,543,421
Time Warner, Inc.
7.625%, 4/15/31		600,000	743,904
7.700%, 5/1/32		700,000	874,734
Toll Brothers Finance Corp.
6.875%, 11/15/12		8,000	8,553
Travelers Cos., Inc.
5.750%, 12/15/17		300,000	344,319
6.250%, 3/15/37(l)		250,000	240,000
Travelers Property Casualty Corp.
6.375%, 3/15/33		100,000	117,071
U.S. Bancorp
1.375%, 9/13/13		400,000	401,838
U.S. Bank N.A./Ohio
4.950%, 10/30/14		100,000	110,647
4.800%, 4/15/15		100,000	111,466
U.S. Treasury Bonds
8.125%, 8/15/19		1,200,000	1,755,281
3.625%, 2/15/20		390,000	427,751
8.500%, 2/15/20		1,300,000	1,962,187
8.000%, 11/15/21		2,100,000	3,167,390
6.250%, 8/15/23		6,900,000	9,345,187
6.375%, 8/15/27		4,320,000	6,103,347
5.375%, 2/15/31		780,000	1,004,250
4.500%, 2/15/36		2,100,000	2,414,672
5.000%, 5/15/37		200,000	248,344
4.375%, 2/15/38		1,200,000	1,352,250
4.500%, 5/15/38		3,100,000	3,565,484
3.500%, 2/15/39		1,500,000	1,451,250
4.250%, 5/15/39		2,770,000	3,045,269
4.500%, 8/15/39		4,550,000	5,209,750
4.375%, 11/15/39		3,095,000	3,472,203
4.375%, 5/15/40		1,900,000	2,133,947
3.875%, 8/15/40		1,500,000	1,550,625
U.S. Treasury Notes
0.875%, 2/29/12		6,005,000	6,050,758
4.625%, 2/29/12		11,100,000	11,772,071
1.000%, 4/30/12		9,535,000	9,631,113
1.375%, 5/15/12		4,000,000	4,064,844
4.750%, 5/31/12		2,800,000	3,003,655
1.875%, 6/15/12		4,895,000	5,020,625
1.375%, 9/15/12		13,870,000	14,125,180
4.250%, 9/30/12		2,100,000	2,260,289
3.875%, 10/31/12		2,700,000	2,894,484
1.125%, 12/15/12		7,000,000	7,098,434
1.375%, 2/15/13		16,810,000	17,147,511
2.750%, 2/28/13		5,450,000	5,746,769
0.750%, 8/15/13		14,500,000	14,554,375
1.500%, 12/31/13		5,500,000	5,637,071
1.875%, 4/30/14		16,345,000	16,948,997
2.375%, 8/31/14		288,000	303,862
2.375%, 10/31/14		1,725,000	1,820,684
2.125%, 11/30/14		8,000,000	8,361,248
4.000%, 2/15/15		1,100,000	1,236,898
2.375%, 2/28/15		9,975,000	10,522,029
2.500%, 3/31/15		3,000,000	3,181,170
2.500%, 4/30/15		4,360,000	4,622,280
4.125%, 5/15/15		1,200,000	1,360,031
1.875%, 6/30/15		2,000,000	2,060,938
1.750%, 7/31/15		13,910,000	14,244,675
2.625%, 4/30/16		3,095,000	3,282,876

See Notes to Portfolio of Investments.

EQ ADVISORS TRUST

EQ/GLOBAL BOND PLUS PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

September 30, 2010 (Unaudited)

	Principal Amount	Value (Note 1)
4.875%, 8/15/16	$1,400,000	$1,661,953
4.625%, 2/15/17	2,400,000	2,821,126
3.000%, 2/28/17	1,440,000	1,548,675
4.500%, 5/15/17	4,300,000	5,025,960
2.750%, 5/31/17	3,000,000	3,173,673
2.500%, 6/30/17	2,790,000	2,906,831
1.875%, 8/31/17	4,320,000	4,316,289
4.250%, 11/15/17	9,630,000	11,142,960
4.000%, 8/15/18	3,500,000	3,980,158
2.750%, 2/15/19	10,200,000	10,581,704
3.625%, 8/15/19	7,745,000	8,517,084
3.375%, 11/15/19	12,380,000	13,336,553
3.500%, 5/15/20	6,010,000	6,523,675
UBS Preferred Funding Trust V
6.243%, 5/29/49(l)	150,000	144,000
Unilever Capital Corp.
5.900%, 11/15/32	200,000	240,912
Union Pacific Corp.
6.150%, 5/1/37	125,000	145,036
Union Planters Corp.
4.375%, 12/1/10	100,000	100,406
UnionBanCal Corp.
5.250%, 12/16/13	100,000	109,286
United Parcel Service, Inc.
5.500%, 1/15/18	170,000	201,372
8.375%, 4/1/30(e)	100,000	139,265
United Technologies Corp.
4.875%, 5/1/15	400,000	458,292
6.125%, 2/1/19	287,000	355,070
UnitedHealth Group, Inc.
5.375%, 3/15/16	200,000	227,837
5.800%, 3/15/36	400,000	418,568
Valero Energy Corp.
6.875%, 4/15/12	200,000	214,807
6.625%, 6/15/37	300,000	301,273
Verizon Communications, Inc.
6.875%, 6/15/12	200,000	219,997
7.375%, 9/1/12	300,000	336,224
4.375%, 6/1/13	200,000	216,721
4.900%, 9/15/15	300,000	341,413
7.750%, 12/1/30	900,000	1,161,964
5.850%, 9/15/35	100,000	107,733
7.350%, 4/1/39	100,000	128,406
Viacom, Inc.
6.250%, 4/30/16	300,000	351,892
6.875%, 4/30/36	100,000	117,399
Virginia Electric & Power Co.
5.400%, 1/15/16	100,000	117,182
Series A
5.950%, 9/15/17	700,000	835,004
Wachovia Bank Commercial Mortgage Trust
Series 2004-C11 A5
5.215%, 1/15/41(l)	3,500,000	3,786,791
Series 2006-C25 A5
5.923%, 5/15/43(l)	1,000,000	1,101,056
Series 2007-C32 A2
5.928%, 6/15/49(l)	2,375,000	2,462,840
Series 2007-C33 A4
6.102%, 2/15/51(l)	1,130,000	1,179,571
Wachovia Bank N.A.
5.600%, 3/15/16	400,000	445,010
6.600%, 1/15/38	800,000	907,935
Wachovia Corp.
4.875%, 2/15/14	100,000	106,856
Wal-Mart Stores, Inc.
5.000%, 4/5/12	$1,000,000	$1,063,851
3.625%, 7/8/20	300,000	313,577
7.550%, 2/15/30	100,000	135,340
5.250%, 9/1/35	400,000	428,326
Walt Disney Co.
6.375%, 3/1/12	100,000	107,909
Waste Management, Inc.
6.375%, 11/15/12	100,000	109,722
7.375%, 3/11/19	283,000	354,711
7.000%, 7/15/28	100,000	120,577
WellPoint, Inc.
5.250%, 1/15/16	200,000	224,301
5.950%, 12/15/34	100,000	107,229
Wells Fargo & Co.
5.125%, 9/15/16	100,000	109,013
5.625%, 12/11/17	200,000	227,798
5.375%, 2/7/35	200,000	211,245
Wells Fargo Capital X
5.950%, 12/15/36	175,000	170,502
Wells Fargo Capital XIII
7.700%, 12/29/49(l)	275,000	285,313
Williams Partners LP
5.250%, 3/15/20	400,000	434,830
Wyeth
5.500%, 2/1/14	400,000	453,940
5.500%, 2/15/16	200,000	233,990
6.500%, 2/1/34	100,000	124,180
XCEL Energy, Inc.
6.500%, 7/1/36	100,000	119,315
Xerox Corp.
5.500%, 5/15/12	200,000	212,803
6.350%, 5/15/18	100,000	116,017
XTO Energy, Inc.
5.300%, 6/30/15	100,000	116,511
5.650%, 4/1/16	100,000	119,050
6.500%, 12/15/18	100,000	127,340
Yum! Brands, Inc.
3.875%, 11/1/20	100,000	99,865

Total United States		883,628,769

Total Long Term Debt Securities (97.6%) (Cost $1,276,532,725)		1,353,785,598

SHORT-TERM INVESTMENT:
Time Deposit (3.7%)
JPMorgan Chase Nassau
0.000%, 10/1/10
(Amortized Cost $51,509,472)	$51,509,472	$51,509,472

Total Investments (101.3%) (Cost/Amortized Cost $1,328,042,197)		1,405,295,070
Other Assets Less Liabilities (-1.3%)		(17,395,383)

Net Assets (100%)		$1,387,899,687

See Notes to Portfolio of Investments.

EQ ADVISORS TRUST

EQ/GLOBAL BOND PLUS PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

September 30, 2010 (Unaudited)

§	Securities exempt from registration under Rule 144A of the Securities Act of 1933. These securities may only be resold to qualified institutional buyers. At September 30, 2010, the market value of these securities amounted to $8,266,112 or 0.6% of net assets. Securities denoted with “§” but without “b” have been determined to be liquid under the guidelines established by the Board of Trustees. To the extent any securities might provide a right to demand registration, such rights have not been relied upon when determining liquidity.

(e)	Step Bond - Coupon rate increases in increments to maturity. Rate disclosed is as of September 30, 2010. Maturity date disclosed is the ultimate maturity date.

(l)	Floating Rate Security. Rate disclosed is as of September 30, 2010.

(m)	Regulation S is an exemption for securities offerings that are made outside of the United States and do not involve direct selling efforts in the United States. Resale restrictions may apply for purposes of the Securities Act of 1933.

Glossary:

AUD — Australian Dollar

BRL — Brazilian Real

CAD — Canadian Dollar

CZK — Czech Koruna

DKK — Denmark Krone

EUR — European Currency Unit

GBP — British Pound

KRW — Korean Won

MXN — Mexican Peso

MYR — Malaysian Ringgit

NOK — Norwegian Krone

NZD — New Zealand Dollar

PLN — Polish Zloty

SEK — Swedish Krona

TBA — Security is subject to delayed delivery.

At September 30, 2010 the Portfolio had outstanding foreign currency contracts to buy/sell foreign currencies as follows: (Note 1)

Buy Currency vs. Sell Currency	Counterparty	Local Contract Buy Amount (000’s)	Local Contract Sell Amount (000’s)	U.S. $ Buy Value	U.S. $ Sell Value	Unrealized Appreciation/ (Depreciation)
Hungarian Forint vs. Japanese Yen, expiring 11/18/10	JPMorgan Chase Bank	2,352,500	963,823	$11,539,098	$11,550,521	$(11,423)
Japanese Yen vs. Australian Dollar, expiring 10/25/10	JPMorgan Chase Bank	1,814,568	24,000	21,740,571	23,136,720	(1,396,149)
Japanese Yen vs. Australian Dollar, expiring 11/24/10	JPMorgan Chase Bank	1,680,360	22,065	20,138,880	21,191,888	(1,053,008)
Japanese Yen vs. British Pound, expiring 12/15/10	JPMorgan Chase Bank	3,036,914	23,500	36,407,584	36,896,880	(489,296)
Japanese Yen vs. Canadian Dollar, expiring 12/1/10	JPMorgan Chase Bank	2,481,000	31,087	29,736,740	30,174,245	(437,505)
Japanese Yen vs. Hungarian Forint, expiring 11/18/10	JPMorgan Chase Bank	908,547	2,352,500	10,888,082	11,539,097	(651,015)
Japanese Yen vs. New Zealand Dollar, expiring 10/13/10	JPMorgan Chase Bank	1,850,000	29,829	22,162,749	21,869,071	293,678
Japanese Yen vs. New Zealand Dollar, expiring 10/13/10	JPMorgan Chase Bank	129,414	2,160	1,550,365	1,583,626	(33,261)
Japanese Yen vs. Poland Zloty, expiring 11/18/10	JPMorgan Chase Bank	81,576	3,000	977,612	1,028,438	(50,826)

See Notes to Portfolio of Investments.

EQ ADVISORS TRUST

EQ/GLOBAL BOND PLUS PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

September 30, 2010 (Unaudited)

Buy Currency vs. Sell Currency	Counterparty	Local Contract Buy Amount (000’s)	Local Contract Sell Amount (000’s)	U.S. $ Buy Value	U.S. $ Sell Value	Unrealized Appreciation/ (Depreciation)
Japanese Yen vs. Poland Zloty, expiring 11/18/10	JPMorgan Chase Bank	885,307	32,500	$10,609,570	$11,141,410	$(531,840)
Japanese Yen vs. U.S. Dollar, expiring 12/7/10	JPMorgan Chase Bank	3,115,000	37,019	37,338,938	37,018,551	320,387
New Zealand Dollar vs. Japanese Yen, expiring 10/13/10	JPMorgan Chase Bank	3,118	192,000	2,285,879	2,300,134	(14,255)
U.S. Dollar vs. Japanese Yen, expiring 12/7/10	JPMorgan Chase Bank	9,500	797,355	9,500,000	9,557,749	(57,749)
U.S. Dollar vs. Mexican Peso, expiring 12/2/10	JPMorgan Chase Bank	11,244	150,000	11,243,956	11,839,887	(595,931)

						$(4,708,193)

The following is a summary of the inputs used to value the Portfolio’s assets and liabilities carried at fair value as of September 30, 2010:

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. For example, money market securities are valued using amortized cost, in accordance with rules under the Investment Company Act of 1940. Generally, amortized cost approximates the current fair value of a security, but since the value is not obtained from a quoted price in an active market, such securities are reflected as Level 2.

Various inputs are used in determining the value of the Portfolio’s investments. These inputs are summarized in the three broad levels listed below:

Investment Type	Level 1 Quoted prices in active markets for identical securities	Level 2 Significant other observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)	Level 3 Significant unobservable inputs (including the Portfolio’s own assumptions in determining the fair value of investments)	Total
Assets:
Asset-Backed and Mortgage-Backed Securities
Asset-Backed Securities	$—	$1,945,722	$—	$1,945,722
Non-Agency CMO	—	28,556,946	—	28,556,946
Corporate Bonds
Consumer Discretionary	—	20,150,483	—	20,150,483
Consumer Staples	—	29,388,211	—	29,388,211
Energy	—	28,228,912	—	28,228,912
Financials	21,306,658	96,635,117	—	117,941,775
Government	—	125,695	—	125,695
Health Care	—	16,050,344	—	16,050,344
Industrials	—	17,465,253	—	17,465,253
Information Technology	—	7,119,758	—	7,119,758
Materials	—	18,686,930	—	18,686,930
Telecommunication Services	—	24,818,628	—	24,818,628
Utilities	—	26,696,801	—	26,696,801
Forward Currency Contracts Government Securities	—	614,065	—	614,065
Agency ABS	—	33,030,147	—	33,030,147
Foreign Governments	—	288,862,950	—	288,862,950
Municipal Bonds	—	5,223,251	—	5,223,251
Supranational	—	33,246,301	—	33,246,301
U.S. Government Agencies	—	355,548,796	—	355,548,796
U.S. Treasuries	—	300,698,695	—	300,698,695
Short-Term Investments	—	51,509,472	—	51,509,472

Total Assets	$21,306,658	$1,384,602,477	$—	$1,405,909,135

Liabilities:
Forward Currency Contracts	$—	$(5,322,258)	$—	$(5,322,258)

Total Liabilities	$—	$(5,322,258)	$—	$(5,322,258)

Total	$21,306,658	$1,379,280,219	$—	$1,400,586,877

See Notes to Portfolio of Investments.

EQ ADVISORS TRUST

EQ/GLOBAL BOND PLUS PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

September 30, 2010 (Unaudited)

Following is a reconciliation of Level 3 assets for which significant unobservable inputs were used to determine fair value:

Investments in Securities-Financials
Balance as of 12/31/09	$1,772,083
Total gains or losses (realized/unrealized) included in earnings	85,720
Purchases, sales, issuances, and settlements (net)	(1,857,803)
Transfers into Level 3	—
Transfers out of Level 3	—

Balance as of 9/30/10	$—

The amount of total gains or losses for the year included in earnings attributable to the change in unrealized gains or losses relating to assets and liabilities still held at period ending 9/30/10.	$—

Investment security transactions for the nine months ended September 30, 2010 were as follows:

Cost of Purchases:
Stocks and long-term corporate debt securities	$1,374,224,508
Long-term U.S. Treasury securities	154,890,065

$1,529,114,573

Net Proceeds of Sales and Redemptions:
Stocks and long-term corporate debt securities	$1,271,709,787
Long-term U.S. Treasury securities	130,553,926

$1,402,263,713

As of September 30, 2010, the gross unrealized appreciation (depreciation) of investments based on the aggregate cost of investments for Federal income tax purposes was as follows:

Aggregate gross unrealized appreciation	$77,969,056
Aggregate gross unrealized depreciation	(1,655,859)

Net unrealized appreciation	$76,313,197

Federal income tax cost of investments	$1,328,981,873

See Notes to Portfolio of Investments.

EQ ADVISORS TRUST

EQ/GLOBAL MULTI-SECTOR EQUITY PORTFOLIO

PORTFOLIO OF INVESTMENTS

September 30, 2010 (Unaudited)

	Number of Shares	Value (Note 1)
COMMON STOCKS:
Argentina (0.0%)
Banco Macro S.A. (ADR)	27,670	$1,232,422

Australia (2.4%)
AGL Energy Ltd.	33,692	526,576
Alumina Ltd.	151,178	264,479
Amcor Ltd.	76,490	481,293
AMP Ltd.	147,153	726,799
Aristocrat Leisure Ltd.	25,895	88,352
Asciano Group*	208,395	332,350
ASX Ltd.	12,297	387,116
Australia & New Zealand Banking Group Ltd.	168,812	3,863,753
AXA Asia Pacific Holdings Ltd.	77,890	386,963
Bendigo and Adelaide Bank Ltd.	26,547	234,780
BGP Holdings plc(b)*†	796,081	—
BHP Billiton Ltd.	227,823	8,568,072
Billabong International Ltd.	13,246	102,039
BlueScope Steel Ltd.	111,924	237,996
Boral Ltd.	54,588	243,233
Brambles Ltd.	90,140	546,273
Caltex Australia Ltd.	7,595	88,018
CFS Retail Property Trust (REIT)	141,220	258,660
Coca-Cola Amatil Ltd.	42,506	492,188
Cochlear Ltd.	3,239	219,929
Commonwealth Bank of Australia	103,823	5,134,916
Computershare Ltd.	34,091	321,269
Crown Ltd.	39,014	316,378
CSL Ltd.	38,335	1,224,592
CSR Ltd.	98,595	171,535
Dexus Property Group (REIT)	371,682	307,158
Energy Resources of Australia Ltd.	3,156	40,571
Fairfax Media Ltd.	167,864	237,695
Fortescue Metals Group Ltd.*	80,651	406,136
Foster’s Group Ltd.	123,380	731,020
Goodman Fielder Ltd.	82,335	103,853
Goodman Group (REIT)	458,958	286,126
GPT Group (REIT)	115,979	329,573
Harvey Norman Holdings Ltd.	26,005	94,759
Inc.itec Pivot Ltd.	102,442	355,465
Insurance Australia Group Ltd.	153,820	541,176
Intoll Group	161,210	232,168
Leighton Holdings Ltd.	8,918	284,967
Lend Lease Group	36,148	265,885
MacArthur Coal Ltd.	9,946	112,764
Macquarie Group Ltd.	22,198	778,190
MAp Group	35,802	101,045
Metcash Ltd.	54,958	232,133
Mirvac Group (REIT)	198,941	255,741
National Australia Bank Ltd.	141,165	3,457,466
Newcrest Mining Ltd.	50,936	1,953,041
OneSteel Ltd.	95,425	270,243
Orica Ltd.	24,720	614,292
Origin Energy Ltd.	62,903	963,662
OZ Minerals Ltd.	181,270	254,925
Paladin Energy Ltd.*	39,776	138,019
Qantas Airways Ltd.*	69,049	186,203
QBE Insurance Group Ltd.	67,705	1,129,499
Rio Tinto Ltd.	29,234	2,169,222
Santos Ltd.	54,790	678,383
Sims Metal Management Ltd.	12,649	215,665
Sonic Healthcare Ltd.	28,440	302,375
SP AusNet	57,816	48,059
Stockland Corp., Ltd. (REIT)	152,126	$564,624
Suncorp-Metway Ltd.	81,445	708,486
TABCORP Holdings Ltd.	46,837	316,892
Tatts Group Ltd.	86,000	198,665
Telstra Corp., Ltd.	276,991	701,441
Toll Holdings Ltd.	39,642	252,885
Transurban Group	86,040	413,315
Wesfarmers Ltd.	66,361	2,109,605
Wesfarmers Ltd. (PPS)	11,524	368,574
Westfield Group (REIT)	144,162	1,708,306
Westpac Banking Corp.	199,949	4,491,379
Woodside Petroleum Ltd.	36,228	1,536,510
Woolworths Ltd.	82,919	2,311,392
WorleyParsons Ltd.	11,344	243,961

		59,221,073

Austria (0.1%)
Erste Group Bank AG	12,667	507,170
Immofinaz AG*	58,623	218,495
OMV AG	9,568	358,177
Raiffeisen International Bank Holding AG	4,265	198,848
Telekom Austria AG	23,852	358,979
Verbund AG, Class A	5,520	197,911
Vienna Insurance Group AG	3,108	167,064
Voestalpine AG	8,577	315,934

		2,322,578

Belgium (0.3%)
Ageas	149,680	428,508
Anheuser-Busch InBev N.V.	47,998	2,823,446
Belgacom S.A.	9,749	380,170
Cie Nationale a Portefeuille	2,255	117,585
Colruyt S.A.	1,261	333,325
Delhaize Group S.A.	6,778	491,574
Dexia S.A.*	40,381	177,920
Groupe Bruxelles Lambert S.A.	4,674	389,446
KBC Groep N.V.*	10,370	465,175
Mobistar S.A.	2,631	161,115
Solvay S.A.	3,358	358,212
UCB S.A.	8,215	284,625
Umicore S.A.	7,095	306,707

		6,717,808

Bermuda (0.1%)
Nabors Industries Ltd.*	19,059	344,206
Seadrill Ltd.	18,524	535,138
XL Group plc	23,415	507,169

		1,386,513

Brazil (2.5%)
Banco Bradesco S.A. (ADR)	165,435	3,371,565
Banco Bradesco S.A. (Preference)	71,753	1,435,060
Banco do Brasil S.A.	151,900	2,862,938
BM&F Bovespa S.A.	562,800	4,709,957
BRF - Brasil Foods S.A.	316,154	4,800,234
Cia de Bebidas das Americas (Preference) (ADR)	37,100	4,592,238
Itau Unibanco Holding S.A.	114,676	2,726,605
Itau Unibanco Holding S.A. (Preference) (ADR)	284,984	6,890,913
Lojas Arapua S.A. (Preference)(b)*†	1,248,000	—
MRV Engenharia e Participacoes S.A.	219,600	2,109,043
NET Servicos de Comunicacao S.A. (Preference)*	82,008	1,068,721

See Notes to Portfolio of Investments.

EQ ADVISORS TRUST

EQ/GLOBAL MULTI-SECTOR EQUITY PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

September 30, 2010 (Unaudited)

	Number of Shares	Value (Note 1)
OGX Petroleo e Gas Participacoes S.A.*	182,100	$2,369,883
PDG Realty S.A. Empreendimentos e Participacoes	301,700	3,587,591
Petroleo Brasileiro S.A. (Preference)	327,542	5,300,296
Petroleo Brasileiro S.A. (Preference) (ADR), Class A	10,600	347,892
Petroleo Brasileiro S.A. (ADR)	41,900	1,519,713
Tim Participacoes S.A. (ADR)	41,300	1,362,487
Ultrapar Participacoes S.A. (Preference)	33,700	2,024,191
Vale S.A. (New York Exchange) (ADR)	1,100	30,525
Vale S.A. (Preference), Class A	21,356	585,144
Vale S.A. (Tradegate Exchange) (ADR)	297,685	8,260,759
Vivo Participacoes S.A. (Preference) (ADR)	84,000	2,282,280
Vivo Participacoes S.A. (ADR)	24,000	652,080

		62,890,115

Cayman Islands (0.1%)
Sany Heavy Equipment International Holdings Co., Ltd.	1,098,000	1,938,767

China (2.0%)
Agricultural Bank of China Ltd., Class H*	7,309,000	3,786,925
Bank of China Ltd., Class H	5,724,900	3,003,067
China Citic Bank Corp., Ltd., Class H	2,851,000	1,818,884
China Coal Energy Co., Ltd., Class H	1,772,000	2,932,455
China Construction Bank Corp., Class H	9,741,000	8,537,193
China Life Insurance Co., Ltd., Class H	900,000	3,555,295
China Oilfield Services Ltd., Class H	1,422,000	2,224,953
China Pacific Insurance Group Co., Ltd., Class H	681,200	2,559,268
China Petroleum & Chemical Corp., Class H	594,000	526,717
China Telecom Corp., Ltd., Class H	5,278,000	2,897,888
China Unicom Hong Kong Ltd.	2,078,000	3,042,472
Dongfeng Motor Group Co., Ltd., Class H	1,559,000	3,190,798
Foxconn International Holdings Ltd.*	184,913	135,845
GOME Electrical Appliances Holdings Ltd.*	4,539,359	1,369,030
J.A. Solar Holdings Co., Ltd. (ADR)*	132,800	1,239,024
Ping An Insurance Group Co. of China Ltd., Class H	272,500	2,781,598
Tencent Holdings Ltd.	47,500	1,038,298
Tsingtao Brewery Co., Ltd., Class H	262,000	1,509,425
Want Want China Holdings Ltd.	2,056,000	1,907,912
Yangzijiang Shipbuilding Holdings Ltd.	81,497	109,068
Yanzhou Coal Mining Co., Ltd., Class H	770,000	1,889,558

		50,055,673

Cyprus (0.0%)
Bank of Cyprus Public Co., Ltd.	39,853	201,020

Czech Republic (0.2%)
Komercni Banka A/S	19,887	4,337,743

Denmark (0.3%)
A. P. Moller - Maersk A/S, Class A	30	$243,927
A. P. Moller - Maersk A/S, Class B	90	752,360
Carlsberg A/S, Class B	7,243	755,197
Coloplast A/S, Class B	1,882	224,974
Danske Bank A/S*	31,128	751,040
DSV A/S	12,724	259,749
Novo Nordisk A/S, Class B	29,440	2,921,490
Novozymes A/S, Class B	2,590	329,506
Tryg A/S	1,679	100,952
Vestas Wind Systems A/S*	14,108	531,618
William Demant Holding A/S*	1,548	114,228

		6,985,041

Egypt (0.5%)
Commercial International Bank Egypt SAE	594,807	4,482,210
Juhayna Food Industries*	1,542,844	1,544,741
Orascom Construction Industries	28,715	1,262,743
Orascom Construction Industries (GDR)	21,681	953,424
Telecom Egypt	961,106	2,951,016

		11,194,134

Finland (0.3%)
Elisa Oyj*	11,347	260,649
Fortum Oyj	30,437	796,255
Kesko Oyj, Class B	4,663	218,802
Kone Oyj, Class B	10,522	543,642
Metso Oyj	7,998	366,568
Neste Oil Oyj	11,329	176,991
Nokia Oyj	249,713	2,508,905
Nokian Renkaat Oyj	8,210	281,934
Orion Oyj, Class B	5,670	113,239
Outokumpu Oyj	10,553	209,610
Pohjola Bank plc	13,409	163,147
Rautaruukki Oyj	5,563	114,970
Sampo Oyj, Class A	28,639	773,424
Sanoma Oyj	4,459	94,342
Stora Enso Oyj, Class R	47,073	465,249
UPM-Kymmene Oyj	34,413	589,703
Wartsila Oyj	4,224	275,653

		7,953,083

France (2.7%)
Accor S.A.	9,784	357,259
Aeroports de Paris S.A.	2,693	219,687
Air France-KLM*	9,939	152,430
Air Liquide S.A.	18,637	2,273,663
Alcatel-Lucent*	156,372	526,540
Alstom S.A.	12,784	652,148
Atos Origin S.A.*	3,238	146,375
AXA S.A.	112,622	1,969,047
bioMerieux S.A.	796	82,482
BNP Paribas S.A.	63,491	4,515,528
Bouygues S.A.	15,234	653,873
Bureau Veritas S.A.	4,285	299,203
Cap Gemini S.A.	9,728	488,030
Carrefour S.A.	41,775	2,244,675
Casino Guichard Perrachon S.A.	2,981	272,928
Christian Dior S.A.	3,694	482,837
Cie de Saint-Gobain S.A.	24,665	1,097,169
Cie Generale de Geophysique- Veritas*	11,671	256,159
Cie Generale des Etablissements Michelin, Class B	10,084	767,221

See Notes to Portfolio of Investments.

EQ ADVISORS TRUST

EQ/GLOBAL MULTI-SECTOR EQUITY PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

September 30, 2010 (Unaudited)

	Number of Shares	Value (Note 1)
Cie Generale d’Optique Essilor International S.A.	13,579	$934,279
CNP Assurances S.A.	11,071	205,636
Credit Agricole S.A.	64,364	1,005,987
Danone S.A.	38,582	2,307,689
Dassault Systemes S.A.	2,977	218,991
Edenred*	9,784	193,802
EDF S.A.	17,933	773,508
Eiffage S.A.	3,375	160,482
Eramet S.A.	503	148,629
Eurazeo S.A.	1,988	133,407
Eutelsat Communications S.A.	8,377	319,758
Fonciere des Regions (REIT)	1,700	181,161
France Telecom S.A.	123,315	2,664,530
GDF Suez S.A.	82,833	2,965,334
Gecina S.A. (REIT)	1,777	210,757
Groupe Eurotunnel S.A. (Registered)	35,338	300,465
Hermes International S.A.	3,567	814,504
ICADE (REIT)	1,842	193,506
Iliad S.A.	1,399	145,766
Imerys S.A.	2,314	138,611
Ipsen S.A.	1,218	40,374
J.C. Decaux S.A.*	6,292	166,105
Klepierre S.A. (REIT)	7,233	278,950
Lafarge S.A.	14,470	828,502
Lagardere S.C.A.	9,029	352,708
Legrand S.A.	8,948	302,641
L’Oreal S.A.	15,858	1,783,087
LVMH Moet Hennessy Louis Vuitton S.A.	16,191	2,374,988
Metropole Television S.A.	3,743	88,021
Natixis S.A.*	65,655	375,918
Neopost S.A.	2,128	158,365
PagesJaunes Groupe S.A.	6,752	70,701
Pernod-Ricard S.A.	14,172	1,183,349
Peugeot S.A.*	9,923	333,657
PPR S.A.	5,490	888,754
Publicis Groupe S.A.	7,592	360,587
Renault S.A.*	12,588	647,726
Safran S.A.	13,456	378,251
Sanofi-Aventis S.A.	70,719	4,711,925
Schneider Electric S.A.	16,245	2,059,799
SCOR SE	12,749	304,673
Societe BIC S.A.	1,794	144,026
Societe Generale S.A.	41,597	2,395,875
Societe Television Francaise 1 S.A.	8,553	133,156
Sodexo S.A.	5,386	349,501
Suez Environnement Co. S.A.	21,515	397,426
Technip S.A.	7,022	564,696
Thales S.A.	6,448	235,666
Total S.A.	142,285	7,333,037
Unibail-Rodamco S.A. (REIT)	5,865	1,300,462
Vallourec S.A.	7,996	794,323
Veolia Environnement	25,238	664,718
Vinci S.A.	28,377	1,422,445
Vivendi S.A.	81,588	2,230,058

		67,128,526

Germany (2.2%)
Adidas AG	15,233	943,002
Allianz SE (Registered)	30,314	3,425,889
BASF SE	61,389	3,871,014
Bayer AG	55,252	3,852,735
Bayerische Motoren Werke (BMW) AG	23,086	1,618,919
Bayerische Motoren Werke (BMW) AG (Preference)	3,564	$166,238
Beiersdorf AG	7,124	436,060
Celesio AG	6,611	143,839
Commerzbank AG*	47,348	392,447
Continental AG*	2,747	213,494
Daimler AG (Registered)*	60,196	3,812,610
Deutsche Bank AG (Registered)	41,321	2,261,402
Deutsche Boerse AG	12,497	833,853
Deutsche Lufthansa AG (Registered)*	16,556	304,356
Deutsche Post AG (Registered)	58,430	1,059,806
Deutsche Postbank AG*	6,758	229,999
Deutsche Telekom AG (Registered)	187,741	2,568,337
E.ON AG	123,947	3,654,837
Fraport AG	2,367	143,948
Fresenius Medical Care AG & Co. KGaA	12,014	742,009
Fresenius SE	1,887	151,054
Fresenius SE (Preference)	4,563	368,503
GEA Group AG	12,494	312,290
Hannover Rueckversicherung AG (Registered)	5,345	245,849
HeidelbergCement AG	9,615	463,355
Henkel AG & Co. KGaA	7,358	333,173
Henkel AG & Co. KGaA (Preference)	10,832	581,809
Hochtief AG	3,555	307,840
Infineon Technologies AG*	73,971	512,373
K+S AG	10,783	645,547
Linde AG	11,332	1,475,008
MAN SE	7,173	781,896
Merck KGaA	4,367	366,843
Metro AG	8,920	580,649
Muenchener Rueckversicherungs- Gesellschaft AG (Registered)	12,984	1,798,365
Porsche Automobil Holding SE (Preference)	6,214	307,718
Puma AG Rudolf Dassler Sport	363	119,756
RWE AG	27,873	1,882,794
RWE AG (Preference)	2,963	188,858
Salzgitter AG	3,387	219,392
SAP AG	57,122	2,825,570
Siemens AG (Registered)	55,254	5,832,416
Suedzucker AG	3,957	88,495
ThyssenKrupp AG	22,796	743,353
TUI AG*	9,668	118,290
United Internet AG (Registered)	8,501	137,445
Volkswagen AG	1,923	211,898
Volkswagen AG (Preference)	11,905	1,436,797
Wacker Chemie AG	1,404	259,060

		53,971,190

Greece (0.1%)
Alpha Bank AE*	29,232	183,312
Coca Cola Hellenic Bottling Co. S.A.	13,735	362,501
EFG Eurobank Ergasias S.A.*	23,298	140,384
Hellenic Telecommunications Organization S.A.	17,719	127,541
National Bank of Greece S.A.*	41,813	408,701
OPAP S.A.	15,274	241,539
Piraeus Bank S.A.*	23,209	114,852

See Notes to Portfolio of Investments.

EQ ADVISORS TRUST

EQ/GLOBAL MULTI-SECTOR EQUITY PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

September 30, 2010 (Unaudited)

	Number of Shares	Value (Note 1)
Public Power Corp. S.A.	6,674	$103,994

		1,682,824

Hong Kong (1.6%)
ASM Pacific Technology Ltd.	14,000	124,864
Bank of East Asia Ltd.	109,600	464,033
Beijing Enterprises Holdings Ltd.	383,000	2,724,837
Belle International Holdings Ltd.	1,987,000	3,989,955
BOC Hong Kong Holdings Ltd.	247,500	784,717
Cathay Pacific Airways Ltd.	57,000	154,643
Cheung Kong Holdings Ltd.	96,000	1,455,061
Cheung Kong Infrastructure Holdings Ltd.	33,000	130,999
China High Speed Transmission Equipment Group Co., Ltd.‡	742,000	1,610,455
China Mobile Ltd.	467,500	4,787,162
China Resources Power Holdings Co., Ltd.	1,524,200	3,276,730
CLP Holdings Ltd.	122,500	978,093
Esprit Holdings Ltd.	77,233	419,071
Hang Lung Group Ltd.	43,000	280,705
Hang Lung Properties Ltd.	155,000	757,135
Hang Seng Bank Ltd.	51,800	761,760
Henderson Land Development Co., Ltd.	70,000	498,463
Hengan International Group Co., Ltd.	149,000	1,485,420
Hong Kong & China Gas Co., Ltd.	317,800	804,448
Hong Kong Exchanges and Clearing Ltd.	70,800	1,394,310
Hongkong Electric Holdings Ltd.	92,500	562,116
Hopewell Holdings Ltd.	37,000	119,696
Hutchison Whampoa Ltd.	147,000	1,371,698
Hysan Development Co., Ltd.	55,000	197,065
Kerry Properties Ltd.	55,000	299,142
Li & Fung Ltd.	156,000	877,630
Lifestyle International Holdings Ltd.	30,500	75,318
Link REIT (REIT)	141,500	419,456
Mongolia Energy Co., Ltd.*	248,601	103,172
MTR Corp.	80,000	302,622
New World Development Ltd.	185,000	372,916
Noble Group Ltd.	193,181	277,631
NWS Holdings Ltd.	72,000	141,237
Orient Overseas International Ltd.	20,000	159,560
PCCW Ltd.	198,000	71,709
Shanghai Industrial Holdings Ltd.	724,000	3,657,862
Shangri-La Asia Ltd.	98,000	223,059
Sino Land Co., Ltd.	100,000	206,989
Sun Hung Kai Properties Ltd.	98,000	1,692,519
Swire Pacific Ltd., Class A	51,500	709,557
Television Broadcasts Ltd.	16,000	91,354
Wharf Holdings Ltd.	91,000	585,254
Wheelock & Co., Ltd.	67,000	224,086
Wing Hang Bank Ltd.	14,000	167,899
Yue Yuen Industrial Holdings Ltd.	50,000	185,272

		39,977,680

Hungary (0.2%)
MOL Hungarian Oil and Gas plc*	23,369	2,455,789
Richter Gedeon Nyrt	16,348	3,791,715

		6,247,504

India (2.3%)
Asian Paints Ltd.	34,156	2,024,352
Dr. Reddy’s Laboratories Ltd.	101,900	3,269,372
Engineers India Ltd.	172,712	1,341,799
Glenmark Pharmaceuticals Ltd.	384,872	2,567,384
HDFC Bank Ltd.	123,038	$6,816,171
Hindalco Industries Ltd.	527,057	2,311,263
IndusInd Bank Ltd.	552,000	3,266,425
Infosys Technologies Ltd.	120,695	8,193,615
Infrastructure Development Finance Co., Ltd.	750,906	3,388,143
ITC Ltd.	565,216	2,242,751
Jindal Steel & Power Ltd.	110,082	1,732,625
KSK Energy Ventures Ltd.*	341,500	1,321,617
Larsen & Toubro Ltd.	57,843	2,642,937
Nestle India Ltd.	20,842	1,568,727
Reliance Industries Ltd.	159,794	3,510,774
Rural Electrification Corp., Ltd.	296,411	2,321,898
State Bank of India	6,500	468,742
Sun TV Network Ltd.	132,690	1,532,572
Tata Motors Ltd.	202,732	4,954,267
Yes Bank Ltd.	254,726	1,984,918

		57,460,352

Indonesia (0.9%)
PT Astra International Tbk	837,900	5,323,129
PT Bank Central Asia Tbk	5,081,500	3,814,683
PT Bank Rakyat Indonesia	1,931,000	2,163,585
PT Indofood CBP Sukses Makmur Tbk*	755,000	456,384
PT Indofood Sukses Makmur Tbk	4,968,500	3,033,986
PT Indosat Tbk	3,479,500	2,144,230
PT Perusahaan Gas Negara	2,971,500	1,281,824
PT Telekomunikasi Indonesia Tbk	3,317,500	3,419,720

		21,637,541

Ireland (0.1%)
Bank of Ireland*	230,125	194,505
CRH plc	48,154	790,377
Elan Corp. plc*	36,694	206,395
Experian plc	69,818	760,062
James Hardie Industries SE (CDI)*	32,060	173,531
Kerry Group plc, Class A	10,614	372,374
Shire plc	38,171	859,867

		3,357,111

Israel (0.2%)
Bank Hapoalim B.M.*	61,412	281,062
Bank Leumi Le-Israel B.M.*	74,404	345,628
Bezeq Israeli Telecommunication Corp., Ltd.	117,836	293,749
Cellcom Israel Ltd.	2,529	77,209
Delek Group Ltd.	318	87,305
Discount Investment Corp.	1,305	26,054
Elbit Systems Ltd.	1,039	55,367
Israel Chemicals Ltd.	31,673	446,782
Israel Corp., Ltd.*	171	163,376
Israel Discount Bank Ltd., Class A*	22,041	43,720
Makhteshim-Agan Industries Ltd.*	14,770	54,743
Mizrahi Tefahot Bank Ltd.	4,567	42,317
NICE Systems Ltd.*	4,118	126,850
Partner Communications Co., Ltd.	4,716	87,396
Teva Pharmaceutical Industries Ltd.	62,500	3,394,053

		5,525,611

Italy (0.8%)
A2A S.p.A.	92,496	141,857
Assicurazioni Generali S.p.A.	77,580	1,562,089
Atlantia S.p.A.	18,840	390,391
Autogrill S.p.A.*	4,409	55,297
Banca Carige S.p.A.	46,932	109,278
Banca Monte dei Paschi di Siena S.p.A.*	169,125	234,249

See Notes to Portfolio of Investments.

EQ ADVISORS TRUST

EQ/GLOBAL MULTI-SECTOR EQUITY PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

September 30, 2010 (Unaudited)

	Number of Shares	Value (Note 1)
Banca Popolare di Milano S.c.a.r.l.	28,374	$135,383
Banco Popolare S.c.a.r.l.	48,973	293,087
Enel S.p.A.	433,833	2,312,463
ENI S.p.A.	175,454	3,786,341
Exor S.p.A.	3,985	92,353
Fiat S.p.A.	52,105	804,084
Finmeccanica S.p.A.	29,588	351,527
Intesa Sanpaolo S.p.A. (BATS Europe Exchange)	66,865	172,189
Intesa Sanpaolo S.p.A. (XetraIntlMkt Exchange)	504,864	1,639,770
Luxottica Group S.p.A.	9,992	273,249
Mediaset S.p.A.	57,034	404,308
Mediobanca S.p.A.*	37,338	347,145
Mediolanum S.p.A.	21,400	95,179
Parmalat S.p.A.	106,608	273,517
Pirelli & C. S.p.A.	14,796	120,419
Prysmian S.p.A.	9,249	168,957
Saipem S.p.A.	17,946	718,778
Snam Rete Gas S.p.A.	82,735	419,009
Telecom Italia S.p.A.	637,294	890,511
Telecom Italia S.p.A. (RNC)	407,240	458,848
Terna Rete Elettrica Nazionale S.p.A.	88,019	374,075
UniCredit S.p.A.	911,733	2,327,989
Unione di Banche Italiane S.c.p.A.	43,642	423,009

		19,375,351

Japan (6.0%)
77 Bank Ltd.	22,000	111,476
ABC-Mart, Inc.	2,500	76,965
Acom Co., Ltd.	3,070	46,447
Advantest Corp.	9,500	189,021
Aeon Co., Ltd.	40,100	430,398
Aeon Credit Service Co., Ltd.	2,900	31,230
Aeon Mall Co., Ltd.	7,100	172,567
Air Water, Inc.	8,000	95,065
Aisin Seiki Co., Ltd.	14,400	449,181
Ajinomoto Co., Inc.	41,000	401,258
Alfresa Holdings Corp.	2,300	98,083
All Nippon Airways Co., Ltd.*	44,000	162,865
Amada Co., Ltd.	25,000	171,299
Aozora Bank Ltd.	41,000	60,410
Asahi Breweries Ltd.	27,000	540,129
Asahi Glass Co., Ltd.	73,000	744,166
Asahi Kasei Corp.	79,000	435,314
Asics Corp.	9,000	91,747
Astellas Pharma, Inc.	29,800	1,076,270
Bank of Kyoto Ltd.	27,000	218,963
Bank of Yokohama Ltd.	75,000	350,383
Benesse Holdings, Inc.	5,000	240,776
Bridgestone Corp.	41,400	754,305
Brother Industries Ltd.	18,000	222,305
Canon Marketing Japan, Inc.	2,100	28,904
Canon, Inc.	75,700	3,532,002
Casio Computer Co., Ltd.	15,900	117,898
Central Japan Railway Co.	97	713,440
Chiba Bank Ltd.	46,000	268,352
Chiyoda Corp.	9,000	73,634
Chubu Electric Power Co., Inc.	43,600	1,077,465
Chugai Pharmaceutical Co., Ltd.	17,600	323,412
Chugoku Bank Ltd.	12,000	145,903
Chugoku Electric Power Co., Inc.	21,100	416,288
Chuo Mitsui Trust Holdings, Inc.	72,000	238,908
Citizen Holdings Co., Ltd.	21,100	126,630
Coca-Cola West Co., Ltd.	1,800	30,359
Cosmo Oil Co., Ltd.	36,000	$94,011
Credit Saison Co., Ltd.	12,900	172,453
Dai Nippon Printing Co., Ltd.	35,000	427,228
Daicel Chemical Industries Ltd.	16,000	107,714
Daido Steel Co., Ltd.	14,000	68,088
Daihatsu Motor Co., Ltd.	16,000	214,087
Dai-ichi Life Insurance Co., Ltd.	559	674,978
Daiichi Sankyo Co., Ltd.	43,800	890,901
Daikin Industries Ltd.	16,300	613,105
Dainippon Sumitomo Pharma Co., Ltd.	16,400	137,322
Daito Trust Construction Co., Ltd.	5,400	322,784
Daiwa House Industry Co., Ltd.	26,000	261,620
Daiwa Securities Group, Inc.	121,400	490,079
DeNA Co., Ltd.	4,500	141,717
Denki Kagaku Kogyo KK	32,000	137,614
Denso Corp.	31,900	945,765
Dentsu, Inc.	9,786	226,714
Dowa Holdings Co., Ltd.	14,000	83,349
East Japan Railway Co.	22,537	1,360,643
Eisai Co., Ltd.	16,000	559,463
Electric Power Development Co., Ltd.	6,000	180,402
Elpida Memory, Inc.*	12,000	137,997
FamilyMart Co., Ltd.	2,800	100,388
Fanuc Ltd.	12,800	1,629,899
Fast Retailing Co., Ltd.	3,300	464,878
Fuji Electric Holdings Co., Ltd.	34,000	89,195
Fuji Heavy Industries Ltd.	33,000	210,302
Fuji Media Holdings, Inc.	50	63,668
Fujifilm Holdings Corp.	30,600	1,013,524
Fujitsu Ltd.	121,000	849,377
Fukuoka Financial Group, Inc.	62,000	248,059
Furukawa Electric Co., Ltd.	36,000	135,410
GS Yuasa Corp.	21,000	147,664
Gunma Bank Ltd.	32,000	167,513
Hachijuni Bank Ltd.	30,000	156,684
Hakuhodo DY Holdings, Inc.	1,230	59,526
Hamamatsu Photonics KK	2,700	88,070
Hankyu Hanshin Holdings, Inc.	86,000	413,105
Hino Motors Ltd.	11,000	53,103
Hirose Electric Co., Ltd.	2,400	241,782
Hiroshima Bank Ltd.	44,000	179,205
Hisamitsu Pharmaceutical Co., Inc.	5,700	232,834
Hitachi Chemical Co., Ltd.	9,100	169,835
Hitachi Construction Machinery Co., Ltd.	5,800	125,407
Hitachi High-Technologies Corp.	6,800	125,443
Hitachi Ltd.	295,200	1,290,704
Hitachi Metals Ltd.	15,000	176,629
Hokkaido Electric Power Co., Inc.	14,600	290,671
Hokuhoku Financial Group, Inc.	89,000	163,117
Hokuriku Electric Power Co.	13,300	303,663
Honda Motor Co., Ltd.	111,600	3,961,078
HOYA Corp.	29,600	721,562
Ibiden Co., Ltd.	7,700	195,452
Idemitsu Kosan Co., Ltd.	1,500	128,654
IHI Corp.	93,000	178,246
INPEX Corp.	145	682,619
Isetan Mitsukoshi Holdings Ltd.	27,700	287,684
Isuzu Motors Ltd.	75,000	289,291
Ito En Ltd.	2,600	42,700
ITOCHU Corp.	99,000	906,037
ITOCHU Techno-Solutions Corp.	1,100	35,920
Iyo Bank Ltd.	21,000	170,304

See Notes to Portfolio of Investments.

EQ ADVISORS TRUST

EQ/GLOBAL MULTI-SECTOR EQUITY PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

September 30, 2010 (Unaudited)

	Number of Shares	Value (Note 1)
J. Front Retailing Co., Ltd.	35,000	$162,674
Jafco Co., Ltd.	1,200	28,333
Japan Petroleum Exploration Co.	1,700	64,045
Japan Prime Realty Investment Corp. (REIT)	41	90,271
Japan Real Estate Investment Corp. (REIT)	38	345,496
Japan Retail Fund Investment Corp. (REIT)	117	164,680
Japan Steel Works Ltd.	20,000	188,309
Japan Tobacco, Inc.	295	982,038
JFE Holdings, Inc.	32,900	1,006,154
JGC Corp.	12,000	208,289
Joyo Bank Ltd.	54,000	235,458
JS Group Corp.	15,000	294,142
JSR Corp.	12,200	207,669
JTEKT Corp.	16,400	151,073
Jupiter Telecommunications Co., Ltd.	182	196,215
JX Holdings, Inc.	146,533	849,568
Kajima Corp.	60,000	144,466
Kamigumi Co., Ltd.	17,000	126,258
Kaneka Corp.	19,000	114,027
Kansai Electric Power Co., Inc.	50,300	1,221,348
Kansai Paint Co., Ltd.	12,000	102,204
Kao Corp.	35,000	852,779
Kawasaki Heavy Industries Ltd.	83,000	235,637
Kawasaki Kisen Kaisha Ltd.	38,000	142,932
KDDI Corp.	190	909,260
Keihin Electric Express Railway Co., Ltd.	35,000	338,345
Keio Corp.	46,000	316,291
Keisei Electric Railway Co., Ltd.	17,000	109,152
Keyence Corp.	3,000	652,611
Kikkoman Corp.	11,000	121,358
Kinden Corp.	6,000	54,193
Kintetsu Corp.	120,000	405,367
Kirin Holdings Co., Ltd.	54,000	766,531
Kobe Steel Ltd.	171,000	401,485
Koito Manufacturing Co., Ltd.	6,000	91,998
Komatsu Ltd.	62,900	1,460,232
Konami Corp.	6,800	120,067
Konica Minolta Holdings, Inc.	30,000	292,525
Kubota Corp.	74,000	677,240
Kuraray Co., Ltd.	27,000	340,896
Kurita Water Industries Ltd.	9,100	252,572
Kyocera Corp.	10,700	1,011,296
Kyowa Hakko Kirin Co., Ltd.	22,000	217,944
Kyushu Electric Power Co., Inc.	23,700	541,114
Lawson, Inc.	3,500	160,368
Mabuchi Motor Co., Ltd.	1,700	86,955
Makita Corp.	6,400	202,932
Marubeni Corp.	120,000	678,486
Marui Group Co., Ltd.	14,100	105,564
Maruichi Steel Tube Ltd.	400	7,667
Matsui Securities Co., Ltd.	3,800	21,258
Mazda Motor Corp.	102,300	246,314
McDonald’s Holdings Co. Japan Ltd.	6,710	161,561
Medipal Holdings Corp.	9,700	123,283
MEIJI Holdings Co., Ltd.	5,822	274,083
Minebea Co., Ltd.	24,000	123,622
Mitsubishi Chemical Holdings Corp.	74,500	378,390
Mitsubishi Corp.	89,900	2,133,348
Mitsubishi Electric Corp.	128,000	1,100,910
Mitsubishi Estate Co., Ltd.	78,000	1,268,855
Mitsubishi Gas Chemical Co., Inc.	26,000	151,054
Mitsubishi Heavy Industries Ltd.	196,000	$723,143
Mitsubishi Logistics Corp.	6,000	71,945
Mitsubishi Materials Corp.*	90,000	258,745
Mitsubishi Motors Corp.*	267,000	348,622
Mitsubishi Tanabe Pharma Corp.	12,000	195,496
Mitsubishi UFJ Financial Group, Inc.	853,900	3,979,002
Mitsubishi UFJ Lease & Finance Co., Ltd.	4,110	144,500
Mitsui & Co., Ltd.	116,300	1,730,290
Mitsui Chemicals, Inc.	44,000	118,591
Mitsui Engineering & Shipbuilding Co., Ltd.	50,000	113,201
Mitsui Fudosan Co., Ltd.	55,000	927,647
Mitsui Mining & Smelting Co., Ltd.	32,000	91,615
Mitsui O.S.K. Lines Ltd.	74,000	465,381
Mitsumi Electric Co., Ltd.	5,300	81,265
Mizuho Financial Group, Inc.	1,356,964	1,983,105
Mizuho Securities Co., Ltd.	53,000	121,263
Mizuho Trust & Banking Co., Ltd.*	141,000	118,232
MS&AD Insurance Group Holdings, Inc.	37,807	868,184
Murata Manufacturing Co., Ltd.	13,900	732,631
Namco Bandai Holdings, Inc.	12,600	116,823
NEC Corp.	163,000	433,469
NGK Insulators Ltd.	15,000	249,221
NGK Spark Plug Co., Ltd.	12,000	160,565
NHK Spring Co., Ltd.	9,000	74,497
Nidec Corp.	7,100	631,073
Nikon Corp.	20,000	370,867
Nintendo Co., Ltd.	6,600	1,649,209
Nippon Building Fund, Inc. (REIT)	40	350,264
Nippon Electric Glass Co., Ltd.	26,000	354,432
Nippon Express Co., Ltd.	67,000	254,420
Nippon Meat Packers, Inc.	16,000	195,879
Nippon Paper Group, Inc.	7,792	194,987
Nippon Sheet Glass Co., Ltd.	45,000	98,107
Nippon Steel Corp.	341,000	1,160,086
Nippon Telegraph & Telephone Corp.	34,159	1,491,490
Nippon Yusen KK	94,000	385,098
Nishi-Nippon City Bank Ltd.	42,000	120,244
Nissan Chemical Industries Ltd.	9,000	101,449
Nissan Motor Co., Ltd.	172,600	1,507,252
Nissha Printing Co., Ltd.	1,600	36,358
Nisshin Seifun Group, Inc.	12,500	164,261
Nisshin Steel Co., Ltd.	41,000	73,179
Nisshinbo Holdings, Inc.	7,000	70,184
Nissin Food Holdings Co., Ltd.	6,000	216,699
Nitori Holdings Co., Ltd.	3,050	255,019
Nitto Denko Corp.	10,200	398,934
NKSJ Holdings, Inc.*	102,125	641,034
NOK Corp.	7,800	135,762
Nomura Holdings, Inc.	246,300	1,191,965
Nomura Real Estate Holdings, Inc.	6,700	95,107
Nomura Real Estate Office Fund, Inc. (REIT)	17	94,388
Nomura Research Institute Ltd.	8,500	159,757
NSK Ltd.	37,000	250,862
NTN Corp.	31,000	133,685
NTT Data Corp.	85	268,705
NTT DoCoMo, Inc.	1,019	1,696,706
NTT Urban Development Corp.	67	56,342
Obayashi Corp.	54,000	214,758
Obic Co., Ltd.	340	64,269
Odakyu Electric Railway Co., Ltd.	48,000	443,891

See Notes to Portfolio of Investments.

EQ ADVISORS TRUST

EQ/GLOBAL MULTI-SECTOR EQUITY PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

September 30, 2010 (Unaudited)

	Number of Shares	Value (Note 1)
OJI Paper Co., Ltd.	67,000	$296,155
Olympus Corp.	16,000	418,975
Omron Corp.	15,600	354,308
Ono Pharmaceutical Co., Ltd.	6,700	291,741
Oracle Corp. Japan	2,200	104,756
Oriental Land Co., Ltd.	4,000	372,784
ORIX Corp.	6,870	525,043
Osaka Gas Co., Ltd.	121,000	436,284
Otsuka Corp.	700	46,454
Panasonic Corp.	131,800	1,785,647
Panasonic Electric Works Co., Ltd.	29,000	384,559
Rakuten, Inc.	469	343,267
Resona Holdings, Inc.	37,605	337,400
Ricoh Co., Ltd.	44,000	620,364
Rinnai Corp.	3,400	199,976
Rohm Co., Ltd.	7,300	450,347
Sankyo Co., Ltd.	4,100	217,082
Santen Pharmaceutical Co., Ltd.	4,800	166,229
Sanyo Electric Co., Ltd.*	137,000	226,473
Sapporo Hokuyo Holdings, Inc.	15,487	71,610
Sapporo Holdings Ltd.	15,000	70,256
SBI Holdings, Inc.	1,119	140,344
Secom Co., Ltd.	13,500	609,667
Sega Sammy Holdings, Inc.	10,500	160,494
Seiko Epson Corp.	11,500	174,263
Sekisui Chemical Co., Ltd.	36,000	217,777
Sekisui House Ltd.	41,000	368,352
Senshu Ikeda Holdings, Inc.	35,511	53,173
Seven & I Holdings Co., Ltd.	50,900	1,192,626
Seven Bank Ltd.	45	80,588
Sharp Corp.	65,000	647,041
Shikoku Electric Power Co., Inc.	13,600	390,177
Shimadzu Corp.	17,000	130,738
Shimamura Co., Ltd.	1,200	111,404
Shimano, Inc.	5,000	264,734
Shimizu Corp.	51,000	188,776
Shin-Etsu Chemical Co., Ltd.	27,600	1,343,963
Shinko Electric Industries Co., Ltd.	4,000	44,226
Shinsei Bank Ltd.*	72,000	50,886
Shionogi & Co., Ltd.	18,000	329,468
Shiseido Co., Ltd.	22,000	493,867
Shizuoka Bank Ltd.	46,000	396,191
Showa Denko KK	114,000	218,495
Showa Shell Sekiyu KK	11,600	88,654
SMC Corp.	3,400	448,419
Softbank Corp.	53,700	1,756,764
Sojitz Corp.	103,900	186,691
Sony Corp.	67,300	2,080,753
Sony Financial Holdings, Inc.	71	231,337
Square Enix Holdings Co., Ltd.	6,100	136,717
Stanley Electric Co., Ltd.	11,400	181,624
Sumco Corp.*	6,200	96,699
Sumitomo Chemical Co., Ltd.	99,000	434,044
Sumitomo Corp.	80,700	1,040,168
Sumitomo Electric Industries Ltd.	55,200	673,138
Sumitomo Heavy Industries Ltd.	34,000	175,132
Sumitomo Metal Industries Ltd.	244,000	616,723
Sumitomo Metal Mining Co., Ltd.	34,000	519,286
Sumitomo Mitsui Financial Group, Inc.	89,607	2,610,496
Sumitomo Realty & Development Co., Ltd.	24,000	495,927
Sumitomo Rubber Industries Ltd.	10,600	103,486
Sumitomo Trust & Banking Co., Ltd.	89,000	445,640
Suruga Bank Ltd.	13,000	114,614
Suzuken Co., Ltd.	4,800	$158,869
Suzuki Motor Corp.	21,900	460,666
Sysmex Corp.	2,100	145,652
T&D Holdings, Inc.	17,550	365,800
Taiheiyo Cement Corp.*	48,000	56,349
Taisei Corp.	67,000	138,045
Taisho Pharmaceutical Co., Ltd.	10,000	202,324
Taiyo Nippon Sanso Corp.	24,000	204,121
Takashimaya Co., Ltd.	22,000	169,717
Takeda Pharmaceutical Co., Ltd.	50,300	2,310,739
TDK Corp.	7,800	434,943
Teijin Ltd.	70,000	231,433
Terumo Corp.	10,800	573,119
THK Co., Ltd.	8,300	155,501
Tobu Railway Co., Ltd.	63,000	362,997
Toho Co., Ltd.	7,000	112,614
Toho Gas Co., Ltd.	32,000	158,313
Tohoku Electric Power Co., Inc.	31,000	685,506
Tokio Marine Holdings, Inc.	47,900	1,292,175
Tokuyama Corp.	19,000	96,502
Tokyo Electric Power Co., Inc.	81,600	1,990,149
Tokyo Electron Ltd.	11,100	556,463
Tokyo Gas Co., Ltd.	164,000	744,562
Tokyo Steel Manufacturing Co., Ltd.	5,300	62,536
Tokyo Tatemono Co., Ltd.	20,000	76,665
Tokyu Corp.	88,000	388,979
Tokyu Land Corp.	31,000	128,486
TonenGeneral Sekiyu KK	24,000	222,233
Toppan Printing Co., Ltd.	43,000	336,356
Toray Industries, Inc.	97,000	540,309
Toshiba Corp.	267,000	1,292,142
Tosoh Corp.	30,000	80,858
TOTO Ltd.	15,000	102,779
Toyo Seikan Kaisha Ltd.	12,800	230,609
Toyo Suisan Kaisha Ltd.	4,000	82,463
Toyoda Gosei Co., Ltd.	5,700	125,635
Toyota Boshoku Corp.	6,200	103,160
Toyota Industries Corp.	13,300	355,123
Toyota Motor Corp.	187,900	6,748,014
Toyota Tsusho Corp.	17,400	256,373
Trend Micro, Inc.	8,500	253,636
Tsumura & Co.	2,700	83,963
Ube Industries Ltd.	74,000	163,991
Unicharm Corp.	9,600	386,392
UNY Co., Ltd.	10,000	79,061
Ushio, Inc.	6,900	116,130
USS Co., Ltd.	1,250	93,286
West Japan Railway Co.	105	376,581
Yahoo! Japan Corp.	978	337,872
Yakult Honsha Co., Ltd.	8,000	247,053
Yamada Denki Co., Ltd.	5,450	338,177
Yamaguchi Financial Group, Inc.	17,000	160,266
Yamaha Corp.	10,100	117,236
Yamaha Motor Co., Ltd.*	14,900	223,643
Yamato Holdings Co., Ltd.	24,000	290,369
Yamato Kogyo Co., Ltd.	2,200	53,287
Yamazaki Baking Co., Ltd.	7,000	85,362
Yaskawa Electric Corp.	16,000	128,989
Yokogawa Electric Corp.	15,500	105,462

		147,497,708

Lebanon (0.2%)
Banque Audi sal-Audi Saradar Group (GDR)*	236,779	2,104,965

See Notes to Portfolio of Investments.

EQ ADVISORS TRUST

EQ/GLOBAL MULTI-SECTOR EQUITY PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

September 30, 2010 (Unaudited)

	Number of Shares	Value (Note 1)
BLOM Bank SAL (GDR)	18,256	$1,729,756

		3,834,721

Luxembourg (0.1%)
ArcelorMittal S.A.	56,797	1,870,673
Millicom International Cellular S.A. (SDR)	4,805	458,376
SES S.A. (FDR)	22,367	537,723
Tenaris S.A.	32,622	625,720

		3,492,492

Macau (0.0%)
Sands China Ltd.*	171,987	310,332
Wynn Macau Ltd.*	84,800	146,673

		457,005

Malaysia (0.3%)
Axiata Group Bhd*	3,571,300	5,067,151
Sime Darby Bhd	773,600	2,130,094

		7,197,245

Mexico (1.1%)
America Movil S.A.B. de C.V. (Frankfurt Exchange) (ADR)	223,949	11,943,200
America Movil S.A.B. de C.V. (New York Exchange) (ADR)	15,200	810,616
Desarrolladora Homex S.A.B. de C.V. (ADR)*	9,475	306,706
Empresas ICA S.A.B. de C.V.*	494,000	1,199,557
Fomento Economico Mexicano S.A.B. de C.V. (ADR)	109,500	5,554,935
Fresnillo plc	12,043	234,966
Genomma Lab Internacional S.A. de C.V., Class B*	632,200	1,214,067
Grupo Financiero Banorte S.A.B. de C.V., Class O	715,724	2,714,851
Wal-Mart de Mexico S.A.B. de C.V.	1,370,400	3,447,301

		27,426,199

Netherlands (1.3%)
Aegon N.V.*	99,569	596,566
Akzo Nobel N.V.	16,000	987,102
ASML Holding N.V.	29,881	892,510
Corio N.V. (REIT)	4,662	318,727
Delta Lloyd N.V.	2,709	50,632
European Aeronautic Defence and Space Co. N.V.*	27,576	687,764
Fugro N.V. (CVA)	4,525	297,547
Heineken Holding N.V.	7,786	340,612
Heineken N.V.	17,713	918,561
ING Groep N.V. (CVA)*	256,670	2,662,780
Koninklijke (Royal) KPN N.V.	109,353	1,691,261
Koninklijke Ahold N.V.	76,277	1,028,200
Koninklijke Boskalis Westminster N.V.	5,373	225,492
Koninklijke DSM N.V.	11,889	609,084
Koninklijke Philips Electronics N.V.	64,594	2,030,172
Koninklijke Vopak N.V.	4,736	226,037
QIAGEN N.V.*	12,885	230,547
Randstad Holding N.V.*	7,356	334,185
Reed Elsevier N.V.	48,768	614,967
Royal Dutch Shell plc, Class A	241,174	7,258,962
Royal Dutch Shell plc, Class B	183,283	5,346,661
SBM Offshore N.V.	9,584	181,609
TNT N.V.	26,661	716,372
Unilever N.V. (CVA)	108,993	3,257,720
Wolters Kluwer N.V.	22,189	$465,837

		31,969,907

New Zealand (0.0%)
Auckland International Airport Ltd.	44,662	67,175
Contact Energy Ltd.*	16,158	67,100
Fletcher Building Ltd.	50,744	300,081
Sky City Entertainment Group Ltd.	40,683	84,473
Telecom Corp. of New Zealand Ltd.	162,029	240,139

		758,968

Norway (0.2%)
Aker Solutions ASA	9,235	133,865
DnB NOR ASA	64,877	883,059
Norsk Hydro ASA	62,749	378,768
Orkla ASA	44,060	406,052
Renewable Energy Corp. ASA*	37,110	125,695
Statoil ASA	78,541	1,638,622
Telenor ASA	59,900	938,046
Yara International ASA	12,650	572,150

		5,076,257

Peru (0.2%)
Cia de Minas Buenaventura S.A. (ADR)	52,940	2,391,829
Credicorp Ltd.	31,570	3,595,823

		5,987,652

Philippines (0.5%)
Ayala Corp.	227,870	2,121,629
Metro Pacific Investments Corp.	25,464,000	2,181,717
Metropolitan Bank & Trust	1,532,250	2,442,313
Philippine Long Distance Telephone Co.	36,850	2,196,641
SM Investments Corp.	185,780	2,413,002

		11,355,302

Poland (0.7%)
Central European
Distribution Corp.*	89,307	1,993,332
Polski Koncern Naftowy Orlen S.A.*	236,366	3,252,538
Powszechna Kasa Oszczednosci Bank Polski S.A.*	327,852	4,967,096
Powszechny Zaklad Ubezpieczen S.A.	21,366	3,013,592
Telekomunikacja Polska S.A.	726,012	4,490,667

		17,717,225

Portugal (0.2%)
Banco Comercial Portugues S.A. (Registered)	145,633	126,863
Banco Espirito Santo S.A. (Registered)	39,004	180,520
Brisa Auto-Estradas de Portugal S.A.	13,980	90,145
Cimpor Cimentos de Portugal SGPS S.A.	15,910	102,417
EDP - Energias de Portugal S.A.	115,154	394,657
Galp Energia SGPS S.A., Class B	12,506	215,838
Jeronimo Martins SGPS S.A.	225,891	3,020,949
Portugal Telecom SGPS S.A. (Registered)	33,261	443,909

		4,575,298

Russia (0.8%)
LUKOIL OAO (Chi-X Alt TS Exchange) (ADR)	3,120	177,216
LUKOIL OAO (OTC Exchange) (ADR)	121,775	6,904,642
Protek*	475,400	950,800
Rosneft Oil Co. (GDR)*	486,716	3,246,396
RusHydro OJSC*	9,207,306	471,414

See Notes to Portfolio of Investments.

EQ ADVISORS TRUST

EQ/GLOBAL MULTI-SECTOR EQUITY PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

September 30, 2010 (Unaudited)

	Number of Shares	Value (Note 1)
Sberbank of Russian Federation	1,021,975	$2,866,640
Wimm-Bill-Dann Foods OJSC (ADR)	110,768	2,505,572
X5 Retail Group N.V. (GDR)(m)*	55,218	2,208,720

		19,331,400

Singapore (0.6%)
Ascendas Real Estate Investment
Trust (REIT)	114,000	189,841
CapitaLand Ltd.	169,000	521,740
CapitaMall Trust (REIT)	172,000	281,195
CapitaMalls Asia Ltd.	85,564	140,535
City Developments Ltd.	42,000	407,513
ComfortDelgro Corp., Ltd.	131,000	151,411
Cosco Corp. (Singapore) Ltd.	45,000	60,566
DBS Group Holdings Ltd.	120,000	1,284,769
Fraser and Neave Ltd.	66,000	326,211
Genting Singapore plc*	358,457	506,980
Golden Agri-Resources Ltd.	5,943,225	2,575,955
Jardine Cycle & Carriage Ltd.	9,000	268,953
Keppel Corp., Ltd.	86,000	587,240
Keppel Land Ltd.	31,000	95,468
Neptune Orient Lines Ltd.*	41,750	62,858
Olam International Ltd.	99,000	245,411
Oversea-Chinese Banking Corp., Ltd.	174,000	1,170,938
SembCorp Industries Ltd.	85,000	281,804
SembCorp Marine Ltd.	73,000	218,151
Singapore Airlines Ltd.	31,000	384,701
Singapore Exchange Ltd.	55,000	377,234
Singapore Press Holdings Ltd.	115,000	371,645
Singapore Technologies Engineering Ltd.	105,000	268,269
Singapore Telecommunications Ltd.	557,000	1,329,922
StarHub Ltd.	61,288	120,236
United Overseas Bank Ltd.	85,000	1,184,092
UOL Group Ltd.	31,000	109,140
Wilmar International Ltd.	130,000	594,099

		14,116,877

South Africa (1.3%)
AVI Ltd.	765,482	2,988,238
Clicks Group Ltd.	661,900	4,197,264
Impala Platinum Holdings Ltd.	208,400	5,381,730
Imperial Holdings Ltd.	146,300	2,381,225
MTN Group Ltd.	460,498	8,324,343
Naspers Ltd., Class N	129,356	6,324,669
Pick n Pay Stores Ltd.	332,426	2,061,253

		31,658,722

South Korea (2.6%)
Amorepacific Corp.	1,644	1,652,290
Cheil Industries, Inc.	28,680	2,510,207
Cheil Worldwide, Inc.	174,917	2,078,602
GS Engineering & Construction Corp.	13,990	1,076,012
Hyundai Engineering & Construction Co., Ltd.	36,149	2,298,446
Hyundai Mobis	14,896	3,357,397
Hyundai Motor Co.	40,117	5,382,943
Hyundai Steel Co.	16,047	1,646,568
KB Financial Group, Inc.	74,955	3,221,044
KT Corp.	43,780	1,754,656
KT Corp. (ADR)	8,500	173,910
LG Chem Ltd.	17,483	5,113,423
LG Display Co., Ltd.	47,090	1,627,140
LG Display Co., Ltd. (ADR)	24,300	423,792
NHN Corp.*	14,592	2,508,250
OCI Co., Ltd.	8,246	$2,556,423
Samsung C&T Corp.	9,024	492,254
Samsung Electronics Co., Ltd. (Preference)	3,691	1,803,014
Samsung Electronics Co., Ltd.	16,762	11,422,121
Samsung Fire & Marine Insurance Co., Ltd.	15,197	2,598,917
Shinhan Financial Group Co., Ltd.	83,393	3,192,374
Shinsegae Co., Ltd.	4,097	2,159,436
SSCP Co., Ltd.*	83,127	540,936
Woongjin Coway Co., Ltd.	91,758	3,572,949

		63,163,104

Spain (1.1%)
Abertis Infraestructuras S.A.	22,051	410,934
Acciona S.A.	1,956	165,217
Acerinox S.A.	3,181	56,613
ACS Actividades de Construccion y Servicios S.A.	8,066	402,727
Banco Bilbao Vizcaya Argentaria S.A.	237,103	3,201,600
Banco de Sabadell S.A.	70,039	350,796
Banco de Valencia S.A.	11,451	65,252
Banco Popular Espanol S.A.	56,265	356,670
Banco Santander S.A.	553,601	7,031,508
Bankinter S.A.	19,397	134,780
Criteria Caixacorp S.A.	67,884	356,568
EDP Renovaveis S.A.*	19,372	109,597
Enagas S.A.	12,072	244,636
Ferrovial S.A.	32,183	300,928
Fomento de Construcciones y Contratas S.A.	2,227	61,569
Gamesa Corp. Tecnologica S.A.*	10,038	70,269
Gas Natural SDG S.A.	16,963	252,870
Gestevision Telec Inc.o S.A.	5,555	61,189
Grifols S.A.	8,118	116,423
Iberdrola Renovables S.A.	66,503	221,030
Iberdrola S.A.	272,776	2,098,417
Iberia Lineas Aereas de Espana S.A.*	45,412	175,261
Inditex S.A.	15,045	1,195,123
Indra Sistemas S.A.	6,558	125,073
Mapfre S.A.	65,013	197,820
Red Electrica Corporacion S.A.	6,880	323,534
Repsol YPF S.A.	47,869	1,233,039
Telefonica S.A.	277,588	6,874,033
Zardoya Otis S.A.	10,459	187,210

		26,380,686

Sweden (0.9%)
Alfa Laval AB	26,169	458,516
Assa Abloy AB, Class B	19,592	494,135
Atlas Copco AB, Class A	43,054	831,014
Atlas Copco AB, Class B	30,164	530,751
Boliden AB	15,665	237,287
Electrolux AB, Class B	14,631	360,329
Getinge AB, Class B	15,801	369,218
Hennes & Mauritz AB, Class B	69,318	2,510,333
Hexagon AB, Class B	10,575	226,864
Holmen AB, Class B	2,875	88,677
Husqvarna AB, Class B	35,404	262,102
Investor AB, Class B	29,108	591,199
Kinnevik Investment AB, Class B	18,226	385,863
Modern Times Group AB, Class B	2,805	209,116
Nordea Bank AB	216,004	2,249,658
Ratos AB, Class B	8,893	307,149

See Notes to Portfolio of Investments.

EQ ADVISORS TRUST

EQ/GLOBAL MULTI-SECTOR EQUITY PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

September 30, 2010 (Unaudited)

	Number of Shares	Value (Note 1)
Sandvik AB	65,953	$1,010,770
Scania AB, Class B	24,544	541,833
Securitas AB, Class B	25,760	277,460
Skandinaviska Enskilda Banken AB, Class A	96,669	716,805
Skanska AB, Class B	27,529	504,400
SKF AB, Class B	24,619	566,134
SSAB AB, Class A	9,839	156,919
SSAB AB, Class B	8,814	123,769
Svenska Cellulosa AB, Class B	41,252	627,316
Svenska Handelsbanken AB, Class A	31,891	1,045,157
Swedbank AB, Class A*	44,618	618,596
Swedish Match AB	13,318	355,260
Tele2 AB, Class B	21,456	450,425
Telefonaktiebolaget LM Ericsson, Class B	204,723	2,247,584
TeliaSonera AB	145,498	1,178,602
Volvo AB, Class B*	70,479	1,035,172

		21,568,413

Switzerland (2.4%)
ABB Ltd. (Registered)*	149,543	3,151,718
ACE Ltd.	23,260	1,354,895
Actelion Ltd. (Registered)*	7,374	295,440
Adecco S.A. (Registered)	8,143	425,526
Aryzta AG	5,931	259,536
Baloise Holding AG (Registered)	3,547	319,813
Cie Financiere Richemont S.A., Class A	36,566	1,760,482
Credit Suisse Group AG (Registered)	77,263	3,302,342
GAM Holding Ltd.*	15,892	240,972
Geberit AG (Registered)	2,257	401,949
Givaudan S.A. (Registered)	533	544,580
Holcim Ltd. (Registered)	16,986	1,090,741
Julius Baer Group Ltd.	12,092	440,168
Kuehne + Nagel International AG (Registered)	3,016	362,172
Lindt & Spruengli AG	57	136,663
Lindt & Spruengli AG (Registered)	7	195,543
Logitech International S.A. (Registered)*	10,589	184,484
Lonza Group AG (Registered)	3,207	273,981
Nestle S.A. (Registered)	235,617	12,552,333
Nobel Biocare Holding AG (Registered)	7,380	132,557
Novartis AG (Registered)	143,824	8,247,578
Pargesa Holding S.A.	1,892	138,148
Roche Holding AG	47,806	6,528,841
Schindler Holding AG	3,285	352,352
Schindler Holding AG (Registered)	1,962	209,647
SGS S.A. (Registered)	324	523,596
Sika AG	110	202,951
Sonova Holding AG (Registered)	2,575	314,456
STMicroelectronics N.V.	49,360	377,901
Straumann Holding AG (Registered)	491	109,577
Swatch Group AG	2,230	838,987
Swatch Group AG (Registered)	3,720	257,048
Swiss Life Holding AG (Registered)*	2,140	243,694
Swiss Reinsurance Co., Ltd. (Registered)	24,456	1,072,415
Swisscom AG (Registered)	1,605	647,292
Syngenta AG (Registered)	6,158	1,530,335
Tyco International Ltd.	35,265	1,295,283
UBS AG (Registered)*	249,457	4,234,410
Xstrata plc	137,865	2,637,849
Zurich Financial Services AG	10,280	$2,409,285

		59,597,540

Taiwan (1.5%)
Acer, Inc.	669,836	1,702,382
Asustek Computer, Inc.	176,100	1,262,628
AU Optronics Corp.*	1,976,160	2,049,440
Cathay Financial Holding Co., Ltd.	1,853,237	2,832,517
China Steel Corp.	2,436,830	2,519,393
Formosa Plastics Corp.	997,000	2,447,703
Fubon Financial Holding Co., Ltd.	2,009,085	2,472,651
Hon Hai Precision Industry Co., Ltd.	1,769,576	6,655,416
HTC Corp.	134,631	3,055,339
InnoLux Display Corp.*	469,000	638,013
Lite-On Technology Corp.	1,016,564	1,282,033
Taiwan Fertilizer Co., Ltd.	496,000	1,549,529
Taiwan Semiconductor Manufacturing Co., Ltd.	2,386,133	4,735,376
Uni-President Enterprises Corp.	2,186,600	2,838,104
Yuanta Financial Holding Co., Ltd.	2,548,000	1,549,605

		37,590,129

Thailand (0.6%)
Kasikornbank PCL	19,100	78,036
Kasikornbank PCL (NVDR)	1,122,300	4,326,494
Siam Cement PCL (NVDR)	354,700	3,891,766
Siam Commercial Bank PCL (Foreign)	1,178,200	4,017,915
Total Access Communication PCL	251,200	345,555
Total Access Communication PCL (NVDR)	1,636,400	2,251,061

		14,910,827

Turkey (0.9%)
Akbank TAS	346,579	2,120,372
Anadolu Efes Biracilik Ve Malt Sanayii A/S	304,978	4,764,787
Coca-Cola Icecek A/S	156,554	1,915,596
TAV Havalimanlari Holding A/S*	708,034	3,793,345
Tupras Turkiye Petrol Rafine	81,783	2,204,927
Turk Telekomunikasyon A/S	667,360	2,998,749
Turkiye Garanti Bankasi A/S	593,810	3,448,207

		21,245,983

United Kingdom (5.6%)
3i Group plc	66,027	297,163
Admiral Group plc	12,638	330,752
Aggreko plc	16,092	396,879
AMEC plc	22,573	349,635
Anglo American plc	89,509	3,551,098
Antofagasta plc	26,824	520,823
ARM Holdings plc	90,118	555,223
Associated British Foods plc	24,063	396,528
AstraZeneca plc	98,580	5,007,376
Autonomy Corp. plc*	14,579	415,216
Aviva plc	188,189	1,179,253
Babcock International Group plc	24,366	218,176
BAE Systems plc	240,872	1,295,215
Balfour Beatty plc	49,527	208,120
Barclays plc	773,487	3,640,352
BG Group plc	229,252	4,028,076
BHP Billiton plc	150,124	4,775,553
BP plc	1,275,892	8,574,390
British Airways plc*	51,334	195,795
British American Tobacco plc	135,798	5,065,404
British Land Co. plc (REIT)	58,751	429,158
British Sky Broadcasting Group plc	76,750	850,597
BT Group plc, Class A	527,386	1,159,859

See Notes to Portfolio of Investments.

EQ ADVISORS TRUST

EQ/GLOBAL MULTI-SECTOR EQUITY PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

September 30, 2010 (Unaudited)

	Number of Shares	Value (Note 1)
Bunzl plc	22,311	$266,017
Burberry Group plc	29,503	482,001
Cable & Wireless Worldwide plc	140,416	162,236
Cairn Energy plc*	91,879	654,693
Capita Group plc	42,386	523,352
Capital Shopping Centres Group plc (REIT)	33,306	192,382
Carnival plc	11,171	439,064
Centrica plc	349,094	1,774,047
Cobham plc	77,862	282,544
Compass Group plc	126,139	1,051,195
Diageo plc	170,164	2,929,724
Eurasian Natural Resources Corp.	16,968	244,826
Firstgroup plc	34,783	198,236
G4S plc	85,629	342,474
GlaxoSmithKline plc	352,750	6,951,623
Hammerson plc (REIT)	47,795	296,045
Home Retail Group plc	59,693	193,170
HSBC Holdings plc	1,184,088	11,997,541
ICAP plc	35,028	237,435
Imperial Tobacco Group plc	69,140	2,060,370
Inmarsat plc	29,611	308,633
Intercontinental Hotels Group plc	17,428	311,010
International Power plc	103,564	631,232
Intertek Group plc	10,772	309,668
Invensys plc	54,867	257,279
Investec plc	34,104	272,424
ITV plc*	206,603	193,596
J Sainsbury plc	79,000	484,863
Johnson Matthey plc	14,603	404,200
Kazakhmys plc	14,558	332,060
Kingfisher plc	160,673	591,124
Land Securities Group plc (REIT)	51,426	517,429
Legal & General Group plc	398,734	648,294
Lloyds Banking Group plc*	2,735,599	3,185,198
London Stock Exchange Group plc	9,901	105,919
Lonmin plc*	10,347	271,281
Man Group plc	116,410	400,665
Marks & Spencer Group plc	107,420	654,904
National Grid plc	234,218	1,986,839
Next plc	13,442	467,931
Old Mutual plc	358,376	781,406
Pearson plc	55,172	854,130
Petrofac Ltd.	15,935	343,693
Prudential plc	172,263	1,722,420
Randgold Resources Ltd.	6,129	613,307
Reckitt Benckiser Group plc	40,957	2,252,521
Reed Elsevier plc	82,492	697,176
Resolution Ltd.	93,803	361,020
Rexam plc	59,650	287,672
Rio Tinto plc	97,131	5,677,617
Rolls-Royce Group plc*	126,126	1,195,723
Royal Bank of Scotland Group plc*	1,149,810	852,724
RSA Insurance Group plc	232,102	476,544
SABMiller plc (Johannesburg Exchange)	135,637	4,412,423
SABMiller plc (Quote MTF Exchange)	63,252	2,022,525
Sage Group plc	89,347	387,801
Schroders plc	7,922	178,954
Scottish & Southern Energy plc	62,797	1,102,882
Segro plc (REIT)	42,271	181,282
Serco Group plc	33,377	322,456
Severn Trent plc	16,096	331,489
Smith & Nephew plc	60,237	549,306
Smiths Group plc	26,526	$507,954
Standard Chartered plc	137,658	3,948,669
Standard Life plc	152,112	552,459
Tesco plc	540,080	3,597,265
Thomas Cook Group plc	58,383	157,564
TUI Travel plc	36,884	124,226
Tullow Oil plc	60,182	1,204,438
Unilever plc	87,298	2,524,682
United Utilities Group plc	46,387	417,541
Vedanta Resources plc	9,277	315,511
Vodafone Group plc	3,577,861	8,829,746
Whitbread plc	11,912	303,892
WM Morrison Supermarkets plc	142,020	659,704
Wolseley plc*	19,314	485,142
WPP plc	85,255	943,516
		137,231,545
United States (29.4%)
3M Co.	49,318	4,276,364
Abbott Laboratories, Inc.	106,785	5,578,448
Abercrombie & Fitch Co., Class A	5,767	226,758
Adobe Systems, Inc.*	36,001	941,426
Advanced Micro Devices, Inc.*	41,369	294,134
AES Corp.*	48,022	545,050
Aetna, Inc.	28,922	914,224
Aflac, Inc.	32,818	1,697,019
Agilent Technologies, Inc.*	24,724	825,040
Air Products & Chemicals, Inc.	14,975	1,240,229
Airgas, Inc.	5,163	350,826
AK Steel Holding Corp.	6,724	92,858
Akamai Technologies, Inc.*	12,302	617,314
Alcoa, Inc.	69,414	840,604
Allegheny Energy, Inc.	13,228	324,351
Allegheny Technologies, Inc.	6,552	304,340
Allergan, Inc.	21,495	1,430,062
Allstate Corp.	36,763	1,159,873
Altera Corp.	20,764	626,242
Altria Group, Inc.	143,899	3,456,454
Amazon.com, Inc.*	24,427	3,836,505
Ameren Corp.	17,721	503,276
American Electric Power Co., Inc.	32,725	1,185,627
American Express Co.	72,579	3,050,495
American International Group, Inc.*	8,965	350,531
American Tower Corp., Class A*	27,609	1,415,237
Ameriprise Financial, Inc.	17,406	823,826
AmerisourceBergen Corp.	19,115	586,066
Amgen, Inc.*	66,969	3,690,662
Amphenol Corp., Class A	12,514	612,936
Anadarko Petroleum Corp.	34,285	1,955,959
Analog Devices, Inc.	21,503	674,764
Aon Corp.	19,093	746,727
Apache Corp.	25,099	2,453,678
Apartment Investment & Management Co. (REIT), Class A	9,061	193,724
Apollo Group, Inc., Class A*	8,513	437,143
Apple, Inc.*	63,287	17,957,686
Applied Materials, Inc.	91,921	1,073,637
Archer-Daniels-Midland Co.	43,981	1,403,874
Assurant, Inc.	7,048	286,854
AT&T, Inc.	409,164	11,702,090
Autodesk, Inc.*	15,373	491,475
Automatic Data Processing, Inc.	34,485	1,449,405
AutoNation, Inc.*	5,375	124,969
AutoZone, Inc.*	1,921	439,736
AvalonBay Communities, Inc. (REIT)	5,771	599,780

See Notes to Portfolio of Investments.

EQ ADVISORS TRUST

EQ/GLOBAL MULTI-SECTOR EQUITY PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

September 30, 2010 (Unaudited)

	Number of Shares	Value (Note 1)
Avery Dennison Corp.	8,378	$310,991
Avon Products, Inc.	29,151	936,039
Baker Hughes, Inc.	29,377	1,251,460
Ball Corp.	6,349	373,639
Bank of America Corp.	694,602	9,106,232
Bank of New York Mellon Corp.	83,438	2,180,235
Baxter International, Inc.	40,959	1,954,154
BB&T Corp.	47,442	1,142,403
Becton, Dickinson and Co.	15,954	1,182,191
Bed Bath & Beyond, Inc.*	17,905	777,256
Bemis Co., Inc.	8,641	274,352
Berkshire Hathaway, Inc., Class B*	119,762	9,901,922
Best Buy Co., Inc.	23,572	962,445
Big Lots, Inc.*	5,238	174,163
Biogen Idec, Inc.*	16,753	940,178
BMC Software, Inc.*	12,177	492,925
Boeing Co.	50,731	3,375,641
Boston Properties, Inc. (REIT)	9,444	784,985
Boston Scientific Corp.*	106,858	655,040
Bristol-Myers Squibb Co.	118,519	3,213,050
Broadcom Corp., Class A	30,648	1,084,633
Brown-Forman Corp., Class B	7,196	443,561
C.H. Robinson Worldwide, Inc.	11,240	785,901
C.R. Bard, Inc.	6,404	521,478
CA, Inc.	26,832	566,692
Cabot Oil & Gas Corp.	7,837	235,972
Cameron International Corp.*	17,494	751,542
Campbell Soup Co.	13,006	464,964
Capital One Financial Corp.	31,269	1,236,689
Cardinal Health, Inc.	24,348	804,458
CareFusion Corp.*	13,001	322,945
CarMax, Inc.*	15,442	430,214
Carnival Corp.	30,189	1,153,522
Caterpillar, Inc.	43,507	3,423,131
CB Richard Ellis Group, Inc., Class A*	19,872	363,260
CBS Corp., Class B	46,115	731,384
Celgene Corp.*	31,649	1,823,299
CenterPoint Energy, Inc.	29,548	464,495
CenturyLink, Inc.	21,612	852,810
Cephalon, Inc.*	4,959	309,640
Cerner Corp.*	5,000	419,950
CF Industries Holdings, Inc.	4,798	458,209
Charles Schwab Corp.	67,631	940,071
Chesapeake Energy Corp.	44,491	1,007,721
Chevron Corp.	139,215	11,283,376
Chubb Corp.	22,349	1,273,669
CIGNA Corp.	18,741	670,553
Cincinnati Financial Corp.	10,766	310,599
Cintas Corp.	10,166	280,073
Cisco Systems, Inc.*	395,334	8,657,815
Citigroup, Inc.*	1,643,457	6,409,482
Citrix Systems, Inc.*	12,739	869,309
Cliffs Natural Resources, Inc.	9,123	583,142
Clorox Co.	9,527	636,023
CME Group, Inc.	4,606	1,199,633
CMS Energy Corp.	14,962	269,615
Coach, Inc.	20,846	895,544
Coca-Cola Co.	159,866	9,355,358
Coca-Cola Enterprises, Inc.	22,700	703,700
Cognizant Technology Solutions Corp., Class A*	20,627	1,329,823
Colgate-Palmolive Co.	33,782	2,596,485
Comcast Corp., Class A	194,598	3,518,332
Comerica, Inc.	11,828	439,410
Computer Sciences Corp.	11,099	$510,554
Compuware Corp.*	18,889	161,123
ConAgra Foods, Inc.	30,268	664,080
ConocoPhillips	102,797	5,903,632
Consol Energy, Inc.	15,258	563,936
Consolidated Edison, Inc.	20,079	968,209
Constellation Brands, Inc., Class A*	12,285	217,322
Constellation Energy Group, Inc.	13,564	437,303
Corning, Inc.	107,975	1,973,783
Costco Wholesale Corp.	30,285	1,953,080
Coventry Health Care, Inc.*	11,317	243,655
CSX Corp.	26,680	1,475,938
Cummins, Inc.	13,693	1,240,312
CVS Caremark Corp.	95,034	2,990,720
D.R. Horton, Inc.	18,129	201,594
Danaher Corp.	36,732	1,491,687
Darden Restaurants, Inc.	9,406	402,389
DaVita, Inc.*	7,519	519,037
Dean Foods Co.*	13,963	142,562
Deere & Co.	29,172	2,035,622
Dell, Inc.*	118,275	1,532,844
Denbury Resources, Inc.*	28,410	451,435
DENTSPLY International, Inc.	9,902	316,567
Devon Energy Corp.	30,160	1,952,558
DeVry, Inc.	4,034	198,513
Diamond Offshore Drilling, Inc.	4,580	310,387
DIRECTV, Class A*	60,098	2,501,880
Discover Financial Services	38,755	646,433
Discovery Communications, Inc., Class A*	20,200	879,710
Dominion Resources, Inc.	40,924	1,786,742
Dover Corp.	13,479	703,739
Dow Chemical Co.	79,847	2,192,599
Dr. Pepper Snapple Group, Inc.	16,098	571,801
DTE Energy Co.	11,354	521,489
Duke Energy Corp.	90,612	1,604,739
Dun & Bradstreet Corp.	3,882	287,811
E*TRADE Financial Corp.*	12,673	184,265
E.I. du Pont de Nemours & Co.	62,587	2,792,632
Eastman Chemical Co.	4,776	353,424
Eastman Kodak Co.*	16,476	69,199
Eaton Corp.	11,406	940,881
eBay, Inc.*	79,443	1,938,409
Ecolab, Inc.	15,848	804,128
Edison International	23,405	804,898
El Paso Corp.	50,456	624,645
Electronic Arts, Inc.*	23,732	389,917
Eli Lilly and Co.	69,841	2,551,292
EMC Corp.*	141,585	2,875,591
Emerson Electric Co.	52,225	2,750,168
Entergy Corp.	12,919	988,691
EOG Resources, Inc.	17,398	1,617,492
EQT Corp.	10,716	386,419
Equifax, Inc.	9,621	300,175
Equity Residential (REIT)	19,273	916,817
Estee Lauder Cos., Inc., Class A	7,915	500,465
Exelon Corp.	45,388	1,932,621
Expedia, Inc.	13,898	392,063
Expeditors International of Washington, Inc.	15,448	714,161
Express Scripts, Inc.*	37,679	1,834,967
Exxon Mobil Corp.	353,038	21,814,218
Family Dollar Stores, Inc.	8,979	396,513
Fastenal Co.	9,933	528,336
Federated Investors, Inc., Class B	5,498	125,134

See Notes to Portfolio of Investments.

EQ ADVISORS TRUST

EQ/GLOBAL MULTI-SECTOR EQUITY PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

September 30, 2010 (Unaudited)

	Number of Shares	Value (Note 1)

FedEx Corp.	21,635	$1,849,792
Fidelity National Information Services, Inc.	17,703	480,282
Fifth Third Bancorp	56,007	673,764
First Horizon National Corp.*	17,840	203,551
First Solar, Inc.*	3,631	535,028
FirstEnergy Corp.	21,895	843,833
Fiserv, Inc.*	11,063	595,411
FLIR Systems, Inc.*	11,390	292,723
Flowserve Corp.	4,085	446,981
Fluor Corp.	12,064	597,530
FMC Corp.	5,500	376,255
FMC Technologies, Inc.*	8,800	600,952
Ford Motor Co.*	237,205	2,903,389
Forest Laboratories, Inc.*	20,399	630,941
Fortune Brands, Inc.	11,017	542,367
Franklin Resources, Inc.	10,158	1,085,890
Freeport-McMoRan Copper & Gold, Inc.	32,733	2,795,071
Frontier Communications Corp.	66,634	544,400
GameStop Corp., Class A*	10,005	197,199
Gannett Co., Inc.	17,691	216,361
Gap, Inc.	31,304	583,507
General Dynamics Corp.	26,863	1,687,265
General Electric Co.	740,349	12,030,671
General Mills, Inc.	44,528	1,627,053
Genuine Parts Co.	10,928	487,280
Genworth Financial, Inc., Class A*	34,980	427,456
Genzyme Corp.*	17,669	1,250,788
Gilead Sciences, Inc.*	58,079	2,068,193
Goldman Sachs Group, Inc.	35,903	5,190,856
Goodrich Corp.	8,461	623,830
Goodyear Tire & Rubber Co.*	15,737	169,173
Google, Inc., Class A*	17,205	9,046,217
H&R Block, Inc.	22,256	288,215
H.J. Heinz Co.	21,793	1,032,334
Halliburton Co.	62,988	2,083,013
Harley-Davidson, Inc.	15,761	448,243
Harman International Industries, Inc.*	5,330	178,075
Harris Corp.	9,566	423,678
Hartford Financial Services Group, Inc.	30,165	692,287
Hasbro, Inc.	9,358	416,525
HCP, Inc. (REIT)	21,471	772,527
Health Care REIT, Inc.	8,770	415,172
Helmerich & Payne, Inc.	6,974	282,168
Hershey Co.	10,789	513,448
Hess Corp.	19,969	1,180,567
Hewlett-Packard Co.	157,233	6,614,792
Home Depot, Inc.	116,253	3,682,895
Honeywell International, Inc.	53,198	2,337,520
Hormel Foods Corp.	4,467	199,228
Hospira, Inc.*	11,817	673,687
Host Hotels & Resorts, Inc. (REIT)	46,300	670,424
Hudson City Bancorp, Inc.	35,298	432,753
Humana, Inc.*	11,485	577,006
Huntington Bancshares, Inc./Ohio	47,221	267,743
Illinois Tool Works, Inc.	34,594	1,626,610
Integrys Energy Group, Inc.	6,030	313,922
Intel Corp.	385,257	7,408,492
IntercontinentalExchange, Inc.*	5,236	548,314
International Business Machines Corp.	87,450	11,730,543
International Flavors & Fragrances, Inc.	6,190	$300,339
International Game Technology	19,848	286,804
International Paper Co.	29,660	645,105
Interpublic Group of Cos., Inc.*	36,070	361,782
Intuit, Inc.*	19,601	858,720
Intuitive Surgical, Inc.*	2,669	757,302
Invesco Ltd.	31,595	670,762
Iron Mountain, Inc.	13,568	303,109
ITT Corp.	12,402	580,786
J.C. Penney Co., Inc.	15,817	429,906
J.M. Smucker Co.	8,702	526,732
Jabil Circuit, Inc.	14,760	212,692
Jacobs Engineering Group, Inc.*	9,061	350,661
Janus Capital Group, Inc.	14,595	159,815
JDS Uniphase Corp.*	17,436	216,032
Johnson & Johnson	190,750	11,818,870
Johnson Controls, Inc.	46,077	1,405,348
JPMorgan Chase & Co.	275,145	10,474,770
Juniper Networks, Inc.*	35,850	1,088,047
Kellogg Co.	17,780	898,068
KeyCorp	59,124	470,627
Kimberly-Clark Corp.	28,434	1,849,632
Kimco Realty Corp. (REIT)	29,713	467,980
King Pharmaceuticals, Inc.*	19,482	194,041
KLA-Tencor Corp.	11,285	397,571
Kohl’s Corp.*	21,047	1,108,756
Kraft Foods, Inc., Class A	120,559	3,720,451
Kroger Co.	44,017	953,408
L-3 Communications Holdings, Inc.	8,302	599,986
Laboratory Corp. of America Holdings*	7,019	550,500
Legg Mason, Inc.	11,872	359,840
Leggett & Platt, Inc.	11,366	258,690
Lennar Corp., Class A	10,589	162,859
Leucadia National Corp.*	14,119	333,491
Lexmark International, Inc., Class A*	5,047	225,197
Life Technologies Corp.*	12,359	577,042
Limited Brands, Inc.	18,110	484,986
Lincoln National Corp.	21,515	514,639
Linear Technology Corp.	15,021	461,595
Lockheed Martin Corp.	20,610	1,469,081
Loews Corp.	22,039	835,278
Lorillard, Inc.	10,389	834,341
Lowe’s Cos., Inc.	97,295	2,168,706
LSI Corp.*	49,044	223,641
M&T Bank Corp.	6,081	497,487
Macy’s, Inc.	28,555	659,335
Marathon Oil Corp.	48,690	1,611,639
Marriott International, Inc., Class A	19,457	697,144
Marsh & McLennan Cos., Inc.	37,771	911,037
Marshall & Ilsley Corp.	38,706	272,490
Masco Corp.	23,681	260,728
Massey Energy Co.	6,673	206,996
Mastercard, Inc., Class A	6,702	1,501,248
Mattel, Inc.	24,606	577,257
McAfee, Inc.*	10,361	489,661
McCormick & Co., Inc. (Non-Voting)	8,874	373,063
McDonald’s Corp.	73,795	5,498,465
McGraw-Hill Cos., Inc.	21,813	721,138
McKesson Corp.	18,586	1,148,243
Mead Johnson Nutrition Co.	91,293	5,195,485
MeadWestvaco Corp.	12,745	310,723
Medco Health Solutions, Inc.*	30,043	1,564,039
Medtronic, Inc.	74,873	2,514,235

See Notes to Portfolio of Investments.

EQ ADVISORS TRUST

EQ/GLOBAL MULTI-SECTOR EQUITY PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

September 30, 2010 (Unaudited)

	Number of Shares	Value (Note 1)
MEMC Electronic Materials, Inc.*	17,540	$209,077
Merck & Co., Inc.	213,382	7,854,591
Meredith Corp.	2,396	79,811
MetLife, Inc.	62,498	2,403,048
MetroPCS Communications, Inc.*	20,700	216,522
Microchip Technology, Inc.	12,352	388,470
Micron Technology, Inc.*	60,784	438,253
Microsoft Corp.	527,445	12,917,128
Molex, Inc.	10,602	221,900
Molson Coors Brewing Co., Class B	11,517	543,833
Monsanto Co.	37,490	1,796,896
Monster Worldwide, Inc.*	8,010	103,810
Moody’s Corp.	13,532	338,029
Morgan Stanley	96,228	2,374,907
Motorola, Inc.*	161,542	1,377,953
Murphy Oil Corp.	13,652	845,332
Mylan, Inc.*	20,564	386,809
NASDAQ OMX Group, Inc.*	11,326	220,064
National Oilwell Varco, Inc.	28,632	1,273,265
National Semiconductor Corp.	15,478	197,654
NetApp, Inc.*	24,455	1,217,614
NetEase.com, Inc. (ADR)*	32,700	1,289,688
New York Times Co., Class A*	10,449	80,875
Newell Rubbermaid, Inc.	18,393	327,579
Newmont Mining Corp.	33,930	2,131,143
News Corp., Class A	157,026	2,050,760
NextEra Energy, Inc.	28,618	1,556,533
Nicor, Inc.	3,866	177,140
NIKE, Inc., Class B	27,144	2,175,320
NiSource, Inc.	21,311	370,811
Noble Energy, Inc.	11,871	891,393
Nordstrom, Inc.	11,163	415,264
Norfolk Southern Corp.	25,374	1,510,007
Northeast Utilities	12,213	361,138
Northern Trust Corp.	16,461	794,079
Northrop Grumman Corp.	20,400	1,236,852
Novell, Inc.*	28,039	167,393
Novellus Systems, Inc.*	6,131	162,962
NRG Energy, Inc.*	17,238	358,895
Nucor Corp.	21,473	820,269
NVIDIA Corp.*	38,372	448,185
NYSE Euronext	17,576	502,146
Occidental Petroleum Corp.	56,143	4,395,997
Office Depot, Inc.*	22,694	104,392
Omnicom Group, Inc.	20,878	824,263
Oneok, Inc.	8,000	360,320
Oracle Corp.	268,339	7,204,902
O’Reilly Automotive, Inc.*	9,274	493,377
Owens-Illinois, Inc.*	12,241	343,482
PACCAR, Inc.	25,566	1,231,003
Pactiv Corp.*	10,166	335,275
Pall Corp.	8,888	370,096
Parker Hannifin Corp.	10,913	764,565
Patterson Cos., Inc.	7,495	214,732
Paychex, Inc.	23,246	639,033
Peabody Energy Corp.	18,257	894,776
People’s United Financial, Inc.	24,940	326,465
Pepco Holdings, Inc.	14,552	270,667
PepsiCo, Inc.	110,307	7,328,797
PerkinElmer, Inc.	9,405	217,632
Pfizer, Inc.	557,634	9,574,576
PG&E Corp.	26,764	1,215,621
Philip Morris International, Inc.	127,081	7,119,078
Pinnacle West Capital Corp.	7,951	328,138
Pioneer Natural Resources Co.	7,823	508,730
Pitney Bowes, Inc.	15,589	$333,293
Plum Creek Timber Co., Inc. (REIT)	10,889	384,382
PNC Financial Services Group, Inc.	36,193	1,878,779
Polo Ralph Lauren Corp.	4,388	394,306
PPG Industries, Inc.	11,297	822,422
PPL Corp.	32,913	896,221
Praxair, Inc.	21,003	1,895,731
Precision Castparts Corp.	10,012	1,275,028
priceline.com, Inc.*	3,310	1,153,005
Principal Financial Group, Inc.	22,601	585,818
Procter & Gamble Co.	196,804	11,802,336
Progress Energy, Inc.	19,946	886,001
Progressive Corp.	47,780	997,169
ProLogis (REIT)	34,411	405,362
Prudential Financial, Inc.	32,224	1,745,896
Public Service Enterprise Group, Inc.	35,801	1,184,297
Public Storage (REIT)	9,648	936,242
Pulte Group, Inc.*	21,656	189,707
QEP Resources, Inc.	11,830	356,556
QLogic Corp.*	8,448	149,023
QUALCOMM, Inc.	111,295	5,021,630
Quanta Services, Inc.*	15,500	295,740
Quest Diagnostics, Inc.	10,192	514,390
Qwest Communications International, Inc.	118,129	740,669
R.R. Donnelley & Sons Co.	15,374	260,743
RadioShack Corp.	8,022	171,109
Range Resources Corp.	10,750	409,897
Raytheon Co.	26,110	1,193,488
Red Hat, Inc.*	13,800	565,800
Regions Financial Corp.	80,520	585,380
Republic Services, Inc.	21,244	647,730
Reynolds American, Inc.	12,250	727,527
Robert Half International, Inc.	11,190	290,940
Rockwell Automation, Inc.	10,285	634,893
Rockwell Collins, Inc.	11,358	661,603
Roper Industries, Inc.	6,296	410,373
Ross Stores, Inc.	8,229	449,468
Rowan Cos., Inc.*	7,336	222,721
Ryder System, Inc.	4,171	178,394
Safeway, Inc.	26,218	554,773
SAIC, Inc.*	19,658	314,135
Salesforce.com, Inc.*	7,978	891,940
SanDisk Corp.*	15,880	582,002
Sara Lee Corp.	45,377	609,413
SCANA Corp.	8,661	349,212
Schlumberger Ltd.	94,582	5,827,197
Scripps Networks Interactive, Inc., Class A	6,781	322,640
Sealed Air Corp.	12,253	275,447
Sears Holdings Corp.*	3,070	221,470
Sempra Energy	17,664	950,323
Sherwin-Williams Co.	6,193	465,342
Sigma-Aldrich Corp.	8,961	541,065
Simon Property Group, Inc. (REIT)	20,104	1,864,445
SLM Corp.*	35,264	407,299
Snap-On, Inc.	4,666	217,016
Sohu.com, Inc.*	25,200	1,452,024
Southern Co.	57,195	2,129,942
Southern Copper Corp.	61,730	2,167,958
Southwest Airlines Co.	50,334	657,865
Southwestern Energy Co.*	23,644	790,655
Spectra Energy Corp.	46,049	1,038,405
Sprint Nextel Corp.*	208,994	967,642
St. Jude Medical, Inc.*	22,239	874,882

See Notes to Portfolio of Investments.

EQ ADVISORS TRUST

EQ/GLOBAL MULTI-SECTOR EQUITY PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

September 30, 2010 (Unaudited)

	Number of Shares	Value (Note 1)
Stanley Black & Decker, Inc.	11,240	$688,787
Staples, Inc.	49,892	1,043,741
Starbucks Corp.	51,072	1,306,422
Starwood Hotels & Resorts Worldwide, Inc.	12,826	674,006
State Street Corp.	34,358	1,293,922
Stericycle, Inc.*	5,702	396,175
Stryker Corp.	23,362	1,169,268
Sunoco, Inc.	7,919	289,043
SunTrust Banks, Inc.	34,058	879,718
SUPERVALU, Inc.	13,737	158,388
Symantec Corp.*	54,345	824,414
Synthes, Inc.	3,472	401,383
Sysco Corp.	40,492	1,154,832
T. Rowe Price Group, Inc.	18,342	918,292
Target Corp.	50,021	2,673,122
TECO Energy, Inc.	14,007	242,601
Tellabs, Inc.	24,902	185,520
Tenet Healthcare Corp.*	33,743	159,267
Teradata Corp.*	12,163	469,005
Teradyne, Inc.*	11,227	125,069
Tesoro Corp.	8,734	116,686
Texas Instruments, Inc.	82,868	2,249,038
Textron, Inc.	18,191	374,007
Thermo Fisher Scientific, Inc.*	28,145	1,347,583
Tiffany & Co.	9,148	429,864
Time Warner Cable, Inc.	24,761	1,336,846
Time Warner, Inc.	78,477	2,405,320
Titanium Metals Corp.*	7,125	142,215
TJX Cos., Inc.	27,978	1,248,658
Torchmark Corp.	5,604	297,797
Total System Services, Inc.	11,497	175,214
Travelers Cos., Inc.	32,560	1,696,376
Tyson Foods, Inc., Class A	22,095	353,962
U.S. Bancorp	132,109	2,856,197
Union Pacific Corp.	34,854	2,851,057
United Parcel Service, Inc., Class B	68,503	4,568,465
United States Steel Corp.	9,637	422,486
United Technologies Corp.	64,402	4,587,354
UnitedHealth Group, Inc.	78,224	2,746,445
Unum Group	24,146	534,834
Urban Outfitters, Inc.*	9,400	295,536
Valero Energy Corp.	38,348	671,473
Varian Medical Systems, Inc.*	8,948	541,354
Ventas, Inc. (REIT)	10,567	544,940
VeriSign, Inc.*	12,073	383,197
Verizon Communications, Inc.	195,569	6,373,594
VF Corp.	5,991	485,391
Viacom, Inc., Class B	42,507	1,538,328
Visa, Inc., Class A	34,240	2,542,662
Vornado Realty Trust (REIT)	11,077	947,416
Vulcan Materials Co.	8,534	315,075
W.W. Grainger, Inc.	4,154	494,783
Walgreen Co.	68,375	2,290,562
Wal-Mart Stores, Inc.	138,676	7,421,940
Walt Disney Co.	132,610	4,390,717
Washington Post Co., Class B	493	196,909
Waste Management, Inc.	33,103	1,183,101
Waters Corp.*	6,805	481,658
Watson Pharmaceuticals, Inc.*	8,024	339,495
WellPoint, Inc.*	27,681	1,567,852
Wells Fargo & Co.	362,289	9,104,323
Western Digital Corp.*	15,452	438,682
Western Union Co.	45,769	808,738
Weyerhaeuser Co.	36,802	580,000
Whirlpool Corp.	5,059	$409,577
Whole Foods Market, Inc.*	10,131	375,961
Williams Cos., Inc.	41,474	792,568
Windstream Corp.	34,694	426,389
Wisconsin Energy Corp.	8,716	503,785
Wyndham Worldwide Corp.	13,106	360,022
Wynn Resorts Ltd.	5,059	438,969
Xcel Energy, Inc.	33,013	758,309
Xerox Corp.	93,937	972,248
Xilinx, Inc.	18,412	489,943
Yahoo!, Inc.*	92,437	1,309,832
Yum! Brands, Inc.	32,026	1,475,118
Zimmer Holdings, Inc.*	14,053	735,393
Zions Bancorp	11,305	241,475

		722,779,128

Total Common Stocks (78.4%) (Cost $1,496,645,689)		1,929,719,993

	Number of Rights	Value (Note 1)
RIGHTS:
Cyprus (0.0%)
Bank of Cyprus Public Co., Ltd., expiring 10/21/10*	39,853	24,448

France (0.0%)
Cie Generale des Etablissements Michelin, expiring 10/13/10*	10,084	28,154

Germany (0.0%)
Deutsche Bank AG, expiring 10/5/10*	41,321	199,975

Greece (0.0%)
National Bank of Greece S.A., expiring 10/11/10*	83,626	58,142

Russia (0.0%)
RusHydro OJSC, expiring 9/30/10*†	3,001,238	153,663

Total Rights (0.0%) (Cost $110,481)		464,382

	Principal Amount	Value (Note 1)
SHORT-TERM INVESTMENT:
Short-Term Investment (9.0%)
BlackRock Liquidity Funds TempFund
0.23% ‡
(Amortized Cost $222,295,537)	$222,295,537	$222,295,537

Total Investments (87.4%) (Cost $1,719,051,707)		2,152,479,912
Other Assets Less Liabilities (12.6%)		309,393,717

Net Assets (100%)		$2,461,873,629

See Notes to Portfolio of Investments.

EQ ADVISORS TRUST

EQ/GLOBAL MULTI-SECTOR EQUITY PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

September 30, 2010 (Unaudited)

*	Non-income producing.

†	Securities (totaling $153,663 or 0.0% of net assets) at fair value by management.

‡	Affiliated company as defined under the Investment Company Act of 1940.

(b)	Illiquid Security.

(m)	Regulation S is an exemption for securities offerings that are made outside of the United States and do not involve direct selling efforts in the United States. Resale restrictions may apply for purposes of the Securities Act of 1933.

Glossary:

ADR — American Depositary Receipt

CDI—Chess Depositary Interest

CVA— Dutch Certification

FDR—Finnish Depositary Receipt

GDR—Global Depositary Receipt

NVDR—Non-Voting Depositary Receipt

PPS —Price Protected Share

REIT —Real Estate Investment Trust

RNC—Risparmio Non-Convertible Savings Shares

SDR—Swedish Certification

Market Sector Diversification

As a Percentage of Total Net Assets

Consumer Discretionary	7.7%
Consumer Staples	9 .8
Energy	7 .2
Financials	17.3
Health Care	6 .4
Industrials	7 .6
Information Technology	8 .9
Materials	5 .1
Telecommunication Services	5 .4
Utilities	3 .0
Cash and Other	21.6

100.0%

Investments in companies which were affiliates for the nine months ended September 30, 2010, were as follows:

Securities	Market Value December 31, 2009	Purchases at Cost	Sales at Cost	Market Value September 30, 2010	Dividend Income	Realized Gain (Loss)
BlackRock Liquidity Funds TempFund	$—	$675,620,679	$453,325,142	$222,295,537	$177,296	$—
China High Speed Transmission Equipment Group Co., Ltd.	—	1,724,424	58,379	1,610,455	—	(870)

	$—	$677,345,103	$453,383,521	$223,905,992	$177,296	$(870)

See Notes to Portfolio of Investments.

EQ ADVISORS TRUST

EQ/GLOBAL MULTI-SECTOR EQUITY PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

September 30, 2010 (Unaudited)

At September 30, 2010, the Portfolio had the following futures contracts open: (Note 1)

	Number of Contracts	Expiration Date	Original Value	Value at 9/30/2010	Unrealized Appreciation/ (Depreciation)
Purchases
DJ EURO Stoxx 50 Index	3,034	December-10	$115,186,385	$113,246,432	$(1,939,953)
E-Mini MSCI EAFE Index	98	December-10	7,513,435	7,627,340	113,905
FTSE 100 Index	797	December-10	69,463,615	69,229,744	(233,871)
S&P 500 E-Mini Index	4,322	December-10	237,333,375	245,640,870	8,307,495
SPI 200 Index	256	December-10	28,880,299	28,455,232	(425,067)
TOPIX Index	612	December-10	59,578,966	60,591,519	1,012,553

					$6,835,062

At September 30, 2010, the Portfolio had outstanding foreign currency contracts to buy/sell foreign currencies as follows: (Note 1)

	Counterparty	Local Contract Buy Amount (000’s)	U.S. $ Current Buy Value	U.S. $ Current Sell Value	Unrealized Appreciation/ (Depreciation)
Foreign Currency Buy Contracts
European Union Euro vs. U.S. Dollar, expiring 12/17/10	Deutsche Bank AG	10,600	$14,442,606	$13,806,712	$635,894
European Union Euro vs. U.S. Dollar, expiring 12/17/10	HSBC Bank plc	671	914,593	900,000	14,593

					$650,487

The following is a summary of the inputs used to value the Portfolio’s assets and liabilities carried at fair value as of September 30, 2010:

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. For example, money market securities are valued using amortized cost, in accordance with rules under the Investment Company Act of 1940. Generally, amortized cost approximates the current fair value of a security, but since the value is not obtained from a quoted price in an active market, such securities are reflected as Level 2.

Various inputs are used in determining the value of the Portfolio’s investments. These inputs are summarized in the three broad levels listed below:

Investment Type	Level 1 Quoted prices in active markets for identical securities	Level 2 Significant other observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)	Level 3 Significant unobservable inputs (including the Portfolio’s own assumptions in determining the fair value of investments)	Total
Assets:
Common Stocks
Consumer Discretionary	$81,606,977	$115,722,408	$—	$197,329,385
Consumer Staples	108,094,745	115,932,344	—	224,027,089
Energy	96,665,282	74,159,508	—	170,824,790
Financials	140,886,019	282,136,125	—	423,022,144
Health Care	84,746,797	69,903,474	—	154,650,271
Industrials	78,804,892	117,999,418	—	196,804,310
Information Technology	139,346,001	81,374,378	—	220,720,379
Materials	39,411,538	106,633,205	—	146,044,743
Telecommunication Services	40,463,926	86,606,196	—	127,070,122
Utilities	26,394,815	42,831,945	—	69,226,760
Forward Currency Contracts	—	650,487	—	650,487
Futures	9,433,953	—	—	9,433,953

See Notes to Portfolio of Investments.

EQ ADVISORS TRUST

EQ/GLOBAL MULTI-SECTOR EQUITY PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

September 30, 2010 (Unaudited)

Investment Type	Level 1 Quoted prices in active markets for identical securities	Level 2 Significant other observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)	Level 3 Significant unobservable inputs (including the Portfolio’s own assumptions in determining the fair value of investments)	Total
Rights
Consumer Discretionary	$—	$28,154	$—	$28,154
Financials	—	282,565	—	282,565
Utilities	—	—	153,663	153,663
Short-Term Investments	—	222,295,537	—	222,295,537

Total Assets	$845,854,945	$1,316,555,744	$153,663	$2,162,564,352

Liabilities:
Futures	$(2,598,891)	$—	$—	$(2,598,891)

Total Liabilities	$(2,598,891)	$—	$—	$(2,598,891)

Total	$843,256,054	$1,316,555,744	$153,663	$2,159,965,461

Following is a reconciliation of Level 3 assets for which significant unobservable inputs were used to determine fair value:

	Investments in Securities-Industrials	Investments in Securities- Telecommunication Services	Investments in Securities-Utilities
Balance as of 12/31/09	$16,724	$614,908	$—
Total gains or losses (realized/unrealized) included in earnings	(162)	15,374	43,182
Purchases, sales, issuances, and settlements (net)	(16,562)	(630,282)	110,481
Transfers into Level 3	—	—	—
Transfers out of Level 3	—	—	—

Balance as of 9/30/10	$—	$—	$153,663

The amount of total gains or losses for the year included in earnings attributable to the change in unrealized gains or losses relating to assets and liabilities still held at period ending 9/30/10.	$—	$—	$43,182

Investment security transactions for the nine months ended September 30, 2010 were as follows:

Cost of Purchases:
Stocks and long-term corporate debt securities	$316,842,692
Net Proceeds of Sales and Redemptions:
Stocks and long-term corporate debt securities	$790,248,705

As of September 30, 2010, the gross unrealized appreciation (depreciation) of investments based on the aggregate cost of investments for Federal income tax purposes was as follows:

Aggregate gross unrealized appreciation	$413,422,580
Aggregate gross unrealized depreciation	(27,943,461)

Net unrealized appreciation	$385,479,119

Federal income tax cost of investments	$1,767,000,793

See Notes to Portfolio of Investments.

EQ ADVISORS TRUST

EQ/INTERMEDIATE GOVERNMENT BOND INDEX PORTFOLIO

PORTFOLIO OF INVESTMENTS

September 30, 2010 (Unaudited)

	Principal Amount	Value (Note 1)
LONG-TERM DEBT SECURITIES:
Corporate Bonds (3.3%)
Financials (3.1%)
Capital Markets (0.3%)
Goldman Sachs Group, Inc.
2.150%, 3/15/12	$500,000	$512,017
3.250%, 6/15/12	2,000,000	2,090,968
Morgan Stanley
3.250%, 12/1/11	1,500,000	1,549,034
2.250%, 3/13/12	500,000	512,798
1.950%, 6/20/12	1,200,000	1,229,328

		5,894,145

Commercial Banks (0.9%)
Ally Financial, Inc.
1.750%, 10/30/12	1,000,000	1,023,163
2.200%, 12/19/12	2,000,000	2,067,588
American Express Bank FSB
3.150%, 12/9/11	1,700,000	1,752,790
Citibank N.A.
1.875%, 5/7/12	500,000	510,431
1.875%, 6/4/12	1,500,000	1,532,241
HSBC USA, Inc.
3.125%, 12/16/11	1,450,000	1,496,873
KeyBank N.A.
3.200%, 6/15/12	650,000	679,468
PNC Funding Corp.
2.300%, 6/22/12	1,300,000	1,339,160
Regions Bank/Alabama
3.250%, 12/9/11	1,300,000	1,342,206
Sovereign Bank
2.750%, 1/17/12	550,000	566,325
SunTrust Banks, Inc./Georgia
3.000%, 11/16/11	1,000,000	1,027,422
U.S. Bancorp
1.800%, 5/15/12	1,680,000	1,715,072
Wells Fargo & Co.
3.000%, 12/9/11	1,320,000	1,359,617
2.125%, 6/15/12	1,000,000	1,027,739

		17,440,095

Diversified Financial Services (1.7%)
Bank of America Corp.
2.100%, 4/30/12	2,400,000	2,459,131
3.125%, 6/15/12	3,000,000	3,125,982
2.375%, 6/22/12	1,000,000	1,031,748
Citigroup Funding, Inc.
2.125%, 7/12/12	245,000	251,831
1.875%, 10/22/12	1,800,000	1,845,932
2.250%, 12/10/12	2,000,000	2,068,838
Citigroup, Inc.
2.875%, 12/9/11	1,500,000	1,543,359
2.125%, 4/30/12	3,800,000	3,896,315
General Electric Capital Corp.
3.000%, 12/9/11	2,100,000	2,163,783
2.250%, 3/12/12	1,000,000	1,025,511
2.200%, 6/8/12	2,350,000	2,415,889
2.125%, 12/21/12	1,010,000	1,042,160
2.625%, 12/28/12	1,000,000	1,042,654
John Deere Capital Corp.
2.875%, 6/19/12	1,050,000	1,091,368
JPMorgan Chase & Co.
3.125%, 12/1/11	2,000,000	2,061,792
2.200%, 6/15/12	975,000	1,002,608
2.125%, 6/22/12	1,200,000	1,233,402
2.125%, 12/26/12	$950,000	$981,038
Private Export Funding Corp.
5.685%, 5/15/12	450,000	487,822
4.550%, 5/15/15	600,000	679,517
4.950%, 11/15/15	200,000	231,633
4.375%, 3/15/19	300,000	337,561

		32,019,874

Thrifts & Mortgage Finance (0.2%)
Santander Holdings USA, Inc.
2.500%, 6/15/12	400,000	413,348
U.S. Central Federal Credit Union
1.250%, 10/19/11	1,000,000	1,008,544
1.900%, 10/19/12	500,000	512,869
Western Corporate Federal Credit Union
1.750%, 11/2/12	700,000	715,802

		2,650,563

Total Financials		58,004,677

Utilities (0.2%)
Independent Power Producers & Energy Traders (0.2%)
Tennessee Valley Authority
4.750%, 8/1/13	1,500,000	1,661,088
5.500%, 7/18/17	2,000,000	2,410,096

Total Utilities		4,071,184

Total Corporate Bonds		62,075,861

Government Securities (69.3%)
Agency ABS (4.6%)
Federal Farm Credit Bank
0.875%, 12/9/11	$250,000	251,426
1.050%, 12/23/11	250,000	250,430
1.110%, 6/14/12	400,000	401,932
0.790%, 9/27/12	200,000	200,109
1.625%, 12/24/12	250,000	255,216
1.750%, 2/21/13	900,000	919,696
1.375%, 6/25/13	500,000	508,823
2.375%, 4/28/14	200,000	201,989
2.620%, 6/15/15	200,000	202,843
Federal Home Loan Bank
1.250%, 10/19/11	250,000	250,089
1.000%, 12/28/11	1,500,000	1,511,256
1.625%, 4/27/12	250,000	250,180
1.125%, 5/18/12	2,000,000	2,020,958
0.875%, 7/20/12	500,000	500,122
0.700%, 8/10/12	300,000	300,013
1.750%, 8/22/12	1,000,000	1,022,801
1.900%, 10/15/12	250,000	250,134
1.750%, 12/14/12	1,000,000	1,023,620
0.850%, 12/21/12	200,000	200,032
1.850%, 12/21/12	500,000	501,241
1.500%, 1/16/13	1,500,000	1,529,187
1.625%, 3/20/13	1,800,000	1,841,071
1.000%, 5/24/13	200,000	200,010
1.875%, 6/21/13	2,000,000	2,060,848
1.125%, 8/16/13	400,000	400,027
3.125%, 12/13/13	1,000,000	1,067,687
Federal Home Loan Mortgage Corp.
1.200%, 11/10/11	250,000	250,171
0.900%, 12/23/11	100,000	100,119
1.375%, 1/25/12	100,000	100,278
1.125%, 4/25/12	500,000	505,233
1.000%, 7/26/12	500,000	500,758

See Notes to Portfolio of Investments.

EQ ADVISORS TRUST

EQ/INTERMEDIATE GOVERNMENT BOND INDEX PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

September 30, 2010 (Unaudited)

	Principal Amount	Value (Note 1)
1.000%, 8/28/12	$2,000,000	$2,018,164
1.600%, 10/15/12	200,000	200,091
2.000%, 11/5/12	1,000,000	1,001,358
1.700%, 12/17/12	500,000	501,192
1.250%, 12/28/12	500,000	500,762
1.375%, 1/9/13	1,500,000	1,525,016
1.750%, 1/28/13	200,000	200,852
1.800%, 2/25/13	125,000	125,594
1.875%, 3/8/13	500,000	502,626
1.550%, 3/15/13	200,000	200,376
1.625%, 4/15/13	3,000,000	3,068,010
2.000%, 5/3/13	300,000	300,378
2.000%, 5/8/13	200,000	201,001
1.875%, 5/10/13	200,000	200,308
4.000%, 6/12/13	1,000,000	1,083,255
1.550%, 7/8/13	500,000	500,085
1.500%, 7/12/13	500,000	502,736
1.300%, 7/26/13	500,000	500,984
1.500%, 7/26/13	1,000,000	1,002,444
1.150%, 8/23/13	100,000	100,137
1.400%, 11/18/13	100,000	100,615
1.625%, 1/21/14	100,000	100,858
5.000%, 1/30/14	1,000,000	1,128,919
1.450%, 2/24/14	200,000	200,672
1.350%, 3/28/14	400,000	401,088
2.875%, 2/9/15	2,000,000	2,129,196
3.000%, 3/10/15	100,000	101,076
3.000%, 3/17/15	500,000	506,198
3.000%, 4/15/15	100,000	101,310
3.000%, 5/18/15	200,000	200,655
3.000%, 5/26/15	150,000	150,541
2.750%, 7/7/15	200,000	200,923
2.375%, 7/28/15	100,000	100,587
2.250%, 8/12/15	200,000	202,506
2.250%, 8/18/15	200,000	200,408
2.000%, 8/25/15	100,000	100,375
2.125%, 8/25/15	200,000	200,940
Federal National Mortgage Association
5.000%, 10/15/11	1,000,000	1,048,189
0.875%, 1/12/12	1,500,000	1,508,274
1.000%, 4/4/12	2,000,000	2,016,442
1.250%, 4/5/12	300,000	300,027
1.300%, 5/25/12	1,000,000	1,004,066
1.100%, 6/28/12	1,000,000	1,001,348
1.000%, 7/27/12	500,000	500,172
1.125%, 7/30/12	4,000,000	4,043,808
0.800%, 8/16/12	400,000	400,339
0.850%, 8/17/12	200,000	200,243
1.600%, 11/5/12	200,000	200,221
1.625%, 11/5/12	200,000	200,210
1.000%, 11/19/12	100,000	100,069
1.750%, 12/28/12	500,000	501,436
2.050%, 1/28/13	600,000	602,337
1.800%, 2/8/13	300,000	303,086
4.750%, 2/21/13	1,000,000	1,094,909
1.750%, 2/22/13	2,000,000	2,050,896
1.800%, 3/15/13	600,000	603,128
1.850%, 3/25/13	450,000	452,516
1.100%, 4/29/13	200,000	200,567
1.875%, 5/6/13	600,000	604,432
1.750%, 5/7/13	1,600,000	1,642,442
2.000%, 5/10/13	800,000	801,151
2.000%, 6/24/13	700,000	705,921
1.500%, 6/26/13	1,100,000	1,121,497
1.625%, 7/12/13	200,000	200,051
1.375%, 7/19/13	$1,000,000	$1,005,079
1.500%, 7/26/13	800,000	800,401
1.300%, 8/9/13	100,000	100,226
1.250%, 8/16/13	200,000	200,445
1.350%, 8/16/13	200,000	200,485
2.020%, 8/20/13	100,000	100,779
1.250%, 8/23/13	800,000	801,305
1.000%, 9/23/13	2,000,000	2,007,930
1.200%, 9/27/13	600,000	601,566
1.125%, 10/8/13	400,000	400,198
1.000%, 10/15/13	200,000	199,483
2.000%, 11/26/13	200,000	200,420
1.500%, 2/4/14	100,000	100,352
1.350%, 2/24/14	200,000	200,451
2.500%, 4/29/14	200,000	200,260
1.550%, 8/12/14	200,000	200,271
1.750%, 8/18/14	100,000	100,967
3.125%, 11/10/14	1,000,000	1,003,181
2.625%, 12/10/14	250,000	251,080
2.875%, 12/10/14	450,000	452,097
2.750%, 12/29/14	100,000	100,547
3.125%, 1/21/15	150,000	151,082
2.000%, 2/5/15	100,000	100,135
3.125%, 5/19/15	200,000	200,666
2.000%, 8/5/15	400,000	404,390
2.125%, 8/5/15	200,000	202,380
2.150%, 8/12/15	400,000	400,613
2.000%, 8/24/15	400,000	402,937
2.000%, 9/21/15	400,000	401,452
2.000%, 9/30/15	1,000,000	999,397
1.875%, 10/15/15	200,000	199,882
2.600%, 1/27/16	200,000	200,265
2.000%, 3/28/16	200,000	200,448
2.250%, 3/28/16	200,000	200,629
2.350%, 9/23/16	200,000	201,326
4.000%, 1/20/17	2,000,000	2,020,434
6.000%, 3/9/20	250,000	262,249
4.300%, 3/30/20	200,000	203,520
Financing Corp. Fico
9.400%, 2/8/18	1,000,000	1,465,905
9.650%, 11/2/18	2,090,000	3,159,491
8.600%, 9/26/19	410,000	592,614

		84,545,650

U.S. Government Agencies (10.6%)
Federal Farm Credit Bank
1.125%, 10/3/11	1,500,000	1,510,418
2.000%, 1/17/12	1,500,000	1,530,493
2.250%, 4/24/12	1,000,000	1,026,775
2.125%, 6/18/12	1,000,000	1,026,989
1.875%, 12/7/12	1,000,000	1,026,098
3.875%, 10/7/13	1,000,000	1,090,607
2.625%, 4/17/14	2,000,000	2,108,072
4.875%, 1/17/17	1,500,000	1,742,943
Federal Home Loan Bank
4.875%, 11/18/11	1,000,000	1,050,431
2.250%, 4/13/12	5,000,000	5,136,755
1.875%, 6/20/12	1,500,000	1,535,293
1.625%, 9/26/12	1,500,000	1,531,570
2.000%, 10/5/12	1,000,000	1,000,184
1.875%, 11/19/12	1,000,000	1,002,027
1.625%, 11/21/12	1,000,000	1,021,743
3.375%, 2/27/13	4,800,000	5,108,659
3.625%, 5/29/13	4,000,000	4,308,052
5.125%, 8/14/13	1,000,000	1,123,980

See Notes to Portfolio of Investments.

EQ ADVISORS TRUST

EQ/INTERMEDIATE GOVERNMENT BOND INDEX PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

September 30, 2010 (Unaudited)

	Principal Amount	Value (Note 1)

2.500%, 10/15/13	$500,000	$500,341
3.625%, 10/18/13	4,800,000	5,208,902
5.250%, 6/18/14	2,000,000	2,304,662
5.375%, 5/18/16	6,500,000	7,758,641
4.875%, 5/17/17	2,900,000	3,397,953
5.000%, 11/17/17	3,700,000	4,382,839
Federal Home Loan Mortgage Corp.
1.125%, 12/15/11	2,650,000	2,673,672
4.750%, 3/5/12	4,700,000	4,988,975
2.125%, 3/23/12	8,500,000	8,708,735
2.000%, 4/27/12	500,000	504,215
1.750%, 6/15/12	5,300,000	5,414,029
2.500%, 4/8/13	1,500,000	1,515,891
3.500%, 5/29/13	5,000,000	5,363,165
4.125%, 9/27/13	7,200,000	7,897,190
3.250%, 3/18/14	500,000	506,111
2.750%, 4/29/14	1,000,000	1,013,254
5.000%, 7/15/14	5,000,000	5,700,800
3.000%, 7/28/14	2,135,000	2,283,453
3.000%, 12/30/14	1,000,000	1,006,860
4.750%, 11/17/15	6,000,000	6,935,394
5.500%, 7/18/16	900,000	1,082,864
5.125%, 10/18/16	3,500,000	4,131,677
5.000%, 2/16/17	1,000,000	1,174,381
5.125%, 11/17/17	2,000,000	2,373,224
4.875%, 6/13/18	3,500,000	4,111,961
Federal National Mortgage Association
1.000%, 11/23/11	3,110,000	3,132,980
2.000%, 1/9/12	4,645,000	4,739,163
2.250%, 2/24/12	250,000	251,746
2.375%, 3/23/12	250,000	251,860
1.875%, 4/20/12	350,000	357,642
1.750%, 8/10/12	1,000,000	1,022,536
1.875%, 10/29/12	1,000,000	1,000,940
4.750%, 11/19/12	5,000,000	5,438,375
1.750%, 12/28/12	250,000	251,898
3.625%, 2/12/13	9,700,000	10,371,977
3.875%, 7/12/13	3,000,000	3,256,707
2.750%, 2/5/14	5,500,000	5,819,611
3.150%, 2/18/14	500,000	504,419
2.750%, 3/13/14	8,000,000	8,472,768
2.900%, 4/7/14	250,000	252,966
3.000%, 7/28/14	2,500,000	2,545,480
3.000%, 9/29/14	1,000,000	1,023,437
3.000%, 10/29/14	500,000	500,998
2.625%, 11/20/14	2,000,000	2,108,590
5.250%, 9/15/16	505,000	598,679
4.875%, 12/15/16	5,000,000	5,834,765
5.000%, 2/13/17	2,900,000	3,404,391
5.000%, 5/11/17	4,400,000	5,181,669
(Zero Coupon), 6/1/17	1,500,000	1,265,413
5.375%, 6/12/17	2,410,000	2,895,979

		195,305,267

U.S. Treasuries (54.1%)
U.S. Treasury Bonds
11.250%, 2/15/15	2,800,000	4,017,782
10.625%, 8/15/15	1,300,000	1,878,703
9.875%, 11/15/15	1,900,000	2,706,461
9.250%, 2/15/16	1,400,000	1,971,047
7.250%, 5/15/16	5,000,000	6,556,640
7.500%, 11/15/16	4,000,000	5,355,936
8.750%, 5/15/17	3,400,000	4,881,920
8.875%, 8/15/17	2,500,000	3,634,960
9.000%, 11/15/18	2,500,000	3,790,235
8.875%, 2/15/19	$4,000,000	$6,045,936
8.125%, 8/15/19	3,000,000	4,388,202
3.625%, 2/15/20	10,000,000	10,967,970
U.S. Treasury Notes
1.000%, 10/31/11	10,000,000	10,074,610
1.750%, 11/15/11	10,000,000	10,160,160
0.750%, 11/30/11	10,000,000	10,050,390
4.500%, 11/30/11	4,000,000	4,194,064
1.125%, 12/15/11	5,000,000	5,048,240
1.000%, 12/31/11	8,000,000	8,067,504
4.625%, 12/31/11	4,400,000	4,636,843
1.125%, 1/15/12	11,500,000	11,618,588
0.875%, 1/31/12	18,000,000	18,129,384
1.375%, 2/15/12	10,000,000	10,143,360
4.875%, 2/15/12	9,000,000	9,560,394
0.875%, 2/29/12	10,000,000	10,076,200
4.625%, 2/29/12	4,000,000	4,242,188
1.375%, 3/15/12	5,000,000	5,076,955
1.000%, 3/31/12	14,000,000	14,138,320
4.500%, 3/31/12	5,000,000	5,312,695
1.000%, 4/30/12	13,000,000	13,131,040
4.500%, 4/30/12	2,000,000	2,131,562
1.375%, 5/15/12	12,000,000	12,194,532
4.750%, 5/31/12	4,000,000	4,290,936
1.875%, 6/15/12	11,140,000	11,425,897
0.625%, 7/31/12	3,000,000	3,012,540
4.625%, 7/31/12	3,000,000	3,233,790
1.750%, 8/15/12	13,000,000	13,326,521
1.375%, 9/15/12	10,000,000	10,183,980
0.375%, 9/30/12	8,000,000	7,991,248
4.250%, 9/30/12	5,000,000	5,381,640
1.375%, 10/15/12	9,000,000	9,168,750
3.875%, 10/31/12	4,500,000	4,824,140
1.375%, 11/15/12	18,000,000	18,347,346
4.000%, 11/15/12	6,800,000	7,318,500
1.125%, 12/15/12	10,000,000	10,140,620
3.625%, 12/31/12	3,500,000	3,748,007
1.375%, 1/15/13	15,000,000	15,296,490
1.375%, 2/15/13	8,000,000	8,160,624
3.875%, 2/15/13	2,000,000	2,161,876
2.750%, 2/28/13	6,000,000	6,326,718
1.375%, 3/15/13	9,000,000	9,184,950
2.500%, 3/31/13	4,400,000	4,618,970
1.750%, 4/15/13	11,000,000	11,332,530
3.625%, 5/15/13	2,000,000	2,164,062
3.500%, 5/31/13	8,000,000	8,632,496
3.375%, 6/30/13	3,000,000	3,230,625
1.000%, 7/15/13	3,000,000	3,032,820
3.375%, 7/31/13	3,500,000	3,776,717
4.250%, 8/15/13	5,800,000	6,405,827
3.125%, 8/31/13	11,000,000	11,797,500
3.125%, 9/30/13	4,400,000	4,723,127
2.750%, 10/31/13	6,000,000	6,380,628
2.000%, 11/30/13	10,000,000	10,409,380
1.750%, 1/31/14	5,000,000	5,163,280
4.000%, 2/15/14	10,000,000	11,083,590
1.875%, 2/28/14	16,000,000	16,586,256
1.750%, 3/31/14	5,000,000	5,162,500
1.875%, 4/30/14	16,000,000	16,591,248
4.750%, 5/15/14	9,000,000	10,271,250
2.250%, 5/31/14	5,000,000	5,253,905
2.625%, 6/30/14	12,800,000	13,626,995
2.625%, 7/31/14	8,000,000	8,516,248
4.250%, 8/15/14	1,000,000	1,127,578
2.375%, 8/31/14	10,000,000	10,550,780

See Notes to Portfolio of Investments.

EQ ADVISORS TRUST

EQ/INTERMEDIATE GOVERNMENT BOND INDEX PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

September 30, 2010 (Unaudited)

	Principal Amount	Value (Note 1)
2.375%, 9/30/14	$16,000,000	$16,887,504
2.375%, 10/31/14	20,000,000	21,109,380
4.250%, 11/15/14	1,800,000	2,040,610
2.125%, 11/30/14	10,000,000	10,451,560
2.625%, 12/31/14	15,000,000	15,978,510
2.250%, 1/31/15	15,000,000	15,740,625
4.000%, 2/15/15	9,000,000	10,120,077
2.375%, 2/28/15	8,000,000	8,438,720
2.500%, 3/31/15	6,000,000	6,362,340
4.125%, 5/15/15	5,600,000	6,346,810
1.875%, 6/30/15	3,000,000	3,091,407
1.750%, 7/31/15	3,000,000	3,072,180
4.250%, 8/15/15	8,000,000	9,143,128
1.250%, 9/30/15	13,000,000	12,979,694
4.500%, 2/15/16	4,000,000	4,641,248
2.625%, 2/29/16	9,000,000	9,564,606
2.375%, 3/31/16	10,000,000	10,485,160
2.625%, 4/30/16	8,000,000	8,485,624
5.125%, 5/15/16	5,000,000	5,987,500
3.250%, 5/31/16	4,000,000	4,378,752
3.250%, 6/30/16	5,000,000	5,474,610
4.875%, 8/15/16	1,000,000	1,187,109
3.125%, 10/31/16	10,000,000	10,853,910
4.625%, 11/15/16	9,500,000	11,161,018
2.750%, 11/30/16	19,000,000	20,187,500
3.250%, 12/31/16	9,000,000	9,821,952
3.125%, 1/31/17	10,000,000	10,835,940
4.625%, 2/15/17	2,300,000	2,703,579
3.250%, 3/31/17	10,000,000	10,906,250
3.125%, 4/30/17	5,000,000	5,410,545
4.500%, 5/15/17	6,900,000	8,064,913
2.375%, 7/31/17	2,000,000	2,065,000
4.750%, 8/15/17	5,000,000	5,936,330
1.875%, 9/30/17	2,000,000	1,995,000
4.250%, 11/15/17	7,000,000	8,099,763
3.500%, 2/15/18	10,000,000	11,043,750
3.875%, 5/15/18	10,000,000	11,290,620
4.000%, 8/15/18	5,500,000	6,254,534
3.750%, 11/15/18	15,000,000	16,757,820
2.750%, 2/15/19	11,000,000	11,411,642
3.125%, 5/15/19	20,500,000	21,782,849
3.625%, 8/15/19	20,000,000	21,993,760
3.375%, 11/15/19	17,000,000	18,313,522
3.500%, 5/15/20	15,000,000	16,282,050
2.625%, 8/15/20	9,000,000	9,084,375

		1,002,369,482

Total Government Securities		1,282,220,399

Total Long-Term Debt Securities (72.6%) (Cost $1,296,086,885)		1,344,296,260

	Number of Shares	Value (Note 1)
INVESTMENT COMPANIES:
Exchange Traded Funds (ETFs)(27.0%)
iShares Barclays 1-3 Year Treasury Bond Fund	2,353,000	198,522,610
iShares Barclays 3-7 Year Treasury Bond Fund	1,855,000	219,335,200
iShares Barclays 7-10 Year Treasury Bond Fund	834,000	82,574,340

Total Investment Companies (27.0%%) (Cost $489,737,180)		500,432,150

	Principal Amount	Value (Note 1)
SHORT-TERM INVESTMENT:
Time Deposit (1.9%)
JPMorgan Chase Nassau
0.000%, 10/1/10
(Amortized Cost $34,943,350)	$34,943,350	$34,943,350

Total Investments (101.5%) (Cost/Amortized Cost $1,820,767,415)		$1,879,671,760
Other Assets Less Liabilities (-1.5%)		(28,501,108)

Net Assets (100%)		$1,851,170,652

See Notes to Portfolio of Investments.

EQ ADVISORS TRUST

EQ/INTERMEDIATE GOVERNMENT BOND INDEX PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

September 30, 2010 (Unaudited)

The following is a summary of the inputs used to value the Portfolio’s assets and liabilities carried at fair value as of September 30, 2010:

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. For example, money market securities are valued using amortized cost, in accordance with rules under the Investment Company Act of 1940. Generally, amortized cost approximates the current fair value of a security, but since the value is not obtained from a quoted price in an active market, such securities are reflected as Level 2.

Various inputs are used in determining the value of the Portfolio’s investments. These inputs are summarized in the three broad levels listed below:

Investment Type	Level 1 Quoted prices in active markets for identical securities	Level 2 Significant other observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)	Level 3 Significant unobservable inputs (including the Portfolio’s own assumptions in determining the fair value of investments)	Total
Assets:
Corporate Bonds
Financials	$—	$58,004,677	$—	$58,004,677
Utilities	—	4,071,184	—	4,071,184
Government Securities
Agency ABS	—	84,545,650	—	84,545,650
U.S. Government Agencies	—	195,305,267	—	195,305,267
U.S. Treasuries	—	1,002,369,482	—	1,002,369,482
Investment Companies
Exchange Traded Funds (ETFs)	500,432,150	—	—	500,432,150
Short-Term Investments	—	34,943,350	—	34,943,350

Total Assets	$500,432,150	$1,379,239,610	$—	$1,879,671,760

Total Liabilities	$—	$—	$—	$—

Total	$500,432,150	$1,379,239,610	$—	$1,879,671,760

Following is a reconciliation of Level 3 assets for which significant unobservable inputs were used to determine fair value:

Investments in Securities-Government
Balance as of 12/31/09	$794,260
Total gains or losses (realized/unrealized) included in earnings	132,769
Purchases, sales, issuances, and settlements (net)	(927,029)
Transfers into Level 3	—
Transfers out of Level 3	—

Balance as of 9/30/10	$—

The amount of total gains or losses for the year included in earnings attributable to the change in unrealized gains or losses relating to assets and liabilities still held at period ending 9/30/10.	$—

Investment security transactions for the nine months ended September 30, 2010 were as follows:

Cost of Purchases:
Stocks and long-term corporate debt securities	$261,382,734
Long-term U.S. Treasury securities	525,417,796

$786,800,530

Net Proceeds of Sales and Redemptions:
Stocks and long-term corporate debt securities	$283,727,638
Long-term U.S. Treasury securities	494,681,630

$778,409,268

See Notes to Portfolio of Investments.

EQ ADVISORS TRUST

EQ/INTERMEDIATE GOVERNMENT BOND INDEX PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

September 30, 2010 (Unaudited)

As of September 30, 2010, the gross unrealized appreciation (depreciation) of investments based on the aggregate cost of investments for Federal income tax purposes was as follows:

Aggregate gross unrealized appreciation	$58,914,620
Aggregate gross unrealized depreciation	(2,559,756)

Net unrealized appreciation	$56,354,864

Federal income tax cost of investments	$1,823,316,896

See Notes to Portfolio of Investments.

EQ ADVISORS TRUST

EQ/INTERNATIONAL CORE PLUS PORTFOLIO

PORTFOLIO OF INVESTMENTS

September 30, 2010 (Unaudited)

	Number of Shares	Value (Note 1)
COMMON STOCKS:
Australia (5.1%)
AGL Energy Ltd.	25,637	$400,684
Alumina Ltd.	110,520	193,350
Amcor Ltd.	58,443	367,737
AMP Ltd.	112,165	553,991
Aristocrat Leisure Ltd.	26,818	91,501
Asciano Group*	158,907	253,426
ASX Ltd.	7,925	249,483
Australia & New Zealand Banking Group Ltd.	128,875	2,949,679
AXA Asia Pacific Holdings Ltd.	59,169	293,956
Bendigo and Adelaide Bank Ltd.	21,403	189,287
BGP Holdings plc(b)*†	1,044,151	—
BHP Billiton Ltd.	725,715	27,293,024
BHP Billiton Ltd. (ADR)	48,363	3,691,064
Billabong International Ltd.	13,102	100,930
BlueScope Steel Ltd.	103,891	220,915
Boral Ltd.	43,226	192,606
Brambles Ltd.	68,860	417,310
Caltex Australia Ltd.	10,072	116,724
CFS Retail Property Trust (REIT)	112,521	206,095
Coca-Cola Amatil Ltd.	29,027	336,111
Cochlear Ltd.	3,385	229,842
Commonwealth Bank of Australia	79,246	3,919,377
Computershare Ltd.	22,977	216,532
Crown Ltd.	25,666	208,135
CSL Ltd.	28,310	904,348
CSR Ltd.	87,125	151,579
Dexus Property Group (REIT)	294,293	243,204
Energy Resources of Australia Ltd.	5,225	67,168
Fairfax Media Ltd.	128,923	182,554
Fortescue Metals Group Ltd.*	58,909	296,650
Foster’s Group Ltd.	94,275	558,575
Goodman Fielder Ltd.	62,378	78,680
Goodman Group (REIT)	349,576	217,934
GPT Group (REIT)	88,394	251,185
Harvey Norman Holdings Ltd.	24,687	89,957
Incitec Pivot Ltd.	75,164	260,813
Insurance Australia Group Ltd.	108,441	381,522
Intoll Group	141,359	203,579
Leighton Holdings Ltd.	6,818	217,863
Lend Lease Group	29,826	219,383
MacArthur Coal Ltd.	2,817	31,938
Macquarie Group Ltd.	16,694	585,238
MAp Group	30,540	86,194
Metcash Ltd.	48,239	203,753
Mirvac Group (REIT)	152,283	195,762
National Australia Bank Ltd.	107,768	2,639,494
Newcrest Mining Ltd.	37,724	1,446,453
OneSteel Ltd.	60,635	171,718
Orica Ltd.	17,495	434,751
Origin Energy Ltd.	43,516	666,657
OZ Minerals Ltd.	186,170	261,816
Paladin Energy Ltd.*	40,664	141,101
Qantas Airways Ltd.*	45,133	121,709
QBE Insurance Group Ltd.	51,704	862,560
Rio Tinto Ltd.	22,175	1,645,430
Santos Ltd.	40,815	505,351
Sims Metal Management Ltd.	9,593	163,560
Sonic Healthcare Ltd.	16,700	177,555
SP AusNet	70,119	58,285
Stockland Corp., Ltd. (REIT)	116,234	431,409
Suncorp-Metway Ltd.	62,223	541,275
TABCORP Holdings Ltd.	36,718	$248,428
Tatts Group Ltd.	76,995	177,863
Telstra Corp., Ltd.	207,878	526,422
Toll Holdings Ltd.	30,322	193,431
Transurban Group	73,586	353,489
Wesfarmers Ltd.	50,949	1,619,660
Wesfarmers Ltd. (PPS)	6,891	220,396
Westfield Group (REIT)	107,971	1,279,446
Westpac Banking Corp.	151,800	3,409,826
Woodside Petroleum Ltd.	27,595	1,170,365
Woolworths Ltd.	63,288	1,764,172
WorleyParsons Ltd.	7,541	162,175

		69,514,435

Austria (0.1%)
Erste Group Bank AG	9,364	374,922
Immofinaz AG*	36,099	134,545
OMV AG	7,064	264,440
Raiffeisen International Bank Holding AG	3,412	159,078
Telekom Austria AG	16,255	244,642
Verbund AG, Class A	4,021	144,167
Vienna Insurance Group AG	2,753	147,982
Voestalpine AG	6,348	233,829

		1,703,605

Belgium (0.4%)
Ageas	110,148	315,335
Anheuser-Busch InBev N.V.	36,231	2,131,261
Anheuser-Busch InBev N.V. (VVPR)* .	25,608	105
Belgacom S.A.	7,365	287,204
Cie Nationale a Portefeuille	1,832	95,528
Colruyt S.A.	820	216,754
Delhaize Group S.A.	4,988	361,754
Dexia S.A.*	34,216	150,757
Groupe Bruxelles Lambert S.A.	4,226	352,118
KBC Groep N.V.*	8,021	359,804
Mobistar S.A.	1,636	100,184
Solvay S.A.	2,845	303,488
UCB S.A.	5,475	189,692
Umicore S.A.	6,927	299,445

		5,163,429

Bermuda (0.9%)
Nabors Industries Ltd.*	99,359	1,794,424
PartnerReinsurance Ltd.	121,478	9,740,106
Seadrill Ltd.	14,308	413,342

		11,947,872

Brazil (2.1%)
Petroleo Brasileiro S.A. (ADR)	150,312	5,451,816
Vale S.A. (ADR)	734,511	22,968,159

		28,419,975

Canada (10.8%)
Agrium, Inc. (When Issued)	286,915	21,515,756
Brookfield Asset Management, Inc., Class A	99,134	2,812,432
Canadian National Railway Co.	342,226	21,909,308
Canadian Natural Resources Ltd. (New York Exchange)	379,552	13,132,499
Canadian Natural Resources Ltd. (Toronto Exchange)	73,184	2,531,459
Canadian Pacific Railway Ltd. (New York Exchange)	224,835	13,699,197
Canadian Pacific Railway Ltd. (Toronto Exchange)	103,807	6,342,024
Cenovus Energy, Inc.	176,600	5,080,362

See Notes to Portfolio of Investments.

EQ ADVISORS TRUST

EQ/INTERNATIONAL CORE PLUS PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

September 30, 2010 (Unaudited)

	Number of Shares	Value (Note 1)
EnCana Corp.	163,700	$4,948,150
Ensign Energy Services, Inc.	15,370	188,670
Finning International, Inc.	171,922	3,996,865
Manulife Financial Corp.	112,082	1,415,023
Potash Corp. of Saskatchewan, Inc.	207,163	29,741,096
Suncor Energy, Inc.	558,641	18,184,820
Talisman Energy, Inc. (New York Exchange)	75,000	1,311,750
Talisman Energy, Inc. (Toronto Exchange)	118,836	2,078,966

		148,888,377

China (0.0%)
Foxconn International Holdings Ltd.*	136,558	100,322
Yangzijiang Shipbuilding Holdings Ltd.	59,652	79,832

		180,154

Cyprus (0.0%)
Bank of Cyprus Public Co., Ltd.	34,663	174,841

Denmark (0.4%)
A. P. Moller - Maersk A/S, Class A	29	235,796
A. P. Moller - Maersk A/S, Class B	66	551,730
Carlsberg A/S, Class B	5,354	558,239
Coloplast A/S, Class B	1,197	143,089
Danske Bank A/S*	22,891	552,302
DSV A/S	9,368	191,240
Novo Nordisk A/S, Class B	22,821	2,264,651
Novozymes A/S, Class B	2,463	313,349
Tryg A/S	1,324	79,607
Vestas Wind Systems A/S*	10,358	390,310
William Demant Holding A/S*	1,235	91,132

		5,371,445

Finland (0.4%)
Elisa Oyj*	8,845	203,176
Fortum Oyj	22,376	585,373
Kesko Oyj, Class B	4,358	204,491
Kone Oyj, Class B	7,455	385,179
Metso Oyj	5,836	267,478
Neste Oil Oyj	7,253	113,313
Nokia Oyj	188,635	1,895,245
Nokian Renkaat Oyj	6,666	228,912
Orion Oyj, Class B	5,219	104,232
Outokumpu Oyj	6,440	127,915
Pohjola Bank plc	10,379	126,281
Rautaruukki Oyj	5,584	115,404
Sampo Oyj, Class A	20,971	566,342
Sanoma Oyj	4,295	90,872
Stora Enso Oyj, Class R	27,399	270,800
UPM-Kymmene Oyj	25,256	432,788
Wartsila Oyj	4,042	263,776

		5,981,577

France (3.7%)
Accor S.A.	7,185	262,358
Aeroports de Paris S.A.	1,988	162,175
Air France-KLM*	7,194	110,331
Air Liquide S.A.	14,003	1,708,327
Alcatel-Lucent*	114,836	386,679
Alstom S.A.	9,733	496,508
Atos Origin S.A.*	3,046	137,696
AXA S.A.	85,918	1,502,163
bioMerieux S.A.	773	80,099
BNP Paribas S.A.	48,178	3,426,456
Bouygues S.A.	11,183	479,996
Bureau Veritas S.A.	3,162	220,789
Cap Gemini S.A.	7,142	358,297
Carrefour S.A.	31,138	$1,673,123
Casino Guichard Perrachon S.A.	2,989	273,660
Christian Dior S.A.	3,431	448,461
Cie de Saint-Gobain S.A.	18,830	837,612
Cie Generale de Geophysique-Veritas*	8,606	188,887
Cie Generale des Etablissements Michelin, Class B	7,410	563,775
Cie Generale d’Optique Essilor International S.A.	10,171	699,798
CNP Assurances S.A.	8,164	151,640
Credit Agricole S.A.	44,925	702,162
Danone S.A.	29,007	1,734,984
Dassault Systemes S.A.	3,467	255,036
Edenred*	7,185	142,321
EDF S.A.	12,562	541,840
Eiffage S.A.	2,758	131,143
Eramet S.A.	371	109,625
Eurazeo S.A.	2,024	135,822
Eutelsat Communications S.A.	5,410	206,505
Fonciere des Regions (REIT)	1,555	165,709
France Telecom S.A.	92,886	2,007,035
GDF Suez S.A.	63,046	2,256,980
Gecina S.A. (REIT)	1,296	153,709
Groupe Eurotunnel S.A. (Registered)	28,262	240,300
Hermes International S.A.	2,855	651,923
ICADE (REIT)	1,469	154,321
Iliad S.A.	1,213	126,386
Imerys S.A.	2,350	140,768
Ipsen S.A.	2,027	67,190
J.C. Decaux S.A.*	4,646	122,651
Klepierre S.A. (REIT)	5,823	224,572
Lafarge S.A.	10,125	579,722
Lagardere S.C.A.	6,399	249,970
Legrand S.A.	6,601	223,261
L’Oreal S.A.	11,887	1,336,584
LVMH Moet Hennessy Louis Vuitton S.A.	12,184	1,787,219
Metropole Television S.A.	4,644	109,209
Natixis S.A.*	51,166	292,959
Neopost S.A.	2,060	153,305
PagesJaunes Groupe S.A.	9,232	96,669
Pernod-Ricard S.A.	10,129	845,762
Peugeot S.A.*	8,327	279,992
PPR S.A.	3,802	615,490
Publicis Groupe S.A.	5,584	265,216
Renault S.A.*	9,245	475,710
Safran S.A.	6,855	192,695
Sanofi-Aventis S.A.	53,535	3,566,975
Schneider Electric S.A.	11,921	1,511,534
SCOR SE	8,973	214,435
Societe BIC S.A.	1,838	147,558
Societe Generale S.A.	31,804	1,831,825
Societe Television Francaise 1 S.A.	7,902	123,021
Sodexo S.A.	4,499	291,943
Suez Environnement Co. S.A.	14,452	266,958
Technip S.A.	5,087	409,087
Thales S.A.	4,911	179,491
Total S.A.	107,590	5,544,937
Unibail-Rodamco S.A. (REIT)	4,464	989,814
Vallourec S.A.	5,447	541,105
Veolia Environnement	15,963	420,433
Vinci S.A.	21,739	1,089,704

See Notes to Portfolio of Investments.

EQ ADVISORS TRUST

EQ/INTERNATIONAL CORE PLUS PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

September 30, 2010 (Unaudited)

	Number of Shares	Value (Note 1)
Vivendi S.A.	61,300	$1,675,523

		50,747,918

Germany (3.3%)
Adidas AG	10,577	654,771
Allianz SE (Registered)	22,893	2,587,216
BASF SE	93,472	5,894,076
Bayer AG	41,739	2,910,470
Bayerische Motoren Werke (BMW) AG	16,994	1,191,714
Bayerische Motoren Werke (BMW) AG (Preference)	3,578	166,891
Beiersdorf AG	5,253	321,536
Celesio AG	4,404	95,820
Commerzbank AG*	34,834	288,724
Continental AG*	2,115	164,375
Daimler AG (Registered)*	45,475	2,880,232
Deutsche Bank AG (Registered)	31,602	1,729,504
Deutsche Boerse AG	9,532	636,016
Deutsche Lufthansa AG (Registered)*	12,191	224,112
Deutsche Post AG (Registered)	43,006	780,045
Deutsche Postbank AG*	5,446	185,347
Deutsche Telekom AG (Registered)	141,841	1,940,415
E.ON AG	93,216	2,748,669
Fraport AG	2,593	157,692
Fresenius Medical Care AG & Co. KGaA	9,627	594,583
Fresenius SE	1,970	157,699
Fresenius SE (Preference)	4,353	351,544
GEA Group AG	9,830	245,703
Hannover Rueckversicherung AG (Registered)	3,355	154,317
HeidelbergCement AG	7,076	340,999
Henkel AG & Co. KGaA	7,018	317,777
Henkel AG & Co. KGaA (Preference)	9,397	504,732
Hochtief AG	2,622	227,049
Infineon Technologies AG*	57,864	400,805
K+S AG	7,846	469,717
Linde AG	8,230	1,071,242
MAN SE	5,279	575,440
Merck KGaA	3,441	289,056
Metro AG	5,956	387,707
Muenchener Rueckversicherungs- Gesellschaft AG (Registered)	9,879	1,368,303
Porsche Automobil Holding SE (Preference)	5,098	252,453
Puma AG Rudolf Dassler Sport	380	125,364
RWE AG	46,568	3,145,624
RWE AG (Preference)	2,503	159,538
Salzgitter AG	2,499	161,872
SAP AG	43,113	2,132,607
Siemens AG (Registered)	41,896	4,422,393
Suedzucker AG	3,922	87,712
ThyssenKrupp AG	16,776	547,048
TUI AG*	9,529	116,589
United Internet AG (Registered)	8,527	137,866
Volkswagen AG	1,455	160,329
Volkswagen AG (Preference)	8,802	1,062,300
Wacker Chemie AG	1,036	191,158

		45,717,151

Greece (0.1%)
Alpha Bank AE*	21,494	134,788
Coca Cola Hellenic Bottling Co. S.A.	10,805	285,171
EFG Eurobank Ergasias S.A.*	13,912	83,828
Hellenic Telecommunications Organization S.A.	15,071	$108,481
National Bank of Greece S.A.*	30,780	300,859
OPAP S.A.	10,354	163,735
Piraeus Bank S.A.*	19,552	96,755
Public Power Corp. S.A.	4,929	76,803

		1,250,420

Hong Kong (1.0%)
ASM Pacific Technology Ltd.	13,107	116,899
Bank of East Asia Ltd.	85,780	363,182
BOC Hong Kong Holdings Ltd.	182,043	577,181
Cathay Pacific Airways Ltd.	69,575	188,759
Cheung Kong Holdings Ltd.	70,899	1,074,608
Cheung Kong Infrastructure Holdings Ltd.	32,340	128,379
CLP Holdings Ltd.	100,564	802,946
Esprit Holdings Ltd.	56,757	307,967
Hang Lung Group Ltd.	43,739	285,529
Hang Lung Properties Ltd.	101,438	495,499
Hang Seng Bank Ltd.	38,174	561,379
Henderson Land Development Co., Ltd.	52,190	371,640
Hong Kong & China Gas Co., Ltd.	213,928	541,517
Hong Kong Exchanges and Clearing Ltd.	52,127	1,026,570
Hongkong Electric Holdings Ltd.	67,996	413,207
Hopewell Holdings Ltd.	26,851	86,863
Hutchison Whampoa Ltd.	108,571	1,013,106
Hysan Development Co., Ltd.	44,459	159,297
Kerry Properties Ltd.	38,232	207,942
Li & Fung Ltd.	113,519	638,639
Lifestyle International Holdings Ltd.	43,741	108,016
Link REIT (REIT)	117,686	348,863
Mongolia Energy Co., Ltd.*	212,379	88,139
MTR Corp.	66,529	251,664
New World Development Ltd.	149,780	301,921
Noble Group Ltd.	142,979	205,483
NWS Holdings Ltd.	58,810	115,363
Orient Overseas International Ltd.	14,952	119,287
PCCW Ltd.	201,585	73,007
Shangri-La Asia Ltd.	82,332	187,397
Sino Land Co., Ltd.	74,038	153,251
Sun Hung Kai Properties Ltd.	72,278	1,248,284
Swire Pacific Ltd., Class A	37,831	521,229
Television Broadcasts Ltd.	14,392	82,173
Wharf Holdings Ltd.	67,573	434,587
Wheelock & Co., Ltd.	58,116	194,373
Wing Hang Bank Ltd.	11,856	142,186
Yue Yuen Industrial Holdings Ltd.	39,199	145,250

		14,081,582

Ireland (0.2%)
Anglo Irish Bank Corp., Ltd.*†	67,703	—
Bank of Ireland*	174,402	147,407
CRH plc	35,310	579,562
Elan Corp. plc*	29,790	167,562
Experian plc	53,091	577,967
James Hardie Industries SE (CDI)*	26,169	141,644
Kerry Group plc, Class A	8,279	290,454
Shire plc	29,028	653,905

		2,558,501

Israel (0.3%)
Bank Hapoalim B.M.*	52,841	241,835
Bank Leumi Le-Israel B.M.*	62,260	289,216

See Notes to Portfolio of Investments.

EQ ADVISORS TRUST

EQ/INTERNATIONAL CORE PLUS PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

September 30, 2010 (Unaudited)

	Number of Shares	Value (Note 1)
Bezeq Israeli Telecommunication Corp., Ltd.	90,146	$224,721
Cellcom Israel Ltd.	906	27,659
Delek Group Ltd.	233	63,969
Elbit Systems Ltd.	444	23,660
Israel Chemicals Ltd.	24,703	348,463
Israel Corp., Ltd.*	132	126,115
Israel Discount Bank Ltd., Class A*	12,999	25,785
Makhteshim-Agan Industries Ltd.*	6,407	23,746
Mizrahi Tefahot Bank Ltd.	2,915	27,010
NICE Systems Ltd.*	2,765	85,173
Partner Communications Co., Ltd.	1,696	31,430
Teva Pharmaceutical Industries Ltd.	47,486	2,578,720

		4,117,502

Italy (1.5%)
A2A S.p.A.	78,065	119,725
Assicurazioni Generali S.p.A.	57,614	1,160,070
Atlantia S.p.A.	12,732	263,825
Autogrill S.p.A.*	8,560	107,359
Banca Carige S.p.A.	36,766	85,607
Banca Monte dei Paschi di Siena S.p.A.*	106,148	147,022
Banca Popolare di Milano S.c.a.r.l.	23,781	113,468
Banco Popolare S.c.a.r.l.	38,445	230,080
Enel S.p.A.	330,267	1,760,425
ENI S.p.A.	131,861	2,845,593
Exor S.p.A.	4,044	93,721
Fiat S.p.A.	38,340	591,662
Finmeccanica S.p.A.	22,062	262,112
Intesa Sanpaolo S.p.A. (BATS Europe Exchange)	51,955	133,793
Intesa Sanpaolo S.p.A. (XetraIntlMkt Exchange)	387,052	1,257,123
Luxottica Group S.p.A.	6,176	168,894
Mediaset S.p.A.	37,729	267,457
Mediobanca S.p.A.*	21,613	200,944
Mediolanum S.p.A.	17,155	76,299
Parmalat S.p.A.	78,366	201,059
Pirelli & C. S.p.A.	12,119	98,632
Prysmian S.p.A.	6,216	113,551
Saipem S.p.A.	172,447	6,906,896
Snam Rete Gas S.p.A.	69,146	350,188
Telecom Italia S.p.A.	486,707	680,091
Telecom Italia S.p.A. (RNC)	326,484	367,858
Terna Rete Elettrica Nazionale S.p.A.	70,609	300,083
UniCredit S.p.A.	691,154	1,764,770
Unione di Banche Italiane S.c.p.A.	33,577	325,452

		20,993,759

Japan (8.2%)
77 Bank Ltd.	23,459	118,869
ABC-Mart, Inc.	2,140	65,882
Acom Co., Ltd.	3,576	54,103
Advantest Corp.	7,298	145,208
Aeon Co., Ltd.	30,652	328,991
Aeon Credit Service Co., Ltd.	6,138	66,100
Aeon Mall Co., Ltd.	3,062	74,423
Air Water, Inc.	10,000	118,831
Aisin Seiki Co., Ltd.	9,138	285,043
Ajinomoto Co., Inc.	31,168	305,034
Alfresa Holdings Corp.	2,566	109,427
All Nippon Airways Co., Ltd.*	32,302	119,565
Amada Co., Ltd.	21,148	144,905
Aozora Bank Ltd.	26,918	39,661
Asahi Breweries Ltd.	18,487	369,829
Asahi Glass Co., Ltd.	49,752	$507,175
Asahi Kasei Corp.	61,078	336,558
Asics Corp.	10,948	111,605
Astellas Pharma, Inc.	22,830	824,538
Bank of Kyoto Ltd.	20,082	162,860
Bank of Yokohama Ltd.	57,700	269,562
Benesse Holdings, Inc.	3,274	157,660
Bridgestone Corp.	31,664	576,916
Brother Industries Ltd.	13,715	169,384
Canon Marketing Japan, Inc.	2,562	35,263
Canon, Inc.	57,130	2,665,565
Casio Computer Co., Ltd.	15,527	115,132
Central Japan Railway Co.	75	551,629
Chiba Bank Ltd.	34,672	202,267
Chiyoda Corp.	11,000	89,998
Chubu Electric Power Co., Inc.	33,354	824,261
Chugai Pharmaceutical Co., Ltd.	10,047	184,620
Chugoku Bank Ltd.	9,511	115,640
Chugoku Electric Power Co., Inc.	16,162	318,865
Chuo Mitsui Trust Holdings, Inc.	39,871	132,298
Citizen Holdings Co., Ltd.	17,552	105,337
Coca-Cola West Co., Ltd.	2,048	34,542
Cosmo Oil Co., Ltd.	42,222	110,259
Credit Saison Co., Ltd.	9,416	125,878
Dai Nippon Printing Co., Ltd.	27,162	331,553
Daicel Chemical Industries Ltd.	14,955	100,679
Daido Steel Co., Ltd.	20,519	99,793
Daihatsu Motor Co., Ltd.	10,200	136,481
Dai-ichi Life Insurance Co., Ltd.	411	496,272
Daiichi Sankyo Co., Ltd.	33,487	681,132
Daikin Industries Ltd.	11,423	429,662
Dainippon Sumitomo Pharma Co., Ltd.	8,292	69,431
Daito Trust Construction Co., Ltd.	3,538	211,483
Daiwa House Industry Co., Ltd.	23,658	238,054
Daiwa Securities Group, Inc.	80,476	324,873
DeNA Co., Ltd.	3,600	113,373
Denki Kagaku Kogyo KK	31,718	136,401
Denso Corp.	24,412	723,763
Dentsu, Inc.	7,591	175,862
Dowa Holdings Co., Ltd.	14,392	85,683
East Japan Railway Co.	17,320	1,045,673
Eisai Co., Ltd.	12,254	428,479
Electric Power Development Co., Ltd.	4,503	135,392
Elpida Memory, Inc.*	8,239	94,747
FamilyMart Co., Ltd.	2,204	79,020
Fanuc Ltd.	9,744	1,240,761
Fast Retailing Co., Ltd.	2,516	354,434
Fuji Electric Holdings Co., Ltd.	21,288	55,847
Fuji Heavy Industries Ltd.	25,480	162,379
Fuji Media Holdings, Inc.	39	49,661
Fujifilm Holdings Corp.	23,368	773,988
Fujitsu Ltd.	92,742	651,016
Fukuoka Financial Group, Inc.	46,983	187,977
Furukawa Electric Co., Ltd.	27,288	102,641
GS Yuasa Corp.	15,963	112,246
Gunma Bank Ltd.	20,274	106,130
Hachijuni Bank Ltd.	23,088	120,584
Hakuhodo DY Holdings, Inc.	986	47,717
Hamamatsu Photonics KK	3,400	110,903
Hankyu Hanshin Holdings, Inc.	60,448	290,365
Hino Motors Ltd.	18,830	90,902
Hirose Electric Co., Ltd.	1,866	187,986
Hiroshima Bank Ltd.	26,280	107,034
Hisamitsu Pharmaceutical Co., Inc.	3,667	149,790
Hitachi Chemical Co., Ltd.	6,488	121,087

See Notes to Portfolio of Investments.

EQ ADVISORS TRUST

EQ/INTERNATIONAL CORE PLUS PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

September 30, 2010 (Unaudited)

	Number of Shares	Value (Note 1)
Hitachi Construction Machinery Co., Ltd.	4,451	$96,239
Hitachi High-Technologies Corp.	5,018	92,570
Hitachi Ltd.	226,211	989,063
Hitachi Metals Ltd.	11,386	134,073
Hokkaido Electric Power Co., Inc.	9,968	198,453
Hokuhoku Financial Group, Inc.	63,952	117,210
Hokuriku Electric Power Co.	8,738	199,504
Honda Motor Co., Ltd.	85,504	3,034,839
HOYA Corp.	20,502	499,779
Ibiden Co., Ltd.	5,934	150,625
Idemitsu Kosan Co., Ltd.	1,490	127,796
IHI Corp.	82,834	158,762
INPEX Corp.	110	517,849
Isetan Mitsukoshi Holdings Ltd.	20,948	217,560
Isuzu Motors Ltd.	54,138	208,822
Ito En Ltd.	2,711	44,523
ITOCHU Corp.	75,032	686,685
ITOCHU Techno-Solutions Corp.	2,334	76,216
Iyo Bank Ltd.	15,578	126,333
J. Front Retailing Co., Ltd.	30,068	139,751
Jafco Co., Ltd.	2,416	57,043
Japan Petroleum Exploration Co.	2,110	79,491
Japan Prime Realty Investment Corp. (REIT)	44	96,876
Japan Real Estate Investment Corp. (REIT)	29	263,668
Japan Retail Fund Investment Corp. (REIT)	104	146,382
Japan Steel Works Ltd.	15,022	141,439
Japan Tobacco, Inc.	227	755,670
JFE Holdings, Inc.	24,076	736,296
JGC Corp.	9,326	161,876
Joyo Bank Ltd.	41,480	180,866
JS Group Corp.	11,523	225,960
JSR Corp.	7,818	133,078
JTEKT Corp.	12,282	113,139
Jupiter Telecommunications Co., Ltd.	101	108,888
JX Holdings, Inc.	112,078	649,805
Kajima Corp.	55,739	134,206
Kamigumi Co., Ltd.	10,704	79,498
Kaneka Corp.	16,644	99,888
Kansai Electric Power Co., Inc.	38,623	937,815
Kansai Paint Co., Ltd.	12,452	106,054
Kao Corp.	26,967	657,054
Kawasaki Heavy Industries Ltd.	64,840	184,081
Kawasaki Kisen Kaisha Ltd.	29,162	109,689
KDDI Corp.	146	698,694
Keihin Electric Express Railway Co., Ltd.	26,466	255,846
Keio Corp.	31,347	215,539
Keisei Electric Railway Co., Ltd.	13,955	89,601
Keyence Corp.	2,049	445,734
Kikkoman Corp.	9,823	108,373
Kinden Corp.	7,696	69,511
Kintetsu Corp.	75,980	256,665
Kirin Holdings Co., Ltd.	41,991	596,063
Kobe Steel Ltd.	116,095	272,576
Koito Manufacturing Co., Ltd.	5,000	76,665
Komatsu Ltd.	48,172	1,118,320
Konami Corp.	5,188	91,604
Konica Minolta Holdings, Inc.	22,936	223,645
Kubota Corp.	56,508	517,155
Kuraray Co., Ltd.	15,992	201,911
Kurita Water Industries Ltd.	6,914	191,899
Kyocera Corp.	8,204	$775,390
Kyowa Hakko Kirin Co., Ltd.	16,267	161,150
Kyushu Electric Power Co., Inc.	18,288	417,548
Lawson, Inc.	3,080	141,124
Mabuchi Motor Co., Ltd.	1,552	79,385
Makita Corp.	4,946	156,829
Marubeni Corp.	81,668	461,755
Marui Group Co., Ltd.	14,986	112,198
Maruichi Steel Tube Ltd.	2,816	53,972
Matsui Securities Co., Ltd.	9,064	50,705
Mazda Motor Corp.	71,679	172,586
McDonald’s Holdings Co. Japan Ltd.	4,080	98,237
Medipal Holdings Corp.	7,522	95,602
MEIJI Holdings Co., Ltd.	3,734	175,786
Minebea Co., Ltd.	19,711	101,530
Mitsubishi Chemical Holdings Corp.	57,359	291,330
Mitsubishi Corp.	67,684	1,606,157
Mitsubishi Electric Corp.	97,371	837,475
Mitsubishi Estate Co., Ltd.	60,011	976,221
Mitsubishi Gas Chemical Co., Inc.	24,711	143,565
Mitsubishi Heavy Industries Ltd.	151,256	558,060
Mitsubishi Logistics Corp.	8,008	96,023
Mitsubishi Materials Corp.*	68,819	197,850
Mitsubishi Motors Corp.*	204,218	266,648
Mitsubishi Tanabe Pharma Corp.	9,890	161,121
Mitsubishi UFJ Financial Group, Inc.	651,116	3,034,070
Mitsubishi UFJ Lease & Finance Co., Ltd.	3,740	131,491
Mitsui & Co., Ltd.	89,454	1,330,880
Mitsui Chemicals, Inc.	34,288	92,415
Mitsui Engineering & Shipbuilding Co., Ltd.	50,858	115,143
Mitsui Fudosan Co., Ltd.	42,427	715,587
Mitsui Mining & Smelting Co., Ltd.	41,162	117,845
Mitsui O.S.K. Lines Ltd.	56,575	355,796
Mitsumi Electric Co., Ltd.	4,800	73,598
Mizuho Financial Group, Inc.	1,028,637	1,503,279
Mizuho Securities Co., Ltd.	40,222	92,027
Mizuho Trust & Banking Co., Ltd.*	105,588	88,538
MS&AD Insurance Group Holdings, Inc.	27,198	624,564
Murata Manufacturing Co., Ltd.	10,671	562,439
Namco Bandai Holdings, Inc.	7,619	70,641
NEC Corp.	124,742	331,729
NGK Insulators Ltd.	12,267	203,813
NGK Spark Plug Co., Ltd.	8,948	119,728
NHK Spring Co., Ltd.	8,075	66,840
Nidec Corp.	5,446	484,060
Nikon Corp.	15,459	286,662
Nintendo Co., Ltd.	5,139	1,284,134
Nippon Building Fund, Inc. (REIT)	27	236,428
Nippon Electric Glass Co., Ltd.	16,022	218,412
Nippon Express Co., Ltd.	45,427	172,501
Nippon Meat Packers, Inc.	7,075	86,615
Nippon Paper Group, Inc.	5,930	148,392
Nippon Sheet Glass Co., Ltd.	37,414	81,569
Nippon Steel Corp.	257,567	876,246
Nippon Telegraph & Telephone Corp.	26,187	1,143,407
Nippon Yusen KK	71,442	292,683
Nishi-Nippon City Bank Ltd.	46,480	133,070
Nissan Chemical Industries Ltd.	8,696	98,023
Nissan Motor Co., Ltd.	126,648	1,105,970
Nissha Printing Co., Ltd.	1,200	27,269
Nisshin Seifun Group, Inc.	12,138	159,504
Nisshin Steel Co., Ltd.	31,672	56,530

See Notes to Portfolio of Investments.

EQ ADVISORS TRUST

EQ/INTERNATIONAL CORE PLUS PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

September 30, 2010 (Unaudited)

	Number of Shares	Value (Note 1)
Nisshinbo Holdings, Inc.	9,134	$91,581
Nissin Food Holdings Co., Ltd.	3,906	141,071
Nitori Holdings Co., Ltd.	1,575	131,690
Nitto Denko Corp.	7,911	309,408
NKSJ Holdings, Inc.*	69,619	436,995
NOK Corp.	7,264	126,433
Nomura Holdings, Inc.	174,208	843,077
Nomura Real Estate Holdings, Inc.	6,475	91,913
Nomura Real Estate Office Fund, Inc. (REIT)	12	66,627
Nomura Research Institute Ltd.	4,088	76,834
NSK Ltd.	24,970	169,298
NTN Corp.	31,214	134,608
NTT Data Corp.	58	183,352
NTT DoCoMo, Inc.	784	1,305,414
NTT Urban Development Corp.	86	72,319
Obayashi Corp.	40,666	161,729
Obic Co., Ltd.	508	96,026
Odakyu Electric Railway Co., Ltd.	36,103	333,871
OJI Paper Co., Ltd.	37,612	166,253
Olympus Corp.	10,452	273,695
Omron Corp.	11,344	257,645
Ono Pharmaceutical Co., Ltd.	4,475	194,857
Oracle Corp. Japan	2,640	125,707
Oriental Land Co., Ltd.	2,486	231,685
ORIX Corp.	5,241	400,546
Osaka Gas Co., Ltd.	92,868	334,850
Otsuka Corp.	1,239	82,224
Panasonic Corp.	101,086	1,369,529
Panasonic Electric Works Co., Ltd.	17,526	232,406
Rakuten, Inc.	343	251,046
Resona Holdings, Inc.	27,402	245,856
Ricoh Co., Ltd.	33,480	472,041
Rinnai Corp.	2,084	122,574
Rohm Co., Ltd.	4,726	291,554
Sankyo Co., Ltd.	2,198	116,377
Santen Pharmaceutical Co., Ltd.	4,131	143,061
Sanyo Electric Co., Ltd.*	83,483	138,005
Sapporo Hokuyo Holdings, Inc.	22,340	103,297
Sapporo Holdings Ltd.	12,704	59,502
SBI Holdings, Inc.	754	94,566
Secom Co., Ltd.	10,327	466,373
Sega Sammy Holdings, Inc.	8,075	123,427
Seiko Epson Corp.	8,522	129,137
Sekisui Chemical Co., Ltd.	27,214	164,627
Sekisui House Ltd.	24,970	224,335
Senshu Ikeda Holdings, Inc.	23,200	34,739
Seven & I Holdings Co., Ltd.	39,112	916,424
Seven Bank Ltd.	28	50,144
Sharp Corp.	49,938	497,107
Shikoku Electric Power Co., Inc.	10,443	299,604
Shimadzu Corp.	17,140	131,815
Shimamura Co., Ltd.	846	78,540
Shimano, Inc.	4,136	218,988
Shimizu Corp.	38,910	144,025
Shin-Etsu Chemical Co., Ltd.	21,064	1,025,697
Shinko Electric Industries Co., Ltd.	4,906	54,243
Shinsei Bank Ltd.*	64,173	45,355
Shionogi & Co., Ltd.	14,207	260,042
Shiseido Co., Ltd.	17,022	382,118
Shizuoka Bank Ltd.	27,724	238,782
Showa Denko KK	62,382	119,563
Showa Shell Sekiyu KK	13,975	106,805
SMC Corp.	2,648	349,239
Softbank Corp.	39,772	1,301,118
Sojitz Corp.	62,842	$112,917
Sony Corp.	51,664	1,597,326
Sony Financial Holdings, Inc.	37	120,556
Square Enix Holdings Co., Ltd.	4,624	103,636
Stanley Electric Co., Ltd.	8,684	138,353
Sumco Corp.*	4,852	75,674
Sumitomo Chemical Co., Ltd.	76,158	333,898
Sumitomo Corp.	56,328	726,029
Sumitomo Electric Industries Ltd.	37,060	451,930
Sumitomo Heavy Industries Ltd.	25,784	132,812
Sumitomo Metal Industries Ltd.	164,920	416,844
Sumitomo Metal Mining Co., Ltd.	24,784	378,529
Sumitomo Mitsui Financial Group, Inc.	67,468	1,965,527
Sumitomo Realty & Development Co., Ltd.	18,526	382,814
Sumitomo Rubber Industries Ltd.	11,736	114,576
Sumitomo Trust & Banking Co., Ltd.	69,092	345,957
Suruga Bank Ltd.	13,890	122,461
Suzuken Co., Ltd.	3,806	125,970
Suzuki Motor Corp.	16,936	356,248
Sysmex Corp.	2,200	152,587
T&D Holdings, Inc.	13,584	283,136
Taiheiyo Cement Corp.*	42,554	49,956
Taisei Corp.	67,183	138,422
Taisho Pharmaceutical Co., Ltd.	7,571	153,179
Taiyo Nippon Sanso Corp.	15,392	130,909
Takashimaya Co., Ltd.	11,955	92,226
Takeda Pharmaceutical Co., Ltd.	38,523	1,769,714
TDK Corp.	5,671	316,225
Teijin Ltd.	58,250	192,585
Terumo Corp.	8,250	437,799
THK Co., Ltd.	7,608	142,536
Tobu Railway Co., Ltd.	40,991	236,184
Toho Co., Ltd.	6,046	97,266
Toho Gas Co., Ltd.	24,592	121,664
Tohoku Electric Power Co., Inc.	20,859	461,257
Tokio Marine Holdings, Inc.	36,815	993,141
Tokuyama Corp.	15,452	78,482
Tokyo Electric Power Co., Inc.	62,558	1,525,732
Tokyo Electron Ltd.	8,536	427,925
Tokyo Gas Co., Ltd.	121,711	552,569
Tokyo Steel Manufacturing Co., Ltd.	7,376	87,031
Tokyo Tatemono Co., Ltd.	15,392	59,001
Tokyu Corp.	61,011	269,682
Tokyu Land Corp.	29,592	122,650
TonenGeneral Sekiyu KK	15,830	146,581
Toppan Printing Co., Ltd.	29,910	233,963
Toray Industries, Inc.	64,774	360,804
Toshiba Corp.	204,683	990,560
Tosoh Corp.	35,095	94,590
TOTO Ltd.	18,267	125,164
Toyo Seikan Kaisha Ltd.	9,704	174,830
Toyo Suisan Kaisha Ltd.	3,756	77,433
Toyoda Gosei Co., Ltd.	4,242	93,499
Toyota Boshoku Corp.	4,692	78,069
Toyota Industries Corp.	9,218	246,130
Toyota Motor Corp.	142,236	5,108,092
Toyota Tsusho Corp.	13,214	194,696
Trend Micro, Inc.	4,482	133,741
Tsumura & Co.	3,004	93,416
Ube Industries Ltd.	63,123	139,887
Unicharm Corp.	5,694	229,179
UNY Co., Ltd.	12,511	98,913
Ushio, Inc.	6,064	102,059
USS Co., Ltd.	1,211	90,375

See Notes to Portfolio of Investments.

EQ ADVISORS TRUST

EQ/INTERNATIONAL CORE PLUS PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

September 30, 2010 (Unaudited)

	Number of Shares	Value (Note 1)
West Japan Railway Co.	81	$290,505
Yahoo! Japan Corp.	682	235,612
Yakult Honsha Co., Ltd.	3,907	120,655
Yamada Denki Co., Ltd.	4,182	259,496
Yamaguchi Financial Group, Inc.	13,763	129,749
Yamaha Corp.	10,579	122,796
Yamaha Motor Co., Ltd.*	11,532	173,090
Yamato Holdings Co., Ltd.	18,736	226,681
Yamato Kogyo Co., Ltd.	3,154	76,394
Yamazaki Baking Co., Ltd.	8,571	104,519
Yaskawa Electric Corp.	13,140	105,932
Yokogawa Electric Corp.	14,903	101,400

		111,844,791

Luxembourg (1.0%)
ArcelorMittal S.A.	42,782	1,409,073
Millicom International Cellular S.A. (SDR)	4,057	387,020
SES S.A.	16,489	396,411
Tenaris S.A.	23,548	451,672
Tenaris S.A. (ADR)	281,695	10,822,722

		13,466,898

Macau (0.0%)
Sands China Ltd.*	89,467	161,434
Wynn Macau Ltd.*	49,200	85,098

		246,532

Mexico (0.0%)
Fresnillo plc	9,222	179,926

Netherlands (2.8%)
Aegon N.V.*	75,939	454,987
Akzo Nobel N.V.	11,778	726,631
ASML Holding N.V.	22,095	659,951
Core Laboratories N.V.	51,400	4,525,256
Corio N.V. (REIT)	3,688	252,137
Delta Lloyd N.V.	1,458	27,250
European Aeronautic Defence and Space Co. N.V.*	19,944	497,417
Fugro N.V. (CVA)	3,430	225,544
Heineken Holding N.V.	5,973	261,299
Heineken N.V.	12,355	640,706
ING Groep N.V. (CVA)*	196,853	2,042,218
Koninklijke (Royal) KPN N.V.	84,863	1,312,497
Koninklijke Ahold N.V.	61,083	823,388
Koninklijke Boskalis Westminster N.V.	4,153	174,292
Koninklijke DSM N.V.	8,305	425,473
Koninklijke Philips Electronics N.V.	49,771	1,564,289
Koninklijke Vopak N.V.	4,206	200,741
QIAGEN N.V.*	12,456	222,871
Randstad Holding N.V.*	5,418	246,141
Reed Elsevier N.V.	38,116	480,645
Royal Dutch Shell plc, Class A	182,476	5,492,244
Royal Dutch Shell plc, Class B	139,434	4,067,515
SBM Offshore N.V.	10,472	198,436
TNT N.V.	18,623	500,394
Unilever N.V. (N.Y. Shares)	99,540	2,974,255
Unilever N.V. (CVA)	293,536	8,773,573
Wolters Kluwer N.V.	16,359	343,442

		38,113,592

New Zealand (0.0%)
Auckland International Airport Ltd.	69,968	105,238
Contact Energy Ltd.*	22,952	95,314
Fletcher Building Ltd.	30,818	182,246
Sky City Entertainment Group Ltd.	42,135	87,488
Telecom Corp. of New Zealand Ltd.	80,486	$119,286

		589,572

Norway (0.3%)
Aker Solutions ASA	5,085	73,709
DnB NOR ASA	47,862	651,463
Norsk Hydro ASA	47,373	285,955
Orkla ASA	41,461	382,100
Renewable Energy Corp. ASA*	30,435	103,086
Statoil ASA	58,448	1,219,416
Telenor ASA	38,735	606,598
Yara International ASA	9,326	421,808

		3,744,135

Portugal (0.1%)
Banco Comercial Portugues S.A. (Registered)	149,603	130,322
Banco Espirito Santo S.A. (Registered)	20,203	93,504
Brisa Auto-Estradas de Portugal S.A.	6,350	40,946
Cimpor Cimentos de Portugal SGPS S.A.	12,700	81,753
EDP - Energias de Portugal S.A.	83,503	286,182
Galp Energia SGPS S.A., Class B	8,662	149,495
Jeronimo Martins SGPS S.A.	15,047	201,231
Portugal Telecom SGPS S.A. (Registered)	30,923	412,705

		1,396,138

Singapore (0.6%)
Ascendas Real Estate Investment Trust (REIT)	99,522	165,731
CapitaLand Ltd.	123,502	381,278
CapitaMall Trust (REIT)	138,267	226,047
CapitaMalls Asia Ltd.	76,421	125,518
City Developments Ltd.	26,280	254,987
ComfortDelgro Corp., Ltd.	127,550	147,423
Cosco Corp. (Singapore) Ltd.	31,056	41,798
DBS Group Holdings Ltd.	87,795	939,969
Fraser and Neave Ltd.	53,620	265,022
Genting Singapore plc*	302,261	427,500
Golden Agri-Resources Ltd.	272,537	118,125
Jardine Cycle & Carriage Ltd.	4,449	132,952
Keppel Corp., Ltd.	63,078	430,720
Keppel Land Ltd.	18,000	55,433
Neptune Orient Lines Ltd.*	29,991	45,154
Olam International Ltd.	76,924	190,687
Oversea-Chinese Banking Corp., Ltd.	116,922	786,830
SembCorp Industries Ltd.	53,812	178,405
SembCorp Marine Ltd.	52,626	157,266
Singapore Airlines Ltd.	25,682	318,706
Singapore Exchange Ltd.	40,302	276,423
Singapore Press Holdings Ltd.	60,410	195,227
Singapore Technologies Engineering Ltd.	86,019	219,773
Singapore Telecommunications Ltd.	410,119	979,221
StarHub Ltd.	46,724	91,664
United Overseas Bank Ltd.	62,826	875,198
UOL Group Ltd.	30,532	107,492
Wilmar International Ltd.	94,455	431,659

		8,566,208

Spain (1.5%)
Abertis Infraestructuras S.A.	13,699	255,289
Acciona S.A.	1,704	143,932
Acerinox S.A.	2,322	41,325
ACS Actividades de Construccion y Servicios S.A.	6,782	338,619
Banco Bilbao Vizcaya Argentaria S.A.	180,963	2,443,542

See Notes to Portfolio of Investments.

EQ ADVISORS TRUST

EQ/INTERNATIONAL CORE PLUS PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

September 30, 2010 (Unaudited)

	Number of Shares	Value (Note 1)
Banco de Sabadell S.A.	54,754	$274,240
Banco de Valencia S.A.	10,619	60,511
Banco Popular Espanol S.A.	41,379	262,306
Banco Santander S.A.	419,962	5,334,131
Bankinter S.A.	19,964	138,720
Criteria Caixacorp S.A.	44,767	235,143
EDP Renovaveis S.A.*	11,379	64,377
Enagas S.A.	11,236	227,694
Ferrovial S.A.	19,312	180,577
Fomento de Construcciones y Contratas S.A.	3,128	86,479
Gamesa Corp. Tecnologica S.A.*	7,817	54,721
Gas Natural SDG S.A.	10,280	153,245
Gestevision Telecinco S.A.	4,797	52,839
Grifols S.A.	6,910	99,099
Iberdrola Renovables S.A.	36,369	120,876
Iberdrola S.A.	206,783	1,590,744
Iberia Lineas Aereas de Espana S.A.*	28,634	110,509
Inditex S.A.	11,074	879,681
Indra Sistemas S.A.	5,244	100,013
Mapfre S.A.	42,152	128,259
Red Electrica Corporacion S.A.	5,833	274,299
Repsol YPF S.A.	35,830	922,931
Telefonica S.A.	212,108	5,252,523
Zardoya Otis S.A.	9,791	175,254

		20,001,878

Sweden (1.2%)
Alfa Laval AB	18,097	317,084
Assa Abloy AB, Class B	14,840	374,283
Atlas Copco AB, Class A	33,088	638,654
Atlas Copco AB, Class B	20,898	367,711
Boliden AB	10,016	151,718
Electrolux AB, Class B	11,262	277,358
Getinge AB, Class B	12,034	281,195
Hennes & Mauritz AB, Class B	52,532	1,902,433
Hexagon AB, Class B	7,756	166,389
Holmen AB, Class B	4,060	125,227
Husqvarna AB, Class B	26,125	193,408
Investor AB, Class B	22,076	448,375
Kinnevik Investment AB, Class B	11,809	250,008
Modern Times Group AB, Class B	1,678	125,097
Nordea Bank AB	165,662	1,725,351
Ratos AB, Class B	6,564	226,709
Sandvik AB	50,528	774,373
Scania AB, Class B	18,767	414,300
Securitas AB, Class B	19,598	211,089
Skandinaviska Enskilda Banken AB, Class A	74,964	555,861
Skanska AB, Class B	19,425	355,914
SKF AB, Class B	18,799	432,299
SSAB AB, Class A	7,630	121,689
SSAB AB, Class B	6,516	91,500
Svenska Cellulosa AB, Class B	27,399	416,655
Svenska Handelsbanken AB, Class A	24,505	803,097
Swedbank AB, Class A*	35,376	490,462
Swedish Match AB	9,995	266,618
Tele2 AB, Class B	18,295	384,067
Telefonaktiebolaget LM Ericsson, Class B	155,627	1,708,576
TeliaSonera AB	111,886	906,329
Volvo AB, Class B*	54,299	797,526

		16,301,355

Switzerland (9.5%)
ABB Ltd. (Registered)*	243,150	5,124,547
ABB Ltd. (ADR)*	147,692	$3,119,255
Actelion Ltd. (Registered)*	5,431	217,594
Adecco S.A. (Registered)	5,992	313,122
Aryzta AG	4,240	185,539
Baloise Holding AG (Registered)	2,719	245,157
Cie Financiere Richemont S.A., Class A	26,919	1,296,024
Credit Suisse Group AG (Registered)	56,651	2,421,353
Foster Wheeler AG*	188,355	4,607,163
GAM Holding Ltd.*	13,300	201,669
Geberit AG (Registered)	2,097	373,454
Givaudan S.A. (Registered)	372	380,082
Holcim Ltd. (Registered)	12,629	810,960
Julius Baer Group Ltd.	11,032	401,582
Kuehne + Nagel International AG (Registered)	2,876	345,360
Lindt & Spruengli AG	39	93,506
Lindt & Spruengli AG (Registered)	4	111,739
Logitech International S.A. (Registered)*	9,489	165,320
Lonza Group AG (Registered)	2,235	190,941
Nestle S.A. (Registered)	324,869	17,307,172
Nestle S.A. (Registered) (ADR)	155,035	8,283,520
Nobel Biocare Holding AG (Registered)	5,807	104,303
Noble Corp.*	658,184	22,240,037
Novartis AG (Registered)	133,644	7,663,806
Novartis AG (ADR)	54,051	3,117,121
Pargesa Holding S.A.	1,393	101,713
Roche Holding AG	36,248	4,950,371
Schindler Holding AG	2,627	281,775
Schindler Holding AG (Registered)	1,526	163,059
SGS S.A. (Registered)	272	439,562
Sika AG	76	140,221
Sonova Holding AG (Registered)	2,255	275,378
STMicroelectronics N.V.	36,284	277,791
Straumann Holding AG (Registered)	334	74,539
Swatch Group AG	1,534	577,133
Swatch Group AG (Registered)	2,900	200,387
Swiss Life Holding AG (Registered)*	1,787	203,496
Swiss Reinsurance Co., Ltd. (Registered)	17,732	777,563
Swisscom AG (Registered)	1,172	472,664
Syngenta AG (Registered)	4,913	1,220,938
Syngenta AG (ADR)	58,884	2,931,834
Transocean Ltd.*	309,977	19,928,421
UBS AG (Registered)*	187,509	3,182,873
Weatherford International Ltd.*	683,856	11,693,938
Xstrata plc	102,337	1,958,071
Zurich Financial Services AG	7,701	1,804,855

		130,976,908

United Kingdom (10.4%)
3i Group plc	50,206	225,959
Admiral Group plc	9,632	252,081
Aggreko plc	13,339	328,982
AMEC plc	17,167	265,901
Anglo American plc	68,093	2,701,459
Antofagasta plc	20,401	396,112
ARM Holdings plc	64,019	394,426
Associated British Foods plc	18,370	302,714
AstraZeneca plc	73,869	3,752,180
Autonomy Corp. plc*	11,130	316,987
Aviva plc	143,128	896,886
Babcock International Group plc	18,475	165,428
BAE Systems plc	506,914	2,725,773

See Notes to Portfolio of Investments.

EQ ADVISORS TRUST

EQ/INTERNATIONAL CORE PLUS PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

September 30, 2010 (Unaudited)

	Number of Shares	Value (Note 1)
Balfour Beatty plc	36,478	$153,286
Barclays plc	589,374	2,773,839
BG Group plc	174,357	3,063,543
BHP Billiton plc	114,178	3,632,085
BP plc	957,777	6,436,559
British Airways plc*	39,771	151,692
British American Tobacco plc	295,009	11,004,137
British American Tobacco plc (ADR)	68,962	5,152,151
British Land Co. plc (REIT)	45,701	333,831
British Sky Broadcasting Group plc	58,677	650,300
BT Group plc, Class A	401,076	882,070
Bunzl plc	16,969	202,324
Burberry Group plc	22,437	366,561
Cable & Wireless Worldwide plc	133,096	153,779
Cairn Energy plc*	66,110	471,074
Capita Group plc	32,236	398,027
Capital Shopping Centres Group plc (REIT)	25,547	147,565
Carnival plc	8,575	337,031
Centrica plc	265,450	1,348,980
Cobham plc	59,222	214,904
Compass Group plc	95,946	799,578
Diageo plc	464,653	7,999,960
Diageo plc (ADR)	69,538	4,798,817
Eurasian Natural Resources Corp.	13,129	189,435
Firstgroup plc	25,618	146,003
G4S plc	65,370	261,448
GlaxoSmithKline plc	268,375	5,288,850
Hammerson plc (REIT)	36,342	225,105
Home Retail Group plc	45,397	146,907
HSBC Holdings plc	897,010	9,088,779
ICAP plc	26,868	182,123
Imperial Tobacco Group plc	52,586	1,567,061
Inmarsat plc	22,555	235,089
Intercontinental Hotels Group plc	13,304	237,416
International Power plc	78,760	480,049
Intertek Group plc	8,166	234,752
Invensys plc	41,729	195,673
Investec plc	25,930	207,130
ITV plc*	132,030	123,718
J Sainsbury plc	61,206	375,652
Johnson Matthey plc	11,106	307,406
Kazakhmys plc	11,072	252,546
Kingfisher plc	122,168	449,462
Land Securities Group plc (REIT)	39,112	393,530
Legal & General Group plc	303,260	493,065
Lloyds Banking Group plc*	2,078,921	2,420,594
London Stock Exchange Group plc	8,345	89,273
Lonmin plc*	7,934	208,016
Man Group plc	88,536	304,727
Marks & Spencer Group plc	81,711	498,164
National Grid plc	171,472	1,454,573
Next plc	10,209	355,387
Old Mutual plc	272,825	594,870
Pearson plc	41,951	649,453
Petrofac Ltd.	13,280	286,429
Prudential plc	131,002	1,309,860
Randgold Resources Ltd.	4,661	466,409
Reckitt Benckiser Group plc	31,339	1,723,558
Reed Elsevier plc	62,739	530,235
Resolution Ltd.	74,248	285,759
Rexam plc	45,364	218,775
Rio Tinto plc	273,500	15,986,947
Rio Tinto plc (ADR)	94,928	5,575,121
Rolls-Royce Group plc*	95,922	909,377
Royal Bank of Scotland Group plc*	874,665	$648,671
RSA Insurance Group plc	176,528	362,441
SABMiller plc	48,511	1,551,172
Sage Group plc	67,945	294,908
Schroders plc	6,287	142,020
Scottish & Southern Energy plc	47,756	838,722
Segro plc (REIT)	32,272	138,400
Serco Group plc	25,382	245,216
Severn Trent plc	12,240	252,077
Smith & Nephew plc	45,817	417,809
Smiths Group plc	20,171	386,260
Standard Chartered plc	104,675	3,002,564
Standard Life plc	115,691	420,181
Tesco plc	410,782	2,736,061
Thomas Cook Group plc	44,403	119,835
TUI Travel plc	28,920	97,403
Tullow Oil plc	45,772	916,047
Unilever plc	66,397	1,920,219
United Utilities Group plc	35,269	317,465
Vedanta Resources plc	7,056	239,974
Vodafone Group plc	2,698,279	6,659,039
Whitbread plc	9,060	231,133
WM Morrison Supermarkets plc	108,900	505,857
Wolseley plc*	14,687	368,918
WPP plc	64,849	717,683

		142,675,782

United States (2.6%)
Bunge Ltd.	73,568	4,352,283
Cooper Industries plc	214,838	10,512,023
Schlumberger Ltd.	329,444	20,297,045
Synthes, Inc.	2,895	334,679

		35,496,030

Total Common Stocks (68.5%) (Cost $767,588,288)		940,412,288

INVESTMENT COMPANIES:
Exchange Traded Funds (ETFs)(10.1%)
iShares FTSE/Xinhua China 25 Index Fund	74,510	3,190,518
iShares MSCI Australia Index Fund	103,715	2,462,194
iShares MSCI Austria Investable Market Index Fund	186,937	3,683,594
iShares MSCI Belgium Investable Market Index Fund	190,897	2,535,112
iShares MSCI BRIC Index Fund	68,916	3,291,428
iShares MSCI Canada Index Fund	72,858	2,042,210
iShares MSCI EAFE Index Fund	717,266	39,392,249
iShares MSCI Emerging Markets Index Fund	138,832	6,215,509
iShares MSCI France Index Fund	165,167	3,962,356
iShares MSCI Germany Index Fund	403,410	8,875,020
iShares MSCI Hong Kong Index Fund	58,677	1,064,401
iShares MSCI Israel Capped Investable Market Index Fund	9,500	521,645
iShares MSCI Italy Index Fund	313,348	5,264,246
iShares MSCI Japan Index Fund	1,084,680	10,727,485
iShares MSCI Malaysia Index Fund	12,062	165,732
iShares MSCI Mexico Investable Market Index Fund	16,448	871,579
iShares MSCI Netherlands Investable Market Index Fund	122,893	2,497,186

See Notes to Portfolio of Investments.

EQ ADVISORS TRUST

EQ/INTERNATIONAL CORE PLUS PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

September 30, 2010 (Unaudited)

	Number of Shares	Value (Note 1)
iShares MSCI Pacific ex-Japan Index Fund	115,592	$5,120,726
iShares MSCI Singapore Index Fund	85,626	1,131,976
iShares MSCI South Korea Index Fund	7,100	379,779
iShares MSCI Spain Index Fund	56,821	2,309,774
iShares MSCI Sweden Index Fund	70,703	2,048,266
iShares MSCI Switzerland Index Fund	15,100	344,431
iShares MSCI Thailand Index Fund	2,718	168,679
iShares MSCI Turkey Index Fund	8,684	608,141
iShares S&P Europe 350 Index Fund	516,966	19,567,163
iShares S&P Latin America 40 Index Fund	22,147	1,119,309
SPDR DJ EURO Stoxx 50 Fund	175,064	6,426,599
SPDR S&P Emerging Asia Pacific ETF	29,579	2,454,465
SPDR S&P Emerging Europe ETF	12,067	548,445

Total Investment Companies (10.1%) (Cost $118,034,199)		138,990,217

	Number of Rights	Value (Note 1)
RIGHTS:
Cyprus (0.0%)
Bank of Cyprus Public Co., Ltd., expiring 10/21/10*	34,663	21,265

France (0.0%)
Cie Generale des Etablissements Michelin, expiring 10/13/10*	7,410	20,688

Germany (0.0%)
Deutsche Bank AG, expiring 10/5/10*	31,602	152,939

Greece (0.0%)
National Bank of Greece S.A., expiring 10/11/10*	61,560	42,800

Total Rights (0.0%) (Cost $—)		237,692

	Number of Warrants	Value (Note 1)
WARRANT:
Singapore (0.0%)
Golden Agri-Resources Ltd., expiring 7/23/12* (Cost $—)	28,904	2,308

	Principal Amount	Value (Note 1)
SHORT-TERM INVESTMENTS:
Short-Term Investment (0.1%)
BlackRock Liquidity Funds TempFund
0.23%‡	$1,900,359	1,900,359

Time Deposit (0.1%)
JPMorgan Chase Nassau
0.000%, 10/1/10	1,273,656	1,273,656

Total Short-Term Investments (0.2%) (Amortized Cost $3,174,015)		3,174,015

Total Investments (78.8%) (Cost/Amortized Cost $888,796,502)		1,082,816,520
Other Assets Less Liabilities (21.2%)		290,601,295

Net Assets (100%)		$1,373,417,815

*	Non-Income producing.

†	Securities (totaling $0 or 0.0% of net assets) at fair value by management.

‡	Affiliated company as defined under the Investment Company Act of 1940.

(b)	Illiquid Security.

Glossary:

ADR — American Depositary Receipt

CDI — Chess Depositary Interest

CVA — Dutch Certification

PPS — Price Protected Share

REIT — Real Estate Investment Trust

RNC — Risparmio Non-Convertible Savings Shares

SDR — Swedish Certification

VVPR — Verlaagde Vooheffing Precompte Reduit (Belgium Dividend Coupon)

Market Sector Diversification

As a Percentage of Total Net Assets

Consumer Discretionary	3.5%
Consumer Staples	8 .0
Energy	14.0
Exchange Traded Funds	10.1
Financials	10.8
Health Care	3 .8
Industrials	9 .2
Information Technology	1 .9
Materials	12.4
Telecommunication Services	2 .5
Utilities	2 .4
Cash and Other	21.4

100.0%

See Notes to Portfolio of Investments.

EQ ADVISORS TRUST

EQ/INTERNATIONAL CORE PLUS PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

September 30, 2010 (Unaudited)

Investments in companies which were affiliates for the nine months ended September 30, 2010, were as follows:

Securities	Market Value December 31, 2009	Purchases at Cost	Sales at Cost	Market Value September 30, 2010	Dividend Income	Realized Gain (Loss)
BlackRock Liquidity Funds TempFund	$—	$305,416,432	$303,516,073	$1,900,359	$12,102	$—

At September 30, 2010, the Portfolio had the following futures contracts open: (Note 1)

	Number of Contracts	Expiration Date	Original Value	Value at 9/30/2010	Unrealized Appreciation/ (Depreciation)
Purchases
DJ EURO Stoxx 50 Index	3,199	December-10	$121,450,641	$119,405,186	$(2,045,455)
E-Mini MSCI EAFE Index	23	December-10	1,754,072	1,790,090	36,018
FTSE 100 Index	842	December-10	73,383,055	73,138,575	(244,480)
SPI 200 Index	271	December-10	30,574,405	30,122,530	(451,875)
TOPIX Index	664	December-10	64,674,825	65,739,818	1,064,993

					$(1,640,799)

At September 30, 2010, the Portfolio had outstanding foreign currency contracts to buy/sell foreign currencies as follows: (Note 1)

	Counterparty	Local Contract Buy Amount (000’s)	U.S. $ Current Buy Value	U.S. $ Current Sell Value	Unrealized Appreciation/ (Depreciation)
Foreign Currency Buy Contracts
European Union Euro vs. U.S. Dollar, expiring 12/17/10	Deutsche Bank AG	16,400	$22,345,164	$21,361,328	$983,836
Japanese Yen vs. U.S. Dollar, expiring 12/17/10	Deutsche Bank AG	50,000	599,437	596,225	3,212

					$987,048

The following is a summary of the inputs used to value the Portfolio’s assets and liabilities carried at fair value as of September 30, 2010:

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. For example, money market securities are valued using amortized cost, in accordance with rules under the Investment Company Act of 1940. Generally, amortized cost approximates the current fair value of a security, but since the value is not obtained from a quoted price in an active market, such securities are reflected as Level 2.

Various inputs are used in determining the value of the Portfolio’s investments. These inputs are summarized in the three broad levels listed below:

Investment Type	Level 1 Quoted prices in active markets for identical securities	Level 2 Significant other observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)	Level 3 Significant unobservable inputs (including the Portfolio’s own assumptions in determining the fair value of investments)	Total
Assets:
Common Stocks
Consumer Discretionary	$—	$55,062,501	$—	$55,062,501
Consumer Staples	25,561,026	81,577,787	—	107,138,813
Energy	144,210,335	45,583,276	—	189,793,611
Financials	13,967,561	130,075,428	—	144,042,989

See Notes to Portfolio of Investments.

EQ ADVISORS TRUST

EQ/INTERNATIONAL CORE PLUS PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

September 30, 2010 (Unaudited)

Investment Type	Level 1 Quoted prices in active markets for identical securities	Level 2 Significant other observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)	Level 3 Significant unobservable inputs (including the Portfolio’s own assumptions in determining the fair value of investments)	Total
Health Care	$3,117,121	$46,661,187	$—	$49,778,308
Industrials	64,185,835	68,852,550	—	133,038,385
Information Technology	—	25,507,875	—	25,507,875
Materials	86,423,030	90,177,014	—	176,600,044
Telecommunication Services	—	30,251,895	—	30,251,895
Utilities	—	29,197,867	—	29,197,867
Forward Currency Contracts	—	987,048	—	987,048
Futures	1,101,011	—	—	1,101,011
Investment Companies
Exchange Traded Funds (ETFs)	138,990,217	—	—	138,990,217
Rights
Consumer Discretionary	—	20,688	—	20,688
Financials	—	217,004	—	217,004
Short-Term Investments	—	3,174,015	—	3,174,015
Warrants
Consumer Staples	—	2,308	—	2,308

Total Assets	$477,556,136	$607,348,443	$—	$1,084,904,579

Liabilities:
Futures	$(2,741,810)	$—	$—	$(2,741,810)

Total Liabilities	$(2,741,810)	$—	$—	$(2,741,810)

Total	$474,814,326	$607,348,443	$—	$1,082,162,769

Following is a reconciliation of Level 3 assets for which significant unobservable inputs were used to determine fair value:

	Investments in Securities-Financials	Investments in Securities-Industrials
Balance as of 12/31/09	$—	$37,561
Total gains or losses (realized/unrealized) included in earnings	—	(364)
Purchases, sales, issuances, and settlements (net)	—	(37,197)
Transfers into Level 3	—	—
Transfers out of Level 3	—	—

Balance as of 9/30/10	$—	$—

The amount of total gains or losses for the year included in earnings attributable to the change in unrealized gains or losses relating to assets and liabilities still held at period ending 9/30/10.	$—	$—

Investment security transactions for the nine months ended September 30, 2010 were as follows:

Cost of Purchases:
Stocks and long-term corporate debt securities	$112,719,557
Net Proceeds of Sales and Redemptions:
Stocks and long-term corporate debt securities	$321,818,925

As of September 30, 2010, the gross unrealized appreciation (depreciation) of investments based on the aggregate cost of investments for Federal income tax purposes was as follows:

Aggregate gross unrealized appreciation	$193,714,400
Aggregate gross unrealized depreciation	(52,978,505)

Net unrealized appreciation	$140,735,895

Federal income tax cost of investments	$942,080,625

See Notes to Portfolio of Investments.

EQ ADVISORS TRUST

EQ/INTERNATIONAL GROWTH PORTFOLIO

PORTFOLIO OF INVESTMENTS

September 30, 2010 (Unaudited)

	Number of Shares	Value (Note 1)
COMMON STOCKS:
Australia (0.9%)
Iluka Resources Ltd.*	1,354,110	$7,852,890

Brazil (5.8%)
Banco Santander Brasil S.A. (ADR)	1,114,270	15,343,498
BM&F Bovespa S.A.	1,230,000	10,293,617
Cia de Bebidas das Americas (Preference) (ADR)	119,670	14,812,753
Fleury S.A.	252,400	3,131,132
Petroleo Brasileiro S.A. (ADR)	189,510	6,873,528

		50,454,528

Canada (0.9%)
Suncor Energy, Inc.	239,680	7,803,752

China (2.2%)
China Construction Bank Corp., Class H	7,760,000	6,801,008
China Unicom Hong Kong Ltd.	8,416,000	12,322,156

		19,123,164

Denmark (1.3%)
Novo Nordisk A/S, Class B	116,020	11,513,289

France (11.5%)
Air Liquide S.A.	77,961	9,511,027
Cie Generale d’Optique Essilor International S.A.	124,150	8,541,921
Danone S.A.	299,023	17,885,341
Dassault Systemes S.A.	86,240	6,343,898
LVMH Moet Hennessy Louis Vuitton S.A.	173,430	25,439,701
Pernod-Ricard S.A.	97,980	8,181,238
Publicis Groupe S.A.	184,700	8,772,443
Schneider Electric S.A.	130,151	16,502,611

		101,178,180

Germany (10.3%)
Bayer AG	234,156	16,327,754
Beiersdorf AG	157,480	9,639,339
Deutsche Boerse AG	142,640	9,517,550
Fresenius Medical Care AG & Co. KGaA	148,030	9,142,635
Henkel AG & Co. KGaA (Preference)	127,550	6,850,972
Linde AG	92,180	11,998,435
Merck KGaA	94,560	7,943,368
SAP AG	174,210	8,617,389
Symrise AG	363,981	10,114,978

		90,152,420

Greece (0.5%)
Coca Cola Hellenic Bottling Co. S.A.	178,418	4,708,901

Hong Kong (3.2%)
Dairy Farm International Holdings Ltd.	863,100	6,559,560
Esprit Holdings Ltd.	1,655,214	8,981,293
Li & Fung Ltd.	2,216,000	12,466,848

		28,007,701

India (0.8%)
Infosys Technologies Ltd. (ADR)	98,040	6,599,072

Indonesia (0.9%)
PT Bank Rakyat Indonesia	6,884,000	7,713,165

Ireland (1.7%)
Accenture plc, Class A	360,140	$15,302,349

Israel (2.2%)
NICE Systems Ltd. (ADR)*	224,850	7,035,556
Teva Pharmaceutical Industries Ltd. (ADR)	226,030	11,923,083

		18,958,639

Italy (1.5%)
Saipem S.p.A.	323,720	12,965,726

Japan (10.7%)
HOYA Corp.	305,600	7,449,641
INPEX Corp.	1,818	8,558,625
Keyence Corp.	16,200	3,524,102
Konica Minolta Holdings, Inc.	1,154,500	11,257,343
Lawson, Inc.	108,300	4,962,236
Nomura Holdings, Inc.	1,672,200	8,092,583
Santen Pharmaceutical Co., Ltd.	211,000	7,307,151
Shimano, Inc.	172,300	9,122,736
Shin-Etsu Chemical Co., Ltd.	283,300	13,795,095
Tokyo Electron Ltd.	91,800	4,602,096
Unicharm Corp.	234,300	9,430,378
Yahoo! Japan Corp.	16,199	5,596,300

		93,698,286

Mexico (0.5%)
Grupo Televisa S.A. (ADR)	229,090	4,334,383

Netherlands (2.3%)
Akzo Nobel N.V.	225,150	13,890,377
Heineken N.V.	129,560	6,718,726

		20,609,103

Panama (0.9%)
Copa Holdings S.A., Class A	144,320	7,780,291

Peru (0.4%)
Credicorp Ltd.	32,680	3,722,252

Philippines (1.1%)
Philippine Long Distance Telephone Co.	158,360	9,439,894

Russia (1.3%)
Gazprom OAO (ADR)	549,560	11,535,264

South Africa (1.0%)
MTN Group Ltd.	475,900	8,602,762

South Korea (1.9%)
Amorepacific Corp.	6,569	6,602,126
Samsung Electronics Co., Ltd.	15,209	10,363,861

		16,965,987

Spain (2.3%)
Inditex S.A.	138,750	11,021,825
Telefonica S.A.	387,390	9,593,108

		20,614,933

Switzerland (9.0%)
Cie Financiere Richemont S.A., Class A	181,187	8,723,306
Credit Suisse Group AG (Registered)	272,200	11,634,254
Julius Baer Group Ltd.	222,919	8,114,601
Nestle S.A. (Registered)	312,238	16,634,264
Roche Holding AG	76,600	10,461,222
Sonova Holding AG (Registered)	103,362	12,622,439

See Notes to Portfolio of Investments.

EQ ADVISORS TRUST

EQ/INTERNATIONAL GROWTH PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

September 30, 2010 (Unaudited)

	Number of Shares	Value (Note 1)
Swatch Group AG	27,939	$10,511,422

		78,701,508

Taiwan (3.6%)
Acer, Inc.	4,898,960	12,450,664
Taiwan Semiconductor Manufacturing Co., Ltd. (ADR)	1,869,718	18,958,941

		31,409,605

United Kingdom (15.8%)
Aberdeen Asset Management plc	3,219,200	8,116,551
BHP Billiton plc	731,220	23,260,638
Capita Group plc	293,265	3,621,023
Diageo plc	682,400	11,748,925
Hays plc	3,211,856	5,706,466
HSBC Holdings plc	1,358,198	13,761,676
ICAP plc	891,130	6,040,465
Intertek Group plc	367,650	10,569,007
Michael Page International plc	1,280,630	9,270,106
Reckitt Benckiser Group plc	253,760	13,956,092
SSL International plc	357,680	6,506,565
Standard Chartered plc	534,581	15,334,260
Tesco plc	1,585,320	10,559,208

		138,450,982

United States (1.2%)
Synthes, Inc.	94,970	10,979,079

Total Common Stocks (95.7%) (Cost $672,572,858)		839,178,105

	Number of Warrants	Value (Note 1)
WARRANT:
Luxembourg (1.9%)
Deutsche Bank AG/London, expiring 1/24/17*§ (Cost $13,040,158)	301,567	16,350,932

	Principal Amount	Value (Note 1)
SHORT-TERM INVESTMENT:
Time Deposit (2.1%)
JPMorgan Chase Nassau
0.000%, 10/1/10
(Amortized Cost $18,394,375)	$18,394,375	$18,394,375

Total Investments (99.7%) (Cost/Amortized Cost $704,007,391)		873,923,412
Other Assets Less Liabilities (0.3%)		2,824,482

Net Assets (100%)		$876,747,894

*	Non-income producing.

§	Securities exempt from registration under Rule 144A of the Securities Act of 1933. These securities may only be resold to qualified institutional buyers. At September 30, 2010, the market value of these securities amounted to $16,350,932 or 1.9% of net assets. Securities denoted with “§” but without “b” have been determined to be liquid under the guidelines established by the Board of Trustees. To the extent any securities might provide a right to demand registration, such rights have not been relied upon when determining liquidity.

Glossary:

ADR — American Depositary Receipt

Market Sector Diversification

As a Percentage of Total Net Assets

Consumer Discretionary	11.2%
Consumer Staples	16.9
Energy	5 .5
Financials	16.0
Health Care	13.3
Industrials	6 .2
Information Technology	13.5
Materials	10.4
Telecommunication Services	4 .6
Cash and Other	2 .4

100.0%

See Notes to Portfolio of Investments.

EQ ADVISORS TRUST

EQ/INTERNATIONAL GROWTH PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

September 30, 2010 (Unaudited)

The following is a summary of the inputs used to value the Portfolio’s assets and liabilities carried at fair value as of September 30, 2010:

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. For example, money market securities are valued using amortized cost, in accordance with rules under the Investment Company Act of 1940. Generally, amortized cost approximates the current fair value of a security, but since the value is not obtained from a quoted price in an active market, such securities are reflected as Level 2.

Various inputs are used in determining the value of the Portfolio’s investments. These inputs are summarized in the three broad levels listed below:

Investment Type	Level 1 Quoted prices in active markets for identical securities	Level 2 Significant other observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)	Level 3 Significant unobservable inputs (including the Portfolio’s own assumptions in determining the fair value of investments)	Total
Assets:
Common Stocks
Consumer Discretionary	$4,334,383	$95,039,574	$—	$99,373,957
Consumer Staples	14,812,753	134,437,306	—	149,250,059
Energy	14,677,280	33,059,615	—	47,736,895
Financials	29,359,367	95,126,113	—	124,485,480
Health Care	15,054,215	101,345,423	—	116,399,638
Industrials	7,780,291	45,669,213	—	53,449,504
Information Technology	47,895,918	70,205,294	—	118,101,212
Materials	—	90,423,440	—	90,423,440
Telecommunication Services	—	39,957,920	—	39,957,920
Short-Term Investments	—	18,394,375	—	18,394,375
Warrants
Financials	—	16,350,932	—	16,350,932

Total Assets	$133,914,207	$740,009,205	$—	$873,923,412

Total Liabilities	$—	$—	$—	$—

Total	$133,914,207	$740,009,205	$—	$873,923,412

Investment security transactions for the nine months ended September 30, 2010 were as follows:

Cost of Purchases:
Stocks and long-term corporate debt securities	$351,733,134
Net Proceeds of Sales and Redemptions:
Stocks and long-term corporate debt securities	$272,405,221

As of September 30, 2010, the gross unrealized appreciation (depreciation) of investments based on the aggregate cost of investments for Federal income tax purposes was as follows:

Aggregate gross unrealized appreciation	$165,264,635
Aggregate gross unrealized depreciation	(17,968,938)

Net unrealized appreciation	$147,295,697

Federal income tax cost of investments	$726,627,715

See Notes to Portfolio of Investments.

EQ ADVISORS TRUST

EQ/JPMORGAN VALUE OPPORTUNITIES PORTFOLIO

PORTFOLIO OF INVESTMENTS

September 30, 2010 (Unaudited)

	Number of Shares	Value (Note 1)
COMMON STOCKS:
Consumer Discretionary (9.9%)
Auto Components (1.1%)
Johnson Controls, Inc.	133,240	$4,063,820

Hotels, Restaurants & Leisure (0.9%)
Carnival Corp.	43,000	1,643,030
International Game Technology	52,590	759,926
Royal Caribbean Cruises Ltd.*	35,085	1,106,230

		3,509,186

Household Durables (0.2%)
Lennar Corp., Class A	51,980	799,452

Media (6.1%)
CBS Corp., Class B	37,300	591,578
DIRECTV, Class A*	43,000	1,790,090
Gannett Co., Inc.	143,100	1,750,113
Time Warner Cable, Inc.	83,407	4,503,144
Time Warner, Inc.	248,575	7,618,824
Walt Disney Co.	186,610	6,178,657

		22,432,406

Multiline Retail (0.4%)
Kohl’s Corp.*	27,500	1,448,700

Specialty Retail (0.7%)
Staples, Inc.	128,800	2,694,496

Textiles, Apparel & Luxury Goods (0.5%)
Coach, Inc.	40,100	1,722,696

Total Consumer Discretionary		36,670,756

Consumer Staples (8.2%)
Beverages (0.8%)
Coca-Cola Co.	51,250	2,999,150

Food & Staples Retailing (2.6%)
CVS Caremark Corp.	235,331	7,405,866
Kroger Co.	55,986	1,212,657
Sysco Corp.	29,900	852,748

		9,471,271

Food Products (0.8%)
General Mills, Inc.	41,270	1,508,006
J.M. Smucker Co.	22,600	1,367,978

		2,875,984

Household Products (3.2%)
Procter & Gamble Co.	196,360	11,775,709

Tobacco (0.8%)
Philip Morris International, Inc.	53,000	2,969,060

Total Consumer Staples		30,091,174

Energy (12.5%)
Energy Equipment & Services (0.2%)
Schlumberger Ltd.	11,900	733,159

Oil, Gas & Consumable Fuels (12.3%)
Anadarko Petroleum Corp.	31,365	1,789,373
Apache Corp.	55,055	5,382,177
Chevron Corp.	151,200	12,254,760
ConocoPhillips	130,900	7,517,587
Devon Energy Corp.	55,100	3,567,174
EOG Resources, Inc.	24,500	$2,277,765
Occidental Petroleum Corp.	87,435	6,846,160
Peabody Energy Corp.	33,400	1,636,934
Williams Cos., Inc.	214,705	4,103,013

		45,374,943

Total Energy		46,108,102

Financials (26.5%)
Capital Markets (5.4%)
Goldman Sachs Group, Inc.	61,575	8,902,513
Morgan Stanley	229,270	5,658,384
State Street Corp.	92,870	3,497,484
TD Ameritrade Holding Corp.*	118,200	1,908,930

		19,967,311

Commercial Banks (6.5%)
BB&T Corp.	160,909	3,874,689
Fifth Third BanCorp	131,200	1,578,336
North American Financial Holdings, Inc., Class A(b)*§†	110,140	2,092,660
U.S. Bancorp	122,090	2,639,586
Wells Fargo & Co.	553,835	13,917,873

		24,103,144

Consumer Finance (0.8%)
Capital One Financial Corp.	70,030	2,769,687

Diversified Financial Services (5.4%)
Bank of America Corp.	885,232	11,605,392
Citigroup, Inc.*	2,122,826	8,279,021

		19,884,413

Insurance (7.0%)
ACE Ltd.	81,260	4,733,395
Aflac, Inc.	100,703	5,207,352
Berkshire Hathaway, Inc., Class B*	45,400	3,753,672
Genworth Financial, Inc., Class A*	18,400	224,848
MetLife, Inc.	146,300	5,625,235
Prudential Financial, Inc.	78,538	4,255,189
RenaissanceReinsurance Holdings Ltd.	36,515	2,189,439

		25,989,130

Real Estate Investment Trusts (REITs) (1.0%)
Camden Property Trust (REIT)	7,600	364,572
Lexington Realty Trust (REIT)	206,900	1,481,404
Mack-Cali Realty Corp. (REIT)	13,300	435,043
ProLogis (REIT)	117,300	1,381,794

		3,662,813

Thrifts & Mortgage Finance (0.4%)
New York Community BanCorp., Inc.	93,300	1,516,125

Total Financials		97,892,623

Health Care (14.7%)
Biotechnology (1.9%)
Biogen Idec, Inc.*	66,900	3,754,428
Celgene Corp.*	57,160	3,292,988

		7,047,416

Health Care Equipment & Supplies (0.6%)
Covidien plc	53,660	2,156,595

Health Care Providers & Services (3.3%)
Aetna, Inc.	71,080	2,246,839
McKesson Corp.	14,680	906,930
UnitedHealth Group, Inc.	146,200	5,133,082

See Notes to Portfolio of Investments.

EQ ADVISORS TRUST

EQ/JPMORGAN VALUE OPPORTUNITIES PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

September 30, 2010 (Unaudited)

	Number of Shares	Value (Note 1)
WellPoint, Inc.*	66,755	$3,781,003

		12,067,854

Life Sciences Tools & Services (0.3%)
Thermo Fisher Scientific, Inc.*	26,500	1,268,820

Pharmaceuticals (8.6%)
Abbott Laboratories, Inc.	111,275	5,813,006
Johnson & Johnson	41,300	2,558,948
Merck & Co., Inc.	399,380	14,701,178
Pfizer, Inc.	509,795	8,753,180

		31,826,312

Total Health Care		54,366,997

Industrials (8.8%)
Aerospace & Defense (1.7%)
Honeywell International, Inc.	61,575	2,705,606
United Technologies Corp.	48,157	3,430,223

		6,135,829

Industrial Conglomerates (1.4%)
General Electric Co.	128,080	2,081,300
Tyco International Ltd.	85,110	3,126,090

		5,207,390

Machinery (3.0%)
Deere & Co.	50,600	3,530,868
Eaton Corp.	23,840	1,966,562
Joy Global, Inc.	20,370	1,432,418
Navistar International Corp.*	46,300	2,020,532
Parker Hannifin Corp.	33,420	2,341,405

		11,291,785

Road & Rail (2.5%)
Hertz Global Holdings, Inc.*	172,800	1,829,952
Norfolk Southern Corp.	86,195	5,129,465
Union Pacific Corp.	27,280	2,231,504

		9,190,921

Trading Companies & Distributors (0.2%)
GATX Corp.	24,200	709,544

Total Industrials		32,535,469

Information Technology (8.0%)
Communications Equipment (1.2%)
Cisco Systems, Inc.*	198,285	4,342,441

Computers & Peripherals (1.2%)
Hewlett-Packard Co.	104,680	4,403,888

Electronic Equipment, Instruments & Components (0.4%)
Corning, Inc.	87,171	1,593,486

IT Services (1.3%)
International Business Machines Corp.	25,600	3,433,984
Mastercard, Inc., Class A	5,200	1,164,800

		4,598,784

Semiconductors & Semiconductor Equipment (1.4%)
Broadcom Corp., Class A	20,500	725,495
Intersil Corp., Class A	140,500	1,642,445
Marvell Technology Group Ltd.*	109,000	1,908,590
Novellus Systems, Inc.*	29,900	794,742

		5,071,272

Software (2.5%)
Microsoft Corp.	381,435	9,341,343

Total Information Technology		29,351,214

Materials (3.9%)
Chemicals (2.7%)
Dow Chemical Co.	131,050	$3,598,633
E.I. du Pont de Nemours & Co.	138,700	6,188,794

		9,787,427

Metals & Mining (1.2%)
Freeport-McMoRan Copper & Gold, Inc.	52,224	4,459,408

Total Materials		14,246,835

Telecommunication Services (3.4%)
Diversified Telecommunication Services (2.5%)
AT&T, Inc.	90,800	2,596,880
Verizon Communications, Inc.	207,850	6,773,832

		9,370,712

Wireless Telecommunication Services (0.9%)
Sprint Nextel Corp.*	726,000	3,361,380

Total Telecommunication Services		12,732,092

Utilities (3.9%)
Electric Utilities (2.0%)
Edison International	20,295	697,945
NextEra Energy, Inc.	74,300	4,041,177
NV Energy, Inc.	198,515	2,610,472

		7,349,594

Multi-Utilities (1.2%)
PG&E Corp.	38,300	1,739,586
SCANA Corp.	67,200	2,709,504

		4,449,090

Water Utilities (0.7%)
American Water Works Co., Inc.	115,900	2,696,993

Total Utilities		14,495,677

Total Common Stocks (99.8%) (Cost $334,888,171)		368,490,939

	Principal Amount	Value (Note 1)
SHORT-TERM INVESTMENTS:
Government Securities (0.7%)
Federal Farm Credit Bank
0.01%, 10/1/10 (o)(p)	$1,205,000	1,204,999
Federal Home Loan Bank
0.01%, 10/1/10 (o)(p)	1,200,000	1,200,000

Total Government Securities		2,404,999

Total Short-Term Investments (0.7%) (Cost/Amortized Cost $2,405,000)		2,404,999

Total Investments (100.5%) (Cost $337,293,171)		370,895,938
Other Assets Less Liabilities (-0.5%)		(1,801,534)

Net Assets (100%)		$369,094,404

See Notes to Portfolio of Investments.

EQ ADVISORS TRUST

EQ/JPMORGAN VALUE OPPORTUNITIES PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

September 30, 2010 (Unaudited)

*	Non-income producing.

†	Securities (totaling $2,092,660 or 0.6% of net assets) at fair value by management.

§	Securities exempt from registration under Rule 144A of the Securities Act of 1933. These securities may only be resold to qualified institutional buyers. At September 30, 2010, the market value of these securities amounted to $2,092,660 or 0.6% of net assets. Securities denoted with “§” but without “b” have been determined to be liquid under the guidelines established by the Board of Trustees. To the extent any securities might provide a right to demand registration, such rights have not been relied upon when determining liquidity.

(b)	Illiquid Security.

(o)	Discount Note Security. Effective rate calculated as of September 30, 2010.

(p)	Yield to maturity.

The following is a summary of the inputs used to value the Portfolio’s assets and liabilities carried at fair value as of September 30, 2010:

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. For example, money market securities are valued using amortized cost, in accordance with rules under the Investment Company Act of 1940. Generally, amortized cost approximates the current fair value of a security, but since the value is not obtained from a quoted price in an active market, such securities are reflected as Level 2.

Various inputs are used in determining the value of the Portfolio’s investments. These inputs are summarized in the three broad levels listed below:

Investment Type	Level 1 Quoted prices in active markets for identical securities	Level 2 Significant other observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)	Level 3 Significant unobservable inputs (including the Portfolio’s own assumptions in determining the fair value of investments)	Total
Assets:
Common Stocks
Consumer Discretionary	$36,670,756	$—	$—	$36,670,756
Consumer Staples	30,091,174	—	—	30,091,174
Energy	46,108,102	—	—	46,108,102
Financials	95,799,963	—	2,092,660	97,892,623
Health Care	54,366,997	—	—	54,366,997
Industrials	32,535,469	—	—	32,535,469
Information Technology	29,351,214	—	—	29,351,214
Materials	14,246,835	—	—	14,246,835
Telecommunication Services	12,732,092	—	—	12,732,092
Utilities	14,495,677	—	—	14,495,677
Short-Term Investments	—	2,404,999	—	2,404,999

Total Assets	$366,398,279	$2,404,999	$2,092,660	$370,895,938

Total Liabilities	$—	$—	$—	$—

Total	$366,398,279	$2,404,999	$2,092,660	$370,895,938

See Notes to Portfolio of Investments.

EQ ADVISORS TRUST

EQ/JPMORGAN VALUE OPPORTUNITIES PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

September 30, 2010 (Unaudited)

Following is a reconciliation of Level 3 assets for which significant unobservable inputs were used to determine fair value:

Investments in Securities-Financials
Balance as of 12/31/09	$1,826,000
Total gains or losses (realized/unrealized) included in earnings	(110,140)
Purchases, sales, issuances, and settlements (net)	376,800
Transfers into Level 3	—
Transfers out of Level 3	—

Balance as of 9/30/10	$2,092,660

The amount of total gains or losses for the year included in earnings attributable to the change in unrealized gains or losses relating to assets and liabilities still held at period ending 9/30/10.	$(110,140)

Investment security transactions for the nine months ended September 30, 2010 were as follows:

Cost of Purchases:
Stocks and long-term corporate debt securities	$192,511,586
Net Proceeds of Sales and Redemptions:
Stocks and long-term corporate debt securities	$187,195,923

As of September 30, 2010, the gross unrealized appreciation (depreciation) of investments based on the aggregate cost of investments for Federal income tax purposes was as follows:

Aggregate gross unrealized appreciation	$30,780,103
Aggregate gross unrealized depreciation	(8,228,813)

Net unrealized appreciation	$22,551,290

Federal income tax cost of investments	$348,344,648

See Notes to Portfolio of Investments.

EQ ADVISORS TRUST

EQ/LARGE CAP CORE PLUS PORTFOLIO

PORTFOLIO OF INVESTMENTS

September 30, 2010 (Unaudited)

	Number of Shares	Value (Note 1)
COMMON STOCKS:
Consumer Discretionary (7.7%)
Auto Components (1.1%)
Goodyear Tire & Rubber Co.*	5,059	$54,384
Johnson Controls, Inc.	210,626	6,424,093

		6,478,477

Automobiles (0.2%)
Ford Motor Co.*	80,643	987,070
Harley-Davidson, Inc.	5,241	149,054

		1,136,124

Distributors (0.0%)
Genuine Parts Co.	3,714	165,607

Diversified Consumer Services (0.0%)
Apollo Group, Inc., Class A*	3,153	161,907
DeVry, Inc.	1,324	65,154
H&R Block, Inc.	7,436	96,296

		323,357

Hotels, Restaurants & Leisure (0.7%)
Carnival Corp.	10,082	385,233
Darden Restaurants, Inc.	3,068	131,249
International Game Technology	6,623	95,702
Marriott International, Inc., Class A	6,621	237,231
McDonald’s Corp.	25,081	1,868,785
Starbucks Corp.	17,395	444,964
Starwood Hotels & Resorts Worldwide, Inc.	4,429	232,744
Wyndham Worldwide Corp.	4,544	124,824
Wynn Resorts Ltd.	1,723	149,505
Yum! Brands, Inc.	10,956	504,633

		4,174,870

Household Durables (0.2%)
D.R. Horton, Inc.	5,980	66,498
Fortune Brands, Inc.	3,807	187,419
Harman International Industries, Inc.*	1,808	60,405
Leggett & Platt, Inc.	3,933	89,515
Lennar Corp., Class A	3,457	53,169
Newell Rubbermaid, Inc.	5,985	106,593
Pulte Group, Inc.*	8,100	70,956
Stanley Black & Decker, Inc.	3,859	236,479
Whirlpool Corp.	1,741	140,951

		1,011,985

Internet & Catalog Retail (0.3%)
Amazon.com, Inc.*	8,304	1,304,226
Expedia, Inc.	4,655	131,318
priceline.com, Inc.*	1,126	392,231

		1,827,775

Leisure Equipment & Products (0.1%)
Eastman Kodak Co.*	5,068	21,286
Hasbro, Inc.	3,187	141,853
Mattel, Inc.	8,476	198,847

		361,986

Media (2.5%)
CBS Corp., Class B	15,426	244,656
Comcast Corp., Class A	66,678	1,205,538
DIRECTV, Class A*	20,426	850,334
Discovery Communications, Inc., Class A*	6,900	300,495
Gannett Co., Inc.	6,051	74,004
Interpublic Group of Cos., Inc.*	12,436	124,733
McGraw-Hill Cos., Inc.	7,291	241,041
Meredith Corp.	1,108	36,908
New York Times Co., Class A*	3,022	23,390
News Corp., Class A	53,644	$700,591
Omnicom Group, Inc.	7,028	277,465
Scripps Networks Interactive, Inc., Class A	2,352	111,908
Time Warner Cable, Inc.	8,477	457,673
Time Warner, Inc.	26,705	818,508
Viacom, Inc., Class B	217,875	7,884,896
Walt Disney Co.	45,070	1,492,268
Washington Post Co., Class B	143	57,116

		14,901,524

Multiline Retail (0.3%)
Big Lots, Inc.*	1,777	59,085
Family Dollar Stores, Inc.	3,051	134,732
J.C. Penney Co., Inc.	5,223	141,961
Kohl’s Corp.*	7,138	376,030
Macy’s, Inc.	9,603	221,733
Nordstrom, Inc.	3,724	138,533
Sears Holdings Corp.*	1,043	75,242
Target Corp.	17,001	908,534

		2,055,850

Specialty Retail (2.1%)
Abercrombie & Fitch Co., Class A	1,837	72,231
AutoNation, Inc.*	1,483	34,480
AutoZone, Inc.*	689	157,719
Bed Bath & Beyond, Inc.*	6,163	267,536
Best Buy Co., Inc.	8,144	332,520
CarMax, Inc.*	5,248	146,209
GameStop Corp., Class A*	3,257	64,195
Gap, Inc.	10,566	196,950
Home Depot, Inc.	39,550	1,252,944
Limited Brands, Inc.	5,960	159,609
Lowe’s Cos., Inc.	371,822	8,287,912
Office Depot, Inc.*	7,871	36,207
O’Reilly Automotive, Inc.*	3,172	168,750
RadioShack Corp.	2,519	53,730
Ross Stores, Inc.	2,700	147,474
Staples, Inc.	16,719	349,762
Tiffany & Co.	3,187	149,757
TJX Cos., Inc.	9,624	429,519
Urban Outfitters, Inc.*	3,300	103,752

		12,411,256

Textiles, Apparel & Luxury Goods (0.2%)
Coach, Inc.	7,278	312,663
NIKE, Inc., Class B	9,240	740,494
Polo Ralph Lauren Corp.	1,484	133,352
VF Corp.	2,036	164,957

		1,351,466

Total Consumer Discretionary		46,200,277

Consumer Staples (8.1%)
Beverages (4.6%)
Brown-Forman Corp., Class B	2,558	157,675
Coca-Cola Co.	167,457	9,799,584
Coca-Cola Enterprises, Inc.	7,819	242,389
Constellation Brands, Inc., Class A*	4,175	73,856
Dr. Pepper Snapple Group, Inc.	5,783	205,412
Molson Coors Brewing Co., Class B	54,955	2,594,975
PepsiCo, Inc.	215,952	14,347,851

		27,421,742

Food & Staples Retailing (1.0%)
Costco Wholesale Corp.	10,294	663,860
CVS Caremark Corp.	32,031	1,008,015
Kroger Co.	14,754	319,572

See Notes to Portfolio of Investments.

EQ ADVISORS TRUST

EQ/LARGE CAP CORE PLUS PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

September 30, 2010 (Unaudited)

	Number of Shares	Value (Note 1)
Safeway, Inc.	8,680	$183,669
SUPERVALU, Inc.	4,449	51,297
Sysco Corp.	13,825	394,289
Walgreen Co.	23,029	771,471
Wal-Mart Stores, Inc.	47,132	2,522,505
Whole Foods Market, Inc.*	3,443	127,770

		6,042,448

Food Products (0.8%)
Archer-Daniels-Midland Co.	15,058	480,651
Campbell Soup Co.	4,405	157,479
ConAgra Foods, Inc.	10,276	225,455
Dean Foods Co.*	4,774	48,743
General Mills, Inc.	15,134	552,996
H.J. Heinz Co.	7,329	347,175
Hershey Co.	3,639	173,180
Hormel Foods Corp.	1,631	72,743
J.M. Smucker Co.	2,972	179,895
Kellogg Co.	6,135	309,879
Kraft Foods, Inc., Class A	40,819	1,259,674
McCormick & Co., Inc. (Non-Voting)	3,392	142,600
Mead Johnson Nutrition Co.	4,814	273,965
Sara Lee Corp.	15,594	209,427
Tyson Foods, Inc., Class A	7,573	121,319

		4,555,181

Household Products (0.9%)
Clorox Co.	3,151	210,361
Colgate-Palmolive Co.	11,469	881,507
Kimberly-Clark Corp.	9,583	623,374
Procter & Gamble Co.	66,888	4,011,273

		5,726,515

Personal Products (0.1%)
Avon Products, Inc.	10,030	322,063
Estee Lauder Cos., Inc., Class A	2,690	170,089

		492,152

Tobacco (0.7%)
Altria Group, Inc.	48,846	1,173,281
Lorillard, Inc.	3,494	280,603
Philip Morris International, Inc.	43,191	2,419,560
Reynolds American, Inc.	3,979	236,313

		4,109,757

Total Consumer Staples		48,347,795

Energy (9.0%)
Energy Equipment & Services (0.8%)
Baker Hughes, Inc.	10,071	429,025
Cameron International Corp.*	5,708	245,216
Diamond Offshore Drilling, Inc.	1,622	109,923
FMC Technologies, Inc.*	2,828	193,124
Halliburton Co.	21,640	715,635
Helmerich & Payne, Inc.	2,437	98,601
Nabors Industries Ltd.*	6,307	113,904
National Oilwell Varco, Inc.	9,837	437,451
Rowan Cos., Inc.*	2,677	81,274
Schlumberger Ltd.	32,246	1,986,676

		4,410,829

Oil, Gas & Consumable Fuels (8.2%)
Anadarko Petroleum Corp.	11,779	671,992
Apache Corp.	8,583	839,074
Cabot Oil & Gas Corp.	2,677	80,604
Chesapeake Energy Corp.	14,965	338,957
Chevron Corp.	47,319	3,835,205
ConocoPhillips	230,586	13,242,554
Consol Energy, Inc.	5,253	194,151
Denbury Resources, Inc.*	9,804	155,786
Devon Energy Corp.	10,251	$663,650
El Paso Corp.	17,248	213,530
EOG Resources, Inc.	5,910	549,453
EQT Corp.	3,630	130,898
Exxon Mobil Corp.	119,988	7,414,059
Hess Corp.	6,813	402,785
Marathon Oil Corp.	237,500	7,861,250
Massey Energy Co.	2,206	68,430
Murphy Oil Corp.	4,507	279,073
Noble Energy, Inc.	4,075	305,992
Occidental Petroleum Corp.	125,671	9,840,039
Peabody Energy Corp.	6,163	302,049
Pioneer Natural Resources Co.	2,805	182,409
QEP Resources, Inc.	4,001	120,590
Range Resources Corp.	3,731	142,263
Southwestern Energy Co.*	7,951	265,881
Spectra Energy Corp.	15,252	343,933
Sunoco, Inc.	2,813	102,674
Tesoro Corp.	2,711	36,219
Valero Energy Corp.	12,893	225,756
Williams Cos., Inc.	14,290	273,082

		49,082,338

Total Energy		53,493,167

Financials (11.1%)
Capital Markets (1.8%)
Ameriprise Financial, Inc.	5,916	280,004
Bank of New York Mellon Corp.	28,359	741,021
BlackRock, Inc.	7,750	1,319,438
Charles Schwab Corp.	23,107	321,187
E*TRADE Financial Corp.*	4,040	58,742
Federated Investors, Inc., Class B	2,020	45,975
Franklin Resources, Inc.	3,452	369,019
Goldman Sachs Group, Inc.	37,966	5,489,124
Invesco Ltd.	11,023	234,018
Janus Capital Group, Inc.	4,964	54,356
Legg Mason, Inc.	4,042	122,513
Morgan Stanley	32,883	811,552
Northern Trust Corp.	5,918	285,484
State Street Corp.	11,664	439,266
T. Rowe Price Group, Inc.	6,255	313,157

		10,884,856

Commercial Banks (3.5%)
BB&T Corp.	113,618	2,735,921
Comerica, Inc.	4,095	152,129
Fifth Third Bancorp	19,254	231,626
First Horizon National Corp.*	6,139	70,047
Huntington Bancshares, Inc./Ohio	15,765	89,387
KeyCorp	19,756	157,258
M&T Bank Corp.	2,053	167,956
Marshall & Ilsley Corp.	13,301	93,639
PNC Financial Services Group, Inc.	12,306	638,804
Regions Financial Corp.	27,401	199,205
SunTrust Banks, Inc.	12,048	311,200
U.S. Bancorp	271,972	5,880,035
Wells Fargo & Co.	402,782	10,121,912
Zions Bancorp	3,984	85,098

		20,934,217

Consumer Finance (0.3%)
American Express Co.	24,668	1,036,796
Capital One Financial Corp.	10,569	418,004
Discover Financial Services	13,342	222,545
SLM Corp.*	12,078	139,501

		1,816,846

See Notes to Portfolio of Investments.

EQ ADVISORS TRUST

EQ/LARGE CAP CORE PLUS PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

September 30, 2010 (Unaudited)

	Number of Shares	Value (Note 1)
Diversified Financial Services (1.7%)
Bank of America Corp.	235,828	$3,091,705
Citigroup, Inc.*	558,637	2,178,684
CME Group, Inc.	1,576	410,469
IntercontinentalExchange, Inc.*	1,792	187,658
JPMorgan Chase & Co.	93,637	3,564,761
Leucadia National Corp.*	4,836	114,226
Moody’s Corp.	4,650	116,157
NASDAQ OMX Group, Inc.*	3,874	75,272
NYSE Euronext	5,841	166,878

		9,905,810

Insurance (3.2%)
ACE Ltd.	7,905	460,466
Aflac, Inc.	111,317	5,756,202
Allstate Corp.	12,585	397,057
American International Group, Inc.*	3,166	123,791
Aon Corp.	108,550	4,245,390
Assurant, Inc.	2,632	107,122
Berkshire Hathaway, Inc., Class B*	40,707	3,365,655
Chubb Corp.	7,487	426,684
Cincinnati Financial Corp.	3,836	110,669
Genworth Financial, Inc., Class A*	11,977	146,359
Hartford Financial Services Group, Inc.	10,208	234,273
Lincoln National Corp.	7,395	176,888
Loews Corp.	7,491	283,909
Marsh & McLennan Cos., Inc.	12,955	312,475
MetLife, Inc.	21,304	819,139
Principal Financial Group, Inc.	7,728	200,310
Progressive Corp.	15,780	329,329
Prudential Financial, Inc.	11,057	599,068
Torchmark Corp.	1,905	101,232
Travelers Cos., Inc.	11,066	576,538
Unum Group	7,701	170,577
XL Group plc	8,054	174,450

		19,117,583

Real Estate Investment Trusts (REITs) (0.6%)
Apartment Investment & Management Co. (REIT), Class A	2,337	49,965
AvalonBay Communities, Inc. (REIT)	1,998	207,652
Boston Properties, Inc. (REIT)	3,272	271,969
Equity Residential (REIT)	6,550	311,584
HCP, Inc. (REIT)	7,297	262,546
Health Care REIT, Inc. (REIT)	3,156	149,405
Host Hotels & Resorts, Inc. (REIT)	15,957	231,057
Kimco Realty Corp. (REIT)	10,152	159,894
Plum Creek Timber Co., Inc. (REIT)	3,776	133,293
ProLogis (REIT)	11,735	138,238
Public Storage (REIT)	3,198	310,334
Simon Property Group, Inc. (REIT)	6,822	632,672
Ventas, Inc. (REIT)	3,652	188,334
Vornado Realty Trust (REIT)	3,823	326,981

		3,373,924

Real Estate Management & Development (0.0%)
CB Richard Ellis Group, Inc., Class A*	6,787	124,066

Thrifts & Mortgage Finance (0.0%)
Hudson City Bancorp, Inc.	12,020	147,365
People’s United Financial, Inc.	8,569	112,169

		259,534

Total Financials		66,416,836

Health Care (10.2%)
Biotechnology (0.6%)
Amgen, Inc.*	22,547	$1,242,565
Biogen Idec, Inc.*	5,693	319,491
Celgene Corp.*	10,803	622,361
Cephalon, Inc.*	1,739	108,583
Genzyme Corp.*	6,005	425,094
Gilead Sciences, Inc.*	19,738	702,871

		3,420,965

Health Care Equipment & Supplies (1.3%)
Baxter International, Inc.	13,897	663,026
Becton, Dickinson and Co.	5,408	400,733
Boston Scientific Corp.*	36,731	225,161
C.R. Bard, Inc.	2,220	180,775
CareFusion Corp.*	4,438	110,240
Covidien plc	87,295	3,508,386
DENTSPLY International, Inc.	3,366	107,611
Hospira, Inc.*	4,017	229,009
Intuitive Surgical, Inc.*	894	253,663
Medtronic, Inc.	25,447	854,510
St. Jude Medical, Inc.*	7,512	295,522
Stryker Corp.	7,946	397,697
Varian Medical Systems, Inc.*	2,866	173,393
Zimmer Holdings, Inc.*	4,778	250,033

		7,649,759

Health Care Providers & Services (0.8%)
Aetna, Inc.	10,192	322,169
AmerisourceBergen Corp.	6,572	201,497
Cardinal Health, Inc.	8,275	273,406
CIGNA Corp.	6,425	229,886
Coventry Health Care, Inc.*	3,821	82,266
DaVita, Inc.*	2,593	178,995
Express Scripts, Inc.*	12,706	618,782
Humana, Inc.*	3,850	193,424
Laboratory Corp. of America Holdings*	2,335	183,134
McKesson Corp.	6,161	380,627
Medco Health Solutions, Inc.*	10,210	531,533
Patterson Cos., Inc.	2,560	73,344
Quest Diagnostics, Inc.	3,497	176,494
Tenet Healthcare Corp.*	11,628	54,884
UnitedHealth Group, Inc.	26,754	939,333
WellPoint, Inc.*	9,408	532,869

		4,972,643

Health Care Technology (0.0%)
Cerner Corp.*	1,700	142,783

Life Sciences Tools & Services (0.1%)
Life Technologies Corp.*	4,278	199,740
PerkinElmer, Inc.	2,395	55,420
Thermo Fisher Scientific, Inc.*	9,579	458,643
Waters Corp.*	2,169	153,522

		867,325

Pharmaceuticals (7.4%)
Abbott Laboratories, Inc.	36,528	1,908,223
Allergan, Inc.	7,414	493,253
Bristol-Myers Squibb Co.	40,318	1,093,021
Eli Lilly and Co.	23,766	868,172
Forest Laboratories, Inc.*	7,074	218,799
Johnson & Johnson	64,886	4,020,337
King Pharmaceuticals, Inc.*	5,074	50,537
Merck & Co., Inc.	342,746	12,616,480
Mylan, Inc.*	6,800	127,908
Pfizer, Inc.	795,818	13,664,195

See Notes to Portfolio of Investments.

EQ ADVISORS TRUST

EQ/LARGE CAP CORE PLUS PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

September 30, 2010 (Unaudited)

	Number of Shares	Value (Note 1)
Sanofi-Aventis S.A. (ADR)	269,300	$8,954,225
Watson Pharmaceuticals, Inc.*	2,730	115,506

		44,130,656

Total Health Care		61,184,131

Industrials (6.4%)
Aerospace & Defense (2.2%)
Boeing Co.	17,242	1,147,283
General Dynamics Corp.	9,079	570,252
Goodrich Corp.	2,954	217,798
Honeywell International, Inc.	167,936	7,379,108
ITT Corp.	4,530	212,140
L-3 Communications Holdings, Inc.	2,724	196,864
Lockheed Martin Corp.	7,005	499,316
Northrop Grumman Corp.	7,089	429,806
Precision Castparts Corp.	3,347	426,241
Raytheon Co.	8,872	405,539
Rockwell Collins, Inc.	3,705	215,816
United Technologies Corp.	22,000	1,567,060

		13,267,223

Air Freight & Logistics (0.5%)
C.H. Robinson Worldwide, Inc.	3,865	270,240
Expeditors International of Washington, Inc.	5,247	242,569
FedEx Corp.	7,326	626,373
United Parcel Service, Inc., Class B	23,381	1,559,279

		2,698,461

Airlines (0.0%)
Southwest Airlines Co.	17,520	228,986

Building Products (0.0%)
Masco Corp.	7,867	86,616

Commercial Services & Supplies (0.2%)
Avery Dennison Corp.	2,855	105,978
Cintas Corp.	3,520	96,976
Iron Mountain, Inc.	4,672	104,372
Pitney Bowes, Inc.	5,357	114,533
R.R. Donnelley & Sons Co.	5,256	89,142
Republic Services, Inc.	7,572	230,870
Stericycle, Inc.*	1,992	138,404
Waste Management, Inc.	11,369	406,328

		1,286,603

Construction & Engineering (0.1%)
Fluor Corp.	4,036	199,903
Jacobs Engineering Group, Inc.*	3,074	118,964
Quanta Services, Inc.*	5,299	101,105

		419,972

Electrical Equipment (0.2%)
Emerson Electric Co.	17,787	936,664
Rockwell Automation, Inc.	3,540	218,524
Roper Industries, Inc.	2,400	156,432

		1,311,620

Industrial Conglomerates (1.3%)
3M Co.	16,731	1,450,745
General Electric Co.	251,334	4,084,178
Textron, Inc.	78,374	1,611,369
Tyco International Ltd.	11,985	440,209

		7,586,501

Machinery (1.5%)
Caterpillar, Inc.	64,709	5,091,304
Cummins, Inc.	4,696	425,364
Danaher Corp.	12,491	507,259
Deere & Co.	9,928	692,776
Dover Corp.	4,629	$241,680
Eaton Corp.	3,914	322,866
Flowserve Corp.	1,419	155,267
Illinois Tool Works, Inc.	11,764	553,143
PACCAR, Inc.	8,795	423,479
Pall Corp.	3,012	125,420
Parker Hannifin Corp.	3,773	264,336
Snap-On, Inc.	1,615	75,114

		8,878,008

Professional Services (0.0%)
Dun & Bradstreet Corp.	1,300	96,382
Equifax, Inc.	3,311	103,303
Robert Half International, Inc.	3,846	99,996

		299,681

Road & Rail (0.3%)
CSX Corp.	9,075	502,029
Norfolk Southern Corp.	8,748	520,594
Ryder System, Inc.	1,081	46,234
Union Pacific Corp.	11,845	968,921

		2,037,778

Trading Companies & Distributors (0.1%)
Fastenal Co.	3,437	182,814
W.W. Grainger, Inc.	1,368	162,942

		345,756

Total Industrials		38,447,205

Information Technology (12.5%)
Communications Equipment (3.2%)
Cisco Systems, Inc.*	462,172	10,121,567
Harris Corp.	3,293	145,847
JDS Uniphase Corp.*	4,607	57,081
Juniper Networks, Inc.*	12,252	371,848
Motorola, Inc.*	55,538	473,739
QUALCOMM, Inc.	174,226	7,861,077
Tellabs, Inc.	8,043	59,920

		19,091,079

Computers & Peripherals (1.8%)
Apple, Inc.*	21,511	6,103,746
Dell, Inc.*	39,869	516,702
EMC Corp.*	48,147	977,866
Hewlett-Packard Co.	53,439	2,248,179
Lexmark International, Inc., Class A*	1,663	74,203
NetApp, Inc.*	8,318	414,153
QLogic Corp.*	2,188	38,596
SanDisk Corp.*	5,483	200,952
Western Digital Corp.*	5,210	147,912

		10,722,309

Electronic Equipment, Instruments & Components (0.2%)
Agilent Technologies, Inc.*	8,461	282,344
Amphenol Corp., Class A	4,245	207,920
Corning, Inc.	37,093	678,060
FLIR Systems, Inc.*	3,902	100,281
Jabil Circuit, Inc.	4,032	58,101
Molex, Inc.	3,608	75,516

		1,402,222

Internet Software & Services (0.8%)
Akamai Technologies, Inc.*	4,274	214,469
eBay, Inc.*	27,041	659,800
Google, Inc., Class A*	5,849	3,075,346
Monster Worldwide, Inc.*	2,539	32,906
VeriSign, Inc.*	4,103	130,229
Yahoo!, Inc.*	31,437	445,462

		4,558,212

See Notes to Portfolio of Investments.

EQ ADVISORS TRUST

EQ/LARGE CAP CORE PLUS PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

September 30, 2010 (Unaudited)

	Number of Shares	Value (Note 1)
IT Services (1.8%)
Accenture plc, Class A	75,100	$3,190,999
Automatic Data Processing, Inc.	11,764	494,441
Cognizant Technology Solutions Corp., Class A*	7,015	452,257
Computer Sciences Corp.	3,844	176,824
Fidelity National Information Services, Inc.	6,016	163,214
Fiserv, Inc.*	3,430	184,603
International Business Machines Corp.	29,722	3,986,909
Mastercard, Inc., Class A	2,283	511,392
Paychex, Inc.	7,942	218,326
SAIC, Inc.*	6,600	105,468
Teradata Corp.*	4,163	160,525
Total System Services, Inc.	3,908	59,558
Visa, Inc., Class A	11,642	864,535
Western Union Co.	15,556	274,874

		10,843,925

Office Electronics (0.1%)
Xerox Corp.	31,866	329,813

Semiconductors & Semiconductor Equipment (2.0%)
Advanced Micro Devices, Inc.*	14,289	101,595
Altera Corp.	6,916	208,586
Analog Devices, Inc.	7,381	231,616
Applied Materials, Inc.	32,469	379,238
Broadcom Corp., Class A	10,424	368,905
First Solar, Inc.*	1,236	182,125
Intel Corp.	130,875	2,516,726
KLA-Tencor Corp.	3,712	130,774
Linear Technology Corp.	5,201	159,827
LSI Corp.*	16,859	76,877
MEMC Electronic Materials, Inc.*	6,015	71,699
Microchip Technology, Inc.	4,168	131,084
Micron Technology, Inc.*	20,880	150,545
National Semiconductor Corp.	4,887	62,407
Novellus Systems, Inc.*	2,172	57,732
NVIDIA Corp.*	13,505	157,738
Teradyne, Inc.*	3,450	38,433
Texas Instruments, Inc.	254,403	6,904,497
Xilinx, Inc.	6,412	170,623

		12,101,027

Software (2.6%)
Adobe Systems, Inc.*	12,250	320,338
Autodesk, Inc.*	5,058	161,704
BMC Software, Inc.*	4,003	162,041
CA, Inc.	9,192	194,135
Citrix Systems, Inc.*	4,258	290,566
Compuware Corp.*	6,483	55,300
Electronic Arts, Inc.*	8,129	133,560
Intuit, Inc.*	6,662	291,862
McAfee, Inc.*	3,562	168,340
Microsoft Corp.	420,942	10,308,870
Novell, Inc.*	9,685	57,819
Oracle Corp.	91,201	2,448,747
Red Hat, Inc.*	4,452	182,532
Salesforce.com, Inc.*	2,719	303,984
Symantec Corp.*	18,339	278,203

		15,358,001

Total Information Technology		74,406,588

Materials (2.8%)
Chemicals (0.8%)
Air Products & Chemicals, Inc.	4,998	413,934
Airgas, Inc.	1,755	$119,252
CF Industries Holdings, Inc.	1,647	157,289
Dow Chemical Co.	27,308	749,878
E.I. du Pont de Nemours & Co.	21,166	944,427
Eastman Chemical Co.	1,668	123,432
Ecolab, Inc.	5,501	279,121
FMC Corp.	1,684	115,202
International Flavors & Fragrances, Inc.	1,872	90,829
Monsanto Co.	12,690	608,232
PPG Industries, Inc.	3,829	278,751
Praxair, Inc.	7,134	643,915
Sherwin-Williams Co.	2,108	158,395
Sigma-Aldrich Corp.	2,857	172,506

		4,855,163

Construction Materials (0.0%)
Vulcan Materials Co.	2,953	109,025

Containers & Packaging (0.1%)
Ball Corp.	2,173	127,881
Bemis Co., Inc.	2,567	81,502
Owens-Illinois, Inc.*	4,196	117,740
Pactiv Corp.*	3,172	104,613
Sealed Air Corp.	4,251	95,562

		527,298

Metals & Mining (1.8%)
AK Steel Holding Corp.	2,129	29,402
Alcoa, Inc.	23,378	283,108
Allegheny Technologies, Inc.	2,470	114,732
Cliffs Natural Resources, Inc.	3,200	204,544
Freeport-McMoRan Copper & Gold, Inc.	11,086	946,634
Newmont Mining Corp.	133,524	8,386,642
Nucor Corp.	7,417	283,329
Titanium Metals Corp.*	2,489	49,680
United States Steel Corp.	3,218	141,077

		10,439,148

Paper & Forest Products (0.1%)
International Paper Co.	9,942	216,238
MeadWestvaco Corp.	4,407	107,443
Weyerhaeuser Co.	12,607	198,686

		522,367

Total Materials		16,453,001

Telecommunication Services (2.5%)
Diversified Telecommunication Services (1.2%)
AT&T, Inc.	139,074	3,977,516
CenturyLink, Inc.	7,370	290,820
Frontier Communications Corp.	23,031	188,163
Qwest Communications International, Inc.	40,195	252,023
Verizon Communications, Inc.	66,656	2,172,319
Windstream Corp.	11,881	146,018

		7,026,859

Wireless Telecommunication Services (1.3%)
American Tower Corp., Class A*	9,410	482,357
MetroPCS Communications, Inc.*	7,211	75,427
Sprint Nextel Corp.*	69,892	323,600
Vodafone Group plc (ADR)	276,518	6,860,411

		7,741,795

Total Telecommunication Services		14,768,654

See Notes to Portfolio of Investments.

EQ ADVISORS TRUST

EQ/LARGE CAP CORE PLUS PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

September 30, 2010 (Unaudited)

	Number of Shares	Value (Note 1)
Utilities (1.5%)
Electric Utilities (0.8%)
Allegheny Energy, Inc.	3,991	$97,859
American Electric Power Co., Inc.	11,157	404,218
Duke Energy Corp.	30,650	542,812
Edison International	8,003	275,223
Entergy Corp.	4,456	341,018
Exelon Corp.	15,499	659,947
FirstEnergy Corp.	7,175	276,524
NextEra Energy, Inc.	9,652	524,972
Northeast Utilities	4,142	122,479
Pepco Holdings, Inc.	5,030	93,558
Pinnacle West Capital Corp.	2,422	99,956
PPL Corp.	11,026	300,238
Progress Energy, Inc.	6,835	303,611
Southern Co.	19,499	726,143

		4,768,558

Gas Utilities (0.0%)
Nicor, Inc.	1,066	48,844
Oneok, Inc.	2,700	121,608

		170,452

Independent Power Producers & Energy Traders (0.1%)
AES Corp.*	16,421	186,379
Constellation Energy Group, Inc.	4,688	151,141
NRG Energy, Inc.*	6,200	129,084

		466,604

Multi-Utilities (0.6%)
Ameren Corp.	5,608	159,267
CenterPoint Energy, Inc.	10,183	160,077
CMS Energy Corp.	5,254	94,677
Consolidated Edison, Inc.	6,873	331,416
Dominion Resources, Inc.	13,801	602,552
DTE Energy Co.	3,839	176,325
Integrys Energy Group, Inc.	1,813	94,385
NiSource, Inc.	6,334	110,211
PG&E Corp.	9,103	413,458
Public Service Enterprise Group, Inc.	11,908	393,917
SCANA Corp.	2,669	107,614
Sempra Energy	6,027	324,253
TECO Energy, Inc.	5,035	87,206
Wisconsin Energy Corp.	2,751	159,008
Xcel Energy, Inc.	11,306	259,699

		3,474,065

Total Utilities		8,879,679

Total Common Stocks (71.8%) (Cost $346,849,738)		428,597,333

INVESTMENT COMPANIES:
Exchange Traded Funds (ETFs)(9.5%)
iShares Morningstar Large Core Index Fund	53,147	3,417,352
iShares Morningstar Large Growth Index Fund	65,498	3,840,803
iShares Morningstar Large Value Index Fund	73,163	4,004,211
iShares NYSE 100 Index Fund	5,536	304,017
iShares Russell 1000 Growth Index Fund	9,397	482,724
iShares Russell 1000 Index Fund	81,502	5,146,851
iShares Russell 1000 Value Index Fund	149,525	8,820,480
iShares S&P 100 Index Fund	94,215	$4,852,072
iShares S&P 500 Growth Index Fund	38,648	2,294,532
iShares S&P 500 Index Fund	140,455	16,080,693
iShares S&P 500 Value Index Fund	118,146	6,409,420
Vanguard Value ETF	29,500	1,436,650

Total Investment Companies (9.5%) (Cost $46,070,267)		57,089,805

	Principal Amount	Value (Note 1)
SHORT-TERM INVESTMENTS:
Short-Term Investment (16.3%)
BlackRock Liquidity Funds TempFund
0.23% ‡	$97,388,082	97,388,082

Time Deposit (0.9%)
JPMorgan Chase Nassau
0.000%, 10/1/10	5,080,671	5,080,671

Total Short-Term Investments (17.2%) (Amortized Cost $102,468,753)		102,468,753

Total Investments (98.5%) (Cost/Amortized Cost $495,388,758)		588,155,891
Other Assets Less Liabilities (1.5%)		9,037,746

Net Assets (100%)		$597,193,637

*	Non-Income producing.

‡	Affiliated company as defined under the Investment

Company Act of 1940.

Glossary:

ADR — American Depositary Receipt

See Notes to Portfolio of Investments.

EQ ADVISORS TRUST

EQ/LARGE CAP CORE PLUS PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

September 30, 2010 (Unaudited)

Investments in companies which were affiliates for the nine months ended September 30, 2010, were as follows:

Securities	Market Value December 31, 2009	Purchases at Cost	Sales at Cost	Market Value September 30, 2010	Dividend Income	Realized Gain (Loss)
BlackRock Liquidity Funds TempFund	$—	$157,146,399	$59,758,317	$97,388,082	$72,196	$—

At September 30, 2010, the Portfolio had the following futures contracts open: (Note 1)

Purchase	Number of Contracts	Expiration Date	Original Value	Value at 9/30/2010	Unrealized Appreciation/ (Depreciation)
S&P 500 E-Mini Index	1,892	December-10	$103,891,832	$107,531,820	$3,639,988

The following is a summary of the inputs used to value the Portfolio’s assets and liabilities carried at fair value as of September 30, 2010:

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. For example, money market securities are valued using amortized cost, in accordance with rules under the Investment Company Act of 1940. Generally, amortized cost approximates the current fair value of a security, but since the value is not obtained from a quoted price in an active market, such securities are reflected as Level 2.

Various inputs are used in determining the value of the Portfolio’s investments. These inputs are summarized in the three broad levels listed below:

Investment Type	Level 1 Quoted prices in active markets for identical securities	Level 2 Significant other observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)	Level 3 Significant unobservable inputs (including the Portfolio’s own assumptions in determining the fair value of investments)	Total
Assets:
Common Stocks
Consumer Discretionary	$46,200,277	$—	$—	$46,200,277
Consumer Staples	48,347,795	—	—	48,347,795
Energy	53,493,167	—	—	53,493,167
Financials	66,416,836	—	—	66,416,836
Health Care	61,184,131	—	—	61,184,131
Industrials	38,447,205	—	—	38,447,205
Information Technology	74,406,588	—	—	74,406,588
Materials	16,453,001	—	—	16,453,001
Telecommunication Services	14,768,654	—	—	14,768,654
Utilities	8,879,679	—	—	8,879,679
Futures	3,639,988	—	—	3,639,988
Investment Companies
Exchange Traded Funds (ETFs)	57,089,805	—	—	57,089,805
Short-Term Investments	—	102,468,753	—	102,468,753

Total Assets	$489,327,126	$102,468,753	$—	$591,795,879

Total Liabilities	$—	$—	$—	$—

Total	$489,327,126	$102,468,753	$—	$591,795,879

See Notes to Portfolio of Investments.

EQ ADVISORS TRUST

EQ/LARGE CAP CORE PLUS PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

September 30, 2010 (Unaudited)

Investment security transactions for the nine months ended September 30, 2010 were as follows:

Cost of Purchases:
Stocks and long-term corporate debt securities	$94,740,995
Net Proceeds of Sales and Redemptions:
Stocks and long-term corporate debt securities	$217,576,803

As of September 30, 2010, the gross unrealized appreciation (depreciation) of investments based on the aggregate cost of investments for Federal income tax purposes was as follows:

Aggregate gross unrealized appreciation	$91,064,588
Aggregate gross unrealized depreciation	(4,617,024)

Net unrealized appreciation	$86,447,564

Federal income tax cost of investments	$501,708,327

See Notes to Portfolio of Investments.

EQ ADVISORS TRUST

EQ/LARGE CAP GROWTH INDEX PORTFOLIO

PORTFOLIO OF INVESTMENTS

September 30, 2010 (Unaudited)

	Number of Shares	Value (Note 1)
COMMON STOCKS:
Consumer Discretionary (14.6%)
Auto Components (0.6%)
Autoliv, Inc.	5,500	$359,315
BorgWarner, Inc.*	20,554	1,081,551
Federal-Mogul Corp.*	790	14,939
Gentex Corp.	26,386	514,791
Goodyear Tire & Rubber Co.*	45,908	493,511
Johnson Controls, Inc.	120,120	3,663,660
Lear Corp.*	2,800	221,004
TRW Automotive Holdings Corp.*	10,012	416,099

		6,764,870

Automobiles (0.8%)
Ford Motor Co.*	631,500	7,729,560
Harley-Davidson, Inc.	44,500	1,265,580
Tesla Motors, Inc.*	2,010	40,723
Thor Industries, Inc.	6,286	209,952

		9,245,815

Distributors (0.0%)
LKQ Corp.*	27,027	562,162

Diversified Consumer Services (0.3%)
Apollo Group, Inc., Class A*	24,487	1,257,407
Career Education Corp.*	12,345	265,047
DeVry, Inc.	12,012	591,111
Education Management Corp.*	4,500	66,060
H&R Block, Inc.	25,740	333,333
Hillenbrand, Inc.	11,767	253,108
ITT Educational Services, Inc.*	6,504	457,036
Strayer Education, Inc.	2,712	473,244
Weight Watchers International, Inc.	6,224	194,127

		3,890,473

Hotels, Restaurants & Leisure (3.3%)
Bally Technologies, Inc.*	10,400	363,480
Brinker International, Inc.	16,906	318,847
Burger King Holdings, Inc.	17,338	414,031
Carnival Corp.	30,931	1,181,874
Chipotle Mexican Grill, Inc.*	5,973	1,027,356
Choice Hotels International, Inc.	323	11,777
Darden Restaurants, Inc.	26,603	1,138,076
International Game Technology	56,406	815,067
International Speedway Corp., Class A	1,900	46,360
Las Vegas Sands Corp.*	59,888	2,087,097
Marriott International, Inc., Class A	51,344	1,839,656
McDonald’s Corp.	203,748	15,181,263
MGM Resorts International*	8,336	94,030
Panera Bread Co., Class A*	5,858	519,077
Royal Caribbean Cruises Ltd.*	9,678	305,147
Starbucks Corp.	141,068	3,608,519
Starwood Hotels & Resorts Worldwide, Inc.	35,840	1,883,392
Wendy’s/Arby’s Group, Inc., Class A	23,858	108,077
WMS Industries, Inc.*	10,985	418,199
Wynn Resorts Ltd.	14,300	1,240,811
Yum! Brands, Inc.	88,464	4,074,652

		36,676,788

Household Durables (0.3%)
Fortune Brands, Inc.	3,500	172,305
Garmin Ltd.	1,268	38,484
Harman International Industries, Inc.*	6,197	207,042
Leggett & Platt, Inc.	16,550	376,678
Mohawk Industries, Inc.*	1,300	69,290
NVR, Inc.*	1,108	$717,463
Tempur-Pedic International, Inc.*	13,700	424,700
Tupperware Brands Corp.	12,000	549,120
Whirlpool Corp.	6,100	493,856

		3,048,938

Internet & Catalog Retail (1.4%)
Amazon.com, Inc.*	66,236	10,403,026
Expedia, Inc.	15,959	450,203
Netflix, Inc.*	7,594	1,231,443
priceline.com, Inc.*	9,069	3,159,096

		15,243,768

Leisure Equipment & Products (0.2%)
Hasbro, Inc.	24,649	1,097,127
Mattel, Inc.	39,995	938,283

		2,035,410

Media (1.8%)
CBS Corp., Class B	15,300	242,658
DIRECTV, Class A*	167,948	6,991,675
Discovery Communications, Inc., Class A*	39,300	1,711,515
DreamWorks Animation SKG, Inc., Class A*	14,000	446,740
Interpublic Group of Cos., Inc.*	92,600	928,778
John Wiley & Sons, Inc., Class A	7,886	322,222
Lamar Advertising Co., Class A*	2,200	70,004
Madison Square Garden, Inc., Class A*	3,600	75,888
McGraw-Hill Cos., Inc.	41,882	1,384,619
Meredith Corp.	2,900	96,599
Morningstar, Inc.*	4,135	184,256
News Corp., Class A	90,400	1,180,624
Omnicom Group, Inc.	46,834	1,849,006
Regal Entertainment Group, Class A	3,486	45,736
Scripps Networks Interactive, Inc., Class A	16,932	805,625
Sirius XM Radio, Inc.*	735,700	882,840
Thomson Reuters Corp.	22,900	859,437
Time Warner, Inc.	44,400	1,360,860
Viacom, Inc., Class B	22,600	817,894

		20,256,976

Multiline Retail (1.3%)
Big Lots, Inc.*	15,372	511,119
Dollar General Corp.*	13,200	386,100
Dollar Tree, Inc.*	24,116	1,175,896
Family Dollar Stores, Inc.	25,527	1,127,272
J.C. Penney Co., Inc.	14,500	394,110
Kohl’s Corp.*	43,034	2,267,031
Macy’s, Inc.	7,900	182,411
Nordstrom, Inc.	31,643	1,177,120
Target Corp.	139,496	7,454,666

		14,675,725

Specialty Retail (3.7%)
Aaron’s, Inc.	7,625	140,681
Abercrombie & Fitch Co., Class A	12,785	502,706
Advance Auto Parts, Inc.	16,692	979,487
Aeropostale, Inc.*	17,678	411,014
American Eagle Outfitters, Inc.	9,066	135,627
AutoNation, Inc.*	4,215	97,999
AutoZone, Inc.*	5,314	1,216,428
Bed Bath & Beyond, Inc.*	49,859	2,164,379
Best Buy Co., Inc.	65,258	2,664,484
CarMax, Inc.*	42,296	1,178,367
Chico’s FAS, Inc.	33,792	355,492

See Notes to Portfolio of Investments.

EQ ADVISORS TRUST

EQ/LARGE CAP GROWTH INDEX PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

September 30, 2010 (Unaudited)

	Number of Shares	Value (Note 1)
Dick’s Sporting Goods, Inc.*	16,937	$474,913
Gap, Inc.	77,343	1,441,674
Guess?, Inc.	12,180	494,873
Home Depot, Inc.	320,577	10,155,879
J. Crew Group, Inc.*	10,400	349,648
Limited Brands, Inc.	50,588	1,354,747
Lowe’s Cos., Inc.	208,205	4,640,889
Office Depot, Inc.*	5,175	23,805
O’Reilly Automotive, Inc.*	26,111	1,389,105
PetSmart, Inc.	22,415	784,525
Ross Stores, Inc.	23,181	1,266,146
Staples, Inc.	138,126	2,889,596
Tiffany & Co.	23,936	1,124,753
TJX Cos., Inc.	77,223	3,446,463
Tractor Supply Co.	13,700	543,342
Urban Outfitters, Inc.*	23,114	726,704
Williams-Sonoma, Inc.	18,179	576,274

		41,530,000

Textiles, Apparel & Luxury Goods (0.9%)
Coach, Inc.	57,806	2,483,346
Fossil, Inc.*	10,000	537,900
Hanesbrands, Inc.*	18,067	467,213
NIKE, Inc., Class B	68,133	5,460,178
Phillips-Van Heusen Corp.	10,664	641,546
Polo Ralph Lauren Corp.	10,591	951,707

		10,541,890

Total Consumer Discretionary		164,472,815

Consumer Staples (10.0%)
Beverages (2.8%)
Brown-Forman Corp., Class B	15,091	930,209
Coca-Cola Co.	297,581	17,414,440
Coca-Cola Enterprises, Inc.	36,992	1,146,752
Dr. Pepper Snapple Group, Inc.	14,200	504,384
Hansen Natural Corp.*	10,543	491,515
PepsiCo, Inc.	175,616	11,667,927

		32,155,227

Food & Staples Retailing (2.6%)
BJ’s Wholesale Club, Inc.*	856	35,524
Costco Wholesale Corp.	83,466	5,382,722
CVS Caremark Corp.	28,545	898,311
Kroger Co.	6,900	149,454
Sysco Corp.	112,036	3,195,267
Walgreen Co.	168,787	5,654,365
Wal-Mart Stores, Inc.	233,370	12,489,962
Whole Foods Market, Inc.*	26,485	982,858

		28,788,463

Food Products (0.9%)
Campbell Soup Co.	20,895	746,996
ConAgra Foods, Inc.	8,500	186,490
Flowers Foods, Inc.	5,345	132,770
General Mills, Inc.	74,740	2,731,000
Green Mountain Coffee
Roasters, Inc.*	20,939	653,087
H.J. Heinz Co.	24,511	1,161,086
Hershey Co.	16,969	807,555
Kellogg Co.	43,628	2,203,650
McCormick & Co., Inc. (Non-Voting)	12,488	524,996
Mead Johnson Nutrition Co.	5,278	300,371
Sara Lee Corp.	89,182	1,197,714

		10,645,715

Household Products (1.3%)
Church & Dwight Co., Inc.	13,434	872,404
Clorox Co.	25,174	1,680,616
Colgate-Palmolive Co.	77,784	$5,978,478
Kimberly-Clark Corp.	62,125	4,041,231
Procter & Gamble Co.	32,708	1,961,499

		14,534,228

Personal Products (0.4%)
Alberto-Culver Co.	3,592	135,239
Avon Products, Inc.	81,110	2,604,442
Estee Lauder Cos., Inc., Class A	20,937	1,323,847
Herbalife Ltd.	11,346	684,731

		4,748,259

Tobacco (2.0%)
Altria Group, Inc.	229,878	5,521,670
Philip Morris International, Inc.	295,302	16,542,818

		22,064,488

Total Consumer Staples		112,936,380

Energy (9.9%)
Energy Equipment & Services (2.4%)
Atwood Oceanics, Inc.*	2,117	64,463
Baker Hughes, Inc.	22,200	945,720
Cameron International Corp.*	26,433	1,135,562
Core Laboratories N.V.	8,500	748,340
Diamond Offshore Drilling, Inc.	4,285	290,394
Dresser-Rand Group, Inc.*	14,130	521,256
Exterran Holdings, Inc.*	1,207	27,411
FMC Technologies, Inc.*	23,016	1,571,763
Halliburton Co.	172,000	5,688,040
McDermott International, Inc.*	34,504	509,969
Nabors Industries Ltd.*	21,500	388,290
Oil States International, Inc.*	600	27,930
Pride International, Inc.*	13,180	387,887
Rowan Cos., Inc.*	2,677	81,274
Schlumberger Ltd.	225,827	13,913,201
Superior Energy Services, Inc.*	1,000	26,690
Weatherford International Ltd.*	56,400	964,440

		27,292,630

Oil, Gas & Consumable Fuels (7.5%)
Alpha Natural Resources, Inc.*	3,042	125,178
Arch Coal, Inc.	21,700	579,607
Atlas Energy, Inc.*	10,800	309,312
Chevron Corp.	20,200	1,637,210
Cimarex Energy Co.	15,900	1,052,262
Concho Resources, Inc.*	17,300	1,144,741
ConocoPhillips	107,900	6,196,697
Consol Energy, Inc.	19,591	724,083
Continental Resources, Inc.*	5,295	245,476
El Paso Corp.	24,457	302,778
EOG Resources, Inc.	48,000	4,462,560
EQT Corp.	26,213	945,241
EXCO Resources, Inc.	27,749	412,628
Exxon Mobil Corp.	886,886	54,800,686
Forest Oil Corp.*	13,703	406,979
Frontline Ltd.	8,000	227,440
Holly Corp.	5,636	162,035
Marathon Oil Corp.	35,800	1,184,980
Mariner Energy, Inc.*	1,377	33,365
Murphy Oil Corp.	4,300	266,256
Occidental Petroleum Corp.	31,200	2,442,960
Petrohawk Energy Corp.*	40,554	654,542
Quicksilver Resources, Inc.*	1,326	16,708
Range Resources Corp.	30,142	1,149,314
SandRidge Energy, Inc.*	39,900	226,632
SM Energy Co.	8,062	302,002
Southwestern Energy Co.*	65,572	2,192,728

See Notes to Portfolio of Investments.

EQ ADVISORS TRUST

EQ/LARGE CAP GROWTH INDEX PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

September 30, 2010 (Unaudited)

	Number of	Value
	Shares	(Note 1)
Ultra Petroleum Corp.*	28,800	$1,209,024
Whiting Petroleum Corp.*	700	66,857
Williams Cos., Inc.	45,500	869,505

		84,349,786

Total Energy		111,642,416

Financials (4.6%)
Capital Markets (1.5%)
Affiliated Managers Group, Inc.*	9,686	755,605
Ameriprise Financial, Inc.	9,819	464,733
BlackRock, Inc.	2,315	394,129
Charles Schwab Corp.	187,294	2,603,387
Eaton Vance Corp.	22,260	646,430
Federated Investors, Inc., Class B	11,430	260,147
Franklin Resources, Inc.	28,177	3,012,121
GLG Partners, Inc.*	22,401	100,804
Greenhill & Co., Inc.	5,643	447,603
Invesco Ltd.	26,822	569,431
Janus Capital Group, Inc.	3,129	34,263
Lazard Ltd., Class A	17,424	611,234
Morgan Stanley	84,149	2,076,797
Northern Trust Corp.	18,283	881,972
SEI Investments Co.	28,275	575,114
T. Rowe Price Group, Inc.	49,136	2,459,994
TD Ameritrade Holding Corp.*	44,143	712,909
Waddell & Reed Financial, Inc., Class A	16,279	445,393

		17,052,066

Commercial Banks (0.0%)
Bank of Hawaii Corp.	2,900	130,268

Consumer Finance (0.8%)
American Express Co.	198,586	8,346,570
Green Dot Corp., Class A*	750	36,360

		8,382,930

Diversified Financial Services (0.3%)
CBOE Holdings, Inc.	1,030	20,641
Interactive Brokers Group, Inc., Class A*	1,900	32,699
IntercontinentalExchange, Inc.*	14,075	1,473,934
Moody’s Corp.	38,802	969,274
MSCI, Inc., Class A*	20,791	690,469
NASDAQ OMX Group, Inc.*	2,455	47,701
NYSE Euronext	10,627	303,613

		3,538,331

Insurance (0.9%)
ACE Ltd.	9,800	570,850
Aflac, Inc.	84,070	4,347,260
Arch Capital Group Ltd.*	600	50,280
Arthur J. Gallagher & Co.	4,893	129,028
Axis Capital Holdings Ltd.	6,378	210,091
Brown & Brown, Inc.	11,396	230,085
Endurance Specialty Holdings Ltd.	953	37,929
Erie Indemnity Co., Class A	3,943	221,045
Genworth Financial, Inc., Class A*	17,036	208,180
Hartford Financial Services
Group, Inc.	7,000	160,650
Marsh & McLennan Cos., Inc.	94,429	2,277,628
MetLife, Inc.	38,600	1,484,170
Travelers Cos., Inc.	10,300	536,630
Validus Holdings Ltd.	1,487	39,197

		10,503,023

Real Estate Investment Trusts (REITs) (0.9%)
AMB Property Corp. (REIT)	2,900	76,763
Apartment Investment & Management Co. (REIT), Class A	10,900	$233,042
Digital Realty Trust, Inc. (REIT)	15,641	965,050
Equity Residential (REIT)	3,400	161,738
Essex Property Trust, Inc. (REIT)	2,200	240,768
Federal Realty Investment Trust (REIT)	6,981	570,068
General Growth Properties, Inc. (REIT)	38,200	595,920
Plum Creek Timber Co., Inc. (REIT)	13,139	463,807
ProLogis (REIT)	5,500	64,790
Public Storage (REIT)	24,162	2,344,680
Rayonier, Inc. (REIT)	4,463	223,686
Simon Property Group, Inc. (REIT)	38,361	3,557,599
UDR, Inc. (REIT)	2,000	42,240
Ventas, Inc. (REIT)	8,100	417,717
Vornado Realty Trust (REIT)	2,800	239,484

		10,197,352

Real Estate Management & Development (0.2%)
CB Richard Ellis Group, Inc., Class A*	53,943	986,078
Jones Lang LaSalle, Inc.	8,000	690,160
St. Joe Co.*	15,710	390,708

		2,066,946

Thrifts & Mortgage Finance (0.0%)
Capitol Federal Financial	219	5,409
Hudson City Bancorp, Inc.	7,468	91,558

		96,967

Total Financials		51,967,883

Health Care (10.1%)
Biotechnology (1.8%)
Abraxis Bioscience, Inc.*	515	39,830
Alexion Pharmaceuticals, Inc.*	16,995	1,093,798
Amylin Pharmaceuticals, Inc.*	27,151	566,098
BioMarin Pharmaceutical, Inc.*	19,149	427,980
Celgene Corp.*	87,273	5,027,798
Dendreon Corp.*	27,210	1,120,508
Genzyme Corp.*	38,490	2,724,707
Gilead Sciences, Inc.*	158,737	5,652,625
Human Genome Sciences, Inc.*	35,400	1,054,566
Myriad Genetics, Inc.*	18,434	302,502
Regeneron Pharmaceuticals, Inc.*	12,200	334,280
Talecris Biotherapeutics Holdings Corp.*	9,700	221,936
United Therapeutics Corp.*	9,352	523,805
Vertex Pharmaceuticals, Inc.*	38,307	1,324,273

		20,414,706

Health Care Equipment & Supplies (3.3%)
Alcon, Inc.	13,200	2,201,628
Alere, Inc.*	4,654	143,948
Baxter International, Inc.	94,056	4,487,412
Becton, Dickinson and Co.	44,192	3,274,627
C.R. Bard, Inc.	18,024	1,467,694
CareFusion Corp.*	7,400	183,816
Cooper Cos., Inc.	1,600	73,952
Covidien plc	94,900	3,814,031
DENTSPLY International, Inc.	27,632	883,395
Edwards Lifesciences Corp.*	21,446	1,437,954
Gen-Probe, Inc.*	9,432	457,075
Hill-Rom Holdings, Inc.	10,017	359,510
Hospira, Inc.*	31,428	1,791,710
IDEXX Laboratories, Inc.*	10,947	675,649
Intuitive Surgical, Inc.*	7,421	2,105,635

See Notes to Portfolio of Investments.

EQ ADVISORS TRUST

EQ/LARGE CAP VALUE INDEX PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

September 30, 2010 (Unaudited)

	Number of Shares	Value (Note 1)

Kinetic Concepts, Inc.*	993	$36,324
Medtronic, Inc.	160,334	5,384,016
ResMed, Inc.*	28,732	942,697
St. Jude Medical, Inc.*	61,854	2,433,336
Stryker Corp.	59,691	2,987,535
Teleflex, Inc.	1,195	67,852
Thoratec Corp.*	10,800	399,384
Varian Medical Systems, Inc.*	23,390	1,415,095

		37,024,275

Health Care Providers & Services (1.9%)
AmerisourceBergen Corp.	53,508	1,640,555
Brookdale Senior Living, Inc.*	2,200	35,882
Cardinal Health, Inc.	23,600	779,744
Community Health Systems, Inc.*	12,426	384,833
DaVita, Inc.*	19,698	1,359,753
Emdeon, Inc., Class A*	4,900	59,682
Emergency Medical Services Corp., Class A*	5,600	298,200
Express Scripts, Inc.*	103,792	5,054,670
Health Management Associates, Inc., Class A*	47,306	362,364
Henry Schein, Inc.*	17,352	1,016,480
Laboratory Corp. of America Holdings*	19,796	1,552,600
Lincare Holdings, Inc.	18,808	471,893
McKesson Corp.	22,171	1,369,724
Medco Health Solutions, Inc.*	82,149	4,276,677
MEDNAX, Inc.*	8,437	449,692
Omnicare, Inc.	2,175	51,939
Patterson Cos., Inc.	19,274	552,200
Quest Diagnostics, Inc.	24,446	1,233,790
Tenet Healthcare Corp.*	66,112	312,049
Universal Health Services, Inc., Class B	1,116	43,368
VCA Antech, Inc.*	16,229	342,270

		21,648,365

Health Care Technology (0.2%)
Allscripts Healthcare Solutions, Inc.*	25,312	467,513
Cerner Corp.*	13,010	1,092,710
SXC Health Solutions Corp.*	11,600	423,052

		1,983,275

Life Sciences Tools & Services (0.6%)
Charles River Laboratories International, Inc.*	2,927	97,030
Covance, Inc.*	12,245	572,944
Illumina, Inc.*	23,091	1,136,077
Life Technologies Corp.*	24,524	1,145,026
Mettler-Toledo International, Inc.*	6,447	802,265
PerkinElmer, Inc.	10,100	233,714
Pharmaceutical Product Development, Inc.	19,889	493,048
Techne Corp.	7,054	435,443
Waters Corp.*	17,642	1,248,701

		6,164,248

Pharmaceuticals (2.3%)
Abbott Laboratories, Inc.	263,606	13,770,777
Allergan, Inc.	57,544	3,828,402
Eli Lilly and Co.	44,232	1,615,795
Johnson & Johnson	78,314	4,852,336
Mylan, Inc.*	49,241	926,223
Perrigo Co.	15,289	981,860
Warner Chilcott plc, Class A	17,000	$381,480

		26,356,873

Total Health Care		113,591,742

Industrials (13.1%)
Aerospace & Defense (3.1%)
Alliant Techsystems, Inc.*	5,839	440,261
Boeing Co.	116,471	7,749,980
Goodrich Corp.	6,699	493,917
Honeywell International, Inc.	145,091	6,375,299
Lockheed Martin Corp.	45,931	3,273,962
Precision Castparts Corp.	26,927	3,429,153
Rockwell Collins, Inc.	15,670	912,777
Spirit AeroSystems Holdings, Inc., Class A*	2,947	58,734
TransDigm Group, Inc.	9,353	580,354
United Technologies Corp.	161,482	11,502,363

		34,816,800

Air Freight & Logistics (1.5%)
C.H. Robinson Worldwide, Inc.	31,458	2,199,543
Expeditors International of Washington, Inc.	40,276	1,861,960
FedEx Corp.	38,300	3,274,650
United Parcel Service, Inc., Class B	135,259	9,020,423
UTi Worldwide, Inc.	16,068	258,373

		16,614,949

Airlines (0.3%)
AMR Corp.*	20,309	127,338
Continental Airlines, Inc., Class B*	26,369	655,006
Copa Holdings S.A., Class A	3,698	199,359
Delta Air Lines, Inc.*	149,489	1,740,052
Southwest Airlines Co.	18,745	244,997
UAL Corp.*	23,800	562,394

		3,529,146

Building Products (0.1%)
Armstrong World Industries, Inc.*	331	13,740
Lennox International, Inc.	8,868	369,707
Masco Corp.	20,375	224,329
Owens Corning, Inc.*	11,996	307,457
USG Corp.*	5,200	68,588

		983,821

Commercial Services & Supplies (0.4%)
Avery Dennison Corp.	1,126	41,797
Copart, Inc.*	13,627	449,282
Corrections Corp. of America*	3,763	92,871
Covanta Holding Corp.	1,400	22,050
Iron Mountain, Inc.	34,604	773,053
KAR Auction Services, Inc.*	700	8,827
Pitney Bowes, Inc.	28,000	598,640
R.R. Donnelley & Sons Co.	2,057	34,887
Republic Services, Inc.	18,406	561,199
Stericycle, Inc.*	16,071	1,116,613
Waste Connections, Inc.*	11,663	462,555

		4,161,774

Construction & Engineering (0.1%)
Aecom Technology Corp.*	5,826	141,339
Chicago Bridge & Iron Co. N.V. (N.Y. Shares)*	7,700	188,265
Fluor Corp.	2,079	102,973
Jacobs Engineering Group, Inc.*	14,316	554,029
KBR, Inc.	1,700	41,888
Shaw Group, Inc.*	9,177	307,980

		1,336,474

See Notes to Portfolio of Investments.

EQ ADVISORS TRUST

EQ/LARGE CAP GROWTH INDEX PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

September 30, 2010 (Unaudited)

	Number of	Value
	Shares	(Note 1)
Electrical Equipment (1.2%)
AMETEK, Inc.	20,088	$959,604
Babcock & Wilcox Co.*	17,202	366,058
Cooper Industries plc	31,700	1,551,081
Emerson Electric Co.	142,571	7,507,789
General Cable Corp.*	3,500	94,920
Hubbell, Inc., Class B	4,573	232,080
Regal-Beloit Corp.	6,100	358,009
Rockwell Automation, Inc.	27,012	1,667,451
Roper Industries, Inc.	17,773	1,158,444
Thomas & Betts Corp.*	1,753	71,908

		13,967,344

Industrial Conglomerates (1.8%)
3M Co.	135,041	11,709,405
Carlisle Cos., Inc.	811	24,289
General Electric Co.	469,000	7,621,250
Textron, Inc.	26,600	546,896
Tyco International Ltd.	14,000	514,220

		20,416,060

Machinery (3.7%)
Bucyrus International, Inc.	14,253	988,445
Caterpillar, Inc.	118,995	9,362,527
CNH Global N.V.*	800	29,312
Cummins, Inc.	37,986	3,440,772
Danaher Corp.	93,238	3,786,395
Deere & Co.	75,947	5,299,582
Donaldson Co., Inc.	14,590	687,627
Dover Corp.	22,379	1,168,408
Eaton Corp.	8,300	684,667
Flowserve Corp.	9,023	987,297
Gardner Denver, Inc.	9,400	504,592
Graco, Inc.	11,416	362,230
Harsco Corp.	1,063	26,128
IDEX Corp.	12,676	450,125
Illinois Tool Works, Inc.	83,400	3,921,468
Joy Global, Inc.	19,528	1,373,209
Kennametal, Inc.	11,500	355,695
Lincoln Electric Holdings, Inc.	8,100	468,342
Manitowoc Co., Inc.	24,800	300,328
Navistar International Corp.*	13,495	588,922
Oshkosh Corp.*	17,000	467,500
PACCAR, Inc.	69,091	3,326,732
Pall Corp.	22,168	923,075
Parker Hannifin Corp.	8,600	602,516
Pentair, Inc.	9,716	326,749
SPX Corp.	1,800	113,904
Timken Co.	12,100	464,156
Toro Co.	6,363	357,791
Valmont Industries, Inc.	4,168	301,763
WABCO Holdings, Inc.*	12,147	509,445
Wabtec Corp.	1,417	67,718

		42,247,420

Marine (0.0%)
Kirby Corp.*	688	27,561

Professional Services (0.3%)
Dun & Bradstreet Corp.	9,540	707,296
FTI Consulting, Inc.*	7,166	248,588
IHS, Inc., Class A*	9,217	626,756
Robert Half International, Inc.	28,405	738,530
Towers Watson & Co., Class A	1,200	59,016
Verisk Analytics, Inc., Class A*	19,491	545,943

		2,926,129

Road & Rail (0.3%)
Con-way, Inc.	828	$25,660
Hertz Global Holdings, Inc.*	31,200	330,408
J.B. Hunt Transport Services, Inc.	17,270	599,269
Kansas City Southern*	11,369	425,314
Landstar System, Inc.	9,466	365,577
Ryder System, Inc.	5,300	226,681
Union Pacific Corp.	11,974	979,473

		2,952,382

Trading Companies & Distributors (0.3%)
Fastenal Co.	25,104	1,335,282
GATX Corp.	2,360	69,195
MSC Industrial Direct Co., Class A	8,277	447,289
W.W. Grainger, Inc.	11,746	1,399,066
WESCO International, Inc.*	2,576	101,211

		3,352,043

Total Industrials		147,331,903

Information Technology (31.2%)
Communications Equipment (4.0%)
Ciena Corp.*	17,497	272,428
Cisco Systems, Inc.*	1,081,343	23,681,412
F5 Networks, Inc.*	15,240	1,582,064
Harris Corp.	24,539	1,086,832
JDS Uniphase Corp.*	40,787	505,351
Juniper Networks, Inc.*	99,609	3,023,133
Polycom, Inc.*	16,100	439,208
QUALCOMM, Inc.	310,639	14,016,032

		44,606,460

Computers & Peripherals (7.7%)
Apple, Inc.*	172,322	48,896,367
Dell, Inc.*	322,160	4,175,194
Diebold, Inc.	2,639	82,046
EMC Corp.*	389,152	7,903,677
Hewlett-Packard Co.	444,029	18,680,300
NCR Corp.*	30,312	413,153
NetApp, Inc.*	65,226	3,247,603
QLogic Corp.*	21,117	372,504
SanDisk Corp.*	43,562	1,596,547
Seagate Technology plc*	66,554	784,006
Western Digital Corp.*	9,905	281,203

		86,432,600

Electronic Equipment, Instruments & Components (0.7%)
Agilent Technologies, Inc.*	65,847	2,197,315
Amphenol Corp., Class A	32,832	1,608,111
Arrow Electronics, Inc.*	2,492	66,611
AVX Corp.	663	9,163
Corning, Inc.	36,853	673,673
Dolby Laboratories, Inc., Class A*	10,174	577,985
FLIR Systems, Inc.*	29,006	745,454
Ingram Micro, Inc., Class A*	1,700	28,662
Itron, Inc.*	7,071	432,957
Jabil Circuit, Inc.	24,018	346,100
National Instruments Corp.	10,947	357,529
Trimble Navigation Ltd.*	22,984	805,359

		7,848,919

Internet Software & Services (2.9%)
Akamai Technologies, Inc.*	34,423	1,727,346
eBay, Inc.*	82,676	2,017,295
Equinix, Inc.*	8,621	882,359
Google, Inc., Class A*	46,192	24,287,292
IAC/InterActiveCorp*	6,311	165,790
Monster Worldwide, Inc.*	11,841	153,459
VeriSign, Inc.*	34,541	1,096,331

See Notes to Portfolio of Investments.

EQ ADVISORS TRUST

EQ/LARGE CAP GROWTH INDEX PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

September 30, 2010 (Unaudited)

	Number of Shares	Value (Note 1)
VistaPrint N.V.*	8,300	$320,795
WebMD Health Corp.*	11,217	559,392
Yahoo!, Inc.*	110,604	1,567,259

		32,777,318

IT Services (6.0%)
Accenture plc, Class A	115,700	4,916,093
Alliance Data Systems Corp.*	10,140	661,736
Amdocs Ltd.*	10,858	311,190
Automatic Data Processing, Inc.	95,200	4,001,256
Broadridge Financial Solutions, Inc.	21,787	498,269
Cognizant Technology Solutions Corp., Class A*	56,707	3,655,900
DST Systems, Inc.	6,689	299,935
Fiserv, Inc.*	19,229	1,034,905
Gartner, Inc.*	13,800	406,272
Genpact Ltd.*	12,454	220,810
Global Payments, Inc.	15,456	662,908
Hewitt Associates, Inc., Class A*	17,680	891,602
International Business Machines Corp.	242,830	32,573,216
Lender Processing Services, Inc.	17,975	597,309
Mastercard, Inc., Class A	18,512	4,146,688
NeuStar, Inc., Class A*	14,150	351,769
Paychex, Inc.	61,080	1,679,089
SAIC, Inc.*	58,539	935,453
Teradata Corp.*	31,551	1,216,607
Visa, Inc., Class A	88,427	6,566,589
Western Union Co.	127,255	2,248,596

		67,876,192

Office Electronics (0.0%)
Zebra Technologies Corp., Class A* .	6,207	208,804

Semiconductors & Semiconductor Equipment (3.9%)
Advanced Micro Devices, Inc.*	43,523	309,449
Altera Corp.	57,056	1,720,809
Analog Devices, Inc.	56,399	1,769,801
Applied Materials, Inc.	254,300	2,970,224
Atheros Communications, Inc.*	13,200	347,820
Atmel Corp.*	78,000	620,880
Avago Technologies Ltd.*	20,000	450,200
Broadcom Corp., Class A	93,937	3,324,430
Cree, Inc.*	20,403	1,107,679
Cypress Semiconductor Corp.*	30,951	389,364
First Solar, Inc.*	10,566	1,556,900
Intel Corp.	720,634	13,857,792
Intersil Corp., Class A	7,979	93,274
KLA-Tencor Corp.	1,700	59,891
Lam Research Corp.*	23,898	1,000,131
Linear Technology Corp.	42,415	1,303,413
Marvell Technology Group Ltd.*	102,497	1,794,722
Maxim Integrated Products, Inc.	57,178	1,058,365
MEMC Electronic Materials, Inc.*	17,864	212,939
Microchip Technology, Inc.	34,817	1,094,995
National Semiconductor Corp.	40,912	522,446
Novellus Systems, Inc.*	16,047	426,529
NVIDIA Corp.*	108,251	1,264,372
ON Semiconductor Corp.*	81,337	586,440
PMC-Sierra, Inc.*	2,300	16,928
Rambus, Inc.*	19,864	413,966
Silicon Laboratories, Inc.*	8,693	318,598
Skyworks Solutions, Inc.*	33,400	690,712
SunPower Corp., Class A*	7,142	102,845
Teradyne, Inc.*	34,107	379,952
Texas Instruments, Inc.	104,831	2,845,113
Varian Semiconductor Equipment Associates, Inc.*	14,058	$404,589
Xilinx, Inc.	48,963	1,302,905

		44,318,473

Software (6.0%)
Activision Blizzard, Inc.	26,545	287,217
Adobe Systems, Inc.*	99,634	2,605,429
ANSYS, Inc.*	17,112	722,982
Autodesk, Inc.*	43,380	1,386,859
BMC Software, Inc.*	34,319	1,389,233
CA, Inc.	59,953	1,266,207
Cadence Design Systems, Inc.*	51,100	389,893
Citrix Systems, Inc.*	35,229	2,404,027
Compuware Corp.*	24,000	204,720
Electronic Arts, Inc.*	58,629	963,274
FactSet Research Systems, Inc.	8,869	719,542
Informatica Corp.*	17,400	668,334
Intuit, Inc.*	53,129	2,327,581
McAfee, Inc.*	29,546	1,396,344
MICROS Systems, Inc.*	15,214	644,009
Microsoft Corp.#	970,249	23,761,398
Nuance Communications, Inc.*	42,998	672,489
Oracle Corp.	721,331	19,367,737
Red Hat, Inc.*	35,751	1,465,791
Rovi Corp.*	19,293	972,560
Salesforce.com, Inc.*	21,696	2,425,613
Solera Holdings, Inc.	13,200	582,912
Symantec Corp.*	14,139	214,489
Synopsys, Inc.*	1,752	43,397
VMware, Inc., Class A*	13,966	1,186,272

		68,068,309

Total Information Technology		352,137,075

Materials (4.9%)
Chemicals (2.7%)
Air Products & Chemicals, Inc.	40,192	3,328,702
Airgas, Inc.	15,800	1,073,610
Albemarle Corp.	17,282	808,970
Ashland, Inc.	1,324	64,572
Celanese Corp.	29,592	949,903
CF Industries Holdings, Inc.	9,694	925,777
E.I. du Pont de Nemours & Co.	59,221	2,642,441
Eastman Chemical Co.	2,900	214,600
Ecolab, Inc.	44,168	2,241,084
FMC Corp.	9,429	645,038
International Flavors & Fragrances, Inc.	15,066	731,002
Lubrizol Corp.	12,905	1,367,543
Monsanto Co.	103,268	4,949,635
Mosaic Co.	29,970	1,761,037
Nalco Holding Co.	24,511	617,922
PPG Industries, Inc.	5,200	378,560
Praxair, Inc.	57,968	5,232,192
RPM International, Inc.	12,194	242,905
Scotts Miracle-Gro Co., Class A	8,693	449,689
Sherwin-Williams Co.	10,771	809,333
Sigma-Aldrich Corp.	21,224	1,281,505
Valspar Corp.	1,900	60,515

		30,776,535

Construction Materials (0.1%)
Eagle Materials, Inc.	8,244	195,383
Martin Marietta Materials, Inc.	8,636	664,713

		860,096

See Notes to Portfolio of Investments.

EQ ADVISORS TRUST

EQ/LARGE CAP GROWTH INDEX PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

September 30, 2010 (Unaudited)

	Number of Shares	Value (Note 1)
Containers & Packaging (0.2%)
Ball Corp.	3,662	$215,508
Crown Holdings, Inc.*	30,603	877,082
Owens-Illinois, Inc.*	9,603	269,460
Pactiv Corp.*	22,613	745,777
Temple-Inland, Inc.	3,700	69,042
		2,176,869
Metals & Mining (1.8%)
AK Steel Holding Corp.	3,100	42,811
Alcoa, Inc.	27,960	338,595
Allegheny Technologies, Inc.	18,700	868,615
Carpenter Technology Corp.	8,300	279,793
Cliffs Natural Resources, Inc.	25,679	1,641,402
Compass Minerals International, Inc.	6,219	476,500
Freeport-McMoRan Copper & Gold, Inc.	89,052	7,604,150
Newmont Mining Corp.	90,058	5,656,543
Nucor Corp.	25,600	977,920
Reliance Steel & Aluminum Co.	1,600	66,448
Royal Gold, Inc.	1,622	80,840
Schnitzer Steel Industries, Inc., Class A	853	41,183
Southern Copper Corp.	32,022	1,124,613
Titanium Metals Corp.*	16,100	321,356
United States Steel Corp.	5,100	223,584
Walter Energy, Inc.	7,999	650,239
		20,394,592
Paper & Forest Products (0.1%)
International Paper Co.	64,300	1,398,525
Total Materials		55,606,617
Telecommunication Services (0.9%)
Diversified Telecommunication Services (0.1%)
Frontier Communications Corp.	71,611	585,062
Level 3 Communications, Inc.*	121,000	113,413
tw telecom, Inc.*	28,657	532,161
Windstream Corp.	37,880	465,545
		1,696,181
Wireless Telecommunication Services (0.8%)
American Tower Corp., Class A*	76,420	3,917,289
Clearwire Corp., Class A*	21,900	177,171
Crown Castle International Corp.*	54,964	2,426,661
MetroPCS Communications, Inc.*	22,679	237,222
NII Holdings, Inc.*	24,989	1,027,048
SBA Communications Corp., Class A*	22,118	891,355

		8,676,746
Total Telecommunication Services		10,372,927
Utilities (0.1%)
Electric Utilities (0.1%)
ITC Holdings Corp.	8,333	518,729
Independent Power Producers & Energy Traders (0.0%)
Calpine Corp.*	30,729	382,576
Ormat Technologies, Inc.	1,835	53,527
		436,103
Total Utilities		954,832
Total Common Stocks (99.4%) (Cost $842,058,952)		1,121,014,590

	Principal Amount	Value (Note 1)
SHORT-TERM INVESTMENT:
Time Deposit (0.5%)
JPMorgan Chase Nassau
0.000%, 10/1/10
(Amortized Cost $6,047,723)	$6,047,723	$6,047,723
Total Investments (99.9%) (Cost/Amortized Cost $848,106,675)		1,127,062,313
Other Assets Less Liabilities (0.1%)		654,482
Net Assets (100%)		$1,127,716,795

*	Non-income producing.

#	All, or a portion of security held by broker as collateral for financial futures contracts, with a total collateral value of $14,791,960.

See Notes to Portfolio of Investments.

EQ ADVISORS TRUST

EQ/LARGE CAP GROWTH INDEX PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

September 30, 2010 (Unaudited)

At September 30, 2010, the Portfolio had the following futures contracts open: (Note 1)

	Number of Contracts	Expiration Date	Original Value	Value at 9/30/2010	Unrealized Appreciation/ (Depreciation)
Purchase
S&P 500 E-Mini Index	107	December-10	$6,006,168	$6,081,345	$75,177

The following is a summary of the inputs used to value the Portfolio’s assets and liabilities carried at fair value as of September 30, 2010:

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. For example, money market securities are valued using amortized cost, in accordance with rules under the Investment Company Act of 1940. Generally, amortized cost approximates the current fair value of a security, but since the value is not obtained from a quoted price in an active market, such securities are reflected as Level 2.

Various inputs are used in determining the value of the Portfolio’s investments. These inputs are summarized in the three broad levels listed below:

Investment Type	Level 1 Quoted prices in active markets for identical securities	Level 2 Significant other observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)	Level 3 Significant unobservable inputs (including the Portfolio’s own assumptions in determining the fair value of investments)	Total
Assets:
Common Stocks
Consumer Discretionary	$164,472,815	$—	$—	$164,472,815
Consumer Staples	112,936,380	—	—	112,936,380
Energy	111,642,416	—	—	111,642,416
Financials	51,967,883	—	—	51,967,883
Health Care	113,591,742	—	—	113,591,742
Industrials	147,331,903	—	—	147,331,903
Information Technology	352,137,075	—	—	352,137,075
Materials	55,606,617	—	—	55,606,617
Telecommunication Services	10,372,927	—	—	10,372,927
Utilities	954,832	—	—	954,832
Futures	75,177	—	—	75,177
Short-Term Investments	—	6,047,723	—	6,047,723
Total Assets	$1,121,089,767	$6,047,723	$—	$1,127,137,490
Total Liabilities	$—	$—	$—	$—
Total	$1,121,089,767	$6,047,723	$—	$1,127,137,490

Investment security transactions for the nine months ended September 30, 2010 were as follows:

Cost of Purchases:
Stocks and long-term corporate debt securities	$254,935,264
Net Proceeds of Sales and Redemptions:
Stocks and long-term corporate debt securities	$330,239,193

As of September 30, 2010, the gross unrealized appreciation (depreciation) of investments based on the aggregate cost of investments for Federal income tax purposes was as follows:

Aggregate gross unrealized appreciation	$282,619,683
Aggregate gross unrealized depreciation	(11,873,984)
Net unrealized appreciation	$270,745,699
Federal income tax cost of investments	$856,316,614

See Notes to Portfolio of Investments.

EQ ADVISORS TRUST

EQ/LARGE CAP GROWTH PLUS PORTFOLIO

PORTFOLIO OF INVESTMENTS

September 30, 2010 (Unaudited)

	Number of Shares	Value (Note 1)
COMMON STOCKS:
Consumer Discretionary (12.0%)
Auto Components (0.3%)
Autoliv, Inc.	3,745	$244,661
BorgWarner, Inc.*	14,001	736,733
Federal-Mogul Corp.*	627	11,857
Gentex Corp.	17,987	350,926
Goodyear Tire & Rubber Co.*	31,334	336,840
Johnson Controls, Inc.	81,827	2,495,723
Lear Corp.*	1,929	152,256
TRW Automotive Holdings Corp.*	6,855	284,894

		4,613,890

Automobiles (0.4%)
Ford Motor Co.*	430,192	5,265,550
Harley-Davidson, Inc.	30,371	863,751
Tesla Motors, Inc.*	1,387	28,101
Thor Industries, Inc.	4,321	144,321

		6,301,723

Distributors (0.0%)
LKQ Corp.*	18,422	383,178

Diversified Consumer Services (0.2%)
Apollo Group, Inc., Class A*	16,699	857,494
Career Education Corp.*	8,422	180,820
DeVry, Inc.	8,215	404,260
Education Management Corp.*	3,300	48,444
H&R Block, Inc.	16,439	212,885
Hillenbrand, Inc.	8,032	172,768
ITT Educational Services, Inc.*	4,502	316,356
Strayer Education, Inc.	1,795	313,228
Weight Watchers International, Inc.	4,285	133,649

		2,639,904

Hotels, Restaurants & Leisure (2.9%)
Bally Technologies, Inc.*	7,123	248,949
Brinker International, Inc.	11,521	217,286
Burger King Holdings, Inc.	11,828	282,453
Carnival Corp.	21,092	805,925
Chipotle Mexican Grill, Inc.*	4,064	699,008
Choice Hotels International, Inc.	253	9,224
Darden Restaurants, Inc.	18,098	774,233
International Game Technology	38,452	555,631
International Speedway Corp., Class A	1,345	32,818
Las Vegas Sands Corp.*	40,800	1,421,880
Marriott International, Inc., Class A	35,003	1,254,158
McDonald’s Corp.	367,826	27,406,715
MGM Resorts International*	5,676	64,025
Panera Bread Co., Class A*	3,947	349,744
Royal Caribbean Cruises Ltd.*	6,611	208,445
Starbucks Corp.	96,109	2,458,468
Starwood Hotels & Resorts Worldwide, Inc.	24,443	1,284,480
Wendy’s/Arby’s Group, Inc., Class A	16,283	73,762
WMS Industries, Inc.*	7,476	284,611
Wynn Resorts Ltd.	77,614	6,734,567
Yum! Brands, Inc.	60,272	2,776,128

		47,942,510

Household Durables (0.1%)
Fortune Brands, Inc.	2,377	117,020
Garmin Ltd.	882	26,769
Harman International
Industries, Inc.*	4,267	142,560
Leggett & Platt, Inc.	11,364	258,645
Mohawk Industries, Inc.*	867	$46,211
NVR, Inc.*	755	488,885
Tempur-Pedic International, Inc.*	9,338	289,478
Tupperware Brands Corp.	8,149	372,898
Whirlpool Corp.	4,147	335,741

		2,078,207

Internet & Catalog Retail (2.4%)
Amazon.com, Inc.*	154,574	24,277,392
Expedia, Inc.	10,895	307,348
Netflix, Inc.*	5,142	833,827
priceline.com, Inc.*	44,185	15,391,403

		40,809,970

Leisure Equipment & Products (0.1%)
Hasbro, Inc.	16,829	749,059
Mattel, Inc.	27,285	640,106

		1,389,165

Media (1.7%)
CBS Corp., Class B	10,437	165,531
DIRECTV, Class A*	260,877	10,860,310
Discovery Communications, Inc., Class A*	26,808	1,167,488
DreamWorks Animation SKG, Inc., Class A*	9,563	305,155
Interpublic Group of Cos., Inc.*	63,117	633,064
John Wiley & Sons, Inc., Class A	5,364	219,173
Lamar Advertising Co., Class A*	1,558	49,576
Madison Square Garden, Inc., Class A*	2,505	52,805
McGraw-Hill Cos., Inc.	28,567	944,425
Meredith Corp.	1,974	65,754
Morningstar, Inc.*	2,845	126,773
News Corp., Class A	61,608	804,601
Omnicom Group, Inc.	31,911	1,259,846
Regal Entertainment Group, Class A	2,395	31,422
Scripps Networks Interactive, Inc., Class A	11,553	549,692
Sirius XM Radio, Inc.*	501,208	601,450
Thomson Reuters Corp.	15,631	586,631
Time Warner, Inc.	30,285	928,235
Viacom, Inc., Class B	15,434	558,556
Walt Disney Co.	252,556	8,362,129

		28,272,616

Multiline Retail (1.1%)
Big Lots, Inc.*	9,748	324,121
Dollar General Corp.*	9,012	263,601
Dollar Tree, Inc.*	16,407	800,005
Family Dollar Stores, Inc.	17,422	769,356
J.C. Penney Co., Inc.	9,906	269,245
Kohl’s Corp.*	29,301	1,543,577
Macy’s, Inc.	5,390	124,455
Nordstrom, Inc.	265,251	9,867,337
Target Corp.	94,997	5,076,640

		19,038,337

Specialty Retail (1.7%)
Aaron’s, Inc.	5,232	96,530
Abercrombie & Fitch Co., Class A	8,692	341,769
Advance Auto Parts, Inc.	11,332	664,962
Aeropostale, Inc.*	12,054	280,256
American Eagle Outfitters, Inc.	6,665	99,708
AutoNation, Inc.*	2,886	67,100
AutoZone, Inc.*	3,399	778,065
Bed Bath & Beyond, Inc.*	33,893	1,471,295
Best Buy Co., Inc.	44,511	1,817,384

See Notes to Portfolio of Investments.

EQ ADVISORS TRUST

EQ/LARGE CAP GROWTH PLUS PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

September 30, 2010 (Unaudited)

	Number of Shares	Value (Note 1)
CarMax, Inc.*	28,848	$803,705
Chico’s FAS, Inc.	23,052	242,507
Dick’s Sporting Goods, Inc.*	11,540	323,582
Gap, Inc.	48,893	911,366
Guess?, Inc.	8,429	342,470
Home Depot, Inc.	218,427	6,919,767
J. Crew Group, Inc.*	7,114	239,173
Limited Brands, Inc.	34,459	922,812
Lowe’s Cos., Inc.	141,835	3,161,502
Office Depot, Inc.*	4,429	20,373
O’Reilly Automotive, Inc.*	17,816	947,811
PetSmart, Inc.	15,262	534,170
Ross Stores, Inc.	15,784	862,122
Staples, Inc.	94,153	1,969,681
Tiffany & Co.	16,302	766,031
TJX Cos., Inc.	52,624	2,348,609
Tractor Supply Co.	9,376	371,852
Urban Outfitters, Inc.*	15,729	494,520
Williams-Sonoma, Inc.	12,418	393,651

		28,192,773

Textiles, Apparel & Luxury Goods (1.1%)
Coach, Inc.	39,354	1,690,648
Fossil, Inc.*	6,788	365,126
Hanesbrands, Inc.*	12,328	318,802
NIKE, Inc., Class B	181,447	14,541,163
Phillips-Van Heusen Corp.	7,287	438,386
Polo Ralph Lauren Corp.	7,194	646,453

		18,000,578

Total Consumer Discretionary		199,662,851

Consumer Staples (5.2%)
Beverages (1.3%)
Brown-Forman Corp., Class B	10,286	634,029
Coca-Cola Co.	202,687	11,861,243
Coca-Cola Enterprises, Inc.	25,204	781,324
Dr. Pepper Snapple Group, Inc.	9,698	344,473
Hansen Natural Corp.*	7,215	336,363
PepsiCo, Inc.	119,615	7,947,221

		21,904,653

Food & Staples Retailing (1.2%)
BJ’s Wholesale Club, Inc.*	671	27,847
Costco Wholesale Corp.	56,931	3,671,480
CVS Caremark Corp.	19,483	613,130
Kroger Co.	4,738	102,625
Sysco Corp.	76,308	2,176,304
Walgreen Co.	114,974	3,851,629
Wal-Mart Stores, Inc.	158,986	8,508,931
Whole Foods Market, Inc.*	18,046	669,687

		19,621,633

Food Products (1.0%)
Campbell Soup Co.	14,219	508,329
ConAgra Foods, Inc.	5,804	127,340
Flowers Foods, Inc.	3,666	91,063
General Mills, Inc.	50,928	1,860,909
Green Mountain Coffee Roasters, Inc.*	14,256	444,645
H.J. Heinz Co.	16,723	792,169
Hershey Co.	11,588	551,473
Kellogg Co.	29,717	1,501,006
McCormick & Co., Inc. (Non-Voting)	8,526	358,433
Mead Johnson Nutrition Co.	188,639	10,735,445
Sara Lee Corp.	60,817	816,772

		17,787,584

Household Products (0.6%)
Church & Dwight Co., Inc.	9,142	$593,681
Clorox Co.	17,114	1,142,531
Colgate-Palmolive Co.	52,952	4,069,891
Kimberly-Clark Corp.	42,291	2,751,030
Procter & Gamble Co.	22,288	1,336,611

		9,893,744

Personal Products (0.2%)
Alberto-Culver Co.	2,460	92,619
Avon Products, Inc.	55,258	1,774,334
Estee Lauder Cos., Inc., Class A	14,222	899,257
Herbalife Ltd.	7,760	468,316

		3,234,526

Tobacco (0.9%)
Altria Group, Inc.	156,610	3,761,772
Philip Morris International, Inc.	201,133	11,267,471

		15,029,243

Total Consumer Staples		87,471,383

Energy (5.6%)
Energy Equipment & Services (1.1%)
Atwood Oceanics, Inc.*	1,461	44,487
Baker Hughes, Inc.	15,164	645,986
Cameron International Corp.*	17,985	772,636
Core Laboratories N.V.	5,760	507,110
Diamond Offshore Drilling, Inc.	2,881	195,245
Dresser-Rand Group, Inc.*	9,611	354,550
Exterran Holdings, Inc.*	836	18,986
FMC Technologies, Inc.*	15,683	1,070,992
Halliburton Co.	117,238	3,877,061
McDermott International, Inc.*	23,550	348,069
Nabors Industries Ltd.*	14,679	265,103
Oil States International, Inc.*	407	18,946
Pride International, Inc.*	8,968	263,928
Rowan Cos., Inc.*	2,000	60,720
Schlumberger Ltd.	153,862	9,479,438
Superior Energy Services, Inc.*	729	19,457
Weatherford International Ltd.*	38,482	658,042

		18,600,756

Oil, Gas & Consumable Fuels (4.5%)
Alpha Natural Resources, Inc.*	2,075	85,386
Anadarko Petroleum Corp.	174,687	9,965,893
Arch Coal, Inc.	14,817	395,762
Atlas Energy, Inc.*	7,385	211,506
Chevron Corp.	13,732	1,112,979
Cimarex Energy Co.	10,820	716,068
Concho Resources, Inc.*	11,809	781,401
ConocoPhillips	73,528	4,222,713
Consol Energy, Inc.	13,362	493,859
Continental Resources, Inc.*	3,599	166,850
El Paso Corp.	16,697	206,709
EOG Resources, Inc.	102,063	9,488,797
EQT Corp.	17,876	644,609
EXCO Resources, Inc.	18,935	281,563
Exxon Mobil Corp.	604,329	37,341,489
Forest Oil Corp.*	9,326	276,982
Frontline Ltd.	5,472	155,569
Holly Corp.	3,886	111,722
Marathon Oil Corp.	24,436	808,832
Mariner Energy, Inc.*	956	23,164
Murphy Oil Corp.	2,914	180,435
Occidental Petroleum Corp.	21,267	1,665,206
Petrohawk Energy Corp.*	27,669	446,578
Quicksilver Resources, Inc.*	938	11,819

See Notes to Portfolio of Investments.

EQ ADVISORS TRUST

EQ/LARGE CAP GROWTH PLUS PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

September 30, 2010 (Unaudited)

	Number of Shares	Value (Note 1)
Range Resources Corp.	20,564	$784,105
SandRidge Energy, Inc.*	27,204	154,519
SM Energy Co.	5,508	206,330
Southwestern Energy Co.*	44,654	1,493,230
Ultra Petroleum Corp.*	19,632	824,151
Whiting Petroleum Corp.*	571	54,536
Williams Cos., Inc.	31,051	593,385

		73,906,147

Total Energy		92,506,903

Financials (5.0%)
Capital Markets (1.4%)
Affiliated Managers Group, Inc.*	6,592	514,242
Ameriprise Financial, Inc.	6,676	315,975
BlackRock, Inc.	1,522	259,120
Charles Schwab Corp.	127,626	1,774,001
Eaton Vance Corp.	15,217	441,902
Federated Investors, Inc., Class B	7,814	177,847
Franklin Resources, Inc.	19,178	2,050,128
GLG Partners, Inc.*	15,272	68,724
Goldman Sachs Group, Inc.	80,600	11,653,148
Greenhill & Co., Inc.	3,799	301,337
Invesco Ltd.	18,312	388,764
Janus Capital Group, Inc.	2,150	23,542
Lazard Ltd., Class A	11,864	416,189
Morgan Stanley	57,337	1,415,077
Northern Trust Corp.	12,446	600,395
SEI Investments Co.	19,299	392,542
T. Rowe Price Group, Inc.	33,480	1,676,176
TD Ameritrade Holding Corp.*	30,078	485,760
Waddell & Reed Financial, Inc., Class A	11,144	304,900

		23,259,769

Commercial Banks (1.9%)
Bank of Hawaii Corp.	1,989	89,346
ICICI Bank Ltd. (ADR)	109,211	5,444,168
PNC Financial Services Group, Inc.	93,156	4,835,728
U.S. Bancorp	507,190	10,965,448
Wells Fargo & Co.	432,007	10,856,336

		32,191,026

Consumer Finance (0.4%)
American Express Co.	135,273	5,685,524
Green Dot Corp., Class A*	505	24,483

		5,710,007

Diversified Financial Services (0.4%)
CBOE Holdings, Inc.	722	14,469
Interactive Brokers Group, Inc., Class A*	1,358	23,371
IntercontinentalExchange, Inc.*	9,538	998,819
JPMorgan Chase & Co.	92,122	3,507,085
Moody’s Corp.	26,474	661,320
MSCI, Inc., Class A*	14,227	472,479
NASDAQ OMX Group, Inc.*	1,707	33,167
NYSE Euronext	7,270	207,704

		5,918,414

Insurance (0.4%)
ACE Ltd.	6,640	386,780
Aflac, Inc.	57,237	2,959,725
Arch Capital Group Ltd.*	391	32,766
Arthur J. Gallagher & Co.	3,357	88,524
Axis Capital Holdings Ltd.	4,643	152,940
Brown & Brown, Inc.	7,776	156,997
Endurance Specialty Holdings Ltd.	637	25,353
Erie Indemnity Co., Class A	2,661	$149,176
Genworth Financial, Inc., Class A*	11,666	142,559
Hartford Financial Services Group, Inc.	4,812	110,435
Marsh & McLennan Cos., Inc.	64,369	1,552,580
MetLife, Inc.	26,284	1,010,620
Travelers Cos., Inc.	7,030	366,263
Validus Holdings Ltd.	1,172	30,894

		7,165,612

Real Estate Investment Trusts (REITs) (0.4%)
AMB Property Corp. (REIT)	2,017	53,390
Apartment Investment & Management Co. (REIT), Class A	7,430	158,853
Digital Realty Trust, Inc. (REIT)	10,620	655,254
Equity Residential (REIT)	2,336	111,124
Essex Property Trust, Inc. (REIT)	1,510	165,254
Federal Realty Investment Trust (REIT)	4,733	386,497
General Growth Properties, Inc. (REIT)	26,082	406,879
Plum Creek Timber Co., Inc. (REIT)	8,934	315,370
ProLogis (REIT)	3,811	44,894
Public Storage (REIT)	16,412	1,592,621
Rayonier, Inc. (REIT)	3,070	153,868
Simon Property Group, Inc. (REIT)	26,129	2,423,203
UDR, Inc. (REIT)	1,856	39,199
Ventas, Inc. (REIT)	5,503	283,790
Vornado Realty Trust (REIT)	1,875	160,369

		6,950,565

Real Estate Management & Development (0.1%)
CB Richard Ellis Group, Inc., Class A*	36,934	675,153
Jones Lang LaSalle, Inc.	5,422	467,756
St. Joe Co.*	10,733	266,930

		1,409,839

Thrifts & Mortgage Finance (0.0%)
Capitol Federal Financial	176	4,347
Hudson City Bancorp, Inc.	5,113	62,685

		67,032

Total Financials		82,672,264

Health Care (6.1%)
Biotechnology (0.8%)
Abraxis Bioscience, Inc.*	353	27,301
Alexion Pharmaceuticals, Inc.*	11,555	743,680
Amylin Pharmaceuticals, Inc.*	18,523	386,205
BioMarin Pharmaceutical, Inc.*	13,106	292,919
Celgene Corp.*	59,446	3,424,684
Dendreon Corp.*	18,573	764,836
Genzyme Corp.*	26,195	1,854,344
Gilead Sciences, Inc.*	108,182	3,852,361
Human Genome Sciences, Inc.*	24,166	719,905
Myriad Genetics, Inc.*	12,609	206,914
Regeneron Pharmaceuticals, Inc.*	8,368	229,283
Talecris Biotherapeutics Holdings Corp.*	6,606	151,145
United Therapeutics Corp.*	6,390	357,904
Vertex Pharmaceuticals, Inc.*	26,081	901,620

		13,913,101

Health Care Equipment & Supplies (2.2%)
Alcon, Inc.	8,946	1,492,103
Alere, Inc.*	3,164	97,863
Baxter International, Inc.	64,087	3,057,591

See Notes to Portfolio of Investments.

EQ ADVISORS TRUST

EQ/LARGE CAP GROWTH PLUS PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

September 30, 2010 (Unaudited)

	Number of Shares	Value (Note 1)
Becton, Dickinson and Co.	30,097	$2,230,188
C.R. Bard, Inc.	12,266	998,820
CareFusion Corp.*	5,082	126,237
Cooper Cos., Inc.	1,119	51,720
Covidien plc	64,659	2,598,645
DENTSPLY International, Inc.	18,783	600,492
Edwards Lifesciences Corp.*	14,615	979,936
Gen-Probe, Inc.*	6,398	310,047
Hill-Rom Holdings, Inc.	6,863	246,313
Hospira, Inc.*	21,397	1,219,843
IDEXX Laboratories, Inc.*	7,436	458,950
Intuitive Surgical, Inc.*	44,626	12,662,181
Kinetic Concepts, Inc.*	708	25,899
Medtronic, Inc.	109,264	3,669,085
ResMed, Inc.*	19,560	641,764
St. Jude Medical, Inc.*	42,150	1,658,181
Stryker Corp.	40,628	2,033,431
Teleflex, Inc.	802	45,538
Thoratec Corp.*	7,395	273,467
Varian Medical Systems, Inc.*	15,934	964,007

		36,442,301

Health Care Providers & Services (0.9%)
AmerisourceBergen Corp.	36,443	1,117,342
Brookdale Senior Living, Inc.*	1,512	24,661
Cardinal Health, Inc.	16,066	530,821
Community Health Systems, Inc.*	8,481	262,656
DaVita, Inc.*	13,401	925,071
Emdeon, Inc., Class A*	3,115	37,941
Emergency Medical Services Corp., Class A*	3,829	203,894
Express Scripts, Inc.*	70,699	3,443,041
Health Management Associates, Inc., Class A*	32,290	247,341
Henry Schein, Inc.*	11,786	690,424
Laboratory Corp. of America Holdings*	13,461	1,055,746
Lincare Holdings, Inc.	12,819	321,629
McKesson Corp.	15,122	934,237
Medco Health Solutions, Inc.*	55,921	2,911,247
MEDNAX, Inc.*	5,730	305,409
Omnicare, Inc.	1,517	36,226
Patterson Cos., Inc.	13,172	377,378
Quest Diagnostics, Inc.	16,642	839,922
Tenet Healthcare Corp.*	45,080	212,778
Universal Health Services, Inc., Class B	775	30,116
VCA Antech, Inc.*	11,086	233,804

		14,741,684

Health Care Technology (0.1%)
Allscripts Healthcare Solutions, Inc.*	14,978	276,644
Cerner Corp.*	8,876	745,495
SXC Health Solutions Corp.*	7,898	288,040

		1,310,179

Life Sciences Tools & Services (0.2%)
Charles River Laboratories International, Inc.*	2,030	67,295
Covance, Inc.*	8,341	390,275
Illumina, Inc.*	15,775	776,130
Life Technologies Corp.*	16,676	778,602
Mettler-Toledo International, Inc.*	4,339	539,945
PerkinElmer, Inc.	6,914	159,990
Pharmaceutical Product Development, Inc.	13,606	337,293
Techne Corp.	4,808	$296,798
Waters Corp.*	11,988	848,511

		4,194,839

Pharmaceuticals (1.9%)
Abbott Laboratories, Inc.	179,593	9,381,938
Allergan, Inc.	39,223	2,609,506
Eli Lilly and Co.	30,173	1,102,220
Johnson & Johnson	53,364	3,306,434
Merck & Co., Inc.	362,746	13,352,680
Mylan, Inc.*	33,544	630,963
Perrigo Co.	10,419	669,108
Warner Chilcott plc, Class A	11,612	260,573

		31,313,422

Total Health Care		101,915,526

Industrials (10.2%)
Aerospace & Defense (2.8%)
Alliant Techsystems, Inc.*	4,021	303,183
Boeing Co.	79,307	5,277,088
General Dynamics Corp.	164,609	10,339,091
Goodrich Corp.	167,385	12,341,296
Honeywell International, Inc.	98,831	4,342,634
Lockheed Martin Corp.	31,299	2,230,993
Precision Castparts Corp.	18,393	2,342,349
Rockwell Collins, Inc.	10,678	621,993
Spirit AeroSystems Holdings, Inc., Class A*	2,064	41,135
TransDigm Group, Inc.	6,352	394,142
United Technologies Corp.	110,009	7,835,941

		46,069,845

Air Freight & Logistics (1.0%)
C.H. Robinson Worldwide, Inc.	21,397	1,496,078
Expeditors International of Washington, Inc.	27,459	1,269,430
FedEx Corp.	91,739	7,843,684
United Parcel Service, Inc., Class B	92,117	6,143,283
UTi Worldwide, Inc.	10,974	176,462

		16,928,937

Airlines (0.1%)
AMR Corp.*	13,853	86,858
Continental Airlines, Inc., Class B*	18,012	447,418
Copa Holdings S.A., Class A	2,521	135,907
Delta Air Lines, Inc.*	102,236	1,190,027
Southwest Airlines Co.	12,766	166,852
UAL Corp.*	16,258	384,177

		2,411,239

Building Products (0.0%)
Armstrong World Industries, Inc.*	213	8,842
Lennox International, Inc.	6,059	252,600
Masco Corp.	13,875	152,764
Owens Corning, Inc.*	8,191	209,935
USG Corp.*	3,559	46,943

		671,084

Commercial Services & Supplies (0.2%)
Avery Dennison Corp.	810	30,067
Copart, Inc.*	9,316	307,149
Corrections Corp. of America*	2,447	60,392
Covanta Holding Corp.	968	15,246
Iron Mountain, Inc.	23,572	526,598
KAR Auction Services, Inc.*	326	4,111
Pitney Bowes, Inc.	19,140	409,213
R.R. Donnelley & Sons Co.	1,406	23,846
Republic Services, Inc.	12,515	381,582

See Notes to Portfolio of Investments.

EQ ADVISORS TRUST

EQ/LARGE CAP GROWTH PLUS PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

September 30, 2010 (Unaudited)

	Number of Shares	Value (Note 1)
Stericycle, Inc.*	10,915	$758,374
Waste Connections, Inc.*	7,919	314,068

		2,830,646

Construction & Engineering (0.1%)
Aecom Technology Corp.*	4,030	97,768
Chicago Bridge & Iron Co. N.V. (N.Y. Shares)*	5,278	129,047
Fluor Corp.	1,382	68,450
Jacobs Engineering Group, Inc.*	9,739	376,899
KBR, Inc.	1,201	29,593
Shaw Group, Inc.*	6,264	210,220

		911,977

Electrical Equipment (0.6%)
AMETEK, Inc.	13,717	655,261
Babcock & Wilcox Co.*	11,775	250,572
Cooper Industries plc	21,609	1,057,328
Emerson Electric Co.	97,151	5,115,972
General Cable Corp.*	2,405	65,223
Hubbell, Inc., Class B	3,112	157,934
Regal-Beloit Corp.	4,162	244,268
Rockwell Automation, Inc.	18,393	1,135,400
Roper Industries, Inc.	12,121	790,047
Thomas & Betts Corp.*	1,183	48,527

		9,520,532

Industrial Conglomerates (0.8%)
3M Co.	92,037	7,980,528
Carlisle Cos., Inc.	556	16,652
General Electric Co.	319,506	5,191,973
Textron, Inc.	18,156	373,287
Tyco International Ltd.	9,550	350,772

		13,913,212

Machinery (3.1%)
Bucyrus International, Inc.	9,696	672,418
Caterpillar, Inc.	81,031	6,375,519
CNH Global N.V.*	566	20,738
Cummins, Inc.	87,399	7,916,601
Danaher Corp.	63,518	2,579,466
Deere & Co.	51,732	3,609,859
Donaldson Co., Inc.	9,944	468,661
Dover Corp.	15,224	794,845
Eaton Corp.	205,479	16,949,963
Flowserve Corp.	6,146	672,495
Gardner Denver, Inc.	6,389	342,961
Graco, Inc.	7,817	248,033
Harsco Corp.	776	19,074
IDEX Corp.	8,654	307,304
Illinois Tool Works, Inc.	56,844	2,672,805
Joy Global, Inc.	13,278	933,709
Kennametal, Inc.	7,886	243,914
Lincoln Electric Holdings, Inc.	5,493	317,605
Manitowoc Co., Inc.	16,935	205,083
Navistar International Corp.*	9,175	400,397
Oshkosh Corp.*	11,579	318,422
PACCAR, Inc.	47,069	2,266,372
Pall Corp.	15,079	627,890
Parker Hannifin Corp.	5,878	411,813
Pentair, Inc.	6,617	222,530
SPX Corp.	1,248	78,973
Timken Co.	8,219	315,281
Toro Co.	4,040	227,169
Valmont Industries, Inc.	2,858	206,919
WABCO Holdings, Inc.*	8,421	353,177
Wabtec Corp.	964	$46,070

		50,826,066

Marine (0.0%)
Kirby Corp.*	451	18,067

Professional Services (0.1%)
Dun & Bradstreet Corp.	6,499	481,836
FTI Consulting, Inc.*	4,888	169,565
IHS, Inc., Class A*	6,247	424,796
Robert Half International, Inc.	19,350	503,100
Towers Watson & Co., Class A	838	41,213
Verisk Analytics, Inc., Class A*	13,326	373,261

		1,993,771

Road & Rail (1.3%)
Con-way, Inc.	553	17,138
Hertz Global Holdings, Inc.*	21,316	225,737
J.B. Hunt Transport Services, Inc.	11,758	408,003
Kansas City Southern*	7,786	291,274
Landstar System, Inc.	6,468	249,794
Ryder System, Inc.	3,616	154,656
Union Pacific Corp.	247,398	20,237,156

		21,583,758

Trading Companies & Distributors (0.1%)
Fastenal Co.	17,076	908,272
GATX Corp.	1,602	46,971
MSC Industrial Direct Co., Class A	5,632	304,353
W.W. Grainger, Inc.	7,983	950,855
WESCO International, Inc.*	1,772	69,622

		2,280,073

Total Industrials		169,959,207

Information Technology (18.3%)
Communications Equipment (2.4%)
Ciena Corp.*	11,940	185,906
Cisco Systems, Inc.*	1,169,185	25,605,151
F5 Networks, Inc.*	10,338	1,073,188
Harris Corp.	16,747	741,725
JDS Uniphase Corp.*	27,836	344,888
Juniper Networks, Inc.*	67,865	2,059,703
Polycom, Inc.*	10,991	299,834
QUALCOMM, Inc.	211,593	9,547,076

		39,857,471

Computers & Peripherals (5.2%)
Apple, Inc.*	213,304	60,525,010
Dell, Inc.*	219,487	2,844,552
Diebold, Inc.	1,826	56,770
EMC Corp.*	265,156	5,385,318
Hewlett-Packard Co.	302,498	12,726,091
NCR Corp.*	20,677	281,828
NetApp, Inc.*	44,570	2,219,140
QLogic Corp.*	14,411	254,210
SanDisk Corp.*	29,665	1,087,222
Seagate Technology plc*	45,391	534,706
Western Digital Corp.*	6,768	192,144

		86,106,991

Electronic Equipment, Instruments & Components (0.3%)
Agilent Technologies, Inc.*	45,061	1,503,686
Amphenol Corp., Class A	22,385	1,096,417
Arrow Electronics, Inc.*	1,720	45,976
AVX Corp.	467	6,454
Corning, Inc.	25,162	459,961
Dolby Laboratories, Inc., Class A*	6,906	392,330
FLIR Systems, Inc.*	19,777	508,269

See Notes to Portfolio of Investments.

EQ ADVISORS TRUST

EQ/LARGE CAP GROWTH PLUS PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

September 30, 2010 (Unaudited)

	Number of Shares	Value (Note 1)
Ingram Micro, Inc., Class A*	1,237	$20,856
Itron, Inc.*	4,823	295,312
Jabil Circuit, Inc.	16,418	236,583
National Instruments Corp.	7,458	243,578
Trimble Navigation Ltd.*	15,645	548,201

		5,357,623

Internet Software & Services (2.4%)
Akamai Technologies, Inc.*	23,427	1,175,567
Baidu, Inc. (ADR)*	180,905	18,564,471
eBay, Inc.*	56,375	1,375,550
Equinix, Inc.*	5,871	600,897
Google, Inc., Class A*	31,428	16,524,528
IAC/InterActiveCorp*	4,586	120,474
Monster Worldwide, Inc.*	8,385	108,670
VeriSign, Inc.*	23,538	747,096
VistaPrint N.V.*	5,642	218,063
WebMD Health Corp.*	7,659	381,954
Yahoo!, Inc.*	75,391	1,068,291

		40,885,561

IT Services (2.8%)
Accenture plc, Class A	78,852	3,350,422
Alliance Data Systems Corp.*	6,920	451,599
Amdocs Ltd.*	7,455	213,660
Automatic Data Processing, Inc.	64,880	2,726,906
Broadridge Financial Solutions, Inc.	14,896	340,672
Cognizant Technology Solutions Corp., Class A*	38,622	2,489,960
DST Systems, Inc.	4,572	205,008
Fiserv, Inc.*	13,129	706,603
Gartner, Inc.*	9,429	277,590
Genpact Ltd.*	8,492	150,563
Global Payments, Inc.	10,526	451,460
Hewitt Associates, Inc., Class A*	12,076	608,993
International Business Machines Corp.	165,486	22,198,292
Lender Processing Services, Inc.	12,229	406,370
Mastercard, Inc., Class A	12,554	2,812,096
NeuStar, Inc., Class A*	9,668	240,346
Paychex, Inc.	41,629	1,144,381
SAIC, Inc.*	39,902	637,634
Teradata Corp.*	21,528	830,120
Visa, Inc., Class A	60,227	4,472,457
Western Union Co.	86,697	1,531,936

		46,247,068

Office Electronics (0.0%)
Zebra Technologies Corp., Class A*	4,257	143,205

Semiconductors & Semiconductor Equipment (1.8%)
Advanced Micro Devices, Inc.*	29,666	210,925
Altera Corp.	38,911	1,173,556
Analog Devices, Inc.	38,435	1,206,090
Applied Materials, Inc.	173,270	2,023,794
Atheros Communications, Inc.*	9,019	237,651
Atmel Corp.*	53,185	423,353
Avago Technologies Ltd.*	13,692	308,207
Broadcom Corp., Class A	64,014	2,265,455
Cree, Inc.*	13,865	752,731
Cypress Semiconductor Corp.*	21,147	266,029
First Solar, Inc.*	7,151	1,053,700
Intel Corp.	490,914	9,440,276
Intersil Corp., Class A	5,694	66,563
KLA-Tencor Corp.	1,206	42,487
Lam Research Corp.*	16,320	682,992
Linear Technology Corp.	28,912	$888,466
Marvell Technology Group Ltd.*	69,832	1,222,758
Maxim Integrated Products, Inc.	39,000	721,890
MEMC Electronic Materials, Inc.*	12,227	145,746
Microchip Technology, Inc.	23,765	747,409
National Semiconductor Corp.	28,139	359,335
Novellus Systems, Inc.*	10,989	292,088
NVIDIA Corp.*	73,808	862,077
ON Semiconductor Corp.*	55,418	399,564
PMC-Sierra, Inc.*	1,567	11,533
Rambus, Inc.*	13,534	282,049
Silicon Laboratories, Inc.*	5,934	217,481
Skyworks Solutions, Inc.*	22,804	471,587
SunPower Corp., Class A*	4,910	70,704
Teradyne, Inc.*	23,249	258,994
Texas Instruments, Inc.	71,416	1,938,230
Varian Semiconductor Equipment Associates, Inc.*	9,620	276,864
Xilinx, Inc.	33,389	888,481

		30,209,065

Software (3.4%)
Activision Blizzard, Inc.	18,126	196,123
Adobe Systems, Inc.*	67,902	1,775,637
ANSYS, Inc.*	11,673	493,184
Autodesk, Inc.*	29,573	945,449
BMC Software, Inc.*	23,413	947,758
CA, Inc.	40,848	862,710
Cadence Design Systems, Inc.*	34,854	265,936
Citrix Systems, Inc.*	23,960	1,635,030
Compuware Corp.*	16,399	139,883
Electronic Arts, Inc.*	39,970	656,707
FactSet Research Systems, Inc.	6,082	493,433
Informatica Corp.*	11,846	455,005
Intuit, Inc.*	36,181	1,585,090
McAfee, Inc.*	20,125	951,108
MICROS Systems, Inc.*	10,356	438,370
Microsoft Corp.	661,395	16,197,564
Nuance Communications, Inc.*	29,338	458,846
Oracle Corp.	646,958	17,370,822
Red Hat, Inc.*	24,331	997,571
Rovi Corp.*	13,164	663,597
Salesforce.com, Inc.*	62,369	6,972,854
Solera Holdings, Inc.	9,028	398,677
Symantec Corp.*	9,682	146,876
Synopsys, Inc.*	1,195	29,600
VMware, Inc., Class A*	9,479	805,146

		55,882,976

Total Information Technology		304,689,960

Materials (6.1%)
Chemicals (4.2%)
Air Products & Chemicals, Inc.	27,392	2,268,605
Airgas, Inc.	10,767	731,618
Albemarle Corp.	11,789	551,843
Ashland, Inc.	901	43,942
Celanese Corp.	20,207	648,645
CF Industries Holdings, Inc.	6,607	630,969
Dow Chemical Co.	893,795	24,543,611
E.I. du Pont de Nemours & Co.	40,321	1,799,123
Eastman Chemical Co.	1,932	142,968
Ecolab, Inc.	30,102	1,527,375
FMC Corp.	6,413	438,713
International Flavors & Fragrances, Inc.	10,257	497,670

See Notes to Portfolio of Investments.

EQ ADVISORS TRUST

EQ/LARGE CAP GROWTH PLUS PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

September 30, 2010 (Unaudited)

	Number of Shares	Value (Note 1)
Lubrizol Corp.	8,799	$932,430
Monsanto Co.	323,718	15,515,804
Mosaic Co.	20,394	1,198,351
Nalco Holding Co.	16,710	421,259
PPG Industries, Inc.	3,518	256,110
Praxair, Inc.	172,874	15,603,607
RPM International, Inc.	8,358	166,491
Scotts Miracle-Gro Co., Class A	5,924	306,449
Sherwin-Williams Co.	7,335	551,152
Sigma-Aldrich Corp.	14,451	872,551
Valspar Corp.	1,293	41,182

		69,690,468

Construction Materials (0.0%)
Eagle Materials, Inc.	5,654	134,000
Martin Marietta Materials, Inc.	5,861	451,121

		585,121

Containers & Packaging (0.1%)
Ball Corp.	2,500	147,125
Crown Holdings, Inc.*	20,894	598,822
Owens-Illinois, Inc.*	6,573	184,439
Pactiv Corp.*	15,393	507,661
Temple-Inland, Inc.	2,567	47,900

		1,485,947

Metals & Mining (1.7%)
AK Steel Holding Corp.	2,112	29,167
Alcoa, Inc.	19,091	231,192
Allegheny Technologies, Inc.	12,711	590,426
BHP Billiton plc (ADR)	222,889	14,247,065
Carpenter Technology Corp.	5,673	191,237
Cliffs Natural Resources, Inc.	17,469	1,116,618
Compass Minerals International, Inc.	4,221	323,413
Freeport-McMoRan Copper & Gold, Inc.	60,608	5,175,317
Newmont Mining Corp.	61,363	3,854,210
Nucor Corp.	17,438	666,131
Reliance Steel & Aluminum Co.	1,081	44,894
Royal Gold, Inc.	1,077	53,678
Schnitzer Steel Industries, Inc., Class A	572	27,616
Southern Copper Corp.	21,819	766,283
Titanium Metals Corp.*	11,024	220,039
United States Steel Corp.	3,477	152,432
Walter Energy, Inc.	5,440	442,218

		28,131,936

Paper & Forest Products (0.1%)
International Paper Co.	43,814	952,955

Total Materials		100,846,427

Telecommunication Services (0.4%)
Diversified Telecommunication Services (0.1%)
Frontier Communications Corp.	48,830	398,941
Level 3 Communications, Inc.*	82,467	77,296
tw telecom, Inc.*	19,568	363,378
Windstream Corp.	25,865	317,881

		1,157,496

Wireless Telecommunication Services (0.3%)
American Tower Corp., Class A*	52,095	2,670,390
Clearwire Corp., Class A*	14,950	120,945
Crown Castle International Corp.*	37,464	1,654,036
MetroPCS Communications, Inc.*	15,498	162,109
NII Holdings, Inc.*	17,047	700,632
SBA Communications Corp., Class A*	15,093	$608,248

		5,916,360

Total Telecommunication Services		7,073,856

Utilities (0.0%)
Electric Utilities (0.0%)
ITC Holdings Corp.	5,684	353,829

Independent Power Producers & Energy Traders (0.0%)
Calpine Corp.*	20,938	260,678
Ormat Technologies, Inc.	1,291	37,659

		298,337

Total Utilities		652,166

Total Common Stocks (68.9%) (Cost $912,022,506)		1,147,450,543

INVESTMENT COMPANIES:
Exchange Traded Funds (ETFs)(9.1%)
iShares Morningstar Large Core Index Fund	25,823	1,660,419
iShares Morningstar Large Growth Index Fund	692,165	40,588,556
iShares Morningstar Large Value Index Fund	175,668	9,614,310
iShares NYSE 100 Index Fund	11,194	614,734
iShares Russell 1000 Growth Index Fund	593,618	30,494,157
iShares Russell 1000 Index Fund	42,225	2,666,509
iShares Russell 1000 Value Index Fund	103,390	6,098,976
iShares S&P 100 Index Fund	47,087	2,424,980
iShares S&P 500 Growth Index Fund.	670,250	39,792,742
iShares S&P 500 Index Fund	27,879	3,191,867
iShares S&P 500 Value Index Fund	90,504	4,909,842
Vanguard Growth ETF	29,600	1,627,260
Vanguard Value ETF	150,300	7,319,610

Total Investment Companies (9.1%) (Cost $126,023,678)		151,003,962

	Principal Amount	Value (Note 1)
SHORT-TERM INVESTMENTS:
Short-Term Investment (18.9%)
BlackRock Liquidity Funds TempFund
0.23% ‡	$314,828,174	314,828,174

Time Deposit (1.6%)
JPMorgan Chase Nassau
0.000%, 10/1/10	25,532,581	25,532,581

Total Short-Term Investments (20.5%) (Amortized Cost $340,360,755)		340,360,755

Total Investments (98.5%) (Cost/Amortized Cost $1,378,406,939)		1,638,815,260
Other Assets Less Liabilities (1.5%)		25,059,808

Net Assets (100%)		$1,663,875,068

See Notes to Portfolio of Investments.

EQ ADVISORS TRUST

EQ/LARGE CAP GROWTH PLUS PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

September 30, 2010 (Unaudited)

*	Non-Income producing.

‡	Affiliated company as defined under the Investment Company Act of 1940.

Glossary:

ADR — American Depositary Receipt

Investments in companies which were affiliates for the nine months ended September 30, 2010, were as follows:

Securities	Market Value December 31, 2009	Purchases at Cost	Sales at Cost	Market Value September 30, 2010	Dividend Income	Realized Gain (Loss)
BlackRock Liquidity Funds TempFund	$—	$474,195,994	$159,367,820	$314,828,174	$205,712	$—

At September 30, 2010, the Portfolio had the following futures contracts open: (Note 1)

Purchases	Number of Contracts	Expiration Date	Original Value	Value at 9/30/2010	Unrealized Appreciation/ (Depreciation)
NASDAQ 100 E-Mini Index	1,711	December-10	$64,526,652	$68,286,010	$3,759,358
S&P 500 E-Mini Index	4,813	December-10	264,288,541	273,546,855	9,258,314

					$13,017,672

The following is a summary of the inputs used to value the Portfolio’s assets and liabilities carried at fair value as of September 30, 2010:

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. For example, money market securities are valued using amortized cost, in accordance with rules under the Investment Company Act of 1940. Generally, amortized cost approximates the current fair value of a security, but since the value is not obtained from a quoted price in an active market, such securities are reflected as Level 2.

Various inputs are used in determining the value of the Portfolio’s investments. These inputs are summarized in the three broad levels listed below:

Investment Type	Level 1 Quoted prices in active markets for identical securities	Level 2 Significant other observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc. )	Level 3 Significant unobservable inputs (including the Portfolio’s own assumptions in determining the fair value of investments)	Total
Assets:
Common Stocks
Consumer Discretionary	$199,662,851	$—	$—	$199,662,851
Consumer Staples	87,471,383	—	—	87,471,383
Energy	92,506,903	—	—	92,506,903
Financials	82,672,264	—	—	82,672,264
Health Care	101,915,526	—	—	101,915,526
Industrials	169,959,207	—	—	169,959,207
Information Technology	304,689,960	—	—	304,689,960
Materials	100,846,427	—	—	100,846,427
Telecommunication Services	7,073,856	—	—	7,073,856
Utilities	652,166	—	—	652,166
Futures	13,017,672	—	—	13,017,672
Investment Companies
Exchange Traded Funds (ETFs)	151,003,962	—	—	151,003,962
Short-Term Investments	—	340,360,755	—	340,360,755

Total Assets	$1,311,472,177	$340,360,755	$—	$1,651,832,932

Total Liabilities	$—	$—	$—	$—

Total	$1,311,472,177	$340,360,755	$—	$1,651,832,932

See Notes to Portfolio of Investments.

EQ ADVISORS TRUST

EQ/LARGE CAP GROWTH PLUS PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

September 30, 2010 (Unaudited)

Investment security transactions for the nine months ended September 30, 2010 were as follows:

Cost of Purchases:
Stocks and long-term corporate debt securities	$473,033,116
Net Proceeds of Sales and Redemptions:
Stocks and long-term corporate debt securities	$803,055,043

As of September 30, 2010, the gross unrealized appreciation (depreciation) of investments based on the aggregate cost of investments for Federal income tax purposes was as follows:

Aggregate gross unrealized appreciation	$200,040,051
Aggregate gross unrealized depreciation	(15,117,067)

Net unrealized appreciation	$184,922,984

Federal income tax cost of investments	$1,453,892,276

See Notes to Portfolio of Investments.

EQ ADVISORS TRUST

EQ/LARGE CAP VALUE INDEX PORTFOLIO

PORTFOLIO OF INVESTMENTS

September 30, 2010 (Unaudited)

	Number of Shares	Value (Note 1)
COMMON STOCKS:
Consumer Discretionary (7.4%)
Auto Components (0.2%)
Autoliv, Inc.	1,254	$81,924
BorgWarner, Inc.*	194	10,208
Federal-Mogul Corp.*	278	5,257
Johnson Controls, Inc.	826	25,193
Lear Corp.*	800	63,144
TRW Automotive Holdings Corp.*	600	24,936

		210,662

Distributors (0.1%)
Genuine Parts Co.	3,501	156,110

Diversified Consumer Services (0.1%)
Education Management Corp.*	300	4,404
H&R Block, Inc.	4,300	55,685
Service Corp. International	5,675	48,918

		109,007

Hotels, Restaurants & Leisure (0.5%)
Brinker International, Inc.	300	5,658
Carnival Corp.	6,014	229,795
Choice Hotels International, Inc.	494	18,011
Hyatt Hotels Corp., Class A*	1,000	37,390
International Speedway Corp., Class A	399	9,736
MGM Resorts International*	5,052	56,987
Penn National Gaming, Inc.*	1,480	43,823
Royal Caribbean Cruises Ltd.*	1,740	54,862
Wendy’s/Arby’s Group, Inc., Class A	4,731	21,431
Wyndham Worldwide Corp.	3,983	109,413

		587,106

Household Durables (0.8%)
D.R. Horton, Inc.	5,950	66,164
Fortune Brands, Inc.	2,949	145,179
Garmin Ltd.	2,370	71,930
Harman International Industries, Inc.*	762	25,458
Jarden Corp.	2,065	64,283
KB Home	1,557	17,641
Leggett & Platt, Inc.	1,252	28,496
Lennar Corp., Class A	3,722	57,244
M.D.C. Holdings, Inc.	802	23,282
Mohawk Industries, Inc.*	1,080	57,564
Newell Rubbermaid, Inc.	6,168	109,852
Pulte Group, Inc.*	7,039	61,662
Stanley Black & Decker, Inc.	3,551	217,605
Toll Brothers, Inc.*	3,237	61,568
Whirlpool Corp.	957	77,479

		1,085,407

Internet & Catalog Retail (0.2%)
Expedia, Inc.	2,693	75,970
Liberty Media Corp. - Interactive, Class A*	13,181	180,711

		256,681

Leisure Equipment & Products (0.1%)
Mattel, Inc.	3,375	79,178

Media (4.6%)
Cablevision Systems Corp. - New York Group, Class A	5,180	135,664
CBS Corp., Class B	13,153	208,607
Central European Media Enterprises Ltd., Class A*	747	18,638
Clear Channel Outdoor Holdings, Inc., Class A*	838	9,578
Comcast Corp., Class A	62,608	$1,131,953
Discovery Communications, Inc., Class A*	1,700	74,035
DISH Network Corp., Class A	4,484	85,913
Gannett Co., Inc.	5,414	66,213
John Wiley & Sons, Inc., Class A	100	4,086
Lamar Advertising Co., Class A*	952	30,293
Liberty Global, Inc., Class A*	5,156	158,856
Liberty Media Corp. - Capital*	1,570	81,734
Liberty Media Corp. - Starz*	1,162	75,391
Madison Square Garden, Inc., Class A*	945	19,921
McGraw-Hill Cos., Inc.	2,100	69,426
Meredith Corp.	424	14,123
New York Times Co., Class A*	2,956	22,879
News Corp., Class A	39,824	520,101
Omnicom Group, Inc.	1,300	51,324
Regal Entertainment Group, Class A	1,565	20,533
Thomson Reuters Corp.	5,600	210,168
Time Warner Cable, Inc.	7,846	423,606
Time Warner, Inc.	20,184	618,640
Viacom, Inc., Class B	10,759	389,368
Virgin Media, Inc.	7,299	168,023
Walt Disney Co.	43,665	1,445,748
Washington Post Co., Class B	144	57,515

		6,112,336

Multiline Retail (0.3%)
J.C. Penney Co., Inc.	3,508	95,347
Kohl’s Corp.*	1,719	90,557
Macy’s, Inc.	8,334	192,432
Sears Holdings Corp.*	991	71,491

		449,827

Specialty Retail (0.4%)
Aaron’s, Inc.	700	12,915
Abercrombie & Fitch Co., Class A	420	16,514
American Eagle Outfitters, Inc.	3,500	52,360
AutoNation, Inc.*	1,072	24,924
Foot Locker, Inc.	3,481	50,579
GameStop Corp., Class A*	3,348	65,989
Gap, Inc.	1,187	22,126
Lowe’s Cos., Inc.	7,604	169,493
Office Depot, Inc.*	4,801	22,085
RadioShack Corp.	2,622	55,927
Signet Jewelers Ltd.*	1,808	57,386

		550,298

Textiles, Apparel & Luxury Goods (0.1%)
VF Corp.	1,972	159,771

Total Consumer Discretionary		9,756,383

Consumer Staples (10.3%)
Beverages (1.7%)
Brown-Forman Corp., Class B	542	33,409
Central European Distribution Corp.*	1,578	35,221
Coca-Cola Co.	11,817	691,531
Coca-Cola Enterprises, Inc.	2,730	84,630
Constellation Brands, Inc., Class A*	3,940	69,698
Dr. Pepper Snapple Group, Inc.	3,723	132,241
Hansen Natural Corp.*	200	9,324
Molson Coors Brewing Co., Class B	2,910	137,410
PepsiCo, Inc.	15,300	1,016,532

		2,209,996

See Notes to Portfolio of Investments.

EQ ADVISORS TRUST

EQ/LARGE CAP VALUE INDEX PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

September 30, 2010 (Unaudited)

	Number of Shares	Value (Note 1)
Food & Staples Retailing (1.9%)
BJ’s Wholesale Club, Inc.*	1,161	$48,182
CVS Caremark Corp.	27,019	850,288
Kroger Co.	13,367	289,529
Safeway, Inc.	8,594	181,849
SUPERVALU, Inc.	4,713	54,341
Walgreen Co.	1,900	63,650
Wal-Mart Stores, Inc.	18,000	963,360

		2,451,199

Food Products (2.6%)
Archer-Daniels-Midland Co.	14,444	461,052
Bunge Ltd.	3,172	187,656
Campbell Soup Co.	1,637	58,523
ConAgra Foods, Inc.	8,831	193,752
Corn Products International, Inc.	1,635	61,313
Dean Foods Co.*	4,000	40,840
Del Monte Foods Co.	4,371	57,304
Flowers Foods, Inc.	1,032	25,635
General Mills, Inc.	5,968	218,071
H.J. Heinz Co.	4,154	196,775
Hershey Co.	1,479	70,386
Hormel Foods Corp.	1,594	71,092
J.M. Smucker Co.	2,621	158,649
Kellogg Co.	600	30,306
Kraft Foods, Inc., Class A	35,685	1,101,239
McCormick & Co., Inc. (Non-Voting)	1,500	63,060
Mead Johnson Nutrition Co.	3,874	220,469
Ralcorp Holdings, Inc.*	1,184	69,240
Sara Lee Corp.	4,202	56,433
Smithfield Foods, Inc.*	3,103	52,223
Tyson Foods, Inc., Class A	6,622	106,084

		3,500,102

Household Products (3.0%)
Clorox Co.	160	10,681
Colgate-Palmolive Co.	1,800	138,348
Energizer Holdings, Inc.*	1,542	103,669
Kimberly-Clark Corp.	1,863	121,188
Procter & Gamble Co.	60,202	3,610,314

		3,984,200

Personal Products (0.1%)
Alberto-Culver Co.	1,504	56,626
NBTY, Inc.*	1,288	70,814

		127,440

Tobacco (1.0%)
Altria Group, Inc.	19,500	468,390
Lorillard, Inc.	3,441	276,347
Philip Morris International, Inc.	6,600	369,732
Reynolds American, Inc.	3,692	219,268

		1,333,737

Total Consumer Staples		13,606,674

Energy (11.1%)
Energy Equipment & Services (1.5%)
Atwood Oceanics, Inc.*	981	29,871
Baker Hughes, Inc.	6,830	290,958
Cameron International Corp.*	2,300	98,808
Diamond Offshore Drilling, Inc.	1,000	67,770
Dresser-Rand Group, Inc.*	200	7,378
Exterran Holdings, Inc.*	1,218	27,661
Helmerich & Payne, Inc.	2,121	85,816
McDermott International, Inc.*	1,100	16,258
Nabors Industries Ltd.*	3,743	67,598
National Oilwell Varco, Inc.	9,266	412,059
Oceaneering International, Inc.*	1,200	64,632
Oil States International, Inc.*	1,089	$50,693
Patterson-UTI Energy, Inc.	3,309	56,518
Pride International, Inc.*	2,316	68,160
Rowan Cos., Inc.*	2,166	65,760
Schlumberger Ltd.	3,813	234,919
SEACOR Holdings, Inc.*	438	37,300
Superior Energy Services, Inc.*	1,566	41,796
Tidewater, Inc.	1,164	52,159
Unit Corp.*	862	32,144
Weatherford International Ltd.*	9,700	165,870

		1,974,128

Oil, Gas & Consumable Fuels (9.6%)
Alpha Natural Resources, Inc.*	2,300	94,645
Anadarko Petroleum Corp.	11,104	633,483
Apache Corp.	8,138	795,571
Arch Coal, Inc.	1,094	29,221
Atlas Energy, Inc.*	500	14,320
Cabot Oil & Gas Corp.	2,334	70,277
Chesapeake Energy Corp.	14,353	325,095
Chevron Corp.	42,257	3,424,930
Cobalt International Energy, Inc.*	1,800	17,190
Comstock Resources, Inc.*	952	21,411
ConocoPhillips	20,442	1,173,984
Consol Energy, Inc.	2,700	99,792
Continental Resources, Inc.*	67	3,106
Denbury Resources, Inc.*	8,784	139,578
Devon Energy Corp.	9,894	640,538
El Paso Corp.	12,672	156,879
EQT Corp.	200	7,212
Exxon Mobil Corp.	9,267	572,608
Forest Oil Corp.*	896	26,611
Frontier Oil Corp.	2,283	30,592
Frontline Ltd.	181	5,146
Hess Corp.	6,601	390,251
Holly Corp.	300	8,625
Marathon Oil Corp.	11,483	380,087
Mariner Energy, Inc.*	2,072	50,205
Massey Energy Co.	2,312	71,718
Murphy Oil Corp.	3,698	228,980
Newfield Exploration Co.*	2,958	169,908
Noble Energy, Inc.	3,872	290,748
Occidental Petroleum Corp.	14,479	1,133,706
Peabody Energy Corp.	5,900	289,159
Petrohawk Energy Corp.*	1,900	30,666
Pioneer Natural Resources Co.	2,601	169,143
Plains Exploration & Production Co.*	3,061	81,637
QEP Resources, Inc.	3,902	117,606
Quicksilver Resources, Inc.*	2,400	30,240
SandRidge Energy, Inc.*	3,476	19,744
SM Energy Co.	474	17,756
Southern Union Co.	2,877	69,221
Spectra Energy Corp.	14,259	321,540
Sunoco, Inc.	2,741	100,047
Teekay Corp.	924	24,699
Tesoro Corp.	3,109	41,536
Valero Energy Corp.	12,488	218,665
Whiting Petroleum Corp.*	1,226	117,095
Williams Cos., Inc.	7,604	145,312

		12,800,483

Total Energy		14,774,611

Financials (26.7%)
Capital Markets (3.2%)
Ameriprise Financial, Inc.	4,499	212,938
Ares Capital Corp.	4,200	65,730

See Notes to Portfolio of Investments.

EQ ADVISORS TRUST

EQ/LARGE CAP VALUE INDEX PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

September 30, 2010 (Unaudited)

	Number of Shares	Value (Note 1)
Bank of New York Mellon Corp.	27,068	$707,287
BlackRock, Inc.	532	90,573
E*TRADE Financial Corp.*	4,800	69,792
Federated Investors, Inc., Class B	597	13,588
GLG Partners, Inc.*	300	1,350
Goldman Sachs Group, Inc.	11,456	1,656,308
Invesco Ltd.	7,179	152,410
Janus Capital Group, Inc.	3,715	40,679
Jefferies Group, Inc.	2,565	58,200
Legg Mason, Inc.	3,376	102,327
Morgan Stanley	21,377	527,584
Northern Trust Corp.	3,200	154,368
Raymond James Financial, Inc.	2,135	54,079
State Street Corp.	11,100	418,026

		4,325,239

Commercial Banks (5.2%)
Associated Banc-Corp.	3,921	51,718
BancorpSouth, Inc.	1,837	26,049
Bank of Hawaii Corp.	762	34,229
BB&T Corp.	15,278	367,894
BOK Financial Corp.	553	24,957
CapitalSource, Inc.	7,107	37,951
CIT Group, Inc.*	4,400	179,608
City National Corp./California	985	52,274
Comerica, Inc.	3,845	142,842
Commerce Bancshares, Inc./Missouri	1,557	58,528
Cullen/Frost Bankers, Inc.	1,167	62,866
East West Bancorp., Inc.	3,300	53,724
Fifth Third Bancorp.	17,485	210,345
First Citizens BancShares, Inc./North Carolina, Class A	144	26,679
First Horizon National Corp.*	4,775	54,481
Fulton Financial Corp.	4,512	40,879
Huntington Bancshares, Inc./Ohio	15,793	89,546
KeyCorp	19,407	154,480
M&T Bank Corp.	1,655	135,396
Marshall & Ilsley Corp.	11,646	81,988
PNC Financial Services Group, Inc.	11,618	603,090
Popular, Inc.*	22,579	65,479
Regions Financial Corp.	27,585	200,543
SunTrust Banks, Inc.	11,012	284,440
Synovus Financial Corp.	17,239	42,408
TCF Financial Corp.	3,108	50,318
U.S. Bancorp	42,670	922,525
Valley National Bancorp	3,402	43,886
Wells Fargo & Co.	108,224	2,719,669
Wilmington Trust Corp.	2,048	18,391
Zions Bancorp	4,145	88,537

		6,925,720

Consumer Finance (0.6%)
AmeriCredit Corp.*	1,313	32,116
Capital One Financial Corp.	10,311	407,800
Discover Financial Services	12,505	208,584
SLM Corp.*	10,695	123,527

		772,027

Diversified Financial Services (6.6%)
Bank of America Corp.	222,422	2,915,953
CBOE Holdings, Inc.	200	4,008
Citigroup, Inc.*	471,111	1,837,333
CME Group, Inc.	1,478	384,945
Interactive Brokers Group, Inc., Class A*	562	9,672
JPMorgan Chase & Co.	88,190	3,357,393
Leucadia National Corp.*	4,342	102,558
NASDAQ OMX Group, Inc.*	2,726	$52,966
NYSE Euronext	4,413	126,079

		8,790,907

Insurance (7.4%)
ACE Ltd.	6,500	378,625
Aflac, Inc.	600	31,026
Alleghany Corp.*	154	46,667
Allied World Assurance Co. Holdings Ltd./Bermuda	1,119	63,324
Allstate Corp.	11,876	374,688
American Financial Group, Inc./Ohio	1,897	58,010
American International Group, Inc.*	2,614	102,207
American National Insurance Co.	112	8,509
Aon Corp.	5,982	233,956
Arch Capital Group Ltd.*	1,077	90,253
Arthur J. Gallagher & Co.	1,755	46,279
Aspen Insurance Holdings Ltd.	1,624	49,175
Assurant, Inc.	2,502	101,831
Assured Guaranty Ltd.	4,100	70,151
Axis Capital Holdings Ltd.	1,903	62,685
Berkshire Hathaway, Inc., Class B*	38,400	3,174,912
Brown & Brown, Inc.	1,182	23,865
Chubb Corp.	7,215	411,183
Cincinnati Financial Corp.	3,190	92,031
CNA Financial Corp.*	697	19,509
Endurance Specialty Holdings Ltd.	875	34,825
Erie Indemnity Co., Class A	226	12,670
Everest Reinsurance Group Ltd.	1,272	109,990
Fidelity National Financial, Inc., Class A	4,885	76,743
Genworth Financial, Inc., Class A*	8,764	107,096
Hanover Insurance Group, Inc.	974	45,778
Hartford Financial Services Group, Inc.	8,988	206,275
HCC Insurance Holdings, Inc.	2,478	64,651
Lincoln National Corp.	6,616	158,255
Loews Corp.	6,965	263,974
Markel Corp.*	224	77,188
Marsh & McLennan Cos., Inc.	928	22,383
MBIA, Inc.*	3,542	35,597
Mercury General Corp.	584	23,868
MetLife, Inc.	9,884	380,040
Old Republic International Corp.	5,437	75,302
OneBeacon Insurance Group Ltd., Class A	519	7,417
PartnerReinsurance Ltd.	1,702	136,466
Principal Financial Group, Inc.	7,000	181,440
Progressive Corp.	14,807	309,022
Protective Life Corp.	1,878	40,865
Prudential Financial, Inc.	10,241	554,857
Reinsurance Group of America, Inc.	1,585	76,540
RenaissanceReinsurance Holdings Ltd.	1,250	74,950
StanCorp Financial Group, Inc.	1,096	41,648
Symetra Financial Corp.	500	5,230
Torchmark Corp.	1,839	97,724
Transatlantic Holdings, Inc.	1,407	71,504
Travelers Cos., Inc.	9,324	485,780
Unitrin, Inc.	1,219	29,731
Unum Group	7,325	162,249
Validus Holdings Ltd.	1,563	41,201
W. R. Berkley Corp.	2,797	75,715
Wesco Financial Corp.	68	24,354
White Mountains Insurance Group Ltd.	161	49,662

See Notes to Portfolio of Investments.

EQ ADVISORS TRUST

EQ/LARGE CAP VALUE INDEX PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

September 30, 2010 (Unaudited)

	Number of Shares	Value (Note 1)
XL Group plc	7,564	$163,836

		9,763,712

Real Estate Investment Trusts (REITs) (3.3%)
Alexandria Real Estate Equities, Inc. (REIT)	1,086	76,020
AMB Property Corp. (REIT)	3,311	87,642
Annaly Capital Management, Inc. (REIT)	13,645	240,152
Apartment Investment & Management Co. (REIT), Class A	1,332	28,478
AvalonBay Communities, Inc. (REIT)	1,844	191,647
Boston Properties, Inc. (REIT)	3,121	259,418
Brandywine Realty Trust (REIT)	2,793	34,214
BRE Properties, Inc. (REIT)	1,454	60,341
Camden Property Trust (REIT)	1,500	71,955
Chimera Investment Corp. (REIT)	19,448	76,820
CommonWealth REIT (REIT)	1,472	37,683
Corporate Office Properties Trust/Maryland (REIT)	1,252	46,712
Developers Diversified Realty Corp. (REIT)	4,400	49,368
Digital Realty Trust, Inc. (REIT)	100	6,170
Douglas Emmett, Inc. (REIT)	2,633	46,104
Duke Realty Corp. (REIT)	5,263	60,998
Equity Residential (REIT)	5,845	278,047
Essex Property Trust, Inc. (REIT)	429	46,950
Federal Realty Investment Trust (REIT)	510	41,647
General Growth Properties, Inc. (REIT)	1,000	15,600
HCP, Inc. (REIT)	6,845	246,283
Health Care REIT, Inc.	2,948	139,558
Hospitality Properties Trust (REIT)	2,610	58,281
Host Hotels & Resorts, Inc. (REIT)	14,469	209,511
Kimco Realty Corp. (REIT)	8,922	140,522
Liberty Property Trust (REIT)	2,543	81,122
Macerich Co. (REIT)	2,839	121,935
Mack-Cali Realty Corp. (REIT)	1,795	58,714
Nationwide Health Properties, Inc. (REIT)	2,634	101,857
Piedmont Office Realty Trust, Inc. (REIT), Class A	1,200	22,692
Plum Creek Timber Co., Inc. (REIT)	2,075	73,248
ProLogis (REIT)	9,807	115,526
Public Storage (REIT)	300	29,112
Rayonier, Inc. (REIT)	1,270	63,652
Realty Income Corp. (REIT)	2,503	84,401
Regency Centers Corp. (REIT)	1,792	70,730
Senior Housing Properties Trust (REIT)	2,799	65,777
Simon Property Group, Inc. (REIT)	2,034	188,633
SL Green Realty Corp. (REIT)	1,691	107,091
Taubman Centers, Inc. (REIT)	1,149	51,257
UDR, Inc. (REIT)	3,727	78,714
Ventas, Inc. (REIT)	2,520	129,956
Vornado Realty Trust (REIT)	3,269	279,598
Weingarten Realty Investors (REIT)	2,535	55,314

		4,329,450

Real Estate Management & Development (0.0%)
Forest City Enterprises, Inc., Class A*	2,677	34,346
St. Joe Co.*	200	4,974

		39,320

Thrifts & Mortgage Finance (0.4%)
Capitol Federal Financial	400	9,880
First Niagara Financial Group, Inc.	4,594	$53,520
Hudson City Bancorp, Inc.	9,481	116,237
New York Community Bancorp, Inc.	9,580	155,675
People’s United Financial, Inc.	8,344	109,223
TFS Financial Corp.	1,601	14,713
Washington Federal, Inc.	2,439	37,219

		496,467

Total Financials		35,442,842

Health Care (13.2%)
Biotechnology (1.3%)
Abraxis Bioscience, Inc.*	100	7,734
Amgen, Inc.*	21,300	1,173,843
Biogen Idec, Inc.*	5,300	297,436
Cephalon, Inc.*	1,700	106,148
Genzyme Corp.*	1,400	99,106

		1,684,267

Health Care Equipment & Supplies (0.9%)
Alere, Inc.*	1,337	41,353
Baxter International, Inc.	2,200	104,962
Beckman Coulter, Inc.	1,500	73,185
Boston Scientific Corp.*	33,388	204,668
CareFusion Corp.*	3,109	77,228
Cooper Cos., Inc.	842	38,917
Hill-Rom Holdings, Inc.	200	7,178
Hologic, Inc.*	5,792	92,730
Kinetic Concepts, Inc.*	1,217	44,518
Medtronic, Inc.	5,600	188,048
Teleflex, Inc.	702	39,860
Zimmer Holdings, Inc.*	4,500	235,485

		1,148,132

Health Care Providers & Services (2.2%)
Aetna, Inc.	9,322	294,669
Brookdale Senior Living, Inc.*	1,611	26,275
Cardinal Health, Inc.	5,218	172,403
CIGNA Corp.	6,186	221,335
Community Health Systems, Inc.*	626	19,387
Coventry Health Care, Inc.*	3,287	70,769
Emdeon, Inc., Class A*	200	2,436
Health Net, Inc.*	2,296	62,428
Humana, Inc.*	3,714	186,591
LifePoint Hospitals, Inc.*	1,122	39,337
McKesson Corp.	3,556	219,690
MEDNAX, Inc.*	89	4,744
Omnicare, Inc.	2,385	56,954
Quest Diagnostics, Inc.	400	20,188
Tenet Healthcare Corp.*	3,324	15,689
UnitedHealth Group, Inc.	25,377	890,987
Universal Health Services, Inc., Class B	1,798	69,870
WellPoint, Inc.*	8,986	508,967

		2,882,719

Life Sciences Tools & Services (0.4%)
Bio-Rad Laboratories, Inc., Class A*	400	36,204
Charles River Laboratories International, Inc.*	1,157	38,355
Life Technologies Corp.*	1,165	54,394
PerkinElmer, Inc.	1,392	32,211
Thermo Fisher Scientific, Inc.*	9,032	432,452

		593,616

Pharmaceuticals (8.4%)
Abbott Laboratories, Inc.	3,300	172,392
Bristol-Myers Squibb Co.	38,424	1,041,675
Eli Lilly and Co.	17,544	640,882

See Notes to Portfolio of Investments.

EQ ADVISORS TRUST

EQ/LARGE CAP VALUE INDEX PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

September 30, 2010 (Unaudited)

	Number of Shares	Value (Note 1)
Endo Pharmaceuticals Holdings, Inc.*	2,673	$88,850
Forest Laboratories, Inc.*	6,298	194,797
Johnson & Johnson	52,116	3,229,107
King Pharmaceuticals, Inc.*	5,825	58,017
Merck & Co., Inc.	69,407	2,554,872
Mylan, Inc.*	1,075	20,221
Pfizer, Inc.	178,813	3,070,219
Watson Pharmaceuticals, Inc.*	2,525	106,833

		11,177,865

Total Health Care		17,486,599

Industrials (8.8%)
Aerospace & Defense (1.8%)
Alliant Techsystems, Inc.*	100	7,540
BE Aerospace, Inc.*	2,123	64,348
Boeing Co.	3,324	221,179
General Dynamics Corp.	7,764	487,657
Goodrich Corp.	2,000	147,460
ITT Corp.	4,044	189,381
L-3 Communications Holdings, Inc.	2,568	185,589
Lockheed Martin Corp.	1,500	106,920
Northrop Grumman Corp.	6,643	402,765
Raytheon Co.	8,434	385,518
Rockwell Collins, Inc.	1,600	93,200
Spirit AeroSystems Holdings, Inc., Class A*	2,019	40,239
United Technologies Corp.	1,784	127,074

		2,458,870

Air Freight & Logistics (0.2%)
FedEx Corp.	2,469	211,099
UTi Worldwide, Inc.	446	7,172

		218,271

Airlines (0.2%)
AMR Corp.*	5,000	31,350
Copa Holdings S.A., Class A	200	10,782
Southwest Airlines Co.	14,234	186,038
UAL Corp.*	900	21,267

		249,437

Building Products (0.1%)
Armstrong World Industries, Inc.*	485	20,132
Masco Corp.	5,568	61,304
Owens Corning, Inc.*	1,017	26,066
USG Corp.*	867	11,436

		118,938

Commercial Services & Supplies (0.7%)
Avery Dennison Corp.	2,489	92,392
Cintas Corp.	3,042	83,807
Corrections Corp. of America*	2,216	54,691
Covanta Holding Corp.	2,734	43,060
KAR Auction Services, Inc.*	500	6,305
Pitney Bowes, Inc.	1,340	28,649
R.R. Donnelley & Sons Co.	4,337	73,556
Republic Services, Inc.	5,002	152,511
Waste Connections, Inc.*	415	16,459
Waste Management, Inc.	10,633	380,023

		931,453

Construction & Engineering (0.4%)
Aecom Technology Corp.*	1,500	36,390
Chicago Bridge & Iron Co. N.V. (N.Y. Shares)*	1,300	31,785
Fluor Corp.	3,700	183,261
Jacobs Engineering Group, Inc.*	1,100	42,570
KBR, Inc.	3,342	82,347
Quanta Services, Inc.*	4,658	88,874
Shaw Group, Inc.*	745	$25,002
URS Corp.*	1,868	70,947

		561,176

Electrical Equipment (0.1%)
Babcock & Wilcox Co.*	550	11,704
General Cable Corp.*	703	19,065
Hubbell, Inc., Class B	788	39,991
Regal-Beloit Corp.	100	5,869
Thomas & Betts Corp.*	1,032	42,333

		118,962

Industrial Conglomerates (2.6%)
Carlisle Cos., Inc.	1,139	34,113
General Electric Co.	181,824	2,954,640
Textron, Inc.	2,906	59,747
Tyco International Ltd.	9,600	352,608

		3,401,108

Machinery (1.0%)
AGCO Corp.*	2,028	79,112
CNH Global N.V.*	500	18,320
Crane Co.	1,046	39,685
Danaher Corp.	916	37,199
Deere & Co.	573	39,984
Dover Corp.	1,514	79,046
Eaton Corp.	2,741	226,105
Flowserve Corp.	200	21,884
Gardner Denver, Inc.	64	3,436
Harsco Corp.	1,638	40,262
IDEX Corp.	301	10,689
Ingersoll-Rand plc	7,100	253,541
Kennametal, Inc.	439	13,578
Parker Hannifin Corp.	2,600	182,156
Pentair, Inc.	1,020	34,303
Snap-On, Inc.	1,303	60,603
SPX Corp.	855	54,104
Terex Corp.*	2,282	52,303
Timken Co.	462	17,722
Trinity Industries, Inc.	1,704	37,948
Wabtec Corp.	900	43,011

		1,344,991

Marine (0.1%)
Alexander & Baldwin, Inc.	871	30,346
Kirby Corp.*	1,152	46,149

		76,495

Professional Services (0.2%)
Equifax, Inc.	2,826	88,171
FTI Consulting, Inc.*	200	6,938
Manpower, Inc.	1,848	96,466
Towers Watson & Co., Class A	800	39,344

		230,919

Road & Rail (1.4%)
Con-way, Inc.	1,186	36,754
CSX Corp.	8,568	473,982
Hertz Global Holdings, Inc.*	600	6,354
Kansas City Southern*	891	33,332
Norfolk Southern Corp.	8,178	486,673
Ryder System, Inc.	558	23,866
Union Pacific Corp.	9,840	804,912

		1,865,873

Trading Companies & Distributors (0.0%)
GATX Corp.	783	22,958
WESCO International, Inc.*	670	26,324

		49,282

Total Industrials		11,625,775

See Notes to Portfolio of Investments.

EQ ADVISORS TRUST

EQ/LARGE CAP VALUE INDEX PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

September 30, 2010 (Unaudited)

	Number of Shares	Value (Note 1)
Information Technology (5.4%)
Communications Equipment (0.5%)
Brocade Communications Systems, Inc.*	9,823	$57,366
CommScope, Inc.*	2,047	48,596
EchoStar Corp., Class A*	776	14,806
Motorola, Inc.*	51,141	436,233
Tellabs, Inc.	8,510	63,399

		620,400

Computers & Peripherals (0.2%)
Diebold, Inc.	1,171	36,406
Lexmark International, Inc., Class A*	1,773	79,111
Seagate Technology plc*	2,949	34,739
Western Digital Corp.*	3,860	109,586

		259,842

Electronic Equipment, Instruments & Components (0.7%)
Arrow Electronics, Inc.*	2,374	63,457
Avnet, Inc.*	3,349	90,456
AVX Corp.	791	10,932
Corning, Inc.	30,102	550,265
Ingram Micro, Inc., Class A*	3,199	53,935
Itron, Inc.*	26	1,592
Jabil Circuit, Inc.	1,116	16,081
Molex, Inc.	2,898	60,655
Tech Data Corp.*	1,110	44,733
Vishay Intertechnology, Inc.*	3,567	34,529
Vishay Precision Group, Inc.*	297	4,636

		931,271

Internet Software & Services (0.6%)
AOL, Inc.*	2,434	60,242
eBay, Inc.*	15,676	382,494
IAC/InterActiveCorp*	1,163	30,552
Monster Worldwide, Inc.*	1,126	14,593
Yahoo!, Inc.*	17,621	249,690

		737,571

IT Services (0.5%)
Amdocs Ltd.*	3,275	93,861
Broadridge Financial Solutions, Inc.	249	5,695
Computer Sciences Corp.	3,382	155,572
Convergys Corp.*	2,295	23,983
CoreLogic, Inc.	2,667	51,100
Fidelity National Information Services, Inc.	5,881	159,551
Fiserv, Inc.*	1,100	59,202
Total System Services, Inc.	3,665	55,855

		604,819

Office Electronics (0.2%)
Xerox Corp.	30,411	314,754
Zebra Technologies Corp., Class A*	623	20,958

		335,712

Semiconductors & Semiconductor Equipment (1.3%)
Advanced Micro Devices, Inc.*	8,118	57,719
Atmel Corp.*	1,080	8,597
Fairchild Semiconductor International, Inc.*	2,644	24,853
Intel Corp.	39,391	757,489
International Rectifier Corp.*	1,533	32,331
Intersil Corp., Class A	2,048	23,941
KLA-Tencor Corp.	3,586	126,335
LSI Corp.*	14,994	68,373
MEMC Electronic Materials, Inc.*	2,900	34,568
Micron Technology, Inc.*	18,859	135,973
National Semiconductor Corp.	500	6,385
Novellus Systems, Inc.*	267	7,097
PMC-Sierra, Inc.*	4,811	$35,409
SunPower Corp., Class A*	1,300	18,720
Texas Instruments, Inc.	14,700	398,958

		1,736,748

Software (1.4%)
Activision Blizzard, Inc.	8,368	90,542
CA, Inc.	1,607	33,940
Compuware Corp.*	2,151	18,348
Electronic Arts, Inc.*	400	6,572
Microsoft Corp.	56,500	1,383,685
Novell, Inc.*	7,714	46,052
Symantec Corp.*	15,900	241,203
Synopsys, Inc.*	3,083	76,366

		1,896,708

Total Information Technology		7,123,071

Materials (3.0%)
Chemicals (1.6%)
Ashland, Inc.	1,551	75,642
Cabot Corp.	1,400	45,598
CF Industries Holdings, Inc.	467	44,599
Cytec Industries, Inc.	1,026	57,846
Dow Chemical Co.	25,524	700,889
E.I. du Pont de Nemours & Co.	13,342	595,320
Eastman Chemical Co.	1,312	97,088
FMC Corp.	516	35,300
Huntsman Corp.	3,956	45,731
Intrepid Potash, Inc.*	934	24,349
PPG Industries, Inc.	3,113	226,626
RPM International, Inc.	1,322	26,334
Sherwin-Williams Co.	800	60,112
Sigma-Aldrich Corp.	200	12,076
Valspar Corp.	2,015	64,178

		2,111,688

Construction Materials (0.1%)
Vulcan Materials Co.	2,844	105,001

Containers & Packaging (0.4%)
AptarGroup, Inc.	1,544	70,514
Ball Corp.	1,573	92,571
Bemis Co., Inc.	2,325	73,819
Greif, Inc., Class A	801	47,131
Owens-Illinois, Inc.*	2,502	70,206
Packaging Corp. of America	2,398	55,562
Pactiv Corp.*	341	11,246
Sealed Air Corp.	3,564	80,119
Sonoco Products Co.	2,131	71,261
Temple-Inland, Inc.	1,894	35,342

		607,771

Metals & Mining (0.6%)
AK Steel Holding Corp.	2,035	28,103
Alcoa, Inc.	19,217	232,718
Commercial Metals Co.	2,370	34,341
Nucor Corp.	3,928	150,050
Reliance Steel & Aluminum Co.	1,429	59,346
Royal Gold, Inc.	941	46,899
Schnitzer Steel Industries, Inc., Class A	424	20,471
Steel Dynamics, Inc.	4,950	69,845
United States Steel Corp.	2,523	110,608
Walter Energy, Inc.	300	24,387

		776,768

Paper & Forest Products (0.3%)
Domtar Corp.	900	58,122

See Notes to Portfolio of Investments.

EQ ADVISORS TRUST

EQ/LARGE CAP VALUE INDEX PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

September 30, 2010 (Unaudited)

	Number of Shares	Value (Note 1)
International Paper Co.	2,089	$45,436
MeadWestvaco Corp.	3,717	90,620
Weyerhaeuser Co.	11,852	186,788

		380,966

Total Materials		3,982,194

Telecommunication Services (5.3%)
Diversified Telecommunication Services (4.9%)
AT&T, Inc.	131,300	3,755,180
CenturyLink, Inc.	6,596	260,278
Frontier Communications Corp.	13,436	109,772
Level 3 Communications, Inc.*	22,433	21,026
Qwest Communications International, Inc.	38,280	240,016
Verizon Communications, Inc.	62,707	2,043,621
Windstream Corp.	6,458	79,369

		6,509,262

Wireless Telecommunication Services (0.4%)
Clearwire Corp., Class A*	790	6,391
Leap Wireless International, Inc.*	1,350	16,672
MetroPCS Communications, Inc.*	2,900	30,334
NII Holdings, Inc.*	787	32,346
Sprint Nextel Corp.*	64,963	300,779
Telephone & Data Systems, Inc.	1,948	63,894
U.S. Cellular Corp.*	345	15,860

		466,276

Total Telecommunication Services		6,975,538

Utilities (7.3%)
Electric Utilities (3.6%)
Allegheny Energy, Inc.	3,780	92,686
American Electric Power Co., Inc.	10,556	382,444
DPL, Inc.	2,493	65,142
Duke Energy Corp.	28,971	513,076
Edison International	7,178	246,851
Entergy Corp.	4,187	320,431
Exelon Corp.	14,591	621,285
FirstEnergy Corp.	6,711	258,642
Great Plains Energy, Inc.	2,944	55,641
Hawaiian Electric Industries, Inc.	2,021	45,553
ITC Holdings Corp.	100	6,225
NextEra Energy, Inc.	9,161	498,267
Northeast Utilities	3,942	116,565
NV Energy, Inc.	5,161	67,867
Pepco Holdings, Inc.	4,887	90,898
Pinnacle West Capital Corp.	2,396	98,883
PPL Corp.	10,600	288,638
Progress Energy, Inc.	6,373	283,089
Southern Co.	18,454	687,227
Westar Energy, Inc.	2,364	57,280

		4,796,690

Gas Utilities (0.4%)
AGL Resources, Inc.	1,706	65,442
Atmos Energy Corp.	2,149	62,858
Energen Corp.	1,600	73,152
National Fuel Gas Co.	1,641	85,020
Oneok, Inc.	2,321	104,538
Questar Corp.	3,902	68,402
UGI Corp.	2,399	68,636

		528,048

Independent Power Producers & Energy Traders (0.4%)
AES Corp.*	14,724	167,117
Calpine Corp.*	4,097	51,008
Constellation Energy Group, Inc.	4,076	131,410
Mirant Corp.*	3,089	30,767
NRG Energy, Inc.*	5,660	$117,841
Ormat Technologies, Inc.	200	5,834
RRI Energy, Inc.*	7,546	26,788

		530,765

Multi-Utilities (2.8%)
Alliant Energy Corp.	2,472	89,857
Ameren Corp.	5,197	147,595
CenterPoint Energy, Inc.	9,298	146,165
CMS Energy Corp.	4,913	88,532
Consolidated Edison, Inc.	6,247	301,230
Dominion Resources, Inc.	13,156	574,391
DTE Energy Co.	3,762	172,789
Integrys Energy Group, Inc.	1,691	88,034
MDU Resources Group, Inc.	4,255	84,887
NiSource, Inc.	6,166	107,288
NSTAR	2,354	92,630
OGE Energy Corp.	2,135	85,122
PG&E Corp.	8,196	372,262
Public Service Enterprise Group, Inc.	11,170	369,504
SCANA Corp.	2,532	102,090
Sempra Energy	5,450	293,210
TECO Energy, Inc.	4,638	80,330
Vectren Corp.	1,748	45,221
Wisconsin Energy Corp.	2,575	148,835
Xcel Energy, Inc.	10,117	232,388

		3,622,360

Water Utilities (0.1%)
American Water Works Co., Inc.		89,217
Aqua America, Inc.	3,834	61,690

	3,024	150,907

Total Utilities		9,628,770

Total Common Stocks (98.5%) (Cost $118,119,095)		130,402,457

	Principal Amount	Value (Note 1)
SHORT-TERM INVESTMENTS:
Government Securities (0.1%)
U.S. Treasury Bills
0.13%, 10/14/10 #(p)	$194,000	193,990

Time Deposit (1.3%)
JPMorgan Chase Nassau
0.000%, 10/1/10	1,704,292	1,704,292

Total Short-Term Investments (1.4%) (Cost/Amortized Cost $1,898,287)		1,898,282

Total Investments (99.9%) (Cost/Amortized Cost $120,017,382)		132,300,739
Other Assets Less Liabilities (0.1%)		119,354

Net Assets (100%)		$132,420,093

*	Non-income producing.

#	All, or a portion of security held by broker as collateral for financial futures contracts, with a total collateral value of $193,990.

(p)	Yield to maturity.

See Notes to Portfolio of Investments.

EQ ADVISORS TRUST

EQ/LARGE CAP VALUE INDEX PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

September 30, 2010 (Unaudited)

At September 30, 2010, the Portfolio had the following futures contracts open: (Note 1)

	Number of Contracts	Expiration Date	Original Value	Value at 9/30/2010	Unrealized Appreciation/ (Depreciation)
Purchases
Russell 1000 Mini Index	4	December-10	$242,538	$250,960	$8,422
S&P 500 E-Mini Index	25	December-10	1,377,594	1,420,875	43,281
S&P MidCap 400 E-Mini Index	6	December-10	456,199	480,060	23,861

					$75,564

The following is a summary of the inputs used to value the Portfolio’s assets and liabilities carried at fair value as of September 30, 2010:

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. For example, money market securities are valued using amortized cost, in accordance with rules under the Investment Company Act of 1940. Generally, amortized cost approximates the current fair value of a security, but since the value is not obtained from a quoted price in an active market, such securities are reflected as Level 2.

Various inputs are used in determining the value of the Portfolio’s investments. These inputs are summarized in the three broad levels listed below:

Investment Type	Level 1 Quoted prices in active markets for identical securities	Level 2 Significant other observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)	Level 3 Significant unobservable inputs (including the Portfolio’s own assumptions in determining the fair value of investments)	Total
Assets:
Common Stocks
Consumer Discretionary	$9,756,383	$—	$—	$9,756,383
Consumer Staples	13,606,674	—		13,606,674
Energy	14,774,611	—	—	14,774,611
Financials	35,442,842	—	—	35,442,842
Health Care	17,486,599	—	—	17,486,599
Industrials	11,625,775	—	—	11,625,775
Information Technology	7,123,071	—	—	7,123,071
Materials	3,982,194	—	—	3,982,194
Telecommunication Services	6,975,538	—	—	6,975,538
Utilities	9,628,770	—	—	9,628,770
Futures	75,564	—	—	75,564
Short-Term Investments	—	1,898,282	—	1,898,282

Total Assets	$130,478,021	$1,898,282	$—	$132,376,303

Total Liabilities	$—	$—	$—	$—

Total	$130,478,021	$1,898,282	$—	$132,376,303

Investment security transactions for the nine months ended September 30, 2010 were as follows:

Cost of Purchases:
Stocks and long-term corporate debt securities	$39,719,432
Net Proceeds of Sales and Redemptions:
Stocks and long-term corporate debt securities	$33,993,126

As of September 30, 2010, the gross unrealized appreciation (depreciation) of investments based on the aggregate cost of investments for Federal income tax purposes was as follows:

Aggregate gross unrealized appreciation	$10,726,731
Aggregate gross unrealized depreciation	(2,899,140)

Net unrealized appreciation	$7,827,591

Federal income tax cost of investments	$124,473,148

See Notes to Portfolio of Investments.

EQ ADVISORS TRUST

EQ/LARGE CAP VALUE PLUS PORTFOLIO

PORTFOLIO OF INVESTMENTS

September 30, 2010 (Unaudited)

	Number of Shares	Value (Note 1)
COMMON STOCKS:
Consumer Discretionary (9.6%)
Auto Components (0.4%)
Autoliv, Inc.	16,500	$1,077,945
BorgWarner, Inc.*	2,700	142,074
Federal-Mogul Corp.*	4,300	81,313
Johnson Controls, Inc.	11,200	341,600
Lear Corp.*	86,200	6,803,766
TRW Automotive Holdings Corp.*	152,500	6,337,900

		14,784,598

Automobiles (0.4%)
Ford Motor Co.*	1,139,100	13,942,584
Tesla Motors, Inc.*	1,330	26,946

		13,969,530

Distributors (0.1%)
Genuine Parts Co.	46,400	2,068,976

Diversified Consumer Services (0.0%)
Education Management Corp.*	5,400	79,272
H&R Block, Inc.	56,400	730,380
Service Corp. International	74,400	641,328

		1,450,980

Hotels, Restaurants & Leisure (0.4%)
Brinker International, Inc.	3,800	71,668
Carnival Corp.	79,900	3,052,979
Choice Hotels International, Inc.	7,500	273,450
Hyatt Hotels Corp., Class A*	12,700	474,853
International Speedway Corp., Class A	5,600	136,640
MGM Resorts International*	67,000	755,760
Penn National Gaming, Inc.*	19,800	586,278
Royal Caribbean Cruises Ltd.*	197,700	6,233,481
Wendy’s/Arby’s Group, Inc., Class A	59,200	268,176
Wyndham Worldwide Corp.	52,600	1,444,922

		13,298,207

Household Durables (1.2%)
D.R. Horton, Inc.	431,800	4,801,616
Fortune Brands, Inc.	39,100	1,924,893
Garmin Ltd.	373,500	11,335,725
Harman International Industries, Inc.*	10,600	354,146
Jarden Corp.	26,900	837,397
KB Home	22,400	253,792
Leggett & Platt, Inc.	17,600	400,576
Lennar Corp., Class A	46,500	715,170
M.D.C. Holdings, Inc.	11,000	319,330
Mohawk Industries, Inc.*	14,400	767,520
Newell Rubbermaid, Inc.	81,200	1,446,172
NVR, Inc.*	11,900	7,705,607
Pulte Group, Inc.*	615,202	5,389,169
Stanley Black & Decker, Inc.	46,902	2,874,155
Toll Brothers, Inc.*	42,200	802,644
Whirlpool Corp.	12,600	1,020,096

		40,948,008

Internet & Catalog Retail (0.1%)
Expedia, Inc.	35,200	992,992
Liberty Media Corp. - Interactive, Class A*	174,400	2,391,024

		3,384,016

Leisure Equipment & Products (0.0%)
Mattel, Inc.	44,700	1,048,662

Media (5.0%)
Cablevision Systems Corp. - New York Group, Class A	385,500	$10,096,245
CBS Corp., Class B	726,400	11,520,704
Central European Media Enterprises Ltd., Class A*	11,000	274,450
Clear Channel Outdoor Holdings, Inc., Class A*	11,800	134,874
Comcast Corp., Class A	1,435,400	25,952,032
DIRECTV, Class A*	229,900	9,570,737
Discovery Communications, Inc., Class A*	22,300	971,165
DISH Network Corp., Class A	58,400	1,118,944
Gannett Co., Inc.	484,500	5,925,435
Interpublic Group of Cos., Inc.*	620,800	6,226,624
John Wiley & Sons, Inc., Class A	1,000	40,860
Lamar Advertising Co., Class A*	13,300	423,206
Liberty Global, Inc., Class A*	69,100	2,128,971
Liberty Media Corp. - Capital*	21,500	1,119,290
Liberty Media Corp. - Starz*	14,980	971,902
Madison Square Garden, Inc., Class A*	11,875	250,325
McGraw-Hill Cos., Inc.	27,400	905,844
Meredith Corp.	6,000	199,860
New York Times Co., Class A*	39,500	305,730
News Corp., Class A	1,344,700	17,561,782
Omnicom Group, Inc.	17,400	686,952
Regal Entertainment Group, Class A	18,000	236,160
Thomson Reuters Corp.	73,800	2,769,714
Time Warner Cable, Inc.	476,513	25,726,937
Time Warner, Inc.	601,533	18,436,987
Viacom, Inc., Class B	142,500	5,157,075
Virgin Media, Inc.	96,900	2,230,638
Walt Disney Co.	572,140	18,943,555
Washington Post Co., Class B	1,800	718,938

		170,605,936

Multiline Retail (0.5%)
J.C. Penney Co., Inc.	46,600	1,266,588
Kohl’s Corp.*	215,000	11,326,200
Macy’s, Inc.	111,000	2,562,990
Sears Holdings Corp.*	13,300	959,462

		16,115,240

Specialty Retail (1.3%)
Aaron’s, Inc.	9,300	171,585
Abercrombie & Fitch Co., Class A	6,100	239,852
American Eagle Outfitters, Inc.	43,000	643,280
AutoNation, Inc.*	12,700	295,275
Foot Locker, Inc.	409,300	5,947,129
GameStop Corp., Class A*	44,600	879,066
Gap, Inc.	612,100	11,409,544
Lowe’s Cos., Inc.	100,300	2,235,687
Office Depot, Inc.*	1,069,200	4,918,320
RadioShack Corp.	36,600	780,678
Ross Stores, Inc.	167,700	9,159,774
Signet Jewelers Ltd.*	25,000	793,500
TJX Cos., Inc.	157,600	7,033,688

		44,507,378

Textiles, Apparel & Luxury Goods (0.2%)
Jones Apparel Group, Inc.	272,200	5,346,008
VF Corp.	25,800	2,090,316

		7,436,324

Total Consumer Discretionary		329,617,855

See Notes to Portfolio of Investments.

EQ ADVISORS TRUST

EQ/LARGE CAP VALUE PLUS PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

September 30, 2010 (Unaudited)

	Number of Shares	Value (Note 1)
Consumer Staples (8.9%)
Beverages (1.2%)
Brown-Forman Corp., Class B	7,700	$474,628
Central European Distribution Corp.*	20,600	459,792
Coca-Cola Co.	230,700	13,500,564
Coca-Cola Enterprises, Inc.	36,000	1,116,000
Constellation Brands, Inc., Class A*	419,300	7,417,417
Dr. Pepper Snapple Group, Inc.	49,800	1,768,896
Hansen Natural Corp.*	3,000	139,860
Molson Coors Brewing Co., Class B	38,500	1,817,970
PepsiCo, Inc.	200,200	13,301,288

		39,996,415

Food & Staples Retailing (1.2%)
BJ’s Wholesale Club, Inc.*	14,400	597,600
CVS Caremark Corp.	353,400	11,121,498
Kroger Co.	177,600	3,846,816
Safeway, Inc.	542,500	11,479,300
SUPERVALU, Inc.	62,000	714,860
Walgreen Co.	25,400	850,900
Wal-Mart Stores, Inc.	255,300	13,663,656

		42,274,630

Food Products (2.5%)
Archer-Daniels-Midland Co.	431,200	13,763,904
Bunge Ltd.	208,200	12,317,112
Campbell Soup Co.	21,500	768,625
ConAgra Foods, Inc.	267,800	5,875,532
Corn Products International, Inc.	22,000	825,000
Dean Foods Co.*	53,000	541,130
Del Monte Foods Co.	58,000	760,380
Flowers Foods, Inc.	13,900	345,276
General Mills, Inc.	78,500	2,868,390
H.J. Heinz Co.	54,500	2,581,665
Hershey Co.	18,700	889,933
Hormel Foods Corp.	20,200	900,920
J.M. Smucker Co.	34,800	2,106,444
Kellogg Co.	8,000	404,080
Kraft Foods, Inc., Class A	468,500	14,457,910
McCormick & Co., Inc. (Non-Voting)	19,400	815,576
Mead Johnson Nutrition Co.	51,600	2,936,556
RalCorp Holdings, Inc.*	16,100	941,528
Sara Lee Corp.	754,300	10,130,249
Smithfield Foods, Inc.*	495,400	8,337,582
Tyson Foods, Inc., Class A	87,200	1,396,944

		83,964,736

Household Products (2.4%)
Clorox Co.	2,400	160,224
Colgate-Palmolive Co.	74,100	5,695,326
Energizer Holdings, Inc.*	20,500	1,378,215
Kimberly-Clark Corp.	188,700	12,274,935
Procter & Gamble Co.	1,035,470	62,097,136

		81,605,836

Personal Products (0.0%)
Alberto-Culver Co.	19,400	730,410
NBTY, Inc.*	16,500	907,170

		1,637,580

Tobacco (1.6%)
Altria Group, Inc.	1,087,500	26,121,750
Lorillard, Inc.	44,700	3,589,857
Philip Morris International, Inc.	267,700	14,996,554
Reynolds American, Inc.	164,400	9,763,716

		54,471,877

Total Consumer Staples		303,951,074

Energy (9.1%)
Energy Equipment & Services (1.2%)
Atwood Oceanics, Inc.*	13,100	$398,895
Baker Hughes, Inc.	91,006	3,876,855
Cameron International Corp.*	30,600	1,314,576
Diamond Offshore Drilling, Inc.	13,600	921,672
Dresser-Rand Group, Inc.*	2,300	84,847
Ensco plc (ADR)	223,800	10,010,574
Exterran Holdings, Inc.*	16,500	374,715
Helmerich & Payne, Inc.	27,500	1,112,650
McDermott International, Inc.*	14,100	208,398
Nabors Industries Ltd.*	50,000	903,000
National Oilwell Varco, Inc.	122,400	5,443,128
Oceaneering International, Inc.*	16,100	867,146
Oil States International, Inc.*	13,700	637,735
Patterson-UTI Energy, Inc.	44,900	766,892
Pride International, Inc.*	31,000	912,330
Rowan Cos., Inc.*	201,600	6,120,576
Schlumberger Ltd.	50,693	3,123,196
SEACOR Holdings, Inc.*	6,200	527,992
Superior Energy Services, Inc.*	21,300	568,497
Tidewater, Inc.	15,200	681,112
Unit Corp.*	11,700	436,293
Weatherford International Ltd.*	129,000	2,205,900

		41,496,979

Oil, Gas & Consumable Fuels (7.9%)
Alpha Natural Resources, Inc.*	30,700	1,263,305
Anadarko Petroleum Corp.	144,500	8,243,725
Apache Corp.	106,471	10,408,605
Arch Coal, Inc.	13,900	371,269
Atlas Energy, Inc.*	6,100	174,704
Cabot Oil & Gas Corp.	30,300	912,333
Chesapeake Energy Corp.	190,100	4,305,765
Chevron Corp.	555,640	45,034,622
Cobalt International Energy, Inc.*	21,400	204,370
Comstock Resources, Inc.*	13,700	308,113
ConocoPhillips	617,020	35,435,458
Consol Energy, Inc.	35,700	1,319,472
Continental Resources, Inc.*	800	37,088
Denbury Resources, Inc.*	116,529	1,851,646
Devon Energy Corp.	297,900	19,286,046
El Paso Corp.	167,700	2,076,126
EQT Corp.	2,900	104,574
Exxon Mobil Corp.	397,206	24,543,359
Forest Oil Corp.*	208,100	6,180,570
Frontier Oil Corp.	30,900	414,060
Frontline Ltd.	2,600	73,918
Hess Corp.	257,600	15,229,312
Holly Corp.	4,200	120,750
Marathon Oil Corp.	539,100	17,844,210
Mariner Energy, Inc.*	27,900	676,017
Massey Energy Co.	30,100	933,702
Murphy Oil Corp.	49,400	3,058,848
Newfield Exploration Co.*	183,700	10,551,728
Nexen, Inc.	339,200	6,817,920
Noble Energy, Inc.	51,000	3,829,590
Occidental Petroleum Corp.	271,100	21,227,130
Peabody Energy Corp.	78,500	3,847,285
Petrohawk Energy Corp.*	25,500	411,570
Pioneer Natural Resources Co.	33,900	2,204,517
Plains Exploration & Production Co.*	40,900	1,090,803
QEP Resources, Inc.	51,100	1,540,154
Quicksilver Resources, Inc.*	32,300	406,980
SandRidge Energy, Inc.*	43,500	247,080

See Notes to Portfolio of Investments.

EQ ADVISORS TRUST

EQ/LARGE CAP VALUE PLUS PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

September 30, 2010 (Unaudited)

	Number of Shares	Value (Note 1)
SM Energy Co.	5,900	$221,014
Southern Union Co.	247,500	5,954,850
Spectra Energy Corp.	189,200	4,266,460
Sunoco, Inc.	35,200	1,284,800
Teekay Corp.	12,400	331,452
Tesoro Corp.	41,200	550,432
Valero Energy Corp.	165,100	2,890,901
Whiting Petroleum Corp.*	13,900	1,327,589
Williams Cos., Inc.	100,300	1,916,733

		271,330,955

Total Energy		312,827,934

Financials (17.1%)
Capital Markets (2.0%)
Ameriprise Financial, Inc.	60,100	2,844,533
Ares Capital Corp.	55,900	874,835
Bank of New York Mellon Corp.	354,300	9,257,859
BlackRock, Inc.	6,738	1,147,144
E*TRADE Financial Corp.*	64,200	933,468
Federated Investors, Inc., Class B	8,300	188,908
GLG Partners, Inc.*	3,300	14,850
Goldman Sachs Group, Inc.	180,900	26,154,522
Invesco Ltd.	95,300	2,023,219
Janus Capital Group, Inc.	48,700	533,265
Jefferies Group, Inc.	34,000	771,460
Legg Mason, Inc.	45,200	1,370,012
Morgan Stanley	657,200	16,219,696
Northern Trust Corp.	42,500	2,050,200
Raymond James Financial, Inc.	29,000	734,570
State Street Corp.	146,600	5,520,956

		70,639,497

Commercial Banks (4.1%)
Associated Banc-Corp.	50,500	666,095
BancorpSouth, Inc.	24,300	344,574
Bank of Hawaii Corp.	9,500	426,740
BB&T Corp.	537,700	12,947,816
BOK Financial Corp.	7,400	333,962
CapitalSource, Inc.	94,200	503,028
CIT Group, Inc.*	58,400	2,383,888
City National Corp./California	13,300	705,831
Comerica, Inc.	202,800	7,534,020
Commerce Bancshares, Inc./Missouri	21,135	794,465
Cullen/Frost Bankers, Inc.	15,300	824,211
East West Bancorp, Inc.	43,200	703,296
Fifth Third Bancorp	975,000	11,729,250
First Citizens BancShares, Inc./North Carolina, Class A	1,600	296,432
First Horizon National Corp.*	69,034	787,680
Fulton Financial Corp.	57,900	524,574
Huntington Bancshares, Inc./Ohio	209,300	1,186,731
KeyCorp	256,800	2,044,128
M&T Bank Corp.	21,500	1,758,915
Marshall & Ilsley Corp.	154,000	1,084,160
PNC Financial Services Group, Inc.	153,700	7,978,567
Popular, Inc.*	298,700	866,230
Regions Financial Corp.	366,800	2,666,636
SunTrust Banks, Inc.	146,000	3,771,180
Synovus Financial Corp.	228,700	562,602
TCF Financial Corp.	41,500	671,885
U.S. Bancorp	559,900	12,105,038
Valley National Bancorp	46,946	605,603
Wells Fargo & Co.	2,459,583	61,809,321
Wilmington Trust Corp.	26,600	238,868
Zions Bancorp	50,600	1,080,816

		139,936,542

Consumer Finance (0.5%)
AmeriCredit Corp.*	18,600	$454,956
Capital One Financial Corp.	309,800	12,252,590
Discover Financial Services	158,800	2,648,784
Green Dot Corp., Class A*	400	19,392
SLM Corp.*	141,800	1,637,790

		17,013,512

Diversified Financial Services (4.5%)
Bank of America Corp.	3,931,050	51,536,066
CBOE Holdings, Inc.	2,310	46,292
Citigroup, Inc.*	6,179,600	24,100,440
CME Group, Inc.	19,200	5,000,640
Interactive Brokers Group, Inc., Class A*	7,400	127,354
JPMorgan Chase & Co.	1,829,797	69,660,372
Leucadia National Corp.*	56,900	1,343,978
NASDAQ OMX Group, Inc.*	35,600	691,708
NYSE Euronext	59,800	1,708,486

		154,215,336

Insurance (4.1%)
ACE Ltd.	83,900	4,887,175
Aflac, Inc.	7,600	392,996
Alleghany Corp.*	2,015	610,605
Allied World Assurance Co. Holdings Ltd./Bermuda	14,800	837,532
Allstate Corp.	157,100	4,956,505
American Financial Group, Inc./Ohio	25,100	767,558
American International Group, Inc.*	35,259	1,378,627
American National Insurance Co.	2,100	159,537
Aon Corp.	78,700	3,077,957
Arch Capital Group Ltd.*	13,700	1,148,060
Arthur J. Gallagher & Co.	22,700	598,599
Aspen Insurance Holdings Ltd.	22,600	684,328
Assurant, Inc.	32,700	1,330,890
Assured Guaranty Ltd.	53,800	920,518
Axis Capital Holdings Ltd.	25,100	826,794
Berkshire Hathaway, Inc., Class B*	505,200	41,769,936
Brown & Brown, Inc.	15,400	310,926
Chubb Corp.	95,500	5,442,545
Cincinnati Financial Corp.	42,700	1,231,895
CNA Financial Corp.*	7,700	215,523
Endurance Specialty Holdings Ltd.	11,900	473,620
Erie Indemnity Co., Class A	2,300	128,938
Everest Reinsurance Group Ltd.	17,200	1,487,284
Fidelity National Financial, Inc., Class A	67,000	1,052,570
Genworth Financial, Inc., Class A*	116,400	1,422,408
Hanover Insurance Group, Inc.	13,100	615,700
Hartford Financial Services Group, Inc.	118,800	2,726,460
HCC Insurance Holdings, Inc.	33,600	876,624
Lincoln National Corp.	88,300	2,112,136
Loews Corp.	91,900	3,483,010
Markel Corp.*	2,900	999,311
Marsh & McLennan Cos., Inc.	12,300	296,676
MBIA, Inc.*	44,700	449,235
Mercury General Corp.	7,800	318,786
MetLife, Inc.	130,600	5,021,570
Old Republic International Corp.	70,400	975,040
OneBeacon Insurance Group Ltd., Class A	6,700	95,743
PartnerReinsurance Ltd.	22,900	1,836,122
Principal Financial Group, Inc.	93,400	2,420,928
Progressive Corp.	195,800	4,086,346

See Notes to Portfolio of Investments.

EQ ADVISORS TRUST

EQ/LARGE CAP VALUE PLUS PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

September 30, 2010 (Unaudited)

	Number of Shares	Value (Note 1)
Protective Life Corp.	25,000	$544,000
Prudential Financial, Inc.	135,600	7,346,808
Reinsurance Group of America, Inc.	21,400	1,033,406
Renaissance Reinsurance Holdings Ltd.	16,000	959,360
StanCorp Financial Group, Inc.	13,800	524,400
Symetra Financial Corp.	10,200	106,692
Torchmark Corp.	24,100	1,280,674
Transatlantic Holdings, Inc.	18,800	955,416
Travelers Cos., Inc.	337,725	17,595,473
Unitrin, Inc.	14,800	360,972
Unum Group	97,200	2,152,980
Validus Holdings Ltd.	19,200	506,112
W. R. Berkley Corp.	37,000	1,001,590
Wesco Financial Corp.	400	143,260
White Mountains Insurance Group Ltd.	2,300	709,458
XL Group plc	99,900	2,163,834

		139,811,448

Real Estate Investment Trusts (REITs) (1.7%)
Alexandria Real Estate Equities, Inc. (REIT)	14,600	1,022,000
AMB Property Corp. (REIT)	44,500	1,177,915
Annaly Capital Management, Inc. (REIT)	181,000	3,185,600
Apartment Investment & Management Co. (REIT), Class A	17,242	368,634
AvalonBay Communities, Inc. (REIT)	24,271	2,522,485
Boston Properties, Inc. (REIT)	40,600	3,374,672
Brandywine Realty Trust (REIT)	38,300	469,175
BRE Properties, Inc. (REIT)	18,600	771,900
Camden Property Trust (REIT)	19,200	921,024
Chimera Investment Corp. (REIT)	257,900	1,018,705
CommonWealth REIT (REIT)	18,800	481,280
Corporate Office Properties Trust/Maryland (REIT)	17,200	641,732
Developers Diversified Realty Corp. (REIT)	58,200	653,004
Digital Realty Trust, Inc. (REIT)	1,400	86,380
Douglas Emmett, Inc. (REIT)	35,700	625,107
Duke Realty Corp. (REIT)	73,400	850,706
Equity Residential (REIT)	77,400	3,681,918
Essex Property Trust, Inc. (REIT)	5,400	590,976
Federal Realty Investment Trust (REIT)	7,200	587,952
General Growth Properties, Inc. (REIT)	13,100	204,360
HCP, Inc. (REIT)	90,600	3,259,788
Health Care REIT, Inc.	36,300	1,718,442
Hospitality Properties Trust (REIT)	36,000	803,880
Host Hotels & Resorts, Inc. (REIT)	192,187	2,782,868
Kimco Realty Corp. (REIT)	118,440	1,865,430
Liberty Property Trust (REIT)	33,100	1,055,890
Macerich Co. (REIT)	37,855	1,625,872
Mack-Cali Realty Corp. (REIT)	23,200	758,872
Nationwide Health Properties, Inc. (REIT)	35,000	1,353,450
Piedmont Office Realty Trust, Inc. (REIT), Class A	15,200	287,432
Plum Creek Timber Co., Inc. (REIT)	27,400	967,220
ProLogis (REIT)	130,560	1,537,997
Public Storage (REIT)	3,800	368,752
Rayonier, Inc. (REIT)	16,500	826,980
Realty Income Corp. (REIT)	30,500	1,028,460
Regency Centers Corp. (REIT)	23,900	943,333
Senior Housing Properties Trust (REIT)	37,200	874,200
Simon Property Group, Inc. (REIT)	26,399	2,448,243
SL Green Realty Corp. (REIT)	22,800	1,443,924
Taubman Centers, Inc. (REIT)	15,900	709,299
UDR, Inc. (REIT)	44,205	933,610
Ventas, Inc. (REIT)	33,400	1,722,438
Vornado Realty Trust (REIT)	42,959	3,674,283
Weingarten Realty Investors (REIT)	35,100	765,882

		56,992,070

Real Estate Management & Development (0.0%)
Forest City Enterprises, Inc., Class A*	37,200	477,276
St. Joe Co.*	2,700	67,149

		544,425

Thrifts & Mortgage Finance (0.2%)
Capitol Federal Financial	5,400	133,380
First Niagara Financial Group, Inc.	61,000	710,650
Hudson City Bancorp., Inc.	126,300	1,548,438
New York Community Bancorp, Inc.	127,200	2,067,000
People’s United Financial, Inc.	108,500	1,420,265
TFS Financial Corp.	23,300	214,127
Washington Federal, Inc.	32,800	500,528

		6,594,388

Total Financials		585,747,218

Health Care (10.1%)
Biotechnology (1.2%)
Abraxis Bioscience, Inc.*	1,300	100,542
Amgen, Inc.*	428,100	23,592,591
Biogen Idec, Inc.*	70,700	3,967,684
Cephalon, Inc.*	22,000	1,373,680
Genzyme Corp.*	18,700	1,323,773
Gilead Sciences, Inc.*	318,000	11,323,980

		41,682,250

Health Care Equipment & Supplies (0.5%)
Alere, Inc.*	17,400	538,182
Baxter International, Inc.	29,100	1,388,361
Beckman Coulter, Inc.	20,500	1,000,195
Boston Scientific Corp.*	442,900	2,714,977
CareFusion Corp.*	41,300	1,025,892
Cooper Cos., Inc.	10,700	494,554
Hill-Rom Holdings, Inc.	2,900	104,081
Hologic, Inc.*	75,600	1,210,356
Kinetic Concepts, Inc.*	16,600	607,228
Medtronic, Inc.	74,300	2,494,994
Teleflex, Inc.	9,900	562,122
Zimmer Holdings, Inc.*	59,300	3,103,169

		15,244,111

Health Care Providers & Services (1.3%)
Aetna, Inc.	124,100	3,922,801
Brookdale Senior Living, Inc.*	21,500	350,665
Cardinal Health, Inc.	69,400	2,292,976
CIGNA Corp.	80,800	2,891,024
Community Health Systems, Inc.*	81,800	2,533,346
Coventry Health Care, Inc.*	43,200	930,096
Emdeon, Inc., Class A*	600	7,308
Health Net, Inc.*	29,000	788,510
Humana, Inc.*	49,700	2,496,928
LifePoint Hospitals, Inc.*	16,100	564,466
McKesson Corp.	45,000	2,780,100
MEDNAX, Inc.*	800	42,640
Omnicare, Inc.	31,600	754,608
Quest Diagnostics, Inc.	5,900	297,773
Tenet Healthcare Corp.*	39,300	185,496

See Notes to Portfolio of Investments.

EQ ADVISORS TRUST

EQ/LARGE CAP VALUE PLUS PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

September 30, 2010 (Unaudited)

	Number of Shares	Value (Note 1)
UnitedHealth Group, Inc.	443,800	$15,581,818
Universal Health Services, Inc., Class B	24,500	952,070
WellPoint, Inc.*	116,800	6,615,552

		43,988,177

Life Sciences Tools & Services (0.2%)
Bio-Rad Laboratories, Inc., Class A*	5,700	515,907
Charles River Laboratories International, Inc.*	14,700	487,305
Life Technologies Corp.*	15,600	728,364
PerkinElmer, Inc.	18,700	432,718
Thermo Fisher Scientific, Inc.*	119,900	5,740,812

		7,905,106

Pharmaceuticals (6.9%)
Abbott Laboratories, Inc.	237,700	12,417,448
AstraZeneca plc (ADR)	247,700	12,558,390
Bristol-Myers Squibb Co.	502,300	13,617,353
Eli Lilly and Co.	228,800	8,358,064
Endo Pharmaceuticals Holdings, Inc.*	33,900	1,126,836
Forest Laboratories, Inc.*	83,400	2,579,562
Johnson & Johnson	1,126,310	69,786,168
King Pharmaceuticals, Inc.*	72,900	726,084
Merck & Co., Inc.	1,079,928	39,752,150
Mylan, Inc.*	14,200	267,102
Pfizer, Inc.	4,106,801	70,513,773
Sanofi-Aventis S.A. (ADR)	146,000	4,854,500
Watson Pharmaceuticals, Inc.*	32,600	1,379,306

		237,936,736

Total Health Care		346,756,380

Industrials (6.5%)
Aerospace & Defense (1.4%)
Alliant Techsystems, Inc.*	700	52,780
BE Aerospace, Inc.*	28,100	851,711
Boeing Co.	42,100	2,801,334
General Dynamics Corp.	101,000	6,343,810
Goodrich Corp.	26,300	1,939,099
ITT Corp.	53,600	2,510,088
L-3 Communications Holdings, Inc.	33,800	2,442,726
Lockheed Martin Corp.	19,400	1,382,832
Northrop Grumman Corp.	292,300	17,722,149
Raytheon Co.	154,600	7,066,766
Rockwell Collins, Inc.	21,800	1,269,850
Spirit AeroSystems Holdings, Inc., Class A*	26,300	524,159
United Technologies Corp.	23,500	1,673,905

		46,581,209

Air Freight & Logistics (0.2%)
FedEx Corp.	65,300	5,583,150
UTi Worldwide, Inc.	4,800	77,184

		5,660,334

Airlines (0.3%)
AMR Corp.*	65,700	411,939
Copa Holdings S.A., Class A	3,200	172,512
Delta Air Lines, Inc.*	643,400	7,489,176
Southwest Airlines Co.	188,500	2,463,695
UAL Corp.*	12,300	290,649

		10,827,971

Building Products (0.0%)
Armstrong World Industries, Inc.*	5,400	224,154
Masco Corp.	73,300	807,033
Owens Corning, Inc.*	14,800	379,324
USG Corp.*	11,600	153,004

		1,563,515

Commercial Services & Supplies (0.4%)
Avery Dennison Corp.	30,400	$1,128,448
Cintas Corp.	38,800	1,068,940
Corrections Corp. of America*	27,400	676,232
Covanta Holding Corp.	35,600	560,700
KAR Auction Services, Inc.*	6,900	87,009
Pitney Bowes, Inc.	17,200	367,736
R.R. Donnelley & Sons Co.	57,000	966,720
Republic Services, Inc.	66,530	2,028,500
Waste Connections, Inc.*	4,700	186,402
Waste Management, Inc.	141,100	5,042,914

		12,113,601

Construction & Engineering (0.2%)
Aecom Technology Corp.*	20,500	497,330
Chicago Bridge & Iron Co. N.V. (N.Y. Shares)*	17,500	427,875
Fluor Corp.	49,100	2,431,923
Jacobs Engineering Group, Inc.*	14,500	561,150
KBR, Inc.	44,200	1,089,088
Quanta Services, Inc.*	61,400	1,171,512
Shaw Group, Inc.*	10,400	349,024
URS Corp.*	24,200	919,116

		7,447,018

Electrical Equipment (0.0%)
Babcock & Wilcox Co.*	7,050	150,024
General Cable Corp.*	9,700	263,064
Hubbell, Inc., Class B	10,500	532,875
Regal-Beloit Corp.	1,800	105,642
Thomas & Betts Corp.*	12,700	520,954

		1,572,559

Industrial Conglomerates (1.7%)
Carlisle Cos., Inc.	16,500	494,175
General Electric Co.	3,174,010	51,577,662
Textron, Inc.	38,700	795,672
Tyco International Ltd.	127,500	4,683,075

		57,550,584

Machinery (1.5%)
AGCO Corp.*	27,200	1,061,072
Caterpillar, Inc.	103,100	8,111,908
CNH Global N.V.*	6,200	227,168
Crane Co.	14,400	546,336
Danaher Corp.	11,500	467,015
Deere & Co.	7,000	488,460
Dover Corp.	20,100	1,049,421
Eaton Corp.	86,200	7,110,638
Flowserve Corp.	2,500	273,550
Gardner Denver, Inc.	900	48,312
Harsco Corp.	21,700	533,386
IDEX Corp.	4,100	145,591
Ingersoll-Rand plc	361,100	12,894,881
Kennametal, Inc.	6,000	185,580
Parker Hannifin Corp.	167,500	11,735,050
Pentair, Inc.	13,800	464,094
Snap-On, Inc.	16,900	786,019
SPX Corp.	11,800	746,704
Terex Corp.*	168,200	3,855,144
Timken Co.	6,600	253,176
Trinity Industries, Inc.	23,100	514,437
Wabtec Corp.	11,800	563,922

		52,061,864

Marine (0.0%)
Alexander & Baldwin, Inc.	12,000	418,080
Kirby Corp.*	14,800	592,888

		1,010,968

See Notes to Portfolio of Investments.

EQ ADVISORS TRUST

EQ/LARGE CAP VALUE PLUS PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

September 30, 2010 (Unaudited)

	Number of Shares	Value (Note 1)
Professional Services (0.1%)
Equifax, Inc.	37,000	$1,154,400
FTI Consulting, Inc.*	2,600	90,194
Manpower, Inc.	23,900	1,247,580
Towers Watson & Co., Class A	10,600	521,308

		3,013,482

Road & Rail (0.7%)
Con-way, Inc.	14,400	446,256
CSX Corp.	113,700	6,289,884
Hertz Global Holdings, Inc.*	8,200	86,838
Kansas City Southern*	12,300	460,143
Norfolk Southern Corp.	108,100	6,433,031
Ryder System, Inc.	7,300	312,221
Union Pacific Corp.	129,400	10,584,920

		24,613,293

Trading Companies & Distributors (0.0%)
GATX Corp.	9,800	287,336
WESCO International, Inc.*	8,400	330,036

		617,372

Total Industrials		224,633,770

Information Technology (6.6%)
Communications Equipment (0.5%)
Brocade Communications
Systems, Inc.*	129,700	757,448
CommScope, Inc.*	27,500	652,850
EchoStar Corp., Class A*	10,800	206,064
Motorola, Inc.*	1,550,200	13,223,206
Tellabs, Inc.	112,500	838,125

		15,677,693

Computers & Peripherals (1.4%)
Apple, Inc.*	34,300	9,732,625
Dell, Inc.*	994,100	12,883,536
Diebold, Inc.	15,100	469,459
Hewlett-Packard Co.	485,500	20,424,985
Lexmark International, Inc., Class A*	22,900	1,021,798
Seagate Technology plc*	39,500	465,310
Western Digital Corp.*	51,600	1,464,924

		46,462,637

Electronic Equipment, Instruments & Components (0.6%)
Arrow Electronics, Inc.*	31,500	841,995
Avnet, Inc.*	44,300	1,196,543
AVX Corp.	12,900	178,278
Corning, Inc.	398,900	7,291,892
Ingram Micro, Inc., Class A*	43,100	726,666
Itron, Inc.*	900	55,107
Jabil Circuit, Inc.	15,400	221,914
Molex, Inc.	38,800	812,084
Tech Data Corp.*	15,100	608,530
Tyco Electronics Ltd.	287,300	8,394,906
Vishay Intertechnology, Inc.*	50,300	486,904
Vishay Precision Group, Inc.*	3,535	55,181

		20,870,000

Internet Software & Services (0.3%)
AOL, Inc.*	31,112	770,022
eBay, Inc.*	208,300	5,082,520
IAC/InterActiveCorp*	15,100	396,677
Monster Worldwide, Inc.*	18,500	239,760
Yahoo!, Inc.*	233,800	3,312,946

		9,801,925

IT Services (1.1%)
Accenture plc, Class A	194,100	8,247,309
Amdocs Ltd.*	43,400	1,243,844
Broadridge Financial Solutions, Inc.	3,300	75,471
Computer Sciences Corp.	45,100	$2,074,600
Convergys Corp.*	29,000	303,050
CoreLogic, Inc.	34,100	653,356
Fidelity National Information Services, Inc.	77,094	2,091,560
Fiserv, Inc.*	14,900	801,918
International Business Machines Corp.	164,100	22,012,374
Total System Services, Inc.	48,000	731,520

		38,235,002

Office Electronics (0.1%)
Xerox Corp.	402,762	4,168,587
Zebra Technologies Corp., Class A* .	7,200	242,208

		4,410,795

Semiconductors & Semiconductor Equipment (1.0%)
Advanced Micro Devices, Inc.*	108,200	769,302
Atmel Corp.*	14,100	112,236
Fairchild Semiconductor International, Inc.*	36,600	344,040
Intel Corp.	1,101,900	21,189,537
International Rectifier Corp.*	20,600	434,454
Intersil Corp., Class A	23,700	277,053
KLA-Tencor Corp.	46,900	1,652,287
LSI Corp.*	190,900	870,504
MEMC Electronic Materials, Inc.*	38,700	461,304
Micron Technology, Inc.*	249,900	1,801,779
National Semiconductor Corp.	6,300	80,451
Novellus Systems, Inc.*	3,100	82,398
PMC-Sierra, Inc.*	63,400	466,624
SunPower Corp., Class A*	17,300	249,120
Texas Instruments, Inc.	195,300	5,300,442

		34,091,531

Software (1.6%)
Activision Blizzard, Inc.	110,400	1,194,528
CA, Inc.	21,100	445,632
Compuware Corp.*	28,500	243,105
Electronic Arts, Inc.*	5,700	93,651
Microsoft Corp.	2,000,700	48,997,143
Novell, Inc.*	101,700	607,149
Symantec Corp.*	211,400	3,206,938
Synopsys, Inc.*	41,000	1,015,570

		55,803,716

Total Information Technology		225,353,299

Materials (2.7%)
Chemicals (1.3%)
Agrium, Inc. (When Issued)	39,600	2,969,604
Ashland, Inc.	20,900	1,019,293
Cabot Corp.	19,100	622,087
CF Industries Holdings, Inc.	65,691	6,273,490
Cytec Industries, Inc.	14,300	806,234
Dow Chemical Co.	337,350	9,263,631
E.I. du Pont de Nemours & Co.	389,200	17,366,104
Eastman Chemical Co.	16,800	1,243,200
FMC Corp.	6,700	458,347
Huntsman Corp.	55,000	635,800
Intrepid Potash, Inc.*	13,000	338,910
PPG Industries, Inc.	40,600	2,955,680
RPM International, Inc.	18,900	376,488
Sherwin-Williams Co.	10,300	773,942
Sigma-Aldrich Corp.	2,700	163,026
Valspar Corp.	26,100	831,285

		46,097,121

See Notes to Portfolio of Investments.

EQ ADVISORS TRUST

EQ/LARGE CAP VALUE PLUS PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

September 30, 2010 (Unaudited)

	Number of Shares	Value (Note 1)
Construction Materials (0.0%)
Vulcan Materials Co.	37,300	$1,377,116

Containers & Packaging (0.2%)
AptarGroup, Inc.	19,800	904,266
Ball Corp.	21,300	1,253,505
Bemis Co., Inc.	31,800	1,009,650
Greif, Inc., Class A	10,100	594,284
Owens-Illinois, Inc.*	33,300	934,398
Packaging Corp. of America	30,100	697,417
Pactiv Corp.*	3,900	128,622
Sealed Air Corp.	46,500	1,045,320
Sonoco Products Co.	29,300	979,792
Temple-Inland, Inc.	25,600	477,696

		8,024,950

Metals & Mining (1.0%)
AK Steel Holding Corp.	27,300	377,013
Alcoa, Inc.	255,000	3,088,050
Cliffs Natural Resources, Inc.	49,300	3,151,256
Commercial Metals Co.	33,300	482,517
Freeport-McMoRan Copper & Gold, Inc.	166,400	14,208,896
Newmont Mining Corp.	49,000	3,077,690
Nucor Corp.	52,600	2,009,320
Reliance Steel & Aluminum Co.	19,200	797,376
Royal Gold, Inc.	13,200	657,888
Schnitzer Steel Industries, Inc., Class A	5,100	246,228
Steel Dynamics, Inc.	242,400	3,420,264
United States Steel Corp.	34,000	1,490,560
Walter Energy, Inc.	3,400	276,386

		33,283,444

Paper & Forest Products (0.2%)
Domtar Corp.	12,300	794,334
International Paper Co.	28,300	615,525
MeadWestvaco Corp.	49,900	1,216,562
Weyerhaeuser Co.	156,297	2,463,241

		5,089,662

Total Materials		93,872,293

Telecommunication Services (4.1%)
Diversified Telecommunication Services (3.5%)
AT&T, Inc.	2,347,300	67,132,780
CenturyLink, Inc.	254,121	10,027,615
Frontier Communications Corp.	177,426	1,449,570
Level 3 Communications, Inc.*	297,000	278,378
Qwest Communications International, Inc.	1,572,100	9,857,067
Verizon Communications, Inc.	949,400	30,940,946
Windstream Corp.	82,500	1,013,925

		120,700,281

Wireless Telecommunication Services (0.6%)
Clearwire Corp., Class A*	10,000	80,900
Leap Wireless International, Inc.*	17,800	219,830
MetroPCS Communications, Inc.*	38,300	400,618
NII Holdings, Inc.*	10,300	423,330
Sprint Nextel Corp.*	1,686,600	7,808,958
Telephone & Data Systems, Inc.	24,700	810,160
U.S. Cellular Corp.*	4,500	206,865
Vodafone Group plc (ADR)	397,500	9,861,975

		19,812,636

Total Telecommunication Services		140,512,917

Utilities (4.9%)
Electric Utilities (2.2%)
Allegheny Energy, Inc.	49,500	$1,213,740
American Electric Power Co., Inc.	185,770	6,730,447
DPL, Inc.	34,700	906,711
Duke Energy Corp.	383,500	6,791,785
Edison International	291,400	10,021,246
Entergy Corp.	55,300	4,232,109
Exelon Corp.	193,000	8,217,940
FirstEnergy Corp.	89,000	3,430,060
Great Plains Energy, Inc.	39,500	746,550
Hawaiian Electric Industries, Inc.	27,200	613,088
ITC Holdings Corp.	1,800	112,050
NextEra Energy, Inc.	121,100	6,586,629
Northeast Utilities	51,400	1,519,898
NV Energy, Inc.	68,600	902,090
Pepco Holdings, Inc.	252,300	4,692,780
Pinnacle West Capital Corp.	31,700	1,308,259
PPL Corp.	140,800	3,833,984
Progress Energy, Inc.	83,900	3,726,838
Southern Co.	240,900	8,971,116
Westar Energy, Inc.	32,300	782,629

		75,339,949

Gas Utilities (0.3%)
AGL Resources, Inc.	22,700	870,772
Atmos Energy Corp.	27,200	795,600
Energen Corp.	21,000	960,120
National Fuel Gas Co.	21,500	1,113,915
Oneok, Inc.	31,100	1,400,744
Questar Corp.	51,100	895,783
UGI Corp.	208,600	5,968,046

		12,004,980

Independent Power Producers & Energy Traders (0.5%)
AES Corp.*	195,600	2,220,060
Calpine Corp.*	54,500	678,525
Constellation Energy Group, Inc.	317,100	10,223,304
Mirant Corp.*	42,400	422,304
NRG Energy, Inc.*	74,500	1,551,090
Ormat Technologies, Inc.	2,800	81,676
RRI Energy, Inc.*	103,200	366,360

		15,543,319

Multi-Utilities (1.8%)
Alliant Energy Corp.	32,300	1,174,105
Ameren Corp.	69,600	1,976,640
CenterPoint Energy, Inc.	122,800	1,930,416
CMS Energy Corp.	347,900	6,269,158
Consolidated Edison, Inc.	82,400	3,973,328
Dominion Resources, Inc.	174,100	7,601,206
DTE Energy Co.	49,200	2,259,756
Integrys Energy Group, Inc.	22,500	1,171,350
MDU Resources Group, Inc.	54,900	1,095,255
NiSource, Inc.	571,600	9,945,840
NSTAR	31,200	1,227,720
OGE Energy Corp.	28,400	1,132,308
PG&E Corp.	108,800	4,941,696
Public Service Enterprise Group, Inc.	147,800	4,889,224
SCANA Corp.	33,000	1,330,560
Sempra Energy	72,300	3,889,740
TECO Energy, Inc.	62,400	1,080,768
Vectren Corp.	23,700	613,119
Wisconsin Energy Corp.	34,200	1,976,760
Xcel Energy, Inc.	134,200	3,082,574

		61,561,523

See Notes to Portfolio of Investments.

EQ ADVISORS TRUST

EQ/LARGE CAP VALUE PLUS PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

September 30, 2010 (Unaudited)

	Number of Shares	Value (Note 1)
Water Utilities (0.1%)
American Water Works Co., Inc.	51,000	$1,186,770
Aqua America, Inc.	40,000	816,000

		2,002,770

Total Utilities		166,452,541

Total Common Stocks (79.6%) (Cost $2,366,167,307)		2,729,725,281

	Principal Amount	Value (Note 1)
SHORT-TERM INVESTMENTS:
Government Securities (1.8%)
U.S. Treasury Bills
0.11%, 11/4/10 #(p)	$58,713,000	58,706,497

Time Deposit (18.9%)
JPMorgan Chase Nassau
0.000%, 10/1/10	649,030,133	649,030,133

Total Short-Term Investments (20.7%) (Cost/Amortized Cost $707,732,368)		707,736,630

Total Investments (100.3%) (Cost/Amortized Cost $3,073,899,675)		3,437,461,911
Other Assets Less Liabilities (-0.3%)		(8,955,715)

Net Assets (100%)		$3,428,506,196

*	Non-income producing.

#	All, or a portion of security held by broker as collateral for financial futures contracts, with a total collateral value of $58,706,497.

(p)	Yield to maturity.

Glossary:

ADR — American Depositary Receipt

At September 30, 2010, the Portfolio had the following futures contracts open: (Note 1)

Purchases	Number of Contracts	Expiration Date	Original Value	Value at 9/30/2010	Unrealized Appreciation/ (Depreciation)
S&P 500 E-Mini Index	11,866	December-10	$661,059,387	$674,404,110	$13,344,723
S&P MidCap 400 E-Mini Index	386	December-10	29,657,438	30,883,860	1,226,422

					$14,571,145

See Notes to Portfolio of Investments.

EQ ADVISORS TRUST

EQ/LARGE CAP VALUE PLUS PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

September 30, 2010 (Unaudited)

The following is a summary of the inputs used to value the Portfolio’s assets and liabilities carried at fair value as of September 30, 2010:

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. For example, money market securities are valued using amortized cost, in accordance with rules under the Investment Company Act of 1940. Generally, amortized cost approximates the current fair value of a security, but since the value is not obtained from a quoted price in an active market, such securities are reflected as Level 2.

Various inputs are used in determining the value of the Portfolio’s investments. These inputs are summarized in the three broad levels listed below:

Investment Type	Level 1 Quoted prices in active markets for identical securities	Level 2 Significant other observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)	Level 3 Significant unobservable inputs (including the Portfolio’s own assumptions in determining the fair value of investments)	Total
Assets:
Common Stocks
Consumer Discretionary	$329,617,855	$—	$—	$329,617,855
Consumer Staples	303,951,074	—	—	303,951,074
Energy	312,827,934	—	—	312,827,934
Financials	585,747,218	—	—	585,747,218
Health Care	346,756,380	—	—	346,756,380
Industrials	224,633,770	—	—	224,633,770
Information Technology	225,353,299	—	—	225,353,299
Materials	93,872,293	—	—	93,872,293
Telecommunication Services	140,512,917	—	—	140,512,917
Utilities	166,452,541	—	—	166,452,541
Futures	14,571,145	—	—	14,571,145
Short-Term Investments	—	707,736,630	—	707,736,630

Total Assets	$2,744,296,426	$707,736,630	$—	$3,452,033,056

Total Liabilities	$—	$—	$—	$—

Total	$2,744,296,426	$707,736,630	$—	$3,452,033,056

Investment security transactions for the nine months ended September 30, 2010 were as follows:

Cost of Purchases:
Stocks and long-term corporate debt securities	$1,045,399,765
Net Proceeds of Sales and Redemptions:
Stocks and long-term corporate debt securities	$2,321,725,371

As of September 30, 2010, the gross unrealized appreciation (depreciation) of investments based on the aggregate cost of investments for Federal income tax purposes was as follows:

Aggregate gross unrealized appreciation	$260,379,914
Aggregate gross unrealized depreciation	(132,503,593)

Net unrealized appreciation	$127,876,321

Federal income tax cost of investments	$3,309,585,590

See Notes to Portfolio of Investments.

EQ ADVISORS TRUST

EQ/LORD ABBETT GROWTH AND INCOME PORTFOLIO

PORTFOLIO OF INVESTMENTS

September 30, 2010 (Unaudited)

	Number of Shares	Value (Note 1)
COMMON STOCKS:
Consumer Discretionary (11.4%)
Automobiles (1.5%)
Ford Motor Co.*	234,070	$2,865,017

Hotels, Restaurants & Leisure (3.1%)
Carnival Corp.	50,100	1,914,321
Hyatt Hotels Corp., Class A*	48,260	1,804,441
Marriott International, Inc., Class A	63,043	2,258,831

		5,977,593

Household Durables (0.4%)
Pulte Group, Inc.*	87,920	770,179

Internet & Catalog Retail (2.0%)
HSN, Inc.*	124,426	3,720,337

Media (2.7%)
Comcast Corp., Class A	193,020	3,489,802
Omnicom Group, Inc.	14,620	577,197
Time Warner Cable, Inc.	19,031	1,027,484
Time Warner, Inc.	220	6,743

		5,101,226

Multiline Retail (1.3%)
Target Corp.	44,970	2,403,197

Specialty Retail (0.4%)
J. Crew Group, Inc.*	25,640	862,017

Total Consumer Discretionary		21,699,566

Consumer Staples (4.5%)
Beverages (0.7%)
PepsiCo, Inc.	20,210	1,342,753

Food & Staples Retailing (1.3%)
Kroger Co.	114,776	2,486,048

Food Products (1.6%)
Archer-Daniels-Midland Co.	93,160	2,973,667

Household Products (0.9%)
Colgate-Palmolive Co.	21,630	1,662,482

Total Consumer Staples		8,464,950

Energy (13.3%)
Energy Equipment & Services (2.9%)
Halliburton Co.	48,720	1,611,170
Schlumberger Ltd.	61,259	3,774,167

		5,385,337

Oil, Gas & Consumable Fuels (10.4%)
Anadarko Petroleum Corp.	23,820	1,358,931
Apache Corp.	7,940	776,214
Chevron Corp.	80,690	6,539,925
El Paso Corp.	156,050	1,931,899
Exxon Mobil Corp.	66,441	4,105,389
Hess Corp.	31,550	1,865,236
Marathon Oil Corp.	36,340	1,202,854
Suncor Energy, Inc.	38,130	1,241,132
Valero Energy Corp.	40,210	704,077

		19,725,657

Total Energy		25,110,994

Financials (29.5%)
Capital Markets (8.8%)
Bank of New York Mellon Corp.	159,327	$4,163,214
Charles Schwab Corp.	173,140	2,406,646
Franklin Resources, Inc.	12,070	1,290,283
Goldman Sachs Group, Inc.	33,690	4,870,900
Morgan Stanley	90,970	2,245,140
State Street Corp.	45,160	1,700,726

		16,676,909

Commercial Banks (10.5%)
KeyCorp.	242,410	1,929,584
M&T Bank Corp.	15,630	1,278,690
PNC Financial Services Group, Inc.	45,330	2,353,080
Regions Financial Corp.	139,650	1,015,256
SunTrust Banks, Inc.	170,290	4,398,591
Wells Fargo & Co.	280,980	7,061,027
Zions Bancorp	82,550	1,763,268

		19,799,496

Diversified Financial Services (8.0%)
Bank of America Corp.	264,386	3,466,100
CBOE Holdings, Inc.	110	2,204
Citigroup, Inc.*	874,480	3,410,472
JPMorgan Chase & Co.	217,879	8,294,654

		15,173,430

Insurance (1.9%)
Berkshire Hathaway, Inc., Class B*	22,630	1,871,048
MetLife, Inc.	46,768	1,798,230

		3,669,278

Real Estate Investment Trusts (REITs) (0.3%)
Annaly Capital Management, Inc. (REIT)	26,500	466,400

Total Financials		55,785,513

Health Care (10.3%)
Biotechnology (1.5%)
Amgen, Inc.*	53,140	2,928,545

Health Care Equipment & Supplies (0.9%)
Baxter International, Inc.	20,440	975,193
Covidien plc	19,380	778,882

		1,754,075

Health Care Providers & Services (3.0%)
CIGNA Corp.	30,410	1,088,070
Tenet Healthcare Corp.*	53,170	250,962
UnitedHealth Group, Inc.	121,640	4,270,781

		5,609,813

Pharmaceuticals (4.9%)
Abbott Laboratories, Inc.	55,617	2,905,432
Johnson & Johnson	26,960	1,670,442
Merck & Co., Inc.	47,690	1,755,469
Pfizer, Inc.	60,050	1,031,058
Teva Pharmaceutical Industries Ltd. (ADR)	36,010	1,899,527

		9,261,928

Total Health Care		19,554,361

Industrials (10.1%)
Aerospace & Defense (0.5%)
Lockheed Martin Corp.	13,470	960,141

Airlines (2.4%)
AMR Corp.*	147,300	923,571

See Notes to Portfolio of Investments.

EQ ADVISORS TRUST

EQ/LORD ABBETT GROWTH AND INCOME PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

September 30, 2010 (Unaudited)

	Number of Shares	Value (Note 1)
Delta Air Lines, Inc.*	306,370	$3,566,147

		4,489,718

Construction & Engineering (0.3%)
Fluor Corp.	12,360	612,191

Electrical Equipment (0.7%)
Emerson Electric Co.	23,780	1,252,255

Machinery (4.3%)
Caterpillar, Inc.	48,670	3,829,356
Eaton Corp.	53,166	4,385,663

		8,215,019

Road & Rail (1.9%)
Hertz Global Holdings, Inc.*	341,970	3,621,462

Total Industrials		19,150,786

Information Technology (2.6%)
Communications Equipment (0.0%)
Juniper Networks, Inc.*	120	3,642

Computers & Peripherals (0.8%)
EMC Corp.*	78,230	1,588,851

Semiconductors & Semiconductor Equipment (0.7%)
Intel Corp.	46,540	894,964
Texas Instruments, Inc.	18,890	512,675

		1,407,639

Software (1.1%)
Oracle Corp.	74,620	2,003,547

Total Information Technology		5,003,679

Materials (9.7%)
Chemicals (2.6%)
Dow Chemical Co.	70,710	1,941,697
Mosaic Co.	41,410	2,433,251
Potash Corp. of Saskatchewan, Inc.	3,970	571,839

		4,946,787

Metals & Mining (6.0%)
Barrick Gold Corp.	78,740	3,644,875
Cliffs Natural Resources, Inc.	26,080	1,667,034
Freeport-McMoRan Copper & Gold, Inc.	12,790	1,092,138
Newmont Mining Corp.	53,040	3,331,442
United States Steel Corp.	38,640	1,693,977

		11,429,466

Paper & Forest Products (1.1%)
International Paper Co.	91,010	1,979,468

Total Materials		18,355,721

Telecommunication Services (2.9%)
Diversified Telecommunication Services (2.9%)
AT&T, Inc.	115,947	3,316,084
Verizon Communications, Inc.	65,570	2,136,927

Total Telecommunication Services		5,453,011

Utilities (2.5%)
Electric Utilities (1.3%)
NextEra Energy, Inc.	11,820	642,889
Progress Energy, Inc.	25,740	1,143,371
Southern Co.	20,050	746,662

		2,532,922

Multi-Utilities (1.2%)
PG&E Corp.	38,760	$1,760,479
Public Service Enterprise Group, Inc.	14,680	485,615

		2,246,094

Total Utilities		4,779,016

Total Common Stocks (96.8%) (Cost $165,159,775)		183,357,597

	Principal Amount	Value (Note 1)
SHORT-TERM INVESTMENT:
Time Deposit (6.0%)
JPMorgan Chase Nassau
0.000%, 10/1/10
(Amortized Cost $11,375,633)	$11,375,633	11,375,633

Total Investments (102.8%) (Cost/Amortized Cost $176,535,408)		194,733,230
Other Assets Less Liabilities (-2.8%)		(5,382,866)

Net Assets (100%)		$189,350,364

*	Non-income producing.

Glossary:

ADR — American Depositary Receipt

See Notes to Portfolio of Investments.

EQ ADVISORS TRUST

EQ/LORD ABBETT GROWTH AND INCOME PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

September 30, 2010 (Unaudited)

The following is a summary of the inputs used to value the Portfolio’s assets and liabilities carried at fair value as of September 30, 2010:

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. For example, money market securities are valued using amortized cost, in accordance with rules under the Investment Company Act of 1940. Generally, amortized cost approximates the current fair value of a security, but since the value is not obtained from a quoted price in an active market, such securities are reflected as Level 2.

Various inputs are used in determining the value of the Portfolio’s investments. These inputs are summarized in the three broad levels listed below:

Investment Type	Level 1 Quoted prices in active markets for identical securities	Level 2 Significant other observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)	Level 3 Significant unobservable inputs (including the Portfolio’s own assumptions in determining the fair value of investments)	Total
Assets:
Common Stocks
Consumer Discretionary	$21,699,566	$—	$—	$21,699,566
Consumer Staples	8,464,950	—	—	8,464,950
Energy	25,110,994	—	—	25,110,994
Financials	55,785,513	—	—	55,785,513
Health Care	19,554,361	—	—	19,554,361
Industrials	19,150,786	—	—	19,150,786
Information Technology	5,003,679	—	—	5,003,679
Materials	18,355,721	—	—	18,355,721
Telecommunication Services	5,453,011	—	—	5,453,011
Utilities	4,779,016	—	—	4,779,016
Short-Term Investments	—	11,375,633	—	11,375,633

Total Assets	$183,357,597	$11,375,633	$—	$194,733,230

Total Liabilities	$—	$—	$—	$—

Total	$183,357,597	$11,375,633	$—	$194,733,230

Investment security transactions for the nine months ended September 30, 2010 were as follows:

Cost of Purchases:
Stocks and long-term corporate debt securities	$78,123,011
Net Proceeds of Sales and Redemptions:
Stocks and long-term corporate debt securities	$62,735,165

As of September 30, 2010, the gross unrealized appreciation (depreciation) of investments based on the aggregate cost of investments for Federal income tax purposes was as follows:

Aggregate gross unrealized appreciation	$19,839,583
Aggregate gross unrealized depreciation	(6,102,399)

Net unrealized appreciation	$13,737,184

Federal income tax cost of investments	$180,996,046

See Notes to Portfolio of Investments.

EQ ADVISORS TRUST

EQ/LORD ABBETT LARGE CAP CORE PORTFOLIO

PORTFOLIO OF INVESTMENTS

September 30, 2010 (Unaudited)

	Number of Shares	Value (Note 1)
COMMON STOCKS:
Consumer Discretionary (13.0%)
Hotels, Restaurants & Leisure (6.1%)
Boyd Gaming Corp.*	39,509	$286,440
Carnival Corp.	65,000	2,483,650
Darden Restaurants, Inc.	17,234	737,271
Hyatt Hotels Corp., Class A*	17,732	662,999
International Game Technology	27,212	393,213
Marriott International, Inc., Class A	99,880	3,578,700
MGM Resorts International*	53,797	606,830
Royal Caribbean Cruises Ltd.*	16,122	508,327
Starwood Hotels & Resorts Worldwide, Inc.	37,521	1,971,729
Wynn Resorts Ltd.	29,136	2,528,131

		13,757,290

Internet & Catalog Retail (0.1%)
Amazon.com, Inc.*	1,584	248,783

Media (2.0%)
DreamWorks Animation SKG, Inc., Class A*	5,205	166,091
Interpublic Group of Cos., Inc.*	105,914	1,062,317
Time Warner, Inc.	41,401	1,268,941
Walt Disney Co.	59,408	1,966,999

		4,464,348

Multiline Retail (2.8%)
J.C. Penney Co., Inc.	44,367	1,205,895
Kohl’s Corp.*	25,006	1,317,316
Macy’s, Inc.	19,219	443,767
Target Corp.	63,168	3,375,698

		6,342,676

Specialty Retail (2.0%)
Best Buy Co., Inc.	12,704	518,704
Dick’s Sporting Goods, Inc.*	117,568	3,296,607
Home Depot, Inc.	21,673	686,601

		4,501,912

Total Consumer Discretionary		29,315,009

Consumer Staples (6.3%)
Beverages (2.3%)
Coca-Cola Co.	40,432	2,366,080
PepsiCo, Inc.	42,325	2,812,073

		5,178,153

Food & Staples Retailing (1.0%)
CVS Caremark Corp.	38,424	1,209,203
Wal-Mart Stores, Inc.	19,524	1,044,925

		2,254,128

Food Products (0.6%)
Kellogg Co.	10,456	528,133
Kraft Foods, Inc., Class A	30,369	937,187

		1,465,320

Household Products (2.1%)
Colgate-Palmolive Co.	20,041	1,540,351
Procter & Gamble Co.	52,096	3,124,197

		4,664,548

Tobacco (0.3%)
Altria Group, Inc.	25,283	607,298

Total Consumer Staples		14,169,447

Energy (10.3%)
Energy Equipment & Services (2.5%)
Schlumberger Ltd.	76,694	4,725,117
Weatherford International Ltd.*	53,970	$922,887

		5,648,004

Oil, Gas & Consumable Fuels (7.8%)
Apache Corp.	15,981	1,562,303
BP plc (ADR)	7,905	325,449
Chevron Corp.	25,533	2,069,450
Continental Resources, Inc.*	16,944	785,524
Devon Energy Corp.	14,586	944,298
EOG Resources, Inc.	12,523	1,164,263
Exxon Mobil Corp.	53,491	3,305,209
Hess Corp.	43,442	2,568,291
Marathon Oil Corp.	7,067	233,918
Occidental Petroleum Corp.	17,345	1,358,113
Petrohawk Energy Corp.*	17,060	275,348
Range Resources Corp.	7,664	292,228
Southwestern Energy Co.*	17,109	572,125
Suncor Energy, Inc.	68,519	2,230,293

		17,686,812

Total Energy		23,334,816

Financials (17.3%)
Capital Markets (4.7%)
Bank of New York Mellon Corp.	22,888	598,064
Franklin Resources, Inc.	10,640	1,137,416
Goldman Sachs Group, Inc.	28,283	4,089,156
Morgan Stanley	82,502	2,036,149
State Street Corp.	28,916	1,088,977
T. Rowe Price Group, Inc.	32,337	1,618,952

		10,568,714

Commercial Banks (4.5%)
Fifth Third Bancorp.	150,900	1,815,327
PNC Financial Services Group, Inc.	31,056	1,612,117
Regions Financial Corp.	178,677	1,298,982
SunTrust Banks, Inc.	40,429	1,044,281
U.S. Bancorp.	68,685	1,484,969
Wells Fargo & Co.	116,029	2,915,809

		10,171,485

Consumer Finance (1.0%)
Capital One Financial Corp.	55,136	2,180,629

Diversified Financial Services (4.9%)
Bank of America Corp.	361,832	4,743,618
Citigroup, Inc.*	459,937	1,793,754
JPMorgan Chase & Co.	119,949	4,566,458

		11,103,830

Insurance (1.4%)
MetLife, Inc.	37,803	1,453,525
Prudential Financial, Inc.	31,926	1,729,751

		3,183,276

Real Estate Investment Trusts (REITs) (0.8%)
Host Hotels & Resorts, Inc. (REIT) .	122,600	1,775,248

Total Financials		38,983,182

Health Care (10.5%)
Biotechnology (2.9%)
Amgen, Inc.*	49,552	2,730,811
Celgene Corp.*	18,301	1,054,321
Gilead Sciences, Inc.*	12,829	456,841
Human Genome Sciences, Inc.*	64,205	1,912,667
Vertex Pharmaceuticals, Inc.*	12,980	448,718

		6,603,358

See Notes to Portfolio of Investments.

EQ ADVISORS TRUST

EQ/LORD ABBETT LARGE CAP CORE PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

September 30, 2010 (Unaudited)

	Number of Shares	Value (Note 1)
Health Care Equipment & Supplies (0.5%)
Baxter International, Inc.	24,630	$1,175,097

Health Care Providers & Services (1.8%)
Express Scripts, Inc.*	54,764	2,667,007
Medco Health Solutions, Inc.*	25,144	1,308,996

		3,976,003

Health Care Technology (0.3%)
athenahealth, Inc.*	22,082	729,148

Pharmaceuticals (5.0%)
Abbott Laboratories, Inc.	41,449	2,165,296
Johnson & Johnson	49,909	3,092,362
Merck & Co., Inc.	78,484	2,888,996
Pfizer, Inc.	183,320	3,147,604

		11,294,258

Total Health Care		23,777,864

Industrials (8.1%)
Aerospace & Defense (2.5%)
Boeing Co.	2,202	146,521
Goodrich Corp.	15,824	1,166,704
Honeywell International, Inc.	26,863	1,180,360
Precision Castparts Corp.	11,371	1,448,097
United Technologies Corp.	23,222	1,654,103

		5,595,785

Airlines (0.4%)
AMR Corp.*	132,170	828,706

Electrical Equipment (0.7%)
Emerson Electric Co.	32,091	1,689,912

Industrial Conglomerates (1.0%)
General Electric Co.	133,159	2,163,834

Machinery (1.5%)
Eaton Corp.	16,122	1,329,904
Parker Hannifin Corp.	29,466	2,064,388

		3,394,292

Road & Rail (2.0%)
Hertz Global Holdings, Inc.*	97,157	1,028,892
Union Pacific Corp.	43,836	3,585,785

		4,614,677

Total Industrials		18,287,206

Information Technology (20.3%)
Communications Equipment (2.7%)
Cisco Systems, Inc.*	135,883	2,975,838
QUALCOMM, Inc.	70,394	3,176,177

		6,152,015

Computers & Peripherals (6.7%)
Apple, Inc.*	28,072	7,965,430
Compellent Technologies, Inc.*	23,545	428,048
Dell, Inc.*	150,872	1,955,301
EMC Corp.*	53,412	1,084,798
Hewlett-Packard Co.	51,752	2,177,207
Isilon Systems, Inc.*	19,119	425,971
Netezza Corp.*	20,110	541,965
Smart Technologies, Inc., Class A*	43,735	592,609

		15,171,329

Electronic Equipment, Instruments & Components (0.3%)
Corning, Inc.	16,560	302,717
Dolby Laboratories, Inc., Class A*	4,434	251,895

		554,612

Internet Software & Services (2.7%)
Google, Inc., Class A*	8,527	$4,483,411
Monster Worldwide, Inc.*	115,194	1,492,914

		5,976,325

IT Services (0.1%)
Mastercard, Inc., Class A	1,027	230,048

Semiconductors & Semiconductor Equipment (2.4%)
Broadcom Corp., Class A	24,255	858,384
Intel Corp.	121,976	2,345,599
Micron Technology, Inc.*	185,257	1,335,703
Texas Instruments, Inc.	32,586	884,384

		5,424,070

Software (5.4%)
Activision Blizzard, Inc.	197,936	2,141,667
Adobe Systems, Inc.*	80,485	2,104,683
Microsoft Corp.	148,800	3,644,112
Oracle Corp.	68,685	1,844,192
VMware, Inc., Class A*	29,691	2,521,954

		12,256,608

Total Information Technology		45,765,007

Materials (8.3%)
Chemicals (5.6%)
Albemarle Corp.	21,749	1,018,071
Celanese Corp.	34,293	1,100,805
CF Industries Holdings, Inc.	4,730	451,715
Dow Chemical Co.	101,081	2,775,684
E.I. du Pont de Nemours & Co.	23,099	1,030,677
Monsanto Co.	59,653	2,859,168
Mosaic Co.	7,173	421,486
Potash Corp. of Saskatchewan, Inc.	20,769	2,991,567

		12,649,173

Metals & Mining (2.7%)
Barrick Gold Corp.	22,409	1,037,313
Freeport-McMoRan Copper & Gold, Inc.	21,891	1,869,273
Newmont Mining Corp.	25,645	1,610,762
United States Steel Corp.	34,199	1,499,284

		6,016,632

Total Materials		18,665,805

Telecommunication Services (1.8%)
Diversified Telecommunication Services (1.8%)
AT&T, Inc.	76,480	2,187,328
CenturyLink, Inc.	29,942	1,181,511
Verizon Communications, Inc.	23,523	766,615

Total Telecommunication Services		4,135,454

Utilities (1.2%)
Electric Utilities (0.5%)
NextEra Energy, Inc.	12,425	675,796
Progress Energy, Inc.	11,690	519,270

		1,195,066

Multi-Utilities (0.7%)
Dominion Resources, Inc.	17,341	757,108
PG&E Corp.	16,100	731,262

		1,488,370

Total Utilities		2,683,436

Total Common Stocks (97.1%) (Cost $195,533,746)		219,117,226

See Notes to Portfolio of Investments.

EQ ADVISORS TRUST

EQ/LORD ABBETT LARGE CAP CORE PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

September 30, 2010 (Unaudited)

	Principal Amount	Value (Note 1)
SHORT-TERM INVESTMENT:
Time Deposit (2.9%)
JPMorgan Chase Nassau
0.000%, 10/1/10
(Amortized Cost $6,508,186)	$6,508,186	$6,508,186

Total Investments (100.0%) (Cost/Amortized Cost $202,041,932)		225,625,412
Other Assets Less Liabilities (0.0%)		(93,320)

Net Assets (100%)		$225,532,092

*	Non-income producing.

Glossary:

ADR — American Depositary Receipt

The following is a summary of the inputs used to value the Portfolio’s assets and liabilities carried at fair value as of September 30, 2010:

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. For example, money market securities are valued using amortized cost, in accordance with rules under the Investment Company Act of 1940. Generally, amortized cost approximates the current fair value of a security, but since the value is not obtained from a quoted price in an active market, such securities are reflected as Level 2.

Various inputs are used in determining the value of the Portfolio’s investments. These inputs are summarized in the three broad levels listed below:

Investment Type	Level 1 Quoted prices in active markets for identical securities	Level 2 Significant other observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)	Level 3 Significant unobservable inputs (including the Portfolio’s own assumptions in determining the fair value of investments)	Total
Assets:
Common Stocks
Consumer Discretionary	$29,315,009	$—	$—	$29,315,009
Consumer Staples	14,169,447	—	—	14,169,447
Energy	23,334,816	—	—	23,334,816
Financials	38,983,182	—	—	38,983,182
Health Care	23,777,864	—	—	23,777,864
Industrials	18,287,206	—	—	18,287,206
Information Technology	45,765,007	—	—	45,765,007
Materials	18,665,805	—	—	18,665,805
Telecommunication Services	4,135,454	—	—	4,135,454
Utilities	2,683,436	—	—	2,683,436
Short-Term Investments	—	6,508,186	—	6,508,186

Total Assets	$219,117,226	$6,508,186	$—	$225,625,412

Total Liabilities	$—	$—	$—	$—

Total	$219,117,226	$6,508,186	$—	$225,625,412

See Notes to Portfolio of Investments.

EQ ADVISORS TRUST

EQ/LORD ABBETT LARGE CAP CORE PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

September 30, 2010 (Unaudited)

Investment security transactions for the nine months ended September 30, 2010 were as follows:

Cost of Purchases:
Stocks and long-term corporate debt securities	$53,555,197
Net Proceeds of Sales and Redemptions:
Stocks and long-term corporate debt securities	$26,667,917

As of September 30, 2010, the gross unrealized appreciation (depreciation) of investments based on the aggregate cost of investments for Federal income tax purposes was as follows:

Aggregate gross unrealized appreciation	$28,746,403
Aggregate gross unrealized depreciation	(8,832,361)

Net unrealized appreciation	$19,914,042

Federal income tax cost of investments	$205,711,370

See Notes to Portfolio of Investments.

EQ ADVISORS TRUST

EQ/MID CAP INDEX PORTFOLIO

PORTFOLIO OF INVESTMENTS

September 30, 2010 (Unaudited)

	Number of Shares	Value (Note 1)
COMMON STOCKS:
Consumer Discretionary (13.9%)
Auto Components (0.8%)
BorgWarner, Inc.*	130,176	$6,849,861
Gentex Corp.	159,526	3,112,352

		9,962,213

Automobiles (0.1%)
Thor Industries, Inc.	45,221	1,510,381

Distributors (0.3%)
LKQ Corp.*	164,210	3,415,568

Diversified Consumer Services (1.3%)
Career Education Corp.*	74,751	1,604,904
Corinthian Colleges, Inc.*	103,444	726,177
ITT Educational Services, Inc.*	31,563	2,217,932
Matthews International Corp., Class A	34,408	1,216,667
Regis Corp.	66,562	1,273,331
Service Corp. International	282,652	2,436,460
Sotheby’s, Inc.	76,358	2,811,502
Strayer Education, Inc.	15,851	2,765,999

		15,052,972

Hotels, Restaurants & Leisure (2.3%)
Bally Technologies, Inc.*	61,700	2,156,415
Bob Evans Farms, Inc.	34,619	971,755
Boyd Gaming Corp.*	65,226	472,888
Brinker International, Inc.	115,616	2,180,518
Burger King Holdings, Inc.	105,800	2,526,504
Cheesecake Factory, Inc.*	67,663	1,791,040
Chipotle Mexican Grill, Inc.*	35,473	6,101,356
International Speedway Corp., Class A	33,981	829,136
Life Time Fitness, Inc.*	47,578	1,877,904
Panera Bread Co., Class A*	35,452	3,141,402
Scientific Games Corp., Class A*	73,198	710,020
Wendy’s/Arby’s Group, Inc., Class A	365,807	1,657,106
WMS Industries, Inc.*	66,584	2,534,853

		26,950,897

Household Durables (1.6%)
American Greetings Corp., Class A	45,536	846,514
KB Home	83,800	949,454
M.D.C. Holdings, Inc.	43,386	1,259,496
Mohawk Industries, Inc.*	64,481	3,436,837
NVR, Inc.*	6,628	4,291,829
Ryland Group, Inc.	51,007	914,046
Toll Brothers, Inc.*	165,197	3,142,047
Tupperware Brands Corp.	71,936	3,291,791

		18,132,014

Internet & Catalog Retail (0.7%)
Netflix, Inc.*	49,655	8,052,055

Media (0.7%)
DreamWorks Animation SKG, Inc., Class A*	82,102	2,619,875
Harte-Hanks, Inc.	45,639	532,607
John Wiley & Sons, Inc., Class A	52,796	2,157,245
Lamar Advertising Co., Class A*	65,011	2,068,650
Scholastic Corp.	30,228	840,943

		8,219,320

Multiline Retail (0.8%)
99 Cents Only Stores*	54,365	1,026,411
Dollar Tree, Inc.*	144,978	$7,069,127
Saks, Inc.*	186,129	1,600,710

		9,696,248

Specialty Retail (3.9%)
Aaron’s, Inc.	82,780	1,527,291
Advance Auto Parts, Inc.	96,251	5,648,009
Aeropostale, Inc.*	105,842	2,460,826
American Eagle Outfitters, Inc.	222,885	3,334,360
AnnTaylor Stores Corp.*	66,991	1,355,898
Barnes & Noble, Inc.	45,119	731,379
Chico’s FAS, Inc.	203,870	2,144,712
Coldwater Creek, Inc.*	69,556	366,560
Collective Brands, Inc.*	74,465	1,201,865
Dick’s Sporting Goods, Inc.*	100,913	2,829,601
Dress Barn, Inc.*	78,600	1,866,750
Foot Locker, Inc.	178,378	2,591,832
Guess?, Inc.	72,554	2,947,869
J. Crew Group, Inc.*	73,034	2,455,403
PetSmart, Inc.	136,101	4,763,535
Rent-A-Center, Inc.	74,984	1,678,142
Tractor Supply Co.	83,200	3,299,712
Williams-Sonoma, Inc.	124,079	3,933,304

		45,137,048

Textiles, Apparel & Luxury Goods (1.4%)
Fossil, Inc.*	60,793	3,270,056
Hanesbrands, Inc.*	108,965	2,817,835
Phillips-Van Heusen Corp.	76,091	4,577,635
Timberland Co., Class A*	46,677	924,671
Under Armour, Inc., Class A*	39,953	1,799,483
Warnaco Group, Inc.*	50,700	2,592,291

		15,981,971

Total Consumer Discretionary		162,110,687

Consumer Staples (3.9%)
Beverages (0.3%)
Hansen Natural Corp.*	78,850	3,675,987

Food & Staples Retailing (0.4%)
BJ’s Wholesale Club, Inc.*	62,472	2,592,588
Ruddick Corp.	48,325	1,675,911

		4,268,499

Food Products (1.5%)
Corn Products International, Inc.	86,289	3,235,838
Flowers Foods, Inc.	87,349	2,169,749
Green Mountain Coffee Roasters, Inc.*	131,800	4,110,842
Lancaster Colony Corp.	22,385	1,063,287
Ralcorp Holdings, Inc.*	63,011	3,684,883
Smithfield Foods, Inc.*	190,337	3,203,372
Tootsie Roll Industries, Inc.	28,444	707,687

		18,175,658

Household Products (0.9%)
Church & Dwight Co., Inc.	81,499	5,292,545
Energizer Holdings, Inc.*	80,177	5,390,300

		10,682,845

Personal Products (0.7%)
Alberto-Culver Co.	98,426	3,705,739
NBTY, Inc.*	72,740	3,999,245

		7,704,984

See Notes to Portfolio of Investments.

EQ ADVISORS TRUST

EQ/MID CAP INDEX PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

September 30, 2010 (Unaudited)

	Number of Shares	Value (Note 1)
Tobacco (0.1%)
Universal Corp.	27,964	$1,121,076

Total Consumer Staples		45,629,049

Energy (5.7%)
Energy Equipment & Services (2.0%)
Atwood Oceanics, Inc.*	63,700	1,939,665
Exterran Holdings, Inc.*	72,849	1,654,401
Helix Energy Solutions Group, Inc.*	122,389	1,363,413
Oceaneering International, Inc.*	62,084	3,343,844
Patterson-UTI Energy, Inc.	175,619	2,999,572
Pride International, Inc.*	200,567	5,902,687
Superior Energy Services, Inc.*	89,684	2,393,666
Tidewater, Inc.	58,523	2,622,416
Unit Corp.*	45,086	1,681,257

		23,900,921

Oil, Gas & Consumable Fuels (3.7%)
Arch Coal, Inc.	186,524	4,982,056
Bill Barrett Corp.*	52,274	1,881,864
Cimarex Energy Co.	96,039	6,355,861
Comstock Resources, Inc.*	54,766	1,231,687
Forest Oil Corp.*	130,004	3,861,119
Frontier Oil Corp.	122,210	1,637,614
Mariner Energy, Inc.*	117,475	2,846,419
Newfield Exploration Co.*	152,633	8,767,240
Overseas Shipholding Group, Inc.	31,143	1,068,828
Patriot Coal Corp.*	89,303	1,018,947
Plains Exploration & Production Co.*	160,714	4,286,243
Quicksilver Resources, Inc.*	133,505	1,682,163
Southern Union Co.	141,952	3,415,365

		43,035,406

Total Energy		66,936,327

Financials (19.8%)
Capital Markets (2.2%)
Affiliated Managers Group, Inc.*	58,608	4,572,010
Apollo Investment Corp.	221,341	2,264,319
Eaton Vance Corp.	135,505	3,935,065
Greenhill & Co., Inc.	29,000	2,300,280
Jefferies Group, Inc.	140,957	3,198,314
Raymond James Financial, Inc.	113,446	2,873,587
SEI Investments Co.	168,589	3,429,100
Waddell & Reed Financial, Inc., Class A	97,899	2,678,517

		25,251,192

Commercial Banks (3.4%)
Associated Banc-Corp.	197,000	2,598,430
BancorpSouth, Inc.	84,395	1,196,721
Bank of Hawaii Corp.	54,952	2,468,444
Cathay General Bancorp	90,818	1,079,826
City National Corp./California	53,107	2,818,388
Commerce Bancshares, Inc./Missouri	84,592	3,179,813
Cullen/Frost Bankers, Inc.	69,626	3,750,753
FirstMerit Corp.	123,799	2,267,998
Fulton Financial Corp.	226,131	2,048,747
International Bancshares Corp.	60,860	1,027,925
PacWest Bancorp	36,165	689,305
Prosperity Bancshares, Inc.	53,000	1,720,910
SVB Financial Group*	47,681	2,017,860
Synovus Financial Corp.	893,463	2,197,919
TCF Financial Corp.	145,282	2,352,116
Trustmark Corp.	65,763	1,429,688
Valley National Bancorp	183,409	2,365,976
Webster Financial Corp.	76,211	$1,338,265
Westamerica Bancorp	33,112	1,804,273
Wilmington Trust Corp.	103,435	928,846

		39,282,203

Consumer Finance (0.2%)
AmeriCredit Corp.*	112,581	2,753,731

Diversified Financial Services (0.4%)
MSCI, Inc., Class A*	135,200	4,489,992

Insurance (4.2%)
American Financial Group, Inc./Ohio	90,679	2,772,964
Arthur J. Gallagher & Co.	120,486	3,177,216
Brown & Brown, Inc.	133,603	2,697,444
Everest Reinsurance Group Ltd.	64,204	5,551,720
Fidelity National Financial, Inc., Class A	261,384	4,106,342
First American Financial Corp.	119,055	1,778,682
Hanover Insurance Group, Inc.	51,179	2,405,413
HCC Insurance Holdings, Inc.	131,308	3,425,826
Mercury General Corp.	41,188	1,683,353
Old Republic International Corp.	296,748	4,109,960
Protective Life Corp.	97,420	2,119,859
Reinsurance Group of America, Inc.	83,972	4,055,008
StanCorp Financial Group, Inc.	53,174	2,020,612
Transatlantic Holdings, Inc.	73,100	3,714,942
Unitrin, Inc.	57,995	1,414,498
W. R. Berkley Corp.	139,669	3,780,840

		48,814,679

Real Estate Investment Trusts (REITs) (7.8%)
Alexandria Real Estate Equities, Inc. (REIT)	62,565	4,379,550
AMB Property Corp. (REIT)	192,009	5,082,478
BRE Properties, Inc. (REIT)	73,047	3,031,451
Camden Property Trust (REIT)	76,575	3,673,303
Corporate Office Properties Trust/Maryland (REIT)	67,902	2,533,424
Cousins Properties, Inc. (REIT)	118,774	848,046
Duke Realty Corp. (REIT)	289,104	3,350,715
Equity One, Inc. (REIT)	48,339	815,962
Essex Property Trust, Inc. (REIT)	34,602	3,786,843
Federal Realty Investment Trust (REIT)	70,112	5,725,346
Highwoods Properties, Inc. (REIT)	81,566	2,648,448
Hospitality Properties Trust (REIT)	140,598	3,139,553
Liberty Property Trust (REIT)	130,508	4,163,205
Macerich Co. (REIT)	148,527	6,379,235
Mack-Cali Realty Corp. (REIT)	90,992	2,976,348
Nationwide Health Properties, Inc. (REIT)	141,248	5,462,060
Omega Healthcare Investors, Inc. (REIT)	107,631	2,416,316
Potlatch Corp. (REIT)	46,247	1,572,398
Rayonier, Inc. (REIT)	92,127	4,617,405
Realty Income Corp. (REIT)	126,123	4,252,868
Regency Centers Corp. (REIT)	93,899	3,706,194
Senior Housing Properties Trust (REIT)	146,100	3,433,350
SL Green Realty Corp. (REIT)	89,309	5,655,939
UDR, Inc. (REIT)	205,927	4,349,178
Weingarten Realty Investors (REIT)	137,974	3,010,593

		91,010,208

See Notes to Portfolio of Investments.

EQ ADVISORS TRUST

EQ/MID CAP INDEX PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

September 30, 2010 (Unaudited)

	Number of Shares	Value (Note 1)
Real Estate Management & Development (0.3%)
Jones Lang LaSalle, Inc.	48,588	$4,191,687

Thrifts & Mortgage Finance (1.3%)
Astoria Financial Corp.	95,089	1,296,063
First Niagara Financial Group, Inc.	238,135	2,774,273
New York Community Bancorp, Inc.	497,508	8,084,505
NewAlliance Bancshares, Inc.	121,518	1,533,557
Washington Federal, Inc.	127,933	1,952,258

		15,640,656

Total Financials		231,434,348

Health Care (11.1%)
Biotechnology (0.9%)
United Therapeutics Corp.*	56,604	3,170,390
Vertex Pharmaceuticals, Inc.*	231,751	8,011,632

		11,182,022

Health Care Equipment & Supplies (3.9%)
Beckman Coulter, Inc.	79,455	3,876,609
Edwards Lifesciences Corp.*	129,516	8,684,048
Gen-Probe, Inc.*	55,801	2,704,116
Hill-Rom Holdings, Inc.	72,314	2,595,350
Hologic, Inc.*	297,460	4,762,335
IDEXX Laboratories, Inc.*	66,231	4,087,777
Immucor, Inc.*	80,908	1,604,406
Kinetic Concepts, Inc.*	71,183	2,603,874
Masimo Corp.	66,875	1,826,356
ResMed, Inc.*	172,776	5,668,781
STERIS Corp.	68,620	2,279,556
Teleflex, Inc.	45,457	2,581,048
Thoratec Corp.*	66,815	2,470,819

		45,745,075

Health Care Providers & Services (3.3%)
Community Health Systems, Inc.*	107,642	3,333,673
Health Management Associates, Inc., Class A*	285,139	2,184,165
Health Net, Inc.*	111,669	3,036,280
Henry Schein, Inc.*	104,460	6,119,267
Kindred Healthcare, Inc.*	44,244	576,057
LifePoint Hospitals, Inc.*	62,029	2,174,737
Lincare Holdings, Inc.	112,406	2,820,267
MEDNAX, Inc.*	54,600	2,910,180
Omnicare, Inc.	135,456	3,234,689
Owens & Minor, Inc.	72,016	2,049,575
Psychiatric Solutions, Inc.*	65,182	2,186,856
Universal Health Services, Inc., Class B	111,534	4,334,211
VCA Antech, Inc.*	97,749	2,061,526
WellCare Health Plans, Inc.*	48,508	1,404,792

		38,426,275

Health Care Technology (0.3%)
Allscripts Healthcare Solutions, Inc.*	188,000	3,472,360

Life Sciences Tools & Services (1.6%)
Bio-Rad Laboratories, Inc., Class A*	22,063	1,996,922
Charles River Laboratories International, Inc.*	75,450	2,501,168
Covance, Inc.*	73,866	3,456,190
Mettler-Toledo International, Inc.*	38,314	4,767,794
Pharmaceutical Product Development, Inc.	136,263	3,377,960
Techne Corp.	42,395	2,617,043

		18,717,077

Pharmaceuticals (1.1%)
Endo Pharmaceuticals Holdings, Inc.*	132,441	$4,402,339
Medicis Pharmaceutical Corp., Class A	68,401	2,028,089
Perrigo Co.	94,185	6,048,561

		12,478,989

Total Health Care		130,021,798

Industrials (14.8%)
Aerospace & Defense (0.5%)
Alliant Techsystems, Inc.*	37,771	2,847,933
BE Aerospace, Inc.*	117,329	3,556,242

		6,404,175

Airlines (0.4%)
AirTran Holdings, Inc.*	156,628	1,151,216
Alaska Air Group, Inc.*	40,742	2,079,064
JetBlue Airways Corp.*	228,456	1,528,371

		4,758,651

Building Products (0.2%)
Lennox International, Inc.	52,366	2,183,139

Commercial Services & Supplies (1.6%)
Brink’s Co.	54,234	1,247,382
Clean Harbors, Inc.*	26,058	1,765,430
Copart, Inc.*	82,142	2,708,222
Corrections Corp. of America*	126,601	3,124,513
Deluxe Corp.	59,479	1,137,833
Herman Miller, Inc.	66,018	1,299,234
HNI Corp.	52,148	1,499,776
Mine Safety Appliances Co.	34,844	944,272
Rollins, Inc.	49,153	1,149,197
Waste Connections, Inc.*	88,659	3,516,216

		18,392,075

Construction & Engineering (1.3%)
Aecom Technology Corp.*	132,431	3,212,776
Granite Construction, Inc.	39,693	902,619
KBR, Inc.	179,344	4,419,036
Shaw Group, Inc.*	96,239	3,229,781
URS Corp.*	95,561	3,629,407

		15,393,619

Electrical Equipment (1.8%)
Acuity Brands, Inc.	49,600	2,194,304
AMETEK, Inc.	121,616	5,809,596
Baldor Electric Co.	53,700	2,169,480
Hubbell, Inc., Class B	68,314	3,466,935
Regal-Beloit Corp.	43,900	2,576,491
Thomas & Betts Corp.*	59,833	2,454,350
Woodward Governor Co.	65,795	2,133,074

		20,804,230

Industrial Conglomerates (0.2%)
Carlisle Cos., Inc.	69,395	2,078,380

Machinery (5.8%)
AGCO Corp.*	106,742	4,164,005
Bucyrus International, Inc.	92,467	6,412,586
Crane Co.	52,910	2,007,405
Donaldson Co., Inc.	87,663	4,131,557
Gardner Denver, Inc.	59,600	3,199,328
Graco, Inc.	68,575	2,175,885
Harsco Corp.	91,612	2,251,823
IDEX Corp.	92,900	3,298,879
Joy Global, Inc.	117,946	8,293,963
Kennametal, Inc.	93,403	2,888,955

See Notes to Portfolio of Investments.

EQ ADVISORS TRUST

EQ/MID CAP INDEX PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

September 30, 2010 (Unaudited)

	Number of Shares	Value (Note 1)
Lincoln Electric Holdings, Inc.	48,297	$2,792,533
Nordson Corp.	38,903	2,866,762
Oshkosh Corp.*	103,121	2,835,828
Pentair, Inc.	113,266	3,809,136
SPX Corp.	57,366	3,630,120
Terex Corp.*	123,784	2,837,129
Timken Co.	92,093	3,532,687
Trinity Industries, Inc.	91,170	2,030,356
Valmont Industries, Inc.	24,223	1,753,745
Wabtec Corp.	54,563	2,607,566

		67,520,248

Marine (0.4%)
Alexander & Baldwin, Inc.	47,544	1,656,433
Kirby Corp.*	61,408	2,460,004

		4,116,437

Professional Services (1.0%)
Corporate Executive Board Co.	39,656	1,251,543
FTI Consulting, Inc.*	53,202	1,845,577
Korn/Ferry International*	53,538	885,519
Manpower, Inc.	94,416	4,928,515
Navigant Consulting, Inc.*	57,955	674,017
Towers Watson & Co., Class A	51,797	2,547,377

		12,132,548

Road & Rail (1.1%)
Con-way, Inc.	62,253	1,929,221
J.B. Hunt Transport Services, Inc.	101,842	3,533,917
Kansas City Southern*	117,756	4,405,252
Landstar System, Inc.	56,679	2,188,943
Werner Enterprises, Inc.	50,163	1,027,840

		13,085,173

Trading Companies & Distributors (0.5%)
GATX Corp.	53,332	1,563,694
MSC Industrial Direct Co., Class A	50,769	2,743,557
United Rentals, Inc.*	70,008	1,038,919

		5,346,170

Total Industrials		172,214,845

Information Technology (15.6%)
Communications Equipment (1.9%)
ADC Telecommunications, Inc.*	114,404	1,449,499
ADTRAN, Inc.	71,773	2,533,587
Ciena Corp.*	106,300	1,655,091
CommScope, Inc.*	107,844	2,560,217
F5 Networks, Inc.*	91,905	9,540,658
Plantronics, Inc.	54,240	1,832,227
Polycom, Inc.*	97,129	2,649,679

		22,220,958

Computers & Peripherals (0.4%)
Diebold, Inc.	74,783	2,325,003
NCR Corp.*	183,898	2,506,530

		4,831,533

Electronic Equipment, Instruments & Components (2.2%)
Arrow Electronics, Inc.*	135,125	3,611,891
Avnet, Inc.*	174,296	4,707,735
Ingram Micro, Inc., Class A*	178,499	3,009,493
Itron, Inc.*	46,002	2,816,703
National Instruments Corp.	65,427	2,136,846
Tech Data Corp.*	53,381	2,151,254
Trimble Navigation Ltd.*	136,814	4,793,963
Vishay Intertechnology, Inc.*	212,193	2,054,028

		25,281,913

Internet Software & Services (1.2%)
AOL, Inc.*	121,600	3,009,600
Digital River, Inc.*	45,651	$1,553,960
Equinix, Inc.*	52,072	5,329,569
Rackspace Hosting, Inc.*	110,000	2,857,800
ValueClick, Inc.*	94,500	1,236,060

		13,986,989

IT Services (2.9%)
Acxiom Corp.*	92,571	1,468,176
Alliance Data Systems Corp.*	60,409	3,942,291
Broadridge Financial Solutions, Inc.	144,451	3,303,594
Convergys Corp.*	143,500	1,499,575
CoreLogic, Inc.	118,555	2,271,514
DST Systems, Inc.	40,867	1,832,476
Gartner, Inc.*	82,985	2,443,079
Global Payments, Inc.	91,405	3,920,361
Hewitt Associates, Inc., Class A*	106,351	5,363,281
Lender Processing Services, Inc.	106,795	3,548,798
ManTech International Corp., Class A*	25,438	1,007,345
NeuStar, Inc., Class A*	85,406	2,123,193
SRA International, Inc., Class A*	49,374	973,655

		33,697,338

Office Electronics (0.2%)
Zebra Technologies Corp., Class A* .	64,453	2,168,199

Semiconductors & Semiconductor Equipment (2.8%)
Atmel Corp.*	529,553	4,215,242
Cree, Inc.*	123,362	6,697,323
Fairchild Semiconductor International, Inc.*	144,294	1,356,363
Integrated Device Technology, Inc.* .	183,441	1,073,130
International Rectifier Corp.*	79,940	1,685,935
Intersil Corp., Class A	143,242	1,674,499
Lam Research Corp.*	141,766	5,932,907
RF Micro Devices, Inc.*	310,230	1,904,812
Semtech Corp.*	71,840	1,450,450
Silicon Laboratories, Inc.*	50,793	1,861,563
Skyworks Solutions, Inc.*	205,000	4,239,400

		32,091,624

Software (4.0%)
ACI Worldwide, Inc.*	38,556	863,269
Advent Software, Inc.*	18,371	958,783
ANSYS, Inc.*	104,368	4,409,548
Cadence Design Systems, Inc.*	304,850	2,326,006
FactSet Research Systems, Inc.	53,142	4,311,410
Fair Isaac Corp.	47,284	1,166,023
Informatica Corp.*	106,165	4,077,798
Jack Henry & Associates, Inc.	97,838	2,494,869
Mentor Graphics Corp.*	126,347	1,335,488
MICROS Systems, Inc.*	91,868	3,888,772
Parametric Technology Corp.*	132,168	2,582,563
Quest Software, Inc.*	69,760	1,715,398
Rovi Corp.*	117,744	5,935,475
Solera Holdings, Inc.	79,900	3,528,384
Synopsys, Inc.*	170,434	4,221,650
TIBCO Software, Inc.*	187,900	3,333,346

		47,148,782

Total Information Technology		181,427,336

Materials (6.4%)
Chemicals (3.4%)
Albemarle Corp.	104,768	4,904,190
Ashland, Inc.	90,329	4,405,345
Cabot Corp.	74,364	2,422,035

See Notes to Portfolio of Investments.

EQ ADVISORS TRUST

EQ/MID CAP INDEX PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

September 30, 2010 (Unaudited)

	Number of Shares	Value (Note 1)
Cytec Industries, Inc.	55,899	$3,151,586
Intrepid Potash, Inc.*	48,500	1,264,395
Lubrizol Corp.	77,136	8,174,102
Minerals Technologies, Inc.	21,454	1,264,070
NewMarket Corp.	11,500	1,307,320
Olin Corp.	89,997	1,814,339
RPM International, Inc.	148,166	2,951,467
Scotts Miracle-Gro Co., Class A	53,105	2,747,122
Sensient Technologies Corp.	57,108	1,741,223
Valspar Corp.	112,931	3,596,852

		39,744,046

Construction Materials (0.3%)
Martin Marietta Materials, Inc.	52,248	4,021,529

Containers & Packaging (1.6%)
AptarGroup, Inc.	77,380	3,533,945
Greif, Inc., Class A	35,390	2,082,348
Packaging Corp. of America	118,015	2,734,407
Rock-Tenn Co., Class A	44,300	2,206,583
Silgan Holdings, Inc.	61,000	1,933,700
Sonoco Products Co.	115,518	3,862,922
Temple-Inland, Inc.	122,641	2,288,481

		18,642,386

Metals & Mining (1.0%)
Carpenter Technology Corp.	49,938	1,683,410
Commercial Metals Co.	129,975	1,883,338
Reliance Steel & Aluminum Co.	85,199	3,538,314
Steel Dynamics, Inc.	248,685	3,508,945
Worthington Industries, Inc.	66,519	999,781

		11,613,788

Paper & Forest Products (0.1%)
Louisiana-Pacific Corp.*	148,292	1,122,570

Total Materials		75,144,319

Telecommunication Services (0.8%)
Diversified Telecommunication Services (0.3%)
Cincinnati Bell, Inc.*	226,466	604,664
tw telecom, Inc.*	172,800	3,208,896

		3,813,560

Wireless Telecommunication Services (0.5%)
Syniverse Holdings, Inc.*	78,856	1,787,665
Telephone & Data Systems, Inc.	105,407	3,457,350

		5,245,015

Total Telecommunication Services		9,058,575

Utilities (6.1%)
Electric Utilities (1.8%)
Cleco Corp.	69,072	2,045,913
DPL, Inc.	136,393	3,563,949
Great Plains Energy, Inc.	154,486	2,919,785
Hawaiian Electric Industries, Inc.	107,293	2,418,384
IDACORP, Inc.	54,762	1,967,051
NV Energy, Inc.	269,680	3,546,292
PNM Resources, Inc.	100,279	1,142,178
Westar Energy, Inc.	126,259	3,059,256

		20,662,808

Gas Utilities (2.1%)
AGL Resources, Inc.	89,378	3,428,540
Atmos Energy Corp.	103,300	3,021,525
Energen Corp.	81,995	3,748,811
National Fuel Gas Co.	94,103	4,875,476
Questar Corp.	201,300	3,528,789
UGI Corp.	126,060	$3,606,577
WGL Holdings, Inc.	58,637	2,215,306

		24,425,024

Independent Power Producers & Energy Traders (0.0%)
Dynegy, Inc.*	118,720	578,167

Multi-Utilities (1.9%)
Alliant Energy Corp.	127,195	4,623,538
Black Hills Corp.	45,349	1,414,889
MDU Resources Group, Inc.	215,915	4,307,504
NSTAR	118,939	4,680,250
OGE Energy Corp.	111,779	4,456,629
Vectren Corp.	92,599	2,395,536

		21,878,346

Water Utilities (0.3%)
Aqua America, Inc.	156,466	3,191,906

Total Utilities		70,736,251

Total Common Stocks (98.1%) (Cost $750,706,092)		1,144,713,535

	Principal Amount	Value (Note 1)
SHORT-TERM INVESTMENTS:
Government Securities (0.2%)
U.S. Treasury Bills
0.14%, 10/14/10 #(p)	$2,055,000	2,054,892

Time Deposit (1.7%)
JPMorgan Chase Nassau
0.000%, 10/1/10	19,937,703	19,937,703

Total Short-Term Investments (1.9%) (Cost/Amortized Cost $21,992,644)		21,992,595

Total Investments (100.0%) (Cost/Amortized Cost $772,698,736)		1,166,706,130
Other Assets Less Liabilities (0.0%)		(146,757)

Net Assets (100%)		$1,166,559,373

*	Non-income producing.

#	All, or a portion of security held by broker as collateral for financial futures contracts, with a total collateral value of $2,054,892.

(p)	Yield to maturity.

See Notes to Portfolio of Investments.

EQ ADVISORS TRUST

EQ/MID CAP INDEX PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

September 30, 2010 (Unaudited)

At September 30, 2010, the Portfolio had the following futures contracts open: (Note 1)

	Number of Contracts	Expiration Date	Original Value	Value at 9/30/2010	Unrealized Appreciation/ (Depreciation)
Purchase
S&P MidCap 400 E-Mini Index	311	December -10	$23,548,749	$24,883,110	$1,334,361

The following is a summary of the inputs used to value the Portfolio’s assets and liabilities carried at fair value as of September 30, 2010:

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. For example, money market securities are valued using amortized cost, in accordance with rules under the Investment Company Act of 1940. Generally, amortized cost approximates the current fair value of a security, but since the value is not obtained from a quoted price in an active market, such securities are reflected as Level 2.

Various inputs are used in determining the value of the Portfolio’s investments. These inputs are summarized in the three broad levels listed below:

Investment Type	Level 1 Quoted prices in active markets for identical securities	Level 2 Significant other observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)	Level 3 Significant unobservable inputs (including the Portfolio’s own assumptions in determining the fair value of investments)	Total
Assets:
Common Stocks
Consumer Discretionary	$162,110,687	$—	$—	$162,110,687
Consumer Staples	45,629,049	—	—	45,629,049
Energy	66,936,327	—	—	66,936,327
Financials	231,434,348	—	—	231,434,348
Health Care	130,021,798	—	—	130,021,798
Industrials	172,214,845	—	—	172,214,845
Information Technology	181,427,336	—	—	181,427,336
Materials	75,144,319	—	—	75,144,319
Telecommunication Services	9,058,575	—	—	9,058,575
Utilities	70,736,251	—	—	70,736,251
Futures	1,334,361	—	—	1,334,361
Short-Term Investments	—	21,992,595	—	21,992,595

Total Assets	$1,146,047,896	$21,992,595	$—	$1,168,040,491

Total Liabilities	$—	$—	$—	$—

Total	$1,146,047,896	$21,992,595	$—	$1,168,040,491

Investment security transactions for the nine months ended September 30, 2010 were as follows:

Cost of Purchases:
Stocks and long-term corporate debt securities	$79,143,801
Net Proceeds of Sales and Redemptions:
Stocks and long-term corporate debt securities	$199,410,220

As of September 30, 2010, the gross unrealized appreciation (depreciation) of investments based on the aggregate cost of investments for Federal income tax purposes was as follows:

Aggregate gross unrealized appreciation	$400,136,154
Aggregate gross unrealized depreciation	(13,694,745)

Net unrealized appreciation	$386,441,409

Federal income tax cost of investments	$780,264,721

See Notes to Portfolio of Investments.

EQ ADVISORS TRUST

EQ/MID CAP VALUE PLUS PORTFOLIO

PORTFOLIO OF INVESTMENTS

September 30, 2010 (Unaudited)

	Number of Shares	Value (Note 1)
COMMON STOCKS:
Consumer Discretionary (8.8%)
Auto Components (0.2%)
Autoliv, Inc.	28,925	$1,889,670
BorgWarner, Inc.*	4,657	245,051
Federal-Mogul Corp.*	7,729	146,156
Lear Corp.*	17,815	1,406,138
TRW Automotive Holdings Corp.*	13,012	540,779

		4,227,794

Automobiles (0.0%)
Tesla Motors, Inc.*	2,377	48,158

Distributors (0.2%)
Genuine Parts Co.	81,488	3,633,550

Diversified Consumer Services (0.3%)
DeVry, Inc.	74,500	3,666,145
Education Management Corp.*	9,612	141,104
H&R Block, Inc.	92,803	1,201,799
Service Corp. International	130,771	1,127,246

		6,136,294

Hotels, Restaurants & Leisure (0.5%)
Brinker International, Inc.	6,791	128,078
Choice Hotels International, Inc.	13,260	483,460
Hyatt Hotels Corp., Class A*	22,397	837,424
International Speedway Corp., Class A	9,985	243,634
MGM Resorts International*	117,794	1,328,716
Penn National Gaming, Inc.*	34,903	1,033,478
Royal Caribbean Cruises Ltd.*	41,315	1,302,662
Thomas Cook Group plc	615,862	1,662,092
Wendy’s/Arby’s Group, Inc., Class A	104,019	471,206
Wyndham Worldwide Corp.	92,361	2,537,157

		10,027,907

Household Durables (2.1%)
D.R. Horton, Inc.	142,878	1,588,803
Fortune Brands, Inc.	68,710	3,382,593
Garmin Ltd.	54,130	1,642,845
Harman International Industries, Inc.*	18,697	624,667
Jarden Corp.	47,316	1,472,947
KB Home	39,435	446,799
Leggett & Platt, Inc.	31,081	707,404
Lennar Corp., Class A	81,708	1,256,669
M.D.C. Holdings, Inc.	292,377	8,487,704
Mohawk Industries, Inc.*	25,301	1,348,543
Newell Rubbermaid, Inc.	142,764	2,542,627
Pulte Group, Inc.*	172,033	1,507,009
Stanley Black & Decker, Inc.	82,145	5,033,846
Toll Brothers, Inc.*	375,846	7,148,591
Whirlpool Corp.	22,049	1,785,087

		38,976,134

Internet & Catalog Retail (0.3%)
Expedia, Inc.	61,881	1,745,663
Liberty Media Corp. - Interactive, Class A*	306,543	4,202,704

		5,948,367

Leisure Equipment & Products (0.4%)
Mattel, Inc.	331,613	7,779,641

Media (2.8%)
Cablevision Systems Corp. - New York Group, Class A	120,812	3,164,066
CBS Corp., Class B	797,713	$12,651,728
Central European Media Enterprises Ltd., Class A*	19,335	482,408
Clear Channel Outdoor Holdings, Inc., Class A*	20,347	232,566
Discovery Communications, Inc., Class A*	39,246	1,709,163
DISH Network Corp., Class A	102,729	1,968,288
Gannett Co., Inc.	122,223	1,494,787
John Wiley & Sons, Inc., Class A	1,706	69,707
Lamar Advertising Co., Class A*	23,321	742,074
Liberty Global, Inc., Class A*	121,219	3,734,758
Liberty Media Corp. - Capital*	37,555	1,955,113
Liberty Media Corp. - Starz*	26,313	1,707,188
Madison Square Garden, Inc., Class A*	20,988	442,427
McGraw-Hill Cos., Inc.	48,248	1,595,079
Meredith Corp.	10,586	352,620
New York Times Co., Class A*	69,562	538,410
Regal Entertainment Group, Class A	31,781	416,967
Virgin Media, Inc.	752,249	17,316,772
Washington Post Co., Class B	3,093	1,235,375

		51,809,496

Multiline Retail (0.4%)
J.C. Penney Co., Inc.	81,853	2,224,764
Macy’s, Inc.	195,165	4,506,360
Sears Holdings Corp.*	23,284	1,679,708

		8,410,832

Specialty Retail (1.1%)
Aaron’s, Inc.	16,431	303,152
Abercrombie & Fitch Co., Class A	10,682	420,016
American Eagle Outfitters, Inc.	198,738	2,973,121
AnnTaylor Stores Corp.*	135,800	2,748,592
AutoNation, Inc.*	22,313	518,777
Foot Locker, Inc.	80,363	1,167,674
GameStop Corp., Class A*	78,440	1,546,052
Office Depot, Inc.*	127,101	584,665
RadioShack Corp.	64,344	1,372,458
Ross Stores, Inc.	126,500	6,909,430
Signet Jewelers Ltd.*	43,887	1,392,973

		19,936,910

Textiles, Apparel & Luxury Goods (0.5%)
VF Corp.	110,102	8,920,464

Total Consumer Discretionary		165,855,547

Consumer Staples (4.4%)
Beverages (0.9%)
Brown-Forman Corp., Class B	13,497	831,955
Central European Distribution Corp.*	36,255	809,212
Coca-Cola Enterprises, Inc.	63,307	1,962,517
Constellation Brands, Inc., Class A*	94,164	1,665,761
Dr. Pepper Snapple Group, Inc.	87,501	3,108,035
Hansen Natural Corp.*	5,227	243,683
Molson Coors Brewing Co., Class B	186,131	8,789,106

		17,410,269

Food & Staples Retailing (0.4%)
BJ’s Wholesale Club, Inc.*	25,333	1,051,319
Safeway, Inc.	199,418	4,219,685
SUPERVALU, Inc.	108,923	1,255,882

		6,526,886

See Notes to Portfolio of Investments.

EQ ADVISORS TRUST

EQ/MID CAP VALUE PLUS PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

September 30, 2010 (Unaudited)

	Number of Shares	Value (Note 1)
Food Products (2.5%)
Bunge Ltd.	126,776	$7,500,068
Campbell Soup Co.	37,717	1,348,383
China Agri-Industries Holdings Ltd.	2,171,000	3,077,905
ConAgra Foods, Inc.	205,554	4,509,855
Corn Products International, Inc.	38,613	1,447,988
Dean Foods Co.*	93,149	951,051
Del Monte Foods Co.	101,899	1,335,896
Flowers Foods, Inc.	24,429	606,816
H.J. Heinz Co.	95,747	4,535,535
Hershey Co.	32,841	1,562,903
Hormel Foods Corp.	35,458	1,581,427
J.M. Smucker Co.	61,131	3,700,259
McCormick & Co., Inc. (Non-Voting)	34,063	1,432,009
Mead Johnson Nutrition Co.	90,398	5,144,550
PureCircle Ltd.*	936,857	2,207,563
Ralcorp Holdings, Inc.*	28,170	1,647,382
Sara Lee Corp.	97,392	1,307,975
Smithfield Foods, Inc.*	70,550	1,187,356
Tyson Foods, Inc., Class A	153,211	2,454,440

		47,539,361

Household Products (0.1%)
Clorox Co.	4,192	279,858
Energizer Holdings, Inc.*	35,941	2,416,313

		2,696,171

Personal Products (0.2%)
Alberto-Culver Co.	34,132	1,285,070
NBTY, Inc.*	28,961	1,592,276

		2,877,346

Tobacco (0.3%)
Lorillard, Inc.	78,317	6,289,638

Total Consumer Staples		83,339,671

Energy (7.0%)
Energy Equipment & Services (1.9%)
Atwood Oceanics, Inc.*	23,007	700,563
Cameron International Corp.*	53,761	2,309,573
Cie Generale de Geophysique-Veritas (ADR)*	144,200	3,149,328
Diamond Offshore Drilling, Inc.	23,922	1,621,194
Dresser-Rand Group, Inc.*	4,108	151,544
Ensco plc (ADR)	83,000	3,712,590
Exterran Holdings, Inc.*	29,063	660,021
Helmerich & Payne, Inc.	48,290	1,953,813
McDermott International, Inc.*	24,907	368,125
Nabors Industries Ltd.*	87,964	1,588,630
Oceaneering International, Inc.*	28,298	1,524,130
Oil States International, Inc.*	24,095	1,121,622
Patterson-UTI Energy, Inc.	78,954	1,348,534
Pride International, Inc.*	54,434	1,601,993
Rowan Cos., Inc.*	51,063	1,550,273
SBM Offshore N.V.	210,892	3,996,229
SEACOR Holdings, Inc.*	10,899	928,159
Superior Energy Services, Inc.*	37,421	998,767
Tidewater, Inc.	26,613	1,192,529
Unit Corp.*	20,646	769,889
Weatherford International Ltd.*	226,792	3,878,143

		35,125,649

Oil, Gas & Consumable Fuels (5.1%)
Alpha Natural Resources, Inc.*	53,866	2,216,586
Arch Coal, Inc.	24,430	652,525
Atlas Energy, Inc.*	10,812	309,656
Cabot Oil & Gas Corp.	189,224	5,697,535
Cobalt International Energy, Inc.*	240,102	$2,292,974
Comstock Resources, Inc.*	24,244	545,248
Consol Energy, Inc.	164,763	6,089,640
Continental Resources, Inc.*	1,469	68,103
Denbury Resources, Inc.*	204,882	3,255,575
El Paso Corp.	294,689	3,648,250
EQT Corp.	5,108	184,194
Forest Oil Corp.*	20,601	611,850
Frontier Oil Corp.	54,292	727,513
Frontline Ltd.	4,682	133,109
Holly Corp.	7,380	212,175
Mariner Energy, Inc.*	49,152	1,190,953
Massey Energy Co.	52,838	1,639,035
Murphy Oil Corp.	86,505	5,356,390
Newfield Exploration Co.*	175,957	10,106,970
Noble Energy, Inc.	89,480	6,719,053
Overseas Shipholding Group, Inc.	74,731	2,564,768
Peabody Energy Corp.	137,732	6,750,245
Petrohawk Energy Corp.*	44,966	725,751
Pioneer Natural Resources Co.	59,492	3,868,765
Plains Exploration & Production Co.*	71,895	1,917,440
QEP Resources, Inc.	89,853	2,708,169
Quicksilver Resources, Inc.*	308,502	3,887,125
SandRidge Energy, Inc.*	76,549	434,798
SM Energy Co.	10,360	388,086
Southern Union Co.	63,877	1,536,881
Spectra Energy Corp.	332,082	7,488,449
Sunoco, Inc.	61,868	2,258,182
Teekay Corp.	21,752	581,431
Tesoro Corp.	72,477	968,293
Valero Energy Corp.	289,605	5,070,983
Whiting Petroleum Corp.*	27,899	2,664,633

		95,471,333

Total Energy		130,596,982

Financials (22.7%)
Capital Markets (2.6%)
Affiliated Managers Group, Inc.*	60,500	4,719,605
Ameriprise Financial, Inc.	355,578	16,829,507
Ares Capital Corp.	98,369	1,539,475
E*TRADE Financial Corp.*	112,915	1,641,784
Federated Investors, Inc., Class B	14,567	331,545
GLG Partners, Inc.*	5,869	26,410
Invesco Ltd.	509,740	10,821,780
Janus Capital Group, Inc.	85,703	938,448
Jefferies Group, Inc.	59,824	1,357,407
Legg Mason, Inc.	79,107	2,397,733
Raymond James Financial, Inc.	50,928	1,290,006
Solar Capital Ltd.	74,866	1,605,876
TD Ameritrade Holding Corp.*	351,400	5,675,110

		49,174,686

Commercial Banks (3.8%)
Associated Banc-Corp.	88,737	1,170,441
BancorpSouth, Inc.	42,839	607,457
Bank of Hawaii Corp.	16,741	752,006
BOK Financial Corp.	12,954	584,614
CapitalSource, Inc.	165,554	884,058
CIT Group, Inc.*	102,654	4,190,336
City National Corp./California	23,340	1,238,654
Comerica, Inc.	281,184	10,445,986
Commerce Bancshares, Inc./Missouri	37,221	1,399,137
Cullen/Frost Bankers, Inc.	26,907	1,449,480
East West Bancorp, Inc.	75,923	1,236,026
Fifth Third Bancorp	407,875	4,906,736

See Notes to Portfolio of Investments.

EQ ADVISORS TRUST

EQ/MID CAP VALUE PLUS PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

September 30, 2010 (Unaudited)

	Number of Shares	Value (Note 1)
First Citizens BancShares, Inc./North Carolina, Class A	2,779	$514,865
First Horizon National Corp.*	119,248	1,360,624
Fulton Financial Corp.	101,811	922,408
Huntington Bancshares, Inc./Ohio	860,188	4,877,266
KeyCorp.	451,155	3,591,194
M&T Bank Corp.	37,758	3,088,982
Marshall & Ilsley Corp.	270,567	1,904,792
Popular, Inc.*	1,991,005	5,773,915
Regions Financial Corp.	644,208	4,683,392
SunTrust Banks, Inc.	256,139	6,616,070
Susquehanna Bancshares, Inc.	176,700	1,491,348
Synovus Financial Corp.	401,859	988,573
TCF Financial Corp.	72,954	1,181,125
Umpqua Holdings Corp.	171,100	1,940,274
Valley National Bancorp	82,603	1,065,579
Wilmington Trust Corp.	46,801	420,273
Zions Bancorp	88,624	1,893,009
		71,178,620
Consumer Finance (0.5%)
AmeriCredit Corp.*	32,480	794,461
Discover Financial Services	279,074	4,654,954
Green Dot Corp., Class A*	699	33,887
SLM Corp.*	249,274	2,879,115
		8,362,417
Diversified Financial Services (1.1%)
CBOE Holdings, Inc.	4,079	81,743
Interactive Brokers Group, Inc., Class A*	13,171	226,673
Leucadia National Corp.*	100,013	2,362,307
NASDAQ OMX Group, Inc.*	62,655	1,217,387
NYSE Euronext	105,007	3,000,050
PHH Corp.*	662,100	13,943,826
		20,831,986
Insurance (7.1%)
Alleghany Corp.*	3,431	1,039,696
Allied World Assurance Co. Holdings Ltd./Bermuda	25,899	1,465,624
American Financial Group, Inc./Ohio	44,057	1,347,263
American International Group, Inc.*	62,036	2,425,608
American National Insurance Co.	3,593	272,960
Aon Corp.	138,005	5,397,376
Arch Capital Group Ltd.*	23,905	2,003,239
Arthur J. Gallagher & Co.	39,890	1,051,899
Aspen Insurance Holdings Ltd.	39,677	1,201,420
Assurant, Inc.	57,387	2,335,651
Assured Guaranty Ltd.	94,609	1,618,760
Axis Capital Holdings Ltd.	44,130	1,453,642
Brown & Brown, Inc.	27,117	547,492
Cincinnati Financial Corp.	74,998	2,163,692
CNA Financial Corp.*	13,532	378,761
Endurance Specialty Holdings Ltd.	20,974	834,765
Erie Indemnity Co., Class A	4,077	228,557
Everest Reinsurance Group Ltd.	110,737	9,575,428
Fidelity National Financial, Inc., Class A	322,364	5,064,338
Genworth Financial, Inc., Class A*	204,550	2,499,601
Hanover Insurance Group, Inc.	23,029	1,082,363
Hartford Financial Services Group, Inc.	208,757	4,790,973
HCC Insurance Holdings, Inc.	59,015	1,539,701
Lincoln National Corp.	155,225	3,712,982
Markel Corp.*	5,033	1,734,322
Marsh & McLennan Cos., Inc.	21,665	522,560
MBIA, Inc.*	78,698	$790,915
Mercury General Corp.	13,720	560,736
Old Republic International Corp.	123,689	1,713,093
OneBeacon Insurance Group Ltd., Class A	11,813	168,808
PartnerReinsurance Ltd.	40,156	3,219,708
Platinum Underwriters Holdings Ltd.	187,800	8,173,056
Principal Financial Group, Inc.	426,375	11,051,640
Progressive Corp.	343,559	7,170,076
Protective Life Corp.	43,929	955,895
Reinsurance Group of America, Inc.	262,067	12,655,215
RenaissanceReinsurance Holdings Ltd.	28,013	1,679,660
StanCorp Financial Group, Inc.	24,303	923,514
Symetra Financial Corp.	17,937	187,621
Torchmark Corp.	42,346	2,250,266
Transatlantic Holdings, Inc.	33,003	1,677,213
Unitrin, Inc.	26,125	637,189
Unum Group	656,895	14,550,224
Validus Holdings Ltd.	33,741	889,413
W. R. Berkley Corp.	65,063	1,761,255
Wesco Financial Corp.	691	247,482
White Mountains Insurance Group Ltd.	3,911	1,206,387
XL Group plc	175,548	3,802,370
		132,560,409
Real Estate Investment Trusts (REITs) (5.7%)
Alexandria Real Estate Equities, Inc. (REIT)	28,113	1,967,910
AMB Property Corp. (REIT)	188,275	4,983,639
Annaly Capital Management, Inc. (REIT)	318,004	5,596,870
Apartment Investment & Management Co. (REIT), Class A	30,399	649,931
AvalonBay Communities, Inc. (REIT)	42,586	4,425,963
Boston Properties, Inc. (REIT)	71,220	5,919,806
Brandywine Realty Trust (REIT)	67,424	825,944
BRE Properties, Inc. (REIT)	32,733	1,358,420
Camden Property Trust (REIT)	33,792	1,621,002
Chimera Investment Corp. (REIT)	451,550	1,783,623
CommonWealth REIT (REIT)	33,149	848,614
Corporate Office Properties Trust/Maryland (REIT)	30,142	1,124,598
Developers Diversified Realty Corp. (REIT)	102,267	1,147,436
Digital Realty Trust, Inc. (REIT)	2,404	148,327
Douglas Emmett, Inc. (REIT)	62,725	1,098,315
Duke Realty Corp. (REIT)	587,853	6,813,216
Equity Residential (REIT)	135,693	6,454,916
Essex Property Trust, Inc. (REIT)	9,439	1,033,004
Federal Realty Investment Trust (REIT)	12,657	1,033,571
General Growth Properties, Inc. (REIT)	23,087	360,157
HCP, Inc. (REIT)	158,998	5,720,748
Health Care REIT, Inc. (REIT)	68,578	3,246,483
Hospitality Properties Trust (REIT)	63,321	1,413,958
Host Hotels & Resorts, Inc. (REIT)	337,078	4,880,889
Kimco Realty Corp. (REIT)	208,152	3,278,394
Liberty Property Trust (REIT)	58,094	1,853,199
Macerich Co. (REIT)	66,578	2,859,525
Mack-Cali Realty Corp. (REIT)	40,690	1,330,970
Nationwide Health Properties, Inc. (REIT)	61,476	2,377,277

See Notes to Portfolio of Investments.

EQ ADVISORS TRUST

EQ/MID CAP VALUE PLUS PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

September 30, 2010 (Unaudited)

	Number of Shares	Value (Note 1)
Piedmont Office Realty Trust, Inc. (REIT), Class A	26,570	$502,439
Plum Creek Timber Co., Inc. (REIT)	48,088	1,697,506
ProLogis (REIT)	229,405	2,702,391
Rayonier, Inc. (REIT)	28,927	1,449,821
Realty Income Corp. (REIT)	56,779	1,914,588
Regency Centers Corp. (REIT)	41,975	1,656,753
RioCan Real Estate Investment Trust (REIT)	87,200	1,942,486
Senior Housing Properties Trust (REIT)	65,380	1,536,430
SL Green Realty Corp. (REIT)	40,009	2,533,770
Taubman Centers, Inc. (REIT)	28,011	1,249,571
UDR, Inc. (REIT)	87,147	1,840,545
Ventas, Inc. (REIT)	58,599	3,021,950
Vornado Realty Trust (REIT)	75,319	6,442,034
Weingarten Realty Investors (REIT)	61,684	1,345,945
		105,992,934
Real Estate Management & Development (1.2%)
BR Malls Participacoes S.A.	623,400	5,147,103
BR Properties S.A.	862,100	8,305,101
Forest City Enterprises, Inc., Class A*	65,386	838,902
Iguatemi Empresa de Shopping Centers S.A.	161,200	3,603,182
Multiplan Empreendimentos Imobiliarios S.A.	250,600	5,327,472
St. Joe Co.*	4,851	120,644
		23,342,404
Thrifts & Mortgage Finance (0.7%)
Beneficial Mutual Bancorp, Inc.*	195,806	1,756,380
Capitol Federal Financial	9,545	235,762
First Niagara Financial Group, Inc.	107,266	1,249,649
Hudson City Bancorp, Inc.	222,036	2,722,161
New York Community Bancorp, Inc.	223,461	3,631,241
People’s United Financial, Inc.	190,669	2,495,857
TFS Financial Corp.	40,979	376,597
Washington Federal, Inc.	57,720	880,807
		13,348,454
Total Financials		424,791,910
Health Care (4.8%)
Biotechnology (0.4%)
Abraxis Bioscience, Inc.*	2,260	174,788
Alkermes, Inc.*	327,433	4,796,894
Cephalon, Inc.*	38,587	2,409,372
		7,381,054
Health Care Equipment & Supplies (0.8%)
Alere, Inc.*	30,541	944,633
Beckman Coulter, Inc.	35,975	1,755,220
Boston Scientific Corp.*	778,130	4,769,937
CareFusion Corp.*	72,529	1,801,620
Cooper Cos., Inc.	18,859	871,663
Hill-Rom Holdings, Inc.	5,086	182,537
Hologic, Inc.*	132,956	2,128,626
Kinetic Concepts, Inc.*	29,259	1,070,294
Teleflex, Inc.	17,288	981,613
		14,506,143
Health Care Providers & Services (2.1%)
AmerisourceBergen Corp.	257,200	7,885,752
Brookdale Senior Living, Inc.*	37,917	618,426
CIGNA Corp.	470,799	16,845,188
Community Health Systems, Inc.*	14,948	462,940
Coventry Health Care, Inc.*	75,918	1,634,515
Emdeon, Inc., Class A*	1,300	$15,834
Health Net, Inc.*	51,004	1,386,799
Humana, Inc.*	87,340	4,387,962
LifePoint Hospitals, Inc.*	28,369	994,617
MEDNAX, Inc.*	1,378	73,447
Omnicare, Inc.	55,638	1,328,635
Quest Diagnostics, Inc.	10,334	521,557
Team Health Holdings, Inc.*	169,200	2,184,372
Tenet Healthcare Corp.*	69,078	326,048
Universal Health Services, Inc., Class B	43,011	1,671,408

		40,337,500
Life Sciences Tools & Services (0.2%)
Bio-Rad Laboratories, Inc., Class A*.	9,998	904,919
Charles River Laboratories International, Inc.*	25,884	858,055
Life Technologies Corp.*	27,363	1,277,578
PerkinElmer, Inc.	32,950	762,463
		3,803,015
Pharmaceuticals (1.3%)
Endo Pharmaceuticals Holdings, Inc.*	268,965	8,940,397
Forest Laboratories, Inc.*	146,510	4,531,554
Impax Laboratories, Inc.*	302,600	5,991,480
King Pharmaceuticals, Inc.*	128,102	1,275,896
Mylan, Inc.*	25,042	471,040
Watson Pharmaceuticals, Inc.*	57,340	2,426,055
		23,636,422
Total Health Care		89,664,134
Industrials (10.0%)
Aerospace & Defense (1.4%)
Alliant Techsystems, Inc.*	1,238	93,345
BE Aerospace, Inc.*	49,357	1,496,011
Esterline Technologies Corp.*	95,000	5,436,850
Goodrich Corp.	46,188	3,405,441
ITT Corp.	94,167	4,409,840
L-3 Communications Holdings, Inc.	59,395	4,292,477
Rockwell Collins, Inc.	38,285	2,230,101
Spirit AeroSystems Holdings, Inc., Class A*	46,232	921,404
Teledyne Technologies, Inc.*	95,900	3,818,738
		26,104,207
Air Freight & Logistics (0.0%)
UTi Worldwide, Inc.	8,444	135,780
Airlines (0.9%)
AMR Corp.*	115,590	724,749
Copa Holdings S.A., Class A	5,693	306,910
Delta Air Lines, Inc.*	1,025,375	11,935,365
Southwest Airlines Co.	331,218	4,329,019
UAL Corp.*	21,675	512,180
		17,808,223
Building Products (0.1%)
Armstrong World Industries, Inc.*	9,449	392,228
Masco Corp.	128,852	1,418,660
Owens Corning, Inc.*	25,912	664,125
USG Corp.*	20,552	271,081
		2,746,094
Commercial Services & Supplies (0.7%)
Avery Dennison Corp.	53,445	1,983,878
Cintas Corp.	68,172	1,878,139
Corrections Corp. of America*	48,153	1,188,416
Covanta Holding Corp.	62,602	985,981

See Notes to Portfolio of Investments.

EQ ADVISORS TRUST

EQ/MID CAP VALUE PLUS PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

September 30, 2010 (Unaudited)

	Number of Shares	Value (Note 1)
KAR Auction Services, Inc.*	12,152	$153,237
Pitney Bowes, Inc.	30,352	648,926
R.R. Donnelley & Sons Co.	100,257	1,700,359
Republic Services, Inc.	116,892	3,564,037
Waste Connections, Inc.*	8,327	330,249

		12,433,222

Construction & Engineering (0.9%)
Aecom Technology Corp.*	36,046	874,476
Chicago Bridge & Iron Co. N.V. (N.Y. Shares)*	30,852	754,331
Fluor Corp.	86,219	4,270,427
Jacobs Engineering Group, Inc.*	25,406	983,212
KBR, Inc.	77,632	1,912,853
Quanta Services, Inc.*	107,915	2,059,018
Shaw Group, Inc.*	18,348	615,759
URS Corp.*	139,399	5,294,374

		16,764,450

Electrical Equipment (1.3%)
AMETEK, Inc.	172,700	8,249,879
Babcock & Wilcox Co.*	12,453	265,000
General Cable Corp.*	17,164	465,488
Hubbell, Inc., Class B	122,516	6,217,687
Regal-Beloit Corp.	3,201	187,867
Thomas & Betts Corp.*	212,879	8,732,296

		24,118,217

Industrial Conglomerates (0.5%)
Carlisle Cos., Inc.	29,015	868,999
Textron, Inc.	376,025	7,731,074

		8,600,073

Machinery (3.4%)
AGCO Corp.*	180,740	7,050,668
Barnes Group, Inc.	408,242	7,180,977
CNH Global N.V.*	10,922	400,182
Crane Co	25,314	960,413
Dover Corp.	149,369	7,798,556
Eaton Corp.	63,439	5,233,083
Flowserve Corp.	4,316	472,257
Gardner Denver, Inc.	1,480	79,446
Harsco Corp.	38,219	939,423
IDEX Corp.	7,253	257,554
Ingersoll-Rand plc	164,911	5,888,972
Kennametal, Inc.	10,570	326,930
Parker Hannifin Corp.	59,253	4,151,265
Pentair, Inc.	304,200	10,230,246
Snap-On, Inc.	29,669	1,379,905
SPX Corp.	20,637	1,305,909
Terex Corp.*	309,182	7,086,452
Timken Co	11,670	447,661
Trinity Industries, Inc.	40,679	905,921
Wabtec Corp.	20,781	993,124

		63,088,944

Marine (0.1%)
Alexander & Baldwin, Inc.	20,903	728,260
Kirby Corp.*	25,927	1,038,636

		1,766,896

Professional Services (0.3%)
Equifax, Inc.	64,974	2,027,189
FTI Consulting, Inc.*	4,652	161,378
Manpower, Inc.	42,016	2,193,235
Towers Watson & Co., Class A	18,596	914,551

		5,296,353

Road & Rail (0.3%)
All America Latina Logistica S.A	428,400	4,370,085
Con-way, Inc.	25,409	787,425
Hertz Global Holdings, Inc.*	14,499	$153,545
Kansas City Southern*	21,615	808,617
Ryder System, Inc.	12,808	547,798

		6,667,470

Trading Companies & Distributors (0.1%)
GATX Corp.	17,179	503,688
WESCO International, Inc.*	14,724	578,506

		1,082,194

Total Industrials		186,612,123

Information Technology (5.7%)
Communications Equipment (0.2%)
Brocade Communications Systems, Inc.*	227,853	1,330,661
CommScope, Inc.*	48,471	1,150,702
EchoStar Corp., Class A*	19,035	363,188
Tellabs, Inc.	197,710	1,472,939

		4,317,490

Computers & Peripherals (0.3%)
Diebold, Inc.	26,566	825,937
Lexmark International, Inc., Class A*	40,285	1,797,517
Seagate Technology plc*	69,538	819,157
Western Digital Corp.*	90,674	2,574,235

		6,016,846

Electronic Equipment, Instruments & Components (1.7%)
Arrow Electronics, Inc.*	535,458	14,312,792
Avnet, Inc.*	77,912	2,104,403
AVX Corp.	22,830	315,511
Flextronics International Ltd.*	370,781	2,239,517
Ingram Micro, Inc., Class A*	75,820	1,278,325
Itron, Inc.*	1,489	91,171
Jabil Circuit, Inc.	27,070	390,079
Kingboard Laminates Holdings Ltd	7,684,000	7,803,981
Molex, Inc.	68,319	1,429,917
Tech Data Corp.*	23,879	962,324
Vishay Intertechnology, Inc.*	88,404	855,751
Vishay Precision Group, Inc.*	6,314	98,562

		31,882,333

Internet Software & Services (0.1%)
AOL, Inc.*	54,766	1,355,458
IAC/InterActiveCorp*	26,532	696,996
Monster Worldwide, Inc.*	32,620	422,755

		2,475,209

IT Services (0.8%)
Amdocs Ltd.*	76,269	2,185,869
Broadridge Financial Solutions, Inc.	5,737	131,205
Computer Sciences Corp.	79,152	3,640,992
Convergys Corp.*	51,024	533,201
CoreLogic, Inc.	59,791	1,145,596
Fidelity National Information Services, Inc.	135,229	3,668,763
Fiserv, Inc.*	26,079	1,403,572
Total System Services, Inc.	84,484	1,287,536

		13,996,734

Office Electronics (0.4%)
Xerox Corp.	706,708	7,314,428
Zebra Technologies Corp., Class A*	12,680	426,555

		7,740,983

Semiconductors & Semiconductor Equipment (1.4%)
Advanced Micro Devices, Inc.*	190,179	1,352,173
Atmel Corp.*	24,826	197,615
Fairchild Semiconductor International, Inc.*	64,624	607,465
International Rectifier Corp.*	36,267	764,871

See Notes to Portfolio of Investments.

EQ ADVISORS TRUST

EQ/MID CAP VALUE PLUS PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

September 30, 2010 (Unaudited)

	Number of Shares	Value (Note 1)
Intersil Corp., Class A	41,768	$488,268
KLA-Tencor Corp.	82,439	2,904,326
Linear Technology Corp.	88,300	2,713,459
LSI Corp.*	335,416	1,529,497
MEMC Electronic Materials, Inc.*	68,038	811,013
Micron Technology, Inc.*	439,089	3,165,832
National Semiconductor Corp.	11,117	141,964
Novellus Systems, Inc.*	5,570	148,051
PMC-Sierra, Inc.*	111,445	820,235
SunPower Corp., Class A*	30,457	438,581
Varian Semiconductor Equipment Associates, Inc.*	354,550	10,203,949

		26,287,299

Software (0.8%)
BMC Software, Inc.*	87,000	3,521,760
CA, Inc.	37,136	784,312
Check Point Software Technologies Ltd.*	188,900	6,976,077
Compuware Corp.*	50,233	428,488
Electronic Arts, Inc.*	10,151	166,781
Novell, Inc.*	178,762	1,067,209
Synopsys, Inc.*	72,108	1,786,115

		14,730,742

Total Information Technology		107,447,636

Materials (5.6%)
Chemicals (2.6%)
Agrium, Inc. (When Issued)	79,500	5,961,705
Ashland, Inc.	36,701	1,789,908
Cabot Corp.	33,545	1,092,561
CF Industries Holdings, Inc.	85,873	8,200,872
Cytec Industries, Inc.	25,027	1,411,022
Eastman Chemical Co.	29,443	2,178,782
FMC Corp.	141,590	9,686,172
Huntsman Corp.	96,793	1,118,927
Intrepid Potash, Inc.*	22,890	596,742
Methanex Corp.	301,200	7,376,388
PPG Industries, Inc.	71,219	5,184,743
RPM International, Inc.	33,264	662,619
Sherwin-Williams Co.	18,117	1,361,311
Sigma-Aldrich Corp.	4,797	289,643
Valspar Corp.	45,797	1,458,634

		48,370,029

Construction Materials (0.1%)
Vulcan Materials Co	65,529	2,419,331

Containers & Packaging (1.7%)
AptarGroup, Inc.	34,838	1,591,051
Ball Corp.	37,431	2,202,814
Bemis Co., Inc.	55,969	1,777,016
Greif, Inc., Class A	117,286	6,901,108
Owens-Illinois, Inc.*	323,397	9,074,520
Packaging Corp. of America	52,940	1,226,620
Pactiv Corp.*	6,956	229,409
Rexam plc	769,140	3,709,303
Sealed Air Corp.	81,837	1,839,696
Sonoco Products Co	51,518	1,722,762
Temple-Inland, Inc.	44,993	839,569

		31,113,868

Metals & Mining (0.5%)
AK Steel Holding Corp.	47,999	662,866
Commercial Metals Co.	58,600	849,114
Reliance Steel & Aluminum Co.	33,686	1,398,980
Royal Gold, Inc.	23,115	1,152,052
Schnitzer Steel Industries, Inc., Class A	8,963	$432,734
Steel Dynamics, Inc.	111,120	1,567,903
United States Steel Corp.	59,748	2,619,352
Walter Energy, Inc.	5,894	479,123

		9,162,124

Paper & Forest Products (0.7%)
Domtar Corp.	21,632	1,396,995
International Paper Co.	49,739	1,081,823
MeadWestvaco Corp.	87,674	2,137,492
Sino-Forest Corp.*	155,200	2,585,410
Sino-Forest Corp. (ADR)*§	93,000	1,549,247
Weyerhaeuser Co.	274,573	4,327,270

		13,078,237

Total Materials		104,143,589

Telecommunication Services (1.1%)
Diversified Telecommunication Services (0.9%)
CenturyLink, Inc.	153,906	6,073,131
Frontier Communications Corp.	311,139	2,542,005
Level 3 Communications, Inc.*	521,918	489,194
Qwest Communications International, Inc.	889,385	5,576,444
Windstream Corp.	145,083	1,783,070

		16,463,844

Wireless Telecommunication Services (0.2%)
Clearwire Corp., Class A*	17,668	142,934
Leap Wireless International, Inc.*	31,308	386,654
MetroPCS Communications, Inc.*	67,363	704,617
NII Holdings, Inc.*	18,028	740,951
Telephone & Data Systems, Inc.	43,344	1,421,683
U.S. Cellular Corp.*	7,940	365,002

		3,761,841

Total Telecommunication Services		20,225,685

Utilities (8.6%)
Electric Utilities (3.5%)
Allegheny Energy, Inc.	87,023	2,133,804
DPL, Inc.	61,038	1,594,923
Edison International	166,907	5,739,932
FirstEnergy Corp.	156,172	6,018,869
Great Plains Energy, Inc.	69,556	1,314,608
Hawaiian Electric Industries, Inc.	47,504	1,070,740
ITC Holdings Corp.	3,114	193,846
Northeast Utilities	423,516	12,523,368
NV Energy, Inc.	944,764	12,423,647
Pepco Holdings, Inc.	114,545	2,130,537
Pinnacle West Capital Corp.	55,652	2,296,758
PPL Corp.	247,408	6,736,920
Progress Energy, Inc.	147,143	6,536,092
Westar Energy, Inc.	222,769	5,397,693

		66,111,737

Gas Utilities (1.0%)
AGL Resources, Inc.	39,950	1,532,482
Atmos Energy Corp.	47,801	1,398,179
Energen Corp.	36,888	1,686,520
National Fuel Gas Co.	37,622	1,949,196
Oneok, Inc.	54,548	2,456,842
Questar Corp.	89,853	1,575,123
UGI Corp.	267,628	7,656,837

		18,255,179

Independent Power Producers & Energy Traders (0.6%)
AES Corp.*	343,673	3,900,688
Calpine Corp.*	95,863	1,193,494

See Notes to Portfolio of Investments.

EQ ADVISORS TRUST

EQ/MID CAP VALUE PLUS PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

September 30, 2010 (Unaudited)

	Number of Shares	Value (Note 1)
Constellation Energy Group, Inc.	94,803	$3,056,449
Mirant Corp.*	74,646	743,474
NRG Energy, Inc.*	131,019	2,727,816
Ormat Technologies, Inc.	4,904	143,050
RRI Energy, Inc.*	181,363	643,839

		12,408,810

Multi-Utilities (3.3%)
Alliant Energy Corp.	56,845	2,066,316
Ameren Corp.	122,282	3,472,809
CenterPoint Energy, Inc.	215,849	3,393,146
CMS Energy Corp.	117,977	2,125,946
Consolidated Edison, Inc.	144,492	6,967,404
DTE Energy Co.	86,423	3,969,408
Integrys Energy Group, Inc.	39,523	2,057,567
MDU Resources Group, Inc.	96,544	1,926,053
NiSource, Inc.	142,213	2,474,506
NSTAR	54,811	2,156,813
OGE Energy Corp.	49,883	1,988,835
SCANA Corp.	57,937	2,336,020
Sempra Energy	126,843	6,824,153
TECO Energy, Inc.	109,777	1,901,338
Vectren Corp.	41,666	1,077,899
Wisconsin Energy Corp.	196,291	11,345,620
Xcel Energy, Inc.	235,401	5,407,161

		61,490,994

Water Utilities (0.2%)
American Water Works Co., Inc.	89,652	2,086,202
Aqua America, Inc.	70,282	1,433,753

		3,519,955

Total Utilities		161,786,675

Total Common Stocks (78.7%) (Cost $1,315,082,506)		1,474,463,952

INVESTMENT COMPANIES:
Exchange Traded Funds (ETFs)(11.1%)
iShares Morningstar Mid Core Index Fund	10,366	776,621
iShares Morningstar Mid Growth Index Fund	4,330	365,105
iShares Morningstar Mid Value Index Fund	307,737	21,189,231
iShares Russell Midcap Growth Index Fund	6,054	301,610
iShares Russell Midcap Index Fund	5,105	461,339
iShares Russell Midcap Value Index Fund	3,272,475	132,109,816
iShares S&P MidCap 400 Index Fund	3,855	308,708
iShares S&P MidCap 400/BARRA Value Index Fund	563,021	40,047,684
SPDR Dow Jones Mid Cap Value ETF	23,094	1,148,234
Vanguard Mid-Cap Value Index Fund	245,200	11,879,940

Total Investment Companies (11.1%) (Cost $194,066,832)		208,588,288

	Principal Amount	Value (Note 1)
SHORT-TERM INVESTMENTS:
Short-Term Investment (8.8%)
BlackRock Liquidity Funds TempFund
0.23%‡	$164,795,283	$164,795,283

Time Deposit (0.5%)
JPMorgan Chase Nassau
0.000%, 10/1/10	8,901,545	8,901,545

Total Short-Term Investments (9.3%) (Amortized Cost $173,696,828)		173,696,828

Total Investments (99.1%) (Cost/Amortized Cost $1,682,846,166)		1,856,749,068
Other Assets Less Liabilities (0.9%)		15,927,807

Net Assets (100%)		$1,872,676,875

*	Non-income producing.

§	Securities exempt from registration under Rule 144A of the Securities Act of 1933. These securities may only be resold to qualified institutional buyers. At September 30, 2010, the market value of these securities amounted to $1,549,247 or 0.1% of net assets. Securities denoted with “§” but without “b” have been determined to be liquid under the guidelines established by the Board of Trustees. To the extent any securities might provide a right to demand registration, such rights have not been relied upon when determining liquidity.

‡	Affiliated company as defined under the Investment Company Act of 1940.

Glossary:

ADR — American Depositary Receipt

See Notes to Portfolio of Investments.

EQ ADVISORS TRUST

EQ/MID CAP VALUE PLUS PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

September 30, 2010 (Unaudited)

Investments in companies which were affiliates for the nine months ended September 30, 2010, were as follows:

Securities	Market Value December 31, 2009	Purchases at Cost	Sales at Cost	Market Value September 30, 2010	Dividend Income	Realized Gain (Loss)
BlackRock Liquidity Funds TempFund	$—	$428,786,031	$263,990,748	$164,795,283	$161,463	$—

At September 30, 2010, the Portfolio had the following futures contracts open: (Note 1)

	Number of Contracts	Expiration Date	Original Value	Value at 9/30/2010	Unrealized Appreciation/ (Depreciation)
Purchases
Russell 2000 Mini Index	676	December-10	$42,445,602	$45,596,200	$3,150,598
S&P 500 E-Mini Index	795	December-10	43,653,617	45,183,825	1,530,208
S&P MidCap 400 E-Mini Index	1,141	December-10	86,873,127	91,291,410	4,418,283

					$9,099,089

The following is a summary of the inputs used to value the Portfolio’s assets and liabilities carried at fair value as of September 30, 2010:

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. For example, money market securities are valued using amortized cost, in accordance with rules under the Investment Company Act of 1940. Generally, amortized cost approximates the current fair value of a security, but since the value is not obtained from a quoted price in an active market, such securities are reflected as Level 2.

Various inputs are used in determining the value of the Portfolio’s investments. These inputs are summarized in the three broad levels listed below:

Investment Type	Level 1 Quoted prices in active markets for identical securities	Level 2 Significant other observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)	Level 3 Significant unobservable inputs (including the Portfolio’s own assumptions in determining the fair value of investments)	Total
Assets:
Common Stocks
Consumer Discretionary	$164,193,455	$1,662,092	$—	$165,855,547
Consumer Staples	78,054,203	5,285,468	—	83,339,671
Energy	126,600,753	3,996,229	—	130,596,982
Financials	424,791,910	—	—	424,791,910
Health Care	89,664,134	—	—	89,664,134
Industrials	186,612,123	—	—	186,612,123
Information Technology	99,643,655	7,803,981	—	107,447,636
Materials	100,434,286	3,709,303	—	104,143,589
Telecommunication Services	20,225,685	—	—	20,225,685
Utilities	161,786,675	—	—	161,786,675
Futures	9,099,089	—	—	9,099,089
Investment Companies
Exchange Traded Funds (ETFs)	208,588,288	—	—	208,588,288
Short-Term Investments	—	173,696,828	—	173,696,828

Total Assets	$1,669,694,256	$196,153,901	$—	$1,865,848,157

Total Liabilities	$—	$—	$—	$—

Total	$1,669,694,256	$196,153,901	$—	$1,865,848,157

See Notes to Portfolio of Investments.

EQ ADVISORS TRUST

EQ/MID CAP VALUE PLUS PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

September 30, 2010 (Unaudited)

Investment security transactions for the nine months ended September 30, 2010 were as follows:

Cost of Purchases:
Stocks and long-term corporate debt securities	$550,794,159
Net Proceeds of Sales and Redemptions:
Stocks and long-term corporate debt securities	$943,743,924
As of September 30, 2010, the gross unrealized appreciation (depreciation) of investments based on the aggregate cost of investments for Federal income tax purposes was as follows:
Aggregate gross unrealized appreciation	$191,703,734
Aggregate gross unrealized depreciation	(80,214,820)

Net unrealized appreciation	$111,488,914

Federal income tax cost of investments	$1,745,260,154

See Notes to Portfolio of Investments.

EQ ADVISORS TRUST

EQ/MONEY MARKET PORTFOLIO

PORTFOLIO OF INVESTMENTS

September 30, 2010 (Unaudited)

	Principal Amount	Value (Note 1)
SHORT TERM DEBT SECURITIES:
Bank Note (1.5%)
U.S. Bank N.A./Ohio
0.21%, 11/1/10	$25,000,000	$25,000,000

Certificates of Deposit (11.4%)
Bank of Nova Scotia
0.25%, 12/8/10	25,000,000	25,000,000
Citibank N.A./New York
0.27%, 11/23/10	25,000,000	25,000,000
Commerzbank AG
0.17%, 10/1/10	65,000,000	65,000,000
Intesa Sanpaolo S.p.A./New York
0.30%, 12/7/10	25,000,000	25,000,000
Rabobank Nederland N.V.
0.39%, 10/12/10	25,000,000	25,000,000
Royal Bank of Scotland plc/Connecticut
0.27%, 12/2/10	25,000,000	25,000,000

Total Certificates of Deposit		190,000,000

Commercial Paper (50.5%)
Abbey National North America LLC
0.00%, 10/1/10(p)	65,000,000	65,000,000
Argento Variable Funding Co. LLC
0.45%, 10/25/10(p)§	25,000,000	24,992,167
Barton Capital LLC
0.31%, 10/22/10(n)(p)	25,000,000	24,995,333
Commonwealth Bank of Australia
0.18%, 11/15/10(n)(p)	25,000,000	24,994,375
Credit Agricole North America, Inc.
0.00%, 10/1/10(p)	65,000,000	65,000,000
DnB NOR Bank ASA
0.24%, 11/17/10(n)(p)	25,000,000	24,991,840
Falcon Asset Securitization Co. LLC
0.22%, 10/27/10(n)(p)	25,000,000	24,995,847
Gemini Securitization Corp. LLC
0.27%, 11/22/10(n)(p)	25,000,000	24,990,250
General Electric Co.
0.00%, 10/1/10(p)	65,000,000	65,000,000
Gotham Funding Corp.
0.30%, 12/1/10(n)(p)	25,000,000	24,987,292
Govco LLC
0.38%, 10/26/10(n)(p)	25,000,000	24,993,055
HSBC USA, Inc.
0.00%, 10/1/10(p)	65,000,000	65,000,000
ING US Funding LLC
0.24%, 12/1/10(p)	25,000,000	24,989,833
Lloyds TSB Bank plc
0.25%, 12/6/10(p)	25,000,000	24,988,542
Mont Blanc Capital Corp.
0.25%, 11/8/10(n)(p)	25,000,000	24,993,139
National Australia Funding Corp.
0.23%, 11/23/10(n)(p)	25,000,000	24,991,535
Nestle Capital Corp.
0.21%, 10/27/10(n)(p)	25,000,000	24,996,028
Nieuw Amsterdam Receivables Corp.
0.28%, 12/1/10(n)(p)	25,000,000	24,988,139
Nordea North America, Inc.
0.26%, 10/29/10(p)	25,000,000	24,994,750
Sheffield Receivables Corp.
0.25%, 11/19/10(n)(p)	25,000,000	24,991,153
Societe Generale North America, Inc.
0.00%, 10/1/10(p)	45,000,000	45,000,000
Sumitomo Mitsui Banking Corp.
0.23%, 10/12/10(n)(p)	25,000,000	24,998,090
Surrey Funding Corp.
0.27%, 11/22/10(n)(p)	$25,000,000	$24,989,889
Toronto-Dominion Holdings USA, Inc.
0.24%, 12/1/10(n)(p)	25,000,000	24,989,833
UBS Finance Delaware LLC
0.00%, 10/1/10(p)	65,000,000	65,000,000

Total Commercial Paper		844,851,090

Government Securities (31.1%)
Federal Home Loan Bank
0.13%, 10/13/10(o)(p)	120,000,000	119,994,400
Federal Home Loan Mortgage Corp.
0.21%, 3/15/11(o)(p)	100,000,000	99,903,750
U.S. Treasury Bills
0.23%, 10/28/10(p)	50,000,000	49,991,188
0.22%, 12/30/10(p)	100,000,000	99,945,000
0.17%, 2/10/11(p)	150,000,000	149,903,750

Total Government Securities		519,738,088

Time Deposits (5.6%)
Branch Banking & Trust
0.12%, 10/1/10	60,000,000	60,000,000
JPMorgan Chase Nassau
0.000%, 10/1/10	937,461	937,461
State Street Bank and Trust Co.
0.15%, 10/1/10	32,000,000	32,000,000

Total Time Deposits		92,937,461

Total Investments (100.1%) (Amortized Cost $1,672,526,639)		1,672,526,639
Other Assets Less Liabilities (-0.1%)		(1,434,808)

Net Assets (100%)		$1,671,091,831

Federal Income Tax Cost of Investments		$1,672,526,639

§	Securities exempt from registration under Rule 144A of the Securities Act of 1933. These securities may only be resold to qualified institutional buyers. At September 30, 2010, the market value of these securities amounted to $24,992,167 or 1.5% of net assets. Securities denoted with “§” but without “b” have been determined to be liquid under the guidelines established by the Board of Trustees. To the extent any securities might provide a right to demand registration, such rights have not been relied upon when determining liquidity.

(n)	Section 4(2) Commercial Paper. Private placement for non-current transactions. Notes are usually sold to accredited investors without the intent to freely re-sell their holding.

(o)	Discount Note Security. Effective rate calculated as of September 30, 2010.

(p)	Yield to maturity.

See Notes to Portfolio of Investments.

EQ ADVISORS TRUST

EQ/MONEY MARKET PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

September 30, 2010 (Unaudited)

The following is a summary of the inputs used to value the Portfolio’s assets and liabilities carried at fair value as of September 30, 2010:

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. For example, money market securities are valued using amortized cost, in accordance with rules under the Investment Company Act of 1940. Generally, amortized cost approximates the current fair value of a security, but since the value is not obtained from a quoted price in an active market, such securities are reflected as Level 2.

Various inputs are used in determining the value of the Portfolio’s investments. These inputs are summarized in the three broad levels listed below:

Investment Type	Level 1 Quoted prices in active markets for identical securities	Level 2 Significant other observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)	Level 3 Significant unobservable inputs (including the Portfolio’s own assumptions in determining the fair value of investments)	Total
Assets:
Short-Term Investments	$—	$1,672,526,639	$—	$1,672,526,639

Total Assets	$—	$1,672,526,639	$—	$1,672,526,639

Total Liabilities	$—	$—	$—	$—

Total	$—	$1,672,526,639	$—	$1,672,526,639

See Notes to Portfolio of Investments.

EQ ADVISORS TRUST

EQ/MONTAG & CALDWELL GROWTH PORTFOLIO

PORTFOLIO OF INVESTMENTS

September 30, 2010 (Unaudited)

	Number of Shares	Value (Note 1)
COMMON STOCKS:
Consumer Discretionary (12.7%)
Hotels, Restaurants & Leisure (4.6%)
McDonald’s Corp.	221,108	$16,474,757

Media (2.1%)
Walt Disney Co.	220,600	7,304,066

Specialty Retail (2.9%)
TJX Cos., Inc.	231,400	10,327,382

Textiles, Apparel & Luxury Goods (3.1%)
NIKE, Inc., Class B	139,700	11,195,558

Total Consumer Discretionary		45,301,763

Consumer Staples (25.9%)
Beverages (8.8%)
Coca-Cola Co.	265,500	15,537,060
PepsiCo, Inc.	234,940	15,609,413

		31,146,473

Food & Staples Retailing (7.5%)
Costco Wholesale Corp.	231,700	14,942,333
Wal-Mart Stores, Inc.	221,150	11,835,948

		26,778,281

Food Products (4.8%)
Kellogg Co.	203,600	10,283,836
Kraft Foods, Inc., Class A	222,400	6,863,264

		17,147,100

Household Products (4.8%)
Colgate-Palmolive Co.	87,653	6,737,010
Procter & Gamble Co.	168,396	10,098,708

		16,835,718

Total Consumer Staples		91,907,572

Energy (8.7%)
Energy Equipment & Services (4.7%)
Cameron International Corp.*	203,900	8,759,544
Schlumberger Ltd.	127,052	7,827,674

		16,587,218

Oil, Gas & Consumable Fuels (4.0%)
Occidental Petroleum Corp.	183,300	14,352,390

Total Energy		30,939,608

Financials (5.4%)
Consumer Finance (2.6%)
American Express Co.	218,700	9,191,961

Diversified Financial Services (2.8%)
JPMorgan Chase & Co.	258,700	9,848,709

Total Financials		19,040,670

Health Care (17.1%)
Health Care Equipment & Supplies (3.9%)
Stryker Corp.	280,800	14,054,040

Pharmaceuticals (13.2%)
Abbott Laboratories, Inc.	326,450	17,053,748
Allergan, Inc.	206,200	13,718,486
Merck & Co., Inc.	438,293	$16,133,565

		46,905,799

Total Health Care		60,959,839

Industrials (10.7%)
Air Freight & Logistics (2.2%)
United Parcel Service, Inc., Class B	115,600	7,709,364

Construction & Engineering (3.2%)
Fluor Corp.	232,300	11,505,819

Electrical Equipment (2.7%)
Emerson Electric Co.	179,300	9,441,938

Industrial Conglomerates (2.6%)
3M Co.	107,200	9,295,312

Total Industrials		37,952,433

Information Technology (16.7%)
Communications Equipment (4.1%)
Juniper Networks, Inc.*	113,700	3,450,795
QUALCOMM, Inc.	249,400	11,252,928

		14,703,723

Computers & Peripherals (4.4%)
Apple, Inc.*	54,500	15,464,375

Internet Software & Services (4.4%)
Google, Inc., Class A*	29,540	15,531,837

IT Services (1.0%)
Visa, Inc., Class A	49,700	3,690,722

Semiconductors & Semiconductor Equipment (1.8%)
Broadcom Corp., Class A	180,300	6,380,817

Software (1.0%)
Oracle Corp.	129,300	3,471,705

Total Information Technology		59,243,179

Total Common Stocks (97.2%)
(Cost $309,323,510)		345,345,064

	Principal Amount	Value (Note 1)
SHORT-TERM INVESTMENT:
Time Deposit (2.7%)
JPMorgan Chase Nassau
0.000%, 10/1/10
(Amortized Cost $9,499,206)	$9,499,206	9,499,206

Total Investments (99.9%)
(Cost/Amortized Cost $318,822,716)		354,844,270
Other Assets Less Liabilities (0.1%)		469,808

Net Assets (100%)		$355,314,078

*	Non-income producing.

See Notes to Portfolio of Investments.

EQ ADVISORS TRUST

EQ/MONTAG & CALDWELL GROWTH PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

September 30, 2010 (Unaudited)

The following is a summary of the inputs used to value the Portfolio’s assets and liabilities carried at fair value as of September 30, 2010:

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. For example, money market securities are valued using amortized cost, in accordance with rules under the Investment Company Act of 1940. Generally, amortized cost approximates the current fair value of a security, but since the value is not obtained from a quoted price in an active market, such securities are reflected as Level 2.

Various inputs are used in determining the value of the Portfolio’s investments. These inputs are summarized in the three broad levels listed below:

Investment Type	Level 1 Quoted prices in active markets for identical securities	Level 2 Significant other observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)	Level 3 Significant unobservable inputs (including the Portfolio’s own assumptions in determining the fair value of investments)	Total
Assets:
Common Stocks
Consumer Discretionary	$45,301,763	$—	$—	$45,301,763
Consumer Staples	91,907,572	—	—	91,907,572
Energy	30,939,608	—	—	30,939,608
Financials	19,040,670	—	—	19,040,670
Health Care	60,959,839	—	—	60,959,839
Industrials	37,952,433	—	—	37,952,433
Information Technology	59,243,179	—	—	59,243,179
Short-Term Investments	—	9,499,206	—	9,499,206

Total Assets	$345,345,064	$9,499,206	$—	$354,844,270

Total Liabilities	$—	$—	$—	$—

Total	$345,345,064	$9,499,206	$—	$354,844,270

Investment security transactions for the nine months ended September 30, 2010 were as follows:

Cost of Purchases:
Stocks and long-term corporate debt securities	$129,222,580
Net Proceeds of Sales and Redemptions:
Stocks and long-term corporate debt securities	$147,013,665

As of September 30, 2010, the gross unrealized appreciation (depreciation) of investments based on the aggregate cost of investments for Federal income tax purposes was as follows:

Aggregate gross unrealized appreciation	$35,089,504
Aggregate gross unrealized depreciation	(3,140,994)

Net unrealized appreciation	$31,948,510

Federal income tax cost of investments	$322,895,760

See Notes to Portfolio of Investments.

EQ ADVISORS TRUST

EQ/MORGAN STANLEY MID CAP GROWTH PORTFOLIO

PORTFOLIO OF INVESTMENTS

September 30, 2010 (Unaudited)

	Number of Shares	Value (Note 1)
COMMON STOCKS:
Consumer Discretionary (28.4%)
Auto Components (0.4%)
Better Place(b)*†	1,171,377	$2,987,011

Distributors (3.0%)
Li & Fung Ltd.	4,032,000	22,683,362

Diversified Consumer Services (2.3%)
New Oriental Education & Technology Group, Inc. (ADR)*	112,694	10,996,681
Strayer Education, Inc.	37,575	6,556,837

		17,553,518

Hotels, Restaurants & Leisure (9.4%)
Chipotle Mexican Grill, Inc.*	20,889	3,592,908
Ctrip.com International Ltd. (ADR)*	509,923	24,348,823
Las Vegas Sands Corp.*	678,004	23,628,440
Wynn Resorts Ltd.	237,820	20,635,641

		72,205,812

Household Durables (1.9%)
Gafisa S.A. (ADR)	458,253	7,098,339
NVR, Inc.*	11,669	7,556,027

		14,654,366

Internet & Catalog Retail (5.8%)
Netflix, Inc.*	117,859	19,112,016
priceline.com, Inc.*	71,730	24,986,428

		44,098,444

Media (4.8%)
Discovery Communications, Inc., Class C*	207,555	7,926,525
Groupe Aeroplan, Inc.	611,160	7,508,079
Morningstar, Inc.*	215,916	9,621,217
Naspers Ltd., Class N	243,753	11,917,940

		36,973,761

Multiline Retail (0.8%)
Dollar Tree, Inc.*	42,786	2,086,246
Sears Holdings Corp.*	60,831	4,388,348

		6,474,594

Total Consumer Discretionary		217,630,868

Consumer Staples (3.4%)
Beverages (1.0%)
Coca-Cola Enterprises, Inc.	247,751	7,680,281

Food Products (2.4%)
Mead Johnson Nutrition Co.	319,662	18,191,965

Personal Products (0.0%)
Natura Cosmeticos S.A.	3,600	97,255

Total Consumer Staples		25,969,501

Energy (4.1%)
Oil, Gas & Consumable Fuels (4.1%)
Petrohawk Energy Corp.*	162,437	2,621,733
Range Resources Corp.	286,709	10,932,214
Ultra Petroleum Corp.*	417,066	17,508,431

Total Energy		31,062,378

Financials (9.1%)
Capital Markets (3.0%)
Calamos Asset Management, Inc., Class A	308,353	3,546,060
Greenhill & Co., Inc.	150,285	$11,920,606
T. Rowe Price Group, Inc.	150,624	7,540,991

		23,007,657

Commercial Banks (0.9%)
CIT Group, Inc.*	170,621	6,964,749

Diversified Financial Services (5.2%)
IntercontinentalExchange, Inc.*	79,130	8,286,494
Leucadia National Corp.*	473,432	11,182,464
Moody’s Corp.	128,474	3,209,280
MSCI, Inc., Class A*	505,106	16,774,570

		39,452,808

Total Financials		69,425,214

Health Care (8.4%)
Biotechnology (0.6%)
Ironwood Pharmaceuticals, Inc.*	495,628	5,045,493

Health Care Equipment & Supplies (3.8%)
Gen-Probe, Inc.*	242,418	11,747,576
IDEXX Laboratories, Inc.*	159,265	9,829,836
Intuitive Surgical, Inc.*	25,491	7,232,817

		28,810,229

Life Sciences Tools & Services (4.0%)
Illumina, Inc.*	411,581	20,249,785
Techne Corp.	165,504	10,216,562

		30,466,347

Total Health Care		64,322,069

Industrials (18.4%)
Air Freight & Logistics (3.6%)
C.H. Robinson Worldwide, Inc.	164,721	11,517,292
Expeditors International of Washington, Inc.	341,729	15,798,132

		27,315,424

Commercial Services & Supplies (5.1%)
Covanta Holding Corp.	638,725	10,059,919
Edenred*	918,714	18,197,908
Stericycle, Inc.*	161,297	11,206,915

		39,464,742

Machinery (2.0%)
Schindler Holding AG	144,036	15,449,442

Professional Services (6.3%)
Corporate Executive Board Co.	176,089	5,557,369
IHS, Inc., Class A*	138,647	9,427,996
Intertek Group plc	600,845	17,272,774
Verisk Analytics, Inc., Class A*	572,635	16,039,506

		48,297,645

Trading Companies & Distributors (1.4%)
Fastenal Co.	199,212	10,596,086

Total Industrials		141,123,339

Information Technology (19.1%)
Internet Software & Services (2.6%)
Akamai Technologies, Inc.*	221,833	11,131,580
Alibaba.com Ltd.*	4,407,500	9,179,865

		20,311,445

IT Services (5.5%)
Gartner, Inc.*	361,153	10,632,344
Redecard S.A.	666,865	10,412,869

See Notes to Portfolio of Investments.

EQ ADVISORS TRUST

EQ/MORGAN STANLEY MID CAP GROWTH PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

September 30, 2010 (Unaudited)

	Number of Shares	Value (Note 1)
Teradata Corp.*	539,982	$20,821,706

		41,866,919

Semiconductors & Semiconductor Equipment (1.0%)
ARM Holdings plc (ADR)	392,013	7,354,164

Software (10.0%)
Autodesk, Inc.*	283,917	9,076,826
Citrix Systems, Inc.*	75,050	5,121,412
FactSet Research Systems, Inc.	15,178	1,231,391
Red Hat, Inc.*	330,556	13,552,796
Rovi Corp.*	154,942	7,810,626
Salesforce.com, Inc.*	210,297	23,511,205
Solera Holdings, Inc.	379,173	16,744,280

		77,048,536

Total Information Technology		146,581,064

Materials (5.5%)
Chemicals (3.4%)
Intrepid Potash, Inc.*	270,135	7,042,419
Nalco Holding Co.	404,482	10,196,991
Rockwood Holdings, Inc.*	287,991	9,063,077

		26,302,487

Construction Materials (1.6%)
Martin Marietta Materials, Inc.	124,394	9,574,606
Texas Industries, Inc.	77,857	2,454,053

		12,028,659

Metals & Mining (0.5%)
Lynas Corp., Ltd.*	3,152,466	4,159,177

Total Materials		42,490,323

Telecommunication Services (0.9%)
Wireless Telecommunication Services (0.9%)
Millicom International Cellular S.A.	71,012	6,813,601

Total Telecommunication Services		6,813,601

Total Common Stocks (97.3%) (Cost $651,298,468)		745,418,357

	Principal Amount	Value (Note 1)
SHORT-TERM INVESTMENT:
Time Deposit (4.4%)
JPMorgan Chase Nassau
0.000%, 10/1/10
(Amortized Cost $33,591,857)	$33,591,857	33,591,857

Total Investments (101.7%) (Cost/Amortized Cost $684,890,325)		779,010,214
Other Assets Less Liabilities (-1.7%)		(12,776,259)

Net Assets (100%)		$766,233,955

*	Non-income producing.

†	Securities (totaling $2,987,011 or 0.4% of net assets) at fair value by management.

(b)	Illiquid Security.

Glossary:

ADR — American Depositary Receipt

See Notes to Portfolio of Investments.

EQ ADVISORS TRUST

EQ/MORGAN STANLEY MID CAP GROWTH PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

September 30, 2010 (Unaudited)

The following is a summary of the inputs used to value the Portfolio’s assets and liabilities carried at fair value as of September 30, 2010:

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. For example, money market securities are valued using amortized cost, in accordance with rules under the Investment Company Act of 1940. Generally, amortized cost approximates the current fair value of a security, but since the value is not obtained from a quoted price in an active market, such securities are reflected as Level 2.

Various inputs are used in determining the value of the Portfolio’s investments. These inputs are summarized in the three broad levels listed below:

Investment Type	Level 1 Quoted prices in active markets for identical securities	Level 2 Significant other observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)	Level 3 Significant unobservable inputs (including the Portfolio’s own assumptions in determining the fair value of investments)	Total
Assets:
Common Stocks
Consumer Discretionary	$180,042,555	$34,601,302	$2,987,011	$217,630,868
Consumer Staples	25,969,501	—	—	25,969,501
Energy	31,062,378	—	—	31,062,378
Financials	69,425,214	—	—	69,425,214
Health Care	64,322,069	—	—	64,322,069
Industrials	90,203,215	50,920,124	—	141,123,339
Information Technology	137,401,199	9,179,865	—	146,581,064
Materials	38,331,146	4,159,177	—	42,490,323
Telecommunication Services	6,813,601	—	—	6,813,601
Short-Term Investments	—	33,591,857	—	33,591,857

Total Assets	$643,570,878	$132,452,325	$2,987,011	$779,010,214

Total Liabilities	$—	$—	$—	$—

Total	$643,570,878	$132,452,325	$2,987,011	$779,010,214

Following is a reconciliation of Level 3 assets for which significant unobservable inputs were used to determine fair value:

	Investments in Securities- Consumer Discretionary	Investments in Securities-Health Care
Balance as of 12/31/09	$—	$3,663,475
Total gains or losses (realized/unrealized) included in earnings	(527,120)	—
Purchases, sales, issuances, and settlements (net)	3,514,131	—
Transfers into Level 3	—	—
Transfers out of Level 3	—	(3,663,475)

Balance as of 9/30/10	$2,987,011	$—

The amount of total gains or losses for the year included in earnings attributable to the change in unrealized gains or losses relating to assets and liabilities still held at period ending 9/30/10.	$(527,120)	$—

Investment security transactions for the nine months ended September 30, 2010 were as follows:

Cost of Purchases:
Stocks and long-term corporate debt securities	$186,949,071
Net Proceeds of Sales and Redemptions:
Stocks and long-term corporate debt securities	$129,229,606

See Notes to Portfolio of Investments.

EQ ADVISORS TRUST

EQ/MORGAN STANLEY MID CAP GROWTH PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

September 30, 2010 (Unaudited)

As of September 30, 2010, the gross unrealized appreciation (depreciation) of investments based on the aggregate cost of investments for Federal income tax purposes was as follows:

Aggregate gross unrealized appreciation	$155,731,985
Aggregate gross unrealized depreciation	(61,042,320)

Net unrealized appreciation	$94,689,665

Federal income tax cost of investments	$684,320,549

See Notes to Portfolio of Investments.

EQ ADVISORS TRUST

EQ/MUTUAL LARGE CAP EQUITY PORTFOLIO

PORTFOLIO OF INVESTMENTS

September 30, 2010 (Unaudited)

	Number of Shares	Value (Note 1)
COMMON STOCKS:
Consumer Discretionary (6.9%)
Auto Components (0.1%)
Goodyear Tire & Rubber Co.*	4,400	$47,300
International Automotive Components Group North America LLC (ADR)(b)*†	1,598	9,963
International Automotive Components Group North America LLC(b)*†	92,290	17,866
Johnson Controls, Inc.	13,545	413,122

		488,251

Automobiles (1.0%)
Daimler AG (Registered)*	34,729	2,199,617
Ford Motor Co.*	69,314	848,403
Harley-Davidson, Inc.	4,847	137,849
Volkswagen AG (Preference)	32,214	3,887,860

		7,073,729

Distributors (0.0%)
Genuine Parts Co.	3,184	141,975

Diversified Consumer Services (0.2%)
Apollo Group, Inc., Class A*	2,606	133,818
DeVry, Inc.	1,276	62,792
H&R Block, Inc.	6,222	80,575
Hillenbrand, Inc.	39,550	850,720

		1,127,905

Hotels, Restaurants & Leisure (0.5%)
Carnival Corp.	8,900	340,069
Darden Restaurants, Inc.	2,824	120,811
GHCP Harrah’s Investment LP(b)*†	173,925	—
International Game Technology	6,254	90,370
Marriott International, Inc., Class A	5,764	206,524
McDonald’s Corp.	21,466	1,599,432
Starbucks Corp.	14,958	382,626
Starwood Hotels & Resorts Worldwide, Inc.	3,802	199,795
Thomas Cook Group plc	107,235	289,407
Wyndham Worldwide Corp.	3,603	98,974
Wynn Resorts Ltd.	1,513	131,283
Yum! Brands, Inc.	9,435	434,576

		3,893,867

Household Durables (0.4%)
D.R. Horton, Inc.	6,011	66,842
Fortune Brands, Inc.	3,073	151,284
Harman International Industries, Inc.*	1,403	46,874
Leggett & Platt, Inc.	2,953	67,210
Lennar Corp., Class A	2,900	44,602
Newell Rubbermaid, Inc.	5,693	101,392
Pulte Group, Inc.*	6,285	55,057
Stanley Black & Decker, Inc.	32,506	1,991,968
Whirlpool Corp.	1,498	121,278

		2,646,507

Internet & Catalog Retail (0.2%)
Amazon.com, Inc.*	7,131	1,119,995
Expedia, Inc.	4,000	112,840
priceline.com, Inc.*	982	342,070

		1,574,905

Leisure Equipment & Products (0.6%)
Eastman Kodak Co.*	4,100	17,220
Hasbro, Inc.	2,807	124,940
Mattel, Inc.	173,933	$4,080,468

		4,222,628

Media (2.8%)
British Sky Broadcasting Group plc	133,106	1,475,174
CBS Corp., Class B	13,760	218,234
Comcast Corp., Class A	56,603	1,023,382
DIRECTV, Class A*	17,482	727,776
Discovery Communications, Inc., Class A*	5,740	249,977
Gannett Co., Inc.	5,200	63,596
Interpublic Group of Cos., Inc.*	9,859	98,886
McGraw-Hill Cos., Inc.	6,234	206,096
Meredith Corp.	733	24,416
New York Times Co., Class A*	2,383	18,445
News Corp., Class A	323,199	4,220,979
Omnicom Group, Inc.	6,000	236,880
Scripps Networks Interactive, Inc., Class A	1,811	86,167
Time Warner Cable, Inc.	39,747	2,145,941
Time Warner, Inc.	139,396	4,272,487
Viacom, Inc., Class B	12,265	443,870
Virgin Media, Inc.	142,144	3,272,155
Walt Disney Co.	38,574	1,277,185
Washington Post Co., Class B	120	47,929

		20,109,575

Multiline Retail (0.3%)
Big Lots, Inc.*	1,524	50,673
Family Dollar Stores, Inc.	2,600	114,816
J.C. Penney Co., Inc.	4,910	133,454
Kohl’s Corp.*	6,188	325,984
Macy’s, Inc.	8,666	200,098
Nordstrom, Inc.	3,478	129,381
Sears Holdings Corp.*	893	64,421
Target Corp.	14,550	777,552

		1,796,379

Specialty Retail (0.6% )
Abercrombie & Fitch Co., Class A	1,874	73,686
AutoNation, Inc.*	1,270	29,527
AutoZone, Inc.*	578	132,310
Bed Bath & Beyond, Inc.*	5,226	226,861
Best Buy Co., Inc.	6,962	284,258
CarMax, Inc.*	4,492	125,147
GameStop Corp., Class A*	2,800	55,188
Gap, Inc.	8,862	165,188
Home Depot, Inc.	33,533	1,062,325
Limited Brands, Inc.	5,495	147,156
Lowe’s Cos., Inc.	28,302	630,852
Office Depot, Inc.*	6,600	30,360
O’Reilly Automotive, Inc.*	2,798	148,854
RadioShack Corp.	2,685	57,271
Ross Stores, Inc.	2,475	135,184
Staples, Inc.	14,745	308,465
Tiffany & Co.	2,547	119,684
TJX Cos., Inc.	8,200	365,966
Urban Outfitters, Inc.*	2,597	81,650

		4,179,932

Textiles, Apparel & Luxury Goods (0.2%)
Coach, Inc.	6,100	262,056
NIKE, Inc., Class B	7,821	626,775
Polo Ralph Lauren Corp.	1,325	119,064
VF Corp.	1,743	141,218

		1,149,113

Total Consumer Discretionary		48,404,766

See Notes to Portfolio of Investments.

EQ ADVISORS TRUST

EQ/MUTUAL LARGE CAP EQUITY PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

September 30, 2010 (Unaudited)

	Number of Shares	Value ( Note 1)
Consumer Staples (14.8%)
Beverages (3.1%)
Brown-Forman Corp., Class B	26,611	$1,640,302
Carlsberg A/S, Class B	19,618	2,045,485
Coca-Cola Co.	46,600	2,727,032
Coca-Cola Enterprises, Inc.	84,403	2,616,493
Constellation Brands, Inc., Class A*	3,574	63,224
Dr. Pepper Snapple Group, Inc.	90,951	3,230,580
Molson Coors Brewing Co., Class B	3,187	150,490
PepsiCo, Inc.	69,204	4,597,914
Pernod-Ricard S.A.	53,932	4,503,271

		21,574,791

Food & Staples Retailing (3.2%)
Carrefour S.A.	39,629	2,129,365
Costco Wholesale Corp.	8,823	568,995
CVS Caremark Corp.	331,709	10,438,882
Kroger Co.	193,027	4,180,965
Safeway, Inc.	7,870	166,529
SUPERVALU, Inc.	3,800	43,814
Sysco Corp.	11,823	337,192
Walgreen Co.	19,705	660,118
Wal-Mart Stores, Inc.	79,050	4,230,756
Whole Foods Market, Inc.*	2,947	109,363

		22,865,979

Food Products (2.9%)
Archer-Daniels-Midland Co.	12,974	414,130
Campbell Soup Co.	3,887	138,960
ConAgra Foods, Inc.	8,899	195,244
Danone S.A.	12,542	750,170
Dean Foods Co.*	4,100	41,861
General Mills, Inc.	86,384	3,156,471
H.J. Heinz Co.	6,317	299,236
Hershey Co.	3,139	149,385
Hormel Foods Corp.	1,384	61,726
J.M. Smucker Co.	2,401	145,333
Kellogg Co.	5,282	266,794
Kraft Foods, Inc., Class A	281,444	8,685,362
McCormick & Co., Inc. (Non-Voting)	2,687	112,962
Mead Johnson Nutrition Co.	4,125	234,754
Nestle S.A. (Registered)	103,219	5,498,921
Sara Lee Corp.	13,300	178,619
Tyson Foods, Inc., Class A	6,014	96,344

		20,426,272

Household Products (0.7%)
Clorox Co.	2,784	185,860
Colgate-Palmolive Co.	9,800	753,228
Kimberly-Clark Corp.	8,255	536,988
Procter & Gamble Co.	57,247	3,433,102

		4,909,178

Personal Products (0.1%)
Avon Products, Inc.	8,651	277,784
Estee Lauder Cos., Inc., Class A	2,302	145,555

		423,339

Tobacco (4.8%)
Altria Group, Inc.	343,330	8,246,787
British American Tobacco plc	218,473	8,149,266
Imperial Tobacco Group plc	204,046	6,080,565
Japan Tobacco, Inc.	618	2,057,286
Lorillard, Inc.	28,084	2,255,426
Philip Morris International, Inc.	78,193	4,380,372
Reynolds American, Inc.	49,847	$2,960,413

		34,130,115

Total Consumer Staples		104,329,674

Energy (6.4%)
Energy Equipment & Services (1.7%)
Baker Hughes, Inc.	49,929	2,126,975
Cameron International Corp.*	4,901	210,547
Diamond Offshore Drilling, Inc.	1,461	99,012
Exterran Holdings, Inc.*	46,146	1,047,976
FMC Technologies, Inc.*	2,420	165,262
Halliburton Co.	18,500	611,795
Helmerich & Payne, Inc.	2,137	86,463
Nabors Industries Ltd.*	5,975	107,908
National Oilwell Varco, Inc.	8,462	376,305
Pride International, Inc.*	50,002	1,471,559
Rowan Cos., Inc.*	2,333	70,830
Schlumberger Ltd.	27,483	1,693,227
Transocean Ltd.*	62,199	3,998,774

		12,066,633

Oil, Gas & Consumable Fuels (4.7%)
Anadarko Petroleum Corp.	9,982	569,473
Apache Corp.	7,362	719,709
BP plc	250,377	1,682,611
Cabot Oil & Gas Corp.	2,100	63,231
Chesapeake Energy Corp.	13,267	300,498
Chevron Corp.	40,500	3,282,525
ConocoPhillips	29,900	1,717,157
Consol Energy, Inc.	4,459	164,805
Denbury Resources, Inc.*	8,053	127,962
Devon Energy Corp.	8,773	567,964
El Paso Corp.	14,199	175,784
EOG Resources, Inc.	5,091	473,310
EQT Corp.	3,100	111,786
Exxon Mobil Corp.	102,692	6,345,339
Hess Corp.	5,882	347,744
Marathon Oil Corp.	159,297	5,272,731
Massey Energy Co.	2,111	65,483
Murphy Oil Corp.	3,868	239,507
Noble Energy, Inc.	18,897	1,418,976
Occidental Petroleum Corp.	16,374	1,282,084
Peabody Energy Corp.	5,443	266,761
Pioneer Natural Resources Co.	2,340	152,170
QEP Resources, Inc.	3,501	105,520
Range Resources Corp.	3,198	121,940
Royal Dutch Shell plc, Class A	150,971	4,566,951
Southwestern Energy Co.*	7,108	237,691
Spectra Energy Corp.	13,069	294,706
Sunoco, Inc.	2,392	87,308
Tesoro Corp.	3,094	41,336
Total S.A.	39,642	2,043,056
Valero Energy Corp.	11,577	202,713
Williams Cos., Inc.	11,792	225,345

		33,274,176

Total Energy		45,340,809

Financials (12.1%)
Capital Markets (2.2%)
Ameriprise Financial, Inc.	5,063	239,632
Bank of New York Mellon Corp.	24,301	634,985
CG Investor LLC I(b)*†	1,888,797	899,067
CG Investor LLC II(b)*†	1,888,769	899,054
CG Investor LLC III(b)*†	944,511	449,587
Charles Schwab Corp.	19,734	274,303

See Notes to Portfolio of Investments.

EQ ADVISORS TRUST

EQ/MUTUAL LARGE CAP EQUITY PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

September 30, 2010 (Unaudited)

	Number of Shares	Value (Note 1)
E*TRADE Financial Corp.*	4,123	$59,948
Federated Investors, Inc., Class B	1,741	39,625
Franklin Resources, Inc.	2,963	316,745
Goldman Sachs Group, Inc.	25,515	3,688,959
Invesco Ltd.	9,480	201,260
Janus Capital Group, Inc.	3,704	40,559
Legg Mason, Inc.	3,115	94,416
Morgan Stanley	164,360	4,056,405
Northern Trust Corp.	4,895	236,135
State Street Corp.	10,063	378,972
T. Rowe Price Group, Inc.	5,170	258,836
UBS AG (Registered)*	136,936	2,324,421

		15,092,909

Commercial Banks (2.5%)
Barclays plc	741,724	3,490,862
BB&T Corp.	13,931	335,458
CIT Group, Inc.*	21,268	868,160
Comerica, Inc.	3,560	132,254
Fifth Third Bancorp	16,060	193,202
First Horizon National Corp.*	4,692	53,538
Guaranty Bancorp*	91,672	145,758
Huntington Bancshares, Inc./Ohio	14,848	84,188
Intesa Sanpaolo S.p.A.	375,208	1,218,654
KeyCorp	17,892	142,420
M&T Bank Corp.	1,723	140,959
Marshall & Ilsley Corp.	10,641	74,913
PNC Financial Services Group, Inc.	55,594	2,885,885
Regions Financial Corp.	23,100	167,937
SunTrust Banks, Inc.	10,181	262,975
U.S. Bancorp	38,500	832,370
Wells Fargo & Co.	265,881	6,681,590
Zions Bancorp	3,478	74,290

		17,785,413

Consumer Finance (0.2%)
American Express Co.	21,112	887,337
Capital One Financial Corp.	9,236	365,284
Discover Financial Services	10,972	183,013
SLM Corp.*	9,796	113,144

		1,548,778

Diversified Financial Services (2.3%)
Bank of America Corp.	554,550	7,270,151
Bond Street Holdings LLC, Class A*§†	38,265	784,433
Citigroup, Inc.*	479,007	1,868,127
CME Group, Inc.	1,354	352,649
Deutsche Boerse AG	29,283	1,953,887
IntercontinentalExchange, Inc.*	1,500	157,080
JPMorgan Chase & Co.	79,970	3,044,458
Leucadia National Corp.*	3,975	93,890
Moody’s Corp.	4,103	102,493
NASDAQ OMX Group, Inc.*	2,903	56,405
NYSE Euronext	5,334	152,392

		15,835,965

Insurance (3.4%)
ACE Ltd.	63,545	3,701,496
Aflac, Inc.	9,484	490,418
Alleghany Corp.*	6,129	1,857,271
Allstate Corp.	10,731	338,563
American International Group, Inc.*	2,792	109,167
Aon Corp.	5,439	212,719
Assurant, Inc.	2,227	90,639
Berkshire Hathaway, Inc., Class B*	55,298	4,572,039
Chubb Corp.	6,344	361,545
Cincinnati Financial Corp.	3,267	$94,253
CNO Financial Group, Inc.*	90,598	501,913
Genworth Financial, Inc., Class A*	9,869	120,599
Hartford Financial Services Group, Inc.	9,136	209,671
Lincoln National Corp.	6,300	150,696
Loews Corp.	6,411	242,977
Marsh & McLennan Cos., Inc.	11,100	267,732
MetLife, Inc.	18,272	702,558
Old Republic International Corp.	156,506	2,167,608
Principal Financial Group, Inc.	6,460	167,443
Progressive Corp.	13,476	281,244
Prudential Financial, Inc.	9,500	514,710
Torchmark Corp.	1,655	87,947
Travelers Cos., Inc.	9,471	493,439
Unum Group	6,591	145,991
White Mountains Insurance Group Ltd.	13,520	4,170,379
XL Group plc	6,900	149,454
Zurich Financial Services AG	8,650	2,027,268

		24,229,739

Real Estate Investment Trusts (REITs) (1.1%)
Alexander’s, Inc. (REIT)	8,355	2,638,342
Apartment Investment & Management Co. (REIT), Class A	2,360	50,457
AvalonBay Communities, Inc. (REIT)	1,728	179,591
Boston Properties, Inc. (REIT)	2,815	233,983
Equity Residential (REIT)	5,624	267,534
HCP, Inc. (REIT)	6,238	224,443
Health Care REIT, Inc.	2,600	123,084
Host Hotels & Resorts, Inc. (REIT)	13,278	192,265
Kimco Realty Corp. (REIT)	8,185	128,914
Link REIT (REIT)	681,341	2,019,738
Plum Creek Timber Co., Inc. (REIT)	3,269	115,396
ProLogis (REIT)	9,616	113,276
Public Storage (REIT)	2,800	271,712
Simon Property Group, Inc. (REIT)	5,857	543,178
Ventas, Inc. (REIT)	3,101	159,918
Vornado Realty Trust (REIT)	3,266	279,341

		7,541,172

Real Estate Management & Development (0.4%)
Canary Wharf Group plc(b)*†	353,084	1,592,422
CB Richard Ellis Group, Inc., Class A*	5,900	107,852
Forestar Group, Inc.*	36,491	622,172
St. Joe Co.*	30,594	760,873

		3,083,319

Thrifts & Mortgage Finance (0.0%)
Hudson City Bancorp, Inc.	10,572	129,613
People’s United Financial, Inc.	7,386	96,683

		226,296

Total Financials		85,343,591

Health Care (8.0%)
Biotechnology (0.9%)
Amgen, Inc.*	56,194	3,096,851
Biogen Idec, Inc.*	4,873	273,473
Celgene Corp.*	9,281	534,678
Cephalon, Inc.*	1,561	97,469
Genzyme Corp.*	25,687	1,818,383
Gilead Sciences, Inc.*	16,893	601,560

		6,422,414

See Notes to Portfolio of Investments.

EQ ADVISORS TRUST

EQ/MUTUAL LARGE CAP EQUITY PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

September 30, 2010 (Unaudited)

	Number of Shares	Value (Note 1)
Health Care Equipment & Supplies (1.3%)
Alcon, Inc.	10,409	$1,736,117
Baxter International, Inc.	11,900	567,749
Becton, Dickinson and Co.	4,738	351,086
Boston Scientific Corp.*	327,548	2,007,869
C.R. Bard, Inc.	1,924	156,671
CareFusion Corp.*	3,800	94,392
DENTSPLY International, Inc.	2,955	94,471
Hospira, Inc.*	3,374	192,352
Intuitive Surgical, Inc.*	792	224,722
Medtronic, Inc.	72,285	2,427,330
St. Jude Medical, Inc.*	6,565	258,267
Stryker Corp.	6,873	343,994
Varian Medical Systems, Inc.*	2,453	148,407
Zimmer Holdings, Inc.*	4,100	214,553

		8,817,980

Health Care Providers & Services (2.2%)
Aetna, Inc.	8,400	265,524
AmerisourceBergen Corp.	5,706	174,946
Cardinal Health, Inc.	7,082	233,989
CIGNA Corp.	5,585	199,831
Community Health Systems, Inc.*	57,135	1,769,471
Coventry Health Care, Inc.*	2,993	64,439
DaVita, Inc.*	2,069	142,823
Express Scripts, Inc.*	11,000	535,700
Humana, Inc.*	3,494	175,539
Laboratory Corp. of America Holdings*	2,000	156,860
McKesson Corp.	5,273	325,766
Medco Health Solutions, Inc.*	8,739	454,952
Patterson Cos., Inc.	1,950	55,867
Quest Diagnostics, Inc.	2,987	150,754
Tenet Healthcare Corp.*	634,468	2,994,689
UnitedHealth Group, Inc.	210,187	7,379,666
WellPoint, Inc.*	8,051	456,009

		15,536,825

Health Care Technology (0.0%)
Cerner Corp.*	1,423	119,518

Life Sciences Tools & Services (0.1%)
Life Technologies Corp.*	3,611	168,597
PerkinElmer, Inc.	2,378	55,027
Thermo Fisher Scientific, Inc.*	8,202	392,712
Waters Corp.*	1,856	131,368

		747,704

Pharmaceuticals (3.5%)
Abbott Laboratories, Inc.	31,200	1,629,888
Allergan, Inc.	6,202	412,619
Bristol-Myers Squibb Co.	34,500	935,295
Eli Lilly and Co.	174,910	6,389,462
Forest Laboratories, Inc.*	5,759	178,126
Johnson & Johnson	55,500	3,438,780
King Pharmaceuticals, Inc.*	5,035	50,149
Merck & Co., Inc.	62,069	2,284,760
Mylan, Inc.*	6,355	119,538
Novartis AG (Registered)	47,545	2,726,465
Pfizer, Inc.	389,097	6,680,795
Watson Pharmaceuticals, Inc.*	2,162	91,474

		24,937,351

Total Health Care		56,581,792

Industrials (6.0%)
Aerospace & Defense (0.9%)
Boeing Co.	14,757	$981,931
GenCorp, Inc.*	61,699	303,559
General Dynamics Corp.	7,671	481,815
Goodrich Corp.	2,542	187,422
Honeywell International, Inc.	15,583	684,717
ITT Corp.	3,708	173,646
L-3 Communications Holdings, Inc.	2,309	166,871
Lockheed Martin Corp.	5,995	427,324
Northrop Grumman Corp.	5,902	357,838
Precision Castparts Corp.	2,900	369,315
Raytheon Co.	7,611	347,899
Rockwell Collins, Inc.	3,170	184,652
United Technologies Corp.	18,800	1,339,124

		6,006,113

Air Freight & Logistics (0.5%)
C.H. Robinson Worldwide, Inc.	3,369	235,560
Expeditors International of Washington, Inc.	4,279	197,818
FedEx Corp.	6,329	541,130
TNT N.V.	55,521	1,491,830
United Parcel Service, Inc., Class B	20,000	1,333,800

		3,800,138

Airlines (0.0%)
Southwest Airlines Co.	15,028	196,416

Building Products (0.3%)
Masco Corp.	7,610	83,786
Owens Corning, Inc.*	84,474	2,165,069

		2,248,855

Commercial Services & Supplies (0.2%)
Avery Dennison Corp.	2,217	82,295
Cintas Corp.	2,682	73,889
Iron Mountain, Inc.	4,000	89,360
Pitney Bowes, Inc.	4,169	89,133
R.R. Donnelley & Sons Co.	4,161	70,571
Republic Services, Inc.	6,214	189,465
Stericycle, Inc.*	1,712	118,950
Waste Management, Inc.	9,719	347,357

		1,061,020

Construction & Engineering (0.1%)
Fluor Corp.	3,613	178,952
Jacobs Engineering Group, Inc.*	2,536	98,143
Quanta Services, Inc.*	4,255	81,185

		358,280

Electrical Equipment (0.4%)
Alstom S.A.	38,336	1,955,627
Emerson Electric Co.	15,163	798,484
Rockwell Automation, Inc.	2,861	176,610
Roper Industries, Inc.	1,890	123,190

		3,053,911

Industrial Conglomerates (2.0%)
3M Co.	14,419	1,250,271
General Electric Co.	215,717	3,505,401
Orkla ASA	562,050	5,179,788
Siemens AG (Registered)	36,452	3,847,744
Textron, Inc.	5,729	117,788
Tyco International Ltd.	10,038	368,696

		14,269,688

Machinery (0.7%)
Caterpillar, Inc.	12,730	1,001,596
Cummins, Inc.	4,035	365,490

See Notes to Portfolio of Investments.

EQ ADVISORS TRUST

EQ/MUTUAL LARGE CAP EQUITY PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

September 30, 2010 (Unaudited)

	Number of Shares	Value (Note 1)
Danaher Corp.	10,778	$437,694
Deere & Co.	8,569	597,945
Dover Corp.	3,753	195,944
Eaton Corp.	3,336	275,187
Federal Signal Corp.	98,518	531,012
Flowserve Corp.	1,128	123,426
Illinois Tool Works, Inc.	10,142	476,877
Ingersoll-Rand plc	6,200	221,402
PACCAR, Inc.	7,352	353,999
Pall Corp.	2,353	97,979
Parker Hannifin Corp.	3,262	228,536
Snap-On, Inc.	1,159	53,905

		4,960,992

Marine (0.6%)
A. P. Moller - Maersk A/S, Class B	503	4,204,855

Professional Services (0.0%)
Dun & Bradstreet Corp.	1,023	75,845
Equifax, Inc.	2,521	78,655
Robert Half International, Inc.	2,977	77,402

		231,902

Road & Rail (0.3%)
CSX Corp.	7,657	423,585
Norfolk Southern Corp.	7,395	440,077
Ryder System, Inc.	1,057	45,208
Union Pacific Corp.	10,035	820,863

		1,729,733

Trading Companies & Distributors (0.0%)
Fastenal Co.	2,994	159,251
W.W. Grainger, Inc.	1,216	144,838

		304,089

Total Industrials		42,425,992

Information Technology (9.9%)
Communications Equipment (1.1%)
Cisco Systems, Inc.*	115,156	2,521,916
Harris Corp.	2,603	115,287
JDS Uniphase Corp.*	4,469	55,371
Juniper Networks, Inc.*	10,300	312,605
Motorola, Inc.*	387,096	3,301,929
QUALCOMM, Inc.	32,374	1,460,715
Tellabs, Inc.	8,129	60,561

		7,828,384

Computers & Peripherals (1.9%)
Apple, Inc.*	18,423	5,227,526
Dell, Inc.*	34,122	442,221
EMC Corp.*	41,321	839,230
Hewlett-Packard Co.	140,970	5,930,608
Lexmark International, Inc., Class A*	1,641	73,221
NetApp, Inc.*	7,190	357,990
QLogic Corp.*	1,900	33,516
SanDisk Corp.*	4,603	168,700
Western Digital Corp.*	4,767	135,335

		13,208,347

Electronic Equipment, Instruments & Components (0.5%)
Agilent Technologies, Inc.*	6,986	233,123
Amphenol Corp., Class A	3,504	171,626
Corning, Inc.	31,800	581,304
FLIR Systems, Inc.*	3,189	81,957
Jabil Circuit, Inc.	4,300	61,963
Molex, Inc.	2,776	58,102
Tyco Electronics Ltd.	74,223	2,168,796

		3,356,871

Internet Software & Services (0.6%)
Akamai Technologies, Inc.*	3,658	$183,558
eBay, Inc.*	23,100	563,640
Google, Inc., Class A*	5,013	2,635,785
Monster Worldwide, Inc.*	2,883	37,364
VeriSign, Inc.*	3,512	111,471
Yahoo!, Inc.*	27,150	384,716

		3,916,534

IT Services (0.9%)
Automatic Data Processing, Inc.	9,923	417,064
Cognizant Technology Solutions Corp., Class A*	5,986	385,917
Computer Sciences Corp.	3,114	143,244
Fidelity National Information Services, Inc.	5,150	139,720
Fiserv, Inc.*	3,052	164,259
International Business Machines Corp.	25,438	3,412,253
Mastercard, Inc., Class A	1,959	438,816
Paychex, Inc.	6,488	178,355
SAIC, Inc.*	5,600	89,488
Teradata Corp.*	3,374	130,101
Total System Services, Inc.	3,344	50,963
Visa, Inc., Class A	10,015	743,714
Western Union Co.	13,500	238,545

		6,532,439

Office Electronics (0.8%)
Xerox Corp.	527,690	5,461,591

Semiconductors & Semiconductor Equipment (1.4%)
Advanced Micro Devices, Inc.*	12,100	86,031
Altera Corp.	6,344	191,335
Analog Devices, Inc.	6,012	188,657
Applied Materials, Inc.	26,847	313,573
Broadcom Corp., Class A	9,021	319,253
First Solar, Inc.*	1,083	159,580
Intel Corp.	112,066	2,155,029
KLA-Tencor Corp.	3,200	112,736
Linear Technology Corp.	4,440	136,441
LSI Corp.*	602,909	2,749,265
Maxim Integrated Products, Inc.	129,901	2,404,468
MEMC Electronic Materials, Inc.*	4,587	54,677
Microchip Technology, Inc.	3,638	114,415
Micron Technology, Inc.*	17,900	129,059
National Semiconductor Corp.	4,784	61,092
Novellus Systems, Inc.*	1,954	51,937
NVIDIA Corp.*	11,550	134,904
Teradyne, Inc.*	3,752	41,797
Texas Instruments, Inc.	24,221	657,358
Xilinx, Inc.	5,220	138,904

		10,200,511

Software (2.7%)
Adobe Systems, Inc.*	10,509	274,810
Autodesk, Inc.*	4,708	150,515
BMC Software, Inc.*	3,668	148,481
CA, Inc.	7,864	166,088
Citrix Systems, Inc.*	3,722	253,989
Compuware Corp.*	4,503	38,411
Electronic Arts, Inc.*	6,661	109,440
Intuit, Inc.*	5,702	249,805
McAfee, Inc.*	42,725	2,019,184
Microsoft Corp.	422,504	10,347,123
Nintendo Co., Ltd.	8,077	2,018,282

See Notes to Portfolio of Investments.

EQ ADVISORS TRUST

EQ/MUTUAL LARGE CAP EQUITY PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

September 30, 2010 (Unaudited)

	Number of Shares	Value (Note 1)
Novell, Inc.*	7,085	$42,297
Oracle Corp.	78,055	2,095,777
Red Hat, Inc.*	3,810	156,210
Salesforce.com, Inc.*	2,353	263,065
Symantec Corp.*	70,400	1,067,968

		19,401,445

Total Information Technology		69,906,122

Materials (3.4%)
Chemicals (1.3% )
Air Products & Chemicals, Inc.	4,286	354,967
Airgas, Inc.	1,502	102,061
CF Industries Holdings, Inc.	1,454	138,857
Dow Chemical Co.	23,275	639,131
E.I. du Pont de Nemours & Co.	18,165	810,522
Eastman Chemical Co.	1,462	108,188
Ecolab, Inc.	4,713	239,138
FMC Corp.	1,462	100,015
International Flavors & Fragrances, Inc.	1,611	78,166
Linde AG	29,047	3,780,848
Monsanto Co.	10,900	522,437
Potash Corp. of Saskatchewan, Inc.	10,063	1,449,475
PPG Industries, Inc.	3,351	243,953
Praxair, Inc.	6,125	552,842
Sherwin-Williams Co.	1,830	137,506
Sigma-Aldrich Corp.	2,447	147,750

		9,405,856

Construction Materials (0.0% )
Vulcan Materials Co.	2,665	98,392

Containers & Packaging (0.1%)
Ball Corp.	1,842	108,402
Bemis Co., Inc.	2,201	69,882
Owens-Illinois, Inc.*	3,299	92,570
Pactiv Corp.*	2,747	90,596
Sealed Air Corp.	3,219	72,363

		433,813

Metals & Mining (0.3% )
AK Steel Holding Corp.	2,531	34,953
Alcoa, Inc.	20,875	252,796
Allegheny Technologies, Inc.	1,985	92,203
Cliffs Natural Resources, Inc.	2,759	176,355
Freeport-McMoRan Copper & Gold, Inc.	9,488	810,180
Newmont Mining Corp.	9,872	620,061
Nucor Corp.	6,338	242,112
Titanium Metals Corp.*	1,817	36,267
United States Steel Corp.	2,800	122,752

		2,387,679

Paper & Forest Products (1.7%)
Domtar Corp.	23,168	1,496,189
International Paper Co.	167,226	3,637,166
MeadWestvaco Corp.	44,656	1,088,713
Weyerhaeuser Co.	361,582	5,698,532

		11,920,600

Total Materials		24,246,340

Telecommunication Services (2.9%)
Diversified Telecommunication Services (2.0%)
AT&T, Inc.	119,092	3,406,031
Cable & Wireless Communications plc	1,567,107	1,397,053
Cable & Wireless Worldwide plc	1,567,107	1,810,631
CenturyLink, Inc.	6,080	$239,917
Frontier Communications Corp.	19,645	160,500
Qwest Communications International, Inc.	34,978	219,312
Telefonica S.A.	195,910	4,851,405
Verizon Communications, Inc.	57,000	1,857,630
Windstream Corp.	9,745	119,766

		14,062,245

Wireless Telecommunication Services (0.9% )
American Tower Corp., Class A*	8,124	416,436
MetroPCS Communications, Inc.*	5,282	55,249
Sprint Nextel Corp.*	60,192	278,689
Vodafone Group plc	2,156,528	5,322,061

		6,072,435

Total Telecommunication Services		20,134,680

Utilities (3.1%)
Electric Utilities (2.0%)
Allegheny Energy, Inc.	3,395	83,246
American Electric Power Co., Inc.	9,597	347,699
Duke Energy Corp.	26,306	465,879
E.ON AG	124,850	3,681,464
Edison International	6,562	225,667
Entergy Corp.	24,834	1,900,546
Exelon Corp.	84,845	3,612,700
FirstEnergy Corp.	6,147	236,905
NextEra Energy, Inc.	8,294	451,111
Northeast Utilities	3,533	104,471
Pepco Holdings, Inc.	4,414	82,100
Pinnacle West Capital Corp.	2,100	86,667
PPL Corp.	9,809	267,099
Prime Infrastructure Group	350,436	1,486,954
Progress Energy, Inc.	5,925	263,189
Southern Co.	16,777	624,776

		13,920,473

Gas Utilities (0.0%)
Nicor, Inc.	905	41,467
Oneok, Inc.	2,151	96,881

		138,348

Independent Power Producers & Energy Traders (0.4%)
AES Corp.*	13,452	152,680
Constellation Energy Group, Inc.	4,074	131,346
NRG Energy, Inc.*	119,903	2,496,380

		2,780,406

Multi-Utilities (0.7% )
Ameren Corp.	4,825	137,030
CenterPoint Energy, Inc.	8,700	136,764
CMS Energy Corp.	4,550	81,991
Consolidated Edison, Inc.	5,700	274,854
Dominion Resources, Inc.	11,882	518,768
DTE Energy Co.	3,320	152,488
GDF Suez S.A.	61,136	2,188,604
Integrys Energy Group, Inc.	1,546	80,485
NiSource, Inc.	5,571	96,935
PG&E Corp.	7,868	357,365
Public Service Enterprise Group, Inc.	10,205	337,581
SCANA Corp.	2,273	91,647
Sempra Energy	4,988	268,354
TECO Energy, Inc.	4,293	74,355
Wisconsin Energy Corp.	2,347	135,657
Xcel Energy, Inc.	9,270	212,932

		5,145,810

Total Utilities		21,985,037

See Notes to Portfolio of Investments.

EQ ADVISORS TRUST

EQ/MUTUAL LARGE CAP EQUITY PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

September 30, 2010 (Unaudited)

	Number of Shares	Value (Note 1)
Total Common Stocks (73.5%) (Cost $470,191,973)		$518,698,803

	Principal Amount	Value (Note 1)
LONG-TERM DEBT SECURITIES:
Corporate Bonds (3.2%)
Consumer Discretionary (0.2%)
Auto Components (0.0% )
International Automotive Components Group North America LLC Term Loan
6.250%, 12/31/49(b)†	$17,684	15,916
9.000%, 12/31/49(b)†	26,900	25,666

		41,582

Hotels, Restaurants & Leisure (0.2%)
Six Flags Theme Parks Inc. Term Loan
9.250%, 12/31/16	987,000	1,016,183

Total Consumer Discretionary		1,057,765

Financials (1.5%)
Capital Markets (0.3% )
CG Investor LLC I
12.000%, 7/31/12(b)†	1,473,800	701,529
CG Investor LLC II
12.000%, 7/31/12(b)†	1,473,800	701,529
CG Investor LLC III
12.000%, 7/31/12(b)†	736,900	350,764

		1,753,822

Commercial Banks (0.4% )
CIT Group, Inc.
7.000%, 5/1/14	294,824	294,087
7.000%, 5/1/15	294,824	292,613
7.000%, 5/1/16	740,376	729,270
7.000%, 5/1/17	903,927	884,719
Term Loan
6.250%, 8/11/15	884,871	890,263

		3,090,952

Diversified Financial Services (0.0%)
Tropicana Entertainment LLC
9.625%, 12/15/14(h)	2,014,000	4,229

Real Estate Management & Development (0.8% )
Realogy Corp. Term Loan
2.506%, 12/15/13(l)(t)	1,411,900	1,154,228
3.258%, 12/15/13(l)	4,482,018	3,975,922
3.292%, 12/15/13(l)	441,764	391,882
13.500%, 10/15/17	155,000	164,300

		5,686,332

Total Financials		10,535,335

Industrials (0.1%)
Airlines (0.0%)
Northwest Airlines, Inc., Trade Claim Escrows
0.000%, 12/31/49(b)†	1,510,000	—

Containers & Packaging (0.1%)
Smurfit-Stone Container Enterprises, Inc. Term Loan
6.750%, 2/22/16	694,000	697,470

Total Industrials		697,470

Information Technology (0.8%)
Communications Equipment (0.4% )
Avaya, Inc. Term Loan
3.058%, 10/26/14	$3,175,564	$2,813,153

IT Services (0.4% )
First Data Corp. Term Loan
3.006%, 9/24/14(l)	3,555,574	3,128,864

		3,128,864

Total Information Technology		5,942,017

Utilities (0.6%)
Electric Utilities (0.6%)
Boston Generating LLC Term Loan
2.501%, 12/20/13(h)(l)	542,021	517,727
2.501%, 12/21/13(h)(l)	100,418	95,917
Texas Competitive Electric Holdings Co. LLC Term Loan
3.756%, 10/10/14	1,321,018	1,016,267
3.758%, 10/10/14(l)	3,175,991	2,460,034

Total Utilities		4,089,945

Total Corporate Bonds		22,322,532

Total Long-Term Debt Securities (3.2%) (Cost $24,896,187)		22,322,532

SHORT-TERM INVESTMENTS:
Government Securities (3.2%)
Federal Home Loan Bank
0.00%, 10/1/10 (o)(p)	$8,900,000	8,900,000
U.S. Treasury Bills
0.12%, 10/21/10 (p)	5,000,000	4,999,640
0.12%, 11/18/10 (p)	2,000,000	1,999,662
0.13%, 12/16/10 (p)	2,000,000	1,999,452
0.13%, 1/6/11 (p)	2,000,000	1,999,288
0.15%, 2/24/11 (p)	3,000,000	2,998,176

Total Government Securities		22,896,218

Short-Term Investment (18.2%)
BlackRock Liquidity Funds TempFund 0.23% ‡	128,320,296	128,320,296

Time Deposit (0.0%)
JPMorgan Chase Nassau
0.000%, 10/1/10	229,176	229,176

Total Short-Term Investments (21.4%) (Cost/Amortized Cost $151,445,642)		151,445,690

Total Investments (98.1%) (Cost/Amortized Cost $646,533,802)		692,467,025
Other Assets Less Liabilities (1.9%)		13,414,770

Net Assets (100%)		$705,881,795

*	Non-income producing.

†	Securities (totaling $6,447,796 or 0.9% of net assets) at fair value by management.

See Notes to Portfolio of Investments.

EQ ADVISORS TRUST

EQ/MUTUAL LARGE CAP EQUITY PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

September 30, 2010 (Unaudited)

§	Securities exempt from registration under Rule 144A of the Securities Act of 1933. These securities may only be resold to qualified institutional buyers. At September 30, 2010, the market value of these securities amounted to $784,433 or 0.1% of net assets. Securities denoted with “§” but without “b” have been determined to be liquid under the guidelines established by the Board of Trustees. To the extent any securities might provide a right to demand registration, such rights have not been relied upon when determining liquidity.

‡	Affiliated company as defined under the Investment Company Act of 1940.

(b)	Illiquid Security.

(h)	Security in default.

(l)	Floating Rate Security. Rate disclosed is as of September 30, 2010.

(o)	Discount Note Security. Effective rate calculated as of September 30, 2010.

(p)	Yield to maturity.

(t)	Position represents an unfunded loan commitment. The coupon rate will be determined at the time of settlement.

Glossary:

ADR — American Depositary Receipt

Investments in companies which were affiliates for the nine months ended September 30, 2010, were as follows:

Securities	Market Value December 31, 2009	Purchases at Cost	Sales at Cost	Market Value September 30, 2010	Dividend Income	Realized Gain (Loss)
BlackRock Liquidity Funds TempFund	$—	$204,881,518	$76,561,222	$128,320,296	$91,435	$—

At September 30, 2010, the Portfolio had the following futures contracts open: (Note 1)

Purchase	Number of Contracts	Expiration Date	Original Value	Value at 9/30/2010	Unrealized Appreciation/ (Depreciation)
S&P 500 E-Mini Index	2,480	December-10	$136,204,569	$140,950,800	$4,746,231

See Notes to Portfolio of Investments.

EQ ADVISORS TRUST

EQ/MUTUAL LARGE CAP EQUITY PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

September 30, 2010 (Unaudited)

At September 30, 2010, the Portfolio had outstanding foreign currency contracts to buy/sell foreign currencies as follows: (Note 1)

	Counterparty	Local Contract Buy Amount (000’s)	U.S. $ Current Buy Value	U.S. $ Current Sell Value	Unrealized Appreciation/ (Depreciation)
Foreign Currency Buy Contracts
Australian Dollar vs. U.S. Dollar, expiring 11/19/10	Bank of America	75	$72,077	$70,497	$1,580
Australian Dollar vs. U.S. Dollar, expiring 11/19/10	Bank of America	75	72,078	70,904	1,174
Australian Dollar vs. U.S. Dollar, expiring 11/19/10	Deutsche Bank AG	75	72,077	70,995	1,082
Australian Dollar vs. U.S. Dollar, expiring 11/19/10	Deutsche Bank AG	75	72,077	70,556	1,521
Australian Dollar vs. U.S. Dollar, expiring 11/19/10	Deutsche Bank AG	70	67,272	65,895	1,377
Australian Dollar vs. U.S. Dollar, expiring 11/19/10	Deutsche Bank AG	101	96,680	96,927	(247)
British Pound vs. U.S. Dollar, expiring 11/12/10	Bank of America	115	180,618	179,576	1,042
British Pound vs. U.S. Dollar, expiring 11/12/10	Deutsche Bank AG	88	138,951	140,229	(1,278)
British Pound vs. U.S. Dollar, expiring 11/12/10	State Street Bank & Trust	145	228,283	229,370	(1,087)
British Pound vs. U.S. Dollar, expiring 11/12/10	State Street Bank & Trust	181	284,441	284,621	(180)
Danish Krone vs. U.S. Dollar, expiring 1/24/11	Deutsche Bank AG	500	91,411	86,505	4,906
Danish Krone vs. U.S. Dollar, expiring 1/24/11	Handelsbanken Capital Markets	567	103,601	102,476	1,125
Danish Krone vs. U.S. Dollar, expiring 1/24/11	State Street Bank & Trust	1,060	193,792	193,967	(175)
European Union Euro vs. U.S. Dollar, expiring 1/18/11	Bank of America	266	362,294	343,320	18,974
European Union Euro vs. U.S. Dollar, expiring 1/18/11	State Street Bank & Trust	134	182,735	172,914	9,821
Japanese Yen vs. U.S. Dollar, expiring 10/20/10	Deutsche Bank AG	7,000	83,864	74,480	9,384
Japanese Yen vs. U.S. Dollar, expiring 10/20/10	State Street Bank & Trust	10,800	129,391	116,626	12,765
Japanese Yen vs. U.S. Dollar, expiring 10/20/10	State Street Bank & Trust	13,400	160,540	149,375	11,165
Japanese Yen vs. U.S. Dollar, expiring 10/20/10	State Street Bank & Trust	6,700	80,270	76,907	3,363
Norwegian Krone vs. U.S. Dollar, expiring 2/16/11	State Street Bank & Trust	500	84,404	78,393	6,011
Swiss Franc vs. U.S. Dollar, expiring 11/10/10	Bank of America	387	393,941	351,004	42,937
Swiss Franc vs. U.S. Dollar, expiring 11/10/10	Bank of America	510	519,148	519,375	(227)
Swiss Franc vs. U.S. Dollar, expiring 11/10/10	Deutsche Bank AG	406	412,977	377,589	35,388
Swiss Franc vs. U.S. Dollar, expiring 11/10/10	Deutsche Bank AG	202	205,606	205,236	370
Swiss Franc vs. U.S. Dollar, expiring 11/10/10	Deutsche Bank AG	438	446,355	436,569	9,786
Swiss Franc vs. U.S. Dollar, expiring 11/10/10	State Street Bank & Trust	275	279,932	265,457	14,475

					$185,052

See Notes to Portfolio of Investments.

EQ ADVISORS TRUST

EQ/MUTUAL LARGE CAP EQUITY PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

September 30, 2010 (Unaudited)

	Counterparty	Local Contract Sell Amount (000’s)	U.S. $ Current Buy Value	U.S. $ Current Sell Value	Unrealized Appreciation/ (Depreciation)
Foreign Currency Sell Contracts
Australian Dollar vs. U.S. Dollar, expiring 11/19/10	Bank of America	35	$30,818	$33,636	$(2,818)
Australian Dollar vs. U.S. Dollar, expiring 11/19/10	Bank of America	35	30,977	33,636	(2,659)
Australian Dollar vs. U.S. Dollar, expiring 11/19/10	Barclays Bank plc	401	358,974	384,989	(26,015)
British Pound vs. U.S. Dollar, expiring 11/12/10	Bank of America	720	1,120,695	1,130,746	(10,051)
British Pound vs. U.S. Dollar, expiring 11/12/10	Barclays Bank plc	16,809	26,410,149	26,398,383	11,766
Danish Krone vs. U.S. Dollar, expiring 1/24/11	Bank of America	10,640	1,831,389	1,945,236	(113,847)
Danish Krone vs. U.S. Dollar, expiring 1/24/11	Deutsche Bank AG	1,060	180,664	193,841	(13,177)
Danish Krone vs. U.S. Dollar, expiring 1/24/11	Deutsche Bank AG	633	111,994	115,727	(3,733)
European Union Euro vs. U.S. Dollar, expiring 1/18/11	Deutsche Bank AG	15,260	19,957,029	20,786,206	(829,177)
European Union Euro vs. U.S. Dollar, expiring 1/18/11	State Street Bank & Trust	14,464	18,386,355	19,701,643	(1,315,288)
Japanese Yen vs. U.S. Dollar, expiring 10/20/10	Barclays Bank plc	154,532	1,674,505	1,851,383	(176,878)
Japanese Yen vs. U.S. Dollar, expiring 10/20/10	Deutsche Bank AG	8,487	100,000	101,682	(1,682)
Japanese Yen vs. U.S. Dollar, expiring 10/20/10	Deutsche Bank AG	10,230	120,000	122,560	(2,560)
Japanese Yen vs. U.S. Dollar, expiring 10/20/10	Deutsche Bank AG	13,000	154,133	155,748	(1,615)
Norwegian Krone vs. U.S. Dollar, expiring 2/16/11	Deutsche Bank AG	25,847	4,140,949	4,363,229	(222,280)
Norwegian Krone vs. U.S. Dollar, expiring 2/16/11	Deutsche Bank AG	1,300	208,370	219,451	(11,081)
Swiss Franc vs. U.S. Dollar, expiring 11/10/10	Bank of America	370	325,579	376,840	(51,261)
Swiss Franc vs. U.S. Dollar, expiring 11/10/10	Deutsche Bank AG	9,149	8,302,077	9,312,984	(1,010,907)
Swiss Franc vs. U.S. Dollar, expiring 11/10/10	Deutsche Bank AG	425	410,668	432,623	(21,955)

					$(3,805,218)

					$(3,620,166)

See Notes to Portfolio of Investments.

EQ ADVISORS TRUST

EQ/MUTUAL LARGE CAP EQUITY PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

September 30, 2010 (Unaudited)

The following is a summary of the inputs used to value the Portfolio’s assets and liabilities carried at fair value as of September 30, 2010:

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. For example, money market securities are valued using amortized cost, in accordance with rules under the Investment Company Act of 1940. Generally, amortized cost approximates the current fair value of a security, but since the value is not obtained from a quoted price in an active market, such securities are reflected as Level 2.

Various inputs are used in determining the value of the Portfolio’s investments. These inputs are summarized in the three broad levels listed below:

Investment Type	Level 1 Quoted prices in active markets for identical securities	Level 2 Significant other observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)	Level 3 Significant unobservable inputs (including the Portfolio’s own assumptions in determining the fair value of investments)	Total
Assets:
Common Stocks
Consumer Discretionary	$40,524,879	$7,852,058	$27,829	$48,404,766
Consumer Staples	73,115,345	31,214,329	—	104,329,674
Energy	37,048,191	8,292,618	—	45,340,809
Financials	67,684,198	13,034,830	4,624,563	85,343,591
Health Care	53,855,327	2,726,465	—	56,581,792
Industrials	25,746,148	16,679,844	—	42,425,992
Information Technology	67,887,840	2,018,282	—	69,906,122
Materials	20,465,492	3,780,848	—	24,246,340
Telecommunication Services	6,753,530	13,381,150	—	20,134,680
Utilities	14,628,015	7,357,022	—	21,985,037
Corporate Bonds
Consumer Discretionary	—	1,016,183	41,582	1,057,765
Financials	—	8,781,513	1,753,822	10,535,335
Industrials	—	697,470	—	697,470
Information Technology	—	5,942,017	—	5,942,017
Utilities	—	4,089,945	—	4,089,945
Forward Currency Contracts	—	200,012	—	200,012
Futures	4,746,231	—	—	4,746,231
Short-Term Investments	—	151,445,690	—	151,445,690

Total Assets	$412,455,196	$278,510,276	$6,447,796	$697,413,268

Liabilities:
Forward Currency Contracts	$—	$(3,820,178)	$—	$(3,820,178)

Total Liabilities	$—	$(3,820,178)	$—	$(3,820,178)

Total	$412,455,196	$274,690,098	$6,447,796	$693,593,090

Following is a reconciliation of Level 3 assets for which significant unobservable inputs were used to determine fair value:

	Investments in Common Stock- Consumer Discretionary	Investments in Common Stock- Financials	Investments in Corporate Bonds- Consumer Discretionary
Balance as of 12/31/09	$27,802	$1,177,677	$39,612
Total gains or losses (realized/unrealized) included in earnings	27	950,590	1,970
Purchases, sales, issuances, and settlements (net)	—	2,496,296	—
Transfers into Level 3	—	—	—
Transfers out of Level 3	—	—	—

Balance as of 9/30/10	$27,829	$4,624,563	$41,582

The amount of total gains or losses for the year included in earnings attributable to the change in unrealized gains or losses relating to assets and liabilities still held at period ending 9/30/10.	$27	$950,590	$1,970

See Notes to Portfolio of Investments.

EQ ADVISORS TRUST

EQ/MUTUAL LARGE CAP EQUITY PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

September 30, 2010 (Unaudited)

	Investments in Corporate Bonds- Financials	Investments in Corporate Bonds- Industrials
Balance as of 12/31/09	$589,520	$951
Total gains or losses (realized/unrealized) included in earnings	1,164,302	(951)
Purchases, sales, issuances, and settlements (net)	—	—
Transfers into Level 3	—	—
Transfers out of Level 3	—	—

Balance as of 9/30/10	$1,753,822	$—

The amount of total gains or losses for the year included in earnings attributable to the change in unrealized gains or losses relating to assets and liabilities still held at period ending 9/30/10.	$1,164,302	$(951)

Investment security transactions for the nine months ended September 30, 2010 were as follows:

Cost of Purchases:
Stocks and long-term corporate debt securities	$109,420,111
Net Proceeds of Sales and Redemptions:
Stocks and long-term corporate debt securities	$267,308,095

As of September 30, 2010, the gross unrealized appreciation (depreciation) of investments based on the aggregate cost of investments for Federal income tax purposes was as follows:

Aggregate gross unrealized appreciation	$67,556,856
Aggregate gross unrealized depreciation	(39,854,394)

Net unrealized appreciation	$27,702,462

Federal income tax cost of investments	$664,764,563

See Notes to Portfolio of Investments.

EQ ADVISORS TRUST

EQ/OPPENHEIMER GLOBAL PORTFOLIO

PORTFOLIO OF INVESTMENTS

September 30, 2010 (Unaudited)

	Number of Shares	Value (Note 1)
COMMON STOCKS:
Bermuda (1.0%)
XL Group plc	107,760	$2,334,082

Brazil (1.9%)
Cia de Bebidas das Americas (Preference) (ADR)	18,570	2,298,595
Empresa Brasileira de Aeronautica S.A. (ADR)	78,290	2,222,653

		4,521,248

Finland (0.8%)
Fortum Oyj	70,733	1,850,429

France (5.0%)
LVMH Moet Hennessy Louis Vuitton S.A.	29,240	4,289,090
Societe Generale S.A.	29,691	1,710,122
Technip S.A.	39,290	3,159,628
Total S.A.	52,550	2,708,304

		11,867,144

Germany (7.9%)
Allianz SE (Registered)	28,334	3,202,122
Bayerische Motoren Werke (BMW) AG	12,755	894,452
Bayerische Motoren Werke (BMW) AG (Preference)	54,080	2,522,486
Linde AG	10,961	1,426,718
SAP AG	82,940	4,102,671
Siemens AG (Registered)	62,097	6,554,738

		18,703,187

India (2.1%)
Infosys Technologies Ltd.	56,187	3,814,364
Wire and Wireless India Ltd.*	150,325	46,668
Zee Entertainment Enterprises Ltd.	179,911	1,201,942

		5,062,974

Italy (2.3%)
Bulgari S.p.A.	155,265	1,405,456
Lottomatica S.p.A.	35,743	547,687
Prysmian S.p.A.	61,092	1,116,001
Tod’s S.p.A.	23,753	2,255,032

		5,324,176

Japan (10.3%)
Dai-ichi Life Insurance Co., Ltd.	1,839	2,220,546
Fanuc Ltd.	12,000	1,528,031
HOYA Corp.	92,943	2,265,680
KDDI Corp.	460	2,201,366
Keyence Corp.	8,670	1,886,047
Kyocera Corp.	14,320	1,353,436
Mitsubishi Tanabe Pharma Corp.	72,000	1,172,976
Murata Manufacturing Co., Ltd.	47,620	2,509,918
Nidec Corp.	15,860	1,409,693
Nintendo Co., Ltd.	5,540	1,384,336
Secom Co., Ltd.	36,986	1,670,307
Sony Corp.	115,650	3,575,619
Sumitomo Mitsui Financial Group, Inc.	41,800	1,217,748

		24,395,703

Mexico (3.2%)
America Movil S.A.B. de C.V. (ADR)	10,820	577,031
Fomento Economico Mexicano S.A.B. de C.V.	603,173	3,067,642
Grupo Modelo S.A.B. de C.V., Series C	315,130	1,742,991
Grupo Televisa S.A. (ADR)	120,370	$2,277,400

		7,665,064

Netherlands (3.5%)
European Aeronautic Defence and Space Co. N.V.*	126,860	3,163,972
Koninklijke Philips Electronics N.V.	105,773	3,324,417
TNT N.V.	66,332	1,782,318

		8,270,707

South Korea (0.1%)
Shinsegae Co., Ltd.	487	256,687

Spain (2.6%)
Banco Bilbao Vizcaya Argentaria S.A.	200,943	2,713,332
Inditex S.A.	42,772	3,397,661

		6,110,993

Sweden (6.8%)
Assa Abloy AB, Class B	140,828	3,551,857
Investor AB, Class B	134,849	2,738,853
Telefonaktiebolaget LM Ericsson, Class B	898,116	9,860,109

		16,150,819

Switzerland (7.1%)
Basilea Pharmaceutica AG (Registered)*	1,662	103,595
Credit Suisse Group AG (Registered)	132,585	5,666,890
Nestle S.A. (Registered)	47,124	2,510,499
Roche Holding AG	18,300	2,499,221
Transocean Ltd.*	42,813	2,752,448
UBS AG (Registered)*	194,858	3,307,619

		16,840,272

Taiwan (1.9%)
MediaTek, Inc.	145,016	2,037,739
Taiwan Semiconductor Manufacturing Co., Ltd.	1,185,709	2,353,087

		4,390,826

United Kingdom (6.1%)
3i Group plc	238,592	1,073,814
HSBC Holdings plc	329,000	3,379,534
Prudential plc	255,590	2,555,588
Tesco plc	311,925	2,077,612
Unilever plc	101,307	2,929,826
Vodafone Group plc	978,330	2,414,405

		14,430,779

United States (35.9%)
3M Co.	39,740	3,445,855
Adobe Systems, Inc.*	96,670	2,527,921
Aetna, Inc.	92,350	2,919,183
Aflac, Inc.	50,440	2,608,252
Altera Corp.	146,780	4,426,885
Amylin Pharmaceuticals, Inc.*	74,690	1,557,286
Automatic Data Processing, Inc.	62,530	2,628,136
Carnival Corp.	101,980	3,896,656
Colgate-Palmolive Co.	42,860	3,294,220
Corning, Inc.	148,020	2,705,806
Dendreon Corp.*	20,920	861,486
eBay, Inc.*	224,940	5,488,536
Emerson Electric Co.	39,690	2,090,075
Fidelity National Financial, Inc., Class A	87,260	1,370,855
Gilead Sciences, Inc.*	21,370	760,986
Goldman Sachs Group, Inc.	16,090	2,326,292
Intuit, Inc.*	105,940	4,641,231
Juniper Networks, Inc.*	152,440	4,626,554
Lockheed Martin Corp.	16,170	1,152,598

See Notes to Portfolio of Investments.

EQ ADVISORS TRUST

EQ/OPPENHEIMER GLOBAL PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

September 30, 2010 (Unaudited)

	Number of Shares	Value (Note 1)
Maxim Integrated Products, Inc.	126,900	$2,348,919
McDonald’s Corp.	51,100	3,807,461
Microsoft Corp.	160,270	3,925,012
Raytheon Co.	23,050	1,053,615
Regeneron Pharmaceuticals, Inc.*	16,600	454,840
Shuffle Master, Inc.*	54,170	455,570
SLM Corp.*	201,040	2,322,012
Theravance, Inc.*	52,560	1,056,456
Tiffany & Co.	77,210	3,628,098
Wal-Mart Stores, Inc.	59,660	3,193,003
Walt Disney Co.	109,290	3,618,592
WellPoint, Inc.*	54,370	3,079,517
Zimmer Holdings, Inc.*	48,230	2,523,876

		84,795,784

Total Common Stocks (98.5%) (Cost $219,701,495)		232,970,874

	Principal Amount	Value (Note 1)
SHORT-TERM INVESTMENT:
Time Deposit (2.8%)
JPMorgan Chase Nassau
0.000%, 10/1/10	$6,599,378	$6,599,378

(Amortized Cost $6,599,378)
Total Investments (101.3%) (Cost/Amortized Cost $226,300,873)		239,570,252
Other Assets Less Liabilities (-1.3%)		(3,051,691)

Net Assets (100%)		$236,518,561

*	Non-income producing.

Glossary:

ADR — American Depositary Receipt

Market Sector Diversification

As a Percentage of Total Net Assets

Consumer Discretionary	15.9%
Consumer Staples	9.0
Energy	3.7
Financials	17.2
Health Care	7.1
Industrials	14.4
Information Technology
Communications Equipment	6.2%
Electronic Equipment, Instruments & Components	4.6
Internet Software & Services	2.3
IT Services	2.7
Semiconductors & Semiconductor Equipment	4.8
Software	7.1
Total Information Technology	27 .7
Materials	0 .6
Telecommunication Services	2 .1
Utilities	0 .8
Cash and Other	1 .5

100.0%

See Notes to Portfolio of Investments.

EQ ADVISORS TRUST

EQ/OPPENHEIMER GLOBAL PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

September 30, 2010 (Unaudited)

The following is a summary of the inputs used to value the Portfolio’s assets and liabilities carried at fair value as of September 30, 2010:

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. For example, money market securities are valued using amortized cost, in accordance with rules under the Investment Company Act of 1940. Generally, amortized cost approximates the current fair value of a security, but since the value is not obtained from a quoted price in an active market, such securities are reflected as Level 2.

Various inputs are used in determining the value of the Portfolio’s investments. These inputs are summarized in the three broad levels listed below:

Investment Type	Level 1 Quoted prices in active markets for identical securities	Level 2 Significant other observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)	Level 3 Significant unobservable inputs (including the Portfolio’s own assumptions in determining the fair value of investments)	Total
Assets:
Common Stocks
Consumer Discretionary	$17,683,777	$20,136,093	$—	$37,819,870
Consumer Staples	13,596,451	7,774,624	—	21,371,075
Energy	2,752,448	5,867,932	—	8,620,380
Financials	10,961,493	29,786,168	—	40,747,661
Health Care	13,213,630	3,775,792	—	16,989,422
Industrials	9,964,796	24,101,334	—	34,066,130
Information Technology	33,319,000	31,567,387	—	64,886,387
Materials	—	1,426,718	—	1,426,718
Telecommunication Services	577,031	4,615,771	—	5,192,802
Utilities	—	1,850,429	—	1,850,429
Short-Term Investments	—	6,599,378	—	6,599,378

Total Assets	$102,068,626	$137,501,626	$—	$239,570,252

Total Liabilities	$—	$—	$—	$—

Total	$102,068,626	$137,501,626	$—	$239,570,252

Investment security transactions for the nine months ended September 30, 2010 were as follows:

Cost of Purchases:
Stocks and long-term corporate debt securities	$73,491,408
Net Proceeds of Sales and Redemptions:
Stocks and long-term corporate debt securities	$38,647,381

As of September 30, 2010, the gross unrealized appreciation (depreciation) of investments based on the aggregate cost of investments for Federal income tax purposes was as follows:

Aggregate gross unrealized appreciation	$21,622,219
Aggregate gross unrealized depreciation	(14,028,392)

Net unrealized appreciation	$7,593,827

Federal income tax cost of investments	$231,976,425

See Notes to Portfolio of Investments.

EQ ADVISORS TRUST

EQ/PIMCO ULTRA SHORT BOND PORTFOLIO

PORTFOLIO OF INVESTMENTS

September 30, 2010 (Unaudited)

	Principal Amount	Value (Note 1)
LONG-TERM DEBT SECURITIES:
Asset-Backed and Mortgage-Backed Securities (11.0%)
Asset-Backed Securities (7.9%)
Access Group, Inc., Series 2008-1 A
1.798%, 10/27/25(l)	$18,654,255	$19,355,274
American Express Credit Account Master Trust, Series 2009-1 A
1.607%, 12/15/14(l)	2,000,000	2,037,880
AmeriCredit Automobile Receivables Trust, Series 2008-1 A2
4.258%, 6/6/12(l)	3,001,507	3,015,384
Series 2010-3 A1
0.311%, 10/11/11	5,000,000	5,000,977
Arkansas Student Loan Authority,
1.180%, 11/25/43	4,450,000	4,416,002
Bank One Issuance Trust, Series 2004-A5 A5
0.387%, 3/15/14(l)	2,000,000	1,999,686
BMW Vehicle Lease Trust, Series 2010-1 A1
0.298%, 10/17/11	15,000,000	15,000,000
BMW Vehicle Owner Trust, Series 2010-A A1
0.279%, 4/25/11	1,401,583	1,401,485
Capital Auto Receivables Asset Trust, Series 2008-2 A3B
1.707%, 10/15/12(l)	3,911,150	3,935,736
CarMax Auto Owner Trust, Series 2010-1 A1
0.274%, 2/15/11	418,876	418,879
Chase Issuance Trust, Series 2006-A4 A4
0.277%, 10/15/13(l)	2,175,000	2,172,349
Series 2007-A1 A1
0.277%, 3/15/13(l)	15,441,000	15,436,499
Series 2009-A2 A2
1.807%, 4/15/14(l)	21,800,000	22,255,278
Chrysler Financial Auto Securitization Trust, Series 2010-A A1
0.336%, 10/11/11(b)§	10,000,000	10,000,278
Citigroup Mortgage Loan Trust, Inc., Series 2007-AMC2 A3A
0.336%, 1/25/37(l)	270,952	185,151
Daimler Chrysler Auto Trust, Series 2008-B A3B
1.738%, 9/10/12(l)	413,126	414,678
EFS Volunteer LLC, Series 2010-1 A1
1.389%, 10/26/26(l)§	2,300,000	2,301,112
Ford Credit Auto Owner Trust, Series 2008-C A3
1.677%, 6/15/12(l)	11,706,758	11,751,021
Series 2009-A A3B
2.757%, 5/15/13(l)	19,806,099	20,076,952
Series 2010-A A1
0.384%, 5/15/11§	3,289,837	3,289,870
GSAA Home Equity Trust, Series 2007-6 A4
0.556%, 5/25/47(l)	700,000	283,546
Mercedes-Benz Auto Receivables Trust, Series 2010-1 A1
0.309%, 5/13/11	249,945	249,884
Nelnet Education Loan Funding, Inc., Series 2004-2A A4
0.458%, 8/26/19(l)	$2,500,000	$2,458,520
Nelnet Student Loan Trust, Series 2008-4 A2
1.198%, 7/25/18(l)	2,650,000	2,668,419
Nissan Auto Receivables Owner Trust, Series 2010-A A1
0.356%, 10/17/11	13,900,000	13,909,863
SLM Student Loan Trust, Series 2004-9 A4
0.628%, 4/25/17(l)	2,003,087	2,001,394
Series 2005-10 A3
0.548%, 10/25/16(l)	1,368,872	1,368,482
Series 2005-6 A4
0.588%, 4/25/22(l)	4,141,795	4,129,117
Series 2006-3 A3
0.538%, 4/25/17(l)	158,262	158,205
Series 2006-8 A2
0.498%, 10/25/16(l)	296,848	296,680
Series 2006-9 A2
0.498%, 4/25/17(l)	255,555	255,483
Series 2007-3 A3
0.538%, 4/25/19(l)	8,700,000	8,422,215
Series 2007-6 A1
0.668%, 4/27/15(l)	1,787,520	1,786,303
Series 2008-2 A2
0.948%, 1/25/17(l)	7,700,000	7,723,274
Series 2008-9 A
1.998%, 4/25/23(l)	20,319,549	21,259,728
Volvo Financial Equipment LLC, Series 2010-1A A1
0.510%, 5/16/11§	2,161,885	2,162,663

		213,598,267

Non-Agency CMO (3.1%)
American Home Mortgage Assets, Series 2006-1 2A1
0.446%, 5/25/46(l)	9,575,735	4,978,425
Banc of America Commercial Mortgage, Inc., Series 2007-3 A4
5.837%, 6/10/49(l)	1,400,000	1,436,933
Series 2007-4 A4
5.934%, 2/10/51(l)	1,400,000	1,502,228
Banc of America Mortgage Securities, Inc., Series 2004-1 5A1
6.500%, 9/25/33	27,464	28,453
BCAP LLC Trust, Series 2006-AA2 A1
0.426%, 1/25/37(l)	1,308,400	718,590
BCRR Trust, Series 2010-LEAF 10A
4.230%, 2/22/34(b)§	40,000	40,275
Series 2010-LEAF 11A
4.230%, 12/22/35(b)§	220,000	227,459
Series 2010-LEAF 12A
4.230%, 3/22/33(b)§	70,000	70,350
Series 2010-LEAF 13A
4.230%, 1/22/33(b)§	700,000	702,406
Series 2010-LEAF 14A
4.230%, 1/22/33(b)§	300,000	302,109
Series 2010-LEAF 15A
4.230%, 5/22/33(b)§	600,000	605,906
Series 2010-LEAF 16A
4.230%, 8/22/33(b)§	400,000	410,750

See Notes to Portfolio of Investments.

EQ ADVISORS TRUST

EQ/PIMCO ULTRA SHORT BOND PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

September 30, 2010 (Unaudited)

	Principal Amount	Value (Note 1)
Series 2010-LEAF 17A
4.230%, 8/22/33(b)§	$70,000	$71,936
Series 2010-LEAF 18A
4.230%, 8/22/33(b)§	1,371,383	1,397,953
Series 2010-LEAF 19A
4.230%, 6/22/38(b)§	200,000	206,000
Series 2010-LEAF 1A
4.230%, 2/22/41(b)§	34,480	34,754
Series 2010-LEAF 20A
4.230%, 12/22/35(b)§	399,062	414,464
Series 2010-LEAF 21A
4.230%, 9/22/35(b)§	2,955	2,958
Series 2010-LEAF 22A
4.230%, 9/22/35(b)§	150,000	150,539
Series 2010-LEAF 23A
4.230%, 4/22/34(b)§	199,575	202,881
Series 2010-LEAF 24A
4.230%, 4/22/35(b)§	181,765	184,662
Series 2010-LEAF 25A
4.230%, 5/22/34(b)§	650,000	675,391
Series 2010-LEAF 26A
4.230%, 5/22/34(b)§	470,000	492,472
Series 2010-LEAF 27A
4.230%, 7/22/16(b)§	260,000	264,591
Series 2010-LEAF 2A
4.230%, 2/22/41(b)§	145,000	152,952
Series 2010-LEAF 30A
4.230%, 7/22/32(b)§	54,056	54,064
Series 2010-LEAF 31A
4.230%, 12/22/26(b)§	298,133	298,413
Series 2010-LEAF 32A
4.230%, 12/22/32(b)§	220,000	221,375
Series 2010-LEAF 33A
4.230%, 9/22/34(b)§	400,000	406,313
Series 2010-LEAF 34A
4.230%, 12/22/28(b)§	200,000	203,531
Series 2010-LEAF 35A
4.230%, 11/22/33(b)§	1,470,000	1,511,803
Series 2010-LEAF 36A
4.230%, 3/22/31(b)§	299,213	310,246
Series 2010-LEAF 37A
4.230%, 3/22/34(b)§	80,000	83,325
Series 2010-LEAF 39A
4.230%, 3/22/34(b)§	374,520	378,265
Series 2010-LEAF 3A
4.230%, 2/22/41(b)§	110,000	114,486
Series 2010-LEAF 40A
4.230%, 12/22/33(b)§	170,000	170,292
Series 2010-LEAF 41A
4.230%, 12/22/35(b)§	200,000	203,344
Series 2010-LEAF 43A
4.230%, 11/22/36(b)§	390,000	402,675
Series 2010-LEAF 44A
4.230%, 4/22/34(b)§	260,000	270,806
Series 2010-LEAF 4A
4.230%, 4/22/36(b)§	340,000	345,047
Series 2010-LEAF 5A
4.230%, 5/22/35(b)§	350,000	359,188
Series 2010-LEAF 6A
4.230%, 6/22/35(b)§	249,424	258,076
Series 2010-LEAF 8A
4.230%, 10/22/32(b)§	320,000	320,050
Series 2010-LEAF 9A
4.230%, 2/22/34(b)§	35,000	35,017
Bear Stearns Adjustable Rate Mortgage Trust, Series 2002-11 1A2
3.399%, 2/25/33(l)	$17,875	$16,218
Series 2003-3 3A2
2.764%, 5/25/33(l)	137,519	134,333
Series 2003-8 2A1
3.550%, 1/25/34(l)	9,711	9,334
Series 2003-8 4A1
3.349%, 1/25/34(l)	29,747	27,494
Series 2004-10 21A1
3.458%, 1/25/35(l)	3,861,506	3,556,959
Series 2005-2 A1
2.760%, 3/25/35(l)	179,378	163,604
Series 2005-2 A2
2.934%, 3/25/35(l)	56,831	50,816
Series 2005-5 A1
2.300%, 8/25/35(l)	58,533	54,794
Series 2005-5 A2
2.560%, 8/25/35(l)	1,016,556	916,674
Series 2007-3 1A1
5.347%, 5/25/47(l)	10,601,896	7,935,780
Bear Stearns Alt-A Trust, Series 2005-7 22A1
2.984%, 9/25/35(l)	2,843,896	2,129,024
Bear Stearns Commercial Mortgage Securities, Inc., Series 1998-C1 A2
6.440%, 6/16/30	184	184
Chevy Chase Mortgage Funding Corp., Series 2007-2A A1
0.386%, 5/25/48(l)§	1,810,875	723,570
Citigroup Mortgage Loan Trust, Inc., Series 2005-11 A1A
2.650%, 12/25/35(l)	76,670	69,320
Series 2005-11 A2A
2.650%, 12/25/35(l)	1,052,248	999,491
Series 2005-12 2A1
1.056%, 8/25/35(l)§	907,506	639,018
Series 2005-6 A1
2.510%, 8/25/35(l)	81,064	74,490
Series 2005-6 A2
2.560%, 8/25/35(l)	367,514	327,835
Series 2005-6 A3
2.210%, 8/25/35(l)	50,616	46,951
Citigroup/Deutsche Bank Commercial Mortgage Trust, Series 2006-CD3 A5
5.617%, 10/15/48	4,000,000	4,352,940
Commercial Mortgage Pass Through Certificates, Series 2005-LP5 A2
4.630%, 5/10/43	1,374,419	1,408,348
Countrywide Alternative Loan Trust, Series 2003-J1 4A1
6.000%, 10/25/32	1,831	1,820
Series 2005-61 2A1
0.536%, 12/25/35(l)	33,302	22,546
Series 2005-62 2A1
1.370%, 12/25/35(l)	328,535	192,127
Series 2006-OA22 A1
0.416%, 2/25/47(l)	886,208	523,785
Series 2007-OA7 A1A
0.436%, 5/25/47(l)	206,584	116,797
Countrywide Home Loan Mortgage Pass Through Trust, Series 2002-30 M
3.313%, 10/19/32(l)	7,202	5,017

See Notes to Portfolio of Investments.

EQ ADVISORS TRUST

EQ/PIMCO ULTRA SHORT BOND PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

September 30, 2010 (Unaudited)

	Principal Amount	Value (Note 1)
Series 2003-HYB3 7A1
2.971%, 11/19/33(l)	$56,119	$53,489
Series 2004-12 11A1
2.985%, 8/25/34(l)	702,348	554,501
Series 2005-25 A11
5.500%, 11/25/35	1,131,860	1,008,468
Series 2005-3 1A2
0.546%, 4/25/35(l)	380,197	226,179
Series 2005-R2 1AF1
0.596%, 6/25/35(l)§	150,063	132,409
CS First Boston Mortgage Securities Corp., Series 2002-P1A A
0.962%, 3/25/32(l)§	1,659	1,374
Deutsche Alt-A Securities, Inc., Series 2003-3 3A1
5.000%, 10/25/18	803,195	813,597
Series 2005-AR2 7A1
5.386%, 10/25/35(l)	418,013	348,238
Series 2006-AB4 A1B1
0.356%, 10/25/36(l)	5,351	2,241
Series 2007-1 1A1
0.346%, 8/25/37(l)	223,561	218,256
First Horizon Alternative Mortgage Securities Trust, Series 2004-AA1 A1
2.285%, 6/25/34(l)	235,288	194,874
First Horizon Mortgage Pass-Through Trust, Series 2005-AR3 2A1
2.923%, 8/25/35(l)	464,993	420,892
GMAC Commercial Mortgage Securities, Inc., Series 2006-C1 A4
5.238%, 11/10/45(l)	5,900,000	6,365,085
Greenpoint Mortgage Funding Trust, Series 2005-AR5 1A1
0.526%, 11/25/45(l)	54,863	35,330
Series 2006-AR6 A1A
0.336%, 10/25/46(l)	38,029	35,641
GS Mortgage Securities Corp. II, Series 2007-EOP A1
0.348%, 3/6/20(l)§	726,029	704,905
GSR Mortgage Loan Trust, Series 2005-AR6 2A1
2.923%, 9/25/35(l)	270,082	250,855
Harborview Mortgage Loan Trust, Series 2005-2 2A1A
0.477%, 5/19/35(l)	43,774	27,202
Series 2006-1 2A1A
0.497%, 3/19/36(l)	327,009	189,852
Indymac Index Mortgage Loan Trust, Series 2004-AR11 2A
2.767%, 12/25/34(l)	285,601	224,776
JPMorgan Chase Commercial Mortgage Securities Corp., Series 2007-CB20 A4
5.794%, 2/12/51(l)	1,900,000	2,015,657
MASTR Adjustable Rate Mortgages Trust, Series 2004-13 3A7
2.903%, 11/21/34(l)	200,000	174,738
Mellon Residential Funding Corp., Series 2000-TBC3 A1
0.697%, 12/15/30(l)	38,550	34,007
Series 2001-TBC1 A1
0.607%, 11/15/31(l)	153,011	147,309
Merrill Lynch Floating Trust,
Series 2006-1 A1
0.327%, 6/15/22(l)§	44,425	42,561
MLCC Mortgage Investors, Inc., Series 2005-2 1A
2.009%, 10/25/35(l)	$2,209,030	$1,973,135
Series 2005-2 2A
4.250%, 10/25/35(l)	2,085,644	1,808,928
Series 2005-2 3A
1.259%, 10/25/35(l)	333,154	261,760
Series 2005-3 4A
0.506%, 11/25/35(l)	252,552	195,531
Series 2005-3 5A
0.506%, 11/25/35(l)	303,702	242,223
Residential Accredit Loans, Inc., Series 2005-QO1 A1
0.556%, 8/25/35(l)	68,373	40,878
Securitized Asset Sales, Inc., Series 1993-6 A5
2.782%, 11/26/23(l)	3,776	3,428
Sequoia Mortgage Trust,
0.637%, 10/20/27(l)	19,425	17,569
Structured Adjustable Rate Mortgage Loan Trust, Series 2004-1 4A2
2.783%, 2/25/34(l)	182,703	164,194
Series 2004-19 2A1
1.753%, 1/25/35(l)	56,580	30,632
Series 2005-17 3A1
2.695%, 8/25/35(l)	258,924	205,513
Structured Asset Mortgage Investments, Inc., Series 2004-AR5 1A1
0.587%, 10/19/34(l)	113,120	98,588
Series 2005-AR5 A1
0.507%, 7/19/35(l)	219,358	146,793
Series 2005-AR5 A2
0.507%, 7/19/35(l)	462,957	384,371
Series 2006-AR4 2A1
0.446%, 6/25/36(l)	73,408	42,658
Series 2006-AR5 1A1
0.466%, 5/25/46(l)	2,442,288	1,334,235
Series 2007-AR3 1A1
0.356%, 9/25/47(l)	231,770	226,345
Structured Asset Securities Corp., Series 2006-11 A1
2.841%, 10/25/35(l)§	96,289	77,399
TBW Mortgage Backed Pass Through Certificates, Series 2006-6 A1
0.366%, 1/25/37(l)	8,800	8,721
Thornburg Mortgage Securities Trust, Series 2006-5 A1
0.376%, 10/25/46(l)	535,752	525,985
Series 2007-1 A3A
0.356%, 3/25/37(l)	3,095,430	2,962,854
Wachovia Bank Commercial Mortgage Trust, Series 2006-WL7A A1
0.347%, 9/15/21(l)§	2,351,899	2,157,868
Series 2007-WHL8 A1
0.337%, 6/15/20(l)§	1,866,234	1,639,849
WaMu Mortgage Pass-Through Certificates, Series 2002-AR17 1A
1.570%, 11/25/42(l)	13,494	11,025
Series 2002-AR2 A
3.003%, 2/27/34(l)	11,721	11,074
Series 2003-AR1 A5
2.384%, 3/25/33(l)	1,357,823	1,239,277
Series 2003-R1 A1
0.796%, 12/25/27(l)	340,535	307,676

See Notes to Portfolio of Investments.

EQ ADVISORS TRUST

EQ/PIMCO ULTRA SHORT BOND PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

September 30, 2010 (Unaudited)

	Principal Amount	Value (Note 1)
Series 2003-R1 X
0.000%, 12/25/27 IO(l)§†	$346,204	$19,041
Series 2004-AR1 A
2.786%, 3/25/34(l)	3,232,919	2,932,350
Series 2005-AR13 A1A1
0.546%, 10/25/45(l)	310,056	249,136
Series 2005-AR15 A1A1
0.516%, 11/25/45(l)	70,773	56,779
Series 2006-AR15 2A
3.253%, 11/25/46(l)	67,494	48,238
Series 2006-AR3 A1A
1.370%, 2/25/46(l)	111,306	82,222
Series 2006-AR7 3A
3.253%, 7/25/46(l)	330,925	210,265
Wells Fargo Mortgage Backed Securities Trust, Series 2004-S A1
2.911%, 9/25/34(l)	127,142	126,291
Series 2007-10 1A22
0.756%, 7/25/37(l)	2,532,668	2,018,965

		81,805,254

Total Asset-Backed and Mortgage-Backed Securities		295,403,521

Corporate Bonds (30.6%)
Consumer Discretionary (1.5%)
Automobiles (1.1%)
Daimler Finance N.A. LLC
7.750%, 1/18/11	$1,000,000	1,019,651
5.875%, 3/15/11	25,315,000	25,893,726
5.750%, 9/8/11	2,000,000	2,088,310

		29,001,687

Media (0.4%)
Comcast Corp.
5.450%, 11/15/10	2,100,000	2,111,462
COX Communications, Inc.
7.750%, 11/1/10	7,000,000	7,033,943
Time Warner Cable, Inc.
6.200%, 7/1/13	1,297,000	1,461,135
Time Warner, Inc.
6.875%, 5/1/12	1,500,000	1,635,282

		12,241,822

Total Consumer Discretionary		41,243,509

Consumer Staples (1.7%)
Beverages (0.6%)
Anheuser-Busch InBev Worldwide, Inc.
3.000%, 10/15/12	11,000,000	11,421,124
1.019%, 3/26/13(l)	3,300,000	3,322,753
2.500%, 3/26/13	1,500,000	1,538,963

		16,282,840

Food Products (0.9%)
Kraft Foods, Inc.
5.625%, 11/1/11	5,449,000	5,722,867
6.250%, 6/1/12	2,900,000	3,151,134
6.000%, 2/11/13	700,000	777,415
Wm. Wrigley Jr. Co.
1.664%, 6/28/11(l)§	14,100,000	14,106,021

		23,757,437

Tobacco (0.2%)
Altria Group, Inc.
8.500%, 11/10/13	1,300,000	1,556,681
Reynolds American, Inc.
0.992%, 6/15/11(l)	$4,700,000	$4,705,254

		6,261,935

Total Consumer Staples		46,302,212

Energy (1.0%)
Oil, Gas & Consumable Fuels (1.0%)
Anadarko Petroleum Corp.
5.750%, 6/15/14	4,400,000	4,750,403
ConocoPhillips
9.375%, 2/15/11	800,000	826,637
Kinder Morgan Energy Partners LP
7.500%, 11/1/10	500,000	501,923
5.850%, 9/15/12	3,370,000	3,638,741
5.000%, 12/15/13	800,000	873,278
Transcontinental Gas Pipe Line Corp. Series B
7.000%, 8/15/11	2,820,000	2,963,056
8.875%, 7/15/12	2,000,000	2,242,096
Williams Cos., Inc.
2.533%, 10/1/10(l)§	7,000,000	7,000,000
Williams Cos., Inc. Trust V
6.375%, 10/1/10§	5,140,000	5,140,000

Total Energy		27,936,134

Financials (22.4%)
Capital Markets (3.3%)
Goldman Sachs Group, Inc.
0.604%, 2/6/12(l)	6,500,000	6,458,757
5.300%, 2/14/12	13,500,000	14,198,166
Merrill Lynch & Co., Inc.
0.523%, 6/5/12(l)	18,500,000	18,220,928
6.050%, 8/15/12	3,895,000	4,180,546
Morgan Stanley
0.780%, 1/9/12(l)	22,600,000	22,464,830
5.625%, 1/9/12	1,600,000	1,684,950
0.570%, 4/19/12(l)	4,625,000	4,550,468
5.750%, 8/31/12	4,000,000	4,289,680
2.876%, 5/14/13(l)	7,300,000	7,439,372
0.830%, 1/9/14(l)	2,100,000	1,984,935
5.750%, 10/18/16	2,500,000	2,702,272

		88,174,904

Commercial Banks (2.9%)
American Express Bank FSB
0.407%, 6/12/12(l)	3,500,000	3,464,895
5.550%, 10/17/12	1,500,000	1,616,121
5.500%, 4/16/13	4,500,000	4,898,070
American Express Centurion Bank
5.550%, 10/17/12	1,800,000	1,939,345
Banco Bilbao Vizcaya Argentaria S.A./Puerto Rico
0.318%, 5/25/12(l)§	1,700,000	1,699,393
BB&T Corp.
3.850%, 7/27/12	8,000,000	8,383,872
First Tennessee Bank N.A.
0.516%, 2/14/11(l)	5,950,000	5,938,987
JPMorgan Chase Bank N.A.
0.623%, 6/13/16(l)	5,700,000	5,399,929
Regions Financial Corp.
0.459%, 6/26/12(l)	1,635,000	1,561,674
SunTrust Bank/Georgia
6.375%, 4/1/11	2,750,000	2,823,771
Union Planters Corp.
4.375%, 12/1/10	1,000,000	1,004,062
7.750%, 3/1/11	1,000,000	1,016,198

See Notes to Portfolio of Investments.

EQ ADVISORS TRUST

EQ/PIMCO ULTRA SHORT BOND PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

September 30, 2010 (Unaudited)

	Principal Amount	Value (Note 1)
Wachovia Corp.
0.447%, 3/1/12(l)	$3,600,000	$3,588,671
0.636%, 4/23/12(l)	16,064,000	15,996,403
2.236%, 5/1/13(l)	8,100,000	8,335,556
Wells Fargo & Co.
4.375%, 1/31/13	8,936,000	9,536,624

		77,203,571

Consumer Finance (3.3%)
American Express Credit Corp.
0.376%, 2/24/12(l)	9,045,000	8,985,140
American Honda Finance Corp.
1.041%, 6/20/11(l)§	19,600,000	19,690,023
HSBC Finance Corp.
0.768%, 4/24/12(l)	12,400,000	12,298,419
7.000%, 5/15/12	328,000	354,686
5.900%, 6/19/12	2,500,000	2,657,047
0.875%, 7/19/12(l)	14,900,000	14,753,771
0.642%, 9/14/12(l)	12,850,000	12,639,029
0.776%, 1/15/14(l)	16,424,000	15,620,538
International Lease Finance Corp.
5.125%, 11/1/10	650,000	650,000
Nissan Motor Acceptance Corp.
3.250%, 1/30/13§	900,000	927,675

		88,576,328

Diversified Financial Services (10.0%)
American Express Travel Related Services Co., Inc.
0.459%, 6/1/11(l)	4,300,000	4,265,824
5.250%, 11/21/11§	2,000,000	2,082,950
BA Covered Bond Issuer
5.500%, 6/14/12§	8,800,000	9,292,888
Bank of America Corp.
1.018%, 12/2/11(l)	6,000,000	6,052,734
6.250%, 4/15/12	20,000,000	21,326,800
4.875%, 9/15/12	800,000	844,834
Citigroup, Inc.	38,600,000	38,871,513
2.384%, 8/13/13(l)
6.500%, 8/19/13	900,000	994,383
6.000%, 12/13/13	23,600,000	25,874,662
Crown Castle Towers LLC
3.214%, 8/15/15§	10,900,000	11,026,691
General Electric Capital Corp.
0.361%, 3/15/12(l)	10,000,000	9,874,000
0.596%, 11/1/12(l)	7,000,000	6,904,982
0.543%, 12/7/12(l)	13,600,000	13,691,324
0.292%, 12/21/12(l)	40,000,000	40,017,560
1.239%, 5/22/13(l)	10,800,000	10,770,764
1.121%, 12/20/13(l)	5,000,000	4,895,700
6.375%, 11/15/67(l)	10,600,000	10,573,500
JPMorgan Chase & Co.	22,000,000	22,233,420
0.670%, 6/22/12(l)
0.539%, 12/26/12(l)	25,000,000	25,160,375
Teco Finance, Inc.
7.000%, 5/1/12	3,545,000	3,845,970

		268,600,874

Insurance (2.1%)
American International Group, Inc.
5.375%, 10/18/11	1,000,000	1,032,500
MetLife Institutional Funding II
0.689%, 3/27/12(l)§	12,500,000	12,490,787
MetLife, Inc.
5.375%, 12/15/12	140,000	150,532
Metropolitan Life Global Funding I
0.927%, 7/13/11(l)§	1,500,000	1,502,529
5.125%, 11/9/11§	1,050,000	1,090,781
0.604%, 8/13/12(l)§	$1,930,000	$1,931,749
2.875%, 9/17/12§	500,000	515,660
5.125%, 4/10/13§	2,200,000	2,394,469
5.200%, 9/18/13§	230,000	253,063
Monumental Global Funding II
5.650%, 7/14/11§	1,500,000	1,537,718
Monumental Global Funding III
0.668%, 1/25/13(l)§	5,000,000	4,844,095
0.726%, 1/15/14(l)§	2,500,000	2,393,037
New York Life Global Funding
0.417%, 6/16/11(l)§	4,750,000	4,755,462
Pacific Life Global Funding
5.150%, 4/15/13§	1,200,000	1,295,928
Pricoa Global Funding I
0.575%, 1/30/12(l)§	9,800,000	9,730,743
4.625%, 6/25/12§	3,400,000	3,556,329
0.419%, 6/26/12(l)§	2,000,000	1,982,190
5.400%, 10/18/12§	5,300,000	5,686,026

		57,143,598

Real Estate Investment Trusts (REITs) (0.2%)
Boston Properties LP
6.250%, 1/15/13	2,750,000	3,026,089
ERP Operating LP
5.500%, 10/1/12	3,100,000	3,330,640

		6,356,729

Thrifts & Mortgage Finance (0.6%)
Countrywide Financial Corp.
0.858%, 5/7/12(l)	3,100,000	3,073,768
5.800%, 6/7/12	110,000	116,852
Western Corporate Federal Credit Union
1.750%, 11/2/12	14,000,000	14,316,036

		17,506,656

Total Financials		603,562,660

Health Care (0.3%)
Biotechnology (0.1%)
Amgen, Inc. Series A
0.125%, 2/1/11	2,100,000	2,092,125

Health Care Equipment & Supplies (0.2%)
Boston Scientific Corp.
4.250%, 1/12/11	2,900,000	2,920,410
Medtronic, Inc.
1.500%, 4/15/11(b)§	1,850,000	1,852,313

		4,772,723

Total Health Care		6,864,848

Industrials (0.7%)
Airlines (0.3%)
Southwest Airlines Co.
10.500%, 12/15/11§	7,900,000	8,663,456

Commercial Services & Supplies (0.4%)
Waste Management, Inc.
7.650%, 3/15/11	3,000,000	3,084,756
6.375%, 11/15/12	6,670,000	7,318,484

		10,403,240

Total Industrials		19,066,696

See Notes to Portfolio of Investments.

EQ ADVISORS TRUST

EQ/PIMCO ULTRA SHORT BOND PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

September 30, 2010 (Unaudited)

	Principal Amount	Value (Note 1)
Information Technology (0.5%)
Office Electronics (0.5%)
Xerox Corp.
6.875%, 8/15/11	$13,057,000	$13,705,424

Total Information Technology		13,705,424

Materials (0.4%)
Chemicals (0.2%)
Dow Chemical Co.
6.125%, 2/1/11	5,125,000	5,202,510
4.850%, 8/15/12	1,000,000	1,058,345

		6,260,855

Metals & Mining (0.2%)
Freeport-McMoRan Copper & Gold, Inc.
8.250%, 4/1/15	3,500,000	3,745,000

Total Materials		10,005,855

Telecommunication Services (1.2%)
Diversified Telecommunication Services (0.2%)
BellSouth Corp.
4.295%, 4/26/11§	4,000,000	4,080,304
Qwest Corp.
7.875%, 9/1/11	2,085,000	2,207,494

		6,287,798

Wireless Telecommunication Services (1.0%)
Cellco Partnership/Verizon Wireless Capital LLC
3.750%, 5/20/11	24,920,000	25,414,363

Total Telecommunication Services		31,702,161

Utilities (0.9%)
Electric Utilities (0.4%)
Appalachian Power Co.
5.550%, 4/1/11	2,300,000	2,350,747
FPL Group Capital, Inc.
1.172%, 6/17/11(l)	1,350,000	1,354,995
Nevada Power Co. Series L
5.875%, 1/15/15	150,000	172,006
PSEG Power LLC
6.950%, 6/1/12	1,501,000	1,644,269
Southern Co.
2.375%, 9/15/15	3,600,000	3,633,221

		9,155,238

Gas Utilities (0.4%)
DCP Midstream Operating LP
3.250%, 10/1/15	3,300,000	3,313,490
NGPL Pipeco LLC
6.514%, 12/15/12§	7,850,000	8,347,988

		11,661,478

Multi-Utilities (0.1%)
Dominion Resources, Inc.
4.750%, 12/15/10	2,500,000	2,520,355

Total Utilities		23,337,071

Total Corporate Bonds		823,726,570

Government Securities (40.5%)
Agency ABS (34.6%)
Federal Farm Credit Bank
0.258%, 10/7/11(l)	$1,000,000	1,000,286
0.320%, 2/13/12(l)	28,697,000	28,646,809
0.189%, 8/28/12(l)	38,360,000	38,319,377
0.359%, 10/1/12(l)	$7,700,000	$7,707,607
0.297%, 1/15/13(l)	30,000,000	29,985,210
Federal Home Loan Bank
0.180%, 5/26/11(l)	30,000,000	29,989,800
0.250%, 5/27/11(l)	1,300,000	1,298,944
0.162%, 7/20/11(l)	20,000,000	19,990,220
0.161%, 8/25/11(l)	18,000,000	17,984,556
0.176%, 8/26/11(l)	4,800,000	4,797,955
0.178%, 9/9/11(l)	26,500,000	26,487,943
0.226%, 9/26/11(l)	25,000,000	24,999,900
0.308%, 11/8/11(l)	100,000,000	99,937,100
0.324%, 2/3/12(l)	57,000,000	56,933,766
Federal Home Loan Mortgage Corp.
0.217%, 9/19/11(l)	50,000,000	49,995,200
0.226%, 9/26/11(l)	50,000,000	49,999,800
0.180%, 11/9/11(l)	50,000,000	49,939,450
0.190%, 1/13/12(l)	30,500,000	30,454,067
0.178%, 2/2/12(l)	31,702,000	31,669,569
0.217%, 2/10/12(l)	55,000,000	54,970,905
0.237%, 5/11/12(l)	20,000,000	19,987,600
3.000%, 5/26/15	5,000,000	5,018,025
3.800%, 3/9/16	10,850,000	10,998,623
Federal National Mortgage Association
0.276%, 8/23/12(l)	100,729,000	100,688,003
0.287%, 9/17/12(l)	64,249,000	64,227,541
1.625%, 10/26/15	9,200,000	9,196,348
4.100%, 12/17/18	40,000,000	40,282,320
Small Business Administration
Series 2008-P10A
5.902%, 2/10/18	755,937	848,398
Small Business Administration Participation Certificates
Series 2003-20I
5.130%, 9/1/23	24,553	26,653
Series 2004-20C
4.340%, 3/1/24	155,558	166,007
Series 2005-20B
4.625%, 2/1/25	177,167	191,093
Series 2008-20G
5.870%, 7/1/28	11,551,902	13,128,867
Series 2008-20H
6.020%, 8/1/28	11,150,527	12,810,992

		932,678,934

Agency CMO (0.8%)
Federal Home Loan Mortgage Corp.
4.500%, 5/15/17	38,372	39,502
5.000%, 1/15/18	67,137	68,710
0.487%, 2/15/19(l)	4,814,426	4,814,952
0.407%, 7/15/19(l)	2,309,027	2,312,434
5.000%, 2/15/20	562,701	580,945
5.000%, 8/15/20	281,615	297,270
0.407%, 10/15/20(l)	2,288,148	2,287,214
6.500%, 4/15/29	35,792	39,528
0.607%, 12/15/29(l)	4,545	4,536
0.607%, 12/15/30(l)	30,749	30,779
6.500%, 7/25/43	13,055	14,056
1.586%, 10/25/44(l)	1,196,879	1,211,924
1.586%, 2/25/45(l)	1,519,739	1,468,660
Federal National Mortgage Association
2.709%, 5/25/35(l)	528,517	528,988
0.316%, 12/25/36(l)	93,294	89,918
0.456%, 10/27/37(l)	6,700,000	6,688,000
0.606%, 5/25/42(l)	99,224	93,311

See Notes to Portfolio of Investments.

EQ ADVISORS TRUST

EQ/PIMCO ULTRA SHORT BOND PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

September 30, 2010 (Unaudited)

	Principal Amount	Value (Note 1)
5.950%, 2/25/44	$124,741	$127,683

		20,698,410

Municipal Bonds (0.5%)
Dallas, Texas Area Rapid Transit
6.249%, 12/1/34	700,000	749,399
New Jersey Economic Development Authority
1.292%, 12/15/10(l)	7,000,000	6,965,630
State of Texas
4.750%, 4/1/37	300,000	312,072
Texas State Transportation Commission
5.028%, 4/1/26	5,100,000	5,550,381
Tobacco Settlement Finance Authority of West Virginia
7.467%, 6/1/47	1,330,000	1,029,926

		14,607,408

Supranational (0.4%)
International Bank for Reconstruction & Development
0.468%, 3/4/11(l)	10,000,000	10,011,880

U.S. Government Agencies (3.5%)
Federal Home Loan Mortgage Corp.
5.000%, 7/15/14	36,400,000	41,501,824
2.990%, 11/1/23(l)	5,808	6,057
2.631%, 1/1/34(l)	49,584	52,070
4.959%, 3/1/35(l)	431,218	454,108
4.826%, 10/1/35(l)	244,924	261,609
5.089%, 10/1/35(l)	282,787	302,051
4.783%, 11/1/35(l)	273,991	292,656
6.627%, 7/1/36(l)	2,216,876	2,325,470
6.320%, 9/1/36(l)	1,858,645	1,953,453
6.481%, 10/1/36(l)	2,559,978	2,699,195
Federal National Mortgage Association
5.250%, 8/1/12	6,000,000	6,472,752
3.000%, 7/28/14	5,000,000	5,090,960
2.753%, 11/1/34(l)	317,258	334,833
2.625%, 1/1/35(l)	45,364	47,088
2.545%, 7/1/35(l)	267,461	279,121
5.585%, 12/1/35(l)	517,003	550,453
5.529%, 1/1/36(l)	472,371	503,328
5.664%, 3/1/36(l)	745,821	796,630
5.717%, 3/1/36(l)	802,478	857,147
1.588%, 3/1/44(l)	544,691	543,003
1.586%, 7/1/44(l)	13,146	13,100
1.586%, 10/1/44(l)	65,904	65,676
4.500%, 10/25/40 TBA	28,100,000	29,267,906
Small Business Administration
Series P10A
4.504%, 2/1/14	29,956	31,512

		94,702,002

U.S. Treasuries (0.7%)
U.S. Treasury Notes
3.375%, 11/15/19	16,400,000	17,667,162
3.500%, 5/15/20	2,600,000	2,822,222

		20,489,384

Total Government Securities		1,093,188,018

Total Long-Term Debt Securities (82.1%) (Cost $2,200,231,980)		2,212,318,109

	Number of Shares	Value (Note 1)
CONVERTIBLE PREFERRED STOCK:
Financials (0.0%)
Commercial Banks (0.0%)
Wells Fargo & Co.
7.500%	1,100	$1,106,600

Total Convertible Preferred Stocks (0.0%) (Cost $1,100,000)		1,106,600

COMMON STOCK:
Financials (0.0%)
Capital Markets (0.0%)
BlackRock, Inc.
(Cost $790)	4	$681

	Principal Amount	Value (Note 1)
SHORT-TERM INVESTMENTS:
Government Securities (19.1%)
U.S. Treasury Bills
0.10%, 10/7/10 (p)	$120,805,000	120,802,705
0.10%, 10/14/10 (p)	2,200,000	2,199,914
0.12%, 10/21/10 (a)(p)	253,400,000	253,381,755
0.12%, 11/18/10 (p)	138,900,000	138,876,526

Total Government Securities		515,260,900

Time Deposit (0.0%)
JPMorgan Chase Nassau
0.000%, 10/1/10	664,965	664,965

Total Short-Term Investments (19.1%) (Cost/Amortized Cost $515,927,438)		515,925,865

Total Investments Before Options Written and Securities Sold Short (101.2%) (Cost/Amortized Cost $2,717,260,208)		2,729,351,255

	Number of Contracts	Value (Note 1)
OPTION WRITTEN:
Call Option Written (0.0%)
90 Day Eurodollar Future
December 2010 @ $99.50*	(72)	(31,050)

		(31,050)

Put Option Written (0.0%)
90 Day Eurodollar Future
December 2010 @ $99.50*	(72)	(5,850)

		(5,850)

Total Options Written (0.0%) (Premiums Received $39,355)		(36,900)

Total Investments Before Securities Sold Short (101.2%) (Cost/Amortized Cost $2,717,220,853)		2,729,314,355

	Number of Shares	Value (Note 1)
SECURITIES SOLD SHORT:
COMMON STOCK:
Financials (0.0%)
Capital Markets (0.0%)
Teton Advisors, Inc., Class B*†	(31)	(209)

See Notes to Portfolio of Investments.

EQ ADVISORS TRUST

EQ/PIMCO ULTRA SHORT BOND PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

September 30, 2010 (Unaudited)

	Number of Shares	Value (Note 1)
Total Securities Sold Short (0.0%)
(Proceeds Received $—)		$(209)

Total Investments after Options Written and Securities Sold Short (101.2%)
(Cost/Amortized Cost $2,717,220,853)		2,729,314,146
Other Assets Less Liabilities (-1.2%)		(32,950,058)

Net Assets (100%)		$2,696,364,088

*	Non-income producing.

†	Securities (totaling $18,832 or 0.0% of net assets) at fair value by management.

§	Securities exempt from registration under Rule 144A of the Securities Act of 1933. These securities may only be resold to qualified institutional buyers. At September 30, 2010, the market value of these securities amounted to $186,319,309 or 6.9% of net assets. Securities denoted with “§” but without “b” have been determined to be liquid under the guidelines established by the Board of Trustees. To the extent any securities might provide a right to demand registration, such rights have not been relied upon when determining liquidity.

(a)	Fully or partially pledged as collateral on outstanding written call options.

(b)	Illiquid Security.

(l)	Floating Rate Security. Rate disclosed is as of September 30, 2010.

(p)	Yield to maturity.

Glossary:

ABS — Asset-Backed Security

CMO — Collateralized Mortgage Obligation

IO — Interest Only

TBA — Security is subject to delayed delivery.

At September 30, 2010, the Portfolio had outstanding foreign currency contracts to buy/sell foreign currencies as follows: (Note 1)

	Counterparty	Local Contract Buy Amount (000’s)	U.S. $ Current Buy Value	U.S. $ Current Sell Value	Unrealized Appreciation/ (Depreciation)
Foreign Currency Buy Contracts
Philippine Peso vs. U.S. Dollar, expiring 12/24/10	Lehman Brothers	12,100	$273,333	$270,331	$3,002
Singapore Dollar vs. U.S. Dollar, expiring 12/24/10	Lehman Brothers	4,577	3,479,912	3,316,912	163,000

					$166,002

	Counterparty	Local Contract Sell Amount (000’s)	U.S. $ Current Buy Value	U.S. $ Current Sell Value	Unrealized Appreciation/ (Depreciation)
Foreign Currency Sell Contracts
Philippine Peso vs. U.S. Dollar, expiring 12/24/10	Lehman Brothers	12,100	$250,362	$273,333	$(22,971)
Singapore Dollar vs. U.S. Dollar, expiring 12/24/10	Lehman Brothers	4,577	3,209,225	3,479,912	(270,687)

					$(293,658)

					$(127,656)

Options Written:

Options written through the nine months ended September 30, 2010 were as follows:

	Total Number of Contracts	Total Premiums Received
Options Outstanding - January 1, 2010	6,171	$2,716,713
Options Written	10,355	3,225,483
Options Terminated in Closing Purchase Transactions	(640)	(378,400)
Options Expired	(15,742)	(5,524,441)
Options Exercised	—	—

Options Outstanding – September 30, 2010	144	$39,355

See Notes to Portfolio of Investments.

EQ ADVISORS TRUST

EQ/PIMCO ULTRA SHORT BOND PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

September 30, 2010 (Unaudited)

The following is a summary of the inputs used to value the Portfolio’s assets and liabilities carried at fair value as of September 30, 2010:

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. For example, money market securities are valued using amortized cost, in accordance with rules under the Investment Company Act of 1940. Generally, amortized cost approximates the current fair value of a security, but since the value is not obtained from a quoted price in an active market, such securities are reflected as Level 2.

Various inputs are used in determining the value of the Portfolio’s investments. These inputs are summarized in the three broad levels listed below:

Investment Type	Level 1 Quoted prices in active markets for identical securities	Level 2 Significant other observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)	Level 3 Significant unobservable inputs (including the Portfolio’s own assumptions in determining the fair value of investments)	Total
Assets:
Asset-Backed and Mortgage-Backed Securities
Asset-Backed Securities	$—	$213,598,267	$—	$213,598,267
Non-Agency CMO	—	81,786,213	19,041	81,805,254
Common Stocks
Financials	681	—	—	681
Convertible Preferred Stocks
Financials	1,106,600	—	—	1,106,600
Corporate Bonds
Consumer Discretionary	—	41,243,509	—	41,243,509
Consumer Staples	—	46,302,212	—	46,302,212
Energy	—	27,936,134	—	27,936,134
Financials	—	603,562,660	—	603,562,660
Health Care	—	6,864,848	—	6,864,848
Industrials	—	19,066,696	—	19,066,696
Information Technology	—	13,705,424	—	13,705,424
Materials	—	10,005,855	—	10,005,855
Telecommunication Services	—	31,702,161	—	31,702,161
Utilities	—	23,337,071	—	23,337,071
Forward Currency Contracts Government Securities	—	166,002	—	166,002
Agency ABS	—	932,678,934	—	932,678,934
Agency CMO	—	20,698,410	—	20,698,410
Municipal Bonds	—	14,607,408	—	14,607,408
Supranational	—	10,011,880	—	10,011,880
U.S. Government Agencies	—	94,702,002	—	94,702,002
U.S. Treasuries	—	20,489,384	—	20,489,384
Short-Term Investments	—	515,925,865	—	515,925,865

Total Assets	$1,107,281	$2,728,390,935	$19,041	$2,729,517,257

Liabilities:
Common Stocks
Financials	—	—	(209)	(209)
Forward Currency Contracts	—	(293,658)	—	(293,658)
Options Written
Call Options Written	(31,050)	—	—	(31,050)
Put Options Written	(5,850)	—	—	(5,850)

Total Liabilities	$(36,900)	$(293,658)	$(209)	$(330,767)

Total	$1,070,381	$2,728,097,277	$18,832	$2,729,186,490

See Notes to Portfolio of Investments.

EQ ADVISORS TRUST

EQ/PIMCO ULTRA SHORT BOND PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

September 30, 2010 (Unaudited)

Following is a reconciliation of Level 3 assets for which significant unobservable inputs were used to determine fair value:

	Investments in Securities- Asset Backed Securities	Investments in Securities-Financials
Balance as of 12/31/09	$6,365,000	$(1,473)
Total gains or losses (realized/unrealized) included in earnings	19,041	1,264
Purchases, sales, issuances, and settlements (net)	—	—
Transfers into Level 3	—	—
Transfers out of Level 3	(6,365,000)	—

Balance as of 9/30/10	$19,041	$(209)

The amount of total gains or losses for the year included in earnings attributable to the change in unrealized gains or losses relating to assets and liabilities still held at period ending 9/30/10.	$19,041	$1,264

Investment security transactions for the nine months ended September 30, 2010 were as follows:

Cost of Purchases:
Stocks, long-term corporate debt securities and short positions	$2,546,597,237
Long-term U.S. Treasury securities	1,959,408,513

$4,506,005,750

Net Proceeds of Sales and Redemptions:
Stocks, long-term corporate debt securities and short positions	$2,435,679,911
Long-term U.S. Treasury securities	2,031,323,272

$4,467,003,183

As of September 30, 2010, the gross unrealized appreciation (depreciation) of investments based on the aggregate cost of investments for Federal income tax purposes was as follows:

Aggregate gross unrealized appreciation	$16,643,103
Aggregate gross unrealized depreciation	(10,922,587)

Net unrealized appreciation	$5,720,516

Federal income tax cost of investments	$2,723,630,739

See Notes to Portfolio of Investments.

EQ ADVISORS TRUST

EQ/QUALITY BOND PLUS PORTFOLIO

PORTFOLIO OF INVESTMENTS

September 30, 2010 (Unaudited)

	Principal Amount	Value (Note 1)
LONG-TERM DEBT SECURITIES:
Asset-Backed and Mortgage-Backed Securities (5.9%)
Asset-Backed Securities (0.7%)
AEP Texas Central Transition Funding LLC, Series 2002-1 A5
6.250%, 1/15/17	$175,000	$209,126
Ally Auto Receivables Trust, Series 2010-3 A3
1.110%, 10/15/14	100,000	100,451
Bayview Financial Acquisition Trust, Series 2005-D AF2
5.402%, 12/28/35(l)	346,655	345,918
BMW Vehicle Owner Trust, Series 2010-A A3
1.390%, 4/25/14	200,000	202,091
Capital One Multi-Asset Execution Trust, Series 2005-A7 A7
4.700%, 6/15/15	500,000	534,956
Series 2007-A7 A7
5.750%, 7/15/20	125,000	148,448
Chase Issuance Trust, Series 2007-A1 A1
0.277%, 3/15/13(l)	3,834,000	3,832,882
Series 2007-A17 A
5.120%, 10/15/14	1,750,000	1,901,583
Citibank Credit Card Issuance Trust, Series 2003-A10 A10
4.750%, 12/10/15	200,000	221,660
Series 2003-A7 A7
4.150%, 7/7/17	400,000	442,168
Series 2004-A8 A8
4.900%, 12/12/16	700,000	792,818
Series 2005-A4 A4
4.400%, 6/20/14	600,000	636,374
Series 2006-A3 A3
5.300%, 3/15/18	1,000,000	1,165,901
Series 2007-A8 A8
5.650%, 9/20/19	125,000	149,967
Series 2009-A4 A4
4.900%, 6/23/16	250,000	281,159
CitiFinancial Mortgage Securities, Inc., Series 2003-1 AFPT
3.360%, 1/25/33(e)	378,707	324,869
DB Master Finance LLC, Series 2006-1 A2
5.779%, 6/20/31§	600,000	595,500
Discover Card Master Trust, Series 2009-A1 A1
1.557%, 12/15/14(l)	1,240,000	1,259,717
Series 2009-A2 A
1.557%, 2/17/15(l)	1,065,000	1,082,988
Series 2010-A1 A1
0.907%, 9/15/15(l)	1,113,000	1,119,151
Entergy Texas Restoration Funding LLC, Series 2009-A A1
2.120%, 2/1/16	93,023	95,583
Ford Credit Auto Owner Trust, Series 2010-B A3
0.980%, 10/15/14	100,000	100,441
MBNA Credit Card Master Note Trust, Series 2005-A9 A9
0.297%, 4/15/13(l)	4,185,000	4,184,237
Series 2006-A2 A2
0.317%, 6/15/15(l)	1,025,000	1,018,829
Nissan Auto Receivables Owner Trust, Series 2010-A A3
0.870%, 7/15/14	$100,000	$100,140
Option One Mortgage Loan Trust, Series 2006-3 M1
0.486%, 2/25/37(l)	2,915,000	87,450
PG&E Energy Recovery Funding LLC, Series 2005-1 A5
4.470%, 12/25/14	200,000	214,667
PSE&G Transition Funding LLC, Series 2001-1 A6
6.610%, 6/15/15	250,000	274,702
Residential Asset Securities Corp., Series 2003-KS3 A2
0.856%, 5/25/33(l)	161,747	129,055

		21,552,831

Non-Agency CMO (5.2%)
Banc of America Commercial Mortgage, Inc., Series 2004-6 A3
4.512%, 12/10/42	2,000,000	2,052,832
Series 2006-5 A4
5.414%, 9/10/47	2,815,000	2,979,094
Series 2006-6 A4
5.356%, 10/10/45	520,000	554,278
Series 2007-1 A4
5.451%, 1/15/49	2,945,000	3,055,885
Series 2007-2 A4
5.867%, 4/10/49(l)	2,150,000	2,199,924
Series 2007-3 A4
5.837%, 6/10/49(l)	1,200,000	1,231,657
Series 2007-4 A4
5.934%, 2/10/51(l)	1,041,000	1,117,013
Bear Stearns Alt-A Trust, Series 2006-1 22A1
4.794%, 2/25/36(l)	1,886,571	1,217,522
Series 2006-3 22A1
5.354%, 5/25/36(l)	787,743	366,523
Bear Stearns Commercial Mortgage Securities, Inc., Series 2004-T16 A6
4.750%, 2/13/46(l)	1,250,000	1,303,481
Series 2005-PWR7 A2
4.945%, 2/11/41	881,950	903,342
Series 2005-PWR7 A3
5.116%, 2/11/41(l)	2,535,000	2,734,437
Series 2005-PWR8 A4
4.674%, 6/11/41	1,507,000	1,608,964
Series 2006-PW11 A4
5.623%, 3/11/39(l)	2,030,000	2,231,380
Series 2006-PW12 A4
5.907%, 9/11/38(l)	1,240,000	1,382,156
Series 2007-PW16 A4
5.907%, 6/11/40(l)	400,000	429,609
Citigroup Commercial Mortgage Trust, Inc., Series 2006-C5 A4
5.431%, 10/15/49	1,337,000	1,447,533
Series 2007-C6 A4
5.887%, 12/10/49(l)	750,000	802,779
Citigroup Mortgage Loan Trust, Inc., Series 2005-2 1A4
5.118%, 5/25/35(l)	1,339,485	1,203,539
Series 2006-AR1 3A1
5.500%, 3/25/36(l)	2,338,762	1,616,487

See Notes to Portfolio of Investments.

EQ ADVISORS TRUST

EQ/QUALITY BOND PLUS PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

September 30, 2010 (Unaudited)

	Principal Amount	Value (Note 1)
Commercial Mortgage Pass Through Certificates,
Series 2005-LP5 A4
4.982%, 5/10/43(l)	$750,000	$810,405
Series 2006-C8 A4
5.306%, 12/10/46	510,000	535,599
Credit Suisse Mortgage Capital Certificates,
Series 2006-C4 A3
5.467%, 9/15/39	4,520,000	4,761,220
CS First Boston Mortgage Securities Corp.,
Series 2002-CKN2 A3
6.133%, 4/15/37	1,000,400	1,053,308
Series 2004-C1 A4
4.750%, 1/15/37(l)	985,000	1,040,793
Series 2004-C2 A1
3.819%, 5/15/36	266,847	274,174
GE Capital Commercial Mortgage Corp.,
Series 2007-C1 A4
5.543%, 12/10/49	830,000	834,537
GMAC Commercial Mortgage Securities, Inc.,
Series 2004-C3 A5
4.864%, 12/10/41	2,650,000	2,815,127
Greenwich Capital Commercial Funding Corp.,
Series 2003-C1 A4
4.111%, 7/5/35	1,915,000	2,019,014
Series 2005-GG3 A4
4.799%, 8/10/42(l)	1,125,000	1,199,363
Series 2005-GG5 A41
5.243%, 4/10/37(l)	1,071,500	1,127,445
Series 2007-GG9 A2
5.381%, 3/10/39	5,126,867	5,295,731
Series 2007-GG9 A4
5.444%, 3/10/39	6,025,000	6,383,194
GS Mortgage Securities Corp. II,
Series 2004-GG2 A6
5.396%, 8/10/38(l)	2,000,000	2,180,918
Series 2006-GG6 A4
5.553%, 4/10/38(l)	5,845,000	6,321,087
Indymac Index Mortgage Loan Trust,
Series 2006-AR7 4A1
5.617%, 5/25/36(l)	1,071,528	569,810
JPMorgan Chase Commercial Mortgage
Securities Corp.,
Series 2003-CB7 A4
4.879%, 1/12/38(l)	1,250,000	1,334,496
Series 2005-CB11 A3
5.197%, 8/12/37	1,025,000	1,055,740
Series 2005-CB11 A4
5.335%, 8/12/37(l)	4,090,000	4,482,014
Series 2005-LDP1 A3
4.865%, 3/15/46	625,000	651,892
Series 2005-LDP1 A4
5.038%, 3/15/46(l)	6,301,517	6,863,692
Series 2006-CB14 A4
5.481%, 12/12/44(l)	3,790,000	4,077,579
Series 2006-CB15 A4
5.814%, 6/12/43(l)	2,640,000	2,873,926
Series 2006-CB16 A4
5.552%, 5/12/45	1,039,000	1,125,247
Series 2007-CB18 A4
5.440%, 6/12/47	5,730,000	6,008,477
Series 2007-LD11 A4
6.006%, 6/15/49(l)	5,755,000	5,936,278
Series 2007-LDPX A3
5.420%, 1/15/49	2,580,000	2,671,301
LB-UBS Commercial Mortgage Trust,
Series 2003-C3 A4
4.166%, 5/15/32	$2,810,000	$2,967,281
Series 2004-C2 A4
4.367%, 3/15/36	2,115,000	2,228,339
Series 2004-C4 A4
5.436%, 6/15/29(l)	2,985,000	3,216,478
Series 2004-C8 A4
4.510%, 12/15/29	800,000	817,925
Series 2005-C1 A4
4.742%, 2/15/30	1,780,000	1,877,449
Series 2005-C7 A4
5.197%, 11/15/30(l)	400,000	439,110
Series 2006-C7 A3
5.347%, 11/15/38	1,985,000	2,109,843
Series 2007-C1 A4
5.424%, 2/15/40	3,785,000	3,925,038
Series 2007-C6 A4
5.858%, 7/15/40(l)	500,000	528,736
Merrill Lynch Mortgage Investors, Inc.,
Series 2005-A8 A1C1
5.250%, 8/25/36(l)	842,620	823,538
Merrill Lynch Mortgage Trust,
Series 2004-KEY2 A4
4.864%, 8/12/39(l)	2,000,000	2,112,042
Series 2005-CKI1 A6
5.414%, 11/12/37(l)	1,775,000	1,946,125
Series 2007-C1 A4
6.020%, 6/12/50(l)	950,000	983,279
Series 2008-C1 A3
5.710%, 2/12/51	500,000	519,065
Merrill Lynch/Countrywide Commercial
Mortgage Trust,
Series 2006-2 A4
6.103%, 6/12/46(l)	805,000	897,051
Series 2006-3 A4
5.414%, 7/12/46(l)	6,255,000	6,648,613
Series 2007-5 A4
5.378%, 8/12/48	2,300,000	2,263,892
Morgan Stanley Capital I, Inc.,
Series 2005-T17 A5
4.780%, 12/13/41	3,000,000	3,217,672
Series 2006-IQ12 A4
5.332%, 12/15/43	1,816,000	1,962,919
Series 2007-HQ12 A5
5.814%, 4/12/49(l)	825,000	802,899
Series 2007-HQ13 A3
5.569%, 12/15/44	1,437,500	1,385,605
Series 2007-IQ13 A4
5.364%, 3/15/44	2,940,000	3,056,839
Series 2007-T25 A3
5.514%, 11/12/49(l)	975,000	1,078,685
Wachovia Bank Commercial Mortgage Trust,
Series 2006-C27 A3
5.765%, 7/15/45(l)	8,786,372	9,592,815
Series 2007-C31 A2
5.421%, 4/15/47	1,500,000	1,549,469
Series 2007-C33 A4
6.102%, 2/15/51(l)	400,000	417,547

See Notes to Portfolio of Investments.

EQ ADVISORS TRUST

EQ/QUALITY BOND PLUS PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

September 30, 2010 (Unaudited)

	Principal Amount	Value (Note 1)
WaMu Mortgage Pass-Through Certificates,
Series 2007-OA1 A1A
1.086%, 2/25/47(l)	$2,047,437	$1,215,563

		163,324,619

Total Asset-Backed and Mortgage-Backed Securities		184,877,450

Corporate Bonds (26.7%)
Consumer Discretionary (2.4%)
Auto Components (0.0%)
Johnson Controls, Inc.
5.000%, 3/30/20	$100,000	109,900

Automobiles (0.2%)
Daimler Finance N.A. LLC
7.750%, 1/18/11	1,139,000	1,161,383
7.300%, 1/15/12	672,000	722,706
6.500%, 11/15/13	800,000	915,062
Ford Motor Co.
7.450%, 7/16/31	1,005,000	1,047,712
Volvo Treasury AB
5.950%, 4/1/15§	2,199,000	2,399,338

		6,246,201

Hotels, Restaurants & Leisure (0.2%)
International Game Technology
7.500%, 6/15/19	75,000	89,131
Marriott International, Inc.
5.625%, 2/15/13	1,418,000	1,514,165
McDonald’s Corp.
4.300%, 3/1/13	300,000	324,614
5.350%, 3/1/18	350,000	410,030
3.500%, 7/15/20	55,000	56,515
6.300%, 10/15/37	250,000	311,301
4.875%, 7/15/40	90,000	93,391
Wyndham Worldwide Corp.
6.000%, 12/1/16	1,605,000	1,674,375
Yum! Brands, Inc.
6.875%, 11/15/37	500,000	597,849

		5,071,371

Household Durables (0.2%)
Fortune Brands, Inc.
3.000%, 6/1/12	2,250,000	2,291,454
4.875%, 12/1/13	642,000	690,434
6.375%, 6/15/14	500,000	567,290
MDC Holdings, Inc.
5.500%, 5/15/13	1,650,000	1,706,696
Mohawk Industries, Inc.
6.875%, 1/15/16	1,440,000	1,499,400
Newell Rubbermaid, Inc.
4.700%, 8/15/20	125,000	130,871
Toll Brothers Finance Corp.
6.875%, 11/15/12	47,000	50,250
5.150%, 5/15/15	165,000	166,743
6.750%, 11/1/19	200,000	206,973
Whirlpool Corp.
8.000%, 5/1/12	115,000	125,316
5.500%, 3/1/13	300,000	321,835
8.600%, 5/1/14	280,000	333,391

		8,090,653

Leisure Equipment & Products (0.0%)
Hasbro, Inc.
6.350%, 3/15/40	65,000	66,845

Media (1.5%)
BSKYB Finance UK plc
5.625%, 10/15/15§	$1,175,000	$1,335,739
CBS Corp.
5.625%, 8/15/12	300,000	318,414
8.875%, 5/15/19	2,165,000	2,822,196
CCO Holdings LLC/CCO Holdings Capital Corp.
7.875%, 4/30/18§	352,000	365,200
8.125%, 4/30/20§	116,000	122,960
Comcast Cable Communications Holdings, Inc.
8.375%, 3/15/13	274,000	318,194
9.455%, 11/15/22	870,000	1,227,005
Comcast Corp.
5.300%, 1/15/14	500,000	558,715
5.900%, 3/15/16	600,000	693,081
6.500%, 1/15/17	600,000	713,758
5.700%, 7/1/19	200,000	229,510
6.500%, 11/15/35	500,000	558,932
6.450%, 3/15/37	500,000	555,437
6.950%, 8/15/37	600,000	703,554
6.550%, 7/1/39	200,000	226,406
COX Communications, Inc.
7.125%, 10/1/12	300,000	332,128
5.450%, 12/15/14	200,000	226,244
CSC Holdings LLC
8.500%, 4/15/14	890,000	980,112
DIRECTV Holdings LLC
3.550%, 3/15/15	190,000	197,228
5.200%, 3/15/20	200,000	216,477
6.350%, 3/15/40	60,000	64,917
DIRECTV Holdings LLC/DIRECTV
Financing Co., Inc.
4.750%, 10/1/14	1,370,000	1,496,298
7.625%, 5/15/16	471,000	525,165
Grupo Televisa S.A.
6.625%, 3/18/25	500,000	562,614
Interpublic Group of Cos., Inc.
6.250%, 11/15/14	989,000	1,050,812
News America Holdings, Inc.
9.250%, 2/1/13	1,080,000	1,261,124
News America, Inc.
5.300%, 12/15/14	100,000	112,859
6.900%, 3/1/19	500,000	611,523
6.550%, 3/15/33	695,000	775,720
6.400%, 12/15/35	1,000,000	1,108,971
6.650%, 11/15/37	300,000	345,087
Omnicom Group, Inc.
6.250%, 7/15/19	250,000	293,907
4.450%, 8/15/20	55,000	56,545
Reed Elsevier Capital, Inc.
8.625%, 1/15/19	420,000	552,570
Thomson Reuters Corp.
6.500%, 7/15/18	300,000	364,284
4.700%, 10/15/19	100,000	110,384
Time Warner Cable, Inc.
5.400%, 7/2/12	200,000	214,273
6.200%, 7/1/13	300,000	337,965
7.500%, 4/1/14	1,320,000	1,555,805
3.500%, 2/1/15	250,000	262,407
5.850%, 5/1/17	500,000	570,107
8.250%, 4/1/19	500,000	645,539
5.000%, 2/1/20	1,330,000	1,424,338
6.550%, 5/1/37	300,000	338,334
7.300%, 7/1/38	500,000	614,171
6.750%, 6/15/39	250,000	288,490

See Notes to Portfolio of Investments.

EQ ADVISORS TRUST

EQ/QUALITY BOND PLUS PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

September 30, 2010 (Unaudited)

	Principal Amount	Value (Note 1)
Time Warner Entertainment Co. LP
8.375%, 3/15/23	$1,250,000	$1,648,736
Time Warner, Inc.
5.875%, 11/15/16	300,000	349,333
7.625%, 4/15/31	2,155,000	2,671,855
7.700%, 5/1/32	750,000	937,215
6.500%, 11/15/36	1,000,000	1,121,452
Turner Broadcasting System, Inc.
8.375%, 7/1/13	1,160,000	1,348,038
Univision Communications, Inc.
12.000%, 7/1/14§	197,000	215,469
Viacom, Inc.
4.375%, 9/15/14	250,000	271,350
5.625%, 9/15/19	2,440,000	2,781,493
6.875%, 4/30/36	300,000	352,195
Walt Disney Co.
4.500%, 12/15/13	500,000	554,083
6.000%, 7/17/17	500,000	609,916
WPP Finance UK Corp.
5.875%, 6/15/14	2,445,000	2,709,107
8.000%, 9/15/14	1,907,000	2,274,288

		46,090,029

Multiline Retail (0.2%)
JC Penney Co., Inc.
5.650%, 6/1/20	2,135,000	2,175,031
Kohl’s Corp.
6.250%, 12/15/17	300,000	358,559
Nordstrom, Inc.
6.750%, 6/1/14	60,000	70,347
6.250%, 1/15/18	400,000	467,023
4.750%, 5/1/20	70,000	74,886
Target Corp.
5.125%, 1/15/13	600,000	655,147
6.000%, 1/15/18	300,000	361,887
6.500%, 10/15/37	200,000	244,858
7.000%, 1/15/38	600,000	773,689

		5,181,427

Specialty Retail (0.1%)
AutoZone, Inc.
5.750%, 1/15/15	250,000	283,519
Home Depot, Inc.
5.400%, 3/1/16	800,000	910,868
5.875%, 12/16/36	250,000	266,522
Lowe’s Cos., Inc.
5.600%, 9/15/12	300,000	326,877
4.625%, 4/15/20	200,000	223,324
5.500%, 10/15/35	300,000	321,708
6.650%, 9/15/37	150,000	186,411
5.800%, 4/15/40	85,000	95,577
Staples, Inc.
9.750%, 1/15/14	500,000	619,123
TJX Cos., Inc.
6.950%, 4/15/19	145,000	184,430

		3,418,359

Total Consumer Discretionary		74,274,785

Consumer Staples (1.4%)
Beverages (0.3%)
Anheuser-Busch Cos., Inc.
4.950%, 1/15/14	300,000	326,762
Anheuser-Busch InBev Worldwide, Inc.
3.000%, 10/15/12	400,000	415,314
4.125%, 1/15/15	325,000	349,849
5.375%, 1/15/20	900,000	1,015,912
6.375%, 1/15/40	$300,000	$362,510
Bottling Group LLC
6.950%, 3/15/14	500,000	592,768
5.125%, 1/15/19	500,000	573,794
Coca-Cola Co.
5.350%, 11/15/17	400,000	470,888
4.875%, 3/15/19	250,000	287,146
Coca-Cola Enterprises, Inc.
8.500%, 2/1/12	300,000	328,250
7.375%, 3/3/14	500,000	601,039
8.500%, 2/1/22	500,000	712,272
Diageo Capital plc
7.375%, 1/15/14	500,000	592,343
5.750%, 10/23/17	300,000	354,061
Diageo Finance B.V.
5.500%, 4/1/13	600,000	662,123
3.250%, 1/15/15	100,000	105,754
Dr. Pepper Snapple Group, Inc.
6.820%, 5/1/18	500,000	618,622
PepsiCo, Inc.
3.100%, 1/15/15	250,000	266,403
5.000%, 6/1/18	300,000	345,517
7.900%, 11/1/18	600,000	799,365
4.500%, 1/15/20	250,000	278,751
5.500%, 1/15/40	100,000	114,516

		10,173,959

Food & Staples Retailing (0.4%)
Costco Wholesale Corp.
5.500%, 3/15/17	300,000	356,357
CVS Caremark Corp.
3.250%, 5/18/15	150,000	156,678
6.125%, 8/15/16	500,000	590,228
5.750%, 6/1/17	300,000	344,276
6.600%, 3/15/19	1,370,000	1,662,505
4.750%, 5/18/20	150,000	163,151
6.250%, 6/1/27	200,000	228,018
Delhaize America, Inc.
9.000%, 4/15/31	100,000	141,327
Delhaize Group S.A.
5.875%, 2/1/14	605,000	682,844
Kroger Co.
5.000%, 4/15/13	300,000	326,816
7.500%, 1/15/14	500,000	590,870
3.900%, 10/1/15	200,000	217,058
6.150%, 1/15/20	500,000	594,129
Safeway, Inc.
6.350%, 8/15/17	300,000	354,520
5.000%, 8/15/19	500,000	549,202
Sysco Corp.
5.250%, 2/12/18	200,000	230,025
6.625%, 3/17/39	200,000	256,683
Walgreen Co.
4.875%, 8/1/13	300,000	332,819
Wal-Mart Stores, Inc.
4.550%, 5/1/13	600,000	656,570
5.800%, 2/15/18	500,000	601,495
7.550%, 2/15/30	500,000	676,698
6.500%, 8/15/37	1,050,000	1,310,374
6.200%, 4/15/38	150,000	180,847

		11,203,490

Food Products (0.4%)
Archer-Daniels-Midland Co.
5.375%, 9/15/35	500,000	543,835

See Notes to Portfolio of Investments.

EQ ADVISORS TRUST

EQ/QUALITY BOND PLUS PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

September 30, 2010 (Unaudited)

	Principal Amount	Value (Note 1)
Bunge Ltd. Finance Corp.
5.875%, 5/15/13	$1,210,000	$1,309,642
5.100%, 7/15/15	705,000	746,360
Cadbury Schweppes U.S. Finance LLC
5.125%, 10/1/13§	1,705,000	1,865,001
Campbell Soup Co.
3.375%, 8/15/14	200,000	216,193
3.050%, 7/15/17	100,000	105,264
4.500%, 2/15/19	200,000	223,759
ConAgra Foods, Inc.
8.250%, 9/15/30	100,000	134,987
Corn Products International, Inc.
3.200%, 11/1/15	100,000	101,924
4.625%, 11/1/20	100,000	102,296
6.625%, 4/15/37	100,000	109,231
General Mills, Inc.
5.650%, 2/15/19	500,000	585,621
5.400%, 6/15/40	65,000	71,242
H.J. Heinz Co.
5.350%, 7/15/13	500,000	552,259
Kellogg Co.
4.250%, 3/6/13	300,000	321,750
4.450%, 5/30/16	750,000	841,934
Kraft Foods, Inc.
6.250%, 6/1/12	1,300,000	1,412,577
4.125%, 2/9/16	150,000	162,255
6.125%, 2/1/18	800,000	943,204
5.375%, 2/10/20	300,000	335,115
6.875%, 2/1/38	300,000	363,788
6.500%, 2/9/40	500,000	585,433
Ralcorp Holdings, Inc.
6.625%, 8/15/39	200,000	217,322
Sara Lee Corp.
6.125%, 11/1/32	100,000	106,731

		11,957,723

Household Products (0.1%)
Clorox Co.
5.000%, 3/1/13	500,000	546,057
3.550%, 11/1/15	100,000	107,342
Colgate-Palmolive Co.
3.150%, 8/5/15	60,000	64,641
Kimberly-Clark Corp.
6.125%, 8/1/17	300,000	366,281
6.625%, 8/1/37	300,000	390,260
Procter & Gamble Co.
4.850%, 12/15/15	300,000	346,153
4.700%, 2/15/19	500,000	569,015
5.550%, 3/5/37	500,000	585,796

		2,975,545

Tobacco (0.2%)
Altria Group, Inc.
9.700%, 11/10/18	1,775,000	2,402,643
9.250%, 8/6/19	1,000,000	1,340,461
9.950%, 11/10/38	350,000	504,331
Lorillard Tobacco Co.
8.125%, 6/23/19	155,000	177,423
6.875%, 5/1/20	150,000	158,658
Philip Morris International, Inc.
4.875%, 5/16/13	500,000	548,903
5.650%, 5/16/18	300,000	351,242
6.375%, 5/16/38	350,000	431,343
Reynolds American, Inc.
7.250%, 6/1/13	300,000	337,003
7.625%, 6/1/16	$755,000	$885,663

		7,137,670

Total Consumer Staples		43,448,387

Energy (2.6%)
Energy Equipment & Services (0.2%)
Baker Hughes, Inc.
6.500%, 11/15/13	1,010,000	1,169,924
Diamond Offshore Drilling, Inc.
5.875%, 5/1/19	65,000	74,276
Halliburton Co.
6.150%, 9/15/19	250,000	298,377
6.700%, 9/15/38	100,000	124,036
7.450%, 9/15/39	150,000	203,591
Rowan Cos., Inc.
7.875%, 8/1/19	130,000	155,155
Transocean, Inc.
4.950%, 11/15/15	250,000	259,967
6.000%, 3/15/18	100,000	106,360
6.500%, 11/15/20	200,000	217,817
6.800%, 3/15/38	250,000	256,353
Weatherford International Ltd.
5.150%, 3/15/13	520,000	556,771
6.000%, 3/15/18	300,000	330,902
9.625%, 3/1/19	1,825,000	2,380,747
7.000%, 3/15/38	500,000	531,120

		6,665,396

Oil, Gas & Consumable Fuels (2.4%)
Anadarko Petroleum Corp.
5.950%, 9/15/16	2,971,000	3,244,121
6.450%, 9/15/36	1,470,000	1,471,768
Apache Corp.
5.250%, 4/15/13	100,000	109,009
6.000%, 1/15/37	300,000	340,238
Buckeye Partners LP
5.500%, 8/15/19	150,000	164,064
Canadian Natural Resources Ltd.
5.700%, 5/15/17	500,000	575,315
6.250%, 3/15/38	300,000	344,889
Cenovus Energy, Inc.
4.500%, 9/15/14	500,000	550,435
5.700%, 10/15/19	300,000	351,544
6.750%, 11/15/39	400,000	482,947
Chevron Corp.
4.950%, 3/3/19	500,000	581,273
Conoco, Inc.
6.950%, 4/15/29	750,000	963,757
ConocoPhillips
6.000%, 1/15/20	500,000	615,200
5.900%, 5/15/38	100,000	116,216
6.500%, 2/1/39	625,000	782,849
Devon Financing Corp. ULC
7.875%, 9/30/31	600,000	803,548
Ecopetrol S.A.
7.625%, 7/23/19	779,000	942,590
Enbridge Energy Partners LP
5.200%, 3/15/20	30,000	32,643
Series B
7.500%, 4/15/38	500,000	625,255
EnCana Corp.
5.900%, 12/1/17	100,000	116,744
6.500%, 5/15/19	625,000	765,052
6.625%, 8/15/37	100,000	117,445
6.500%, 2/1/38	500,000	582,989

See Notes to Portfolio of Investments.

EQ ADVISORS TRUST

EQ/QUALITY BOND PLUS PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

September 30, 2010 (Unaudited)

	Principal Amount	Value (Note 1)
Energy Transfer Partners LP
6.700%, 7/1/18	$1,278,000	$1,488,464
9.700%, 3/15/19	500,000	663,326
7.500%, 7/1/38	2,752,000	3,247,288
Enterprise Products Operating LLC
9.750%, 1/31/14	500,000	612,329
6.300%, 9/15/17	500,000	576,701
5.200%, 9/1/20	200,000	216,569
EOG Resources, Inc.
6.875%, 10/1/18	100,000	125,991
5.625%, 6/1/19	125,000	147,061
Gaz Capital S.A. for Gazprom OAO
6.212%, 11/22/16(m)	4,400,000	4,686,440
Hess Corp.
8.125%, 2/15/19	923,000	1,213,578
7.875%, 10/1/29	895,000	1,158,590
5.600%, 2/15/41	200,000	208,680
Husky Energy, Inc.
5.900%, 6/15/14	105,000	116,824
7.250%, 12/15/19	65,000	79,447
KazMunaiGaz Finance Sub B.V.
7.000%, 5/5/20§	1,491,000	1,643,828
Kinder Morgan Energy Partners LP
9.000%, 2/1/19	1,000,000	1,302,099
6.850%, 2/15/20	30,000	35,766
5.300%, 9/15/20	75,000	80,826
5.800%, 3/15/35	300,000	300,768
Magellan Midstream Partners LP
6.550%, 7/15/19	125,000	149,311
4.250%, 2/1/21	100,000	101,501
Marathon Oil Corp.
5.900%, 3/15/18	252,000	290,868
7.500%, 2/15/19	1,270,000	1,626,229
6.600%, 10/1/37	100,000	118,549
Nabors Industries, Inc.
9.250%, 1/15/19	2,520,000	3,224,577
Nexen, Inc.
6.200%, 7/30/19	80,000	93,504
6.400%, 5/15/37	300,000	326,907
7.500%, 7/30/39	145,000	178,164
Noble Energy, Inc.
8.250%, 3/1/19	1,873,000	2,436,391
Noble Holding International Ltd.
4.900%, 8/1/20	183,000	196,768
NuStar Logistics LP
4.800%, 9/1/20	200,000	202,025
Occidental Petroleum Corp.
7.000%, 11/1/13	500,000	588,195
4.125%, 6/1/16	250,000	279,433
ONEOK Partners LP
8.625%, 3/1/19	500,000	648,413
Pemex Project Funding Master Trust
5.750%, 3/1/18	1,000,000	1,095,933
6.625%, 6/15/35	300,000	327,729
Petrobras International Finance Co.
6.125%, 10/6/16	500,000	559,683
5.875%, 3/1/18	300,000	333,358
7.875%, 3/15/19	300,000	374,131
5.750%, 1/20/20	4,940,000	5,468,802
Petro-Canada, Inc.
9.250%, 10/15/21	300,000	422,258
6.800%, 5/15/38	500,000	592,685
Petroleos Mexicanos
6.000%, 3/5/20§	120,000	132,600
Petronas Capital Ltd.
5.250%, 8/12/19§	$2,555,000	$2,811,601
Plains All American Pipeline LP
6.500%, 5/1/18	500,000	577,116
8.750%, 5/1/19	150,000	190,382
6.650%, 1/15/37	100,000	108,390
Shell International Finance B.V.
4.950%, 3/22/12	100,000	106,233
1.875%, 3/25/13	175,000	179,128
4.000%, 3/21/14	500,000	541,705
4.300%, 9/22/19	700,000	767,764
4.375%, 3/25/20	150,000	165,114
6.375%, 12/15/38	500,000	633,945
Spectra Energy Capital LLC
6.200%, 4/15/18	500,000	584,740
Statoil ASA
3.875%, 4/15/14	250,000	271,072
5.250%, 4/15/19	105,000	121,913
7.150%, 1/15/29	100,000	129,992
Suncor Energy, Inc.
7.150%, 2/1/32	100,000	118,611
6.500%, 6/15/38	250,000	286,960
Talisman Energy, Inc.
7.750%, 6/1/19	90,000	114,882
6.250%, 2/1/38	150,000	164,935
Tesoro Corp.
6.500%, 6/1/17	1,045,000	1,029,325
TransCanada PipeLines Ltd.
7.125%, 1/15/19	1,000,000	1,266,971
7.250%, 8/15/38	600,000	767,414
6.350%, 5/15/67(l)	1,690,000	1,580,150
Valero Energy Corp.
6.875%, 4/15/12	4,330,000	4,650,567
4.750%, 6/15/13	100,000	106,597
4.500%, 2/1/15	45,000	48,099
9.375%, 3/15/19	150,000	191,559
6.125%, 2/1/20	613,000	668,112
6.625%, 6/15/37	100,000	100,424
Williams Cos., Inc.
7.750%, 6/15/31	1,090,000	1,245,297
8.750%, 3/15/32	445,000	557,634
Williams Partners LP/Williams Partners Finance Corp.
7.250%, 2/1/17	475,000	565,797
XTO Energy, Inc.
7.500%, 4/15/12	300,000	330,528
6.500%, 12/15/18	600,000	764,042

		74,099,479

Total Energy		80,764,875

Financials (11.3%)
Capital Markets (1.7%)
Bank of New York Mellon Corp.
4.950%, 11/1/12	600,000	650,745
5.125%, 8/27/13	750,000	834,814
4.300%, 5/15/14	145,000	159,206
Bear Stearns Cos. LLC
5.350%, 2/1/12	600,000	634,174
5.700%, 11/15/14	300,000	338,262
5.550%, 1/22/17	1,705,000	1,859,415
6.400%, 10/2/17	500,000	582,384
BlackRock, Inc.
3.500%, 12/10/14	250,000	265,282
5.000%, 12/10/19	250,000	275,591

See Notes to Portfolio of Investments.

EQ ADVISORS TRUST

EQ/QUALITY BOND PLUS PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

September 30, 2010 (Unaudited)

	Principal Amount	Value (Note 1)
Charles Schwab Corp.
4.950%, 6/1/14	$50,000	$55,550
Deutsche Bank AG/London
5.000%, 10/12/10	1,190,000	1,191,081
5.375%, 10/12/12	500,000	544,107
2.375%, 1/11/13	500,000	511,480
4.875%, 5/20/13	600,000	651,760
3.450%, 3/30/15	500,000	527,282
6.000%, 9/1/17	500,000	576,375
Goldman Sachs Capital I
6.345%, 2/15/34	500,000	481,990
Goldman Sachs Group, Inc.
6.600%, 1/15/12	600,000	639,466
3.250%, 6/15/12	2,000,000	2,090,968
3.625%, 8/1/12	285,000	296,641
5.450%, 11/1/12	1,000,000	1,078,464
5.250%, 10/15/13	500,000	543,446
5.150%, 1/15/14	500,000	542,741
5.350%, 1/15/16	2,000,000	2,198,832
5.950%, 1/18/18	1,300,000	1,427,827
7.500%, 2/15/19	2,885,000	3,432,443
6.000%, 6/15/20	1,610,000	1,770,818
6.125%, 2/15/33	300,000	326,376
6.750%, 10/1/37	1,600,000	1,663,080
Jefferies Group, Inc.
8.500%, 7/15/19	500,000	580,555
6.875%, 4/15/21	967,000	1,014,280
Macquarie Group Ltd.
4.875%, 8/10/17§	2,485,000	2,520,523
Merrill Lynch & Co., Inc.
5.450%, 2/5/13	2,000,000	2,147,880
6.150%, 4/25/13	600,000	655,639
6.050%, 5/16/16	1,448,000	1,541,238
6.400%, 8/28/17	1,070,000	1,170,906
6.875%, 4/25/18	900,000	1,009,527
7.750%, 5/14/38	1,300,000	1,507,818
Morgan Stanley
3.250%, 12/1/11	2,000,000	2,065,378
5.625%, 1/9/12	725,000	763,493
1.950%, 6/20/12	1,000,000	1,024,440
5.750%, 8/31/12	500,000	536,210
5.300%, 3/1/13	600,000	646,159
4.750%, 4/1/14	1,000,000	1,044,368
6.000%, 5/13/14	200,000	219,570
5.375%, 10/15/15	500,000	536,495
5.450%, 1/9/17	600,000	632,764
5.950%, 12/28/17	600,000	644,506
6.625%, 4/1/18	2,125,000	2,355,892
7.300%, 5/13/19	200,000	230,036
5.625%, 9/23/19	1,500,000	1,561,726
5.500%, 7/24/20	1,475,000	1,519,571
7.250%, 4/1/32	500,000	582,958
Nomura Holdings, Inc.
5.000%, 3/4/15	255,000	275,416
6.700%, 3/4/20	282,000	322,255
Northern Trust Corp.
4.625%, 5/1/14	65,000	72,077
Raymond James Financial, Inc.
8.600%, 8/15/19	200,000	239,628

		53,571,908

Commercial Banks (2.7%)
ABN Amro Bank N.V.
4.310%, 3/29/49(l)	EUR 525,000	561,829
Ally Financial, Inc.
1.750%, 10/30/12	$600,000	$613,898
2.200%, 12/19/12	1,000,000	1,033,794
American Express Bank FSB
3.150%, 12/9/11	1,000,000	1,031,053
5.500%, 4/16/13	500,000	544,230
Bank of Nova Scotia
2.250%, 1/22/13	275,000	282,925
3.400%, 1/22/15	350,000	373,845
Bank of Tokyo-Mitsubishi UFJ Ltd./New York
7.400%, 6/15/11	295,000	306,751
BankAmerica Capital II
8.000%, 12/15/26	691,000	711,730
Barclays Bank plc
5.450%, 9/12/12	600,000	649,888
5.000%, 9/22/16	1,000,000	1,094,128
6.750%, 5/22/19	300,000	356,510
BB&T Corp.
3.375%, 9/25/13	300,000	314,932
3.950%, 4/29/16	150,000	158,680
4.900%, 6/30/17	1,000,000	1,058,558
Canadian Imperial Bank of Commerce
1.450%, 9/13/13	300,000	302,003
Commerzbank Capital Funding Trust I
5.012%, 3/29/49	EUR 250,000	225,788
Compass Bank
5.500%, 4/1/20	$1,769,000	1,754,779
Credit Suisse AG/New York
3.450%, 7/2/12	400,000	415,969
5.000%, 5/15/13	2,000,000	2,178,866
5.500%, 5/1/14	500,000	560,088
6.000%, 2/15/18	600,000	662,620
5.300%, 8/13/19	500,000	553,912
5.400%, 1/14/20	250,000	266,689
Fifth Third Bancorp
6.250%, 5/1/13	500,000	547,460
HSBC Bank USA/New York
4.625%, 4/1/14	600,000	642,935
HSBC Holdings plc
6.500%, 9/15/37	1,000,000	1,121,430
6.800%, 6/1/38	350,000	405,944
JPMorgan Chase Bank N.A.
6.000%, 10/1/17	600,000	681,065
KeyBank N.A.
5.800%, 7/1/14	300,000	327,089
KeyCorp
6.500%, 5/14/13	250,000	273,985
Kreditanstalt fuer Wiederaufbau
3.250%, 10/14/11	600,000	617,699
4.000%, 10/15/13	1,100,000	1,199,623
3.500%, 3/10/14	2,000,000	2,165,516
4.125%, 10/15/14	1,000,000	1,107,995
4.500%, 7/16/18	1,600,000	1,841,046
4.000%, 1/27/20	1,500,000	1,656,038
(Zero Coupon), 6/29/37	1,000,000	312,390
Landwirtschaftliche Rentenbank
3.250%, 3/15/13	927,000	980,059
4.125%, 7/15/13	600,000	651,095
5.125%, 2/1/17	1,495,000	1,754,820
M&I Marshall & Ilsley Bank
5.000%, 1/17/17	1,310,000	1,248,336
National Capital Trust II
5.486%, 12/29/49(l)§	590,000	569,429
National City Bank/Ohio
6.250%, 3/15/11	1,535,000	1,569,849

See Notes to Portfolio of Investments.

EQ ADVISORS TRUST

EQ/QUALITY BOND PLUS PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

September 30, 2010 (Unaudited)

	Principal Amount	Value (Note 1)
6.200%, 12/15/11	$755,000	$796,719
National City Corp.
4.900%, 1/15/15	750,000	827,133
PNC Funding Corp.
5.625%, 2/1/17	750,000	818,905
5.125%, 2/8/20	100,000	108,258
4.375%, 8/11/20	200,000	204,596
Regions Bank/Alabama
3.250%, 12/9/11	1,000,000	1,032,466
Regions Financial Corp.
6.375%, 5/15/12	915,000	937,782
7.750%, 11/10/14	200,000	216,644
Royal Bank of Canada
2.100%, 7/29/13	200,000	205,936
Royal Bank of Scotland Group plc
1.450%, 10/20/11§	8,096,000	8,156,032
2.625%, 5/11/12§	4,365,000	4,483,335
5.000%, 10/1/14	600,000	601,350
6.400%, 10/21/19	375,000	408,061
RSHB Capital S.A. (Russian Agricultural Bank OJSC)
7.750%, 5/29/18§	4,319,000	4,848,078
Santander U.S. Debt S.A.U.
2.991%, 10/7/13§	2,400,000	2,399,327
SouthTrust Corp.
5.800%, 6/15/14	1,195,000	1,310,518
Sovereign Bank
8.750%, 5/30/18	500,000	577,782
Standard Chartered plc
6.409%, 12/31/49(l)§	1,710,000	1,623,212
SunTrust Banks, Inc./Georgia
7.250%, 3/15/18	500,000	568,630
U.S. Bancorp
4.200%, 5/15/14	250,000	273,962
UBS AG/Connecticut
3.875%, 1/15/15	500,000	521,862
5.875%, 12/20/17	1,000,000	1,131,484
5.750%, 4/25/18	600,000	677,354
UFJ Finance Aruba AEC
6.750%, 7/15/13	755,000	850,948
Union Planters Corp.
7.750%, 3/1/11	778,000	790,602
USB Capital XIII Trust
6.625%, 12/15/39	100,000	102,275
Wachovia Bank N.A.
4.875%, 2/1/15	600,000	649,859
6.600%, 1/15/38	1,000,000	1,134,918
Wachovia Corp.
5.300%, 10/15/11	500,000	523,479
5.500%, 5/1/13	1,340,000	1,472,921
5.250%, 8/1/14	1,000,000	1,086,970
5.750%, 2/1/18	500,000	569,790
5.500%, 8/1/35	500,000	483,645
Wells Fargo & Co.
3.000%, 12/9/11	750,000	772,510
4.375%, 1/31/13	500,000	533,607
3.750%, 10/1/14	800,000	847,709
5.625%, 12/11/17	4,460,000	5,079,882
Wells Fargo Capital XIII
7.700%, 12/29/49(l)	500,000	518,750
Westpac Banking Corp.
2.250%, 11/19/12	250,000	254,827
4.875%, 11/19/19	250,000	268,013

		84,357,399

Consumer Finance (0.8%)
American Express Co.
7.250%, 5/20/14	$1,925,000	$2,257,151
6.150%, 8/28/17	800,000	921,043
7.000%, 3/19/18	500,000	602,192
8.125%, 5/20/19	2,255,000	2,912,118
American Express Credit Corp.
5.875%, 5/2/13	300,000	330,179
7.300%, 8/20/13	1,250,000	1,436,786
Capital One Financial Corp.
7.375%, 5/23/14	500,000	583,676
6.150%, 9/1/16	100,000	109,635
6.750%, 9/15/17	500,000	600,948
HSBC Finance Corp.
6.375%, 10/15/11	1,000,000	1,053,111
7.000%, 5/15/12	660,000	713,697
6.375%, 11/27/12	600,000	656,226
5.000%, 6/30/15	600,000	653,431
5.500%, 1/19/16	500,000	549,121
International Lease Finance Corp.
5.650%, 6/1/14	168,000	162,960
Nissan Motor Acceptance Corp.
4.500%, 1/30/15§	1,917,000	2,038,447
ORIX Corp.
4.710%, 4/27/15	2,672,000	2,749,531
PACCAR Financial Corp.
1.950%, 12/17/12	100,000	101,907
SLM Corp.
5.400%, 10/25/11	1,061,000	1,071,971
5.375%, 1/15/13	1,565,000	1,577,761
5.000%, 10/1/13	1,000,000	979,984
5.375%, 5/15/14	1,260,000	1,226,062
8.450%, 6/15/18	100,000	101,006
8.000%, 3/25/20	250,000	248,082
Toyota Motor Credit Corp.
1.375%, 8/12/13	250,000	251,944

		23,888,969

Diversified Financial Services (4.0%)
Allstate Life Global Funding Trusts
5.375%, 4/30/13	600,000	663,064
Ameriprise Financial, Inc.
7.300%, 6/28/19	45,000	55,775
AngloGold Ashanti Holdings plc
5.375%, 4/15/20	1,640,000	1,734,930
Bank of America Corp.
2.100%, 4/30/12	1,000,000	1,024,638
3.125%, 6/15/12	2,500,000	2,604,985
5.375%, 9/11/12	2,895,000	3,085,624
4.900%, 5/1/13	1,500,000	1,601,804
7.375%, 5/15/14	1,465,000	1,683,802
6.500%, 8/1/16	700,000	787,080
5.625%, 10/14/16	1,300,000	1,403,354
5.650%, 5/1/18	1,500,000	1,589,258
7.625%, 6/1/19	3,635,000	4,310,572
7.250%, 10/15/25	100,000	112,890
Bank of America N.A.
5.300%, 3/15/17	300,000	308,763
Boeing Capital Corp.
6.500%, 2/15/12	300,000	323,251
BP Capital Markets plc
5.250%, 11/7/13	500,000	544,566
3.625%, 5/8/14	200,000	206,892
3.875%, 3/10/15	350,000	364,149
4.750%, 3/10/19	536,000	560,482

See Notes to Portfolio of Investments.

EQ ADVISORS TRUST

EQ/QUALITY BOND PLUS PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

September 30, 2010 (Unaudited)

	Principal Amount	Value (Note 1)
4.500%, 10/1/20	$1,624,000	$1,660,727
Capital One Capital VI
8.875%, 5/15/40	136,000	142,800
Caterpillar Financial Services Corp.
1.900%, 12/17/12	65,000	66,449
2.000%, 4/5/13	100,000	102,470
4.900%, 8/15/13	300,000	330,923
6.125%, 2/17/14	500,000	574,760
7.150%, 2/15/19	750,000	966,223
Citigroup Funding, Inc.
0.355%, 5/5/11(l)	13,740,000	13,746,059
1.875%, 10/22/12	500,000	512,759
Citigroup, Inc.
2.875%, 12/9/11	1,500,000	1,543,359
2.125%, 4/30/12	2,000,000	2,050,692
5.300%, 10/17/12	1,000,000	1,065,700
5.500%, 4/11/13	4,600,000	4,935,078
6.500%, 8/19/13	990,000	1,093,821
5.000%, 9/15/14	1,050,000	1,090,572
5.500%, 10/15/14	1,200,000	1,302,083
5.850%, 8/2/16	600,000	648,588
6.125%, 11/21/17	750,000	819,262
6.125%, 5/15/18	1,025,000	1,118,287
8.500%, 5/22/19	3,600,000	4,450,828
6.125%, 8/25/36	500,000	486,992
6.875%, 3/5/38	1,000,000	1,116,926
8.125%, 7/15/39	1,060,000	1,338,975
ConocoPhillips Canada Funding Co. I
5.625%, 10/15/16	600,000	707,533
Credit Suisse USA, Inc.
6.500%, 1/15/12	300,000	320,966
5.850%, 8/16/16	1,000,000	1,160,836
Equifax, Inc.
4.450%, 12/1/14	100,000	106,696
General Electric Capital Corp.
5.000%, 11/15/11	1,000,000	1,047,417
4.375%, 11/21/11	1,980,000	2,062,227
3.000%, 12/9/11	1,500,000	1,545,560
5.875%, 2/15/12	500,000	532,922
2.200%, 6/8/12	1,000,000	1,028,038
6.000%, 6/15/12	1,000,000	1,079,225
5.250%, 10/19/12	1,300,000	1,399,645
2.625%, 12/28/12	2,000,000	2,085,308
4.800%, 5/1/13	2,490,000	2,687,646
5.900%, 5/13/14	750,000	849,453
4.375%, 9/21/15	1,000,000	1,080,950
5.625%, 5/1/18	3,565,000	3,957,064
6.750%, 3/15/32	1,200,000	1,334,087
5.875%, 1/14/38	1,000,000	1,015,620
6.875%, 1/10/39	900,000	1,033,556
Harley-Davidson Funding Corp.
5.750%, 12/15/14§	1,869,000	1,993,505
John Deere Capital Corp.
7.000%, 3/15/12	300,000	326,283
2.875%, 6/19/12	750,000	779,548
5.250%, 10/1/12	500,000	543,494
5.500%, 4/13/17	300,000	350,081
5.750%, 9/10/18	300,000	355,179
JPMorgan Chase & Co.
3.125%, 12/1/11	1,500,000	1,546,344
6.625%, 3/15/12	1,000,000	1,075,520
2.125%, 6/22/12	1,500,000	1,541,752
4.750%, 5/1/13	600,000	650,727
4.650%, 6/1/14	250,000	273,649
5.125%, 9/15/14	1,000,000	1,096,435
3.700%, 1/20/15	$1,200,000	$1,267,594
6.000%, 1/15/18	1,000,000	1,141,979
6.300%, 4/23/19	3,025,000	3,505,555
4.400%, 7/22/20	2,280,000	2,334,964
6.400%, 5/15/38	600,000	717,854
7.900%, 4/29/49(l)	705,000	755,499
LBG Capital No.1 plc
8.000%, 12/29/49(l)(m)	2,665,000	2,451,800
MUFG Capital Finance I Ltd.
6.346%, 7/29/49(l)	1,000,000	1,002,272
NASDAQ OMX Group, Inc.
4.000%, 1/15/15	250,000	258,362
5.550%, 1/15/20	100,000	106,270
National Rural Utilities Cooperative Finance Corp.
5.450%, 2/1/18	100,000	115,164
8.000%, 3/1/32	600,000	802,281
Nationwide Building Society
6.250%, 2/25/20§	2,645,000	2,911,616
Noble Group Ltd.
6.750%, 1/29/20§	2,585,000	2,784,045
Private Export Funding Corp.
4.950%, 11/15/15	100,000	115,816
4.300%, 12/15/21	100,000	109,923
Teco Finance, Inc.
4.000%, 3/15/16	660,000	687,622
5.150%, 3/15/20	775,000	847,892
Textron Financial Corp.
5.400%, 4/28/13	325,000	341,247
Transneft OJSC (TransCapitalInvest Ltd.)
8.700%, 8/7/18(m)	2,260,000	2,793,925
Unilever Capital Corp.
4.800%, 2/15/19	500,000	566,615

		125,315,773

Insurance (1.5%)
ACE INA Holdings, Inc.
5.900%, 6/15/19	50,000	58,183
Aflac, Inc.
3.450%, 8/15/15	505,000	524,033
8.500%, 5/15/19	150,000	190,866
6.450%, 8/15/40	100,000	104,119
Allied World Assurance Co. Holdings Ltd./Bermuda
7.500%, 8/1/16	1,645,000	1,859,672
Allstate Corp.
6.200%, 5/16/14	250,000	291,779
7.450%, 5/16/19	250,000	312,340
American Financial Group, Inc./Ohio
9.875%, 6/15/19	100,000	123,271
American International Group, Inc.
5.050%, 10/1/15	800,000	814,000
5.850%, 1/16/18	600,000	621,000
8.250%, 8/15/18	900,000	1,048,500
Assurant, Inc.
5.625%, 2/15/14	495,000	528,324
Berkshire Hathaway Finance Corp.
4.000%, 4/15/12	250,000	262,156
5.000%, 8/15/13	1,000,000	1,106,404
5.400%, 5/15/18	1,000,000	1,143,408
5.750%, 1/15/40	100,000	110,374
Chubb Corp.
5.750%, 5/15/18	600,000	694,366
CNA Financial Corp.
7.350%, 11/15/19	45,000	50,595
5.875%, 8/15/20	300,000	305,901

See Notes to Portfolio of Investments.

EQ ADVISORS TRUST

EQ/QUALITY BOND PLUS PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

September 30, 2010 (Unaudited)

	Principal Amount	Value (Note 1)
Genworth Financial, Inc.
6.515%, 5/22/18	$3,335,000	$3,400,713
Guardian Life Insurance Co. of America
7.375%, 9/30/39§	1,255,000	1,488,800
Hartford Financial Services Group, Inc.
4.000%, 3/30/15	525,000	537,147
5.500%, 3/30/20	2,462,000	2,503,896
Liberty Mutual Group, Inc.
5.750%, 3/15/14§	840,000	883,022
Lincoln National Corp.
8.750%, 7/1/19	760,000	977,634
6.250%, 2/15/20	50,000	55,936
Markel Corp.
7.125%, 9/30/19	1,473,000	1,666,919
Marsh & McLennan Cos., Inc.
5.375%, 7/15/14	600,000	648,016
Massachusetts Mutual Life Insurance Co.
8.875%, 6/1/39§	1,115,000	1,523,716
Metlife Capital Trust IV
7.875%, 12/15/37§	1,065,000	1,118,250
MetLife, Inc.
2.375%, 2/6/14	200,000	202,118
5.000%, 6/15/15	600,000	665,879
7.717%, 2/15/19	1,648,000	2,097,408
4.750%, 2/8/21	645,000	684,283
5.700%, 6/15/35	300,000	318,916
6.400%, 12/15/36	500,000	467,500
Nationwide Mutual Insurance Co.
9.375%, 8/15/39§	1,975,000	2,332,214
PartnerReinsurance Finance B LLC
5.500%, 6/1/20	150,000	155,946
Principal Financial Group, Inc.
7.875%, 5/15/14	1,600,000	1,895,598
Principal Life Income Funding Trusts
5.300%, 4/24/13	300,000	324,614
Prudential Financial, Inc.
2.750%, 1/14/13	100,000	102,445
5.150%, 1/15/13	2,180,000	2,326,690
5.100%, 9/20/14	300,000	327,926
3.875%, 1/14/15	135,000	141,820
6.200%, 1/15/15	310,000	349,164
6.000%, 12/1/17	276,000	311,488
7.375%, 6/15/19	765,000	931,885
5.700%, 12/14/36	200,000	203,542
8.875%, 6/15/38(l)	1,015,000	1,131,725
Reinsurance Group of America, Inc.
6.450%, 11/15/19	100,000	110,839
Swiss Reinsurance Solutions Holding Corp.
7.000%, 2/15/26	2,030,000	2,236,542
Transatlantic Holdings, Inc.
8.000%, 11/30/39	100,000	104,191
Travelers Cos., Inc.
6.750%, 6/20/36	700,000	864,672
XL Capital Ltd.
5.250%, 9/15/14	1,250,000	1,332,020
Series E
6.500%, 12/29/49(l)	1,440,000	1,188,000

		45,760,765

Real Estate Investment Trusts (REITs) (0.6%)
AvalonBay Communities, Inc.
5.700%, 3/15/17	200,000	225,045
6.100%, 3/15/20	200,000	231,611
Digital Realty Trust LP
4.500%, 7/15/15§	200,000	206,485
Entertainment Properties Trust
7.750%, 7/15/20§	$100,000	$101,125
ERP Operating LP
5.250%, 9/15/14	1,615,000	1,785,949
5.125%, 3/15/16	600,000	656,973
HCP, Inc.
5.650%, 12/15/13	1,205,000	1,295,011
6.000%, 1/30/17	1,965,000	2,097,510
Health Care REIT, Inc.
6.200%, 6/1/16	2,925,000	3,268,336
Healthcare Realty Trust, Inc.
5.125%, 4/1/14	1,802,000	1,907,588
6.500%, 1/17/17	100,000	108,319
Hospitality Properties Trust
7.875%, 8/15/14	250,000	281,238
Kimco Realty Corp.
6.875%, 10/1/19	200,000	232,867
Liberty Property LP
4.750%, 10/1/20	200,000	201,416
Mack-Cali Realty LP
7.750%, 8/15/19	200,000	238,019
ProLogis
7.625%, 8/15/14	175,000	189,125
5.625%, 11/15/15	800,000	782,650
6.250%, 3/15/17	75,000	73,665
7.375%, 10/30/19	100,000	100,918
6.875%, 3/15/20	105,000	103,227
Simon Property Group LP
4.200%, 2/1/15	90,000	96,573
5.250%, 12/1/16	300,000	335,352
5.650%, 2/1/20	250,000	278,730
4.375%, 3/1/21	2,590,000	2,625,540
6.750%, 2/1/40	100,000	117,922
Ventas Realty LP/Ventas Capital Corp.
6.750%, 4/1/17	480,000	499,189

		18,040,383

Thrifts & Mortgage Finance (0.0%)
Countrywide Financial Corp.
6.250%, 5/15/16	756,000	813,671
Western Corporate Federal Credit Union
1.750%, 11/2/12	300,000	306,772

		1,120,443

Total Financials		352,055,640

Health Care (1.5%)
Biotechnology (0.1%)
Amgen, Inc.
4.850%, 11/18/14	300,000	339,227
5.700%, 2/1/19	300,000	358,517
4.500%, 3/15/20	50,000	55,390
6.400%, 2/1/39	500,000	605,386
5.750%, 3/15/40	55,000	62,339
Genentech, Inc.
5.250%, 7/15/35	300,000	321,233

		1,742,092

Health Care Equipment & Supplies (0.1%)
Baxter FinCo B.V.
4.750%, 10/15/10	1,791,000	1,792,329
Baxter International, Inc.
1.800%, 3/15/13	40,000	40,835
4.625%, 3/15/15	300,000	335,905
4.250%, 3/15/20	100,000	109,009
6.250%, 12/1/37	100,000	121,695

See Notes to Portfolio of Investments.

EQ ADVISORS TRUST

EQ/QUALITY BOND PLUS PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

September 30, 2010 (Unaudited)

	Principal Amount	Value (Note 1)
Covidien International Finance S.A.
1.875%, 6/15/13	$200,000	$203,471
6.000%, 10/15/17	600,000	713,412
Hospira, Inc.
6.400%, 5/15/15	45,000	52,151
Mead Johnson Nutrition Co.
3.500%, 11/1/14	100,000	105,476
4.900%, 11/1/19	150,000	164,974
5.900%, 11/1/39	100,000	112,713
Stryker Corp.
3.000%, 1/15/15	100,000	105,298
4.375%, 1/15/20	100,000	109,616

		3,966,884

Health Care Providers & Services (0.7%)
Aetna, Inc.
6.000%, 6/15/16	1,080,000	1,267,133
6.750%, 12/15/37	500,000	582,384
Bausch & Lomb, Inc.
9.875%, 11/1/15	780,000	829,725
CIGNA Corp.
5.125%, 6/15/20	1,020,000	1,102,038
7.875%, 5/15/27	100,000	121,007
Coventry Health Care, Inc.
6.300%, 8/15/14	1,495,000	1,600,695
6.125%, 1/15/15	190,000	199,091
5.950%, 3/15/17	485,000	485,180
Express Scripts, Inc.
6.250%, 6/15/14	1,000,000	1,148,103
HCA, Inc.
8.500%, 4/15/19	200,000	223,000
7.875%, 2/15/20	700,000	765,625
Humana, Inc.
6.450%, 6/1/16	215,000	238,681
7.200%, 6/15/18	1,560,000	1,805,951
6.300%, 8/1/18	320,000	349,777
McKesson Corp.
6.500%, 2/15/14	500,000	573,626
Medco Health Solutions, Inc.
7.125%, 3/15/18	100,000	122,808
Quest Diagnostics, Inc.
4.750%, 1/30/20	90,000	94,346
5.750%, 1/30/40	40,000	39,884
UnitedHealth Group, Inc.
5.250%, 3/15/11	1,565,000	1,594,744
6.000%, 2/15/18	2,165,000	2,527,287
6.875%, 2/15/38	500,000	598,238
Universal Health Services, Inc.
7.125%, 6/30/16	1,820,000	1,957,599
WellPoint, Inc.
6.000%, 2/15/14	500,000	566,230
5.875%, 6/15/17	200,000	230,499
7.000%, 2/15/19	1,475,000	1,796,122
4.350%, 8/15/20	2,070,000	2,145,555
5.850%, 1/15/36	100,000	105,162
5.800%, 8/15/40	165,000	172,703

		23,243,193

Pharmaceuticals (0.6%)
Abbott Laboratories, Inc.
5.875%, 5/15/16	300,000	360,487
5.600%, 11/30/17	1,000,000	1,192,662
6.000%, 4/1/39	300,000	355,580
AstraZeneca plc
5.400%, 9/15/12	300,000	326,852
5.900%, 9/15/17	700,000	842,587
6.450%, 9/15/37	$300,000	$377,695
Bristol-Myers Squibb Co.
5.450%, 5/1/18	300,000	356,634
6.125%, 5/1/38	500,000	600,677
Eli Lilly and Co.
3.550%, 3/6/12	500,000	519,586
5.200%, 3/15/17	200,000	231,879
5.950%, 11/15/37	300,000	351,420
GlaxoSmithKline Capital, Inc.
4.850%, 5/15/13	800,000	879,897
5.650%, 5/15/18	600,000	712,807
6.375%, 5/15/38	300,000	372,920
Johnson & Johnson
5.150%, 7/15/18	300,000	352,673
5.850%, 7/15/38	400,000	485,833
Merck & Co., Inc.
1.875%, 6/30/11	500,000	505,719
4.000%, 6/30/15	200,000	221,275
6.000%, 9/15/17	300,000	364,484
6.400%, 3/1/28	300,000	369,816
6.550%, 9/15/37	200,000	258,473
5.850%, 6/30/39	350,000	421,244
Mylan, Inc.
7.625%, 7/15/17§	155,000	164,881
7.875%, 7/15/20§	910,000	974,838
Novartis Capital Corp.
1.900%, 4/24/13	60,000	61,590
Novartis Securities Investment Ltd.
5.125%, 2/10/19	800,000	918,501
Pfizer, Inc.
4.450%, 3/15/12	500,000	526,316
4.500%, 2/15/14	500,000	551,032
5.350%, 3/15/15	500,000	576,872
6.200%, 3/15/19	500,000	615,628
7.200%, 3/15/39	500,000	680,258
Teva Pharmaceutical Finance Co. LLC
6.150%, 2/1/36	500,000	600,934
Teva Pharmaceutical Finance II B.V./Teva
Pharmaceutical Finance III LLC
3.000%, 6/15/15	100,000	104,609
Teva Pharmaceutical Finance III LLC
1.500%, 6/15/12	100,000	101,236
Watson Pharmaceuticals, Inc.
5.000%, 8/15/14	210,000	228,785
6.125%, 8/15/19	170,000	197,133
Wyeth
5.500%, 3/15/13	300,000	332,103
5.500%, 2/15/16	250,000	292,488
6.000%, 2/15/36	100,000	117,649
5.950%, 4/1/37	500,000	589,887

		18,095,940

Total Health Care		47,048,109

Industrials (1.6%)
Aerospace & Defense (0.3%)
Boeing Co.
3.500%, 2/15/15	700,000	757,030
6.000%, 3/15/19	500,000	603,280
4.875%, 2/15/20	110,000	125,659
6.125%, 2/15/33	100,000	118,193
5.875%, 2/15/40	305,000	361,190
General Dynamics Corp.
4.250%, 5/15/13	300,000	326,225

See Notes to Portfolio of Investments.

EQ ADVISORS TRUST

EQ/QUALITY BOND PLUS PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

September 30, 2010 (Unaudited)

	Principal Amount	Value (Note 1)
Goodrich Corp.
4.875%, 3/1/20	$100,000	$111,615
Honeywell International, Inc.
4.250%, 3/1/13	800,000	865,454
5.000%, 2/15/19	500,000	577,847
ITT Corp.
4.900%, 5/1/14	65,000	71,540
6.125%, 5/1/19	90,000	106,122
Lockheed Martin Corp.
4.250%, 11/15/19	350,000	381,544
6.150%, 9/1/36	350,000	413,789
5.500%, 11/15/39	250,000	275,604
Northrop Grumman Corp.
3.700%, 8/1/14	150,000	160,870
5.050%, 8/1/19	85,000	96,510
Northrop Grumman Systems Corp.
7.750%, 2/15/31	350,000	480,565
Raytheon Co.
6.400%, 12/15/18	300,000	366,782
4.400%, 2/15/20	100,000	111,349
Rockwell Collins, Inc.
5.250%, 7/15/19	50,000	56,682
United Technologies Corp.
5.375%, 12/15/17	300,000	352,400
6.125%, 2/1/19	500,000	618,589
6.125%, 7/15/38	500,000	603,830

		7,942,669

Air Freight & Logistics (0.0%)
FedEx Corp.
8.000%, 1/15/19	500,000	649,150
United Parcel Service, Inc.
4.500%, 1/15/13	300,000	324,638
6.200%, 1/15/38	500,000	616,372

		1,590,160

Airlines (0.1%)
Continental Airlines, Inc.
9.000%, 7/8/16	239,895	275,879
Delta Air Lines, Inc.
7.750%, 12/17/19	295,083	323,116
Southwest Airlines Co.
5.250%, 10/1/14	1,520,000	1,644,102
5.750%, 12/15/16	665,000	725,740
UAL Pass Through Trust
Series 2007-1A
6.636%, 7/2/22	573,438	580,606

		3,549,443

Building Products (0.2%)
CRH America, Inc.
6.000%, 9/30/16	1,000,000	1,119,613
8.125%, 7/15/18	100,000	120,582
Masco Corp.
4.800%, 6/15/15	1,700,000	1,671,788
6.125%, 10/3/16	1,590,000	1,616,426
Owens Corning, Inc.
6.500%, 12/1/16	1,470,000	1,590,355

		6,118,764

Commercial Services & Supplies (0.3%)
Allied Waste North America, Inc.
Series B
7.125%, 5/15/16	340,000	364,225
Avery Dennison Corp.
5.375%, 4/15/20	100,000	110,470
Aviation Capital Group
7.125%, 10/15/20§	875,000	874,974
Browning-Ferris Industries, Inc.
7.400%, 9/15/35	$723,000	$895,850
Dartmouth College
4.750%, 6/1/19	50,000	56,665
Johns Hopkins University
5.250%, 7/1/19	225,000	262,334
Pitney Bowes, Inc.
4.750%, 1/15/16	100,000	105,974
5.750%, 9/15/17	231,000	250,655
R.R. Donnelley & Sons Co.
4.950%, 4/1/14	1,093,000	1,134,008
8.600%, 8/15/16	250,000	290,970
11.250%, 2/1/19	1,230,000	1,549,047
Republic Services, Inc.
5.500%, 9/15/19	1,687,000	1,900,393
Vanderbilt University
5.250%, 4/1/19	250,000	289,645
Waste Management, Inc.
5.000%, 3/15/14	100,000	109,999
6.100%, 3/15/18	500,000	580,841
7.000%, 7/15/28	500,000	602,883
Yale University
2.900%, 10/15/14	250,000	264,666

		9,643,599

Electrical Equipment (0.0%)
Amphenol Corp.
4.750%, 11/15/14	100,000	108,492
Emerson Electric Co.
4.125%, 4/15/15	100,000	110,203
4.875%, 10/15/19	750,000	854,125
6.125%, 4/15/39	100,000	122,442

		1,195,262

Industrial Conglomerates (0.2%)
3M Co.
4.375%, 8/15/13	100,000	110,167
6.375%, 2/15/28	100,000	124,947
Cooper U.S., Inc.
5.250%, 11/15/12	100,000	108,618
General Electric Co.
5.000%, 2/1/13	800,000	868,755
5.250%, 12/6/17	750,000	844,125
Harsco Corp.
2.700%, 10/15/15	100,000	100,449
Ingersoll-Rand Global Holding Co., Ltd.
6.875%, 8/15/18	500,000	607,135
Koninklijke Philips Electronics N.V.
6.875%, 3/11/38	300,000	378,799
Tyco Electronics Group S.A.
6.000%, 10/1/12	450,000	486,633
7.125%, 10/1/37	563,000	665,162
Tyco International Finance S.A.
6.000%, 11/15/13	300,000	340,017
4.125%, 10/15/14	150,000	163,265
3.375%, 10/15/15	100,000	105,529
8.500%, 1/15/19	300,000	397,627

		5,301,228

Machinery (0.1%)
Case New Holland, Inc.
7.875%, 12/1/17§	774,000	840,757
Caterpillar, Inc.
6.050%, 8/15/36	385,000	465,580
Danaher Corp.
5.625%, 1/15/18	500,000	594,558

See Notes to Portfolio of Investments.

EQ ADVISORS TRUST

EQ/QUALITY BOND PLUS PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

September 30, 2010 (Unaudited)

	Principal Amount	Value (Note 1)
Deere & Co.
4.375%, 10/16/19	$200,000	$220,116
5.375%, 10/16/29	100,000	111,242
Dover Corp.
6.600%, 3/15/38	100,000	128,756
Snap-On, Inc.
6.125%, 9/1/21	200,000	224,637

		2,585,646

Road & Rail (0.4%)
Asciano Finance Ltd.
3.125%, 9/23/15§	2,370,000	2,377,357
Burlington Northern Santa Fe LLC
5.750%, 3/15/18	500,000	580,119
4.700%, 10/1/19	325,000	356,958
6.150%, 5/1/37	100,000	114,544
Burlington Resources Finance Co.
7.200%, 8/15/31	100,000	126,016
Canadian National Railway Co.
5.550%, 3/1/19	500,000	592,581
6.200%, 6/1/36	350,000	428,476
Canadian Pacific Railway Co.
6.500%, 5/15/18	229,000	274,596
7.250%, 5/15/19	65,000	80,434
Con-way, Inc.
6.700%, 5/1/34	1,492,000	1,425,704
CSX Corp.
6.250%, 4/1/15	100,000	117,034
7.375%, 2/1/19	1,000,000	1,255,388
6.150%, 5/1/37	100,000	113,752
JB Hunt Transport Services, Inc.
3.375%, 9/15/15	100,000	100,384
Norfolk Southern Corp.
7.700%, 5/15/17	200,000	255,611
5.750%, 4/1/18	500,000	585,504
5.900%, 6/15/19	65,000	77,285
7.800%, 5/15/27	1,000,000	1,336,154
Ryder System, Inc.
7.200%, 9/1/15	684,000	805,234
3.600%, 3/1/16	200,000	203,072
5.850%, 11/1/16	720,000	809,256
Union Pacific Corp.
6.125%, 2/15/20	500,000	600,874
4.000%, 2/1/21	65,000	67,348
6.150%, 5/1/37	100,000	116,029

		12,799,710

Total Industrials		50,726,481

Information Technology (0.7%)
Communications Equipment (0.2%)
American Tower Corp.
4.625%, 4/1/15	75,000	79,985
5.050%, 9/1/20	2,195,000	2,248,110
Cisco Systems, Inc.
5.500%, 2/22/16	200,000	235,930
4.950%, 2/15/19	550,000	629,209
4.450%, 1/15/20	500,000	549,386
5.900%, 2/15/39	500,000	577,847
5.500%, 1/15/40	350,000	384,763
Motorola, Inc.
7.625%, 11/15/10	122,000	122,975
6.000%, 11/15/17	300,000	334,895
7.500%, 5/15/25	145,000	171,959
6.500%, 9/1/25	895,000	974,020
Nokia Oyj
5.375%, 5/15/19	$500,000	$545,838

		6,854,917

Computers & Peripherals (0.1%)
Dell, Inc.
3.375%, 6/15/12	55,000	57,265
5.625%, 4/15/14	200,000	227,521
5.875%, 6/15/19	100,000	116,039
7.100%, 4/15/28	100,000	118,350
6.500%, 4/15/38	300,000	345,109
Hewlett-Packard Co.
4.500%, 3/1/13	600,000	649,360
4.750%, 6/2/14	1,000,000	1,120,902

		2,634,546

Electronic Equipment, Instruments & Components (0.0%)
Agilent Technologies, Inc.
5.000%, 7/15/20	368,000	390,479
Arrow Electronics, Inc.
6.000%, 4/1/20	150,000	161,693
Corning, Inc.
6.625%, 5/15/19	20,000	24,213
4.250%, 8/15/20	65,000	68,148
5.750%, 8/15/40	25,000	26,519

		671,052

IT Services (0.2%)
Computer Sciences Corp.
5.500%, 3/15/13	1,010,000	1,098,362
Electronic Data Systems Corp.
7.450%, 10/15/29	100,000	133,725
International Business Machines Corp.
4.750%, 11/29/12	300,000	326,195
2.100%, 5/6/13	200,000	206,372
1.000%, 8/5/13	140,000	140,483
5.700%, 9/14/17	1,500,000	1,791,729
5.875%, 11/29/32	100,000	117,743
5.600%, 11/30/39	632,000	727,269

		4,541,878

Office Electronics (0.1%)
Xerox Capital Trust I
8.000%, 2/1/27	1,560,000	1,587,244
Xerox Corp.
7.625%, 6/15/13	295,000	298,749
8.250%, 5/15/14	150,000	179,846
4.250%, 2/15/15	250,000	268,424
6.750%, 2/1/17	1,045,000	1,225,260
6.350%, 5/15/18	300,000	348,051
5.625%, 12/15/19	200,000	223,854
6.750%, 12/15/39	100,000	118,268

		4,249,696

Semiconductors & Semiconductor Equipment (0.0%)
Analog Devices, Inc.
5.000%, 7/1/14	250,000	274,741
Maxim Integrated Products, Inc.
3.450%, 6/14/13	100,000	102,889

		377,630

Software (0.1%)
Adobe Systems, Inc.
3.250%, 2/1/15	100,000	104,642
4.750%, 2/1/20	125,000	134,547
Microsoft Corp.
2.950%, 6/1/14	190,000	201,444
4.200%, 6/1/19	175,000	194,137
5.200%, 6/1/39	150,000	164,749

See Notes to Portfolio of Investments.

EQ ADVISORS TRUST

EQ/QUALITY BOND PLUS PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

September 30, 2010 (Unaudited)

	Principal Amount	Value (Note 1)
Oracle Corp.
5.250%, 1/15/16	$500,000	$581,555
5.750%, 4/15/18	800,000	951,213
6.500%, 4/15/38	50,000	62,107
6.125%, 7/8/39	500,000	594,759

		2,989,153

Total Information Technology		22,318,872

Materials (1.7%)
Chemicals (0.5%)
Air Products and Chemicals, Inc.
4.375%, 8/21/19	200,000	212,934
Airgas, Inc.
2.850%, 10/1/13	100,000	102,100
Cabot Corp.
5.000%, 10/1/16	200,000	219,007
Dow Chemical Co.
7.600%, 5/15/14	1,411,000	1,648,109
8.550%, 5/15/19	2,786,000	3,517,854
7.375%, 11/1/29	100,000	115,364
9.400%, 5/15/39	135,000	191,090
E.I. du Pont de Nemours & Co.
5.000%, 7/15/13	300,000	334,157
3.250%, 1/15/15	250,000	267,414
5.250%, 12/15/16	100,000	117,122
6.000%, 7/15/18	1,150,000	1,385,230
4.625%, 1/15/20	100,000	111,272
Eastman Chemical Co.
5.500%, 11/15/19	537,000	595,378
Monsanto Co.
7.375%, 8/15/12	100,000	111,265
5.125%, 4/15/18	100,000	113,983
5.875%, 4/15/38	100,000	113,986
Mosaic Co.
7.625%, 12/1/16§	1,200,000	1,301,091
Potash Corp of Saskatchewan, Inc.
5.250%, 5/15/14	80,000	88,844
3.750%, 9/30/15	80,000	82,808
6.500%, 5/15/19	65,000	75,977
4.875%, 3/30/20	70,000	74,415
PPG Industries, Inc.
5.750%, 3/15/13	1,685,000	1,845,412
Praxair, Inc.
2.125%, 6/14/13	100,000	102,804
4.625%, 3/30/15	500,000	561,074
Rohm & Haas Co.
5.600%, 3/15/13	800,000	861,920
Sherwin-Williams Co.
3.125%, 12/15/14	250,000	264,920
Valspar Corp.
7.250%, 6/15/19	200,000	243,705

		14,659,235

Construction Materials (0.0%)
Holcim U.S. Finance S.a.r.l & Cie S.C.S.
6.000%, 12/30/19§	217,000	236,784
Lafarge S.A.
6.150%, 7/15/11	783,000	806,720

		1,043,504

Containers & Packaging (0.0%)
Bemis Co., Inc.
5.650%, 8/1/14	55,000	62,165
6.800%, 8/1/19	45,000	53,658
Packaging Corp. of America
5.750%, 8/1/13	$1,675,000	$1,811,241

		1,927,064

Metals & Mining (1.0%)
Alcoa, Inc.
6.000%, 7/15/13	300,000	326,361
6.750%, 7/15/18	1,860,000	2,004,379
5.870%, 2/23/22	720,000	708,231
5.900%, 2/1/27	300,000	295,649
5.950%, 2/1/37	1,475,000	1,357,585
Allegheny Technologies, Inc.
9.375%, 6/1/19	150,000	181,285
Anglo American Capital plc
9.375%, 4/8/19§	2,055,000	2,771,110
ArcelorMittal S.A.
5.375%, 6/1/13	300,000	322,113
9.000%, 2/15/15	225,000	271,526
6.125%, 6/1/18	2,920,000	3,158,027
9.850%, 6/1/19	250,000	321,326
Barrick (PD) Australian Finance Pty Ltd.
5.950%, 10/15/39	200,000	226,900
Barrick Gold Corp.
6.950%, 4/1/19	250,000	317,779
Barrick N.A. Finance LLC
7.500%, 9/15/38	300,000	396,204
BHP Billiton Finance USA Ltd.
4.800%, 4/15/13	300,000	326,186
5.500%, 4/1/14	500,000	562,621
7.250%, 3/1/16	3,028,000	3,651,305
5.400%, 3/29/17	200,000	228,176
6.500%, 4/1/19	500,000	613,664
Cliffs Natural Resources, Inc.
4.800%, 10/1/20	55,000	55,827
Freeport-McMoRan Copper & Gold, Inc.
8.375%, 4/1/17	1,000,000	1,116,250
Newmont Mining Corp.
5.125%, 10/1/19	300,000	335,600
6.250%, 10/1/39	325,000	372,583
Nucor Corp.
5.750%, 12/1/17	300,000	353,206
Rio Tinto Finance USA Ltd.
5.875%, 7/15/13	300,000	334,371
8.950%, 5/1/14	315,000	388,914
6.500%, 7/15/18	2,410,000	2,906,250
9.000%, 5/1/19	703,000	981,023
7.125%, 7/15/28	400,000	505,993
Southern Copper Corp.
5.375%, 4/16/20	55,000	58,228
6.750%, 4/16/40	55,000	60,049
Steel Capital S.A. for OAO Severstal
9.750%, 7/29/13§	945,000	1,042,335
United States Steel Corp.
5.650%, 6/1/13	2,434,000	2,537,445
Vale Overseas Ltd.
6.250%, 1/23/17	500,000	572,333
6.875%, 11/21/36	600,000	685,475
6.875%, 11/10/39	170,000	194,813

		30,541,122

Paper & Forest Products (0.2%)
International Paper Co.
5.300%, 4/1/15	590,000	641,680
7.950%, 6/15/18	1,795,000	2,176,885
7.500%, 8/15/21	949,000	1,135,301

See Notes to Portfolio of Investments.

EQ ADVISORS TRUST

EQ/QUALITY BOND PLUS PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

September 30, 2010 (Unaudited)

	Principal Amount	Value (Note 1)
Westvaco Corp.
8.200%, 1/15/30	$1,130,000	$1,235,889

		5,189,755

Total Materials		53,360,680

Telecommunication Services (1.6%)
Diversified Telecommunication Services (1.3%)
AT&T Corp.
7.300%, 11/15/11	1,000,000	1,071,003
8.000%, 11/15/31	14,000	18,728
AT&T, Inc.
4.950%, 1/15/13	300,000	325,991
4.850%, 2/15/14	500,000	553,705
5.100%, 9/15/14	300,000	336,836
5.625%, 6/15/16	600,000	696,949
5.800%, 2/15/19	850,000	1,013,235
6.500%, 9/1/37	250,000	289,238
6.300%, 1/15/38	700,000	790,628
6.400%, 5/15/38	300,000	342,870
6.550%, 2/15/39	750,000	872,230
5.350%, 9/1/40§	1,811,000	1,819,532
BellSouth Capital Funding Corp.
7.875%, 2/15/30	500,000	623,881
British Telecommunications plc
9.375%, 12/15/10	2,240,000	2,275,374
9.875%, 12/15/30	500,000	696,182
CenturyLink, Inc.
7.600%, 9/15/39	500,000	489,216
Deutsche Telekom International Finance B.V.
5.250%, 7/22/13	500,000	548,448
4.875%, 7/8/14	250,000	274,871
6.000%, 7/8/19	200,000	237,973
8.750%, 6/15/30	700,000	980,177
Embarq Corp.
7.082%, 6/1/16	3,000,000	3,334,215
7.995%, 6/1/36	100,000	106,323
France Telecom S.A.
4.375%, 7/8/14	500,000	551,231
8.500%, 3/1/31	600,000	867,822
Pacific Bell Telephone Co.
6.625%, 10/15/34	1,970,000	2,099,484
Qwest Corp.
7.875%, 9/1/11	1,540,000	1,630,475
8.875%, 3/15/12	920,000	1,009,700
7.500%, 10/1/14	1,525,000	1,723,250
8.375%, 5/1/16	165,000	195,113
Telecom Italia Capital S.A.
5.250%, 11/15/13	300,000	322,319
6.175%, 6/18/14	2,035,000	2,244,178
5.250%, 10/1/15	600,000	647,481
7.175%, 6/18/19	1,645,000	1,930,727
7.721%, 6/4/38	850,000	959,894
Telefonica Emisiones S.A.U.
2.582%, 4/26/13	200,000	203,701
4.949%, 1/15/15	130,000	142,244
3.729%, 4/27/15	185,000	193,464
6.421%, 6/20/16	500,000	586,034
5.877%, 7/15/19	195,000	223,145
5.134%, 4/27/20	265,000	288,302
7.045%, 6/20/36	300,000	359,219
Verizon Communications, Inc.
7.375%, 9/1/12	600,000	672,449
5.250%, 4/15/13	1,000,000	1,103,491
5.500%, 2/15/18	1,000,000	1,150,659
6.100%, 4/15/18	$300,000	$356,751
6.350%, 4/1/19	500,000	610,155
7.750%, 12/1/30	700,000	903,750
6.400%, 2/15/38	850,000	983,091
6.900%, 4/15/38	100,000	121,566
Windstream Corp.
7.875%, 11/1/17	710,000	740,175

		40,517,475

Wireless Telecommunication Services (0.3%)
America Movil S.A.B. de C.V.
5.625%, 11/15/17	500,000	564,108
5.000%, 3/30/20	2,289,000	2,468,771
6.375%, 3/1/35	100,000	113,752
Cellco Partnership/Verizon Wireless Capital LLC
5.550%, 2/1/14	1,000,000	1,130,855
8.500%, 11/15/18	750,000	1,021,223
New Cingular Wireless Services, Inc.
8.125%, 5/1/12	300,000	333,287
Rogers Communications, Inc.
6.800%, 8/15/18	600,000	741,196
7.500%, 8/15/38	100,000	130,982
U.S. Cellular Corp.
6.700%, 12/15/33	905,000	950,080
Vodafone Group plc
5.000%, 12/16/13	300,000	329,807
4.150%, 6/10/14	400,000	432,031
5.625%, 2/27/17	600,000	686,611
5.450%, 6/10/19	200,000	231,448
6.150%, 2/27/37	500,000	585,535

		9,719,686

Total Telecommunication Services		50,237,161

Utilities (1.9%)
Electric Utilities (1.2%)
Allegheny Energy Supply Co. LLC
5.750%, 10/15/19§	2,250,000	2,327,245
Ameren Corp.
8.875%, 5/15/14	1,400,000	1,621,810
Ameren Energy Generating Co.
6.300%, 4/1/20	100,000	98,828
American Transmission Systems, Inc.
5.250%, 1/15/22§	705,000	779,796
Appalachian Power Co.
7.000%, 4/1/38	250,000	309,543
Arizona Public Service Co.
8.750%, 3/1/19	500,000	656,902
Baltimore Gas & Electric Co.
6.125%, 7/1/13	500,000	559,834
Carolina Power & Light Co.
6.300%, 4/1/38	500,000	614,888
CenterPoint Energy Houston Electric LLC
7.000%, 3/1/14	500,000	589,917
Columbus Southern Power Co.
Series C
5.500%, 3/1/13	300,000	329,456
Commonwealth Edison Co.
4.000%, 8/1/20	160,000	167,721
6.450%, 1/15/38	200,000	239,921
Consolidated Edison Co. of New York, Inc.
Series 02-B
7.125%, 12/1/18	1,000,000	1,286,619
Series 08-B
6.300%, 8/15/37	100,000	120,134

See Notes to Portfolio of Investments.

EQ ADVISORS TRUST

EQ/QUALITY BOND PLUS PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

September 30, 2010 (Unaudited)

	Principal Amount	Value (Note 1)
Series 09-C
6.750%, 4/1/38	$100,000	$127,993
Consumers Energy Co.
6.700%, 9/15/19	500,000	626,895
Duke Energy Carolinas LLC
6.050%, 4/15/38	500,000	595,952
Series C
7.000%, 11/15/18	500,000	638,179
Duke Energy Corp.
5.650%, 6/15/13	600,000	668,231
3.350%, 4/1/15	100,000	105,517
Duke Energy Indiana, Inc.
6.450%, 4/1/39	155,000	194,826
Duke Energy Ohio, Inc.
5.700%, 9/15/12	300,000	325,479
Entergy Gulf States Louisiana LLC
5.590%, 10/1/24	90,000	102,446
Exelon Corp.
4.900%, 6/15/15	300,000	328,809
Exelon Generation Co. LLC
6.200%, 10/1/17	500,000	586,199
6.250%, 10/1/39	300,000	321,573
FirstEnergy Corp.
Series B
6.450%, 11/15/11	123,000	128,893
Series C
7.375%, 11/15/31	975,000	1,059,382
FirstEnergy Solutions Corp.
4.800%, 2/15/15	200,000	214,971
6.050%, 8/15/21	400,000	427,332
6.800%, 8/15/39	278,000	280,149
Florida Power & Light Co.
5.950%, 2/1/38	350,000	411,596
5.960%, 4/1/39	175,000	206,708
5.690%, 3/1/40	50,000	57,509
Florida Power Corp.
5.650%, 6/15/18	500,000	589,773
4.550%, 4/1/20	50,000	55,629
5.650%, 4/1/40	75,000	85,157
FPL Group Capital, Inc.
5.625%, 9/1/11	805,000	839,865
2.550%, 11/15/13	50,000	51,224
6.000%, 3/1/19	500,000	579,783
Georgia Power Co.
4.250%, 12/1/19	205,000	220,828
5.950%, 2/1/39	750,000	871,388
Indiana Michigan Power Co.
7.000%, 3/15/19	500,000	613,950
Interstate Power and Light Co.
6.250%, 7/15/39	60,000	71,497
MidAmerican Energy Co.
5.750%, 11/1/35	100,000	111,599
MidAmerican Energy Holdings Co.
3.150%, 7/15/12	225,000	232,635
5.875%, 10/1/12	600,000	651,074
6.125%, 4/1/36	300,000	343,213
5.950%, 5/15/37	100,000	112,486
6.500%, 9/15/37	300,000	360,239
Nevada Power Co.
6.500%, 8/1/18	300,000	362,999
Northern States Power Co.
1.950%, 8/15/15	100,000	101,128
5.250%, 3/1/18	300,000	346,305
5.350%, 11/1/39	40,000	44,178
NSTAR
4.500%, 11/15/19	$100,000	$110,226
NSTAR Electric Co.
5.500%, 3/15/40	50,000	56,882
Ohio Power Co.
5.375%, 10/1/21	200,000	228,139
Oncor Electric Delivery Co. LLC
6.375%, 5/1/12	100,000	108,917
7.000%, 9/1/22	500,000	628,100
Pacific Gas & Electric Co.
8.250%, 10/15/18	1,000,000	1,328,516
6.050%, 3/1/34	300,000	340,096
PacifiCorp
5.650%, 7/15/18	500,000	594,452
6.000%, 1/15/39	300,000	353,382
Portland General Electric Co.
6.100%, 4/15/19	250,000	303,379
PPL Electric Utilities Corp.
6.250%, 5/15/39	30,000	36,524
PPL Energy Supply LLC
6.500%, 5/1/18	100,000	115,716
PSEG Power LLC
2.500%, 4/15/13	75,000	77,065
5.125%, 4/15/20	80,000	87,956
Public Service Co. of Colorado
5.125%, 6/1/19	50,000	57,563
6.500%, 8/1/38	500,000	633,538
Public Service Co. of Oklahoma
5.150%, 12/1/19	75,000	82,053
Public Service Electric & Gas Co.
5.375%, 9/1/13	300,000	334,853
5.300%, 5/1/18	500,000	571,293
Puget Sound Energy, Inc.
5.757%, 10/1/39	250,000	271,205
5.795%, 3/15/40	100,000	109,107
5.764%, 7/15/40	100,000	108,678
San Diego Gas & Electric Co.
6.000%, 6/1/39	30,000	36,440
South Carolina Electric & Gas Co.
6.050%, 1/15/38	100,000	117,396
Southern California Edison Co.
5.750%, 3/15/14	600,000	689,495
5.950%, 2/1/38	100,000	118,456
6.050%, 3/15/39	500,000	601,892
5.500%, 3/15/40	100,000	113,764
Southern Co.
5.300%, 1/15/12	500,000	526,801
4.150%, 5/15/14	75,000	81,252
Southern Natural Gas Co.
5.900%, 4/1/17§	500,000	548,821
Southwestern Electric Power Co.
6.200%, 3/15/40	50,000	53,635
SPI Electricity & Gas Australia Holdings Pty Ltd.
6.150%, 11/15/13§	1,185,000	1,308,484
Tampa Electric Co.
6.100%, 5/15/18	100,000	118,211
Toledo Edison Co.
6.150%, 5/15/37	500,000	555,015
TransAlta Corp.
6.500%, 3/15/40	70,000	75,955
Union Electric Co.
6.700%, 2/1/19	550,000	668,677
8.450%, 3/15/39	200,000	294,454
Virginia Electric & Power Co.
8.875%, 11/15/38	300,000	456,548

See Notes to Portfolio of Investments.

EQ ADVISORS TRUST

EQ/QUALITY BOND PLUS PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

September 30, 2010 (Unaudited)

	Principal Amount	Value (Note 1)
Series A
4.750%, 3/1/13	$300,000	$324,520
6.000%, 5/15/37	100,000	118,121
Series B
5.000%, 6/30/19	200,000	227,777
Wisconsin Electric Power Co.
4.250%, 12/15/19	100,000	109,412
Wisconsin Power & Light Co.
5.000%, 7/15/19	100,000	114,358

		37,553,327

Gas Utilities (0.1%)
Boardwalk Pipelines LP
5.750%, 9/15/19	200,000	221,810
DCP Midstream LLC
5.350%, 3/15/20§	670,000	724,819
EQT Corp.
8.125%, 6/1/19	1,410,000	1,748,121
ONEOK, Inc.
6.000%, 6/15/35	100,000	103,426
Williams Partners LP
3.800%, 2/15/15	100,000	105,223
5.250%, 3/15/20	1,168,000	1,269,704
6.300%, 4/15/40	140,000	154,331

		4,327,434

Independent Power Producers & Energy Traders (0.2%)
AES Corp.
7.750%, 3/1/14	555,000	593,850
7.750%, 10/15/15	355,000	379,850
NRG Energy, Inc.
7.250%, 2/1/14	1,425,000	1,462,406
RRI Energy, Inc.
7.625%, 6/15/14	515,000	509,850
Tennessee Valley Authority
5.500%, 7/18/17	600,000	723,029
6.150%, 1/15/38	1,500,000	1,952,582
5.250%, 9/15/39	425,000	493,269

		6,114,836

Multi-Utilities (0.4%)
Alliant Energy Corp.
4.000%, 10/15/14	100,000	105,097
Avista Corp.
5.125%, 4/1/22	115,000	127,192
CenterPoint Energy Resources Corp.
7.875%, 4/1/13	300,000	345,450
6.000%, 5/15/18	500,000	575,047
CMS Energy Corp.
8.750%, 6/15/19	915,000	1,092,528
Dominion Resources, Inc.
5.000%, 12/1/14	300,000	336,256
8.875%, 1/15/19	500,000	680,134
5.200%, 8/15/19	210,000	240,136
5.950%, 6/15/35	100,000	113,565
DTE Energy Co.
7.625%, 5/15/14	75,000	89,171
6.350%, 6/1/16	300,000	350,937
National Grid plc
6.300%, 8/1/16	500,000	590,241
NiSource Finance Corp.
7.875%, 11/15/10	660,000	664,565
10.750%, 3/15/16	1,000,000	1,320,882
6.800%, 1/15/19	1,385,000	1,642,816
5.450%, 9/15/20	100,000	108,384
6.125%, 3/1/22	100,000	113,222
Sempra Energy
6.000%, 2/1/13	$300,000	$329,690
6.500%, 6/1/16	590,000	705,912
Veolia Environnement
6.000%, 6/1/18	885,000	1,022,905
Wisconsin Energy Corp.
6.250%, 5/15/67(l)	765,000	730,575

		11,284,705

Total Utilities		59,280,302

Total Corporate Bonds		833,515,292

Government Securities (66.0%)
Agency ABS (2.4%)
Federal Farm Credit Bank
1.110%, 6/14/12	$200,000	200,966
0.287%, 9/20/12(l)	15,100,000	15,094,745
0.790%, 9/27/12	100,000	100,054
0.267%, 11/13/12(l)	13,200,000	13,187,579
1.400%, 10/28/13	100,000	100,076
2.620%, 6/15/15	100,000	101,422
Federal Home Loan Bank
1.125%, 5/18/12	500,000	505,239
0.875%, 7/20/12	200,000	200,049
1.750%, 8/22/12	2,000,000	2,045,602
4.500%, 11/15/12	2,000,000	2,164,420
0.850%, 12/21/12	100,000	100,016
1.625%, 3/20/13	500,000	511,409
1.000%, 5/24/13	100,000	100,005
1.875%, 6/21/13	500,000	515,212
1.125%, 8/16/13	200,000	200,013
Federal Home Loan Mortgage Corp.
0.900%, 12/23/11	100,000	100,119
1.125%, 4/25/12	200,000	202,093
1.000%, 7/26/12	200,000	200,303
1.375%, 1/9/13	2,000,000	2,033,354
1.125%, 1/14/13	500,000	501,472
1.300%, 7/26/13	600,000	601,181
1.500%, 7/26/13	400,000	400,978
1.150%, 8/23/13	100,000	100,137
2.125%, 10/7/13	125,000	125,762
1.500%, 10/28/13	100,000	100,293
1.400%, 11/18/13	200,000	201,231
1.625%, 1/21/14	100,000	100,858
1.450%, 2/24/14	200,000	200,672
1.350%, 3/28/14	200,000	200,544
2.875%, 2/9/15	750,000	798,449
2.750%, 7/7/15	100,000	100,461
2.375%, 7/28/15	500,000	502,936
2.250%, 8/12/15	100,000	101,253
2.250%, 8/18/15	100,000	100,204
2.000%, 8/25/15	100,000	100,375
2.125%, 8/25/15	200,000	200,940
Federal National Mortgage Association
1.000%, 4/4/12	650,000	655,344
1.250%, 6/22/12	500,000	506,432
1.000%, 7/27/12	100,000	100,034
0.800%, 8/16/12	200,000	200,170
0.850%, 8/17/12	100,000	100,122
0.287%, 9/17/12(l)	18,950,000	18,943,671
1.000%, 11/19/12	100,000	100,069
1.750%, 2/22/13	2,000,000	2,050,896
1.100%, 4/29/13	200,000	200,567
1.375%, 7/19/13	500,000	502,540

See Notes to Portfolio of Investments.

EQ ADVISORS TRUST

EQ/QUALITY BOND PLUS PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

September 30, 2010 (Unaudited)

	Principal Amount	Value (Note 1)
1.250%, 7/29/13	$400,000	$401,504
1.300%, 8/9/13	100,000	100,226
1.250%, 8/16/13	300,000	300,667
1.350%, 8/16/13	100,000	100,243
1.250%, 8/23/13	400,000	400,652
1.200%, 9/27/13	300,000	300,783
1.125%, 9/30/13	3,000,000	3,022,563
1.125%, 10/8/13	200,000	200,099
1.000%, 10/15/13	200,000	199,482
1.500%, 2/4/14	100,000	100,352
1.350%, 2/24/14	200,000	200,451
1.550%, 8/12/14	200,000	200,271
1.750%, 8/18/14	100,000	100,967
3.125%, 1/21/15	100,000	100,721
2.000%, 2/5/15	100,000	100,135
2.150%, 8/4/15	100,000	100,481
2.000%, 8/5/15	200,000	202,195
2.125%, 8/5/15	100,000	101,190
2.150%, 8/12/15	200,000	200,307
2.000%, 8/24/15	200,000	201,469
2.000%, 9/30/15	500,000	499,699
1.875%, 10/15/15	200,000	199,881
2.600%, 1/27/16	100,000	100,132
2.000%, 3/28/16	100,000	100,224
2.250%, 3/28/16	100,000	100,314
2.350%, 9/23/16	100,000	100,663
4.000%, 1/20/17	750,000	757,663
4.000%, 9/30/25	100,000	99,961

		74,053,562

Agency CMO (0.4%)
Federal Home Loan Mortgage Corp.
3.531%, 6/25/20	3,313,345	3,404,980
Federal National Mortgage Association
0.556%, 10/25/35(l)	2,775,339	2,768,730
0.676%, 6/25/36(l)	2,732,146	2,729,638
0.766%, 6/25/36(l)	2,315,216	2,314,032

		11,217,380

Foreign Governments (1.7%)
Canadian Government Bond
2.375%, 9/10/14	700,000	733,466
Croatia Government International Bond
6.750%, 11/5/19§	2,610,000	2,851,425
Export-Import Bank of Korea
8.125%, 1/21/14	1,500,000	1,760,625
5.875%, 1/14/15	100,000	111,760
4.125%, 9/9/15	250,000	262,591
Federative Republic of Brazil
10.250%, 6/17/13	1,000,000	1,247,500
8.000%, 1/15/18	1,041,667	1,245,312
8.875%, 10/14/19	800,000	1,126,000
8.875%, 4/15/24	600,000	880,500
10.125%, 5/15/27	1,100,000	1,771,000
8.250%, 1/20/34	3,090,000	4,495,950
11.000%, 8/17/40	500,000	692,500
5.625%, 1/7/41	300,000	329,250
Oesterreichische Kontrollbank AG
4.750%, 10/16/12	800,000	862,946
5.000%, 4/25/17	500,000	578,809
Province of British Columbia
2.850%, 6/15/15	150,000	159,516
Province of Manitoba
5.000%, 2/15/12	600,000	636,118
Province of Nova Scotia
5.125%, 1/26/17	300,000	349,338
Province of Ontario
2.625%, 1/20/12	$1,500,000	$1,537,958
4.950%, 6/1/12	500,000	534,963
4.100%, 6/16/14	1,000,000	1,098,532
4.950%, 11/28/16	600,000	695,229
4.000%, 10/7/19	400,000	431,788
Province of Quebec
4.875%, 5/5/14	600,000	676,250
4.625%, 5/14/18	600,000	683,457
7.125%, 2/9/24	500,000	690,789
7.500%, 9/15/29	500,000	728,499
Republic of Chile
5.500%, 1/15/13	500,000	545,735
Republic of Italy
4.375%, 6/15/13	1,000,000	1,060,132
5.250%, 9/20/16	1,300,000	1,431,876
6.875%, 9/27/23	1,000,000	1,213,110
Republic of Korea
5.750%, 4/16/14	500,000	560,571
7.125%, 4/16/19	500,000	637,034
Republic of Panama
5.200%, 1/30/20	350,000	387,625
7.125%, 1/29/26	200,000	254,000
8.875%, 9/30/27	200,000	290,500
9.375%, 4/1/29	150,000	227,250
6.700%, 1/26/36	300,000	368,250
Republic of Peru
8.375%, 5/3/16	750,000	948,750
7.125%, 3/30/19	3,910,000	4,897,275
6.550%, 3/14/37	300,000	363,750
Republic of Poland
3.875%, 7/16/15	2,083,000	2,166,649
5.000%, 10/19/15	1,000,000	1,092,629
6.375%, 7/15/19	480,000	567,419
Republic of South Africa
6.875%, 5/27/19	300,000	366,750
5.875%, 5/30/22	700,000	808,500
Russian Federation
7.500%, 3/31/30(e)(m)	1,996,400	2,384,101
State of Israel
5.125%, 3/1/14	100,000	110,770
5.125%, 3/26/19	450,000	498,110
United Mexican States
6.375%, 1/16/13	300,000	334,050
5.875%, 2/17/14	750,000	847,500
5.625%, 1/15/17	1,100,000	1,258,400
5.950%, 3/19/19	1,000,000	1,173,500
8.300%, 8/15/31	700,000	999,250
6.050%, 1/11/40	1,100,000	1,259,500

		54,225,057

Municipal Bonds (0.5%)
Bay Area Toll Authority California State
6.793%, 4/1/30	100,000	106,113
6.918%, 4/1/40	100,000	108,370
6.263%, 4/1/49	300,000	334,851
7.043%, 4/1/50	200,000	220,316
Central Puget Sound Washington Regional Transportation Authority
5.491%, 11/1/39	200,000	219,078
City & County of Denver, Colorado
5.650%, 8/1/30	100,000	103,475
City of Chicago, Illinois
6.845%, 1/1/38	125,000	131,273
6.395%, 1/1/40	70,000	74,362

See Notes to Portfolio of Investments.

EQ ADVISORS TRUST

EQ/QUALITY BOND PLUS PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

September 30, 2010 (Unaudited)

	Principal Amount	Value (Note 1)
Clark County, Nevada Airport
6.881%, 7/1/42	$200,000	$208,310
Los Angeles, California Community College District
6.600%, 8/1/42	100,000	110,350
6.750%, 8/1/49	200,000	223,730
Los Angeles, California Unified School District
5.755%, 7/1/29	100,000	102,281
5.750%, 7/1/34	250,000	252,550
6.758%, 7/1/34	190,000	215,483
Massachusetts State Water Pollution Abatement
5.192%, 8/1/40	145,000	151,293
Metropolitan Government of Nashville & Davidson County Convention Center Authority
6.731%, 7/1/43	150,000	161,162
Metropolitan Transportation Authority
6.548%, 11/15/31	100,000	108,237
6.648%, 11/15/39	100,000	108,802
6.668%, 11/15/39	75,000	81,921
6.687%, 11/15/40	1,000,000	1,091,790
Metropolitan Washington Airports Authority
7.462%, 10/1/46	290,000	311,272
Municipal Electric Authority of Georgia
6.637%, 4/1/57	125,000	134,398
7.055%, 4/1/57	200,000	195,380
New Jersey Economic Development Authority Series A
7.425%, 2/15/29	450,000	525,735
New Jersey Transportation Trust Fund Authority
6.561%, 12/15/40	100,000	112,541
New York City Municipal Water Finance Authority
5.724%, 6/15/42	125,000	134,373
6.011%, 6/15/42	35,000	39,027
New York City Transitional Finance Authority
5.508%, 8/1/37	300,000	311,865
New York State Dormitory Authority
5.500%, 3/15/30	100,000	105,018
5.600%, 3/15/40	100,000	105,762
New York State Urban Development Corp.
5.770%, 3/15/39	60,000	63,584
North Texas Tollway Authority, Class B
6.718%, 1/1/49	288,000	314,433
Ohio State University
4.910%, 6/1/40	200,000	203,886
Pennsylvania State Turnpike Commission
5.511%, 12/1/45	225,000	226,152
5.561%, 12/1/49	300,000	301,614
Salt River Project Agricultural Improvement & Power District
4.839%, 1/1/41	60,000	60,401
San Diego County, California Water Authority
6.138%, 5/1/49	100,000	111,005
San Francisco City & County Public Utilities Commission
6.000%, 11/1/40	400,000	418,080
State of California
7.550%, 4/1/39	1,390,000	1,511,639
7.350%, 11/1/39	200,000	213,458
State of Georgia
4.503%, 11/1/25	100,000	108,717
State of Illinois
2.766%, 1/1/12	100,000	100,821
3.321%, 1/1/13	100,000	101,534
4.071%, 1/1/14	100,000	103,372
4.421%, 1/1/15	100,000	104,216
5.100%, 6/1/33	1,600,000	1,342,400
6.630%, 2/1/35	$500,000	$491,635
State of Massachusetts
5.456%, 12/1/39	250,000	271,272
State of New York
5.206%, 10/1/31	150,000	146,662
State of Utah
4.554%, 7/1/24	180,000	193,226
State of Washington
5.090%, 8/1/33	100,000	106,028
5.481%, 8/1/39	200,000	216,902
5.140%, 8/1/40	100,000	104,239
State Public School Building Authority of Pennsylvania
5.000%, 9/15/27	100,000	100,348
Texas State Transportation Commission
5.178%, 4/1/30	600,000	644,850
University of Texas
4.794%, 8/15/46	180,000	182,732
Virginia Commonwealth Transportation Board
5.350%, 5/15/35	400,000	431,944

		14,264,268

Supranational (1.3%)
African Development Bank
1.875%, 1/23/12	1,000,000	1,017,478
3.000%, 5/27/14	1,000,000	1,068,870
Asian Development Bank
4.250%, 10/20/14	600,000	670,272
5.500%, 6/27/16	2,375,000	2,857,313
Corp. Andina de Fomento
5.750%, 1/12/17	500,000	545,255
8.125%, 6/4/19	150,000	186,725
Eksportfinans A/S
5.500%, 5/25/16	4,910,000	5,734,355
European Investment Bank
1.750%, 9/14/12	1,000,000	1,023,261
3.250%, 5/15/13	1,000,000	1,063,232
4.250%, 7/15/13	1,600,000	1,746,790
3.000%, 4/8/14	1,000,000	1,064,927
3.125%, 6/4/14	500,000	536,108
2.875%, 1/15/15	1,000,000	1,063,727
4.875%, 1/17/17	600,000	701,052
5.125%, 5/30/17	1,300,000	1,545,787
4.875%, 2/15/36	1,225,000	1,365,903
Export Development Canada
1.750%, 9/24/12	1,000,000	1,022,600
3.500%, 5/16/13	600,000	642,335
Inter-American Development Bank
4.375%, 9/20/12	600,000	643,122
4.750%, 10/19/12	1,000,000	1,082,393
3.500%, 3/15/13	1,000,000	1,066,843
5.125%, 9/13/16	1,840,000	2,174,030
3.875%, 2/14/20	1,000,000	1,101,915
International Bank for Reconstruction & Development
2.000%, 4/2/12	2,000,000	2,047,858
5.000%, 4/1/16	600,000	700,934
9.250%, 7/15/17	865,000	1,232,937
4.750%, 2/15/35	100,000	114,834
International Finance Corp.
3.000%, 4/22/14	1,275,000	1,364,060
Japan Finance Corp.
4.250%, 6/18/13	600,000	652,905
Korea Development Bank
5.300%, 1/17/13	600,000	640,708

See Notes to Portfolio of Investments.

EQ ADVISORS TRUST

EQ/QUALITY BOND PLUS PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

September 30, 2010 (Unaudited)

	Principal Amount	Value (Note 1)
4.375%, 8/10/15	$115,000	$121,990
Nordic Investment Bank
3.625%, 6/17/13	600,000	643,877
2.625%, 10/6/14	300,000	315,359
5.000%, 2/1/17	1,540,000	1,802,279
Svensk Exportkredit AB
5.125%, 3/1/17	300,000	348,110

		39,910,144

U.S. Government Agencies (31.4%)
Federal Farm Credit Bank
1.125%, 10/3/11	200,000	201,389
1.875%, 12/7/12	300,000	307,829
2.625%, 4/17/14	1,000,000	1,054,036
Federal Home Loan Bank
4.875%, 11/18/11	2,000,000	2,100,862
2.250%, 4/13/12	2,000,000	2,054,702
1.875%, 6/20/12	500,000	511,764
1.875%, 11/19/12	1,500,000	1,503,041
1.625%, 11/21/12	650,000	664,133
5.125%, 8/14/13	1,300,000	1,461,174
4.000%, 9/6/13	1,600,000	1,745,349
2.500%, 10/15/13	1,000,000	1,000,681
5.250%, 6/18/14	4,000,000	4,609,324
5.500%, 8/13/14	1,300,000	1,514,999
4.750%, 12/16/16	500,000	581,695
4.875%, 5/17/17	1,500,000	1,757,562
5.000%, 11/17/17	2,000,000	2,369,102
5.500%, 7/15/36	300,000	366,998
Federal Home Loan Mortgage Corp.
1.125%, 12/15/11	600,000	605,360
2.125%, 3/23/12	3,000,000	3,073,671
2.000%, 4/27/12	400,000	403,372
1.750%, 6/15/12	1,000,000	1,021,515
4.125%, 12/21/12	5,000,000	5,383,045
2.500%, 4/8/13	1,000,000	1,010,594
3.750%, 6/28/13	1,000,000	1,082,587
4.500%, 1/15/14	5,000,000	5,570,640
2.500%, 4/23/14	1,000,000	1,051,184
5.000%, 7/15/14	2,000,000	2,280,320
3.000%, 12/30/14	200,000	201,372
4.750%, 11/17/15	3,000,000	3,467,697
5.500%, 7/18/16	1,000,000	1,203,182
5.000%, 4/18/17	400,000	471,381
5.125%, 11/17/17	2,500,000	2,966,530
4.250%, 12/12/18	1,000,000	1,037,602
3.750%, 3/27/19	1,725,000	1,875,686
4.500%, 12/1/19	4,939,617	5,241,975
5.000%, 12/1/21	4,201,071	4,493,340
5.500%, 8/1/22	609,021	657,028
6.000%, 9/1/22	493,301	533,132
5.500%, 1/1/23	490,812	527,354
5.500%, 2/1/23	367,257	394,601
5.000%, 5/1/23	667,257	707,423
5.000%, 7/1/23	1,263,375	1,339,424
5.000%, 11/1/23	867,273	919,479
5.500%, 12/1/23	783,127	843,809
5.000%, 1/1/24	1,243,827	1,318,699
4.000%, 2/1/24	795,847	832,313
6.000%, 2/1/24	660,806	715,400
5.000%, 3/1/24	530,877	562,833
5.000%, 4/1/24	1,337,182	1,417,674
4.000%, 7/1/24	4,920,974	5,149,175
4.500%, 7/1/24	5,741,219	6,037,923
6.000%, 10/1/24	1,265,750	1,365,972
4.500%, 2/1/25	$1,986,521	$2,087,942
4.000%, 3/1/25	3,777,989	3,946,375
6.750%, 3/15/31	600,000	839,470
6.250%, 7/15/32	300,000	402,831
2.704%, 3/1/34(l)	844,160	885,859
5.500%, 1/1/35	2,125,234	2,272,838
5.500%, 7/1/35	4,875,323	5,223,832
4.500%, 8/1/35	1,731,514	1,813,761
4.500%, 9/1/35	1,570,291	1,644,678
4.500%, 10/1/35	3,818,175	3,995,959
5.000%, 11/1/35	8,698,644	9,183,525
5.000%, 12/1/35	3,618,526	3,820,230
3.450%, 4/1/36(l)	3,858,278	4,055,421
6.000%, 6/1/36	13,832,185	14,963,073
5.000%, 10/1/36	14,973,649	15,784,092
6.500%, 11/1/36	6,985,245	7,627,015
5.500%, 12/1/36	243,268	258,947
5.570%, 12/1/36(l)	3,280,315	3,470,575
7.000%, 2/1/37	6,693,151	7,383,643
5.500%, 3/1/37	762,435	810,862
4.500%, 4/1/37	1,659,193	1,743,968
5.752%, 5/1/37(l)	3,236,807	3,457,312
6.000%, 5/1/37	505,190	543,336
5.420%, 11/1/37(l)	1,011,350	1,068,184
5.500%, 11/1/37	282,083	299,735
5.231%, 1/1/38(l)	4,294,607	4,503,478
5.500%, 4/1/38	10,455,102	11,145,302
5.500%, 5/1/38	6,155,728	6,531,324
4.500%, 6/1/38	5,594,658	5,855,159
5.500%, 7/1/38	636,839	675,696
6.000%, 7/1/38	2,013,035	2,180,762
5.500%, 8/1/38	1,086,646	1,151,929
6.000%, 8/1/38	404,157	433,285
5.500%, 9/1/38	439,396	465,794
6.000%, 9/1/38	282,708	303,083
5.500%, 10/1/38	1,688,186	1,789,610
6.000%, 10/1/38	42,339	45,390
5.000%, 11/1/38	2,084,886	2,203,708
5.500%, 11/1/38	4,932,114	5,228,426
6.000%, 11/1/38	10,074,080	10,800,123
5.500%, 1/1/39	12,024,969	12,822,563
4.500%, 2/1/39	3,366,704	3,502,424
5.000%, 3/1/39	1,828,146	1,936,906
4.000%, 5/1/39	4,638,468	4,764,938
4.500%, 6/1/39	4,623,905	4,810,306
4.000%, 7/1/39	4,918,554	5,052,661
4.500%, 7/1/39	4,643,191	4,830,369
5.000%, 7/1/39	7,479,342	7,856,523
5.000%, 9/1/39	1,443,530	1,523,995
4.500%, 10/1/39	12,165,434	12,670,253
4.500%, 2/1/40	6,334,522	6,627,037
5.000%, 7/1/40	4,965,765	5,242,568
4.500%, 9/1/40	1,497,403	1,557,767
4.000%, 10/1/40	2,000,000	2,054,531
Federal National Mortgage Association
1.000%, 11/23/11	585,000	589,323
2.000%, 1/9/12	3,000,000	3,060,816
5.000%, 2/16/12	2,600,000	2,761,460
1.875%, 4/20/12	750,000	766,376
1.750%, 8/10/12	2,000,000	2,045,072
1.875%, 10/29/12	600,000	600,564
1.750%, 12/28/12	200,000	201,518
1.500%, 7/19/13	500,000	501,020
4.625%, 10/15/13	5,200,000	5,783,632
2.750%, 2/5/14	3,000,000	3,174,333

See Notes to Portfolio of Investments.

EQ ADVISORS TRUST

EQ/QUALITY BOND PLUS PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

September 30, 2010 (Unaudited)

	Principal Amount	Value (Note 1)
3.000%, 9/16/14	$1,000,000	$1,069,129
3.000%, 10/29/14	1,500,000	1,502,994
2.625%, 11/20/14	750,000	790,721
4.375%, 10/15/15	3,000,000	3,402,504
5.000%, 2/13/17	1,000,000	1,173,928
5.000%, 5/11/17	1,600,000	1,884,243
5.500%, 6/1/22	544,691	586,139
5.500%, 9/1/22	97,698	105,285
6.000%, 9/1/22	11,307	12,237
4.500%, 4/1/23	7,268,724	7,701,157
5.000%, 5/1/23	4,652,930	4,934,469
5.500%, 5/1/23	4,170,239	4,487,569
4.500%, 6/1/23	2,910,079	3,075,022
5.000%, 6/1/23	3,355,459	3,558,490
5.500%, 9/1/23	1,160,001	1,248,270
5.500%, 10/1/23	37,949	40,861
6.000%, 12/1/23	1,064,838	1,150,441
4.000%, 2/1/24	2,813,129	2,942,906
4.000%, 6/1/24	10,998,705	11,499,232
4.500%, 7/1/24	5,100,722	5,367,513
9.000%, 8/1/26	3,619	4,159
6.500%, 12/1/28	2,449,435	2,727,431
6.250%, 5/15/29	19,700,000	25,752,766
7.125%, 1/15/30	1,100,000	1,573,382
6.625%, 11/15/30	3,000,000	4,127,250
5.500%, 4/1/33	7,275,622	7,808,789
5.500%, 7/1/33	2,614,808	2,806,424
5.000%, 11/1/33	6,653,289	7,055,866
5.500%, 11/1/33	1,364,585	1,464,796
4.662%, 3/1/34(l)	1,871,361	1,958,588
5.500%, 4/1/34	1,209,403	1,297,841
5.500%, 5/1/34	748,023	802,722
5.500%, 11/1/34	3,550,051	3,805,765
5.500%, 2/1/35	24,200,800	25,966,703
5.000%, 4/1/35	5,359,624	5,673,037
6.000%, 4/1/35	7,810,487	8,541,500
5.000%, 6/1/35	3,830,859	4,058,466
5.000%, 7/1/35	5,876,924	6,231,606
4.500%, 8/1/35	7,468,404	7,836,974
5.000%, 8/1/35	7,399,455	7,827,525
4.500%, 9/1/35	4,918,637	5,173,180
5.500%, 10/1/35	1,500,272	1,605,526
5.500%, 12/1/35	7,336,212	7,844,016
5.419%, 1/1/36(l)	3,916,714	4,183,538
5.000%, 2/1/36	14,706,645	15,548,257
6.000%, 5/1/36	21,515	23,287
5.500%, 6/1/36	23,437,577	25,015,953
5.000%, 7/1/36	1,722,048	1,822,748
5.500%, 7/1/36	35,461	37,849
6.000%, 7/1/36	38,215	41,362
6.000%, 8/1/36	41,887	45,232
6.000%, 9/1/36	4,689,547	5,064,218
6.500%, 9/1/36	12,423,122	13,627,582
5.500%, 11/1/36	36,360	38,741
6.500%, 11/1/36	512,737	560,846
5.500%, 1/1/37	2,737,662	2,913,899
6.500%, 1/1/37	333,259	364,112
5.941%, 2/1/37(l)	1,279,224	1,346,995
5.500%, 3/1/37	2,817,062	3,011,937
6.000%, 3/1/37	12,798	13,796
6.000%, 5/1/37	40,111	43,363
6.000%, 6/1/37	584,390	628,858
6.000%, 7/1/37	545,221	586,709
4.149%, 8/1/37(l)	1,128,255	1,194,540
6.000%, 8/1/37	26,886,998	28,932,932
5.369%, 9/1/37(l)	$1,298,861	$1,368,291
6.000%, 9/1/37	547,477	589,137
5.559%, 10/1/37(l)	3,019,114	3,187,410
6.000%, 10/1/37	18,234,412	19,621,529
6.500%, 10/1/37	601,279	655,816
6.000%, 11/1/37	11,071,264	11,903,339
6.500%, 11/1/37	782,305	853,586
6.500%, 12/1/37	132,520	144,540
5.000%, 2/1/38	4,738,596	5,026,059
4.500%, 3/1/38	25,906	27,028
5.500%, 3/1/38	3,162,817	3,361,976
5.500%, 5/1/38	3,590,000	3,816,058
4.500%, 6/1/38	61,849	64,528
5.500%, 6/1/38	15,340,000	16,327,514
4.964%, 7/1/38(l)	4,747,886	5,016,723
5.500%, 7/1/38	17,298,683	18,382,555
6.000%, 7/1/38	35,053	37,851
6.000%, 9/1/38	115,331	124,083
6.500%, 9/1/38	289,563	315,646
6.000%, 11/1/38	3,228,483	3,469,420
6.500%, 11/1/38	466,064	508,046
6.000%, 12/1/38	88,685	95,211
4.500%, 1/1/39	27,739	28,906
5.000%, 1/1/39	8,593,202	9,087,647
5.483%, 1/1/39(l)	664,350	709,608
5.595%, 1/1/39(l)	3,402,526	3,620,065
4.000%, 2/1/39	227,297	234,675
5.000%, 3/1/39	4,345,379	4,614,420
4.500%, 5/1/39	4,582,307	4,815,181
4.000%, 6/1/39	3,816,919	3,928,892
4.500%, 6/1/39	9,173,110	9,559,026
4.000%, 7/1/39	2,293,098	2,360,368
4.500%, 7/1/39	11,517,450	12,001,993
4.000%, 8/1/39	9,103,232	9,370,284
4.500%, 8/1/39	942,700	982,359
5.000%, 8/1/39	5,691,362	5,990,382
4.000%, 9/1/39	3,384,621	3,483,912
4.500%, 9/1/39	9,548,357	10,009,736
5.000%, 10/1/39	1,380,615	1,453,151
4.500%, 1/1/40	4,832,573	5,091,757
4.500%, 2/1/40	2,910,945	3,058,880
4.500%, 5/1/40	4,916,381	5,141,651
4.500%, 6/1/40	6,936,083	7,227,886
4.000%, 10/25/25 TBA	2,000,000	2,087,812
6.000%, 10/25/40 TBA	2,000,000	2,147,969
Government National Mortgage Association
8.500%, 10/15/17	1,506	1,680
8.500%, 11/15/17	5,622	6,269
8.000%, 7/15/26	374	429
6.500%, 9/15/36	142,367	157,476
5.500%, 4/15/37	657,599	711,234
5.500%, 5/15/37	147,585	159,068
6.500%, 5/15/37	302,893	334,094
6.500%, 9/15/37	135,640	149,612
6.500%, 10/15/37	151,175	167,266
6.000%, 1/15/38	1,022,094	1,110,568
5.500%, 2/15/38	8,900,449	9,629,173
5.500%, 4/15/38	565,799	608,765
6.000%, 4/15/38	29,754	32,315
5.500%, 6/15/38	1,474,632	1,586,613
6.500%, 6/15/38	207,928	229,996
5.500%, 7/15/38	439,804	473,201
6.000%, 7/15/38	2,999,162	3,263,357
5.500%, 8/15/38	1,015,174	1,091,947
6.000%, 8/15/38	704,192	764,598

See Notes to Portfolio of Investments.

EQ ADVISORS TRUST

EQ/QUALITY BOND PLUS PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

September 30, 2010 (Unaudited)

	Principal Amount	Value (Note 1)
6.500%, 8/15/38	$877,610	$966,469
6.000%, 9/15/38	914,534	992,984
6.500%, 9/15/38	1,141,430	1,256,509
6.000%, 10/15/38	5,439,217	5,905,799
6.500%, 10/15/38	964,332	1,061,556
6.000%, 11/15/38	1,435,275	1,558,395
5.500%, 12/15/38	5,029,793	5,411,399
6.000%, 12/15/38	2,681,742	2,911,785
6.500%, 12/15/38	1,420,495	1,565,485
5.500%, 1/15/39	2,571,082	2,765,521
6.000%, 1/15/39	492,625	534,883
5.000%, 2/15/39	8,640,687	9,204,694
4.500%, 4/15/39	223,424	235,442
4.500%, 5/15/39	5,560,583	5,884,009
4.500%, 6/15/39	8,077,428	8,511,905
5.000%, 6/15/39	956,918	1,029,547
6.000%, 6/15/39	76,084	82,610
4.500%, 7/15/39	2,998,618	3,159,911
5.500%, 7/15/39	123,190	132,507
6.000%, 8/15/39	76,425	82,981
4.000%, 9/15/39	3,932,584	4,074,218
4.500%, 9/15/39	2,847,210	3,000,359
5.000%, 9/15/39	18,984,248	20,296,689
5.500%, 10/15/39	3,411,152	3,670,186
6.000%, 10/15/39	120,857	131,225
4.500%, 12/15/39	4,879,908	5,163,743
4.500%, 1/15/40	1,920,877	2,024,199
5.000%, 1/15/40	9,690,846	10,380,940
4.500%, 2/15/40	5,921,685	6,253,177
5.000%, 2/15/40	966,629	1,029,724
4.500%, 5/15/40	4,945,142	5,240,499
4.500%, 8/15/40	2,995,841	3,161,666
5.000%, 10/15/40 TBA	3,000,000	3,194,532

		981,981,710

U.S. Treasuries (28.3%)
U.S. Treasury Bonds
11.250%, 2/15/15	1,700,000	2,439,367
9.875%, 11/15/15	1,500,000	2,136,680
9.250%, 2/15/16	5,000,000	7,039,455
7.250%, 5/15/16	3,300,000	4,327,382
7.500%, 11/15/16	1,000,000	1,338,984
8.750%, 5/15/17	2,000,000	2,871,718
9.125%, 5/15/18	1,000,000	1,508,125
9.000%, 11/15/18	2,000,000	3,032,188
8.875%, 2/15/19	2,500,000	3,778,710
8.125%, 8/15/19	3,300,000	4,827,022
3.625%, 2/15/20	19,015,000	20,855,595
8.500%, 2/15/20	4,000,000	6,037,500
8.750%, 8/15/20	4,600,000	7,108,435
7.875%, 2/15/21	2,500,000	3,704,297
8.125%, 5/15/21	1,500,000	2,264,532
8.125%, 8/15/21	1,000,000	1,515,469
8.000%, 11/15/21	4,800,000	7,239,749
7.250%, 8/15/22	1,000,000	1,449,844
7.125%, 2/15/23	3,000,000	4,326,564
6.250%, 8/15/23	1,500,000	2,031,563
7.625%, 2/15/25	2,000,000	3,070,312
6.000%, 2/15/26	3,000,000	4,050,936
6.750%, 8/15/26	1,700,000	2,472,703
6.625%, 2/15/27	1,900,000	2,741,937
6.125%, 11/15/27	2,500,000	3,451,952
5.500%, 8/15/28	1,600,000	2,075,250
5.250%, 11/15/28	2,900,000	3,663,970
5.250%, 2/15/29	2,200,000	2,780,250
6.125%, 8/15/29	$2,500,000	$3,478,515
5.375%, 2/15/31	2,000,000	2,575,000
4.500%, 2/15/36	22,050,000	25,354,060
4.750%, 2/15/37	1,300,000	1,554,110
5.000%, 5/15/37	1,200,000	1,490,063
4.375%, 2/15/38	2,500,000	2,817,187
4.500%, 5/15/38	2,500,000	2,875,390
3.500%, 2/15/39	4,000,000	3,870,000
4.250%, 5/15/39	7,000,000	7,695,625
4.500%, 8/15/39	7,000,000	8,015,000
4.375%, 11/15/39	7,300,000	8,189,688
4.625%, 2/15/40	19,520,000	22,807,910
4.375%, 5/15/40	2,000,000	2,246,260
U.S. Treasury Notes
1.000%, 10/31/11	5,000,000	5,037,305
4.625%, 10/31/11	2,000,000	2,093,204
1.750%, 11/15/11	5,000,000	5,080,080
0.750%, 11/30/11	3,000,000	3,015,117
4.500%, 11/30/11	2,000,000	2,097,032
1.125%, 12/15/11	3,500,000	3,533,768
1.000%, 12/31/11	6,000,000	6,050,628
1.125%, 1/15/12	5,000,000	5,051,560
0.875%, 1/31/12	5,000,000	5,035,940
4.750%, 1/31/12	5,000,000	5,296,680
1.375%, 2/15/12	5,000,000	5,071,680
4.875%, 2/15/12	3,300,000	3,505,478
0.875%, 2/29/12	10,000,000	10,076,200
1.375%, 3/15/12	5,000,000	5,076,955
1.000%, 3/31/12	5,000,000	5,049,400
1.375%, 4/15/12	2,000,000	2,031,954
1.000%, 4/30/12	10,000,000	10,100,800
1.375%, 5/15/12	3,000,000	3,048,633
0.750%, 5/31/12	8,000,000	8,047,840
4.750%, 5/31/12	5,000,000	5,363,670
1.875%, 6/15/12	5,000,000	5,128,320
3.000%, 7/15/12 TIPS	8,235,000	10,602,930
0.625%, 7/31/12	5,000,000	5,020,900
4.625%, 7/31/12	600,000	646,758
1.750%, 8/15/12	3,500,000	3,587,910
4.375%, 8/15/12	2,000,000	2,149,766
4.125%, 8/31/12	1,000,000	1,071,055
1.375%, 9/15/12	5,000,000	5,091,990
0.375%, 9/30/12	5,000,000	4,994,530
1.375%, 10/15/12	5,000,000	5,093,750
1.375%, 11/15/12	8,000,000	8,154,376
4.000%, 11/15/12	3,300,000	3,551,625
1.125%, 12/15/12	7,000,000	7,098,434
3.625%, 12/31/12	4,000,000	4,283,436
1.375%, 1/15/13	5,000,000	5,098,830
1.375%, 2/15/13	6,000,000	6,120,468
3.875%, 2/15/13	5,300,000	5,728,971
2.750%, 2/28/13	4,000,000	4,217,812
1.375%, 3/15/13	5,000,000	5,102,750
3.125%, 4/30/13	2,500,000	2,667,382
1.375%, 5/15/13	7,000,000	7,146,580
3.500%, 5/31/13	2,000,000	2,158,124
3.375%, 6/30/13	4,000,000	4,307,500
1.000%, 7/15/13	5,000,000	5,054,700
3.375%, 7/31/13	3,000,000	3,237,186
4.250%, 8/15/13	7,500,000	8,283,398
3.125%, 8/31/13	5,000,000	5,362,500
3.125%, 9/30/13	4,300,000	4,615,783
2.750%, 10/31/13	3,000,000	3,190,314
4.250%, 11/15/13	4,000,000	4,445,000
2.000%, 11/30/13	6,000,000	6,245,628

See Notes to Portfolio of Investments.

EQ ADVISORS TRUST

EQ/QUALITY BOND PLUS PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

September 30, 2010 (Unaudited)

	Principal Amount	Value (Note 1)
1.500%, 12/31/13	$7,000,000	$7,174,454
1.750%, 1/31/14	9,500,000	9,810,232
4.000%, 2/15/14	4,000,000	4,433,436
1.875%, 2/28/14	8,500,000	8,811,448
1.750%, 3/31/14	7,000,000	7,227,500
1.875%, 4/30/14	5,000,000	5,184,765
4.750%, 5/15/14	6,000,000	6,847,500
2.250%, 5/31/14	5,500,000	5,779,296
2.625%, 6/30/14	7,000,000	7,452,263
2.625%, 7/31/14	32,545,000	34,645,161
4.250%, 8/15/14	5,600,000	6,314,437
2.375%, 8/31/14	4,000,000	4,220,312
2.375%, 9/30/14	5,000,000	5,277,345
2.375%, 10/31/14	7,500,000	7,916,018
4.250%, 11/15/14	5,000,000	5,668,360
2.125%, 11/30/14	5,000,000	5,225,780
2.625%, 12/31/14	3,500,000	3,728,319
2.250%, 1/31/15	11,000,000	11,543,125
4.000%, 2/15/15	4,700,000	5,284,929
2.375%, 2/28/15	6,500,000	6,856,460
2.500%, 3/31/15	47,440,000	50,304,902
2.500%, 4/30/15	2,500,000	2,650,390
2.125%, 5/31/15	27,985,000	29,176,601
1.750%, 7/31/15	15,825,000	16,205,750
4.250%, 8/15/15	6,300,000	7,200,213
1.250%, 9/30/15	3,000,000	2,995,314
4.500%, 11/15/15	3,000,000	3,481,407
4.500%, 2/15/16	5,000,000	5,801,560
2.625%, 2/29/16	6,000,000	6,376,404
2.375%, 3/31/16	750,000	786,387
5.125%, 5/15/16	1,000,000	1,197,500
3.250%, 5/31/16	2,000,000	2,189,376
3.250%, 7/31/16	800,000	875,562
4.875%, 8/15/16	1,600,000	1,899,374
3.000%, 8/31/16	4,000,000	4,315,000
3.000%, 9/30/16	4,500,000	4,852,971
3.125%, 10/31/16	5,000,000	5,426,955
2.750%, 11/30/16	3,000,000	3,187,500
3.250%, 12/31/16	5,500,000	6,002,304
3.125%, 1/31/17	5,500,000	5,959,767
4.625%, 2/15/17	1,600,000	1,880,750
3.000%, 2/28/17	5,000,000	5,377,345
3.250%, 3/31/17	3,000,000	3,271,875
3.125%, 4/30/17	5,000,000	5,410,545
4.500%, 5/15/17	4,000,000	4,675,312
2.750%, 5/31/17	5,000,000	5,289,455
4.750%, 8/15/17	2,800,000	3,324,345
4.250%, 11/15/17	3,300,000	3,818,460
3.500%, 2/15/18	5,000,000	5,521,875
3.875%, 5/15/18	5,800,000	6,548,560
4.000%, 8/15/18	4,200,000	4,776,190
3.750%, 11/15/18	6,400,000	7,150,003
2.750%, 2/15/19	6,000,000	6,224,532
3.125%, 5/15/19	10,000,000	10,625,780
3.625%, 8/15/19	9,250,000	10,172,114
3.375%, 11/15/19	19,890,000	21,426,821
3.500%, 5/15/20	3,500,000	3,799,145

		885,811,411

Total Government Securities		2,061,463,532

Total Long-Term Debt Securities (98.6%) (Cost $2,871,700,044)		3,079,856,274

	Number of Shares	Value (Note 1)
PREFERRED STOCKS:
Financials (0.0%)
Diversified Financial Services (0.0%)
Citigroup Capital XII
8.500%(l)	41,000	$1,082,810

Thrifts & Mortgage Finance (0.0%)
Fannie Mae
8.250%(l)*	32,375	14,083
Freddie Mac
8.375%(l)*	24,725	10,632

		24,715

Total Preferred Stocks (0.0%) (Cost $2,452,500)		1,107,525

COMMON STOCK:
Information Technology (0.0%)
Computers & Peripherals (0.0%)
Axiohm Transaction Solutions, Inc.(b)*† (Cost $523,826)	4,056	$—

	Principal Amount	Value (Note 1)
SHORT-TERM INVESTMENTS:
Government Securities (0.3%)
Federal Home Loan Bank
0.00%, 10/1/10 (o)(p)	$8,400,000	8,400,000

Time Deposit (1.0%)
JPMorgan Chase Nassau
0.000%, 10/1/10	30,757,786	30,757,786

Total Short-Term Investments (1.3%) (Amortized Cost $39,157,786)		39,157,786

Total Investments (99.9%) (Cost/Amortized Cost $2,913,834,156)		3,120,121,585
Other Assets Less Liabilities (0.1%)		4,127,302

Net Assets (100%)		$3,124,248,887

*	Non-income producing.

†	Securities (totaling $0 or 0.0% of net assets) at fair value by management.

§	Securities exempt from registration under Rule 144A of the Securities Act of 1933. These securities may only be resold to qualified institutional buyers. At September 30, 2010, the market value of these securities amounted to $74,412,646 or 2.4% of net assets. Securities denoted with “§” but without “b” have been determined to be liquid under the guidelines established by the Board of Trustees. To the extent any securities might provide a right to demand registration, such rights have not been relied upon when determining liquidity.

(b)	Illiquid Security.

(e)	Step Bond - Coupon rate increases in increments to maturity. Rate disclosed is as of September 30, 2010. Maturity date disclosed is the ultimate maturity date.

(l)	Floating Rate Security. Rate disclosed is as of September 30, 2010.

(m)	Regulation S is an exemption for securities offerings that are made outside of the United States and do not involve direct selling efforts in the United States. Resale restrictions may apply for purposes of the Securities Act of 1933.

See Notes to Portfolio of Investments.

EQ ADVISORS TRUST

EQ/QUALITY BOND PLUS PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

September 30, 2010 (Unaudited)

(o)	Discount Note Security. Effective rate calculated as of September 30, 2010.
(p)	Yield to maturity.

Glossary:

ABS — Asset-Backed Security

CMO — Collateralized Mortgage Obligation

EUR — European Currency Unit

TBA — Security is subject to delayed delivery.

TIPS — Treasury Inflation Protected Security

At September 30, 2010, the Portfolio had outstanding foreign currency contracts to buy/sell foreign currencies as follows: (Note 1)

	Counterparty	Local Contract Sell Amount (000’s)	U.S. $ Current Buy Value	U.S. $ Current Sell Value	Unrealized Appreciation/ (Depreciation)
Foreign Currency Sell Contract
European Union Euro vs. U.S. Dollar, expiring 10/28/10	Morgan Stanley	496	$627,774	$675,462	$(47,688)

The following is a summary of the inputs used to value the Portfolio’s assets and liabilities carried at fair value as of September 30, 2010:

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. For example, money market securities are valued using amortized cost, in accordance with rules under the Investment Company Act of 1940. Generally, amortized cost approximates the current fair value of a security, but since the value is not obtained from a quoted price in an active market, such securities are reflected as Level 2.

Various inputs are used in determining the value of the Portfolio’s investments. These inputs are summarized in the three broad levels listed below:

Investment Type	Level 1 Quoted prices in active markets for identical securities	Level 2 Significant other observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)	Level 3 Significant unobservable inputs (including the Portfolio’s own assumptions in determining the fair value of investments)	Total
Assets:
Asset-Backed and Mortgage-Backed Securities
Asset-Backed Securities	$—	$21,552,831	$—	$21,552,831
Non-Agency CMO	—	163,324,619	—	163,324,619
Common Stocks
Information Technology	—	—	—	—
Corporate Bonds
Consumer Discretionary	—	74,274,785	—	74,274,785
Consumer Staples	—	43,448,387	—	43,448,387
Energy	—	80,764,875	—	80,764,875
Financials	—	352,055,640	—	352,055,640
Health Care	—	47,048,109	—	47,048,109
Industrials	—	50,726,481	—	50,726,481
Information Technology	—	22,318,872	—	22,318,872
Materials	—	53,360,680	—	53,360,680
Telecommunication Services	—	50,237,161	—	50,237,161
Utilities	—	59,280,302	—	59,280,302
Government Securities
Agency ABS	—	74,053,562	—	74,053,562
Agency CMO	—	11,217,380	—	11,217,380
Foreign Governments	—	54,225,057	—	54,225,057

See Notes to Portfolio of Investments.

EQ ADVISORS TRUST

EQ/QUALITY BOND PLUS PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

September 30, 2010 (Unaudited)

Investment Type	Level 1 Quoted prices in active markets for identical securities	Level 2 Significant other observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)	Level 3 Significant unobservable inputs (including the Portfolio’s own assumptions in determining the fair value of investments)	Total
Municipal Bonds	$—	$14,264,268	$—	$14,264,268
Supranational	—	39,910,144	—	39,910,144
U.S. Government Agencies	—	981,981,710	—	981,981,710
U.S. Treasuries	—	885,811,411	—	885,811,411
Preferred Stocks
Financials	1,107,525	—	—	1,107,525
Short-Term Investments	—	39,157,786	—	39,157,786

Total Assets	$1,107,525	$3,119,014,060	$—	$3,120,121,585

Liabilities:
Forward Currency Contracts	$—	$(47,688)	$—	$(47,688)

Total Liabilities	$—	$(47,688)	$—	$(47,688)

Total	$1,107,525	$3,118,966,372	$—	$3,120,073,897

Investment security transactions for the nine months ended September 30, 2010 were as follows:

Cost of Purchases:
Stocks and long-term corporate debt securities	$1,414,459,859
Long-term U.S. Treasury securities	520,330,176

$1,934,790,035

Net Proceeds of Sales and Redemptions:
Stocks and long-term corporate debt securities	$1,869,872,868
Long-term U.S. Treasury securities	567,752,066

$2,437,624,934

As of September 30, 2010, the gross unrealized appreciation (depreciation) of investments based on the aggregate cost of investments for Federal income tax purposes was as follows:

Aggregate gross unrealized appreciation	$215,149,127
Aggregate gross unrealized depreciation	(10,495,440)

Net unrealized appreciation	$204,653,687

Federal income tax cost of investments	$2,915,467,898

See Notes to Portfolio of Investments.

EQ ADVISORS TRUST

EQ/SMALL COMPANY INDEX PORTFOLIO

PORTFOLIO OF INVESTMENTS

September 30, 2010 (Unaudited)

	Number of Shares	Value (Note 1)
COMMON STOCKS:
Consumer Discretionary (13.8%)
Auto Components (0.9%)
American Axle & Manufacturing Holdings, Inc.*	62,775	$566,231
Cooper Tire & Rubber Co.	55,722	1,093,823
Dana Holding Corp.*	118,365	1,458,257
Dorman Products, Inc.*	10,700	329,774
Drew Industries, Inc.*	18,670	389,456
Exide Technologies, Inc.*	60,600	290,274
Fuel Systems Solutions, Inc.*	11,658	455,944
Modine Manufacturing Co.*	39,726	515,246
Standard Motor Products, Inc.	17,181	180,916
Superior Industries International, Inc.	16,146	279,003
Tenneco, Inc.*	52,397	1,517,941

		7,076,865

Automobiles (0.0%)
Winnebago Industries, Inc.*	18,846	196,375

Distributors (0.1%)
Audiovox Corp., Class A*	20,901	142,963
Core-Mark Holding Co., Inc.*	8,500	263,160

		406,123

Diversified Consumer Services (1.3%)
American Public Education, Inc.*	16,907	555,564
Bridgepoint Education, Inc.*	12,904	199,496
Capella Education Co.*	12,845	997,029
Coinstar, Inc.*	28,586	1,228,912
Corinthian Colleges, Inc.*	76,921	539,985
Grand Canyon Education, Inc.*	24,848	544,917
K12, Inc.*	21,984	638,195
Lincoln Educational Services Corp.*	13,200	190,212
Mac-Gray Corp.	14,347	174,029
Matthews International Corp., Class A	26,639	941,955
Pre-Paid Legal Services, Inc.*	5,500	343,695
Regis Corp.	53,252	1,018,711
Sotheby’s, Inc.	53,202	1,958,898
Steiner Leisure Ltd.*	13,032	496,519
Stewart Enterprises, Inc., Class A	69,487	374,535
Universal Technical Institute, Inc.	19,093	373,268

		10,575,920

Hotels, Restaurants & Leisure (2.4%)
AFC Enterprises, Inc.*	20,300	251,720
Ambassadors Group, Inc.	18,284	207,341
Ameristar Casinos, Inc.	22,251	388,280
Biglari Holdings, Inc.*	1,491	490,017
BJ’s Restaurants, Inc.*	13,634	383,934
Bob Evans Farms, Inc.	27,190	763,223
Boyd Gaming Corp.*	43,200	313,200
Buffalo Wild Wings, Inc.*	16,900	809,341
California Pizza Kitchen, Inc.*	15,972	272,482
CEC Entertainment, Inc.*	18,498	635,036
Cheesecake Factory, Inc.*	56,521	1,496,111
Churchill Downs, Inc.	6,793	242,646
Cracker Barrel Old Country Store, Inc.	20,623	1,046,824
Denny’s Corp.*	79,400	246,934
DineEquity, Inc.*	16,481	741,315
Domino’s Pizza, Inc.*	31,513	416,602
Einstein Noah Restaurant Group, Inc.*	709	7,516
Gaylord Entertainment Co.*	27,776	847,168
Interval Leisure Group, Inc.*	36,800	495,696
Isle of Capri Casinos, Inc.*	19,700	$141,052
Jack in the Box, Inc.*	43,339	929,188
Life Time Fitness, Inc.*	37,500	1,480,125
Orient-Express Hotels Ltd., Class A*	71,509	797,325
P.F. Chang’s China Bistro, Inc	22,760	1,051,512
Papa John’s International, Inc.*	17,571	463,523
Peet’s Coffee & Tea, Inc.*	12,568	430,203
Pinnacle Entertainment, Inc.*	55,600	619,940
Ruby Tuesday, Inc.*	49,828	591,458
Scientific Games Corp., Class A*	52,100	505,370
Shuffle Master, Inc.*	59,049	496,602
Sonic Corp.*	51,138	413,195
Texas Roadhouse, Inc.*	39,618	557,029
Vail Resorts, Inc.*	26,794	1,005,311

		19,537,219

Household Durables (0.7%)
American Greetings Corp., Class A	42,357	787,417
Beazer Homes USA, Inc.*	51,600	213,108
Blyth, Inc.	4,800	197,952
Ethan Allen Interiors, Inc.	21,554	376,333
Furniture Brands International, Inc.*	34,100	183,458
Helen of Troy Ltd.*	28,998	733,359
Hooker Furniture Corp.	1,960	22,795
Hovnanian Enterprises, Inc., Class A*	53,685	210,982
iRobot Corp.*	15,900	295,263
La-Z-Boy, Inc.*	49,009	413,636
Meritage Homes Corp.*	29,039	569,745
National Presto Industries, Inc.	3,572	380,311
Ryland Group, Inc.	40,456	724,971
Sealy Corp.*	63,330	154,525
Standard Pacific Corp.*	93,615	371,652

		5,635,507

Internet & Catalog Retail (0.4%)
Blue Nile, Inc.*	10,768	479,068
Drugstore.Com, Inc.*	75,200	144,384
HSN, Inc.*	36,968	1,105,343
NutriSystem, Inc.	29,067	559,249
Orbitz Worldwide, Inc.*	32,831	206,835
Overstock.com, Inc.*	12,900	202,788
PetMed Express, Inc.	18,009	315,158
Shutterfly, Inc.*	21,797	566,504

		3,579,329

Leisure Equipment & Products (0.8%)
Brunswick Corp.	82,858	1,261,099
Callaway Golf Co.	52,763	369,341
Eastman Kodak Co.*	249,591	1,048,282
JAKKS Pacific, Inc.*	21,998	388,045
Polaris Industries, Inc.	25,351	1,650,350
Pool Corp.	42,178	846,512
RC2 Corp.*	15,807	331,157
Smith & Wesson Holding Corp.*	48,135	171,361

		6,066,147

Media (1.2%)
Arbitron, Inc.	24,981	698,719
Ascent Media Corp., Class A*	13,131	350,729
Belo Corp., Class A*	76,323	473,203
Cinemark Holdings, Inc.	45,678	735,416
CKX, Inc.*	49,418	242,148
Dex One Corp.*	40,100	492,428
Entercom Communications Corp., Class A*	23,900	187,854
EW Scripps Co., Class A*	27,900	219,852
Harte-Hanks, Inc.	36,841	429,934

See Notes to Portfolio of Investments.

EQ ADVISORS TRUST

EQ/SMALL COMPANY INDEX PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

September 30, 2010 (Unaudited)

	Number of Shares	Value (Note 1)
Journal Communications, Inc., Class A*	1,360	$6,134
Knology, Inc.*	36,304	487,563
LIN TV Corp., Class A*	5,129	22,773
Lions Gate Entertainment Corp.*	54,500	400,575
Live Nation Entertainment, Inc.*	116,413	1,150,160
McClatchy Co., Class A*	52,600	206,718
National CineMedia, Inc.	38,023	680,612
Playboy Enterprises, Inc., Class B*	1,417	7,283
PRIMEDIA, Inc.	3,602	13,688
ReachLocal, Inc.*	16,100	221,858
Scholastic Corp.	22,160	616,491
Sinclair Broadcast Group, Inc., Class A*	36,300	254,826
SuperMedia, Inc.*	10,300	108,871
Valassis Communications, Inc.*	44,834	1,519,424
Value Line, Inc.	2,481	34,411
Warner Music Group Corp.*	49,200	221,400
World Wrestling Entertainment, Inc., Class A	19,862	276,280

		10,059,350

Multiline Retail (0.4%)
99 Cents Only Stores*	41,149	776,893
Dillard’s, Inc., Class A	42,333	1,000,752
Fred’s, Inc., Class A	35,015	413,177
Saks, Inc.*	110,616	951,298

		3,142,120

Specialty Retail (3.4%)
AnnTaylor Stores Corp.*	54,504	1,103,161
Asbury Automotive Group, Inc.*	30,242	425,505
Barnes & Noble, Inc.	30,900	500,889
bebe stores, Inc.	37,500	270,375
Big 5 Sporting Goods Corp.	11,938	160,208
Borders Group, Inc.*	81,131	96,546
Brown Shoe Co., Inc.	39,863	457,229
Buckle, Inc.	23,389	620,744
Cabela’s, Inc.*	35,935	682,046
Cato Corp., Class A	23,623	632,151
Charming Shoppes, Inc.*	107,653	378,939
Children’s Place Retail Stores, Inc.*	21,690	1,057,821
Christopher & Banks Corp.	29,600	234,136
Citi Trends, Inc.*	15,079	365,063
Coldwater Creek, Inc.*	47,200	248,744
Collective Brands, Inc.*	60,250	972,435
Conn’s, Inc.*	15,400	71,610
Dress Barn, Inc.*	50,712	1,204,410
DSW, Inc., Class A*	10,100	289,870
Express, Inc.*	14,300	217,503
Finish Line, Inc., Class A	40,613	564,927
Genesco, Inc.*	20,857	623,207
Group 1 Automotive, Inc.*	19,837	592,730
Gymboree Corp.*	26,615	1,105,587
hhgregg, Inc.*	11,300	279,788
Hibbett Sports, Inc.*	24,155	602,667
Jo-Ann Stores, Inc.*	23,333	1,039,485
Jos. A. Bank Clothiers, Inc.*	23,587	1,005,042
Kirkland’s, Inc.*	13,400	185,724
Lumber Liquidators Holdings, Inc.*	14,176	348,304
Men’s Wearhouse, Inc.	45,251	1,076,521
Monro Muffler Brake, Inc.	14,403	664,122
OfficeMax, Inc.*	70,987	929,220
Pacific Sunwear of California, Inc.*	52,300	273,529
Penske Automotive Group, Inc.*	35,500	468,600
PEP Boys-Manny, Moe & Jack	39,777	420,841
Pier 1 Imports, Inc.*	98,656	$807,993
Rent-A-Center, Inc.	51,803	1,159,351
Rue21, Inc.*	11,800	304,558
Sally Beauty Holdings, Inc.*	88,901	995,691
Select Comfort Corp.*	43,800	296,964
Sonic Automotive, Inc., Class A*	22,725	223,387
Stage Stores, Inc.	36,374	472,862
Systemax, Inc.	14,000	171,920
Talbots, Inc.*	56,300	737,530
Ulta Salon Cosmetics & Fragrance, Inc.*	26,325	768,690
Vitamin Shoppe, Inc.*	12,800	351,360
Wet Seal, Inc., Class A*	90,801	307,815
Zumiez, Inc.*	16,900	357,604

		27,125,404

Textiles, Apparel & Luxury Goods (2.2%)
American Apparel, Inc.*	38,853	47,789
Carter’s, Inc.*	46,172	1,215,709
Cherokee, Inc.	8,679	158,305
Columbia Sportswear Co.	9,634	563,011
Crocs, Inc.*	77,134	1,003,513
Deckers Outdoor Corp.*	35,403	1,768,734
G-III Apparel Group Ltd.*	12,100	379,698
Iconix Brand Group, Inc.*	66,531	1,164,293
Jones Apparel Group, Inc.	79,494	1,561,262
K-Swiss, Inc., Class A*	21,600	275,400
Liz Claiborne, Inc.*	88,465	537,867
Maidenform Brands, Inc.*	17,330	499,971
Oxford Industries, Inc.	11,100	263,958
Quiksilver, Inc.*	105,800	413,678
Skechers U.S.A., Inc., Class A*	31,479	739,442
Steven Madden Ltd.*	23,985	984,824
Timberland Co., Class A*	40,846	809,159
True Religion Apparel, Inc.*	23,610	503,837
Under Armour, Inc., Class A*	29,767	1,340,706
Volcom, Inc.*	25,203	481,881
Warnaco Group, Inc.*	35,197	1,799,623
Wolverine World Wide, Inc.	44,940	1,303,709

		17,816,369

Total Consumer Discretionary		111,216,728

Consumer Staples (3.0%)
Beverages (0.1%)
Boston Beer Co., Inc., Class A*	7,274	486,413
Heckmann Corp.*	74,457	290,382

		776,795

Food & Staples Retailing (0.9%)
Andersons, Inc.	14,406	545,987
Casey’s General Stores, Inc.	29,813	1,244,693
Great Atlantic & Pacific Tea Co., Inc.*	38,177	151,181
Nash Finch Co.	9,061	385,455
Pantry, Inc.*	16,735	403,481
Pricesmart, Inc.	9,952	289,902
Rite Aid Corp.*	447,000	421,521
Ruddick Corp.	36,902	1,279,761
Spartan Stores, Inc.	17,070	247,515
Susser Holdings Corp.*	15,744	220,416
United Natural Foods, Inc.*	40,788	1,351,714
Village Super Market, Inc., Class A	3,779	105,585
Weis Markets, Inc.	8,051	315,036
Winn-Dixie Stores, Inc.*	51,434	366,725

		7,328,972

Food Products (1.2%)
Alico, Inc.	7,030	163,377

See Notes to Portfolio of Investments.

EQ ADVISORS TRUST

EQ/SMALL COMPANY INDEX PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

September 30, 2010 (Unaudited)

	Number of Shares	Value (Note 1)
B&G Foods, Inc.	39,300	$429,156
Cal-Maine Foods, Inc.	11,692	338,834
Chiquita Brands International, Inc.*	41,200	545,488
Darling International, Inc.*	68,297	581,891
Diamond Foods, Inc.	18,037	739,337
Dole Food Co., Inc.*	30,236	276,659
Farmer Bros Co.	9,617	153,872
Fresh Del Monte Produce, Inc.*	37,404	811,667
Griffin Land & Nurseries, Inc.	7,162	189,363
Hain Celestial Group, Inc.*	37,980	910,760
J&J Snack Foods Corp.	11,703	490,707
Lancaster Colony Corp.	18,237	866,258
Lance, Inc.	25,540	544,002
Lifeway Foods, Inc.*	17,415	183,206
Pilgrim’s Pride Corp.*	39,000	219,180
Sanderson Farms, Inc.	17,293	748,614
Synutra International, Inc.*	14,900	172,095
Tootsie Roll Industries, Inc.	20,638	513,473
TreeHouse Foods, Inc.*	28,333	1,306,151

		10,184,090

Household Products (0.2%)
Central Garden & Pet Co., Class A*	61,133	633,338
Spectrum Brands Holdings, Inc.*	14,600	396,828
WD-40 Co.	12,027	457,266

		1,487,432

Personal Products (0.3%)
Elizabeth Arden, Inc.*	19,800	395,802
Medifast, Inc.*	15,180	411,834
Nu Skin Enterprises, Inc., Class A	46,059	1,326,499
Prestige Brands Holdings, Inc.*	27,800	274,942
Revlon, Inc., Class A*	16,600	209,492

		2,618,569

Tobacco (0.3%)
Alliance One International, Inc.*	75,924	315,084
Star Scientific, Inc.*	67,907	142,605
Universal Corp.	22,253	892,123
Vector Group Ltd.	45,083	843,048

		2,192,860

Total Consumer Staples		24,588,718

Energy (5.5%)
Energy Equipment & Services (2.0%)
Allis-Chalmers Energy, Inc.*	50,155	209,146
Basic Energy Services, Inc.*	27,200	231,744
Bristow Group, Inc.*	27,080	977,046
Cal Dive International, Inc.*	75,498	412,974
CARBO Ceramics, Inc.	15,261	1,236,141
Complete Production Services, Inc.*	61,640	1,260,538
Dawson Geophysical Co.*	8,463	225,539
Dril-Quip, Inc.*	27,205	1,689,703
Forbes Energy Services Ltd.*	8,600	5,767
Global Geophysical Services, Inc.*	27,000	196,830
Global Industries Ltd.*	92,802	507,627
Gulf Island Fabrication, Inc.	10,396	189,207
Gulfmark Offshore, Inc., Class A*	19,255	591,514
Helix Energy Solutions Group, Inc.*	83,800	933,532
Hercules Offshore, Inc.*	97,424	258,174
Hornbeck Offshore Services, Inc.*	21,834	425,545
ION Geophysical Corp.*	105,500	542,270
Key Energy Services, Inc.*	115,072	1,094,335
Lufkin Industries, Inc.	24,788	1,088,193
Matrix Service Co.*	23,000	201,250
Natural Gas Services Group, Inc.*	10,277	151,791
Newpark Resources, Inc.*	70,202	589,697
Parker Drilling Co.*	102,029	$443,826
PHI, Inc.*	11,248	181,993
Pioneer Drilling Co.*	43,400	276,892
RPC, Inc.	26,148	553,292
T-3 Energy Services, Inc.*	11,250	294,187
Tesco Corp.*	24,200	291,126
TETRA Technologies, Inc.*	70,061	714,622
Union Drilling, Inc.*	27,798	124,535
Vantage Drilling Co.*	149,600	239,360
Willbros Group, Inc.*	31,198	286,086

		16,424,482

Oil, Gas & Consumable Fuels (3.5%)
Alon USA Energy, Inc.	22,437	121,160
American Oil & Gas, Inc.*	40,300	326,430
Apco Oil and Gas International, Inc.	7,755	268,401
Approach Resources, Inc.*	6,377	71,295
ATP Oil & Gas Corp.*	33,749	460,674
Berry Petroleum Co., Class A	40,021	1,269,866
Bill Barrett Corp.*	36,802	1,324,872
BPZ Resources, Inc.*	73,455	281,333
Brigham Exploration Co.*	95,496	1,790,550
CAMAC Energy, Inc.*	57,700	184,063
Carrizo Oil & Gas, Inc.*	26,003	622,512
Clean Energy Fuels Corp.*	29,059	412,928
Cloud Peak Energy, Inc.*	25,577	466,780
Contango Oil & Gas Co.*	10,649	534,154
Crosstex Energy, Inc.*	22,111	174,677
CVR Energy, Inc.*	19,568	161,436
Delek U.S. Holdings, Inc.	32,500	232,700
Delta Petroleum Corp.*	162,877	128,119
DHT Holdings, Inc.	42,163	174,133
Energy Partners Ltd.*	23,200	278,632
Energy XXI Bermuda Ltd.*	40,600	938,266
General Maritime Corp.	37,717	185,190
GMX Resources, Inc.*	26,525	128,911
Golar LNG Ltd.	29,787	372,933
Goodrich Petroleum Corp.*	22,492	327,708
Green Plains Renewable Energy, Inc.*	17,600	213,136
Gulfport Energy Corp.*	22,294	308,549
Hallador Energy Co.	21,100	245,393
Harvest Natural Resources, Inc.*	31,469	327,907
Houston American Energy Corp.	18,500	185,000
International Coal Group, Inc.*	105,255	559,957
Isramco, Inc.*	200	12,040
James River Coal Co.*	22,038	386,326
Jura Energy Corp.*	6,900	134
Knightsbridge Tankers Ltd.	16,250	307,125
Kodiak Oil & Gas Corp.*	95,600	324,084
McMoRan Exploration Co.*	70,819	1,218,795
Nordic American Tanker Shipping Ltd.	37,501	1,003,527
Northern Oil and Gas, Inc.*	34,161	578,687
Oasis Petroleum, Inc.*	38,040	736,835
Overseas Shipholding Group, Inc.	20,500	703,560
Panhandle Oil and Gas, Inc., Class A	8,020	198,014
Patriot Coal Corp.*	59,473	678,587
Penn Virginia Corp.	39,395	631,896
Petroleum Development Corp.*	21,161	584,044
PetroQuest Energy, Inc.*	47,459	289,025
Resolute Energy Corp.*	30,500	337,330
Rex Energy Corp.*	30,890	395,392
Rosetta Resources, Inc.*	46,424	1,090,500
Ship Finance International Ltd.	36,005	699,577
Stone Energy Corp.*	32,982	485,825
Swift Energy Co.*	34,769	976,313

See Notes to Portfolio of Investments.

EQ ADVISORS TRUST

EQ/SMALL COMPANY INDEX PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

September 30, 2010 (Unaudited)

	Number of Shares	Value (Note 1)
Teekay Tankers Ltd., Class A	21,657	$281,758
TransAtlantic Petroleum Ltd.*	118,100	349,576
USEC, Inc.*	96,814	502,465
VAALCO Energy, Inc.*	43,353	248,846
Venoco, Inc.*	18,600	365,118
W&T Offshore, Inc.	31,644	335,426
Western Refining, Inc.*	34,603	181,320
World Fuel Services Corp.	54,116	1,407,557

		28,387,347

Total Energy		44,811,829

Financials (20.7%)
Capital Markets (2.0%)
American Capital Ltd.*	276,907	1,608,830
Apollo Investment Corp.	144,691	1,480,189
Artio Global Investors, Inc.	23,269	356,016
BGC Partners, Inc., Class A	45,700	272,829
BlackRock Kelso Capital Corp.	45,469	522,893
Calamos Asset Management, Inc., Class A	15,571	179,066
Capital Southwest Corp.	2,190	198,852
Cohen & Steers, Inc.	14,609	317,015
Cowen Group, Inc., Class A*	17,700	58,233
Diamond Hill Investment Group, Inc.	1,713	125,049
Duff & Phelps Corp., Class A	21,795	293,579
Epoch Holding Corp.	10,500	135,240
Evercore Partners, Inc., Class A	12,311	352,218
Fifth Street Finance Corp.	43,209	481,348
Financial Engines, Inc.*	15,900	211,152
GAMCO Investors, Inc., Class A	6,200	238,886
GFI Group, Inc.	57,997	269,106
Gladstone Capital Corp.	18,501	208,506
Gladstone Investment Corp.	18,204	121,967
Harris & Harris Group, Inc.*	25,500	108,885
Hercules Technology Growth Capital, Inc.	29,107	294,272
International Assets Holding Corp.*	10,976	198,666
Investment Technology Group, Inc.*	34,900	496,278
JMP Group, Inc.	12,100	73,810
KBW, Inc.	28,733	735,565
Knight Capital Group, Inc., Class A*	76,705	950,375
LaBranche & Co., Inc.*	42,908	167,341
Main Street Capital Corp.	8,200	130,298
MCG Capital Corp.	53,936	314,986
MF Global Holdings Ltd.*	79,882	575,150
MVC Capital, Inc.	17,800	230,866
NGP Capital Resources Co.	17,841	161,639
Oppenheimer Holdings, Inc., Class A	7,800	218,010
optionsXpress Holdings, Inc.*	37,127	570,271
PennantPark Investment Corp.	21,558	228,730
Penson Worldwide, Inc.*	15,149	75,291
Piper Jaffray Cos., Inc.*	16,281	474,266
Prospect Capital Corp.	52,045	505,357
Safeguard Scientifics, Inc.*	15,827	198,312
Sanders Morris Harris Group, Inc.	16,900	95,654
Stifel Financial Corp.*	27,086	1,253,811
SWS Group, Inc.	20,283	145,429
TICC Capital Corp.	21,900	226,665
TradeStation Group, Inc.*	27,700	182,266
Triangle Capital Corp.	8,700	139,026
Virtus Investment Partners, Inc.*	3,578	108,270
Westwood Holdings Group, Inc.	4,297	145,368

		16,435,831

Commercial Banks (5.8%)
1st Source Corp.	10,620	184,363
Alliance Financial Corp./New York	3,400	$102,782
American National Bankshares, Inc.	5,000	109,700
Ameris Bancorp*	11,554	108,030
Ames National Corp.	7,850	156,529
Arrow Financial Corp.	7,720	193,614
Banco Latinoamericano de Comercio Exterior S.A., Class E	24,681	356,640
Bancorp Rhode Island, Inc.	3,000	83,790
Bancorp, Inc./Delaware*	16,500	110,385
Bank of Marin Bancorp/California	4,300	138,632
Bank of the Ozarks, Inc.	11,169	414,258
Boston Private Financial Holdings, Inc.	61,370	401,360
Bridge Bancorp, Inc.	7,581	189,449
Bryn Mawr Bank Corp.	7,680	132,250
Camden National Corp.	6,493	224,982
Capital City Bank Group, Inc.	9,800	118,972
Cardinal Financial Corp.	22,843	219,521
Cathay General Bancorp	64,847	771,031
Centerstate Banks, Inc.	15,293	131,214
Chemical Financial Corp.	17,541	362,046
Citizens & Northern Corp.	9,802	127,426
Citizens Republic Bancorp, Inc.*	335,212	302,060
City Holding Co.	14,550	446,249
CNB Financial Corp./Pennsylvania	7,100	97,625
CoBiz Financial, Inc.	24,221	134,669
Columbia Banking System, Inc.	31,455	618,091
Community Bank System, Inc.	25,878	595,453
Community Trust Bancorp, Inc.	13,296	360,189
CVB Financial Corp.	69,987	525,602
Danvers Bancorp, Inc.	15,688	240,497
Eagle Bancorp, Inc.*	12,500	143,500
Enterprise Financial Services Corp.	11,395	105,974
F.N.B. Corp./Pennsylvania	94,051	805,077
Financial Institutions, Inc.	13,885	245,209
First Bancorp, Inc./Maine	7,219	99,839
First Bancorp/North Carolina	12,510	170,386
First Bancorp/Puerto Rico*	57,149	16,002
First Busey Corp.	39,706	180,662
First Commonwealth Financial Corp.	76,813	418,631
First Community Bancshares, Inc./Virginia	12,200	157,380
First Financial Bancorp	47,316	789,231
First Financial Bankshares, Inc.	17,208	808,604
First Financial Corp./Indiana	10,238	302,021
First Interstate Bancsystem, Inc.	15,400	207,284
First Merchants Corp.	20,952	159,864
First Midwest Bancorp, Inc./Illinois	61,668	711,032
First of Long Island Corp.	4,500	112,410
First South Bancorp, Inc./North Carolina	6,695	66,414
FirstMerit Corp.	87,569	1,604,264
German American Bancorp, Inc.	9,100	156,156
Glacier Bancorp, Inc.	59,314	865,984
Great Southern Bancorp, Inc.	8,530	185,698
Hancock Holding Co.	22,533	677,567
Heartland Financial USA, Inc.	10,900	167,751
Heritage Financial Corp./Washington*	7,600	106,400
Home Bancorp, Inc.*	7,400	99,012
Home Bancshares, Inc./Arkansas	17,750	360,680
Hudson Valley Holding Corp.	10,000	195,200
IBERIABANK Corp.	22,185	1,108,806
Independent Bank Corp./Massachusetts	19,586	441,077
International Bancshares Corp.	46,090	778,460

See Notes to Portfolio of Investments.

EQ ADVISORS TRUST

EQ/SMALL COMPANY INDEX PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

September 30, 2010 (Unaudited)

	Number of Shares	Value (Note 1)
Investors Bancorp, Inc.*	38,148	$451,672
Lakeland Bancorp, Inc.	23,228	195,812
Lakeland Financial Corp.	12,777	238,419
MainSource Financial Group, Inc.	16,581	126,679
MB Financial, Inc.	41,451	672,335
Merchants Bancshares, Inc.	3,900	97,266
Metro Bancorp, Inc.*	11,823	122,841
Nara Bancorp, Inc.*	28,055	198,068
National Bankshares, Inc./Virginia	8,044	207,535
National Penn Bancshares, Inc.	107,391	671,194
NBT Bancorp, Inc.	29,778	657,201
Northfield Bancorp, Inc./New Jersey.	13,959	151,036
Old National Bancorp/Indiana	75,539	793,160
OmniAmerican Bancorp, Inc.*	9,800	110,446
Oriental Financial Group, Inc.	39,100	520,030
Orrstown Financial Services, Inc.	5,265	121,937
Pacific Continental Corp.	15,630	141,452
PacWest Bancorp	25,416	484,429
Park National Corp.	10,148	649,878
Peapack-Gladstone Financial Corp.	7,200	84,816
Penns Woods Bancorp, Inc.	3,200	105,760
Peoples Bancorp, Inc./Ohio	10,220	126,421
PrivateBancorp, Inc.	44,370	505,374
Prosperity Bancshares, Inc.	38,084	1,236,588
Renasant Corp.	16,481	250,676
Republic Bancorp, Inc./Kentucky, Class A	7,700	162,701
S&T Bancorp, Inc.	20,325	354,062
Sandy Spring Bancorp, Inc.	19,851	307,691
SCBT Financial Corp.	10,334	322,317
Sierra Bancorp	10,066	124,315
Signature Bank/New York*	33,467	1,299,858
Simmons First National Corp., Class A	13,801	390,154
Southside Bancshares, Inc.	11,400	215,346
Southwest Bancorp, Inc./Oklahoma	15,157	196,586
State Bancorp, Inc./New York	13,496	121,194
StellarOne Corp.	16,896	214,917
Sterling Bancorp/New York	21,698	188,556
Sterling Bancshares, Inc./Texas	84,567	454,125
Suffolk Bancorp	7,962	201,598
Susquehanna Bancshares, Inc.	107,514	907,418
SVB Financial Group*	34,606	1,464,526
Texas Capital Bancshares, Inc.*	32,423	559,945
Tompkins Financial Corp.	8,250	327,195
Tower Bancorp, Inc.	3,900	79,053
TowneBank/Virginia	19,182	286,963
Trico Bancshares	10,216	157,020
Trustmark Corp.	53,380	1,160,481
UMB Financial Corp.	26,518	941,654
Umpqua Holdings Corp.	91,804	1,041,057
United Bankshares, Inc.	34,217	851,661
United Community Banks, Inc./Georgia*	69,740	156,218
Univest Corp. of Pennsylvania	8,234	143,766
Washington Banking Co.	12,600	174,636
Washington Trust Bancorp, Inc.	11,060	211,467
Webster Financial Corp.	56,165	986,257
WesBanco, Inc.	18,898	308,793
West Bancorp, Inc.*	21,026	132,464
Westamerica Bancorp	24,074	1,311,792
Western Alliance Bancorp*	38,960	261,032
Whitney Holding Corp./Louisiana	77,400	632,358
Wilshire Bancorp, Inc.	15,900	103,986
Wintrust Financial Corp.	24,912	807,398

		46,685,569

Consumer Finance (0.6%)
Advance America Cash Advance Centers, Inc.	38,977	$157,077
Cardtronics, Inc.*	21,600	333,288
Cash America International, Inc.	24,338	851,830
Credit Acceptance Corp.*	5,111	309,522
Dollar Financial Corp.*	21,405	446,722
EZCORP, Inc., Class A*	37,296	747,412
First Cash Financial Services, Inc.*	20,968	581,862
First Marblehead Corp.*	50,900	119,106
Nelnet, Inc., Class A	16,369	374,523
World Acceptance Corp.*	13,381	590,905

		4,512,247

Diversified Financial Services (0.5%)
Asset Acceptance Capital Corp.*	12,300	66,051
Compass Diversified Holdings	25,898	418,512
Encore Capital Group, Inc.*	11,444	206,221
Life Partners Holdings, Inc.	6,097	116,026
MarketAxess Holdings, Inc.	29,512	501,114
Medallion Financial Corp.	12,930	100,725
NewStar Financial, Inc.*	22,828	169,155
PHH Corp.*	44,915	945,910
PICO Holdings, Inc.*	17,775	530,761
Portfolio Recovery Associates, Inc.*	13,516	873,809

		3,928,284

Insurance (3.0%)
Alterra Capital Holdings Ltd.	77,214	1,538,103
Ambac Financial Group, Inc.*	237,100	131,590
American Equity Investment Life Holding Co.	49,493	506,808
American Physicians Capital, Inc.	6,900	286,074
American Physicians Service Group, Inc.	5,300	171,455
American Safety Insurance Holdings Ltd.*	9,506	155,328
AMERISAFE, Inc.*	15,600	292,968
Amtrust Financial Services, Inc.	17,700	257,004
Argo Group International Holdings Ltd.	26,939	935,861
Baldwin & Lyons, Inc., Class B	6,923	176,190
Citizens, Inc./Texas*	25,949	178,789
CNA Surety Corp.*	14,287	256,023
CNO Financial Group, Inc.*	210,501	1,166,176
Delphi Financial Group, Inc., Class A	38,659	966,088
Donegal Group, Inc., Class A	10,144	132,582
eHealth, Inc.*	18,610	240,441
EMC Insurance Group, Inc.	4,080	86,986
Employers Holdings, Inc.	38,801	611,892
Enstar Group, Ltd.*	5,188	376,649
FBL Financial Group, Inc., Class A	10,900	283,182
First American Financial Corp.	83,300	1,244,502
First Mercury Financial Corp.	12,143	122,401
Flagstone Reinsurance Holdings S.A.	35,395	375,541
FPIC Insurance Group, Inc.*	8,998	315,740
Gerova Financial Group Ltd.*	19,700	106,380
Greenlight Capital Reinsurance Ltd., Class A*	23,193	580,289
Harleysville Group, Inc.	11,188	366,855
Hilltop Holdings, Inc.*	32,684	313,113
Horace Mann Educators Corp.	32,637	580,286
Infinity Property & Casualty Corp.	11,552	563,391
Kansas City Life Insurance Co.	3,500	109,165
Maiden Holdings Ltd.	43,061	327,694
Meadowbrook Insurance Group, Inc.	47,777	428,560

See Notes to Portfolio of Investments.

EQ ADVISORS TRUST

EQ/SMALL COMPANY INDEX PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

September 30, 2010 (Unaudited)

	Number of Shares	Value (Note 1)
Montpelier Reinsurance Holdings Ltd.	58,593	$1,014,831
National Financial Partners Corp.*	34,969	443,057
National Western Life Insurance Co., Class A	1,905	267,995
Navigators Group, Inc.*	12,303	549,083
Platinum Underwriters Holdings Ltd.	36,727	1,598,359
PMA Capital Corp., Class A*	26,583	200,436
Presidential Life Corp.	14,858	145,608
Primerica, Inc.	19,300	392,562
ProAssurance Corp.*	27,297	1,572,034
RLI Corp.	16,348	925,624
Safety Insurance Group, Inc.	10,875	456,968
SeaBright Holdings, Inc.	18,420	148,465
Selective Insurance Group, Inc.	43,532	709,136
State Auto Financial Corp.	11,834	179,995
Stewart Information Services Corp.	12,627	142,938
Tower Group, Inc.	38,921	908,805
United Fire & Casualty Co.	20,164	427,678

		24,267,680

Real Estate Investment Trusts (REITs) (7.1%)
Acadia Realty Trust (REIT)	32,673	620,787
Agree Realty Corp. (REIT)	5,912	149,278
Alexander’s, Inc. (REIT)	1,775	560,509
American Campus Communities, Inc. (REIT)	52,400	1,595,056
American Capital Agency Corp. (REIT)	26,244	697,303
Anworth Mortgage Asset Corp. (REIT)	93,511	666,733
Apollo Commercial Real Estate Finance, Inc. (REIT)	8,200	131,774
Ashford Hospitality Trust, Inc. (REIT)*	43,700	395,485
Associated Estates Realty Corp. (REIT)	25,324	354,029
BioMed Realty Trust, Inc. (REIT)	93,247	1,670,986
CapLease, Inc. (REIT)	40,725	227,653
Capstead Mortgage Corp. (REIT)	57,077	620,427
CBL & Associates Properties, Inc. (REIT)	113,738	1,485,418
Cedar Shopping Centers, Inc. (REIT)	33,046	200,920
Chesapeake Lodging Trust (REIT)	6,200	101,432
Cogdell Spencer, Inc. (REIT)	24,700	156,104
Colonial Properties Trust (REIT)	56,333	912,031
Colony Financial, Inc. (REIT)	12,046	222,610
Cousins Properties, Inc. (REIT)	69,402	495,530
CreXus Investment Corp. (REIT)	11,200	134,736
Cypress Sharpridge Investments, Inc. (REIT)	14,025	187,234
DCT Industrial Trust, Inc. (REIT)	168,600	807,594
DiamondRock Hospitality Co. (REIT)*	123,698	1,173,894
DuPont Fabros Technology, Inc. (REIT)	32,800	824,920
Dynex Capital, Inc. (REIT)	9,900	106,722
EastGroup Properties, Inc. (REIT)	21,827	815,893
Education Realty Trust, Inc. (REIT)	41,294	295,252
Entertainment Properties Trust (REIT)	35,114	1,516,222
Equity Lifestyle Properties, Inc. (REIT)	20,849	1,135,854
Equity One, Inc. (REIT)	29,786	502,788
Extra Space Storage, Inc. (REIT)	74,533	1,195,509
FelCor Lodging Trust, Inc. (REIT)*	54,972	252,871
First Industrial Realty Trust, Inc. (REIT)*	44,930	$227,795
First Potomac Realty Trust (REIT)	31,244	468,660
Franklin Street Properties Corp. (REIT)	55,099	684,330
Getty Realty Corp. (REIT)	15,620	419,085
Gladstone Commercial Corp. (REIT)	7,100	121,836
Glimcher Realty Trust (REIT)	52,932	325,532
Government Properties Income Trust (REIT)	21,866	583,822
Hatteras Financial Corp. (REIT)	29,875	850,541
Healthcare Realty Trust, Inc. (REIT)	48,958	1,145,128
Hersha Hospitality Trust (REIT)	99,877	517,363
Highwoods Properties, Inc. (REIT)	60,195	1,954,532
Home Properties, Inc. (REIT)	31,650	1,674,285
Inland Real Estate Corp. (REIT)	57,908	481,215
Invesco Mortgage Capital, Inc. (REIT)	20,790	447,401
Investors Real Estate Trust (REIT)	60,196	504,442
Kilroy Realty Corp. (REIT)	42,943	1,423,131
Kite Realty Group Trust (REIT)	46,229	205,257
LaSalle Hotel Properties (REIT)	57,340	1,341,183
Lexington Realty Trust (REIT)	86,986	622,820
LTC Properties, Inc. (REIT)	21,469	547,889
Medical Properties Trust, Inc. (REIT)	91,312	925,904
MFA Financial, Inc. (REIT)	238,166	1,817,207
Mid-America Apartment Communities, Inc. (REIT)	25,993	1,514,872
Mission West Properties, Inc. (REIT)	22,180	150,380
Monmouth Real Estate Investment Corp. (REIT), Class A	18,161	142,019
National Health Investors, Inc. (REIT)	21,328	939,712
National Retail Properties, Inc. (REIT)	65,987	1,656,934
NorthStar Realty Finance Corp. (REIT)	50,399	188,492
Omega Healthcare Investors, Inc. (REIT)	76,108	1,708,625
Parkway Properties, Inc./Maryland (REIT)	18,372	271,906
Pebblebrook Hotel Trust (REIT)*	29,343	528,467
Pennsylvania Real Estate Investment Trust (REIT)	44,352	526,015
Post Properties, Inc. (REIT)	42,099	1,175,404
Potlatch Corp. (REIT)	34,544	1,174,496
PS Business Parks, Inc. (REIT)	14,780	836,105
Ramco-Gershenson Properties Trust (REIT)	30,400	325,584
Redwood Trust, Inc. (REIT)	63,891	923,864
Resource Capital Corp. (REIT)	26,794	170,142
Retail Opportunity Investments Corp. (REIT)	33,500	320,595
Saul Centers, Inc. (REIT)	5,456	228,879
Sovran Self Storage, Inc. (REIT)	23,362	885,420
Strategic Hotels & Resorts, Inc. (REIT)*	122,410	519,018
Sun Communities, Inc. (REIT)	13,628	418,380
Sunstone Hotel Investors, Inc. (REIT)*	77,171	699,941
Tanger Factory Outlet Centers (REIT)	33,221	1,566,038
Terreno Realty Corp. (REIT)*	7,200	131,184
Universal Health Realty Income Trust (REIT)	11,050	380,230

See Notes to Portfolio of Investments.

EQ ADVISORS TRUST

EQ/SMALL COMPANY INDEX PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

September 30, 2010 (Unaudited)

	Number of Shares	Value (Note 1)
Urstadt Biddle Properties, Inc. (REIT), Class A	14,489	$261,961
U-Store-It Trust (REIT)	70,668	590,078
Walter Investment Management Corp. (REIT)	19,568	342,244
Washington Real Estate Investment Trust (REIT)	48,017	1,523,579
Winthrop Realty Trust (REIT)	12,400	153,264

		57,756,740

Real Estate Management & Development (0.2%)
Avatar Holdings, Inc.*	6,400	122,112
Consolidated-Tomoka Land Co.	4,600	131,146
Forestar Group, Inc.*	31,321	534,023
Kennedy-Wilson Holdings, Inc.*	22,100	234,260
Tejon Ranch Co.*	7,802	169,070

		1,190,611

Thrifts & Mortgage Finance (1.5%)
Abington Bancorp, Inc.	15,485	163,212
Astoria Financial Corp.	70,553	961,637
Bank Mutual Corp.	42,263	219,345
BankFinancial Corp.	22,221	203,767
Beneficial Mutual Bancorp, Inc.*	22,754	204,103
Berkshire Hills Bancorp, Inc.	11,244	213,186
Brookline Bancorp, Inc.	54,077	539,688
Dime Community Bancshares, Inc.	18,101	250,699
ESB Financial Corp.	7,408	103,119
ESSA Bancorp, Inc.	9,839	116,494
First Financial Holdings, Inc.	13,091	145,834
Flagstar Bancorp, Inc.*	55,800	101,556
Flushing Financial Corp.	24,842	287,173
Home Federal Bancorp, Inc./Idaho	12,482	151,906
Kearny Financial Corp.	18,996	167,735
Meridian Interstate Bancorp, Inc.*	13,991	147,465
MGIC Investment Corp.*	165,747	1,529,845
NewAlliance Bancshares, Inc.	88,126	1,112,150
Northwest Bancshares, Inc.	88,810	993,784
OceanFirst Financial Corp.	10,800	132,516
Ocwen Financial Corp.*	51,485	522,058
Oritani Financial Corp.	44,350	442,613
PMI Group, Inc.*	115,439	423,661
Provident Financial Services, Inc.	55,316	683,706
Provident New York Bancorp	34,745	291,511
Radian Group, Inc.	107,967	844,302
Territorial Bancorp, Inc.	10,395	174,948
TrustCo Bank Corp. NY	70,354	391,168
United Financial Bancorp, Inc.	13,745	185,695
ViewPoint Financial Group	11,760	108,780
Westfield Financial, Inc.	29,414	229,429
WSFS Financial Corp.	5,800	217,558

		12,260,643

Total Financials		167,037,605

Health Care (12.9%)
Biotechnology (3.2%)
Acorda Therapeutics, Inc.*	32,435	1,071,004
Affymax, Inc.*	12,393	73,738
Alkermes, Inc.*	83,825	1,228,036
Allos Therapeutics, Inc.*	47,269	223,110
Alnylam Pharmaceuticals, Inc.*	33,101	406,480
AMAG Pharmaceuticals, Inc.*	15,823	272,314
Arena Pharmaceuticals, Inc.*	84,134	132,090
ARIAD Pharmaceuticals, Inc.*	112,157	428,440
ArQule, Inc.*	46,615	240,067
Array BioPharma, Inc.*	68,919	222,608
BioCryst Pharmaceuticals, Inc.*	21,203	104,743
Celera Corp.*	71,271	$480,367
Celldex Therapeutics, Inc.*	16,278	65,112
Cepheid, Inc.*	53,849	1,007,515
Codexis, Inc.*	23,200	222,720
Cubist Pharmaceuticals, Inc.*	49,318	1,153,548
Cytokinetics, Inc.*	46,685	123,248
Cytori Therapeutics, Inc.*	3,720	18,191
Dyax Corp.*	64,968	153,974
Emergent Biosolutions, Inc.*	15,400	265,804
Enzon Pharmaceuticals, Inc.*	41,114	462,533
Exelixis, Inc.*	92,186	361,369
Genomic Health, Inc.*	13,012	173,840
Geron Corp.*	80,111	443,014
Halozyme Therapeutics, Inc.*	55,035	424,320
Idenix Pharmaceuticals, Inc.*	48,700	150,970
Immunogen, Inc.*	47,068	295,116
Incyte Corp.*	78,747	1,259,165
InterMune, Inc.*	36,934	503,041
Ironwood Pharmaceuticals, Inc.*	18,300	186,294
Isis Pharmaceuticals, Inc.*	84,998	713,983
Lexicon Pharmaceuticals, Inc.*	121,679	194,686
Ligand Pharmaceuticals, Inc., Class B*	82,360	130,129
MannKind Corp.*	48,416	327,292
Martek Biosciences Corp.*	30,182	683,019
Maxygen, Inc.*	35,908	207,907
Medivation, Inc.*	26,386	343,018
Metabolix, Inc.*	21,834	274,672
Micromet, Inc.*	64,779	435,315
Momenta Pharmaceuticals, Inc.*	31,728	477,506
Nabi Biopharmaceuticals*	39,237	188,338
Nanosphere, Inc.*	827	4,160
Neurocrine Biosciences, Inc.*	32,000	193,920
Novavax, Inc.*	71,059	155,619
NPS Pharmaceuticals, Inc.*	39,622	271,014
Onyx Pharmaceuticals, Inc.*	57,384	1,513,790
Opko Health, Inc.*	112,700	252,448
Orexigen Therapeutics, Inc.*	28,003	166,058
Osiris Therapeutics, Inc.*	12,884	93,796
PDL BioPharma, Inc.	104,627	550,338
Pharmacyclics, Inc.*	36,000	290,160
Pharmasset, Inc.*	23,499	693,220
Progenics Pharmaceuticals, Inc.*	44,898	226,735
Rigel Pharmaceuticals, Inc.*	45,840	385,514
Sangamo BioSciences, Inc.*	37,600	128,968
Savient Pharmaceuticals, Inc.*	57,929	1,324,836
Seattle Genetics, Inc.*	72,755	1,129,885
SIGA Technologies, Inc.*	27,652	233,936
Spectrum Pharmaceuticals, Inc.*	34,365	143,302
StemCells, Inc.*	128,784	106,891
Synta Pharmaceuticals Corp.*	24,207	96,586
Targacept, Inc.*	19,100	426,694
Theravance, Inc.*	57,727	1,160,313
Vical, Inc.*	5,400	12,042
ZymoGenetics, Inc.*	54,300	529,425

		26,218,286

Health Care Equipment & Supplies (3.5%)
Abaxis, Inc.*	16,862	389,512
ABIOMED, Inc.*	28,350	300,794
Accuray, Inc.*	41,000	255,020
AGA Medical Holdings, Inc.*	19,200	268,032
Align Technology, Inc.*	57,276	1,121,464
Alphatec Holdings, Inc.*	46,909	99,916
American Medical Systems Holdings, Inc.*	65,723	1,286,856
Analogic Corp.	12,116	543,766

See Notes to Portfolio of Investments.

EQ ADVISORS TRUST

EQ/SMALL COMPANY INDEX PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

September 30, 2010 (Unaudited)

	Number of Shares	Value (Note 1)
AngioDynamics, Inc.*	20,940	$319,126
ArthroCare Corp.*	21,600	587,088
Conceptus, Inc.*	28,842	396,578
CONMED Corp.*	25,287	566,682
CryoLife, Inc.*	37,668	228,645
Cyberonics, Inc.*	25,834	689,251
Cynosure, Inc., Class A*	12,753	130,208
Delcath Systems, Inc.*	26,600	192,052
DexCom, Inc.*	37,808	499,822
DynaVox, Inc., Class A*	13,200	107,184
Greatbatch, Inc.*	21,718	503,640
Haemonetics Corp.*	19,754	1,156,202
Hansen Medical, Inc.*	4,950	7,079
HeartWare International, Inc.*	5,900	405,684
ICU Medical, Inc.*	9,545	355,933
Immucor, Inc.*	63,311	1,255,457
Insulet Corp.*	30,378	429,545
Integra LifeSciences Holdings Corp.*	15,144	597,582
Invacare Corp.	28,116	745,355
IRIS International, Inc.*	17,037	163,555
Kensey Nash Corp.*	8,104	234,125
MAKO Surgical Corp.*	20,500	196,390
Masimo Corp.	43,438	1,186,292
Medical Action Industries, Inc.*	19,104	172,891
MELA Sciences, Inc.*	3,050	19,886
Meridian Bioscience, Inc.	36,277	793,741
Merit Medical Systems, Inc.*	22,486	357,303
Natus Medical, Inc.*	27,018	393,652
Neogen Corp.*	15,978	540,855
NuVasive, Inc.*	33,609	1,181,020
NxStage Medical, Inc.*	18,700	357,170
OraSure Technologies, Inc.*	40,086	162,348
Orthofix International N.V.*	15,053	472,965
Orthovita, Inc.*	58,808	133,494
Palomar Medical Technologies, Inc.*	15,971	164,980
Quidel Corp.*	19,500	214,305
Rochester Medical Corp.*	15,389	167,894
RTI Biologics, Inc.*	46,849	123,213
Sirona Dental Systems, Inc.*	26,867	968,287
SonoSite, Inc.*	14,365	481,371
Stereotaxis, Inc.*	53,634	222,045
STERIS Corp.	47,570	1,580,275
SurModics, Inc.*	14,421	171,898
Symmetry Medical, Inc.*	33,416	322,130
Syneron Medical Ltd.*	28,500	282,720
Synovis Life Technologies, Inc.*	10,689	159,801
TomoTherapy, Inc.*	13,639	48,009
Unilife Corp.*	38,600	232,758
Vascular Solutions, Inc.*	21,668	248,749
Volcano Corp.*	42,624	1,107,372
West Pharmaceutical Services, Inc.	30,064	1,031,496
Wright Medical Group, Inc.*	31,559	454,765
Zoll Medical Corp.*	16,401	529,260

		28,315,488

Health Care Providers & Services (3.4%)
Accretive Health, Inc.*	17,500	189,525
Air Methods Corp.*	9,000	374,220
Alliance HealthCare Services, Inc.*	29,549	135,334
Almost Family, Inc.*	6,700	198,521
Amedisys, Inc.*	24,634	586,289
AMERIGROUP Corp.*	41,470	1,761,231
Amsurg Corp.*	25,262	441,580
Assisted Living Concepts, Inc., Class A*	7,341	223,460
Bio-Reference Labs, Inc.*	21,430	447,030
BioScrip, Inc.*	38,300	$197,628
CardioNet, Inc.*	22,102	99,680
Catalyst Health Solutions, Inc.*	31,127	1,095,982
Centene Corp.*	39,183	924,327
Chemed Corp.	19,590	1,116,042
Chindex International, Inc.*	15,396	232,634
Clarient, Inc.*	65,260	220,579
Cross Country Healthcare, Inc.*	28,695	206,317
Emeritus Corp.*	18,206	310,594
Ensign Group, Inc.	14,524	260,706
Genoptix, Inc.*	15,675	222,585
Gentiva Health Services, Inc.*	26,641	582,106
Hanger Orthopedic Group, Inc.*	28,309	411,613
HealthSouth Corp.*	81,806	1,570,675
Healthspring, Inc.*	46,478	1,200,991
Healthways, Inc.*	32,147	374,191
HMS Holdings Corp.*	23,943	1,411,200
IPC The Hospitalist Co., Inc.*	14,984	409,363
Kindred Healthcare, Inc.*	36,329	473,004
Landauer, Inc.	8,626	540,246
LHC Group, Inc.*	12,043	279,277
Magellan Health Services, Inc.*	29,315	1,384,841
Molina Healthcare, Inc.*	9,607	259,293
MWI Veterinary Supply, Inc.*	9,592	553,650
National Healthcare Corp.	7,200	266,904
Owens & Minor, Inc.#	57,400	1,633,604
PharMerica Corp.*	24,781	236,163
Providence Service Corp.*	5,723	93,800
PSS World Medical, Inc.*	55,921	1,195,591
Psychiatric Solutions, Inc.*	50,051	1,679,211
RehabCare Group, Inc.*	20,680	418,150
Res-Care, Inc.*	19,417	257,664
Select Medical Holdings Corp.*	28,203	217,163
Skilled Healthcare Group, Inc., Class A*	27,166	106,762
Sun Healthcare Group, Inc.*	59,320	502,440
Sunrise Senior Living, Inc.*	24,077	82,584
Team Health Holdings, Inc.*	17,400	224,634
Triple-S Management Corp., Class B*	14,336	241,562
U.S. Physical Therapy, Inc.*	9,807	163,973
Universal American Corp.	24,150	356,212
WellCare Health Plans, Inc.*	39,284	1,137,665

		27,508,796

Health Care Technology (0.6%)
athenahealth, Inc.*	31,181	1,029,597
Computer Programs & Systems, Inc.	7,602	323,617
MedAssets, Inc.*	36,682	771,789
Medidata Solutions, Inc.*	15,600	299,520
MedQuist, Inc.*	28,200	247,032
Merge Healthcare, Inc.*	52,592	152,517
Omnicell, Inc.*	28,055	366,959
Quality Systems, Inc.	15,138	1,003,801
Vital Images, Inc.*	17,065	225,770

		4,420,602

Life Sciences Tools & Services (0.7%)
Accelrys, Inc.*	31,958	222,428
Affymetrix, Inc.*	79,593	362,944
Bruker Corp.*	58,232	816,995
Dionex Corp.*	16,096	1,391,338
Enzo Biochem, Inc.*	36,735	139,593
eResearchTechnology, Inc.*	39,075	292,281
Kendle International, Inc.*	11,716	109,193
Luminex Corp.*	37,219	595,504
PAREXEL International Corp.*	54,437	1,259,128

See Notes to Portfolio of Investments.

EQ ADVISORS TRUST

EQ/SMALL COMPANY INDEX PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

September 30, 2010 (Unaudited)

	Number of Shares	Value (Note 1)
Sequenom, Inc.*	53,949	$378,183

		5,567,587

Pharmaceuticals (1.5%)
Acura Pharmaceuticals, Inc.*	34,052	84,789
Ardea Biosciences, Inc.*	11,700	269,100
Auxilium Pharmaceuticals, Inc.*	38,257	948,008
Cadence Pharmaceuticals, Inc.*	25,735	214,887
Cypress Bioscience, Inc.*	31,549	121,464
Depomed, Inc.*	58,634	262,680
Durect Corp.*	96,364	244,765
Impax Laboratories, Inc.*	56,466	1,118,027
Inspire Pharmaceuticals, Inc.*	51,903	308,823
Lannett Co., Inc.*	33,557	153,691
Medicines Co.*	41,787	593,375
Medicis Pharmaceutical Corp., Class A	50,975	1,511,409
Nektar Therapeutics*	80,386	1,187,301
Obagi Medical Products, Inc.*	5,013	52,636
Optimer Pharmaceuticals, Inc.*	22,256	204,088
Par Pharmaceutical Cos., Inc.*	32,135	934,486
Pozen, Inc.*	26,986	191,061
Questcor Pharmaceuticals, Inc.*	47,900	475,168
Salix Pharmaceuticals Ltd.*	46,463	1,845,510
Sucampo Pharmaceuticals, Inc., Class A*	42,720	160,200
ViroPharma, Inc.*	63,233	942,804
Vivus, Inc.*	73,827	493,903
XenoPort, Inc.*	23,178	164,796

		12,482,971

Total Health Care		104,513,730

Industrials (15.3%)
Aerospace & Defense (1.8%)
AAR Corp.*	33,512	625,334
Aerovironment, Inc.*	10,321	229,642
American Science & Engineering, Inc.	7,277	535,951
Applied Signal Technology, Inc.	12,400	308,512
Ceradyne, Inc.*	24,493	571,912
Cubic Corp.	12,186	497,189
Curtiss-Wright Corp.	41,917	1,270,085
DigitalGlobe, Inc.*	22,113	672,235
Esterline Technologies Corp.*	26,887	1,538,743
GeoEye, Inc.*	15,341	621,004
HEICO Corp.	26,060	1,189,378
Hexcel Corp.*	89,159	1,586,139
Ladish Co., Inc.*	13,200	410,916
Moog, Inc., Class A*	37,353	1,326,405
Orbital Sciences Corp.*	52,887	809,171
Taser International, Inc.*	43,802	169,952
Teledyne Technologies, Inc.*	32,954	1,312,228
Triumph Group, Inc.	14,502	1,081,704

		14,756,500

Air Freight & Logistics (0.4%)
Air Transport Services Group, Inc.*	42,600	259,434
Atlas Air Worldwide Holdings, Inc.*	20,727	1,042,568
Forward Air Corp.	26,940	700,440
Hub Group, Inc., Class A*	34,333	1,004,584
Pacer International, Inc.*	28,620	172,865

		3,179,891

Airlines (0.8%)
AirTran Holdings, Inc.*	99,811	733,611
Alaska Air Group, Inc.*	28,707	1,464,918
Allegiant Travel Co.	12,677	536,491
JetBlue Airways Corp.*	195,689	1,309,159
SkyWest, Inc.	54,215	756,841
U.S. Airways Group, Inc.*	148,186	$1,370,721

		6,171,741

Building Products (0.6%)
A.O. Smith Corp.	18,548	1,073,744
Ameron International Corp.	7,995	543,340
Apogee Enterprises, Inc.	21,337	195,233
Gibraltar Industries, Inc.*	25,168	226,009
Griffon Corp.*	51,143	623,433
Insteel Industries, Inc.	15,467	138,894
NCI Building Systems, Inc.*	2,492	23,749
Quanex Building Products Corp.	33,467	577,975
Simpson Manufacturing Co., Inc.	34,619	892,478
Universal Forest Products, Inc.	15,654	457,879

		4,752,734

Commercial Services & Supplies (2.6%)
ABM Industries, Inc.	40,632	877,245
ACCO Brands Corp.*	53,466	307,429
American Reprographics Co.*	30,000	235,500
ATC Technology Corp.*	19,804	489,951
Bowne & Co., Inc.	27,173	307,870
Brink’s Co.	38,400	883,200
Cenveo, Inc.*	46,631	234,554
Clean Harbors, Inc.*	19,018	1,288,469
Consolidated Graphics, Inc.*	11,364	471,038
Courier Corp.	13,342	189,723
Deluxe Corp.	46,861	896,451
EnergySolutions, Inc.	70,271	353,463
EnerNOC, Inc.*	15,744	494,519
Ennis, Inc.	22,556	403,527
Fuel Tech, Inc.*	18,014	112,948
G&K Services, Inc., Class A	17,482	399,639
GEO Group, Inc.*	48,474	1,131,868
Healthcare Services Group, Inc.	40,046	912,648
Herman Miller, Inc.	52,691	1,036,959
HNI Corp.	38,941	1,119,943
Innerworkings, Inc.*	23,805	156,399
Interface, Inc., Class A	40,298	573,441
Kimball International, Inc., Class B	22,522	131,303
Knoll, Inc.	39,158	607,341
M&F Worldwide Corp.*	9,100	221,585
McGrath RentCorp	19,645	470,498
Metalico, Inc.*	17,703	67,802
Mine Safety Appliances Co.	28,007	758,990
Mobile Mini, Inc.*	32,795	503,075
Multi-Color Corp.	12,655	194,887
Rollins, Inc.	38,618	902,889
Standard Parking Corp.*	2,010	34,371
Steelcase, Inc., Class A	66,472	553,712
Sykes Enterprises, Inc.*	35,099	476,644
Tetra Tech, Inc.#*	56,337	1,181,387
U.S. Ecology, Inc.	11,654	186,464
UniFirst Corp.	12,705	560,926
United Stationers, Inc.*	21,736	1,163,093
Viad Corp.	16,724	323,442

		21,215,193

Construction & Engineering (0.8%)
Argan, Inc.*	12,930	120,895
Comfort Systems USA, Inc.	32,243	345,967
Dycom Industries, Inc.*	39,416	393,766
EMCOR Group, Inc.*	54,399	1,337,671
Furmanite Corp.*	830	4,050
Granite Construction, Inc.	29,073	661,120
Great Lakes Dredge & Dock Corp.	46,707	271,368

See Notes to Portfolio of Investments.

EQ ADVISORS TRUST

EQ/SMALL COMPANY INDEX PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

September 30, 2010 (Unaudited)

	Number of Shares	Value (Note 1)
Insituform Technologies, Inc., Class A*	34,662	$838,127
Layne Christensen Co.*	17,093	442,538
MasTec, Inc.*	48,462	500,128
Michael Baker Corp.*	6,300	207,648
MYR Group, Inc.*	15,900	260,601
Northwest Pipe Co.*	7,972	139,510
Orion Marine Group, Inc.*	21,100	261,851
Primoris Services Corp.	29,446	192,577
Sterling Construction Co., Inc.*	13,400	165,892
Tutor Perini Corp.*	23,995	482,060

		6,625,769

Electrical Equipment (1.9%)
A123 Systems, Inc.*	58,200	522,054
Acuity Brands, Inc.	34,502	1,526,368
Advanced Battery Technologies, Inc.*	46,966	168,608
American Superconductor Corp.*	39,075	1,215,232
AZZ, Inc.	10,493	449,520
Baldor Electric Co.	36,894	1,490,518
Belden, Inc.	40,735	1,074,589
Brady Corp., Class A	45,341	1,322,597
Broadwind Energy, Inc.*	29,219	54,640
Encore Wire Corp.	17,428	357,448
Ener1, Inc.*	42,839	157,647
EnerSys*	37,539	937,349
Franklin Electric Co., Inc.	21,276	705,512
FuelCell Energy, Inc.*	63,560	78,179
Generac Holdings, Inc.*	17,400	237,336
GrafTech International Ltd.*	107,992	1,687,915
II-VI, Inc.*	21,393	798,601
LSI Industries, Inc.	6,318	40,562
Polypore International, Inc.*	19,200	579,072
Powell Industries, Inc.*	5,060	157,467
Preformed Line Products Co.	4,355	151,859
Vicor Corp.	2,779	40,601
Woodward Governor Co.	54,633	1,771,202

		15,524,876

Industrial Conglomerates (0.3%)
Otter Tail Corp.	32,825	669,302
Raven Industries, Inc.	14,213	538,531
Seaboard Corp.	267	472,857
Standex International Corp.	9,079	219,621
Tredegar Corp.	28,029	531,990
United Capital Corp.*	1,351	32,870

		2,465,171

Machinery (2.9%)
Actuant Corp., Class A	63,213	1,451,370
Albany International Corp., Class A	27,591	522,022
Altra Holdings, Inc.*	22,700	334,371
American Railcar Industries, Inc.*	7,969	124,954
Ampco-Pittsburgh Corp.	1,780	44,180
ArvinMeritor, Inc.*	77,735	1,208,002
Astec Industries, Inc.*	15,843	452,001
Badger Meter, Inc.	13,430	543,646
Barnes Group, Inc.	45,506	800,451
Blount International, Inc.*	51,233	652,196
Briggs & Stratton Corp.	46,044	875,296
Cascade Corp.	7,400	235,320
Chart Industries, Inc.*	26,821	546,076
CIRCOR International, Inc.	15,109	477,444
CLARCOR, Inc.	40,474	1,563,511
Colfax Corp.*	20,400	303,348
Energy Recovery, Inc.*	25,255	90,665
EnPro Industries, Inc.*	17,254	539,705
ESCO Technologies, Inc.	24,852	$826,578
Federal Signal Corp.	44,885	241,930
Flow International Corp.*	16,296	42,858
Force Protection, Inc.*	59,260	298,670
Gorman-Rupp Co.	10,776	296,987
Graham Corp.	12,999	201,745
John Bean Technologies Corp.	25,631	412,915
Kaydon Corp.	30,954	1,071,008
Lindsay Corp.	11,575	501,429
McCoy Corp.*	3,100	6,327
Met-Pro Corp.	8,996	90,770
Middleby Corp.*	16,798	1,064,825
Mueller Industries, Inc.	32,157	851,839
Mueller Water Products, Inc., Class A	141,493	427,309
NACCO Industries, Inc., Class A	4,400	384,516
Nordson Corp.	27,945	2,059,267
RBC Bearings, Inc.*	17,000	577,660
Robbins & Myers, Inc.	24,068	644,541
Sun Hydraulics Corp.	10,500	295,995
Tennant Co.	15,831	489,178
Titan International, Inc.	29,200	396,244
Twin Disc, Inc.	9,936	138,607
Wabash National Corp.*	47,300	382,657
Watts Water Technologies, Inc., Class A	27,659	941,789

		23,410,202

Marine (0.1%)
Eagle Bulk Shipping, Inc.*	43,044	224,690
Genco Shipping & Trading Ltd.*	22,967	366,094
Horizon Lines, Inc., Class A	32,800	137,760
International Shipholding Corp.	5,969	168,564
Ultrapetrol Bahamas Ltd.*	12,635	81,117

		978,225

Professional Services (1.1%)
Acacia Research Corp. - Acacia Technologies*	29,741	523,442
Administaff, Inc.	17,787	479,004
Advisory Board Co.*	14,242	628,784
Corporate Executive Board Co.	31,704	1,000,578
CoStar Group, Inc.*	18,236	888,276
Dolan Co.*	23,219	264,000
Exponent, Inc.*	12,223	410,571
Heidrick & Struggles International, Inc.	15,604	303,966
Hill International, Inc.*	32,434	145,304
Huron Consulting Group, Inc.*	18,750	412,312
ICF International, Inc.*	13,700	343,459
Kelly Services, Inc., Class A*	19,134	224,442
Kforce, Inc.*	28,891	396,385
Korn/Ferry International*	37,552	621,110
Navigant Consulting, Inc.*	42,332	492,321
Resources Connection, Inc.	41,095	565,467
School Specialty, Inc.*	14,747	191,858
SFN Group, Inc.*	41,200	247,612
TrueBlue, Inc.*	35,615	486,145
VSE Corp.	3,825	134,908

		8,759,944

Road & Rail (1.1%)
Amerco, Inc.*	8,242	655,074
Arkansas Best Corp.	23,168	561,361
Avis Budget Group, Inc.*	94,764	1,104,001
Dollar Thrifty Automotive Group, Inc.*	23,399	1,173,226
Genesee & Wyoming, Inc., Class A*	31,361	1,360,754

See Notes to Portfolio of Investments.

EQ ADVISORS TRUST

EQ/SMALL COMPANY INDEX PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

September 30, 2010 (Unaudited)

	Number of Shares	Value (Note 1)
Heartland Express, Inc.	48,655	$723,500
Knight Transportation, Inc.	54,150	1,046,719
Marten Transport Ltd.	12,600	292,068
Old Dominion Freight Line, Inc.*	36,393	925,110
Patriot Transportation Holding, Inc.*	300	21,039
RailAmerica, Inc.*	22,900	220,527
Werner Enterprises, Inc.	35,366	724,649

		8,808,028

Trading Companies & Distributors (0.9%)
Aircastle Ltd.	33,955	287,938
Applied Industrial Technologies, Inc.	38,188	1,168,553
Beacon Roofing Supply, Inc.*	42,176	614,504
CAI International, Inc.*	3,870	58,708
H&E Equipment Services, Inc.*	22,400	178,528
Houston Wire & Cable Co.	10,410	104,412
Interline Brands, Inc.*	30,046	542,030
Kaman Corp.	23,992	628,830
Lawson Products, Inc.	5,314	81,145
RSC Holdings, Inc.*	44,821	334,365
Rush Enterprises, Inc., Class A*	32,200	493,948
TAL International Group, Inc.	12,400	300,328
United Rentals, Inc.*	55,944	830,209
Watsco, Inc.	23,687	1,318,892

		6,942,390

Total Industrials		123,590,664

Information Technology (18.6%)
Communications Equipment (3.0%)
Acme Packet, Inc.*	33,447	1,268,979
ADC Telecommunications, Inc.*	89,904	1,139,084
ADTRAN, Inc.	49,306	1,740,502
Arris Group, Inc.*	110,703	1,081,568
Aruba Networks, Inc.*	54,216	1,156,969
Aviat Networks, Inc.*	42,137	172,340
Bel Fuse, Inc., Class B	1,450	30,189
BigBand Networks, Inc.*	39,895	113,302
Black Box Corp.	15,043	482,279
Blue Coat Systems, Inc.*	36,795	885,288
Comtech Telecommunications Corp.*	25,643	701,336
DG FastChannel, Inc.*	20,260	440,655
EMS Technologies, Inc.*	11,349	211,432
Emulex Corp.*	79,657	831,619
Finisar Corp.*	60,400	1,134,916
Globecomm Systems, Inc.*	3,550	29,714
Harmonic, Inc.*	86,459	594,838
Hughes Communications, Inc.*	2,941	80,142
Infinera Corp.*	86,261	1,006,666
InterDigital, Inc.*	34,625	1,025,246
Ixia*	26,063	323,181
Loral Space & Communications, Inc.*	10,096	527,011
NETGEAR, Inc.*	31,829	859,701
Oclaro, Inc.*	39,600	633,996
Oplink Communications, Inc.*	16,800	333,312
Opnext, Inc.*	83,712	131,428
PC-Tel, Inc.*	6,672	40,966
Plantronics, Inc.	38,259	1,292,389
Powerwave Technologies, Inc.*	88,598	161,248
Riverbed Technology, Inc.*	52,106	2,374,991
SeaChange International, Inc.*	28,110	208,295
ShoreTel, Inc.*	39,787	197,344
Sonus Networks, Inc.*	163,241	576,241
Sycamore Networks, Inc.	16,421	532,205
Tekelec*	58,881	763,098
UTStarcom, Inc.*	93,400	202,678
ViaSat, Inc.*	27,140	$1,115,725

		24,400,873

Computers & Peripherals (0.9%)
Avid Technology, Inc.*	22,731	298,003
Compellent Technologies, Inc.*	13,900	252,702
Cray, Inc.*	32,222	212,665
Electronics for Imaging, Inc.*	49,952	605,418
Imation Corp.*	22,476	209,701
Intermec, Inc.*	57,202	701,297
Intevac, Inc.*	18,600	186,186
Isilon Systems, Inc.*	21,250	473,450
Netezza Corp.*	43,908	1,183,321
Quantum Corp.*	201,581	427,352
STEC, Inc.*	32,499	404,613
Stratasys, Inc.*	22,466	622,757
Super Micro Computer, Inc.*	19,200	199,488
Synaptics, Inc.*	30,737	864,939
Xyratex Ltd.*	24,200	359,128

		7,001,020

Electronic Equipment, Instruments & Components (2.5%)
Anixter International, Inc.*	26,558	1,433,866
Benchmark Electronics, Inc.*	62,748	1,029,067
Brightpoint, Inc.*	43,412	303,450
Checkpoint Systems, Inc.*	36,911	751,139
Cogent, Inc.*	31,949	339,937
Cognex Corp.	36,803	987,056
Coherent, Inc.*	21,452	858,295
Comverge, Inc.*	20,308	159,621
CPI International, Inc.*	473	6,622
CTS Corp.	28,000	269,360
Daktronics, Inc.	26,800	263,176
DTS, Inc.*	15,895	606,712
Electro Rent Corp.	2,169	28,804
FARO Technologies, Inc.*	16,067	350,421
ICx Technologies, Inc.*	25,569	193,046
Insight Enterprises, Inc.*	46,143	721,677
IPG Photonics Corp.*	28,560	689,438
L-1 Identity Solutions, Inc.*	69,037	809,804
Littelfuse, Inc.*	19,549	854,291
Maxwell Technologies, Inc.*	21,200	309,732
Mercury Computer Systems, Inc.*	18,900	227,367
Methode Electronics, Inc.	45,082	409,345
Microvision, Inc.*	71,396	156,357
MTS Systems Corp.	15,602	483,662
Multi-Fineline Electronix, Inc.*	9,200	202,308
Newport Corp.*	27,187	308,301
OSI Systems, Inc.*	15,768	572,694
Park Electrochemical Corp.	15,472	407,532
PC Connection, Inc.*	21,196	144,769
Plexus Corp.*	36,075	1,058,801
Power-One, Inc.*	65,400	594,486
RadiSys Corp.*	23,542	221,766
Rofin-Sinar Technologies, Inc.*	24,925	632,597
Rogers Corp.*	13,684	430,772
Sanmina-SCI Corp.*	63,800	770,704
Scansource, Inc.*	23,039	639,102
SMART Modular Technologies (WWH), Inc.*	42,100	253,863
SYNNEX Corp.*	15,862	446,357
TTM Technologies, Inc.*	65,362	639,894
Universal Display Corp.*	23,260	546,610

		20,112,801

Internet Software & Services (2.1%)
Ancestry.com, Inc.*	15,200	345,952

See Notes to Portfolio of Investments.

EQ ADVISORS TRUST

EQ/SMALL COMPANY INDEX PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

September 30, 2010 (Unaudited)

	Number of Shares	Value (Note 1)
Art Technology Group, Inc.*	109,506	$452,260
comScore, Inc.*	26,663	627,114
Constant Contact, Inc.*	18,346	393,155
DealerTrack Holdings, Inc.*	37,064	633,053
Dice Holdings, Inc.*	31,600	267,968
Digital River, Inc.*	35,331	1,202,667
DivX, Inc.*	18,089	172,388
EarthLink, Inc.	103,433	940,206
GSI Commerce, Inc.*	49,812	1,230,356
Internet Brands, Inc., Class A*	23,600	313,408
Internet Capital Group, Inc.*	30,400	335,312
j2 Global Communications, Inc.*	41,578	989,141
Keynote Systems, Inc.	12,104	140,648
Knot, Inc.*	25,652	234,203
LivePerson, Inc.*	34,100	286,440
LogMeIn, Inc.*	12,100	435,358
LoopNet, Inc.*	20,300	240,352
Marchex, Inc., Class B	33,458	182,346
ModusLink Global Solutions, Inc.*	38,214	242,659
Move, Inc.*	120,105	267,834
NIC, Inc.	46,855	388,428
OpenTable, Inc.*	12,700	864,616
Openwave Systems, Inc.*	79,841	135,730
Perficient, Inc.*	23,900	218,446
Rackspace Hosting, Inc.*	77,790	2,020,984
RealNetworks, Inc.*	70,152	228,695
SAVVIS, Inc.*	35,722	753,020
Stamps.com, Inc.*	14,405	187,265
Terremark Worldwide, Inc.*	60,575	626,345
Travelzoo, Inc.*	2,300	59,248
United Online, Inc.	72,273	413,402
ValueClick, Inc.*	80,524	1,053,254

		16,882,253

IT Services (2.0%)
Acxiom Corp.*	63,869	1,012,962
CACI International, Inc., Class A*	27,959	1,265,424
Cass Information Systems, Inc.	6,700	229,877
CSG Systems International, Inc.*	33,465	610,067
Euronet Worldwide, Inc.*	44,426	799,224
Forrester Research, Inc.*	11,280	373,142
Global Cash Access Holdings, Inc.*	40,400	164,832
Hackett Group, Inc.*	10,719	44,270
Heartland Payment Systems, Inc.	35,637	542,395
iGATE Corp.	19,000	344,660
Integral Systems, Inc.*	23,769	175,415
Lionbridge Technologies, Inc.*	46,700	200,810
ManTech International Corp., Class A*	18,541	734,224
MAXIMUS, Inc.	16,442	1,012,498
MoneyGram International, Inc.*	67,800	165,432
NCI, Inc., Class A*	8,225	155,617
Online Resources Corp.*	38,873	172,596
RightNow Technologies, Inc.*	24,700	486,590
Sapient Corp.	83,569	1,000,321
SRA International, Inc., Class A*	39,774	784,343
Stream Global Services, Inc.*	38,200	154,710
Syntel, Inc.	12,582	559,899
TeleTech Holdings, Inc.*	34,125	506,415
TNS, Inc.*	23,218	393,545
Unisys Corp.*	34,464	961,546
VeriFone Systems, Inc.*	67,731	2,104,402
Wright Express Corp.*	34,002	1,214,212

		16,169,428

Semiconductors & Semiconductor Equipment (3.5%)
Actel Corp.*	17,000	$271,150
Advanced Analogic Technologies, Inc.*	51,670	181,362
Advanced Energy Industries, Inc.*	26,403	344,823
Amkor Technology, Inc.*	104,109	683,996
ANADIGICS, Inc.*	52,100	317,289
Applied Micro Circuits Corp.*	58,562	585,620
ATMI, Inc.*	29,870	443,868
Brooks Automation, Inc.*	59,550	399,580
Cabot Microelectronics Corp.*	22,120	711,822
Cavium Networks, Inc.*	35,602	1,023,913
Cirrus Logic, Inc.*	53,467	953,851
Cymer, Inc.*	26,598	986,254
Day4 Energy, Inc.*	7,000	4,286
Diodes, Inc.*	29,708	507,710
Entegris, Inc.*	148,646	694,177
Entropic Communications, Inc.*	44,945	431,472
Exar Corp.*	30,032	179,892
FEI Co.*	34,673	678,551
FormFactor, Inc.*	42,795	368,037
GT Solar International, Inc.*	50,100	419,337
Hittite Microwave Corp.*	21,915	1,044,250
Integrated Device Technology, Inc.*	130,200	761,670
IXYS Corp.*	25,145	240,135
Kopin Corp.*	61,081	216,838
Kulicke & Soffa Industries, Inc.*	56,441	349,370
Lattice Semiconductor Corp.*	96,400	457,900
LTX-Credence Corp.*	117,800	246,202
MaxLinear, Inc., Class A*	15,600	175,032
Micrel, Inc.	40,675	401,055
Microsemi Corp.*	74,627	1,279,853
Microtune, Inc.*	67,752	196,481
MIPS Technologies, Inc.*	36,400	354,172
MKS Instruments, Inc.*	42,872	770,839
Monolithic Power Systems, Inc.*	31,496	514,330
Netlogic Microsystems, Inc.*	50,210	1,384,792
NVE Corp.*	4,043	173,970
OmniVision Technologies, Inc.*	41,618	958,879
Pericom Semiconductor Corp.*	21,500	186,835
Power Integrations, Inc.	24,124	766,902
RF Micro Devices, Inc.*	212,846	1,306,874
Rubicon Technology, Inc.*	10,200	231,438
Semtech Corp.*	55,396	1,118,445
Sigma Designs, Inc.*	20,459	235,074
Silicon Image, Inc.*	60,800	290,624
Spansion, Inc., Class A*	14,300	214,071
Standard Microsystems Corp.*	17,920	408,755
Tessera Technologies, Inc.*	43,710	808,635
Trident Microsystems, Inc.*	41,033	70,166
TriQuint Semiconductor, Inc.*	125,665	1,206,384
Ultratech, Inc.*	17,324	296,240
Veeco Instruments, Inc.*	30,694	1,070,300
Volterra Semiconductor Corp.*	19,883	427,882
Zoran Corp.*	44,522	340,148

		28,691,531

Software (4.6%)
ACI Worldwide, Inc.*	31,072	695,702
Actuate Corp.*	37,203	191,595
Advent Software, Inc.*	13,507	704,930
American Software, Inc., Class A	6,090	35,931
ArcSight, Inc.*	20,009	871,592
Ariba, Inc.*	77,194	1,458,967
Aspen Technology, Inc.*	49,900	517,463
Blackbaud, Inc.	41,587	999,751

See Notes to Portfolio of Investments.

EQ ADVISORS TRUST

EQ/SMALL COMPANY INDEX PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

September 30, 2010 (Unaudited)

	Number of Shares	Value (Note 1)
Blackboard, Inc.*	27,157	$978,738
Bottomline Technologies, Inc.*	23,491	360,822
CommVault Systems, Inc.*	39,714	1,033,755
Concur Technologies, Inc.*	34,420	1,701,725
Deltek, Inc.*	29,100	233,091
DemandTec, Inc.*	22,861	215,122
Ebix, Inc.*	18,849	442,009
Epicor Software Corp.*	46,139	401,409
EPIQ Systems, Inc.	31,930	391,462
Fair Isaac Corp.	33,127	816,912
FalconStor Software, Inc.*	44,909	137,422
Fortinet, Inc.*	31,700	792,500
Jack Henry & Associates, Inc.	68,044	1,735,122
JDA Software Group, Inc.*	33,455	848,419
Kenexa Corp.*	18,700	327,624
Lawson Software, Inc.*	127,975	1,083,948
Manhattan Associates, Inc.*	21,550	632,493
Mentor Graphics Corp.*	87,318	922,951
MicroStrategy, Inc., Class A*	8,709	754,286
NetScout Systems, Inc.*	18,154	372,339
NetSuite, Inc.*	17,700	417,189
Parametric Technology Corp.*	92,645	1,810,283
Pegasystems, Inc.	10,425	323,696
Progress Software Corp.*	37,518	1,241,846
QAD, Inc.*	159	661
QLIK Technologies, Inc.*	9,700	213,885
Quest Software, Inc.*	47,511	1,168,295
Radiant Systems, Inc.*	34,637	592,293
Renaissance Learning, Inc.	16,300	166,097
Rosetta Stone, Inc.*	8,103	172,108
S1 Corp.*	42,669	222,305
Smith Micro Software, Inc.*	24,400	242,536
SolarWinds, Inc.*	28,000	483,280
Sourcefire, Inc.*	20,346	586,779
SS&C Technologies Holdings, Inc.*	14,500	229,100
SuccessFactors, Inc.*	50,446	1,266,699
Synchronoss Technologies, Inc.*	16,634	296,252
Take-Two Interactive Software, Inc.*	71,456	724,564
Taleo Corp., Class A*	28,441	824,505
TeleCommunication Systems, Inc., Class A*	27,494	107,502
TIBCO Software, Inc.*	136,350	2,418,849
TiVo, Inc.*	92,067	834,127
Tyler Technologies, Inc.*	31,177	628,528
Ultimate Software Group, Inc.*	21,570	833,465
Unica Corp.*	13,300	279,034
VASCO Data Security International, Inc.*	29,783	193,590
VirnetX Holding Corp.	28,000	411,040
Websense, Inc.*	42,504	754,021

		37,100,609

Total Information Technology		150,358,515

Materials (5.4%)
Chemicals (2.5%)
A. Schulman, Inc.	21,143	426,031
Arch Chemicals, Inc.	21,246	745,522
Balchem Corp.	24,885	767,951
Calgon Carbon Corp.*	51,138	741,501
Ferro Corp.*	72,473	934,177
Georgia Gulf Corp.*	27,000	441,180
H.B. Fuller Co.	43,759	869,491
Hawkins, Inc.	6,900	244,398
Innophos Holdings, Inc.	14,913	493,620
Koppers Holdings, Inc.	16,713	449,078
Kraton Performance Polymers, Inc.*	8,900	$241,635
LSB Industries, Inc.*	14,100	261,837
Minerals Technologies, Inc.	17,025	1,003,113
NewMarket Corp.	9,287	1,055,746
Olin Corp.	69,503	1,401,181
OM Group, Inc.*	28,287	852,004
Omnova Solutions, Inc.*	36,300	260,997
PolyOne Corp.*	73,100	883,779
Quaker Chemical Corp.	9,100	296,296
Rockwood Holdings, Inc.*	45,940	1,445,732
Sensient Technologies Corp.	42,125	1,284,391
Solutia, Inc.*	108,279	1,734,630
Stepan Co.	6,244	369,083
STR Holdings, Inc.*	22,700	488,958
W.R. Grace & Co.*	59,605	1,665,364
Westlake Chemical Corp.	18,078	541,075
Zep, Inc.	18,982	331,046

		20,229,816

Construction Materials (0.1%)
Texas Industries, Inc.	20,526	646,980

Containers & Packaging (0.5%)
Boise, Inc.*	56,200	364,738
Graphic Packaging Holding Co.*	94,953	317,143
Rock-Tenn Co., Class A	31,244	1,556,264
Silgan Holdings, Inc.	47,402	1,502,643

		3,740,788

Metals & Mining (1.7%)
Allied Nevada Gold Corp.*	59,421	1,574,657
AMCOL International Corp.	23,149	606,272
Brush Engineered Materials, Inc.*	19,245	547,328
Century Aluminum Co.*	42,291	556,973
Coeur d’Alene Mines Corp.*	65,236	1,299,501
Globe Specialty Metals, Inc.*	49,200	690,768
Golden Star Resources Ltd.*	206,800	1,021,592
Haynes International, Inc.	16,433	573,840
Hecla Mining Co.*	199,429	1,260,391
Horsehead Holding Corp.*	32,667	322,423
Jaguar Mining, Inc.*	67,400	438,100
Kaiser Aluminum Corp.	13,791	590,117
Molycorp, Inc.*	20,170	570,609
Redcorp Ventures Ltd.(b)*†	46,400	—
RTI International Metals, Inc.*	27,586	844,683
Stillwater Mining Co.*	48,978	824,790
Thompson Creek Metals Co., Inc.*	112,100	1,208,438
U.S. Gold Corp.*	64,900	322,553
Worthington Industries, Inc.	59,280	890,979

		14,144,014

Paper & Forest Products (0.6%)
Buckeye Technologies, Inc.	37,020	544,564
Clearwater Paper Corp.*	10,569	804,090
Deltic Timber Corp.	9,253	414,534
KapStone Paper and Packaging Corp.*	27,486	333,680
Louisiana-Pacific Corp.*	103,548	783,858
P.H. Glatfelter Co.	43,415	527,926
Schweitzer-Mauduit International, Inc.	14,782	861,939
Wausau Paper Corp.*	37,989	314,929

		4,585,520

Total Materials		43,347,118

Telecommunication Services (1.0%)
Diversified Telecommunication Services (0.7%)
AboveNet, Inc.*	18,055	940,485

See Notes to Portfolio of Investments.

EQ ADVISORS TRUST

EQ/SMALL COMPANY INDEX PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

September 30, 2010 (Unaudited)

	Number of Shares	Value (Note 1)
Alaska Communications Systems Group, Inc.	31,677	$321,521
Atlantic Tele-Network, Inc.	9,090	447,592
Cbeyond, Inc.*	18,708	240,024
Cincinnati Bell, Inc.*	208,237	555,993
Cogent Communications Group, Inc.*	39,925	378,090
Consolidated Communications Holdings, Inc.	22,542	420,859
General Communication, Inc., Class A*	38,100	379,857
Global Crossing Ltd.*	25,589	329,074
Iridium Communications, Inc.*	27,300	233,142
Neutral Tandem, Inc.*	30,573	365,347
PAETEC Holding Corp.*	126,685	520,675
Premiere Global Services, Inc.*	58,452	413,840

		5,546,499

Wireless Telecommunication Services (0.3%)
NTELOS Holdings Corp.	27,721	469,039
Shenandoah Telecommunications Co.	21,724	394,725
Syniverse Holdings, Inc.*	51,229	1,161,362
USA Mobility, Inc.	18,500	296,555

		2,321,681

Total Telecommunication Services		7,868,180

Utilities (3.3%)
Electric Utilities (1.3%)
Allete, Inc.	25,023	911,588
Cleco Corp.	46,481	1,376,767
El Paso Electric Co.*	40,746	968,940
Empire District Electric Co.	30,023	604,963
IDACORP, Inc.	37,108	1,332,919
MGE Energy, Inc.	20,553	813,693
PNM Resources, Inc.	75,781	863,146
Portland General Electric Co.	57,432	1,164,721
UIL Holdings Corp.	39,731	1,118,825
UniSource Energy Corp.	32,843	1,097,942

		10,253,504

Gas Utilities (1.3%)
Chesapeake Utilities Corp.	7,500	271,650
Laclede Group, Inc.	16,352	562,836
New Jersey Resources Corp.	32,311	1,267,237
Nicor, Inc.	35,092	1,607,915
Northwest Natural Gas Co.	24,242	1,150,283
Piedmont Natural Gas Co., Inc.#	55,177	1,600,133
South Jersey Industries, Inc.	26,076	1,289,980
Southwest Gas Corp.	39,036	1,311,219
WGL Holdings, Inc.	44,725	1,689,711

		10,750,964

Independent Power Producers & Energy Traders (0.1%)
Dynegy, Inc.*	82,200	400,314

Multi-Utilities (0.4%)
Avista Corp.	46,099	962,547
Black Hills Corp.	34,719	1,083,233
CH Energy Group, Inc.	14,668	647,739
NorthWestern Corp.	26,578	757,473

		3,450,992

Water Utilities (0.2%)
American States Water Co.	16,779	600,353
California Water Service Group	16,750	618,912
SJW Corp.	15,852	$390,435

		1,609,700

Total Utilities		26,465,474

Total Common Stocks (99.5%) (Cost $604,351,717)		803,798,561

INVESTMENT COMPANY:
Investment Company (0.0%)
Kayne Anderson Energy Development Co. (Cost $131,203)	8,285	132,975

	Principal Amount	Value (Note 1)
SHORT-TERM INVESTMENT:
Time Deposit (0.6%)
JPMorgan Chase Nassau
0.000%, 10/1/10
(Amortized Cost $5,053,438)	$5,053,438	5,053,438

Total Investments (100.1%)
(Cost/Amortized Cost $609,536,358)		808,984,974
Other Assets Less Liabilities (-0.1%)		(877,640)

Net Assets (100%)		$808,107,334

*	Non-income producing.

†	Securities (totaling $0 or 0.0% of net assets) at fair value by management.

#	All, or a portion of security held by broker as collateral for financial futures contracts, with a total collateral value of $1,884,582.

(b)	Illiquid Security.

See Notes to Portfolio of Investments.

EQ ADVISORS TRUST

EQ/SMALL COMPANY INDEX PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

September 30, 2010 (Unaudited)

At September 30, 2010, the Portfolio had the following futures contracts open: (Note 1)

Purchase	Number of Contracts	Expiration Date	Original Value	Value at 9/30/2010	Unrealized Appreciation/ (Depreciation)
Russell 2000 Mini Index	37	December-10	$2,466,479	$2,495,650	$29,171

The following is a summary of the inputs used to value the Portfolio’s assets and liabilities carried at fair value as of September 30, 2010:

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. For example, money market securities are valued using amortized cost, in accordance with rules under the Investment Company Act of 1940. Generally, amortized cost approximates the current fair value of a security, but since the value is not obtained from a quoted price in an active market, such securities are reflected as Level 2.

Various inputs are used in determining the value of the Portfolio’s investments. These inputs are summarized in the three broad levels listed below:

Investment Type	Level 1 Quoted prices in active markets for identical securities	Level 2 Significant other observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)	Level 3 Significant unobservable inputs (including the Portfolio’s own assumptions in determining the fair value of investments)	Total
Assets:
Common Stocks
Consumer Discretionary	$111,216,728	$—	$—	$111,216,728
Consumer Staples	24,588,718	—	—	24,588,718
Energy	44,811,829	—	—	44,811,829
Financials	167,037,605	—	—	167,037,605
Health Care	104,513,730	—	—	104,513,730
Industrials	123,590,664	—	—	123,590,664
Information Technology	150,358,515	—	—	150,358,515
Materials	43,347,118	—	—	43,347,118
Telecommunication Services	7,868,180	—	—	7,868,180
Utilities	26,465,474	—	—	26,465,474
Futures	29,171	—	—	29,171
Investment Companies
Investment Companies	132,975	—	—	132,975
Short-Term Investments	—	5,053,438	—	5,053,438

Total Assets	$803,960,707	$5,053,438	$—	$809,014,145

Total Liabilities	$—	$—	$—	$—

Total	$803,960,707	$5,053,438	$—	$809,014,145

See Notes to Portfolio of Investments.

EQ ADVISORS TRUST

EQ/SMALL COMPANY INDEX PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

September 30, 2010 (Unaudited)

Following is a reconciliation of Level 3 assets for which significant unobservable inputs were used to determine fair value:

	Investments in Securities-Financials	Investments in Securities-Materials
Balance as of 12/31/09	$1,519	$—
Total gains or losses (realized/unrealized) included in earnings	(1,519)	—
Purchases, sales, issuances, and settlements (net)	—	—
Transfers into Level 3	—	—
Transfers out of Level 3	—	—

Balance as of 9/30/10	$—	$—

The amount of total gains or losses for the year included in earnings attributable to the change in unrealized gains or losses relating to assets and liabilities still held at period ending 9/30/10.	$—	$—

Investment security transactions for the nine months ended September 30, 2010 were as follows:

Cost of Purchases:
Stocks and long-term corporate debt securities	$121,862,172
Net Proceeds of Sales and Redemptions:
Stocks and long-term corporate debt securities	$168,479,889

As of September 30, 2010, the gross unrealized appreciation (depreciation) of investments based on the aggregate cost of investments for Federal income tax purposes was as follows:

Aggregate gross unrealized appreciation	$230,962,333
Aggregate gross unrealized depreciation	(40,294,017)

Net unrealized appreciation	$190,668,316

Federal income tax cost of investments	$618,316,658

See Notes to Portfolio of Investments.

EQ ADVISORS TRUST

EQ/T. ROWE PRICE GROWTH STOCK PORTFOLIO

PORTFOLIO OF INVESTMENTS

September 30, 2010 (Unaudited)

	Number of Shares	Value (Note 1)
COMMON STOCKS:
Consumer Discretionary (17.0%)
Hotels, Restaurants & Leisure (5.1%)
Carnival plc	100,800	$3,961,835
Ctrip.com International Ltd. (ADR)*	69,800	3,332,950
Las Vegas Sands Corp.*	81,900	2,854,215
Marriott International, Inc., Class A	190,909	6,840,269
MGM Resorts International*	200,800	2,265,024
Starbucks Corp.	322,400	8,246,992
Starwood Hotels & Resorts Worldwide, Inc.	95,200	5,002,760

		32,504,045

Internet & Catalog Retail (5.6%)
Amazon.com, Inc.*	163,700	25,710,722
Liberty Media Corp. - Interactive, Class A*	319,500	4,380,345
priceline.com, Inc.*	14,600	5,085,764

		35,176,831

Media (1.4%)
Discovery Communications, Inc., Class A*	60,600	2,639,130
Walt Disney Co.	196,000	6,489,560

		9,128,690

Specialty Retail (2.8%)
AutoZone, Inc.*	15,200	3,479,432
CarMax, Inc.*	139,700	3,892,042
Lowe’s Cos., Inc.	259,500	5,784,255
O’Reilly Automotive, Inc.*	81,000	4,309,200

		17,464,929

Textiles, Apparel & Luxury Goods (2.1%)
Coach, Inc.	165,100	7,092,696
NIKE, Inc., Class B	74,900	6,002,486

		13,095,182

Total Consumer Discretionary		107,369,677

Consumer Staples (2.3%)
Beverages (0.8%)
PepsiCo, Inc.	71,800	4,770,392

Food & Staples Retailing (0.8%)
Costco Wholesale Corp.	77,400	4,991,526

Household Products (0.7%)
Procter & Gamble Co.	76,600	4,593,702

Total Consumer Staples		14,355,620

Energy (7.8%)
Energy Equipment & Services (3.2%)
Cameron International Corp.*	109,000	4,682,640
FMC Technologies, Inc.*	60,900	4,158,861
McDermott International, Inc.*	114,300	1,689,354
Schlumberger Ltd.	152,900	9,420,169

		19,951,024

Oil, Gas & Consumable Fuels (4.6%)
EOG Resources, Inc.	105,400	9,799,038
Murphy Oil Corp.	51,600	3,195,072
Peabody Energy Corp.	78,600	3,852,186
Petroleo Brasileiro S.A. (Preference) (ADR)	188,500	6,186,570
Suncor Energy, Inc.	191,200	6,223,560

		29,256,426

Total Energy		49,207,450

Financials (8.6%)
Capital Markets (3.0%)
Franklin Resources, Inc.	84,700	$9,054,430
Invesco Ltd.	272,400	5,783,052
Northern Trust Corp.	84,700	4,085,928

		18,923,410

Commercial Banks (0.8%)
U.S. Bancorp	162,400	3,511,088
Wells Fargo & Co.	69,700	1,751,561

		5,262,649

Consumer Finance (2.0%)
American Express Co.	276,400	11,617,092
Discover Financial Services	49,600	827,328

		12,444,420

Diversified Financial Services (2.6%)
IntercontinentalExchange, Inc.*	48,600	5,089,392
JPMorgan Chase & Co.	224,800	8,558,136
NYSE Euronext	98,200	2,805,574

		16,453,102

Insurance (0.2%)
Sun Life Financial, Inc.	45,000	1,177,374

Total Financials		54,260,955

Health Care (7.0%)
Biotechnology (0.9%)
Celgene Corp.*	62,900	3,623,669
Human Genome Sciences, Inc.*	70,800	2,109,132

		5,732,801

Health Care Equipment & Supplies (1.5%)
Intuitive Surgical, Inc.*	10,900	3,092,766
Stryker Corp.	85,900	4,299,295
Zimmer Holdings, Inc.*	43,800	2,292,054

		9,684,115

Health Care Providers & Services (3.3%)
Express Scripts, Inc.*	229,900	11,196,130
McKesson Corp.	99,400	6,140,932
Medco Health Solutions, Inc.*	61,500	3,201,690

		20,538,752

Life Sciences Tools & Services (0.5%)
Illumina, Inc.*	58,100	2,858,520

Pharmaceuticals (0.8%)
Allergan, Inc.	79,900	5,315,747

Total Health Care		44,129,935

Industrials (14.7%)
Aerospace & Defense (1.2%)
Precision Castparts Corp.	60,500	7,704,675

Air Freight & Logistics (3.5%)
Expeditors International of Washington, Inc.	109,300	5,052,939
FedEx Corp.	129,600	11,080,800
United Parcel Service, Inc., Class B	90,800	6,055,452

		22,189,191

Commercial Services & Supplies (0.4%)
Republic Services, Inc.	75,100	2,289,799

Electrical Equipment (1.6%)
Babcock & Wilcox Co.*	57,150	1,216,152
Emerson Electric Co.	115,500	6,082,230

See Notes to Portfolio of Investments.

EQ ADVISORS TRUST

EQ/T. ROWE PRICE GROWTH STOCK PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

September 30, 2010 (Unaudited)

	Number of Shares	Value (Note 1)
Rockwell Automation, Inc.	44,900	$2,771,677

		10,070,059

Industrial Conglomerates (1.2%)
3M Co.	91,500	7,933,965

Machinery (4.8%)
Bucyrus International, Inc.	35,200	2,441,120
Caterpillar, Inc.	18,200	1,431,976
Cummins, Inc.	16,400	1,485,512
Danaher Corp.	445,200	18,079,572
Deere & Co.	41,500	2,895,870
PACCAR, Inc.	84,300	4,059,045

		30,393,095

Road & Rail (0.6%)
Union Pacific Corp.	44,100	3,607,380

Trading Companies & Distributors (1.4%)
Fastenal Co.	108,200	5,755,158
W.W. Grainger, Inc.	27,400	3,263,614

		9,018,772

Total Industrials		93,206,936

Information Technology (32.6%)
Communications Equipment (4.0%)
Cisco Systems, Inc.*	314,500	6,887,550
Juniper Networks, Inc.*	195,700	5,939,495
QUALCOMM, Inc.	274,400	12,380,928

		25,207,973

Computers & Peripherals (8.3%)
Apple, Inc.*	161,100	45,712,125
EMC Corp.*	73,600	1,494,816
NetApp, Inc.*	50,500	2,514,395
SanDisk Corp.*	77,600	2,844,040

		52,565,376

Electronic Equipment, Instruments & Components (2.2%)
Corning, Inc.	479,400	8,763,432
Dolby Laboratories, Inc., Class A*	91,200	5,181,072

		13,944,504

Internet Software & Services (9.9%)
Akamai Technologies, Inc.*	101,800	5,108,324
Baidu, Inc. (ADR)*	141,100	14,479,682
eBay, Inc.*	189,000	4,611,600
Google, Inc., Class A*	61,100	32,125,769
Tencent Holdings Ltd.	265,700	5,807,912

		62,133,287

IT Services (5.4%)
Accenture plc, Class A	143,100	6,080,319
Automatic Data Processing, Inc.	28,900	1,214,667
Mastercard, Inc., Class A	36,000	8,064,000
Visa, Inc., Class A	209,200	15,535,192
Western Union Co.	191,400	3,382,038

		34,276,216

Semiconductors & Semiconductor Equipment (2.0%)
ASML Holding N.V. (N.Y. Shares)	81,500	2,422,995
Broadcom Corp., Class A	167,300	5,920,747
Marvell Technology Group Ltd.*	98,000	1,715,980
Samsung Electronics Co., Ltd. (GDR)(b)§	6,912	2,355,021

		12,414,743

Software (0.8%)
Autodesk, Inc.*	41,500	1,326,755
Autonomy Corp. plc*	32,300	919,917
Rovi Corp.*	40,000	2,016,400
Salesforce.com, Inc.*	8,700	$972,660

		5,235,732

Total Information Technology		205,777,831

Materials (5.1%)
Chemicals (3.3%)
Air Products & Chemicals, Inc.	33,300	2,757,906
Mosaic Co.	49,400	2,902,744
Potash Corp. of Saskatchewan, Inc.	3,800	547,352
Praxair, Inc.	161,800	14,604,068

		20,812,070

Metals & Mining (1.8%)
Agnico-Eagle Mines Ltd.	29,200	2,074,076
BHP Billiton Ltd.	156,266	5,876,924
Freeport-McMoRan Copper & Gold, Inc.	44,800	3,825,472

		11,776,472

Total Materials		32,588,542

Telecommunication Services (4.2%)
Wireless Telecommunication Services (4.2%)
American Tower Corp., Class A*	216,800	11,113,168
Crown Castle International Corp.*	345,200	15,240,580

Total Telecommunication Services		26,353,748

Total Common Stocks (99.3%) (Cost $526,384,435)		627,250,694

	Principal Amount	Value (Note 1)
SHORT-TERM INVESTMENT:
Time Deposit (1.0%)
JPMorgan Chase Nassau
0.000%, 10/1/10
(Amortized Cost $6,317,003)	$6,317,003	6,317,003

Total Investments (100.3%) (Cost/Amortized Cost $532,701,438)		633,567,697
Other Assets Less Liabilities (-0.3%)		(1,912,793)

Net Assets (100%)		$631,654,904

*	Non-income producing.

§	Securities exempt from registration under Rule 144A of the Securities Act of 1933. These securities may only be resold to qualified institutional buyers. At September 30, 2010, the market value of these securities amounted to $2,355,021 or 0.4% of net assets. Securities denoted with “§” but without “b” have been determined to be liquid under the guidelines established by the Board of Trustees. To the extent any securities might provide a right to demand registration, such rights have not been relied upon when determining liquidity.

(b)	Illiquid Security.

Glossary:

ADR — American Depositary Receipt

GDR — Global Depositary Receipt

See Notes to Portfolio of Investments.

EQ ADVISORS TRUST

EQ/T. ROWE PRICE GROWTH STOCK PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

September 30, 2010 (Unaudited)

The following is a summary of the inputs used to value the Portfolio’s assets and liabilities carried at fair value as of September 30, 2010:

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. For example, money market securities are valued using amortized cost, in accordance with rules under the Investment Company Act of 1940. Generally, amortized cost approximates the current fair value of a security, but since the value is not obtained from a quoted price in an active market, such securities are reflected as Level 2.

Various inputs are used in determining the value of the Portfolio’s investments. These inputs are summarized in the three broad levels listed below:

Investment Type	Level 1 Quoted prices in active markets for identical securities	Level 2 Significant other observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)	Level 3 Significant unobservable inputs (including the Portfolio’s own assumptions in determining the fair value of investments)	Total
Assets:
Common Stocks
Consumer Discretionary	$103,407,842	$3,961,835	$—	$107,369,677
Consumer Staples	14,355,620	—	—	14,355,620
Energy	49,207,450	—	—	49,207,450
Financials	54,260,955	—	—	54,260,955
Health Care	44,129,935	—	—	44,129,935
Industrials	93,206,936	—	—	93,206,936
Information Technology	196,694,981	9,082,850	—	205,777,831
Materials	26,711,618	5,876,924	—	32,588,542
Telecommunication Services	26,353,748	—	—	26,353,748
Short-Term Investments	—	6,317,003	—	6,317,003

Total Assets	$608,329,085	$25,238,612	$—	$633,567,697

Total Liabilities	$—	$—	$—	$—

Total	$608,329,085	$25,238,612	$—	$633,567,697

Investment security transactions for the nine months ended September 30, 2010 were as follows:

Cost of Purchases:
Stocks and long-term corporate debt securities	$219,811,886
Net Proceeds of Sales and Redemptions:
Stocks and long-term corporate debt securities	$205,765,957

As of September 30, 2010, the gross unrealized appreciation (depreciation) of investments based on the aggregate cost of investments for Federal income tax purposes was as follows:

Aggregate gross unrealized appreciation	$106,552,754
Aggregate gross unrealized depreciation	(10,430,473)

Net unrealized appreciation	$96,122,281

Federal income tax cost of investments	$537,445,416

See Notes to Portfolio of Investments.

EQ ADVISORS TRUST

EQ/TEMPLETON GLOBAL EQUITY PORTFOLIO

PORTFOLIO OF INVESTMENTS

September 30, 2010 (Unaudited)

	Number of Shares	Value (Note 1)
COMMON STOCKS:
Consumer Discretionary (11.9%)
Auto Components (0.4%)
Aisin Seiki Co., Ltd.	1,800	$56,148
Bridgestone Corp.	6,500	118,430
Cie Generale des Etablissements Michelin, Class B	29,339	2,232,199
Continental AG*	508	39,481
Denso Corp.	5,200	154,169
Goodyear Tire & Rubber Co.*	2,300	24,725
Johnson Controls, Inc.	6,628	202,154
Koito Manufacturing Co., Ltd.	1,000	15,333
NGK Spark Plug Co., Ltd.	2,000	26,761
NHK Spring Co., Ltd.	2,000	16,555
NOK Corp.	900	15,665
Nokian Renkaat Oyj	883	30,322
Pirelli & C. S.p.A.	1,634	13,298
Stanley Electric Co., Ltd.	1,200	19,118
Sumitomo Rubber Industries Ltd.	1,100	10,739
Toyoda Gosei Co., Ltd.	800	17,633
Toyota Boshoku Corp.	700	11,647
Toyota Industries Corp.	2,100	56,072

		3,060,449

Automobiles (2.0%)
Bayerische Motoren Werke (BMW) AG	48,941	3,432,016
Bayerische Motoren Werke (BMW) AG (Preference)	614	28,639
Daihatsu Motor Co., Ltd.	2,000	26,761
Daimler AG (Registered)*	9,093	575,920
Fiat S.p.A.	8,431	130,107
Ford Motor Co.*	33,760	413,222
Fuji Heavy Industries Ltd.	5,000	31,864
Harley-Davidson, Inc.	2,318	65,924
Honda Motor Co., Ltd.	16,500	585,643
Hyundai Motor Co.	31,793	4,266,020
Isuzu Motors Ltd.	11,000	42,429
Mazda Motor Corp.	14,100	33,950
Mitsubishi Motors Corp.*	39,000	50,922
Nissan Motor Co., Ltd.	26,200	228,795
Peugeot S.A.*	1,401	47,108
Porsche Automobil Holding SE (Preference)	1,002	49,619
Renault S.A.*	2,056	105,793
Suzuki Motor Corp.	3,300	69,416
Toyota Motor Corp.	104,900	3,767,252
Volkswagen AG	357	39,338
Volkswagen AG (Preference)	1,727	208,429
Yamaha Motor Co., Ltd.*	2,200	33,021

		14,232,188

Distributors (0.0%)
Canon Marketing Japan, Inc.	700	9,635
Genuine Parts Co.	1,551	69,159
Jardine Cycle & Carriage Ltd.	1,000	29,884
Li & Fung Ltd.	22,000	123,768

		232,446

Diversified Consumer Services (0.0%)
Apollo Group, Inc., Class A*	1,200	61,620
Benesse Holdings, Inc.	600	28,893
DeVry, Inc.	676	33,266
H&R Block, Inc.	3,300	42,735

		166,514

Hotels, Restaurants & Leisure (0.6%)
Accor S.A.	34,388	$1,255,666
Aristocrat Leisure Ltd.	3,010	10,270
Autogrill S.p.A.*	893	11,200
Carnival Corp.	4,300	164,303
Carnival plc	1,716	67,445
Compass Group plc	19,128	159,406
Crown Ltd.	5,838	47,342
Darden Restaurants, Inc.	1,363	58,309
Genting Singapore plc*	55,942	79,121
Intercontinental Hotels Group plc	2,656	47,397
International Game Technology	2,934	42,396
Marriott International, Inc., Class A	2,821	101,076
McDonald’s Corp.	10,466	779,822
McDonald’s Holdings Co. Japan Ltd.	973	23,427
OPAP S.A.	2,171	34,331
Oriental Land Co., Ltd.	600	55,918
Sands China Ltd.*	24,396	44,020
Shangri-La Asia Ltd.	16,000	36,418
Sky City Entertainment Group Ltd.	6,322	13,127
Sodexo S.A.	885	57,428
Starbucks Corp.	7,069	180,825
Starwood Hotels & Resorts Worldwide, Inc.	1,872	98,374
TABCORP Holdings Ltd.	6,891	46,623
Tatts Group Ltd.	9,671	22,341
Thomas Cook Group plc	8,852	23,890
TUI AG*	1,678	20,531
TUI Travel plc	5,765	19,417
Whitbread plc	1,806	46,074
Wyndham Worldwide Corp.	1,900	52,193
Wynn Macau Ltd.*	15,600	26,982
Wynn Resorts Ltd.	717	62,214
Yum! Brands, Inc.	4,597	211,738

		3,899,624

Household Durables (0.2%)
Casio Computer Co., Ltd.	1,700	12,606
D.R. Horton, Inc.	2,757	30,658
Electrolux AB, Class B	2,179	53,664
Fortune Brands, Inc.	1,395	68,676
Harman International Industries, Inc.*	800	26,728
Husqvarna AB, Class B	5,135	38,015
Leggett & Platt, Inc.	1,600	36,416
Lennar Corp., Class A	1,400	21,532
Newell Rubbermaid, Inc.	2,739	48,782
Panasonic Corp.	19,300	261,479
Pulte Group, Inc.*	3,057	26,779
Rinnai Corp.	500	29,408
Sanyo Electric Co., Ltd.*	15,000	24,796
Sekisui Chemical Co., Ltd.	5,000	30,247
Sekisui House Ltd.	6,000	53,905
Sharp Corp.	10,000	99,545
Sony Corp.	9,900	306,084
Stanley Black & Decker, Inc.	1,631	99,948
Whirlpool Corp.	748	60,558

		1,329,826

Internet & Catalog Retail (0.4%)
Amazon.com, Inc.*	3,482	546,883
DeNA Co., Ltd.	1,000	31,493
Expedia, Inc.	65,424	1,845,611
Home Retail Group plc	9,050	29,286
priceline.com, Inc.*	476	165,810

See Notes to Portfolio of Investments.

EQ ADVISORS TRUST

EQ/TEMPLETON GLOBAL EQUITY PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

September 30, 2010 (Unaudited)

	Number of Shares	Value (Note 1)
Rakuten, Inc.	67	$49,038

		2,668,121

Leisure Equipment & Products (0.1%)
Eastman Kodak Co.*	2,100	8,820
Hasbro, Inc.	1,335	59,421
Mattel, Inc.	3,541	83,072
Namco Bandai Holdings, Inc.	2,600	24,106
Nikon Corp.	3,000	55,630
Sankyo Co., Ltd.	400	21,179
Sega Sammy Holdings, Inc.	1,500	22,928
Shimano, Inc.	800	42,357
Yamaha Corp.	2,000	23,215

		340,728

Media (5.6%)
British Sky Broadcasting Group plc	11,723	129,922
CBS Corp., Class B	6,701	106,278
Comcast Corp., Class A	357,150	6,104,868
Dentsu, Inc.	1,761	40,797
DIRECTV, Class A*	8,516	354,521
Discovery Communications, Inc., Class A*	2,900	126,295
Eutelsat Communications S.A.	1,215	46,378
Fairfax Media Ltd.	25,389	35,951
Fuji Media Holdings, Inc.	8	10,187
Gannett Co., Inc.	2,500	30,575
Gestevision Telecinco S.A.	599	6,598
Hakuhodo DY Holdings, Inc.	260	12,583
Interpublic Group of Cos., Inc.*	5,200	52,156
ITV plc*	26,173	24,525
J.C. Decaux S.A.*	913	24,103
Jupiter Telecommunications Co., Ltd.	21	22,640
Lagardere S.C.A.	1,147	44,806
McGraw-Hill Cos., Inc.	2,869	94,849
Mediaset S.p.A.	7,420	52,600
Meredith Corp.	400	13,324
Metropole Television S.A.	436	10,253
Modern Times Group AB, Class B	509	37,946
New York Times Co., Class A*	1,500	11,610
News Corp., Class A	422,160	5,513,410
Omnicom Group, Inc.	2,900	114,492
PagesJaunes Groupe S.A.	1,296	13,571
Pearson plc	231,485	3,583,670
Publicis Groupe S.A.	1,098	52,150
Reed Elsevier N.V.	162,958	2,054,911
Reed Elsevier plc	12,507	105,702
Sanoma Oyj	909	19,232
Scripps Networks Interactive, Inc., Class A	884	42,061
SES S.A.	3,241	77,917
Singapore Press Holdings Ltd.	17,000	54,939
Societe Television Francaise 1 S.A.	1,457	22,683
Television Broadcasts Ltd.	3,000	17,129
Time Warner Cable, Inc.	63,454	3,425,881
Time Warner, Inc.	127,400	3,904,810
Toho Co., Ltd.	800	12,870
Viacom, Inc., Class B	89,700	3,246,243
Vivendi S.A.	202,655	5,539,202
Walt Disney Co.	118,507	3,923,767
Washington Post Co., Class B	42	16,775
Wolters Kluwer N.V.	2,608	54,752
WPP plc	12,929	143,085

		39,333,017

Multiline Retail (0.5%)
Big Lots, Inc.*	602	20,017
Family Dollar Stores, Inc.	1,300	$57,408
Harvey Norman Holdings Ltd.	3,733	13,603
Isetan Mitsukoshi Holdings Ltd.	4,000	41,543
J. Front Retailing Co., Ltd.	6,000	27,887
J.C. Penney Co., Inc.	2,327	63,248
Kohl’s Corp.*	3,088	162,676
Lifestyle International Holdings Ltd.	6,500	16,051
Macy’s, Inc.	4,161	96,077
Marks & Spencer Group plc	16,291	99,321
Marui Group Co., Ltd.	1,500	11,230
Next plc	2,034	70,806
Nordstrom, Inc.	1,750	65,100
PPR S.A.	795	128,699
Sears Holdings Corp.*	355	25,610
Takashimaya Co., Ltd.	2,000	15,429
Target Corp.	45,167	2,413,724

		3,328,429

Specialty Retail (1.8%)
ABC-Mart, Inc.	200	6,157
Abercrombie & Fitch Co., Class A	800	31,456
AutoNation, Inc.*	763	17,740
AutoZone, Inc.*	300	68,673
Bed Bath & Beyond, Inc.*	2,598	112,779
Best Buy Co., Inc.	3,406	139,067
CarMax, Inc.*	2,192	61,069
Esprit Holdings Ltd.	12,716	68,998
Fast Retailing Co., Ltd.	500	70,436
GameStop Corp., Class A*	1,400	27,594
Gap, Inc.	4,500	83,880
Hennes & Mauritz AB, Class B	10,582	383,224
Home Depot, Inc.	80,410	2,547,389
Inditex S.A.	36,547	2,903,169
Kingfisher plc	897,212	3,300,886
Limited Brands, Inc.	2,605	69,762
Lowe’s Cos., Inc.	13,833	308,337
Nitori Holdings Co., Ltd.	300	25,084
Office Depot, Inc.*	3,200	14,720
O’Reilly Automotive, Inc.*	1,366	72,671
RadioShack Corp.	1,234	26,321
Ross Stores, Inc.	1,090	59,536
Shimamura Co., Ltd.	200	18,567
Staples, Inc.	7,187	150,352
Tiffany & Co.	1,300	61,087
TJX Cos., Inc.	4,000	178,520
Urban Outfitters, Inc.*	1,300	40,872
USS Co., Ltd.	24,590	1,835,119
Yamada Denki Co., Ltd.	810	50,261

		12,733,726

Textiles, Apparel & Luxury Goods (0.3%)
Adidas AG	2,080	128,763
Asics Corp.	1,000	10,194
Billabong International Ltd.	1,567	12,071
Burberry Group plc	4,473	73,077
Christian Dior S.A.	727	95,025
Cie Financiere Richemont S.A., Class A	5,294	254,881
Coach, Inc.	3,000	128,880
Hermes International S.A.	536	122,393
Luxottica Group S.p.A.	1,215	33,226
LVMH Moet Hennessy Louis Vuitton S.A.	2,445	358,647
NIKE, Inc., Class B	3,804	304,853
Nisshinbo Holdings, Inc.	1,000	10,026
Polo Ralph Lauren Corp.	642	57,690

See Notes to Portfolio of Investments.

EQ ADVISORS TRUST

EQ/TEMPLETON GLOBAL EQUITY PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

September 30, 2010 (Unaudited)

	Number of Shares	Value (Note 1)
Puma AG Rudolf Dassler Sport	76	$25,073
Swatch Group AG	313	117,759
Swatch Group AG (Registered)	571	39,455
VF Corp.	900	72,918
Yue Yuen Industrial Holdings Ltd.	7,500	27,791

		1,872,722

Total Consumer Discretionary		83,197,790

Consumer Staples (4.6%)
Beverages (0.7%)
Anheuser-Busch InBev N.V.	7,371	433,594
Asahi Breweries Ltd.	4,100	82,020
Brown-Forman Corp., Class B	986	60,777
Carlsberg A/S, Class B	1,152	120,114
Coca Cola Hellenic Bottling Co. S.A.	2,123	56,032
Coca-Cola Amatil Ltd.	6,356	73,598
Coca-Cola Co.	22,700	1,328,404
Coca-Cola Enterprises, Inc.	3,300	102,300
Coca-Cola West Co., Ltd.	200	3,373
Constellation Brands, Inc., Class A*	1,535	27,154
Diageo plc	25,199	433,853
Dr. Pepper Snapple Group, Inc.	2,285	81,163
Foster’s Group Ltd.	19,570	115,951
Heineken Holding N.V.	1,311	57,352
Heineken N.V.	2,429	125,963
Ito En Ltd.	200	3,285
Kirin Holdings Co., Ltd.	8,000	113,560
Molson Coors Brewing Co., Class B	1,556	73,474
PepsiCo, Inc.	15,621	1,037,859
Pernod-Ricard S.A.	1,996	166,664
SABMiller plc	9,705	310,324
Sapporo Holdings Ltd.	3,000	14,051

		4,820,865

Food & Staples Retailing (1.6%)
Aeon Co., Ltd.	6,600	70,839
Carrefour S.A.	5,872	315,517
Casino Guichard Perrachon S.A.	653	59,786
Colruyt S.A.	183	48,373
Costco Wholesale Corp.	4,372	281,950
CVS Caremark Corp.	99,908	3,144,105
Delhaize Group S.A.	981	71,147
FamilyMart Co., Ltd.	400	14,341
J Sainsbury plc	12,297	75,473
Jeronimo Martins SGPS S.A.	2,930	39,184
Kesko Oyj, Class B	818	38,383
Koninklijke Ahold N.V.	12,009	161,879
Kroger Co.	6,131	132,797
Lawson, Inc.	600	27,492
Metcash Ltd.	6,197	26,175
Metro AG	1,188	77,333
Olam International Ltd.	15,000	37,183
Safeway, Inc.	3,756	79,477
Seven & I Holdings Co., Ltd.	7,700	180,417
SUPERVALU, Inc.	1,900	21,907
Sysco Corp.	5,923	168,924
Tesco plc	563,923	3,756,075
UNY Co., Ltd.	1,000	7,906
Walgreen Co.	9,580	320,930
Wal-Mart Stores, Inc.	19,676	1,053,060
Wesfarmers Ltd.	10,040	319,170
Wesfarmers Ltd. (PPS)	1,825	58,369
Whole Foods Market, Inc.*	1,419	52,659
WM Morrison Supermarkets plc	21,785	101,195
Woolworths Ltd.	12,468	347,549

		11,089,595

Food Products (1.4%)
Ajinomoto Co., Inc.	6,000	$58,721
Archer-Daniels-Midland Co.	6,166	196,819
Aryzta AG	701	30,675
Associated British Foods plc	3,668	60,444
Campbell Soup Co.	1,905	68,104
ConAgra Foods, Inc.	4,499	98,708
Danone S.A.	5,741	343,384
Dean Foods Co.*	2,000	20,420
General Mills, Inc.	6,400	233,856
Golden Agri-Resources Ltd.	59,244	25,678
Goodman Fielder Ltd.	9,475	11,951
H.J. Heinz Co.	3,214	152,247
Hershey Co.	1,481	70,481
Hormel Foods Corp.	682	30,417
J.M. Smucker Co.	1,200	72,636
Kellogg Co.	2,585	130,568
Kerry Group plc, Class A	1,628	57,115
Kikkoman Corp.	2,000	22,065
Kraft Foods, Inc., Class A	17,168	529,804
Lindt & Spruengli AG	6	14,386
Lindt & Spruengli AG (Registered)	1	27,935
McCormick & Co., Inc. (Non-Voting)	1,400	58,856
Mead Johnson Nutrition Co.	1,921	109,324
MEIJI Holdings Co., Ltd.	869	40,910
Nestle S.A. (Registered)	109,494	5,833,217
Nippon Meat Packers, Inc.	2,000	24,485
Nisshin Seifun Group, Inc.	2,500	32,852
Nissin Food Holdings Co., Ltd.	900	32,505
Parmalat S.p.A.	15,412	39,542
Premier Foods plc*	1,780,555	455,084
Sara Lee Corp.	6,500	87,295
Suedzucker AG	832	18,607
Toyo Suisan Kaisha Ltd.	1,000	20,616
Tyson Foods, Inc., Class A	2,615	41,892
Unilever N.V. (CVA)	16,661	497,985
Unilever plc	13,237	382,818
Wilmar International Ltd.	19,000	86,830
Yakult Honsha Co., Ltd.	800	24,705
Yamazaki Baking Co., Ltd.	1,000	12,195

		10,056,132

Household Products (0.4%)
Clorox Co.	1,304	87,055
Colgate-Palmolive Co.	4,800	368,928
Henkel AG & Co. KGaA	1,193	54,019
Henkel AG & Co. KGaA (Preference)	1,988	106,780
Kimberly-Clark Corp.	4,000	260,200
Procter & Gamble Co.	27,930	1,674,962
Reckitt Benckiser Group plc	6,264	344,503
Unicharm Corp.	1,200	48,299

		2,944,746

Personal Products (0.1%)
Avon Products, Inc.	4,222	135,568
Beiersdorf AG	1,006	61,577
Estee Lauder Cos., Inc., Class A	1,031	65,190
Kao Corp.	5,500	134,008
L’Oreal S.A.	2,383	267,947
Shiseido Co., Ltd.	3,500	78,570

		742,860

Tobacco (0.4%)
Altria Group, Inc.	20,514	492,746
British American Tobacco plc	20,299	757,173
Imperial Tobacco Group plc	10,483	312,393
Japan Tobacco, Inc.	48	159,789

See Notes to Portfolio of Investments.

EQ ADVISORS TRUST

EQ/TEMPLETON GLOBAL EQUITY PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

September 30, 2010 (Unaudited)

	Number of Shares	Value (Note 1)
Lorillard, Inc.	1,500	$120,465
Philip Morris International, Inc.	18,030	1,010,041
Reynolds American, Inc.	1,664	98,825
Swedish Match AB	2,521	67,248

		3,018,680

Total Consumer Staples		32,672,878

Energy (7.2%)
Energy Equipment & Services (1.6%)
Aker Solutions ASA	1,903	27,585
AMEC plc	3,422	53,004
Baker Hughes, Inc.	56,899	2,423,897
Cameron International Corp.*	2,248	96,574
Cie Generale de Geophysique-Veritas*	1,311	28,774
Diamond Offshore Drilling, Inc.	599	40,594
FMC Technologies, Inc.*	1,181	80,650
Fugro N.V. (CVA)	680	44,714
Halliburton Co.	125,550	4,151,939
Helmerich & Payne, Inc.	1,137	46,003
Nabors Industries Ltd.*	2,808	50,712
National Oilwell Varco, Inc.	4,125	183,439
Noble Corp.*	21,000	709,590
Petrofac Ltd.	2,631	56,747
Rowan Cos., Inc.*	1,128	34,246
Saipem S.p.A.	2,597	104,016
SBM Offshore N.V.	90,013	1,705,672
Schlumberger Ltd.	13,369	823,664
Seadrill Ltd.	2,678	77,365
Technip S.A.	1,002	80,579
Tenaris S.A.	5,256	100,815
WorleyParsons Ltd.	1,689	36,323

		10,956,902

Oil, Gas & Consumable Fuels (5.6%)
Anadarko Petroleum Corp.	4,900	279,545
Apache Corp.	3,586	350,567
BG Group plc	128,329	2,254,807
BP plc	796,305	5,351,417
Cabot Oil & Gas Corp.	1,100	33,121
Cairn Energy plc*	13,196	94,029
Caltex Australia Ltd.	882	10,221
Chesapeake Energy Corp.	6,441	145,889
Chevron Corp.	43,030	3,487,581
ConocoPhillips	14,600	838,478
Consol Energy, Inc.	2,223	82,162
Cosmo Oil Co., Ltd.	4,000	10,446
Denbury Resources, Inc.*	4,100	65,149
Devon Energy Corp.	4,271	276,505
El Paso Corp.	7,200	89,136
Energy Resources of Australia Ltd.	1,048	13,472
ENI S.p.A.	177,887	3,838,845
EOG Resources, Inc.	2,491	231,588
EQT Corp.	1,500	54,090
Exxon Mobil Corp.	50,044	3,092,219
Galp Energia SGPS S.A., Class B	2,329	40,196
Gazprom OAO (ADR)	74,400	1,558,680
Hess Corp.	2,877	170,088
Idemitsu Kosan Co., Ltd.	200	17,154
INPEX Corp.	22	103,570
Japan Petroleum Exploration Co.	400	15,069
JX Holdings, Inc.	21,994	127,517
Marathon Oil Corp.	7,102	235,076
Massey Energy Co.	1,005	31,175
Mongolia Energy Co., Ltd.*	41,746	17,325
Murphy Oil Corp.	1,888	116,905
Neste Oil Oyj	1,474	$23,028
Noble Energy, Inc.	1,752	131,558
Occidental Petroleum Corp.	8,000	626,400
OMV AG	1,389	51,997
Origin Energy Ltd.	9,269	141,999
Paladin Energy Ltd.*	8,301	28,804
Peabody Energy Corp.	2,600	127,426
Pioneer Natural Resources Co.	1,142	74,264
QEP Resources, Inc.	1,801	54,282
Range Resources Corp.	1,575	60,055
Repsol YPF S.A.	7,179	184,921
Royal Dutch Shell plc, Class A	35,692	1,074,274
Royal Dutch Shell plc, Class B	184,661	5,386,859
Santos Ltd.	8,823	109,242
Showa Shell Sekiyu KK	2,700	20,635
Southwestern Energy Co.*	3,407	113,930
Spectra Energy Corp.	6,143	138,525
Statoil ASA	81,766	1,705,906
Sunoco, Inc.	1,292	47,158
Tesoro Corp.	1,405	18,771
TonenGeneral Sekiyu KK	2,000	18,519
Total S.A.	106,280	5,477,423
Tullow Oil plc	9,125	182,621
Valero Energy Corp.	5,574	97,601
Williams Cos., Inc.	5,755	109,978
Woodside Petroleum Ltd.	5,577	236,533

		39,274,731

Total Energy		50,231,633

Financials (12.6%)
Capital Markets (0.9%)
3i Group plc	10,008	45,042
Ameriprise Financial, Inc.	2,389	113,071
Bank of New York Mellon Corp.	12,080	315,650
Charles Schwab Corp.	9,931	138,041
Credit Suisse Group AG (Registered)	11,641	497,555
Daiwa Securities Group, Inc.	16,500	66,609
Deutsche Bank AG (Registered)	6,278	343,580
E*TRADE Financial Corp.*	1,955	28,426
Federated Investors, Inc., Class B	903	20,552
Franklin Resources, Inc.	1,406	150,301
GAM Holding Ltd.*	1,713	25,974
Goldman Sachs Group, Inc.	5,076	733,888
ICAP plc	5,375	36,434
Invesco Ltd.	4,608	97,828
Investec plc	5,164	41,250
Jafco Co., Ltd.	200	4,722
Janus Capital Group, Inc.	2,100	22,995
Julius Baer Group Ltd.	2,145	78,081
Legg Mason, Inc.	1,360	41,222
Macquarie Group Ltd.	3,528	123,680
Man Group plc	17,650	60,749
Matsui Securities Co., Ltd.	400	2,238
Mediobanca S.p.A.*	5,665	52,670
Mizuho Securities Co., Ltd.	8,000	18,304
Morgan Stanley	13,751	339,375
Nomura Holdings, Inc.	34,500	166,962
Northern Trust Corp.	2,383	114,956
Ratos AB, Class B	1,289	44,520
SBI Holdings, Inc.	147	18,437
Schroders plc	1,260	28,463
State Street Corp.	4,802	180,843
T. Rowe Price Group, Inc.	2,600	130,169
UBS AG (Registered)*	110,568	1,876,837

		5,959,424

See Notes to Portfolio of Investments.

EQ ADVISORS TRUST

EQ/TEMPLETON GLOBAL EQUITY PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

September 30, 2010 (Unaudited)

	Number of Shares	Value (Note 1)
Commercial Banks (4.6%)
77 Bank Ltd.	5,000	$25,335
Alpha Bank AE*	4,219	26,457
Aozora Bank Ltd.	10,000	14,734
Australia & New Zealand Banking Group Ltd.	25,668	587,487
Banca Carige S.p.A.	5,056	11,773
Banca Monte dei Paschi di Siena S.p.A.*	27,039	37,451
Banca Popolare di Milano S.c.a.r.l.	2,942	14,037
Banco Bilbao Vizcaya Argentaria S.A.	36,048	486,756
Banco Comercial Portugues S.A. (Registered)	30,217	26,322
Banco de Sabadell S.A.	8,082	40,479
Banco de Valencia S.A.	2,977	16,964
Banco Espirito Santo S.A. (Registered)	4,002	18,522
Banco Popolare S.c.a.r.l.	5,851	35,016
Banco Popular Espanol S.A.	8,137	51,581
Banco Santander S.A.	82,811	1,051,816
Bank Hapoalim B.M.*	10,146	46,435
Bank Leumi Le-Israel B.M.*	12,198	56,663
Bank of Cyprus Public Co., Ltd.	6,808	34,340
Bank of East Asia Ltd.	17,200	72,823
Bank of Ireland*	34,555	29,206
Bank of Kyoto Ltd.	4,000	32,439
Bank of Yokohama Ltd.	11,000	51,390
Bankinter S.A.	3,926	27,280
Barclays plc	115,460	543,403
BB&T Corp.	6,931	166,898
Bendigo and Adelaide Bank Ltd.	3,572	31,590
BNP Paribas S.A.	9,577	681,123
BOC Hong Kong Holdings Ltd.	36,500	115,726
Chiba Bank Ltd.	7,000	40,836
Chugoku Bank Ltd.	2,000	24,317
Chuo Mitsui Trust Holdings, Inc.	11,000	36,500
Comerica, Inc.	1,595	59,254
Commerzbank AG*	7,990	66,226
Commonwealth Bank of Australia	15,719	777,436
Credit Agricole S.A.	9,129	142,683
Danske Bank A/S*	4,535	109,418
DBS Group Holdings Ltd.	204,988	2,194,686
Deutsche Postbank AG*	762	25,934
Dexia S.A.*	6,744	29,714
DnB NOR ASA	9,819	133,649
EFG Eurobank Ergasias S.A.*	4,029	24,277
Erste Group Bank AG	1,860	74,472
Fifth Third Bancorp	8,000	96,240
First Horizon National Corp.*	2,597	29,636
Fukuoka Financial Group, Inc.	7,000	28,007
Gunma Bank Ltd.	5,000	26,174
Hachijuni Bank Ltd.	5,000	26,114
Hang Seng Bank Ltd.	7,700	113,235
Hiroshima Bank Ltd.	7,000	28,510
Hokuhoku Financial Group, Inc.	16,000	29,324
HSBC Holdings plc	497,413	5,084,594
Huntington Bancshares, Inc./Ohio	7,056	40,007
ICICI Bank Ltd. (ADR)	43,240	2,155,514
Intesa Sanpaolo S.p.A.	677,779	2,193,051
Israel Discount Bank Ltd., Class A*	5,294	10,501
Iyo Bank Ltd.	3,000	24,329
Joyo Bank Ltd.	5,000	21,802
KB Financial Group, Inc. (ADR)	73,083	3,133,068
KBC Groep N.V.*	1,798	80,654
KeyCorp	8,665	68,973
Lloyds Banking Group plc*	405,608	$472,270
M&T Bank Corp.	844	69,048
Marshall & Ilsley Corp.	5,500	38,720
Mitsubishi UFJ Financial Group, Inc.	130,000	605,774
Mizrahi Tefahot Bank Ltd.	1,185	10,980
Mizuho Financial Group, Inc.	203,804	297,845
Mizuho Trust & Banking Co., Ltd.*	20,000	16,770
National Australia Bank Ltd.	21,231	519,998
National Bank of Greece S.A.*	6,044	59,077
Natixis S.A.*	10,058	57,589
Nishi-Nippon City Bank Ltd.	9,000	25,767
Nordea Bank AB	32,138	334,714
Oversea-Chinese Banking Corp., Ltd.	26,000	174,968
Piraeus Bank S.A.*	3,145	15,563
PNC Financial Services Group, Inc.	5,172	268,478
Raiffeisen International Bank Holding AG	671	31,284
Regions Financial Corp.	11,300	82,151
Resona Holdings, Inc.	5,451	48,907
Royal Bank of Scotland Group plc*	174,385	129,328
Sapporo Hokuyo Holdings, Inc.	1,776	8,212
Senshu Ikeda Holdings, Inc.	6,000	8,984
Seven Bank Ltd.	9	16,118
Shinsei Bank Ltd.*	9,000	6,361
Shizuoka Bank Ltd.	6,000	51,677
Skandinaviska Enskilda Banken AB, Class A	14,316	106,154
Societe Generale S.A.	6,511	375,016
Standard Chartered plc	20,866	598,534
Sumitomo Mitsui Financial Group, Inc.	13,377	389,708
Sumitomo Trust & Banking Co., Ltd.	14,000	70,101
SunTrust Banks, Inc.	4,921	127,109
Suruga Bank Ltd.	2,000	17,633
Svenska Handelsbanken AB, Class A	4,765	156,162
Swedbank AB, Class A*	6,906	95,747
U.S. Bancorp	18,800	406,456
UniCredit S.p.A.	1,185,962	3,028,197
Unione di Banche Italiane S.c.p.A.	5,442	52,748
United Overseas Bank Ltd.	13,000	181,096
Wells Fargo & Co.	51,516	1,294,597
Westpac Banking Corp.	30,431	683,560
Wing Hang Bank Ltd.	2,500	29,982
Yamaguchi Financial Group, Inc.	3,000	28,282
Zions Bancorp	1,706	36,440

		32,291,286

Consumer Finance (0.6%)
Acom Co., Ltd.	670	10,137
Aeon Credit Service Co., Ltd.	400	4,307
American Express Co.	89,658	3,768,326
Capital One Financial Corp.	4,496	177,817
Credit Saison Co., Ltd.	1,200	16,042
Discover Financial Services	5,600	93,408
ORIX Corp.	1,020	77,954
SLM Corp.*	5,000	57,750

		4,205,741

Diversified Financial Services (1.8%)
ASX Ltd.	1,562	49,173
Bank of America Corp.	227,639	2,984,347
Cie Nationale a Portefeuille	215	11,211
Citigroup, Inc.*	233,867	912,081
CME Group, Inc.	662	172,418
Criteria Caixacorp S.A.	10,150	53,314
Deutsche Boerse AG	1,907	127,243

See Notes to Portfolio of Investments.

EQ ADVISORS TRUST

EQ/TEMPLETON GLOBAL EQUITY PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

September 30, 2010 (Unaudited)

	Number of Shares	Value (Note 1)
Eurazeo S.A.	393	$26,373
Exor S.p.A.	420	9,734
Groupe Bruxelles Lambert S.A.	766	63,825
Hong Kong Exchanges and Clearing Ltd.	10,300	202,844
ING Groep N.V. (CVA)*	400,296	4,152,804
IntercontinentalExchange, Inc.*	729	76,341
Investor AB, Class B	4,289	87,112
JPMorgan Chase & Co.	83,570	3,181,510
Kinnevik Investment AB, Class B	2,642	55,934
Leucadia National Corp.*	2,000	47,240
London Stock Exchange Group plc	1,529	16,357
Mitsubishi UFJ Lease & Finance Co., Ltd.	730	25,665
Moody’s Corp.	2,007	50,135
NASDAQ OMX Group, Inc.*	1,600	31,088
NYSE Euronext	2,500	71,425
Pargesa Holding S.A.	365	26,651
Pohjola Bank plc	2,090	25,429
Singapore Exchange Ltd.	8,000	54,870

		12,515,124

Insurance (3.4%)
ACE Ltd.	42,242	2,460,596
Admiral Group plc	1,922	50,301
Aegon N.V.*	15,967	95,666
Aflac, Inc.	4,700	243,037
Ageas	21,655	61,994
Allianz SE (Registered)	4,582	517,827
Allstate Corp.	5,103	161,000
American International Group, Inc.*	1,330	52,003
AMP Ltd.	22,094	109,124
Aon Corp.	2,700	105,597
Assicurazioni Generali S.p.A.	12,172	245,086
Assurant, Inc.	1,049	42,694
Aviva plc	677,463	4,245,200
AXA Asia Pacific Holdings Ltd.	11,652	57,888
AXA S.A.	16,940	296,174
Baloise Holding AG (Registered)	442	39,853
Berkshire Hathaway, Inc., Class B*	17,028	1,407,875
Chubb Corp.	3,085	175,814
Cincinnati Financial Corp.	1,601	46,189
CNP Assurances S.A.	1,278	23,738
Dai-ichi Life Insurance Co., Ltd.	81	97,805
Delta Lloyd N.V.	527	9,850
Genworth Financial, Inc., Class A*	5,000	61,100
Hannover Rueckversicherung AG (Registered)	547	25,160
Hartford Financial Services Group, Inc.	4,374	100,383
Insurance Australia Group Ltd.	23,066	81,152
Legal & General Group plc	60,456	98,294
Lincoln National Corp.	3,100	74,152
Loews Corp.	3,111	117,907
Mapfre S.A.	10,073	30,650
Marsh & McLennan Cos., Inc.	5,400	130,248
Mediolanum S.p.A.	2,314	10,292
MetLife, Inc.	8,925	343,166
MS&AD Insurance Group Holdings, Inc.	5,711	131,145
Muenchener Rueckversicherungs- Gesellschaft AG (Registered)	16,534	2,290,062
NKSJ Holdings, Inc.*	15,343	96,307
Old Mutual plc	57,972	126,403
Principal Financial Group, Inc.	3,200	82,944
Progressive Corp.	172,902	3,608,465
Prudential Financial, Inc.	4,600	$249,228
Prudential plc	26,115	261,118
QBE Insurance Group Ltd.	10,186	169,929
RenaissanceReinsurance Holdings Ltd.	31,890	1,912,124
Resolution Ltd.	14,710	56,614
RSA Insurance Group plc	35,192	72,255
Sampo Oyj, Class A	4,115	111,130
SCOR SE	2,008	47,987
Sony Financial Holdings, Inc.	11	35,841
Standard Life plc§	23,063	83,763
Suncorp-Metway Ltd.	12,261	106,658
Swiss Life Holding AG (Registered)*	254	28,924
Swiss Reinsurance Co., Ltd. (Registered)	43,055	1,887,997
T&D Holdings, Inc.	2,600	54,193
Tokio Marine Holdings, Inc.	7,200	194,231
Torchmark Corp.	715	37,995
Travelers Cos., Inc.	4,622	240,806
Tryg A/S	183	11,003
Unum Group	3,217	71,257
Vienna Insurance Group AG	501	26,930
XL Group plc	3,400	73,644
Zurich Financial Services AG	1,504	352,487

		24,039,255

Real Estate Investment Trusts (REITs) (0.4%)
Apartment Investment & Management Co. (REIT), Class A	1,300	27,794
Ascendas Real Estate Investment Trust (REIT)	13,000	21,649
AvalonBay Communities, Inc. (REIT)	838	87,093
Boston Properties, Inc. (REIT)	1,310	108,887
British Land Co. plc (REIT)	8,908	65,070
Capital Shopping Centres Group plc (REIT)	5,111	29,522
CapitaMall Trust (REIT)	18,000	29,427
CFS Retail Property Trust (REIT)	15,276	27,980
Corio N.V. (REIT)	725	49,566
Dexus Property Group (REIT)	55,652	45,991
Equity Residential (REIT)	2,819	134,100
Fonciere des Regions (REIT)	306	32,609
Gecina S.A. (REIT)	255	30,244
Goodman Group (REIT)	68,843	42,918
GPT Group (REIT)	20,701	58,825
Hammerson plc (REIT)	7,244	44,870
HCP, Inc. (REIT)	2,993	107,688
Health Care REIT, Inc. (REIT)	1,300	61,542
Host Hotels & Resorts, Inc. (REIT)	6,611	95,727
ICADE (REIT)	310	32,566
Japan Prime Realty Investment Corp. (REIT)	6	13,210
Japan Real Estate Investment Corp. (REIT)	6	54,552
Japan Retail Fund Investment Corp. (REIT)	20	28,150
Kimco Realty Corp. (REIT)	4,200	66,150
Klepierre S.A. (REIT)	1,145	44,159
Land Securities Group plc (REIT)	7,797	78,450
Link REIT (REIT)	21,000	62,252
Mirvac Group (REIT)	30,010	38,578
Nippon Building Fund, Inc. (REIT)	6	52,540
Nomura Real Estate Office Fund, Inc. (REIT)	3	16,657
Plum Creek Timber Co., Inc. (REIT)	1,591	56,162
ProLogis (REIT)	4,900	57,722

See Notes to Portfolio of Investments.

EQ ADVISORS TRUST

EQ/TEMPLETON GLOBAL EQUITY PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

September 30, 2010 (Unaudited)

	Number of Shares	Value (Note 1)
Public Storage (REIT)	1,373	$133,236
Segro plc (REIT)	6,449	27,657
Simon Property Group, Inc. (REIT)	2,915	270,337
Stockland Corp., Ltd. (REIT)	25,976	96,411
Unibail-Rodamco S.A. (REIT)	895	198,451
Ventas, Inc. (REIT)	1,601	82,564
Vornado Realty Trust (REIT)	1,572	134,453
Westfield Group (REIT)	21,766	257,925

		2,903,684

Real Estate Management & Development (0.9%)
Aeon Mall Co., Ltd.	1,100	26,736
BGP Holdings plc(b)*†	177,813	—
CapitaLand Ltd.	24,000	74,093
CapitaMalls Asia Ltd.	18,361	30,157
CB Richard Ellis Group, Inc., Class A*	2,800	51,184
Cheung Kong Holdings Ltd.	157,000	2,379,631
City Developments Ltd.	6,000	58,216
Daito Trust Construction Co., Ltd.	900	53,797
Daiwa House Industry Co., Ltd.	4,000	40,249
Hang Lung Group Ltd.	8,000	52,224
Hang Lung Properties Ltd.	20,000	97,695
Henderson Land Development Co., Ltd.	10,000	71,209
Hopewell Holdings Ltd.	5,000	16,175
Hysan Development Co., Ltd.	8,000	28,664
Immofinaz AG*	10,104	37,659
Keppel Land Ltd.	4,000	12,318
Kerry Properties Ltd.	9,000	48,951
Lend Lease Group	4,700	34,571
Mitsubishi Estate Co., Ltd.	12,000	195,208
Mitsui Fudosan Co., Ltd.	8,000	134,931
New World Development Ltd.	31,000	62,489
Nomura Real Estate Holdings, Inc.	700	9,936
NTT Urban Development Corp.	6	5,046
Sino Land Co., Ltd.	20,000	41,398
Sumitomo Realty & Development Co., Ltd.	4,000	82,655
Sun Hung Kai Properties Ltd.	14,000	241,788
Swire Pacific Ltd., Class A	187,500	2,583,340
Tokyo Tatemono Co., Ltd.	3,000	11,500
Tokyu Land Corp.	4,000	16,579
UOL Group Ltd.	6,000	21,124
Wharf Holdings Ltd.	13,000	83,608
Wheelock & Co., Ltd.	11,000	36,790

		6,639,921

Thrifts & Mortgage Finance (0.0%)
Hudson City Bancorp, Inc.	5,184	63,556
People’s United Financial, Inc.	3,225	42,215

		105,771

Total Financials		88,660,206

Health Care (11.5%)
Biotechnology (1.6%)
Actelion Ltd. (Registered)*	918	36,780
Amgen, Inc.*	150,303	8,283,198
Biogen Idec, Inc.*	33,798	1,896,744
Celgene Corp.*	4,581	263,911
Cephalon, Inc.*	700	43,708
CSL Ltd.	5,928	189,367
Genzyme Corp.*	2,499	176,904
Gilead Sciences, Inc.*	8,245	293,604
Grifols S.A.	854	12,248

		11,196,464

Health Care Equipment & Supplies (1.4%)
Baxter International, Inc.	5,800	$276,718
Becton, Dickinson and Co.	2,339	173,320
bioMerieux S.A.	146	15,129
Boston Scientific Corp.*	15,300	93,789
C.R. Bard, Inc.	900	73,287
CareFusion Corp.*	1,850	45,954
Cie Generale d’Optique Essilor International S.A.	2,004	137,882
Cochlear Ltd.	489	33,203
Coloplast A/S, Class B	190	22,713
Covidien plc	117,570	4,725,138
DENTSPLY International, Inc.	1,406	44,950
Fresenius SE	245	19,612
Fresenius SE (Preference)	934	75,429
Getinge AB, Class B	2,379	55,589
Hospira, Inc.*	1,700	96,917
Intuitive Surgical, Inc.*	387	109,807
Medtronic, Inc.	76,939	2,583,612
Nobel Biocare Holding AG (Registered)	1,067	19,165
Olympus Corp.	2,000	52,372
Smith & Nephew plc	9,134	83,294
Sonova Holding AG (Registered)	432	52,755
St. Jude Medical, Inc.*	3,223	126,793
Straumann Holding AG (Registered)	95	21,201
Stryker Corp.	3,360	168,168
Synthes, Inc.	583	67,398
Sysmex Corp.	400	27,743
Terumo Corp.	1,600	84,907
Varian Medical Systems, Inc.*	1,133	68,546
William Demant Holding A/S*	298	21,990
Zimmer Holdings, Inc.*	2,000	104,660

		9,482,041

Health Care Providers & Services (0.8%)
Aetna, Inc.	4,100	129,601
Alfresa Holdings Corp.	300	12,793
AmerisourceBergen Corp.	2,575	78,949
Cardinal Health, Inc.	3,420	112,997
Celesio AG	1,059	23,041
CIGNA Corp.	2,679	95,855
Coventry Health Care, Inc.*	1,600	34,448
DaVita, Inc.*	1,010	69,720
Express Scripts, Inc.*	5,400	262,980
Fresenius Medical Care AG & Co. KGaA	1,893	116,916
Humana, Inc.*	1,666	83,700
Laboratory Corp. of America Holdings*	1,000	78,430
McKesson Corp.	2,600	160,628
Medco Health Solutions, Inc.*	4,265	222,036
Medipal Holdings Corp.	1,700	21,606
Patterson Cos., Inc.	952	27,275
Quest Diagnostics, Inc.	69,580	3,511,703
Sonic Healthcare Ltd.	4,154	44,165
Suzuken Co., Ltd.	600	19,859
Tenet Healthcare Corp.*	4,800	22,656
UnitedHealth Group, Inc.	10,908	382,980
WellPoint, Inc.*	3,930	222,595

		5,734,933

Health Care Technology (0.0%)
Cerner Corp.*	700	58,793

See Notes to Portfolio of Investments.

EQ ADVISORS TRUST

EQ/TEMPLETON GLOBAL EQUITY PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

September 30, 2010 (Unaudited)

	Number of Shares	Value (Note 1)
Life Sciences Tools & Services (0.4%)
Life Technologies Corp.*	1,805	$84,276
Lonza Group AG (Registered)	28,412	2,427,301
PerkinElmer, Inc.	1,300	30,082
QIAGEN N.V.*	2,689	48,113
Thermo Fisher Scientific, Inc.*	4,088	195,733
Waters Corp.*	906	64,127

		2,849,632

Pharmaceuticals (7.3%)
Abbott Laboratories, Inc.	43,570	2,276,097
Allergan, Inc.	2,948	196,130
Astellas Pharma, Inc.	4,500	162,524
AstraZeneca plc	14,751	749,278
Bayer AG	8,347	582,038
Bristol-Myers Squibb Co.	70,200	1,903,122
Chugai Pharmaceutical Co., Ltd.	2,600	47,777
Daiichi Sankyo Co., Ltd.	6,600	134,245
Dainippon Sumitomo Pharma Co., Ltd.	2,000	16,747
Eisai Co., Ltd.	2,400	83,920
Elan Corp. plc*	5,855	32,933
Eli Lilly and Co.	10,094	368,734
Forest Laboratories, Inc.*	2,800	86,604
GlaxoSmithKline plc	346,737	6,833,125
Hisamitsu Pharmaceutical Co., Inc.	800	32,678
Ipsen S.A.	237	7,856
Johnson & Johnson	27,100	1,679,116
King Pharmaceuticals, Inc.*	2,800	27,888
Kyowa Hakko Kirin Co., Ltd.	3,000	29,720
Merck & Co., Inc.	145,736	5,364,542
Merck KGaA	22,692	1,906,207
Mitsubishi Tanabe Pharma Corp.	2,000	32,583
Mylan, Inc.*	3,045	57,276
Novartis AG (Registered)	120,208	6,893,320
Novo Nordisk A/S, Class B	4,458	442,391
Ono Pharmaceutical Co., Ltd.	1,000	43,543
Orion Oyj, Class B	606	12,103
Pfizer, Inc.	402,064	6,903,439
Roche Holding AG	36,042	4,922,237
Sanofi-Aventis S.A.	124,853	8,318,811
Santen Pharmaceutical Co., Ltd.	600	20,779
Shionogi & Co., Ltd.	3,000	54,911
Shire plc	5,787	130,362
Taisho Pharmaceutical Co., Ltd.	1,000	20,232
Takeda Pharmaceutical Co., Ltd.	7,800	358,325
Teva Pharmaceutical Industries Ltd.	9,275	503,678
Tsumura & Co.	400	12,439
UCB S.A.	1,230	42,616
Watson Pharmaceuticals, Inc.*	1,100	46,541

		51,336,867

Total Health Care		80,658,730

Industrials (9.5%)
Aerospace & Defense (1.0%)
BAE Systems plc	354,027	1,903,671
Boeing Co.	7,192	478,556
Cobham plc	11,806	42,841
Elbit Systems Ltd.	186	9,912
Empresa Brasileira de Aeronautica S.A. (ADR)	54,400	1,544,416
European Aeronautic Defence and Space Co. N.V.*	4,142	103,304
Finmeccanica S.p.A.	4,727	56,160
General Dynamics Corp.	3,717	233,465
Goodrich Corp.	1,200	88,476
Honeywell International, Inc.	7,634	$335,438
ITT Corp.	1,686	78,955
L-3 Communications Holdings, Inc.	1,127	81,448
Lockheed Martin Corp.	2,916	207,853
Northrop Grumman Corp.	2,880	174,614
Precision Castparts Corp.	1,400	178,290
Raytheon Co.	3,571	163,230
Rockwell Collins, Inc.	1,600	93,200
Rolls-Royce Group plc*	19,122	181,284
Safran S.A.	1,356	38,117
Singapore Technologies Engineering Ltd.	17,000	43,434
Thales S.A.	1,107	40,460
United Technologies Corp.	9,200	655,316

		6,732,440

Air Freight & Logistics (1.9%)
C.H. Robinson Worldwide, Inc.	1,669	116,697
Deutsche Post AG (Registered)	130,718	2,370,968
Expeditors International of Washington, Inc.	1,975	91,304
FedEx Corp.	59,599	5,095,715
TNT N.V.	3,661	98,370
Toll Holdings Ltd.	6,728	42,919
United Parcel Service, Inc., Class B	79,452	5,298,654
Yamato Holdings Co., Ltd.	4,000	48,395

		13,163,022

Airlines (0.0%)
Air France-KLM*	1,046	16,042
All Nippon Airways Co., Ltd.*	6,000	22,209
British Airways plc*	7,983	30,448
Cathay Pacific Airways Ltd.	15,000	40,696
Deutsche Lufthansa AG (Registered)*	2,000	36,767
Iberia Lineas Aereas de Espana S.A.*	5,937	22,913
Qantas Airways Ltd.*	11,067	29,844
Singapore Airlines Ltd.	6,000	74,458
Southwest Airlines Co.	7,343	95,973

		369,350

Building Products (0.1%)
Asahi Glass Co., Ltd.	11,000	112,135
Assa Abloy AB, Class B	2,916	73,545
Cie de Saint-Gobain S.A.	3,782	168,234
Daikin Industries Ltd.	2,500	94,034
Geberit AG (Registered)	371	66,071
JS Group Corp.	2,300	45,102
Masco Corp.	3,300	36,333
Nippon Sheet Glass Co., Ltd.	5,000	10,901
TOTO Ltd.	3,000	20,556

		626,911

Commercial Services & Supplies (0.5%)
Aggreko plc	2,643	65,185
Avery Dennison Corp.	918	34,076
Babcock International Group plc	3,659	32,763
Brambles Ltd.	141,061	854,867
Cintas Corp.	1,309	36,063
Dai Nippon Printing Co., Ltd.	6,000	73,239
Edenred*	8,288	164,169
G4S plc	13,053	52,206
Iron Mountain, Inc.	1,900	42,446
Nissha Printing Co., Ltd.	200	4,545
Pitney Bowes, Inc.	2,200	47,036
R.R. Donnelley & Sons Co.	2,200	37,312
Rentokil Initial plc*	936,970	1,516,043
Republic Services, Inc.	3,032	92,446
Secom Co., Ltd.	2,000	90,321

See Notes to Portfolio of Investments.

EQ ADVISORS TRUST

EQ/TEMPLETON GLOBAL EQUITY PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

September 30, 2010 (Unaudited)

	Number of Shares	Value (Note 1)
Securitas AB, Class B	3,868	$41,662
Serco Group plc	5,060	48,885
Societe BIC S.A.	332	26,654
Stericycle, Inc.*	757	52,596
Toppan Printing Co., Ltd.	6,000	46,933
Waste Management, Inc.	4,700	167,978

		3,527,425

Construction & Engineering (0.1%)
ACS Actividades de Construccion y Servicios S.A.	1,334	66,605
Balfour Beatty plc	7,172	30,138
Bouygues S.A.	2,205	94,643
Chiyoda Corp.	2,000	16,363
Eiffage S.A.	542	25,772
Ferrovial S.A.	4,955	46,332
Fluor Corp.	1,760	87,173
Fomento de Construcciones y Contratas S.A.	558	15,427
Hochtief AG	516	44,682
Jacobs Engineering Group, Inc.*	1,300	50,310
JGC Corp.	2,000	34,715
Kajima Corp.	11,000	26,485
Kinden Corp.	1,000	9,032
Koninklijke Boskalis Westminster N.V.	748	31,392
Leighton Holdings Ltd.	1,623	51,862
Obayashi Corp.	8,000	31,816
Quanta Services, Inc.*	2,200	41,976
Shimizu Corp.	5,000	18,507
Skanska AB, Class B	3,596	65,888
Taisei Corp.	13,000	26,785
Vinci S.A.	4,373	219,204

		1,035,107

Electrical Equipment (0.3%)
ABB Ltd. (Registered)*	22,778	480,061
Alstom S.A.	1,953	99,628
Emerson Electric Co.	7,300	384,418
Fuji Electric Holdings Co., Ltd.	4,000	10,494
Furukawa Electric Co., Ltd.	5,000	18,807
Gamesa Corp. Tecnologica S.A.*	1,449	10,143
GS Yuasa Corp.	3,000	21,095
Legrand S.A.	1,298	43,901
Mabuchi Motor Co., Ltd.	300	15,345
Mitsubishi Electric Corp.	19,000	163,416
Nidec Corp.	1,100	97,772
Panasonic Electric Works Co., Ltd.	4,000	53,043
Prysmian S.p.A.	1,374	25,100
Rockwell Automation, Inc.	1,396	86,175
Roper Industries, Inc.	843	54,947
Schneider Electric S.A.	2,343	297,083
Sumitomo Electric Industries Ltd.	8,100	98,776
Ushio, Inc.	700	11,781
Vestas Wind Systems A/S*	2,037	76,758

		2,048,743

Industrial Conglomerates (3.1%)
3M Co.	7,000	606,970
CSR Ltd.	11,676	20,314
Delek Group Ltd.	44	12,080
Fraser and Neave Ltd.	12,000	59,311
General Electric Co.	325,580	5,290,675
Hankyu Hanshin Holdings, Inc.	13,000	62,446
Hutchison Whampoa Ltd.	21,000	195,957
Keppel Corp., Ltd.	12,000	81,941
Koninklijke Philips Electronics N.V.	110,560	3,474,871
NWS Holdings Ltd.	12,000	$23,540
Orkla ASA	7,721	71,156
SembCorp Industries Ltd.	12,000	39,784
Siemens AG (Registered)	62,121	6,557,272
Smiths Group plc	4,021	76,999
Textron, Inc.	2,699	55,491
Tyco International Ltd.	131,329	4,823,714

		21,452,521

Machinery (0.7%)
Alfa Laval AB	3,478	60,939
Amada Co., Ltd.	3,000	20,556
Atlas Copco AB, Class A	6,410	123,724
Atlas Copco AB, Class B	4,455	78,388
Caterpillar, Inc.	6,206	488,288
Cosco Corp. (Singapore) Ltd.	5,000	6,730
Cummins, Inc.	1,914	173,370
Danaher Corp.	5,246	213,040
Deere & Co.	4,172	291,122
Dover Corp.	1,900	99,199
Eaton Corp.	1,652	136,273
Fanuc Ltd.	1,900	241,938
Flowserve Corp.	503	55,038
GEA Group AG	1,933	48,316
Hexagon AB, Class B	1,654	35,483
Hino Motors Ltd.	2,000	9,655
Hitachi Construction Machinery Co., Ltd.	900	19,460
IHI Corp.	11,000	21,083
Illinois Tool Works, Inc.	4,956	233,031
Invensys plc	8,319	39,009
Japan Steel Works Ltd.	3,000	28,246
JTEKT Corp.	2,300	21,187
Kawasaki Heavy Industries Ltd.	13,000	36,907
Komatsu Ltd.	9,500	220,544
Kone Oyj, Class B	1,649	85,199
Kubota Corp.	12,000	109,823
Kurita Water Industries Ltd.	1,400	38,857
Makita Corp.	1,000	31,708
MAN SE	1,038	113,148
Metso Oyj	1,129	51,745
Minebea Co., Ltd.	3,000	15,453
Mitsubishi Heavy Industries Ltd.	30,000	110,685
Mitsui Engineering & Shipbuilding Co., Ltd.	5,000	11,320
NGK Insulators Ltd.	3,000	49,844
NSK Ltd.	3,000	20,340
NTN Corp.	6,000	25,874
PACCAR, Inc.	3,588	172,762
Pall Corp.	1,148	47,803
Parker Hannifin Corp.	1,513	106,001
Sandvik AB	9,799	150,176
Scania AB, Class B	3,643	80,423
Schindler Holding AG	583	62,533
Schindler Holding AG (Registered)	198	21,157
SembCorp Marine Ltd.	11,000	32,872
SKF AB, Class B	3,649	83,912
SMC Corp.	500	65,944
Snap-On, Inc.	572	26,604
Sumitomo Heavy Industries Ltd.	5,000	25,755
THK Co., Ltd.	1,000	18,735
Vallourec S.A.	1,204	119,605
Volvo AB, Class B*	10,511	154,382
Wartsila Oyj	965	62,975
Yangzijiang Shipbuilding Holdings Ltd.	11,735	15,705

See Notes to Portfolio of Investments.

EQ ADVISORS TRUST

EQ/TEMPLETON GLOBAL EQUITY PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

September 30, 2010 (Unaudited)

	Number of Shares	Value (Note 1)
Zardoya Otis S.A.	1,282	$22,947

		4,635,813

Marine (0.1%)
A. P. Moller - Maersk A/S, Class A	5	40,655
A. P. Moller - Maersk A/S, Class B	14	117,034
Kawasaki Kisen Kaisha Ltd.	6,000	22,568
Kuehne + Nagel International AG (Registered)	580	69,648
Mitsui O.S.K. Lines Ltd.	11,000	69,178
Neptune Orient Lines Ltd.*	5,750	8,657
Nippon Yusen KK	14,000	57,355
Orient Overseas International Ltd.	3,000	23,934

		409,029

Professional Services (0.8%)
Adecco S.A. (Registered)	51,739	2,703,707
Bureau Veritas S.A.	622	43,431
Capita Group plc	6,426	79,344
Dun & Bradstreet Corp.	493	36,551
Equifax, Inc.	1,063	33,166
Experian plc	10,583	115,210
Intertek Group plc	1,618	46,513
Randstad Holding N.V.*	55,465	2,519,792
Robert Half International, Inc.	1,600	41,600
SGS S.A. (Registered)	56	90,498

		5,709,812

Road & Rail (0.2%)
Asciano Group*	31,299	49,916
Central Japan Railway Co.	15	110,326
ComfortDelgro Corp., Ltd.	25,000	28,895
CSX Corp.	3,706	205,016
DSV A/S	1,840	37,562
East Japan Railway Co.	3,397	205,089
Firstgroup plc	5,036	28,701
Keihin Electric Express Railway Co., Ltd.	5,000	48,335
Keio Corp.	7,000	48,131
Keisei Electric Railway Co., Ltd.	3,000	19,262
Kintetsu Corp.	19,000	64,183
MTR Corp.	14,000	52,959
Nippon Express Co., Ltd.	9,000	34,176
Norfolk Southern Corp.	3,672	218,521
Odakyu Electric Railway Co., Ltd.	7,000	64,734
Ryder System, Inc.	600	25,662
Tobu Railway Co., Ltd.	8,000	46,095
Tokyu Corp.	13,000	57,463
Union Pacific Corp.	4,890	400,002
West Japan Railway Co.	16	57,384

		1,802,412

Trading Companies & Distributors (0.6%)
Bunzl plc	3,383	40,336
Fastenal Co.	1,451	77,179
ITOCHU Corp.	15,000	137,278
Marubeni Corp.	18,000	101,773
Mitsubishi Corp.	13,800	327,477
Mitsui & Co., Ltd.	17,000	252,923
Noble Group Ltd.	27,818	39,979
Sojitz Corp.	15,900	28,570
Sumitomo Corp.	12,000	154,672
Toyota Tsusho Corp.	2,500	36,835
W.W. Grainger, Inc.	600	71,466
Wolseley plc*	127,465	3,201,754

		4,470,242

Transportation Infrastructure (0.1%)
Abertis Infraestructuras S.A.	3,094	57,659
Aeroports de Paris S.A.	391	$31,897
Atlantia S.p.A.	2,504	51,886
Auckland International Airport Ltd.	9,394	14,129
Brisa Auto-Estradas de Portugal S.A.	1,884	12,148
Fraport AG	305	18,549
Groupe Eurotunnel S.A. (Registered)	5,556	47,240
Intoll Group	18,539	26,699
Kamigumi Co., Ltd.	3,000	22,281
Koninklijke Vopak N.V.	826	39,423
MAp Group	5,706	16,104
Mitsubishi Logistics Corp.	1,000	11,991
Transurban Group	12,922	62,074

		412,080

Total Industrials		66,394,907

Information Technology (12.1%)
Communications Equipment (1.7%)
Alcatel-Lucent*	24,031	80,918
Brocade Communications
Systems, Inc.*	319,590	1,866,406
Cisco Systems, Inc.*	257,698	5,643,586
Harris Corp.	1,270	56,248
JDS Uniphase Corp.*	2,500	30,975
Juniper Networks, Inc.*	5,118	155,331
Motorola, Inc.*	23,200	197,896
Nokia Oyj	38,815	389,980
QUALCOMM, Inc.	15,741	710,234
Telefonaktiebolaget LM Ericsson, Class B	249,991	2,744,566
Tellabs, Inc.	3,754	27,967

		11,904,107

Computers & Peripherals (1.1%)
Apple, Inc.*	8,993	2,551,764
Dell, Inc.*	109,640	1,420,934
EMC Corp.*	19,937	404,921
Fujitsu Ltd.	18,000	126,354
Hewlett-Packard Co.	22,306	938,413
Lexmark International, Inc., Class A*	773	34,491
Logitech International S.A. (Registered)*	1,530	26,656
NEC Corp.	25,000	66,483
NetApp, Inc.*	3,515	175,012
QLogic Corp.*	1,100	19,404
SanDisk Corp.*	2,294	84,075
Seagate Technology plc*	129,840	1,529,515
Seiko Epson Corp.	1,100	16,669
Toshiba Corp.	42,000	203,258
Western Digital Corp.*	2,200	62,458

		7,660,407

Electronic Equipment, Instruments & Components (1.3%)
Agilent Technologies, Inc.*	3,500	116,795
Amphenol Corp., Class A	1,588	77,780
Citizen Holdings Co., Ltd.	1,800	10,803
Corning, Inc.	15,500	283,340
Flextronics International Ltd.*	474,530	2,866,161
FLIR Systems, Inc.*	1,600	41,120
Foxconn International Holdings Ltd.*	27,015	19,846
Fujifilm Holdings Corp.	52,900	1,752,138
Hamamatsu Photonics KK	400	13,047
Hirose Electric Co., Ltd.	400	40,297
Hitachi High-Technologies Corp.	800	14,758
Hitachi Ltd.	44,400	194,130
HOYA Corp.	4,500	109,697
Ibiden Co., Ltd.	1,200	30,460
Jabil Circuit, Inc.	2,100	30,261

See Notes to Portfolio of Investments.

EQ ADVISORS TRUST

EQ/TEMPLETON GLOBAL EQUITY PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

September 30, 2010 (Unaudited)

	Number of Shares	Value (Note 1)
Keyence Corp.	400	$87,015
Kyocera Corp.	1,700	160,673
Mitsumi Electric Co., Ltd.	600	9,200
Molex, Inc.	1,500	31,395
Murata Manufacturing Co., Ltd.	2,100	110,685
Nippon Electric Glass Co., Ltd.	4,000	54,528
Omron Corp.	2,300	52,238
Shimadzu Corp.	2,000	15,381
TDK Corp.	1,300	72,490
Tyco Electronics Ltd.	98,630	2,881,969
Yaskawa Electric Corp.	2,000	16,124
Yokogawa Electric Corp.	2,900	19,732

		9,112,063

Internet Software & Services (0.3%)
Akamai Technologies, Inc.*	1,785	89,571
eBay, Inc.*	11,366	277,331
Google, Inc., Class A*	2,447	1,286,608
Monster Worldwide, Inc.*	1,278	16,563
United Internet AG (Registered)	957	15,473
VeriSign, Inc.*	1,581	50,181
Yahoo! Japan Corp.	165	57,003
Yahoo!, Inc.*	13,272	188,064

		1,980,794

IT Services (1.7%)
Accenture plc, Class A	201,770	8,573,207
Atos Origin S.A.*	375	16,952
Automatic Data Processing, Inc.	4,793	201,450
Cap Gemini S.A.	1,408	70,636
Cognizant Technology Solutions Corp., Class A*	2,986	192,507
Computer Sciences Corp.	1,600	73,600
Computershare Ltd.	5,120	48,250
Fidelity National Information Services, Inc.	2,513	68,178
Fiserv, Inc.*	1,414	76,102
Indra Sistemas S.A.	703	13,408
International Business Machines Corp.	12,411	1,664,812
ITOCHU Techno-Solutions Corp.	100	3,265
Mastercard, Inc., Class A	960	215,040
Nomura Research Institute Ltd.	1,300	24,433
NTT Data Corp.	11	34,774
Obic Co., Ltd.	40	7,561
Otsuka Corp.	100	6,636
Paychex, Inc.	3,300	90,717
SAIC, Inc.*	2,800	44,744
Teradata Corp.*	1,700	65,552
Total System Services, Inc.	1,517	23,119
Visa, Inc., Class A	4,892	363,280
Western Union Co.	6,315	111,586

		11,989,809

Office Electronics (0.3%)
Brother Industries Ltd.	2,600	32,111
Canon, Inc.	11,500	536,566
Konica Minolta Holdings, Inc.	138,500	1,350,491
Neopost S.A.	242	18,009
Ricoh Co., Ltd.	7,000	98,694
Xerox Corp.	13,960	144,486

		2,180,357

Semiconductors & Semiconductor Equipment (1.7%)
Advanced Micro Devices, Inc.*	5,900	41,949
Advantest Corp.	1,500	29,846
Altera Corp.	3,084	93,013
Analog Devices, Inc.	2,934	92,069
Applied Materials, Inc.	12,641	147,647
ARM Holdings plc	12,878	$79,342
ASM Pacific Technology Ltd.	2,100	18,730
ASML Holding N.V.	4,325	129,183
Broadcom Corp., Class A	4,377	154,902
Elpida Memory, Inc.*	2,400	27,599
First Solar, Inc.*	531	78,243
Infineon Technologies AG*	10,702	74,129
Intel Corp.	54,809	1,053,977
KLA-Tencor Corp.	1,600	56,368
Linear Technology Corp.	2,340	71,908
LSI Corp.*	7,000	31,920
MEMC Electronic Materials, Inc.*	2,500	29,800
Microchip Technology, Inc.	1,938	60,950
Micron Technology, Inc.*	8,700	62,727
National Semiconductor Corp.	2,677	34,185
Novellus Systems, Inc.*	800	21,264
NVIDIA Corp.*	5,095	59,510
Renewable Energy Corp. ASA*	5,472	18,534
Rohm Co., Ltd.	1,100	67,861
Samsung Electronics Co., Ltd. (GDR)(m)	15,420	5,289,060
Shinko Electric Industries Co., Ltd.	1,300	14,374
STMicroelectronics N.V.	6,439	49,297
Sumco Corp.*	1,400	21,835
Taiwan Semiconductor Manufacturing Co., Ltd. (ADR)	334,573	3,392,570
Teradyne, Inc.*	1,785	19,885
Texas Instruments, Inc.	11,817	320,713
Tokyo Electron Ltd.	1,700	85,224
Xilinx, Inc.	2,492	66,312

		11,794,926

Software (4.0%)
Adobe Systems, Inc.*	5,003	130,828
Autodesk, Inc.*	2,237	71,517
Autonomy Corp. plc*	2,222	63,284
BMC Software, Inc.*	1,700	68,816
CA, Inc.	3,809	80,446
Citrix Systems, Inc.*	1,772	120,921
Compuware Corp.*	1,516	12,931
Dassault Systemes S.A.	607	44,652
Electronic Arts, Inc.*	3,400	55,862
Intuit, Inc.*	2,768	121,266
Konami Corp.	700	12,360
McAfee, Inc.*	1,497	70,748
Microsoft Corp.	349,520	8,559,745
NICE Systems Ltd.*	705	21,717
Nintendo Co., Ltd.	9,600	2,398,850
Novell, Inc.*	4,000	23,880
Oracle Corp.	362,647	9,737,072
Oracle Corp. Japan	500	23,808
Red Hat, Inc.*	1,741	71,381
Sage Group plc	13,544	58,786
Salesforce.com, Inc.*	1,151	128,682
SAP AG	121,058	5,988,198
Square Enix Holdings Co., Ltd.	900	20,171
Symantec Corp.*	7,700	116,809
Trend Micro, Inc.	1,000	29,840

		28,032,570

Total Information Technology		84,655,033

Materials (3.1%)
Chemicals (0.8%)
Air Liquide S.A.	2,777	338,786
Air Products & Chemicals, Inc.	2,092	173,259
Air Water, Inc.	1,000	11,883

See Notes to Portfolio of Investments.

EQ ADVISORS TRUST

EQ/TEMPLETON GLOBAL EQUITY PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

September 30, 2010 (Unaudited)

	Number of Shares	Value (Note 1)
Airgas, Inc.	742	$50,419
Akzo Nobel N.V.	2,178	134,369
Asahi Kasei Corp.	12,000	66,124
BASF SE	9,439	595,196
CF Industries Holdings, Inc.	651	62,171
Daicel Chemical Industries Ltd.	3,000	20,196
Denki Kagaku Kogyo KK	4,000	17,202
Dow Chemical Co.	11,417	313,511
E.I. du Pont de Nemours & Co.	8,965	400,018
Eastman Chemical Co.	762	56,388
Ecolab, Inc.	2,297	116,550
FMC Corp.	713	48,776
Givaudan S.A. (Registered)	74	75,608
Hitachi Chemical Co., Ltd.	1,400	26,128
Incitec Pivot Ltd.	18,274	63,409
International Flavors & Fragrances, Inc.	786	38,137
Israel Chemicals Ltd.	4,652	65,622
Israel Corp., Ltd.*	27	25,796
Johnson Matthey plc	2,214	61,282
JSR Corp.	1,500	25,533
K+S AG	1,263	75,612
Kaneka Corp.	4,000	24,006
Kansai Paint Co., Ltd.	3,000	25,551
Koninklijke DSM N.V.	1,470	75,309
Kuraray Co., Ltd.	3,500	44,190
Linde AG	1,630	212,166
Makhteshim-Agan Industries Ltd.*	2,603	9,648
Mitsubishi Chemical Holdings Corp.	11,000	55,870
Mitsubishi Gas Chemical Co., Inc.	5,000	29,049
Mitsui Chemicals, Inc.	7,000	18,867
Monsanto Co.	5,300	254,029
Nissan Chemical Industries Ltd.	2,000	22,544
Nitto Denko Corp.	1,500	58,667
Novozymes A/S, Class B	531	67,555
Orica Ltd.	3,682	91,498
PPG Industries, Inc.	1,651	120,193
Praxair, Inc.	3,025	273,037
Sherwin-Williams Co.	930	69,880
Shin-Etsu Chemical Co., Ltd.	4,300	209,385
Showa Denko KK	12,000	23,000
Sigma-Aldrich Corp.	1,194	72,094
Sika AG	15	27,675
Solvay S.A.	679	72,432
Sumitomo Chemical Co., Ltd.	15,000	65,764
Syngenta AG (Registered)	967	240,311
Taiyo Nippon Sanso Corp.	2,000	17,010
Teijin Ltd.	12,000	39,674
Tokuyama Corp.	2,000	10,158
Toray Industries, Inc.	13,000	72,413
Tosoh Corp.	4,000	10,781
Ube Industries Ltd.	12,000	26,593
Umicore S.A.	1,024	44,266
Wacker Chemie AG	204	37,641
Yara International ASA	1,850	83,674

		5,366,905

Construction Materials (0.4%)
Boral Ltd.	6,139	27,354
Cimpor Cimentos de Portugal SGPS S.A.	1,664	10,712
CRH plc	156,742	2,572,695
Fletcher Building Ltd.	7,357	43,506
HeidelbergCement AG	1,391	67,033
Holcim Ltd. (Registered)	2,569	164,966
Imerys S.A.	462	27,674
James Hardie Industries SE (CDI)*	3,733	$20,206
Lafarge S.A.	1,995	114,227
Taiheiyo Cement Corp.*	5,000	5,870
Vulcan Materials Co.	1,200	44,304

		3,098,547

Containers & Packaging (0.1%)
Amcor Ltd.	11,517	72,468
Ball Corp.	901	53,024
Bemis Co., Inc.	1,200	38,100
Owens-Illinois, Inc.*	1,610	45,177
Pactiv Corp.*	1,341	44,226
Rexam plc	9,043	43,611
Sealed Air Corp.	1,346	30,258
Toyo Seikan Kaisha Ltd.	1,800	32,429

		359,293

Metals & Mining (1.6%)
Acerinox S.A.	1,359	24,186
AK Steel Holding Corp.	900	12,429
Alcoa, Inc.	136,302	1,650,617
Allegheny Technologies, Inc.	970	45,057
Alumina Ltd.	21,784	38,110
Anglo American plc	13,576	538,602
Antofagasta plc	4,067	78,966
ArcelorMittal S.A.	8,920	293,790
BHP Billiton Ltd.	33,827	1,272,181
BHP Billiton plc	22,762	724,076
BlueScope Steel Ltd.	20,538	43,672
Boliden AB	2,865	43,398
Cliffs Natural Resources, Inc.	1,300	83,096
Daido Steel Co., Ltd.	3,000	14,590
Dowa Holdings Co., Ltd.	3,000	17,861
Eramet S.A.	73	21,570
Eurasian Natural Resources Corp.	2,636	38,034
Fortescue Metals Group Ltd.*	11,610	58,465
Freeport-McMoRan Copper & Gold, Inc.	4,631	395,441
Fresnillo plc	2,173	42,396
Hitachi Metals Ltd.	2,000	23,551
JFE Holdings, Inc.	4,400	134,562
Kazakhmys plc	2,207	50,341
Kobe Steel Ltd.	23,000	54,001
Lonmin plc*	1,587	41,608
MacArthur Coal Ltd.	1,120	12,698
Maruichi Steel Tube Ltd.	500	9,583
Mitsubishi Materials Corp.*	14,000	40,249
Mitsui Mining & Smelting Co., Ltd.	4,000	11,452
Newcrest Mining Ltd.	7,612	291,867
Newmont Mining Corp.	4,872	306,010
Nippon Steel Corp.	54,000	183,709
Nisshin Steel Co., Ltd.	6,000	10,709
Norsk Hydro ASA	9,242	55,787
Nucor Corp.	3,106	118,649
OneSteel Ltd.	11,951	33,845
Outokumpu Oyj	1,630	32,376
OZ Minerals Ltd.	27,366	38,486
Randgold Resources Ltd.	929	92,962
Rautaruukki Oyj	549	11,346
Rio Tinto Ltd.	4,485	332,796
Rio Tinto plc	14,514	848,390
Salzgitter AG	327	21,181
Sims Metal Management Ltd.	1,882	32,088
SSAB AB, Class A	1,472	23,477
SSAB AB, Class B	1,279	17,960
Sumitomo Metal Industries Ltd.	37,000	93,519

See Notes to Portfolio of Investments.

EQ ADVISORS TRUST

EQ/TEMPLETON GLOBAL EQUITY PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

September 30, 2010 (Unaudited)

	Number of Shares	Value (Note 1)
Sumitomo Metal Mining Co., Ltd.	5,000	$76,366
ThyssenKrupp AG	3,703	120,751
Titanium Metals Corp.*	1,000	19,960
Tokyo Steel Manufacturing Co., Ltd.	500	5,900
United States Steel Corp.	1,413	61,946
Vale S.A. (ADR)	65,060	1,805,415
Vedanta Resources plc	1,407	47,852
Voestalpine AG	1,280	47,149
Xstrata plc	20,345	389,272
Yamato Kogyo Co., Ltd.	500	12,111

		10,946,461

Paper & Forest Products (0.2%)
Holmen AB, Class B	721	22,239
International Paper Co.	4,302	93,568
MeadWestvaco Corp.	1,800	43,884
Nippon Paper Group, Inc.	747	18,693
OJI Paper Co., Ltd.	9,000	39,782
Stora Enso Oyj, Class R	6,860	67,801
Svenska Cellulosa AB, Class B	82,653	1,256,898
UPM-Kymmene Oyj	4,995	85,595
Weyerhaeuser Co.	5,375	84,710

		1,713,170

Total Materials		21,484,376

Telecommunication Services (5.3%)
Diversified Telecommunication Services (3.5%)
AT&T, Inc.	104,886	2,999,740
Belgacom S.A.	1,410	54,984
Bezeq Israeli Telecommunication Corp., Ltd.	18,095	45,108
BT Group plc, Class A	79,953	175,837
Cable & Wireless Worldwide plc	21,475	24,812
CenturyLink, Inc.	2,967	117,078
China Telecom Corp., Ltd. (ADR)	14,900	815,328
Deutsche Telekom AG (Registered)	28,394	388,436
Elisa Oyj*	1,423	32,687
France Telecom S.A.	202,527	4,376,105
Frontier Communications Corp.	9,060	74,020
Hellenic Telecommunications Organization S.A.	2,562	18,441
Iliad S.A.	234	24,381
Inmarsat plc	4,499	46,893
Koninklijke (Royal) KPN N.V.	17,061	263,867
Nippon Telegraph & Telephone Corp.	5,428	237,004
PCCW Ltd.	57,000	20,644
Portugal Telecom SGPS S.A. (Registered)	6,101	81,425
Qwest Communications International, Inc.	17,121	107,349
Singapore Telecommunications Ltd.	2,023,000	4,830,218
Swisscom AG (Registered)	218	87,919
Tele2 AB, Class B	2,767	58,088
Telecom Corp. of New Zealand Ltd.	22,315	33,073
Telecom Italia S.p.A.	97,484	136,217
Telecom Italia S.p.A. (RNC)	68,958	77,697
Telefonica S.A.	176,856	4,379,562
Telekom Austria AG	162,535	2,446,197
Telenor ASA	115,130	1,802,959
TeliaSonera AB	21,332	172,799
Telstra Corp., Ltd.	42,030	106,435
Verizon Communications, Inc.	27,800	906,002
Windstream Corp.	5,000	61,450

		25,002,755

Wireless Telecommunication Services (1.8%)
American Tower Corp., Class A*	4,024	206,270
Cellcom Israel Ltd.	364	$11,113
KDDI Corp.	29	138,782
MetroPCS Communications, Inc.*	2,900	30,334
Millicom International Cellular S.A. (SDR)	857	81,754
Mobistar S.A.	236	14,452
NTT DoCoMo, Inc.	154	256,421
Partner Communications Co., Ltd.	566	10,489
Softbank Corp.	8,000	261,715
Sprint Nextel Corp.*	539,810	2,499,320
StarHub Ltd.	9,919	19,459
Turkcell Iletisim Hizmet A/S (ADR)	103,680	1,737,677
Vodafone Group plc	2,942,984	7,262,943

		12,530,729

Total Telecommunication Services		37,533,484

Utilities (1.3%)
Electric Utilities (0.7%)
Acciona S.A.	335	28,296
Allegheny Energy, Inc.	1,670	40,948
American Electric Power Co., Inc.	4,797	173,795
Cheung Kong Infrastructure Holdings Ltd.	3,000	11,909
Chubu Electric Power Co., Inc.	6,600	163,103
Chugoku Electric Power Co., Inc.	3,200	63,134
CLP Holdings Ltd.	19,000	151,704
Contact Energy Ltd.*	2,907	12,072
Duke Energy Corp.	13,106	232,107
E.ON AG	18,251	538,169
EDF S.A.	2,598	112,060
Edison International	3,207	110,289
EDP - Energias de Portugal S.A.	16,921	57,992
Enel S.p.A.	68,563	365,462
Entergy Corp.	1,839	140,739
Exelon Corp.	6,543	278,601
FirstEnergy Corp.	3,100	119,474
Fortum Oyj	4,686	122,589
Hokkaido Electric Power Co., Inc.	2,200	43,800
Hokuriku Electric Power Co.	1,800	41,097
Hongkong Electric Holdings Ltd.	13,500	82,039
Iberdrola S.A.	40,969	315,167
Kansai Electric Power Co., Inc.	7,600	184,538
Kyushu Electric Power Co., Inc.	3,600	82,195
NextEra Energy, Inc.	4,093	222,618
Northeast Utilities	1,562	46,188
Pepco Holdings, Inc.	2,204	40,994
Pinnacle West Capital Corp.	1,100	45,397
PPL Corp.	4,752	129,397
Progress Energy, Inc.	2,880	127,930
Public Power Corp. S.A.	962	14,990
Red Electrica Corporacion S.A.	995	46,790
Scottish & Southern Energy plc	9,520	167,197
Shikoku Electric Power Co., Inc.	1,800	51,641
Southern Co.	8,196	305,219
SP AusNet	6,143	5,106
Terna Rete Elettrica Nazionale S.p.A.	12,043	51,182
Tohoku Electric Power Co., Inc.	4,400	97,298
Tokyo Electric Power Co., Inc.	12,400	302,424
Verbund AG, Class A	677	24,273

		5,149,923

Gas Utilities (0.1%)
Enagas S.A.	1,540	31,207
Gas Natural SDG S.A.	2,142	31,931
Hong Kong & China Gas Co., Ltd.	45,100	114,162
Nicor, Inc.	448	20,527

See Notes to Portfolio of Investments.

EQ ADVISORS TRUST

EQ/TEMPLETON GLOBAL EQUITY PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

September 30, 2010 (Unaudited)

	Number of Shares	Value (Note 1)
Oneok, Inc.	1,100	$49,544
Osaka Gas Co., Ltd.	18,000	64,902
Snam Rete Gas S.p.A.	13,601	68,882
Toho Gas Co., Ltd.	6,000	29,684
Tokyo Gas Co., Ltd.	24,000	108,960

		519,799

Independent Power Producers & Energy Traders (0.1%)
AES Corp.*	6,900	78,315
Constellation Energy Group, Inc.	2,074	66,866
EDP Renovaveis S.A.*	2,988	16,904
Electric Power Development Co., Ltd.	1,200	36,080
Iberdrola Renovables S.A.	10,537	35,021
International Power plc	15,701	95,699
NRG Energy, Inc.*	2,385	49,656

		378,541

Multi-Utilities (0.4%)
A2A S.p.A.	8,070	12,377
AGL Energy Ltd.	4,953	77,411
Ameren Corp.	2,500	71,000
CenterPoint Energy, Inc.	4,200	66,024
Centrica plc	52,914	268,902
CMS Energy Corp.	1,993	35,914
Consolidated Edison, Inc.	2,782	134,148
Dominion Resources, Inc.	5,800	253,228
DTE Energy Co.	1,710	78,540
GDF Suez S.A.	12,494	447,272
Integrys Energy Group, Inc.	760	39,566
National Grid plc	35,520	301,311
NiSource, Inc.	2,736	47,606
PG&E Corp.	3,846	174,685
Public Service Enterprise Group, Inc.	5,100	168,708
RWE AG	4,201	283,774
RWE AG (Preference)	330	21,034
SCANA Corp.	1,200	48,384
Sempra Energy	2,500	134,500
Suez Environnement Co. S.A.	3,117	57,577
TECO Energy, Inc.	1,816	31,453
United Utilities Group plc	7,030	63,279
Veolia Environnement	3,158	83,175
Wisconsin Energy Corp.	1,151	66,528
Xcel Energy, Inc.	4,700	107,959

		3,074,355

Water Utilities (0.0%)
Severn Trent plc	2,440	50,251

Total Utilities		9,172,869

Total Common Stocks (79.1%)
(Cost $557,853,305)		554,661,906

	Number of Rights	Value (Note 1)

RIGHTS:
Consumer Discretionary (0.0%)
Auto Components (0.0%)
Cie Generale des Etablissements Michelin, expiring 10/13/10*	29,339	81,913

Total Consumer Discretionary		81,913

Financials (0.0%)
Capital Markets (0.0%)
Deutsche Bank AG, expiring 10/5/10*	6,278	$30,382

Commercial Banks (0.0%)
Bank of Cyprus Public Co., Ltd., expiring 10/21/10*	6,808	4,177
National Bank of Greece S.A., expiring 10/11/10*	12,088	8,404

		12,581

Total Financials		42,963

Total Rights (0.0%)
(Cost $—)		124,876

	Principal Amount	Value (Note 1)
SHORT-TERM INVESTMENTS:
Short-Term Investment (8.6%)
BlackRock Liquidity Funds TempFund
0.23% ‡	$60,312,654	60,312,654

Time Deposit (1.2%)
Bank of Montreal
0.16%, 10/1/10	8,455,000	8,455,000

Total Short-Term Investments (9.8%) (Amortized Cost $68,767,654)		68,767,654

Total Investments (88.9%) (Cost/Amortized Cost $626,620,959)		623,554,436
Other Assets Less Liabilities (11.1%)		77,802,130

Net Assets (100%)		$701,356,566

*	Non-income producing.

†	Securities (totaling $0 or 0.0% of net assets) at fair value by management.

§	Securities exempt from registration under Rule 144A of the Securities Act of 1933. These securities may only be resold to qualified institutional buyers. At September 30, 2010, the market value of these securities amounted to $83,763 or 0.0% of net assets. Securities denoted with “§” but without “b” have been determined to be liquid under the guidelines established by the Board of Trustees. To the extent any securities might provide a right to demand registration, such rights have not been relied upon when determining liquidity.

‡	Affiliated company as defined under the Investment Company Act of 1940.

(b)	Illiquid Security.

(m)	Regulation S is an exemption for securities offerings that are made outside of the United States and do not involve direct selling efforts in the United States. Resale restrictions may apply for purposes of the Securities Act of 1933.

See Notes to Portfolio of Investments.

EQ ADVISORS TRUST

EQ/TEMPLETON GLOBAL EQUITY PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

September 30, 2010 (Unaudited)

Glossary:

ADR — American Depositary Receipt

CDI — Chess Depositary Interest

CVA — Dutch Certification

GDR — Global Depositary Receipt

PPS — Price Protected Share

RNC — Risparmio Non-Convertible Savings Shares

SDR — Swedish Certification

Investments in companies which were affiliates for the nine months ended September 30, 2010, were as follows:

Securities	Market Value December 31, 2009	Purchases at Cost	Sales at Cost	Market Value September 30, 2010	Dividend Income	Realized Gain (Loss)
BlackRock Liquidity Funds TempFund	$—	$172,619,462	$112,306,808	$60,312,654	$47,191	$—

At September 30, 2010, the Portfolio had the following futures contracts open: (Note 1)

	Number of Contracts	Expiration Date	Original Value	Value at 9/30/2010	Unrealized Appreciation/ (Depreciation)
Purchases
DJ EURO Stoxx 50 Index	793	December-10	$30,106,396	$29,599,348	$(507,048)
E-Mini MSCI EAFE Index	4	December-10	306,671	311,320	4,649
FTSE 100 Index	207	December-10	18,040,616	17,980,623	(59,993)
S&P 500 E-Mini Index	1,155	December-10	63,423,398	65,644,425	2,221,027
SPI 200 Index	68	December-10	7,670,996	7,558,421	(112,575)
TOPIX Index	171	December-10	16,657,800	16,929,983	272,183

					$1,818,243

At September 30, 2010, the Portfolio had outstanding foreign currency contracts to buy/sell foreign currencies as follows: (Note 1)

	Counterparty	Local Contract Buy Amount (000’s)	U.S. $ Current Buy Value	U.S. $ Current Sell Value	Unrealized Appreciation/ (Depreciation)
Foreign Currency Buy Contracts
European Union Euro vs. U.S. Dollar, expiring 12/17/10	Deutsche Bank AG	4,500	$6,131,295	$5,861,340	$269,955
European Union Euro vs. U.S. Dollar, expiring 12/17/10	Deutsche Bank AG	100	136,251	135,426	825
Japanese Yen vs. U.S. Dollar, expiring 12/17/10	Deutsche Bank AG	20,000	239,775	238,490	1,285

					$272,065

The following is a summary of the inputs used to value the Portfolio’s assets and liabilities carried at fair value as of September 30, 2010:

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. For example, money market securities are valued using amortized cost, in accordance with rules under the Investment Company Act of 1940. Generally, amortized cost approximates the current fair value of a security, but since the value is not obtained from a quoted price in an active market, such securities are reflected as Level 2.

Various inputs are used in determining the value of the Portfolio’s investments. These inputs are summarized in the three broad levels listed below:

See Notes to Portfolio of Investments.

EQ ADVISORS TRUST

EQ/TEMPLETON GLOBAL EQUITY PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

September 30, 2010 (Unaudited)

Investment Type	Level 1 Quoted prices in active markets for identical securities	Level 2 Significant other observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)	Level 3 Significant unobservable inputs (including the Portfolio’s own assumptions in determining the fair value of investments)	Total
Assets:
Common Stocks
Consumer Discretionary	$40,415,690	$42,782,100	$—	$83,197,790
Consumer Staples	14,182,347	18,490,531	—	32,672,878
Energy	21,379,210	28,852,423	—	50,231,633
Financials	35,502,426	53,157,780	—	88,660,206
Health Care	44,488,781	36,169,949	—	80,658,730
Industrials	30,191,429	36,203,478	—	66,394,907
Information Technology	61,315,965	23,339,068	—	84,655,033
Materials	7,024,333	14,460,043	—	21,484,376
Telecommunication Services	9,554,568	27,978,916	—	37,533,484
Utilities	3,736,847	5,436,022	—	9,172,869
Forward Currency Contracts	—	272,065	—	272,065
Futures	2,497,859	—	—	2,497,859
Rights
Consumer Discretionary	—	81,913	—	81,913
Financials	—	42,963	—	42,963
Short-Term Investments	—	68,767,654	—	68,767,654

Total Assets	$270,289,455	$356,034,905	$—	$626,324,360

Liabilities:
Futures	$(679,616)	$—	$—	$(679,616)

Total Liabilities	$(679,616)	$—	$—	$(679,616)

Total	$269,609,839	$356,034,905	$—	$625,644,744

Following is a reconciliation of Level 3 assets for which significant unobservable inputs were used to determine fair value:

	Investments in Securities-Financials	Investments in Securities-Industrials
Balance as of 12/31/09	$—	$3,251
Total gains or losses (realized/unrealized) included in earnings	—	(31)
Purchases, sales, issuances, and settlements (net)	—	(3,220)
Transfers into Level 3	—	—
Transfers out of Level 3	—	—

Balance as of 9/30/10	$—	$—

The amount of total gains or losses for the year included in earnings attributable to the change in unrealized gains or losses relating to assets and liabilities still held at period ending 9/30/10.	$—	$—

Investment security transactions for the nine months ended September 30, 2010 were as follows:

Cost of Purchases:
Stocks and long-term corporate debt securities	$34,390,619
Net Proceeds of Sales and Redemptions:
Stocks and long-term corporate debt securities	$169,780,205

As of September 30, 2010, the gross unrealized appreciation (depreciation) of investments based on the aggregate cost of investments for Federal income tax purposes was as follows:

Aggregate gross unrealized appreciation	$69,997,637
Aggregate gross unrealized depreciation	(78,913,682)

Net unrealized depreciation	$(8,916,045)

Federal income tax cost of investments	$632,470,481

See Notes to Portfolio of Investments.

EQ ADVISORS TRUST

EQ/UBS GROWTH AND INCOME PORTFOLIO

PORTFOLIO OF INVESTMENTS

September 30, 2010 (Unaudited)

	Number of Shares	Value (Note 1)
COMMON STOCKS:
Consumer Discretionary (13.8%)
Auto Components (0.9%)
BorgWarner, Inc.*	23,500	$1,236,570

Diversified Consumer Services (1.0%)
Apollo Group, Inc., Class A*	26,200	1,345,370

Hotels, Restaurants & Leisure (1.8%)
Carnival Corp.	67,500	2,579,175

Household Durables (2.0%)
Fortune Brands, Inc.	57,400	2,825,802

Media (5.9%)
Comcast Corp., Class A	183,000	3,308,640
Interpublic Group of Cos., Inc.*	182,100	1,826,463
Time Warner, Inc.	52,500	1,609,125
Viacom, Inc., Class B	42,800	1,548,932

		8,293,160

Specialty Retail (2.2%)
GameStop Corp., Class A*	61,800	1,218,078
Lowe’s Cos., Inc.	81,000	1,805,490

		3,023,568

Total Consumer Discretionary		19,303,645

Consumer Staples (6.6%)
Beverages (2.1%)
PepsiCo, Inc.	44,500	2,956,580

Food & Staples Retailing (1.0%)
Kroger Co.	66,100	1,431,726

Household Products (1.9%)
Procter & Gamble Co.	42,900	2,572,713

Personal Products (1.6%)
Avon Products, Inc.	71,200	2,286,232

Total Consumer Staples		9,247,251

Energy (11.0%)
Energy Equipment & Services (2.5%)
Baker Hughes, Inc.	45,600	1,942,560
Noble Corp.	47,900	1,618,541

		3,561,101

Oil, Gas & Consumable Fuels (8.5%)
Anadarko Petroleum Corp.	2,600	148,330
Exxon Mobil Corp.	83,400	5,153,286
Hess Corp.	27,800	1,643,536
Marathon Oil Corp.	48,400	1,602,040
Peabody Energy Corp.	25,400	1,244,854
Ultra Petroleum Corp.*	47,600	1,998,248

		11,790,294

Total Energy		15,351,395

Financials (12.5%)
Capital Markets (1.9%)
Bank of New York Mellon Corp.	59,300	1,549,509
Goldman Sachs Group, Inc.	7,300	1,055,434

		2,604,943

Commercial Banks (2.2%)
Wells Fargo & Co.	121,500	$3,053,295

Diversified Financial Services (4.1%)
Bank of America Corp.	176,600	2,315,226
JPMorgan Chase & Co.	90,200	3,433,914

		5,749,140

Insurance (4.3%)
Aflac, Inc.	51,900	2,683,749
MetLife, Inc.	49,800	1,914,810
Principal Financial Group, Inc.	53,200	1,378,944

		5,977,503

Total Financials		17,384,881

Health Care (13.7%)
Biotechnology (2.3%)
Amgen, Inc.*	18,900	1,041,579
Amylin Pharmaceuticals, Inc.*	26,200	546,270
Genzyme Corp.*	23,400	1,656,486

		3,244,335

Health Care Equipment & Supplies (4.0%)
Baxter International, Inc.	28,200	1,345,422
Boston Scientific Corp.*	101,700	623,421
Covidien plc	54,200	2,178,298
Medtronic, Inc.	42,400	1,423,792

		5,570,933

Health Care Providers & Services (2.0%)
UnitedHealth Group, Inc.	49,900	1,751,989
WellPoint, Inc.*	17,500	991,200

		2,743,189

Pharmaceuticals (5.4%)
Allergan, Inc.	34,600	2,301,938
Johnson & Johnson	50,100	3,104,196
Merck & Co., Inc.	58,100	2,138,661

		7,544,795

Total Health Care		19,103,252

Industrials (12.2%)
Aerospace & Defense (2.8%)
General Dynamics Corp.	42,600	2,675,706
Raytheon Co.	25,800	1,179,318

		3,855,024

Air Freight & Logistics (1.7%)
FedEx Corp.	28,700	2,453,850

Airlines (1.0%)
Southwest Airlines Co.	105,100	1,373,657

Machinery (5.8%)
Dover Corp.	28,800	1,503,648
Illinois Tool Works, Inc.	54,000	2,539,080
PACCAR, Inc.	50,850	2,448,427
Pall Corp.	38,000	1,582,320

		8,073,475

Road & Rail (0.9%)
Ryder System, Inc.	28,400	1,214,668

Total Industrials		16,970,674

Information Technology (19.0%)
Communications Equipment (3.1%)
Cisco Systems, Inc.*	93,400	2,045,460

See Notes to Portfolio of Investments.

EQ ADVISORS TRUST

EQ/UBS GROWTH AND INCOME PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

September 30, 2010 (Unaudited)

	Number of Shares	Value (Note 1)
QUALCOMM, Inc.	50,500	$2,278,560

		4,324,020

Computers & Peripherals (5.6%)
Apple, Inc.*	15,200	4,313,000
Hewlett-Packard Co.	56,300	2,368,541
Seagate Technology plc*	93,200	1,097,896

		7,779,437

IT Services (1.1%)
Visa, Inc., Class A	20,000	1,485,200

Semiconductors & Semiconductor Equipment (3.3%)
Applied Materials, Inc.	67,500	788,400
Broadcom Corp., Class A	38,500	1,362,515
Intersil Corp., Class A	44,500	520,205
Marvell Technology Group Ltd.*	63,100	1,104,881
National Semiconductor Corp.	70,100	895,177

		4,671,178

Software (5.9%)
Adobe Systems, Inc.*	93,600	2,447,640
Autodesk, Inc.*	64,500	2,062,065
Intuit, Inc.*	700	30,667
Microsoft Corp.	89,400	2,189,406
Symantec Corp.*	94,400	1,432,048

		8,161,826

Total Information Technology		26,421,661

Materials (2.3%)
Chemicals (1.8%)
Dow Chemical Co.	61,200	1,680,552
Monsanto Co.	17,700	848,361

		2,528,913

Containers & Packaging (0.5%)
Ball Corp.	12,100	712,085

Total Materials		3,240,998

Telecommunication Services (2.2%)
Diversified Telecommunication Services (2.2%)
AT&T, Inc.	109,500	3,131,700

Total Telecommunication Services		3,131,700

Utilities (4.8%)
Electric Utilities (4.8%)
American Electric Power Co., Inc.	71,900	2,604,937
Exelon Corp.	60,300	2,567,574
FirstEnergy Corp.	38,700	1,491,498

Total Utilities		6,664,009

Total Common Stocks (98.1%)
(Cost $131,141,677)		136,819,466

	Principal Amount	Value (Note 1)
SHORT-TERM INVESTMENT:
Time Deposit (0.8%)
JPMorgan Chase Nassau
0.000%, 10/1/10
(Amortized Cost $1,054,358)	$1,054,358	1,054,358

Total Investments (98.9%)
(Cost/Amortized Cost $132,196,035)		137,873,824
Other Assets Less Liabilities (1.1%)		1,540,824

Net Assets (100%)		$139,414,648

*	Non-income producing.

See Notes to Portfolio of Investments.

EQ ADVISORS TRUST

EQ/UBS GROWTH AND INCOME PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

September 30, 2010 (Unaudited)

The following is a summary of the inputs used to value the Portfolio’s assets and liabilities carried at fair value as of September 30, 2010:

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. For example, money market securities are valued using amortized cost, in accordance with rules under the Investment Company Act of 1940. Generally, amortized cost approximates the current fair value of a security, but since the value is not obtained from a quoted price in an active market, such securities are reflected as Level 2.

Various inputs are used in determining the value of the Portfolio’s investments. These inputs are summarized in the three broad levels listed below:

Investment Type	Level 1 Quoted prices in active markets for identical securities	Level 2 Significant other observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)	Level 3 Significant unobservable inputs (including the Portfolio’s own assumptions in determining the fair value of investments)	Total
Assets:
Common Stocks
Consumer Discretionary	$19,303,645	$—	$—	$19,303,645
Consumer Staples	9,247,251	—	—	9,247,251
Energy	15,351,395	—	—	15,351,395
Financials	17,384,881	—	—	17,384,881
Health Care	19,103,252	—	—	19,103,252
Industrials	16,970,674	—	—	16,970,674
Information Technology	26,421,661	—	—	26,421,661
Materials	3,240,998	—	—	3,240,998
Telecommunication Services	3,131,700	—	—	3,131,700
Utilities	6,664,009	—	—	6,664,009
Short-Term Investments	—	1,054,358	—	1,054,358

Total Assets	$136,819,466	$1,054,358	$—	$137,873,824

Total Liabilities	$—	$—	$—	$—

Total	$136,819,466	$1,054,358	$—	$137,873,824

Investment security transactions for the nine months ended September 30, 2010 were as follows:

Cost of Purchases:
Stocks and long-term corporate debt securities	$53,730,996
Net Proceeds of Sales and Redemptions:
Stocks and long-term corporate debt securities	$59,389,695

As of September 30, 2010, the gross unrealized appreciation (depreciation) of investments based on the aggregate cost of investments for Federal income tax purposes was as follows:

Aggregate gross unrealized appreciation	$13,470,911
Aggregate gross unrealized depreciation	(8,796,108)

Net unrealized appreciation	$4,674,803

Federal income tax cost of investments	$133,199,021

See Notes to Portfolio of Investments.

EQ ADVISORS TRUST

EQ/VAN KAMPEN COMSTOCK PORTFOLIO

PORTFOLIO OF INVESTMENTS

September 30, 2010 (Unaudited)

	Number of Shares	Value (Note 1)
COMMON STOCKS:
Consumer Discretionary (16.2%)
Media (13.0%)
Comcast Corp., Class A	596,612	$10,786,745
DIRECTV, Class A*	46,082	1,918,394
News Corp., Class B	221,620	3,337,597
Time Warner Cable, Inc.	65,187	3,519,446
Time Warner, Inc.	111,933	3,430,746
Viacom, Inc., Class B	245,084	8,869,590

		31,862,518

Multiline Retail (1.4%)
J.C. Penney Co., Inc.	57,619	1,566,085
Macy’s, Inc.	38,171	881,368
Target Corp.	17,300	924,512

		3,371,965

Specialty Retail (1.8%)
Home Depot, Inc.	71,900	2,277,792
Lowe’s Cos., Inc.	101,700	2,266,893

		4,544,685

Total Consumer Discretionary		39,779,168

Consumer Staples (10.1%)
Beverages (1.4%)
Coca-Cola Co.	46,946	2,747,280
PepsiCo, Inc.	12,100	803,924

		3,551,204

Food & Staples Retailing (3.3%)
CVS Caremark Corp.	114,648	3,607,973
Wal-Mart Stores, Inc.	81,677	4,371,353

		7,979,326

Food Products (3.8%)
Kraft Foods, Inc., Class A	173,466	5,353,161
Unilever N.V. (N.Y. Shares)	128,556	3,841,253

		9,194,414

Household Products (0.3%)
Procter & Gamble Co.	12,275	736,132

Personal Products (0.6%)
Avon Products, Inc.	44,177	1,418,523

Tobacco (0.7%)
Philip Morris International, Inc.	30,697	1,719,646

Total Consumer Staples		24,599,245

Energy (9.5%)
Energy Equipment & Services (3.0%)
Halliburton Co.	138,000	4,563,660
Noble Corp.	26,285	888,171
Weatherford International Ltd.*	105,391	1,802,186

		7,254,017

Oil, Gas & Consumable Fuels (6.5%)
BP plc (ADR)	33,100	1,362,727
Chevron Corp.	62,400	5,057,520
ConocoPhillips	68,900	3,956,927
Royal Dutch Shell plc (ADR)	63,452	3,826,155
Total S.A. (ADR)	35,596	1,836,754

		16,040,083

Total Energy		23,294,100

Financials (21.3%)
Capital Markets (3.7%)
Bank of New York Mellon Corp.	184,222	4,813,721
Goldman Sachs Group, Inc.	16,521	$2,388,606
Morgan Stanley	37,241	919,108
State Street Corp.	25,200	949,032

		9,070,467

Commercial Banks (2.8%)
PNC Financial Services Group, Inc.	56,700	2,943,297
U.S. Bancorp	73,900	1,597,718
Wells Fargo & Co.	96,300	2,420,019

		6,961,034

Diversified Financial Services (6.1%)
Bank of America Corp.	370,630	4,858,959
Citigroup, Inc.*	823,121	3,210,172
JPMorgan Chase & Co.	183,000	6,966,810

		15,035,941

Insurance (8.7%)
Aflac, Inc.	25,600	1,323,776
Chubb Corp.	160,603	9,152,765
MetLife, Inc.	86,600	3,329,770
Torchmark Corp.	42,800	2,274,392
Travelers Cos., Inc.	98,282	5,120,492

		21,201,195

Total Financials		52,268,637

Health Care (13.0%)
Health Care Providers & Services (3.9%)
Cardinal Health, Inc.	101,171	3,342,690
UnitedHealth Group, Inc.	123,684	4,342,545
WellPoint, Inc.*	31,400	1,778,496

		9,463,731

Pharmaceuticals (9.1%)
Abbott Laboratories, Inc.	40,073	2,093,414
Bristol-Myers Squibb Co.	201,303	5,457,324
GlaxoSmithKline plc (ADR)	39,050	1,543,256
Merck & Co., Inc.	130,391	4,799,693
Pfizer, Inc.	402,932	6,918,342
Roche Holding AG (ADR)	46,500	1,587,045

		22,399,074

Total Health Care		31,862,805

Industrials (6.4%)
Aerospace & Defense (1.2%)
Honeywell International, Inc.	64,255	2,823,365

Electrical Equipment (0.8%)
Emerson Electric Co.	38,500	2,027,410

Industrial Conglomerates (3.3%)
General Electric Co.	206,700	3,358,875
Textron, Inc.	73,219	1,505,383
Tyco International Ltd.	90,400	3,320,392

		8,184,650

Machinery (1.1%)
Ingersoll-Rand plc	76,281	2,723,994

Total Industrials		15,759,419

Information Technology (10.7%)
Communications Equipment (1.0%)
Cisco Systems, Inc.*	109,500	2,398,050

Computers & Peripherals (2.2%)
Dell, Inc.*	202,422	2,623,389

See Notes to Portfolio of Investments.

EQ ADVISORS TRUST

EQ/VAN KAMPEN COMSTOCK PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

September 30, 2010 (Unaudited)

	Number of Shares	Value (Note 1)
Hewlett-Packard Co.	64,826	$2,727,230

		5,350,619

Internet Software & Services (4.6%)
eBay, Inc.*	301,138	7,347,767
Yahoo!, Inc.*	275,016	3,896,977

		11,244,744

IT Services (0.9%)
Accenture plc, Class A	33,600	1,427,664
Western Union Co.	39,647	700,562

		2,128,226

Semiconductors & Semiconductor Equipment (1.7%)
Intel Corp.	157,839	3,035,244
KLA-Tencor Corp.	33,943	1,195,812

		4,231,056

Software (0.3%)
Microsoft Corp.	30,700	751,843

Total Information Technology		26,104,538

Materials (4.6%)
Chemicals (0.7%)
E.I. du Pont de Nemours & Co.	39,406	1,758,296

Metals & Mining (1.3%)
Alcoa, Inc.	266,931	3,232,534

Paper & Forest Products (2.6%)
International Paper Co.	285,576	6,211,278

Total Materials		11,202,108

Telecommunication Services (4.2%)
Diversified Telecommunication Services (3.3%)
AT&T, Inc.	123,742	3,539,021
Verizon Communications, Inc.	136,235	4,439,899

		7,978,920

Wireless Telecommunication Services (0.9%)
Vodafone Group plc (ADR)	94,000	2,332,140

Total Telecommunication Services		10,311,060

Utilities (1.6%)
Electric Utilities (1.3%)
American Electric Power Co., Inc.	33,100	1,199,213
FirstEnergy Corp.	49,819	1,920,024

		3,119,237

Multi-Utilities (0.3%)
Sempra Energy	15,700	844,660

Total Utilities		3,963,897

Total Common Stocks (97.6%) (Cost $229,873,126)		239,144,977

	Principal Amount	Value (Note 1)
SHORT-TERM INVESTMENT:
Time Deposit (2.4%)
JPMorgan Chase Nassau
0.000%, 10/1/10
(Amortized Cost $5,956,567)	$5,956,567	$5,956,567

Total Investments (100.0%) (Cost/Amortized Cost $235,829,693)		245,101,544
Other Assets Less Liabilities (0.0%)		62,366

Net Assets (100%)		$245,163,910

*	Non-income producing.

Glossary:

ADR — American Depositary Receipt

See Notes to Portfolio of Investments.

EQ ADVISORS TRUST

EQ/VAN KAMPEN COMSTOCK PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

September 30, 2010 (Unaudited)

The following is a summary of the inputs used to value the Portfolio’s assets and liabilities carried at fair value as of September 30, 2010:

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. For example, money market securities are valued using amortized cost, in accordance with rules under the Investment Company Act of 1940. Generally, amortized cost approximates the current fair value of a security, but since the value is not obtained from a quoted price in an active market, such securities are reflected as Level 2.

Various inputs are used in determining the value of the Portfolio’s investments. These inputs are summarized in the three broad levels listed below:

Investment Type	Level 1 Quoted prices in active markets for identical securities	Level 2 Significant other observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)	Level 3 Significant unobservable inputs (including the Portfolio’s own assumptions in determining the fair value of investments)	Total
Assets:
Common Stocks
Consumer Discretionary	$39,779,168	$—	$—	$39,779,168
Consumer Staples	24,599,245	—	—	24,599,245
Energy	23,294,100	—	—	23,294,100
Financials	52,268,637	—	—	52,268,637
Health Care	31,862,805	—	—	31,862,805
Industrials	15,759,419	—	—	15,759,419
Information Technology	26,104,538	—	—	26,104,538
Materials	11,202,108	—	—	11,202,108
Telecommunication Services	10,311,060	—	—	10,311,060
Utilities	3,963,897	—	—	3,963,897
Short-Term Investments	—	5,956,567	—	5,956,567

Total Assets	$239,144,977	$5,956,567	$—	$245,101,544

Total Liabilities	$—	$—	$—	$—

Total	$239,144,977	$5,956,567	$—	$245,101,544

Investment security transactions for the nine months ended September 30, 2010 were as follows:

Cost of Purchases:
Stocks and long-term corporate debt securities	$36,264,048
Net Proceeds of Sales and Redemptions:
Stocks and long-term corporate debt securities	$38,828,904

As of September 30, 2010, the gross unrealized appreciation (depreciation) of investments based on the aggregate cost of investments for Federal income tax purposes was as follows:

Aggregate gross unrealized appreciation	$22,003,423
Aggregate gross unrealized depreciation	(18,135,816)

Net unrealized appreciation	$3,867,607

Federal income tax cost of investments	$241,233,937

See Notes to Portfolio of Investments

EQ ADVISORS TRUST

EQ/WELLS FARGO ADVANTAGE OMEGA GROWTH PORTFOLIO

PORTFOLIO OF INVESTMENTS

September 30, 2010 (Unaudited)

	Number of Shares	Value (Note 1)
COMMON STOCKS:
Consumer Discretionary (21.6%)
Auto Components (3.3%)
BorgWarner, Inc.*	157,700	$8,298,174
TRW Automotive Holdings Corp.*	170,916	7,103,269

		15,401,443

Automobiles (2.5%)
Daimler AG (Registered)*	180,943	11,453,692

Hotels, Restaurants & Leisure (1.7%)
Marriott International, Inc., Class A	220,100	7,886,183

Household Durables (0.8%)
Whirlpool Corp	46,100	3,732,256

Internet & Catalog Retail (3.4%)
Amazon.com, Inc.*	54,700	8,591,182
priceline.com, Inc.*	21,000	7,315,140

		15,906,322

Media (3.3%)
CBS Corp., Class B	368,600	5,845,996
Scripps Networks Interactive, Inc., Class A	193,656	9,214,153

		15,060,149

Multiline Retail (1.4%)
Dollar General Corp.*	63,004	1,842,867
Macy’s, Inc.	207,700	4,795,793

		6,638,660

Specialty Retail (5.2%)
Dick’s Sporting Goods, Inc.*	159,000	4,458,360
Jo-Ann Stores, Inc.*	155,318	6,919,417
TJX Cos., Inc.	178,640	7,972,703
Urban Outfitters, Inc.*	147,000	4,621,680

		23,972,160

Total Consumer Discretionary		100,050,865

Consumer Staples (0.4%)
Food & Staples Retailing (0.4%)
BJ’s Wholesale Club, Inc.*	39,377	1,634,146

Total Consumer Staples		1,634,146

Energy (7.6%)
Oil, Gas & Consumable Fuels (7.6%)
Brigham Exploration Co.*	271,200	5,085,000
Concho Resources, Inc.*	131,800	8,721,206
ConocoPhillips	152,800	8,775,304
Newfield Exploration Co.*	85,262	4,897,449
Noble Energy, Inc.	99,988	7,508,099

Total Energy		34,987,058

Financials (4.1%)
Commercial Banks (1.4%)
Itau Unibanco Holding S.A. (Preference) (ADR)	266,200	6,436,716

Consumer Finance (1.8%)
American Express Co.	199,900	8,401,797

Diversified Financial Services (0.9%)
JPMorgan Chase & Co.	103,200	3,928,824

Total Financials		18,767,337

Health Care (12.2%)
Biotechnology (1.7%)
Alexion Pharmaceuticals, Inc.*	121,633	$7,828,300

Health Care Equipment & Supplies (4.3%)
Covidien plc	50,193	2,017,257
Hospira, Inc.*	95,700	5,455,857
Sirona Dental Systems, Inc.*	129,891	4,681,272
Varian Medical Systems, Inc.*	83,900	5,075,950
Volcano Corp.*	95,731	2,487,091

		19,717,427

Health Care Providers & Services (3.6%)
Express Scripts, Inc.*	132,700	6,462,490
Laboratory Corp. of America Holdings*	59,000	4,627,370
McKesson Corp.	89,899	5,553,960

		16,643,820

Health Care Technology (0.8%)
Cerner Corp.*	42,960	3,608,210

Life Sciences Tools & Services (0.9%)
Bruker Corp.*	313,000	4,391,390

Pharmaceuticals (0.9%)
Auxilium Pharmaceuticals, Inc.*	174,200	4,316,676

Total Health Care		56,505,823

Industrials (10.6%)
Aerospace & Defense (2.0%)
Precision Castparts Corp.	74,600	9,500,310

Air Freight & Logistics (1.3%)
FedEx Corp.	69,702	5,959,521

Airlines (1.3%)
Delta Air Lines, Inc.*	511,339	5,951,986

Machinery (3.6%)
Cummins, Inc.	97,916	8,869,231
Eaton Corp.	94,200	7,770,558

		16,639,789

Road & Rail (2.4%)
Avis Budget Group, Inc.*	398,400	4,641,360
J.B. Hunt Transport Services, Inc.	188,400	6,537,480

		11,178,840

Total Industrials		49,230,446

Information Technology (33.7%)
Communications Equipment (2.9%)
F5 Networks, Inc.*	76,600	7,951,846
Juniper Networks, Inc.*	185,952	5,643,643

		13,595,489

Computers & Peripherals (8.5%)
Apple, Inc.*	83,949	23,820,529
EMC Corp.*	402,700	8,178,837
NetApp, Inc.*	148,306	7,384,155

		39,383,521

Internet Software & Services (2.5%)
Equinix, Inc.*	115,316	11,802,593

IT Services (4.4%)
Alliance Data Systems Corp.*	85,300	5,566,678

See Notes to Portfolio of Investments.

EQ ADVISORS TRUST

EQ/WELLS FARGO ADVANTAGE OMEGA GROWTH PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

September 30, 2010 (Unaudited)

	Number of Shares	Value (Note 1)
Gartner, Inc.*	270,223	$7,955,365
Sapient Corp.	560,871	6,713,626

		20,235,669

Semiconductors & Semiconductor Equipment (2.7%)
Netlogic Microsystems, Inc.*	336,663	9,285,166
Rubicon Technology, Inc.*	142,400	3,231,056

		12,516,222

Software (12.7%)
Citrix Systems, Inc.*	137,000	9,348,880
Concur Technologies, Inc.*	132,500	6,550,800
Longtop Financial Technologies Ltd. (ADR)*	155,503	6,119,043
Oracle Corp.	417,800	11,217,930
Red Hat, Inc.*	200,285	8,211,685
Salesforce.com, Inc.*	57,200	6,394,960
SuccessFactors, Inc.*	230,640	5,791,370
TIBCO Software, Inc.*	281,200	4,988,488

		58,623,156

Total Information Technology		156,156,650

Materials (2.7%)
Chemicals (1.5%)
Valspar Corp.	221,761	7,063,088

Containers & Packaging (1.2%)
Bemis Co., Inc.	172,600	5,480,050

Total Materials		12,543,138

Telecommunication Services (4.0%)
Wireless Telecommunication Services (4.0%)
American Tower Corp., Class A*	177,098	9,078,043
SBA Communications Corp., Class A*	232,146	9,355,484

Total Telecommunication Services		18,433,527

Total Common Stocks (96.9%) (Cost $400,148,165)		448,308,990

	Principal Amount	Value (Note 1)
SHORT-TERM INVESTMENT:
Time Deposit (2.6%)
JPMorgan Chase Nassau
0.000%, 10/1/10	$12,106,468	12,106,468
(Amortized Cost $12,106,468)

Total Investments (99.5%) (Cost/Amortized Cost $412,254,633)		460,415,458
Other Assets Less Liabilities (0.5%)		2,406,445

Net Assets (100%)		$462,821,903

*	Non-income producing.

Glossary:

ADR — American Depositary Receipt

See Notes to Portfolio of Investments.

EQ ADVISORS TRUST

EQ/WELLS FARGO ADVANTAGE OMEGA GROWTH PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

September 30, 2010 (Unaudited)

The following is a summary of the inputs used to value the Portfolio’s assets and liabilities carried at fair value as of September 30, 2010:

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. For example, money market securities are valued using amortized cost, in accordance with rules under the Investment Company Act of 1940. Generally, amortized cost approximates the current fair value of a security, but since the value is not obtained from a quoted price in an active market, such securities are reflected as Level 2.

Various inputs are used in determining the value of the Portfolio’s investments. These inputs are summarized in the three broad levels listed below:

Investment Type	Level 1 Quoted prices in active markets for identical securities	Level 2 Significant other observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)	Level 3 Significant unobservable inputs (including the Portfolio’s own assumptions in determining the fair value of investments)	Total
Assets:
Common Stocks
Consumer Discretionary	$100,050,865	$—	$—	$100,050,865
Consumer Staples	1,634,146	—	—	1,634,146
Energy	34,987,058	—	—	34,987,058
Financials	18,767,337	—	—	18,767,337
Health Care	56,505,823	—	—	56,505,823
Industrials	49,230,446	—	—	49,230,446
Information Technology	156,156,650	—	—	156,156,650
Materials	12,543,138	—	—	12,543,138
Telecommunication Services	18,433,527	—	—	18,433,527
Short-Term Investments	—	12,106,468	—	12,106,468

Total Assets	$448,308,990	$12,106,468	$—	$460,415,458

Total Liabilities	$—	$—	$—	$—

Total	$448,308,990	$12,106,468	$—	$460,415,458

Investment security transactions for the nine months ended September 30, 2010 were as follows:

Cost of Purchases:
Stocks and long-term corporate debt securities	$600,714,131
Net Proceeds of Sales and Redemptions:
Stocks and long-term corporate debt securities	$546,307,114

As of September 30, 2010, the gross unrealized appreciation (depreciation) of investments based on the aggregate cost of investments for Federal income tax purposes was as follows:

Aggregate gross unrealized appreciation	$50,953,491
Aggregate gross unrealized depreciation	(5,452,494)

Net unrealized appreciation	$45,500,997

Federal income tax cost of investments	$414,914,461

See Notes to Portfolio of Investments.

EQ ADVISORS TRUST

NOTES TO PORTFOLIO OF INVESTMENTS

September 30, 2010 (Unaudited)

Note 1 Valuation

The Portfolios are subject to the provisions of FASB Accounting Standards Codification™ (“ASC”), “Fair Value Measurements and Disclosure” (ASC 820). This standard defines fair value, sets out a framework for measuring fair value and requires certain disclosures about fair value measurements. ASC 820 establishes a hierarchy that prioritizes the inputs to valuation techniques, giving the highest priority to readily available unadjusted quoted prices in active markets for identical assets (level 1 measurements) and the lowest priority to unobservable inputs (level 3 measurements) when market prices are not readily available or reliable. The three levels of the hierarchy under ASC 820 are summarized below:

•	Level 1 - quoted prices in active markets for identical assets

•	Level 2 - other significant observable inputs (including quoted prices of similar securities, interest rates, prepayment speeds, credit risk, etc.)

•	Level 3 - significant unobservable inputs (including the Portfolio’s own assumptions in determining the fair value of investments)

Changes in valuation techniques may result in transfers in or out of an investment’s assigned level within the hierarchy.

The inputs or methodology used to value securities are not necessarily an indication of the risk associated with investing in those securities. For example, money market securities are valued using amortized cost, in accordance with the rules under the 1940 Act. Generally, amortized cost approximates the current fair value of a security, but since the valuation is not obtained from a quoted price in an active market, such securities are reflected as Level 2.

A summary of inputs used to value each Portfolio’s assets and liabilities carried at fair value as of September 30, 2010 is included in the Portfolio of Investments.

Accounting for Derivative Instruments:

The Portfolios are subject to the provisions of ASC 815, “Derivatives and Hedging: Overall” (“ASC 815”). ASC 815 requires disclosures about Portfolios’ derivative and hedging activities. Derivatives accounted for as hedging instruments under ASC 815 must be disclosed separately from those that do not qualify for hedge accounting. Even though the Portfolios may use derivatives in an attempt to achieve an economic hedge, the Portfolio’s derivatives are not accounted for as hedging instruments under ASC 815 because investment companies account for their derivatives at fair value and record any changes in fair value in current period earnings. All open derivative positions at period end are reflected on each respective Portfolio’s Portfolio of Investments.

For more information on each Portfolio’s policy regarding valuation of investments and other significant accounting policies, please refer to a Portfolio’s most recent semi-annual or annual report.

Item 2. Controls and Disclosures.

(a)	The registrant’s certifying officers have evaluated the registrant’s disclosure controls and procedures as of a date within 90 days prior to the filing date of this report and have determined such controls and procedures to be reasonably designed to achieve the purposes described in Rule 30a-3(c) under the Investment Company Act of 1940.

(b)	The registrant’s certifying officers are not aware of any changes in the registrant’s internal control over financial reporting that occurred during the registrant’s last fiscal quarter that has materially affected, or is reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 3. Exhibits.

Certifications required by Item 3 are filed herewith.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

EQ Advisors Trust

By:	/s/ Steven M. Joenk
Steven M. Joenk
President
November 29, 2010

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ Steven M. Joenk
Steven M. Joenk
Chief Executive Officer
November 29, 2010

By:	/s/ Brian Walsh
Brian Walsh
Chief Financial Officer and Treasurer
November 29, 2010